                                                       REGISTRATION NO. 2-30070
                                                     REGISTRATION NO. 811-01705
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4

                           REGISTRATION STATEMENT
                                   UNDER
                         THE SECURITIES ACT OF 1933      [X]
                      POST-EFFECTIVE AMENDMENT NO. 102   [X]
                                   AND/OR
                           REGISTRATION STATEMENT
                                   UNDER
                     THE INVESTMENT COMPANY ACT OF 1940  [X]
                             AMENDMENT NO. 350           [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                              SEPARATE ACCOUNT A
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  SHANE DALY
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                  (NAMES AND ADDRESSES OF AGENTS FOR SERVICE)

                               -----------------

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):
    [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [X]On May 1, 2018 pursuant to paragraph (b) of Rule 485.
    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.
    [_]75 days after filing pursuant to paragraph (a)(2) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under variable annuity contracts.

================================================================================

                                     NOTE

This Post-Effective Amendment No. 102 ("PEA") to the Form N-4 Registration Statement No. 2-30070 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account A is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Prospectuses, Supplements and Statements of Additional Information. Part C has also been updated pursuant to the requirements of Form N-4. The PEA does not amend any other part of the Registration Statement except as specifically noted herein.

EQUI-VEST(R)

Employer-Sponsored Retirement Plans


PROSPECTUS DATED MAY 1, 2018


PLEASE READ AND KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING OR TAKING ANY OTHER ACTION UNDER YOUR CONTRACT. THIS PROSPECTUS SUPERSEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

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WHAT IS EQUI-VEST(R)?

EQUI-VEST(R) is a deferred annuity contract issued by AXA Equitable Life Insurance Company. It provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options and our guaranteed interest option or in our fixed maturity options ("investment options").

This prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the contract are changed after the date of this prospectus in accordance with the contract, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. The contract should also be read carefully.

Each of these contracts may not currently be available in all states.

VARIABLE INVESTMENT OPTIONS
FIXED INCOME
--------------------------------------------------------------------------------

.. 1290 VT High Yield Bond

.. American Funds Insurance Series(R) Bond Fund
.. Charter/SM/ Multi-Sector Bond
.. EQ/Core Bond Index
.. EQ/Global Bond PLUS
.. EQ/Intermediate Government Bond
.. EQ/Money Market
.. EQ/PIMCO Global Real Return
.. EQ/PIMCO Ultra Short Bond
.. EQ/Quality Bond PLUS
.. Invesco V.I. High Yield
.. Ivy VIP High Income
.. Multimanager Core Bond
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DOMESTIC EQUITY
--------------------------------------------------------------------------------

.. 1290 VT Equity Income
.. 1290 VT GAMCO Mergers & Acquisitions
.. 1290 VT GAMCO Small Company Value

.. 1290 VT Socially Responsible
.. AXA 400 Managed Volatility
.. AXA 500 Managed Volatility
.. AXA 2000 Managed Volatility
.. AXA/AB Small Cap Growth
.. AXA/ClearBridge Large Cap Growth
.. AXA/Franklin Small Cap Value Managed Volatility
.. AXA/Janus Enterprise
.. AXA Large Cap Core Managed Volatility
.. AXA Large Cap Growth Managed Volatility
.. AXA Large Cap Value Managed Volatility
.. AXA/Loomis Sayles Growth
.. AXA Mid Cap Value Managed Volatility
.. AXA/Mutual Large Cap Equity Managed Volatility
.. Charter/SM/ Small Cap Growth
.. Charter/SM/ Small Cap Value
.. EQ/BlackRock Basic Value Equity
.. EQ/Capital Guardian Research
.. EQ/Common Stock Index
.. EQ/Equity 500 Index
.. EQ/Invesco Comstock
.. EQ/JPMorgan Value Opportunities
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Value Index
.. EQ/Mid Cap Index
.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. EQ/UBS Growth and Income
.. Fidelity(R) VIP Contrafund(R)
.. Goldman Sachs VIT Mid Cap Value
.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity
.. Ivy VIP Energy
.. Ivy VIP Mid Cap Growth
.. Ivy VIP Small Cap Growth
.. MFS(R) Investors Trust
.. MFS(R) Massachusetts Investors Growth Stock
.. MFS(R) Technology
.. MFS(R) Utilities
.. Multimanager Aggressive Equity
.. Multimanager Mid Cap Growth
.. Multimanager Mid Cap Value
.. Multimanager Technology
.. VanEck VIP Global Hard Assets
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INTERNATIONAL/GLOBAL
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.. AXA Global Equity Managed Volatility
.. AXA International Core Managed Volatility
.. AXA International Managed Volatility
.. AXA International Value Managed Volatility
.. AXA/Templeton Global Equity Managed Volatility
.. EQ/Emerging Markets Equity PLUS
.. EQ/International Equity Index
.. EQ/MFS International Growth
.. EQ/Oppenheimer Global
.. Invesco V.I. Global Real Estate
.. Invesco V.I. International Growth
.. Lazard Retirement Emerging Markets Equity
.. MFS(R) International Value
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ASSET ALLOCATION
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.. 1290 VT DoubleLine Dynamic Allocation

.. All Asset Growth - Alt 20
.. AXA/AB Dynamic Moderate Growth
.. AXA Aggressive Allocation
.. AXA Balanced Strategy
.. AXA Conservative Allocation
.. AXA Conservative Growth Strategy
.. AXA Conservative-Plus Allocation
.. AXA Conservative Strategy
.. AXA/Franklin Balanced Managed Volatility
.. AXA/Franklin Templeton Allocation Managed Volatility
.. AXA Moderate Allocation
.. AXA Moderate Growth Strategy
.. AXA Moderate-Plus Allocation
.. Target 2015 Allocation
.. Target 2025 Allocation
.. Target 2035 Allocation
.. Target 2045 Allocation
.. Target 2055 Allocation
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You allocate amounts to the variable investment options, under your choice of investment method subject to any restrictions. Each variable investment option is a subaccount of Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio ("portfolio") that is part of one of the trusts (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio. You may also allocate amounts to the guaranteed interest option and the fixed maturity options, which are discussed later in this prospectus.

TYPES OF CONTRACTS. For existing and new contract owners, we offer different "series" of contracts for use as:

Employer-funded traditional individual retirement annuities ("IRAs"):

..   A simplified employee pension plan ("SEP") sponsored by an employer.

..   SEPs funded by salary reduction arrangements ("SARSEPs") for plans established by employers before January 1, 1997. Although we still issue these contracts to employees whose employer's plans enrolled on this basis, plans of this type are no longer available under EQUI-VEST(R) to new employer groups without existing plans.

..   SIMPLE IRAs funded by employee salary reduction and employer contributions.

Other employer-sponsored contracts:

..   Trusteed contracts to fund defined contribution "HR-10" or "Keogh" plans of employers who are sole proprietorships,

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER
AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                  EV-Employer Sponsored Retirement Plans (IF/NB)
                                                                         #520809
   partnerships, or business trusts, or plans of corporations, including non-profit organizations and states or local governmental entities.

..   Annuitant-Owned contracts to fund defined contribution HR-10 or Keogh plans.

..   An Internal Revenue Code Section 403(b) Tax-Sheltered Annuity (basic "TSA")
    for public schools and nonprofit entities under Internal Revenue Code
    Section 501(c)(3).

..   A TSA annuity issued to participants of TSA plans generally sponsored by universities ("University TSA") that prohibits loans and has restrictions not included in a basic TSA.

..   To fund Internal Revenue Code Section 457 employee deferred compensation
    ("EDC") plans of state and municipal governments and tax-exempt organizations.

Minimum contribution amounts of $20 may be made under the contract.


Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2018, is a part of one of the registration statements. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 4956, Syracuse, NY 13221-4956 or calling
(800) 628-6673. The SAI has been incorporated by this reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.


Although this prospectus is primarily designed for potential purchasers of the contract, you may have previously purchased a contract and are receiving this prospectus as a current contract owner. If you are a current contract owner, you should note that the options, features and charges of the contract may have varied over time and may vary depending on your state. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your contract and/or see Appendix III.

Contents of this Prospectus

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             Index of key words and phrases                      5
             Who is AXA Equitable?                               7
             How to reach us                                     8
             EQUI-VEST(R) contracts for employer-sponsored
               retirement plans at a glance -- key features     10

             ------------------------------------------------------
             FEE TABLE                                          12
             ------------------------------------------------------

             Examples                                           13
             EQUI-VEST(R) series 100 and 200 contracts --
               For TSA, University TSA, SEP, SARSEP, EDC and
               Annuitant-Owned HR-10 contracts:                 14
             EQUI-VEST(R) series 200 Trusteed contracts         14
             EQUI-VEST(R) series 300 contracts                  14
             EQUI-VEST(R) series 400 contracts                  14
             Condensed financial information                    14

             ------------------------------------------------------
             1. CONTRACT FEATURES AND BENEFITS                  15
             ------------------------------------------------------
             How you can purchase and contribute to your
               contract                                         15
             Owner and annuitant requirements                   17
             How you can make your contributions                17
             What are your investment options under the
               contract?                                        17
             Portfolios of the Trusts                           19
             Selecting your investment method                   30
             ERISA considerations for employers                 31
             Allocating your contributions                      31
             Your right to cancel within a certain number of
               days                                             31

             ------------------------------------------------------
             2. DETERMINING YOUR CONTRACT'S VALUE               32
             ------------------------------------------------------
             Your account value and cash value                  32
             Your contract's value in the variable investment
               options                                          32
             Your contract's value in the guaranteed interest
               option                                           32
             Your contract's value in the fixed maturity
               options                                          32
             Insufficient account value                         32

             ------------------------------------------------------
             3.TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS 33
             ------------------------------------------------------
             Transferring your account value                    33
             Disruptive transfer activity                       33
             Automatic transfer options                         34
             Investment simplifier                              34
             Rebalancing your account value                     35


-------------
"We,""our," and "us" refer to AXA Equitable.
When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.


When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

                          CONTENTS OF THIS PROSPECTUS

             ------------------------------------------------------
             4. ACCESSING YOUR MONEY                            36
             ------------------------------------------------------
             Withdrawing your account value                     36
             How withdrawals are taken from your account value 37 Loans under TSA, governmental employer EDC and
               Corporate Trusteed contracts                     37
             Texas ORP participants                             38
             Termination                                        38
             When to expect payments                            38
             Your annuity payout options                        39

             ------------------------------------------------------
             5. CHARGES AND EXPENSES                            41
             ------------------------------------------------------
             Charges that AXA Equitable deducts                 41
             Charges under the contracts                        41
             For all contract series                            45
             Charges that the Trusts deduct                     46
             Variations in charges                              46

             ------------------------------------------------------
             6. PAYMENT OF DEATH BENEFIT                        47
             ------------------------------------------------------
             Your beneficiary and payment of benefit            47
             How death benefit payment is made                  47
             Beneficiary continuation option (For TSAs, SEPs,
               SARSEP and SIMPLE IRAs only) -- May not be
               available in all states                          48

             ------------------------------------------------------
             7. TAX INFORMATION                                 49
             ------------------------------------------------------
             Tax information and ERISA matters                  49
             Buying a contract to fund a retirement arrangement 49
             Special rules for tax-favored retirement plans     49
             Additional "Saver's Credit" for salary reduction
               contributions to certain plans or a traditional
               IRA or Roth IRA                                  49
             Qualified plans                                    50
             Tax-sheltered annuity contracts (TSAs)             50
             Distributions from Qualified Plans and TSAs        52
             Simplified Employee Pensions (SEPs)                56
             SIMPLE IRAs (Savings Incentive Match Plan)         56
             Public and tax-exempt organization employee
               deferred compensation plans (EDC Plans)          57
             Traditional Individual Retirement Annuities
               (traditional IRAs)                               59
             Withdrawals, payments and transfers of funds out
               of traditional IRAs                              60
             ERISA matters                                      65
             Certain rules applicable to plans designed to
               comply with Section 404(c) of ERISA              66
             Tax withholding and information reporting          66
             Federal income tax withholding on periodic
               annuity payments                                 66
             Federal income tax withholding on non-periodic
               annuity payments (withdrawals) which are not
               eligible rollover distributions                  67
             Mandatory withholding from eligible rollover
               distributions                                    67
             Impact of taxes to AXA Equitable                   67


             ------------------------------------------------------
             8. MORE INFORMATION                                68
             ------------------------------------------------------
             About our Separate Account A                       68
             About the Trusts                                   68
             About our fixed maturity options                   68
             About the general account                          69
             About other methods of payment                     70
             Dates and prices at which contract events occur    70
             Contributions, transfers, withdrawals and
               surrenders                                       70
             About your voting rights                           71
             Cybersecurity                                      71
             Fiduciary Rule                                     71
             Statutory compliance                               71
             About legal proceedings                            72
             Financial statements                               72
             Transfers of ownership, collateral assignments,
               loans, and borrowing                             72
             Funding changes                                    72
             Distribution of the contracts                      72

             ------------------------------------------------------
             9. INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE 75
             ------------------------------------------------------


           -------------------------------------------------------------
           APPENDICES
           -------------------------------------------------------------
             I   --   Condensed financial information               I-1
            II   --   Market value adjustment example              II-1
           III   --   State contract availability and/or          III-1
                        variations of certain features and
                        benefits

           -------------------------------------------------------------
           STATEMENT OF ADDITIONAL INFORMATION
             Table of contents
           -------------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.


                                                               PAGE

            account value                                        32
            annuitant                                            17
            annuity payout options                               39
            Annuitant-Owned HR-10                                17
            AXA Equitable Access Account                         47
            beneficiary                                          47
            beneficiary continuation option                      48
            business day                                         70
            cash value                                           32
            contract date                                        15
            contract date anniversary                            15
            contract year                                        15
            contributions                                        15
            disruptive transfer activity                         33
            DOL                                                  50
            EDC                                                   2
            ERISA                                                31
            elective deferral contributions                      51
            fixed maturity amount                                29
            fixed maturity option                                29
            guaranteed interest option                           29
            IRA                                                   1
            investment options                                 1,17
            market adjusted amount                               29


                                                               PAGE

           market timing                                      9, 33
           market value adjustment                               29
           maturity value                                        29
           nonelective contribution                              56
           Online Account Access                                  8
           partial withdrawals                                   36
           portfolio                                              1
           processing office                                      8
           rate to maturity                                      29
           Required Beginning Date                               64
           SAI                                                    2
           SEC                                                    2
           salary reduction contributions                        49
           SARSEP                                                17
           SEP                                                    1
           SIMPLE IRA                                            56
           TOPS                                                   8
           Trusteed contracts                                     1
           TSA                                                 2,50
           Trusts                                             1, 34
           unit                                                  32
           unit investment trust                                 68
           variable investment options                        1, 18

To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we do use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.

---------------------------------------------------------------------
 PROSPECTUS                    CONTRACT OR SUPPLEMENTAL MATERIALS
---------------------------------------------------------------------
fixed maturity options         Guarantee Periods or Fixed Maturity
                               Accounts

variable investment options    Investment Funds or Investment
                               Divisions

account value                  Annuity Account Value

rate to maturity               Guaranteed Rates

guaranteed interest option     Guaranteed Interest Account

unit                           Accumulation unit

unit value                     Accumulation unit value
---------------------------------------------------------------------

                        INDEX OF KEY WORDS AND PHRASES

In this prospectus, we use a "series" number when necessary to identify a particular contract. We discuss four series of contracts. Once you have purchased a contract you can identify the EQUI-VEST(R) series you have by referring to your confirmation notice, or you may contact your financial professional, or you may call our toll-free number. The series designations are as follows:

 -----------------------------------------------------------------------------
 TSA, SEP, EDC, ANNUITANT-OWNED HR-10   series 100
 AND TRUSTEED CONTRACTS.                This series is no longer available
                                        for new purchasers except in NJ and
                                        NY for Trusteed.
 -----------------------------------------------------------------------------
 TSA, EDC, ANNUITANT-OWNED HR-10,       series 200
 TRUSTEED, SEP AND SARSEP CONTRACTS.    This series is available for new
                                        purchasers of Trusteed and
                                        Annuitant-Owned HR-10 contracts in
                                        all states except in NY and NJ. Also
                                        available for SEP and SARSEP
                                        contracts in MD, OR and WA.
                                        This series is available for TSA and
                                        EDC to issue contracts to new
                                        participants in existing units for
                                        certain plans in a limited number of
                                        states.
 -----------------------------------------------------------------------------
 SEP AND SARSEP CONTRACTS IN ALL        series 300
 STATES EXCEPT IN MD, OR AND WA.
 -----------------------------------------------------------------------------
 SIMPLE IRA CONTRACT APPROVED IN ALL    series 400
 STATES EXCEPT OR, PA AND PR.
 -----------------------------------------------------------------------------

                        INDEX OF KEY WORDS AND PHRASES

Who is AXA Equitable?

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We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc., which is an indirect majority owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the majority shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.

AXA Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $669.9 billion in assets as of December 31, 2017. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:
 FOR CORRESPONDENCE WITH CHECKS:

FOR CONTRIBUTIONS SENT BY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R)
  Unit Annuity Lockbox
  P.O. Box 13463
  Newark, NJ 07188-0463

FOR TSA, GOVERNMENTAL EMPLOYER EDC AND CORPORATE TRUSTEED LOAN REPAYMENTS SENT BY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R) Loan Repayments Lockbox
  P.O. Box 13496
  Newark, NJ 07188-0496

FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:

  AXA Equitable
  JPMorganChase
  EQUI-VEST(R) Lockbox #13463
  4 Chase Metrotech Center (7th Floor)
  Brooklyn, NY 11245-0001
  Telephone number to be listed on express mail packages
  Attn: Extraction Supervisor, (718) 242-0716
 FOR CORRESPONDENCE WITHOUT CHECKS:

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R) Processing Office
  P.O. Box 4956
  Syracuse, NY 13221-4956

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

  AXA Equitable
  EQUI-VEST(R) Processing Office
  100 Madison Street, Suite 1000
  Syracuse, NY 13202

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 100 Madison Street, Suite 1000, Syracuse, New York 13202.
 REPORTS WE PROVIDE:

..   confirmation notices of financial transactions; and

..   quarterly statements of your contract values as of the close of each calendar quarter.

As required, notices and statements will be sent by mail under certain circumstances. They are also available on Online Account Access.
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND ONLINE ACCOUNT ACCESS SYSTEMS

TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:

..   your current account value;

..   your current allocation percentages;

..   the number of units you have in the variable investment options;

..   rates to maturity for fixed maturity options; and

..   the daily unit values for the variable investment options.

You can also:

..   change your allocation percentages and/or transfer among the variable investment options and the guaranteed interest option (not available for transfers to fixed maturity options); and

..   change your TOPS personal identification number ("PIN") (through TOPS only)
    and your Online Account Access password (through Online Account Access only).

Under TOPS only you can:

..   elect the investment simplifier.

Under Online Account Access only you can:

..   make a loan payment (for TSA and EDC only);

..   elect to receive certain contract statements electronically;

..   change your address;

..   access "Frequently Asked Questions" and certain service forms; and

..   obtain performance information regarding the variable investment options.

TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You can use TOPS by calling toll free (800)755-7777. You may use Online Account Access by visiting our website at ww.axa.com and logging in to access your account. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine.

                             WHO IS AXA EQUITABLE?

For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this prospectus).

We reserve the right to discontinue offering TOPS at any time in the future.
 CUSTOMER SERVICE REPRESENTATIVE:

You may also use our toll-free number (800) 628-6673 to speak with one of our customer service representatives. Our customer service representatives are available on each business day Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m., Eastern Time.

Hearing or speech-impaired clients may call the AT&T National Relay Number at
(800) 855-2880 for information about your account. If you have a Telecommunications Device for the Deaf (TDD), you may relay messages or questions to our Customer Service Department at (800) 628-6673, Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m. Eastern Time. AT&T personnel will communicate our reply back to you, via the TDD.
 TOLL-FREE TELEPHONE SERVICE:

You may reach us toll-free by calling (800) 841-0801 for a recording of daily unit values for the variable investment options.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1)election of the automatic investment program (not applicable to all contracts);

(2)election of the investment simplifier;

(3)election of the automatic deposit service;

(4)election of the rebalancing program;

(5)election of required minimum distribution ("RMD") automatic withdrawal option;

(6)election of beneficiary continuation option (TSA, SEP, SARSEP, and SIMPLE IRA contracts only);

(7)transfer/rollover of assets to another carrier;

(8)request for a loan (ERISA and non-ERISA TSA if permitted by plan, governmental employer EDC (subject to state availability) and Corporate Trusteed contracts);

(9)automatic transfer of the principal portion of loan repayments to your investment options according to your investment allocation instructions currently on file;

(10)tax withholding election;

(11)contract surrender and withdrawal requests; and

(12)death claims.

WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:


(1)beneficiary changes;

(2)transfers among investment options; and

(3)change of ownership (when applicable).


We anticipate requiring status documentation in the case of certain changes of ownership or address changes where Foreign Account Tax Compliance Act ("FATCA") withholding could be required. See "Tax Information" later in this Prospectus.

TO CHANGE OR CANCEL ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)automatic investment program;

(2)investment simplifier;

(3)rebalancing program;

(4)systematic withdrawals; and

(5)the date annuity payments are to begin.

                              -------------------

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.

SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. For TSA, SEP, and SIMPLE IRA contracts we need the annuitant's signature and in some cases the Plan Administrator's signature if the Plan requires it.

                             WHO IS AXA EQUITABLE?

EQUI-VEST(R) contracts for employer-sponsored retirement plans at a glance -- key features

--------------------------------------------------------------------------------

PROFESSIONAL INVESTMENT     EQUI-VEST(R)'s variable investment
MANAGEMENT                  options invest in different portfolios
                            sub-advised by professional investment
                            advisers.
--------------------------------------------------------------------
GUARANTEED INTEREST OPTION  .   Principal and interest guarantees
                            .   Interest rates set periodically
--------------------------------------------------------------------

FIXED MATURITY OPTIONS      .   10 (7 in Oregon) fixed maturity
                                options with maturities ranging
                                from approximately 1 to 10 years (1
                                to 7 in Oregon).
                            .   Each fixed maturity option offers a
                                guarantee of principal and interest
                                rate if you hold it to maturity.
                            ----------------------------------------
                            If you make any withdrawals (including
                            transfers, surrender or termination of
                            your contract or when we make
                            deductions for charges) from a fixed
                            maturity option before it matures, we
                            will make a market value adjustment,
                            which will increase or decrease any
                            fixed maturity amount you have in that
                            fixed maturity option.
                            ----------------------------------------
                            Only available for contracts in states
                            where approved.
--------------------------------------------------------------------

TAX ADVANTAGES  .   On earnings inside the contract                No tax until you make withdrawals from your contract or
                .   On transfers inside the contract               receive annuity payments.
                                                                   No tax on transfers among investment options.
                ---------------------------------------------------------------------------------------------------------------

                      Because you are purchasing or
                      contributing to an annuity contract to
                      fund a tax-favored employer sponsored
                      retirement arrangement, you should be
                      aware that such contracts do not
                      provide tax deferral benefits beyond
                      those already provided by the Internal
                      Revenue Code. Before purchasing one of
                      these contracts, you should consider
                      whether its features and benefits
                      beyond tax deferral meet your needs and
                      goals. You may also want to consider
                      the relative features, benefits and
                      costs of these annuities with any other
                      investment that you may use in
                      connection with your retirement plan or
                      arrangement. (For more information, see
                      "Tax information" later in this
                      prospectus.)
--------------------------------------------------------------
CONTRIBUTION AMOUNTS  .   $20 (minimum) each contribution
                      .   Maximum contribution limitations
                          apply to all contracts.
                      ----------------------------------------
                      In general, contributions are limited
                      to $1.5 million ($500,000 for owners or
                      annuitants who are age 81 and older at
                      contract issue) under all EQUI-VEST(R)
                      series contracts with the same owner or
                      annuitant. Currently, we refuse to
                      accept any contribution if the sum of
                      all contributions under all AXA
                      Equitable annuity accumulation
                      contracts of which you are the owner or
                      under which you are the annuitant would
                      total $2.5 million. Upon advance notice
                      to you, we may exercise certain rights
                      we have under the contract regarding
                      contributions, including our rights to
                      (i) change minimum and maximum
                      contribution requirements and
                      limitations, and (ii) discontinue
                      acceptance of contributions. Further,
                      we may at any time exercise our rights
                      to limit or terminate your
                      contributions and transfers to any of
                      the variable investment options and to
                      limit the number of variable investment
                      options which you may elect. For more
                      information, see "How you can purchase
                      and contribute to your contract" in
                      "Contract features and benefits" later
                      in this prospectus.
--------------------------------------------------------------
ACCESS TO YOUR MONEY  .   Partial withdrawals
                      .   Several periodic withdrawal options
                      .   Contract surrender
                      Withdrawals are subject to the terms of
                      the plan and may be limited. You may
                      incur a withdrawal charge for certain
                      withdrawals or if you surrender your
                      contract. You may also incur income tax
                      and a penalty tax.
--------------------------------------------------------------
PAYOUT OPTIONS        .   Fixed annuity payout options
                      .   Variable Immediate Annuity payout
                          options (described in a separate
                          prospectus for that option)
--------------------------------------------------------------

 EQUI-VEST(R) CONTRACTS FOR EMPLOYER-SPONSORED RETIREMENT PLANS AT A GLANCE --
                                 KEY FEATURES

ADDITIONAL FEATURES  .   Dollar cost averaging by automatic transfers
                        -- Interest sweep option
                        -- Fixed dollar option
                     .   Automatic investment program (not applicable to all
                         contracts)
                     .   Account value rebalancing (quarterly, semiannually, and
                         annually)
                     .   No charge on transfers among investment options
                     .   Waiver of withdrawal charge under certain circumstances
                     .   Minimum death benefit
-----------------------------------------------------------------------------------
FEES AND CHARGES     .   Please see "Fee Table" later in this prospectus for
                         complete details.
-----------------------------------------------------------------------------------

THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS, INCLUDING THE AVAILABILITY OF ALL INVESTMENT OPTIONS, MAY VARY IN YOUR STATE OR AT CERTAIN AGES OR UNDER YOUR INVESTMENT METHOD; ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS OR IN ALL STATES. PLEASE SEE APPENDIX III LATER IN THIS PROSPECTUS FOR MORE INFORMATION ON STATE AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS.

For more detailed information, we urge you to read the contents of this prospectus, as well as your contract. This prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The prospectus should be read carefully before investing. Please feel free to speak with your financial professional or call us, if you have any questions. If for any reason you are not satisfied with your contract, you may return it to us for a refund within a certain number of days. Please see "Your right to cancel within a certain number of days" in "Contract features and benefits" later in this prospectus for additional information.

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this prospectus. Not every contract is offered through the same Selling broker-dealer. Some Selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the Selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance. Some Selling broker-dealers may limit their clients from purchasing some optional benefits based upon the client's age.

 EQUI-VEST(R) CONTRACTS FOR EMPLOYER-SPONSORED RETIREMENT PLANS AT A GLANCE --
                                 KEY FEATURES

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals, purchase a Variable Immediate Annuity payout option or make certain transfers and exchanges. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.

------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
------------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of
contributions, or amounts withdrawn, depending on the
contract and series (deducted if you surrender your
contract or make certain withdrawals)/(1)/              6.00%

Charge for third-party transfer or exchange (for each
occurrence)/(2)/                                        series 100 and 200: none
                                                        series 300 and 400: $65 (current and maximum)
                                                        (except for -- series 400 SIMPLE IRA: which is $25)

Special services charges
  .   Wire transfer charge/(3)/                         $90 (current and maximum)

  .   Express mail charge/(3)/                          $35 (current and maximum)
------------------------------------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying Trust portfolio fees and expenses.

----------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE ANNIVERSARY/(4)/
----------------------------------------------------------------------------------------------------------------
Annual administrative charge/(5)/

For series 100 and 200:                                 The lesser of $30 or 2% of your account value, plus any
                                                        prior withdrawals during the contract year.

For series 300 and 400:                                 $65 maximum ($30 current)

Net Loan interest charge/(6)/ -- TSA, governmental
employer EDC and Corporate Trusted contracts
(calculated as a percentage of the outstanding loan
amount and deducted at the time the loan repayment is
received).                                              2.00%.

-----------------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES:             EQ/COMMON STOCK INDEX
                                              EQ/MONEY MARKET OPTIONS       ALL OTHER VARIABLE INVESTMENT OPTIONS
                                              ----------------------- -------------------------------------------
                                               SERIES 100  SERIES 200  SERIES 100  SERIES 200  SERIES 300   SERIES 400
                                               ---------   ---------   ---------   ---------   ---------    ---------
Maximum mortality and expense risk/(7)/       0.65%       1.24%       0.50%       1.09%       1.10%        1.75%
                                              (currently  (currently                                       (currently
                                              0.56%)      1.15%)                                           1.10%)
Maximum other expenses/(8)/                   0.84%       0.25%       0.84%       0.25%       0.25%        0.25%
                                                                                              (currently   (currently
                                                                                              0.24%)       0.24%)
                                              -           -           -           -           ------       ------
Maximum total Separate Account A annual
expenses/(9)/                                 1.49%       1.49%       1.34%       1.34%       1.35%        2.00%
                                              =====       =====       =====       =====       =====        =====
                                              (currently  (currently                          (currently   (currently
                                              1.40%)      1.40%)                              1.34%)/(10)/ 1.34%)/(10)/

                                   FEE TABLE

You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.


-----------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-----------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets  Lowest Highest
including management fees, 12b-1 fees, service fees, and/or other expenses)/(11)/            0.59%  1.94%
-----------------------------------------------------------------------------------------------------------


Notes:

(1)Important exceptions and limitations may eliminate or reduce this charge. For a complete description of withdrawal charges, please see "Withdrawal charge" in "Charges and expenses" later in this prospectus.

(2)This charge will never exceed 2% of the amount disbursed or transferred.

(3)Unless you specify otherwise, this charge will be deducted from the amount you request.

(4)Depending on your Employer's plan, we may be instructed to withdraw a plan operating expense charge from your account value for administrative and record-keeping services related to the contract. The charge is determined through an arrangement between your Employer and a third party. We will remit the amount withdrawn to either your Employer or your Employer's designee. Please refer to your contract for more information.

(5)For series 300 and 400 contracts, during the first two contract years, this charge, if it applies, is equal to the lesser of $30 or 2% of your account value plus any amount previously withdrawn during the contract year. Thereafter, the charge is $30 for each contract year.

(6)We charge interest on loans under your contract but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. See "Loans under TSA, governmental employer EDC and Corporate Trusteed contracts" under "Accessing your money" later in this prospectus for more information on how the loan interest is calculated and for restrictions that may apply.

(7)A portion of this charge is for providing the death benefit.

(8)For series 100 and 200 contracts, this charge is for financial accounting and other administrative services relating to the contract.

(9)For series 100 and 200 contracts, the total Separate Account A annual expenses of the variable investment options and total annual expenses of the Trust when added together are not permitted to exceed an annual rate of 1.75% for the AXA Moderate Allocation, Multimanager Aggressive Equity, EQ/Common Stock Index, and EQ/Money Market options.

(10)For all variable investment options other than AXA Moderate Allocation, Multimanager Aggressive Equity, EQ/Common Stock Index and EQ/Money Market.

(11)"Total Annual Portfolio Operating Expenses" may be based, in part, on estimated amounts of such expenses.

EXAMPLES

These examples are intended to help you compare the cost of investing in each type of EQUI-VEST(R) series contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.


The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated. The examples use an average annual administrative charge based on charges paid in 2017, which results in an estimated annual charge of 0.0572% of contract value.


The fixed maturity options and the guaranteed interest option are not covered by the fee table and examples. However, the annual administrative charge, the withdrawal charge, the third-party transfer or exchange charge, and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options and the guaranteed interest option. A market value adjustment (up or down) will apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. The examples also assume (i) maximum contract charges rather than the lower current expenses discussed in "Charges and expenses" later in this prospectus (except the annual administrative charge which is described above); (ii) the total annual expenses of the portfolios (before expense limitations) set forth in the previous tables; and (iii) there is no waiver of the withdrawal charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                   FEE TABLE

                 EQUI-VEST(R) SERIES 100 AND 200 CONTRACTS --
FOR TSA, UNIVERSITY TSA, SEP, SARSEP, EDC AND ANNUITANT-OWNED HR-10 CONTRACTS:


---------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE   CONTRACT AT THE END OF THE
                                    END OF THE APPLICABLE TIME PERIOD         APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                        $898    $1,631    $2,386    $4,061    $350  $1,066  $1,804   $3,748
---------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                        $764    $1,233    $1,729    $2,741    $209  $  644  $1,105   $2,381
---------------------------------------------------------------------------------------------------------


                  EQUI-VEST(R) SERIES 200 TRUSTEED CONTRACTS


---------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE   CONTRACT AT THE END OF THE
                                    END OF THE APPLICABLE TIME PERIOD         APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                        $898    $1,631    $2,386    $3,748    $350  $1,066  $1,804   $3,748
---------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                        $764    $1,233    $1,705    $2,381    $209  $  644  $1,105   $2,381
---------------------------------------------------------------------------------------------------------


                       EQUI-VEST(R) SERIES 300 CONTRACTS


---------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE   CONTRACT AT THE END OF THE
                                    END OF THE APPLICABLE TIME PERIOD         APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                        $899    $1,634    $2,391    $3,757    $351  $1,070  $1,809   $3,757
---------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                        $765    $1,236    $1,711    $2,392    $210  $  647  $1,111   $2,392
---------------------------------------------------------------------------------------------------------


                       EQUI-VEST(R) SERIES 400 CONTRACTS


---------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE   CONTRACT AT THE END OF THE
                                    END OF THE APPLICABLE TIME PERIOD         APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                        $964    $1,822    $2,694    $4,350    $419  $1,269  $2,131   $4,350
---------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                        $830    $1,429    $2,052    $3,073    $278  $  852  $1,452   $3,073
---------------------------------------------------------------------------------------------------------


CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this prospectus, for the unit values and number of units outstanding as of the periods shown for each of the variable investment options, available as of December 31, 2017.

                                   FEE TABLE

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

The employer sponsoring the plan makes payments to us that we call "contributions." These contributions purchase an annuity contract for your benefit. We can refuse to accept any application or contribution from your employer at any time, including after you purchase the contract. We require a minimum contribution amount of $20 for each type of contract purchased. If the total annual contributions to a TSA will be at least $200 annually, we may accept contributions of less than $20. Maximum contribution limitations also apply. The following table summarizes our current rules regarding contributions to your contract, which rules are subject to change.

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our right to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit the number of variable investment options which you may elect.

--------------------------------------------------------------------------------
WE RESERVE THE RIGHT TO CHANGE OUR CURRENT LIMITATIONS ON YOUR CONTRIBUTIONS
AND TO DISCONTINUE ACCEPTANCE OF CONTRIBUTIONS.
--------------------------------------------------------------------------------

See "Tax information" later in this prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. We currently do not accept any contribution if (i) the aggregate contributions under one or more EQUI-VEST(R) series contracts with the same owner or annuitant would then total more than $1,500,000 ($500,000 for the same owner or annuitant who is age 81 and older at contract issue) or (ii) the aggregate contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on criteria we determine.

--------------------------------------------------------------------------------
THE "CONTRACT DATE" IS THE EFFECTIVE DATE OF A CONTRACT. THIS USUALLY IS THE BUSINESS DAY WE RECEIVE THE PROPERLY COMPLETED AND SIGNED APPLICATION, ALONG WITH ANY OTHER REQUIRED DOCUMENTS, AND YOUR INITIAL CONTRIBUTION. YOUR CONTRACT DATE WILL BE SHOWN IN YOUR CONTRACT. THE 12-MONTH PERIOD BEGINNING ON YOUR CONTRACT DATE AND EACH 12-MONTH PERIOD AFTER THAT DATE IS A "CONTRACT YEAR."
THE END OF EACH 12-MONTH PERIOD IS YOUR "CONTRACT DATE ANNIVERSARY." FOR EXAMPLE, IF YOUR CONTRACT DATE IS MAY 1, YOUR CONTRACT DATE ANNIVERSARY IS
APRIL 30.
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------
 CONTRACT TYPE   SOURCE OF CONTRIBUTIONS           LIMITATIONS ON CONTRIBUTIONS
------------------------------------------------------------------------------------
SEP              .   Employer.                     .   For 2018, annual employer
                 .   Eligible rollover                 contributions up to the
                     distributions from other          lesser of $55,000 or 25% of
                     traditional IRAs, 403(b)          employee compensation.
                     plans, qualified plans and
                     governmental employer EDC
                     plans.
------------------------------------------------------------------------------------
SARSEP           .   Employer-remitted employee    .   For 2018, annual employer
                     salary reduction and/or           contributions up to the
                     nonelective employer              lesser of $55,000 or 25% of
                     contributions (pre-1997           employee compensation.
                     plans only).                  .   Maximum salary reduction
                 .   Additional "catch-up"             contribution is $18,500 for
                     contributions.                    2018.
                 .   Eligible rollover             .   If plan permits, an
                     distributions from other          individual at least age 50
                     traditional IRAs, 403(b)          at any time during 2018 can
                     plans, qualified plans and        make up to $6,000 additional
                     governmental employer EDC         salary reduction "catch-up"
                     plans.                            contributions.
------------------------------------------------------------------------------------
SIMPLE IRA       .   Employee salary reduction;    .   Salary reduction
                     employer match.                   contributions up to $12,500
                 .   Additional "catch-up"             for 2018; employer matching
                     contributions.                    contributions up to 3% of
                 .   Rollover distributions or         employee compensation.
                     direct transfer               .   If plan permits, an
                     distributions from other          individual at least age 50
                     SIMPLE IRAs.                      at any time during 2018 can
                                                       make up to $3,000 additional
                                                       salary reduction "catch-up"
                                                       contributions.
------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

---------------------------------------------------------------------------------------
 CONTRACT TYPE      SOURCE OF CONTRIBUTIONS           LIMITATIONS ON CONTRIBUTIONS
---------------------------------------------------------------------------------------
Unincorporated and  .   Employer, including for       .   For 2018, maximum amount of
Corporate Trusteed      self-employed.                    employer and employee
                    .   Salary reduction 401(k) if        contributions is generally
                        plan permits.                     the lesser of $55,000 or
                    .   Additional "catch-up"             100% of compensation, with
                        contributions.                    maximum salary reduction
                    .   Eligible rollover                 contribution of $18,500.
                        distributions from other      .   If employer's plan permits,
                        qualified plans, 403(b)           an individual at least age
                        plans, governmental employer      50 at any time during 2018
                        EDC plans and traditional         can make up to $6,000
                        IRAs, if permitted by the         additional salary reduction
                        plan.                             "catch-up" contributions.
---------------------------------------------------------------------------------------
TSA and             .   Employer-remitted employee    .   For 2018, maximum amount of
University TSA          salary reduction and/or           employer and employee
                        various types of employer         contributions is generally
                        contributions.                    the lesser of $55,000 or
                    .   Additional "catch-up"             100% of compensation, with
                        contributions.                    maximum salary reduction
                    .   Only if plan permits,             contribution of $18,500.
                        "designated Roth"             .   If employer's plan permits,
                        contributions under Section       an individual at least age
                        402A of the Code.                 50 at any time during 2018
                    .   Only if plan permits, direct      can make up to $6,000
                        plan-to-plan transfers from       additional salary reduction
                        another 403(b) plan, or           "catch-up" contributions.
                        contract exchanges from       .   All salary reduction
                        another 403(b) contract           contributions (whether
                        under the same plan.              pre-tax or designated Roth)
                    .   Only if plan permits,             may not exceed the total
                        eligible rollover                 maximum for the year. (For
                        distributions from other          2018, $18,500 and age 50
                        403(b) plans, qualified           catch-up of $6,000.)
                        plans, governmental employer  .   Rollover or direct transfer
                        457(b) plans and traditional      contributions after age
                        IRAs.                             70 1/2 must be net of any
                                                          required minimum
                                                          distributions.
                                                      .   Different sources of
                                                          contributions and earnings
                                                          may be subject to withdrawal
                                                          restrictions.
---------------------------------------------------------------------------------------
EDC                 .   Employer-remitted employee    .   Contributions subject to
                        salary reduction and/or           plan limits. Maximum
                        employer contributions.           contribution for 2018 is
                    .   For governmental employer         lesser of $18,500 or 100% of
                        EDC plans only, additional        includible compensation.
                        "age 50 catch-up"             .   If plan permits, an
                        contributions.                    individual may make catch-up
                    .   For governmental employer         contributions for 3 years of
                        EDC plans only and only if        service preceding plan
                        plan permits, "designated         retirement age; 2018 maximum
                        Roth" contributions under         is $37,000.
                        Sections 457 and 402A of the  .   If governmental employer
                        Code.                             457(b) plan permits, an
                    .   For governmental employer         individual at least age 50
                        EDC plans only and only if        at any time during 2018 can
                        plan permits, eligible            make up to $6,000 additional
                        rollover distributions from       salary reduction "catch- up"
                        other governmental employer       contributions. This must be
                        457(b) plans, 403(b) plans,       coordinated with the
                        qualified plans and               "catch-up" contributions for
                        traditional IRAs.                 3 years of service preceding
                                                          plan retirement age.
---------------------------------------------------------------------------------------


IRA FUNDING. The contracts we issue to fund SEP, SARSEP and SIMPLE IRA programs are individual retirement annuities, or "IRAs." Internal Revenue Service ("IRS") rules for traditional IRA also generally apply to those programs.

                              -------------------

See "Tax information" later in this prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract, see "Dates and prices at which contract events occur" in "More information" later in this prospectus. Please review your contract for information on contribution limitations.

                        CONTRACT FEATURES AND BENEFITS

CONTRIBUTIONS TO SARSEP, CORPORATE TRUSTEED, CERTAIN HR-10, TSA AND EDC
CONTRACTS

We no longer offer the EQUI-VEST(R) contracts under SARSEP, Corporate Trusteed, Annuitant-Owned HR-10, TSA and EDC plans, except as noted below:

..   If you established a SARSEP before 1997, you may continue to make contributions for existing and new employees under salary reduction arrangements. We will issue a contract to each participating employee for whom a contract has not previously been issued.

..   If you are an incorporated employer and already have a retirement plan funded by the EQUI-VEST(R) contracts, we will enroll new employees under your contract and accept contributions for existing employees.

..   If you established an HR-10 plan where EQUI-VEST(R) contracts are owned by the annuitant, rather than by a trustee, we will offer Annuitant-Owned HR-10 contracts to new employees and continue to accept contributions for all participating employees.

..   If your retirement plan is qualified under section 401(a) of the Internal
    Revenue Code and is sponsored by a state or local governmental entity.

..   If your TSA or EDC unit was established as a specially-priced unit, we will issue a contract to new participants under such units and continue to accept contributions for existing contracts.

..   The TSA contract is no longer available for establishing new units for
    Texas ORP plans or for new participants in existing plans.

OWNER AND ANNUITANT REQUIREMENTS

For the following employer-funded programs, the employee must be the owner and the annuitant on the contract: SEP-IRA, SARSEP-IRA, SIMPLE IRA, TSA, University TSA and Annuitant-Owned HR-10.

The trustee under Trusteed HR-10 corporate retirement and governmental plans is the owner of the contract. In each case, the employee is the annuitant. We do not act as trustee for these plans. Only Trusteed contracts may be sold in Puerto Rico and the tax aspects that apply to such contracts may differ from those described in this prospectus. We require owners of annuity contracts in Puerto Rico which are not individuals to document their status to avoid 30% FATCA withholding from U.S.-source income.

For governmental employer EDC contracts, the employer or a trust must be the owner and the employee must be the annuitant. For tax-exempt employer EDC contracts, the employer must be the owner and the employee must be the annuitant.

--------------------------------------------------------------------------------
ANNUITANT IS THE MEASURING LIFE FOR DETERMINING ANNUITY BENEFITS.
--------------------------------------------------------------------------------

HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be made by check drawn on a U.S. bank, in U.S. dollars and made payable to "AXA Equitable." We do not accept third-party checks endorsed to us except for rollover contributions, contract exchanges or trustee checks that involve no refund. Also, we do not accept starter checks or traveler's checks. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

For certain SEP and KEOGH plans, additional contributions may be made by our automatic investment program. The methods of payment are discussed in detail in "About other methods of payment" in "More information" later in this prospectus.

For certain employer-remitted salary reduction contracts, it is possible that we may receive your initial contribution prior to AXA Advisors, LLC ("AXA Advisors") receiving your application. In this case, we will hold the contribution, whether received via check or wire, in a non-interest bearing "Special Bank Account for the Exclusive Benefit of Customers." If AXA Advisors does not receive your application within 20 business days, we will return your contribution to your employer or its designee.

If AXA Advisors receives your application within this timeframe, AXA Advisors will direct us to continue to hold your contribution in the special bank account noted immediately above while AXA Advisors ensures that your application is complete and suitability standards are met. AXA Advisors will either complete this process or instruct us to return your contribution to your employer or its designee within the applicable Financial Industry Regulatory Authority ("FINRA") time requirements. Upon timely and successful completion of this review, AXA Advisors will instruct us to transfer your contribution into our non-interest bearing suspense account and transmit your application to us, so that we can consider your application for processing.

If your application is in good order when we receive it for application processing purposes, your contribution will be applied within two business days. If any information we require to issue your contract is missing or unclear, we will hold your contribution while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to your employer or its designee, unless you or your financial professional acting on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

If additional contributions are permitted under the plan or contract, you may generally make additional contributions at any time. You may do so in single sum amounts, on a regular basis, or as your financial situation permits.

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OUR "BUSINESS DAY" IS GENERALLY ANY DAY THE NEW YORK STOCK EXCHANGE IS OPEN FOR REGULAR TRADING AND GENERALLY ENDS AT 4:00 P.M. EASTERN TIME (OR AS OF AN EARLIER CLOSE OF REGULAR TRADING). A BUSINESS DAY DOES NOT INCLUDE A DAY ON WHICH WE ARE NOT OPEN DUE TO EMERGENCY CONDITIONS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION. WE MAY ALSO CLOSE EARLY DUE TO SUCH EMERGENCY CONDITIONS. FOR MORE INFORMATION ABOUT OUR BUSINESS DAY AND OUR PRICING OF TRANSACTIONS, PLEASE SEE "DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR IN "MORE INFORMATION" LATER IN THIS PROSPECTUS.
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WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options, subject to any employer plan limitations, are the variable investment options, the guaranteed interest option, and the fixed maturity options available under the investment method you select. See "Selecting your investment method" later in this prospectus.

                        CONTRACT FEATURES AND BENEFITS

VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives and their advisers. We may, at any time, exercise our rights to limit or terminate your contributions and to limit the number of variable investment options you may elect.

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YOU CAN CHOOSE FROM AMONG THE VARIABLE INVESTMENT OPTIONS, THE GUARANTEED INTEREST OPTION AND FIXED MATURITY OPTIONS, SUBJECT TO CERTAIN RESTRICTIONS.
--------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

PORTFOLIOS OF THE TRUSTS


We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment adviser of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, AXA FMG has entered into sub-advisory agreements with one or more other investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.


You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG receives management fees and administrative fees in connection with the services it provides to the affiliated Portfolios. As such, it is generally more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.


As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable and/or its affiliates may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.


Some affiliated Portfolios invest in other affiliated Portfolios (the"AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.


As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy") and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.


The AXA Managed Volatility Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy, and the AXA Fund of Fund Portfolios that invest in Portfolios that use the AXA volatility management strategy, are identified below in the chart by a "(check mark)" under the column entitled "Volatility Management."

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. During rising markets, the AXA volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy (or, in the case of the AXA Fund of Fund Portfolios, invest exclusively in other Portfolios that do not use the AXA volatility management strategy). Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the AXA volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified below in the chart by a "(delta)" under the column entitled "Volatility Management." Any such unaffiliated Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

                        CONTRACT FEATURES AND BENEFITS

ASSET TRANSFER PROGRAM. Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program
(ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

   (a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

   (b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.


---------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP                                                           INVESTMENT ADVISER (OR
 TRUST -                                                                   SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME        SHARE CLASS   OBJECTIVE                             AS APPLICABLE)         MANAGEMENT
---------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE         Class B       Seeks to achieve long-term capital    .   AXA Equitable      (check mark)
  ALLOCATION                         appreciation.                             Funds Management
                                                                               Group, LLC
---------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE       Class B       Seeks to achieve a high level of      .   AXA Equitable      (check mark)
  ALLOCATION                         current income.                           Funds Management
                                                                               Group, LLC
---------------------------------------------------------------------------------------------------------------
AXA                    Class B       Seeks to achieve current income and   .   AXA Equitable      (check mark)
  CONSERVATIVE-PLUS                  growth of capital, with a greater         Funds Management
  ALLOCATION                         emphasis on current income.               Group, LLC
---------------------------------------------------------------------------------------------------------------
AXA MODERATE           Class A       Seeks to achieve long-term capital    .   AXA Equitable      (check mark)
  ALLOCATION                         appreciation and current income.          Funds Management
                                                                               Group, LLC
---------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS      Class B       Seeks to achieve long-term capital    .   AXA Equitable      (check mark)
  ALLOCATION                         appreciation and current income,          Funds Management
                                     with a greater emphasis on capital        Group, LLC
                                     appreciation.
---------------------------------------------------------------------------------------------------------------
CHARTER/SM/            Class A       Seeks to achieve high total return    .   AXA Equitable
  MULTI-SECTOR BOND                  through a combination of current          Funds Management
                                     income and capital appreciation.          Group, LLC
---------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL      Class B       Seeks to achieve long-term growth of  .   AXA Equitable
  CAP GROWTH                         capital.                                  Funds Management
                                                                               Group, LLC
---------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP  Class B       Seeks to achieve long-term growth of  .   AXA Equitable
   VALUE                             capital.                                  Funds Management
                                                                               Group, LLC
---------------------------------------------------------------------------------------------------------------
TARGET 2015            Class B       Seeks the highest total return over   .   AXA Equitable
  ALLOCATION                         time consistent with its asset mix.       Funds Management
                                     Total return includes capital growth      Group, LLC
                                     and income.
---------------------------------------------------------------------------------------------------------------
TARGET 2025            Class B       Seeks the highest total return over   .   AXA Equitable
  ALLOCATION                         time consistent with its asset mix.       Funds Management
                                     Total return includes capital growth      Group, LLC
                                     and income.
---------------------------------------------------------------------------------------------------------------
TARGET 2035            Class B       Seeks the highest total return over   .   AXA Equitable
  ALLOCATION                         time consistent with its asset mix.       Funds Management
                                     Total return includes capital growth      Group, LLC
                                     and income.
---------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

----------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP                                                        INVESTMENT ADVISER (OR
 TRUST -                                                                SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME      SHARE CLASS  OBJECTIVE                             AS APPLICABLE)         MANAGEMENT
----------------------------------------------------------------------------------------------------------
TARGET 2045           Class B     Seeks the highest total return over   .   AXA Equitable
  ALLOCATION                      time consistent with its asset mix.       Funds Management
                                  Total return includes capital growth      Group, LLC
                                  and income.
----------------------------------------------------------------------------------------------------------
TARGET 2055           Class B     Seeks the highest total return over   .   AXA Equitable
  ALLOCATION                      time consistent with its asset mix.       Funds Management
                                  Total return includes capital growth      Group, LLC
                                  and income.


---------------------------------------------------------------------------------------------------------------
                                                                           INVESTMENT ADVISER (OR
 EQ ADVISORS TRUST -                                                       SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME       SHARE CLASS  OBJECTIVE                               AS APPLICABLE)         MANAGEMENT
---------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE     Class IB    Seeks to achieve total return from      .   DoubleLine
  DYNAMIC ALLOCATION               long-term capital appreciation and          Capital LP
                                   income.
---------------------------------------------------------------------------------------------------------------
1290 VT EQUITY         Class IB    Seeks a combination of growth and       .   Barrow, Hanley,
  INCOME                           income to achieve an above-average          Mewhinney &
                                   and consistent total return.                Strauss LLC
---------------------------------------------------------------------------------------------------------------
1290 VT GAMCO          Class IB    Seeks to achieve capital appreciation.  .   GAMCO Asset
  MERGERS &                                                                    Management, Inc.
  ACQUISITIONS
---------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL    Class IB    Seeks to maximize capital               .   GAMCO Asset
  COMPANY VALUE                    appreciation.                               Management, Inc.
---------------------------------------------------------------------------------------------------------------
1290 VT HIGH YIELD     Class IB    Seeks to maximize current income.       .   AXA Equitable
  BOND                                                                         Funds Management
                                                                               Group, LLC
                                                                           .   AXA Investment
                                                                               Managers, Inc.
                                                                           .   Post Advisory
                                                                               Group, LLP
---------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY       Class IB    Seeks to track the investment results   .   BlackRock
  RESPONSIBLE                      of the MSCI KLD 400 Social Index.           Investment
                                                                               Management, LLC
---------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH -     Class IB    Seeks long-term capital appreciation    .   AXA Equitable
  ALT 20                           and current income.                         Funds Management
                                                                               Group, LLC
---------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED        Class IB    Seeks to achieve long-term growth of    .   AllianceBernstein  (check mark)
  VOLATILITY                       capital with an emphasis on risk-           L.P.
                                   adjusted returns and managing           .   AXA Equitable
                                   volatility in the Portfolio.                Funds Management
                                                                               Group, LLC
                                                                           .   BlackRock
                                                                               Investment
                                                                               Management, LLC
---------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED        Class IB    Seeks to achieve long-term growth of    .   AllianceBernstein  (check mark)
  VOLATILITY                       capital with an emphasis on risk-           L.P.
                                   adjusted returns and managing           .   AXA Equitable
                                   volatility in the Portfolio.                Funds Management
                                                                               Group, LLC
                                                                           .   BlackRock
                                                                               Investment
                                                                               Management, LLC
---------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED       Class IB    Seeks to achieve long-term growth of    .   AllianceBernstein  (check mark)
  VOLATILITY                       capital with an emphasis on risk-           L.P.
                                   adjusted returns and managing           .   AXA Equitable
                                   volatility in the Portfolio.                Funds Management
                                                                               Group, LLC
                                                                           .   BlackRock
                                                                               Investment
                                                                               Management, LLC
---------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC         Class IB    Seeks to achieve total return from      .   AllianceBernstein    (delta)
  MODERATE GROWTH                  long-term growth of capital and             L.P.
                                   income.
---------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP       Class IA    Seeks to achieve long-term growth of    .   AllianceBernstein
  GROWTH                           capital.                                    L.P.
                                                                           .   AXA Equitable
                                                                               Funds Management
                                                                               Group, LLC
---------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

----------------------------------------------------------------------------------------------------------------
                                                                            INVESTMENT ADVISER (OR
 EQ ADVISORS TRUST -                                                        SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME       SHARE CLASS  OBJECTIVE                                AS APPLICABLE)         MANAGEMENT
----------------------------------------------------------------------------------------------------------------
AXA BALANCED           Class IB    Seeks long-term capital appreciation     .   AXA Equitable      (check mark)
  STRATEGY                         and current income.                          Funds Management
                                                                                Group, LLC
----------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE        Class IB    Seeks to achieve long-term capital       .   ClearBridge
  LARGE CAP GROWTH                 growth.                                      Investments, LLC
----------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE       Class IB    Seeks current income and growth of       .   AXA Equitable      (check mark)
  GROWTH STRATEGY                  capital, with a greater emphasis on          Funds Management
                                   current income.                              Group, LLC
----------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE       Class IB    Seeks a high level of current income.    .   AXA Equitable      (check mark)
  STRATEGY                                                                      Funds Management
                                                                                Group, LLC
----------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN           Class IB    Seeks to maximize income while           .   AXA Equitable      (check mark)
  BALANCED MANAGED                 maintaining prospects for capital            Funds Management
  VOLATILITY                       appreciation with an emphasis on risk-       Group, LLC
                                   adjusted returns and managing            .   BlackRock
                                   volatility in the Portfolio.                 Investment
                                                                                Management, LLC
                                                                            .   Franklin
                                                                                Advisers, Inc.
----------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL     Class IB    Seeks to achieve long-term total return  .   AXA Equitable      (check mark)
  CAP VALUE MANAGED                with an emphasis on risk-adjusted            Funds Management
  VOLATILITY                       returns and managing volatility in the       Group, LLC
                                   Portfolio.                               .   BlackRock
                                                                                Investment
                                                                                Management, LLC
                                                                            .   Franklin Advisory
                                                                                Services, LLC
----------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN           Class IB    Primarily seeks capital appreciation     .   AXA Equitable      (check mark)
  TEMPLETON                        and secondarily seeks income.                Funds Management
  ALLOCATION                                                                    Group, LLC
  MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY      Class IB    Seeks to achieve long-term capital       .   AXA Equitable      (check mark)
  MANAGED VOLATILITY               appreciation with an emphasis on             Funds Management
                                   risk-adjusted returns and managing           Group, LLC
                                   volatility in the Portfolio.             .   BlackRock
                                                                                Investment
                                                                                Management, LLC
                                                                            .   Morgan Stanley
                                                                                Investment
                                                                                Management Inc.
                                                                            .   OppenheimerFunds,
                                                                                Inc.
----------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL      Class IB    Seeks to achieve long-term growth of     .   AXA Equitable      (check mark)
  CORE MANAGED                     capital with an emphasis on risk-            Funds Management
  VOLATILITY                       adjusted returns and managing                Group, LLC
                                   volatility in the Portfolio.             .   BlackRock
                                                                                Investment
                                                                                Management, LLC
                                                                            .   EARNEST Partners,
                                                                                LLC
                                                                            .   Federated Global
                                                                                Investment
                                                                                Management Corp.
                                                                            .   Massachusetts
                                                                                Financial
                                                                                Services Company
                                                                                d/b/a MFS
                                                                                Investment
                                                                                Management
----------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL      Class IB    Seeks to achieve long-term growth of     .   AllianceBernstein  (check mark)
  MANAGED VOLATILITY               capital with an emphasis on risk-            L.P.
                                   adjusted returns and managing            .   AXA Equitable
                                   volatility in the Portfolio.                 Funds Management
                                                                                Group, LLC
                                                                            .   BlackRock
                                                                                Investment
                                                                                Management, LLC
----------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL      Class IB    Seeks to provide current income and      .   AXA Equitable      (check mark)
  VALUE MANAGED                    long-term growth of income,                  Funds Management
  VOLATILITY                       accompanied by growth of capital             Group, LLC
                                   with an emphasis on risk-adjusted        .   BlackRock
                                   returns and managing volatility in the       Investment
                                   Portfolio.                                   Management, LLC
                                                                            .   Northern Cross,
                                                                                LLC
----------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

---------------------------------------------------------------------------------------------------------------
                                                                           INVESTMENT ADVISER (OR
 EQ ADVISORS TRUST -                                                       SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME       SHARE CLASS  OBJECTIVE                               AS APPLICABLE)         MANAGEMENT
---------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE   Class IB    Seeks to achieve capital growth.        .   Janus Capital
                                                                               Management LLC
---------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE     Class IB    Seeks to achieve long-term growth of    .   AXA Equitable      (check mark)
  MANAGED VOLATILITY               capital with an emphasis on risk-           Funds Management
                                   adjusted returns and managing               Group, LLC
                                   volatility in the Portfolio.            .   BlackRock
                                                                               Investment
                                                                               Management, LLC
                                                                           .   Capital Guardian
                                                                               Trust Company
                                                                           .   Thornburg
                                                                               Investment
                                                                               Management, Inc.
                                                                           .   Vaughan Nelson
                                                                               Investment
                                                                               Management
---------------------------------------------------------------------------------------------------------------
AXA LARGE CAP          Class IB    Seeks to provide long-term capital      .   AXA Equitable      (check mark)
  GROWTH MANAGED                   growth with an emphasis on risk-            Funds Management
  VOLATILITY                       adjusted returns and managing               Group, LLC
                                   volatility in the Portfolio.            .   BlackRock
                                                                               Investment
                                                                               Management, LLC
                                                                           .   HS Management
                                                                               Partners, LLC
                                                                           .   Loomis, Sayles &
                                                                               Company, L.P.
                                                                           .   Polen Capital
                                                                               Management, LLC
                                                                           .   T. Rowe Price
                                                                               Associates, Inc.
---------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE    Class IA    Seeks to achieve long-term growth of    .   AllianceBernstein  (check mark)
  MANAGED VOLATILITY               capital with an emphasis on risk-           L.P.
                                   adjusted returns and managing           .   AXA Equitable
                                   volatility in the Portfolio.                Funds Management
                                                                               Group, LLC
                                                                           .   BlackRock
                                                                               Investment
                                                                               Management, LLC
                                                                           .   Massachusetts
                                                                               Financial
                                                                               Services Company
                                                                               d/b/a MFS
                                                                               Investment
                                                                               Management
---------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES                  Seeks to achieve capital appreciation.  .   Loomis, Sayles &
  GROWTH                                                                       Company, L.P.
---------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE      Class IB    Seeks to achieve long-term capital      .   AXA Equitable      (check mark)
  MANAGED VOLATILITY               appreciation with an emphasis on risk       Funds Management
                                   adjusted returns and managing               Group, LLC
                                   volatility in the Portfolio.            .   BlackRock
                                                                               Investment
                                                                               Management, LLC
                                                                           .   Diamond Hill
                                                                               Capital
                                                                               Management, Inc.
                                                                           .   Wellington
                                                                               Management
                                                                               Company, LLP
---------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH    Class IB    Seeks long-term capital appreciation    .   AXA Equitable      (check mark)
  STRATEGY                         and current income, with a greater          Funds Management
                                   emphasis on current income.                 Group, LLC
---------------------------------------------------------------------------------------------------------------
AXA/MUTUAL LARGE       Class IB    Seeks to achieve capital appreciation,  .   AXA Equitable      (check mark)
  CAP EQUITY                       which may occasionally be short-term,       Funds Management
  MANAGED VOLATILITY               with an emphasis on risk adjusted           Group, LLC
                                   returns and managing volatility in the  .   BlackRock
                                   Portfolio.                                  Investment
                                                                               Management, LLC
                                                                           .   Franklin Mutual
                                                                               Advisers, LLC
---------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------------------
                                                                               INVESTMENT ADVISER (OR
 EQ ADVISORS TRUST -                                                           SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME       SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)         MANAGEMENT
-------------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON          Class IB    Seeks to achieve long-term capital          .   AXA Equitable      (check mark)
  GLOBAL EQUITY                    growth with an emphasis on risk                 Funds Management
  MANAGED VOLATILITY               adjusted returns and managing                   Group, LLC
                                   volatility in the Portfolio.                .   BlackRock
                                                                                   Investment
                                                                                   Management, LLC
                                                                               .   Templeton Global
                                                                                   Advisors Limited
-------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC     Class IB    Seeks to achieve capital appreciation       .   BlackRock
  VALUE EQUITY                     and secondarily, income.                        Investment
                                                                                   Management, LLC
-------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN    Class IB    Seeks to achieve long-term growth of        .   Capital Guardian
  RESEARCH                         capital.                                        Trust Company
-------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK        Class IA    Seeks to achieve a total return before      .   AllianceBernstein
  INDEX                            expenses that approximates the total            L.P.
                                   return performance of the Russell
                                   3000(R) Index, including reinvestment
                                   of dividends, at a risk level consistent
                                   with that of the Russell 3000(R) Index.
-------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX     Class IB    Seeks to achieve a total return before      .   SSgA Funds
                                   expenses that approximates the total            Management, Inc.
                                   return performance of the Bloomberg
                                   Barclays U.S. Intermediate
                                   Government/Credit Bond Index,
                                   including reinvestment of dividends,
                                   at a risk level consistent with that of
                                   the Bloomberg Barclays
                                   U.S. Intermediate Government/Credit
                                   Bond Index.
-------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS    Class IB    Seeks to achieve long-term growth of        .   AllianceBernstein
  EQUITY PLUS                      capital.                                        L.P.
                                                                               .   AXA Equitable
                                                                                   Funds Management
                                                                                   Group, LLC
                                                                               .   EARNEST Partners,
                                                                                   LLC
-------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX    Class IA    Seeks to achieve a total return before      .   AllianceBernstein
                                   expenses that approximates the total            L.P.
                                   return performance of the Standard &
                                   Poor's 500 Composite Stock Price
                                   Index, including reinvestment of
                                   dividends, at a risk level consistent
                                   with that of the Standard & Poor's
                                   500 Composite Stock Price Index.
-------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS    Class IB    Seeks to achieve capital growth and         .   AXA Equitable
                                   current income.                                 Funds Management
                                                                                   Group, LLC
                                                                               .   BlackRock
                                                                                   Investment
                                                                                   Management, LLC
                                                                               .   Wells Capital
                                                                                   Management, Inc.
                                                                               .   Wells Fargo Asset
                                                                                   Management
                                                                                   (International),
                                                                                   LLC
-------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE        Class IA    Seeks to achieve a total return before      .   SSgA Funds
  GOVERNMENT BOND                  expenses that approximates the total            Management, Inc.
                                   return performance of the Bloomberg
                                   Barclays U.S. Intermediate Government
                                   Bond Index, including reinvestment of
                                   dividends, at a risk level consistent with
                                   that of the Bloomberg Barclays U.S.
                                   Intermediate Government Bond
                                   Index.
-------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------------------------------------
                                                                            INVESTMENT ADVISER (OR
 EQ ADVISORS TRUST -                                                        SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME       SHARE CLASS  OBJECTIVE                                AS APPLICABLE)         MANAGEMENT
--------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL       Class IA    Seeks to achieve a total return (before  .   AllianceBernstein
  EQUITY INDEX                     expenses) that approximates the total        L.P.
                                   return performance of a composite
                                   index comprised of 40% DJ Euro
                                   STOXX 50 Index, 25% FTSE 100
                                   Index, 25% TOPIX Index, and 10%
                                   S&P/ASX 200 Index, including
                                   reinvestment of dividends, at a risk
                                   level consistent with that of the
                                   composite index.
--------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK    Class IB    Seeks to achieve capital growth and      .   Invesco Advisers,
                                   income.                                      Inc.
--------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE      Class IB    Seeks to achieve long-term capital       .   J.P. Morgan
  OPPORTUNITIES                    appreciation.                                Investment
                                                                                Management Inc.
--------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH    Class IB    Seeks to achieve a total return before   .   AllianceBernstein
  INDEX                            expenses that approximates the total         L.P.
                                   return performance of the Russell
                                   1000(R) Growth Index, including
                                   reinvestment of dividends at a risk
                                   level consistent with that of the
                                   Russell 1000(R) Growth Index.
--------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE     Class IB    Seeks to achieve a total return before   .   SSgA Funds
  INDEX                            expenses that approximates the total         Management, Inc.
                                   return performance of the Russell
                                   1000(R) Value Index, including
                                   reinvestment of dividends, at a risk
                                   level consistent with that of the
                                   Russell 1000(R) Value Index.
--------------------------------------------------------------------------------------------------------------
EQ/MFS                 Class IB    Seeks to achieve capital appreciation.   .   Massachusetts
  INTERNATIONAL                                                                 Financial
  GROWTH                                                                        Services Company
                                                                                d/b/a MFS
                                                                                Investment
                                                                                Management
--------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX       Class IB    Seeks to achieve a total return before   .   SSgA Funds
                                   expenses that approximates the total         Management, Inc.
                                   return performance of the Standard &
                                   Poor's Mid Cap 400 Index, including
                                   reinvestment of dividends, at a risk
                                   level consistent with that of the
                                   Standard & Poor's Mid Cap 400
                                   Index.
--------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET/(1)/   Class IA    Seeks to obtain a high level of current  .   The Dreyfus
                                   income, preserve its assets and              Corporation
                                   maintain liquidity.
--------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER         Class IB    Seeks to achieve capital appreciation.   .   OppenheimerFunds,
  GLOBAL                                                                        Inc.
--------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL        Class IB    Seeks to achieve maximum real            .   Pacific
  REAL RETURN                      return, consistent with preservation of      Investment
                                   capital and prudent investment               Management
                                   management.                                  Company LLC
--------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA         Class IB    Seeks to generate a return in excess     .   Pacific
  SHORT BOND                       of traditional money market products         Investment
                                   while maintaining an emphasis on             Management
                                   preservation of capital and liquidity.       Company LLC
--------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------
                                                                          INVESTMENT ADVISER (OR
 EQ ADVISORS TRUST -                                                      SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME       SHARE CLASS  OBJECTIVE                              AS APPLICABLE)         MANAGEMENT
------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS   Class IA    Seeks to achieve high current income   .   AllianceBernstein
                                   consistent with moderate risk to           L.P.
                                   capital.                               .   AXA Equitable
                                                                              Funds Management
                                                                              Group, LLC
                                                                          .   Pacific
                                                                              Investment
                                                                              Management
                                                                              Company, LLC
------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY       Class IB    Seeks to replicate as closely as       .   AllianceBernstein
  INDEX                            possible (before expenses) the total       L.P.
                                   return of the Russell 2000(R) Index.
------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE       Class IB    Seeks to achieve long-term capital     .   T. Rowe Price
  GROWTH STOCK                     appreciation and secondarily, income.      Associates, Inc.
------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND      Class IB    Seeks to achieve total return through  .   UBS Global Asset
  INCOME                           capital appreciation with income as a      Management
                                   secondary consideration.                   (Americas) Inc.
------------------------------------------------------------------------------------------------------------
MULTIMANAGER           Class IA    Seeks to achieve long-term growth of   .   AllianceBernstein
  AGGRESSIVE EQUITY                capital.                                   L.P.
                                                                          .   AXA Equitable
                                                                              Funds Management
                                                                              Group, LLC
                                                                          .   ClearBridge
                                                                              Investments, LLC
                                                                          .   Scotia
                                                                              Institutional
                                                                              Asset Management
                                                                              US, Ltd.
                                                                          .   T. Rowe Price
                                                                              Associates, Inc.
                                                                          .   Westfield Capital
                                                                              Management
                                                                              Company, L.P.
------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE      Class IB    Seeks to achieve a balance of high     .   AXA Equitable
  BOND                             current income and capital                 Funds Management
                                   appreciation, consistent with a            Group, LLC
                                   prudent level of risk.                 .   BlackRock
                                                                              Financial
                                                                              Management, Inc.
                                                                          .   DoubleLine
                                                                              Capital L.P.
                                                                          .   Pacific
                                                                              Investment
                                                                              Management
                                                                              Company LLC
                                                                          .   SSgA Funds
                                                                              Management, Inc.
------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID       Class IB    Seeks to achieve long-term growth of   .   AllianceBernstein
  CAP GROWTH                       capital.                                   L.P.
                                                                          .   AXA Equitable
                                                                              Funds Management
                                                                              Group, LLC
                                                                          .   BlackRock
                                                                              Investment
                                                                              Management, LLC
                                                                          .   Franklin
                                                                              Advisers, Inc.
                                                                          .   Wellington
                                                                              Management
                                                                              Company, LLP
------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID       Class IB    Seeks to achieve long-term growth of   .   AXA Equitable
  CAP VALUE                        capital.                                   Funds Management
                                                                              Group, LLC
                                                                          .   BlackRock
                                                                              Investment
                                                                              Management, LLC
                                                                          .   Diamond Hill
                                                                              Capital
                                                                              Management, Inc.
                                                                          .   Lord, Abbett &
                                                                              Co. LLC
------------------------------------------------------------------------------------------------------------
MULTIMANAGER           Class IB    Seeks to achieve long-term growth of   .   Allianz Global
  TECHNOLOGY                       capital.                                   Investors U.S. LLC
                                                                          .   AXA Equitable
                                                                              Funds Management
                                                                              Group, LLC
                                                                          .   SSgA Funds
                                                                              Management, Inc.
                                                                          .   Wellington
                                                                              Management
                                                                              Company, LLP
------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

----------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE                                                                    INVESTMENT ADVISER (OR
 FUNDS) - SERIES II                                                           SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                AS APPLICABLE)
----------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL  The fund's investment objective is total return through  .   Invesco Advisers,
  REAL ESTATE FUND   growth of capital and current income.                        Inc.
                                                                              .   Sub-Adviser:
                                                                                  Invesco Asset
                                                                                  Management Limited
----------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH    The fund's investment objective is total return,         .   Invesco Advisers,
  YIELD FUND         comprised of current income and capital appreciation.        Inc.
                                                                              .   Sub-Adviser:
                                                                                  Invesco
                                                                                  Canada Ltd.
----------------------------------------------------------------------------------------------------
INVESCO V.I.         The fund's investment objective is long-term growth of   .   Invesco Advisers,
  INTERNATIONAL      capital.                                                     Inc.
  GROWTH FUND
----------------------------------------------------------------------------------------------------
INVESCO V.I. MID     The fund's investment objective is long-term growth of   .   Invesco Advisers,
  CAP CORE EQUITY    capital.                                                     Inc.
  FUND
----------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL   The fund's investment objective is long-term growth of   .   Invesco Advisers,
  CAP EQUITY FUND    capital.                                                     Inc.


----------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
 INSURANCE
 SERIES(R) -                                                                  INVESTMENT ADVISER (OR
 CLASS 4 SHARES                                                               SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                AS APPLICABLE)
----------------------------------------------------------------------------------------------------
BOND FUND            The fund's investment objective is to provide as high a  .   Capital Research
                     level of current income as is consistent with the            and Management
                     preservation of capital.                                     Company


----------------------------------------------------------------------------------
 FIDELITY(R)
 VARIABLE INSURANCE
 PRODUCTS (VIP) -                                           INVESTMENT ADVISER (OR
 SERVICE CLASS 2                                            SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                              AS APPLICABLE)
----------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks long-term capital appreciation.  .   Fidelity
  CONTRAFUND(R)                                                 Management and
  PORTFOLIO                                                     Research Company
                                                                (FMR)


----------------------------------------------------------------------------------
 GOLDMAN SACHS
 VARIABLE
 INSURANCE TRUST -                                          INVESTMENT ADVISER (OR
 SERVICE SHARES                                             SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                              AS APPLICABLE)
----------------------------------------------------------------------------------
GOLDMAN SACHS VIT    Seeks long-term capital appreciation.  .   Goldman Sachs
  MID CAP VALUE FUND                                            Asset Management,
                                                                L.P.


--------------------------------------------------------------------------------------------------
 IVY VARIABLE
 INSURANCE                                                                  INVESTMENT ADVISER (OR
 PORTFOLIOS                                                                 SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                              AS APPLICABLE)
--------------------------------------------------------------------------------------------------
IVY VIP ENERGY       To seek to provide capital growth and appreciation.    .   Ivy Investment
                                                                                Management
                                                                                Company (IICO)
--------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME  To seek to provide total return through a combination  .   Ivy Investment
                     of high current income and capital appreciation.           Management
                                                                                Company (IICO)
--------------------------------------------------------------------------------------------------
IVY VIP MID CAP      To seek to provide growth of capital.                  .   Ivy Investment
  GROWTH                                                                        Management
                                                                                Company (IICO)
--------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP    To seek to provide growth of capital.                  .   Ivy Investment
  GROWTH                                                                        Management
                                                                                Company (IICO)


----------------------------------------------------------------------------------
 LAZARD RETIREMENT
 SERIES, INC. -                                             INVESTMENT ADVISER (OR
 SERVICE SHARES                                             SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                              AS APPLICABLE)
----------------------------------------------------------------------------------
LAZARD RETIREMENT    Seeks long-term capital appreciation.  .   Lazard Asset
  EMERGING MARKETS                                              Management LLC
  EQUITY PORTFOLIO


-----------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS -                                                      INVESTMENT ADVISER (OR
 SERVICE CLASS                                                           SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                           AS APPLICABLE)
-----------------------------------------------------------------------------------------------
MFS(R)               The fund's investment objective is to seek capital  .   Massachusetts
  INTERNATIONAL      appreciation.                                           Financial
  VALUE PORTFOLIO                                                            Services Company
-----------------------------------------------------------------------------------------------
MFS(R) INVESTORS     The fund's investment objective is to seek capital  .   Massachusetts
  TRUST SERIES       appreciation.                                           Financial
                                                                             Services Company
-----------------------------------------------------------------------------------------------
MFS(R)               The fund's investment objective is to seek capital  .   Massachusetts
  MASSACHUSETTS      appreciation.                                           Financial
  INVESTORS GROWTH                                                           Services Company
  STOCK PORTFOLIO
-----------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS -                                                            INVESTMENT ADVISER (OR
 SERVICE CLASS                                                                 SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                 AS APPLICABLE)
-----------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY    The fund's investment objective is to seek capital        .   Massachusetts
  PORTFOLIO          appreciation.                                                 Financial
                                                                                   Services Company
-----------------------------------------------------------------------------------------------------
MFS(R) UTILITIES     The fund's investment objective is to seek total return.  .   Massachusetts
  SERIES                                                                           Financial
                                                                                   Services Company


------------------------------------------------------------------------------------------------------
 VANECK VIP TRUST -                                                             INVESTMENT ADVISER (OR
 S CLASS                                                                        SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                  AS APPLICABLE)
------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL    Seeks long-term capital appreciation by investing          .   Van Eck
  HARD ASSETS FUND   primarily in hard asset securities. Income is a secondary      Associates
                     consideration.                                                 Corporation
------------------------------------------------------------------------------------------------------




(1)The Portfolio operates as a "government money market fund." The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF THE TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT (800) 628-6673.

                        CONTRACT FEATURES AND BENEFITS

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account in "More information" later in this prospectus.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)the minimum interest rate guaranteed over the life of the contract,

(2)the annual minimum guaranteed interest rate for the calendar year, and

(3)the current interest rate.

We set current interest rates periodically, according to our procedures that we have in effect at the time. All interest rates are effective annual rates, but before deduction of annual administrative charges or any withdrawal charges.


We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. The rate may be different depending on certain factors, including the type and series of your contract and when the allocation is made. An exception to this approach applies to Corporate Trusteed contracts and EDC contracts issued to government employees in New York whose EQUI-VEST(R) funding arrangements became effective on and after July 1, 1989. Generally, we assign an interest rate to the total amounts invested in Corporate Trusteed and EDC contracts issued to government employees in New York regardless of when allocations were made to the guaranteed interest option.

The annual minimum guaranteed interest rate for 2018 ranges from 1.00% to 4.00% depending on the lifetime guaranteed minimum rate of your contract. Depending on your contract type, contract series, and the state where your contract is issued, the lifetime minimum guaranteed interest rate ranges from 1.00% to 3.00% (may be 4.00% for Corporate Trusteed contracts and Keogh Trusteed contracts). The lifetime minimum guaranteed interest rate is shown in your contract. The annual minimum guaranteed interest rate will never be less than the lifetime minimum guaranteed interest rate. Current interest rates will never be less than the annual minimum guaranteed interest rate. Check with your financial professional as to which rate applies in your state and to your contract series.


FIXED MATURITY OPTIONS

We offer fixed maturity options with maturity dates generally ranging from one to ten years (one to seven in Oregon). We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied the rate to maturity is 3%. This means that at points in time there may be no fixed maturity options available. You can allocate your contributions to one or more of these fixed maturity options. However, you may not allocate more than one contribution to any one fixed maturity option. These amounts become part of a non-unitized separate account. They will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount." Your financial professional can provide your state's approval status. For contracts issued in New York, see "Charges and expenses" for information on withdrawal charges when amounts are allocated to the fixed maturity options.

--------------------------------------------------------------------------------
FIXED MATURITY OPTIONS GENERALLY RANGE FROM ONE TO TEN YEARS TO MATURITY.
--------------------------------------------------------------------------------

The rate to maturity you will receive for each fixed maturity option is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution.

On the maturity date of a fixed maturity option, your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amount will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."

FIXED MATURITY OPTIONS AND MATURITY DATES. We currently offer fixed maturity options ending on June 14th for maturity years ranging from one through ten (seven in Oregon). Not all of these fixed maturity options will be available for annuitants ages 76 and older. See "Allocating your contributions." As fixed maturity options expire, we expect to add maturity years so that generally ten (seven in Oregon) fixed maturity options are available at any time.

We will not accept allocations to a fixed maturity option if on the date the contribution is to be applied:

..   you previously allocated a contribution or made a transfer to the same fixed maturity option; or

..   the rate to maturity is 3%; or

..   the fixed maturity option's maturity date is within 45 days; or

..   the fixed maturity option's maturity date is later than the date annuity payments are to begin.

YOUR CHOICES AT THE MATURITY DATE. We will notify you at least 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the conditions listed above or in "Allocating your contributions" would apply:

(a)transfer the maturity value into another available fixed maturity option, or into any of the variable investment options; or

(b)subject to plan restrictions, withdraw the maturity value (there may be a withdrawal charge).

If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the next available fixed maturity option (or another investment option if we are required to do so by any state regulation). For more information see "About our fixed maturity options" in "More information" later in this prospectus. We may change our procedures in the future.

MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender or termination of your contract or when

                        CONTRACT FEATURES AND BENEFITS
we make deductions for charges) from a fixed maturity option before it matures, we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. The amount of the adjustment will depend on two factors:

(a)the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and

(b)the length of time remaining until the maturity date.

In general, if interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this prospectus. Appendix II at the end of this prospectus provides an example of how the market value adjustment is calculated.

SELECTING YOUR INVESTMENT METHOD

Subject to any employer plan limitations, you must choose one of the following two methods for selecting your investment options:

..   MAXIMUM INVESTMENT OPTIONS CHOICE. Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A and B in the investment options chart. You can make transfers whenever you choose. However, there will be restrictions on the amount you can transfer out of the guaranteed interest option listed in A.

..   MAXIMUM TRANSFER FLEXIBILITY. Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A in the investment options chart and no transfer restrictions will apply.

TEMPORARY REMOVAL OF TRANSFER RESTRICTIONS THAT APPLY TO THE INVESTMENT METHODS. From time to time, we may remove certain restrictions that apply to your investment method. If we do so, we will tell you. For example, if you elect the "Maximum investment options choice" method, for a limited time there will be no restrictions on the amount you could transfer out of the guaranteed interest option listed in group "A." If you elect the "Maximum transfer flexibility" method, for a limited time you will be able to use the fixed income variable investment options listed in group "B" as well as the fixed maturity options.

We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if you elect the "Maximum investment options choice" method, limits on transfers out of the guaranteed interest option will again apply. If you elect the "Maximum transfer flexibility" method, you will no longer be permitted to allocate new contributions to, or transfer amounts into, the variable investment options in group B (including through our rebalancing program) or the fixed maturity options. However, amounts that are in any investment options that are not available under "Maximum transfer flexibility" can remain in these options.


VARIABLE INVESTMENT OPTIONS

A
--------------------------------------------------------------------------------
.. Guaranteed Interest Option
--------------------------------------------------------------------------------

DOMESTIC EQUITY
--------------------------------------------------------------------------------

.. 1290 VT Equity Income
.. 1290 VT GAMCO Mergers & Acquisitions
.. 1290 VT GAMCO Small Company Value

.. 1290 VT Socially Responsible
.. AXA 400 Managed Volatility
.. AXA 500 Managed Volatility
.. AXA 2000 Managed Volatility
.. AXA/AB Small Cap Growth
.. AXA/ClearBridge Large Cap Growth
.. AXA/Franklin Small Cap Value Managed Volatility
.. AXA/Janus Enterprise
.. AXA Large Cap Core Managed Volatility
.. AXA Large Cap Growth Managed Volatility
.. AXA Large Cap Value Managed Volatility
.. AXA/Loomis Sayles Growth
.. AXA Mid Cap Value Managed Volatility
.. AXA/Mutual Large Cap Equity Managed Volatility
.. Charter/SM/ Small Cap Growth
.. Charter/SM/ Small Cap Value
.. EQ/BlackRock Basic Value Equity
.. EQ/Capital Guardian Research
.. EQ/Common Stock Index
.. EQ/Equity 500 Index
.. EQ/Invesco Comstock
.. EQ/JPMorgan Value Opportunities
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Value Index
.. EQ/Mid Cap Index
.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. EQ/UBS Growth and Income
.. Fidelity(R) VIP Contrafund(R)
.. Goldman Sachs VIT Mid Cap Value
.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity
.. Ivy VIP Energy
.. Ivy VIP Mid Cap Growth
.. Ivy VIP Small Cap Growth
.. MFS(R) Investors Trust
.. MFS(R) Massachusetts Investors Growth Stock
.. MFS(R) Technology
.. MFS(R) Utilities
.. Multimanager Aggressive Equity
.. Multimanager Mid Cap Growth
.. Multimanager Mid Cap Value
.. Multimanager Technology
.. VanEck VIP Global Hard Assets
--------------------------------------------------------------------------------

INTERNATIONAL/GLOBAL
--------------------------------------------------------------------------------
.. AXA Global Equity Managed Volatility
.. AXA International Core Managed Volatility
.. AXA International Managed Volatility
.. AXA International Value Managed Volatility
.. AXA/Templeton Global Equity Managed Volatility
.. EQ/Emerging Markets Equity PLUS
.. EQ/International Equity Index
.. EQ/MFS International Growth
.. EQ/Oppenheimer Global
.. Invesco V.I. Global Real Estate
.. Invesco V.I. International Growth
.. Lazard Retirement Emerging Markets Equity
.. MFS(R) International Value
--------------------------------------------------------------------------------

ASSET ALLOCATION
--------------------------------------------------------------------------------

.. 1290 VT DoubleLine Dynamic Allocation

.. All Asset Growth - Alt 20
.. AXA/AB Dynamic Moderate Growth
.. AXA Aggressive Allocation
.. AXA Balanced Strategy
.. AXA Conservative Allocation
.. AXA Conservative Growth Strategy
.. AXA Conservative-Plus Allocation
.. AXA Conservative Strategy
.. AXA/Franklin Balanced Managed Volatility
.. AXA/Franklin Templeton Allocation Managed Volatility
.. AXA Moderate Allocation
.. AXA Moderate Growth Strategy
.. AXA Moderate-Plus Allocation
.. Target 2015 Allocation
.. Target 2025 Allocation
.. Target 2035 Allocation
.. Target 2045 Allocation
.. Target 2055 Allocation
--------------------------------------------------------------------------------

B
FIXED INCOME
--------------------------------------------------------------------------------

.. 1290 VT High Yield Bond

.. American Funds Insurance Series(R) Bond Fund
.. Charter/SM/ Multi-Sector Bond
.. EQ/Core Bond Index
.. EQ/Global Bond PLUS
.. EQ/Intermediate Government Bond
.. EQ/Money Market
.. EQ/PIMCO Global Real Return
.. EQ/PIMCO Ultra Short Bond
.. EQ/Quality Bond PLUS
.. Invesco V.I. High Yield
.. Ivy VIP High Income
.. Multimanager Core Bond
--------------------------------------------------------------------------------

-------------------------
 FIXED MATURITY OPTIONS
-------------------------

THE FIXED MATURITY OPTIONS ARE ONLY AVAILABLE IN STATES WHERE APPROVED.
TRANSFER RESTRICTIONS APPLY AS INDICATED ABOVE UNDER "FIXED MATURITY OPTIONS
AND MATURITY DATES."
--------------------------------------------------------------------------------



The Target Allocation investment options are expected to invest more heavily in fixed income securities as they approach their respective target dates, and thereafter. As each Target Allocation investment option reaches its respective target date, we reserve the right to make it a group "B" investment option. Please note that if you select the

                        CONTRACT FEATURES AND BENEFITS

"Maximum transfer flexibility" method, and you allocate any contributions or account value to any of the Target Allocation investment options, you will be deemed to have changed to the "Maximum investment options choice" method. This change to your investment method will occur when you change your allocation instruction to include a Target Allocation investment option or when you make a transfer to a Target Allocation investment option that has been reassigned. We will notify you of this change in writing. Please note that if this occurs, the number of variable investment options available to you will increase. In other words, the "B" investment options will be available to you. However, your ability to transfer out of the guaranteed interest option will be limited.

If you select the "Maximum transfer flexibility" method but have not included any of the Target Allocation investment options among your allocations, you will not be changed to the alternate method but those options will no longer be available to you.

You may choose from any of the investment options available under your investment method. In all cases, if any of the options listed in B in the chart referenced above are selected, you will be subject to the restrictions on transfers out of the guaranteed interest option that apply under the "Maximum investment options choice" investment method.

Please note that under Trusteed contracts your employer or the plan trustee will select the investment method available to the participant. Under all other contracts, you may choose from any of the investment options available under your investment method. In all cases, if any of the options listed in B in the chart referenced above are selected, you will be subject to the restrictions on transfers out of the guaranteed interest option that apply under the "Maximum investment options choice" investment method.

--------------------------------------------------------------------------------
A PARTICIPANT IS AN INDIVIDUAL WHO PARTICIPATES IN AN EMPLOYER'S PLAN FUNDED BY AN EQUI-VEST(R) CONTRACT. THE PARTICIPANT IS ALSO THE ANNUITANT.
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ERISA CONSIDERATIONS FOR EMPLOYERS

If you are an employer and your plan is intended to comply with the requirements of the Employee Retirement Income Security Act of 1974 ("ERISA")
Section 404(c), you or your plan trustee must make sure that the investment options chosen for your plan constitute a broad range of investment choices as required by the Department of Labor's ("DOL") regulation under ERISA
Section 404(c). See "Tax information" later in this prospectus.

ALLOCATING YOUR CONTRIBUTIONS

Once you have made your investment method choice, you may allocate your contributions to one or more or all of the investment options that you have chosen, subject to any restrictions under the investment method you chose. However, you may not allocate more than one contribution to any one fixed maturity option. If the annuitant is age 76 or older, you may only allocate contributions to fixed maturity options with maturities of five years or less. Allocations must be in whole percentages and you may change your allocation percentages at any time. However, the total of your allocations must equal 100%. Once your contributions are allocated to the investment options, they become a part of your account value. We discuss account value in "Determining your contract's value" later in this prospectus.

The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocation under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, your should speak with him/her regarding any different arrangements that may apply.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract directly to our processing office within 10 days after you receive it. In some states, this "free look" period may be longer.

For contributions allocated to the variable investment options, your refund will equal your contributions, reflecting any investment gain or loss that also reflects the daily charges we deduct. For contributions allocated to the fixed maturity options, your refund will equal the amount of the contribution allocated to fixed maturity options reflecting any positive or negative market value adjustments. Some states require that we refund the full amount of your contribution (not including any investment gain or loss, or interest or market value adjustment). For contributions allocated to the guaranteed interest option, your refund will equal the amount of the contributions, without interest. For contracts issued to fund SEPs, SARSEPs or SIMPLE IRAs that are returned to us within seven days after you receive it, we are required to refund the full amount of your contribution. When required by applicable law to return the full amount of your contribution, we will return the greater of your contribution or your contract's cash value.

We may require that you wait six months before you apply for a contract with us again if:

..   you cancel your contract during the free look period; or

..   you change your mind before you receive your contract whether we have received your contribution or not.

See Appendix III for any state variations.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information" later in this prospectus for possible consequences of cancelling your contract.

                        CONTRACT FEATURES AND BENEFITS

2. Determining your contract's value

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YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the: (i) values you have allocated to the variable investment options; (ii) the guaranteed interest option; (iii) the market adjusted amounts you have in the fixed maturity options; and (iv) if you have taken a loan under a TSA, governmental employer EDC or Corporate Trusteed contract, amounts held in your loan reserve account. These amounts are subject to certain fees and charges discussed in "Charges and expenses" later in this prospectus.

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less: (i) any applicable withdrawal charges and (ii) the total amount or a pro rata portion of the annual administrative charge, and (iii) under a TSA, governmental employer EDC or Corporate Trusteed contract, any outstanding loan plus accrued interest.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

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UNITS MEASURE YOUR VALUE IN EACH VARIABLE INVESTMENT OPTION.
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The unit value for each variable investment option depends on the investment performance of that option minus daily charges for mortality and expense risks and other expenses. On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are increased or decreased to reflect additional contributions, withdrawals, withdrawal charges, transfers and loans.

In addition, the annual administrative charge or third-party transfer or exchange charge and plan operating expense charge for TSAs will reduce the number of units credited to your contract. A description of how unit values are calculated is found in the SAI.

YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals and transfers out of the option, and charges we deduct.

YOUR CONTRACT'S VALUE IN THE FIXED MATURITY OPTIONS

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option, which reflects withdrawals out of the option and charges we deduct. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in a fixed maturity option will equal its maturity value, provided there have been no withdrawals or transfers.

INSUFFICIENT ACCOUNT VALUE

Your contract will terminate without value if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose all your rights under your contract.

                       DETERMINING YOUR CONTRACT'S VALUE

3. Transferring your money among investment options

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TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

..   You must transfer at least $300 of account value or, if less, the entire amount in the investment option. We may waive the $300 requirement.

..   You may not transfer to a fixed maturity option in which you already have value.

..   You may not transfer to a fixed maturity option that has a rate to maturity of 3%.

..   If the annuitant is age 76 or older, you must limit your transfers to fixed maturity options with maturities of five years or less. Not all maturities may be available.

..   You may not transfer to a fixed maturity option if its maturity date is later than the date annuity payments are to begin.

..   If you make transfers out of a fixed maturity option other than at its maturity date the transfer will cause a market value adjustment.

..   If you choose the "Maximum investment options choice" method for selecting investment options (including if you have been deemed to have selected that method as a result of a Target Allocation investment option in which you are invested becoming a group "B" option as described under "Selecting your investment method" in "Contract features and benefits" earlier in this prospectus) the maximum amount you may transfer in any contract year from the guaranteed interest option to any other investment option is (a) 25% of the amount you had in the guaranteed interest option on the last day of the prior contract year or, if greater, (b) the total of all amounts you transferred from the guaranteed interest option to any other investment option in the prior contract year.

..   If you transfer money from another financial institution into the guaranteed interest option during your first contract year, and if you have selected the "Maximum investment options choice" method (including if you have been deemed to have selected that method as a result of a Target Allocation investment option in which you are invested becoming a group "B" option as described under "Selecting your investment method" in "Contract features and benefits" earlier in this prospectus) you may, during the balance of that contract year, transfer up to 25% of such initial guaranteed interest option balance to any other investment option.

Upon advance notice to you, we may change or establish additional restrictions on transfers among the investment options, including limitations on the number, frequency, or dollar amount of transfers. A transfer request does not change your percentages for allocating current or future contributions among the investment options. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.

You may request a transfer in writing or by telephone using TOPS or online using Online Account Access. You must send all signed written requests directly to our processing office. Transfer requests should specify:

(1)the contract number,

(2)the dollar amounts to be transferred, and

(3)the investment options to and from which you are transferring.

Under Trusteed and EDC contracts, you or the trustee or employer owner, whichever applies, can direct us to transfer among the investment options.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

We will confirm all transfers in writing.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a contract owner is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

AUTOMATIC TRANSFER OPTIONS

INVESTMENT SIMPLIFIER

Our Investment simplifier program allows you to choose from two automatic options for transferring amounts from the guaranteed interest option to the variable investment options. The transfer options are the "fixed-dollar option" and the "interest sweep." You may select one or the other, but not both. If you elect to use rebalancing option II (discussed below), you may not choose either of the investment simplifier options.

FIXED-DOLLAR OPTION. Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice on a monthly basis. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. You also must elect to transfer at least $50 per month. The fixed-dollar option is subject to the guaranteed interest option transfer limitation described above under "Transferring your account value."

INTEREST SWEEP. Under the interest sweep, we will make transfers on a monthly basis from amounts in the guaranteed interest option. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month thereafter to participate in the interest sweep option.

The fixed-dollar and interest sweep options are forms of dollar-cost averaging. Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low and fewer units if the unit's value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

WHEN YOUR PARTICIPATION IN THE INVESTMENT SIMPLIFIER WILL END. Your participation in the investment simplifier will end:

..   Under the fixed-dollar option, when either the number of designated monthly transfers have been completed or the amount you have available in the guaranteed interest option has been transferred out.

..   Under the interest sweep option, when the amount you have in the guaranteed interest option falls below $7,500 (determined on the last business day of the month) for two months in a row.

..   Under either option, on the date we receive at our processing office, your written request to cancel automatic transfers, or on the date your contract terminates.

REBALANCING YOUR ACCOUNT VALUE

Our rebalancing program offers two options that you can use to automatically reallocate your account value. Option I permits reallocation among the variable investment options only and option II permits reallocation among the variable investment options and the guaranteed interest option. To enroll in the asset rebalancing program, you must notify us in writing by completing our asset rebalancing form, instructing us:

(a)in whole percentages only, the percentage you want invested in each variable investment option (and the guaranteed interest option, if applicable), and

(b)how often you want the rebalancing to occur (quarterly, semiannually, or annually).

While your rebalancing program is in effect, we will transfer amounts among each variable investment option (and the guaranteed interest option, if applicable), so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the variable investment options (and guaranteed interest option, if applicable) must be included in the rebalancing program. Currently, we permit rebalancing of up to 20 investment options. Transfer restrictions out of the guaranteed interest option may apply in accordance with the last two bullets under "Transferring your account value" above in this section. The initial transfer under the rebalancing program (based on your account value as of the day before the program is established) is not permitted to cause the transfer restrictions to be violated, and any rebalancing election that would be a violation of the transfer restrictions will not be put into effect. However, if the program can be established, once it is in effect, the transfer restrictions will be waived for the rebalancing transfers.

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REBALANCING DOES NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS. YOU SHOULD PERIODICALLY REVIEW YOUR ALLOCATION PERCENTAGES AS YOUR NEEDS CHANGE. YOU MAY WANT TO DISCUSS THE REBALANCING PROGRAM WITH YOUR FINANCIAL PROFESSIONAL BEFORE ELECTING THE PROGRAM.
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To be eligible, you must have (i) at least $5,000 of account value in the variable investment options for option I, or (ii) at least $5,000 of account value in the variable investment options and the guaranteed interest option, combined for option II. We may waive this $5,000 requirement. Rebalancing is not available for amounts you have allocated in the fixed maturity options.

If you elect to use option II, you may not choose either of the investment simplifier automatic options.

You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office.

FOR TSA, CORPORATE TRUSTEED AND CERTAIN GOVERNMENTAL EMPLOYER EDC CONTRACTS WITH OUTSTANDING LOANS ONLY, on any rebalancing date where the amount to be transferred from the guaranteed interest option would cause a transfer from the Loan Reserve Account (which is part of the guaranteed interest option), the rebalancing program will be automatically cancelled. (See "Loans under TSA, governmental employer EDC and Corporate Trusteed contracts" in "Accessing your money" later in this prospectus.)

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

4. Accessing your money

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WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. For the tax consequences of taking withdrawals, see "Tax information" later in this prospectus.

METHOD OF WITHDRAWAL

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                                                                  PARTIAL                            MINIMUM
   CONTRACT                                                      WITHDRAWAL        SYSTEMATIC      DISTRIBUTION
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SEP/SARSEP                                                        yes               yes                yes
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SIMPLE IRA                                                        yes               yes                yes
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Corporate and KEOGH Trusteed                                      yes/(2)(3)/       no                 yes/(3)/
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TSA                                                               yes/(1)(2)(3)/    yes/(1)(2)(3)/     yes/(2)/
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University TSA                                                    yes/(1)(3)/       yes/(1)(3)/        yes
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EDC                                                               yes/(1)(2)(3)/    yes/(1)(2)(3)/     yes/(2)(3)/
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Annuitant-Owned HR-10                                             yes/(3)/          yes/(3)/           yes
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(1)Only if the contract is not subject to withdrawal restrictions.
(2)Only if there are no outstanding loans.
(3)Requires or may require Plan Administrator's approval. See "Tax information" later in this prospectus.

PARTIAL WITHDRAWALS AND TERMINATIONS

Subject to the terms of the Plan, your contract and any restrictions in federal income tax rules, you may take partial withdrawals from your account value or terminate your contract at any time while the annuitant is living and before annuity payments begin. The minimum amount you may withdraw at any time is $300. If your account value is less than $500 after a withdrawal, we may terminate your contract and pay you its cash value.

Partial withdrawals, or payments of remaining account value in excess of the 10% free withdrawal amount, may be subject to a withdrawal charge. See "10% free withdrawal amount" in "Charges and expenses" later in this prospectus. Depending on your contract, amounts withdrawn may be subject to applicable tax charges.

SYSTEMATIC WITHDRAWALS

You may take systematic withdrawals on a monthly or quarterly basis. The minimum amount you may take for each withdrawal is $250. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary. If you do not select a date, your withdrawals will be made on the first business day of the month. A check for the amount of the withdrawal will be mailed to you or, if you prefer, we will electronically transfer the money to your checking or savings account.

You may withdraw either the amount of interest earned in the guaranteed interest option or a fixed-dollar amount from either the variable investment options or the guaranteed interest option. If you elect the interest option, a minimum of $20,000 must be maintained in the guaranteed interest option. If you elect the fixed-dollar option, you do not have to maintain a minimum amount.

If you choose to have a fixed dollar amount taken from the variable investment options and/or the guaranteed interest option, you may elect to have the amount of the withdrawal subtracted from your account value in one of three ways:

(1)Pro rata from all of your variable investment options and the guaranteed interest option, in which you have value (without exhausting your values in those options). Once the requested amount is greater than your account value, the systematic withdrawal program will terminate.

(2)Pro rata from all of your variable investment options and the guaranteed interest option, in which you have value (until your account value is exhausted). Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your contract.

(3)You may specify a dollar amount from one variable investment option or the guaranteed interest option. If you choose this option and the value in the investment option drops below the requested withdrawal amount, the requested withdrawal amount will be taken on a pro rata basis from all remaining investment options in which you have value. Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your contract.

If you are invested in fixed maturity options, you may not elect option (1) or
(2).

You may elect systematic withdrawals under TSA and governmental employer EDC contracts if:

..   your plan or program permits it;

..   the contract is not subject to withdrawal restrictions; and

..   the contract does not have a loan outstanding.

You can cancel the systematic withdrawal option at any time.

Amounts withdrawn in excess of the 10% free withdrawal amount may be subject to a withdrawal charge.

LIFETIME MINIMUM DISTRIBUTION WITHDRAWALS

(SEE "TAX INFORMATION" LATER IN THIS PROSPECTUS)

We offer our "required minimum distribution automatic withdrawal option" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, a withdrawal charge may apply if your withdrawal exceeds the free withdrawal amount.

                             ACCESSING YOUR MONEY

You may choose instead an annuity payout option. Before electing an account-based withdrawal option, please refer to "Required minimum distributions" under "Tax information" later in this prospectus for your specific type of retirement arrangement.

The actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals, which could increase the amount required to be withdrawn. For this purpose additional annuity contract benefits may include enhanced death benefits.

You may elect our RMD automatic withdrawal option in the year in which you reach age 70 1/2 or in any later year, subject to the terms of your plan, if applicable. To elect this option, you must have account value in the variable investment options and the guaranteed interest option of at least $2,000. The minimum amount we will pay out is $300, or if less, your account value. If your account value is less than $500 after the withdrawal, we may terminate your contract and pay you its cash value. Currently, minimum distribution withdrawal payments will be made annually.

Currently, we do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our RMD automatic withdrawal option. The minimum distribution withdrawal will be taken into account in determining if any subsequent withdrawal taken in the same contract year exceeds the 10% free withdrawal amount.

The RMD automatic withdrawal option does not generate required minimum distribution payments during the first year. Therefore, if you are making a rollover or transfer contribution to the contract after age 70 1/2, you must make any required minimum distributions before the rollover or transfer. If you do not, any withdrawals that you make during the first contract year to satisfy your required minimum distributions may be subject to withdrawal charges, if they exceed the free withdrawal amount.

For tax-exempt employer EDC contracts, this election may not be revoked. For TSA and governmental employer EDC contracts, you may not elect the minimum distribution option if you have an outstanding loan under a contract.

If you purchased your EQUI-VEST(R) TSA via a direct transfer of funds from another 403(b) plan or arrangement and we were informed at the time of your purchase of the amount of your December 31, 1986 account balance (if any) you may postpone beginning lifetime required minimum distributions on these pre-1987 funds. This rule also applies if you purchased your EQUI-VEST(R) TSA before December 31, 1986. Lifetime required minimum distributions on the pre-1987 account balance may be postponed to age 75 rather than having to start following the later of your reaching age 70 1/2 or retiring.

Distributions from a qualified plan, including our prototype plans through which Annuitant-Owned HR-10 contracts are issued, are subject to the provisions of the plan document. Similar rules apply in the case of a 403(b) plan.

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FOR CONTRACTS SUBJECT TO MINIMUM DISTRIBUTION REQUIREMENTS, WE WILL SEND A FORM OUTLINING THE DISTRIBUTION OPTIONS AVAILABLE IN THE YEAR YOU REACH AGE 70 1/2 (IF YOU HAVE NOT BEGUN YOUR ANNUITY PAYMENTS BEFORE THAT TIME).
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HARDSHIP WITHDRAWALS FROM QUALIFIED PLANS AND TSAS

Generally, in order to receive a hardship withdrawal or, for EDC plans, an "unforseeable emergency" withdrawal (special federal income tax definitions), you must meet certain criteria and have your request approved by your plan. For more information, see "Withdrawal restrictions" under "Tax information" later in this prospectus.

HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your values in the investment options. A market value adjustment will apply if withdrawals are taken from the fixed maturity options.

AUTOMATIC DEPOSIT SERVICE

If you are receiving required minimum distribution payments from a TSA, SEP, SARSEP or SIMPLE IRA contract you may use our automatic deposit service.

Under this service we will automatically deposit the required minimum distribution payment from your TSA, SEP, SARSEP or SIMPLE IRA contract directly into an existing EQUI-VEST(R) NQ or ROTH IRA or an existing EQUI-VEST(R) Express/SM/ NQ or ROTH IRA contract according to your allocation instructions. Please note that you must have compensation or earned income for the year of the contribution to make regular contributions to Roth IRAs.

LOANS UNDER TSA, GOVERNMENTAL EMPLOYER EDC AND CORPORATE TRUSTEED CONTRACTS

If the plan permits, loans are available under a qualified plan, 403(b) plan or governmental employer 457(b) EDC plan. Loans are subject to federal income tax limits and are also subject to the limits of the plan. The loan rules under ERISA may apply to plans not sponsored by a governmental employer. Federal income tax rules apply to all plans, even if the plan is not subject to ERISA. You may borrow against your account value only under a TSA contract, a contract issued under a governmental employer 457(b) EDC plan or Corporate Trusteed contract. Loans under governmental employer 457(b) EDC plans may not be available in all states. Loans are not available under University TSA contracts. We do not permit loans under any contract or certificate when the required minimum distribution automatic withdrawal option has been elected. Also, we reserve the right to change loan terms as long as any such change is made to maintain compliance with any applicable laws or regulations that may apply.

Before we make a loan, you must properly complete and sign a loan request form. Generally, the approval of the employer, its delegate or the plan administrator must also be demonstrated. Loan processing may not be completed until we receive all information and approvals required to process the loan at our processing office. Please note that if we receive a properly completed and signed loan request form (and any other information necessary to complete the loan transaction) at our processing office on a business day prior to the 27th of the month, your loan transaction will be effective on that business day. If we receive a properly completed and signed loan request form (and any other information necessary to complete the loan transaction) at our processing office on a business day that is on the 27th of the month or later, your loan will be processed on the first business day

                             ACCESSING YOUR MONEY
of the month following the date it was received. In the case of certain Corporate Trusteed and certain TSA contracts subject to ERISA, the written consent of your spouse will be required to obtain a loan and the Plan Administrator needs to sign the loan form. In the case of governmental employer EDC contracts, the loan must be approved by the contract owner; generally, your employer, plan trustee, or the plan administrator as authorized under the governmental employer plan. Please see the loan provisions stated in the contract and read the terms and conditions in the loan request form carefully and consult with a tax advisor before taking a loan. Also, see Appendix III later in this prospectus for any state rules that may affect loans from a TSA, governmental employer EDC or Corporate Trusteed contract.

We permit only one loan to be outstanding at any time.

A loan will not be treated as a taxable distribution unless:

..   it exceeds limits of federal income tax rules; or

..   interest and principal are not paid when due; or

..   in some instances, service with the employer terminates.

Taking a loan in excess of the Internal Revenue Code limits may result in adverse tax consequences.

The tax consequences of failure to repay a loan when due are substantial, and may result in severe restrictions on your ability to borrow amounts under any plans of your employer in the future. Loans are discussed further in "Tax Information" later in this prospectus.

LOAN RESERVE ACCOUNT. On the date your loan is processed, we will transfer to a "loan reserve account" an amount equal to the sum of (a) and (b), where (a) is the loan amount (which will earn interest at the "loan reserve account rate" while your loan is outstanding), and (b) is 10% of the loan amount (which will earn interest at the guaranteed interest rate while your loan is outstanding). You may not make any partial withdrawals or transfers among investment options or other transaction from the loan reserve account until after repayment of the principal amount then due. You may specify on the loan request form from which investment option(s) the loan reserve account will be funded.

The "loan reserve account rate" will equal the loan interest rate minus a maximum rate of 2%. This excess of the interest rate that we charge is also referred to as the "net loan interest charge." See the "Fee table" for more information.

REPAYING A LOAN. When you take a loan, we use the principal amount of the loan, the loan interest rate and the term of the loan to determine the loan repayment amount. You can repay a loan through payroll deduction, Online Account Access or by personal check. Loan repayments must be made quarterly, unless you enroll through Online Account Access for monthly systematic repayments (not available for contracts owned by a corporate trustee). You can elect to have the principal portion of your loan repayments automatically distributed among your investment options in accordance with your investment allocation instructions currently on file. If you elect this option, the transfer to your investment options will take place on the next business day after we receive your loan repayment. You can repay your loan in full, including interest due, at any time (by bank check or money order only). In very limited specified circumstances concerning leaves of absence, and upon our receipt of the documentation we require, loan repayment can be suspended. Otherwise, loans must be repaid according to the repayment schedule to avoid default. See "Tax information" later in this prospectus.

TEXAS ORP PARTICIPANTS
(THE CONTRACT IS NO LONGER AVAILABLE FOR NEW PLANS OR FOR NEW PARTICIPANTS TO EXISTING PLANS)

For participants in a Texas Optional Retirement Program, Texas law permits withdrawals only after one of the following distributable events occur:

..   turning age 70 1/2; or

..   death; or

..   retirement; or

..   termination of employment in all Texas public institutions of higher education.

To make a withdrawal, a properly completed written acknowledgment must be received from the employer. If a distributable event occurs prior to your being vested, any amounts provided by an employer's first-year matching contribution will be refunded to the employer. We may change these provisions without your consent, but only to the extent necessary to maintain compliance with any law that applies.

TERMINATION

We may terminate your contract and pay you the account value if:

(1)your account value is less than $500 and you have not made contributions to your contract for a period of three years; or

(2)you request a partial withdrawal that reduces your account value to an amount less than $500; or

(3)you have not made any contributions within 120 days from your contract date;
   or

(4)we pay the death benefit under your contract.

We will deduct the amount of any outstanding loan balance (including any unpaid interest) and any withdrawal charge that applies to the loan balance from the account value when we terminate your contract.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity payout option, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon contract termination, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)the New York Stock Exchange is closed or restricts trading,

(2)the SEC determines that an emergency exists as a result of which sales of securities or determination of fair value of a variable investment option's assets is not reasonably practicable, or

                             ACCESSING YOUR MONEY

(3)the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your values in the guaranteed interest option and the fixed maturity options (other than for death benefits) for up to six months while you are living.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.

YOUR ANNUITY PAYOUT OPTIONS

Deferred annuity contracts such as EQUI-VEST(R) provide for conversion to payout status at or before the contract's "maturity date." This is called annuitization. When your contract is annuitized, your EQUI-VEST(R) contract and all its benefits terminate and will be converted to a supplemental payout annuity contract ("payout option") that provides for periodic payments for life or for a specified period of time. In general, the periodic payment amount is determined by the account value or cash value of your EQUI-VEST(R) contract at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. We have the right to require you to provide any information we deem necessary to provide an annuity payout option. If an annuity payout is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

EQUI-VEST(R) offers you several choices of annuity payout options. Some enable you to receive fixed annuity payments and others enable you to receive variable annuity payments.

You can choose from among the different forms of annuity payout options listed below. Also, you may elect the frequency in which you will receive payments. Restrictions may apply, depending on the type of contract you own or the annuitant's age at contract issue. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time.

ANNUITY PAYOUT OPTIONS

---------------------------------------------------------------------------------
Fixed annuity payout options             .   Life annuity/(1)/
                                         .   Life annuity with period
                                             certain/(1)/
                                         .   Life annuity with refund
                                             certain/(1)/
                                         .   Period certain annuity
---------------------------------------------------------------------------------
Variable Immediate Annuity payout        .   Life annuity (not available in New
  options (as described in a separate        York)
  prospectus for this option)            .   Life annuity with period
                                             certain/(1)/
---------------------------------------------------------------------------------

(1)not available for governmental employer EDC Plans in New York

..   LIFE ANNUITY: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living. If you choose this payout option and you die before the due date of the second (third, fourth, etc.) annuity payment, then you will only receive one (two, three, etc.) annuity payment.

..   LIFE ANNUITY WITH PERIOD CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy or the joint life expectancy of the annuitant and the joint annuitant.

..   LIFE ANNUITY WITH REFUND CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

..   PERIOD CERTAIN ANNUITY: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. The guarantee period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. Currently, this payout option is available only as a fixed annuity. This is the only form of annuity for annuitants in governmental employer EDC plans in New York. Life annuity payout options are not available for governmental employer EDC plans in New York.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life and, after the annuitant's death, payments continue to the survivor. Generally, unless the annuitant elects otherwise with the written consent of the spouse, this will be the form of annuity payment provided for married annuitants under qualified plans and certain TSAs. We may offer other payout options not outlined here. Your financial professional can provide details.

FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.

SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require

                             ACCESSING YOUR MONEY
you to return your contract before annuity payments begin. Unless you choose a different payout option, we will pay annuity payments under a life annuity with a period certain of 10 years. You choose whether these payments will be either fixed or variable. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments are to begin, but generally it may not be earlier than thirteen months from the EQUI-VEST(R) contract date. You can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month or later than your contract's maturity date. Your contract's maturity date is the date by which you must either take a lump sum withdrawal or select an annuity payout option. The maturity date is generally the contract date anniversary that follows the annuitant's 85th birthday. This may be different in some markets.

We will send you a notice with your contract statement one year prior to your maturity date. Once you have selected an annuity payout option and payments have begun, no change can be made other than transfers among the variable investment options if a variable immediate annuity is selected. If you do not respond to the notice within the 30 days following your maturity date, your contract will be annuitized automatically.

We currently offer different payment frequencies on certain annuity payout options. In general, the total annual payout will be lower for more frequent payouts such (as monthly) because of the increased administrative expenses associated with more frequent payouts. Also, in general, the longer the period over which we expect to make payment, the lower will be your payment each year.

The amount of the annuity payments will depend on:

(1)the amount applied to purchase the annuity;

(2)the type of annuity chosen, and whether it is fixed or variable;

(3)in the case of a life annuity, the annuitant's age (or the annuitant's and joint annuitant's ages); and

(4)in certain instances, the sex of the annuitant(s).

In no event will you ever receive payments under a fixed option or an initial payment under a variable option of less than the minimum amounts guaranteed by the contract.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

Please see Appendix III later in this prospectus for state variations.

                             ACCESSING YOUR MONEY

5. Charges and expenses

--------------------------------------------------------------------------------

CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

..   A mortality and expense risk charge.

..   A charge for other expenses.

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

..   On the last day of the contract year an annual administrative charge, if applicable.

..   Charge for third-party transfer or exchange (for series 300 and 400 only).

..   Charges for certain optional special services.

..   At the time you make certain withdrawals or surrender your contract, or your contract is terminated -- a withdrawal charge.

..   At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

More information about these charges appears below. The charges differ depending on which contract series you purchase.

We will not increase these charges for the life of your contract, except as noted below. We may reduce certain charges under group or sponsored arrangements. See "Variations in charges" below.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.

CHARGES UNDER THE CONTRACTS

MORTALITY AND EXPENSE RISKS CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the death benefit. The daily charge is currently equivalent to an annual rate of the net assets in each variable investment options as follows:

----------------------------------------------------------------------------------------------------------------
                                                             EQ/COMMON
                                                             STOCK INDEX,
                                                             EQ/MONEY
                                                             MARKET
                                                             OPTIONS       ALL OTHER VARIABLE INVESTMENT OPTIONS
----------------------------------------------------------------------------------------------------------------
                                                             SERIES SERIES SERIES    SERIES    SERIES   SERIES
                                                              100    200    100       200       300      400
----------------------------------------------------------------------------------------------------------------
current                                                      0.56%  1.15%  0.50%     1.09%     1.10%    1.10%
----------------------------------------------------------------------------------------------------------------
maximum                                                      0.65%  1.24%  0.50%     1.09%     1.10%    1.75%
----------------------------------------------------------------------------------------------------------------

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. We may change the actuarial basis for our guaranteed annuity payment tables, but only for new contributions and only at five year intervals from the contract date. Lastly, we assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the contract.

The expense risk we assume is the risk that our expenses in providing the benefits and administering the contracts will be greater than we expect.

To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts.

CHARGE FOR OTHER EXPENSES

We deduct this daily charge from the net assets in each variable investment option. This charge, together with the annual administrative charge described below, is for providing administrative and financial accounting services under the contracts. The daily charge is equivalent to a maximum annual percentage of the net assets in each variable investment option as follows:

Series 100 -- 0.84%

..   0.60% reimburses us for research and development costs plus administrative expenses not covered by the annual administrative charge.

..   0.24% reimburses us for the cost of financial accounting services we provide under the contracts.

Series 200, 300 and 400 -- 0.25%

..   0.25% reimburses us for expenses and financial accounting services we provide under the contracts; however, for series 300 and 400, we currently charge 0.24% for all the variable investment options except AXA Moderate Allocation, Multimanager Aggressive Equity, EQ/Common Stock Index and EQ/Money Market. We may, upon advance notice to you, increase the charge to 0.25% of the net assets for these variable investment options.

MAXIMUM TOTAL CHARGES: Under series 100 and 200 contracts for the AXA Moderate Allocation, Multimanager Aggressive Equity, EQ/Common Stock Index and EQ/Money Market options, the combined amount of the Separate Account A charges to these variable investment options and Trust charges for investment advisory fees and direct operating expenses may not exceed a total annual rate of 1.75% of the value of the assets held in each of those variable investment options.

Total Separate Account A annual expenses (not including the Trusts fees and other expenses) are guaranteed not to exceed a total annual rate of: (i) 2.00% for series 400 contracts; (ii) 1.35% for series 300

                             CHARGES AND EXPENSES
contracts; and (iii) 1.49% for series 100 and 200 contracts for the EQ/Common Stock Index, and EQ/Money Market options; and (iv) for series 100 and 200 contracts an annual rate of 1.34% for all the other options except for those in
(iii).

ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on the last business day of each contract year. We will deduct a pro rata portion of the charge if you surrender your contract, elect an annuity payout option or the annuitant dies during the contract year.

Under series 300 and 400 contracts, during the first two contract years the charge is equal to $30 or, if less, 2% of your current account value plus any amount previously withdrawn during the contract year. The charge is $30 for contract years three and later. We may increase this charge if our administrative costs rise, but the charge will never exceed $65 annually. We also may waive the administrative charge for contracts having an account value of a specified amount on the last business day of each contract year -- currently $20,000 for SEP, SARSEP, and SIMPLE IRA contracts. We reserve the right to deduct this charge on a quarterly, rather than annual basis.

Under series 100 and 200 contracts, the charge is equal to $30 or if less, 2% of the current account value plus any amount previously withdrawn during that contract year.

For SEP, SARSEP, Unincorporated Trusteed and Annuitant-Owned HR-10 contracts, if at the end of any contract year your account value is at least $10,000, we will waive the annual administrative charge.

For TSA, University TSA, EDC and Corporate Trusteed contracts the annual administrative charge is waived if the account value is at least $25,000 at the end of the contract year.

The charge is deducted pro rata from the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options. Charges deducted from the fixed maturity options are considered withdrawals and, as such, will result in a market value adjustment.

We currently waive the annual administrative charge that would otherwise be deducted in the next contract year under any individually owned EQUI-VEST(R) contract/certificate having an account value that, when combined with the account value of other EQUI-VEST(R) contracts/certificates owned by the same person, exceeds $100,000 in the aggregate (as determined in January of each year). This does not apply to EQUI-VEST(R) contracts/certificates owned by different members of the same household. We may change or discontinue this practice at any time without prior notice.

CHARGE FOR THIRD-PARTY TRANSFER

Under series 300 and 400 contracts, we impose a charge for making a direct transfer of amounts from your contract to a third party. A third-party transfer is where you ask us to directly transfer or roll over funds from your contract to a permissible funding vehicle offered by another provider, or to another eligible plan. In either case, we will deduct from your account value any withdrawal charge that applies and a charge of $65 for each direct transfer or rollover, except for series 400 SIMPLE IRA. For series 400 SIMPLE IRA, a charge of $25 applies for each direct transfer or rollover. This charge will never exceed 2% of the amount disbursed or transferred. We will deduct this charge and any withdrawal charge that applies from your account value.

WITHDRAWAL CHARGE

A withdrawal charge may apply in three circumstances: (1) you make one or more withdrawals during a contract year; or (2) you surrender your contract; or
(3) we terminate your contract. The amount of the charge will depend on whether the free withdrawal amount applies and the availability of one or more exceptions.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge.

We deduct the withdrawal amount and the withdrawal charge pro rata from the variable investment options and from the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options. If we deduct all or a portion of the withdrawal charge from the fixed maturity options, a market value adjustment will apply. See "About our fixed maturity options" in "More information" later in this prospectus.

We may also reduce the withdrawal charge in order to comply with any state law requirement. See "Contracts issued in New York --fixed maturity options" below.

WITHDRAWAL CHARGE FOR SERIES 300 AND 400 CONTRACTS

The amount of the withdrawal charge we deduct is equal to 6% of any contribution withdrawn attributable to contributions made during the current and five prior contract years measured from the date of the withdrawal.

In the case of terminations, we will pay you the greater of the following up to a maximum of the account value:

..   the account value after any withdrawal charge has been imposed, or

..   the 10% free withdrawal amount plus the contributions made before the current and five prior contract years that have not been previously withdrawn plus 94% of (a) the remaining account value, minus (b) any administrative fees.

For purposes of calculating the withdrawal charge, amounts withdrawn up to the free withdrawal amount are not considered a withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge.

The withdrawal charge does not apply in the circumstances described below.

10% FREE WITHDRAWAL AMOUNT. Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the time you request a withdrawal, minus any other withdrawals made during the contract year.

DEATH OR PURCHASE OF ANNUITY. The withdrawal charge does not apply if:

..   the annuitant dies and a death benefit is payable to the beneficiary.

                             CHARGES AND EXPENSES

..   we receive a properly completed election form providing for the account value to be used to buy a life contingent annuity payout option or a non-life annuity with a period certain for a term of at least ten years.

DISABILITY, TERMINAL ILLNESS, OR CONFINEMENT TO NURSING HOME. The withdrawal charge also does not apply if:

(i)the annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii)we receive proof satisfactory to us (including certification by a licensed physician) that the annuitant's life expectancy is six months or less; or

(iii)the annuitant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is
     (a) approved by Medicare as a provider of skilled nursing care service, or
     (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

   -- its main function is to provide skilled, intermediate, or custodial nursing care;

   -- it provides continuous room and board to three or more persons;

   -- it is supervised by a registered nurse or licensed practical nurse;

   -- it keeps daily medical records of each patient;

   -- it controls and records all medications dispensed; and

   -- its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, with respect to a contribution if the condition as described in (i), (ii) or (iii) above existed at the time the contribution was remitted or if the condition began within the 12 month period following remittance.

Some states may not permit us to waive the withdrawal charge in the above circumstances or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

For SEP, SARSEP and SIMPLE IRA contracts the withdrawal charge also does not apply:

..   after six contract years if the annuitant is at least age 59 1/2; or

..   if you request a refund of a contribution in excess of amounts allowed to be contributed under the federal income tax rules within one month of the date on which you made the contribution.

WITHDRAWAL CHARGE FOR SERIES 100 AND 200 CONTRACTS

WHEN WITHDRAWAL CHARGES DO NOT APPLY

..   10% FREE WITHDRAWAL AMOUNT. No withdrawal charge will be applied during any contract year in which the amount withdrawn is less than or equal to 10% of the account value at the time the withdrawal is requested, minus any amount previously withdrawn during that contract year. This 10% portion is called the free withdrawal amount. For Trusteed, EDC (subject to state availability) and TSA contracts, this free withdrawal amount is available starting in the first contract year. For EDC (in certain states), SEP and SARSEP contracts, the free withdrawal amount is available only after three contract years have been completed or the annuitant has reached age 59 1/2. (Currently, we are waiving this restriction.)

FOR TRUSTEED CONTRACTS. The amount of the withdrawal charge we deduct is equal to 6% of any contribution withdrawn attributable to contributions made during the current and five prior contract years measured from the date of the withdrawal.

In the case of terminations, we will pay you the greater of the following up to a maximum of the account value:

..   the account value after any withdrawal charge has been imposed and after deducting the amount of any loan balance and accrued interest, or

..   the 10% free withdrawal amount plus the contributions made before the current and five prior participation years that have not been previously withdrawn plus 94% of (a) the remaining account value, minus (b) any administrative fees. For series 200 contracts issued for annuitants age 60 or older on the contract date this percentage will be 95% in the fifth contract year.

For purposes of calculating the withdrawal charge, amounts withdrawn up to the free withdrawal amount are not considered a withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. See "Tax information" later in this prospectus.

The withdrawal charge does not apply in the circumstances described below.

For Trusteed contracts the withdrawal charge does not apply if:

..   The annuitant dies and a death benefit is made available to the beneficiary.

..   We receive a properly completed election form providing for the account value to be used to buy a life annuity payout option.

..   The contract owner has completed at least five contract years and the annuitant has reached age 59 1/2.

..   We receive a request for the refund of an excess contribution within one month of the date the contribution is made.

..   In addition, for Corporate Trusteed contracts, the withdrawal charge does not apply if the annuitant has reached age 59 1/2 and has retired or employment has been terminated, no matter how many contract years have been completed.

FOR SEP, SARSEP, TSA, EDC AND ANNUITANT-OWNED HR-10 CONTRACTS. The withdrawal charge equals a percentage of the amount withdrawn and may apply to any TSA and governmental employer EDC defaulted loans. The withdrawal charge equals a percentage of the amount of any such defaulted loans. Whether a withdrawal charge applies, and the percentage that applies, is determined using the same conditions that apply to withdrawals from your

                             CHARGES AND EXPENSES
contract. The percentage that applies depends on the contract year in which the withdrawal is made, according to the following table:

-------------------------------------------------------------
      CONTRACT YEAR(S)                    CHARGE
-------------------------------------------------------------
         1 through 5                      6%/(1)/
         6 through 8                         5
              9                              4
             10                              3
             11                              2
             12                              1
        13 and later                         0
-------------------------------------------------------------

(1)This percentage may be reduced at older ages for certain contract series. Your financial professional can provide further details about the contract series you own.

The total of all withdrawal charges assessed will not exceed 8% of all contributions made during the current contract year and the nine contract years before the withdrawal is made.

The withdrawal charge does not apply in the circumstances described below.

No withdrawal charge applies under SEP, SARSEP, TSA, EDC or Annuitant-Owned HR-10 contracts if:

..   after five contract years the annuitant is at least age 59 1/2; or

..   you request a refund of an excess contribution within one month of the date on which the contribution is made; or

..   the annuitant dies and the death benefit is made available to the beneficiary; or

..   after five contract years the annuitant is at least age 55 and the amount withdrawn is used to purchase from us a period certain annuity that extends beyond the annuitant's age 59 1/2 and allows no prepayment; or

..   after three contract years the amount withdrawn is used to purchase from us a period certain annuity for a term of at least 10 years, and allows no prepayment; or

..   the amount withdrawn is applied to the election of a life contingent annuity payout option. (This form of payment is not available for annuitants in governmental employer EDC Plans in New York); or

..   the amount withdrawn is applied to the election of a period certain annuity of at least 15 years, but not in excess of the annuitant's life expectancy, that allows no prepayment. (This is the only form of payment available for annuitants in governmental employer EDC plans in New York.)

No withdrawal charge applies under a TSA or EDC (subject to state availability) contract if:

..   the annuitant has completed at least five contract years, has reached age
    55 and has separated from service.

No withdrawal charge applies under a SEP contract funding SARSEP arrangements if:

..   the amount withdrawn is a distribution of deferrals disallowed (plus or minus any gain or loss) by reason of the employer's failure to meet the Internal Revenue Code's requirement that 50% of eligible employees elect SARSEP within the plan year and the request for withdrawal is made by the April 15th of the calendar year following the calendar year in which you were notified of such disallowance; or

..   the amount withdrawn is an "excess contribution" (as such term is defined in Section 408(k)(6)(C)(iii) of the Internal Revenue Code), plus or minus any gain or loss and the request for withdrawal is made by April 15th of the calendar year following the calendar year in which the excess contributions were made; or

..   the amount withdrawn is an "excess deferral" (as such term is defined in
    Section 402(g)(2) of the Internal Revenue Code), plus or minus any gain or loss and the request for withdrawal is made by April 15th of the calendar year following the calendar year in which such excess deferrals were made.

The tax consequences of withdrawals are discussed under "Tax information."

NY EDC PLANS. (NO LONGER AVAILABLE FOR NEW PLANS OR FOR NEW PARTICIPANTS TO EXISTING PLANS) As a result of regulations which apply to EDC plans of governmental employers in New York ("NY EDC plans"), EQUI-VEST(R) contracts funding NY EDC plans contain special provisions that apply to all NY EDC plans whose EQUI-VEST(R) funding arrangements became effective or were renewed on or after July 1, 1989.

These provisions permit the automatic termination of all contracts issued in connection with a NY EDC plan five years after the effective date (or any renewal date) of its EQUI-VEST(R) funding arrangement without the deduction of any contingent withdrawal charges. If agreed to by the employer or plan trustee and us, the period may be shorter than five years. A decision to permit the automatic termination of all contracts would result in the transfer of each contract's account value to a successor funding vehicle designated by the employer.

The employer sponsoring a NY EDC plan or plan trustee can renew the EQUI-VEST(R) funding arrangement in a written notice to us which includes a certification of compliance with procedures under the applicable regulations. We are not responsible for the validity of any certification by the employer. A written notice to transfer must be received by our processing office and accepted by us not later than seven days before the date on which a transfer is to occur. If an employer fails to notify us in writing as to a transfer of the NY EDC arrangement or as to its intention not to renew, we will continue the arrangement and associated contracts will not be automatically terminated.

No further investment experience, whether positive or negative, will be credited under a NY EDC plan contract once the contract terminates. As with other tax-favored retirement plans in which the funding is affected by actions of a sponsoring employer, we are not required to provide annuitants with information relating to an employer's decision to exercise any termination right.

FOR ALL SERIES CONTRACTS ISSUED IN NEW YORK -- FIXED MATURITY OPTIONS/(1)/

For contracts issued in New York, the withdrawal charge that applies to withdrawals taken from amounts in the fixed maturity options will never exceed 6% and will be determined by applying the New York Declining Scale ("declining scale"). If you withdraw amounts that

                             CHARGES AND EXPENSES
have been transferred from one fixed maturity option to another, we use the New York Alternative Scale ("alternative scale") if it produces a higher charge than the declining scale.

(1)currently not available for TSA, EDC, Keogh and Corporate Trusteed contracts in New York

------------------------------------------------------------
DECLINING SCALE               ALTERNATIVE SCALE
------------------------------------------------------------
YEAR OF INVESTMENT IN FIXED   YEAR OF TRANSFER WITHIN FIXED
MATURITY OPTION/(1)/          MATURITY OPTION/(1)/
------------------------------------------------------------
Within year 1        6%       Within year 1        5%
      2              6%             2              4%
      3              5%             3              3%
      4              4%             4              2%
      5              3%             5              1%
      6              2%       After year 5         0%

After year 6  0%  Not to exceed 1% times the
                  number of years remaining in
                  the fixed maturity option,
                  rounded to the higher number
                  of years. In other words, if
                  4.3 years remain, it would be a
                  5% charge.
-----------------------------------------------------

(1)Measured from the contract date anniversary prior to the date of the contribution or transfer.

In the following example we compare the withdrawal charge that would apply to a withdrawal from a series 400 contract that has an account value of $10,000; $8,000 from a contribution made three years ago and $2,000 from positive investment performance.

..   If you were to withdraw the total amount of the contribution within the first six years after it was made the series 400 withdrawal charge that generally applies would be $480 (6% of $8,000). However, if when you made your contribution you allocated it to a fixed maturity option, the withdrawal charge would be lower. According to the declining scale method described above, the withdrawal charge would be limited to 5% of the $8,000, or $400 in the third year.

..   The withdrawal charge may be different if when you made your contribution three years ago, you allocated it to a fixed maturity option and then in the third year, you transfer the amounts that apply to such contribution to a new fixed maturity option. In this example we assume that there is one year remaining in the new fixed maturity option. Because you made a transfer among the fixed maturity options, the alternative scale may now apply. Based on this alternative scale, a contribution that is transferred will be subject to a 5% withdrawal charge if you withdraw that contribution in the same year that you make the transfer. However, the withdrawal charge may not exceed 1% for each year remaining in the new fixed maturity option. Since, in this example, the time remaining in the new fixed maturity option is one year, the withdrawal charge under the alternative scale would be limited to 1%. Because New York regulations permit us to use the greater of the declining scale or the alternative scale, the withdrawal charge would be 5%, or $400, based on the declining scale.

..   The withdrawal charge may not exceed the charge that would normally apply under the contract. Use of a New York scale can only result in a lower charge. If your contribution has been in the contract for more than six years and therefore would not have a withdrawal charge associated with it, no withdrawal charge would apply.

..   If you take a withdrawal from an investment option other than the fixed maturity options, the amount available for withdrawal without a withdrawal charge is reduced. It will be reduced by the amount of the contribution in the fixed maturity options to which no withdrawal charge applies.

..   As of any date on which 50% or more of your account value is held in fixed maturity options, the free withdrawal amount is zero.

For contracts issued in New York, you should consider that on the maturity date of a fixed maturity option if we have not received your instructions for allocation of your maturity value, we will transfer your maturity value to the fixed maturity option scheduled to mature next. If we are not offering other fixed maturity options, we will transfer your maturity value to the EQ/Money Market option.

The potential for lower withdrawal charges for withdrawals from the fixed maturity options and the potential for a lower free withdrawal amount than those that would normally apply, should be taken into account when deciding whether to allocate amounts to or transfer amounts to or from, the fixed maturity options.

PLAN OPERATING EXPENSE CHARGE (APPLICABLE TO TSA CONTRACTS ONLY)

Depending on your Employer's plan, we may be instructed to withdraw a plan operating expense from your account value and to remit the amount withdrawn to either your Employer or your Employer's designee. The amount to be withdrawn is determined by your Employer; we will have no responsibility for determining that such amount is necessary and proper under the terms of your Employer's plan. We do not apply a withdrawal charge to the amounts withdrawn pursuant to these instructions.

FOR ALL CONTRACT SERIES

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity pay-out option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 1%.

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

                             CHARGES AND EXPENSES

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

VARIATIONS IN CHARGES

For certain groups offered the EQUI-VEST(R) contract, we may reduce the withdrawal charges and/or separate account charges. We may also reduce or waive the annual administrative charge. We may make other changes to the contract, including a change in the minimum death benefit or the minimum initial contribution requirements; permitting additional circumstances under which the withdrawal charge is waived; and/or establishing different rates to maturity for the fixed maturity options.

Our costs for sales, administration and mortality may vary based on a number of factors, including the size and type of group or sponsoring organization; the level of services provided by us or your financial professional; if AXA Equitable will be the sole contract provider; and the compensation we expect to pay the financial professional in connection with the sale of the contract(s). We take all these factors into account when reducing charges.

In order for a group to be considered for reduced charges, it generally must meet certain requirements relative to existing and projected plan assets. We determine the applicable charge reductions and benefit adjustments according to our procedures in effect at the time we approve a group. We may change our pricing procedures from time to time or the required level of assets a group must have to be eligible for reduced charges.

From time to time, an employer group has an existing arrangement with us, under which plan participants have individual contracts, and subsequently the employer purchases a group contract from us for new contributions and new participants only. Under these circumstances, we may make charge reductions or benefit adjustments under the existing individual contracts in order to reflect the same features, benefits and reduced costs as the group contract. We may also make charge reductions or benefit adjustments under existing individual contracts when an employer qualifies for a group contract but is unable to hold a group contract. Our pricing procedures for new groups may vary from the procedures we use for existing groups.

For both new and established groups or sponsored arrangements that have formally requested a contract proposal from us, our prices may be negotiable. Price variations may impact the financial professional's compensation. An employer or plan administrator should ask about possible fee reductions or contract adjustments based on its situation. It would be in your best interest for your employer to formally request a contract proposal from us.

Any variation in charges, pricing or benefits will reflect differences in our costs of selling the contracts and/or the contract services we or your financial professional provide and will not be unfairly discriminatory.

Groups may be governed by federal income tax rules, ERISA or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

                             CHARGES AND EXPENSES

6. Payment of death benefit

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YOUR BENEFICIARY AND PAYMENT OF BENEFIT

Beneficiary designations are subject to the terms of your plan. You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while you are alive and while the contract is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received at our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request. Generally, the owner must be the beneficiary under tax exempt employer EDC plan contracts and the trustee must be the beneficiary under most Trusteed contracts. Such owner may substitute as the beneficiary under the contract the beneficiary under the employer's plan after your death.

DEATH BENEFIT

Your contract provides a death benefit. The death benefit is equal to the greater of (i) your account value (without adjustment for any otherwise applicable negative market value adjustment) and less any outstanding loan balance plus accrued interest as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect payment and (ii) the "minimum death benefit." The minimum death benefit is equal to your total contributions, adjusted for withdrawals and any withdrawal charges and any taxes that apply, less any outstanding loan balance plus accrued interest.

If your surviving spouse rolls the death benefit proceeds over into a contract issued by us, the death proceeds will remain invested in this contract until your spouse's contract is issued and the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse's new contract. The amount of the death benefit will be calculated to equal the greater of (i) your account value (without adjustment for any otherwise applicable negative market value adjustment), less any outstanding loan balance plus accrued interest, as of the date that your spouse's contract is issued, and (ii) the "minimum death benefit" as of the date of your death. This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse's new contract is issued.

HOW WITHDRAWALS AFFECT THE MINIMUM DEATH BENEFIT

Depending upon the contract series, the contract date, and the state where your contract is issued, each withdrawal you make will reduce the amount of your current minimum death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current minimum death benefit by that same percentage. For example, if your account value is $30,000, and you withdraw $12,000 you have withdrawn 40% of your account value. If your minimum death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new minimum death benefit after the withdrawal would be $24,000 ($40,000-$16,000). Check with your financial professional.

EFFECT OF THE ANNUITANT'S DEATH

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.

Generally, the death of the annuitant terminates the contract. However, if you are the owner and annuitant and your spouse is the sole primary beneficiary the contract can be continued as follows:

SUCCESSOR OWNER AND ANNUITANT FOR SEP, SARSEP AND SIMPLE IRAS (MAY NOT BE AVAILABLE IN ALL STATES). If you are the owner and annuitant and your spouse is the sole primary beneficiary, your spouse may elect upon your death to continue the contract as the owner/annuitant and no death benefit is payable until the surviving spouse's death. If your surviving spouse decides to continue the contract, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the successor owner/annuitant feature, we will increase the account value to equal your minimum death benefit, if such death benefit is greater than such account value. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, for series 300 and 400 withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. These additional contributions will be withdrawn only after all other amounts have been withdrawn. For series 100 and 200 contracts, withdrawal charges will no longer apply and additional contributions may no longer be made.

The determination of spousal status is made under applicable state law; however, in the event of a conflict between federal and state law, we follow federal rules.

HOW DEATH BENEFIT PAYMENT IS MADE

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of the annuitant's death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and applicable federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" under "Accessing your money" earlier in this prospectus. Please note that if you are both the contract owner and the annuitant, you may elect only a life annuity or an annuity that does not extend beyond the life expectancy of the beneficiary. In some cases a beneficiary may be able to do a nonspousal direct rollover to a new inherited IRA of a death benefit from a qualified plan, 403(b) plan or governmental employer 457(b) plan.

If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the "AXA Equitable Access Account," which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for

                           PAYMENT OF DEATH BENEFIT
all or part of the amount of the death benefit proceeds. AXA Equitable will retain the funds until a draft is presented for payment. Interest on the AXA Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The AXA Equitable Access Account is part of AXA Equitable's general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The AXA Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

BENEFICIARY CONTINUATION OPTION (FOR TSAS, SEPS, SARSEP AND SIMPLE IRAS ONLY) -- MAY NOT BE AVAILABLE IN ALL STATES

Upon your death under a TSA, SEP, SARSEP or SIMPLE IRA contract, your beneficiary may generally elect to keep the contract with your name on it and receive distributions under the contract instead of receiving the death benefit in a single sum. This feature must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70 1/2, if such time is later. If you die before your Required Beginning Date for required minimum distributions as discussed in "Tax information" later in this prospectus, the beneficiary may choose the "5-year rule" instead of annual payments over life expectancy. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option:

..   The contract continues with your name on it for the benefit of your beneficiary.

..   This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

..   The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the investment options, but no additional contributions will be permitted.

..   Loans will no longer be available for TSA contracts.

..   Any death benefit provision (including the minimum death benefit provision)
    will no longer be in effect.

..   The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply.

..   Any partial withdrawal must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum.

The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

The beneficiary continuation option may not be available in your state. Check with your financial professional or our processing office regarding availability in your state.

                           PAYMENT OF DEATH BENEFIT

7. Tax information

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TAX INFORMATION AND ERISA MATTERS

OVERVIEW

This section of the prospectus discusses the current federal income tax rules that generally apply to annuity contracts which may be used to fund certain employer-sponsored retirement plans.


Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. In addition to legislation enacted in December 2017, Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.


We cannot provide detailed information on all tax aspects of the plans or contracts. Moreover, the tax aspects that apply to a particular person's plan or contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Rights or values under plans or contracts or payments under the contracts, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.



BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT


Generally, there are two types of funding vehicles that are available for
Section 403(b) plans: a 403(b) TSA annuity contract such as an EQUI-VEST(R) TSA or a 403(b)(7) custodial account. Similarly, an employer-sponsored individual retirement arrangement such as a SEP-IRA, SARSEP IRA or SIMPLE IRA can be purchased in annuity or custodial account form. An EDC plan may be funded by specified annuity contracts, custodial accounts or trustee arrangements. Annuity contracts can also be purchased in connection with employer plans qualified under Section 401 of the Code ("qualified plans"). How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as EQUI-VEST(R)'s guaranteed minimum death benefit, selection of variable investment options, provision of a guaranteed interest option and fixed maturity options and choices of payout options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other such arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the portfolios.


Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from individual retirement annuity contracts and annuity contracts funding 401(a) qualified plans, 403(b) plans and 457(b) plans. For this purpose, additional annuity contract benefits may include enhanced death benefits. You should consider the potential implication of these Regulations before you purchase or make additional contributions to this annuity contract.

SPECIAL RULES FOR TAX-FAVORED RETIREMENT PLANS

Employer-sponsored retirement plans can use annuity contracts to fund the plan unless the plan specifically prohibits annuity contracts as a funding vehicle.

Federal income tax rules prescribe how a retirement plan qualifies for tax-favored status and set requirements for plan features, including:

..   participation and coverage;

..   nondiscrimination;

..   vesting and funding;

..   limits on contributions, distributions, and benefits;

..   withholding;

..   reporting and disclosure; and

..   penalties.

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STATE INCOME TAX RULES COVERING CONTRIBUTIONS TO AND DISTRIBUTIONS FROM EMPLOYER-SPONSORED RETIREMENT PLANS MAY DIFFER FROM FEDERAL INCOME TAX RULES.
IT IS THE RESPONSIBILITY OF THE EMPLOYER, PLAN TRUSTEE AND PLAN ADMINISTRATOR
TO SATISFY FEDERAL INCOME TAX, STATE INCOME TAX AND OTHER STATE RULES AND ERISA RULES, IF APPLICABLE.
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ADDITIONAL "SAVER'S CREDIT" FOR SALARY REDUCTION CONTRIBUTIONS TO CERTAIN PLANS OR A TRADITIONAL IRA OR ROTH IRA

You may be eligible for a nonrefundable income tax credit for salary reduction contributions you make to a 401(k) plan, 403(b) plan, governmental employer 457(b) EDC plan, SIMPLE IRA, or SARSEP IRA, as well as contributions you make to a traditional IRA or Roth IRA. If you qualify, you may take this credit even though your salary reduction contribution is already excluded from tax or your traditional IRA contribution is already fully or partially deductible. For details on this credit, please see the Internal Revenue Service Publication for your type of plan (for example, IRS Publication 571, TAX-SHELTERED ANNUITY PLANS (403(B) PLANS) FOR EMPLOYEES OF PUBLIC SCHOOLS AND CERTAIN TAX-EXEMPT ORGANIZATIONS).

                                TAX INFORMATION

QUALIFIED PLANS

GENERAL; CONTRIBUTIONS

Any type of employer -- corporation, partnership, self-employed individual, governmental entity, non-profit organization -- is eligible to establish a qualified retirement plan under Section 401(a) of the Internal Revenue Code for participating employees. Because there are numerous technical federal income tax and Department of Labor "DOL" or "ERISA" rules covering establishment and operation of a qualified plan, we do not cover them in this prospectus. We also do not cover specific state law or other rules which may govern plans. Employers should consult their tax advisers for information. It is the employer's responsibility to figure out whether it is eligible to establish a plan, what kinds of plan it may establish, and whether an annuity contract may be used as a funding vehicle.

There are limits on employer and employee contributions to qualified plans. Violation of contribution limits can result in plan disqualification and penalties. The annual limits on contributions do not apply to rollover contributions or trustee-to-trustee transfer contributions which may be permitted under the plan.


The annual limit on contributions on behalf of an employee to all of the defined contribution plans of an employer for 2018 is the lesser of $55,000 (after adjustment for cost-of-living changes) or 100% of compensation or earned income. This amount may be further adjusted for cost-of-living changes in future years. When figuring out the contribution limit you have to:


..   include reallocated forfeitures and voluntary nondeductible employee contributions;

..   include compensation from the employer in the form of elective deferrals and excludible contributions under Section 457(b) EDC plans and "cafeteria" plans. These are plans giving employees a choice between cash and deferred benefits or specified excludible health and welfare benefits; and


..   disregard compensation or earned income of more than a specified amount.
    This amount is $275,000 for 2018. This amount may be further adjusted for cost-of-living changes in future years.

"Salary reduction" or "elective deferral" contributions made under a 401(k) plan or other cash or deferred arrangement are limited to $18,500 for 2018 and may be further adjusted for cost-of-living changes in future years. This limit applies to the total of all elective deferrals under all tax-favored plans in which the individual participates, from all employers, for example, also including salary reduction contributions under 403(b) plans. If the plan permits, an individual who is at least age 50 at any time during 2018 can make up to $6,000 additional salary reduction contributions for 2018.


Except for governmental employer plans that do not elect to be subject to ERISA, qualified plans must not discriminate in favor of highly compensated employees. Special "top heavy" rules apply to plans where more than 60% of the contributions or benefits are allocated to defined highly compensated employees known as "key employees." Plan administrators must test compliance with both nondiscrimination and top heavy rules. 401(k) plans can adopt a "SIMPLE 401(k)" feature which enables the plan to meet nondiscrimination requirements without testing. The SIMPLE 401(k) feature requires the 401(k) plan to meet specified contribution, vesting, and exclusive plan requirements, similar to those discussed in this section of the prospectus under "SIMPLE IRAs."

TAX-SHELTERED ANNUITY CONTRACTS (TSAS)

GENERAL

This section of the prospectus reflects our current understanding of some of the special federal income tax rules applicable to annuity contracts used to fund employer plans under Section 403(b) of the Internal Revenue Code. We refer to these contracts as "403(b) annuity contracts" or "Tax Sheltered Annuity contracts (TSAs)".

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THE DISCLOSURE GENERALLY ASSUMES THAT THE TSA HAS 403(B) CONTRACT STATUS OR QUALIFIES AS A 403(B) CONTRACT. DUE TO INTERNAL REVENUE SERVICE AND TREASURY REGULATORY CHANGES IN 2007 WHICH BECAME FULLY EFFECTIVE ON JANUARY 1, 2009, CONTRACTS ISSUED PRIOR TO 2009 WHICH QUALIFIED AS 403(B) CONTRACTS UNDER THE RULES AT THE TIME OF ISSUE MAY LOSE THEIR STATUS AS 403(B) CONTRACTS OR HAVE
THE AVAILABILITY OF TRANSACTIONS UNDER THE CONTRACT RESTRICTED AS OF JANUARY 1, 2009 UNLESS THE INDIVIDUAL'S EMPLOYER OR THE INDIVIDUAL TAKES CERTAIN ACTIONS. PLEASE CONSULT YOUR TAX ADVISER REGARDING THE EFFECT OF THESE RULES (WHICH MAY VARY DEPENDING ON THE OWNER'S EMPLOYMENT STATUS, PLAN PARTICIPATION STATUS, AND WHEN AND HOW THE CONTRACT WAS ACQUIRED) ON YOUR PERSONAL SITUATION.
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FINAL REGULATIONS UNDER SECTION 403(B)

In 2007, the IRS and the Treasury Department published final Treasury Regulations under Section 403(b) of the Code (2007 Regulations). As a result, there were significant revisions to the establishment and operation of plans and arrangements under Section 403(b) of the Code, and the contracts issued to fund such plans. These rules became fully effective on January 1, 2009, but various transition rules applied beginning in 2007. There are still a number of uncertainties regarding the application of these rules. The 2007 Regulations raise a number of questions as to the effect of the 2007 Regulations on 403(b) TSA contracts issued prior to the effective date of the 2007 Regulations. The IRS has issued guidance intended to clarify some of these questions, and may issue further guidance in future years.

EMPLOYER PLAN REQUIREMENT. The 2007 Regulations require employers sponsoring 403(b) plans as of January 1, 2009, to have a written plan designating administrative responsibilities for various functions under the plan, and the plan in operation must conform to the plan terms.

As part of this process, the sponsoring employer designates the insurance companies or mutual fund companies to which it will make contributions to purchase 403(b) annuity contracts or 403(b)(7) custodial accounts under its 403(b) plan. These companies are typically referred to as "approved providers" or "approved vendors" under the employer's 403(b) plan, although such terms are not used in the 2007 Regulations. If AXA Equitable is not an approved provider under an employer's 403(b) plan, active participants in that employer's plan may have to transfer funds from their EQUI-VEST(R) TSA contracts to another 403(b) plan funding vehicle in a contract exchange under the same plan in order to avoid significant limitations under the 403(b) plan for transactions on the contract.

                                TAX INFORMATION

GENERAL; SPECIAL EMPLOYER RULES

An employer eligible to maintain a 403(b) plan for its employees may make contributions to purchase a 403(b) funding vehicle for the benefit of the employee. These contributions, if properly made, will not be currently taxable compensation to the employee. Moreover, the employee will not be taxed on the earnings in the 403(b) funding vehicle until he/she takes distributions.

Generally, there are two types of funding vehicles available to fund 403(b) plans: an annuity contract under Section 403(b)(1) of the Internal Revenue Code or a custodial account that invests only in mutual funds and which is treated as an annuity contract under section 403(b)(7) of the Code. Both types of 403(b) arrangements qualify for tax deferral.

Two different types of employers are eligible to maintain 403(b) plans: public schools and specified tax-exempt organizations under Section 501(c)(3) of the Code.

CONTRIBUTIONS TO TSAS

There are three ways you can make contributions to this EQUI-VEST(R) TSA contract:

..   annual contributions made through the employer's payroll; or

..   with employer or plan approval, a rollover from another eligible retirement plan; or

..   with employer or plan approval, a plan-to-plan direct transfer of assets or a contract exchange under the same 403(b) plan.

ANNUAL CONTRIBUTIONS MADE THROUGH THE EMPLOYER'S PAYROLL. Annual contributions to 403(b) TSA contracts made through the employer's payroll are limited. (Tax-free plan-to-plan direct transfer contributions from another 403(b) plan, contract exchanges under the same plan, and rollover contributions from another eligible retirement plan are not subject to these annual contribution limits.) Commonly, some or all of the contributions made to a TSA are made under a salary reduction agreement between the employee and the employer. These contributions are called "salary reduction contributions" or "elective deferral contributions" and are generally made on a pre-tax basis. However, a TSA can also be wholly or partially funded through non-elective pre-tax employer contributions or contributions treated as after-tax employee contributions. If the employer's plan permits, and as reported to us by the employer, an employee may designate some or all of salary reduction contributions as "designated Roth contributions" under Section 402A of the Code which are made on an after-tax basis.

The permissible annual contributions to the participant's TSA is calculated the same way as contributions to a 401(k) plan:


..   The annual limit on employer and employee contributions to defined contribution plans for 2018 is the lesser of $55,000 (after adjustment for cost-of-living changes) or 100% of compensation,

..   The annual limit on all salary reduction or elective deferral contributions under all employer plans you participate in is generally limited to $18,500 for 2018 (after adjustment for cost-of-living changes).


These limits may be further adjusted for cost-of-living changes in future years.


Special provisions may allow certain participants with at least 15 years of service to make "catch-up" contributions to compensate for smaller contributions made in previous years. In addition, if the plan permits, an individual who is at least age 50 at any time during 2018 can make up to $6,000 additional salary reduction contributions for 2018.


If contributions to a 403(b) TSA contract exceed the applicable limit in any year, the excess will be taxable to the employee as ordinary income. In certain situations, we may distribute excess contributions to avoid tax penalties.

Any excess deferral contributions which are not withdrawn by April 15th after the year of the deferral may cause the contract to fail 403(b) rules.

ROLLOVER CONTRIBUTIONS. After a TSA contract has been established with 403(b) plan source funds, federal tax law permits rollover contributions to be made to a TSA contract from these sources: qualified plans, governmental employer 457(b) plans and traditional IRAs, as well as other 403(b) plan funding vehicles. The recipient 403(b) plan must allow such contributions to be made.

Generally, funds may be rolled over when a plan participant has a distributable event from an eligible retirement plan as a result of:

..   termination of employment with the employer who provided the funds for the plan; or

..   reaching age 59 1/2 even if still employed; or

..   disability (special federal income tax definition).

If the source of the rollover contribution is pre-tax funds from a traditional IRA, no specific event is required.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax-qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution. Further, in light of the restrictions on the ability to take distributions or loans from a 403(b) contract without plan or employer approval under the 2007 Regulations, a plan participant should consider carefully whether to roll an eligible rollover distribution (which is no longer subject to distribution restrictions) to a 403(b) plan funding vehicle, or to traditional IRA instead.

If the recipient plan separately accounts for funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM CERTAIN ELIGIBLE RETIREMENT PLANS.

NON-ROTH AFTER-TAX CONTRIBUTIONS. Any non-Roth after-tax contributions you have made to a qualified plan or TSA (but not a governmental employer 457(b) EDC plan) may be directly rolled over to another qualified plan or TSA which agrees to do required separate accounting. This can only be done in a direct rollover, not a rollover you do yourself. Non-Roth after-tax contributions in a traditional IRA

                                TAX INFORMATION
cannot be rolled over from the traditional IRA into a qualified plan or TSA. See "IRS guidance on allocation between pre-tax and after-tax amounts on distributions; the effect of direct rollovers" under "Distributions from Qualified Plans and TSAs".

DESIGNATED ROTH CONTRIBUTIONS. If the after-tax contributions are in a "designated Roth account" under a 403(b) plan, a 401(k) plan or a governmental employer EDC plan which permits designated Roth elective deferral contributions to be made, they can be rolled into another "designated Roth account" under another such plan. They cannot be rolled over to a non-Roth after-tax contribution account. You may not roll over Roth IRA funds into a designated Roth account under a 403(b) plan (or a 401(k) plan or a governmental employer EDC plan).

LIMITATIONS ON INDIVIDUAL-INITIATED DIRECT TRANSFERS. The 2007 Regulations revoked Revenue Ruling 90-24 (Rev. Rul. 90-24), effective January 1, 2009. Prior to the 2007 Regulations, Rev. Rul. 90-24 had permitted individual-initiated, tax-free direct transfers of funds from one 403(b) contract to another, without reportable taxable income to the individual. Under the 2007 Regulations and other IRS published guidance, direct transfers made after September 24, 2007 may still be permitted with plan or employer approval as described below.

DIRECT TRANSFER CONTRIBUTIONS. A tax-free direct transfer occurs when changing the 403(b) plan funding vehicle, even if there is no distributable event. Under a direct transfer a plan participant does not receive a distribution.

The 2007 Regulations provide for two types of direct transfers between 403(b) funding vehicles: "plan-to-plan transfers" and "contract exchanges within the same 403(b) plan". 403(b) plans do not have to offer these options. A "plan-to-plan transfer" must meet the following conditions: (i) both the source 403(b) plan and the recipient 403(b) plan permit plan-to-plan transfers; (ii) the transfer from one 403(b) plan to another 403(b) plan is made for a participant (or beneficiary of a deceased participant) who is an employee or former employee of the employer sponsoring the recipient 403(b) plan; (iii) immediately after the transfer the accumulated benefit of the participant (or beneficiary) whose assets are being transferred is at least equal to the participant's (or beneficiary's) accumulated benefit immediately before the transfer; (iv) the recipient 403(b) plan imposes distribution restrictions on transferred amounts at least as stringent as those imposed under the source 403(b) plan; and (v) if the plan-to-plan transfer is not a complete transfer of the participant's (or beneficiary's) interest in the source 403(b) plan, the recipient 403(b) plan treats the amount transferred as a continuation of a pro rata portion of the participant's (or beneficiary's) interest in the source 403(b) plan (for example with respect to the participant's interest in any after-tax employee contributions).

A "contract exchange within the same 403(b) plan" must meet the following conditions: (i) the 403(b) plan under which the contract is issued must permit contract exchanges; (ii) immediately after the exchange the accumulated benefit of the participant (or beneficiary of a deceased participant) is at least equal to the participant's (or beneficiary's) accumulated benefit immediately before the exchange (taking into account the accumulated benefit of that participant (or beneficiary) under both section 403(b) contracts immediately before the exchange); (iii) the contract issued in the exchange is subject to distribution restrictions with respect to the participant that are not less stringent than those imposed on the contract being exchanged; and (iv) the employer sponsoring the 403(b) plan and the issuer of the contract issued in the exchange agree to provide each other with specified information from time to time in the future ("an information sharing agreement"). The shared information is designed to preserve the requirements of Section 403(b), primarily to comply with loan requirements, hardship withdrawal rules, and distribution restrictions.

We currently do not offer a 403(b) contract for a beneficiary of a deceased participant as described above.

TSA contracts issued by AXA Equitable pursuant to a Rev. Rul. 90-24 direct transfer where applications and all transfer paperwork were received by our processing office in good order prior to September 25, 2007 are generally "grandfathered" as to 403(b) status. However, future transactions such as loans and distributions under such "grandfathered" contracts may result in adverse tax consequences to the owner unless the contracts are or become part of the employer's 403(b) plan, or the employer enters into an information sharing agreement with us.

SPECIAL RULE FOR ROLLOVER OR DIRECT TRANSFER CONTRIBUTIONS AFTER AGE
70 1/2. The amount of any rollover or direct transfer contributions made to a 403(b) annuity contract must be net of the required minimum distribution for the tax year in which the contract is issued if the owner is at least age
70 1/2 in the calendar year the contribution is made, and has retired from service with the employer who sponsored the plan or provided the funds to purchase the 403(b) annuity contract which is the source of the contribution.

DISTRIBUTIONS FROM QUALIFIED PLANS AND TSAS

GENERAL

Generally, after the 2007 Regulations, employer or plan administrator consent is required for loan, withdrawal or distribution transactions under a 403(b) annuity contract. Processing of a requested transaction will not be completed pending receipt of information required to process the transaction under an information sharing agreement between AXA Equitable and the employer sponsoring the plan. Similar rules apply to loan and withdrawal requests for qualified plans.

WITHDRAWAL RESTRICTIONS -- SALARY REDUCTION CONTRIBUTIONS

You generally are not able to withdraw or take payment from your TSA contract or 401(k) qualified plan unless you reach age 59 1/2, die, become disabled (special federal income tax definition), sever employment with the employer which provided the funds for the TSA contract or qualified plan, or suffer financial hardship (special federal income tax definition.) Hardship withdrawals are limited to the amount of your salary reduction contributions without earnings and must be approved by the employer or the plan. Under the 2007 regulations, an employee is not treated as severing employment if the first employer and the subsequent employer are treated as the same employer (for example, an employee transfers from one public school to another public school of the same state employer).

These restrictions do not apply to your account balance attributable to salary reduction contributions to the TSA contract and earnings on December 31, 1988 or to your account balance attributable to employer contributions. To take advantage of this grandfathering you

                                TAX INFORMATION
must properly notify us in writing at our processing office of your December 31, 1988 account balance if you had qualifying amounts directly transferred to your EQUI-VEST(R) TSA contract from another TSA in a contract exchange under the same plan or a direct transfer from another 403(b) plan. If any portion of the funds directly transferred to your TSA contract is attributable to amounts that you invested in a 403(b)(7) custodial account, such amounts, including earnings, are subject to withdrawal restrictions.

Withdrawals from designated Roth accounts in a qualified plan or TSA contract are subject to these withdrawal restrictions.

WITHDRAWAL RESTRICTIONS ON OTHER TYPES OF CONTRIBUTIONS. The plan may also impose withdrawal restrictions on employer contributions and related earnings. Amounts attributable to employer contributions are subject to withdrawal restrictions under the 2007 Regulations. These rules apply only to 403(b) plan contracts issued January 1, 2009 and later. These restrictions vary by individual plan and must be reported to us by the plan, the employer or the employer's designee, as applicable.

EXCEPTIONS TO WITHDRAWAL RESTRICTIONS. If the recipient plan separately accounts for funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.

A tax law change permits a plan to allow an internal direct transfer from a pre-tax or non-Roth after-tax account to a designated Roth account under the plan, even though the transferred amounts are not eligible for withdrawal by the individual electing the transaction. The transfer would be taxable, and withdrawals would not be permitted from the designated Roth account under the plan. Additional separate accounting will be required to implement this provision. See " 'In-plan' Roth conversions" below.

Distributions may also be made on termination of the plan.

TAX TREATMENT OF DISTRIBUTIONS FROM QUALIFIED PLANS AND TSAS. Amounts held under qualified plans and TSAs are generally not subject to federal income tax until benefits are distributed.


Distributions include withdrawals and annuity payments. Death benefits paid to a beneficiary are also taxable distributions unless an exception applies. (For example, there is a limited exclusion from gross income for distributions used to pay qualified health insurance premiums of an eligible retired public safety officer from eligible governmental employer qualified plans, 403(b) plans and 457(b) plans.) Amounts distributed from qualified plans and TSAs are includable in gross income as ordinary income, not capital gain. (Under limited circumstances specified in federal income tax rules, qualified plan participants, not TSA participants, are eligible for capital gains or income averaging treatment on distributions.) Distributions from qualified plans and TSAs may be subject to 20% federal income tax withholding. See "Tax withholding and information reporting" below. In addition, qualified plan and TSA distributions may be subject to additional tax penalties.


If you have made after-tax contributions, both non-Roth and designated Roth, you will have a tax basis in your qualified plan or TSA contract, which will be recovered tax-free. Unless we have been provided acceptable documentation for the amounts of any after-tax contributions to your TSA or qualified plan contract, we assume that all amounts distributed from your TSA or qualified plan contract are pre-tax, and we withhold tax and report accordingly.

DESIGNATED ROTH CONTRIBUTION ACCOUNT. Section 402A of the Code provides that a qualified distribution from a designated Roth contribution account is not includible in income. A qualified distribution can only be made on specified events such as attaining age 59 1/2 or death. Also, there can be no qualified distribution until after the expiration of a 5-year aging period beginning with the date an individual first makes a designated Roth contribution to a designated Roth account under the applicable retirement plan. If both the aging and event tests are not met, earnings attributable to a designated Roth account may be includible in income.

DISTRIBUTIONS BEFORE ANNUITY PAYMENTS BEGIN. On a total surrender, the amount received in excess of the investment in the contract is taxable. We will report the total amount of the distribution. The amount of any partial distribution from a qualified plan or TSA prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of after-tax contributions and earnings on those contributions. This treatment is the same for non-qualified distributions from a designated Roth account under a 401(k) or 403(b) plan. For the special tax treatment applied to direct conversion rollovers, including "in-plan" Roth conversions, see "Tax-deferred rollovers and direct transfers" and "In-plan Roth conversions" below.

IRS GUIDANCE ON ALLOCATION BETWEEN PRE-TAX AND AFTER-TAX AMOUNTS ON DISTRIBUTIONS; THE EFFECT OF DIRECT ROLLOVERS.

The following applies where there are after-tax amounts and pre-tax amounts under the plan, and a distribution is made from the plan before annuity payments start. The IRS has issued ordering rules and related guidance on allocation between pre-tax and after-tax amounts.

..   All disbursements from the plan that are "scheduled to be made at the same time" are treated as a single distribution even if the recipient has directed that the disbursement be divided among multiple destinations. Multiple destinations include payment to the recipient and direct rollovers to one or more eligible retirement plans. (Separate information reports on Form 1099-R are generally required if a disbursement is divided among multiple destinations, however.)

..   If the pre-tax amount for the aggregated distribution is directly rolled over to one or more eligible retirement plans, the entire pre-tax amount is assigned to the amount of the distribution that is directly rolled over (and is not currently taxable).

..   If the recipient wants to divide the direct rollover among two or more eligible retirement plans, before the distribution is made, the recipient can choose how the pre-tax amount is to be allocated among the plans. We expect to have forms for this choice.

..   If the pre-tax amount for the aggregated distribution is more than the amount directly rolled over, the pre-tax amount is assigned to the portion of the distribution that is directly rolled over, up to the amount of the direct rollover (so that each direct rollover consists entirely of pre-tax amounts).

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..   The guidance indicates that any remaining pre-tax amount is next assigned to any 60-day rollovers up to the amount of the 60-day rollovers. (Please note that the recipient is responsible for the tax treatment of 60-day rollovers and that our information report on Form 1099-R will reflect distribution to the recipient and any required 20% withholding.)

..   The guidance indicates that any remaining pre-tax amount after assignment of the pre-tax amount to direct rollovers and 60-day rollovers is includible in gross income.

..   Finally, if the amount rolled over to an eligible retirement plan exceeds the portion of the pre-tax amount assigned or allocated to the plan, the excess is an after-tax amount.

For example, if a plan participant takes a distribution of $100,000 from a plan, $80,000 of which is pre-tax and $20,000 of which is attributable to non-Roth after-tax contributions, the participant could choose to allocate the distribution so that the entire pre-tax amount of $80,000 could be directly rolled over to a traditional IRA and the $20,000 non-Roth after-tax contributions could be rolled over to a Roth IRA.

ANNUITY PAYMENTS. If you elect an annuity payout option, the non-taxable portion of each payment is calculated by dividing your investment in the contract by an expected return determined under an IRS table prescribed for qualified annuities. The balance of each payment is fully taxable. The full amount of the payments received after your investment in the contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the contract, a deduction is allowed on your (or your beneficiary's) final tax return.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH. Death benefit distributions from a qualified plan or TSA generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a qualified plan or TSA made to your surviving spouse may be rolled over to a traditional IRA or other eligible retirement plan. A surviving spouse might also be eligible to roll over a death benefit to a Roth IRA in a taxable conversion rollover. A non-spousal death beneficiary may be able to directly roll over death benefits to a new inherited IRA under certain circumstances.

LOANS. The following discussion applies to loans under qualified plans, TSA contracts, and governmental employer 457(b) EDC plans. See "Public and tax-exempt organization employee deferred compensation plans (EDC Plans)" later in this prospectus.

If the plan permits, loans are available from a qualified plan 403(b) TSA, or governmental employer 457(b) EDC contract. Loans are subject to federal income tax limits and may also be subject to the limits of the plan from which the funds came. Federal income tax rule requirements apply even if the plan is not subject to ERISA. Please see Appendix III later in this prospectus for any state rules that may affect loans.

EFFECT OF 2007 REGULATIONS ON LOANS FROM TSAS. As a result of the 2007 Regulations loans are not available without employer or plan administrator approval. Loan processing may be delayed pending receipt of information required to process the loan under an information sharing agreement. Processing of a loan request will not be completed pending receipt of information required to process the transaction under an information sharing agreement between AXA Equitable and the employer sponsoring the plan.

If loans are available:

Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. Finally, unpaid loans may become taxable when the individual severs from employment with the employer which provided the funds for the contract. In addition, the 10% early distribution penalty tax may apply.

We report the entire unpaid balance of the loan (including unpaid interest) as includable in income in the year of the default. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution.

..   The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of (1) the greater of $10,000 or 50% of the participant's nonforfeitable accrued benefits and (2) $50,000 reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding loan balance of plan loans on the date the loan was made. Governmental employer 457(b) EDC plans and 403(b) plans are included in "all qualified plans of the employer" for this purpose. Also, for the purposes of calculating any subsequent loans which may be made under any plan of the same employer, a defaulted loan is treated as still outstanding even after the default is reported to the IRS. The amount treated as outstanding (which limits any subsequent loan) includes interest on the unpaid balance.


..   In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence. EQUI-VEST(R) contracts have a term limit of 10 years for loans used to acquire the participant's primary residence.


..   All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly. In very limited circumstances, the repayment obligation may be temporarily suspended during a leave of absence.

TAX-DEFERRED ROLLOVERS AND DIRECT TRANSFERS. If withdrawal restrictions discussed earlier do not apply, you may roll over any "eligible rollover distribution" from a qualified plan or TSA into another eligible retirement plan which agrees to accept the rollover. The rollover may be a direct rollover or a rollover you do yourself within 60 days after you receive the distribution. To the extent rolled over, it remains tax-deferred.

You may roll over a distribution of pre-tax funds from a qualified plan to any of the following: another qualified plan, a governmental employer 457(b) plan, a traditional IRA or a 403(b) plan. You may roll over a distribution from a 403(b) annuity contract to any of the following: another 403(b) plan funding vehicle, a qualified plan, a governmental employer 457(b) plan or a traditional IRA. A spousal beneficiary may also roll over death benefits as above. A non-spousal death beneficiary may be able to directly roll over death benefits to a new inherited IRA under certain circumstances.

                                TAX INFORMATION

After 2015, eligible rollover distributions from qualified plans, 403(b) plans and governmental employer Section 457(b) plans may be rolled over to a SIMPLE IRA. See "SIMPLE IRAs (Savings Incentive Match Plan)", below. We anticipate that regulatory guidance will be necessary before we implement rollovers into SIMPLE IRAs.

Distributions from a qualified plan or 403(b) plan can be rolled over to a Roth IRA. Conversion rollover transactions from pre-tax or non-Roth after-tax accounts are taxable. Any taxable portion of the amount rolled over will be taxed at the time of the rollover.

The recipient plan must agree to take the distribution. If you are rolling over from a qualified plan or 403(b) plan to a governmental employer 457(b) EDC plan, the recipient governmental employer 457(b) EDC plan must agree to separately account for the rolled-over funds.

The taxable portion of most distributions will be eligible for rollover. However, federal income tax rules exclude certain distributions from rollover treatment including (1) periodic payments for life or for a period of 10 years or more, (2) hardship withdrawals and (3) any required minimum distributions under federal income tax rules.

"IN-PLAN" ROTH CONVERSIONS. If permitted by the plan, participants who are eligible to withdraw amounts may make an "in-plan" direct conversion rollover from a pre-tax account or a non-Roth after-tax account under the plan to a designated Roth account under the plan. The designated Roth account must be established through salary reduction or elective deferral contributions; it cannot be established by rollover. An "in-plan" direct conversion rollover is not subject to withholding but is a taxable transaction, so a participant considering an "in-plan" direct conversion rollover should consider the payment of estimated tax. No tax applies to the basis portion of a non-Roth after-tax amount so converted.


As indicated above under "Exceptions to withdrawal restrictions," a tax law change effective in 2013 permits a plan to allow an internal direct transfer from a pre-tax or non-Roth after-tax account to a designated Roth account under the plan, even though the transferred amounts are not eligible for withdrawal by the individual electing the transaction. The transfer would be taxable and withdrawals would not be permitted from the designated Roth account under the plan. Additional separate accounting will be required to implement this provision.


NON-ROTH AFTER-TAX CONTRIBUTIONS. Any non-Roth after-tax contributions you have made to a qualified plan or TSA only may be directly rolled over to another qualified plan or TSA which agrees to do required separate accounting. This can only be done in a direct rollover, not a rollover you do yourself. You may roll over any non-Roth after-tax contributions you have made to a qualified plan or TSA to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. Non-Roth after-tax contributions from a qualified plan or TSA which are rolled into a traditional IRA cannot be rolled back into a qualified plan or TSA. After-tax contributions may not be rolled into a governmental employer EDC plan. As described above under "In-plan Roth conversions", if the plan permits, you may also roll over non-Roth after-tax contributions to a designated Roth account under the plan.

ROTH AFTER-TAX CONTRIBUTIONS. Amounts attributable to "designated Roth contributions" under a 403(b) plan may be rolled over to any of the following:

..   another designated Roth contribution separate account under (i) another
    403(b) plan; (ii) a 401(k) plan; or (iii) a governmental employer EDC plan;
    or

..   a Roth IRA.

They cannot be rolled over to a non-Roth after-tax contribution account under any of the above plans. Similar rules apply to rollovers of "designated Roth contributions" under a 401(k) plan or a governmental employer EDC plan.

See "IRS guidance on allocation between pre-tax and after-tax amounts on distributions; the effect of direct rollovers" above.

Before you decide to roll over a distribution to another employer plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover. You should discuss with your tax adviser the rules which may apply to the rolled over funds. For example, distributions from a governmental employer 457(b) EDC plan are generally not subject to the additional 10% federal income tax penalty for pre-age 59 1/2 distributions, which applies to other types of retirement plans. If you roll over funds from an eligible retirement plan which is not a governmental employer 457(b) EDC plan (qualified plan, 403(b) or traditional IRA) into a governmental employer 457(b) EDC plan, and you later take a distribution from the recipient government employer 457(b) EDC plan, those amounts generally remain subject to the penalty.

You should check if the recipient plan separately accounts for funds rolled over from another eligible retirement plan, as the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.

Direct transfers that are: (1) contract exchanges under the same 403(b) plan,
(2) direct 403(b) plan-to-403(b) plan transfers, or (3) used to purchase permissive service credits under a retirement plan are not distributions.

If there is a mandatory distribution provision in your employer's plan for certain small amounts and you do not designate an eligible retirement plan to receive such a mandatory distribution, Treasury Regulations require a traditional IRA to be established on your behalf.

DISTRIBUTION REQUIREMENTS

Qualified plans and TSAs are subject to required minimum distribution rules. See "Required minimum distributions" later in this prospectus.

SPOUSAL CONSENT RULES

If ERISA rules apply to your qualified plan or TSA you will need to get spousal consent for loans, withdrawals or other distributions if you are married when you request one of these transactions under the contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the annuitant with a survivor annuity for the life of the spouse in an

                                TAX INFORMATION
amount not less than one-half of the amount payable to the annuitant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the employer's plan and the contract.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a qualified plan or TSA before you reach age 59 1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   to pay for certain extraordinary medical expenses (special federal income tax definition); or

..   in any form of payout after you have separated from service (only if the separation occurs during or after the calendar year you reach age 55); or

..   in a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method (only after you have separated from service at any age).

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

SIMPLIFIED EMPLOYEE PENSIONS (SEPS)


An employer can establish a SEP plan for its employees and can make contributions to a contract for each eligible employee. A SEP-IRA contract is a form of traditional IRA contract, owned by the employee-annuitant and most of the rules which apply to traditional IRAs apply. See "Traditional Individual Retirement Annuities (traditional IRAs)" later in this prospectus. A major difference is the amount of permissible contributions. Rules similar to those discussed above under "Qualified plans -- General; contributions" apply. In 2018 an employer can annually contribute an amount for an employee up to the lesser of $55,000 or 25% of compensation. This amount may be further adjusted for cost-of-living change in future years. In figuring out compensation you exclude the employer's contribution to the SEP. Under our current practice, regular traditional IRA contributions by the employee may not be made under a SEP-IRA contract and are put into a separate traditional IRA contract.


Salary reduction SEP (SARSEP) plans may no longer be established for years beginning after December 31, 1996. However, employers who had established SARSEP plans prior to 1997 can continue to make contributions on behalf of participating employees. Please consult your tax adviser.

SIMPLE IRAS (SAVINGS INCENTIVE MATCH PLAN)

An eligible employer may establish a "SIMPLE IRA" plan to make contributions to special individual retirement accounts or individual retirement annuities for its employees ("SIMPLE IRAs"). The IRS has issued various forms which may be used by employers to set up a SIMPLE IRA plan. Currently, we are accepting only those SIMPLE IRA plans using IRS Form 5304-SIMPLE. Use of Form 5304-SIMPLE requires that the employer permit the employee to select a SIMPLE IRA provider.

The employer cannot maintain any other qualified plan, SEP plan or TSA arrangement if it makes contributions under a SIMPLE IRA plan. (Eligible tax-exempt entity employers may maintain EDC plans.)

Any type of employer -- corporation, partnership, self-employed person, government or tax-exempt entity -- is eligible to establish a SIMPLE IRA plan if it meets the requirements about number of employees and compensation of those employees.

It is the responsibility of the employer to determine whether it is eligible to establish a SIMPLE IRA plan and whether such plan is appropriate.

The employer must have no more than 100 employees who earned at least $5,000 in compensation from the employer in the prior calendar year.

An employer establishing a SIMPLE IRA plan should consult its tax adviser concerning the various technical rules applicable to establishing and maintaining SIMPLE IRA plans. For example, the definition of employee's "compensation" may vary depending on whether it is used in the context of employer eligibility, employee participation and employee or employer contributions.

Participation must be open to all employees who received at least $5,000 in compensation from the employer in any two preceding years (they do not have to be consecutive years) and who are reasonably expected to receive at least $5,000 in compensation during the year. (Certain collective bargaining unit and alien employees may be excluded.)


The only kinds of contributions which may be made to a SIMPLE IRA are (i) contributions under a salary reduction agreement entered into between the employer and the participating employee and (ii) required employer contributions (employer matching contributions or employer nonelective contributions). Salary reduction contributions can be any percentage of compensation (or a specific dollar amount, if the employer's plan permits) but are limited to $12,500 in 2018. This limit may be further adjusted for cost-of-living changes in future years.

If the plan permits, an individual at least age 50 at any time during 2018 can make up to $3,000 additional salary reduction contributions for 2018.


Generally, the employer is required to make matching contributions on behalf of each eligible employee in an amount equal to the salary reduction contributions, up to 3% of the employee's compensation. In certain circumstances, an employer may elect to make required employer contributions on an alternate basis. Employer matching contributions to a SIMPLE IRA for self-employed individuals are treated the same as matching contributions for employees. (They are not subject to the elective deferral limits.)

                                TAX INFORMATION

Direct transfer contributions from other SIMPLE IRAs, but not traditional IRAs or Roth IRAs, may also be made.

Rollover contributions from other SIMPLE IRAs may also be made. After 2015, rollover contributions from qualified plans, 403(b) plans, governmental employer Section 457(b) plans and traditional IRAs which are not SIMPLE IRAs may be rolled over to a SIMPLE IRA under certain circumstances. We anticipate that regulatory guidance will be necessary before we implement such rollovers into SIMPLE IRAs.

TAX TREATMENT OF SIMPLE IRAS

Unless specifically otherwise mentioned, for example, regarding differences in permissible contributions and potential penalty tax on distributions, the rules which apply to traditional IRAs also apply to SIMPLE IRAs. See "Traditional Individual Retirement Annuities (traditional IRAs)" later in this prospectus.

Amounts contributed to SIMPLE IRAs are not currently taxable to employees. Only the employer can deduct SIMPLE IRA contributions, not the employee. An employee eligible to participate in a SIMPLE IRA is treated as an active participant in an employer plan and thus may not be able to deduct (fully) regular contributions to his/her own traditional IRA.

As with traditional IRAs in general, contributions and earnings accumulate tax deferred until withdrawn and are then fully taxable. There are no withdrawal restrictions applicable to SIMPLE IRAs. However, because of the level of employer involvement, SIMPLE IRA plans are subject to ERISA. See the rules under "ERISA Matters" below.

Amounts withdrawn from a SIMPLE IRA can always be rolled over to another SIMPLE IRA. No rollovers from a SIMPLE IRA to a non-SIMPLE IRA are permitted for individuals under age 59 1/2 who have not participated in the employer's SIMPLE IRA plan for two full years. Also, for such individuals, any amounts withdrawn from a SIMPLE IRA are not only fully taxable but are also subject to a 25% (not 10%) additional federal income tax penalty. (The exceptions for death, disability, etc. apply.)

PUBLIC AND TAX-EXEMPT ORGANIZATION EMPLOYEE DEFERRED COMPENSATION PLANS (EDC PLANS)

SPECIAL EMPLOYER AND OWNERSHIP RULES. Employers eligible to maintain EDC plans under Section 457(b) of the Code are governmental entities such as states, municipalities and state agencies (governmental employers) or tax-exempt entities (tax-exempt employers). Participation in an EDC plan of a tax-exempt employer is limited to a select group of management or highly compensated employees because of ERISA rules that do not apply to governmental employer plans.

The rules that apply to tax-exempt employer EDC plans and governmental employer EDC plans may differ.

An employer can fund its EDC plan in whole or in part with annuity contracts purchased for participating employees and their beneficiaries. These employees do not have to include in income the employer's contributions to purchase the EDC contracts or any earnings until they actually receive funds from a governmental employer EDC plan. The participants in a tax-exempt employer EDC plan may have to include in income the employer contributions and any earnings when they are entitled to receive funds from the EDC plan. The EDC plan funds are subject to the claims of the employer's general creditors in an EDC plan maintained by a tax-exempt employer. In an EDC plan maintained by a governmental employer, the plan's assets must be held in trust for the exclusive benefit of employees. An annuity contract can be a trust equivalent if the contract includes the trust rules. Regardless of contract ownership, the EDC plan may permit the employee to choose among various investment options.


CONTRIBUTION LIMITS. For both governmental and tax-exempt employer EDC plans, the maximum contribution for 2018 is the lesser of $18,500 or 100% of includible compensation. This limit may be further adjusted for cost-of-living changes in future years.

Special rules may permit "catch-up" contributions during the three years preceding normal retirement age under the EDC plan. If the plan provides for catch-up contributions for any of the 3 years of service preceding the plan retirement age, the maximum contribution for an individual eligible to make such catch-up contributions is twice the otherwise applicable dollar limit, or $37,000 for 2018.

For governmental employer EDC plans only, if the plan permits, an individual at least age 50 at any time during 2018 may be able to make up to $6,000 additional salary reduction contributions. An individual must coordinate this "age 50" catch-up with the other "last 3 years of service" catch up.


For governmental employer EDC plans only, the plan may permit some or all of elective deferral contributions to be made as "designated Roth contributions" under Section 402A of the Code which are made on an after-tax basis. Unless otherwise indicated, the tax treatment of designated Roth contributions is described under "Tax-sheltered annuity contracts (TSAs)" previously in this Section.

GOVERNMENTAL EMPLOYER EDC PLANS -- ROLLOVER CONTRIBUTIONS. Eligible rollover distributions of pre-tax funds from 403(b) plans, 401(a) qualified plans, other governmental employer EDC plans and traditional IRAs may be rolled over into other such plans. The recipient plan must agree to take the distribution. If the source of the eligible rollover distribution is not a governmental employer EDC plan and the recipient plan is a governmental employer EDC plan, the recipient governmental employer EDC plan must agree to separately account for the rolled-over funds.

A governmental employer EDC plan which permits designated Roth elective deferral contributions to be made may also permit rollover contributions from another "designated Roth account" under another governmental employer EDC plan (or a 403(b) plan, or a 401(k) plan) to such a designated Roth account. Roth IRA funds may not be rolled over to such a designated Roth account.

Before you decide to roll over a distribution to another employer plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer EDC plan are not subject to the additional 10% federal income tax

                                TAX INFORMATION
penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution.

WITHDRAWAL LIMITS. In general, no amounts may be withdrawn from an EDC plan prior to the calendar year in which the employee attains age 70 1/2, severs from employment with the employer or is faced with an unforeseeable emergency. Under Treasury Regulations, amounts may also be distributed on plan termination. Small amounts (up to $5000) may be taken out by the plan participant or forced out by the plan under certain circumstances, even though the plan participant may still be working and amounts would not otherwise be made available. Such a mandatory forced-out distribution is an eligible rollover distribution (governmental employer 457(b) plans only). Treasury Regulations require a direct roll-over to a traditional IRA established for a plan participant who does not affirmatively designate an eligible retirement plan to receive such a mandatory distribution. For funds rolled over from another eligible retirement plan, because the funds are separately accounted for, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.

See the discussion under "Distributions from Qualified Plans and TSAs" previously in this Section about the availability of certain internal direct transfers of amounts subject to withdrawal restrictions into a designated Roth account under a 401(k) or 403(b) plan. Similar rules generally will apply to these transactions under a governmental employer EDC plan.

DISTRIBUTION REQUIREMENTS. Both types of EDC plans are subject to minimum distribution rules similar to those that apply to qualified plans. See "Required minimum distributions" later in this prospectus. That is, distributions from EDC plans generally must start no later than April 1st of the calendar year following the calendar year in which the employee attains age 70 1/2 or retires from service with the employer maintaining the EDC plan, whichever is later. Failure to make required distributions may cause the disqualification of the EDC plan. Disqualification may result in current taxation of EDC plan benefits. In addition, a 50% penalty tax is imposed on the difference between the required distribution amount and the amount actually distributed, if any. It is the plan administrator's responsibility to see that minimum distributions from an EDC plan are made.

If the EDC plan provides, a deceased employee's beneficiary may be able to elect to receive death benefits in installments instead of a lump sum, and the payments will be taxed as they are received.


TAX TREATMENT OF DISTRIBUTIONS -- TAX-EXEMPT EMPLOYER EDC PLANS. Amounts are taxable under a tax-exempt employer EDC plan when they are made available to a participant or beneficiary even if not actually received. Distributions to a tax-exempt employer EDC plan participant are characterized as "wages" for income tax reporting and withholding purposes. No election out of withholding is possible. See "Tax withholding and information reporting" later in this prospectus. Withholding on wages is the employer's responsibility. Distributions from an EDC plan are not subject to FICA tax, if FICA tax was withheld by the employer when wages were deferred.


Distributions from a tax-exempt employer EDC plan may not be rolled over to any other eligible retirement plan.


TAX TREATMENT OF DISTRIBUTIONS -- GOVERNMENTAL EMPLOYER EDC PLANS. The taxation of distributions from a governmental employer EDC plan is generally the same as the tax treatment of distributions from qualified plans and TSAs discussed earlier in this prospectus. That is, amounts are generally not subject to tax until actually distributed and amounts may be subject to 20% federal income tax withholding. See "Tax withholding and information reporting" later in this prospectus. However, distributions from a governmental employer EDC plan are generally not subject to the additional 10% federal income tax penalty for pre-age 59 1/2 distributions.


If the governmental employer EDC plan permits designated Roth contributions,
Section 402A of the Code provides that a qualified distribution from a designated Roth contribution account is not includible in income. A qualified distribution can only be made on specified events such as attaining age 59 1/2 or death. Also, there can be no qualified distribution until after the expiration of a 5-year aging period beginning with the date an individual first makes a designated Roth contribution to a designated Roth account under the applicable retirement plan. If both the aging and event tests are not met, earnings attributable to a designated Roth account may be includible in income.

TAX-DEFERRED ROLLOVERS -- GOVERNMENTAL EMPLOYER EDC PLANS. A participant in a governmental employer EDC plan or in certain cases, a beneficiary, may be able to roll over an eligible rollover distribution from the plan to a traditional IRA, qualified plan or 403(b) plan, as well as to another governmental employer EDC plan. See the discussion above under the "Distribution from Qualified Plans and TSAs -- Tax-deferred rollovers and direct transfers" for rollovers from governmental employer EDC plans to SIMPLE IRAs. The recipient plan must agree to take the distribution.

If you roll over funds from a governmental employer EDC plan into a different type of eligible retirement plan (qualified plan, 403(b), or traditional IRA), any subsequent distributions may be subject to the 10% federal income tax penalty noted above. Before you decide to roll over your payment to another employer plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from governmental employer 457(b) plans can be rolled over to a Roth IRA. Such conversion rollover transactions are taxable. Any taxable portion of the amount rolled over will be taxed at the time of the rollover.

If the governmental employer EDC plan permits designated Roth contributions, amounts attributable to designated Roth contributions may be rolled over to any of the following:

..   another designated Roth contribution separate account under (i) another governmental employer EDC plan; (ii) a 403(b) plan; or (iii) a 401(k) plan;
    or

..   a Roth IRA.

They cannot be rolled over to a non-Roth after-tax contribution account under any of the above plans. Similar rules apply to rollovers of "designated Roth contributions" under a 403(b) plan or a 401(k) plan.

If the governmental employer EDC plan permits designated Roth contributions and also if permitted by the plan, participants who are

                                TAX INFORMATION
eligible to withdraw amounts may make an "in-plan" direct conversion rollover from a non-Roth account under the plan to a designated Roth account under the plan. The designated Roth account must be established through salary reduction or elective deferral contributions; it cannot be established by rollover. An "in-plan" direct conversion rollover is not subject to withholding but typically produces taxable income. See the discussion under "Distributions from Qualified Plans and TSAs" previously in this Section about the availability of certain internal direct transfers of amounts subject to withdrawal restrictions into a designated Roth account under a 401(k) or 403(b) plan. Similar rules generally will apply to these transactions under a governmental employer EDC plan.

LOANS FROM GOVERNMENTAL EMPLOYER EDC PLANS. Same as for qualified plans and TSAs. (See "Loans" under "Distributions from qualified plans and TSAs" earlier in this prospectus.)

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

This part of the prospectus contains the information that the IRS requires you to have before you purchase an IRA and covers some of the special tax rules that apply to IRAs.

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

..   traditional IRAs, typically funded on a pre-tax basis, including SEP IRAs and SIMPLE IRAs issued and funded in connection with employer-sponsored retirement plans; and

..   Roth IRAs, funded on an after-tax basis. Roth IRAs are not available under this prospectus and are not discussed here.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, including IRAs funded by or through your employer, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publications 590-A ("Contributions to Individual Retirement Arrangements (IRAs)") and 590-B ("Distributions from Individual Retirement Arrangements (IRAs)") These publications are usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

AXA Equitable designs its traditional IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code.

We have received an opinion letter from the IRS approving the form of the EQUI-VEST(R) SIMPLE IRA contract for use as a SIMPLE IRA. We have not applied for a formal opinion letter for certain EQUI-VEST(R) SEP and SARSEP contracts which had been previously approved by the IRS as to form for use as a traditional IRA. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The IRS approval does not address every feature possibly available under the EQUI-VEST(R) SEP, SARSEP and SIMPLE IRA contracts.

CANCELLATION

You can cancel an EQUI-VEST(R) IRA contract by following the directions under "Your right to cancel within a certain number of days" earlier in this prospectus. If you cancel a contract, we may have to withhold tax and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

CONTRIBUTIONS

As SEP-IRA, SARSEP IRA and SIMPLE IRA contracts are employer-funded traditional IRAs, the employee does not make regular contributions to the contract other than through the employer. However, an employee can make rollover or transfer contributions to SEP-IRA, SARSEP IRA and in specified circumstances, to SIMPLE IRA contracts. We reserve the right to approve the circumstances under which we will take rollover contributions to EQUI-VEST(R) SEP-IRA, SARSEP IRA and SIMPLE IRA contracts.

RECHARACTERIZATION


Amounts that have been contributed as traditional IRA funds may, in some circumstances, subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.


ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS TO TRADITIONAL IRAS

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

..   qualified plans;

..   governmental employer 457(b) plans;

..   403(b) plans; and

..   other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70 1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

                                TAX INFORMATION

ROLLOVERS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. A non-spousal death beneficiary may also be able to make a direct rollover to an inherited IRA under certain circumstances.

There are two ways to do rollovers:

..   Do it yourself:

   You actually receive a distribution that can be rolled over with special rules and restrictions and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

..   Direct rollover:

   You tell the trustee or custodian of the eligible retirement plan to send the eligible rollover distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a 403(b) plan, qualified plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distribution is:

..   a "required minimum distribution" after age 70 1/2 or retirement; or

..   one of a series of substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

..   one of a series of substantially equal periodic payments made for a specified period of 10 years or more; or

..   a hardship withdrawal; or

..   a corrective distribution which fits specified technical tax rules; or

..   a loan that is treated as a distribution; or


..   in some instances a death benefit payment to a beneficiary who is not your surviving spouse; or


..   a qualified domestic relations order distribution to a beneficiary who is not your current or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax-qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan, such as a traditional IRA, and subsequently take a premature distribution. Rollovers from an eligible retirement plan to a traditional IRA are not subject to the "one-per-year limit" noted later in this section.

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer EDC plan.

ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. We call this the "one-per-year limit." It is the IRA owner's responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spousal beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse's traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

EXCESS CONTRIBUTIONS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are examples of excess contributions to IRAs:

..   regular contributions to a traditional IRA made after you reach age 70 1/2;
    or

..   rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70 1/2.

You can avoid or limit the excise tax by withdrawing an excess contribution. See IRS Publications 590-A and 590-B for further details.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS

You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS

Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable. The conversion of amounts from a SEP-IRA, SARSEP IRA or SIMPLE IRA (after two plan participant years)

                                TAX INFORMATION
to a Roth IRA is taxable. Generally, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

In addition, a distribution from a traditional IRA is not taxable if:

..   the amount received is a withdrawal of certain excess contributions, as described in IRS Publications 590-A and 590-B; or

..   the entire amount received is rolled over to another traditional IRA or other eligible retirement plan. (See "Rollovers from eligible retirement plans other than traditional IRAs" above.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available to certain distributions from qualified plans under very limited circumstances.

IRA DISTRIBUTIONS DIRECTLY TRANSFERRED TO CHARITY

Specified distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70 1/2 or older. You can direct AXA Equitable to make a distribution directly to a charitable organization you request whether or not such distribution might be eligible for favorable tax treatment. Since an IRA owner is responsible for determining the tax consequences of any distribution from an IRA, we report the distribution to you on Form 1099-R. After discussing with your own tax advisor, it is your responsibility to report any distribution qualifying as a tax-free charitable direct transfer from your IRA on your own tax return.

REQUIRED MINIMUM DISTRIBUTIONS

Traditional IRAs are subject to required minimum distribution rules described in "Required minimum distributions" later in this prospectus.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.

SUCCESSOR ANNUITANT AND OWNER

If your spouse is the sole primary beneficiary and elects to become the successor annuitant and owner, no death benefit is payable until your surviving spouse's death.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59 1/2 before the first day of that tax year.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59 1/2. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   to pay for certain extraordinary medical expenses (special federal income tax definition); or

..   to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

..   to pay certain first-time home buyer expenses (special federal income tax definition); or

..   to pay certain higher education expenses (special federal income tax definition); or

..   in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancy) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

ILLUSTRATION OF GUARANTEED INTEREST RATES

In the following two tables, we provide information that the IRS requires us to furnish to prospective IRA contract owners. In the tables we illustrate the 1.00% minimum guaranteed interest rate for contributions we assume are allocated entirely to the guaranteed interest option. (The rate may be higher in your state.) In Table I we assume a $1,000 contribution made annually on the contract date and on each anniversary after that. We assume no withdrawals or transfers were made under the contract. In Table II we assume a single initial contribution of $1,000, and no additional contributions. We also assume no withdrawals or transfers. The guaranteed interest rate, which can range from 1.00% to 4.00%, is in the contract.

The values shown assume the withdrawal charge applies. These values reflect the effect of the annual administrative charge deducted at the end of each contract year in which the account value is less than $20,000.

To find the appropriate value for the end of the contract year at any particular age, you subtract the age (nearest birthday) at issue of the contract from the current age and find the corresponding year in the table. Years that correspond to a current age over 70 should be ignored.

                                TAX INFORMATION

You should consider the information shown in the tables in light of your present age. Also, with respect to Table I, you should consider your ability to contribute $1,000 annually. Any change in the amounts contributed annually in Table I, or in the amount of the single contribution in Table II would, of course, change the results shown.

Table I guaranteed minimum interest rate of 1.00% (the rate may be higher in your state)

                                    TABLE I
                        ACCOUNT VALUES AND CASH VALUES
 (ASSUMING $1,000 CONTRIBUTIONS MADE ANNUALLY AT THE BEGINNING OF THE CONTRACT
                                     YEAR)

------------------------------------------------------------------

          1.00% MINIMUM GUARANTEE          1.00% MINIMUM GUARANTEE
          -----------------------          -----------------------

CONTRACT   ACCOUNT      CASH      CONTRACT  ACCOUNT      CASH
YEAR END    VALUE       VALUE     YEAR END   VALUE       VALUE
------------------------------------------------------------------
  1       $   989.80  $   936.35     26    $29,196.26  $28,836.26
------------------------------------------------------------------
  2       $ 1,979.70  $ 1,872.79     27    $30,498.22  $30,138.22
------------------------------------------------------------------
  3       $ 2,979.49  $ 2,818.60     28    $31,813.20  $31,453.20
------------------------------------------------------------------
  4       $ 3,989.29  $ 3,773.87     29    $33,141.33  $32,781.33
------------------------------------------------------------------
  5       $ 5,009.18  $ 4,738.69     30    $34,482.75  $34,122.75
------------------------------------------------------------------
  6       $ 6,039.27  $ 5,713.15     31    $35,837.57  $35,477.57
------------------------------------------------------------------
  7       $ 7,079.67  $ 6,719.67     32    $37,205.95  $36,845.95
------------------------------------------------------------------
  8       $ 8,130.46  $ 7,770.46     33    $38,588.01  $38,228.01
------------------------------------------------------------------
  9       $ 9,191.77  $ 8,831.77     34    $39,983.89  $39,623.89
------------------------------------------------------------------
  10      $10,263.69  $ 9,903.69     35    $41,393.73  $41,033.73
------------------------------------------------------------------
  11      $11,346.32  $10,986.32     36    $42,817.67  $42,457.67
------------------------------------------------------------------
  12      $12,439.79  $12,079.79     37    $44,255.84  $43,895.84
------------------------------------------------------------------
  13      $13,544.18  $13,184.18     38    $45,708.40  $45,348.40
------------------------------------------------------------------
  14      $14,659.63  $14,299.63     39    $47,175.49  $46,815.49
------------------------------------------------------------------
  15      $15,786.22  $15,426.22     40    $48,657.24  $48,297.24
------------------------------------------------------------------
  16      $16,924.08  $16,564.08     41    $50,153.81  $49,793.81
------------------------------------------------------------------
  17      $18,073.33  $17,713.33     42    $51,665.35  $51,305.35
------------------------------------------------------------------
  18      $19,234.06  $18,874.06     43    $53,192.00  $52,832.00
------------------------------------------------------------------
  19      $20,436.40  $20,076.40     44    $54,733.92  $54,373.92
------------------------------------------------------------------
  20      $21,650.76  $21,290.76     45    $56,291.26  $55,931.26
------------------------------------------------------------------
  21      $22,877.27  $22,517.27     46    $57,864.18  $57,504.18
------------------------------------------------------------------
  22      $24,116.04  $23,756.04     47    $59,452.82  $59,092.82
------------------------------------------------------------------
  23      $25,367.20  $25,007.20     48    $61,057.35  $60,697.35
------------------------------------------------------------------
  24      $26,630.88  $26,270.88     49    $62,677.92  $62,317.92
------------------------------------------------------------------
  25      $27,907.18  $27,547.18     50    $64,314.70  $63,954.70
------------------------------------------------------------------

                                TAX INFORMATION

Table II guaranteed minimum interest rate of 1.00% (the rate may be higher in your state)

                                   TABLE II
                        ACCOUNT VALUES AND CASH VALUES
    (ASSUMING A SINGLE CONTRIBUTION OF $1,000 AND NO FURTHER CONTRIBUTION)

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          1.00% MINIMUM GUARANTEE          1.00% MINIMUM GUARANTEE
          -----------------------          -----------------------

CONTRACT  ACCOUNT      CASH       CONTRACT ACCOUNT      CASH
YEAR END   VALUE       VALUE      YEAR END  VALUE       VALUE
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  1       $989.80     $936.35        26    $434.76     $434.76
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  2       $979.70     $926.80        27    $409.11     $409.11
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  3       $959.50     $907.69        28    $383.20     $383.20
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  4       $939.10     $888.38        29    $357.03     $357.03
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  5       $918.49     $868.89        30    $330.60     $330.60
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  6       $897.67     $849.20        31    $303.91     $303.91
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  7       $876.65     $876.65        32    $276.95     $276.95
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  8       $855.42     $855.42        33    $249.72     $249.72
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  9       $833.97     $833.97        34    $222.21     $222.21
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  10      $812.31     $812.31        35    $194.44     $194.44
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  11      $790.43     $790.43        36    $166.38     $166.38
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  12      $768.34     $768.34        37    $138.04     $138.04
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  13      $746.02     $746.02        38    $109.42     $109.42
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  14      $723.48     $723.48        39    $ 80.52     $ 80.52
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  15      $700.71     $700.71        40    $ 51.32     $ 51.32
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  16      $677.72     $677.72        41    $ 21.84     $ 21.84
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  17      $654.50     $654.50        42    $  0.00     $  0.00
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  18      $631.04     $631.04        43    $  0.00     $  0.00
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  19      $607.35     $607.35        44    $  0.00     $  0.00
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  20      $583.43     $583.43        45    $  0.00     $  0.00
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  21      $559.26     $559.26        46    $  0.00     $  0.00
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  22      $534.85     $534.85        47    $  0.00     $  0.00
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  23      $510.20     $510.20        48    $  0.00     $  0.00
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  24      $485.31     $485.31        49    $  0.00     $  0.00
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  25      $460.16     $460.16        50    $  0.00     $  0.00
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                                TAX INFORMATION

REQUIRED MINIMUM DISTRIBUTIONS

BACKGROUND ON REGULATIONS -- REQUIRED MINIMUM DISTRIBUTIONS

If you are a participant in a qualified retirement plan, a 457(b) plan (both employer types), or own a 403(b) TSA annuity contract or traditional IRA, including SEP, SARSEP or SIMPLE IRA, the required minimum distribution rules force you to start calculating and taking annual distributions from these tax-favored retirement plans and contracts by a specified date. The beginning date depends on the type of plan or contract, and your age and retirement status. The distribution requirements are designed to use up your interest in the plan over your life expectancy. Whether the correct amount has been distributed is calculated on a year-by-year basis; there are no provisions to allow amounts taken in excess of the required amount to be carried back to other years.

Distributions must be made according to rules in the Code and Treasury Regulations and the terms of the plan. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts and annuity contracts funding tax qualified retirement plans, including 401(a) qualified plans, 403(b) plans, and 457(b) plans. For this purpose, additional annuity contract benefits may include enhanced death benefits. If you take annual withdrawals instead of receiving annuity payments, this could increase the amount required to be distributed from these contracts.

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS -- WHEN YOU HAVE TO TAKE THE FIRST REQUIRED MINIMUM DISTRIBUTION

You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70 1/2.

Generally, qualified plan, 403(b) plan and 457(b) plan participants must also take the first required minimum distribution for the calendar year in which the participant turns age 70 1/2. However, qualified plan, 403(b) plan and 457(b) plan participants may be able to delay the start of required minimum distributions for all or part of the account balance until after age 70 1/2, as follows:

..   For qualified plan, 403(b) plan and 457(b) plan participants who have not retired from service with the employer who provided the funds for this qualified plan, 403(b) TSA, or EDC contract by the calendar year the participant turns age 70 1/2, the required beginning date for minimum distributions is extended to April 1st following the calendar year of retirement. Note that this rule does not apply to qualified plan participants who are 5% owners.

..   403(b) plan participants may also delay the start of required minimum distributions to age 75 of the portion of their account value attributable to their December 31, 1986 403(b) TSA account balance, even if retired at age 70 1/2.

The first required minimum distribution is for the calendar year in which you turn age 70 1/2, or the year you retire, if you are eligible for the delayed start rule. You have the choice to take this first required minimum distribution during the calendar year you turn 70 1/2 or retire or to delay taking it until the first three-month period in the next calendar year (January 1 -- April 1). Distributions must start no later than your "Required Beginning Date," which is April 1st of the calendar year after the calendar year in which you turn age 70 1/2 or retire if you are eligible for the delayed start rule. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CALCULATE REQUIRED MINIMUM DISTRIBUTIONS

There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an "account-based" method, you divide the value of your qualified plan, 403(b) TSA account, 457(b) plan account, or traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table to give you the required minimum distribution amount for that particular plan or arrangement for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may be able to later apply your funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS?

No, if you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan, and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE?

We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our automatic minimum distribution withdrawal option. If you do not elect one of these options and you have any kind of traditional IRA (SEP, SARSEP or SIMPLE IRA), we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, if you are taking account-based withdrawals from all of your traditional IRAs (or 403(b) TSA contracts as applicable), the IRS will let you calculate the required minimum distribution for each traditional IRA or 403(b) TSA contract that you maintain, using the method that

                                TAX INFORMATION
you picked for that particular IRA or TSA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA (or TSA) required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs (or TSAs) that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR?

The required minimum distribution amount for each of your plans and arrangements is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice-versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR?

Your plan or arrangement could be disqualified, and you could have to pay tax on the entire value. Even if your plan or arrangement is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If this is an IRA or TSA and you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA or TSA that you own. Note that in the case of a qualified plan or EDC the distribution must be taken annually from the qualified plan or EDC contract.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary, depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's or the participant's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required for a year before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, for traditional IRA contracts only, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70 1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70 1/2. Rollovers to another eligible retirement plan, including a traditional IRA, may be available to a surviving spouse death beneficiary.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual such as the estate, the rules permit the beneficiary to calculate the post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments and the death beneficiary is a non-individual such as the estate, the rules continue to apply the 5-year rule discussed above under "Individual beneficiary."PLEASE NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

ERISA MATTERS

ERISA rules are designed to save and protect qualified retirement plan assets to be paid to plan participants when they retire.

Qualified plans under Section 401 of the Internal Revenue Code are generally subject to ERISA. Some TSAs may be subject to Title I of ERISA, generally dependent on the level of employer involvement, for example, if the employer makes matching contributions.

In addition, certain loan rules apply only to loans under ERISA plans:

..   For contracts which are subject to ERISA, the trustee or sponsoring employer is responsible for ensuring that any loan meets applicable DOL requirements. It is the responsibility of the plan administrator, the trustee of the qualified plan and/or the employer, and not AXA Equitable, to properly administer any loan made to plan participants.

..   With respect to specific loans made by the plan to a plan participant, the plan administrator determines the interest rate, the maximum term consistent with EQUI-VEST(R) processing and all other terms and conditions of the loan.

..   Only 50% of the participant's vested account balance may serve as security for a loan. To the extent that a participant borrows an amount which should be secured by more than 50% of the participant's vested account balance, it is the responsibility of the trustee or plan administrator to obtain the additional security.

..   Each new or renewed loan must bear a reasonable rate of interest commensurate with the interest rates charged by persons in

                                TAX INFORMATION
   the business of lending money for loans that would be made under similar circumstances.

..   Loans must be available to all plan participants, former participants (or death beneficiaries of participants) who still have account balances under the plan, and alternate payees on a reasonably equivalent basis.

..   Plans subject to ERISA provide that the participant's spouse must consent in writing to the loan.

CERTAIN RULES APPLICABLE TO PLANS DESIGNED TO COMPLY WITH SECTION 404(C) OF
ERISA

Section 404(c) of ERISA, and the related DOL regulation, provide that if a plan participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries will not be liable for any loss that is the direct and necessary result of the plan participant's or beneficiary's exercise of control. As a result, if the plan complies with Section 404(c) and the DOL regulation thereunder, the plan participant can make and is responsible for the results of his or her own investment decisions.

Section 404(c) plans must provide, among other things, that a broad range of investment choices are available to plan participants and beneficiaries and must provide such plan participants and beneficiaries with enough information to make informed investment decisions. Compliance with the Section 404(c) regulation is completely voluntary by the plan sponsor and the plan sponsor may choose not to comply with Section 404(c).

The EQUI-VEST(R) Trusteed, HR-10 Annuitant-Owned, SIMPLE IRA and TSA contracts provide the broad range of investment choices and information needed in order to meet the requirements of the Section 404(c) regulation. If the plan is intended to be a Section 404(c) plan, it is, however, the plan sponsor's responsibility to see that the requirements of the DOL regulation are met. AXA Equitable and its financial professionals shall not be responsible if a plan fails to meet the requirements of Section 404(c).


TAX WITHHOLDING AND INFORMATION REPORTING

STATUS FOR INCOME TAX PURPOSES; FATCA. In order for us to comply with income tax withholding and information reporting rules which may apply to annuity contracts and tax-qualified or tax-favored plan participation, we request documentation of "status" for tax purposes. "Status" for tax purposes generally means whether a person is a "U.S. person" or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person's status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to contract ownership. For example, under the Foreign Account Tax Compliance Act ("FATCA"), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, we may be required to report contract values and other information for certain contractholders. For this reason, we and our affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

TAX WITHHOLDING. We must withhold federal income tax from distributions from annuity contracts. Distributions from employer-sponsored retirement plans are also subject to income tax withholding. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.


You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note that we might have to withhold and/or report on amounts we pay under a free look or cancellation.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U. S. entity recipients that are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. In some states, the state income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different marital status and number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.

Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.

                                TAX INFORMATION

FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS) WHICH ARE NOT ELIGIBLE ROLLOVER DISTRIBUTIONS

For a non-periodic distribution (total surrender or partial withdrawal) which is not an eligible rollover distribution, we generally withhold at a flat 10% rate.

You cannot elect out of withholding if the payment is an "eligible rollover distribution."

MANDATORY WITHHOLDING FROM ELIGIBLE ROLLOVER DISTRIBUTIONS

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from qualified plans, governmental employer 457(b) EDC plans, and TSAs are subject to mandatory 20% withholding. See "Distributions from Qualified Plans and TSAs" and "Tax Treatment of Distributions - Governmental employer EDC plans" earlier in this prospectus. The plan administrator is responsible for withholding from qualified plan and governmental employer EDC plan distributions.

All distributions from a TSA, governmental employer EDC plan or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:

..   any distributions which are "required minimum distributions" after age
    70 1/2 or retirement from service with the employer; or

..   substantially equal periodic payments made at least annually for the life
    (or life expectancy) or the joint lives (or joint life expectancies) of the plan participant (and designated beneficiary); or

..   substantially equal periodic payments made for a specified period of 10 years or more; or

..   hardship withdrawals; or

..   corrective distributions which fit specified technical tax rules; or

..   loans that are treated as distributions; or


..   to the extent that it is a post-death required minimum distribution not eligible to be rolled over, a death benefit payment to a beneficiary who is not the plan participant's surviving spouse; or


..   a qualified domestic relations order distribution to a beneficiary who is not the plan participant's current spouse or former spouse.


A death benefit payment to the plan participant's surviving spouse (and in some instances to a non-spouse beneficiary), or a qualified domestic relations order distribution to the plan participant's current or former spouse, may be a distribution subject to mandatory 20% withholding.


IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

                                TAX INFORMATION

8. More information

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ABOUT OUR SEPARATE ACCOUNT A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account A that represent our investments in Separate Account A or that represent fees and charges under the contracts that we have earned. The results of Separate Account A's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account A. However, the obligations themselves are obligations of AXA Equitable.

Separate Account A is registered under the Investment Company Act of 1940 and is registered and classified under that act as a"unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account A. Although Separate Account A is registered, the SEC does not monitor the activity of Separate Account A on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account A invests in shares issued by the corresponding portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1)to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2)to combine any two or more variable investment options;

(3)to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5)to deregister Separate Account A under the Investment Company Act of 1940;

(6)to restrict or eliminate any voting rights as to Separate Account A; and

(7)to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.

If the exercise of these rights results in a material change in the underlying investment of the Separate Account, you will be notified of such exercise, as required by law.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.

The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the portfolios (for example, the Board of Trustees can establish additional portfolios or eliminate existing portfolios; change portfolio investment objectives; and change portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

ABOUT OUR FIXED MATURITY OPTIONS

RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

The rates to maturity are determined weekly. The rates in the table are illustrative only and will most likely differ from the rates applicable at time of purchase. Current rates to maturity can be obtained through TOPS or Online Account Access or from your financial professional.

The rates to maturity for new allocations and the related price per $100 of maturity value are as shown below:




-------------------------------------------------------
 FIXED MATURITY
  OPTIONS WITH
   JUNE 15TH
MATURITY DATE OF RATE TO MATURITY AS  PRICE PER $100 OF
 MATURITY YEAR   OF FEBRUARY 15, 2018  MATURITY VALUE
-------------------------------------------------------
      2018            3.00%/(2)/      $99.03
-------------------------------------------------------
      2019            3.00%/(2)/      $96.15
-------------------------------------------------------
      2020            3.00%/(2)/      $93.34
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      2021            3.00%/(2)/      $90.62
-------------------------------------------------------
      2022            3.00%/(2)/      $87.98
-------------------------------------------------------
      2023            3.00%/(2)/      $85.42
-------------------------------------------------------
      2024            3.00%/(2)/      $82.93
-------------------------------------------------------

                               MORE INFORMATION

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 FIXED MATURITY
  OPTIONS WITH
   JUNE 15TH
MATURITY DATE OF RATE TO MATURITY AS  PRICE PER $100 OF
 MATURITY YEAR   OF FEBRUARY 15, 2018  MATURITY VALUE
-------------------------------------------------------
   2025/(1)/          3.00%/(2)/      $80.51
-------------------------------------------------------
   2026/(1)/          3.00%/(2)/      $78.16
-------------------------------------------------------
   2027/(1)/            3.05%         $75.55
-------------------------------------------------------


(1)Not available in Oregon
(2)Since these rates to maturity are 3%, no amounts could have been allocated to these options.


HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT

We use the following procedure to calculate the market value adjustment (up or down) we make if you withdraw all of your value from a fixed maturity option before its maturity date.

(1)We determine the market adjusted amount on the date of the withdrawal as follows:

   (a)We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

   (b)We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

   (c)We determine the current rate to maturity that applies on the withdrawal date to new allocations to the same fixed maturity option.

   (d)We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2)We determine the fixed maturity amount as of the current date.

(3)We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

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YOUR MARKET ADJUSTED AMOUNT IS THE PRESENT VALUE OF THE MATURITY VALUE DISCOUNTED AT THE RATE TO MATURITY IN EFFECT FOR NEW CONTRIBUTIONS TO THAT SAME FIXED MATURITY OPTION ON THE DATE OF THE CALCULATION.
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If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix II later in this prospectus for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) above would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined in accordance with our procedures then in effect. We reserve the right to add up to 0.50% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.

INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "non-unitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We have no specific formula for establishing the rates to maturity for the fixed maturity options. We expect the rates to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.

ABOUT THE GENERAL ACCOUNT

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such

                               MORE INFORMATION
ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ABOUT OTHER METHODS OF PAYMENT

AUTOMATIC INVESTMENT PROGRAM -- FOR CERTAIN SEP AND KEOGH PLAN CONTRACTS ONLY

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a bank checking or savings account, money market checking or savings account, or credit union checking or savings account and contributed as an additional contribution into your contracts on a monthly basis. AIP is available for single life SEP and Keogh units provided that the single life is the employer who provided the funds.

AIP additional contributions may be allocated to any of the variable investment options and the guaranteed interest option but not the fixed maturity options. Our minimum contribution amount requirement is $20. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

WIRE TRANSFERS. Employers may also send contributions by wire transfer from a bank.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

..   If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

   -- on a non-business day;

   -- after 4:00 p.m. Eastern Time on a business day; or

   -- after an early close of regular trading on the NYSE on a business day.

..   When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

CONTRIBUTIONS, TRANSFERS, WITHDRAWALS AND SURRENDERS

..   Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

..   Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

..   Contributions allocated to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

..   If a fixed maturity option is scheduled to mature on June 15th and
    June 15th is a non-business day, that fixed maturity option will mature on the prior business day.

..   Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

..   Transfers to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

..   Transfers to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

..   Transfers out of a fixed maturity option will be at the market adjusted amount on that business day.

..   For the fixed-dollar option, the first monthly transfer will occur on the last business day of the month in which we receive your election form at our processing office.

..   For the interest sweep, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

..   Quarterly rebalancing will be processed on a calendar year basis.
    Semiannual or annual rebalancing will be processed on the first business day of the month. Rebalancing will not be done retroactively.

..   Requests for withdrawals or surrenders will occur on the business day that we receive the information that we require.

                               MORE INFORMATION

ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts we have the right to vote on certain matters involving the portfolios, such as:

..   the election of trustees;

..   the formal approval of independent auditors selected for each Trust; or

..   any other matters described in each prospectus for the Trusts or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote. One effect of proportional voting is that a small number of contract owners may determine the outcome of a vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intend to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

CYBERSECURITY


We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future, we take reasonable steps to mitigate these risks and secure our systems from such failures and attacks.


FIDUCIARY RULE


In 2016, the Department of Labor issued a final rule that significantly expanded the definition of "investment advice" and increased the circumstances in which companies and broker-dealers, insurance agencies and other financial institutions that sell our products could be deemed a fiduciary when providing investment advice with respect to plans under the Employee Retirement Income Security Act of 1974 ("ERISA") or individual retirement accounts ("IRAs"). The Department of Labor also introduced amendments to longstanding exemptions from the prohibited transaction provisions under ERISA that increased fiduciary requirements in connection with transactions involving ERISA plans, plan participants and IRAs, and applied more onerous disclosure and contract requirements to such transactions. The Department of Labor partially implemented the rule in June 2017. Full implementation of the rule is scheduled for July 2019 and may likely have an adverse impact on the level and type of services we provide. However, in March 2018 a federal appeals court issued a decision vacating the rule. The court's decision will not take effect until after the date of this prospectus, and there is a possibility that the Department of Labor may ask for a rehearing or appeal the decision. At this time, we do not currently plan any immediate changes to our approach to selling products and providing services to ERISA plans and IRAs.


STATUTORY COMPLIANCE

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

                               MORE INFORMATION

Any change in your contract must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account A, nor would any of these proceedings be likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.

FINANCIAL STATEMENTS

The financial statements of Separate Account A, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing our processing office or calling (800) 628-6673.

TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS, AND BORROWING

Generally, the owner may not assign a contract for any purpose. However, a trustee owner of a Trusteed contract can transfer ownership to the annuitant. We will not be bound by this assignment for transfer of ownership unless it is in writing and we have received it at our processing office. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this prospectus.

You cannot assign a contract as security for a loan or other obligation. Loans from account value, however, are permitted under TSA (but not University TSA), governmental employer EDC (subject to state availability) and Corporate Trusteed contracts only, unless restricted by the employer.

FUNDING CHANGES

The employer or trustee can change the funding vehicle for an EDC or Trusteed contract. You can change the funding vehicle for a TSA, SEP or SIMPLE IRA contract.

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account A. The offering of the contracts is intended to be continuous.


AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Equitable Holdings, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with AXA Distributors ("Selling broker-dealers").


AXA Equitable pays compensation to both Distributors based on contracts sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this prospectus.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 16.0% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 0.70% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could, over time, exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and

                               MORE INFORMATION

Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.


DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same contract. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals and/or managerial personnel include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA and other federal and state regulatory authorities, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you and, for certain accounts depending on applicable rules, that are in your best interest, based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.


AXA DISTRIBUTORS COMPENSATION. AXA Equitable pays contribution-based and asset-based compensation (together "compensation") to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributors' Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributors' Selling broker-dealers. Contribution-based compensation will generally not exceed 12.0% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 0.35% of the account value of the contract sold. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable contracts exclusively.


These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2017) received

                               MORE INFORMATION
additional payments. These additional payments ranged from $2,068.25 to $5,709,995.36. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corp.
Allstate Financial Services, LLC
American Portfolios Financial Services
Ameriprise Financial Services
BBVA Securities, Inc.
Cambridge Investment Research
Capital Investment Group
Centaurus Financial, Inc.
CETERA Financial Group
Citigroup Global Markets, Inc.
Citizens Investment Services
Commonwealth Financial Network
CUNA Brokerage Services
CUSO Financial Services, L.P.
Equity Services Inc.
Farmer's Financial Solution
FTB Advisors, Inc.
Geneos Wealth Management
Gradient Securities, LLC
H.D. Vest Investment Securities, Inc.
Independent Financial Group, LLC
Infinex Investments Inc.
Investment Professionals, Inc.
Janney Montgomery Scott LLC
Kestra Investments, LLC
Key Investment Services LLC
Ladenburg Thalmann Advisor Network, LLC
Lincoln Financial Advisors Corp.
Lincoln Financial Securities Corp.
Lincoln Investment Planning
LPL Network
Lucia Securities, LLC
MML Investors Services, LLC
Morgan Stanley Smith Barney
Mutual of Omaha Investment Services, Inc.
National Planning Holding Corp.
PlanMember
PNC Investments
Primerica Financial Services, Inc.
Questar Capital Corporation
Raymond James
RBC Capital Markets Corporation
Robert W Baird & Company
Santander Securities Corp.
SIGMA Financial Corporation
Signator Investors, Inc.
The Advisor Group (AIG)
U.S. Bank Center
UBS Financial Services, Inc.
Valmark Securities, Inc.
Voya Financial
Wells Fargo

                               MORE INFORMATION

9. Incorporation of certain documents by reference

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AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2017 (the "Annual Report") is considered to be part of this prospectus because it is incorporated by reference.


AXA Equitable files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, AXA Equitable has filed with the SEC a registration statement relating to the fixed maturity option (the "Registration Statement"). This prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.

After the date of this prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this prospectus, will be considered changed or replaced for purposes of this prospectus if a statement contained in this prospectus changes or is replaced. Any statement that is considered to be a part of this prospectus because of its incorporation will be considered changed or replaced for the purpose of this prospectus if a statement contained in any other subsequently filed document that is considered to be part of this prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this prospectus.

We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this prospectus is delivered, a copy of any or all of the documents considered to be part of this prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits). Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234). You can access our website at www.axa.com

                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

Appendix I: Condensed financial information

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The following tables show the accumulation unit values and the number of outstanding units for each variable investment option under each contract series at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge. The information presented is shown for the past ten years, or from the first year the particular contracts were offered, if less than ten years ago.

SERIES 100 AND 200 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).



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                                                                FOR THE YEARS ENDING DECEMBER 31
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
 1290 VT DOUBLELINE DYNAMIC ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $104.03 $105.12 $ 99.85 $107.00 $115.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       2      15      19      27      32
------------------------------------------------------------------------------------------------------------------------
 1290 VT EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 87.59 $ 96.39 $110.04 $108.14 $125.60 $163.27 $175.05 $169.77 $189.24 $216.29
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       358     386     381     367     388     424     399     374     341     315
------------------------------------------------------------------------------------------------------------------------
 1290 VT GAMCO MERGERS & ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.88 $116.08 $125.54 $125.53 $130.35 $142.73 $143.13 $144.91 $153.97 $161.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        71      75      93     100      95      97      93      83      76      72
------------------------------------------------------------------------------------------------------------------------
 1290 VT GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.79 $140.66 $184.08 $175.27 $203.78 $279.70 $284.41 $264.61 $321.82 $368.64
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   Number of units outstanding (000's)       842   1,109   1,363   1,484   1,517   1,556   1,523   1,490   1,470   1,434
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 1290 VT HIGH YIELD BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $101.29 $101.84 $ 97.37 $107.33 $112.76
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       4      11      14      20      29
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 1290 VT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 54.07 $ 69.81 $ 77.50 $ 76.67 $ 88.31 $117.03 $131.18 $130.04 $141.08 $167.59
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   Number of units outstanding (000's)       213     240     247     248     243     242     243     233     220     209
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 ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $104.46 $118.50 $112.83 $124.66 $140.36 $141.80 $134.36 $145.24 $166.07
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   Number of units outstanding (000's)        --      15      68     133     164     165     160     156     151     171
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 AMERICAN FUNDS INSURANCE SERIES(R)BOND FUND/SM/
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 96.22 $ 99.82 $ 98.40 $ 99.81 $101.72
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   Number of units outstanding (000's)        --      --      --      --      --       5      37      57      75      87
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 AXA 400 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $119.72 $108.41 $124.57 $161.84 $173.71 $166.05 $196.09 $222.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       3      10      12      19      18      19      28      31
------------------------------------------------------------------------------------------------------------------------
 AXA 500 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $115.33 $109.53 $124.07 $160.27 $178.03 $176.28 $193.10 $230.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       3      12      17      20      29      31      37      42
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
 AXA 2000 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $123.77 $109.23 $124.41 $168.64 $173.12 $162.09 $192.75 $216.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       4       5      10      10      10      11      13
------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 93.81 $117.80 $131.43 $119.94 $135.10 $168.52 $174.11 $168.76 $181.14 $212.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,158   1,647   1,916   2,022   2,024   1,966   1,942   1,884   1,793   1,717
------------------------------------------------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.26 $115.79 $119.26 $116.91 $122.24 $132.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      13      40      59      73      65      64
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.87 $112.55 $119.11 $119.75 $123.55 $127.18 $128.76 $126.73 $128.69 $133.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       309     378     424     441     433     384     355     324     306     271
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $102.63 $111.91 $114.62 $112.56 $116.57 $124.19
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       7      14      25      26      27      33
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $101.32 $104.34 $105.63 $104.03 $105.54 $108.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       5      11      14      16      13      12
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.11 $113.02 $121.62 $119.14 $126.21 $137.27 $139.71 $136.94 $141.50 $151.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       540     685     753     769     760     725     677     619     578     552
------------------------------------------------------------------------------------------------------------------------
 AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $111.23 $164.68 $181.09 $156.66 $180.80 $214.70 $215.40 $208.84 $215.28 $267.80
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,758   1,934   1,848   1,671   1,522   1,404   1,303   1,226   1,137   1,058
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 83.42 $111.38 $120.02 $ 98.36 $112.87 $130.87 $121.06 $114.26 $112.97 $140.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       683     805     838     817     756     700     974     918     864     811
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $111.50 $ 92.35 $106.23 $126.93 $117.16 $112.81 $111.17 $136.28
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       3      18      20      23      24      31      30      34
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 94.92 $121.98 $127.65 $105.58 $122.36 $144.05 $131.92 $126.04 $125.28 $152.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,585   1,655   1,622   1,495   1,381   1,277   1,194   1,134   1,074   1,006
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 65.27 $ 81.47 $ 91.78 $ 86.71 $ 98.37 $127.68 $140.60 $139.24 $150.88 $181.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       111     124     129     116     100      93     169     152     137     130
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.99 $139.68 $157.73 $149.93 $168.24 $224.72 $246.29 $252.79 $263.16 $335.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,531   1,451   1,338   1,300   1,181   1,083   2,305   2,165   2,019   1,887
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 75.50 $ 89.84 $100.08 $ 94.00 $107.44 $140.42 $155.49 $147.24 $167.53 $188.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     8,082   7,621   6,915   6,275   5,681   5,207   5,055   4,721   4,376   4,060
------------------------------------------------------------------------------------------------------------------------
 AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $101.70 $136.30 $164.68 $147.16 $172.23 $226.13 $247.35 $235.40 $273.30 $302.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,009   2,681   2,473   2,260   2,072   1,919   1,780   1,667   1,555   1,449
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 49.96 $ 58.09 $ 63.45 $ 61.54 $ 66.55 $ 74.81 $ 76.59 $ 75.39 $ 78.92 $ 87.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    17,357  17,262  16,700  15,660  14,597  13,487  12,511  11,567  10,700   9,882
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.87 $119.78 $124.09 $121.46 $128.29 $141.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       8      39      60      75      91     100
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 99.92 $120.23 $132.32 $124.08 $136.52 $161.35 $165.19 $160.87 $170.26 $193.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     3,252   3,922   4,210   4,268   4,165   4,007   3,883   3,745   3,548   3,371
------------------------------------------------------------------------------------------------------------------------
 AXA/AB DYNAMIC MODERATE GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.20 $118.28 $122.27 $119.89 $122.75 $136.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       4      13      22      27      26      28
------------------------------------------------------------------------------------------------------------------------
 AXA/AB SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $117.58 $157.78 $207.94 $204.35 $233.02 $317.66 $324.60 $310.94 $345.38 $418.01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,411   1,367   1,291   1,180   1,071     992     918     852     787     729
------------------------------------------------------------------------------------------------------------------------
 AXA/CLEARBRIDGE LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.96 $ 95.45 $110.46 $102.58 $121.88 $167.23 $171.26 $171.11 $170.31 $211.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       221     353     470     665     775     850     808     739     648     565
------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN BALANCED MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 70.65 $ 90.98 $ 99.91 $ 98.65 $108.25 $122.37 $128.22 $122.66 $133.66 $145.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       600     614     565     527     489     467     505     471     427     396
------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 64.09 $ 81.08 $ 99.41 $ 88.68 $102.21 $137.84 $138.88 $128.07 $157.77 $173.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        93     113     120     121     111     104      98      90      87      83
------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 59.25 $ 75.10 $ 81.79 $ 77.11 $ 87.28 $106.16 $110.47 $105.94 $114.45 $129.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       330     389     418     419     404     408     421     408     371     350
------------------------------------------------------------------------------------------------------------------------
 AXA/JANUS ENTERPRISE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 83.71 $129.73 $169.33 $154.20 $165.45 $226.15 $221.53 $206.56 $194.97 $246.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       285     478     688     807     807     746     714     692     640     601
------------------------------------------------------------------------------------------------------------------------
 AXA/LOOMIS SAYLES GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 91.48 $117.09 $125.01 $126.89 $140.93 $176.97 $188.25 $207.13 $218.28 $289.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       155     200     224     203     190     176     155     153     179     196
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
 AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 65.59 $ 80.97 $ 89.42 $ 84.29 $ 94.98 $121.14 $131.10 $126.26 $140.98 $158.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       241     265     252     231     208     189     168     153     140     130
------------------------------------------------------------------------------------------------------------------------
 AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 63.26 $ 81.16 $ 86.47 $ 78.23 $ 92.10 $115.35 $115.06 $110.52 $114.80 $137.37
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       210     250     249     247     240     238     234     223     206     194
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $137.74 $149.37 $157.53 $163.72 $170.12 $166.15 $167.83 $164.52 $167.08 $168.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       624     580     564     522     492     448     406     371     340     316
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 77.18 $102.45 $129.03 $107.34 $117.94 $171.95 $165.22 $153.16 $165.24 $202.75
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       303     317     309     276     249     261     222     206     194     183
------------------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $113.53 $141.60 $173.94 $156.14 $179.88 $253.28 $237.12 $203.22 $251.10 $275.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       675     668     622     559     511     480     441     417     390     360
------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $151.23 $194.39 $215.34 $205.86 $230.79 $313.62 $339.44 $314.30 $365.81 $390.19
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,236   1,328   1,394   1,422   1,386   1,345   1,311   1,269   1,224   1,150
------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.59 $101.93 $116.45 $119.49 $138.41 $179.93 $196.18 $197.26 $211.01 $261.15
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,258   1,168   1,072     963     884     825     744     690     638     589
------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $213.98 $271.80 $311.66 $310.05 $354.66 $464.93 $515.55 $509.85 $563.49 $671.64
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     6,150   5,705   5,168   4,630   4,157   3,759   3,428   3,160   2,895   2,662
------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $106.08 $107.47 $112.15 $115.97 $118.03 $114.59 $115.78 $114.73 $114.76 $114.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       667     798     771     721     684     639     599     572     547     527
------------------------------------------------------------------------------------------------------------------------
 EQ/EMERGING MARKETS EQUITY PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 94.43 $ 90.22 $ 72.86 $ 78.86 $104.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       8      21      28      33      52
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $199.82 $248.75 $281.41 $282.55 $321.22 $416.78 $464.56 $461.99 $507.04 $605.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,594   2,527   2,394   2,246   2,120   2,010   1,936   1,890   1,853   1,808
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $112.70 $113.38 $118.92 $122.49 $125.34 $120.55 $119.99 $113.88 $113.12 $116.80
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       314     314     355     382     383     340     310     281     253     242
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $173.78 $167.97 $173.15 $180.33 $179.64 $174.33 $174.62 $173.02 $171.48 $169.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       484     438     402     369     336     299     272     253     240     225
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 96.32 $121.08 $126.00 $109.42 $125.52 $150.42 $138.16 $133.40 $134.50 $163.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     3,827   3,659   3,352   3,078   2,822   2,609   2,454   2,344   2,226   2,120
------------------------------------------------------------------------------------------------------------------------
 EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 71.36 $ 90.40 $102.76 $ 99.37 $116.10 $154.68 $166.21 $153.83 $178.14 $207.37
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       151     161     166     175     180     204     488     451     408     378
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 93.14 $121.58 $134.73 $125.98 $144.24 $193.23 $218.05 $210.22 $252.06 $292.76
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       314     309     306     282     258     243     232     235     239     284
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 48.81 $ 65.60 $ 75.04 $ 75.78 $ 85.77 $112.12 $124.15 $128.44 $134.77 $171.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,401   1,420   1,314   1,246   1,199   1,132   1,094   1,064   1,032   1,018
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 44.46 $ 52.26 $ 59.10 $ 58.12 $ 66.86 $ 86.79 $ 96.44 $ 90.93 $104.50 $116.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       147     201     207     448     436     419     425     411     414     398
------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 96.29 $130.37 $147.85 $130.24 $153.80 $172.45 $161.62 $159.77 $160.75 $209.45
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       188     248     314     328     343     348     335     328     320     330
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.62 $ 92.25 $114.44 $110.20 $127.28 $166.49 $179.03 $171.58 $203.00 $231.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,031   2,200   2,138   2,037   1,961   1,903   1,858   1,835   1,842   1,831
------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 36.99 $ 36.46 $ 36.15 $ 35.56 $ 35.06 $ 34.57 $ 34.08 $ 33.61 $ 33.14 $ 32.82
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,421   1,591   1,290   1,122   1,041     920     835     769     760     708
------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 67.64 $ 92.50 $105.12 $ 94.78 $112.55 $140.28 $140.88 $143.41 $141.56 $189.41
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       114     168     240     346     360     390     410     453     432     445
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 90.73 $ 96.56 $ 93.01 $101.24 $102.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       8      33      60      77      98
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.45 $109.17 $108.61 $106.95 $107.09 $105.75 $104.24 $102.56 $103.20 $103.74
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       619     803     776     662     608     559     513     466     426     401
------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $163.75 $171.70 $180.35 $180.55 $182.86 $176.30 $178.98 $176.98 $176.67 $176.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       587     692     642     567     508     455     413     375     345     323
------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.42 $127.45 $158.20 $149.85 $170.81 $231.64 $239.62 $225.61 $268.29 $301.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       808     921     897     854     804     769     737     719     695     670
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).



-----------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31
                                         ------------------------------------------------------------------------------
                                          2008   2009    2010    2011    2012    2013    2014    2015    2016    2017
-----------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $65.18 $ 91.73 $105.33 $101.90 $119.57 $162.71 $174.40 $189.65 $189.62 $249.52
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      571     733     853     915   1,029   1,030   1,023   1,089   1,067   1,095
-----------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $78.13 $102.09 $113.88 $109.19 $121.59 $162.58 $183.58 $178.53 $194.02 $232.16
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      111     120     121     109     103     103     111     112      99     100
-----------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      -- $117.57 $112.76 $129.21 $166.93 $183.89 $182.18 $193.64 $232.30
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      75     327     498     586     628     661     637     611
-----------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      -- $ 86.03 $100.31 $131.18 $146.62 $130.88 $146.27 $159.97
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      20      57      89     125     144     140     137
-----------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      -- $109.21 $100.50 $126.76 $128.11 $144.53 $140.10 $140.74 $156.54
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      15      60     130     169     214     232     230     227
-----------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      -- $ 94.99 $109.61 $115.46 $115.71 $110.32 $120.63 $126.30
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      18      52      64      73      79      78      86
-----------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      -- $ 86.80 $ 98.69 $115.60 $114.15 $109.67 $107.46 $130.11
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      39      88     117     157     187     204     207
-----------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      -- $114.65 $105.76 $115.42 $146.29 $150.34 $141.98 $158.52 $179.32
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --       9      36      47      48      48      47      49      51
-----------------------------------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      -- $124.31 $121.44 $136.18 $184.17 $185.49 $172.50 $190.35 $213.58
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --       2      18      18      21      20      23      21      19
-----------------------------------------------------------------------------------------------------------------------
 IVY VIP ENERGY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      -- $128.55 $115.31 $115.33 $145.36 $128.27 $ 98.52 $130.79 $112.73
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      13      78      99     120     159     186     209     208
-----------------------------------------------------------------------------------------------------------------------
 IVY VIP HIGH INCOME
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      -- $106.22 $110.31 $129.12 $140.77 $141.52 $130.54 $149.65 $157.51
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      26     156     349     427     469     445     427     435
-----------------------------------------------------------------------------------------------------------------------
 IVY VIP MID CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      -- $ 89.68 $100.48 $128.81 $137.08 $127.43 $133.41 $167.03
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      45     177     304     331     371     384     388
-----------------------------------------------------------------------------------------------------------------------
 IVY VIP SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      -- $ 79.10 $ 82.07 $116.08 $116.35 $116.95 $118.75 $144.25
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      19      31      42      41      87      70      68
-----------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $113.40 $ 91.70 $110.42 $107.59 $101.22 $ 79.84 $ 95.14 $119.99
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      88     285     473     574     634     724     749     775
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $111.16 $107.72 $123.20 $155.15 $154.80 $162.38 $166.36 $208.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      28     157     291     446     553     670     774     854
------------------------------------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $114.87 $110.60 $129.66 $168.53 $184.08 $181.52 $193.99 $235.47
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       6      11      23      28      26      25      27      28
------------------------------------------------------------------------------------------------------------------------
 MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $187.35 $195.65 $247.28
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      21      27      24
------------------------------------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $119.04 $118.68 $133.79 $177.83 $193.71 $211.24 $225.89 $309.02
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       9      48      81      96     110     135     157     189
------------------------------------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $110.79 $116.42 $130.03 $154.23 $171.13 $143.92 $157.95 $178.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      11     106     184     228     304     276     260     245
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 47.27 $ 64.44 $ 75.22 $ 69.95 $ 79.27 $107.95 $118.60 $122.37 $125.61 $162.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     6,924   6,779   6,357   5,698   5,104   4,552   4,115   3,772   3,425   3,113
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $121.96 $130.33 $136.56 $142.56 $148.34 $142.91 $146.28 $144.50 $146.34 $148.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       378     415     480     487     527     481     427     390     355     334
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 67.20 $ 93.99 $117.67 $106.94 $121.80 $168.45 $174.27 $169.32 $178.38 $222.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       504     503     481     437     394     379     349     332     303     285
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 86.89 $123.76 $152.52 $130.42 $147.73 $197.63 $205.39 $191.39 $224.86 $242.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       346     347     344     316     278     256     226     203     187     170
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 64.57 $100.93 $117.21 $110.07 $123.17 $164.77 $184.59 $193.58 $208.08 $285.62
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       789     897     829     750     698     627     598     562     498     471
------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.60 $ 93.30 $101.92 $ 97.73 $106.89 $120.29 $122.19 $118.25 $123.24 $135.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       109     141     154     156     141     141     128     113     100      84
------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 74.21 $ 90.20 $ 99.61 $ 94.44 $105.15 $123.55 $126.81 $122.56 $129.89 $147.91
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       108     162     190     202     211     227     242     247     253     265
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).



--------------------------------------------------------------------------------------------------------------------
                                                              FOR THE YEARS ENDING DECEMBER 31
                                         ---------------------------------------------------------------------------
                                          2008   2009   2010   2011   2012    2013    2014    2015    2016    2017
--------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
--------------------------------------------------------------------------------------------------------------------
   Unit value                            $71.34 $88.38 $98.29 $92.47 $104.11 $125.57 $129.45 $125.12 $133.35 $154.95
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       72    122    152    171     195     209     224     239     250     264
--------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
--------------------------------------------------------------------------------------------------------------------
   Unit value                            $68.30 $86.09 $96.22 $89.68 $102.13 $126.18 $130.43 $125.82 $134.93 $159.34
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       52     91    108    122     137     149     164     177     185     194
--------------------------------------------------------------------------------------------------------------------
 TARGET 2055 ALLOCATION
--------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --     --      --      --      -- $ 91.46 $ 98.81 $118.74
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --      --      --      --       1       8      13
--------------------------------------------------------------------------------------------------------------------
 VANECK VIP GLOBAL HARD ASSETS FUND
--------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     -- $82.94 $ 84.37 $ 91.81 $ 73.06 $ 47.84 $ 67.69 $ 65.47
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     44      90     109     129     167     199     184
--------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

SERIES 300 AND 400 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION).



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $104.03 $105.12 $ 99.85 $107.00 $115.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       2      15      19      27      32
------------------------------------------------------------------------------------------------------------------------
1290 VT EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 87.59 $ 96.39 $110.04 $108.14 $125.60 $163.27 $175.05 $169.77 $189.24 $216.29
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       358     386     381     367     388     424     399     374     341     315
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.88 $116.08 $125.54 $125.53 $130.35 $142.73 $143.13 $144.91 $153.97 $161.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        71      75      93     100      95      97      93      83      76      72
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.79 $140.66 $184.08 $175.27 $203.78 $279.70 $284.41 $264.61 $321.82 $368.64
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       842   1,109   1,363   1,484   1,517   1,556   1,523   1,490   1,470   1,434
------------------------------------------------------------------------------------------------------------------------
1290 VT HIGH YIELD BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $101.29 $101.84 $ 97.37 $107.33 $112.76
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       4      11      14      20      29
------------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 54.07 $ 69.81 $ 77.50 $ 76.67 $ 88.31 $117.03 $131.18 $130.04 $141.08 $167.59
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       213     240     247     248     243     242     243     233     220     209
------------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $104.46 $118.50 $112.83 $124.66 $140.36 $141.80 $134.36 $145.24 $166.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      15      68     133     164     165     160     156     151     171
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 96.22 $ 99.82 $ 98.40 $ 99.81 $101.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       5      37      57      75      87
------------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $119.72 $108.41 $124.57 $161.84 $173.71 $166.05 $196.09 $222.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       3      10      12      19      18      19      28      31
------------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $115.33 $109.53 $124.07 $160.27 $178.03 $176.28 $193.10 $230.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       3      12      17      20      29      31      37      42
------------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $123.77 $109.23 $124.41 $168.64 $173.12 $162.09 $192.75 $216.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       4       5      10      10      10      11      13
------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 93.81 $117.80 $131.43 $119.94 $135.10 $168.52 $174.11 $168.76 $181.14 $212.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,158   1,647   1,916   2,022   2,024   1,966   1,942   1,884   1,793   1,717
------------------------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.26 $115.79 $119.26 $116.91 $122.24 $132.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      13      40      59      73      65      64
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION).



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.87 $112.55 $119.11 $119.75 $123.55 $127.18 $128.76 $126.73 $128.69 $133.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       309     378     424     441     433     384     355     324     306     271
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $102.63 $111.91 $114.62 $112.56 $116.57 $124.19
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       7      14      25      26      27      33
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $101.32 $104.34 $105.63 $104.03 $105.54 $108.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       5      11      14      16      13      12
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.11 $113.02 $121.62 $119.14 $126.21 $137.27 $139.71 $136.94 $141.50 $151.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       540     685     753     769     760     725     677     619     578     552
------------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $111.23 $164.68 $181.09 $156.66 $180.80 $214.70 $215.40 $208.84 $215.28 $267.80
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,758   1,934   1,848   1,671   1,522   1,404   1,303   1,226   1,137   1,058
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 83.42 $111.38 $120.02 $ 98.36 $112.87 $130.87 $121.06 $114.26 $112.97 $140.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       683     805     838     817     756     700     974     918     864     811
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $111.50 $ 92.35 $106.23 $126.93 $117.16 $112.81 $111.17 $136.28
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       3      18      20      23      24      31      30      34
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 94.92 $121.98 $127.65 $105.58 $122.36 $144.05 $131.92 $126.04 $125.28 $152.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,585   1,655   1,622   1,495   1,381   1,277   1,194   1,134   1,074   1,006
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 65.27 $ 81.47 $ 91.78 $ 86.71 $ 98.37 $127.68 $140.60 $139.24 $150.88 $181.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       111     124     129     116     100      93     169     152     137     130
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.99 $139.68 $157.73 $149.93 $168.24 $224.72 $246.29 $252.79 $263.16 $335.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,531   1,451   1,338   1,300   1,181   1,083   2,305   2,165   2,019   1,887
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 75.50 $ 89.84 $100.08 $ 94.00 $107.44 $140.42 $155.49 $147.24 $167.53 $188.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     8,082   7,621   6,915   6,275   5,681   5,207   5,055   4,721   4,376   4,060
------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $101.70 $136.30 $164.68 $147.16 $172.23 $226.13 $247.35 $235.40 $273.30 $302.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,009   2,681   2,473   2,260   2,072   1,919   1,780   1,667   1,555   1,449
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $167.56 $193.89 $210.76 $203.45 $218.36 $243.67 $247.66 $242.16 $251.70 $275.74
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,472   1,369   1,284   1,177   1,074     983     921     863     801     747
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION).



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.87 $119.78 $124.09 $121.46 $128.29 $141.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       8      39      60      75      91     100
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 99.92 $120.23 $132.32 $124.08 $136.52 $161.35 $165.19 $160.87 $170.26 $193.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     3,252   3,922   4,210   4,268   4,165   4,007   3,883   3,745   3,548   3,371
------------------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.20 $118.28 $122.27 $119.89 $122.75 $136.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       4      13      22      27      26      28
------------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $117.58 $157.78 $207.94 $204.35 $233.02 $317.66 $324.60 $310.94 $345.38 $418.01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,411   1,367   1,291   1,180   1,071     992     918     852     787     729
------------------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.96 $ 95.45 $110.46 $102.58 $121.88 $167.23 $171.26 $171.11 $170.31 $211.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       221     353     470     665     775     850     808     739     648     565
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 70.65 $ 90.98 $ 99.91 $ 98.65 $108.25 $122.37 $128.22 $122.66 $133.66 $145.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       600     614     565     527     489     467     505     471     427     396
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 64.09 $ 81.08 $ 99.41 $ 88.68 $102.21 $137.84 $138.88 $128.07 $157.77 $173.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        93     113     120     121     111     104      98      90      87      83
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 59.25 $ 75.10 $ 81.79 $ 77.11 $ 87.28 $106.16 $110.47 $105.94 $114.45 $129.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       330     389     418     419     405     408     421     408     371     350
------------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 83.71 $129.73 $169.33 $154.20 $165.45 $226.15 $221.53 $206.56 $194.97 $246.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       285     478     688     807     807     746     714     692     640     601
------------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 91.48 $117.09 $125.01 $126.89 $140.93 $176.97 $188.25 $207.13 $218.28 $289.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       155     200     224     203     190     176     155     153     179     196
------------------------------------------------------------------------------------------------------------------------
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 65.59 $ 80.97 $ 89.42 $ 84.29 $ 94.98 $121.14 $131.10 $126.26 $140.98 $158.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       241     265     252     231     208     189     168     153     140     130
------------------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 63.26 $ 81.16 $ 86.47 $ 78.23 $ 92.10 $115.35 $115.06 $110.52 $114.80 $137.37
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       210     250     249     247     240     238     234     223     206     194
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $137.74 $149.37 $157.53 $163.72 $170.12 $166.15 $167.83 $164.52 $167.08 $168.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       624     580     564     522     492     448     406     371     340     316
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION).



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 77.18 $102.45 $129.03 $107.34 $117.94 $171.95 $165.22 $153.16 $165.24 $202.75
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       303     317     309     276     249     261     222     206     194     183
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $113.53 $141.60 $173.94 $156.14 $179.88 $253.28 $237.12 $203.22 $251.10 $275.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       675     668     622     559     511     480     441     417     390     360
------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $151.23 $194.39 $215.34 $205.86 $230.79 $313.62 $339.44 $314.30 $365.81 $390.19
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,236   1,328   1,394   1,422   1,386   1,345   1,311   1,269   1,224   1,150
------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.59 $101.93 $116.45 $119.49 $138.41 $179.93 $196.18 $197.26 $211.01 $261.15
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,258   1,168   1,072     963     884     825     744     690     638     589
------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $165.26 $209.74 $240.35 $238.97 $272.50 $356.11 $393.65 $388.12 $427.66 $508.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,933   1,725   1,526   1,344   1,190   1,071     979     901     816     750
------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $106.08 $107.47 $112.15 $115.97 $118.03 $114.59 $115.78 $114.73 $114.76 $114.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       667     798     771     721     684     639     599     572     547     527
------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 94.43 $ 90.22 $ 72.86 $ 78.86 $104.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       8      21      28      33      52
------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $199.82 $248.75 $281.41 $282.55 $321.22 $416.78 $464.56 $461.99 $507.04 $605.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,594   2,527   2,394   2,246   2,120   2,010   1,936   1,890   1,853   1,808
------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $112.70 $113.38 $118.92 $122.49 $125.34 $120.55 $119.99 $113.88 $113.12 $116.80
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       314     314     355     382     383     340     310     281     253     242
------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $173.78 $167.97 $173.15 $180.33 $179.64 $174.33 $174.62 $173.02 $171.48 $169.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       484     438     402     369     336     299     272     253     240     225
------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 96.32 $121.08 $126.00 $109.42 $125.52 $150.42 $138.16 $133.40 $134.50 $163.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     3,827   3,659   3,352   3,078   2,822   2,609   2,454   2,344   2,226   2,120
------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 71.36 $ 90.40 $102.76 $ 99.37 $116.10 $154.68 $166.21 $153.83 $178.14 $207.37
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       151     161     166     175     180     204     488     451     408     378
------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 93.14 $121.58 $134.73 $125.98 $144.24 $193.23 $218.05 $210.22 $252.06 $292.76
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       314     309     306     282     258     243     232     235     239     284
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION).



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 48.81 $ 65.60 $ 75.04 $ 75.78 $ 85.77 $112.12 $124.15 $128.44 $134.77 $171.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,401   1,420   1,314   1,246   1,199   1,132   1,094   1,064   1,032   1,018
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 44.46 $ 52.26 $ 59.10 $ 58.12 $ 66.86 $ 86.79 $ 96.44 $ 90.93 $104.50 $116.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       147     201     207     448     436     419     425     411     414     398
------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 96.29 $130.37 $147.85 $130.24 $153.80 $172.45 $161.62 $159.77 $160.75 $209.45
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       188     248     314     328     343     348     335     328     320     330
------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.62 $ 92.25 $114.44 $110.20 $127.28 $166.49 $179.03 $171.58 $203.00 $231.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,031   2,200   2,138   2,037   1,961   1,903   1,858   1,835   1,842   1,831
------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $146.16 $144.61 $142.80 $140.87 $138.97 $137.09 $135.24 $133.41 $131.62 $130.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        55      35      26      22      18      18      20      13      13      12
------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 67.64 $ 92.50 $105.12 $ 94.78 $112.55 $140.28 $140.88 $143.41 $141.56 $189.41
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       114     168     240     346     360     390     410     453     432     445
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 90.73 $ 96.56 $ 93.01 $101.24 $102.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       8      33      60      77      98
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.45 $109.17 $108.61 $106.95 $107.09 $105.75 $104.24 $102.56 $103.20 $103.74
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       619     803     776     662     608     559     513     466     426     401
------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $163.75 $171.70 $180.35 $180.55 $182.86 $176.30 $178.98 $176.98 $176.67 $176.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       587     692     642     567     508     455     413     375     345     323
------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.42 $127.45 $158.20 $149.85 $170.81 $231.64 $239.62 $225.61 $268.29 $301.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       808     921     897     854     804     769     737     719     695     670
------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 65.18 $ 91.73 $105.33 $101.90 $119.57 $162.71 $174.40 $189.65 $189.62 $249.52
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       571     733     853     915   1,029   1,030   1,023   1,089   1,067   1,095
------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.13 $102.09 $113.88 $109.19 $121.59 $162.58 $183.58 $178.53 $194.02 $232.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       111     120     121     109     103     103     111     112      99     100
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $117.57 $112.76 $129.21 $166.93 $183.89 $182.18 $193.64 $232.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      75     327     498     586     628     661     637     611
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION).



------------------------------------------------------------------------------------------------------------------
                                                             FOR THE YEARS ENDING DECEMBER 31
                                         -------------------------------------------------------------------------
                                         2008 2009  2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --       -- $ 86.03 $100.31 $131.18 $146.62 $130.88 $146.27 $159.97
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      20      57      89     125     144     140     137
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $109.21 $100.50 $126.76 $128.11 $144.53 $140.10 $140.74 $156.54
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       15      60     130     169     214     232     230     227
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --       -- $ 94.99 $109.61 $115.46 $115.71 $110.32 $120.63 $126.30
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      18      52      64      73      79      78      86
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --       -- $ 86.80 $ 98.69 $115.60 $114.15 $109.67 $107.46 $130.11
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      39      88     117     157     187     204     207
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $114.65 $105.76 $115.42 $146.29 $150.34 $141.98 $158.52 $179.32
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --        9      36      47      48      48      47      49      51
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $124.31 $121.44 $136.18 $184.17 $185.49 $172.50 $190.35 $213.58
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --        2      18      18      21      20      23      21      19
------------------------------------------------------------------------------------------------------------------
IVY VIP ENERGY
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $128.55 $115.31 $115.33 $145.36 $128.27 $ 98.52 $130.79 $112.73
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       13      78      99     120     159     186     209     208
------------------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $106.22 $110.31 $129.12 $140.77 $141.52 $130.54 $149.65 $157.51
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       26     156     349     427     469     445     427     435
------------------------------------------------------------------------------------------------------------------
IVY VIP MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --       -- $ 89.68 $100.48 $128.81 $137.08 $127.43 $133.41 $167.03
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      45     177     304     331     371     384     388
------------------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --       -- $ 79.10 $ 82.07 $116.08 $116.35 $116.95 $118.75 $144.25
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      19      31      42      41      87      70      68
------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $113.40 $ 91.70 $110.42 $107.59 $101.22 $ 79.84 $ 95.14 $119.99
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       88     285     473     574     634     724     749     775
------------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $111.16 $107.72 $123.20 $155.15 $154.80 $162.38 $166.36 $208.16
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       28     157     291     446     553     670     774     854
------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $114.87 $110.60 $129.66 $168.53 $184.08 $181.52 $193.99 $235.47
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --        6      11      23      28      26      25      27      28
------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION).



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $187.35 $195.65 $247.28
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      21      27      24
------------------------------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $119.04 $118.68 $133.79 $177.83 $193.71 $211.24 $225.89 $309.02
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       9      48      81      96     110     135     157     189
------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $110.79 $116.42 $130.03 $154.23 $171.13 $143.92 $157.95 $178.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      11     106     184     228     304     276     260     245
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 82.34 $111.78 $130.02 $120.51 $135.77 $183.75 $200.61 $205.80 $210.01 $270.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       846     839     811     729     649     585     528     486     441     403
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $121.96 $130.33 $136.56 $142.56 $148.34 $142.91 $146.28 $144.50 $146.34 $148.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       378     415     480     487     527     481     427     390     355     334
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 67.20 $ 93.99 $117.67 $106.94 $121.80 $168.45 $174.27 $169.32 $178.38 $222.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       504     503     481     437     394     379     349     332     303     285
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 86.89 $123.76 $152.52 $130.42 $147.73 $197.63 $205.39 $191.39 $224.86 $242.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       346     347     344     316     278     256     226     203     187     170
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 64.57 $100.93 $117.21 $110.07 $123.17 $164.77 $184.59 $193.58 $208.08 $285.62
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       789     897     829     750     698     627     598     562     498     471
------------------------------------------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.60 $ 93.30 $101.92 $ 97.73 $106.89 $120.29 $122.19 $118.25 $123.24 $135.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       109     141     154     156     141     141     128     113     100      84
------------------------------------------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 74.21 $ 90.20 $ 99.61 $ 94.44 $105.15 $123.55 $126.81 $122.56 $129.89 $147.91
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       108     162     190     202     211     227     242     247     253     265
------------------------------------------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 71.34 $ 88.38 $ 98.29 $ 92.47 $104.11 $125.57 $129.45 $125.12 $133.35 $154.95
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        72     122     152     171     195     209     224     239     250     264
------------------------------------------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.30 $ 86.09 $ 96.22 $ 89.68 $102.13 $126.18 $130.43 $125.82 $134.93 $159.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        52      91     108     122     137     149     164     177     185     194
------------------------------------------------------------------------------------------------------------------------
TARGET 2055 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 91.46 $ 98.81 $118.74
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       8      13
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION).



--------------------------------------------------------------------------------------------------------
                                                        FOR THE YEARS ENDING DECEMBER 31
                                         ---------------------------------------------------------------
                                         2008 2009 2010  2011   2012   2013   2014   2015   2016   2017
--------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND
--------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --  $82.94 $84.37 $91.81 $73.06 $47.84 $67.69 $65.47
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --      44     90    109    129    167    199    184
--------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

Appendix II: Market value adjustment example

--------------------------------------------------------------------------------


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on June 14, 2018 to a fixed maturity option with a maturity date of June 15, 2026 (eight* years later) at a hypothetical rate to maturity of 4.00% (H), resulting in a maturity value of $136,886 on the maturity date. We further assume that a withdrawal of $50,000 is made four years later, on June 15, 2022./(a)/



-------------------------------------------------------------------------------------------------------------------------
                                                                             HYPOTHETICAL ASSUMED RATE TO MATURITY/(J)/
                                                                              ON JUNE 15, 2022
                                                                             --------------------------------------------
                                                                                2%                   6%
-------------------------------------------------------------------------------------------------------------------------
AS OF JUNE 15, 2022 BEFORE WITHDRAWAL
(1) market adjusted amount/(b)/                                              $126,455             $108,409
-------------------------------------------------------------------------------------------------------------------------
(2) fixed maturity amount/(c)/                                               $116,998             $116,998
-------------------------------------------------------------------------------------------------------------------------
(3) market value adjustment: (1) - (2)                                       $  9,457             $ (8,589)
-------------------------------------------------------------------------------------------------------------------------
ON JUNE 15, 2022 AFTER $50,000 WITHDRAWAL
(4) portion of market value adjustment associated with the withdrawal:
  (3) x [$50,000/(1)]                                                        $  3,739             $ (3,961)
-------------------------------------------------------------------------------------------------------------------------
(5) portion of fixed maturity associated with the withdrawal: $50,000 - (4)  $ 46,261             $ 53,961
-------------------------------------------------------------------------------------------------------------------------
(6) market adjusted amount (1) - $50,000                                     $ 76,455             $ 58,409
-------------------------------------------------------------------------------------------------------------------------
(7) fixed maturity amount: (2) - (5)                                         $ 70,738             $ 63,037
-------------------------------------------------------------------------------------------------------------------------
(8) maturity value/(d)/                                                      $ 82,762             $ 73,752
-------------------------------------------------------------------------------------------------------------------------

You should note that in this example, if a withdrawal is made when rates have increased from 4.00% to 6.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 4.00% to 2.00% (left column), a portion of a positive market value adjustment is realized.

*  In Oregon, seven is the maximum maturity year.

Notes:

(a)Number of days from the withdrawal date to the maturity date = D = 1,461

(b)Market adjusted amount is based on the following calculation:

Maturity value        =                $136,886               where j is either 2% or 6%
----------------------          ------------------------------
(1+j)/(D/365)/                    (1+j)/(1,461/365)/

(c)Fixed maturity amount is based on the following calculation:

Maturity value        =                $136,886
----------------------          ------------------------------
(1+h)/(D/365)/                  (1+0.04)/(1,461/365) /

(d)Maturity value is based on the following calculation:

   Fixed maturity amount x (1+h)/(D/365)/  =  ($70,738 or $63,037) x (1+0.04)/(1,461/365)/

                 APPENDIX II: MARKET VALUE ADJUSTMENT EXAMPLE

Appendix III: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

STATES WHERE CERTAIN EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:

--------------------------------------------------------------------------------------------------------------
                             CONTRACT
             FEATURES AND    TYPE/SERIES/
 STATE       BENEFITS        EFFECTIVE DATE  AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------------------------------------
CALIFORNIA   See "Your                       If you reside in the state of California and you are age 60 or
             right to                        older at the time the contract is issued, you may return your
             cancel within                   variable annuity contract within 30 days from the date that
             a certain                       you receive it and receive a refund as described below.
             number of
             days" in
             "Contract
             features and
             benefits."

                                             If you allocate your entire initial contribution to the
                                             EQ/Money Market option (and/or guaranteed interest
                                             option), the amount of your refund will be equal to your
                                             contribution less interest, unless you make a transfer, in which case the amount of your refund will be equal to your account value on the date we receive your request to
                                             cancel at our processing office. This amount could be less than your initial contribution. If you allocate any portion of your initial contribution to the variable investment options
                                             (other than the EQ/Money Market option) and/or fixed
                                             maturity options, your refund will be equal to your account value on the date we receive your request to cancel at our processing office.
--------------------------------------------------------------------------------------------------------------

CONNECTICUT  See             The changes     The withdrawal charge percentage that applies depends on
             "Withdrawal     apply to        the contract year in which the withdrawal is made,
             charge" in      contracts       according to the following table:
             "Fees and       issued on or
             charges" under  after the
             "EQUI-VEST(R)   dates
             at a glance --  indicated for
             key features;"  the contract
             and in          types
             "Charges under  indicated as
             the contract"   follows:
             under "Charges
             and expenses"

                  EDC -- June        Contract                  Charge
                  20, 2003 TSA,      Year(s)                   ------
                  and Annuitant      -------
                  owned HR-10
                  contract         1 through 5                6%/(1)/
                  series 200 --         6                        5
                  June 14, 2004         7                        4
                                        8                        3
                                        9                        2
                                        10                       1
                                   11 and later                  0

                                         (1)This percentage may be reduced at older ages for certain contract series. Your financial professional can provide further details about the contract series you own.

                         SIMPLE IRA      The amount of the withdrawal charge we deduct is equal
                         contract        to 6% of contributions withdrawn that exceed the 10%
                         series 400 --   free withdrawal amount, that were made in the current and
                         March 3, 2004   four prior contract years and 5% of contributions with-
                         SEP and SARSEP  drawn that were made in the contract year immediately
                         contract        preceding the four prior contract years.
                         series 300 and
                         Trusteed
                         contracts
                         series 200 --
                         June 14, 2004
-----------------------------------------------------------------------------------------------------------------------

FLORIDA  See "Your       Keogh Series    If you reside in the state of Florida, you may cancel your
         right to        200, SEP and    variable annuity contract and return it to us within 21 days
         cancel within   SARSEP IRA      from the date that you receive it. You will receive an
         a certain       Contract        unconditional refund equal to the greater of the cash surrender
         number of       Series 300 and  value provided in the annuity contract, plus any fees or
         days" in        SIMPLE IRA      charges deducted from the contributions or imposed under the
         "Contract       Series 400.     contract, or a refund of all contributions paid.
         features and
         benefits"
-----------------------------------------------------------------------------------------------------------------------

                                     III-1

APPENDIX III: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------------------------------------------------------
                 FEATURES     CONTRACT
                 AND          TYPE/SERIES/
 STATE           BENEFITS     EFFECTIVE DATE AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------------------------------------------------------

FLORIDA (CONT.)  See                         If you are age 65 or older at the time your
                 "Withdrawal                 contract is issued, the applicable
                 charge"                     withdrawal charge will not exceed 10% of
                 in                          the amount withdrawn. In addition,
                 "Charges                    no charge will apply after the end of the
                 and                         10th contract year or 10 years after a
                 expenses"                   contribution is made, whichever is later.
--------------------------------------------------------------------------------------------------------------------------------
ILLINOIS         FOR SEP AND SARSEP IRA CONTRACT SERIES 300 AND SIMPLE IRA
                 CONTRACT SERIES 400 ISSUED ON OR AFTER SEPTEMBER 24, 2007:
                 ---------------------------------------------------------------------------------------------------------------

                 See            The          The amount of the withdrawal charge we
                 "Withdrawal    change       deduct is equal to 6% of contributions
                 charge         applies      withdrawn that exceed the 10% free
                 for            to SEP       withdrawal amount, that were made in the
                 series         and          current and four prior contract years and
                 300 and        SARSEP       5% of contributions withdrawn that were
                 400            IRA          made in the contract year immediately
                 con-tracts"    contract     preceding the four prior contract years.
                 under          series
                 "Charges       300 and
                 and            to SIMPLE
                 expenses"      IRA
                                contract
                                series
                                400.
--------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS    See            The          The disability, terminal illness or
                 "Disability,   change       confinement to a nursing home withdrawal
                 terminal       applies      charge waiver is not available.
                 illness        to SEP,
                 or             SARSEP
                 confinement    IRA
                 to             series
                 nursing        300,
                 home" in       SIMPLE
                 "Charges       IRA
                 under the      series
                 contracts"     400
                 under          contracts
                 "Charges       issued on
                 and            or after
                 expenses"      November
                                27, 2006.
--------------------------------------------------------------------------------------------------------------------------------
NEW YORK         See            Series       Fixed maturity options are not available.
                 "Fixed         100
                 maturity       contracts
                 options"
                 in "What
                 are your
                 investment
                 options
                 under the
                 contract"
                 under
                 "Contract
                 features
                 and
                 benefits"

                 See                         In the second to last paragraph in this
                 "Selecting                  section, the second line in the paragraph
                 an                          "(1) the amount applied to purchase the
                 annuity                     annuity;" is deleted in its entirety and
                 payout                      replaced with the following:
                 option"
                 in "Your
                 annuity
                 payout
                 option"
                 under
                 "Accessing
                 your
                 money"
                                             (1) The amount applied to provide the
                                             annuity will be: (a) the account value for
                                             any life annuity form or (b) the cash value
                                             for any period certain annuity form except
                                             that, if the period certain is more than
                                             five years, the amount applied will be no
                                             less than 95% of the account value.
--------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA     See            Series       Fixed maturity options are not available.
                 "Fixed         100, 200
                 maturity       and 300
                 options"       contracts
                 in "What
                 are your
                 investment
                 options
                 under the
                 contract"
                 under
                 "Contract
                 features
                 and
                 benefits"
                 See            EDC 457      Taking a loan in excess of the Internal
                 "Loans         Contracts    Revenue Code limits may result in adverse
                 under                       tax consequences. Please consult your tax
                 TSA,                        adviser before taking a loan that exceeds
                 governmental                the Internal Revenue Code limits.
                 employer
                 EDC and
                 Corporate
                 Trusteed
                 contracts"
                 in
                 "Accessing
                 your
                 money"
--------------------------------------------------------------------------------------------------------------------------------

                                     III-2

                   APPENDIX III: STATE CONTRACT AVAILABILITY
               AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS

--------------------------------------------------------------------------------------------------
                         CONTRACT
         FEATURES AND    TYPE/SERIES/
 STATE   BENEFITS        EFFECTIVE DATE  AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------------------------
TEXAS    See "Separate   EQUI-VEST(R)    Total Separate Account A annual expenses and total annual
         account annual  TSA contracts   expenses of the Trusts when added together are not
         expenses" in    series 200      permitted to exceed 2.75% (except for the Multimanager
         the "Fee        issued on or    Aggressive Equity, AXA Moderate Allocation, EQ/Common
         Table" section  after August    Stock Index and EQ/Money Market options which are not
         under "Maximum  1, 2002         permitted to exceed 1.75%) unless the Teachers Retirement
         total Separate  For TSA         System of Texas permits a higher rate.
         Account A       contract
         annual          owners who are
         expenses" for   employees of
         series 200      public school
                         districts and
                         open
                         enrollment
                         charter
                         schools
                         (grades K-12)
                         who are
                         participants
                         in the TSA
                         plan, the
                         providers of
                         which are
                         subject to the
                         403(b)
                         Certification
                         Rules of the
                         Teacher
                         Retirement
                         System of the
                         State of
                         Texas, and who
                         enroll and
                         contribute to
                         the TSA
                         contracts
                         through a
                         salary
                         reduction
                         agreement.

  See                             6% of the amount withdrawn, generally declining
  "Withdrawal                     for the first through 12th contract years;
  Charge" in
  "Charges under                     Contract      Charge
  the contracts"                     year(s)       ------
  under "Charges                     -------
  and expenses."                        1          6.00%
                                        2          5.75%
                                        3          5.50%
                                        4          5.25%
                                        5          5.00%
                                        6          4.75%
                                        7          4.50%
                                        8          4.25%
                                        9          4.00%
                                        10         3.00%
                                        11         1.00%
                                        12         1.00%
                                   13 and later    0.00%

                                  The total of all withdrawal charges may not
                                  exceed 8% of all contributions made during a
                                  specified period before the withdrawal is made.
  See "What are   For all new     Unavailable variable investment options: The
  your            and existing    variable investment options that invest in
  investment      TSA contract    portfolios of unaffiliated trusts are not
  options under   owners          available. You may allocate amounts to the
  the contract"   (regardless of  variable investment options that invest in the
  in "Contract    the contract    AXA Tactical Manager Portfolios.
  features and    issue date)
  benefits".      who are
                  employees of
                  public school
                  districts and
                  open
                  enrollment
                  charter
                  schools
                  (grades K-12),
                  who are
                  participants
                  in the TSA
                  plan, the
                  providers of
                  which are
                  subject to the
                  403(b)
                  Certification
                  Rules of the
                  Teacher
                  Retirement
                  System of the
                  State of
                  Texas, and who
                  enroll and
                  contribute to
                  the TSA
                  contracts
                  through a
                  salary
                  reduction
                  agreement.

  See the SAI
  for condensed
  financial
  Information.
-------------------------------------------------------------------------------------

                                     III-3

                   APPENDIX III: STATE CONTRACT AVAILABILITY
               AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS

--------------------------------------------------------------------------------------------------------
                            CONTRACT
            FEATURES AND    TYPE/SERIES/
 STATE      BENEFITS        EFFECTIVE DATE  AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------------------------------
UTAH        See             The change      The amount of the withdrawal charge we deduct is equal to
            "Withdrawal     applies to      6% of contributions withdrawn that exceed the 10% free
            charge" in      SIMPLE IRA      withdrawal amount, that were made in the current and four
            "Withdrawal     contract        prior contracts years and 5% of contributions withdrawn that
            charge for      series 400      were made in the contract year immediately preceding the
            series 300 and  issued on or    four prior contract years.
            400 contracts"  after November
            under "Charges  27, 2006.
            and expenses"   This change
                            applies to SEP
                            and SARSEP
                            contract
                            series 300
                            issued on or
                            after August
                            25, 2008.
--------------------------------------------------------------------------------------------------------
VERMONT     See "Loans                      Taking a loan in excess of Internal Revenue Code limits may
            under TSA,                      result in adverse tax consequences. Please consult your tax
            governmental                    adviser before taking a loan that exceeds the Internal
            employer EDC                    Revenue Code limits.
            and Corporate
            Trusteed
            contracts" in
            "Accessing
            your money"
--------------------------------------------------------------------------------------------------------
WASHINGTON                  The changes
                            apply to
                            contracts
                            issued on or
                            after August
                            13, 2001

            Fixed Maturity  All contract    Not available
            Options         types
                            and series

            See "Annual     All contract    This charge is deducted pro rata from the variable investmen
            administrative  types           options. If your account value is allocated 100% to the
            charge" in the  and series      guaranteed interest option, the charge will be waived.
            Fee table
            under "Charges
            and expenses"

            See "Index of   Trusteed        Not available
            key words and   contracts
            phrases"

            See             SIMPLE IRA      In the case of terminations or surrenders, we will pay you t
            "Withdrawal     contract        greater of (i) the cash value or (ii) the free withdrawal
            charge" in      series 400      amount plus 94% of the remaining account value. For issue
            "Charges under                  ages 60 and older, the percentage is 95% of the remaining
            the contracts"                  account value in the 5th contract year and later; and for is
            under "Charges                  ages under 60, the percentage is 94.5% of the remaining
            and expenses"                   account value in the 6th contract year and later.

            Withdrawal                      For SIMPLE IRA, the withdrawal charge is waived after five
            charge waiver                   contract years and the annuitant is at least 59 1/2.
--------------------------------------------------------------------------------------------------------

                                     III-4

                   APPENDIX III: STATE CONTRACT AVAILABILITY
               AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                             PAGE

Who is AXA Equitable?                                         2

Calculation of annuity payments                               2

Custodian and Independent Registered Public Accounting Firm   2

Distribution of the contracts                                 2

Calculating unit values                                       3

Condensed financial information                               4

Financial Statements                                          71

HOW TO OBTAIN AN EQUI-VEST(R) STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT A

Call 1 (800) 628-6673 or send this request form to:
  EQUI-VEST(R)
  Employer Sponsored Retirement Plans
  Processing Office
  AXA Equitable
  P.O. Box 4956
  Syracuse, NY 13221-4956


----------------------------------------------------------------------------------
Please send me an EQUI-VEST(R) Statement of Additional Information dated May 1, 2018
(Employer Sponsored Retirement Plans)
----------------------------------------------------------------------------------
Name
----------------------------------------------------------------------------------
Address
----------------------------------------------------------------------------------
City                                                                   State  Zip



                                                                        #520881

EQUI-VEST(R)

Employer-Sponsored Retirement Plans

STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2018


AXA EQUITABLE LIFE INSURANCE COMPANY
1290 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10104


--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related prospectus for EQUI-VEST(R) dated
May 1, 2018. That prospectus provides detailed information concerning the contracts, as well as the variable investment options and fixed maturity options that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account A. Definitions of special terms used in the SAI are found in the prospectus.


A copy of the prospectus is available free of charge by writing the processing office (P.O. Box 4956, Syracuse, NY 13221-4956), by calling toll free,
(800) 628-6673, or by contacting your financial professional.

             TABLE OF CONTENTS

             Who is AXA Equitable?                               2

             Calculation of annuity payments                     2

             Custodian and independent registered public
               accounting firm                                   2

             Distribution of the contracts                       2

             Calculating unit values                             3

             Condensed financial information                     4

             Financial statements                               71




   EQUI-VEST(R) is a registered service mark of AXA Equitable Life Insurance
                           Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC, 1290
                  Avenue of the Americas, New York, NY 10104


  Copyright 2018 AXA Equitable Life Insurance Company -- All rights reserved


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234


                                                          EV-Employer-Sponsored
                                                               Retirement Plans
                                                                        #520881

WHO IS AXA EQUITABLE?


We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing busi-ness since 1859. AXA Equitable is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc., which is an indirect majority owned subsidiary of AXA S.A. ("AXA"), a French holding com-pany for an international group of insurance and related financial services companies. As the majority shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.


CALCULATION OF ANNUITY PAYMENTS

The calculation of monthly annuity payments under a contract takes into account the number of annuity units of each variable investment option credited under a contract, their respective annuity unit values and a net investment factor. The annuity unit values used for EQUI-VEST(R) may vary, although the method of calculating annuity unit values set forth below applies to all contracts. Annuity unit values will also vary by the variable investment option.

For each valuation period, the adjusted net investment factor is equal to the net investment factor for the variable investment option reduced for each day in the valuation period by:

..   .00013366 of the net investment factor for a contract with an assumed base rate of net investment return of 5% a year; or

..   .00009425 of the net investment factor for a contract with an assumed base rate of net investment return of 3 1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

The assumed base rate will be 5%, except in states where that rate is not permitted. Annuity payments based upon an assumed base rate of 3 1/2% will at first be smaller than those based upon a 5% assumed base rate. Payments based upon a 3 1/2% rate, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those based upon a 5% rate.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the business day specified on your election form, or on such other future date as specified therein. The first three monthly payments are the same. The initial payment will be calculated using the basis guaranteed in the applicable EQUI-VEST(R) contract or our current basis, whichever would provide the higher initial benefit.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the annuity involves a life contingency, the risk class and the age of the annuitants will affect payments.

Payments after the first three will vary according to the investment performance of variable investment option(s) selected to fund the variable payments. After that, each monthly payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the selected fund for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the annuity unit value for the valuation period which includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month.

ILLUSTRATION OF CALCULATION OF ANNUITY PAYMENTS


To show how we determine variable annuity payments, assume that the account value for an EQUI-VEST(R) contract on a retirement date is enough to fund an annuity with a monthly payment of $100 and that the annuity unit value of the selected variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the contract would be 26.74 (100 divided by 3.74 = 26.74). Based on a hypothetical average annuity unit value of $3.56 in October, the annuity payment due in December would be $95.19 (the number of units (26.74) times $3.56).


CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trusts owned by the variable annuity options.


The financial statements of the Separate Account at December 31, 2017 and for each of the two years in the period ended December 31, 2017, and the consolidated financial statements of AXA Equitable at December 31, 2017 and 2016 and for each of the three years in the period ended December 31, 2017 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

DISTRIBUTION OF THE CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Advisors a fee of $0, $0 and $0 for each of the years 2017, 2016 and 2015. AXA Equitable paid AXA Advisors, as distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A, $521,468,953 in 2017, $542,160,541 in 2016 and $560,399,960 in 2015.
Of these amounts, for each of these three years, AXA Advisors retained $267,653,575, $281,641,950 and $285,764,982, respectively.

Under a Distribution Agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Distributors, LLC, distribution fees of $480,771,028 in 2017, $507,645,857 in 2016 and $490,800,838 in 2015, as distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A. Of these amounts, for each of these three years, AXA Distributors, LLC retained $0, $7,262,669 and $0, respectively.

CALCULATING UNIT VALUES

Unit values are determined at the end of each "valuation period" for each of the variable investment options. A valuation period is each business day together with any consecutive preceding non-business day. The unit values for EQUI-VEST(R) may vary. The method of calculating unit values is set forth below.

The unit value for a variable investment option for any valuation period is equal to the unit value for the preceding valuation period multiplied by the "net investment factor" for the variable investment option for that valuation period. The net investment factor is:

                              (   _a   )     -    c
                                   b

where:

(a)is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period before giving effect to any amounts allocated to or withdrawn from the variable investment options for the valuation period. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and direct expenses of such Trust.

(b)is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period (after any amounts allocated or withdrawn for that valuation period).

(c)is the daily Separate Account A asset charge for the expenses of the contracts times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes.

CONDENSED FINANCIAL INFORMATION


The following tables set forth the unit values and number of units outstanding at the year end for each variable investment option, except those options offered for the first time after December 31, 2017. The tables show unit values based on the specified separate account charges that would apply to any contract or investment option to which this SAI relates, except those unit values for series 100 through 400 presented in the prospectus. The tables also show the total number of units outstanding for all contracts to which this SAI relates. Please refer to the prospectus for a presentation of the unit values and units outstanding for the series presented in the prospectus.


EQUI-VEST(R) TSA CONTRACTS FOR DOUGLAS COUNTY SCHOOL DISTRICT AND MODIFIED TSA FROEDTERT MEMORIAL LUTHERAN HOSPITAL


THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $104.33 $105.90 $101.03 $108.74 $118.13
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       3       1
------------------------------------------------------------------------------------------------------------------------
1290 VT EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 89.25 $ 98.66 $113.13 $111.67 $130.28 $170.11 $183.20 $178.46 $199.82 $229.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       8      13      15      17      24      24      23      24      22
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.54 $118.51 $128.75 $129.31 $134.87 $148.34 $149.42 $151.95 $162.17 $170.65
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       3       4       5       6       6       7       7       6
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.70 $143.97 $189.25 $180.99 $211.38 $291.41 $297.64 $278.15 $339.81 $390.96
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         8      18      37      54      67      92     103     114     125     131
------------------------------------------------------------------------------------------------------------------------
1290 VT HIGH YIELD BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $101.58 $102.59 $ 98.52 $109.09 $115.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       1
------------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 56.37 $ 73.12 $ 81.53 $ 81.02 $ 93.73 $124.77 $140.48 $139.88 $152.42 $181.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       4       5       5       5       7       7       8       9       9
------------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $104.60 $119.19 $113.99 $126.51 $143.08 $145.18 $138.18 $150.03 $172.32
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       2       4       7      10      12      12      13      17
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 96.50 $100.55 $ 99.57 $101.44 $103.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       6      11      18      18
------------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $106.26 $ 96.65 $111.55 $145.56 $156.94 $150.69 $178.74 $204.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $103.35 $ 98.58 $112.17 $145.55 $162.40 $161.52 $177.72 $212.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       2       3       3
------------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $105.10 $ 93.16 $106.58 $145.12 $149.64 $140.73 $168.09 $189.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) TSA CONTRACTS FOR DOUGLAS COUNTY SCHOOL DISTRICT AND MODIFIED TSA FROEDTERT MEMORIAL LUTHERAN HOSPITAL (CONTINUED)


THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 96.03 $121.13 $135.74 $124.42 $140.78 $176.39 $183.05 $178.21 $192.13 $226.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        19      70     120     155     191     255     283     301     313     320
------------------------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.55 $116.64 $120.67 $118.82 $124.79 $135.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       3       4       6       8       8
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $106.32 $115.72 $123.01 $124.22 $128.74 $133.12 $135.37 $133.82 $136.50 $141.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3      12      24      31      37      46      56      58      58      54
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $102.93 $112.73 $115.97 $114.40 $119.00 $127.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1       2       2       2
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $101.61 $105.11 $106.87 $105.73 $107.74 $111.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       2       1       2       2
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.48 $116.20 $125.60 $123.59 $131.51 $143.67 $146.88 $144.61 $150.09 $161.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        10      28      50      65      79      96     103     113     117     122
------------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $175.77 $261.39 $288.71 $250.88 $290.84 $346.90 $349.58 $340.45 $352.51 $440.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         9      13      21      27      32      33      33      35      37      38
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 86.97 $116.64 $126.25 $103.93 $119.79 $139.51 $129.63 $122.89 $122.05 $152.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6      10      23      28      30      33      46      49      52      53
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $104.38 $ 86.84 $100.34 $120.42 $111.65 $107.98 $106.89 $131.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 98.96 $127.74 $134.27 $111.55 $129.86 $153.56 $141.26 $135.56 $135.34 $165.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        21      36      49      44      46      52      51      50      50      48
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.05 $ 85.32 $ 96.54 $ 91.62 $104.40 $136.11 $150.56 $149.76 $163.00 $197.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       3       5       5       5       5       6       6       7       6
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 73.59 $ 98.35 $111.55 $106.50 $120.04 $161.06 $177.31 $182.80 $191.14 $244.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        24      23      24      28      27      22      75      74      70      65
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.71 $ 94.08 $105.27 $ 99.31 $114.03 $149.69 $166.49 $158.36 $180.99 $204.22
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        61      63      66      65      59      56      57      53      51      50
------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) TSA CONTRACTS FOR DOUGLAS COUNTY SCHOOL DISTRICT AND MODIFIED TSA FROEDTERT MEMORIAL LUTHERAN HOSPITAL (CONTINUED)


THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 84.45 $113.69 $137.98 $123.85 $145.59 $192.00 $210.96 $201.66 $235.17 $261.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        14      31      36      35      35      36      34      33      31      29
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $159.75 $185.70 $202.78 $196.64 $212.01 $237.67 $243.30 $239.50 $250.70 $276.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        64     113     166     198     223      33      32      28      26      23
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $104.17 $120.66 $125.56 $123.45 $130.96 $145.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       3       7      11      13      15
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.29 $123.62 $136.66 $128.72 $142.26 $168.88 $173.67 $169.88 $180.59 $205.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        59     160     246     297     342     393     417     425     434     433
------------------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.50 $119.15 $123.72 $121.85 $125.31 $140.21
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       2       3       4       4
------------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $123.85 $166.93 $220.99 $218.13 $249.86 $342.12 $351.16 $337.88 $376.97 $458.28
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        10      11      13      14      14      14      15      16      15      15
------------------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 71.89 $ 99.96 $116.19 $108.38 $129.35 $178.27 $183.38 $184.04 $183.99 $229.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3      11      17      20      29      33      34      34      28
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 71.38 $ 92.33 $101.84 $101.01 $111.34 $126.42 $133.05 $127.85 $139.94 $152.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6       8      12      12      11      14      16      20      19      19
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 64.76 $ 82.29 $101.34 $ 90.80 $105.13 $142.40 $144.12 $133.49 $165.18 $182.90
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       3       2       2       3       3       3       2       2
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 59.69 $ 75.98 $ 83.12 $ 78.72 $ 89.49 $109.34 $114.29 $110.08 $119.46 $136.09
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       6       8       9      10      12      13      15      15      13
------------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 85.09 $132.45 $173.65 $158.84 $171.19 $235.04 $231.27 $216.60 $205.36 $260.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4      11      27      45      60      67      69      71      72      71
------------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 93.21 $119.84 $128.52 $131.03 $146.18 $184.38 $197.01 $217.73 $230.48 $307.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       5       7       8       8       8       8      14      16
------------------------------------------------------------------------------------------------------------------------
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 66.27 $ 82.17 $ 91.15 $ 86.31 $ 97.68 $125.14 $136.04 $131.61 $147.59 $167.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       6       6       6       8       8       8       8       7
------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) TSA CONTRACTS FOR DOUGLAS COUNTY SCHOOL DISTRICT AND MODIFIED TSA FROEDTERT MEMORIAL LUTHERAN HOSPITAL (CONTINUED)


THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 63.91 $ 82.36 $ 88.15 $ 80.10 $ 94.73 $119.17 $119.40 $115.20 $120.19 $144.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       3       7       8       8      11      12      14      14      13
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $123.02 $134.01 $141.96 $148.19 $154.67 $151.74 $153.96 $151.59 $154.64 $156.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       5       8      11      16      16      17      20      20      19
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.65 $104.86 $132.65 $110.84 $122.33 $179.16 $172.91 $161.00 $174.48 $215.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       4       5       5       5       5       5       5       5
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $118.36 $148.28 $182.96 $164.97 $190.90 $270.01 $253.90 $218.57 $271.27 $299.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        12      12      13      12      11      13      12      11      10      10
------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $122.36 $157.97 $175.79 $168.80 $190.08 $259.45 $282.06 $262.33 $306.68 $328.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        12      22      40      54      67      75      79      82      89      87
------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.94 $106.74 $122.49 $126.25 $146.89 $191.81 $210.07 $212.16 $227.96 $283.38
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        22      24      23      16      14      14      14      14      14      13
------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $130.18 $165.98 $191.06 $190.83 $218.60 $286.97 $318.67 $315.63 $349.36 $417.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        57      62      63      58      52      50      47      43      41      40
------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.47 $111.40 $116.78 $121.28 $123.99 $120.91 $122.72 $122.14 $122.72 $123.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         7      13      16      17      22      26      31      35      39      42
------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 94.70 $ 90.88 $ 73.72 $ 80.15 $106.44
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       2
------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $146.69 $183.42 $208.43 $210.20 $240.04 $312.84 $350.25 $349.87 $385.70 $462.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        27      42      54      58      61      66      70      74      81      92
------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $114.34 $115.54 $121.72 $125.93 $129.44 $125.05 $125.03 $119.19 $118.92 $123.33
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       7      12      19      23      24      25      25      27      26
------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $170.15 $165.19 $171.04 $178.93 $179.04 $174.52 $175.60 $174.77 $173.98 $173.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       3       3       4       5       5       5       6       5       5
------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 98.14 $123.91 $129.53 $112.99 $130.18 $156.71 $144.58 $140.22 $142.01 $173.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        35      45      47      47      48      50      55      59      61      66
------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) TSA CONTRACTS FOR DOUGLAS COUNTY SCHOOL DISTRICT AND MODIFIED TSA FROEDTERT MEMORIAL LUTHERAN HOSPITAL (CONTINUED)


THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 72.53 $ 92.30 $105.39 $102.37 $120.13 $160.76 $173.52 $161.31 $187.63 $219.38
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       4       4       5       8      24      28      27      27
------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 77.34 $101.41 $112.88 $106.01 $121.92 $164.06 $185.96 $180.08 $216.88 $253.02
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       6       5       6       7       8       9      11      14      23
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 50.08 $ 68.69 $ 78.93 $ 80.07 $ 91.03 $119.52 $132.94 $138.15 $145.60 $186.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         9      11      14      18      23      27      34      44      55      62
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 45.11 $ 53.26 $ 60.50 $ 59.76 $ 69.05 $ 90.04 $100.49 $ 95.17 $109.86 $123.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1      10       6      19      20      32      38      43      48      52
------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 97.87 $133.11 $151.63 $134.16 $159.14 $179.23 $168.73 $167.54 $169.32 $221.59
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       5      16      25      34      40      39      41      46      52
------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 71.21 $ 96.16 $119.83 $115.90 $134.47 $176.67 $190.82 $183.70 $218.30 $249.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        25      43      54      55      57      73      85      98     114     129
------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $142.90 $142.03 $140.88 $139.62 $138.36 $137.11 $135.88 $134.65 $133.45 $132.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        27      25      23      24      26      27      27      33      27      27
------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.34 $ 93.87 $107.16 $ 97.04 $115.76 $144.92 $146.19 $149.48 $148.20 $199.18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       6       8       9      15      17      19      19      20
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 90.99 $ 97.27 $ 94.11 $102.89 $104.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       5      11      17      20
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.14 $111.46 $111.38 $110.17 $110.81 $109.90 $108.82 $107.54 $108.70 $109.76
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        15      20      28      27      28      32      33      33      32      30
------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $163.80 $172.52 $182.03 $183.03 $186.20 $180.32 $183.88 $182.64 $183.13 $184.01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       8       9       9      10       9      10      11      10       9
------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $105.69 $132.11 $164.72 $156.72 $179.44 $244.43 $253.98 $240.19 $286.90 $324.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         8      19      26      25      26      31      33      34      37      39
------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 66.42 $ 93.88 $108.29 $105.23 $124.02 $169.52 $182.51 $199.36 $200.22 $264.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4      10      27      45      62      71      72      80      84      88
------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) TSA CONTRACTS FOR DOUGLAS COUNTY SCHOOL DISTRICT AND MODIFIED TSA FROEDTERT MEMORIAL LUTHERAN HOSPITAL (CONTINUED)


THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.



-----------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                         ------------------------------------------------------------------------------
                                          2008   2009    2010    2011    2012    2013    2014    2015    2016    2017
-----------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $79.61 $104.49 $117.08 $112.75 $126.12 $169.40 $192.12 $187.67 $204.86 $246.23
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        1       1       2       2       2       3       4       7       8       9
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      -- $106.10 $102.22 $117.64 $152.67 $168.93 $168.10 $179.47 $216.26
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --       4       8      13      19      26      28      29
-----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      -- $107.80 $ 99.78 $116.87 $153.52 $172.35 $154.53 $173.48 $190.57
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --       1       1       2       4       3       4
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      -- $110.84 $102.45 $129.80 $131.77 $149.31 $145.39 $146.70 $163.89
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --       1       2       3       5       6       6
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      -- $ 95.26 $110.41 $116.82 $117.60 $112.62 $123.69 $130.08
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --       3       4       6       7       9      10
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      -- $109.72 $101.13 $115.51 $135.90 $134.79 $130.09 $128.02 $155.70
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --       1       2       3       3       5       6       7
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      -- $104.48 $ 96.81 $106.12 $135.10 $139.47 $132.30 $148.37 $168.58
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --       2       2       2       2       2
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      -- $108.80 $106.77 $120.25 $163.36 $165.27 $154.38 $171.10 $192.84
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --       1       1       1
-----------------------------------------------------------------------------------------------------------------------
IVY VIP ENERGY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      -- $113.76 $102.50 $102.98 $130.38 $115.56 $ 89.16 $118.89 $102.92
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --       1       1       1       4       4       5
-----------------------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      -- $106.38 $110.97 $130.46 $142.86 $144.28 $133.68 $153.92 $162.73
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --       4      18      35      52      66      78      87
-----------------------------------------------------------------------------------------------------------------------
IVY VIP MID CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      -- $ 89.94 $101.21 $130.33 $139.32 $130.09 $136.80 $172.04
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --       1       6      14      20      27      33      34
-----------------------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      -- $112.82 $ 99.95 $104.16 $147.99 $148.99 $150.43 $153.43 $187.20
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --       1       1       2
-----------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      -- $113.56 $ 92.25 $111.57 $109.19 $103.19 $ 81.75 $ 97.85 $123.96
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --       2      12      23      37      50      69      80      86
-----------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) TSA CONTRACTS FOR DOUGLAS COUNTY SCHOOL DISTRICT AND MODIFIED TSA FROEDTERT MEMORIAL LUTHERAN HOSPITAL (CONTINUED)


THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $106.19 $103.36 $118.75 $150.20 $150.54 $158.61 $163.23 $205.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       2       6       9      16      19      23
------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $102.09 $ 98.72 $116.26 $151.78 $166.52 $164.95 $177.06 $215.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1      --
------------------------------------------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $191.84 $201.23 $255.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       3       4       4
------------------------------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $119.21 $119.39 $135.19 $180.48 $197.47 $216.30 $232.34 $319.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       3       4       6       8      11      11
------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $110.95 $117.11 $131.39 $156.53 $174.46 $147.37 $162.46 $184.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       3       7      13      23      27      29      32
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 63.29 $ 86.31 $100.86 $ 93.90 $106.27 $144.71 $158.98 $164.04 $168.38 $217.80
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        38      44      50      49      42      23      22      18      16      13
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $125.82 $135.05 $142.14 $149.04 $155.78 $150.75 $154.99 $153.79 $156.43 $159.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       6      10      13      16      16      17      18      19      19
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 69.33 $ 97.40 $122.48 $111.81 $127.92 $177.69 $184.65 $180.20 $190.69 $239.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       4       6       6       7      10      10      11      11      12
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 89.64 $128.24 $158.75 $136.35 $155.14 $208.47 $217.62 $203.69 $240.37 $260.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       5       7       8       9      11      11      10      10      10
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 66.61 $104.59 $122.00 $115.08 $129.35 $173.81 $195.59 $206.03 $222.44 $306.69
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       7      10      10      12      12      13      14      15      15
------------------------------------------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.42 $ 94.68 $103.90 $100.06 $109.93 $124.27 $126.80 $123.26 $129.03 $142.33
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       6      14      14      16      18      15      17      17      12
------------------------------------------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 74.97 $ 91.54 $101.54 $ 96.70 $108.15 $127.64 $131.59 $127.75 $135.99 $155.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       5      15      19      22      29      31      36      36      36
------------------------------------------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 72.08 $ 89.69 $100.20 $ 94.68 $107.07 $129.72 $134.33 $130.41 $139.61 $162.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       4      11      13      15      19      22      24      26      28
------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) TSA CONTRACTS FOR DOUGLAS COUNTY SCHOOL DISTRICT AND MODIFIED TSA FROEDTERT MEMORIAL LUTHERAN HOSPITAL (CONTINUED)


THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.



--------------------------------------------------------------------------------------------------------------------
                                                              FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------------------------------------------------
                                          2008   2009   2010   2011   2012    2013    2014    2015    2016    2017
--------------------------------------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION
--------------------------------------------------------------------------------------------------------------------
   Unit value                            $69.01 $87.37 $98.09 $91.83 $105.04 $130.35 $135.35 $131.15 $141.26 $167.57
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        1      4      7      9      11      13      16      19      21      23
--------------------------------------------------------------------------------------------------------------------
TARGET 2055 ALLOCATION
--------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --     --      --      --      -- $ 91.72 $ 99.53 $120.13
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --      --      --      --      --       2       5
--------------------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL HARD ASSETS FUND
--------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     -- $83.18 $ 84.99 $ 92.90 $ 74.25 $ 48.84 $ 69.41 $ 67.43
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      2       6      10      13      17      21      23
--------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) TSA Contracts for NY Housing Development Corporation

--------------------------------------------------------------------------------


THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $104.46 $106.25 $101.57 $109.55 $119.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
1290 VT EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 90.01 $ 99.70 $114.56 $113.30 $132.46 $173.30 $187.01 $182.54 $204.80 $235.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       2       1       1       1       1       1       1       2
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.30 $119.63 $130.22 $131.06 $136.97 $150.95 $152.35 $155.25 $166.03 $175.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1      --       1       1      --      --       1
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.58 $145.49 $191.63 $183.65 $214.91 $296.87 $303.84 $284.51 $348.27 $401.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       4       5       6       7       8       8       8       7      11
------------------------------------------------------------------------------------------------------------------------
1290 VT HIGH YIELD BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $101.71 $102.93 $ 99.05 $109.89 $116.19
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 57.45 $ 74.66 $ 83.42 $ 83.06 $ 96.29 $128.44 $144.90 $144.57 $157.85 $188.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       3       3       2       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $104.67 $119.50 $114.52 $127.35 $144.32 $146.74 $139.95 $152.26 $175.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       2
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 96.62 $100.88 $100.10 $102.19 $104.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       5
------------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $106.41 $ 96.98 $112.15 $146.65 $158.44 $152.43 $181.16 $207.29
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $103.49 $ 98.92 $112.78 $146.64 $163.94 $163.38 $180.13 $216.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $105.25 $ 93.48 $107.16 $146.20 $151.06 $142.35 $170.38 $192.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 97.05 $122.66 $137.73 $126.51 $143.43 $180.07 $187.24 $182.67 $197.33 $233.37
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       5       6       8       7       9       9       8       9
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.68 $117.03 $121.32 $119.69 $125.96 $137.41
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.45 $117.19 $124.82 $126.30 $131.16 $135.89 $138.47 $137.17 $140.19 $146.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       1       2       1       2       2       3
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.06 $113.10 $116.59 $115.24 $120.12 $128.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $101.74 $105.46 $107.44 $106.51 $108.76 $112.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.57 $117.67 $127.45 $125.66 $133.98 $146.67 $150.24 $148.22 $154.15 $166.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       2       3       3       4       4       4       3       6
------------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $179.52 $267.50 $296.06 $257.78 $299.45 $357.89 $361.38 $352.65 $365.87 $458.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         7       6       7       6       6       6       6       6       5       5
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 88.62 $119.10 $129.17 $106.55 $123.06 $143.61 $133.71 $127.01 $126.39 $158.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       3       3       4       3       5       5       3       3
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $104.53 $ 87.14 $100.88 $121.32 $112.71 $109.23 $108.34 $133.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.84 $130.43 $137.38 $114.36 $133.40 $158.07 $145.70 $140.10 $140.16 $171.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        15      22      28      31       5       5       5       5       4       4
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 69.35 $ 87.12 $ 98.78 $ 93.93 $107.25 $140.10 $155.29 $154.78 $168.80 $204.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 75.16 $100.65 $114.39 $109.43 $123.60 $166.16 $183.29 $189.35 $198.39 $254.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       3       3       4       4      13      12      10       9
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 80.21 $ 96.07 $107.70 $101.82 $117.14 $154.09 $171.72 $163.67 $187.43 $211.91
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       7      10       9      10      10      13      13      10       7
------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 86.25 $116.35 $141.49 $127.25 $149.90 $198.08 $218.08 $208.89 $244.09 $272.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       5       6       6       6       6       6       6       5       4
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $133.37 $155.35 $169.97 $165.16 $178.43 $200.42 $205.05 $201.82 $211.14 $232.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       8      12      10      13      16      16      16      15      23
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $104.30 $121.06 $126.23 $124.35 $132.19 $146.75
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       1
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.37 $125.19 $138.67 $130.88 $144.93 $172.40 $177.64 $174.12 $185.48 $211.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       6       8      11      13      17      17      15      15      24
------------------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.63 $119.54 $124.38 $122.75 $126.49 $141.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 98.47 $133.00 $176.42 $174.49 $200.28 $274.79 $282.62 $272.48 $304.61 $371.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       3       3       3       3       3       3       3       3
------------------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 73.26 $102.07 $118.88 $111.11 $132.88 $183.51 $189.14 $190.20 $190.54 $237.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       3       4       5       6       6       6       6       5       6
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 71.71 $ 92.95 $102.73 $102.10 $112.76 $128.29 $135.30 $130.27 $142.87 $156.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       2       2       2       2       2       2       1       1       1
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 65.06 $ 82.84 $102.22 $ 91.78 $106.47 $144.51 $146.55 $136.01 $168.64 $187.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 59.88 $ 76.39 $ 83.73 $ 79.45 $ 90.51 $110.81 $116.06 $112.01 $121.80 $139.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 85.72 $133.70 $175.64 $160.99 $173.86 $239.18 $235.82 $221.30 $210.24 $267.02
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       2       4       3       4       4       4       3       5
------------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 94.01 $121.11 $130.14 $132.95 $148.63 $187.84 $201.11 $222.71 $236.22 $315.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       1       1       1       1       1       2       2
------------------------------------------------------------------------------------------------------------------------
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 66.58 $ 82.72 $ 91.95 $ 87.24 $ 98.93 $127.00 $138.34 $134.10 $150.69 $170.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 64.21 $ 82.91 $ 88.92 $ 80.96 $ 95.94 $120.94 $121.41 $117.38 $122.71 $147.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 94.01 $102.61 $108.92 $113.93 $119.15 $117.13 $119.08 $117.49 $120.09 $121.91
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       2       2       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.32 $105.97 $134.32 $112.47 $124.38 $182.52 $176.51 $164.68 $178.83 $220.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $120.62 $151.41 $187.20 $169.13 $196.11 $277.93 $261.89 $225.90 $280.92 $310.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $124.97 $161.67 $180.26 $173.44 $195.71 $267.66 $291.58 $271.73 $318.31 $341.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       4       6       7       9       9       9       9       8       9
------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 83.50 $108.99 $125.33 $129.43 $150.90 $197.44 $216.67 $219.27 $236.07 $294.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       2       2       2       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 91.86 $117.35 $135.36 $135.46 $155.49 $204.53 $227.59 $225.87 $250.51 $299.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        13      20      22      22      24      22      21      23      20      20
------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $111.04 $113.23 $118.93 $123.77 $126.78 $123.89 $125.99 $125.66 $126.50 $127.45
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       6       7       8       3       3       3       3       3       6
------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 94.82 $ 91.19 $ 74.11 $ 80.74 $107.44
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       3
------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.38 $129.53 $147.48 $149.04 $170.53 $222.70 $249.84 $250.07 $276.23 $332.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         8      11      14      20      21      17      17      18      13      19
------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $115.09 $116.53 $123.01 $127.52 $131.34 $127.15 $127.38 $121.67 $121.64 $126.41
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       1       2       3       3       3       3       2       2       2
------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $158.17 $153.88 $159.65 $167.34 $167.79 $163.88 $165.23 $164.77 $164.36 $163.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       1       1       1       2       1       1       2
------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 91.40 $115.64 $121.12 $105.87 $122.23 $147.43 $136.30 $132.45 $134.41 $164.47
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       5      12       7      10       8       9       8       7       7
------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 73.07 $ 93.17 $106.60 $103.75 $122.00 $163.59 $176.93 $164.81 $192.09 $225.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       1
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.99 $103.78 $115.75 $108.93 $125.53 $169.26 $192.24 $186.53 $225.11 $263.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1      --       1      --       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 51.86 $ 70.14 $ 80.76 $ 82.09 $ 93.51 $123.03 $137.12 $142.78 $150.78 $193.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       2       2       2       3       3       2       3
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 45.40 $ 53.72 $ 61.14 $ 60.51 $ 70.06 $ 91.55 $102.38 $ 97.16 $112.37 $126.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 98.60 $134.37 $153.37 $135.98 $161.62 $182.39 $172.04 $171.18 $173.34 $227.31
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       2       3       3       4       3       3       2       4
------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 72.41 $ 97.99 $122.35 $118.58 $137.85 $181.48 $196.41 $189.46 $225.60 $258.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        12      22      30      33       7       9       9       9       8       9
------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $136.21 $135.65 $134.83 $133.89 $132.95 $132.02 $131.10 $130.18 $129.27 $128.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        12      --       1       1       1       1       1       1       1       2
------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.66 $ 94.50 $108.09 $ 98.09 $117.24 $147.07 $148.66 $152.31 $151.31 $203.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       3       3       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 91.11 $ 97.59 $ 94.62 $103.65 $105.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       6
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.91 $112.51 $112.66 $111.66 $112.53 $111.84 $110.96 $109.88 $111.28 $112.59
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       3       5       5       6       6       6       6       5       5
------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $147.55 $155.71 $164.63 $165.87 $169.08 $164.07 $167.65 $166.85 $167.63 $168.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       2       2       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.21 $134.28 $167.76 $159.93 $183.49 $250.45 $260.75 $247.10 $295.75 $334.82
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        10      16      23      24       4       4       4       4       4       3
------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 66.99 $ 94.88 $109.66 $106.77 $126.10 $172.70 $186.31 $203.92 $205.21 $271.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         7      11      16      18       4       4       6       5       5      10
------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 80.29 $105.59 $118.55 $114.40 $128.23 $172.57 $196.12 $191.97 $209.97 $252.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2      --      --      --      --       2       3      --      --
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------
                                                             FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------
                                         2008 2009  2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $106.24 $102.56 $118.28 $153.81 $170.53 $170.04 $181.91 $219.63
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $107.95 $100.12 $117.50 $154.67 $173.99 $156.32 $175.83 $193.55
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $110.99 $102.80 $130.51 $132.75 $150.73 $147.06 $148.69 $166.45
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --       -- $ 95.38 $110.78 $117.44 $118.47 $113.67 $125.10 $131.83
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --      --       1       1      --       3
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $109.87 $101.48 $116.14 $136.91 $136.07 $131.59 $129.76 $158.13
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $104.63 $ 97.14 $106.70 $136.11 $140.79 $133.82 $150.38 $171.21
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $108.96 $107.13 $120.91 $164.58 $166.84 $156.16 $173.43 $195.85
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------
IVY VIP ENERGY
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $113.92 $102.85 $103.54 $131.35 $116.66 $ 90.19 $120.50 $104.53
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $106.45 $111.26 $131.08 $143.83 $145.54 $135.12 $155.89 $165.14
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --       1       2       2       2       2      11
------------------------------------------------------------------------------------------------------------------
IVY VIP MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --       -- $ 90.05 $101.55 $131.02 $140.34 $131.31 $138.36 $174.35
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --       1       1       2       2       6
------------------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $112.98 $100.29 $104.73 $149.09 $150.41 $152.17 $155.51 $190.12
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $113.64 $ 92.49 $112.10 $109.93 $104.10 $ 82.64 $ 99.11 $125.80
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --       3       5       4       6       7       6       9
------------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $106.34 $103.72 $119.40 $151.32 $151.97 $160.44 $165.44 $208.34
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $102.23 $ 99.06 $116.89 $152.91 $168.10 $166.85 $179.46 $219.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $193.91 $203.81 $259.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $119.29 $119.71 $135.82 $181.70 $199.20 $218.64 $235.32 $323.99
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1      --       2       2       2       5       1       4
------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $111.03 $117.43 $132.01 $157.58 $175.98 $148.96 $164.54 $187.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       2      --       1       1       1       1       3
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 50.44 $ 69.95 $ 81.90 $ 76.41 $ 86.65 $118.05 $129.73 $133.96 $137.60 $178.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        11      17      19      15      13      12       9       9       8       8
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $127.60 $137.24 $144.74 $152.07 $159.27 $154.43 $159.10 $158.19 $161.23 $164.91
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1       2       2       3       2       2       2
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 70.31 $ 98.99 $124.72 $114.08 $130.78 $182.04 $189.55 $185.36 $196.54 $247.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 90.91 $130.33 $161.66 $139.12 $158.62 $213.57 $223.40 $209.52 $247.75 $268.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       1       1       1       1      --       1
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 67.56 $106.29 $124.23 $117.42 $132.25 $178.07 $200.78 $211.92 $229.26 $316.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       2       3       3       7       1       1       2       1       2
------------------------------------------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.79 $ 95.32 $104.80 $101.14 $111.34 $126.12 $128.94 $125.59 $131.74 $145.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       1      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 75.33 $ 92.15 $102.43 $ 97.74 $109.53 $129.54 $133.82 $130.17 $138.85 $159.13
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       3       3       4       4       3       3       3       5
------------------------------------------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 72.42 $ 90.29 $101.07 $ 95.70 $108.44 $131.65 $136.60 $132.89 $142.55 $166.70
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       2       1       2       2       2       1       2
------------------------------------------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 69.33 $ 87.96 $ 98.94 $ 92.82 $106.39 $132.29 $137.64 $133.63 $144.23 $171.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



---------------------------------------------------------------------------------------------------------
                                                        FOR THE YEARS ENDING DECEMBER 31,
                                         ----------------------------------------------------------------
                                         2008 2009 2010  2011   2012   2013   2014   2015   2016   2017
---------------------------------------------------------------------------------------------------------
TARGET 2055 ALLOCATION
---------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --      --     --     --     -- $91.72 $99.86 $120.77
---------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --      --     --     --     --     --     --      --
---------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND
---------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --  $83.28 $85.27 $93.39 $74.80 $49.30 $70.20 $ 68.34
---------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --      --     --     --      1      1      1       1
---------------------------------------------------------------------------------------------------------

EQUI-VEST(R) Vantage/SM/ Contracts

--------------------------------------------------------------------------------


THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $104.33 $105.90 $101.03 $108.74 $118.13
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       3       1
------------------------------------------------------------------------------------------------------------------------
1290 VT EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 89.25 $ 98.66 $113.13 $111.67 $130.28 $170.11 $183.20 $178.46 $199.82 $229.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       8      13      15      17      24      24      23      24      22
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.54 $118.51 $128.75 $129.31 $134.87 $148.34 $149.42 $151.95 $162.17 $170.65
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       3       4       5       6       6       7       7       6
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.70 $143.97 $189.25 $180.99 $211.38 $291.41 $297.64 $278.15 $339.81 $390.96
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         8      18      37      54      67      92     103     114     125     131
------------------------------------------------------------------------------------------------------------------------
1290 VT HIGH YIELD BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $101.58 $102.59 $ 98.52 $109.09 $115.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       1
------------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 56.37 $ 73.12 $ 81.53 $ 81.02 $ 93.73 $124.77 $140.48 $139.88 $152.42 $181.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       4       5       5       5       7       7       8       9       9
------------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $104.60 $119.19 $113.99 $126.51 $143.08 $145.18 $138.18 $150.03 $172.32
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       2       4       7      10      12      12      13      17
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 96.50 $100.55 $ 99.57 $101.44 $103.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       6      11      18      18
------------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $106.26 $ 96.65 $111.55 $145.56 $156.94 $150.69 $178.74 $204.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $103.35 $ 98.58 $112.17 $145.55 $162.40 $161.52 $177.72 $212.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       2       3       3
------------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $105.10 $ 93.16 $106.58 $145.12 $149.64 $140.73 $168.09 $189.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 96.03 $121.13 $135.74 $124.42 $140.78 $176.39 $183.05 $178.21 $192.13 $226.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        19      70     120     155     191     255     283     301     313     320
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.55 $116.64 $120.67 $118.82 $124.79 $135.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       3       4       6       8       8
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $106.32 $115.72 $123.01 $124.22 $128.74 $133.12 $135.37 $133.82 $136.50 $141.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3      12      24      31      37      46      56      58      58      54
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $102.93 $112.73 $115.97 $114.40 $119.00 $127.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1       2       2       2
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $101.61 $105.11 $106.87 $105.73 $107.74 $111.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       2       1       2       2
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.48 $116.20 $125.60 $123.59 $131.51 $143.67 $146.88 $144.61 $150.09 $161.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        10      28      50      65      79      96     103     113     117     122
------------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $208.48 $310.04 $342.45 $297.57 $344.97 $411.47 $414.64 $403.82 $418.11 $522.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       3       3       2       6       6       6       5       5
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 86.97 $116.64 $126.25 $103.93 $119.79 $139.51 $129.63 $122.89 $122.05 $152.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6      10      23      28      30      33      46      49      52      53
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $104.38 $ 86.84 $100.34 $120.42 $111.65 $107.98 $106.89 $131.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       0
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 98.96 $127.74 $134.27 $111.55 $129.86 $153.56 $141.26 $135.56 $135.34 $165.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        21      36      49      44      46      52      51      50      50      48
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.05 $ 85.32 $ 96.54 $ 91.62 $104.40 $136.11 $150.56 $149.76 $163.00 $197.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       3       5       5       5       5       6       6       7       6
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 65.89 $ 88.06 $ 99.88 $ 95.36 $107.48 $144.21 $158.75 $163.67 $171.14 $219.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       3       5       5       4       6      24      24      23      22
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.18 $ 93.31 $104.20 $ 98.03 $112.55 $147.76 $164.33 $156.31 $178.64 $201.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        15      14      17      16      15      31      30      29      28      26
------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.51 $140.70 $170.75 $153.26 $180.17 $237.61 $261.07 $249.56 $291.03 $323.96
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       6       8       7       6      12      12      11      11      10
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $112.73 $130.72 $142.39 $137.73 $148.50 $166.46 $169.97 $166.95 $174.31 $191.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        15      19      33      41      42      78      75      77      76      72
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $104.17 $120.66 $125.56 $123.45 $130.96 $145.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       3       7      11      13      15
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.29 $123.62 $136.66 $128.72 $142.26 $168.88 $173.67 $169.88 $180.59 $205.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        59     160     246     297     342     393     417     425     434     433
------------------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.50 $119.15 $123.72 $121.85 $125.31 $140.21
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       2       3       4       4
------------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 88.24 $118.65 $156.68 $154.27 $176.70 $241.96 $248.36 $238.96 $266.60 $324.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       4       4       4       4       5       4       4       4       4
------------------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 71.89 $ 99.96 $116.19 $108.38 $129.35 $178.27 $183.38 $184.04 $183.99 $229.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3      11      17      20      29      33      34      34      28
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 71.38 $ 92.33 $101.84 $101.01 $111.34 $126.42 $133.05 $127.85 $139.94 $152.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6       8      12      12      11      14      16      20      19      19
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 64.76 $ 82.29 $101.34 $ 90.80 $105.13 $142.40 $144.12 $133.49 $165.18 $182.90
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       3       3       2       3       3       3       2       2
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 59.69 $ 75.98 $ 83.12 $ 78.72 $ 89.49 $109.34 $114.29 $110.08 $119.46 $136.09
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       6       8       9      10      12      13      15      15      13
------------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 85.09 $132.45 $173.65 $158.84 $171.19 $235.04 $231.27 $216.60 $205.36 $260.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4      11      27      45      60      67      69      71      72      71
------------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 93.21 $119.84 $128.52 $131.03 $146.18 $184.38 $197.01 $217.73 $230.48 $307.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       5       7       8       8       8       8      14      16
------------------------------------------------------------------------------------------------------------------------
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 66.27 $ 82.17 $ 91.15 $ 86.31 $ 97.68 $125.14 $136.04 $131.61 $147.59 $167.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       6       6       6       8       8       8       8       7
------------------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 63.91 $ 82.36 $ 88.15 $ 80.10 $ 94.73 $119.17 $119.40 $115.20 $120.19 $144.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       3       7       8       8      11      12      14      14      13
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 83.70 $ 90.94 $ 96.10 $100.07 $104.45 $102.61 $104.11 $102.51 $104.57 $105.95
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       5       5       5       4       5       4       4       4       4
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.65 $104.86 $132.65 $110.84 $122.33 $179.16 $172.91 $161.00 $174.48 $215.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       4       5       5       5       5       5       5       5
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $118.36 $148.28 $182.96 $164.97 $190.90 $270.01 $253.90 $218.57 $271.27 $299.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        12      12      13      12      11      13      12      11      10      10
------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $119.54 $154.34 $171.74 $164.91 $185.71 $253.48 $275.57 $256.30 $299.63 $321.02
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       4       4       6       6      10      11      14      15      16
------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.94 $106.74 $122.49 $126.25 $146.89 $191.81 $210.07 $212.16 $227.96 $283.38
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        22      24      23      16      14      14      14      14      14      13
------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 70.15 $ 89.22 $102.45 $102.06 $116.92 $153.49 $170.44 $168.82 $186.86 $223.09
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         8       8      13      13      11      50      47      45      44      41
------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.47 $111.40 $116.78 $121.28 $123.99 $120.91 $122.72 $122.14 $122.72 $123.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         7      13      16      17      22      26      31      35      39      42
------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 94.70 $ 90.88 $ 73.72 $ 80.15 $106.44
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       2
------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.31 $ 98.92 $121.13 $112.80 $128.81 $167.88 $187.96 $187.73 $206.94 $248.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        11      12      14      14      15      29      32      36      41      45
------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $114.34 $115.54 $121.72 $125.93 $129.44 $125.05 $125.03 $119.19 $118.92 $123.33
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       7      12      19      23      24      25      25      27      26
------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $144.81 $140.25 $144.85 $151.15 $151.25 $147.43 $148.34 $147.64 $146.97 $146.15
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       2       2       2       2       2       1       1       2       2
------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 80.34 $101.19 $105.51 $ 91.81 $105.78 $127.34 $117.49 $113.94 $115.40 $140.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        10      10      12      12      11      19      19      19      19      19
------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 72.53 $ 92.30 $105.39 $102.37 $120.13 $160.76 $173.52 $161.31 $187.63 $219.38
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       4       4       5       8      24      28      27      27
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 76.49 $100.30 $111.64 $104.85 $120.58 $162.26 $183.92 $178.11 $214.51 $250.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       1       1       1       1       1       2       4
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 50.89 $ 68.69 $ 78.93 $ 80.07 $ 91.03 $119.52 $132.94 $138.15 $145.60 $186.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         9      11      14      18      23      27      34      44      55      62
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 45.11 $ 53.26 $ 60.50 $ 59.76 $ 69.05 $ 90.04 $100.49 $ 95.17 $109.86 $123.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1      10       6      19      20      32      38      43      48      52
------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 97.87 $133.11 $151.63 $134.16 $159.14 $179.23 $168.73 $167.54 $169.32 $221.59
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       5      16      25      34      40      39      41      46      52
------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 71.21 $ 96.16 $119.83 $115.90 $134.47 $176.67 $190.82 $183.70 $218.30 $249.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        25      43      54      55      57      73      85      98     114     129
------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $125.93 $124.79 $123.68 $122.57 $121.47 $120.37 $119.29 $118.22 $117.16 $116.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1       1       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.34 $ 93.87 $107.16 $ 97.04 $115.76 $144.92 $146.19 $149.48 $148.20 $199.18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       6       8       9      15      17      19      19      20
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 90.99 $ 97.27 $ 94.11 $102.89 $104.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       5      11      17      20
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.14 $111.46 $111.38 $110.17 $110.81 $109.90 $108.82 $107.54 $108.70 $109.76
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        15      20      28      27      28      32      33      33      32      30
------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $133.03 $139.83 $147.22 $147.68 $150.23 $145.48 $148.36 $147.35 $147.75 $148.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       4       4       4       4       4       3       2       2       2
------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $105.69 $132.11 $164.72 $156.72 $179.44 $244.43 $253.98 $240.19 $286.90 $324.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         8      19      26      25      26      31      33      34      37      39
------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 66.42 $ 93.88 $108.29 $105.23 $124.02 $169.52 $182.51 $199.36 $200.22 $264.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4      10      27      45      62      71      72      80      84      88
------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.61 $104.49 $117.08 $112.75 $126.12 $169.40 $192.12 $187.67 $204.86 $246.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       2       2       2       3       4       7       8       9
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------
                                                             FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------
                                         2008 2009  2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $106.10 $102.22 $117.64 $152.67 $168.93 $168.10 $179.47 $216.26
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --       4       8      13      19      26      28      29
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $107.80 $ 99.78 $116.87 $153.52 $172.35 $154.53 $173.48 $190.57
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --       1       1       2       4       3       4
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $110.84 $102.45 $129.80 $131.77 $149.31 $145.39 $146.70 $163.89
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --       1       2       3       5       6       6
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --       -- $ 95.26 $110.41 $116.82 $117.60 $112.62 $123.69 $130.08
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --       3       4       6       7       9      10
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $109.72 $101.13 $115.51 $135.90 $134.79 $130.09 $128.02 $155.70
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --       1       2       3       3       5       6       7
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $104.48 $ 96.81 $106.12 $135.10 $139.47 $132.30 $148.37 $168.58
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $108.80 $106.77 $120.25 $163.36 $165.27 $154.38 $171.10 $192.84
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --      --      --       1       1       1
------------------------------------------------------------------------------------------------------------------
IVY VIP ENERGY
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $113.76 $102.50 $102.98 $130.38 $115.56 $ 89.16 $118.89 $102.92
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --       1       1       1       4       4       5
------------------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $106.38 $110.97 $130.46 $142.86 $144.28 $133.68 $153.92 $162.73
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --       4      18      35      52      66      78      87
------------------------------------------------------------------------------------------------------------------
IVY VIP MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --       -- $ 89.94 $101.21 $130.33 $139.32 $130.09 $136.80 $172.04
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --       1       6      14      20      27      33      34
------------------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $112.82 $ 99.95 $104.16 $147.99 $148.99 $150.43 $153.43 $187.20
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --      --      --       1       1       2
------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $113.56 $ 92.25 $111.57 $109.19 $103.19 $ 81.75 $ 97.85 $123.96
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --        2      12      23      37      50      69      80      86
------------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $106.19 $103.36 $118.75 $150.20 $150.54 $158.61 $163.23 $205.14
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --       1       2       6       9      16      19      23
------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $102.09 $ 98.72 $116.26 $151.78 $166.52 $164.95 $177.06 $215.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       0
------------------------------------------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $191.84 $201.23 $255.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       3       4       4
------------------------------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $119.21 $119.39 $135.19 $180.48 $197.47 $216.30 $232.34 $319.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       3       4       6       8      11      11
------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $110.95 $117.11 $131.39 $156.53 $174.46 $147.37 $162.46 $184.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       3       7      13      23      27      29      32
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 47.15 $ 64.14 $ 74.76 $ 69.43 $ 78.58 $106.80 $117.13 $120.71 $123.74 $159.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       5       5       3      16      16      15      15      14
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                             125.82  135.05 $142.14 $149.04 $155.78 $150.75 $154.99 $153.79 $156.43 $159.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       6      10      13      16      16      17      18      19      19
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 69.33 $ 97.40 $122.48 $111.81 $127.92 $177.69 $184.65 $180.20 $190.69 $239.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       4       6       6       7      10      10      11      11      12
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 89.64 $128.24 $158.75 $136.35 $155.14 $208.47 $217.62 $203.69 $240.37 $260.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       5       7       8       9      11      11      10      10      10
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 66.61 $104.59 $122.00 $115.08 $129.35 $173.81 $195.59 $206.03 $222.44 $306.69
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       7      10      10      12      12      13      14      15      15
------------------------------------------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.42 $ 94.68 $103.90 $100.06 $109.93 $124.27 $126.80 $123.26 $129.03 $142.33
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       6      14      14      16      18      15      17      17      12
------------------------------------------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 74.97 $ 91.54 $101.54 $ 96.70 $108.15 $127.64 $131.59 $127.75 $135.99 $155.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       5      15      19      22      29      31      36      36      36
------------------------------------------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 72.08 $ 89.69 $100.20 $ 94.68 $107.07 $129.72 $134.33 $130.41 $139.61 $162.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       4      11      13      15      19      22      24      26      28
------------------------------------------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 69.01 $ 87.37 $ 98.09 $ 91.83 $105.04 $130.35 $135.35 $131.15 $141.26 $167.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       4       7       9      11      13      16      19      21      23
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



---------------------------------------------------------------------------------------------------------
                                                        FOR THE YEARS ENDING DECEMBER 31,
                                         ----------------------------------------------------------------
                                         2008 2009 2010  2011   2012   2013   2014   2015   2016   2017
---------------------------------------------------------------------------------------------------------
TARGET 2055 ALLOCATION
---------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --      --     --     --     -- $91.72 $99.53 $120.13
---------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --      --     --     --     --     --      2       5
---------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND
---------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --  $83.18 $84.99 $92.90 $74.25 $48.84 $69.41 $ 67.43
---------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --       2      6     10     13     17     21      23
---------------------------------------------------------------------------------------------------------

EQUI-VEST(R) Vantage/SM/ Contracts

--------------------------------------------------------------------------------


THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $104.46 $106.25 $101.57 $109.55 $119.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
1290 VT EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 90.01 $ 99.70 $114.56 $113.30 $132.46 $173.30 $187.01 $182.54 $204.80 $235.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       2       1       1       1       1       1       1       2
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.30 $119.63 $130.22 $131.06 $136.97 $150.95 $152.35 $155.25 $166.03 $175.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1      --       1       1      --      --       1
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.58 $145.49 $191.63 $183.65 $214.91 $296.87 $303.84 $284.51 $348.27 $401.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       4       5       6       7       8       8       8       7      11
------------------------------------------------------------------------------------------------------------------------
1290 VT HIGH YIELD BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $101.71 $102.93 $ 99.05 $109.89 $116.19
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 57.45 $ 74.66 $ 83.42 $ 83.06 $ 96.29 $128.44 $144.90 $144.57 $157.85 $188.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       3       3       2       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $104.67 $119.50 $114.52 $127.35 $144.32 $146.74 $139.95 $152.26 $175.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       2
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 96.62 $100.88 $100.10 $102.19 $104.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       5
------------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $106.41 $ 96.98 $112.15 $146.65 $158.44 $152.43 $181.16 $207.29
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $103.49 $ 98.92 $112.78 $146.64 $163.94 $163.38 $180.13 $216.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $105.25 $ 93.48 $107.16 $146.20 $151.06 $142.35 $170.38 $192.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 97.05 $122.66 $137.73 $126.51 $143.43 $180.07 $187.24 $182.67 $197.33 $233.37
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       5       6       8       7       9       9       8       9
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.68 $117.03 $121.32 $119.69 $125.96 $137.41
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.45 $117.19 $124.82 $126.30 $131.16 $135.89 $138.47 $137.17 $140.19 $146.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       1       2       1       2       2       3
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.06 $113.10 $116.59 $115.24 $120.12 $128.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $101.74 $105.46 $107.44 $106.51 $108.76 $112.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.57 $117.67 $127.45 $125.66 $133.98 $146.67 $150.24 $148.22 $154.15 $166.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       2       3       3       4       4       4       3       6
------------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $179.52 $267.50 $296.06 $257.78 $299.45 $357.89 $361.38 $352.65 $365.87 $458.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         7       6       7       6       6       6       6       6       5       5
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 88.62 $119.10 $129.17 $106.55 $123.06 $143.61 $133.71 $127.01 $126.39 $158.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       3       3       4       3       5       5       3       3
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $104.53 $ 87.14 $100.88 $121.32 $112.71 $109.23 $108.34 $133.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.84 $130.43 $137.38 $114.36 $133.40 $158.07 $145.70 $140.10 $140.16 $171.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        15      22      28      31       5       5       5       5       4       4
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 69.35 $ 87.12 $ 98.78 $ 93.93 $107.25 $140.10 $155.29 $154.78 $168.80 $204.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 75.16 $100.65 $114.39 $109.43 $123.60 $166.16 $183.29 $189.35 $198.39 $254.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       3       3       4       4      13      12      10       9
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.67 $ 95.28 $106.61 $100.50 $115.62 $152.09 $169.50 $161.55 $185.00 $209.17
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        14      18      21      22      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 86.25 $116.35 $141.49 $127.25 $149.90 $198.08 $218.08 $208.89 $244.09 $272.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       5       6       6       6       6       6       6       5       4
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.23 $119.94 $130.91 $126.88 $137.08 $153.97 $157.53 $155.04 $162.21 $178.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        12      15      18      19      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $104.30 $121.06 $126.23 $124.35 $132.19 $146.75
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       1
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.37 $125.19 $138.67 $130.88 $144.93 $172.40 $177.64 $174.12 $185.48 $211.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       6       8      11      13      17      17      15      15      24
------------------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.63 $119.54 $124.38 $122.75 $126.49 $141.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $106.58 $143.59 $189.99 $187.45 $215.14 $295.19 $303.60 $292.71 $327.22 $398.60
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 73.26 $102.07 $118.88 $111.11 $132.88 $183.51 $189.14 $190.20 $190.54 $237.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       3       4       5       6       6       6       6       5       6
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 71.71 $ 92.95 $102.73 $102.10 $112.76 $128.29 $135.30 $130.27 $142.87 $156.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       2       2       2       2       2       2       1       1       1
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 65.06 $ 82.84 $102.22 $ 91.78 $106.47 $144.51 $146.55 $136.01 $168.64 $187.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 59.88 $ 76.39 $ 83.73 $ 79.45 $ 90.51 $110.81 $116.06 $112.01 $121.80 $139.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 85.72 $133.70 $175.64 $160.99 $173.86 $239.18 $235.82 $221.30 $210.24 $267.02
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       2       4       3       4       4       4       3       5
------------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 94.01 $121.11 $130.14 $132.95 $148.63 $187.84 $201.11 $222.71 $236.22 $315.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       1       1       1       1       1       2       2
------------------------------------------------------------------------------------------------------------------------
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 66.58 $ 82.72 $ 91.95 $ 87.24 $ 98.93 $127.00 $138.34 $134.10 $150.69 $170.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 64.21 $ 82.91 $ 88.92 $ 80.96 $ 95.94 $120.94 $121.41 $117.38 $122.71 $147.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 98.92 $107.70 $114.04 $118.98 $124.44 $122.49 $124.54 $122.88 $125.60 $127.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.32 $105.97 $134.32 $112.47 $124.38 $182.52 $176.51 $164.68 $178.83 $220.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $120.62 $151.41 $187.20 $169.13 $196.11 $277.93 $261.89 $225.90 $280.92 $310.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $124.97 $161.67 $180.26 $173.44 $195.71 $267.66 $291.58 $271.73 $318.31 $341.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       4       6       7       9       9       9       9       8       9
------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 83.50 $108.99 $125.33 $129.43 $150.90 $197.44 $216.67 $219.27 $236.07 $294.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       2       2       2       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 60.99 $ 77.72 $ 89.43 $ 89.27 $102.47 $134.79 $149.98 $148.85 $165.09 $197.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       5       8       9      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $111.04 $113.23 $118.93 $123.77 $126.78 $123.89 $125.99 $125.66 $126.50 $127.45
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       6       7       8       3       3       3       3       3       6
------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 94.82 $ 91.19 $ 74.11 $ 80.74 $107.44
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       3
------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.30 $ 85.37 $ 96.96 $ 97.74 $111.83 $146.05 $163.85 $163.98 $181.12 $217.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        14      19      24      30      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $115.09 $116.53 $123.01 $127.52 $131.34 $127.15 $127.38 $121.67 $121.64 $126.41
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       1       2       3       3       3       3       2       2       2
------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $144.80 $140.52 $145.42 $152.05 $152.46 $148.91 $150.13 $149.72 $149.34 $148.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.00 $ 99.70 $104.17 $ 90.83 $104.86 $126.48 $116.93 $113.63 $115.31 $141.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 73.07 $ 93.17 $106.60 $103.75 $122.00 $163.59 $176.93 $164.81 $192.09 $225.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       1
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.99 $103.78 $115.75 $108.93 $125.53 $169.26 $192.24 $186.53 $225.11 $263.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1      --       1      --       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 51.86 $ 70.14 $ 80.76 $ 82.09 $ 93.51 $123.03 $137.12 $142.78 $150.78 $193.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       2       2       2       3       3       2       3
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 45.40 $ 53.72 $ 61.14 $ 60.51 $ 70.06 $ 91.55 $102.38 $ 97.16 $112.37 $126.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 98.60 $134.37 $153.37 $135.98 $161.62 $182.39 $172.04 $171.18 $173.34 $227.31
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       2       3       3       4       3       3       2       4
------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 72.41 $ 97.99 $122.35 $118.58 $137.85 $181.48 $196.41 $189.46 $225.60 $258.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        12      22      30      33       7       9       9       9       8       9
------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $123.13 $122.26 $121.41 $120.57 $119.72 $118.88 $118.05 $117.22 $116.41 $116.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       2       2      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.66 $ 94.50 $108.09 $ 98.09 $117.24 $147.07 $148.66 $152.31 $151.31 $203.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       3       3       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 91.11 $ 97.59 $ 94.62 $103.65 $105.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       6
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.91 $112.51 $112.66 $111.66 $112.53 $111.84 $110.96 $109.88 $111.28 $112.59
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       3       5       5       6       6       6       6       5       5
------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $134.15 $141.29 $149.06 $149.82 $152.73 $148.19 $151.42 $150.70 $151.41 $152.44
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.21 $134.28 $167.76 $159.93 $183.49 $250.45 $260.75 $247.10 $295.75 $334.82
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        10      16      23      24       4       4       4       4       4       3
------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 66.99 $ 94.88 $109.66 $106.77 $126.10 $172.70 $186.31 $203.92 $205.21 $271.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         7      11      16      18       4       4       6       5       5      10
------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 80.29 $105.59 $118.55 $114.40 $128.23 $172.57 $196.12 $191.97 $209.97 $252.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2      --      --      --      --       2       3      --      --
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------
                                                             FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------
                                         2008 2009  2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $106.24 $102.56 $118.28 $153.81 $170.53 $170.04 $181.91 $219.63
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $107.95 $100.12 $117.50 $154.67 $173.99 $156.32 $175.83 $193.55
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $110.99 $102.80 $130.51 $132.75 $150.73 $147.06 $148.69 $166.45
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --       -- $ 95.38 $110.78 $117.44 $118.47 $113.67 $125.10 $131.83
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --      --       1       1      --       3
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $109.87 $101.48 $116.14 $136.91 $136.07 $131.59 $129.76 $158.13
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $104.63 $ 97.14 $106.70 $136.11 $140.79 $133.82 $150.38 $171.21
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $108.96 $107.13 $120.91 $164.58 $166.84 $156.16 $173.43 $195.85
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------
IVY VIP ENERGY
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $113.92 $102.85 $103.54 $131.35 $116.66 $ 90.19 $120.50 $104.53
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $106.45 $111.26 $131.08 $143.83 $145.54 $135.12 $155.89 $165.14
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --       1       2       2       2       2      11
------------------------------------------------------------------------------------------------------------------
IVY VIP MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --       -- $ 90.05 $101.55 $131.02 $140.34 $131.31 $138.36 $174.35
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --       1       1       2       2       6
------------------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $112.98 $100.29 $104.73 $149.09 $150.41 $152.17 $155.51 $190.12
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $113.64 $ 92.49 $112.10 $109.93 $104.10 $ 82.64 $ 99.11 $125.80
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --       3       5       4       6       7       6       9
------------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $106.34 $103.72 $119.40 $151.32 $151.97 $160.44 $165.44 $208.34
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $102.23 $ 99.06 $116.89 $152.91 $168.10 $166.85 $179.46 $219.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $193.91 $203.81 $259.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $119.29 $119.71 $135.82 $181.70 $199.20 $218.64 $235.32 $323.99
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1      --       2       2       2       5       1       4
------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $111.03 $117.43 $132.01 $157.58 $175.98 $148.96 $164.54 $187.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       2      --       1       1       1       1       3
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 50.69 $ 69.09 $ 80.69 $ 75.09 $ 85.16 $115.97 $127.44 $131.60 $135.17 $174.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $127.60 $137.24 $144.74 $152.07 $159.27 $154.43 $159.10 $158.19 $161.23 $164.91
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1       2       2       3       2       2       2
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 70.31 $ 98.99 $124.72 $114.08 $130.78 $182.04 $189.55 $185.36 $196.54 $247.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 90.91 $130.33 $161.66 $139.12 $158.62 $213.57 $223.40 $209.52 $247.75 $268.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1      --      --       1       1      --       1
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 67.56 $106.29 $124.23 $117.42 $132.25 $178.07 $200.78 $211.92 $229.26 $316.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       2       3       3       7       1       1       2       1       2
------------------------------------------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.79 $ 95.32 $104.80 $101.14 $111.34 $126.12 $128.94 $125.59 $131.74 $145.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 75.33 $ 92.15 $102.43 $ 97.74 $109.53 $129.54 $133.82 $130.17 $138.85 $159.13
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       3       3       4       4       3       3       3       5
------------------------------------------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 72.42 $ 90.29 $101.07 $ 95.70 $108.44 $131.65 $136.60 $132.89 $142.55 $166.70
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       2       1       2       2       2       1       2
------------------------------------------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 69.33 $ 87.96 $ 98.94 $ 92.82 $106.39 $132.29 $137.64 $133.63 $144.23 $171.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



---------------------------------------------------------------------------------------------------------
                                                        FOR THE YEARS ENDING DECEMBER 31,
                                         ----------------------------------------------------------------
                                         2008 2009 2010  2011   2012   2013   2014   2015   2016   2017
---------------------------------------------------------------------------------------------------------
TARGET 2055 ALLOCATION
---------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --      --     --     --     -- $91.72 $99.86 $120.77
---------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --      --     --     --     --     --     --      --
---------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL HARD ASSETS FUND
---------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --  $83.28 $85.27 $93.39 $74.80 $49.30 $70.20 $ 68.34
---------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --      --     --     --      1      1      1       1
---------------------------------------------------------------------------------------------------------

EQUI-VEST(R) Vantage/SM/ Contracts

--------------------------------------------------------------------------------


THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $104.60 $106.60 $102.12 $110.35 $120.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
1290 VT EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 90.78 $100.76 $116.00 $114.96 $134.67 $176.55 $190.90 $186.71 $209.90 $241.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       2       6      12      16      19      25
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.07 $120.76 $131.72 $132.83 $139.10 $153.61 $155.35 $158.62 $169.97 $179.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.46 $147.03 $194.05 $186.34 $218.50 $302.44 $310.16 $291.02 $356.95 $412.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       2       2       2       3       4       5       8      11
------------------------------------------------------------------------------------------------------------------------
1290 VT HIGH YIELD BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $101.84 $103.27 $ 99.58 $110.70 $117.28
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       2
------------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 51.72 $ 67.36 $ 75.42 $ 75.24 $ 87.40 $116.81 $132.05 $132.02 $144.44 $173.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $104.73 $119.82 $115.06 $128.21 $145.58 $148.32 $141.73 $154.51 $178.18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       2
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 96.75 $101.22 $100.64 $102.94 $105.80
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       6      10      14      14
------------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $106.56 $ 97.31 $112.76 $147.75 $159.94 $154.19 $183.62 $210.52
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $103.64 $ 99.26 $113.40 $147.73 $165.50 $165.27 $182.57 $219.37
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $105.39 $ 93.80 $107.75 $147.29 $152.50 $144.00 $172.69 $195.64
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       2
------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 98.08 $124.22 $139.76 $128.63 $146.13 $183.82 $191.54 $187.23 $202.67 $240.17
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       2       2       3       2       3       6      14      30
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.82 $117.41 $121.96 $120.58 $127.15 $138.98
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       5      10      22
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.60 $118.67 $126.66 $128.42 $133.63 $138.73 $141.64 $140.60 $143.99 $150.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       2       4       4       5       6       9
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.19 $113.48 $117.21 $116.09 $121.24 $130.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       3       6
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $101.87 $105.81 $108.02 $107.30 $109.78 $113.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       2       6      11
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.67 $119.17 $129.33 $127.77 $136.50 $149.73 $153.69 $151.92 $158.32 $171.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       7      11      20      23      24
------------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $145.67 $217.50 $241.20 $210.44 $244.94 $293.34 $296.80 $290.21 $301.70 $378.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 80.00 $107.72 $117.07 $ 96.76 $111.98 $130.94 $122.16 $116.27 $115.94 $145.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1      --      --      --      --       1       1       2       2
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $104.68 $ 87.43 $101.43 $122.23 $113.78 $110.49 $109.81 $135.76
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 82.67 $107.14 $113.07 $ 94.32 $110.24 $130.89 $120.89 $116.48 $116.76 $143.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 66.51 $ 83.72 $ 95.11 $ 90.63 $103.69 $135.72 $150.74 $150.54 $164.52 $199.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       1
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 42.68 $ 57.27 $ 65.22 $ 62.52 $ 70.75 $ 95.31 $105.35 $109.05 $114.49 $147.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1      --      --       3       6       6       7
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 87.50 $104.86 $117.56 $111.04 $128.01 $168.73 $188.42 $179.95 $206.48 $233.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       2       2       2       2       3       4       4       4
------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.09 $146.11 $178.03 $160.44 $189.37 $250.75 $276.62 $265.50 $310.86 $347.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       1       2       1       2       2       2       2
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 95.76 $111.49 $121.93 $118.42 $128.20 $144.28 $147.91 $145.87 $152.92 $168.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       5       7      13      43      95      93      87      91
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $104.44 $121.46 $126.90 $125.27 $133.44 $148.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       5      12      29
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.47 $126.77 $140.71 $133.07 $147.66 $176.00 $181.72 $178.48 $190.50 $217.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       5       5       6       6       7       6       8       9      22
------------------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.76 $119.94 $125.04 $123.65 $127.68 $143.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 64.30 $ 86.81 $115.09 $113.78 $130.85 $179.90 $185.40 $179.11 $200.63 $244.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       4       8      12      14      19
------------------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 72.15 $100.72 $117.54 $110.09 $131.92 $182.55 $188.54 $189.97 $190.69 $238.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 72.05 $ 93.57 $103.63 $103.19 $114.20 $130.20 $137.58 $132.74 $145.87 $159.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       4       7       9       9      10      10
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 65.36 $ 83.39 $103.11 $ 92.77 $107.84 $146.66 $149.03 $138.59 $172.18 $191.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       2       5       5       5       5       5
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 60.08 $ 76.79 $ 84.35 $ 80.20 $ 91.54 $112.30 $117.85 $113.98 $124.18 $142.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       4       9      10       8       8      10
------------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 86.36 $134.96 $177.66 $163.17 $176.56 $243.39 $240.46 $226.11 $215.24 $273.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       2       1       1      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 94.81 $122.39 $131.79 $134.90 $151.11 $191.36 $205.29 $227.81 $242.11 $324.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 66.89 $ 83.28 $ 92.75 $ 88.18 $100.20 $128.88 $140.68 $136.64 $153.85 $174.82
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 64.51 $ 83.47 $ 89.83 $ 81.83 $ 97.17 $122.73 $123.46 $119.61 $125.28 $151.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1       1       1       2
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $105.16 $114.73 $121.72 $127.26 $133.36 $131.54 $134.01 $132.49 $135.69 $138.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       2       2       3       4       4       5
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 80.00 $107.09 $136.02 $114.12 $126.46 $185.94 $180.19 $168.45 $183.29 $226.80
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $115.62 $145.43 $180.17 $163.11 $189.51 $269.12 $254.09 $219.62 $273.66 $303.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1      --       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 99.88 $129.48 $144.66 $139.47 $157.69 $216.10 $235.89 $220.27 $258.55 $278.13
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       2       3       7       9      11      14
------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 76.16 $ 99.62 $114.78 $118.78 $138.75 $181.92 $200.03 $202.84 $218.83 $273.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 58.78 $ 75.05 $ 86.53 $ 86.56 $ 99.55 $131.22 $146.30 $145.49 $161.69 $193.82
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       2       3
------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $112.63 $115.08 $121.12 $126.30 $129.64 $126.94 $129.36 $129.27 $130.40 $131.65
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       2       4       5       5       5       8
------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 94.95 $ 91.49 $ 74.51 $ 81.33 $108.45
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       3
------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 67.29 $ 84.28 $ 95.91 $ 96.88 $111.07 $145.35 $163.39 $163.85 $181.35 $218.41
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       4       5       7      12      20
------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $115.84 $117.53 $124.32 $129.14 $133.27 $129.27 $129.77 $124.21 $124.43 $129.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       2       3       3       3       3
------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $140.40 $136.52 $141.57 $148.33 $149.03 $145.85 $147.34 $147.23 $147.16 $146.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       1
------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 76.51 $ 96.76 $101.30 $ 88.50 $102.38 $123.74 $114.63 $111.62 $113.50 $139.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       2       2       2       2       2       3       4       7
------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 73.61 $ 94.05 $107.82 $105.15 $123.90 $166.47 $180.41 $168.39 $196.66 $230.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       3       3       3       3
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.29 $104.38 $116.66 $110.00 $127.02 $171.61 $195.31 $189.89 $229.62 $268.96
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       5       9      15
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 47.58 $ 64.48 $ 74.39 $ 75.76 $ 86.48 $114.01 $127.32 $132.85 $140.58 $180.75
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1      --      --       1       1       2       3
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 45.70 $ 54.18 $ 61.79 $ 61.28 $ 71.09 $ 93.08 $104.31 $ 99.19 $114.95 $129.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       2
------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 99.33 $135.64 $155.13 $137.81 $164.13 $185.60 $175.43 $174.90 $177.47 $233.19
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1      --       2       5
------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 75.38 $102.20 $127.87 $124.17 $144.65 $190.81 $206.93 $200.01 $238.64 $274.21
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       1       1       1       1       1       3       6
------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $118.64 $118.04 $117.46 $116.87 $116.29 $115.71 $115.13 $114.55 $113.98 $113.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       3       3       2
------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.98 $ 95.14 $109.04 $ 99.14 $118.74 $149.26 $151.18 $155.20 $154.49 $208.47
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       2       2       4       8      11
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 91.23 $ 97.91 $ 95.12 $104.42 $106.91
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       2       8      10      10      16
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $105.68 $113.57 $113.96 $113.17 $114.29 $113.81 $113.14 $112.26 $113.93 $115.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       3       3       4       3       4
------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $129.84 $137.03 $144.85 $145.89 $149.02 $144.88 $148.34 $147.94 $148.93 $150.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1       2       3       3
------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.75 $136.48 $170.86 $163.21 $187.63 $256.62 $267.72 $254.21 $304.87 $345.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 67.56 $ 95.88 $111.04 $108.34 $128.20 $175.94 $190.19 $208.58 $210.32 $279.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       1       2       5
------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 80.98 $106.71 $120.05 $116.08 $130.37 $175.81 $200.20 $196.36 $215.20 $259.69
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------
                                                             FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------
                                         2008 2009  2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $106.39 $102.91 $118.93 $154.96 $172.15 $172.00 $184.38 $223.06
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --       1      --       2       3       7
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $108.10 $100.47 $118.14 $155.82 $175.64 $158.12 $178.22 $196.57
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --       1       2       2       3       3       4
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $111.15 $103.15 $131.22 $133.74 $152.16 $148.76 $150.71 $169.05
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --       1       2       8      14      16      21      27
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --       -- $ 95.50 $111.14 $118.07 $119.34 $114.74 $126.53 $133.61
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --       1       2       3       4       5       5
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $110.03 $101.82 $116.77 $137.93 $137.37 $133.11 $131.52 $160.60
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --       1       2       4       7      11
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $104.77 $ 97.47 $107.28 $137.13 $142.13 $135.37 $152.42 $173.88
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $109.11 $107.50 $121.56 $165.81 $168.42 $157.96 $175.78 $198.91
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------
IVY VIP ENERGY
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $114.08 $103.21 $104.10 $132.33 $117.77 $ 91.23 $122.14 $106.16
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --       1       2       4       5       5       6
------------------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $106.52 $111.56 $131.69 $144.79 $146.81 $136.58 $157.89 $167.60
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --       1       4       8      12      16      20
------------------------------------------------------------------------------------------------------------------
IVY VIP MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --       -- $ 90.17 $101.88 $131.72 $141.38 $132.54 $139.94 $176.70
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --       1       1       1       1       2
------------------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $113.13 $100.63 $105.30 $150.20 $151.84 $153.92 $157.62 $193.09
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $113.71 $ 92.74 $112.62 $110.67 $105.01 $ 83.53 $100.38 $127.67
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --       1       6      14      20      26      36
------------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $106.49 $104.07 $120.05 $152.45 $153.41 $162.29 $167.68 $211.60
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --       2       8      14      21      29      41
------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $102.37 $ 99.40 $117.53 $154.05 $169.70 $168.77 $181.90 $222.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $196.01 $206.42 $263.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $119.37 $120.03 $136.46 $182.92 $200.94 $221.00 $238.34 $328.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       2       2       2       4       6
------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $111.10 $117.74 $132.63 $158.64 $177.53 $150.57 $166.65 $189.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       2
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 46.97 $ 64.15 $ 75.07 $ 70.00 $ 79.55 $108.55 $119.53 $123.67 $127.29 $165.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $129.41 $139.47 $147.39 $155.17 $162.84 $158.21 $163.32 $162.72 $166.18 $170.31
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       2       2       5       7       8
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 71.31 $100.60 $127.00 $116.41 $133.71 $186.49 $194.58 $190.66 $202.57 $255.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 92.21 $132.45 $164.62 $141.96 $162.17 $218.80 $229.33 $215.51 $255.35 $277.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.52 $108.02 $126.51 $119.81 $135.22 $182.43 $206.11 $217.98 $236.30 $327.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       1       1      --       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 80.16 $ 95.96 $105.72 $102.23 $112.77 $127.99 $131.12 $127.97 $134.50 $148.96
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       3       7      10
------------------------------------------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 75.68 $ 92.77 $103.33 $ 98.80 $110.93 $131.46 $136.08 $132.64 $141.76 $162.80
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       6      10      37
------------------------------------------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 72.76 $ 90.90 $101.96 $ 96.73 $109.83 $133.60 $138.90 $135.40 $145.54 $170.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       4      10      23
------------------------------------------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 69.65 $ 88.55 $ 99.81 $ 93.82 $107.75 $134.25 $139.96 $136.17 $147.26 $175.38
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       3       8      20
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)



----------------------------------------------------------------------------------------------------------
                                                         FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------
                                         2008 2009 2010  2011   2012   2013   2014   2015   2016    2017
----------------------------------------------------------------------------------------------------------
TARGET 2055 ALLOCATION
----------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --      --     --     --     -- $91.95 $100.19 $121.41
----------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --      --     --     --     --      1       3      11
----------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND
----------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --  $83.39 $85.55 $93.89 $75.35 $49.76 $ 71.01 $ 69.26
----------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --      --      1      1      1      1       2       3
----------------------------------------------------------------------------------------------------------

TSA Advantage/SM/

--------------------------------------------------------------------------------


THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $104.12 $105.37 $100.23 $107.55 $116.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       9      27      37      51
------------------------------------------------------------------------------------------------------------------------
1290 VT EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 88.11 $ 97.11 $111.01 $109.25 $127.07 $165.42 $177.60 $172.48 $192.54 $220.38
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        68      68      74      80      97     120     127     130     128     128
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $101.40 $116.85 $126.55 $126.72 $131.77 $144.49 $145.10 $147.11 $156.53 $164.22
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        18      17      19      17      15      11       9       8       7       6
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $101.39 $141.70 $185.71 $177.07 $206.17 $283.37 $288.56 $268.85 $327.44 $375.60
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       143     181     264     338     427     528     636     744     861     981
------------------------------------------------------------------------------------------------------------------------
1290 VT HIGH YIELD BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $101.38 $102.08 $ 97.73 $107.89 $113.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       5      15      28      40      58
------------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 54.79 $ 70.85 $ 78.76 $ 78.03 $ 90.00 $119.44 $134.07 $133.09 $144.59 $172.01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        12      15      21      39      37      46      56      65      72      81
------------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $104.51 $118.72 $113.20 $125.25 $141.22 $142.87 $135.56 $146.75 $168.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       3      18      52      96     137     169     190     211     274
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 96.31 $100.05 $ 98.77 $100.33 $102.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       5      34      98     160     213
------------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $106.03 $ 96.15 $110.64 $143.94 $154.73 $148.11 $175.15 $199.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       5      11      12      15      17      20      27      34
------------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $103.13 $ 98.08 $111.26 $143.93 $160.10 $158.75 $174.15 $207.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       7      16      21      27      34      41      47      53
------------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $104.88 $ 92.69 $105.72 $143.50 $147.53 $138.32 $164.72 $185.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       2       5       7       8       9      12      16      18
------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 94.51 $118.85 $132.78 $121.35 $136.88 $170.99 $176.91 $171.71 $184.57 $217.18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       183     240     367     480     574     676     774     879     974    1039
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.35 $116.06 $119.71 $117.51 $123.05 $133.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       3      16      31      45      64      78
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.64 $113.55 $120.34 $121.15 $125.18 $129.04 $130.83 $128.94 $131.13 $135.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       129     137     165     181     205     211     215     223     230     227
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $102.73 $112.17 $115.05 $113.14 $117.34 $125.18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       9      19      29      35      43
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $101.41 $104.59 $106.02 $104.57 $106.24 $109.45
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       2      11       8      12      18      18
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.86 $114.02 $122.87 $120.54 $127.87 $139.27 $141.95 $139.33 $144.18 $155.02
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       141     173     238     290     364     422     465     492     514     525
------------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $160.80 $238.40 $262.52 $227.43 $262.85 $312.57 $314.03 $304.90 $314.74 $392.09
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       162     167     176     165     165     162     158     152     145     140
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 84.53 $113.03 $121.97 $100.10 $115.03 $133.56 $123.73 $116.93 $115.78 $144.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       128     167     224     233     234     249     301     308     313     311
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $104.17 $ 86.39 $ 99.52 $119.08 $110.07 $106.13 $104.74 $128.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       3      12      17      24      30      37      41      48
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 96.19 $123.78 $129.72 $107.44 $124.70 $147.01 $134.82 $128.99 $128.40 $156.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       198     175     164     143     127     117     111     108     106     104
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 66.14 $ 82.67 $ 93.27 $ 88.25 $100.25 $130.30 $143.70 $142.50 $154.64 $186.32
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        26      22      25      23      21      19      33      34      33      32
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.46 $ 91.21 $103.14 $ 98.18 $110.32 $147.58 $161.97 $166.48 $173.55 $221.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       153     147     145     156     148     142     302     282     265     252
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 75.99 $ 90.43 $100.67 $ 94.42 $108.08 $141.46 $156.85 $148.74 $169.48 $190.65
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       917     756     639     532     449     386     394     357     321     295
------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.55 $109.46 $132.44 $118.52 $138.90 $182.63 $200.06 $190.66 $221.67 $246.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       268     368     333     282     247     226     208     191     178     168
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.76 $124.58 $135.28 $130.46 $140.23 $156.72 $159.53 $156.23 $162.63 $178.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       794     826     994   1,170   1,393   1,595    1799    1949    2058    2119
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.96 $120.06 $124.56 $122.09 $129.13 $142.64
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      12      39      91     148     201     245
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.67 $121.30 $133.69 $125.54 $138.32 $163.71 $167.84 $163.68 $173.48 $196.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       554     652     867   1,047   1,184   1,339    1476    1602    1719    1805
------------------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.29 $118.56 $122.73 $120.51 $123.56 $137.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       5      18      48      67      75      76
------------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 85.28 $114.32 $150.51 $147.75 $168.72 $230.33 $235.70 $226.10 $251.49 $304.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       191     181     168     149     146     144     141     146     149     156
------------------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 69.88 $ 96.86 $112.25 $104.39 $124.21 $170.67 $175.03 $175.12 $174.55 $216.60
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        47      60      85     117     120     120     107      93      76      59
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 70.88 $ 91.41 $100.52 $ 99.40 $109.23 $123.64 $129.74 $124.29 $135.63 $147.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       134     120     113      87      78      80      89     103     109     114
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 64.30 $ 81.46 $100.02 $ 89.35 $103.13 $139.28 $140.53 $129.77 $160.09 $176.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        15      15      17      15      16      17      16      17      19      19
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 59.39 $ 75.38 $ 82.21 $ 77.62 $ 87.98 $107.16 $111.67 $107.24 $116.02 $131.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        87      86      85      91      93      94     120     134     132     133
------------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 84.15 $130.59 $170.69 $155.66 $167.26 $228.94 $224.59 $209.70 $198.22 $250.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        47      85     149     218     283     318     362     392     413     424
------------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 92.02 $117.96 $126.12 $128.19 $142.58 $179.29 $190.99 $210.45 $222.09 $295.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        33      40      47      37      34      29      25      24      28      28
------------------------------------------------------------------------------------------------------------------------
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 65.81 $ 81.35 $ 89.97 $ 84.93 $ 95.83 $122.40 $132.66 $127.94 $143.05 $161.41
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        71      61      51      41      36      31      27      23      23      21
------------------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 63.47 $ 81.54 $ 87.00 $ 78.82 $ 92.93 $116.56 $116.42 $111.99 $116.48 $139.59
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        43      51      65      75      87      99     112     119     122     126
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 80.78 $ 87.51 $ 92.20 $ 95.71 $ 99.60 $ 97.55 $ 98.68 $ 96.87 $ 98.51 $ 99.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       154     139     144     134     138     137     137     140     146     146
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 77.65 $103.21 $130.17 $108.44 $119.32 $174.21 $167.63 $155.61 $168.13 $206.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        59      50      42      35      30      28      22      19      16      14
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $115.05 $143.69 $176.76 $158.90 $183.31 $258.49 $242.34 $207.98 $257.35 $282.99
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        94      85      70      57      48      42      35      31      28      26
------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $117.63 $151.42 $167.98 $160.81 $180.54 $245.68 $266.28 $246.91 $287.78 $307.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       237     251     300     349     394     457     530     602     664     707
------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.64 $103.44 $118.34 $121.60 $141.05 $183.63 $200.50 $201.88 $216.26 $268.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       316     277     243     210     184     166     150     139     122     112
------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 66.57 $ 84.41 $ 96.63 $ 95.98 $109.61 $143.46 $158.83 $156.84 $173.08 $206.01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       858     780     690     612     548     527     505     494     505     534
------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.14 $108.70 $113.61 $117.63 $119.89 $116.56 $117.95 $117.04 $117.23 $117.52
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       122     139     130     120     121     134     158     187     223     256
------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 94.51 $ 90.43 $ 73.13 $ 79.27 $104.96
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       3      10      21      31      49
------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 75.56 $ 93.97 $106.19 $106.50 $121.24 $157.55 $175.85 $175.11 $192.44 $230.15
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       588     572     574     578     597     680     796     987    1240    1545
------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $113.22 $114.06 $119.80 $123.57 $126.63 $121.97 $121.57 $115.55 $114.94 $118.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        73      76     101     105      99      93      91      87      87      87
------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $140.41 $135.57 $139.60 $145.23 $144.89 $140.80 $141.24 $140.14 $139.09 $137.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       110      90      76      66      55      45      38      32      28      26
------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 75.18 $ 94.40 $ 98.13 $ 85.13 $ 97.79 $117.36 $107.95 $104.38 $105.39 $128.31
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       436     384     331     273     216     182     159     143     125     111
------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 71.73 $ 91.00 $103.59 $100.32 $117.37 $156.59 $168.50 $156.17 $181.11 $211.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        24      24      27      22      16      19     141     144     145     141
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 74.13 $ 96.91 $107.54 $100.69 $115.45 $154.88 $175.03 $168.98 $202.90 $235.99
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        31      26      29      29      27      33      38      51      64     107
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 49.46 $ 66.57 $ 76.26 $ 77.12 $ 87.41 $114.42 $126.88 $131.46 $138.13 $176.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       194     188     179     176     181     204     241     292     354     438
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 44.66 $ 52.58 $ 59.54 $ 58.64 $ 67.55 $ 87.81 $ 97.71 $ 92.26 $106.18 $118.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        27      28      30      69      75      91     122     159     201     238
------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 96.79 $131.24 $149.04 $131.48 $155.48 $174.58 $163.85 $162.20 $163.43 $213.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        40      42      49      57      71      98     129     164     204     252
------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 69.43 $ 93.48 $116.13 $111.98 $129.53 $169.67 $182.70 $175.35 $207.75 $237.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       504     465     434     389     364     369     392     445     519     616
------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $121.87 $120.40 $118.97 $117.54 $116.13 $114.74 $113.36 $112.00 $110.66 $109.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       101      61      49      51      42      37      37      40      44      48
------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 67.86 $ 92.93 $105.76 $ 95.49 $113.56 $141.74 $142.55 $145.32 $143.64 $192.47
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        29      36      52      94     110     149     192     258     309     363
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 90.81 $ 96.78 $ 93.36 $101.76 $103.47
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       6      23      57      82     122
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.98 $109.89 $109.49 $107.97 $108.26 $107.05 $105.67 $104.12 $104.92 $105.62
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       145     198     180     156     152     155     163     168     169     173
------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $129.11 $135.29 $142.01 $142.03 $144.05 $139.07 $141.38 $140.00 $139.95 $140.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        94     123     108      95      88      80      77      77      78      74
------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.45 $128.91 $160.25 $152.00 $173.52 $235.64 $244.10 $230.15 $274.08 $308.74
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       185     195     188     176     166     163     162     173     184     202
------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 65.57 $ 92.41 $106.26 $102.95 $120.97 $164.85 $176.94 $192.69 $192.93 $254.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       155     200     266     324     402     492     590     703     811     916
------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.60 $102.84 $114.89 $110.31 $123.01 $164.72 $186.25 $181.39 $197.41 $236.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        64      57      52      40      28      25      24      26      21      21
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------
                                                             FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------
                                         2008 2009  2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $105.87 $101.69 $116.69 $150.97 $166.54 $165.23 $175.87 $211.27
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       46     196     359     506     647     792     903     977
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $107.57 $ 99.27 $115.92 $151.81 $169.92 $151.89 $169.99 $186.18
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --        3      13      26      46      68      91     100     106
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $110.61 $101.93 $128.75 $130.30 $147.20 $142.90 $143.75 $160.11
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       10      30      54      85     122     162     194     220
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --       -- $ 95.08 $109.87 $115.89 $116.31 $111.04 $121.60 $127.49
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --       5      28      51      71     101     127     156
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $109.49 $100.62 $114.57 $134.38 $132.89 $127.86 $125.45 $152.12
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       11      37      69     100     142     199     248     289
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $104.26 $ 96.31 $105.26 $133.60 $137.50 $130.03 $145.39 $164.70
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --        4      14      18      22      28      37      45      51
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $108.58 $106.22 $119.27 $161.54 $162.93 $151.73 $167.67 $188.40
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --        2       7      10      14      16      20      23      24
------------------------------------------------------------------------------------------------------------------
IVY VIP ENERGY
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $113.52 $101.98 $102.14 $128.92 $113.92 $ 87.63 $116.50 $100.55
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       10      31      49      67     101     142     178     212
------------------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $106.27 $110.52 $129.55 $141.43 $142.39 $131.53 $151.00 $159.15
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       10      62     152     252     350     439     500     604
------------------------------------------------------------------------------------------------------------------
IVY VIP MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --       -- $ 89.76 $100.71 $129.29 $137.79 $128.27 $134.48 $168.61
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      10      61     127     178     235     282     318
------------------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $112.58 $ 99.44 $103.32 $146.34 $146.89 $147.86 $150.34 $182.88
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --        2       9      21      27      31      44      54      65
------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $113.45 $ 91.87 $110.79 $108.09 $101.84 $ 80.44 $ 95.99 $121.24
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       30     123     228     342     468     626     744     868
------------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $105.97 $102.84 $117.79 $148.53 $148.41 $155.90 $159.95 $200.42
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       15      75     138     248     386     564     782    1014
------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $101.87 $ 98.22 $115.31 $150.09 $164.17 $162.12 $173.50 $210.90
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       8      15      19      27      30      31      31      34
------------------------------------------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $188.77 $197.41 $249.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      28      33      36
------------------------------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $119.10 $118.91 $134.23 $178.67 $194.90 $212.84 $227.92 $312.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       5      19      34      46      61      89     122     165
------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $110.84 $116.64 $130.46 $154.96 $172.18 $145.01 $159.37 $180.29
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       5      41      81     117     159     195     220     240
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 45.54 $ 61.76 $ 71.76 $ 66.45 $ 74.98 $101.59 $111.08 $114.13 $116.64 $150.22
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        84     166     203     170     147     130     116     107      97      93
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $123.17 $131.81 $138.31 $144.59 $150.67 $145.36 $149.00 $147.40 $149.48 $152.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        95      97     127     110     154     182     189     200     211     218
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 67.87 $ 95.07 $119.18 $108.47 $123.72 $171.33 $177.51 $172.71 $182.21 $228.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        96      92      79      64      52      44      38      36      30      28
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 87.76 $125.17 $154.48 $132.28 $150.05 $201.01 $209.20 $195.22 $229.68 $247.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        69      66      62      49      41      37      30      26      23      20
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 65.21 $102.08 $118.71 $111.64 $125.11 $167.60 $188.02 $197.46 $212.55 $292.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       121     131     140     131     123     117     116     118     115     117
------------------------------------------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.86 $ 93.74 $102.55 $ 98.46 $107.85 $121.54 $123.64 $119.82 $125.06 $137.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        11      13      18      22      24      25      30      33      30      26
------------------------------------------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 74.45 $ 90.62 $100.22 $ 95.16 $106.09 $124.84 $128.32 $124.19 $131.80 $150.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        24      33      39      50      62      72      89     101     111     125
------------------------------------------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 71.58 $ 88.79 $ 98.89 $ 93.17 $105.04 $126.88 $130.98 $126.78 $135.31 $157.45
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        14      22      32      45      58      75      94     116     138     171
------------------------------------------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.52 $ 86.50 $ 96.81 $ 90.36 $103.05 $127.49 $131.98 $127.49 $136.91 $161.91
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         9      12      19      32      47      65      87     116     145     168
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%. (CONTINUED)



---------------------------------------------------------------------------------------------------------
                                                        FOR THE YEARS ENDING DECEMBER 31,
                                         ----------------------------------------------------------------
                                         2008 2009 2010  2011   2012   2013   2014   2015   2016   2017
---------------------------------------------------------------------------------------------------------
TARGET 2055 ALLOCATION
---------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --      --     --     --     -- $91.54 $99.04 $119.18
---------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --      --     --     --     --      4     19      38
---------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND
---------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --  $83.02 $84.57 $92.15 $73.43 $48.15 $68.23 $ 66.09
---------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --      17     38     49     65     87    106     116
---------------------------------------------------------------------------------------------------------

EQUI-VEST(R) Modified Oregon TSA Contract

--------------------------------------------------------------------------------


THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $104.33 $105.90 $101.03 $108.74 $118.13
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       3       1
------------------------------------------------------------------------------------------------------------------------
1290 VT EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 89.25 $ 98.66 $113.13 $111.67 $130.28 $170.11 $183.20 $178.46 $199.82 $229.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       8      13      15      17      24      24      23      24      22
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.54 $118.51 $128.75 $129.31 $134.87 $148.34 $149.42 $151.95 $162.17 $170.65
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       3       4       5       6       6       7       7       6
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.70 $143.97 $189.25 $180.99 $211.38 $291.41 $297.64 $278.15 $339.81 $390.96
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         8      18      37      54      67      92     103     114     125     131
------------------------------------------------------------------------------------------------------------------------
1290 VT HIGH YIELD BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $101.58 $102.59 $ 98.52 $109.09 $115.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       1
------------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 56.37 $ 73.12 $ 81.53 $ 81.02 $ 93.73 $124.77 $140.48 $139.88 $152.42 $181.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       4       5       5       5       7       7       8       9       9
------------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $104.60 $119.19 $113.99 $126.51 $143.08 $145.18 $138.18 $150.03 $172.32
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       2       4       7      10      12      12      13      17
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 96.50 $100.55 $ 99.57 $101.44 $103.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       6      11      18      18
------------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $106.26 $ 96.65 $111.55 $145.56 $156.94 $150.69 $178.74 $204.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $103.35 $ 98.58 $112.17 $145.55 $162.40 $161.52 $177.72 $212.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       2       3       3
------------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $105.10 $ 93.16 $106.58 $145.12 $149.64 $140.73 $168.09 $189.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 96.03 $121.13 $135.74 $124.42 $140.78 $176.39 $183.05 $178.21 $192.13 $226.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        19      70     120     155     191     255     283     301     313     320
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.55 $116.64 $120.67 $118.82 $124.79 $135.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       3       4       6       8       8
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $106.32 $115.72 $123.01 $124.22 $128.74 $133.12 $135.37 $133.82 $136.50 $141.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3      12      24      31      37      46      56      58      58      54
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $102.93 $112.73 $115.97 $114.40 $119.00 $127.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1       2       2       2
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $101.61 $105.11 $106.87 $105.73 $107.74 $111.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       2       1       2       2
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.48 $116.20 $125.60 $123.59 $131.51 $143.67 $146.88 $144.61 $150.09 $161.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        10      28      50      65      79      96     103     113     117     122
------------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $208.48 $310.04 $342.45 $297.57 $344.97 $411.47 $414.64 $403.82 $418.11 $522.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       3       3       2       6       6       6       5       5
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 86.97 $116.64 $126.25 $103.93 $119.79 $139.51 $129.63 $122.89 $122.05 $152.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6      10      23      28      30      33      46      49      52      53
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $104.38 $ 86.84 $100.34 $120.42 $111.65 $107.98 $106.89 $131.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 98.96 $127.74 $134.27 $111.55 $129.86 $153.56 $141.26 $135.56 $135.34 $165.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        21      36      49      44      46      52      51      50      50      48
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.05 $ 85.32 $ 96.54 $ 91.62 $104.40 $136.11 $150.56 $149.76 $163.00 $197.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       3       5       5       5       5       6       6       7       6
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 65.89 $ 88.06 $ 99.88 $ 95.36 $107.48 $144.21 $158.75 $163.67 $171.14 $219.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       3       5       5       4       6      24      24      23      22
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.18 $ 93.31 $104.20 $ 98.03 $112.55 $147.76 $164.33 $156.31 $178.64 $201.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        15      14      17      16      15      31      30      29      28      26
------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.51 $140.70 $170.75 $153.26 $180.17 $237.61 $261.07 $249.56 $291.03 $323.96
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       6       8       7       6      12      12      11      11      10
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.17 $116.47 $127.21 $123.38 $133.44 $149.58 $153.13 $150.73 $157.79 $174.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        17      15      15      15      15      11      11      12      12       8
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $104.17 $120.66 $125.56 $123.45 $130.96 $145.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       3       7      11      13      15
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.29 $123.62 $136.66 $128.72 $142.26 $168.88 $173.67 $169.88 $180.59 $205.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        59     160     246     297     342     393     417     425     434     433
------------------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.50 $119.15 $123.72 $121.85 $125.31 $140.21
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       2       3       4       4
------------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 88.24 $118.65 $156.68 $154.27 $176.70 $241.96 $248.36 $238.96 $266.60 $324.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       4       4       4       4       5       4       4       4       4
------------------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 71.89 $ 99.96 $116.19 $108.38 $129.35 $178.27 $183.38 $184.04 $183.99 $229.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3      11      17      20      29      33      34      34      28
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 71.38 $ 92.33 $101.84 $101.01 $111.34 $126.42 $133.05 $127.85 $139.94 $152.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6       8      12      12      11      14      16      20      19      19
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 64.76 $ 82.29 $101.33 $ 90.80 $105.13 $142.40 $144.12 $133.49 $165.18 $182.90
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       3       3       2       3       3       3       2       2
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 59.69 $ 75.98 $ 83.12 $ 78.72 $ 89.49 $109.34 $114.29 $110.08 $119.46 $136.09
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       6       8       9      10      12      13      15      15      13
------------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 85.09 $132.45 $173.65 $158.84 $171.19 $235.04 $231.27 $216.60 $205.36 $260.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4      11      27      45      60      67      69      71      72      71
------------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 93.21 $119.84 $128.52 $131.03 $146.18 $184.38 $197.01 $217.73 $230.48 $307.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       5       7       8       8       8       8      14      16
------------------------------------------------------------------------------------------------------------------------
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 66.27 $ 82.17 $ 91.15 $ 86.31 $ 97.68 $125.14 $136.04 $131.61 $147.59 $167.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       6       6       6       8       8       8       8       7
------------------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 63.91 $ 82.36 $ 88.15 $ 80.10 $ 94.73 $119.17 $119.40 $115.20 $120.19 $144.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       3       7       8       8      11      12      14      14      13
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 83.70 $ 90.94 $ 96.10 $100.07 $104.45 $102.61 $104.11 $102.51 $104.57 $105.95
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       5       5       5       4       5       4       4       4       4
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.65 $104.86 $132.65 $110.84 $122.33 $179.16 $172.91 $161.00 $174.48 $215.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       4       5       5       5       5       5       5       5
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $118.36 $148.28 $182.96 $164.97 $190.90 $270.01 $253.90 $218.57 $271.27 $299.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        12      12      13      12      11      13      12      11      10      10
------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $119.54 $154.34 $171.74 $164.91 $185.71 $253.48 $275.57 $256.30 $299.63 $321.02
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       4       4       6       6      10      11      14      15      16
------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.94 $106.74 $122.49 $126.25 $146.89 $191.81 $210.07 $212.16 $227.96 $283.38
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        22      24      23      16      14      14      14      14      14      13
------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 62.69 $ 79.72 $ 91.54 $ 91.20 $104.47 $137.15 $152.30 $150.85 $166.97 $199.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        25      23      22      20      18      15      14      13      12      11
------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.47 $111.40 $116.78 $121.28 $123.99 $120.91 $122.72 $122.14 $122.72 $123.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         7      13      16      17      22      26      31      35      39      42
------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 94.70 $ 90.88 $ 73.72 $ 80.15 $106.44
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       2
------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.31 $ 98.92 $112.13 $112.80 $128.81 $167.88 $187.96 $187.73 $206.94 $248.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        11      12      14      14      15      29      32      36      41      45
------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $114.34 $115.54 $121.72 $125.93 $129.44 $125.05 $125.03 $119.19 $118.92 $123.33
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       7      12      19      23      24      25      25      27      26
------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $144.81 $140.25 $144.85 $151.15 $151.25 $147.43 $148.34 $147.64 $146.97 $146.15
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       2       2       2       2       2       1       1       2       2
------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 80.34 $101.19 $105.51 $ 91.81 $105.78 $127.34 $117.49 $113.94 $115.40 $140.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        10      10      12      12      11      19      19      19      19      19
------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 72.53 $ 92.30 $105.39 $102.37 $120.13 $160.76 $173.52 $161.31 $187.63 $219.38
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       4       4       5       8      24      28      27      27
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 76.49 $100.30 $111.64 $104.85 $120.58 $162.26 $183.92 $178.11 $214.51 $250.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       1       1       1       1       1       2       4
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 50.89 $ 68.69 $ 78.93 $ 80.07 $ 91.03 $119.52 $132.94 $138.15 $145.60 $186.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         9      11      14      18      23      27      34      44      55      62
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 45.11 $ 53.26 $ 60.50 $ 59.76 $ 69.05 $ 90.04 $100.49 $ 95.17 $109.86 $123.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1      10       6      19      20      32      38      43      48      52
------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 97.87 $133.11 $151.63 $134.16 $159.14 $179.23 $168.73 $167.54 $169.32 $221.59
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       5      16      25      34      40      39      41      46      52
------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 71.21 $ 96.16 $119.83 $115.90 $134.47 $176.67 $190.82 $183.70 $218.30 $249.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        25      43      54      55      57      73      85      98     114     129
------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $113.93 $112.89 $111.89 $110.88 $109.88 $108.89 $107.92 $106.94 $105.98 $105.45
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.34 $ 93.87 $107.16 $ 97.04 $115.76 $144.92 $146.19 $149.48 $148.20 $199.18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       6       8       9      15      17      19      19      20
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 90.99 $ 97.27 $ 94.11 $102.89 $104.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       5      11      17      20
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.14 $111.46 $111.38 $110.17 $110.81 $109.90 $108.82 $107.54 $108.70 $109.76
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        15      20      28      27      28      32      33      33      32      30
------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $133.03 $139.83 $147.22 $147.68 $150.23 $145.48 $148.36 $147.35 $147.75 $148.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       4       4       4       4       4       3       2       2       2
------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $105.69 $132.11 $164.72 $156.72 $179.44 $244.43 $253.98 $240.19 $286.90 $324.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         8      19      26      25      26      31      33      34      37      39
------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 66.42 $ 93.88 $108.29 $105.23 $124.02 $169.52 $182.51 $199.36 $200.22 $264.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4      10      27      45      62      71      72      80      84      88
------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.61 $104.49 $117.08 $112.75 $126.12 $169.40 $192.12 $187.67 $204.86 $246.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       2       2       2       3       4       7       8       9
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------
                                                             FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------
                                         2008 2009  2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $106.10 $102.22 $117.64 $152.67 $168.93 $168.10 $179.47 $216.26
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --       4       8      13      19      26      28      29
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $107.80 $ 99.78 $116.87 $153.52 $172.35 $154.53 $173.48 $190.57
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --       1       1       2       4       3       4
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $110.84 $102.45 $129.80 $131.77 $149.31 $145.39 $146.70 $163.89
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --       1       2       3       5       6       6
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --       -- $ 95.26 $110.41 $116.82 $117.60 $112.62 $123.69 $130.08
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --       3       4       6       7       9      10
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $109.72 $101.13 $115.51 $135.90 $134.79 $130.09 $128.02 $155.70
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --       1       2       3       3       5       6       7
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $104.48 $ 96.81 $106.12 $135.10 $139.47 $132.30 $148.37 $168.58
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $108.80 $106.77 $120.25 $163.36 $165.27 $154.38 $171.10 $192.84
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --      --      --       1       1       1
------------------------------------------------------------------------------------------------------------------
IVY VIP ENERGY
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $113.76 $102.50 $102.98 $130.38 $115.56 $ 89.16 $118.89 $102.92
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --       1       1       1       4       4       5
------------------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $106.38 $110.97 $130.46 $142.86 $144.28 $133.68 $153.92 $162.73
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --       4      18      35      52      66      78      87
------------------------------------------------------------------------------------------------------------------
IVY VIP MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --       -- $ 89.94 $101.21 $130.33 $139.32 $130.09 $136.80 $172.04
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --       1       6      14      20      27      33      34
------------------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $112.82 $ 99.95 $104.16 $147.99 $148.99 $150.43 $153.43 $187.20
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --      --      --       1       1       2
------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $113.56 $ 92.25 $111.57 $109.19 $103.19 $ 81.75 $ 97.85 $123.96
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --        2      12      23      37      50      69      80      86
------------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $106.19 $103.36 $118.75 $150.20 $150.54 $158.61 $163.23 $205.14
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --       1       2       6       9      16      19      23
------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $102.09 $ 98.72 $116.26 $151.78 $166.52 $164.95 $177.06 $215.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1      --
------------------------------------------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $191.84 $201.23 $255.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       3       4       4
------------------------------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $119.21 $119.39 $135.19 $180.48 $197.47 $216.30 $232.34 $319.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       3       4       6       8      11      11
------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $110.95 $117.11 $131.39 $156.53 $174.46 $147.37 $162.46 $184.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       3       7      13      23      27      29      32
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 39.00 $ 53.16 $ 62.06 $ 57.71 $ 65.40 $ 89.07 $ 97.85 $100.96 $103.63 $134.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        20      19      19      14      14      11      10       9       8       7
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $125.82 $135.05 $142.14 $149.04 $155.78 $150.75 $154.99 $153.79 $156.43 $159.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       6      10      13      16      16      17      18      19      19
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 69.33 $ 97.40 $122.48 $111.81 $127.92 $177.69 $184.65 $180.20 $190.69 $239.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       4       6       6       7      10      10      11      11      12
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 89.64 $128.24 $158.75 $136.35 $155.14 $208.47 $217.62 $203.69 $240.37 $260.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       5       7       8       9      11      11      10      10      10
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 66.61 $104.59 $122.00 $115.08 $129.35 $173.81 $195.59 $206.03 $222.44 $306.69
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       7      10      10      12      12      13      14      15      15
------------------------------------------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.42 $ 94.68 $103.90 $100.06 $109.93 $124.27 $126.80 $123.26 $129.03 $142.33
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       6      14      14      16      18      15      17      17      12
------------------------------------------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 74.97 $ 91.54 $101.54 $ 96.70 $108.15 $127.64 $131.59 $127.75 $135.99 $155.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       5      15      19      22      29      31      36      36      36
------------------------------------------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 72.08 $ 89.69 $100.20 $ 94.68 $107.07 $129.72 $134.33 $130.41 $139.61 $162.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       4      11      13      15      19      22      24      26      28
------------------------------------------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 69.01 $ 87.37 $ 98.09 $ 91.83 $105.04 $130.35 $135.35 $131.15 $141.26 $167.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       4       7       9      11      13      16      19      21      23
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



---------------------------------------------------------------------------------------------------------
                                                        FOR THE YEARS ENDING DECEMBER 31,
                                         ----------------------------------------------------------------
                                         2008 2009 2010  2011   2012   2013   2014   2015   2016   2017
---------------------------------------------------------------------------------------------------------
TARGET 2055 ALLOCATION
---------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --      --     --     --     -- $91.72 $99.53 $120.13
---------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --      --     --     --     --     --      2       5
---------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND
---------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --  $83.18 $84.99 $92.90 $74.25 $48.84 $69.41 $ 67.43
---------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --       2      6     10     13     17     21      23
---------------------------------------------------------------------------------------------------------

EQUI-VEST(R) Modified Texas TSA Contracts

--------------------------------------------------------------------------------


THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW, AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.34%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $104.03 $105.12 $ 99.85 $107.00 $115.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       2      15      19      27      32
------------------------------------------------------------------------------------------------------------------------
1290 VT EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 87.59 $ 96.39 $110.04 $108.14 $125.60 $163.27 $175.05 $169.77 $189.24 $216.29
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       358     386     381     367     388     424     399     374     341     315
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.88 $116.08 $125.54 $125.53 $130.35 $142.73 $143.13 $144.91 $153.97 $161.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        71      75      93     100      95      97      93      83      76      72
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.79 $140.66 $184.08 $175.27 $203.78 $279.70 $284.41 $264.61 $321.82 $368.64
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       842   1,109   1,363   1,484   1,517   1,556   1,523   1,490   1,470   1,434
------------------------------------------------------------------------------------------------------------------------
1290 VT HIGH YIELD BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $101.29 $101.84 $ 97.37 $107.33 $112.76
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       4      11      14      20      29
------------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 54.07 $ 69.81 $ 77.50 $ 76.67 $ 88.31 $117.03 $131.18 $130.04 $141.08 $167.59
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       213     240     247     248     243     242     243     233     220     209
------------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $104.46 $118.50 $112.83 $124.66 $140.36 $141.80 $134.36 $145.24 $166.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      15      68     133     164     165     160     156     151     171
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 96.22 $ 99.82 $ 98.40 $ 99.81 $101.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       5      37      57      75      87
------------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $119.72 $108.41 $124.57 $161.84 $173.71 $166.05 $196.09 $222.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       3      10      12      19      18      19      28      31
------------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $115.33 $109.53 $124.07 $160.27 $178.03 $176.28 $193.10 $230.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       3      12      17      20      29      31      37      42
------------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $123.77 $109.23 $124.41 $168.64 $173.12 $162.09 $192.75 $216.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       4       5      10      10      10      11      13
------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 93.81 $117.80 $131.43 $119.94 $135.10 $168.52 $174.11 $168.76 $181.14 $212.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,158   1,647   1,916   2,022   2,024   1,966   1,942   1,884   1,793   1,717
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW, AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.34%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.26 $115.79 $119.26 $116.91 $122.24 $132.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      13      40      59      73      65      64
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.87 $112.55 $119.11 $119.75 $123.55 $127.18 $128.76 $126.73 $128.69 $133.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       309     378     424     441     433     384     355     324     306     271
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $102.63 $111.91 $114.62 $112.56 $116.57 $124.19
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       7      14      25      26      27      33
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $101.32 $104.34 $105.63 $104.03 $105.54 $108.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       5      11      14      16      13      12
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.11 $113.02 $121.62 $119.14 $126.21 $137.27 $139.71 $136.94 $141.50 $151.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       540     685     753     769     760     725     677     619     578     552
------------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $180.82 $267.70 $293.92 $253.38 $292.43 $347.25 $348.38 $337.77 $348.18 $433.13
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        16      21      22      23      23      22      22      21      20      19
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 83.42 $111.38 $120.02 $ 98.36 $112.87 $130.87 $121.06 $114.26 $112.97 $140.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       683     805     838     817     756     700     974     918     864     811
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $111.50 $ 92.35 $106.23 $126.93 $117.16 $112.81 $111.17 $136.28
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       2      18      20      23      24      31      30      34
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 94.92 $121.98 $127.65 $105.58 $122.36 $144.05 $131.92 $126.04 $125.28 $152.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,585   1,655   1,622   1,495   1,381   1,277   1,194   1,134   1,074   1,006
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 65.27 $ 81.47 $ 91.78 $ 86.71 $ 98.37 $127.68 $140.60 $139.24 $150.88 $181.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       111     124     129     116     100      93     169     152     137     130
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.99 $139.68 $157.73 $149.93 $168.24 $224.72 $246.29 $252.79 $263.16 $335.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,531   1,451   1,338   1,300   1,181   1,083   2,305   2,165   2,019   1,887
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 75.50 $ 89.84 $100.08 $ 94.00 $107.44 $140.42 $155.49 $147.24 $167.53 $188.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     8,082   7,621   6,915   6,275   5,681   5,207   5,055   4,721   4,376   4,060
------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $101.70 $136.30 $164.68 $147.16 $172.23 $226.13 $247.35 $235.40 $273.30 $302.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,009   2,681   2,473   2,260   2,072   1,919   1,780   1,667   1,555   1,449
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW, AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.34%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 49.96 $ 58.09 $ 63.45 $ 61.54 $ 66.55 $ 74.81 $ 76.59 $ 75.39 $ 78.92 $ 87.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    17,357  17,262  16,700  15,660  14,597  13,487  12,511  11,567  10,700   9,882
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.87 $119.78 $124.09 $121.46 $128.29 $141.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       8      39      60      75      91     100
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 99.92 $120.23 $132.32 $124.08 $136.52 $161.35 $165.19 $160.87 $170.26 $193.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     3,252   3,922   4,210   4,268   4,165   4,007   3,883   3,745   3,548   3,371
------------------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.20 $118.28 $122.27 $119.89 $122.75 $136.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       4      13      22      27      26      28
------------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $117.58 $157.78 $207.94 $204.35 $233.02 $317.66 $324.60 $310.94 $345.38 $418.01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,411   1,367   1,291   1,180   1,071     992     918     852     787     729
------------------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.96 $ 95.45 $110.46 $102.58 $121.88 $167.23 $171.26 $171.11 $170.31 $211.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       221     353     470     665     775     850     808     739     648     565
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 70.65 $ 90.98 $ 99.91 $ 98.65 $108.25 $122.37 $128.22 $122.66 $133.66 $145.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       600     614     565     527     489     467     505     471     427     396
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 64.09 $ 81.08 $ 99.41 $ 88.68 $102.21 $137.84 $138.88 $128.07 $157.77 $173.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        93     113     120     121     111     104      98      90      87      83
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 59.25 $ 75.10 $ 81.79 $ 77.11 $ 87.28 $106.16 $110.47 $105.94 $114.45 $129.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       330     389     418     419     405     408     421     408     371     350
------------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 83.71 $129.73 $169.33 $154.20 $165.45 $226.15 $221.53 $206.56 $194.97 $246.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       285     478     688     807     807     746     714     692     640     601
------------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 91.48 $117.09 $125.01 $126.89 $140.93 $176.97 $188.25 $207.13 $218.28 $289.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       155     200     224     203     190     176     155     153     179     196
------------------------------------------------------------------------------------------------------------------------
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 65.59 $ 80.97 $ 89.42 $ 84.29 $ 94.98 $121.14 $131.10 $126.26 $140.98 $158.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       241     265     252     231     208     189     168     153     140     130
------------------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 63.26 $ 81.16 $ 86.47 $ 78.23 $ 92.10 $115.35 $115.06 $110.52 $114.80 $137.37
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       210     250     249     247     240     238     234     223     206     194
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW, AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.34%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $137.74 $149.37 $157.53 $163.72 $170.12 $166.15 $167.83 $164.52 $167.08 $168.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       624     580     564     522     492     448     406     371     340     316
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 77.18 $102.45 $129.03 $107.34 $117.94 $171.95 $165.22 $153.16 $165.24 $202.75
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       303     317     309     276     249     261     222     206     194     183
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $113.53 $141.60 $173.94 $156.14 $179.88 $253.28 $237.12 $203.22 $251.10 $275.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       675     668     622     559     511     480     441     417     390     360
------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $151.23 $194.39 $215.34 $205.86 $230.79 $313.62 $339.44 $314.30 $365.81 $390.19
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,236   1,328   1,394   1,422   1,386   1,345   1,311   1,269   1,224   1,150
------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.59 $101.93 $116.45 $119.49 $138.41 $179.93 $196.18 $197.26 $211.01 $261.15
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,258   1,168   1,072     963     884     825     744     690     638     589
------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $213.98 $271.80 $311.66 $310.05 $354.66 $464.93 $515.55 $509.85 $563.49 $671.64
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     6,150   5,705   5,168   4,630   4,157   3,759   3,428   3,160   2,895   2,662
------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $106.08 $107.47 $112.15 $115.97 $118.03 $114.59 $115.78 $114.73 $114.76 $114.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       667     798     771     721     684     639     599     572     547     527
------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 94.43 $ 90.22 $ 72.86 $ 78.86 $104.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       8      21      28      33      52
------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $199.82 $248.75 $281.41 $282.55 $321.22 $416.78 $464.56 $461.99 $507.04 $605.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,594   2,527   2,394   2,246   2,120   2,010   1,936   1,890   1,853   1,808
------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $112.70 $113.38 $118.92 $122.49 $125.34 $120.55 $119.99 $113.88 $113.12 $116.80
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       314     314     355     382     383     340     310     281     253     242
------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $173.78 $167.97 $173.15 $180.33 $179.64 $174.33 $174.62 $173.02 $171.48 $169.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       484     438     402     369     336     299     272     253     240     225
------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 96.32 $121.08 $126.00 $109.42 $125.52 $150.42 $138.16 $133.40 $134.50 $163.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     3,827   3,659   3,352   3,078   2,822   2,609   2,454   2,344   2,226   2,120
------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 71.36 $ 90.40 $102.76 $ 99.37 $116.10 $154.68 $166.21 $153.83 $178.14 $207.37
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       151     161     166     175     180     204     488     451     408     378
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW, AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.34%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 93.14 $121.58 $134.73 $125.98 $144.24 $193.23 $218.05 $210.22 $252.06 $292.76
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       314     309     306     282     258     243     232     235     239     284
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 48.81 $ 65.60 $ 75.04 $ 75.78 $ 85.77 $112.12 $124.15 $128.44 $134.77 $171.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,401   1,420   1,314   1,246   1,199   1,132   1,094   1,064   1,032   1,018
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 44.46 $ 52.26 $ 59.10 $ 58.12 $ 66.86 $ 86.79 $ 96.44 $ 90.93 $104.50 $116.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       147     201     207     448     436     419     425     411     414     398
------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 96.29 $130.37 $147.85 $130.24 $153.80 $172.45 $161.62 $159.77 $160.75 $209.45
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       188     248     314     328     343     348     335     328     320     330
------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.62 $ 92.25 $114.44 $110.20 $127.28 $166.49 $179.03 $171.58 $203.00 $231.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,031   2,200   2,138   2,037   1,961   1,903   1,858   1,835   1,842   1,831
------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 36.99 $ 36.46 $ 36.15 $ 35.56 $ 35.06 $ 34.57 $ 34.08 $ 33.61 $ 33.14 $ 32.82
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,421   1,591   1,290   1,122   1,041     920     835     769     760     708
------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 67.64 $ 92.50 $105.12 $ 94.78 $112.55 $140.28 $140.88 $143.41 $141.56 $189.41
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       114     168     240     346     360     390     410     453     432     445
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 90.73 $ 96.56 $ 93.01 $101.24 $102.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       8      33      60      77      98
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.45 $109.17 $108.61 $106.95 $107.09 $105.75 $104.24 $102.56 $103.20 $103.74
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       619     803     776     662     608     559     513     466     426     401
------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $163.75 $171.70 $180.35 $180.55 $182.86 $176.30 $178.98 $176.98 $176.67 $176.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       587     692     642     567     508     455     413     375     345     323
------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.42 $127.45 $158.20 $149.85 $170.81 $231.64 $239.62 $225.61 $268.29 $301.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       808     921     897     854     804     769     737     719     695     670
------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 65.18 $ 91.73 $105.33 $101.90 $119.57 $162.71 $174.40 $189.65 $189.62 $249.52
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       571     733     853     915   1,029   1,030   1,023   1,089   1,067   1,095
------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.13 $102.09 $113.88 $109.19 $121.59 $162.58 $183.58 $178.53 $194.02 $232.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       111     120     121     109     103     103     111     112      99     100
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW, AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.34%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------
                                                             FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------
                                         2008 2009  2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $117.57 $112.76 $129.21 $166.93 $183.89 $182.18 $193.64 $232.30
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       75     327     498     586     628     661     637     611
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --       -- $ 86.03 $100.31 $131.18 $146.62 $130.88 $146.27 $159.97
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      20      57      89     125     144     140     137
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $109.21 $100.50 $126.76 $128.11 $144.53 $140.10 $140.74 $156.54
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       15      60     130     169     214     232     230     227
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --       -- $ 94.99 $109.61 $115.46 $115.71 $110.32 $120.63 $126.30
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      18      52      64      73      79      78      86
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --       -- $ 86.80 $ 98.69 $115.60 $114.15 $109.67 $107.46 $130.11
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      39      88     117     157     187     204     207
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $114.65 $105.76 $115.42 $146.29 $150.34 $141.98 $158.52 $179.32
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --        9      36      47      48      48      47      49      51
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $124.31 $121.44 $136.18 $184.17 $185.49 $172.50 $190.35 $213.58
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --        2      18      18      21      20      23      21      19
------------------------------------------------------------------------------------------------------------------
IVY VIP ENERGY
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $128.55 $115.31 $115.33 $145.36 $128.27 $ 98.52 $130.79 $112.73
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       13      78      99     120     159     186     209     208
------------------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $106.22 $110.31 $129.12 $140.77 $141.52 $130.54 $149.65 $157.51
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       26     156     349     427     469     445     427     435
------------------------------------------------------------------------------------------------------------------
IVY VIP MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --       -- $ 89.68 $100.48 $128.81 $137.08 $127.43 $133.41 $167.03
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      45     177     304     331     371     384     388
------------------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --       -- $ 79.10 $ 82.07 $116.08 $116.35 $116.95 $118.75 $144.25
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      19      31      42      41      87      70      68
------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $113.40 $ 91.70 $110.42 $107.59 $101.22 $ 79.84 $ 95.14 $119.99
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       88     285     473     574     634     724     749     775
------------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $111.16 $107.72 $123.20 $155.15 $154.80 $162.38 $166.36 $208.16
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       28     157     291     446     553     670     774     854
------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW, AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.34%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $114.87 $110.60 $129.66 $168.53 $184.08 $181.52 $193.99 $235.47
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       6      11      23      28      26      25      27      28
------------------------------------------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $187.35 $195.65 $247.28
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      21      27      24
------------------------------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $119.04 $118.68 $133.79 $177.83 $193.71 $211.24 $225.89 $309.02
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       9      48      81      96     110     135     157     189
------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $110.79 $116.42 $130.03 $154.23 $171.13 $143.92 $157.95 $178.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      11     106     184     228     304     276     260     245
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 47.27 $ 64.44 $ 75.22 $ 69.95 $ 79.27 $107.95 $118.60 $122.37 $125.61 $162.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     6,924   6,779   6,357   5,698   5,104   4,552   4,115   3,772   3,425   3,113
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $121.96 $130.33 $136.56 $142.56 $148.34 $142.91 $146.28 $144.50 $146.34 $148.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       378     415     480     487     527     481     427     390     355     334
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $101.14 $141.01 $176.28 $159.94 $182.16 $251.92 $260.63 $253.22 $266.77 $333.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         7       8       8       8       7       7       6       6       6       5
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $111.45 $158.19 $194.62 $166.07 $188.12 $251.66 $261.54 $243.71 $286.33 $308.70
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       4       5       5       4       4       4       4       4       3
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.51 $156.93 $182.16 $170.97 $191.22 $255.83 $286.60 $300.55 $323.06 $443.45
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       4       4       4       4       5       5       4       4       5
------------------------------------------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.60 $ 93.30 $101.92 $ 97.73 $106.89 $120.29 $122.19 $118.25 $123.24 $135.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       109     141     154     156     141     141     128     113     100      84
------------------------------------------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 74.21 $ 90.20 $ 99.61 $ 94.44 $105.15 $123.55 $126.81 $122.56 $129.89 $147.91
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       108     162     190     202     211     227     242     247     253     265
------------------------------------------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 71.34 $ 88.38 $ 98.29 $ 92.47 $104.11 $125.57 $129.45 $125.12 $133.35 $154.95
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        72     122     152     171     195     209     224     239     250     264
------------------------------------------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.30 $ 86.09 $ 96.22 $ 89.68 $102.13 $126.18 $130.43 $125.82 $134.93 $159.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        52      91     108     122     137     149     164     177     185     194
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW, AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.34%. (CONTINUED)



---------------------------------------------------------------------------------------------------------
                                                        FOR THE YEARS ENDING DECEMBER 31,
                                         ----------------------------------------------------------------
                                         2008 2009 2010  2011   2012   2013   2014   2015   2016   2017
---------------------------------------------------------------------------------------------------------
TARGET 2055 ALLOCATION
---------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --      --     --     --     -- $91.46 $98.81 $118.74
---------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --      --     --     --     --      1      8      13
---------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND
---------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --  $82.94 $84.37 $91.81 $73.06 $47.84 $67.69 $ 65.47
---------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --      44     90    109    129    167    199     184
---------------------------------------------------------------------------------------------------------

EQUI-VEST(R) Vantage/SM/ ACTS Contracts

--------------------------------------------------------------------------------


THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW, AS OF
DECEMBER 31, 2017, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.40%.



----------------------------------------------------------------------------------------
                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------
                                          2012    2013    2014    2015    2016    2017
----------------------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
----------------------------------------------------------------------------------------
   Unit value                            $107.99 $149.63 $153.61 $144.27 $177.14 $204.83
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       3       4       5       6
----------------------------------------------------------------------------------------
1290 VT SOCIALLY RESPONSIBLE
----------------------------------------------------------------------------------------
   Unit value                            $101.42 $135.70 $153.55 $153.66 $168.29 $201.82
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       2       3       4       4       4
----------------------------------------------------------------------------------------
AXA 400 MANAGED VOLATILITY
----------------------------------------------------------------------------------------
   Unit value                            $104.96 $137.65 $149.17 $143.95 $171.59 $196.93
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       2       2       3       4
----------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
----------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 87.37 $ 87.21 $109.71
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1      --       1
----------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
----------------------------------------------------------------------------------------
   Unit value                            $109.45 $130.08 $120.26 $115.99 $116.39 $143.02
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)        38      39      39      39      38      36
----------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
----------------------------------------------------------------------------------------
   Unit value                            $103.13 $136.08 $152.11 $145.41 $167.02 $189.41
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)        26      26      25      25      23      23
----------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
----------------------------------------------------------------------------------------
   Unit value                            $102.42 $115.38 $118.40 $116.89 $122.66 $135.67
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)        27      30      30      30      27      26
----------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
----------------------------------------------------------------------------------------
   Unit value                            $102.12 $116.54 $123.27 $119.06 $130.96 $143.50
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1      --      --
----------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
----------------------------------------------------------------------------------------
   Unit value                            $ 99.99 $126.74 $136.11 $151.19 $160.84 $215.61
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       2
----------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
----------------------------------------------------------------------------------------
   Unit value                            $101.97 $134.54 $150.16 $149.47 $166.28 $199.52
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)        10      11      11      11      11      11
----------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
----------------------------------------------------------------------------------------
   Unit value                            $101.06 $ 99.05 $101.04 $101.08 $102.06 $103.14
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)         7       8       9       9       9       9
----------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
----------------------------------------------------------------------------------------
   Unit value                            $101.23 $132.60 $149.21 $149.79 $165.94 $200.06
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)        38      39      43      45      44      44
----------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW, AS OF
DECEMBER 31, 2017, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.40%. (CONTINUED)



----------------------------------------------------------------------------------------
                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------
                                          2012    2013    2014    2015    2016    2017
----------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
----------------------------------------------------------------------------------------
   Unit value                            $109.85 $132.91 $123.24 $120.13 $122.27 $150.07
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       2       3       5       7
----------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
----------------------------------------------------------------------------------------
   Unit value                            $104.59 $141.45 $161.14 $156.83 $189.84 $222.58
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       2       2       2
----------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
----------------------------------------------------------------------------------------
   Unit value                            $108.44 $122.75 $116.14 $115.90 $117.72 $154.84
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       3       4       5       7
----------------------------------------------------------------------------------------
EQ/MID CAP INDEX
----------------------------------------------------------------------------------------
   Unit value                            $105.09 $138.77 $150.64 $145.75 $174.07 $200.22
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)        41      42      43      43      44      44
----------------------------------------------------------------------------------------
EQ/MONEY MARKET
----------------------------------------------------------------------------------------
   Unit value                            $ 99.85 $ 99.45 $ 99.05 $ 98.66 $ 98.26 $ 98.26
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       2       2       2       4       2
----------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
----------------------------------------------------------------------------------------
   Unit value                            $102.88 $141.96 $140.39 $132.15 $125.92 $160.41
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       1       2
----------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
----------------------------------------------------------------------------------------
   Unit value                            $104.81 $143.48 $149.84 $142.42 $170.97 $194.15
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)        41      42      42      42      42      43
----------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
----------------------------------------------------------------------------------------
   Unit value                            $101.45 $139.36 $150.80 $165.55 $167.10 $221.97
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)        21      24      25      25      25      25
----------------------------------------------------------------------------------------
IVY VIP ENERGY
----------------------------------------------------------------------------------------
   Unit value                            $100.32 $127.66 $113.72 $ 88.18 $118.18 $102.82
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       4       5       7       7
----------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES
----------------------------------------------------------------------------------------
   Unit value                            $104.12 $124.67 $139.65 $118.57 $131.36 $149.80
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       4       6       7       8
----------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
----------------------------------------------------------------------------------------
   Unit value                            $101.59 $ 98.80 $102.09 $101.82 $104.09 $106.78
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       2       3       3       3
----------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
----------------------------------------------------------------------------------------
   Unit value                            $106.24 $143.47 $150.53 $141.60 $167.95 $182.79
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1      --       1       1
----------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION
----------------------------------------------------------------------------------------
   Unit value                            $103.12 $117.16 $120.15 $117.38 $123.50 $136.91
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --
----------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW, AS OF
DECEMBER 31, 2017, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.40%. (CONTINUED)



----------------------------------------------------------------------------------------
                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------
                                          2012    2013    2014    2015    2016    2017
----------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION
----------------------------------------------------------------------------------------
   Unit value                            $103.50 $122.78 $127.22 $124.12 $132.80 $152.66
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --
----------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION
----------------------------------------------------------------------------------------
   Unit value                            $103.77 $126.36 $131.50 $128.32 $138.06 $161.94
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       1       1
----------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION
----------------------------------------------------------------------------------------
   Unit value                            $104.11 $129.85 $135.51 $131.97 $142.86 $170.31
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1      --       1
----------------------------------------------------------------------------------------

FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............   FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2017............   FSA-4
   Statements of Operations for the Year or Period Ended December 31,
     2017.............................................................  FSA-52
   Statements of Changes in Net Assets for the Years or Periods Ended
     December 31, 2017 and 2016.......................................  FSA-70
   Notes to Financial Statements...................................... FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

Report of Independent Registered Public Accounting Firm...............     F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets as of December 31, 2017 and 2016.......     F-2
   Consolidated Statements of Income (Loss), for the Years Ended
     December 31, 2017, 2016 and 2015.................................     F-4
   Consolidated Statements of Comprehensive Income (Loss), for the
     Years Ended December 31, 2017, 2016 and 2015.....................     F-5
   Consolidated Statements of Equity, for the Years Ended December
     31, 2017, 2016 and 2015..........................................     F-6
   Consolidated Statements of Cash Flows, for the Years Ended
     December 31, 2017, 2016 and 2015.................................     F-7
   Notes to Consolidated Financial Statements.........................    F-10
   Financial Statements Schedules.....................................    F-98

                                 FSA-1  #491264

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AXA Equitable Life Insurance Company and the Contractowners of Separate Account A of AXA Equitable Life Insurance Company

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities of each of the Variable Investment Options listed in the table below (constituting Separate Account A of AXA Equitable Life Insurance Company, hereafter collectively referred to as the "Variable Investment Options") as of December 31, 2017, the related statements of operations and of changes in net assets, including the related notes, for the periods listed in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Variable Investment Options as of December 31, 2017 and the results of each of their operations and changes in each of their net assets for the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

 1290 VT DOUBLELINE DYNAMIC             AXA/MUTUAL LARGE CAP EQUITY MANAGED
 ALLOCATION/(1)/                        VOLATILITY/(1)/
 1290 VT DOUBLELINE OPPORTUNISTIC       AXA/TEMPLETON GLOBAL EQUITY MANAGED
 BOND/(1)/                              VOLATILITY/(1)/
 1290 VT EQUITY INCOME/(1)/             CHARTER/SM/ MODERATE/(2)/
 1290 VT GAMCO MERGERS &                CHARTER/SM/ MULTI-SECTOR BOND/(1)/
 ACQUISITIONS/(1)/                      CHARTER/SM/ SMALL CAP GROWTH/(1)/
 1290 VT GAMCO SMALL COMPANY VALUE/(1)/ CHARTER/SM/ SMALL CAP VALUE/(1)/
 1290 VT HIGH YIELD BOND/(1)/           EQ/BLACKROCK BASIC VALUE EQUITY/(1)/
 1290 VT SMALL CAP VALUE/(1)/           EQ/CAPITAL GUARDIAN RESEARCH/(1)/
 1290 VT SMARTBETA EQUITY/(1)/          EQ/COMMON STOCK INDEX/(1)/
 1290 VT SOCIALLY RESPONSIBLE/(1)/      EQ/CORE BOND INDEX/(1)/
 ALL ASSET GROWTH-ALT 20/(1)/           EQ/EMERGING MARKETS EQUITY PLUS/(1)/
 AMERICAN CENTURY VP MID CAP VALUE      EQ/EQUITY 500 INDEX/(1)/
 FUND/(1)/                              EQ/GLOBAL BOND PLUS/(1)/
 AMERICAN FUNDS INSURANCE SERIES(R)     EQ/INTERMEDIATE GOVERNMENT BOND/(1)/
 BOND FUND/SM(1)/                       EQ/INTERNATIONAL EQUITY INDEX/(1)/
 AXA 400 MANAGED VOLATILITY/(1)/        EQ/INVESCO COMSTOCK/(1)/
 AXA 500 MANAGED VOLATILITY/(1)/        EQ/JPMORGAN VALUE OPPORTUNITIES/(1)/
 AXA 2000 MANAGED VOLATILITY/(1)/       EQ/LARGE CAP GROWTH INDEX/(1)/
 AXA AGGRESSIVE ALLOCATION/(1)/         EQ/LARGE CAP VALUE INDEX/(1)/
 AXA BALANCED STRATEGY/(1)/             EQ/MFS INTERNATIONAL GROWTH/(1)/
 AXA CONSERVATIVE ALLOCATION/(1)/       EQ/MID CAP INDEX/(1)/
 AXA CONSERVATIVE GROWTH STRATEGY/(1)/  EQ/MONEY MARKET/(1)/
 AXA CONSERVATIVE STRATEGY/(1)/         EQ/OPPENHEIMER GLOBAL/(1)/
 AXA CONSERVATIVE-PLUS ALLOCATION/(1)/  EQ/PIMCO GLOBAL REAL RETURN/(1)/
 AXA GLOBAL EQUITY MANAGED              EQ/PIMCO ULTRA SHORT BOND/(1)/
 VOLATILITY/(1)/                        EQ/QUALITY BOND PLUS/(1)/
 AXA GROWTH STRATEGY/(1)/               EQ/SMALL COMPANY INDEX/(1)/
 AXA INTERNATIONAL CORE MANAGED         EQ/T. ROWE PRICE GROWTH STOCK/(1)/
 VOLATILITY/(1)/                        EQ/UBS GROWTH & INCOME/(1)/
 AXA INTERNATIONAL MANAGED              FIDELITY(R) VIP CONTRAFUND(R)
 VOLATILITY/(1)/                        PORTFOLIO/(1)/
 AXA INTERNATIONAL VALUE MANAGED        FIDELITY(R) VIP EQUITY-INCOME
 VOLATILITY/(1)/                        PORTFOLIO/(1)/
 AXA LARGE CAP CORE MANAGED             FIDELITY(R) VIP MID CAP PORTFOLIO/(1)/
 VOLATILITY/(1)/                        GOLDMAN SACHS VIT MID CAP VALUE
 AXA LARGE CAP GROWTH MANAGED           FUND/(1)/
 VOLATILITY/(1)/                        INVESCO V.I. DIVERSIFIED DIVIDEND
 AXA LARGE CAP VALUE MANAGED            FUND/(1)/
 VOLATILITY/(1)/                        INVESCO V.I. GLOBAL REAL ESTATE
 AXA MID CAP VALUE MANAGED              FUND/(1)/
 VOLATILITY/(1)/                        INVESCO V.I. HIGH YIELD FUND/(1)/
 AXA MODERATE ALLOCATION/(1)/           INVESCO V.I. INTERNATIONAL GROWTH
 AXA MODERATE GROWTH STRATEGY/(1)/      FUND/(1)/
 AXA MODERATE-PLUS ALLOCATION/(1)/      INVESCO V.I. MID CAP CORE EQUITY
 AXA/AB DYNAMIC MODERATE GROWTH/(1)/    FUND/(1)/
 AXA/AB SMALL CAP GROWTH/(1)/           INVESCO V.I. SMALL CAP EQUITY
 AXA/CLEARBRIDGE LARGE CAP GROWTH/(1)/  FUND/(1)/
 AXA/FRANKLIN BALANCED MANAGED          IVY VIP ENERGY/(1)/
 VOLATILITY/(1)/                        IVY VIP HIGH INCOME/(1)/
 AXA/FRANKLIN SMALL CAP VALUE MANAGED
 VOLATILITY/(1)/
 AXA/FRANKLIN TEMPLETON ALLOCATION
 MANAGED VOLATILITY/(1)/
 AXA/JANUS ENTERPRISE/(1)/
 AXA/LOOMIS SAYLES GROWTH/(1)/

                                     FSA-2

 IVY VIP MID CAP GROWTH/(1)/            MULTIMANAGER MID CAP VALUE/(1)/
 IVY VIP SMALL CAP GROWTH/(1)/          MULTIMANAGER TECHNOLOGY/(1)/
 LAZARD RETIREMENT EMERGING MARKETS     OPPENHEIMER MAIN STREET
 EQUITY PORTFOLIO/(1)/                  FUND(R)/VA/(1)/
 MFS(R) INTERNATIONAL VALUE             PIMCO COMMODITYREALRETURN(R) STRATEGY
 PORTFOLIO/(1)/                         PORTFOLIO/(1)/
 MFS(R) INVESTORS TRUST SERIES/(1)/     TARGET 2015 ALLOCATION/(1)/
 MFS(R) MASSACHUSETTS INVESTORS GROWTH  TARGET 2025 ALLOCATION/(1)/
 STOCK PORTFOLIO/(1)/                   TARGET 2035 ALLOCATION/(1)/
 MFS(R) TECHNOLOGY PORTFOLIO/(1)/       TARGET 2045 ALLOCATION/(1)/
 MFS(R) UTILITIES SERIES/(1)/           TARGET 2055 ALLOCATION/(1)/
 MULTIMANAGER AGGRESSIVE EQUITY/(1)/    TEMPLETON GLOBAL BOND VIP FUND/(1)/
 MULTIMANAGER CORE BOND/(1)/            VANECK VIP GLOBAL HARD ASSETS
 MULTIMANAGER MID CAP GROWTH/(1)/       FUND/(1)/

(1)Statements of operations for the year ended December 31, 2017 and statements of changes in net assets for each of the two years in the period ended December 31, 2017.
(2)Statements of operations and of changes in net assets for the period May
   19, 2017 (commencement of operations) through December 31, 2017.

BASIS FOR OPINIONS

These financial statements are the responsibility of AXA Equitable Life Insurance Company management. Our responsibility is to express an opinion on the Variable Investment Options' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Variable Investment Options in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 16, 2018

We have served as the auditor of one or more of the Variable Investment Options in Separate Account A of AXA Equitable Life Insurance Company since 1993.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

                                         1290 VT      1290 VT
                                       DOUBLELINE   DOUBLELINE                  1290 VT GAMCO 1290 VT GAMCO
                                         DYNAMIC   OPPORTUNISTIC 1290 VT EQUITY   MERGERS &   SMALL COMPANY  1290 VT HIGH
                                       ALLOCATION*     BOND*        INCOME*     ACQUISITIONS*    VALUE*      YIELD BOND*
                                       ----------- ------------- -------------- ------------- -------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............ $11,439,951  $6,424,562    $117,548,027   $17,251,838  $1,046,148,780 $12,964,584
Receivable for shares of the
 Portfolios sold......................          --          --              --        11,174              --          --
Receivable for policy-related
 transactions.........................       8,540      58,912          42,774            --         616,851      39,855
                                       -----------  ----------    ------------   -----------  -------------- -----------
   Total assets.......................  11,448,491   6,483,474     117,590,801    17,263,012   1,046,765,631  13,004,439
                                       -----------  ----------    ------------   -----------  -------------- -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................       8,540      58,820          42,774            --         616,851      39,855
Payable for policy-related
 transactions.........................          --          --              --        11,174              --          --
                                       -----------  ----------    ------------   -----------  -------------- -----------
   Total liabilities..................       8,540      58,820          42,774        11,174         616,851      39,855
                                       -----------  ----------    ------------   -----------  -------------- -----------
NET ASSETS............................ $11,439,951  $6,424,654    $117,548,027   $17,251,838  $1,046,148,780 $12,964,584
                                       ===========  ==========    ============   ===========  ============== ===========
NET ASSETS:
Accumulation unit values.............. $11,438,225  $6,424,617    $117,541,686   $17,239,624  $1,046,106,449 $12,964,520
Retained by AXA Equitable in Separate
 Account A............................       1,726          37           6,341        12,214          42,331          64
                                       -----------  ----------    ------------   -----------  -------------- -----------
TOTAL NET ASSETS...................... $11,439,951  $6,424,654    $117,548,027   $17,251,838  $1,046,148,780 $12,964,584
                                       ===========  ==========    ============   ===========  ============== ===========

Investments in shares of the
 Portfolios, at cost.................. $11,145,086  $6,443,999    $121,101,734   $17,367,556  $  902,836,765 $13,089,808

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                           AMERICAN FUNDS
                                                      1290 VT     1290 VT                      AMERICAN      INSURANCE
                                       1290 VT SMALL SMARTBETA    SOCIALLY     ALL ASSET    CENTURY VP MID SERIES(R) BOND
                                        CAP VALUE*    EQUITY*   RESPONSIBLE* GR0WTH-ALT 20* CAP VALUE FUND    FUND/SM/
                                       ------------- ---------- ------------ -------------- -------------- --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............  $1,717,403   $1,257,326 $54,485,684   $84,044,489    $75,262,084    $44,600,090
Receivable for policy-related
 transactions.........................       4,203        2,515      17,415        84,931        129,418         68,617
                                        ----------   ---------- -----------   -----------    -----------    -----------
   Total assets.......................   1,721,606    1,259,841  54,503,099    84,129,420     75,391,502     44,668,707
                                        ----------   ---------- -----------   -----------    -----------    -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................       4,203        2,498      17,413        84,931        129,376         68,571
                                        ----------   ---------- -----------   -----------    -----------    -----------
   Total liabilities..................       4,203        2,498      17,413        84,931        129,376         68,571
                                        ----------   ---------- -----------   -----------    -----------    -----------
NET ASSETS............................  $1,717,403   $1,257,343 $54,485,686   $84,044,489    $75,262,126    $44,600,136
                                        ==========   ========== ===========   ===========    ===========    ===========
NET ASSETS:
Accumulation unit values..............  $1,709,123   $1,257,343 $54,460,039   $84,043,726    $75,262,126    $44,600,136
Retained by AXA Equitable in Separate
 Account A............................       8,280           --      25,647           763             --             --
                                        ----------   ---------- -----------   -----------    -----------    -----------
TOTAL NET ASSETS......................  $1,717,403   $1,257,343 $54,485,686   $84,044,489    $75,262,126    $44,600,136
                                        ==========   ========== ===========   ===========    ===========    ===========

Investments in shares of the
 Portfolios, at cost..................  $1,630,662   $1,168,522 $50,082,557   $77,042,257    $66,861,259    $45,373,012

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                         AXA 400     AXA 500    AXA 2000       AXA                       AXA
                                         MANAGED     MANAGED     MANAGED   AGGRESSIVE   AXA BALANCED CONSERVATIVE
                                       VOLATILITY* VOLATILITY* VOLATILITY* ALLOCATION*   STRATEGY*   ALLOCATION*
                                       ----------- ----------- ----------- ------------ ------------ ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............ $16,487,022 $26,601,305 $7,758,560  $719,519,440 $132,739,997 $106,475,791
Receivable for shares of the
 Portfolios sold......................      15,573          --         --            --           --       11,850
Receivable for policy-related
 transactions.........................          --      25,347        859       123,947       10,104           --
                                       ----------- ----------- ----------  ------------ ------------ ------------
   Total assets.......................  16,502,595  26,626,652  7,759,419   719,643,387  132,750,101  106,487,641
                                       ----------- ----------- ----------  ------------ ------------ ------------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................          --      25,347        859       123,947       10,104           --
Payable for policy-related
 transactions.........................      15,573          --         --            --           --       11,850
                                       ----------- ----------- ----------  ------------ ------------ ------------
   Total liabilities..................      15,573      25,347        859       123,947       10,104       11,850
                                       ----------- ----------- ----------  ------------ ------------ ------------
NET ASSETS............................ $16,487,022 $26,601,305 $7,758,560  $719,519,440 $132,739,997 $106,475,791
                                       =========== =========== ==========  ============ ============ ============
NET ASSETS:
Accumulation unit values.............. $16,486,017 $26,598,018 $7,758,304  $719,501,874 $132,738,039 $106,471,630
Retained by AXA Equitable in Separate
 Account A............................       1,005       3,287        256        17,566        1,958        4,161
                                       ----------- ----------- ----------  ------------ ------------ ------------
TOTAL NET ASSETS...................... $16,487,022 $26,601,305 $7,758,560  $719,519,440 $132,739,997 $106,475,791
                                       =========== =========== ==========  ============ ============ ============

Investments in shares of the
 Portfolios, at cost.................. $15,729,973 $22,688,818 $7,164,813  $658,285,759 $117,735,872 $108,175,598

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                           AXA                        AXA      AXA GLOBAL                   AXA
                                       CONSERVATIVE     AXA      CONSERVATIVE-   EQUITY                INTERNATIONAL
                                          GROWTH    CONSERVATIVE     PLUS        MANAGED    AXA GROWTH CORE MANAGED
                                        STRATEGY*    STRATEGY*    ALLOCATION*  VOLATILITY*  STRATEGY*   VOLATILITY*
                                       ------------ ------------ ------------- ------------ ---------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............ $29,665,388   $9,801,572  $220,562,922  $406,245,555 $1,528,340 $178,944,059
Receivable for shares of the
 Portfolios sold......................      11,809       18,505        50,019            --         48           --
Receivable for policy-related
 transactions.........................          --           --            --       108,921         --       39,004
                                       -----------   ----------  ------------  ------------ ---------- ------------
   Total assets.......................  29,677,197    9,820,077   220,612,941   406,354,476  1,528,388  178,983,063
                                       -----------   ----------  ------------  ------------ ---------- ------------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................          --           --            --       108,921         --       39,004
Payable for policy related
 transactions.........................      11,810       18,435        50,019            --          8           --
                                       -----------   ----------  ------------  ------------ ---------- ------------
   Total liabilities..................      11,810       18,435        50,019       108,921          8       39,004
                                       -----------   ----------  ------------  ------------ ---------- ------------
NET ASSETS............................ $29,665,387   $9,801,642  $220,562,922  $406,245,555 $1,528,380 $178,944,059
                                       ===========   ==========  ============  ============ ========== ============
NET ASSETS:
Accumulation unit values.............. $29,665,309   $9,801,642  $220,538,791  $406,201,949 $1,528,380 $178,926,914
Retained by AXA Equitable in Separate
 Account A............................          78           --        24,131        43,606         --       17,145
                                       -----------   ----------  ------------  ------------ ---------- ------------
TOTAL NET ASSETS...................... $29,665,387   $9,801,642  $220,562,922  $406,245,555 $1,528,380 $178,944,059
                                       ===========   ==========  ============  ============ ========== ============

Investments in shares of the
 Portfolios, at cost.................. $27,679,219   $9,540,157  $219,814,897  $293,223,421 $1,066,463 $150,076,251

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                          AXA
                                            AXA      INTERNATIONAL               AXA LARGE CAP AXA LARGE CAP AXA MID CAP
                                       INTERNATIONAL     VALUE     AXA LARGE CAP    GROWTH         VALUE        VALUE
                                          MANAGED       MANAGED    CORE MANAGED     MANAGED       MANAGED      MANAGED
                                        VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*  VOLATILITY*
                                       ------------- ------------- ------------- ------------- ------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............  $12,261,216  $194,754,765   $33,729,355  $751,883,820  $886,548,517  $523,436,848
Receivable for shares of the
 Portfolios sold......................           --        28,937            --       274,867        14,808         2,787
Receivable for policy-related
 transactions.........................       14,799            --       159,750            --            --            --
                                        -----------  ------------   -----------  ------------  ------------  ------------
   Total assets.......................   12,276,015   194,783,702    33,889,105   752,158,687   886,563,325   523,439,635
                                        -----------  ------------   -----------  ------------  ------------  ------------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................       14,799            --       159,750            --            --            --
Payable for policy-related
 transactions.........................           --        28,937            --       274,866        60,034         2,783
                                        -----------  ------------   -----------  ------------  ------------  ------------
   Total liabilities..................       14,799        28,937       159,750       274,866        60,034         2,783
                                        -----------  ------------   -----------  ------------  ------------  ------------
NET ASSETS............................  $12,261,216  $194,754,765   $33,729,355  $751,883,821  $886,503,291  $523,436,852
                                        ===========  ============   ===========  ============  ============  ============
NET ASSETS:
Accumulation unit values..............  $12,259,850  $194,736,918   $33,712,571  $751,814,364  $882,663,909  $523,414,533
Contracts in payout (annuitization)
 period...............................           --            --            --            --     3,272,297            --
Retained by AXA Equitable in Separate
 Account A............................        1,366        17,847        16,784        69,457       567,085        22,319
                                        -----------  ------------   -----------  ------------  ------------  ------------
TOTAL NET ASSETS......................  $12,261,216  $194,754,765   $33,729,355  $751,883,821  $886,503,291  $523,436,852
                                        ===========  ============   ===========  ============  ============  ============

Investments in shares of the
 Portfolios, at cost..................  $11,069,084  $160,905,910   $25,073,942  $477,926,460  $548,479,782  $350,639,822

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                    AXA/AB                    AXA/
                                                      AXA MODERATE AXA MODERATE-   DYNAMIC                 CLEARBRIDGE
                                        AXA MODERATE     GROWTH        PLUS        MODERATE   AXA/AB SMALL  LARGE CAP
                                        ALLOCATION*    STRATEGY*    ALLOCATION*    GROWTH*    CAP GROWTH*    GROWTH*
                                       -------------- ------------ -------------- ----------- ------------ ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............ $1,685,402,243 $66,166,968  $1,211,085,674 $18,919,286 $396,904,823 $160,793,033
Receivable for shares of the
 Portfolios sold......................         99,294          --              --          --           --      129,406
Receivable for policy-related
 transactions.........................             --      37,728         133,634      97,110      217,465           --
                                       -------------- -----------  -------------- ----------- ------------ ------------
   Total assets.......................  1,685,501,537  66,204,696   1,211,219,308  19,016,396  397,122,288  160,922,439
                                       -------------- -----------  -------------- ----------- ------------ ------------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................             --      37,728         133,635      97,104      217,466           --
Payable for policy-related
 transactions.........................         14,463          --              --          --           --      129,406
                                       -------------- -----------  -------------- ----------- ------------ ------------
   Total liabilities..................         14,463      37,728         133,635      97,104      217,466      129,406
                                       -------------- -----------  -------------- ----------- ------------ ------------
NET ASSETS............................ $1,685,487,074 $66,166,968  $1,211,085,673 $18,919,292 $396,904,822 $160,793,033
                                       ============== ===========  ============== =========== ============ ============
NET ASSETS:
Accumulation unit values.............. $1,679,787,118 $66,157,740  $1,211,042,198 $18,919,292 $394,456,293 $160,742,363
Contracts in payout (annuitization)
 period...............................      5,640,037          --              --          --    2,402,465           --
Retained by AXA Equitable in Separate
 Account A............................         59,919       9,228          43,475          --       46,064       50,670
                                       -------------- -----------  -------------- ----------- ------------ ------------
TOTAL NET ASSETS...................... $1,685,487,074 $66,166,968  $1,211,085,673 $18,919,292 $396,904,822 $160,793,033
                                       ============== ===========  ============== =========== ============ ============

Investments in shares of the
 Portfolios, at cost.................. $1,677,002,829 $60,831,579  $1,150,197,054 $17,408,772 $349,889,046 $156,077,512

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                    AXA/FRANKLIN AXA/FRANKLIN                          AXA/MUTUAL
                                       AXA/FRANKLIN  SMALL CAP    TEMPLETON                             LARGE CAP
                                         BALANCED      VALUE      ALLOCATION               AXA/LOOMIS    EQUITY
                                         MANAGED      MANAGED      MANAGED     AXA/JANUS     SAYLES      MANAGED
                                       VOLATILITY*  VOLATILITY*  VOLATILITY*  ENTERPRISE*   GROWTH*    VOLATILITY*
                                       ------------ ------------ ------------ ------------ ----------- -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............ $94,200,958  $20,920,849  $76,395,388  $304,346,273 $91,316,185 $27,940,475
Receivable for shares of the
 Portfolios sold......................          --        9,232        2,405            --          --          --
Receivable for policy-related
 transactions.........................      20,653           --           --         8,164     135,909      14,922
                                       -----------  -----------  -----------  ------------ ----------- -----------
   Total assets.......................  94,221,611   20,930,081   76,397,793   304,354,437  91,452,094  27,955,397
                                       -----------  -----------  -----------  ------------ ----------- -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................      20,653           --           --         5,516     135,909      14,922
Payable for policy related
 transactions.........................          --        9,232        2,404            --          --          --
                                       -----------  -----------  -----------  ------------ ----------- -----------
   Total liabilities..................      20,653        9,232        2,404         5,516     135,909      14,922
                                       -----------  -----------  -----------  ------------ ----------- -----------
NET ASSETS............................ $94,200,958  $20,920,849  $76,395,389  $304,348,921 $91,316,185 $27,940,475
                                       ===========  ===========  ===========  ============ =========== ===========
NET ASSETS:
Accumulation unit values.............. $94,188,328  $20,920,702  $76,371,153  $304,348,921 $91,309,125 $27,935,248
Retained by AXA Equitable in Separate
 Account A............................      12,630          147       24,236            --       7,060       5,227
                                       -----------  -----------  -----------  ------------ ----------- -----------
TOTAL NET ASSETS...................... $94,200,958  $20,920,849  $76,395,389  $304,348,921 $91,316,185 $27,940,475
                                       ===========  ===========  ===========  ============ =========== ===========

Investments in shares of the
 Portfolios, at cost.................. $85,495,956  $17,485,701  $65,064,989  $302,275,524 $71,837,400 $21,373,851

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                       AXA/TEMPLETON
                                       GLOBAL EQUITY             CHARTER/SM/  CHARTER/SM/ CHARTER/SM/  EQ/BLACKROCK
                                          MANAGED    CHARTER/SM/ MULTI-SECTOR SMALL CAP    SMALL CAP   BASIC VALUE
                                        VOLATILITY*  MODERATE*      BOND*      GROWTH*       VALUE*      EQUITY*
                                       ------------- ----------  ------------ ----------- ------------ ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............  $51,199,519   $324,013   $83,506,209  $47,034,001 $118,662,816 $791,517,766
Receivable for shares of the
 Portfolios sold......................       34,716         --         3,553        7,042        2,416      170,112
Receivable for policy-related
 transactions.........................           --        745            --           --           --           --
                                        -----------   --------   -----------  ----------- ------------ ------------
   Total assets.......................   51,234,235    324,758    83,509,762   47,041,043  118,665,232  791,687,878
                                        -----------   --------   -----------  ----------- ------------ ------------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................           --        735            --           --           --           --
Payable for policy-related
 transactions.........................       34,716         --         3,553        7,041        2,412      170,105
                                        -----------   --------   -----------  ----------- ------------ ------------
   Total liabilities..................       34,716        735         3,553        7,041        2,412      170,105
                                        -----------   --------   -----------  ----------- ------------ ------------
NET ASSETS............................  $51,199,519   $324,023   $83,506,209  $47,034,002 $118,662,820 $791,517,773
                                        ===========   ========   ===========  =========== ============ ============
NET ASSETS:
Accumulation unit values..............  $51,181,657   $324,023   $83,107,330  $46,801,508 $118,439,153 $791,516,576
Contracts in payout (annuitization)
 period...............................           --         --       260,379           --           --           --
Retained by AXA Equitable in Separate
 Account A............................       17,862         --       138,500      232,494      223,667        1,197
                                        -----------   --------   -----------  ----------- ------------ ------------
TOTAL NET ASSETS......................  $51,199,519   $324,023   $83,506,209  $47,034,002 $118,662,820 $791,517,773
                                        ===========   ========   ===========  =========== ============ ============

Investments in shares of the
 Portfolios, at cost..................  $40,625,163   $317,091   $90,857,115  $38,544,668 $ 84,916,968 $615,897,394

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                        EQ/CAPITAL                              EQ/EMERGING
                                         GUARDIAN     EQ/COMMON    EQ/CORE BOND   MARKETS    EQ/EQUITY 500  EQ/GLOBAL
                                        RESEARCH*    STOCK INDEX*     INDEX*    EQUITY PLUS*    INDEX*      BOND PLUS*
                                       ------------ -------------- ------------ ------------ -------------- -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............ $226,644,142 $2,441,883,561 $114,139,124 $13,139,890  $1,637,429,944 $53,900,009
Receivable for shares of the
 Portfolios sold......................           --             --        7,382          --              --          --
Receivable for policy-related
 transactions.........................        4,441         66,266           --      51,685         298,278      14,596
                                       ------------ -------------- ------------ -----------  -------------- -----------
   Total assets.......................  226,648,583  2,441,949,827  114,146,506  13,191,575   1,637,728,222  53,914,605
                                       ------------ -------------- ------------ -----------  -------------- -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................        4,437         64,638           --      51,685         298,278      14,596
Payable for policy-related
 transactions.........................           --             --        7,382          --              --          --
                                       ------------ -------------- ------------ -----------  -------------- -----------
   Total liabilities..................        4,437         64,638        7,382      51,685         298,278      14,596
                                       ------------ -------------- ------------ -----------  -------------- -----------
NET ASSETS............................ $226,644,146 $2,441,885,189 $114,139,124 $13,139,890  $1,637,429,944 $53,900,009
                                       ============ ============== ============ ===========  ============== ===========
NET ASSETS:
Accumulation unit values.............. $226,593,783 $2,428,905,124 $114,128,720 $13,139,064  $1,632,975,993 $53,888,041
Contracts in payout (annuitization)
 period...............................           --     12,859,591           --          --       4,045,262          --
Retained by AXA Equitable in Separate
 Account A............................       50,363        120,474       10,404         826         408,689      11,968
                                       ------------ -------------- ------------ -----------  -------------- -----------
TOTAL NET ASSETS...................... $226,644,146 $2,441,885,189 $114,139,124 $13,139,890  $1,637,429,944 $53,900,009
                                       ============ ============== ============ ===========  ============== ===========

Investments in shares of the
 Portfolios, at cost.................. $140,860,443 $1,441,375,192 $116,530,058 $11,681,737  $1,171,664,752 $55,090,023

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                           EQ/
                                       INTERMEDIATE      EQ/                    EQ/JPMORGAN
                                        GOVERNMENT  INTERNATIONAL  EQ/INVESCO      VALUE      EQ/LARGE CAP  EQ/LARGE CAP
                                          BOND*     EQUITY INDEX*  COMSTOCK*   OPPORTUNITIES* GROWTH INDEX* VALUE INDEX*
                                       ------------ ------------- ------------ -------------- ------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............ $53,769,191  $401,688,221  $128,371,671  $143,324,006  $287,438,729  $90,361,785
Receivable for shares of the
 Portfolios sold......................          --            --        22,542            --            --           --
Receivable for policy-related
 transactions.........................       1,903        79,915            --       175,786       116,220       38,421
                                       -----------  ------------  ------------  ------------  ------------  -----------
   Total assets.......................  53,771,094   401,768,136   128,394,213   143,499,792   287,554,949   90,400,206
                                       -----------  ------------  ------------  ------------  ------------  -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................       1,876        60,308            --       175,786       116,220       38,421
Payable for policy-related
 transactions.........................          --            --        22,543            --            --           --
                                       -----------  ------------  ------------  ------------  ------------  -----------
   Total liabilities..................       1,876        60,308        22,543       175,786       116,220       38,421
                                       -----------  ------------  ------------  ------------  ------------  -----------
NET ASSETS............................ $53,769,218  $401,707,828  $128,371,670  $143,324,006  $287,438,729  $90,361,785
                                       ===========  ============  ============  ============  ============  ===========
NET ASSETS:
Accumulation unit values.............. $53,484,878  $400,259,983  $128,354,626  $143,271,113  $287,433,049  $90,358,682
Contracts in payout (annuitization)
 period...............................     222,193     1,447,669            --            --            --           --
Retained by AXA Equitable in Separate
 Account A............................      62,147           176        17,044        52,893         5,680        3,103
                                       -----------  ------------  ------------  ------------  ------------  -----------
TOTAL NET ASSETS...................... $53,769,218  $401,707,828  $128,371,670  $143,324,006  $287,438,729  $90,361,785
                                       ===========  ============  ============  ============  ============  ===========

Investments in shares of the
 Portfolios, at cost.................. $54,011,530  $370,092,011  $ 97,167,037  $125,541,109  $246,862,941  $81,287,648

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                          EQ/MFS                                  EQ/       EQ/PIMCO
                                       INTERNATIONAL  EQ/MID CAP   EQ/MONEY   OPPENHEIMER  GLOBAL REAL EQ/PIMCO ULTRA
                                          GROWTH*       INDEX*     MARKET*      GLOBAL*      RETURN*    SHORT BOND*
                                       ------------- ------------ ----------- ------------ ----------- --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............ $152,195,945  $671,403,786 $69,731,109 $177,866,357 $35,233,676  $80,893,182
Receivable for shares of the
 Portfolios sold......................           --            --      53,357           --          --       41,605
Receivable for policy-related
 transactions.........................       62,679        82,090          --      113,585      80,271           --
                                       ------------  ------------ ----------- ------------ -----------  -----------
   Total assets.......................  152,258,624   671,485,876  69,784,466  177,979,942  35,313,947   80,934,787
                                       ------------  ------------ ----------- ------------ -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................       62,679        82,090          --      113,585      80,271           --
Payable for policy-related
 transactions.........................           --            --      53,303           --          --       41,605
                                       ------------  ------------ ----------- ------------ -----------  -----------
   Total liabilities..................       62,679        82,090      53,303      113,585      80,271       41,605
                                       ------------  ------------ ----------- ------------ -----------  -----------
NET ASSETS............................ $152,195,945  $671,403,786 $69,731,163 $177,866,357 $35,233,676  $80,893,182
                                       ============  ============ =========== ============ ===========  ===========
NET ASSETS:
Accumulation unit values.............. $152,179,099  $671,402,390 $69,103,628 $177,864,691 $35,233,490  $80,880,499
Contracts in payout (annuitization)
 period...............................           --            --     250,153           --          --           --
Retained by AXA Equitable in Separate
 Account A............................       16,846         1,396     377,382        1,666         186       12,683
                                       ------------  ------------ ----------- ------------ -----------  -----------
TOTAL NET ASSETS...................... $152,195,945  $671,403,786 $69,731,163 $177,866,357 $35,233,676  $80,893,182
                                       ============  ============ =========== ============ ===========  ===========

Investments in shares of the
 Portfolios, at cost.................. $130,236,585  $543,960,093 $69,734,182 $135,809,870 $34,965,886  $80,771,305

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                     EQ/SMALL    EQ/T. ROWE    EQ/UBS    FIDELITY(R) VIP FIDELITY(R) VIP
                                       EQ/QUALITY    COMPANY    PRICE GROWTH  GROWTH &    CONTRAFUND(R)   EQUITY-INCOME
                                       BOND PLUS*     INDEX*       STOCK*     INCOME*       PORTFOLIO       PORTFOLIO
                                       ----------- ------------ ------------ ----------- --------------- ---------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............ $79,948,007 $312,768,586 $606,686,284 $42,338,259  $433,410,394     $12,643,145
Receivable for policy-related
 transactions.........................      35,757       78,454      324,265      15,666        18,767           5,905
                                       ----------- ------------ ------------ -----------  ------------     -----------
   Total assets.......................  79,983,764  312,847,040  607,010,549  42,353,925   433,429,161      12,649,050
                                       ----------- ------------ ------------ -----------  ------------     -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................      35,757       78,454      323,826      15,666        18,767           5,905
                                       ----------- ------------ ------------ -----------  ------------     -----------
   Total liabilities..................      35,757       78,454      323,826      15,666        18,767           5,905
                                       ----------- ------------ ------------ -----------  ------------     -----------
NET ASSETS............................ $79,948,007 $312,768,586 $606,686,723 $42,338,259  $433,410,394     $12,643,145
                                       =========== ============ ============ ===========  ============     ===========
NET ASSETS:
Accumulation unit values.............. $79,359,041 $312,611,613 $606,686,723 $42,336,482  $433,390,983     $12,640,445
Contracts in payout (annuitization)
 period...............................     392,293           --           --          --            --              --
Retained by AXA Equitable in Separate
 Account A............................     196,673      156,973           --       1,777        19,411           2,700
                                       ----------- ------------ ------------ -----------  ------------     -----------
TOTAL NET ASSETS...................... $79,948,007 $312,768,586 $606,686,723 $42,338,259  $433,410,394     $12,643,145
                                       =========== ============ ============ ===========  ============     ===========

Investments in shares of the
 Portfolios, at cost.................. $84,063,098 $294,828,147 $481,875,074 $39,005,000  $387,353,440     $11,660,867

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                          GOLDMAN
                                       FIDELITY(R) VIP SACHS VIT MID INVESCO V.I.  INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                           MID CAP       CAP VALUE    DIVERSIFIED  GLOBAL REAL   HIGH YIELD  INTERNATIONAL
                                          PORTFOLIO        FUND      DIVIDEND FUND ESTATE FUND      FUND      GROWTH FUND
                                       --------------- ------------- ------------- ------------ ------------ -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............   $54,047,933    $56,505,487   $45,760,422  $92,186,655  $41,199,544   $82,167,680
Receivable for policy-related
 transactions.........................         5,548          3,139        91,807       16,102       32,158        25,442
                                         -----------    -----------   -----------  -----------  -----------   -----------
   Total assets.......................    54,053,481     56,508,626    45,852,229   92,202,757   41,231,702    82,193,122
                                         -----------    -----------   -----------  -----------  -----------   -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................         5,548          3,139        91,804       16,102       32,158        25,442
                                         -----------    -----------   -----------  -----------  -----------   -----------
   Total liabilities..................         5,548          3,139        91,804       16,102       32,158        25,442
                                         -----------    -----------   -----------  -----------  -----------   -----------
NET ASSETS............................   $54,047,933    $56,505,487   $45,760,425  $92,186,655  $41,199,544   $82,167,680
                                         ===========    ===========   ===========  ===========  ===========   ===========
NET ASSETS:
Accumulation unit values..............   $54,047,791    $56,505,365   $45,759,962  $92,184,679  $41,199,274   $82,166,271
Retained by AXA Equitable in Separate
 Account A............................           142            122           463        1,976          270         1,409
                                         -----------    -----------   -----------  -----------  -----------   -----------
TOTAL NET ASSETS......................   $54,047,933    $56,505,487   $45,760,425  $92,186,655  $41,199,544   $82,167,680
                                         ===========    ===========   ===========  ===========  ===========   ===========

Investments in shares of the
 Portfolios, at cost..................   $47,202,278    $55,383,877   $43,243,968  $90,114,293  $41,025,236   $72,655,257

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                       INVESCO V.I. INVESCO V.I.
                                       MID CAP CORE  SMALL CAP                  IVY VIP HIGH IVY VIP MID CAP IVY VIP SMALL
                                       EQUITY FUND  EQUITY FUND  IVY VIP ENERGY    INCOME        GROWTH       CAP GROWTH
                                       ------------ ------------ -------------- ------------ --------------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............ $22,184,292  $10,643,562   $55,996,383   $231,112,234  $138,857,584    $25,845,703
Receivable for shares of the
 Portfolios sold......................      14,795           --        90,541             --            --             --
Receivable for policy-related
 transactions.........................          --       37,163            --        198,290        18,860         53,729
                                       -----------  -----------   -----------   ------------  ------------    -----------
   Total assets.......................  22,199,087   10,680,725    56,086,924    231,310,524   138,876,444     25,899,432
                                       -----------  -----------   -----------   ------------  ------------    -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................          --       37,163            --        198,183        18,860         53,728
Payable for policy-related
 transactions.........................      14,795           --        89,660             --            --             --
                                       -----------  -----------   -----------   ------------  ------------    -----------
   Total liabilities..................      14,795       37,163        89,660        198,183        18,860         53,728
                                       -----------  -----------   -----------   ------------  ------------    -----------
NET ASSETS............................ $22,184,292  $10,643,562   $55,997,264   $231,112,341  $138,857,584    $25,845,704
                                       ===========  ===========   ===========   ============  ============    ===========
NET ASSETS:
Accumulation unit values.............. $22,182,081  $10,640,617   $55,997,264   $231,112,214  $138,856,464    $25,838,947
Retained by AXA Equitable in Separate
 Account A............................       2,211        2,945            --            127         1,120          6,757
                                       -----------  -----------   -----------   ------------  ------------    -----------
TOTAL NET ASSETS...................... $22,184,292  $10,643,562   $55,997,264   $231,112,341  $138,857,584    $25,845,704
                                       ===========  ===========   ===========   ============  ============    ===========

Investments in shares of the
 Portfolios, at cost.................. $20,846,159  $10,439,028   $56,018,981   $231,666,982  $119,544,672    $22,459,392

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                          LAZARD
                                        RETIREMENT                                    MFS(R)
                                         EMERGING      MFS(R)                      MASSACHUSETTS
                                         MARKETS    INTERNATIONAL                    INVESTORS      MFS(R)
                                          EQUITY        VALUE     MFS(R) INVESTORS GROWTH STOCK   TECHNOLOGY  MFS(R) UTILITIES
                                        PORTFOLIO     PORTFOLIO     TRUST SERIES     PORTFOLIO    PORTFOLIO        SERIES
                                       ------------ ------------- ---------------- ------------- ------------ ----------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............ $231,336,492 $446,494,888    $17,704,011     $17,383,574  $131,157,616   $111,472,017
Receivable for policy-related
 transactions.........................      135,213      328,180         52,972          49,279        64,432         41,178
                                       ------------ ------------    -----------     -----------  ------------   ------------
   Total assets.......................  231,471,705  446,823,068     17,756,983      17,432,853   131,222,048    111,513,195
                                       ------------ ------------    -----------     -----------  ------------   ------------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................      135,213      328,150         52,972          49,279        64,432         41,178
                                       ------------ ------------    -----------     -----------  ------------   ------------
   Total liabilities..................      135,213      328,150         52,972          49,279        64,432         41,178
                                       ------------ ------------    -----------     -----------  ------------   ------------
NET ASSETS............................ $231,336,492 $446,494,918    $17,704,011     $17,383,574  $131,157,616   $111,472,017
                                       ============ ============    ===========     ===========  ============   ============
NET ASSETS:
Accumulation unit values.............. $231,311,556 $446,494,717    $17,704,011     $17,383,161  $131,150,996   $111,470,646
Retained by AXA Equitable in Separate
 Account A............................       24,936          201             --             413         6,620          1,371
                                       ------------ ------------    -----------     -----------  ------------   ------------
TOTAL NET ASSETS...................... $231,336,492 $446,494,918    $17,704,011     $17,383,574  $131,157,616   $111,472,017
                                       ============ ============    ===========     ===========  ============   ============

Investments in shares of the
 Portfolios, at cost.................. $193,729,417 $372,329,620    $16,175,586     $15,837,862  $105,888,535   $112,355,721

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                       MULTIMANAGER              MULTIMANAGER                             OPPENHEIMER
                                        AGGRESSIVE  MULTIMANAGER   MID CAP     MULTIMANAGER  MULTIMANAGER MAIN STREET
                                         EQUITY*     CORE BOND*    GROWTH*    MID CAP VALUE* TECHNOLOGY*  FUND(R)/VA
                                       ------------ ------------ ------------ -------------- ------------ -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............ $654,919,058 $113,125,228 $82,009,804   $56,351,337   $192,076,319 $6,219,410
Receivable for shares of the
 Portfolios sold......................          179       26,789          --            --             --         --
Receivable for policy-related
 transactions.........................       78,525           --      51,393         2,367        187,540        850
                                       ------------ ------------ -----------   -----------   ------------ ----------
   Total assets.......................  654,997,762  113,152,017  82,061,197    56,353,704    192,263,859  6,220,260
                                       ------------ ------------ -----------   -----------   ------------ ----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................           --           --      51,393         2,367        187,540        850
Payable for policy-related
 transactions.........................           --       26,784          --            --             --         --
                                       ------------ ------------ -----------   -----------   ------------ ----------
   Total liabilities..................           --       26,784      51,393         2,367        187,540        850
                                       ------------ ------------ -----------   -----------   ------------ ----------
NET ASSETS............................ $654,997,762 $113,125,233 $82,009,804   $56,351,337   $192,076,319 $6,219,410
                                       ============ ============ ===========   ===========   ============ ==========
NET ASSETS:
Accumulation unit values.............. $653,973,367 $113,109,420 $81,983,163   $56,321,596   $191,980,845 $6,219,200
Contracts in payout (annuitization)
 period...............................    1,024,395           --          --            --             --         --
Retained by AXA Equitable in Separate
 Account A............................           --       15,813      26,641        29,741         95,474        210
                                       ------------ ------------ -----------   -----------   ------------ ----------
TOTAL NET ASSETS...................... $654,997,762 $113,125,233 $82,009,804   $56,351,337   $192,076,319 $6,219,410
                                       ============ ============ ===========   ===========   ============ ==========

Investments in shares of the
 Portfolios, at cost.................. $349,854,022 $114,396,086 $76,775,869   $39,362,219   $156,203,195 $5,749,626

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                               PIMCO
                                       COMMODITYREALRETURN(R)
                                              STRATEGY        TARGET 2015 TARGET 2025 TARGET 2035 TARGET 2045 TARGET 2055
                                             PORTFOLIO        ALLOCATION* ALLOCATION* ALLOCATION* ALLOCATION* ALLOCATION*
                                       ---------------------- ----------- ----------- ----------- ----------- -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............       $8,224,688       $21,215,321 $77,894,335 $81,007,872 $69,513,404 $8,093,378
Receivable for shares of the
 Portfolios sold......................               --                --          --      62,892          --         --
Receivable for policy-related
 transactions.........................           10,709             4,922      46,156          --      33,131     28,918
                                             ----------       ----------- ----------- ----------- ----------- ----------
   Total assets.......................        8,235,397        21,220,243  77,940,491  81,070,764  69,546,535  8,122,296
                                             ----------       ----------- ----------- ----------- ----------- ----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................           10,625             4,922      39,513          --      33,131     28,820
Payable for policy-related
 transactions.........................               --                --          --      62,892          --         --
                                             ----------       ----------- ----------- ----------- ----------- ----------
   Total liabilities..................           10,625             4,922      39,513      62,892      33,131     28,820
                                             ----------       ----------- ----------- ----------- ----------- ----------
NET ASSETS............................       $8,224,772       $21,215,321 $77,900,978 $81,007,872 $69,513,404 $8,093,476
                                             ==========       =========== =========== =========== =========== ==========
NET ASSETS:
Accumulation unit values..............       $8,219,929       $21,214,282 $77,892,727 $80,987,014 $69,508,448 $8,093,476
Retained by AXA Equitable in Separate
 Account A............................            4,843             1,039       8,251      20,858       4,956         --
                                             ----------       ----------- ----------- ----------- ----------- ----------
TOTAL NET ASSETS......................       $8,224,772       $21,215,321 $77,900,978 $81,007,872 $69,513,404 $8,093,476
                                             ==========       =========== =========== =========== =========== ==========

Investments in shares of the
 Portfolios, at cost..................       $9,342,024       $20,982,857 $70,024,709 $70,220,262 $59,115,811 $7,203,424

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                              TEMPLETON  VANECK VIP
                                                             GLOBAL BOND GLOBAL HARD
                                                              VIP FUND   ASSETS FUND
                                                             ----------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $64,165,090 $24,338,293
Receivable for policy-related transactions..................      32,088      12,935
                                                             ----------- -----------
   Total assets.............................................  64,197,178  24,351,228
                                                             ----------- -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............      32,088      12,935
                                                             ----------- -----------
   Total liabilities........................................      32,088      12,935
                                                             ----------- -----------
NET ASSETS.................................................. $64,165,090 $24,338,293
                                                             =========== ===========
NET ASSETS:
Accumulation unit values.................................... $64,164,894 $24,338,200
Retained by AXA Equitable in Separate Account A.............         196          93
                                                             ----------- -----------
TOTAL NET ASSETS............................................ $64,165,090 $24,338,293
                                                             =========== ===========

Investments in shares of the Portfolios, at cost............ $64,967,950 $22,901,910

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

                                      SHARE CLASS** PORTFOLIO SHARES HELD
                                    --------------- ---------------------
1290 VT DOUBLELINE DYNAMIC
 ALLOCATION........................       B                  993,494

1290 VT DOUBLELINE OPPORTUNISTIC
 BOND..............................       B                  640,295

1290 VT EQUITY INCOME..............       B               19,192,382

1290 VT GAMCO MERGERS &
 ACQUISITIONS......................       B                1,333,664

1290 VT GAMCO SMALL COMPANY VALUE..       B               16,620,438

1290 VT HIGH YIELD BOND............       B                1,340,567

1290 VT SMALL CAP VALUE............       B                  162,771

1290 VT SMARTBETA EQUITY...........       B                   96,387

1290 VT SOCIALLY RESPONSIBLE.......       B                4,575,113

ALL ASSET GROWTH-ALT 20............       B                3,962,555

AMERICAN CENTURY VP MID CAP VALUE
 FUND..............................    CLASS II            3,306,770

AMERICAN FUNDS INSURANCE SERIES(R)
 BOND FUND/SM/.....................    CLASS 4             4,176,038

AXA 400 MANAGED VOLATILITY.........       B                  730,564

AXA 500 MANAGED VOLATILITY.........       B                1,114,341

AXA 2000 MANAGED VOLATILITY........       B                  362,594

AXA AGGRESSIVE ALLOCATION..........       B               60,024,119

AXA BALANCED STRATEGY..............       A                   12,479
AXA BALANCED STRATEGY..............       B                8,549,915

AXA CONSERVATIVE ALLOCATION........       B               11,252,674

AXA CONSERVATIVE GROWTH STRATEGY...       B                2,060,533

AXA CONSERVATIVE STRATEGY..........       B                  805,479

AXA CONSERVATIVE-PLUS ALLOCATION...       B               22,147,792

AXA GLOBAL EQUITY MANAGED
 VOLATILITY........................       B               21,748,619

AXA GROWTH STRATEGY................       A                   83,836

AXA INTERNATIONAL CORE MANAGED
 VOLATILITY........................       B               15,786,581

AXA INTERNATIONAL MANAGED
 VOLATILITY........................       B                  887,284

AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY........................       B               13,931,884

AXA LARGE CAP CORE MANAGED
 VOLATILITY........................       B                3,054,423

AXA LARGE CAP GROWTH MANAGED
 VOLATILITY........................       B               23,275,773

AXA LARGE CAP VALUE MANAGED
 VOLATILITY........................       A               41,483,368
AXA LARGE CAP VALUE MANAGED
 VOLATILITY........................       B                5,171,333

AXA MID CAP VALUE MANAGED
 VOLATILITY........................       B               29,561,261

AXA MODERATE ALLOCATION............       A               80,925,918
AXA MODERATE ALLOCATION............       B               36,282,710

AXA MODERATE GROWTH STRATEGY.......       B                3,867,814

AXA MODERATE-PLUS ALLOCATION.......       B              105,387,083

AXA/AB DYNAMIC MODERATE GROWTH.....       B                1,451,072

AXA/AB SMALL CAP GROWTH............       A               15,769,243
AXA/AB SMALL CAP GROWTH............       B                4,028,158

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                           SHARE CLASS** PORTFOLIO SHARES HELD
                                         --------------- ---------------------

AXA/CLEARBRIDGE LARGE CAP GROWTH........        B             13,896,246

AXA/FRANKLIN BALANCED MANAGED VOLATILITY        B              8,316,594

AXA/FRANKLIN SMALL CAP VALUE MANAGED
 VOLATILITY.............................        B              1,190,242

AXA/FRANKLIN TEMPLETON ALLOCATION
 MANAGED VOLATILITY.....................        B              6,492,704

AXA/JANUS ENTERPRISE....................        B             17,101,509

AXA/LOOMIS SAYLES GROWTH................        B             10,640,381

AXA/MUTUAL LARGE CAP EQUITY MANAGED
 VOLATILITY.............................        B              1,905,411

AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY.............................        B              3,658,582

CHARTER/SM/ MODERATE....................        B                 30,478

CHARTER/SM/ MULTI-SECTOR BOND...........        A             15,191,126
CHARTER/SM/ MULTI-SECTOR BOND...........        B              6,742,092

CHARTER/SM/ SMALL CAP GROWTH............        B              3,301,899

CHARTER/SM/ SMALL CAP VALUE.............        B              6,601,842

EQ/BLACKROCK BASIC VALUE EQUITY.........        B             31,973,113

EQ/CAPITAL GUARDIAN RESEARCH............        B              8,480,241

EQ/COMMON STOCK INDEX...................        A             66,771,743
EQ/COMMON STOCK INDEX...................        B              5,336,087

EQ/CORE BOND INDEX......................        B             11,586,068

EQ/EMERGING MARKETS EQUITY PLUS.........        B              1,265,482

EQ/EQUITY 500 INDEX.....................        A             26,468,753
EQ/EQUITY 500 INDEX.....................        B             10,653,363

EQ/GLOBAL BOND PLUS.....................        B              5,920,772

EQ/INTERMEDIATE GOVERNMENT BOND.........        A              4,005,156
EQ/INTERMEDIATE GOVERNMENT BOND.........        B              1,286,643

EQ/INTERNATIONAL EQUITY INDEX...........        A             36,266,312
EQ/INTERNATIONAL EQUITY INDEX...........        B              3,749,641

EQ/INVESCO COMSTOCK.....................        B              6,923,746

EQ/JPMORGAN VALUE OPPORTUNITIES.........        B              7,299,553

EQ/LARGE CAP GROWTH INDEX...............        B             20,307,158

EQ/LARGE CAP VALUE INDEX................        B              9,786,343

EQ/MFS INTERNATIONAL GROWTH.............        B             18,259,834

EQ/MID CAP INDEX........................        B             44,438,769

EQ/MONEY MARKET.........................        A             39,547,574
EQ/MONEY MARKET.........................        B             30,163,490

EQ/OPPENHEIMER GLOBAL...................        B              9,022,798

EQ/PIMCO GLOBAL REAL RETURN.............        B              3,580,031

EQ/PIMCO ULTRA SHORT BOND...............        A                 10,742
EQ/PIMCO ULTRA SHORT BOND...............        B              8,125,027

EQ/QUALITY BOND PLUS....................        A              7,069,932
EQ/QUALITY BOND PLUS....................        B              2,369,833

EQ/SMALL COMPANY INDEX..................        B             26,352,380

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                             SHARE CLASS** PORTFOLIO SHARES HELD
                                           --------------- ---------------------

EQ/T. ROWE PRICE GROWTH STOCK.............        B             13,023,608

EQ/UBS GROWTH & INCOME....................        B              4,181,159

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO... SERVICE CLASS 2      11,697,986

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO... SERVICE CLASS 2         542,159

FIDELITY(R) VIP MID CAP PORTFOLIO......... SERVICE CLASS 2       1,430,218

GOLDMAN SACHS VIT MID CAP VALUE FUND...... SERVICE SHARES        3,333,657

INVESCO V.I. DIVERSIFIED DIVIDEND FUND....    SERIES II          1,694,203

INVESCO V.I. GLOBAL REAL ESTATE FUND......    SERIES II          5,467,773

INVESCO V.I. HIGH YIELD FUND..............    SERIES II          7,531,910

INVESCO V.I. INTERNATIONAL GROWTH FUND....    SERIES II          2,089,186

INVESCO V.I. MID CAP CORE EQUITY FUND.....    SERIES II          1,572,239

INVESCO V.I. SMALL CAP EQUITY FUND........    SERIES II            558,717

IVY VIP ENERGY............................    CLASS II           9,541,368

IVY VIP HIGH INCOME.......................    CLASS II          63,537,756

IVY VIP MID CAP GROWTH....................    CLASS II          11,961,201

IVY VIP SMALL CAP GROWTH..................    CLASS II           2,222,674

LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO................................ SERVICE SHARES        9,806,549

MFS(R) INTERNATIONAL VALUE PORTFOLIO......  SERVICE CLASS       16,060,967

MFS(R) INVESTORS TRUST SERIES.............  SERVICE CLASS          596,295

MFS(R) MASSACHUSETTS INVESTORS GROWTH
 STOCK PORTFOLIO..........................  SERVICE CLASS          945,787

MFS(R) TECHNOLOGY PORTFOLIO...............  SERVICE CLASS        7,665,553

MFS(R) UTILITIES SERIES...................  SERVICE CLASS        3,846,515

MULTIMANAGER AGGRESSIVE EQUITY............        A             10,234,969
MULTIMANAGER AGGRESSIVE EQUITY............        B                428,954

MULTIMANAGER CORE BOND....................        B             11,443,650

MULTIMANAGER MID CAP GROWTH...............        B              8,329,495

MULTIMANAGER MID CAP VALUE................        B              3,390,245

MULTIMANAGER TECHNOLOGY...................        B              7,410,083

OPPENHEIMER MAIN STREET FUND(R)/VA........  SERVICE CLASS          194,905

PIMCO COMMODITYREALRETURN(R) STRATEGY
 PORTFOLIO................................  ADVISOR CLASS        1,136,007

TARGET 2015 ALLOCATION....................        B              2,292,543

TARGET 2025 ALLOCATION....................        B              6,860,261

TARGET 2035 ALLOCATION....................        B              6,845,359

TARGET 2045 ALLOCATION....................        B              5,827,614

TARGET 2055 ALLOCATION....................        B                719,259

TEMPLETON GLOBAL BOND VIP FUND............     CLASS 2           3,886,438

VANECK VIP GLOBAL HARD ASSETS FUND........ CLASS S SHARES        1,064,202

-----------
The accompanying notes are an integral part of these financial statements. **Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

                                    FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------
1290 VT DOUBLELINE DYNAMIC ALLOCATION...  0.50%          B         $120.36         1
1290 VT DOUBLELINE DYNAMIC ALLOCATION...  0.70%          B         $119.24        --
1290 VT DOUBLELINE DYNAMIC ALLOCATION...  0.80%          B         $118.68        --
1290 VT DOUBLELINE DYNAMIC ALLOCATION...  0.90%          B         $118.13         1
1290 VT DOUBLELINE DYNAMIC ALLOCATION...  0.95%          B         $117.85         2
1290 VT DOUBLELINE DYNAMIC ALLOCATION...  1.00%          B         $117.58        --
1290 VT DOUBLELINE DYNAMIC ALLOCATION...  1.10%          B         $117.03         1
1290 VT DOUBLELINE DYNAMIC ALLOCATION...  1.20%          B         $116.48        51
1290 VT DOUBLELINE DYNAMIC ALLOCATION...  1.25%          B         $116.21        10
1290 VT DOUBLELINE DYNAMIC ALLOCATION...  1.34%          B         $115.72        32
1290 VT DOUBLELINE DYNAMIC ALLOCATION...  1.45%          B         $115.12        --

1290 VT DOUBLELINE OPPORTUNISTIC BOND...  0.50%          B         $105.73         5
1290 VT DOUBLELINE OPPORTUNISTIC BOND...  0.70%          B         $105.18        --
1290 VT DOUBLELINE OPPORTUNISTIC BOND...  0.80%          B         $104.90         1
1290 VT DOUBLELINE OPPORTUNISTIC BOND...  0.90%          B         $104.62         2
1290 VT DOUBLELINE OPPORTUNISTIC BOND...  1.00%          B         $104.34        --
1290 VT DOUBLELINE OPPORTUNISTIC BOND...  1.10%          B         $104.07         3
1290 VT DOUBLELINE OPPORTUNISTIC BOND...  1.20%          B         $103.79        43
1290 VT DOUBLELINE OPPORTUNISTIC BOND...  1.25%          B         $103.65         7

1290 VT EQUITY INCOME...................  0.50%          B         $241.94        25
1290 VT EQUITY INCOME...................  0.70%          B         $235.58         2
1290 VT EQUITY INCOME...................  0.80%          B         $340.46         1
1290 VT EQUITY INCOME...................  0.90%          B         $229.39        22
1290 VT EQUITY INCOME...................  0.95%          B         $227.87        14
1290 VT EQUITY INCOME...................  1.00%          B         $226.36        --
1290 VT EQUITY INCOME...................  1.10%          B         $223.36         7
1290 VT EQUITY INCOME...................  1.20%          B         $220.38       128
1290 VT EQUITY INCOME...................  1.25%          B         $157.57        26
1290 VT EQUITY INCOME...................  1.30%          B         $177.39         4
1290 VT EQUITY INCOME...................  1.34%          B         $216.29       315
1290 VT EQUITY INCOME...................  1.35%          B         $216.00        --
1290 VT EQUITY INCOME...................  1.45%          B         $213.12        --

1290 VT GAMCO MERGERS & ACQUISITIONS....  0.50%          B         $179.58        --
1290 VT GAMCO MERGERS & ACQUISITIONS....  0.70%          B         $175.06         1
1290 VT GAMCO MERGERS & ACQUISITIONS....  0.90%          B         $170.65         6
1290 VT GAMCO MERGERS & ACQUISITIONS....  0.95%          B         $169.56         7
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.10%          B         $166.34         3
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.20%          B         $164.22         6
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.25%          B         $131.18        11
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.30%          B         $142.70        --
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.34%          B         $161.23         1
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.34%          B         $161.30        72
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.35%          B         $161.09        --
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.45%          B         $159.04        --

1290 VT GAMCO SMALL COMPANY VALUE.......  0.00%          B         $139.36         2
1290 VT GAMCO SMALL COMPANY VALUE.......  0.40%          B         $204.83         6
1290 VT GAMCO SMALL COMPANY VALUE.......  0.50%          B         $412.34        11

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------
1290 VT GAMCO SMALL COMPANY VALUE.......  0.70%          B         $401.51         11
1290 VT GAMCO SMALL COMPANY VALUE.......  0.80%          B         $467.85          3
1290 VT GAMCO SMALL COMPANY VALUE.......  0.90%          B         $390.96        131
1290 VT GAMCO SMALL COMPANY VALUE.......  0.95%          B         $388.37         34
1290 VT GAMCO SMALL COMPANY VALUE.......  1.00%          B         $385.79          4
1290 VT GAMCO SMALL COMPANY VALUE.......  1.10%          B         $380.67         36
1290 VT GAMCO SMALL COMPANY VALUE.......  1.20%          B         $375.60        981
1290 VT GAMCO SMALL COMPANY VALUE.......  1.25%          B         $238.67        227
1290 VT GAMCO SMALL COMPANY VALUE.......  1.30%          B         $281.87          8
1290 VT GAMCO SMALL COMPANY VALUE.......  1.34%          B         $368.64      1,434
1290 VT GAMCO SMALL COMPANY VALUE.......  1.35%          B         $368.14          2
1290 VT GAMCO SMALL COMPANY VALUE.......  1.45%          B         $363.24          1

1290 VT HIGH YIELD BOND.................  0.50%          B         $117.28          2
1290 VT HIGH YIELD BOND.................  0.70%          B         $116.19         --
1290 VT HIGH YIELD BOND.................  0.80%          B         $115.65         --
1290 VT HIGH YIELD BOND.................  0.90%          B         $115.11          1
1290 VT HIGH YIELD BOND.................  0.95%          B         $114.84          2
1290 VT HIGH YIELD BOND.................  1.10%          B         $114.04          1
1290 VT HIGH YIELD BOND.................  1.20%          B         $113.50         58
1290 VT HIGH YIELD BOND.................  1.25%          B         $113.24         20
1290 VT HIGH YIELD BOND.................  1.34%          B         $112.76         29

1290 VT SMALL CAP VALUE.................  0.50%          B         $121.70          8
1290 VT SMALL CAP VALUE.................  0.70%          B         $121.05         --
1290 VT SMALL CAP VALUE.................  0.80%          B         $120.73         --
1290 VT SMALL CAP VALUE.................  0.90%          B         $120.41         --
1290 VT SMALL CAP VALUE.................  1.00%          B         $120.10         --
1290 VT SMALL CAP VALUE.................  1.10%          B         $119.78         --
1290 VT SMALL CAP VALUE.................  1.20%          B         $119.46          5
1290 VT SMALL CAP VALUE.................  1.25%          B         $119.30          1

1290 VT SMARTBETA EQUITY................  0.50%          B         $122.52         --
1290 VT SMARTBETA EQUITY................  0.70%          B         $121.87         --
1290 VT SMARTBETA EQUITY................  0.80%          B         $121.55         --
1290 VT SMARTBETA EQUITY................  0.90%          B         $121.23          1
1290 VT SMARTBETA EQUITY................  1.00%          B         $120.91         --
1290 VT SMARTBETA EQUITY................  1.10%          B         $120.58         --
1290 VT SMARTBETA EQUITY................  1.20%          B         $120.26          7
1290 VT SMARTBETA EQUITY................  1.25%          B         $120.10          2

1290 VT SOCIALLY RESPONSIBLE............  0.00%          B         $133.05          3
1290 VT SOCIALLY RESPONSIBLE............  0.40%          B         $201.82          4
1290 VT SOCIALLY RESPONSIBLE............  0.50%          B         $173.04          1
1290 VT SOCIALLY RESPONSIBLE............  0.70%          B         $188.73          2
1290 VT SOCIALLY RESPONSIBLE............  0.80%          B         $366.88         --
1290 VT SOCIALLY RESPONSIBLE............  0.90%          B         $181.87          9
1290 VT SOCIALLY RESPONSIBLE............  0.95%          B         $231.04          3
1290 VT SOCIALLY RESPONSIBLE............  1.00%          B         $178.54         --
1290 VT SOCIALLY RESPONSIBLE............  1.10%          B         $175.25          3
1290 VT SOCIALLY RESPONSIBLE............  1.20%          B         $172.01         81
1290 VT SOCIALLY RESPONSIBLE............  1.25%          B         $171.79          5
1290 VT SOCIALLY RESPONSIBLE............  1.30%          B         $188.77         --
1290 VT SOCIALLY RESPONSIBLE............  1.34%          B         $167.59        209
1290 VT SOCIALLY RESPONSIBLE............  1.45%          B         $212.80         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------

ALL ASSET GROWTH-ALT 20.................  0.50%         B          $178.18         2
ALL ASSET GROWTH-ALT 20.................  0.70%         B          $175.23         2
ALL ASSET GROWTH-ALT 20.................  0.80%         B          $173.77         1
ALL ASSET GROWTH-ALT 20.................  0.90%         B          $172.32        17
ALL ASSET GROWTH-ALT 20.................  0.95%         B          $171.60         7
ALL ASSET GROWTH-ALT 20.................  1.00%         B          $170.89         3
ALL ASSET GROWTH-ALT 20.................  1.10%         B          $169.46         7
ALL ASSET GROWTH-ALT 20.................  1.20%         B          $168.04       274
ALL ASSET GROWTH-ALT 20.................  1.25%         B          $167.34        16
ALL ASSET GROWTH-ALT 20.................  1.34%         B          $166.07       171
ALL ASSET GROWTH-ALT 20.................  1.45%         B          $164.54        --

AMERICAN CENTURY VP MID CAP VALUE FUND..  0.00%      CLASS II      $135.24         2
AMERICAN CENTURY VP MID CAP VALUE FUND..  0.50%      CLASS II      $240.58        18
AMERICAN CENTURY VP MID CAP VALUE FUND..  0.70%      CLASS II      $236.88        --
AMERICAN CENTURY VP MID CAP VALUE FUND..  0.80%      CLASS II      $235.05         2
AMERICAN CENTURY VP MID CAP VALUE FUND..  0.90%      CLASS II      $233.24         4
AMERICAN CENTURY VP MID CAP VALUE FUND..  1.00%      CLASS II      $231.44         1
AMERICAN CENTURY VP MID CAP VALUE FUND..  1.10%      CLASS II      $229.65         3
AMERICAN CENTURY VP MID CAP VALUE FUND..  1.20%      CLASS II      $227.87       299

AMERICAN FUNDS INSURANCE SERIES(R) BOND
 FUND/SM/...............................  0.50%      CLASS 4       $105.80        14
AMERICAN FUNDS INSURANCE SERIES(R) BOND
 FUND/SM/...............................  0.70%      CLASS 4       $104.81         5
AMERICAN FUNDS INSURANCE SERIES(R) BOND
 FUND/SM/...............................  0.80%      CLASS 4       $104.33         2
AMERICAN FUNDS INSURANCE SERIES(R) BOND
 FUND/SM/...............................  0.90%      CLASS 4       $103.84        18
AMERICAN FUNDS INSURANCE SERIES(R) BOND
 FUND/SM/...............................  0.95%      CLASS 4       $103.60        22
AMERICAN FUNDS INSURANCE SERIES(R) BOND
 FUND/SM/...............................  1.00%      CLASS 4       $103.35         1
AMERICAN FUNDS INSURANCE SERIES(R) BOND
 FUND/SM/...............................  1.10%      CLASS 4       $102.87        14
AMERICAN FUNDS INSURANCE SERIES(R) BOND
 FUND/SM/...............................  1.20%      CLASS 4       $102.39       213
AMERICAN FUNDS INSURANCE SERIES(R) BOND
 FUND/SM/...............................  1.25%      CLASS 4       $102.15        57
AMERICAN FUNDS INSURANCE SERIES(R) BOND
 FUND/SM/...............................  1.34%      CLASS 4       $101.72        87
AMERICAN FUNDS INSURANCE SERIES(R) BOND
 FUND/SM/...............................  1.45%      CLASS 4       $101.19        --

AXA 400 MANAGED VOLATILITY..............  0.40%         B          $196.93         4
AXA 400 MANAGED VOLATILITY..............  0.50%         B          $210.52        --
AXA 400 MANAGED VOLATILITY..............  0.70%         B          $233.73        --
AXA 400 MANAGED VOLATILITY..............  0.80%         B          $205.69        --
AXA 400 MANAGED VOLATILITY..............  0.90%         B          $204.10         1
AXA 400 MANAGED VOLATILITY..............  0.90%         B          $230.30         2
AXA 400 MANAGED VOLATILITY..............  0.95%         B          $229.46         1
AXA 400 MANAGED VOLATILITY..............  1.10%         B          $200.96         3
AXA 400 MANAGED VOLATILITY..............  1.20%         B          $225.25        --
AXA 400 MANAGED VOLATILITY..............  1.20%         B          $199.40        34
AXA 400 MANAGED VOLATILITY..............  1.25%         B          $224.42         3
AXA 400 MANAGED VOLATILITY..............  1.34%         B          $222.92        31
AXA 400 MANAGED VOLATILITY..............  1.45%         B          $167.54        --

AXA 500 MANAGED VOLATILITY..............  0.50%         B          $219.37         1
AXA 500 MANAGED VOLATILITY..............  0.70%         B          $216.00        --
AXA 500 MANAGED VOLATILITY..............  0.70%         B          $241.22        --
AXA 500 MANAGED VOLATILITY..............  0.80%         B          $214.33        --
AXA 500 MANAGED VOLATILITY..............  0.90%         B          $237.69         3
AXA 500 MANAGED VOLATILITY..............  0.90%         B          $212.68         3
AXA 500 MANAGED VOLATILITY..............  0.95%         B          $236.81         1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------
AXA 500 MANAGED VOLATILITY......  1.00%          B         $211.04         --
AXA 500 MANAGED VOLATILITY......  1.10%          B         $209.40          5
AXA 500 MANAGED VOLATILITY......  1.20%          B         $232.47          3
AXA 500 MANAGED VOLATILITY......  1.20%          B         $207.78         53
AXA 500 MANAGED VOLATILITY......  1.25%          B         $231.61          9
AXA 500 MANAGED VOLATILITY......  1.34%          B         $230.07         42

AXA 2000 MANAGED VOLATILITY.....  0.50%          B         $195.64          2
AXA 2000 MANAGED VOLATILITY.....  0.70%          B         $192.63         --
AXA 2000 MANAGED VOLATILITY.....  0.70%          B         $227.02         --
AXA 2000 MANAGED VOLATILITY.....  0.80%          B         $191.15         --
AXA 2000 MANAGED VOLATILITY.....  0.90%          B         $189.67          1
AXA 2000 MANAGED VOLATILITY.....  0.90%          B         $223.70          1
AXA 2000 MANAGED VOLATILITY.....  0.95%          B         $222.88          1
AXA 2000 MANAGED VOLATILITY.....  1.10%          B         $186.75          2
AXA 2000 MANAGED VOLATILITY.....  1.20%          B         $218.79         --
AXA 2000 MANAGED VOLATILITY.....  1.20%          B         $185.30         18
AXA 2000 MANAGED VOLATILITY.....  1.25%          B         $217.98          1
AXA 2000 MANAGED VOLATILITY.....  1.34%          B         $216.53         13

AXA AGGRESSIVE ALLOCATION.......  0.50%          B         $240.17         30
AXA AGGRESSIVE ALLOCATION.......  0.70%          B         $233.37          9
AXA AGGRESSIVE ALLOCATION.......  0.80%          B         $281.56          2
AXA AGGRESSIVE ALLOCATION.......  0.90%          B         $226.77        320
AXA AGGRESSIVE ALLOCATION.......  0.95%          B         $225.15         73
AXA AGGRESSIVE ALLOCATION.......  1.00%          B         $223.54          3
AXA AGGRESSIVE ALLOCATION.......  1.10%          B         $220.34         95
AXA AGGRESSIVE ALLOCATION.......  1.20%          B         $217.18      1,039
AXA AGGRESSIVE ALLOCATION.......  1.25%          B         $133.39         40
AXA AGGRESSIVE ALLOCATION.......  1.30%          B         $149.92         13
AXA AGGRESSIVE ALLOCATION.......  1.34%          B         $212.85      1,717
AXA AGGRESSIVE ALLOCATION.......  1.35%          B         $212.54          1
AXA AGGRESSIVE ALLOCATION.......  1.45%          B         $209.49          1

AXA BALANCED STRATEGY...........  1.25%          A         $149.23          1
AXA BALANCED STRATEGY...........  0.50%          B         $138.98         22
AXA BALANCED STRATEGY...........  0.70%          B         $137.41         --
AXA BALANCED STRATEGY...........  0.90%          B         $135.86          8
AXA BALANCED STRATEGY...........  0.95%          B         $135.47          2
AXA BALANCED STRATEGY...........  1.00%          B         $135.09          1
AXA BALANCED STRATEGY...........  1.10%          B         $134.32          4
AXA BALANCED STRATEGY...........  1.20%          B         $133.55         78
AXA BALANCED STRATEGY...........  1.25%          B         $133.17         45
AXA BALANCED STRATEGY...........  1.25%          B         $159.83         97
AXA BALANCED STRATEGY...........  1.30%          B         $159.15        547
AXA BALANCED STRATEGY...........  1.34%          B         $132.49         64
AXA BALANCED STRATEGY...........  1.45%          B         $131.66          1

AXA CONSERVATIVE ALLOCATION.....  0.50%          B         $150.36          9
AXA CONSERVATIVE ALLOCATION.....  0.70%          B         $146.11          3
AXA CONSERVATIVE ALLOCATION.....  0.80%          B         $141.33         --
AXA CONSERVATIVE ALLOCATION.....  0.90%          B         $141.97         54
AXA CONSERVATIVE ALLOCATION.....  0.95%          B         $140.96         36
AXA CONSERVATIVE ALLOCATION.....  1.00%          B         $139.95         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                          UNITS
                                   CONTRACT                            OUTSTANDING
                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                   -------- --------------- ---------- -----------
AXA CONSERVATIVE ALLOCATION.......  1.10%          B         $137.95        30
AXA CONSERVATIVE ALLOCATION.......  1.20%          B         $135.97       227
AXA CONSERVATIVE ALLOCATION.......  1.25%          B         $116.87       163
AXA CONSERVATIVE ALLOCATION.......  1.30%          B         $120.04        13
AXA CONSERVATIVE ALLOCATION.......  1.34%          B         $133.26       271
AXA CONSERVATIVE ALLOCATION.......  1.45%          B         $131.15        --

AXA CONSERVATIVE GROWTH STRATEGY..  0.50%          B         $130.26         6
AXA CONSERVATIVE GROWTH STRATEGY..  0.70%          B         $128.79        --
AXA CONSERVATIVE GROWTH STRATEGY..  0.90%          B         $127.34         2
AXA CONSERVATIVE GROWTH STRATEGY..  0.95%          B         $126.98         4
AXA CONSERVATIVE GROWTH STRATEGY..  1.00%          B         $126.62        --
AXA CONSERVATIVE GROWTH STRATEGY..  1.10%          B         $125.90         4
AXA CONSERVATIVE GROWTH STRATEGY..  1.20%          B         $125.18        43
AXA CONSERVATIVE GROWTH STRATEGY..  1.25%          B         $147.55        20
AXA CONSERVATIVE GROWTH STRATEGY..  1.25%          B         $124.83        62
AXA CONSERVATIVE GROWTH STRATEGY..  1.30%          B         $146.92        49
AXA CONSERVATIVE GROWTH STRATEGY..  1.34%          B         $124.19        33

AXA CONSERVATIVE STRATEGY.........  0.50%          B         $113.89        11
AXA CONSERVATIVE STRATEGY.........  0.70%          B         $112.61        --
AXA CONSERVATIVE STRATEGY.........  0.90%          B         $111.34         2
AXA CONSERVATIVE STRATEGY.........  0.95%          B         $111.02         1
AXA CONSERVATIVE STRATEGY.........  1.10%          B         $110.08         2
AXA CONSERVATIVE STRATEGY.........  1.20%          B         $109.45        18
AXA CONSERVATIVE STRATEGY.........  1.25%          B         $123.42         7
AXA CONSERVATIVE STRATEGY.........  1.25%          B         $109.14        10
AXA CONSERVATIVE STRATEGY.........  1.30%          B         $122.90        23
AXA CONSERVATIVE STRATEGY.........  1.34%          B         $108.58        12

AXA CONSERVATIVE-PLUS ALLOCATION..  0.50%          B         $171.43        24
AXA CONSERVATIVE-PLUS ALLOCATION..  0.70%          B         $166.58         6
AXA CONSERVATIVE-PLUS ALLOCATION..  0.80%          B         $173.13         1
AXA CONSERVATIVE-PLUS ALLOCATION..  0.90%          B         $161.86       122
AXA CONSERVATIVE-PLUS ALLOCATION..  0.95%          B         $160.71        29
AXA CONSERVATIVE-PLUS ALLOCATION..  1.00%          B         $159.56        --
AXA CONSERVATIVE-PLUS ALLOCATION..  1.10%          B         $157.28        42
AXA CONSERVATIVE-PLUS ALLOCATION..  1.20%          B         $155.02       525
AXA CONSERVATIVE-PLUS ALLOCATION..  1.25%          B         $122.80       139
AXA CONSERVATIVE-PLUS ALLOCATION..  1.30%          B         $129.18        15
AXA CONSERVATIVE-PLUS ALLOCATION..  1.34%          B         $151.92       552
AXA CONSERVATIVE-PLUS ALLOCATION..  1.35%          B         $151.70        --
AXA CONSERVATIVE-PLUS ALLOCATION..  1.45%          B         $149.53        --

AXA GLOBAL EQUITY MANAGED
 VOLATILITY.......................  0.50%          B         $378.49         1
AXA GLOBAL EQUITY MANAGED
 VOLATILITY.......................  0.70%          B         $280.28        --
AXA GLOBAL EQUITY MANAGED
 VOLATILITY.......................  0.70%          B         $458.08         5
AXA GLOBAL EQUITY MANAGED
 VOLATILITY.......................  0.80%          B         $281.89        --
AXA GLOBAL EQUITY MANAGED
 VOLATILITY.......................  0.90%          B         $522.43         5
AXA GLOBAL EQUITY MANAGED
 VOLATILITY.......................  0.90%          B         $440.46        38
AXA GLOBAL EQUITY MANAGED
 VOLATILITY.......................  0.95%          B         $384.58        32
AXA GLOBAL EQUITY MANAGED
 VOLATILITY.......................  1.00%          B         $431.90        --
AXA GLOBAL EQUITY MANAGED
 VOLATILITY.......................  1.10%          B         $423.48         9
AXA GLOBAL EQUITY MANAGED
 VOLATILITY.......................  1.20%          B         $415.20        36

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------
AXA GLOBAL EQUITY MANAGED
 VOLATILITY.....................  1.20%          B         $392.09        140
AXA GLOBAL EQUITY MANAGED
 VOLATILITY.....................  1.25%          B         $118.22         47
AXA GLOBAL EQUITY MANAGED
 VOLATILITY.....................  1.30%          B         $161.52          3
AXA GLOBAL EQUITY MANAGED
 VOLATILITY.....................  1.34%          B         $433.13         19
AXA GLOBAL EQUITY MANAGED
 VOLATILITY.....................  1.34%          B         $267.80      1,058
AXA GLOBAL EQUITY MANAGED
 VOLATILITY.....................  1.35%          B         $403.10          2
AXA GLOBAL EQUITY MANAGED
 VOLATILITY.....................  1.45%          B         $373.24          1

AXA GROWTH STRATEGY.............  1.10%          A         $175.20          6
AXA GROWTH STRATEGY.............  1.25%          A         $173.00          3

AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.....................  0.40%          B         $109.71          1
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.....................  0.50%          B         $145.71          2
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.....................  0.70%          B         $158.53          3
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.....................  0.80%          B         $214.77         --
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.....................  0.90%          B         $152.77         53
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.....................  0.95%          B         $185.96         33
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.....................  1.00%          B         $149.97         --
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.....................  1.10%          B         $147.21         13
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.....................  1.20%          B         $144.49        311
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.....................  1.25%          B         $ 94.52         25
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.....................  1.30%          B         $109.32          3
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.....................  1.34%          B         $140.78        811
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.....................  1.45%          B         $171.43         --

AXA INTERNATIONAL MANAGED
 VOLATILITY.....................  0.50%          B         $135.76         --
AXA INTERNATIONAL MANAGED
 VOLATILITY.....................  0.70%          B         $142.89         --
AXA INTERNATIONAL MANAGED
 VOLATILITY.....................  0.80%          B         $132.64         --
AXA INTERNATIONAL MANAGED
 VOLATILITY.....................  0.90%          B         $131.61         --
AXA INTERNATIONAL MANAGED
 VOLATILITY.....................  0.90%          B         $140.79          4
AXA INTERNATIONAL MANAGED
 VOLATILITY.....................  0.95%          B         $140.27          1
AXA INTERNATIONAL MANAGED
 VOLATILITY.....................  1.10%          B         $129.59          1
AXA INTERNATIONAL MANAGED
 VOLATILITY.....................  1.20%          B         $137.70         --
AXA INTERNATIONAL MANAGED
 VOLATILITY.....................  1.20%          B         $128.58         48
AXA INTERNATIONAL MANAGED
 VOLATILITY.....................  1.25%          B         $137.19          3
AXA INTERNATIONAL MANAGED
 VOLATILITY.....................  1.34%          B         $136.28         34

AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.....................  0.40%          B         $143.02         36
AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.....................  0.50%          B         $143.34          2
AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.....................  0.70%          B         $171.71          4
AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.....................  0.80%          B         $213.91         --
AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.....................  0.90%          B         $165.48         48
AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.....................  0.95%          B         $163.95         43
AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.....................  1.00%          B         $162.45         --
AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.....................  1.10%          B         $159.46          8
AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.....................  1.20%          B         $156.51        104
AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.....................  1.25%          B         $ 89.75         19
AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.....................  1.30%          B         $103.44          3
AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.....................  1.34%          B         $152.50      1,006
AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.....................  1.35%          B         $152.21          2
AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.....................  1.45%          B         $163.58         --

AXA LARGE CAP CORE MANAGED
 VOLATILITY.....................  0.50%          B         $199.63          1
AXA LARGE CAP CORE MANAGED
 VOLATILITY.....................  0.70%          B         $204.42         --
AXA LARGE CAP CORE MANAGED
 VOLATILITY.....................  0.80%          B         $345.84         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------
AXA LARGE CAP CORE MANAGED
 VOLATILITY.....................  0.90%          B         $197.00          6
AXA LARGE CAP CORE MANAGED
 VOLATILITY.....................  0.95%          B         $195.18          8
AXA LARGE CAP CORE MANAGED
 VOLATILITY.....................  1.00%          B         $193.39         --
AXA LARGE CAP CORE MANAGED
 VOLATILITY.....................  1.10%          B         $189.83          2
AXA LARGE CAP CORE MANAGED
 VOLATILITY.....................  1.20%          B         $186.32         32
AXA LARGE CAP CORE MANAGED
 VOLATILITY.....................  1.25%          B         $166.25          5
AXA LARGE CAP CORE MANAGED
 VOLATILITY.....................  1.30%          B         $181.39         --
AXA LARGE CAP CORE MANAGED
 VOLATILITY.....................  1.34%          B         $181.54        130
AXA LARGE CAP CORE MANAGED
 VOLATILITY.....................  1.45%          B         $177.86         --

AXA LARGE CAP GROWTH MANAGED
 VOLATILITY.....................  0.50%          B         $147.20          7
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY.....................  0.70%          B         $254.56          9
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY.....................  0.80%          B         $375.99         --
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY.....................  0.90%          B         $219.16         22
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY.....................  0.90%          B         $244.77         65
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY.....................  0.95%          B         $205.85        103
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY.....................  1.00%          B         $240.02          1
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY.....................  1.10%          B         $235.34         17
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY.....................  1.20%          B         $230.73         33
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY.....................  1.20%          B         $221.58        252
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY.....................  1.25%          B         $202.57         14
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY.....................  1.30%          B         $232.61          6
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY.....................  1.34%          B         $335.50      1,887
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY.....................  1.35%          B         $224.01          4
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY.....................  1.45%          B         $210.93          4

AXA LARGE CAP VALUE MANAGED
 VOLATILITY.....................  0.70%          A         $211.91          7
AXA LARGE CAP VALUE MANAGED
 VOLATILITY.....................  0.90%          A         $204.22         50
AXA LARGE CAP VALUE MANAGED
 VOLATILITY.....................  1.20%          A         $193.16         32
AXA LARGE CAP VALUE MANAGED
 VOLATILITY.....................  1.34%          A         $188.20      4,060
AXA LARGE CAP VALUE MANAGED
 VOLATILITY.....................  1.35%          A         $187.85         10
AXA LARGE CAP VALUE MANAGED
 VOLATILITY.....................  1.45%          A         $197.23          4
AXA LARGE CAP VALUE MANAGED
 VOLATILITY.....................  0.40%          B         $189.41         23
AXA LARGE CAP VALUE MANAGED
 VOLATILITY.....................  0.50%          B         $233.93          4
AXA LARGE CAP VALUE MANAGED
 VOLATILITY.....................  0.80%          B         $330.94         --
AXA LARGE CAP VALUE MANAGED
 VOLATILITY.....................  0.90%          B         $201.57         26
AXA LARGE CAP VALUE MANAGED
 VOLATILITY.....................  0.95%          B         $211.81        122
AXA LARGE CAP VALUE MANAGED
 VOLATILITY.....................  1.00%          B         $200.48         --
AXA LARGE CAP VALUE MANAGED
 VOLATILITY.....................  1.10%          B         $196.79         --
AXA LARGE CAP VALUE MANAGED
 VOLATILITY.....................  1.10%          B         $194.24          7
AXA LARGE CAP VALUE MANAGED
 VOLATILITY.....................  1.20%          B         $193.16          1
AXA LARGE CAP VALUE MANAGED
 VOLATILITY.....................  1.20%          B         $190.65        295
AXA LARGE CAP VALUE MANAGED
 VOLATILITY.....................  1.25%          B         $124.17         20
AXA LARGE CAP VALUE MANAGED
 VOLATILITY.....................  1.30%          B         $136.58          7

AXA MID CAP VALUE MANAGED
 VOLATILITY.....................  0.50%          B         $347.42          2
AXA MID CAP VALUE MANAGED
 VOLATILITY.....................  0.70%          B         $272.25          4
AXA MID CAP VALUE MANAGED
 VOLATILITY.....................  0.80%          B         $392.67         --
AXA MID CAP VALUE MANAGED
 VOLATILITY.....................  0.90%          B         $323.96         10
AXA MID CAP VALUE MANAGED
 VOLATILITY.....................  0.90%          B         $261.78         29
AXA MID CAP VALUE MANAGED
 VOLATILITY.....................  0.95%          B         $327.67         52
AXA MID CAP VALUE MANAGED
 VOLATILITY.....................  1.00%          B         $256.69         --
AXA MID CAP VALUE MANAGED
 VOLATILITY.....................  1.10%          B         $251.68          8
AXA MID CAP VALUE MANAGED
 VOLATILITY.....................  1.20%          B         $246.76         23

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------
AXA MID CAP VALUE MANAGED
 VOLATILITY.....................  1.20%          B         $246.00        168
AXA MID CAP VALUE MANAGED
 VOLATILITY.....................  1.25%          B         $157.17         24
AXA MID CAP VALUE MANAGED
 VOLATILITY.....................  1.30%          B         $179.75          4
AXA MID CAP VALUE MANAGED
 VOLATILITY.....................  1.34%          B         $302.87      1,449
AXA MID CAP VALUE MANAGED
 VOLATILITY.....................  1.35%          B         $239.57          3
AXA MID CAP VALUE MANAGED
 VOLATILITY.....................  1.45%          B         $234.18          1

AXA MODERATE ALLOCATION+........  0.70%          A         $233.23          1
AXA MODERATE ALLOCATION.........  0.70%          A         $232.83         23
AXA MODERATE ALLOCATION+........  0.90%          A         $276.57         23
AXA MODERATE ALLOCATION.........  0.90%          A         $273.88        256
AXA MODERATE ALLOCATION.........  1.20%          A         $237.17         37
AXA MODERATE ALLOCATION+........  1.34%          A         $ 87.06      9,882
AXA MODERATE ALLOCATION.........  1.35%          A         $277.49         12
AXA MODERATE ALLOCATION.........  1.35%          A         $275.74        747
AXA MODERATE ALLOCATION.........  1.45%          A         $175.68          3
AXA MODERATE ALLOCATION.........  0.40%          B         $135.67         26
AXA MODERATE ALLOCATION.........  0.50%          B         $168.97         91
AXA MODERATE ALLOCATION.........  0.80%          B         $189.54          5
AXA MODERATE ALLOCATION+........  0.90%          B         $174.06          8
AXA MODERATE ALLOCATION.........  0.90%          B         $191.83         72
AXA MODERATE ALLOCATION.........  0.95%          B         $170.79        126
AXA MODERATE ALLOCATION.........  1.00%          B         $187.97          3
AXA MODERATE ALLOCATION.........  1.10%          B         $166.11        202
AXA MODERATE ALLOCATION.........  1.20%          B         $178.43      2,119
AXA MODERATE ALLOCATION.........  1.25%          B         $122.17        321
AXA MODERATE ALLOCATION.........  1.30%          B         $132.24         82

AXA MODERATE GROWTH STRATEGY....  0.50%          B         $148.43         29
AXA MODERATE GROWTH STRATEGY....  0.70%          B         $146.75          1
AXA MODERATE GROWTH STRATEGY....  0.80%          B         $145.92         --
AXA MODERATE GROWTH STRATEGY....  0.90%          B         $145.10         15
AXA MODERATE GROWTH STRATEGY....  0.95%          B         $144.69          1
AXA MODERATE GROWTH STRATEGY....  1.00%          B         $144.28          1
AXA MODERATE GROWTH STRATEGY....  1.10%          B         $143.46         12
AXA MODERATE GROWTH STRATEGY....  1.20%          B         $142.64        245
AXA MODERATE GROWTH STRATEGY....  1.25%          B         $142.23         60
AXA MODERATE GROWTH STRATEGY....  1.34%          B         $141.51        100
AXA MODERATE GROWTH STRATEGY....  1.45%          B         $140.62         --

AXA MODERATE-PLUS ALLOCATION....  0.50%          B         $217.78         22
AXA MODERATE-PLUS ALLOCATION....  0.70%          B         $211.61         24
AXA MODERATE-PLUS ALLOCATION....  0.80%          B         $231.78          5
AXA MODERATE-PLUS ALLOCATION....  0.90%          B         $205.63        433
AXA MODERATE-PLUS ALLOCATION....  0.95%          B         $204.16        176
AXA MODERATE-PLUS ALLOCATION....  1.00%          B         $202.70          3
AXA MODERATE-PLUS ALLOCATION....  1.10%          B         $199.80        182
AXA MODERATE-PLUS ALLOCATION....  1.20%          B         $196.93      1,805
AXA MODERATE-PLUS ALLOCATION....  1.25%          B         $129.72        150
AXA MODERATE-PLUS ALLOCATION....  1.30%          B         $142.31         78
AXA MODERATE-PLUS ALLOCATION....  1.34%          B         $193.00      3,371
AXA MODERATE-PLUS ALLOCATION....  1.35%          B         $192.72          5
AXA MODERATE-PLUS ALLOCATION....  1.45%          B         $189.96          1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------

AXA/AB DYNAMIC MODERATE GROWTH.....  0.50%          B         $143.43        --
AXA/AB DYNAMIC MODERATE GROWTH.....  0.70%          B         $141.81        --
AXA/AB DYNAMIC MODERATE GROWTH.....  0.80%          B         $141.00        --
AXA/AB DYNAMIC MODERATE GROWTH.....  0.90%          B         $140.21         4
AXA/AB DYNAMIC MODERATE GROWTH.....  0.95%          B         $139.81         3
AXA/AB DYNAMIC MODERATE GROWTH.....  1.00%          B         $139.41         2
AXA/AB DYNAMIC MODERATE GROWTH.....  1.10%          B         $138.62         9
AXA/AB DYNAMIC MODERATE GROWTH.....  1.20%          B         $137.83        76
AXA/AB DYNAMIC MODERATE GROWTH.....  1.25%          B         $137.44        16
AXA/AB DYNAMIC MODERATE GROWTH.....  1.34%          B         $136.73        28

AXA/AB SMALL CAP GROWTH............  0.70%          A         $371.06         3
AXA/AB SMALL CAP GROWTH............  0.90%          A         $458.28        15
AXA/AB SMALL CAP GROWTH............  1.20%          A         $430.43         9
AXA/AB SMALL CAP GROWTH............  1.34%          A         $418.01       729
AXA/AB SMALL CAP GROWTH............  1.35%          A         $417.13         4
AXA/AB SMALL CAP GROWTH............  1.45%          A         $300.04         1
AXA/AB SMALL CAP GROWTH............  0.50%          B         $244.89        19
AXA/AB SMALL CAP GROWTH............  0.70%          B         $398.60        --
AXA/AB SMALL CAP GROWTH............  0.80%          B         $436.95        --
AXA/AB SMALL CAP GROWTH............  0.90%          B         $324.11         4
AXA/AB SMALL CAP GROWTH............  0.95%          B         $380.60        34
AXA/AB SMALL CAP GROWTH............  1.00%          B         $411.48        --
AXA/AB SMALL CAP GROWTH............  1.10%          B         $370.16         5
AXA/AB SMALL CAP GROWTH............  1.20%          B         $304.81       156
AXA/AB SMALL CAP GROWTH............  1.25%          B         $193.03        35
AXA/AB SMALL CAP GROWTH............  1.30%          B         $231.30         3

AXA/CLEARBRIDGE LARGE CAP GROWTH...  0.70%          B         $237.63         6
AXA/CLEARBRIDGE LARGE CAP GROWTH...  0.90%          B         $229.00        28
AXA/CLEARBRIDGE LARGE CAP GROWTH...  0.95%          B         $226.90        28
AXA/CLEARBRIDGE LARGE CAP GROWTH...  1.10%          B         $220.67        17
AXA/CLEARBRIDGE LARGE CAP GROWTH...  1.20%          B         $216.60        59
AXA/CLEARBRIDGE LARGE CAP GROWTH...  1.25%          B         $219.09        47
AXA/CLEARBRIDGE LARGE CAP GROWTH...  1.30%          B         $250.26         2
AXA/CLEARBRIDGE LARGE CAP GROWTH...  1.34%          B         $211.04       565
AXA/CLEARBRIDGE LARGE CAP GROWTH...  1.35%          B         $210.64         1
AXA/CLEARBRIDGE LARGE CAP GROWTH...  1.45%          B         $206.76        --

AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  0.40%          B         $143.50        --
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  0.50%          B         $159.68        10
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  0.70%          B         $156.08         1
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  0.80%          B         $238.18        --
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  0.90%          B         $152.57        19
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  0.95%          B         $151.70        29
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  1.00%          B         $150.84        --
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  1.10%          B         $149.12        14
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  1.20%          B         $147.42       114
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  1.25%          B         $134.96        56
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  1.30%          B         $143.68         8
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  1.34%          B         $145.08       396
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  1.45%          B         $143.26         1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------

AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY.............  0.50%          B         $191.43         5
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY.............  0.70%          B         $187.12        --
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY.............  0.80%          B         $383.18        --
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY.............  0.90%          B         $182.90         2
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY.............  0.95%          B         $181.86         3
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY.............  1.00%          B         $180.83        --
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY.............  1.10%          B         $178.77         2
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY.............  1.20%          B         $176.73        19
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY.............  1.25%          B         $147.12         4
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY.............  1.30%          B         $166.91         1
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY.............  1.34%          B         $173.93        83

AXA/FRANKLIN TEMPLETON
 ALLOCATION MANAGED VOLATILITY..  0.50%          B         $142.04        10
AXA/FRANKLIN TEMPLETON
 ALLOCATION MANAGED VOLATILITY..  0.70%          B         $139.03        --
AXA/FRANKLIN TEMPLETON
 ALLOCATION MANAGED VOLATILITY..  0.80%          B         $265.17         1
AXA/FRANKLIN TEMPLETON
 ALLOCATION MANAGED VOLATILITY..  0.90%          B         $136.09        13
AXA/FRANKLIN TEMPLETON
 ALLOCATION MANAGED VOLATILITY..  0.95%          B         $135.36        19
AXA/FRANKLIN TEMPLETON
 ALLOCATION MANAGED VOLATILITY..  1.00%          B         $260.47        --
AXA/FRANKLIN TEMPLETON
 ALLOCATION MANAGED VOLATILITY..  1.10%          B         $149.75        15
AXA/FRANKLIN TEMPLETON
 ALLOCATION MANAGED VOLATILITY..  1.20%          B         $131.78       133
AXA/FRANKLIN TEMPLETON
 ALLOCATION MANAGED VOLATILITY..  1.25%          B         $129.91        28
AXA/FRANKLIN TEMPLETON
 ALLOCATION MANAGED VOLATILITY..  1.30%          B         $130.69        11
AXA/FRANKLIN TEMPLETON
 ALLOCATION MANAGED VOLATILITY..  1.34%          B         $129.81       350

AXA/JANUS ENTERPRISE............  0.40%          B         $160.41         2
AXA/JANUS ENTERPRISE............  0.50%          B         $273.92         1
AXA/JANUS ENTERPRISE............  0.70%          B         $267.02         5
AXA/JANUS ENTERPRISE............  0.80%          B         $332.21         1
AXA/JANUS ENTERPRISE............  0.90%          B         $260.30        71
AXA/JANUS ENTERPRISE............  0.95%          B         $258.64        16
AXA/JANUS ENTERPRISE............  1.00%          B         $257.00         1
AXA/JANUS ENTERPRISE............  1.10%          B         $253.73        20
AXA/JANUS ENTERPRISE............  1.20%          B         $250.49       424
AXA/JANUS ENTERPRISE............  1.25%          B         $162.94       118
AXA/JANUS ENTERPRISE............  1.30%          B         $192.56         3
AXA/JANUS ENTERPRISE............  1.34%          B         $246.04       601
AXA/JANUS ENTERPRISE............  1.35%          B         $245.72         1
AXA/JANUS ENTERPRISE............  1.45%          B         $242.58        --

AXA/LOOMIS SAYLES GROWTH........  0.40%          B         $215.61         2
AXA/LOOMIS SAYLES GROWTH........  0.50%          B         $324.23         1
AXA/LOOMIS SAYLES GROWTH........  0.70%          B         $315.71         2
AXA/LOOMIS SAYLES GROWTH........  0.80%          B         $370.30        --
AXA/LOOMIS SAYLES GROWTH........  0.90%          B         $307.42        16
AXA/LOOMIS SAYLES GROWTH........  0.95%          B         $305.38        10
AXA/LOOMIS SAYLES GROWTH........  1.00%          B         $303.36        --
AXA/LOOMIS SAYLES GROWTH........  1.10%          B         $299.33         7
AXA/LOOMIS SAYLES GROWTH........  1.20%          B         $295.34        28
AXA/LOOMIS SAYLES GROWTH........  1.25%          B         $232.74        61
AXA/LOOMIS SAYLES GROWTH........  1.30%          B         $256.11         2
AXA/LOOMIS SAYLES GROWTH........  1.34%          B         $289.86       196
AXA/LOOMIS SAYLES GROWTH........  1.35%          B         $289.47        --
AXA/LOOMIS SAYLES GROWTH........  1.45%          B         $285.62        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------

AXA/MUTUAL LARGE CAP EQUITY
 MANAGED VOLATILITY.............  0.50%          B         $174.82        --
AXA/MUTUAL LARGE CAP EQUITY
 MANAGED VOLATILITY.............  0.70%          B         $170.89        --
AXA/MUTUAL LARGE CAP EQUITY
 MANAGED VOLATILITY.............  0.80%          B         $298.10        --
AXA/MUTUAL LARGE CAP EQUITY
 MANAGED VOLATILITY.............  0.90%          B         $167.04         7
AXA/MUTUAL LARGE CAP EQUITY
 MANAGED VOLATILITY.............  0.95%          B         $166.09         6
AXA/MUTUAL LARGE CAP EQUITY
 MANAGED VOLATILITY.............  1.00%          B         $165.15        --
AXA/MUTUAL LARGE CAP EQUITY
 MANAGED VOLATILITY.............  1.10%          B         $163.27         2
AXA/MUTUAL LARGE CAP EQUITY
 MANAGED VOLATILITY.............  1.20%          B         $161.41        21
AXA/MUTUAL LARGE CAP EQUITY
 MANAGED VOLATILITY.............  1.25%          B         $137.73         2
AXA/MUTUAL LARGE CAP EQUITY
 MANAGED VOLATILITY.............  1.30%          B         $154.65         7
AXA/MUTUAL LARGE CAP EQUITY
 MANAGED VOLATILITY.............  1.34%          B         $158.84       130
AXA/MUTUAL LARGE CAP EQUITY
 MANAGED VOLATILITY.............  1.45%          B         $156.85        --

AXA/TEMPLETON GLOBAL EQUITY
 MANAGED VOLATILITY.............  0.50%          B         $151.20         2
AXA/TEMPLETON GLOBAL EQUITY
 MANAGED VOLATILITY.............  0.70%          B         $147.79         1
AXA/TEMPLETON GLOBAL EQUITY
 MANAGED VOLATILITY.............  0.80%          B         $271.00        --
AXA/TEMPLETON GLOBAL EQUITY
 MANAGED VOLATILITY.............  0.90%          B         $144.46        13
AXA/TEMPLETON GLOBAL EQUITY
 MANAGED VOLATILITY.............  0.95%          B         $143.64         7
AXA/TEMPLETON GLOBAL EQUITY
 MANAGED VOLATILITY.............  1.00%          B         $142.83        --
AXA/TEMPLETON GLOBAL EQUITY
 MANAGED VOLATILITY.............  1.10%          B         $141.20         5
AXA/TEMPLETON GLOBAL EQUITY
 MANAGED VOLATILITY.............  1.20%          B         $139.59       126
AXA/TEMPLETON GLOBAL EQUITY
 MANAGED VOLATILITY.............  1.25%          B         $119.77        14
AXA/TEMPLETON GLOBAL EQUITY
 MANAGED VOLATILITY.............  1.30%          B         $133.85         8
AXA/TEMPLETON GLOBAL EQUITY
 MANAGED VOLATILITY.............  1.34%          B         $137.37       194
AXA/TEMPLETON GLOBAL EQUITY
 MANAGED VOLATILITY.............  1.45%          B         $135.65        --

CHARTER/SM/ MODERATE............  0.50%          B         $105.68        --
CHARTER/SM/ MODERATE............  0.90%          B         $105.40        --
CHARTER/SM/ MODERATE............  1.10%          B         $105.26         1
CHARTER/SM/ MODERATE............  1.20%          B         $105.19        --
CHARTER/SM/ MODERATE............  1.25%          B         $105.16         2

CHARTER/SM/ MULTI-SECTOR BOND...  0.70%          A         $121.91         2
CHARTER/SM/ MULTI-SECTOR BOND...  0.90%          A         $156.68        19
CHARTER/SM/ MULTI-SECTOR BOND...  1.20%          A         $128.56         4
CHARTER/SM/ MULTI-SECTOR BOND...  1.34%          A         $168.54       316
CHARTER/SM/ MULTI-SECTOR BOND...  1.35%          A         $179.51         3
CHARTER/SM/ MULTI-SECTOR BOND...  1.45%          A         $ 97.84        --
CHARTER/SM/ MULTI-SECTOR BOND...  0.50%          B         $138.03         5
CHARTER/SM/ MULTI-SECTOR BOND...  0.70%          B         $127.51        --
CHARTER/SM/ MULTI-SECTOR BOND...  0.80%          B         $130.73        --
CHARTER/SM/ MULTI-SECTOR BOND...  0.90%          B         $105.95         4
CHARTER/SM/ MULTI-SECTOR BOND...  0.95%          B         $121.75        48
CHARTER/SM/ MULTI-SECTOR BOND...  1.00%          B         $141.87        --
CHARTER/SM/ MULTI-SECTOR BOND...  1.10%          B         $118.41        14
CHARTER/SM/ MULTI-SECTOR BOND...  1.20%          B         $ 99.51       146
CHARTER/SM/ MULTI-SECTOR BOND...  1.25%          B         $ 92.55        23
CHARTER/SM/ MULTI-SECTOR BOND...  1.30%          B         $ 96.25         3

CHARTER/SM/ SMALL CAP GROWTH....  0.50%          B         $226.80        --
CHARTER/SM/ SMALL CAP GROWTH....  0.70%          B         $220.83         1
CHARTER/SM/ SMALL CAP GROWTH....  0.90%          B         $215.03         5
CHARTER/SM/ SMALL CAP GROWTH....  0.95%          B         $213.60         8
CHARTER/SM/ SMALL CAP GROWTH....  1.10%          B         $209.37         2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------
CHARTER/SM/ SMALL CAP GROWTH.......  1.20%          B        $  206.58        14
CHARTER/SM/ SMALL CAP GROWTH.......  1.25%          B        $  139.78         7
CHARTER/SM/ SMALL CAP GROWTH.......  1.30%          B        $  159.73        --
CHARTER/SM/ SMALL CAP GROWTH+......  1.34%          B        $  201.47        11
CHARTER/SM/ SMALL CAP GROWTH.......  1.34%          B        $  202.75       183
CHARTER/SM/ SMALL CAP GROWTH.......  1.35%          B        $  202.48        --
CHARTER/SM/ SMALL CAP GROWTH.......  1.45%          B        $  199.78        --

CHARTER/SM/ SMALL CAP VALUE........  0.50%          B        $  303.06         1
CHARTER/SM/ SMALL CAP VALUE........  0.70%          B        $  310.48         1
CHARTER/SM/ SMALL CAP VALUE........  0.80%          B        $  342.24        --
CHARTER/SM/ SMALL CAP VALUE........  0.90%          B        $  299.20        10
CHARTER/SM/ SMALL CAP VALUE........  0.95%          B        $  233.93        18
CHARTER/SM/ SMALL CAP VALUE........  1.00%          B        $  293.72        --
CHARTER/SM/ SMALL CAP VALUE........  1.10%          B        $  288.31         1
CHARTER/SM/ SMALL CAP VALUE........  1.20%          B        $  282.99        26
CHARTER/SM/ SMALL CAP VALUE........  1.25%          B        $  127.38         3
CHARTER/SM/ SMALL CAP VALUE........  1.30%          B        $  138.81        --
CHARTER/SM/ SMALL CAP VALUE+.......  1.34%          B        $  273.48        14
CHARTER/SM/ SMALL CAP VALUE........  1.34%          B        $  275.73       360
CHARTER/SM/ SMALL CAP VALUE........  1.35%          B        $  275.21        --
CHARTER/SM/ SMALL CAP VALUE........  1.45%          B        $  211.80        --

EQ/BLACKROCK BASIC VALUE EQUITY....  0.50%          B        $  278.13        14
EQ/BLACKROCK BASIC VALUE EQUITY....  0.70%          B        $  341.72         9
EQ/BLACKROCK BASIC VALUE EQUITY....  0.80%          B        $  318.34         3
EQ/BLACKROCK BASIC VALUE EQUITY....  0.90%          B        $  321.02        16
EQ/BLACKROCK BASIC VALUE EQUITY....  0.90%          B        $  328.58        87
EQ/BLACKROCK BASIC VALUE EQUITY....  0.95%          B        $  271.84        56
EQ/BLACKROCK BASIC VALUE EQUITY....  1.00%          B        $  322.20         2
EQ/BLACKROCK BASIC VALUE EQUITY....  1.10%          B        $  315.91        25
EQ/BLACKROCK BASIC VALUE EQUITY....  1.20%          B        $  309.74        83
EQ/BLACKROCK BASIC VALUE EQUITY....  1.20%          B        $  307.39       707
EQ/BLACKROCK BASIC VALUE EQUITY....  1.25%          B        $  149.44       216
EQ/BLACKROCK BASIC VALUE EQUITY....  1.30%          B        $  169.02         7
EQ/BLACKROCK BASIC VALUE EQUITY....  1.34%          B        $  390.19     1,150
EQ/BLACKROCK BASIC VALUE EQUITY....  1.35%          B        $  300.71         2
EQ/BLACKROCK BASIC VALUE EQUITY....  1.45%          B        $  292.62         1

EQ/CAPITAL GUARDIAN RESEARCH.......  0.70%          B        $  294.05         2
EQ/CAPITAL GUARDIAN RESEARCH.......  0.90%          B        $  283.38        13
EQ/CAPITAL GUARDIAN RESEARCH.......  0.95%          B        $  280.77        29
EQ/CAPITAL GUARDIAN RESEARCH.......  1.10%          B        $  273.07         2
EQ/CAPITAL GUARDIAN RESEARCH.......  1.20%          B        $  268.03       112
EQ/CAPITAL GUARDIAN RESEARCH.......  1.25%          B        $  187.50       157
EQ/CAPITAL GUARDIAN RESEARCH.......  1.30%          B        $  204.22         1
EQ/CAPITAL GUARDIAN RESEARCH.......  1.34%          B        $  261.15       589
EQ/CAPITAL GUARDIAN RESEARCH.......  1.35%          B        $  260.66         1
EQ/CAPITAL GUARDIAN RESEARCH.......  1.45%          B        $  255.85         1

EQ/COMMON STOCK INDEX..............  0.70%          A        $  299.68        20
EQ/COMMON STOCK INDEX+.............  0.74%          A        $1,057.28        13
EQ/COMMON STOCK INDEX+.............  0.74%          A        $  976.06        30
EQ/COMMON STOCK INDEX..............  0.90%          A        $  417.10        40

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------
EQ/COMMON STOCK INDEX..............  1.20%          A         $334.75         19
EQ/COMMON STOCK INDEX..............  1.35%          A         $531.05         10
EQ/COMMON STOCK INDEX..............  1.35%          A         $508.26        750
EQ/COMMON STOCK INDEX+.............  1.40%          A         $671.64      2,662
EQ/COMMON STOCK INDEX..............  1.45%          A         $202.81         12
EQ/COMMON STOCK INDEX..............  0.40%          B         $199.52         11
EQ/COMMON STOCK INDEX..............  0.50%          B         $193.82          3
EQ/COMMON STOCK INDEX..............  0.80%          B         $382.79         --
EQ/COMMON STOCK INDEX..............  0.90%          B         $199.34         11
EQ/COMMON STOCK INDEX..............  0.90%          B         $223.09         41
EQ/COMMON STOCK INDEX..............  0.95%          B         $188.58        130
EQ/COMMON STOCK INDEX..............  1.00%          B         $323.39         --
EQ/COMMON STOCK INDEX..............  1.10%          B         $183.41         16
EQ/COMMON STOCK INDEX..............  1.20%          B         $206.01        534
EQ/COMMON STOCK INDEX..............  1.25%          B         $162.50        159
EQ/COMMON STOCK INDEX..............  1.30%          B         $180.90         12

EQ/CORE BOND INDEX.................  0.40%          B         $103.14          9
EQ/CORE BOND INDEX.................  0.50%          B         $131.65          8
EQ/CORE BOND INDEX.................  0.70%          B         $127.45          6
EQ/CORE BOND INDEX.................  0.80%          B         $117.14         --
EQ/CORE BOND INDEX.................  0.90%          B         $123.39         42
EQ/CORE BOND INDEX.................  0.95%          B         $122.40         68
EQ/CORE BOND INDEX.................  1.00%          B         $121.41         --
EQ/CORE BOND INDEX.................  1.10%          B         $119.46         17
EQ/CORE BOND INDEX.................  1.20%          B         $117.52        256
EQ/CORE BOND INDEX.................  1.25%          B         $100.33         47
EQ/CORE BOND INDEX.................  1.30%          B         $100.21          3
EQ/CORE BOND INDEX.................  1.34%          B         $114.88        527
EQ/CORE BOND INDEX.................  1.35%          B         $114.69         --
EQ/CORE BOND INDEX.................  1.45%          B         $112.84         --

EQ/EMERGING MARKETS EQUITY PLUS....  0.50%          B         $108.45          3
EQ/EMERGING MARKETS EQUITY PLUS....  0.70%          B         $107.44          3
EQ/EMERGING MARKETS EQUITY PLUS....  0.80%          B         $106.94         --
EQ/EMERGING MARKETS EQUITY PLUS....  0.90%          B         $106.44          2
EQ/EMERGING MARKETS EQUITY PLUS....  0.95%          B         $106.20          1
EQ/EMERGING MARKETS EQUITY PLUS....  1.00%          B         $105.95         --
EQ/EMERGING MARKETS EQUITY PLUS....  1.10%          B         $105.45          2
EQ/EMERGING MARKETS EQUITY PLUS....  1.20%          B         $104.96         49
EQ/EMERGING MARKETS EQUITY PLUS....  1.25%          B         $104.71         13
EQ/EMERGING MARKETS EQUITY PLUS....  1.34%          B         $104.27         52
EQ/EMERGING MARKETS EQUITY PLUS....  1.45%          B         $103.73         --

EQ/EQUITY 500 INDEX................  0.70%          A         $332.03         19
EQ/EQUITY 500 INDEX................  0.90%          A         $462.67         92
EQ/EQUITY 500 INDEX................  1.20%          A         $372.10         41
EQ/EQUITY 500 INDEX................  1.34%          A         $605.55      1,808
EQ/EQUITY 500 INDEX................  1.35%          A         $604.09          9
EQ/EQUITY 500 INDEX................  1.45%          A         $226.62          5
EQ/EQUITY 500 INDEX................  0.40%          B         $200.06         44
EQ/EQUITY 500 INDEX................  0.50%          B         $218.41         20
EQ/EQUITY 500 INDEX................  0.70%          B         $217.71         --
EQ/EQUITY 500 INDEX................  0.80%          B         $378.07          2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------
EQ/EQUITY 500 INDEX................  0.90%          B         $248.24         45
EQ/EQUITY 500 INDEX................  0.95%          B         $207.88         93
EQ/EQUITY 500 INDEX................  1.00%          B         $313.80          3
EQ/EQUITY 500 INDEX................  1.10%          B         $202.18         53
EQ/EQUITY 500 INDEX................  1.20%          B         $230.15      1,545
EQ/EQUITY 500 INDEX................  1.25%          B         $178.33        303
EQ/EQUITY 500 INDEX................  1.30%          B         $199.56         12

EQ/GLOBAL BOND PLUS................  0.50%          B         $129.57          3
EQ/GLOBAL BOND PLUS................  0.70%          B         $126.41          2
EQ/GLOBAL BOND PLUS................  0.80%          B         $116.72         --
EQ/GLOBAL BOND PLUS................  0.90%          B         $123.33         26
EQ/GLOBAL BOND PLUS................  0.95%          B         $122.58         32
EQ/GLOBAL BOND PLUS................  1.00%          B         $121.82         --
EQ/GLOBAL BOND PLUS................  1.10%          B         $120.33         23
EQ/GLOBAL BOND PLUS................  1.20%          B         $118.84         87
EQ/GLOBAL BOND PLUS................  1.25%          B         $118.82         36
EQ/GLOBAL BOND PLUS................  1.30%          B         $120.20          2
EQ/GLOBAL BOND PLUS................  1.34%          B         $116.80        242
EQ/GLOBAL BOND PLUS................  1.35%          B         $116.65         --
EQ/GLOBAL BOND PLUS................  1.45%          B         $115.22         --

EQ/INTERMEDIATE GOVERNMENT BOND....  0.70%          A         $163.77          2
EQ/INTERMEDIATE GOVERNMENT BOND+...  0.74%          A         $ 94.63          7
EQ/INTERMEDIATE GOVERNMENT BOND....  0.90%          A         $173.00          5
EQ/INTERMEDIATE GOVERNMENT BOND....  1.20%          A         $154.51          1
EQ/INTERMEDIATE GOVERNMENT BOND....  1.34%          A         $169.77        225
EQ/INTERMEDIATE GOVERNMENT BOND....  1.35%          A         $163.44          2
EQ/INTERMEDIATE GOVERNMENT BOND....  1.45%          A         $135.77         --
EQ/INTERMEDIATE GOVERNMENT BOND....  0.00%          B         $ 99.96          2
EQ/INTERMEDIATE GOVERNMENT BOND....  0.50%          B         $146.93          1
EQ/INTERMEDIATE GOVERNMENT BOND....  0.90%          B         $146.15          2
EQ/INTERMEDIATE GOVERNMENT BOND....  0.95%          B         $142.09         28
EQ/INTERMEDIATE GOVERNMENT BOND....  1.00%          B         $114.42         --
EQ/INTERMEDIATE GOVERNMENT BOND....  1.10%          B         $138.19         10
EQ/INTERMEDIATE GOVERNMENT BOND....  1.20%          B         $137.89         26
EQ/INTERMEDIATE GOVERNMENT BOND....  1.25%          B         $105.17         33
EQ/INTERMEDIATE GOVERNMENT BOND....  1.30%          B         $105.36          1

EQ/INTERNATIONAL EQUITY INDEX......  0.70%          A         $164.47          7
EQ/INTERNATIONAL EQUITY INDEX......  0.90%          A         $173.42         66
EQ/INTERNATIONAL EQUITY INDEX......  1.20%          A         $148.82         14
EQ/INTERNATIONAL EQUITY INDEX......  1.34%          A         $163.53      2,120
EQ/INTERNATIONAL EQUITY INDEX......  1.35%          A         $163.16         10
EQ/INTERNATIONAL EQUITY INDEX......  1.45%          A         $126.48          2
EQ/INTERNATIONAL EQUITY INDEX......  0.40%          B         $150.07          7
EQ/INTERNATIONAL EQUITY INDEX......  0.50%          B         $139.16          7
EQ/INTERNATIONAL EQUITY INDEX......  0.80%          B         $228.60         --
EQ/INTERNATIONAL EQUITY INDEX......  0.90%          B         $140.92         19
EQ/INTERNATIONAL EQUITY INDEX......  0.95%          B         $134.73         76
EQ/INTERNATIONAL EQUITY INDEX......  1.00%          B         $204.24         --
EQ/INTERNATIONAL EQUITY INDEX......  1.10%          B         $131.04         17
EQ/INTERNATIONAL EQUITY INDEX......  1.20%          B         $128.31        111

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------
EQ/INTERNATIONAL EQUITY INDEX......  1.25%          B         $ 79.69         60
EQ/INTERNATIONAL EQUITY INDEX......  1.30%          B         $ 96.10          8

EQ/INVESCO COMSTOCK................  0.50%          B         $230.87          3
EQ/INVESCO COMSTOCK................  0.70%          B         $225.05          1
EQ/INVESCO COMSTOCK................  0.80%          B         $375.64         --
EQ/INVESCO COMSTOCK................  0.90%          B         $219.38         27
EQ/INVESCO COMSTOCK................  0.95%          B         $217.99         19
EQ/INVESCO COMSTOCK................  1.00%          B         $216.60         --
EQ/INVESCO COMSTOCK................  1.10%          B         $213.85         17
EQ/INVESCO COMSTOCK................  1.20%          B         $211.12        141
EQ/INVESCO COMSTOCK................  1.25%          B         $165.09         30
EQ/INVESCO COMSTOCK................  1.30%          B         $180.02          1
EQ/INVESCO COMSTOCK................  1.34%          B         $207.37        378
EQ/INVESCO COMSTOCK................  1.35%          B         $207.10         --
EQ/INVESCO COMSTOCK................  1.45%          B         $204.45         --

EQ/JPMORGAN VALUE OPPORTUNITIES....  0.40%          B         $222.58          2
EQ/JPMORGAN VALUE OPPORTUNITIES....  0.50%          B         $268.96         15
EQ/JPMORGAN VALUE OPPORTUNITIES....  0.70%          B         $263.14          1
EQ/JPMORGAN VALUE OPPORTUNITIES....  0.80%          B         $397.38          1
EQ/JPMORGAN VALUE OPPORTUNITIES....  0.90%          B         $250.25          4
EQ/JPMORGAN VALUE OPPORTUNITIES....  0.90%          B         $253.02         23
EQ/JPMORGAN VALUE OPPORTUNITIES....  0.95%          B         $232.88         13
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.00%          B         $248.11          1
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.10%          B         $243.27          7
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.20%          B         $238.51         26
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.20%          B         $235.99        107
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.25%          B         $169.81         66
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.30%          B         $190.75          1
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.34%          B         $292.76        284
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.35%          B         $231.56          2
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.45%          B         $224.65          1

EQ/LARGE CAP GROWTH INDEX..........  0.50%          B         $180.75          3
EQ/LARGE CAP GROWTH INDEX..........  0.70%          B         $193.48          3
EQ/LARGE CAP GROWTH INDEX..........  0.80%          B         $410.79          1
EQ/LARGE CAP GROWTH INDEX..........  0.90%          B         $186.46         62
EQ/LARGE CAP GROWTH INDEX..........  0.95%          B         $184.74         48
EQ/LARGE CAP GROWTH INDEX..........  1.00%          B         $183.04         --
EQ/LARGE CAP GROWTH INDEX..........  1.10%          B         $179.67         24
EQ/LARGE CAP GROWTH INDEX..........  1.20%          B         $176.36        438
EQ/LARGE CAP GROWTH INDEX..........  1.25%          B         $232.56         36
EQ/LARGE CAP GROWTH INDEX..........  1.30%          B         $258.06          1
EQ/LARGE CAP GROWTH INDEX..........  1.34%          B         $171.83      1,018
EQ/LARGE CAP GROWTH INDEX..........  1.35%          B         $171.51          1
EQ/LARGE CAP GROWTH INDEX..........  1.45%          B         $168.34          1

EQ/LARGE CAP VALUE INDEX...........  0.50%          B         $129.25          2
EQ/LARGE CAP VALUE INDEX...........  0.70%          B         $126.10          2
EQ/LARGE CAP VALUE INDEX...........  0.80%          B         $352.52         --
EQ/LARGE CAP VALUE INDEX...........  0.90%          B         $123.03         52
EQ/LARGE CAP VALUE INDEX...........  0.95%          B         $122.27         25
EQ/LARGE CAP VALUE INDEX...........  1.00%          B         $121.52         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------
EQ/LARGE CAP VALUE INDEX........  1.10%          B         $120.03         14
EQ/LARGE CAP VALUE INDEX........  1.20%          B         $118.54        238
EQ/LARGE CAP VALUE INDEX........  1.25%          B         $ 99.32         39
EQ/LARGE CAP VALUE INDEX........  1.30%          B         $108.76          1
EQ/LARGE CAP VALUE INDEX........  1.34%          B         $116.51        398
EQ/LARGE CAP VALUE INDEX........  1.35%          B         $116.36         --
EQ/LARGE CAP VALUE INDEX........  1.45%          B         $114.93         --

EQ/MFS INTERNATIONAL GROWTH.....  0.40%          B         $154.84          7
EQ/MFS INTERNATIONAL GROWTH.....  0.50%          B         $233.19          5
EQ/MFS INTERNATIONAL GROWTH.....  0.70%          B         $227.31          4
EQ/MFS INTERNATIONAL GROWTH.....  0.80%          B         $270.95          1
EQ/MFS INTERNATIONAL GROWTH.....  0.90%          B         $221.59         52
EQ/MFS INTERNATIONAL GROWTH.....  0.95%          B         $220.18         11
EQ/MFS INTERNATIONAL GROWTH.....  1.00%          B         $218.78          1
EQ/MFS INTERNATIONAL GROWTH.....  1.10%          B         $216.00          9
EQ/MFS INTERNATIONAL GROWTH.....  1.20%          B         $213.24        252
EQ/MFS INTERNATIONAL GROWTH.....  1.25%          B         $131.37         32
EQ/MFS INTERNATIONAL GROWTH.....  1.30%          B         $156.41          2
EQ/MFS INTERNATIONAL GROWTH.....  1.34%          B         $209.37         25
EQ/MFS INTERNATIONAL GROWTH.....  1.34%          B         $209.45        330
EQ/MFS INTERNATIONAL GROWTH.....  1.35%          B         $209.18          1
EQ/MFS INTERNATIONAL GROWTH.....  1.45%          B         $206.51         --

EQ/MID CAP INDEX................  0.40%          B         $200.22         44
EQ/MID CAP INDEX................  0.50%          B         $274.21          6
EQ/MID CAP INDEX................  0.70%          B         $258.71          9
EQ/MID CAP INDEX................  0.80%          B         $419.05          1
EQ/MID CAP INDEX................  0.90%          B         $249.83        129
EQ/MID CAP INDEX................  0.95%          B         $247.66         52
EQ/MID CAP INDEX................  1.00%          B         $245.51          3
EQ/MID CAP INDEX................  1.10%          B         $241.25         22
EQ/MID CAP INDEX................  1.20%          B         $237.04        616
EQ/MID CAP INDEX................  1.25%          B         $162.13        227
EQ/MID CAP INDEX................  1.30%          B         $189.24          4
EQ/MID CAP INDEX................  1.34%          B         $231.30      1,831
EQ/MID CAP INDEX................  1.35%          B         $230.89         --
EQ/MID CAP INDEX................  1.45%          B         $226.86         --

EQ/MONEY MARKET++...............  0.00%          A         $  1.00        359
EQ/MONEY MARKET.................  0.70%          A         $128.88          2
EQ/MONEY MARKET++...............  0.70%          A         $  1.00          5
EQ/MONEY MARKET+................  0.74%          A         $ 45.35         17
EQ/MONEY MARKET.................  0.90%          A         $132.78         27
EQ/MONEY MARKET++...............  0.90%          A         $  1.00        254
EQ/MONEY MARKET.................  1.20%          A         $120.87          1
EQ/MONEY MARKET++...............  1.20%          A         $  1.00          2
EQ/MONEY MARKET.................  1.35%          A         $130.36         12
EQ/MONEY MARKET.................  1.35%          A         $129.74         67
EQ/MONEY MARKET+................  1.40%          A         $ 32.82        708
EQ/MONEY MARKET.................  1.45%          A         $107.68         --
EQ/MONEY MARKET++...............  0.00%          B         $  1.00      1,452
EQ/MONEY MARKET.................  0.40%          B         $ 98.26          2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------
EQ/MONEY MARKET++...............  0.40%          B         $  1.00         10
EQ/MONEY MARKET.................  0.50%          B         $113.87          2
EQ/MONEY MARKET++...............  0.50%          B         $  1.00         37
EQ/MONEY MARKET++...............  0.70%          B         $  1.00          1
EQ/MONEY MARKET.................  0.80%          B         $ 93.57         --
EQ/MONEY MARKET++...............  0.80%          B         $  1.00          6
EQ/MONEY MARKET.................  0.90%          B         $105.45         --
EQ/MONEY MARKET.................  0.90%          B         $116.57          2
EQ/MONEY MARKET++...............  0.90%          B         $  1.00        226
EQ/MONEY MARKET.................  0.95%          B         $110.82         63
EQ/MONEY MARKET.................  1.00%          B         $100.34         --
EQ/MONEY MARKET++...............  1.00%          B         $  1.00          3
EQ/MONEY MARKET.................  1.10%          B         $107.78         24
EQ/MONEY MARKET++...............  1.10%          B         $  1.00        146
EQ/MONEY MARKET.................  1.20%          B         $109.77         48
EQ/MONEY MARKET++...............  1.20%          B         $  1.00      6,902
EQ/MONEY MARKET.................  1.25%          B         $ 91.81         58
EQ/MONEY MARKET.................  1.30%          B         $ 93.66          5

EQ/OPPENHEIMER GLOBAL...........  0.50%          B         $208.47         11
EQ/OPPENHEIMER GLOBAL...........  0.70%          B         $203.77          2
EQ/OPPENHEIMER GLOBAL...........  0.80%          B         $341.58          1
EQ/OPPENHEIMER GLOBAL...........  0.90%          B         $199.18         20
EQ/OPPENHEIMER GLOBAL...........  0.95%          B         $198.05         14
EQ/OPPENHEIMER GLOBAL...........  1.00%          B         $196.93          1
EQ/OPPENHEIMER GLOBAL...........  1.10%          B         $194.69         15
EQ/OPPENHEIMER GLOBAL...........  1.20%          B         $192.47        363
EQ/OPPENHEIMER GLOBAL...........  1.25%          B         $157.73         67
EQ/OPPENHEIMER GLOBAL...........  1.30%          B         $180.53          2
EQ/OPPENHEIMER GLOBAL...........  1.34%          B         $189.41        445
EQ/OPPENHEIMER GLOBAL...........  1.45%          B         $187.03         --

EQ/PIMCO GLOBAL REAL RETURN.....  0.50%          B         $106.91         16
EQ/PIMCO GLOBAL REAL RETURN.....  0.70%          B         $105.92          6
EQ/PIMCO GLOBAL REAL RETURN.....  0.80%          B         $105.42          2
EQ/PIMCO GLOBAL REAL RETURN.....  0.90%          B         $104.93         20
EQ/PIMCO GLOBAL REAL RETURN.....  0.95%          B         $104.69          8
EQ/PIMCO GLOBAL REAL RETURN.....  1.00%          B         $104.44         --
EQ/PIMCO GLOBAL REAL RETURN.....  1.10%          B         $103.95         11
EQ/PIMCO GLOBAL REAL RETURN.....  1.20%          B         $103.47        122
EQ/PIMCO GLOBAL REAL RETURN.....  1.25%          B         $103.22         56
EQ/PIMCO GLOBAL REAL RETURN.....  1.34%          B         $102.79         98
EQ/PIMCO GLOBAL REAL RETURN.....  1.45%          B         $102.26         --

EQ/PIMCO ULTRA SHORT BOND.......  1.10%          A         $ 97.62          1
EQ/PIMCO ULTRA SHORT BOND.......  0.50%          B         $115.50          4
EQ/PIMCO ULTRA SHORT BOND.......  0.70%          B         $112.59          5
EQ/PIMCO ULTRA SHORT BOND.......  0.80%          B         $105.84          1
EQ/PIMCO ULTRA SHORT BOND.......  0.90%          B         $109.76         30
EQ/PIMCO ULTRA SHORT BOND.......  0.95%          B         $109.06         57
EQ/PIMCO ULTRA SHORT BOND.......  1.00%          B         $108.37         --
EQ/PIMCO ULTRA SHORT BOND.......  1.10%          B         $106.99         36
EQ/PIMCO ULTRA SHORT BOND.......  1.20%          B         $105.62        173

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------
EQ/PIMCO ULTRA SHORT BOND.......  1.25%          B         $106.30         59
EQ/PIMCO ULTRA SHORT BOND.......  1.30%          B         $105.45          1
EQ/PIMCO ULTRA SHORT BOND.......  1.34%          B         $103.74        401
EQ/PIMCO ULTRA SHORT BOND.......  1.35%          B         $103.61         --
EQ/PIMCO ULTRA SHORT BOND.......  1.45%          B         $102.29         --

EQ/QUALITY BOND PLUS............  0.70%          A         $168.78          1
EQ/QUALITY BOND PLUS............  0.90%          A         $184.01          9
EQ/QUALITY BOND PLUS............  1.20%          A         $160.53          1
EQ/QUALITY BOND PLUS............  1.34%          A         $176.73        323
EQ/QUALITY BOND PLUS............  1.35%          A         $186.09          1
EQ/QUALITY BOND PLUS............  1.45%          A         $137.84         --
EQ/QUALITY BOND PLUS............  0.50%          B         $150.25          3
EQ/QUALITY BOND PLUS............  0.80%          B         $114.04         --
EQ/QUALITY BOND PLUS............  0.90%          B         $148.46          2
EQ/QUALITY BOND PLUS............  0.95%          B         $145.56         37
EQ/QUALITY BOND PLUS............  1.00%          B         $117.30         --
EQ/QUALITY BOND PLUS............  1.10%          B         $141.57          9
EQ/QUALITY BOND PLUS............  1.20%          B         $140.20         74
EQ/QUALITY BOND PLUS............  1.25%          B         $103.29         20
EQ/QUALITY BOND PLUS............  1.30%          B         $103.19          1

EQ/SMALL COMPANY INDEX..........  0.40%          B         $194.15         43
EQ/SMALL COMPANY INDEX..........  0.50%          B         $345.84          1
EQ/SMALL COMPANY INDEX..........  0.70%          B         $334.82          3
EQ/SMALL COMPANY INDEX..........  0.80%          B         $398.62         --
EQ/SMALL COMPANY INDEX..........  0.90%          B         $324.16         39
EQ/SMALL COMPANY INDEX..........  0.95%          B         $321.54         18
EQ/SMALL COMPANY INDEX..........  1.00%          B         $318.95         --
EQ/SMALL COMPANY INDEX..........  1.10%          B         $313.81         10
EQ/SMALL COMPANY INDEX..........  1.20%          B         $308.74        202
EQ/SMALL COMPANY INDEX..........  1.25%          B         $174.69         92
EQ/SMALL COMPANY INDEX..........  1.30%          B         $191.98          2
EQ/SMALL COMPANY INDEX..........  1.34%          B         $301.79        670
EQ/SMALL COMPANY INDEX..........  1.35%          B         $301.29         --
EQ/SMALL COMPANY INDEX..........  1.45%          B         $296.42         --

EQ/T. ROWE PRICE GROWTH STOCK...  0.40%          B         $221.97         25
EQ/T. ROWE PRICE GROWTH STOCK...  0.50%          B         $279.11          5
EQ/T. ROWE PRICE GROWTH STOCK...  0.70%          B         $271.77         10
EQ/T. ROWE PRICE GROWTH STOCK...  0.80%          B         $421.71          2
EQ/T. ROWE PRICE GROWTH STOCK...  0.90%          B         $264.63         88
EQ/T. ROWE PRICE GROWTH STOCK...  0.95%          B         $262.87         32
EQ/T. ROWE PRICE GROWTH STOCK...  1.00%          B         $261.13          5
EQ/T. ROWE PRICE GROWTH STOCK...  1.10%          B         $257.66         28
EQ/T. ROWE PRICE GROWTH STOCK...  1.20%          B         $254.23        916
EQ/T. ROWE PRICE GROWTH STOCK...  1.25%          B         $215.12        227
EQ/T. ROWE PRICE GROWTH STOCK...  1.30%          B         $232.33          2
EQ/T. ROWE PRICE GROWTH STOCK...  1.34%          B         $249.52      1,095
EQ/T. ROWE PRICE GROWTH STOCK...  1.35%          B         $249.18          2
EQ/T. ROWE PRICE GROWTH STOCK...  1.45%          B         $245.86         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------

EQ/UBS GROWTH & INCOME..........  0.50%          B         $259.69        --
EQ/UBS GROWTH & INCOME..........  0.70%          B         $252.87        --
EQ/UBS GROWTH & INCOME..........  0.90%          B         $246.23         9
EQ/UBS GROWTH & INCOME..........  0.95%          B         $244.59         5
EQ/UBS GROWTH & INCOME..........  1.10%          B         $239.74         2
EQ/UBS GROWTH & INCOME..........  1.20%          B         $236.55        21
EQ/UBS GROWTH & INCOME..........  1.25%          B         $164.36        58
EQ/UBS GROWTH & INCOME..........  1.30%          B         $181.61         1
EQ/UBS GROWTH & INCOME..........  1.34%          B         $232.16       100
EQ/UBS GROWTH & INCOME..........  1.35%          B         $231.85        --
EQ/UBS GROWTH & INCOME..........  1.45%          B         $228.76        --

FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO......................  0.50%   SERVICE CLASS 2  $223.06         7
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO......................  0.70%   SERVICE CLASS 2  $219.63        --
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO......................  0.70%   SERVICE CLASS 2  $243.55         4
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO......................  0.80%   SERVICE CLASS 2  $217.94         4
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO......................  0.90%   SERVICE CLASS 2  $216.26        29
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO......................  0.90%   SERVICE CLASS 2  $239.99        58
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO......................  0.95%   SERVICE CLASS 2  $239.10        15
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO......................  1.00%   SERVICE CLASS 2  $214.59         7
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO......................  1.10%   SERVICE CLASS 2  $212.93        27
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO......................  1.20%   SERVICE CLASS 2  $234.72        39
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO......................  1.20%   SERVICE CLASS 2  $211.27       977
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO......................  1.25%   SERVICE CLASS 2  $233.85       178
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO......................  1.34%   SERVICE CLASS 2  $232.30       611
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO......................  1.45%   SERVICE CLASS 2  $183.72        --

FIDELITY(R) VIP EQUITY-INCOME
 PORTFOLIO......................  0.50%   SERVICE CLASS 2  $206.67         6
FIDELITY(R) VIP EQUITY-INCOME
 PORTFOLIO......................  0.80%   SERVICE CLASS 2  $201.93        --
FIDELITY(R) VIP EQUITY-INCOME
 PORTFOLIO......................  0.90%   SERVICE CLASS 2  $200.37         1
FIDELITY(R) VIP EQUITY-INCOME
 PORTFOLIO......................  1.00%   SERVICE CLASS 2  $198.82        --
FIDELITY(R) VIP EQUITY-INCOME
 PORTFOLIO......................  1.10%   SERVICE CLASS 2  $197.28        --
FIDELITY(R) VIP EQUITY-INCOME
 PORTFOLIO......................  1.20%   SERVICE CLASS 2  $195.75        57

FIDELITY(R) VIP MID CAP
 PORTFOLIO......................  0.50%   SERVICE CLASS 2  $212.94         2
FIDELITY(R) VIP MID CAP
 PORTFOLIO......................  0.70%   SERVICE CLASS 2  $209.67        --
FIDELITY(R) VIP MID CAP
 PORTFOLIO......................  0.80%   SERVICE CLASS 2  $208.05         1
FIDELITY(R) VIP MID CAP
 PORTFOLIO......................  0.90%   SERVICE CLASS 2  $206.45         4
FIDELITY(R) VIP MID CAP
 PORTFOLIO......................  1.00%   SERVICE CLASS 2  $204.86         1
FIDELITY(R) VIP MID CAP
 PORTFOLIO......................  1.10%   SERVICE CLASS 2  $203.27         3
FIDELITY(R) VIP MID CAP
 PORTFOLIO......................  1.20%   SERVICE CLASS 2  $201.69       258

GOLDMAN SACHS VIT MID CAP VALUE
 FUND...........................  0.50%   SERVICE SHARES   $196.57         4
GOLDMAN SACHS VIT MID CAP VALUE
 FUND...........................  0.70%   SERVICE SHARES   $193.55        --
GOLDMAN SACHS VIT MID CAP VALUE
 FUND...........................  0.70%   SERVICE SHARES   $166.98         1
GOLDMAN SACHS VIT MID CAP VALUE
 FUND...........................  0.80%   SERVICE SHARES   $192.05         1
GOLDMAN SACHS VIT MID CAP VALUE
 FUND...........................  0.90%   SERVICE SHARES   $190.57         4
GOLDMAN SACHS VIT MID CAP VALUE
 FUND...........................  0.90%   SERVICE SHARES   $164.76        13
GOLDMAN SACHS VIT MID CAP VALUE
 FUND...........................  0.95%   SERVICE SHARES   $164.21         5
GOLDMAN SACHS VIT MID CAP VALUE
 FUND...........................  1.00%   SERVICE SHARES   $189.10         1
GOLDMAN SACHS VIT MID CAP VALUE
 FUND...........................  1.10%   SERVICE SHARES   $187.64         4
GOLDMAN SACHS VIT MID CAP VALUE
 FUND...........................  1.20%   SERVICE SHARES   $161.48         3
GOLDMAN SACHS VIT MID CAP VALUE
 FUND...........................  1.20%   SERVICE SHARES   $186.18       106
GOLDMAN SACHS VIT MID CAP VALUE
 FUND...........................  1.25%   SERVICE SHARES   $160.94        54
GOLDMAN SACHS VIT MID CAP VALUE
 FUND...........................  1.34%   SERVICE SHARES   $159.97       137

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------

INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND..................  0.00%      SERIES II     $122.88         8
INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND..................  0.50%      SERIES II     $195.45        23
INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND..................  0.70%      SERIES II     $192.44        --
INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND..................  0.80%      SERIES II     $190.96         2
INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND..................  0.90%      SERIES II     $189.48         5
INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND..................  1.00%      SERIES II     $188.02        --
INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND..................  1.10%      SERIES II     $186.57         2
INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND..................  1.20%      SERIES II     $185.12       208

INVESCO V.I. GLOBAL REAL ESTATE
 FUND...........................  0.50%      SERIES II     $169.05        27
INVESCO V.I. GLOBAL REAL ESTATE
 FUND...........................  0.70%      SERIES II     $166.45        --
INVESCO V.I. GLOBAL REAL ESTATE
 FUND...........................  0.70%      SERIES II     $164.13         2
INVESCO V.I. GLOBAL REAL ESTATE
 FUND...........................  0.80%      SERIES II     $165.16         3
INVESCO V.I. GLOBAL REAL ESTATE
 FUND...........................  0.90%      SERIES II     $163.89         6
INVESCO V.I. GLOBAL REAL ESTATE
 FUND...........................  0.90%      SERIES II     $161.72        30
INVESCO V.I. GLOBAL REAL ESTATE
 FUND...........................  0.95%      SERIES II     $161.13         8
INVESCO V.I. GLOBAL REAL ESTATE
 FUND...........................  1.00%      SERIES II     $162.63         1
INVESCO V.I. GLOBAL REAL ESTATE
 FUND...........................  1.10%      SERIES II     $161.37        11
INVESCO V.I. GLOBAL REAL ESTATE
 FUND...........................  1.20%      SERIES II     $158.17         8
INVESCO V.I. GLOBAL REAL ESTATE
 FUND...........................  1.20%      SERIES II     $160.11       220
INVESCO V.I. GLOBAL REAL ESTATE
 FUND...........................  1.25%      SERIES II     $157.59        35
INVESCO V.I. GLOBAL REAL ESTATE
 FUND...........................  1.34%      SERIES II     $156.54       227
INVESCO V.I. GLOBAL REAL ESTATE
 FUND...........................  1.45%      SERIES II     $135.54        --

INVESCO V.I. HIGH YIELD FUND....  0.50%      SERIES II     $133.61         5
INVESCO V.I. HIGH YIELD FUND....  0.70%      SERIES II     $131.83         3
INVESCO V.I. HIGH YIELD FUND....  0.80%      SERIES II     $130.95        --
INVESCO V.I. HIGH YIELD FUND....  0.90%      SERIES II     $130.08        10
INVESCO V.I. HIGH YIELD FUND....  0.95%      SERIES II     $129.65         9
INVESCO V.I. HIGH YIELD FUND....  1.00%      SERIES II     $129.22         1
INVESCO V.I. HIGH YIELD FUND....  1.10%      SERIES II     $128.35         6
INVESCO V.I. HIGH YIELD FUND....  1.20%      SERIES II     $127.49       156
INVESCO V.I. HIGH YIELD FUND....  1.25%      SERIES II     $127.07        48
INVESCO V.I. HIGH YIELD FUND....  1.34%      SERIES II     $126.30        86
INVESCO V.I. HIGH YIELD FUND....  1.45%      SERIES II     $125.37        --

INVESCO V.I. INTERNATIONAL
 GROWTH FUND....................  0.50%      SERIES II     $160.60        11
INVESCO V.I. INTERNATIONAL
 GROWTH FUND....................  0.70%      SERIES II     $135.81         3
INVESCO V.I. INTERNATIONAL
 GROWTH FUND....................  0.80%      SERIES II     $156.91         3
INVESCO V.I. INTERNATIONAL
 GROWTH FUND....................  0.90%      SERIES II     $155.70         7
INVESCO V.I. INTERNATIONAL
 GROWTH FUND....................  0.90%      SERIES II     $134.01        19
INVESCO V.I. INTERNATIONAL
 GROWTH FUND....................  0.95%      SERIES II     $133.56         8
INVESCO V.I. INTERNATIONAL
 GROWTH FUND....................  1.00%      SERIES II     $154.50         1
INVESCO V.I. INTERNATIONAL
 GROWTH FUND....................  1.10%      SERIES II     $153.31         5
INVESCO V.I. INTERNATIONAL
 GROWTH FUND....................  1.20%      SERIES II     $131.34         6
INVESCO V.I. INTERNATIONAL
 GROWTH FUND....................  1.20%      SERIES II     $152.12       289
INVESCO V.I. INTERNATIONAL
 GROWTH FUND....................  1.25%      SERIES II     $130.90        18
INVESCO V.I. INTERNATIONAL
 GROWTH FUND....................  1.34%      SERIES II     $130.11       207
INVESCO V.I. INTERNATIONAL
 GROWTH FUND....................  1.45%      SERIES II     $129.15        --

INVESCO V.I. MID CAP CORE
 EQUITY FUND....................  0.50%      SERIES II     $173.88         1
INVESCO V.I. MID CAP CORE
 EQUITY FUND....................  0.70%      SERIES II     $188.01        --
INVESCO V.I. MID CAP CORE
 EQUITY FUND....................  0.80%      SERIES II     $169.89         1
INVESCO V.I. MID CAP CORE
 EQUITY FUND....................  0.90%      SERIES II     $168.58         2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------
INVESCO V.I. MID CAP CORE
 EQUITY FUND....................  0.90%      SERIES II     $185.26         4
INVESCO V.I. MID CAP CORE
 EQUITY FUND....................  0.95%      SERIES II     $184.58         2
INVESCO V.I. MID CAP CORE
 EQUITY FUND....................  1.00%      SERIES II     $167.28        --
INVESCO V.I. MID CAP CORE
 EQUITY FUND....................  1.10%      SERIES II     $165.98         3
INVESCO V.I. MID CAP CORE
 EQUITY FUND....................  1.20%      SERIES II     $181.19         4
INVESCO V.I. MID CAP CORE
 EQUITY FUND....................  1.20%      SERIES II     $164.70        51
INVESCO V.I. MID CAP CORE
 EQUITY FUND....................  1.25%      SERIES II     $180.52         9
INVESCO V.I. MID CAP CORE
 EQUITY FUND....................  1.34%      SERIES II     $179.32        51
INVESCO V.I. MID CAP CORE
 EQUITY FUND....................  1.45%      SERIES II     $143.40        --

INVESCO V.I. SMALL CAP EQUITY
 FUND...........................  0.50%      SERIES II     $198.91         1
INVESCO V.I. SMALL CAP EQUITY
 FUND...........................  0.70%      SERIES II     $223.93        --
INVESCO V.I. SMALL CAP EQUITY
 FUND...........................  0.80%      SERIES II     $194.34        --
INVESCO V.I. SMALL CAP EQUITY
 FUND...........................  0.90%      SERIES II     $192.84         1
INVESCO V.I. SMALL CAP EQUITY
 FUND...........................  0.90%      SERIES II     $220.65         1
INVESCO V.I. SMALL CAP EQUITY
 FUND...........................  0.95%      SERIES II     $219.84         1
INVESCO V.I. SMALL CAP EQUITY
 FUND...........................  1.00%      SERIES II     $191.36        --
INVESCO V.I. SMALL CAP EQUITY
 FUND...........................  1.10%      SERIES II     $189.87         1
INVESCO V.I. SMALL CAP EQUITY
 FUND...........................  1.20%      SERIES II     $215.81         1
INVESCO V.I. SMALL CAP EQUITY
 FUND...........................  1.20%      SERIES II     $188.40        24
INVESCO V.I. SMALL CAP EQUITY
 FUND...........................  1.25%      SERIES II     $215.01         4
INVESCO V.I. SMALL CAP EQUITY
 FUND...........................  1.34%      SERIES II     $213.58        19

IVY VIP ENERGY..................  0.40%      CLASS II      $102.82         7
IVY VIP ENERGY..................  0.50%      CLASS II      $106.16         6
IVY VIP ENERGY..................  0.70%      CLASS II      $104.53        --
IVY VIP ENERGY..................  0.70%      CLASS II      $118.20         2
IVY VIP ENERGY..................  0.80%      CLASS II      $103.72         1
IVY VIP ENERGY..................  0.90%      CLASS II      $102.92         5
IVY VIP ENERGY..................  0.90%      CLASS II      $116.47        14
IVY VIP ENERGY..................  0.95%      CLASS II      $116.04         7
IVY VIP ENERGY..................  1.00%      CLASS II      $102.13         1
IVY VIP ENERGY..................  1.10%      CLASS II      $101.34        11
IVY VIP ENERGY..................  1.20%      CLASS II      $113.91        23
IVY VIP ENERGY..................  1.20%      CLASS II      $100.55       212
IVY VIP ENERGY..................  1.25%      CLASS II      $113.49        26
IVY VIP ENERGY..................  1.34%      CLASS II      $112.73       208
IVY VIP ENERGY..................  1.45%      CLASS II      $ 84.35        --

IVY VIP HIGH INCOME.............  0.50%      CLASS II      $167.60        20
IVY VIP HIGH INCOME.............  0.70%      CLASS II      $165.14        11
IVY VIP HIGH INCOME.............  0.80%      CLASS II      $163.93         5
IVY VIP HIGH INCOME.............  0.90%      CLASS II      $162.73        87
IVY VIP HIGH INCOME.............  0.95%      CLASS II      $162.13        35
IVY VIP HIGH INCOME.............  1.00%      CLASS II      $161.53         3
IVY VIP HIGH INCOME.............  1.10%      CLASS II      $160.34        28
IVY VIP HIGH INCOME.............  1.20%      CLASS II      $159.15       604
IVY VIP HIGH INCOME.............  1.25%      CLASS II      $158.57       224
IVY VIP HIGH INCOME.............  1.34%      CLASS II      $157.51       435
IVY VIP HIGH INCOME.............  1.45%      CLASS II      $139.34        --

IVY VIP MID CAP GROWTH..........  0.50%      CLASS II      $176.70         2
IVY VIP MID CAP GROWTH..........  0.70%      CLASS II      $174.35         6
IVY VIP MID CAP GROWTH..........  0.80%      CLASS II      $173.19         2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------
IVY VIP MID CAP GROWTH..........  0.90%      CLASS II      $172.04         34
IVY VIP MID CAP GROWTH..........  0.95%      CLASS II      $171.46          8
IVY VIP MID CAP GROWTH..........  1.00%      CLASS II      $170.89          1
IVY VIP MID CAP GROWTH..........  1.10%      CLASS II      $169.75          8
IVY VIP MID CAP GROWTH..........  1.20%      CLASS II      $168.61        318
IVY VIP MID CAP GROWTH..........  1.25%      CLASS II      $168.05         60
IVY VIP MID CAP GROWTH..........  1.34%      CLASS II      $167.03        388
IVY VIP MID CAP GROWTH..........  1.45%      CLASS II      $165.80         --

IVY VIP SMALL CAP GROWTH........  0.50%      CLASS II      $193.09          1
IVY VIP SMALL CAP GROWTH........  0.70%      CLASS II      $150.57          1
IVY VIP SMALL CAP GROWTH........  0.80%      CLASS II      $188.65         --
IVY VIP SMALL CAP GROWTH........  0.90%      CLASS II      $187.20          2
IVY VIP SMALL CAP GROWTH........  0.90%      CLASS II      $148.57          3
IVY VIP SMALL CAP GROWTH........  0.95%      CLASS II      $148.07          3
IVY VIP SMALL CAP GROWTH........  1.00%      CLASS II      $185.76         --
IVY VIP SMALL CAP GROWTH........  1.10%      CLASS II      $184.32          2
IVY VIP SMALL CAP GROWTH........  1.20%      CLASS II      $145.61          2
IVY VIP SMALL CAP GROWTH........  1.20%      CLASS II      $182.88         65
IVY VIP SMALL CAP GROWTH........  1.25%      CLASS II      $145.12         13
IVY VIP SMALL CAP GROWTH........  1.34%      CLASS II      $144.25         68

LAZARD RETIREMENT EMERGING
 MARKETS EQUITY PORTFOLIO.......  0.50%   SERVICE SHARES   $127.67         36
LAZARD RETIREMENT EMERGING
 MARKETS EQUITY PORTFOLIO.......  0.70%   SERVICE SHARES   $125.80          9
LAZARD RETIREMENT EMERGING
 MARKETS EQUITY PORTFOLIO.......  0.80%   SERVICE SHARES   $124.88          4
LAZARD RETIREMENT EMERGING
 MARKETS EQUITY PORTFOLIO.......  0.90%   SERVICE SHARES   $123.96         86
LAZARD RETIREMENT EMERGING
 MARKETS EQUITY PORTFOLIO.......  0.95%   SERVICE SHARES   $123.50         27
LAZARD RETIREMENT EMERGING
 MARKETS EQUITY PORTFOLIO.......  1.00%   SERVICE SHARES   $123.05          5
LAZARD RETIREMENT EMERGING
 MARKETS EQUITY PORTFOLIO.......  1.10%   SERVICE SHARES   $122.14         32
LAZARD RETIREMENT EMERGING
 MARKETS EQUITY PORTFOLIO.......  1.20%   SERVICE SHARES   $121.24        868
LAZARD RETIREMENT EMERGING
 MARKETS EQUITY PORTFOLIO.......  1.25%   SERVICE SHARES   $120.79         69
LAZARD RETIREMENT EMERGING
 MARKETS EQUITY PORTFOLIO.......  1.34%   SERVICE SHARES   $119.99        775
LAZARD RETIREMENT EMERGING
 MARKETS EQUITY PORTFOLIO.......  1.45%   SERVICE SHARES   $106.73         --

MFS(R) INTERNATIONAL VALUE
 PORTFOLIO......................  0.00%   SERVICE CLASS    $133.68          4
MFS(R) INTERNATIONAL VALUE
 PORTFOLIO......................  0.50%   SERVICE CLASS    $211.60         41
MFS(R) INTERNATIONAL VALUE
 PORTFOLIO......................  0.70%   SERVICE CLASS    $208.34         --
MFS(R) INTERNATIONAL VALUE
 PORTFOLIO......................  0.70%   SERVICE CLASS    $218.25         11
MFS(R) INTERNATIONAL VALUE
 PORTFOLIO......................  0.80%   SERVICE CLASS    $206.74          5
MFS(R) INTERNATIONAL VALUE
 PORTFOLIO......................  0.90%   SERVICE CLASS    $205.14         23
MFS(R) INTERNATIONAL VALUE
 PORTFOLIO......................  0.90%   SERVICE CLASS    $215.05         66
MFS(R) INTERNATIONAL VALUE
 PORTFOLIO......................  0.95%   SERVICE CLASS    $214.26         26
MFS(R) INTERNATIONAL VALUE
 PORTFOLIO......................  1.00%   SERVICE CLASS    $203.56          4
MFS(R) INTERNATIONAL VALUE
 PORTFOLIO......................  1.10%   SERVICE CLASS    $201.99         20
MFS(R) INTERNATIONAL VALUE
 PORTFOLIO......................  1.20%   SERVICE CLASS    $210.33         16
MFS(R) INTERNATIONAL VALUE
 PORTFOLIO......................  1.20%   SERVICE CLASS    $200.42      1,014
MFS(R) INTERNATIONAL VALUE
 PORTFOLIO......................  1.25%   SERVICE CLASS    $209.56         96
MFS(R) INTERNATIONAL VALUE
 PORTFOLIO......................  1.34%   SERVICE CLASS    $208.16        854
MFS(R) INTERNATIONAL VALUE
 PORTFOLIO......................  1.45%   SERVICE CLASS    $175.11         --

MFS(R) INVESTORS TRUST SERIES...  0.50%   SERVICE CLASS    $222.67          1
MFS(R) INVESTORS TRUST SERIES...  0.70%   SERVICE CLASS    $246.89         --
MFS(R) INVESTORS TRUST SERIES...  0.80%   SERVICE CLASS    $217.55         --
MFS(R) INVESTORS TRUST SERIES...  0.90%   SERVICE CLASS    $215.88         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------
MFS(R) INVESTORS TRUST SERIES......  0.90%    SERVICE CLASS   $243.27          2
MFS(R) INVESTORS TRUST SERIES......  0.95%    SERVICE CLASS   $242.38          2
MFS(R) INVESTORS TRUST SERIES......  1.00%    SERVICE CLASS   $214.21         --
MFS(R) INVESTORS TRUST SERIES......  1.10%    SERVICE CLASS   $212.55          1
MFS(R) INVESTORS TRUST SERIES......  1.20%    SERVICE CLASS   $237.93          1
MFS(R) INVESTORS TRUST SERIES......  1.20%    SERVICE CLASS   $210.90         34
MFS(R) INVESTORS TRUST SERIES......  1.25%    SERVICE CLASS   $237.05          9
MFS(R) INVESTORS TRUST SERIES......  1.34%    SERVICE CLASS   $235.47         28

MFS(R) MASSACHUSETTS INVESTORS
 GROWTH STOCK PORTFOLIO............  0.50%    SERVICE CLASS   $263.11          1
MFS(R) MASSACHUSETTS INVESTORS
 GROWTH STOCK PORTFOLIO............  0.70%    SERVICE CLASS   $259.26         --
MFS(R) MASSACHUSETTS INVESTORS
 GROWTH STOCK PORTFOLIO............  0.80%    SERVICE CLASS   $257.35         --
MFS(R) MASSACHUSETTS INVESTORS
 GROWTH STOCK PORTFOLIO............  0.90%    SERVICE CLASS   $255.46          4
MFS(R) MASSACHUSETTS INVESTORS
 GROWTH STOCK PORTFOLIO............  0.95%    SERVICE CLASS   $254.52         --
MFS(R) MASSACHUSETTS INVESTORS
 GROWTH STOCK PORTFOLIO............  1.00%    SERVICE CLASS   $253.59         --
MFS(R) MASSACHUSETTS INVESTORS
 GROWTH STOCK PORTFOLIO............  1.10%    SERVICE CLASS   $251.71          1
MFS(R) MASSACHUSETTS INVESTORS
 GROWTH STOCK PORTFOLIO............  1.20%    SERVICE CLASS   $249.85         36
MFS(R) MASSACHUSETTS INVESTORS
 GROWTH STOCK PORTFOLIO............  1.25%    SERVICE CLASS   $248.93          3
MFS(R) MASSACHUSETTS INVESTORS
 GROWTH STOCK PORTFOLIO............  1.34%    SERVICE CLASS   $247.28         24

MFS(R) TECHNOLOGY PORTFOLIO........  0.50%    SERVICE CLASS   $328.81          6
MFS(R) TECHNOLOGY PORTFOLIO........  0.70%    SERVICE CLASS   $323.99          4
MFS(R) TECHNOLOGY PORTFOLIO........  0.80%    SERVICE CLASS   $321.61          1
MFS(R) TECHNOLOGY PORTFOLIO........  0.90%    SERVICE CLASS   $319.25         11
MFS(R) TECHNOLOGY PORTFOLIO........  0.95%    SERVICE CLASS   $318.07          5
MFS(R) TECHNOLOGY PORTFOLIO........  1.00%    SERVICE CLASS   $316.90          1
MFS(R) TECHNOLOGY PORTFOLIO........  1.10%    SERVICE CLASS   $314.57          7
MFS(R) TECHNOLOGY PORTFOLIO........  1.20%    SERVICE CLASS   $312.24        165
MFS(R) TECHNOLOGY PORTFOLIO........  1.25%    SERVICE CLASS   $311.09         31
MFS(R) TECHNOLOGY PORTFOLIO........  1.34%    SERVICE CLASS   $309.02        189
MFS(R) TECHNOLOGY PORTFOLIO........  1.45%    SERVICE CLASS   $239.18         --

MFS(R) UTILITIES SERIES............  0.40%    SERVICE CLASS   $149.80          8
MFS(R) UTILITIES SERIES............  0.50%    SERVICE CLASS   $189.86          2
MFS(R) UTILITIES SERIES............  0.70%    SERVICE CLASS   $187.08          3
MFS(R) UTILITIES SERIES............  0.80%    SERVICE CLASS   $185.70          2
MFS(R) UTILITIES SERIES............  0.90%    SERVICE CLASS   $184.34         32
MFS(R) UTILITIES SERIES............  0.95%    SERVICE CLASS   $183.66          7
MFS(R) UTILITIES SERIES............  1.00%    SERVICE CLASS   $182.98         --
MFS(R) UTILITIES SERIES............  1.10%    SERVICE CLASS   $181.63         10
MFS(R) UTILITIES SERIES............  1.20%    SERVICE CLASS   $180.29        240
MFS(R) UTILITIES SERIES............  1.25%    SERVICE CLASS   $179.62         72
MFS(R) UTILITIES SERIES............  1.34%    SERVICE CLASS   $178.43        245
MFS(R) UTILITIES SERIES............  1.45%    SERVICE CLASS   $144.48         --

MULTIMANAGER AGGRESSIVE EQUITY.....  0.70%          A         $178.11          8
MULTIMANAGER AGGRESSIVE EQUITY.....  0.90%          A         $216.27          2
MULTIMANAGER AGGRESSIVE EQUITY+....  0.90%          A         $217.80         13
MULTIMANAGER AGGRESSIVE EQUITY.....  0.90%          A         $216.24         16
MULTIMANAGER AGGRESSIVE EQUITY.....  1.20%          A         $185.21         11
MULTIMANAGER AGGRESSIVE EQUITY+....  1.34%          A         $162.48      3,113
MULTIMANAGER AGGRESSIVE EQUITY.....  1.35%          A         $284.34         10
MULTIMANAGER AGGRESSIVE EQUITY.....  1.35%          A         $270.07        403
MULTIMANAGER AGGRESSIVE EQUITY.....  1.45%          A         $147.96          3

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------
MULTIMANAGER AGGRESSIVE EQUITY.....  0.50%          B         $165.10         1
MULTIMANAGER AGGRESSIVE EQUITY+....  0.90%          B         $134.05         7
MULTIMANAGER AGGRESSIVE EQUITY.....  0.90%          B         $159.85        14
MULTIMANAGER AGGRESSIVE EQUITY.....  0.95%          B         $167.07        35
MULTIMANAGER AGGRESSIVE EQUITY.....  1.00%          B         $313.60        --
MULTIMANAGER AGGRESSIVE EQUITY.....  1.10%          B         $162.49         6
MULTIMANAGER AGGRESSIVE EQUITY.....  1.20%          B         $150.22        93
MULTIMANAGER AGGRESSIVE EQUITY.....  1.25%          B         $172.21         8
MULTIMANAGER AGGRESSIVE EQUITY.....  1.30%          B         $198.98         2

MULTIMANAGER CORE BOND.............  0.40%          B         $106.78         3
MULTIMANAGER CORE BOND.............  0.50%          B         $170.31         8
MULTIMANAGER CORE BOND.............  0.70%          B         $164.91         2
MULTIMANAGER CORE BOND.............  0.80%          B         $129.20         2
MULTIMANAGER CORE BOND.............  0.90%          B         $159.68        19
MULTIMANAGER CORE BOND.............  0.95%          B         $158.40        68
MULTIMANAGER CORE BOND.............  1.00%          B         $157.13         1
MULTIMANAGER CORE BOND.............  1.10%          B         $154.61        34
MULTIMANAGER CORE BOND.............  1.20%          B         $152.12       218
MULTIMANAGER CORE BOND.............  1.25%          B         $132.24        63
MULTIMANAGER CORE BOND.............  1.30%          B         $130.65         2
MULTIMANAGER CORE BOND.............  1.34%          B         $148.71       334
MULTIMANAGER CORE BOND.............  1.35%          B         $148.47         1
MULTIMANAGER CORE BOND.............  1.45%          B         $146.08        --

MULTIMANAGER MID CAP GROWTH........  0.50%          B         $255.30        --
MULTIMANAGER MID CAP GROWTH........  0.70%          B         $267.72        --
MULTIMANAGER MID CAP GROWTH........  0.70%          B         $247.20         1
MULTIMANAGER MID CAP GROWTH........  0.80%          B         $394.35        --
MULTIMANAGER MID CAP GROWTH........  0.90%          B         $239.36        12
MULTIMANAGER MID CAP GROWTH........  0.95%          B         $237.44        18
MULTIMANAGER MID CAP GROWTH........  1.00%          B         $235.54        --
MULTIMANAGER MID CAP GROWTH........  1.10%          B         $231.76         3
MULTIMANAGER MID CAP GROWTH........  1.20%          B         $228.03        28
MULTIMANAGER MID CAP GROWTH........  1.25%          B         $182.88         9
MULTIMANAGER MID CAP GROWTH........  1.30%          B         $211.77         1
MULTIMANAGER MID CAP GROWTH........  1.34%          B         $333.39         5
MULTIMANAGER MID CAP GROWTH........  1.34%          B         $222.92       285
MULTIMANAGER MID CAP GROWTH........  1.35%          B         $222.55        --
MULTIMANAGER MID CAP GROWTH........  1.45%          B         $218.97        --

MULTIMANAGER MID CAP VALUE.........  0.40%          B         $182.79         1
MULTIMANAGER MID CAP VALUE.........  0.50%          B         $277.63        --
MULTIMANAGER MID CAP VALUE.........  0.70%          B         $268.83         1
MULTIMANAGER MID CAP VALUE.........  0.80%          B         $348.00        --
MULTIMANAGER MID CAP VALUE.........  0.90%          B         $260.30        10
MULTIMANAGER MID CAP VALUE.........  0.95%          B         $258.21        14
MULTIMANAGER MID CAP VALUE.........  1.10%          B         $252.03         3
MULTIMANAGER MID CAP VALUE.........  1.20%          B         $247.97        20
MULTIMANAGER MID CAP VALUE.........  1.25%          B         $157.17         8
MULTIMANAGER MID CAP VALUE.........  1.30%          B         $180.21         1
MULTIMANAGER MID CAP VALUE.........  1.34%          B         $308.70         3
MULTIMANAGER MID CAP VALUE.........  1.34%          B         $242.42       170

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------
MULTIMANAGER MID CAP VALUE......  1.35%          B         $242.02        --
MULTIMANAGER MID CAP VALUE......  1.45%          B         $238.13        --

MULTIMANAGER TECHNOLOGY.........  0.50%          B         $327.10         1
MULTIMANAGER TECHNOLOGY.........  0.70%          B         $359.37        --
MULTIMANAGER TECHNOLOGY.........  0.70%          B         $316.73         2
MULTIMANAGER TECHNOLOGY.........  0.80%          B         $483.41        --
MULTIMANAGER TECHNOLOGY.........  0.90%          B         $306.69        15
MULTIMANAGER TECHNOLOGY.........  0.95%          B         $304.22        22
MULTIMANAGER TECHNOLOGY.........  1.00%          B         $301.79         1
MULTIMANAGER TECHNOLOGY.........  1.10%          B         $296.94        10
MULTIMANAGER TECHNOLOGY.........  1.20%          B         $292.16       117
MULTIMANAGER TECHNOLOGY.........  1.25%          B         $241.94        20
MULTIMANAGER TECHNOLOGY.........  1.30%          B         $283.65         2
MULTIMANAGER TECHNOLOGY.........  1.34%          B         $443.45         5
MULTIMANAGER TECHNOLOGY.........  1.34%          B         $285.62       471
MULTIMANAGER TECHNOLOGY.........  1.35%          B         $285.15         1
MULTIMANAGER TECHNOLOGY.........  1.45%          B         $280.56        --

OPPENHEIMER MAIN STREET
 FUND(R)/VA.....................  0.50%    SERVICE CLASS   $233.11         4
OPPENHEIMER MAIN STREET
 FUND(R)/VA.....................  0.80%    SERVICE CLASS   $227.75        --
OPPENHEIMER MAIN STREET
 FUND(R)/VA.....................  0.90%    SERVICE CLASS   $226.00        --
OPPENHEIMER MAIN STREET
 FUND(R)/VA.....................  1.10%    SERVICE CLASS   $222.52         1
OPPENHEIMER MAIN STREET
 FUND(R)/VA.....................  1.20%    SERVICE CLASS   $220.79        23

PIMCO COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO.............  0.00%    ADVISOR CLASS   $100.91         1
PIMCO COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO.............  0.50%    ADVISOR CLASS   $ 70.15         1
PIMCO COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO.............  0.80%    ADVISOR CLASS   $ 68.54         1
PIMCO COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO.............  0.90%    ADVISOR CLASS   $ 68.01         2
PIMCO COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO.............  1.00%    ADVISOR CLASS   $ 67.49        --
PIMCO COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO.............  1.10%    ADVISOR CLASS   $ 66.96         2
PIMCO COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO.............  1.20%    ADVISOR CLASS   $ 66.44       116

TARGET 2015 ALLOCATION..........  0.40%          B         $136.91        --
TARGET 2015 ALLOCATION..........  0.50%          B         $148.96        10
TARGET 2015 ALLOCATION..........  0.70%          B         $145.61        --
TARGET 2015 ALLOCATION..........  0.80%          B         $206.35        --
TARGET 2015 ALLOCATION..........  0.90%          B         $142.33        12
TARGET 2015 ALLOCATION..........  0.95%          B         $141.52         4
TARGET 2015 ALLOCATION..........  1.10%          B         $139.11         3
TARGET 2015 ALLOCATION..........  1.20%          B         $137.53        26
TARGET 2015 ALLOCATION..........  1.25%          B         $118.49        18
TARGET 2015 ALLOCATION..........  1.34%          B         $135.34        84

TARGET 2025 ALLOCATION..........  0.40%          B         $152.66        --
TARGET 2025 ALLOCATION..........  0.50%          B         $162.80        37
TARGET 2025 ALLOCATION..........  0.70%          B         $159.13         5
TARGET 2025 ALLOCATION..........  0.80%          B         $245.21        --
TARGET 2025 ALLOCATION..........  0.90%          B         $155.55        36
TARGET 2025 ALLOCATION..........  0.95%          B         $154.66        10
TARGET 2025 ALLOCATION..........  1.00%          B         $153.79        --
TARGET 2025 ALLOCATION..........  1.10%          B         $152.04        15
TARGET 2025 ALLOCATION..........  1.20%          B         $150.30       125
TARGET 2025 ALLOCATION..........  1.25%          B         $127.38        28
TARGET 2025 ALLOCATION..........  1.34%          B         $147.91       265

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------
TARGET 2025 ALLOCATION..........  1.35%         B          $147.74        --
TARGET 2025 ALLOCATION..........  1.45%         B          $146.06        --

TARGET 2035 ALLOCATION..........  0.40%         B          $161.94         1
TARGET 2035 ALLOCATION..........  0.50%         B          $170.54        23
TARGET 2035 ALLOCATION..........  0.70%         B          $166.70         2
TARGET 2035 ALLOCATION..........  0.80%         B          $272.31        --
TARGET 2035 ALLOCATION..........  0.90%         B          $162.94        28
TARGET 2035 ALLOCATION..........  0.95%         B          $162.02         4
TARGET 2035 ALLOCATION..........  1.00%         B          $161.10        --
TARGET 2035 ALLOCATION..........  1.10%         B          $159.26        11
TARGET 2035 ALLOCATION..........  1.20%         B          $157.45       171
TARGET 2035 ALLOCATION..........  1.25%         B          $131.36        12
TARGET 2035 ALLOCATION..........  1.34%         B          $154.95       264
TARGET 2035 ALLOCATION..........  1.35%         B          $154.77        --
TARGET 2035 ALLOCATION..........  1.45%         B          $153.00        --

TARGET 2045 ALLOCATION..........  0.40%         B          $170.31         1
TARGET 2045 ALLOCATION..........  0.50%         B          $175.38        20
TARGET 2045 ALLOCATION..........  0.70%         B          $171.43         1
TARGET 2045 ALLOCATION..........  0.80%         B          $298.24        --
TARGET 2045 ALLOCATION..........  0.90%         B          $167.57        23
TARGET 2045 ALLOCATION..........  0.95%         B          $166.61         6
TARGET 2045 ALLOCATION..........  1.00%         B          $165.67        --
TARGET 2045 ALLOCATION..........  1.10%         B          $163.78        11
TARGET 2045 ALLOCATION..........  1.20%         B          $161.91       168
TARGET 2045 ALLOCATION..........  1.25%         B          $132.93         7
TARGET 2045 ALLOCATION..........  1.34%         B          $159.34       194
TARGET 2045 ALLOCATION..........  1.35%         B          $159.16        --
TARGET 2045 ALLOCATION..........  1.45%         B          $157.34        --

TARGET 2055 ALLOCATION..........  0.50%         B          $121.41        11
TARGET 2055 ALLOCATION..........  0.70%         B          $120.77        --
TARGET 2055 ALLOCATION..........  0.80%         B          $120.45        --
TARGET 2055 ALLOCATION..........  0.90%         B          $120.13         5
TARGET 2055 ALLOCATION..........  0.95%         B          $119.97        --
TARGET 2055 ALLOCATION..........  1.00%         B          $119.82        --
TARGET 2055 ALLOCATION..........  1.10%         B          $119.50         1
TARGET 2055 ALLOCATION..........  1.20%         B          $119.18        38
TARGET 2055 ALLOCATION..........  1.25%         B          $119.02        --
TARGET 2055 ALLOCATION..........  1.34%         B          $118.74        13

TEMPLETON GLOBAL BOND VIP FUND..  0.50%      CLASS 2       $119.93        15
TEMPLETON GLOBAL BOND VIP FUND..  0.70%      CLASS 2       $118.09        --
TEMPLETON GLOBAL BOND VIP FUND..  0.80%      CLASS 2       $117.18         5
TEMPLETON GLOBAL BOND VIP FUND..  0.90%      CLASS 2       $116.28         7
TEMPLETON GLOBAL BOND VIP FUND..  1.00%      CLASS 2       $115.38         1
TEMPLETON GLOBAL BOND VIP FUND..  1.10%      CLASS 2       $114.48         3
TEMPLETON GLOBAL BOND VIP FUND..  1.20%      CLASS 2       $113.60       533

VANECK VIP GLOBAL HARD ASSETS
 FUND...........................  0.50%   CLASS S SHARES   $ 69.26         3
VANECK VIP GLOBAL HARD ASSETS
 FUND...........................  0.70%   CLASS S SHARES   $ 68.34         1
VANECK VIP GLOBAL HARD ASSETS
 FUND...........................  0.80%   CLASS S SHARES   $ 67.88         1
VANECK VIP GLOBAL HARD ASSETS
 FUND...........................  0.90%   CLASS S SHARES   $ 67.43        23
VANECK VIP GLOBAL HARD ASSETS
 FUND...........................  0.95%   CLASS S SHARES   $ 67.21         8

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2017

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------

VANECK VIP GLOBAL HARD ASSETS
 FUND...........................  1.00%   CLASS S SHARES    $66.98        --
VANECK VIP GLOBAL HARD ASSETS
 FUND...........................  1.10%   CLASS S SHARES    $66.53         9
VANECK VIP GLOBAL HARD ASSETS
 FUND...........................  1.20%   CLASS S SHARES    $66.09       116
VANECK VIP GLOBAL HARD ASSETS
 FUND...........................  1.25%   CLASS S SHARES    $65.87        25
VANECK VIP GLOBAL HARD ASSETS
 FUND...........................  1.34%   CLASS S SHARES    $65.47       184
VANECK VIP GLOBAL HARD ASSETS
 FUND...........................  1.45%   CLASS S SHARES    $64.99        --

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 or denoted by -.
+ In 2017, this Variable Investment Option exceeds the maximum expense limitation (See Note 7).
++ This Variable Investment Option is subject to a non-guaranteed fee waiver.
   If the total return on any given day is negative, the contract charges will be waived in their entirety. In 2017, the contract charges were 0.00%.

                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                            1290 VT
                                          DOUBLELINE  1290 VT DOUBLELINE                1290 VT GAMCO 1290 VT GAMCO
                                            DYNAMIC     OPPORTUNISTIC    1290 VT EQUITY   MERGERS &   SMALL COMPANY 1290 VT HIGH
                                          ALLOCATION*       BOND*           INCOME*     ACQUISITIONS*    VALUE*     YIELD BOND*
                                          ----------- ------------------ -------------- ------------- ------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........  $ 61,766        $94,422        $ 1,835,195    $   28,180   $  5,929,872    $595,313
 Expenses:
   Asset-based charges...................   122,947         48,498          1,355,810       217,350     11,823,105     130,781
                                           --------        -------        -----------    ----------   ------------    --------
   Net Expenses..........................   122,947         48,498          1,355,810       217,350     11,823,105     130,781
                                           --------        -------        -----------    ----------   ------------    --------

NET INVESTMENT INCOME (LOSS).............   (61,181)        45,924            479,385      (189,170)    (5,893,233)    464,532
                                           --------        -------        -----------    ----------   ------------    --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................    49,526         18,598           (368,056)      125,849     44,194,986       1,632
   Net realized gain distribution from
    the Portfolios.......................   536,396          5,169          8,157,842       906,090     70,652,325          --
                                           --------        -------        -----------    ----------   ------------    --------
 Net realized gain (loss)................   585,922         23,767          7,789,786     1,031,939    114,847,311       1,632
                                           --------        -------        -----------    ----------   ------------    --------

 Net change in unrealized appreciation
   (depreciation) of investments.........   235,054         27,776          6,720,240       (29,389)    22,857,391      38,310
                                           --------        -------        -----------    ----------   ------------    --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   820,976         51,543         14,510,026     1,002,550    137,704,702      39,942
                                           --------        -------        -----------    ----------   ------------    --------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $759,795        $97,467        $14,989,411    $  813,380   $131,811,469    $504,474
                                           ========        =======        ===========    ==========   ============    ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                                                                                 AMERICAN FUNDS
                                                         1290 VT                                     AMERICAN      INSURANCE
                                          1290 VT SMALL SMARTBETA 1290 VT SOCIALLY   ALL ASSET    CENTURY VP MID SERIES(R) BOND
                                           CAP VALUE*    EQUITY*    RESPONSIBLE*   GROWTH-ALT 20* CAP VALUE FUND    FUND/SM/
                                          ------------- --------- ---------------- -------------- -------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........   $  8,698    $ 14,438    $   526,783      $1,180,645     $  872,058     $ 833,856
 Expenses:
   Asset-based charges...................      8,629       8,849        630,505         900,143        701,234       472,929
                                            --------    --------    -----------      ----------     ----------     ---------
   Net Expenses..........................      8,629       8,849        630,505         900,143        701,234       472,929
                                            --------    --------    -----------      ----------     ----------     ---------

NET INVESTMENT INCOME (LOSS).............         69       5,589       (103,722)        280,502        170,824       360,927
                                            --------    --------    -----------      ----------     ----------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................     13,600      13,040      2,755,793         768,951      1,074,904      (258,154)
   Net realized gain distribution from
    the Portfolios.......................     71,777      33,048      7,296,879       1,646,933      1,085,081       578,209
                                            --------    --------    -----------      ----------     ----------     ---------
 Net realized gain (loss)................     85,377      46,088     10,052,672       2,415,884      2,159,985       320,055
                                            --------    --------    -----------      ----------     ----------     ---------

 Net change in unrealized appreciation
   (depreciation) of investments.........     81,552      84,138     (1,308,284)      7,130,818      3,776,544       105,916
                                            --------    --------    -----------      ----------     ----------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................    166,929     130,226      8,744,388       9,546,702      5,936,529       425,971
                                            --------    --------    -----------      ----------     ----------     ---------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............   $166,998    $135,815    $ 8,640,666      $9,827,204     $6,107,353     $ 786,898
                                            ========    ========    ===========      ==========     ==========     =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                            AXA 400     AXA 500    AXA 2000                                   AXA
                                            MANAGED     MANAGED     MANAGED   AXA AGGRESSIVE AXA BALANCED CONSERVATIVE
                                          VOLATILITY* VOLATILITY* VOLATILITY*  ALLOCATION*    STRATEGY*   ALLOCATION*
                                          ----------- ----------- ----------- -------------- ------------ ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $  118,922  $  278,629   $ 52,607    $ 10,126,991  $ 1,653,933   $1,209,320
 Expenses:
   Asset-based charges...................    182,536     284,068     84,283       8,157,515    1,652,486    1,333,108
                                          ----------  ----------   --------    ------------  -----------   ----------
   Net Expenses..........................    182,536     284,068     84,283       8,157,515    1,652,486    1,333,108
                                          ----------  ----------   --------    ------------  -----------   ----------

NET INVESTMENT INCOME (LOSS).............    (63,614)     (5,439)   (31,676)      1,969,476        1,447     (123,788)
                                          ----------  ----------   --------    ------------  -----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................    647,641     956,503    316,231      12,008,760    2,147,200     (408,399)
   Net realized gain distribution from
    the Portfolios.......................  1,232,243     517,524    410,408      22,701,516    1,282,693    2,641,666
                                          ----------  ----------   --------    ------------  -----------   ----------
 Net realized gain (loss)................  1,879,884   1,474,027    726,639      34,710,276    3,429,893    2,233,267
                                          ----------  ----------   --------    ------------  -----------   ----------

 Net change in unrealized appreciation
   (depreciation) of investments.........    126,064   2,586,720    144,948      70,918,410    7,108,515    1,871,339
                                          ----------  ----------   --------    ------------  -----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  2,005,948   4,060,747    871,587     105,628,686   10,538,408    4,104,606
                                          ----------  ----------   --------    ------------  -----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $1,942,334  $4,055,308   $839,911    $107,598,162  $10,539,855   $3,980,818
                                          ==========  ==========   ========    ============  ===========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                              AXA                        AXA      AXA GLOBAL                   AXA
                                          CONSERVATIVE     AXA      CONSERVATIVE-   EQUITY                INTERNATIONAL
                                             GROWTH    CONSERVATIVE     PLUS        MANAGED    AXA GROWTH CORE MANAGED
                                           STRATEGY*    STRATEGY*    ALLOCATION*  VOLATILITY*  STRATEGY*   VOLATILITY*
                                          ------------ ------------ ------------- -----------  ---------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........  $  353,221    $101,276    $ 2,589,988  $ 4,119,303   $ 21,835   $ 2,767,606
 Expenses:
   Asset-based charges...................     350,587     113,765      2,597,674    4,878,395     16,652     2,120,159
                                           ----------    --------    -----------  -----------   --------   -----------
   Net Expenses..........................     350,587     113,765      2,597,674    4,878,395     16,652     2,120,159
                                           ----------    --------    -----------  -----------   --------   -----------

NET INVESTMENT INCOME (LOSS).............       2,634     (12,489)        (7,686)    (759,092)     5,183       647,447
                                           ----------    --------    -----------  -----------   --------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................     467,643      93,476        943,345   16,333,892     10,639     5,388,222
   Net realized gain distribution from
    the Portfolios.......................     281,378     106,948      6,977,093           --     12,864            --
                                           ----------    --------    -----------  -----------   --------   -----------
 Net realized gain (loss)................     749,021     200,424      7,920,438   16,333,892     23,503     5,388,222
                                           ----------    --------    -----------  -----------   --------   -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........   1,054,261     104,752      7,537,358   67,124,599    141,180    30,381,573
                                           ----------    --------    -----------  -----------   --------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   1,803,282     305,176     15,457,796   83,458,491    164,683    35,769,795
                                           ----------    --------    -----------  -----------   --------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $1,805,916    $292,687    $15,450,110  $82,699,399   $169,866   $36,417,242
                                           ==========    ========    ===========  ===========   ========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                               AXA           AXA                    AXA LARGE CAP
                                          INTERNATIONAL INTERNATIONAL AXA LARGE CAP    GROWTH     AXA LARGE CAP  AXA MID CAP
                                             MANAGED    VALUE MANAGED CORE MANAGED     MANAGED    VALUE MANAGED VALUE MANAGED
                                           VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*
                                          ------------- ------------- ------------- ------------- ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........  $  238,226    $ 3,529,178   $  315,808   $  3,413,348  $ 12,926,302  $  5,339,716
 Expenses:
   Asset-based charges...................     129,856      2,354,334      402,049      9,112,552    11,185,219     6,638,524
                                           ----------    -----------   ----------   ------------  ------------  ------------
   Net Expenses..........................     129,856      2,354,334      402,049      9,112,552    11,185,219     6,638,524
                                           ----------    -----------   ----------   ------------  ------------  ------------

NET INVESTMENT INCOME (LOSS).............     108,370      1,174,844      (86,241)    (5,699,204)    1,741,083    (1,298,808)
                                           ----------    -----------   ----------   ------------  ------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................     (85,166)     5,026,755    1,817,078     38,250,494    67,834,636    38,780,246
   Net realized gain distribution from
    the Portfolios.......................     103,864             --    2,066,100     56,584,185            --    32,296,587
                                           ----------    -----------   ----------   ------------  ------------  ------------
 Net realized gain (loss)................      18,698      5,026,755    3,883,178     94,834,679    67,834,636    71,076,833
                                           ----------    -----------   ----------   ------------  ------------  ------------

 Net change in unrealized appreciation
   (depreciation) of investments.........   1,970,554     29,985,219    2,042,836     79,277,500    31,025,467   (17,164,373)
                                           ----------    -----------   ----------   ------------  ------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   1,989,252     35,011,974    5,926,014    174,112,179    98,860,103    53,912,460
                                           ----------    -----------   ----------   ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $2,097,622    $36,186,818   $5,839,773   $168,412,975  $100,601,186  $ 52,613,652
                                           ==========    ===========   ==========   ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                        AXA MODERATE                  AXA/AB DYNAMIC              AXA/CLEARBRIDGE
                                          AXA MODERATE     GROWTH     AXA MODERATE-      MODERATE    AXA/AB SMALL    LARGE CAP
                                          ALLOCATION*    STRATEGY*   PLUS ALLOCATION*    GROWTH*     CAP GROWTH*      GROWTH*
                                          ------------  ------------ ---------------- -------------- ------------ ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $ 20,409,340   $  880,763    $ 16,059,466     $  215,907   $   988,218    $   112,474
 Expenses:
   Asset-based charges...................   20,884,376      690,092      14,309,281        214,017     4,723,975      2,000,597
   Less: Reduction for expense
    limitation...........................   (5,889,961)          --              --             --            --             --
                                          ------------   ----------    ------------     ----------   -----------    -----------
   Net Expenses..........................   14,994,415      690,092      14,309,281        214,017     4,723,975      2,000,597
                                          ------------   ----------    ------------     ----------   -----------    -----------

NET INVESTMENT INCOME (LOSS).............    5,414,925      190,671       1,750,185          1,890    (3,735,757)    (1,888,123)
                                          ------------   ----------    ------------     ----------   -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................    4,413,620      914,329      13,390,272        246,689     6,121,243     (4,165,429)
   Net realized gain distribution from
    the Portfolios.......................   55,371,023      725,916      50,603,687        270,727    32,122,959     19,106,978
                                          ------------   ----------    ------------     ----------   -----------    -----------
 Net realized gain (loss)................   59,784,643    1,640,245      63,993,959        517,416    38,244,202     14,941,549
                                          ------------   ----------    ------------     ----------   -----------    -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........   92,682,742    3,972,456      79,292,430      1,397,595    36,368,402     20,521,865
                                          ------------   ----------    ------------     ----------   -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  152,467,385    5,612,701     143,286,389      1,915,011    74,612,604     35,463,414
                                          ------------   ----------    ------------     ----------   -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $157,882,310   $5,803,372    $145,036,574     $1,916,901   $70,876,847    $33,575,291
                                          ============   ==========    ============     ==========   ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                                     AXA/FRANKLIN                             AXA/MUTUAL
                                          AXA/FRANKLIN AXA/FRANKLIN   TEMPLETON                                LARGE CAP
                                            BALANCED     SMALL CAP    ALLOCATION                                EQUITY
                                            MANAGED    VALUE MANAGED   MANAGED     AXA/JANUS     AXA/LOOMIS     MANAGED
                                          VOLATILITY*   VOLATILITY*  VOLATILITY*  ENTERPRISE*  SAYLES GROWTH* VOLATILITY*
                                          ------------ ------------- ------------ -----------  -------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........  $2,358,890   $   108,307   $1,242,629  $        --   $   141,184   $  281,102
 Expenses:
   Asset-based charges...................   1,168,356       250,844      930,562    3,436,186       967,788      355,299
                                           ----------   -----------   ----------  -----------   -----------   ----------
   Net Expenses..........................   1,168,356       250,844      930,562    3,436,186       967,788      355,299
                                           ----------   -----------   ----------  -----------   -----------   ----------

NET INVESTMENT INCOME (LOSS).............   1,190,534      (142,537)     312,067   (3,436,186)     (826,604)     (74,197)
                                           ----------   -----------   ----------  -----------   -----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................   3,107,150     1,385,158    3,618,313    3,610,309       662,500    1,831,785
   Net realized gain distribution from
    the Portfolios.......................          --     1,780,217    1,304,147   30,250,954     2,221,838    1,581,147
                                           ----------   -----------   ----------  -----------   -----------   ----------
 Net realized gain (loss)................   3,107,150     3,165,375    4,922,460   33,861,263     2,884,338    3,412,932
                                           ----------   -----------   ----------  -----------   -----------   ----------

 Net change in unrealized appreciation
   (depreciation) of investments.........   3,361,164    (1,040,102)   4,088,986   33,099,062    19,012,710      (40,731)
                                           ----------   -----------   ----------  -----------   -----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   6,468,314     2,125,273    9,011,446   66,960,325    21,897,048    3,372,201
                                           ----------   -----------   ----------  -----------   -----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $7,658,848   $ 1,982,736   $9,323,513  $63,524,139   $21,070,444   $3,298,004
                                           ==========   ===========   ==========  ===========   ===========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                          AXA/TEMPLETON
                                          GLOBAL EQUITY              CHARTER/SM/  CHARTER/SM/                   EQ/BLACKROCK
                                             MANAGED    CHARTER/SM/  MULTI-SECTOR SMALL CAP   CHARTER/SM/ SMALL BASIC VALUE
                                           VOLATILITY*  MODERATE*(A)    BOND*      GROWTH*      CAP VALUE*        EQUITY*
                                          ------------- ------------ ------------ ----------  ---------------   ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........  $  676,846     $ 4,683    $ 1,342,339  $1,135,032    $ 1,666,341     $10,692,168
 Expenses:
   Asset-based charges...................     602,524       1,743      1,078,546     564,134      1,505,417       9,556,620
   Less: Reduction for expense
    limitation...........................          --          --             --        (510)        (5,007)             --
                                           ----------     -------    -----------  ----------    -----------     -----------
   Net Expenses..........................     602,524       1,743      1,078,546     563,624      1,500,410       9,556,620
                                           ----------     -------    -----------  ----------    -----------     -----------

NET INVESTMENT INCOME (LOSS).............      74,322       2,940        263,793     571,408        165,931       1,135,548
                                           ----------     -------    -----------  ----------    -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................   2,568,360         147     (1,352,809)  2,778,896      8,748,369      47,019,863
   Net realized gain distribution from
    the Portfolios.......................          --       2,142             --   1,014,210             --              --
                                           ----------     -------    -----------  ----------    -----------     -----------
 Net realized gain (loss)................   2,568,360       2,289     (1,352,809)  3,793,106      8,748,369      47,019,863
                                           ----------     -------    -----------  ----------    -----------     -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........   5,945,748       6,922      1,934,670   4,529,639      1,983,893       2,105,178
                                           ----------     -------    -----------  ----------    -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   8,514,108       9,211        581,861   8,322,745     10,732,262      49,125,041
                                           ----------     -------    -----------  ----------    -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $8,588,430     $12,151    $   845,654  $8,894,153    $10,898,193     $50,260,589
                                           ==========     =======    ===========  ==========    ===========     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 19, 2017.

                                    FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                           EQ/CAPITAL                              EQ/EMERGING
                                            GUARDIAN    EQ/COMMON    EQ/CORE BOND MARKETS EQUITY EQ/EQUITY 500  EQ/GLOBAL
                                           RESEARCH*   STOCK INDEX*     INDEX*        PLUS*         INDEX*      BOND PLUS*
                                          -----------  ------------  ------------ -------------- ------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $ 1,671,325  $ 29,855,658   $1,808,238    $  111,844   $ 21,853,999  $    23,431
 Expenses:
   Asset-based charges...................   2,778,452    32,884,230    1,411,411       117,467     18,880,601      675,540
   Less: Reduction for expense
    limitation...........................          --    (5,944,834)          --            --             --           --
                                          -----------  ------------   ----------    ----------   ------------  -----------
   Net Expenses..........................   2,778,452    26,939,396    1,411,411       117,467     18,880,601      675,540
                                          -----------  ------------   ----------    ----------   ------------  -----------

NET INVESTMENT INCOME (LOSS).............  (1,107,127)    2,916,262      396,827        (5,623)     2,973,398     (652,109)
                                          -----------  ------------   ----------    ----------   ------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................  19,053,174   125,333,021     (158,872)      603,623     67,866,782   (1,202,398)
   Net realized gain distribution from
    the Portfolios.......................  11,969,307            --           --       285,547     13,437,745           --
                                          -----------  ------------   ----------    ----------   ------------  -----------
 Net realized gain (loss)................  31,022,481   125,333,021     (158,872)      889,170     81,304,527   (1,202,398)
                                          -----------  ------------   ----------    ----------   ------------  -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........  15,313,699   277,688,022        6,240     1,568,998    179,041,314    3,677,952
                                          -----------  ------------   ----------    ----------   ------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  46,336,180   403,021,043     (152,632)    2,458,168    260,345,841    2,475,554
                                          -----------  ------------   ----------    ----------   ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $45,229,053  $405,937,305   $  244,195    $2,452,545   $263,319,239  $ 1,823,445
                                          ===========  ============   ==========    ==========   ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                          EQ/INTERMEDIATE                                EQ/JPMORGAN
                                            GOVERNMENT    EQ/INTERNATIONAL  EQ/INVESCO      VALUE      EQ/LARGE CAP  EQ/LARGE CAP
                                               BOND*       EQUITY INDEX*    COMSTOCK*   OPPORTUNITIES* GROWTH INDEX* VALUE INDEX*
                                          --------------- ---------------- -----------  -------------- ------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........    $ 457,321      $ 9,959,547    $   932,691   $ 1,075,412    $ 2,010,714   $1,583,388
 Expenses:
   Asset-based charges...................      707,888        4,917,600      1,501,621     1,411,308      3,211,359    1,041,643
   Less: Reduction for expense
    limitation...........................       (2,884)              --             --            --             --           --
                                             ---------      -----------    -----------   -----------    -----------   ----------
   Net Expenses..........................      705,004        4,917,600      1,501,621     1,411,308      3,211,359    1,041,643
                                             ---------      -----------    -----------   -----------    -----------   ----------

NET INVESTMENT INCOME (LOSS).............     (247,683)       5,041,947       (568,930)     (335,896)    (1,200,645)     541,745
                                             ---------      -----------    -----------   -----------    -----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................       97,700        1,233,807      4,907,826     8,218,121      9,701,414    4,049,694
   Net realized gain distribution from
    the Portfolios.......................       30,688               --             --    13,110,081     11,140,590    2,859,270
                                             ---------      -----------    -----------   -----------    -----------   ----------
 Net realized gain (loss)................      128,388        1,233,807      4,907,826    21,328,202     20,842,004    6,908,964
                                             ---------      -----------    -----------   -----------    -----------   ----------

 Net change in unrealized appreciation
   (depreciation) of investments.........     (375,804)      67,009,456     14,161,347    (3,075,983)    41,220,378    1,843,359
                                             ---------      -----------    -----------   -----------    -----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................     (247,416)      68,243,263     19,069,173    18,252,219     62,062,382    8,752,323
                                             ---------      -----------    -----------   -----------    -----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............    $(495,099)     $73,285,210    $18,500,243   $17,916,323    $60,861,737   $9,294,068
                                             =========      ===========    ===========   ===========    ===========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                             EQ/MFS                                              EQ/PIMCO
                                          INTERNATIONAL  EQ/MID CAP    EQ/MONEY  EQ/OPPENHEIMER GLOBAL REAL EQ/PIMCO ULTRA
                                             GROWTH*       INDEX*      MARKET*      GLOBAL*       RETURN*    SHORT BOND*
                                          ------------- ------------  ---------  -------------- ----------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........  $ 1,113,554  $  5,820,376  $ 293,298   $   888,244    $431,935     $1,026,678
 Expenses:
   Asset-based charges...................    1,594,439     7,718,502    853,317     1,870,755     367,566      1,018,726
   Less: Reduction for expense
    limitation...........................           --            --    (15,998)           --          --             --
                                           -----------  ------------  ---------   -----------    --------     ----------
   Net Expenses..........................    1,594,439     7,718,502    837,319     1,870,755     367,566      1,018,726
                                           -----------  ------------  ---------   -----------    --------     ----------

NET INVESTMENT INCOME (LOSS).............     (480,885)   (1,898,126)  (544,021)     (982,511)     64,369          7,952
                                           -----------  ------------  ---------   -----------    --------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................    3,029,398    39,893,802     (2,322)    6,904,859      33,473         16,290
   Net realized gain distribution from
    the Portfolios.......................    5,031,872    55,946,813      1,442            --          --             --
                                           -----------  ------------  ---------   -----------    --------     ----------
 Net realized gain (loss)................    8,061,270    95,840,615       (880)    6,904,859      33,473         16,290
                                           -----------  ------------  ---------   -----------    --------     ----------

 Net change in unrealized appreciation
   (depreciation) of investments.........   25,867,052   (12,688,435)     3,046    36,719,195     449,549        499,820
                                           -----------  ------------  ---------   -----------    --------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   33,928,322    83,152,180      2,166    43,624,054     483,022        516,110
                                           -----------  ------------  ---------   -----------    --------     ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $33,447,437  $ 81,254,054  $(541,855)  $42,641,543    $547,391     $  524,062
                                           ===========  ============  =========   ===========    ========     ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                                        EQ/T. ROWE     EQ/UBS    FIDELITY(R) VIP FIDELITY(R) VIP
                                        EQ/QUALITY BOND    EQ/SMALL    PRICE GROWTH   GROWTH &    CONTRAFUND(R)   EQUITY-INCOME
                                             PLUS*      COMPANY INDEX*    STOCK*      INCOME*       PORTFOLIO       PORTFOLIO
                                        --------------- -------------- ------------  ----------  --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.......   $  970,553     $ 3,102,401   $         --  $  111,399    $ 3,122,267     $  179,108
 Expenses:
   Asset-based charges.................    1,051,518       3,657,980      6,536,489     493,516      4,875,306        129,012
                                          ----------     -----------   ------------  ----------    -----------     ----------
   Net Expenses........................    1,051,518       3,657,980      6,536,489     493,516      4,875,306        129,012
                                          ----------     -----------   ------------  ----------    -----------     ----------

NET INVESTMENT INCOME (LOSS)...........      (80,965)       (555,579)    (6,536,489)   (382,117)    (1,753,039)        50,096
                                          ----------     -----------   ------------  ----------    -----------     ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments........................     (588,839)      8,867,795     34,286,634     575,626     10,904,111        (46,420)
   Net realized gain distribution
    from the Portfolios................           --      22,616,653     48,760,563   2,522,247     21,000,945        233,713
                                          ----------     -----------   ------------  ----------    -----------     ----------
 Net realized gain (loss)..............     (588,839)     31,484,448     83,047,197   3,097,873     31,905,056        187,293
                                          ----------     -----------   ------------  ----------    -----------     ----------

 Net change in unrealized
   appreciation (depreciation) of
   investments.........................      792,327       4,003,930     62,254,757   4,164,317     41,009,609      1,008,541
                                          ----------     -----------   ------------  ----------    -----------     ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS.................      203,488      35,488,378    145,301,954   7,262,190     72,914,665      1,195,834
                                          ----------     -----------   ------------  ----------    -----------     ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.............   $  122,523     $34,932,799   $138,765,465  $6,880,073    $71,161,626     $1,245,930
                                          ==========     ===========   ============  ==========    ===========     ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                              GOLDMAN SACHS INVESCO V.I.  INVESCO V.I.
                                          FIDELITY(R) VIP MID  VIT MID CAP   DIVERSIFIED  GLOBAL REAL  INVESCO V.I. HIGH
                                             CAP PORTFOLIO     VALUE FUND   DIVIDEND FUND ESTATE FUND     YIELD FUND
                                          ------------------- ------------- ------------- ------------ -----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........     $  236,548       $   268,411   $  615,177    $2,689,231     $1,522,400
 Expenses:
   Asset-based charges...................        552,205           654,445      415,964     1,031,316        461,182
                                              ----------       -----------   ----------    ----------     ----------
   Net Expenses..........................        552,205           654,445      415,964     1,031,316        461,182
                                              ----------       -----------   ----------    ----------     ----------

NET INVESTMENT INCOME (LOSS).............       (315,657)         (386,034)     199,213     1,657,915      1,061,218
                                              ----------       -----------   ----------    ----------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................        (91,730)       (1,107,422)     848,373       572,982       (304,406)
   Net realized gain distribution from
    the Portfolios.......................      2,034,602         3,040,007    1,415,550     1,465,256             --
                                              ----------       -----------   ----------    ----------     ----------
 Net realized gain (loss)................      1,942,872         1,932,585    2,263,923     2,038,238       (304,406)
                                              ----------       -----------   ----------    ----------     ----------

 Net change in unrealized appreciation
   (depreciation) of investments.........      6,563,487         3,294,669      167,133     5,511,163        977,073
                                              ----------       -----------   ----------    ----------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................      8,506,359         5,227,254    2,431,056     7,549,401        672,667
                                              ----------       -----------   ----------    ----------     ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............     $8,190,702       $ 4,841,220   $2,630,269    $9,207,316     $1,733,885
                                              ==========       ===========   ==========    ==========     ==========

                                          INVESCO V.I.
                                          INTERNATIONAL
                                           GROWTH FUND
                                          -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........  $   946,852
 Expenses:
   Asset-based charges...................      889,767
                                           -----------
   Net Expenses..........................      889,767
                                           -----------

NET INVESTMENT INCOME (LOSS).............       57,085
                                           -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................    1,152,013
   Net realized gain distribution from
    the Portfolios.......................           --
                                           -----------
 Net realized gain (loss)................    1,152,013
                                           -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........   12,409,268
                                           -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   13,561,281
                                           -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $13,618,366
                                           ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                          INVESCO V.I. MID INVESCO V.I.
                                              CAP CORE      SMALL CAP                  IVY VIP HIGH IVY VIP MID CAP IVY VIP SMALL
                                            EQUITY FUND    EQUITY FUND  IVY VIP ENERGY    INCOME        GROWTH       CAP GROWTH
                                          ---------------- ------------ -------------- ------------ --------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........    $   66,060     $       --   $   425,610   $11,678,074    $        --    $       --
 Expenses:
   Asset-based charges...................       252,561        123,092       646,522     2,617,337      1,511,844       277,346
                                             ----------     ----------   -----------   -----------    -----------    ----------
   Net Expenses..........................       252,561        123,092       646,522     2,617,337      1,511,844       277,346
                                             ----------     ----------   -----------   -----------    -----------    ----------

NET INVESTMENT INCOME (LOSS).............      (186,501)      (123,092)     (220,912)    9,060,737     (1,511,844)     (277,346)
                                             ----------     ----------   -----------   -----------    -----------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................      (163,004)      (496,753)   (2,073,922)   (3,849,120)       129,189      (409,995)
   Net realized gain distribution from
    the Portfolios.......................       434,909        470,603            --            --      3,522,411       527,898
                                             ----------     ----------   -----------   -----------    -----------    ----------
 Net realized gain (loss)................       271,905        (26,150)   (2,073,922)   (3,849,120)     3,651,600       117,903
                                             ----------     ----------   -----------   -----------    -----------    ----------

 Net change in unrealized appreciation
   (depreciation) of investments.........     2,430,266      1,315,498    (5,837,753)    5,764,827     25,066,644     4,530,743
                                             ----------     ----------   -----------   -----------    -----------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................     2,702,171      1,289,348    (7,911,675)    1,915,707     28,718,244     4,648,646
                                             ----------     ----------   -----------   -----------    -----------    ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............    $2,515,670     $1,166,256   $(8,132,587)  $10,976,444    $27,206,400    $4,371,300
                                             ==========     ==========   ===========   ===========    ===========    ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                              LAZARD                                         MFS(R)
                                            RETIREMENT                                    MASSACHUSETTS
                                             EMERGING        MFS(R)                         INVESTORS      MFS(R)
                                          MARKETS EQUITY  INTERNATIONAL  MFS(R) INVESTORS GROWTH STOCK   TECHNOLOGY
                                            PORTFOLIO    VALUE PORTFOLIO   TRUST SERIES     PORTFOLIO    PORTFOLIO
                                          -------------- --------------- ---------------- ------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........  $ 3,735,407     $ 5,063,312      $   85,932     $   66,120   $        --
 Expenses:
   Asset-based charges...................    2,474,741       4,619,030         188,407        190,207     1,304,776
                                           -----------     -----------      ----------     ----------   -----------
   Net Expenses..........................    2,474,741       4,619,030         188,407        190,207     1,304,776
                                           -----------     -----------      ----------     ----------   -----------

NET INVESTMENT INCOME (LOSS).............    1,260,666         444,282        (102,475)      (124,087)   (1,304,776)
                                           -----------     -----------      ----------     ----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................      315,567       9,108,017         (38,105)      (219,562)    9,478,947
   Net realized gain distribution from
    the Portfolios.......................           --         369,161         615,781        826,160     2,401,518
                                           -----------     -----------      ----------     ----------   -----------
 Net realized gain (loss)................      315,567       9,477,178         577,676        606,598    11,880,465
                                           -----------     -----------      ----------     ----------   -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........   44,133,882      72,365,429       2,473,320      3,123,468    19,982,653
                                           -----------     -----------      ----------     ----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   44,449,449      81,842,607       3,050,996      3,730,066    31,863,118
                                           -----------     -----------      ----------     ----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $45,710,115     $82,286,889      $2,948,521     $3,605,979   $30,558,342
                                           ===========     ===========      ==========     ==========   ===========



                                          MFS(R) UTILITIES
                                               SERIES
                                          ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........   $ 4,446,586
 Expenses:
   Asset-based charges...................     1,321,853
                                            -----------
   Net Expenses..........................     1,321,853
                                            -----------

NET INVESTMENT INCOME (LOSS).............     3,124,733
                                            -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................    (4,145,720)
   Net realized gain distribution from
    the Portfolios.......................            --
                                            -----------
 Net realized gain (loss)................    (4,145,720)
                                            -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........    13,785,228
                                            -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................     9,639,508
                                            -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............   $12,764,241
                                            ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                          MULTIMANAGER               MULTIMANAGER                             OPPENHEIMER
                                           AGGRESSIVE   MULTIMANAGER   MID CAP     MULTIMANAGER  MULTIMANAGER MAIN STREET
                                            EQUITY*      CORE BOND*    GROWTH*    MID CAP VALUE* TECHNOLOGY*  FUND(R)/VA
                                          ------------  ------------ ------------ -------------- ------------ -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $    942,406  $ 2,388,193  $        --    $  423,933   $     7,095   $ 53,974
 Expenses:
   Asset-based charges...................    8,143,416    1,404,170      967,317       711,640     2,212,265     56,230
   Less: Reduction for expense
    limitation...........................   (2,703,445)          --           --            --            --         --
                                          ------------  -----------  -----------    ----------   -----------   --------
   Net Expenses..........................    5,439,971    1,404,170      967,317       711,640     2,212,265     56,230
                                          ------------  -----------  -----------    ----------   -----------   --------

NET INVESTMENT INCOME (LOSS).............   (4,497,565)     984,023     (967,317)     (287,707)   (2,205,170)    (2,256)
                                          ------------  -----------  -----------    ----------   -----------   --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................   38,856,445   (1,203,565)    (476,617)    3,339,589    14,125,867       (173)
   Net realized gain distribution from
    the Portfolios.......................           --           --    6,235,084            --    14,951,191     88,526
                                          ------------  -----------  -----------    ----------   -----------   --------
 Net realized gain (loss)................   38,856,445   (1,203,565)   5,758,467     3,339,589    29,077,058     88,353
                                          ------------  -----------  -----------    ----------   -----------   --------

 Net change in unrealized appreciation
   (depreciation) of investments.........  121,032,580    2,220,148   11,959,727     1,185,354    26,103,108    636,464
                                          ------------  -----------  -----------    ----------   -----------   --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  159,889,025    1,016,583   17,718,194     4,524,943    55,180,166    724,817
                                          ------------  -----------  -----------    ----------   -----------   --------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $155,391,460  $ 2,000,606  $16,750,877    $4,237,236   $52,974,996   $722,561
                                          ============  ===========  ===========    ==========   ===========   ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                              PIMCO
                                          COMMODITYREAL
                                            RETURN(R)
                                            STRATEGY    TARGET 2015 TARGET 2025 TARGET 2035 TARGET 2045 TARGET 2055
                                            PORTFOLIO   ALLOCATION* ALLOCATION* ALLOCATION* ALLOCATION* ALLOCATION*
                                          ------------- ----------- ----------- ----------- ----------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........   $ 815,915   $  281,619  $1,062,974  $ 1,076,804 $   921,439 $  104,033
 Expenses:
   Asset-based charges...................      88,415      262,121     840,035      870,492     744,569     60,026
                                            ---------   ----------  ----------  ----------- ----------- ----------
   Net Expenses..........................      88,415      262,121     840,035      870,492     744,569     60,026
                                            ---------   ----------  ----------  ----------- ----------- ----------

NET INVESTMENT INCOME (LOSS).............     727,500       19,498     222,939      206,312     176,870     44,007
                                            ---------   ----------  ----------  ----------- ----------- ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................    (788,660)    (385,087)  1,655,436    1,598,377   1,473,053    101,657
   Net realized gain distribution from
    the Portfolios.......................          --      540,826          --           --          --         --
                                            ---------   ----------  ----------  ----------- ----------- ----------
 Net realized gain (loss)................    (788,660)     155,739   1,655,436    1,598,377   1,473,053    101,657
                                            ---------   ----------  ----------  ----------- ----------- ----------

 Net change in unrealized appreciation
   (depreciation) of investments.........     166,484    1,918,389   7,225,526    8,896,114   8,565,358    859,437
                                            ---------   ----------  ----------  ----------- ----------- ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................    (622,176)   2,074,128   8,880,962   10,494,491  10,038,411    961,094
                                            ---------   ----------  ----------  ----------- ----------- ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............   $ 105,324   $2,093,626  $9,103,901  $10,700,803 $10,215,281 $1,005,101
                                            =========   ==========  ==========  =========== =========== ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                             TEMPLETON    VANECK VIP
                                          GLOBAL BOND VIP GLOBAL HARD
                                               FUND       ASSETS FUND
                                          --------------- -----------
INCOME AND EXPENSES:
 Expenses:
   Asset-based charges...................   $  719,171     $ 288,786
                                            ----------     ---------
   Net Expenses..........................      719,171       288,786
                                            ----------     ---------

NET INVESTMENT INCOME (LOSS).............     (719,171)     (288,786)
                                            ----------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................     (910,079)     (182,265)
   Net realized gain distribution from
    the Portfolios.......................      194,601            --
                                            ----------     ---------
 Net realized gain (loss)................     (715,478)     (182,265)
                                            ----------     ---------

 Net change in unrealized appreciation
   (depreciation) of investments.........    1,737,902      (370,049)
                                            ----------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................    1,022,424      (552,314)
                                            ----------     ---------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............   $  303,253     $(841,100)
                                            ==========     =========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                         1290 VT DOUBLELINE DYNAMIC   1290 VT DOUBLELINE
                                               ALLOCATION*            OPPORTUNISTIC BOND*     1290 VT EQUITY INCOME*
                                         -------------------------  ----------------------  --------------------------
                                             2017         2016         2017        2016         2017          2016
                                         -----------   ----------   ----------  ----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (61,181)  $   30,848   $   45,924  $   48,032  $    479,385  $    755,429
 Net realized gain (loss)...............     585,922        4,772       23,767       2,454     7,789,786    11,954,027
 Net change in unrealized appreciation
   (depreciation) of investments........     235,054      429,714       27,776     (28,132)    6,720,240    (1,395,672)
                                         -----------   ----------   ----------  ----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............     759,795      465,334       97,467      22,354    14,989,411    11,313,784
                                         -----------   ----------   ----------  ----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   2,826,192    2,168,860    2,558,849   1,002,730     7,856,128     7,866,088
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................     231,782      388,981    1,369,980     942,986    (4,245,730)   (6,387,762)
 Redemptions for contract benefits and
   terminations.........................    (353,359)    (529,089)    (201,454)    (42,015)   (8,740,223)   (7,213,707)
 Contract maintenance charges...........     (17,186)     (12,917)      (3,285)     (1,065)      (64,702)      (69,151)
                                         -----------   ----------   ----------  ----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   2,687,429    2,015,835    3,724,090   1,902,636    (5,194,527)   (5,804,532)
                                         -----------   ----------   ----------  ----------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --          (12)          24          58            --            --
                                         -----------   ----------   ----------  ----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...   3,447,224    2,481,157    3,821,581   1,925,048     9,794,884     5,509,252
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................   7,992,727    5,511,570    2,603,073     678,025   107,753,143   102,243,891
                                         -----------   ----------   ----------  ----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $11,439,951   $7,992,727   $6,424,654  $2,603,073  $117,548,027  $107,753,143
                                         ===========   ==========   ==========  ==========  ============  ============

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                          1290 VT GAMCO MERGERS &       1290 VT GAMCO SMALL
                                               ACQUISITIONS*              COMPANY VALUE*         1290 VT HIGH YIELD BOND*
                                         ------------------------  ----------------------------  -----------------------
                                             2017         2016          2017           2016          2017        2016
                                         -----------  -----------  --------------  ------------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (189,170) $  (220,571) $   (5,893,233) $ (5,539,769) $   464,532  $  337,304
 Net realized gain (loss)...............   1,031,939      987,076     114,847,311    56,394,150        1,632    (149,226)
 Net change in unrealized appreciation
   (depreciation) of investments........     (29,389)     308,535      22,857,391   103,963,040       38,310     482,474
                                         -----------  -----------  --------------  ------------  -----------  ----------

 Net increase (decrease) in net assets
   resulting from operations............     813,380    1,075,040     131,811,469   154,817,421      504,474     670,552
                                         -----------  -----------  --------------  ------------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..     882,555    1,064,373     104,649,861    88,897,360    2,821,079   1,623,668
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (386,444)    (750,666)     (8,487,385)  (10,998,897)   1,756,396   1,237,578
 Redemptions for contract benefits and
   terminations.........................  (1,712,561)  (2,002,083)    (59,679,262)  (46,016,057)    (630,019)   (406,544)
 Contract maintenance charges...........      (9,022)     (10,675)       (617,064)     (548,498)     (10,212)     (8,060)
                                         -----------  -----------  --------------  ------------  -----------  ----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (1,225,472)  (1,699,051)     35,866,150    31,333,908    3,937,244   2,446,642
                                         -----------  -----------  --------------  ------------  -----------  ----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --           --              11            11          218       1,931
                                         -----------  -----------  --------------  ------------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS...    (412,092)    (624,011)    167,677,630   186,151,340    4,441,936   3,119,125
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  17,663,930   18,287,941     878,471,150   692,319,810    8,522,648   5,403,523
                                         -----------  -----------  --------------  ------------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD..... $17,251,838  $17,663,930  $1,046,148,780  $878,471,150  $12,964,584  $8,522,648
                                         ===========  ===========  ==============  ============  ===========  ==========

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                         1290 VT SMALL CAP VALUE*(A) 1290 VT SMARTBETA EQUITY* 1290 VT SOCIALLY RESPONSIBLE*
                                         --------------------------  ------------------------  ----------------------------
                                            2017          2016          2017         2016          2017           2016
                                          ----------     --------     ----------    --------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $       69     $  3,911     $    5,589    $  2,101    $  (103,722)   $   (30,491)
 Net realized gain (loss)...............     85,377       15,072         46,088       1,073     10,052,672      3,416,579
 Net change in unrealized appreciation
   (depreciation) of investments........     81,552       19,517         84,138       6,681     (1,308,284)       178,895
                                          ----------     --------     ----------    --------    -----------    -----------

 Net increase (decrease) in net assets
   resulting from operations............    166,998       38,500        135,815       9,855      8,640,666      3,564,983
                                          ----------     --------     ----------    --------    -----------    -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..    389,684       94,144        552,562     205,999      4,180,415      3,543,974
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    878,577      100,491        213,603     106,248         45,188     (1,375,930)
 Redemptions for contract benefits and
   terminations.........................    (31,573)      (2,849)       (35,792)     (3,440)    (3,967,656)    (3,290,564)
 Contract maintenance charges...........       (543)         (85)        (1,166)       (317)       (36,269)       (35,761)
                                          ----------     --------     ----------    --------    -----------    -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  1,236,145      191,701        729,207     308,490        221,678     (1,158,281)
                                          ----------     --------     ----------    --------    -----------    -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................      7,693            6              8           8             --             --
                                          ----------     --------     ----------    --------    -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS...  1,410,836      230,207        865,030     318,353      8,862,344      2,406,702
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................    306,567       76,360        392,313      73,960     45,623,342     43,216,640
                                          ----------     --------     ----------    --------    -----------    -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $1,717,403     $306,567     $1,257,343    $392,313    $54,485,686    $45,623,342
                                          ==========     ========     ==========    ========    ===========    ===========

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)1290 VT Small Cap Value replaced AXA/Pacific Global Small Cap Value due to a fund merger on May 19, 2017.

                                    FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                        AMERICAN CENTURY VP    AMERICAN FUNDS INSURANCE
                                         ALL ASSET GROWTH-ALT 20*(B)    MID CAP VALUE FUND      SERIES(R) BOND FUND/SM/
                                         --------------------------  ------------------------  ------------------------
                                             2017          2016          2017         2016         2017         2016
                                         -----------   -----------   -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   280,502   $    67,905   $   170,824  $   149,272  $   360,927  $   169,718
 Net realized gain (loss)...............   2,415,884     1,349,679     2,159,985    2,083,249      320,055      (19,062)
 Net change in unrealized appreciation
   (depreciation) of investments........   7,130,818     3,036,626     3,776,544    4,709,886      105,916       25,161
                                         -----------   -----------   -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   9,827,204     4,454,210     6,107,353    6,942,407      786,898      175,817
                                         -----------   -----------   -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..  10,059,817     8,508,445    20,029,729   12,647,768    8,877,675    8,598,355
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   9,762,014    (3,535,217)    4,390,358    4,240,928    2,087,602    5,211,730
 Redemptions for contract benefits and
   terminations.........................  (4,654,273)   (3,064,681)   (2,389,854)  (1,423,364)  (3,371,718)  (2,206,361)
 Contract maintenance charges...........     (76,809)      (64,247)      (69,902)     (41,220)     (29,736)     (20,774)
                                         -----------   -----------   -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  15,090,749     1,844,300    21,960,331   15,424,112    7,563,823   11,582,950
                                         -----------   -----------   -----------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --            --         1,443          (83)          47          268
                                         -----------   -----------   -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  24,917,953     6,298,510    28,069,127   22,366,436    8,350,768   11,759,035
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  59,126,536    52,828,026    47,192,999   24,826,563   36,249,368   24,490,333
                                         -----------   -----------   -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $84,044,489   $59,126,536   $75,262,126  $47,192,999  $44,600,136  $36,249,368
                                         ===========   ===========   ===========  ===========  ===========  ===========

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 25 due to a fund merger on May 19, 2017.

                                    FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                              AXA 400 MANAGED           AXA 500 MANAGED
                                                VOLATILITY*               VOLATILITY*        AXA 2000 MANAGED VOLATILITY*
                                         ------------------------  ------------------------  ---------------------------
                                             2017         2016         2017         2016        2017           2016
                                         -----------  -----------  -----------  -----------   ----------     ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (63,614) $   (27,198) $    (5,439) $    12,651  $  (31,676)    $  (17,416)
 Net realized gain (loss)...............   1,879,884      627,974    1,474,027      608,744     726,639         95,368
 Net change in unrealized appreciation
   (depreciation) of investments........     126,064    1,040,543    2,586,720    1,036,376     144,948        790,634
                                         -----------  -----------  -----------  -----------   ----------     ----------

 Net increase (decrease) in net assets
   resulting from operations............   1,942,334    1,641,319    4,055,308    1,657,771     839,911        868,586
                                         -----------  -----------  -----------  -----------   ----------     ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   2,389,135    1,582,400    3,376,075    2,951,869   1,084,825        770,588
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................     931,910    2,112,836    1,162,075    1,386,412     402,188        551,058
 Redemptions for contract benefits and
   terminations.........................  (1,017,387)    (459,258)  (1,394,190)  (1,191,818)   (422,851)      (342,733)
 Contract maintenance charges...........     (11,094)      (7,814)     (19,171)     (14,665)     (5,297)        (3,996)
                                         -----------  -----------  -----------  -----------   ----------     ----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   2,292,564    3,228,164    3,124,789    3,131,798   1,058,865        974,917
                                         -----------  -----------  -----------  -----------   ----------     ----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --           --           --         (110)         --             --
                                         -----------  -----------  -----------  -----------   ----------     ----------

NET INCREASE (DECREASE) IN NET ASSETS...   4,234,898    4,869,483    7,180,097    4,789,459   1,898,776      1,843,503
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  12,252,124    7,382,641   19,421,208   14,631,749   5,859,784      4,016,281
                                         -----------  -----------  -----------  -----------   ----------     ----------

NET ASSETS -- END OF YEAR OR PERIOD..... $16,487,022  $12,252,124  $26,601,305  $19,421,208  $7,758,560     $5,859,784
                                         ===========  ===========  ===========  ===========   ==========     ==========

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                               AXA AGGRESSIVE               AXA BALANCED
                                                 ALLOCATION*                  STRATEGY*          AXA CONSERVATIVE ALLOCATION*
                                         --------------------------  --------------------------  --------------------------
                                             2017          2016          2017          2016          2017           2016
                                         ------------  ------------  ------------  ------------  ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  1,969,476  $ (1,564,212) $      1,447  $   (446,434) $   (123,788)  $   (303,818)
 Net realized gain (loss)...............   34,710,276    30,963,256     3,429,893     1,691,847     2,233,267        997,642
 Net change in unrealized appreciation
   (depreciation) of investments........   70,918,410    13,192,566     7,108,515     4,228,892     1,871,339      1,187,936
                                         ------------  ------------  ------------  ------------  ------------   ------------

 Net increase (decrease) in net assets
   resulting from operations............  107,598,162    42,591,610    10,539,855     5,474,305     3,980,818      1,881,760
                                         ------------  ------------  ------------  ------------  ------------   ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   66,849,066    65,583,806     7,958,859    18,926,042    10,012,075     11,533,183
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (25,264,632)  (27,761,371)   (1,722,281)     (987,591)   (4,473,950)    (2,356,848)
 Redemptions for contract benefits and
   terminations.........................  (39,630,091)  (36,003,237)   (7,728,350)   (6,404,864)  (15,072,270)   (12,259,972)
 Contract maintenance charges...........     (911,576)     (938,281)   (1,242,397)   (1,105,456)     (188,367)      (196,629)
                                         ------------  ------------  ------------  ------------  ------------   ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    1,042,767       880,917    (2,734,169)   10,428,131    (9,722,512)    (3,280,266)
                                         ------------  ------------  ------------  ------------  ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS...  108,640,929    43,472,527     7,805,686    15,902,436    (5,741,694)    (1,398,506)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  610,878,511   567,405,984   124,934,311   109,031,875   112,217,485    113,615,991
                                         ------------  ------------  ------------  ------------  ------------   ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $719,519,440  $610,878,511  $132,739,997  $124,934,311  $106,475,791   $112,217,485
                                         ============  ============  ============  ============  ============   ============

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                          AXA CONSERVATIVE GROWTH      AXA CONSERVATIVE        AXA CONSERVATIVE-PLUS
                                                 STRATEGY*                STRATEGY*                 ALLOCATION*
                                         ------------------------  -----------------------  --------------------------
                                             2017         2016         2017        2016         2017          2016
                                         -----------  -----------  -----------  ----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $     2,634  $   (85,836) $   (12,489) $  (34,130) $     (7,686) $   (574,283)
 Net realized gain (loss)...............     749,021      225,666      200,424      47,919     7,920,438     5,328,935
 Net change in unrealized appreciation
   (depreciation) of investments........   1,054,261      745,206      104,752     136,485     7,537,358     2,210,716
                                         -----------  -----------  -----------  ----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   1,805,916      885,036      292,687     150,274    15,450,110     6,965,368
                                         -----------  -----------  -----------  ----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   4,011,805    4,681,838    1,776,900   1,840,438    24,313,298    26,003,498
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................     629,610     (675,143)    (547,168)    567,196    (6,457,886)   (9,247,407)
 Redemptions for contract benefits and
   terminations.........................  (2,233,482)  (1,231,965)  (1,371,903)   (954,441)  (18,801,617)  (19,413,567)
 Contract maintenance charges...........    (140,051)    (128,555)     (63,149)    (55,623)     (387,874)     (395,875)
                                         -----------  -----------  -----------  ----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   2,267,882    2,646,175     (205,320)  1,397,570    (1,334,079)   (3,053,351)
                                         -----------  -----------  -----------  ----------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................         256          848           (6)          6            (5)           --
                                         -----------  -----------  -----------  ----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...   4,074,054    3,532,059       87,361   1,547,850    14,116,026     3,912,017
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  25,591,333   22,059,274    9,714,281   8,166,431   206,446,896   202,534,879
                                         -----------  -----------  -----------  ----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $29,665,387  $25,591,333  $ 9,801,642  $9,714,281  $220,562,922  $206,446,896
                                         ===========  ===========  ===========  ==========  ============  ============

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                          AXA GLOBAL EQUITY MANAGED                               AXA INTERNATIONAL
                                                 VOLATILITY*          AXA GROWTH STRATEGY*    CORE MANAGED VOLATILITY*
                                         --------------------------  ----------------------  --------------------------
                                             2017          2016         2017        2016         2017          2016
                                         ------------  ------------  ----------  ----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (759,092) $ (1,291,631) $    5,183  $   (2,655) $    647,447  $ (1,488,310)
 Net realized gain (loss)...............   16,333,892    13,744,853      23,503      17,744     5,388,222      (584,581)
 Net change in unrealized appreciation
   (depreciation) of investments........   67,124,599    (1,660,315)    141,180      73,396    30,381,573       323,376
                                         ------------  ------------  ----------  ----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   82,699,399    10,792,907     169,866      88,485    36,417,242    (1,749,515)
                                         ------------  ------------  ----------  ----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   20,628,976    22,512,278       6,500       7,000    11,295,744    12,360,548
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (16,792,956)  (22,977,107)         --          --    (6,850,515)   (7,486,008)
 Redemptions for contract benefits and
   terminations.........................  (28,836,491)  (25,341,185)    (17,915)    (17,694)  (12,305,220)  (11,764,541)
 Contract maintenance charges...........     (214,731)     (233,420)         --          --       (96,779)     (106,165)
                                         ------------  ------------  ----------  ----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (25,215,202)  (26,039,434)    (11,415)    (10,694)   (7,956,770)   (6,996,166)
                                         ------------  ------------  ----------  ----------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................           --            --           4          --            --            82
                                         ------------  ------------  ----------  ----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...   57,484,197   (15,246,527)    158,455      77,791    28,460,472    (8,745,599)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  348,761,358   364,007,885   1,369,925   1,292,134   150,483,587   159,229,186
                                         ------------  ------------  ----------  ----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $406,245,555  $348,761,358  $1,528,380  $1,369,925  $178,944,059  $150,483,587
                                         ============  ============  ==========  ==========  ============  ============

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                            AXA INTERNATIONAL       AXA INTERNATIONAL VALUE   AXA LARGE CAP CORE MANAGED
                                           MANAGED VOLATILITY*        MANAGED VOLATILITY*            VOLATILITY*
                                         -----------------------  --------------------------  ------------------------
                                             2017        2016         2017          2016          2017          2016
                                         -----------  ----------  ------------  ------------  -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   108,370  $    3,336  $  1,174,844  $ (1,377,256) $   (86,241)  $   (51,852)
 Net realized gain (loss)...............      18,698    (214,005)    5,026,755       709,169    3,883,178     1,382,125
 Net change in unrealized appreciation
   (depreciation) of investments........   1,970,554     115,167    29,985,219      (455,370)   2,042,836     1,001,646
                                         -----------  ----------  ------------  ------------  -----------   -----------

 Net increase (decrease) in net assets
   resulting from operations............   2,097,622     (95,502)   36,186,818    (1,123,457)   5,839,773     2,331,919
                                         -----------  ----------  ------------  ------------  -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   1,737,877   1,326,292    10,607,335    11,421,319    1,435,222     1,458,670
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................     523,304    (421,193)   (7,756,048)   (8,153,841)    (136,938)   (1,287,695)
 Redemptions for contract benefits and
   terminations.........................    (802,225)   (536,787)  (14,367,191)  (12,014,970)  (2,820,505)   (2,514,739)
 Contract maintenance charges...........      (7,814)     (7,550)     (102,919)     (115,851)     (18,711)      (18,369)
                                         -----------  ----------  ------------  ------------  -----------   -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   1,451,142     360,762   (11,618,823)   (8,863,343)  (1,540,932)   (2,362,133)
                                         -----------  ----------  ------------  ------------  -----------   -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --          --            --            (4)           5            --
                                         -----------  ----------  ------------  ------------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS...   3,548,764     265,260    24,567,995    (9,986,804)   4,298,846       (30,214)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................   8,712,452   8,447,192   170,186,770   180,173,574   29,430,509    29,460,723
                                         -----------  ----------  ------------  ------------  -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $12,261,216  $8,712,452  $194,754,765  $170,186,770  $33,729,355   $29,430,509
                                         ===========  ==========  ============  ============  ===========   ===========

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                            AXA LARGE CAP GROWTH         AXA LARGE CAP VALUE      AXA MID CAP VALUE MANAGED
                                             MANAGED VOLATILITY*         MANAGED VOLATILITY*             VOLATILITY*
                                         --------------------------  --------------------------  --------------------------
                                             2017          2016          2017          2016          2017          2016
                                         ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ (5,699,204) $ (4,669,172) $  1,741,083  $  3,065,698  $ (1,298,808) $   (384,674)
 Net realized gain (loss)...............   94,834,679    59,598,858    67,834,636    53,651,584    71,076,833    38,544,864
 Net change in unrealized appreciation
   (depreciation) of investments........   79,277,500   (29,629,929)   31,025,467    49,271,611   (17,164,373)   33,644,027
                                         ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............  168,412,975    25,299,757   100,601,186   105,988,893    52,613,652    71,804,217
                                         ------------  ------------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   25,758,944    27,414,085    28,496,056    29,545,468    19,703,289    20,069,685
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (24,040,454)  (28,661,170)  (27,610,091)  (33,109,014)  (15,554,663)  (19,970,160)
 Redemptions for contract benefits and
   terminations.........................  (49,374,217)  (44,212,808)  (66,058,298)  (61,629,911)  (38,257,554)  (33,613,837)
 Contract maintenance charges...........     (379,487)     (416,110)     (445,812)     (500,051)     (261,461)     (290,166)
 Adjustments to net assets allocated to
   contracts in payout period...........           --            --        32,628       (50,667)           --            --
                                         ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (48,035,214)  (45,876,003)  (65,585,517)  (65,744,175)  (34,370,389)  (33,804,478)
                                         ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................           --            (6)      (77,852)       50,666             9            (8)
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...  120,377,761   (20,576,252)   34,937,817    40,295,384    18,243,272    37,999,731
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  631,506,060   652,082,312   851,565,474   811,270,090   505,193,580   467,193,849
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $751,883,821  $631,506,060  $886,503,291  $851,565,474  $523,436,852  $505,193,580
                                         ============  ============  ============  ============  ============  ============

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                AXA MODERATE              AXA MODERATE GROWTH           AXA MODERATE-PLUS
                                                 ALLOCATION*                   STRATEGY*                   ALLOCATION*
                                       ------------------------------  ------------------------  ------------------------------
                                            2017            2016           2017         2016          2017            2016
                                       --------------  --------------  -----------  -----------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)......... $    5,414,925  $       (2,096) $   190,671  $   (87,613) $    1,750,185  $   (3,607,964)
 Net realized gain (loss).............     59,784,643      42,556,798    1,640,245      436,585      63,993,959      53,079,112
 Net change in unrealized
   appreciation (depreciation) of
   investments........................     92,682,742      26,995,642    3,972,456    2,301,245      79,292,430      11,870,277
                                       --------------  --------------  -----------  -----------  --------------  --------------

 Net increase (decrease) in net
   assets resulting from operations...    157,882,310      69,550,344    5,803,372    2,650,217     145,036,574      61,341,425
                                       --------------  --------------  -----------  -----------  --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners    118,157,787     125,750,581   16,577,204   13,785,425     107,428,337     107,011,744
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net...    (54,912,115)    (67,514,962)  (1,397,224)    (452,977)    (44,405,492)    (50,863,265)
 Redemptions for contract benefits
   and terminations...................   (143,748,445)   (129,518,681)  (5,330,185)  (2,277,550)    (82,068,840)    (73,364,521)
 Contract maintenance charges.........     (1,996,730)     (2,091,545)    (145,204)    (121,446)     (1,560,096)     (1,648,409)
 Adjustments to net assets allocated
   to contracts in payout period......        126,092          58,580           --           --              --              --
                                       --------------  --------------  -----------  -----------  --------------  --------------

 Net increase (decrease) in net
   assets resulting from
   contractowners transactions........    (82,373,411)    (73,316,027)   9,704,591   10,933,452     (20,606,091)    (18,864,451)
                                       --------------  --------------  -----------  -----------  --------------  --------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A.................         11,204         (19,271)          --            5              10              (7)
                                       --------------  --------------  -----------  -----------  --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS.     75,520,103      (3,784,954)  15,507,963   13,583,674     124,430,493      42,476,967
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD...............................  1,609,966,971   1,613,751,925   50,659,005   37,075,331   1,086,655,180   1,044,178,213
                                       --------------  --------------  -----------  -----------  --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD... $1,685,487,074  $1,609,966,971  $66,166,968  $50,659,005  $1,211,085,673  $1,086,655,180
                                       ==============  ==============  ===========  ===========  ==============  ==============

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                          AXA/AB DYNAMIC MODERATE       AXA/AB SMALL CAP             AXA/CLEARBRIDGE
                                                  GROWTH*                    GROWTH*                LARGE CAP GROWTH*
                                         ------------------------  --------------------------  --------------------------
                                             2017         2016         2017          2016          2017          2016
                                         -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $     1,890  $  (123,753) $ (3,735,757) $ (3,012,194) $ (1,888,123) $ (2,066,789)
 Net realized gain (loss)...............     517,416      204,866    38,244,202    22,536,285    14,941,549    (5,018,529)
 Net change in unrealized appreciation
   (depreciation) of investments........   1,397,595      332,586    36,368,402    15,611,951    20,521,865     5,808,882
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   1,916,901      413,699    70,876,847    35,136,042    33,575,291    (1,276,436)
                                         -----------  -----------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   2,834,256    3,132,185    15,862,842    15,211,682     6,761,820     8,518,246
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (378,238)    (318,046)  (10,027,641)  (12,439,323)  (17,122,597)  (18,609,098)
 Redemptions for contract benefits and
   terminations.........................  (2,013,053)  (1,040,725)  (26,995,018)  (24,047,497)  (15,357,551)  (12,937,347)
 Contract maintenance charges...........     (27,690)     (24,953)     (191,140)     (200,182)      (47,704)      (54,264)
 Adjustments to net assets allocated to
   contracts in payout period...........          --           --      (236,579)      (17,332)           --            --
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................     415,275    1,748,461   (21,587,536)  (21,492,652)  (25,766,032)  (23,082,463)
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................         474          (58)      236,593        17,324            (4)           (4)
                                         -----------  -----------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...   2,332,650    2,162,102    49,525,904    13,660,714     7,809,255   (24,358,903)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  16,586,642   14,424,540   347,378,918   333,718,204   152,983,778   177,342,681
                                         -----------  -----------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $18,919,292  $16,586,642  $396,904,822  $347,378,918  $160,793,033  $152,983,778
                                         ===========  ===========  ============  ============  ============  ============

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                      AXA/FRANKLIN SMALL      AXA/FRANKLIN TEMPLETON
                                           AXA/FRANKLIN BALANCED       CAP VALUE MANAGED        ALLOCATION MANAGED
                                            MANAGED VOLATILITY*           VOLATILITY*               VOLATILITY*
                                         ------------------------  ------------------------  ------------------------
                                             2017         2016         2017         2016         2017         2016
                                         -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ 1,190,534  $ 1,066,694  $  (142,537) $  (149,710) $   312,067  $   249,099
 Net realized gain (loss)...............   3,107,150    2,655,769    3,165,375    1,091,158    4,922,460    3,329,666
 Net change in unrealized appreciation
   (depreciation) of investments........   3,361,164    3,818,072   (1,040,102)   2,756,567    4,088,986    1,705,534
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   7,658,848    7,540,535    1,982,736    3,698,015    9,323,513    5,284,299
                                         -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   6,665,579    6,739,813    1,329,576    1,378,550    6,567,417    6,139,590
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (1,681,392)  (3,750,707)    (645,635)    (207,689)  (1,506,770)  (5,263,824)
 Redemptions for contract benefits and
   terminations.........................  (7,947,830)  (8,328,701)  (1,365,914)  (1,504,254)  (7,499,831)  (5,735,852)
 Contract maintenance charges...........     (70,191)     (67,446)     (11,062)     (10,886)     (68,221)     (69,963)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (3,033,834)  (5,407,041)    (693,035)    (344,279)  (2,507,405)  (4,930,049)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --           --           (5)         355           --           --
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   4,625,014    2,133,494    1,289,696    3,354,091    6,816,108      354,250
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  89,575,944   87,442,450   19,631,153   16,277,062   69,579,281   69,225,031
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $94,200,958  $89,575,944  $20,920,849  $19,631,153  $76,395,389  $69,579,281
                                         ===========  ===========  ===========  ===========  ===========  ===========

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                         AXA/LOOMIS SAYLES     AXA/MUTUAL LARGE CAP EQUITY
                                            AXA/JANUS ENTERPRISE*             GROWTH*             MANAGED VOLATILITY*
                                         --------------------------  ------------------------  --------------------------
                                             2017          2016          2017         2016         2017          2016
                                         ------------  ------------  -----------  -----------  -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ (3,436,186) $ (3,132,510) $  (826,604) $  (461,193) $   (74,197)  $   235,792
 Net realized gain (loss)...............   33,861,263    (1,463,166)   2,884,338      761,998    3,412,932     1,508,455
 Net change in unrealized appreciation
   (depreciation) of investments........   33,099,062    (9,818,837)  19,012,710    2,268,691      (40,731)    1,119,115
                                         ------------  ------------  -----------  -----------  -----------   -----------

 Net increase (decrease) in net assets
   resulting from operations............   63,524,139   (14,414,513)  21,070,444    2,569,496    3,298,004     2,863,362
                                         ------------  ------------  -----------  -----------  -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   25,910,514    26,896,240    5,696,054    4,206,998    1,293,200     1,579,317
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (12,265,865)  (21,136,293)   9,664,342   12,491,654   (1,247,588)   (1,156,144)
 Redemptions for contract benefits and
   terminations.........................  (17,632,885)  (16,055,984)  (6,132,709)  (4,182,396)  (2,308,454)   (2,186,836)
 Contract maintenance charges...........     (173,633)     (183,507)     (25,834)     (23,725)     (29,551)      (31,906)
                                         ------------  ------------  -----------  -----------  -----------   -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   (4,161,869)  (10,479,544)   9,201,853   12,492,531   (2,292,393)   (1,795,569)
                                         ------------  ------------  -----------  -----------  -----------   -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................        2,648         2,600            5           --           --            --
                                         ------------  ------------  -----------  -----------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS...   59,364,918   (24,891,457)  30,272,302   15,062,027    1,005,611     1,067,793
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  244,984,003   269,875,460   61,043,883   45,981,856   26,934,864    25,867,071
                                         ------------  ------------  -----------  -----------  -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $304,348,921  $244,984,003  $91,316,185  $61,043,883  $27,940,475   $26,934,864
                                         ============  ============  ===========  ===========  ===========   ===========

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                        AXA/TEMPLETON GLOBAL EQUITY   CHARTER/SM/      CHARTER/SM/ MULTI-
                                           MANAGED VOLATILITY*      MODERATE*(C)(D)       SECTOR BOND*
                                        --------------------------  --------------- ------------------------
                                            2017          2016           2017           2017         2016
                                        -----------   -----------   --------------- -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).......... $    74,322   $  (244,034)     $  2,940     $   263,793  $   631,698
 Net realized gain (loss)..............   2,568,360     1,766,506         2,289      (1,352,809)  (1,564,937)
 Net change in unrealized appreciation
   (depreciation) of investments.......   5,945,748       108,094         6,922       1,934,670    2,469,760
                                        -----------   -----------      --------     -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations...........   8,588,430     1,630,566        12,151         845,654    1,536,521
                                        -----------   -----------      --------     -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.   3,889,881     4,335,511       150,745       5,625,118    6,285,199
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net...............  (1,431,236)   (2,849,661)      161,462      (2,159,224)  (3,409,676)
 Redemptions for contract benefits and
   terminations........................  (3,752,794)   (3,298,340)         (311)     (8,211,251)  (8,967,127)
 Contract maintenance charges..........     (45,803)      (48,003)          (34)        (63,378)     (75,050)
 Adjustments to net assets allocated
   to contracts in payout period.......          --            --            --          30,572       27,761
                                        -----------   -----------      --------     -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions........................  (1,339,952)   (1,860,493)      311,862      (4,778,163)  (6,138,893)
                                        -----------   -----------      --------     -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A..................          --            --            10         (30,571)     (27,768)
                                        -----------   -----------      --------     -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS..   7,248,478      (229,927)      324,023      (3,963,080)  (4,630,140)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD................................  43,951,041    44,180,968            --      87,469,289   92,099,429
                                        -----------   -----------      --------     -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD.... $51,199,519   $43,951,041      $324,023     $83,506,209  $87,469,289
                                        ===========   ===========      ========     ===========  ===========

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)Units were made available on May 19, 2017.
(d)Charter/SM/ Moderate replaced Charter/SM/ International Moderate due to a fund merger on May 19, 2017.

                                    FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                           CHARTER/SM/ SMALL CAP      CHARTER/SM/ SMALL CAP     EQ/BLACKROCK BASIC VALUE
                                                  GROWTH*                    VALUE*                      EQUITY*
                                         ------------------------  --------------------------  --------------------------
                                             2017         2016         2017          2016          2017          2016
                                         -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   571,408  $  (505,041) $    165,931  $     68,588  $  1,135,548  $  1,840,230
 Net realized gain (loss)...............   3,793,106    2,762,754     8,748,369     4,799,198    47,019,863    38,634,294
 Net change in unrealized appreciation
   (depreciation) of investments........   4,529,639      723,263     1,983,893    17,950,301     2,105,178    67,078,776
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   8,894,153    2,980,976    10,898,193    22,818,087    50,260,589   107,553,300
                                         -----------  -----------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   2,084,545    2,082,419     4,746,708     4,825,599    63,486,481    63,162,316
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (1,274,092)  (2,269,641)   (5,529,711)   (4,923,135)  (26,609,802)  (14,207,342)
 Redemptions for contract benefits and
   terminations.........................  (3,109,250)  (2,880,895)   (8,798,598)   (7,151,601)  (54,350,418)  (45,578,112)
 Contract maintenance charges...........     (22,941)     (25,422)      (63,977)      (68,267)     (454,610)     (469,659)
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (2,321,738)  (3,093,539)   (9,645,578)   (7,317,404)  (17,928,349)    2,907,203
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................        (511)        (223)       (5,010)       (1,159)          596         5,397
                                         -----------  -----------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...   6,571,904     (112,786)    1,247,605    15,499,524    32,332,836   110,465,900
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  40,462,098   40,574,884   117,415,215   101,915,691   759,184,937   648,719,037
                                         -----------  -----------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $47,034,002  $40,462,098  $118,662,820  $117,415,215  $791,517,773  $759,184,937
                                         ===========  ===========  ============  ============  ============  ============

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                             EQ/CAPITAL GUARDIAN
                                                  RESEARCH*              EQ/COMMON STOCK INDEX*          EQ/CORE BOND INDEX*
                                         --------------------------  ------------------------------  --------------------------
                                             2017          2016           2017            2016           2017          2016
                                         ------------  ------------  --------------  --------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ (1,107,127) $   (800,291) $    2,916,262  $    8,328,931  $    396,827  $    315,453
 Net realized gain (loss)...............   31,022,481    13,814,289     125,333,021     102,074,741      (158,872)      380,375
 Net change in unrealized appreciation
   (depreciation) of investments........   15,313,699       (11,038)    277,688,022     102,914,685         6,240      (608,724)
                                         ------------  ------------  --------------  --------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   45,229,053    13,002,960     405,937,305     213,318,357       244,195        87,104
                                         ------------  ------------  --------------  --------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..    8,380,905     8,269,130      54,182,261      49,530,483    11,174,239    12,734,212
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (5,120,694)   (6,868,030)    (38,238,925)    (61,066,678)   (1,638,708)      623,560
 Redemptions for contract benefits and
   terminations.........................  (15,867,848)  (13,837,797)   (192,123,806)   (170,287,628)   (9,886,421)   (9,953,669)
 Contract maintenance charges...........      (78,559)      (86,195)     (1,060,375)     (1,132,370)      (88,431)      (98,153)
 Adjustments to net assets allocated to
   contracts in payout period...........           --            --        (475,811)        424,208            --            --
                                         ------------  ------------  --------------  --------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (12,686,196)  (12,522,892)   (177,716,656)   (182,531,985)     (439,321)    3,305,950
                                         ------------  ------------  --------------  --------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................           --            (5)      1,557,842       1,654,388            --            --
                                         ------------  ------------  --------------  --------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...   32,542,857       480,063     229,778,491      32,440,760      (195,126)    3,393,054
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  194,101,289   193,621,226   2,212,106,698   2,179,665,938   114,334,250   110,941,196
                                         ------------  ------------  --------------  --------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $226,644,146  $194,101,289  $2,441,885,189  $2,212,106,698  $114,139,124  $114,334,250
                                         ============  ============  ==============  ==============  ============  ============

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                           EQ/EMERGING MARKETS
                                               EQUITY PLUS*            EQ/EQUITY 500 INDEX*         EQ/GLOBAL BOND PLUS*
                                         -----------------------  ------------------------------  ------------------------
                                             2017        2016          2017            2016           2017         2016
                                         -----------  ----------  --------------  --------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    (5,623) $  (16,402) $    2,973,398  $    4,790,582  $  (652,109) $   332,329
 Net realized gain (loss)...............     889,170    (414,549)     81,304,527      73,391,059   (1,202,398)  (1,210,371)
 Net change in unrealized appreciation
   (depreciation) of investments........   1,568,998     769,817     179,041,314      39,258,111    3,677,952      753,218
                                         -----------  ----------  --------------  --------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   2,452,545     338,866     263,319,239     117,439,752    1,823,445     (124,824)
                                         -----------  ----------  --------------  --------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   2,338,866   1,214,285     129,018,191     101,906,147    3,980,533    4,644,690
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   3,251,031     469,514      22,851,580      12,115,510     (374,976)  (3,839,173)
 Redemptions for contract benefits and
   terminations.........................    (637,739)   (250,037)    (99,805,214)    (80,957,185)  (5,704,674)  (6,063,817)
 Contract maintenance charges...........      (6,576)     (4,596)       (855,087)       (749,331)     (33,851)     (41,369)
 Adjustments to net assets allocated to
   contracts in payout period...........          --          --        (315,687)         86,745           --           --
                                         -----------  ----------  --------------  --------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   4,945,582   1,429,166      50,893,783      32,401,886   (2,132,968)  (5,299,669)
                                         -----------  ----------  --------------  --------------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --          --         315,701         (86,736)          --           --
                                         -----------  ----------  --------------  --------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   7,398,127   1,768,032     314,528,723     149,754,902     (309,523)  (5,424,493)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................   5,741,763   3,973,731   1,322,901,221   1,173,146,319   54,209,532   59,634,025
                                         -----------  ----------  --------------  --------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $13,139,890  $5,741,763  $1,637,429,944  $1,322,901,221  $53,900,009  $54,209,532
                                         ===========  ==========  ==============  ==============  ===========  ===========

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                              EQ/INTERMEDIATE           EQ/INTERNATIONAL
                                             GOVERNMENT BOND*             EQUITY INDEX*           EQ/INVESCO COMSTOCK*
                                         ------------------------  --------------------------  --------------------------
                                             2017         2016         2017          2016          2017          2016
                                         -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (247,683) $  (361,320) $  5,041,947  $  4,811,449  $   (568,930) $  1,310,930
 Net realized gain (loss)...............     128,388      430,043     1,233,807    (6,060,733)    4,907,826       849,284
 Net change in unrealized appreciation
   (depreciation) of investments........    (375,804)    (533,189)   67,009,456     3,831,903    14,161,347    14,060,961
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............    (495,099)    (464,466)   73,285,210     2,582,619    18,500,243    16,221,175
                                         -----------  -----------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   2,788,381    3,489,852    18,349,904    18,471,915     7,442,809     7,604,816
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (1,279,507)     689,166    (6,693,540)  (10,681,502)   (5,480,767)   (8,082,807)
 Redemptions for contract benefits and
   terminations.........................  (5,512,864)  (6,123,675)  (29,025,043)  (26,843,305)   (9,555,866)   (8,139,653)
 Contract maintenance charges...........     (40,712)     (47,005)     (206,090)     (225,153)      (55,418)      (57,206)
 Adjustments to net assets allocated to
   contracts in payout period...........      27,055       66,912      (168,793)       22,525            --            --
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (4,017,647)  (1,924,750)  (17,743,562)  (19,255,520)   (7,649,242)   (8,674,850)
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................     (29,596)     (70,313)      188,512       (16,135)           --            --
                                         -----------  -----------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...  (4,542,342)  (2,459,529)   55,730,160   (16,689,036)   10,851,001     7,546,325
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  58,311,560   60,771,089   345,977,668   362,666,704   117,520,669   109,974,344
                                         -----------  -----------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $53,769,218  $58,311,560  $401,707,828  $345,977,668  $128,371,670  $117,520,669
                                         ===========  ===========  ============  ============  ============  ============

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                             EQ/JPMORGAN VALUE          EQ/LARGE CAP GROWTH
                                               OPPORTUNITIES*                 INDEX*            EQ/LARGE CAP VALUE INDEX*
                                         -------------------------  --------------------------  ------------------------
                                             2017          2016         2017          2016          2017         2016
                                         ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (335,896) $  (154,232) $ (1,200,645) $   (475,645) $   541,745  $   587,198
 Net realized gain (loss)...............   21,328,202    5,727,773    20,842,004    20,170,085    6,908,964    6,140,404
 Net change in unrealized appreciation
   (depreciation) of investments........   (3,075,983)   9,397,815    41,220,378    (9,656,940)   1,843,359    3,114,645
                                         ------------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   17,916,323   14,971,356    60,861,737    10,037,500    9,294,068    9,842,247
                                         ------------  -----------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   14,867,470    7,890,189    23,752,452    18,307,834   10,015,843    8,010,676
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   25,680,475    5,594,729     5,276,821     1,357,895   (1,339,781)   2,311,621
 Redemptions for contract benefits and
   terminations.........................   (7,318,050)  (5,869,953)  (16,283,090)  (13,966,806)  (5,963,277)  (5,256,586)
 Contract maintenance charges...........      (55,483)     (48,520)     (178,823)     (152,731)     (64,578)     (57,105)
                                         ------------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   33,174,412    7,566,445    12,567,360     5,546,192    2,648,207    5,008,606
                                         ------------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................           --           --             4            --            7           (5)
                                         ------------  -----------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   51,090,735   22,537,801    73,429,101    15,583,692   11,942,282   14,850,848
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................   92,233,271   69,695,470   214,009,628   198,425,936   78,419,503   63,568,655
                                         ------------  -----------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $143,324,006  $92,233,271  $287,438,729  $214,009,628  $90,361,785  $78,419,503
                                         ============  ===========  ============  ============  ===========  ===========

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                            EQ/MFS INTERNATIONAL
                                                   GROWTH*                EQ/MID CAP INDEX*           EQ/MONEY MARKET*
                                         --------------------------  --------------------------  --------------------------
                                             2017          2016          2017          2016          2017          2016
                                         ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (480,885) $   (233,407) $ (1,898,126) $   (668,401) $   (544,021) $   (871,203)
 Net realized gain (loss)...............    8,061,270     1,571,869    95,840,615    61,992,412          (880)       (3,521)
 Net change in unrealized appreciation
   (depreciation) of investments........   25,867,052      (581,895)  (12,688,435)   24,482,729         3,046         3,512
                                         ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   33,447,437       756,567    81,254,054    85,806,740      (541,855)     (871,212)
                                         ------------  ------------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   16,837,976    14,157,235    57,965,631    46,338,609    61,617,069    58,065,847
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    5,840,966    (1,482,577)    8,309,255     7,067,368   (55,187,150)  (37,476,937)
 Redemptions for contract benefits and
   terminations.........................   (8,301,576)   (6,722,964)  (38,236,089)  (29,508,770)  (12,867,938)  (15,381,680)
 Contract maintenance charges...........     (105,833)      (86,053)     (332,065)     (300,546)      (87,466)      (98,441)
 Adjustments to net assets allocated to
   contracts in payout period...........           --            --            --            --        60,759        25,921
                                         ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   14,271,533     5,865,641    27,706,732    23,596,661    (6,464,726)    5,134,710
                                         ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................           --            --            --             4       (75,993)        1,161
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...   47,718,970     6,622,208   108,960,786   109,403,405    (7,082,574)    4,264,659
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  104,476,975    97,854,767   562,443,000   453,039,595    76,813,737    72,549,078
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $152,195,945  $104,476,975  $671,403,786  $562,443,000  $ 69,731,163  $ 76,813,737
                                         ============  ============  ============  ============  ============  ============

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                               EQ/OPPENHEIMER          EQ/PIMCO GLOBAL REAL
                                                   GLOBAL*                  RETURN*(E)         EQ/PIMCO ULTRA SHORT BOND*
                                         --------------------------  ------------------------  ------------------------
                                             2017          2016          2017         2016         2017          2016
                                         ------------  ------------  -----------  -----------  -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (982,511) $   (500,699) $    64,369  $   949,997  $     7,952   $  (219,996)
 Net realized gain (loss)...............    6,904,859     6,045,869       33,473      (24,174)      16,290      (239,245)
 Net change in unrealized appreciation
   (depreciation) of investments........   36,719,195    (6,595,912)     449,549      658,446      499,820     1,073,991
                                         ------------  ------------  -----------  -----------  -----------   -----------

 Net increase (decrease) in net assets
   resulting from operations............   42,641,543    (1,050,742)     547,391    1,584,269      524,062       614,750
                                         ------------  ------------  -----------  -----------  -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   18,183,866    17,018,069    6,482,529    4,582,640    7,360,897     7,043,519
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    3,403,099    (6,946,456)   5,868,389    3,048,011   (2,795,065)   (3,858,865)
 Redemptions for contract benefits and
   terminations.........................   (9,467,953)   (6,968,286)  (2,610,384)  (1,406,350)  (7,898,390)   (9,066,414)
 Contract maintenance charges...........     (108,091)      (89,776)     (19,891)     (14,635)     (54,709)      (65,495)
                                         ------------  ------------  -----------  -----------  -----------   -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   12,010,921     3,013,551    9,720,643    6,209,666   (3,387,267)   (5,947,255)
                                         ------------  ------------  -----------  -----------  -----------   -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................        1,351         2,552          217        3,788           --            --
                                         ------------  ------------  -----------  -----------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS...   54,653,815     1,965,361   10,268,251    7,797,723   (2,863,205)   (5,332,505)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  123,212,542   121,247,181   24,965,425   17,167,702   83,756,387    89,088,892
                                         ------------  ------------  -----------  -----------  -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $177,866,357  $123,212,542  $35,233,676  $24,965,425  $80,893,182   $83,756,387
                                         ============  ============  ===========  ===========  ===========   ===========

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(e)EQ/PIMCO Global Real Return replaced Charter/SM/ Real Assets due to a fund merger on May 19, 2017.

                                    FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                        EQ/SMALL COMPANY            EQ/T. ROWE PRICE
                                           EQ/QUALITY BOND PLUS*             INDEX*                   GROWTH STOCK*
                                         ------------------------  --------------------------  --------------------------
                                             2017         2016         2017          2016          2017          2016
                                         -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (80,965) $  (130,609) $   (555,579) $   (237,653) $ (6,536,489) $ (5,076,071)
 Net realized gain (loss)...............    (588,839)    (634,592)   31,484,448    17,485,560    83,047,197    38,060,834
 Net change in unrealized appreciation
   (depreciation) of investments........     792,327      783,424     4,003,930    27,173,803    62,254,757   (31,138,767)
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............     122,523       18,223    34,932,799    44,421,710   138,765,465     1,845,996
                                         -----------  -----------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   4,507,797    4,977,220    22,542,983    18,567,163    58,267,554    51,434,654
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (2,154,953)  (3,497,429)   (1,761,308)   (4,361,688)   13,997,903   (10,768,985)
 Redemptions for contract benefits and
   terminations.........................  (7,496,506)  (8,185,942)  (20,401,634)  (16,561,168)  (31,512,980)  (24,074,425)
 Contract maintenance charges...........     (57,208)     (70,063)     (148,160)     (139,976)     (326,164)     (281,652)
 Adjustments to net assets allocated to
   contracts in payout period...........     104,012       45,296            --            --            --            --
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (5,096,858)  (6,730,918)      231,881    (2,495,669)   40,426,313    16,309,592
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................    (104,008)     (45,300)           --            --        11,968         4,226
                                         -----------  -----------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...  (5,078,343)  (6,757,995)   35,164,680    41,926,041   179,203,746    18,159,814
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  85,026,350   91,784,345   277,603,906   235,677,865   427,482,977   409,323,163
                                         -----------  -----------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $79,948,007  $85,026,350  $312,768,586  $277,603,906  $606,686,723  $427,482,977
                                         ===========  ===========  ============  ============  ============  ============

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                         FIDELITY(R) VIP
                                                                          CONTRAFUND(R)        FIDELITY(R) VIP EQUITY-INCOME
                                          EQ/UBS GROWTH & INCOME*           PORTFOLIO                  PORTFOLIO
                                         ------------------------  --------------------------  ----------------------------
                                             2017         2016         2017          2016          2017           2016
                                         -----------  -----------  ------------  ------------   -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (382,117) $  (143,950) $ (1,753,039) $ (1,904,210) $    50,096    $   107,336
 Net realized gain (loss)...............   3,097,873    1,042,000    31,905,056    34,016,159      187,293        402,630
 Net change in unrealized appreciation
   (depreciation) of investments........   4,164,317    1,820,383    41,009,609   (10,763,335)   1,008,541        883,718
                                         -----------  -----------  ------------  ------------   -----------    -----------

 Net increase (decrease) in net assets
   resulting from operations............   6,880,073    2,718,433    71,161,626    21,348,614    1,245,930      1,393,684
                                         -----------  -----------  ------------  ------------   -----------    -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   2,858,975    2,777,997    48,619,817    47,132,714    2,008,081      1,918,940
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   1,477,529   (3,456,281)  (11,447,470)  (12,762,434)    (322,903)      (385,992)
 Redemptions for contract benefits and
   terminations.........................  (3,025,574)  (2,164,407)  (23,851,855)  (17,538,627)    (602,492)      (269,948)
 Contract maintenance charges...........     (16,935)     (17,307)     (250,570)     (230,983)     (13,290)       (11,836)
                                         -----------  -----------  ------------  ------------   -----------    -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   1,293,995   (2,859,998)   13,069,922    16,600,670    1,069,396      1,251,164
                                         -----------  -----------  ------------  ------------   -----------    -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --           --            (8)            7           --             --
                                         -----------  -----------  ------------  ------------   -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS...   8,174,068     (141,565)   84,231,540    37,949,291    2,315,326      2,644,848
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  34,164,191   34,305,756   349,178,854   311,229,563   10,327,819      7,682,971
                                         -----------  -----------  ------------  ------------   -----------    -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $42,338,259  $34,164,191  $433,410,394  $349,178,854  $12,643,145    $10,327,819
                                         ===========  ===========  ============  ============   ===========    ===========

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                          FIDELITY(R) VIP MID CAP    GOLDMAN SACHS VIT MID   INVESCO V.I. DIVERSIFIED
                                                 PORTFOLIO              CAP VALUE FUND             DIVIDEND FUND
                                         ------------------------  ------------------------  ------------------------
                                             2017         2016         2017         2016         2017         2016
                                         -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (315,657) $  (282,548) $  (386,034) $   (21,564) $   199,213  $    47,215
 Net realized gain (loss)...............   1,942,872    1,693,003    1,932,585   (2,455,772)   2,263,923      458,318
 Net change in unrealized appreciation
   (depreciation) of investments........   6,563,487    2,344,778    3,294,669    7,871,195      167,133    1,953,459
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   8,190,702    3,755,233    4,841,220    5,393,859    2,630,269    2,458,992
                                         -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   9,265,269    8,931,762    6,011,195    6,318,041   13,689,845    9,766,088
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (1,009,509)  (1,238,277)  (1,116,156)  (2,480,052)   2,268,593    5,133,054
 Redemptions for contract benefits and
   terminations.........................  (1,968,862)  (1,161,720)  (3,535,568)  (2,532,773)  (1,555,814)    (614,297)
 Contract maintenance charges...........     (56,992)     (49,829)     (30,700)     (29,878)     (43,745)     (18,376)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   6,229,906    6,481,936    1,328,771    1,275,338   14,358,879   14,266,469
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --        2,500           --        2,500           --           --
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  14,420,608   10,239,669    6,169,991    6,671,697   16,989,148   16,725,461
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  39,627,325   29,387,656   50,335,496   43,663,799   28,771,277   12,045,816
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $54,047,933  $39,627,325  $56,505,487  $50,335,496  $45,760,425  $28,771,277
                                         ===========  ===========  ===========  ===========  ===========  ===========

-----------
Theaccompanying notes are an integral part of these financial statements.

                                    FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                            INVESCO V.I. GLOBAL     INVESCO V.I. HIGH YIELD        INVESCO V.I.
                                             REAL ESTATE FUND                FUND            INTERNATIONAL GROWTH FUND
                                         ------------------------  ------------------------  ------------------------
                                             2017         2016         2017         2016         2017         2016
                                         -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ 1,657,915  $   177,063  $ 1,061,218  $   890,815  $    57,085  $    (6,006)
 Net realized gain (loss)...............   2,038,238    2,042,705     (304,406)    (599,622)   1,152,013      859,215
 Net change in unrealized appreciation
   (depreciation) of investments........   5,511,163   (1,989,877)     977,073    2,465,213   12,409,268   (1,939,378)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   9,207,316      229,891    1,733,885    2,756,406   13,618,366   (1,086,169)
                                         -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..  11,976,725   11,485,139    6,547,573    5,130,053   11,816,925   10,276,924
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (982,670)    (550,730)   1,322,856      181,090      277,688    1,766,455
 Redemptions for contract benefits and
   terminations.........................  (5,821,125)  (4,632,706)  (2,430,150)  (2,347,050)  (4,620,216)  (3,078,945)
 Contract maintenance charges...........     (46,678)     (44,535)     (25,579)     (24,144)     (48,717)     (42,040)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   5,126,252    6,257,168    5,414,700    2,939,949    7,425,680    8,922,394
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  14,333,568    6,487,059    7,148,585    5,696,355   21,044,046    7,836,225
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  77,853,087   71,366,028   34,050,959   28,354,604   61,123,634   53,287,409
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $92,186,655  $77,853,087  $41,199,544  $34,050,959  $82,167,680  $61,123,634
                                         ===========  ===========  ===========  ===========  ===========  ===========

-----------
Theaccompanying notes are an integral part of these financial statements.

                                    FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                           INVESCO V.I. MID CAP     INVESCO V.I. SMALL CAP
                                             CORE EQUITY FUND            EQUITY FUND             IVY VIP ENERGY
                                         ------------------------  -----------------------  ------------------------
                                             2017         2016         2017        2016         2017         2016
                                         -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (186,501) $  (205,256) $  (123,092) $ (108,263) $  (220,912) $  (523,834)
 Net realized gain (loss)...............     271,905    1,098,650      (26,150)    125,477   (2,073,922)  (5,289,644)
 Net change in unrealized appreciation
   (depreciation) of investments........   2,430,266      983,259    1,315,498     858,738   (5,837,753)  20,239,395
                                         -----------  -----------  -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   2,515,670    1,876,653    1,166,256     875,952   (8,132,587)  14,425,917
                                         -----------  -----------  -----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   2,697,251    2,315,263    1,059,933   1,108,008    7,685,291    7,477,625
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................     530,188      452,696     (391,343)   (405,822)     (65,486)   1,987,076
 Redemptions for contract benefits and
   terminations.........................  (1,899,858)  (1,077,316)    (723,038)   (770,586)  (3,803,131)  (2,802,208)
 Contract maintenance charges...........     (11,949)     (10,440)      (5,493)     (5,223)     (28,708)     (28,969)
                                         -----------  -----------  -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   1,315,632    1,680,203      (59,941)    (73,623)   3,787,966    6,633,524
                                         -----------  -----------  -----------  ----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --           --           --          --        3,231        4,349
                                         -----------  -----------  -----------  ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   3,831,302    3,556,856    1,106,315     802,329   (4,341,390)  21,063,790
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  18,352,990   14,796,134    9,537,247   8,734,918   60,338,654   39,274,864
                                         -----------  -----------  -----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $22,184,292  $18,352,990  $10,643,562  $9,537,247  $55,997,264  $60,338,654
                                         ===========  ===========  ===========  ==========  ===========  ===========

-----------
Theaccompanying notes are an integral part of these financial statements.

                                    FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                             IVY VIP HIGH INCOME       IVY VIP MID CAP GROWTH    IVY VIP SMALL CAP GROWTH
                                         --------------------------  --------------------------  ------------------------
                                             2017          2016          2017          2016          2017         2016
                                         ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  9,060,737  $ 10,558,587  $ (1,511,844) $ (1,188,954) $  (277,346) $  (240,321)
 Net realized gain (loss)...............   (3,849,120)   (5,014,402)    3,651,600     4,869,005      117,903     (223,749)
 Net change in unrealized appreciation
   (depreciation) of investments........    5,764,827    18,813,995    25,066,644     1,015,950    4,530,743      883,873
                                         ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   10,976,444    24,358,180    27,206,400     4,696,001    4,371,300      419,803
                                         ------------  ------------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   34,311,061    27,384,324    15,169,580    14,722,453    3,355,219    3,378,547
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    6,774,035    (6,405,265)       94,379     1,918,491       50,841   (2,978,916)
 Redemptions for contract benefits and
   terminations.........................  (15,861,297)  (13,048,919)   (7,873,847)   (5,649,050)  (1,267,429)  (1,323,748)
 Contract maintenance charges...........     (135,567)     (123,209)      (73,059)      (64,408)     (16,911)     (14,371)
                                         ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   25,088,232     7,806,931     7,317,053    10,927,486    2,121,720     (938,488)
                                         ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          962           740            (5)           --            6           (5)
                                         ------------  ------------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   36,065,638    32,165,851    34,523,448    15,623,487    6,493,026     (518,690)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  195,046,703   162,880,852   104,334,136    88,710,649   19,352,678   19,871,368
                                         ------------  ------------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $231,112,341  $195,046,703  $138,857,584  $104,334,136  $25,845,704  $19,352,678
                                         ============  ============  ============  ============  ===========  ===========

-----------
Theaccompanying notes are an integral part of these financial statements.

                                    FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                              LAZARD RETIREMENT
                                           EMERGING MARKETS EQUITY      MFS(R) INTERNATIONAL
                                                  PORTFOLIO                VALUE PORTFOLIO       MFS(R) INVESTORS TRUST SERIES
                                         --------------------------  --------------------------  ----------------------------
                                             2017          2016          2017          2016          2017           2016
                                         ------------  ------------  ------------  ------------   -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  1,260,666  $   (194,395) $    444,282  $   (156,728) $  (102,475)   $   (82,555)
 Net realized gain (loss)...............      315,567    (7,087,251)    9,477,178    13,854,024      577,676      1,542,873
 Net change in unrealized appreciation
   (depreciation) of investments........   44,133,882    33,067,003    72,365,429    (7,675,455)   2,473,320       (580,074)
                                         ------------  ------------  ------------  ------------   -----------    -----------

 Net increase (decrease) in net assets
   resulting from operations............   45,710,115    25,785,357    82,286,889     6,021,841    2,948,521        880,244
                                         ------------  ------------  ------------  ------------   -----------    -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   28,390,419    24,392,121    66,130,865    50,700,154    1,954,384      1,387,669
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    3,240,491    (2,355,934)   23,069,142    24,028,059      686,653       (172,889)
 Redemptions for contract benefits and
   terminations.........................  (12,060,414)   (8,416,068)  (20,762,218)  (14,546,592)  (1,231,275)      (792,842)
 Contract maintenance charges...........     (123,816)     (110,624)     (258,813)     (194,493)      (7,702)        (7,488)
                                         ------------  ------------  ------------  ------------   -----------    -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   19,446,680    13,509,495    68,178,976    59,987,128    1,402,060        414,450
                                         ------------  ------------  ------------  ------------   -----------    -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................           --            --         6,564            11          254             --
                                         ------------  ------------  ------------  ------------   -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS...   65,156,795    39,294,852   150,472,429    66,008,980    4,350,835      1,294,694
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  166,179,697   126,884,845   296,022,489   230,013,509   13,353,176     12,058,482
                                         ------------  ------------  ------------  ------------   -----------    -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $231,336,492  $166,179,697  $446,494,918  $296,022,489  $17,704,011    $13,353,176
                                         ============  ============  ============  ============   ===========    ===========

-----------
Theaccompanying notes are an integral part of these financial statements.

                                    FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                           MFS(R) MASSACHUSETTS
                                             INVESTORS GROWTH          MFS(R) TECHNOLOGY
                                              STOCK PORTFOLIO              PORTFOLIO           MFS(R) UTILITIES SERIES
                                         ------------------------  -------------------------  -------------------------
                                             2017         2016         2017          2016         2017          2016
                                         -----------  -----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (124,087) $  (100,616) $ (1,304,776) $  (817,480) $  3,124,733  $ 2,309,859
 Net realized gain (loss)...............     606,598    1,407,781    11,880,465    5,276,900    (4,145,720)  (1,950,404)
 Net change in unrealized appreciation
   (depreciation) of investments........   3,123,468     (817,482)   19,982,653      311,804    13,785,228    8,141,160
                                         -----------  -----------  ------------  -----------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   3,605,979      489,683    30,558,342    4,771,224    12,764,241    8,500,615
                                         -----------  -----------  ------------  -----------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   2,113,367    1,978,176    16,287,858   11,430,411    13,338,796   13,162,616
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (483,795)   1,402,495    16,143,386    5,785,593    (3,993,016)  (4,830,518)
 Redemptions for contract benefits and
   terminations.........................  (1,450,463)    (820,888)   (6,363,053)  (4,698,603)   (7,474,142)  (6,286,201)
 Contract maintenance charges...........     (10,393)      (8,381)      (61,600)     (40,683)      (63,487)     (61,286)
                                         -----------  -----------  ------------  -----------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................     168,716    2,551,402    26,006,591   12,476,718     1,808,151    1,984,611
                                         -----------  -----------  ------------  -----------  ------------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --           --             4           --            --           --
                                         -----------  -----------  ------------  -----------  ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   3,774,695    3,041,085    56,564,937   17,247,942    14,572,392   10,485,226
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  13,608,879   10,567,794    74,592,679   57,344,737    96,899,625   86,414,399
                                         -----------  -----------  ------------  -----------  ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $17,383,574  $13,608,879  $131,157,616  $74,592,679  $111,472,017  $96,899,625
                                         ===========  ===========  ============  ===========  ============  ===========

-----------
Theaccompanying notes are an integral part of these financial statements.

                                    FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                MULTIMANAGER              MULTIMANAGER CORE        MULTIMANAGER MID CAP
                                             AGGRESSIVE EQUITY*                 BOND*                     GROWTH*
                                         --------------------------  --------------------------  ------------------------
                                             2017          2016          2017          2016          2017         2016
                                         ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ (4,497,565) $ (1,980,267) $    984,023  $  1,035,625  $  (967,317) $  (815,213)
 Net realized gain (loss)...............   38,856,445    29,434,849    (1,203,565)   (1,253,178)   5,758,467      (34,598)
 Net change in unrealized appreciation
   (depreciation) of investments........  121,032,580   (14,510,194)    2,220,148     1,933,362   11,959,727    4,322,323
                                         ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............  155,391,460    12,944,388     2,000,606     1,715,809   16,750,877    3,472,512
                                         ------------  ------------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..    9,423,534    10,008,513     9,582,342    10,236,424    2,672,503    2,830,047
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (15,403,935)  (21,096,825)   (3,634,337)   (4,851,970)  (1,702,051)  (3,829,791)
 Redemptions for contract benefits and
   terminations.........................  (50,472,611)  (43,799,656)  (11,285,722)  (10,909,949)  (5,246,028)  (5,810,587)
 Contract maintenance charges...........     (372,113)     (400,747)      (74,599)      (93,229)     (35,973)     (38,429)
 Adjustments to net assets allocated to
   contracts in payout period...........     (128,998)      103,964            --            --           --           --
                                         ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (56,954,123)  (55,184,751)   (5,412,316)   (5,618,724)  (4,311,549)  (6,848,760)
                                         ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................       57,558        66,153            --            (4)          --           --
                                         ------------  ------------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   98,494,895   (42,174,210)   (3,411,710)   (3,902,919)  12,439,328   (3,376,248)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  556,502,867   598,677,077   116,536,943   120,439,862   69,570,476   72,946,724
                                         ------------  ------------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $654,997,762  $556,502,867  $113,125,233  $116,536,943  $82,009,804  $69,570,476
                                         ============  ============  ============  ============  ===========  ===========

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                           MULTIMANAGER MID CAP           MULTIMANAGER         OPPENHEIMER MAIN STREET
                                                  VALUE*                   TECHNOLOGY*               FUND(R)/VA
                                         ------------------------  --------------------------  ----------------------
                                             2017         2016         2017          2016         2017        2016
                                         -----------  -----------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (287,707) $  (131,502) $ (2,205,170) $ (1,833,255) $   (2,256) $   (6,896)
 Net realized gain (loss)...............   3,339,589    3,149,915    29,077,058    18,307,549      88,353     429,474
 Net change in unrealized appreciation
   (depreciation) of investments........   1,185,354    5,745,210    26,103,108    (6,122,208)    636,464     (68,519)
                                         -----------  -----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from operations............   4,237,236    8,763,623    52,974,996    10,352,086     722,561     354,059
                                         -----------  -----------  ------------  ------------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   1,949,479    1,978,905     7,646,434     6,934,821   1,410,314   1,044,219
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (2,245,208)  (2,319,701)     (270,266)   (9,781,104)    169,649     167,475
 Redemptions for contract benefits and
   terminations.........................  (4,763,981)  (4,876,964)  (13,097,270)  (11,287,740)   (264,647)   (147,655)
 Contract maintenance charges...........     (28,269)     (31,149)      (88,755)      (86,131)     (5,806)     (3,927)
                                         -----------  -----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (5,087,979)  (5,248,909)   (5,809,857)  (14,220,154)  1,309,510   1,060,112
                                         -----------  -----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --           --             5            --          --          --
                                         -----------  -----------  ------------  ------------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS...    (850,743)   3,514,714    47,165,144    (3,868,068)  2,032,071   1,414,171
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  57,202,080   53,687,366   144,911,175   148,779,243   4,187,339   2,773,168
                                         -----------  -----------  ------------  ------------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD..... $56,351,337  $57,202,080  $192,076,319  $144,911,175  $6,219,410  $4,187,339
                                         ===========  ===========  ============  ============  ==========  ==========

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                  PIMCO
                                         COMMODITYREALRETURN(R)         TARGET 2015
                                           STRATEGY PORTFOLIO           ALLOCATION*         TARGET 2025 ALLOCATION*
                                         ----------------------  ------------------------  ------------------------
                                            2017        2016         2017         2016         2017         2016
                                         ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  727,500  $  (10,033) $    19,498  $    43,206  $   222,939  $   149,482
 Net realized gain (loss)...............   (788,660)   (872,688)     155,739      119,579    1,655,436      665,183
 Net change in unrealized appreciation
   (depreciation) of investments........    166,484   1,679,043    1,918,389      798,698    7,225,526    2,665,042
                                         ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............    105,324     796,322    2,093,626      961,483    9,103,901    3,479,707
                                         ----------  ----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..  1,538,663   1,445,752    3,177,324    2,483,111   12,827,720    7,527,022
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (27,152)   (154,477)  (1,902,491)  (1,373,328)   1,659,871   (1,183,865)
 Redemptions for contract benefits and
   terminations.........................   (401,056)   (257,282)  (4,427,691)  (2,729,050)  (5,815,647)  (3,359,079)
 Contract maintenance charges...........     (6,680)     (6,863)     (11,823)     (12,652)     (47,255)     (45,010)
                                         ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  1,103,775   1,027,130   (3,164,681)  (1,631,919)   8,624,689    2,939,068
                                         ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................         --          --           --           --        6,641           --
                                         ----------  ----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  1,209,099   1,823,452   (1,071,055)    (670,436)  17,735,231    6,418,775
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  7,015,673   5,192,221   22,286,376   22,956,812   60,165,747   53,746,972
                                         ----------  ----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $8,224,772  $7,015,673  $21,215,321  $22,286,376  $77,900,978  $60,165,747
                                         ==========  ==========  ===========  ===========  ===========  ===========

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                          TARGET 2035 ALLOCATION*   TARGET 2045 ALLOCATION*  TARGET 2055 ALLOCATION*
                                         ------------------------  ------------------------  ----------------------
                                             2017         2016         2017         2016        2017        2016
                                         -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   206,312  $   127,382  $   176,870  $   110,201  $   44,007  $   17,647
 Net realized gain (loss)...............   1,598,377      547,956    1,473,053      647,109     101,657     128,059
 Net change in unrealized appreciation
   (depreciation) of investments........   8,896,114    3,033,540    8,565,358    2,779,050     859,437      49,879
                                         -----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from operations............  10,700,803    3,708,878   10,215,281    3,536,360   1,005,101     195,585
                                         -----------  -----------  -----------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..  12,811,336    8,868,499   10,555,810    8,767,332   3,396,069   1,898,137
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................       3,419   (1,040,217)    (685,547)  (1,390,988)    650,859     648,210
 Redemptions for contract benefits and
   terminations.........................  (3,133,152)  (2,471,705)  (2,641,530)  (1,772,408)   (165,228)    (45,742)
 Contract maintenance charges...........     (74,516)     (72,353)     (99,301)     (94,460)    (19,404)     (8,725)
                                         -----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   9,607,087    5,284,224    7,129,432    5,509,476   3,862,296   2,491,880
                                         -----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          (4)           4           --           --         100         393
                                         -----------  -----------  -----------  -----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS...  20,307,886    8,993,106   17,344,713    9,045,836   4,867,497   2,687,858
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  60,699,986   51,706,880   52,168,691   43,122,855   3,225,979     538,121
                                         -----------  -----------  -----------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD..... $81,007,872  $60,699,986  $69,513,404  $52,168,691  $8,093,476  $3,225,979
                                         ===========  ===========  ===========  ===========  ==========  ==========

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                        TEMPLETON GLOBAL          VANECK VIP GLOBAL
                                          BOND VIP FUND           HARD ASSETS FUND
                                    ------------------------  ------------------------
                                        2017         2016         2017         2016
                                    -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $  (719,171) $  (597,144) $  (288,786) $  (184,703)
 Net realized gain (loss)..........    (715,478)  (2,042,441)    (182,265)  (4,033,398)
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................   1,737,902    3,796,656     (370,049)  11,213,758
                                    -----------  -----------  -----------  -----------

 Net increase (decrease) in net
   assets resulting from operations     303,253    1,157,071     (841,100)   6,995,657
                                    -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................  12,723,430   12,347,109    2,797,284    2,737,396
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net  (1,917,196)  (2,002,781)  (1,301,139)   2,521,413
 Redemptions for contract benefits
   and terminations................  (3,556,907)  (2,115,960)  (2,124,384)  (1,683,385)
 Contract maintenance charges......     (64,445)     (61,241)     (10,418)     (10,905)
                                    -----------  -----------  -----------  -----------

 Net increase (decrease) in net
   assets resulting from
   contractowners transactions.....   7,184,882    8,167,127     (638,657)   3,564,519
                                    -----------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A..............          --        1,900          477           --
                                    -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET
 ASSETS............................   7,488,135    9,326,098   (1,479,280)  10,560,176
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  56,676,955   47,350,857   25,817,573   15,257,397
                                    -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD $64,165,090  $56,676,955  $24,338,293  $25,817,573
                                    ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

The change in units outstanding for the years ended December 31, 2017 and 2016 were as follows:

                                                        2017                        2016
                                             --------------------------  --------------------------
                                                                 NET                         NET
                                              UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                             ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                               SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                               ------------- ------- -------- ---------- ------- -------- ----------

1290 VT DOUBLELINE DYNAMIC
 ALLOCATION...................      B           33      (10)       23       38      (17)       21

1290 VT DOUBLELINE
 OPPORTUNISTIC BOND...........      B           42       (7)       35       21       (2)       19

1290 VT EQUITY INCOME.........      B           58      (83)      (25)      65     (100)      (35)

1290 VT GAMCO MERGERS &
 ACQUISITIONS.................      B           13      (22)       (9)      15      (26)      (11)

1290 VT GAMCO SMALL COMPANY
 VALUE........................      B          462     (357)      105      470     (353)      117

1290 VT HIGH YIELD BOND.......      B           49      (14)       35       42      (19)       23

1290 VT SMALL CAP VALUE.......      B           13       (2)       11        2       --         2

1290 VT SMARTBETA EQUITY......      B            8       (1)        7        3       --         3

1290 VT SOCIALLY RESPONSIBLE..      B           44      (43)        1       35      (45)      (10)

ALL ASSET GROWTH-ALT 20.......      B          165      (69)       96       76      (63)       13

AMERICAN CENTURY VP MID CAP
 VALUE FUND...................   CLASS II      132      (29)      103      106      (25)       81

AMERICAN FUNDS INSURANCE
 SERIES(R) BOND FUND/SM/......   CLASS 4       149      (78)       71      177      (62)      115

AXA 400 MANAGED VOLATILITY....      B           39      (26)       13       31      (10)       21

AXA 500 MANAGED VOLATILITY....      B           40      (24)       16       53      (36)       17

AXA 2000 MANAGED VOLATILITY...      B           24      (18)        6       23      (16)        7

AXA AGGRESSIVE ALLOCATION.....      B          386     (391)       (5)     427     (426)        1

AXA BALANCED STRATEGY.........      B           78      (89)      (11)     168      (90)       78

AXA CONSERVATIVE ALLOCATION...      B          102     (180)      (78)     140     (168)      (28)

AXA CONSERVATIVE GROWTH
 STRATEGY.....................      B           49      (30)       19       59      (36)       23

AXA CONSERVATIVE STRATEGY.....      B           20      (21)       (1)      29      (16)       13

AXA CONSERVATIVE-PLUS
 ALLOCATION...................      B          191     (200)       (9)     215     (240)      (25)

AXA GLOBAL EQUITY MANAGED
 VOLATILITY...................      B           98     (199)     (101)     117     (249)     (132)

AXA GROWTH STRATEGY...........      A           --       --        --       --       --        --

-----------
Theaccompanying notes are an integral part of these financial statements.

                                    FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                        2017                        2016
                                             --------------------------  --------------------------
                                                                 NET                         NET
                                              UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                             ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                               SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                               ------------- ------- -------- ---------- ------- -------- ----------

AXA INTERNATIONAL CORE
 MANAGED VOLATILITY...........       B         119      (181)     (62)     144      (207)     (63)

AXA INTERNATIONAL MANAGED
 VOLATILITY...................       B          29       (18)      11       20       (17)       3

AXA INTERNATIONAL VALUE
 MANAGED VOLATILITY...........       B          95      (179)     (84)     118      (193)     (75)

AXA LARGE CAP CORE MANAGED
 VOLATILITY...................       B          23       (32)      (9)      18       (35)     (17)

AXA LARGE CAP GROWTH MANAGED
 VOLATILITY...................       B         135      (307)    (172)     151      (354)    (203)

AXA LARGE CAP VALUE MANAGED
 VOLATILITY...................       A         186      (511)    (325)     220      (580)    (360)

1290 VT DOUBLELINE DYNAMIC
 ALLOCATION...................       B          33       (10)      23       38       (17)      21

AXA LARGE CAP VALUE MANAGED
 VOLATILITY...................       B          23       (70)     (47)      23       (90)     (67)

AXA MID CAP VALUE MANAGED
 VOLATILITY...................       B          98      (222)    (124)     113      (254)    (141)

AXA MODERATE ALLOCATION.......       A         606    (1,480)    (874)     655    (1,588)    (933)
AXA MODERATE ALLOCATION.......       B         431      (437)      (6)     488      (438)      50

AXA MODERATE GROWTH STRATEGY..       B         146       (74)      72      134       (46)      88

AXA MODERATE-PLUS ALLOCATION..       B         641      (768)    (127)     698      (820)    (122)

AXA/AB DYNAMIC MODERATE GROWTH       B          29       (25)       4       39       (25)      14

AXA/AB SMALL CAP GROWTH.......       A          47      (105)     (58)      57      (125)     (68)
AXA/AB SMALL CAP GROWTH.......       B          41       (37)       4       50       (48)       2

AXA/CLEARBRIDGE LARGE CAP
 GROWTH.......................       B          54      (188)    (134)      86      (221)    (135)

AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY...................       B          82      (102)     (20)      94      (136)     (42)

AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY...........       B          18       (22)      (4)      20       (24)      (4)

AXA/FRANKLIN TEMPLETON
 ALLOCATION MANAGED VOLATILITY       B          72       (92)     (20)      76      (122)     (46)

AXA/JANUS ENTERPRISE..........       B         176      (191)     (15)     199      (261)     (62)

AXA/LOOMIS SAYLES GROWTH......       B          96       (57)      39      122       (59)      63

AXA/MUTUAL LARGE CAP EQUITY
 MANAGED VOLATILITY...........       B          13       (27)     (14)      15       (29)     (14)

AXA/TEMPLETON GLOBAL EQUITY
 MANAGED VOLATILITY...........       B          41       (52)     (11)      50       (68)     (18)

CHARTER/SM/ MODERATE..........       B           3        --        3       --        --       --

-----------
Theaccompanying notes are an integral part of these financial statements.

                                    FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                           2017                         2016
                                               ---------------------------  ---------------------------
                                                                    NET                          NET
                                                UNITS   UNITS     INCREASE   UNITS   UNITS     INCREASE
                                               ISSUED  REDEEMED  (DECREASE) ISSUED  REDEEMED  (DECREASE)
                                 SHARE CLASS** (000'S) (000'S)    (000'S)   (000'S) (000'S)    (000'S)
                               --------------- ------- --------  ---------- ------- --------  ----------

CHARTER/SM/ MULTI-SECTOR BOND.        A             32      (58)     (26)        34      (65)     (31)
CHARTER/SM/ MULTI-SECTOR BOND.        B             35      (41)      (6)        38      (45)      (7)

CHARTER/SM/ SMALL CAP GROWTH..        B             33      (46)     (13)        26      (47)     (21)
CHARTER/SM/ SMALL CAP VALUE...        B             33      (68)     (35)        32      (67)     (35)

EQ/BLACKROCK BASIC VALUE
 EQUITY.......................        B            294     (345)     (51)       354     (323)      31

EQ/CAPITAL GUARDIAN RESEARCH..        B             66     (113)     (47)        63     (120)     (57)

EQ/COMMON STOCK INDEX.........        A            147     (458)    (311)       188     (558)    (370)
EQ/COMMON STOCK INDEX.........        B            137     (101)      36        134     (123)      11

EQ/CORE BOND INDEX............        B            165     (173)      (8)       181     (153)      28

EQ/EMERGING MARKETS EQUITY
 PLUS.........................        B             98      (45)      53         42      (24)      18

EQ/EQUITY 500 INDEX...........        A            245     (277)     (32)       302     (346)     (44)

1290 VT DOUBLELINE DYNAMIC
 ALLOCATION...................        B             33      (10)      23         38      (17)      21

EQ/EQUITY 500 INDEX...........        B            544     (195)     349        511     (218)     293

EQ/GLOBAL BOND PLUS...........        B             66      (86)     (20)        64     (107)     (43)

EQ/INTERMEDIATE GOVERNMENT
 BOND.........................        A             22      (37)     (15)        29      (47)     (18)
EQ/INTERMEDIATE GOVERNMENT
 BOND.........................        B             12      (22)     (10)        29      (20)       9

EQ/INTERNATIONAL EQUITY INDEX.        A            173     (275)    (102)       201     (322)    (121)
EQ/INTERNATIONAL EQUITY INDEX.        B             38      (54)     (16)        34      (73)     (39)

EQ/INVESCO COMSTOCK...........        B             58     (102)     (44)        69     (126)     (57)

EQ/JPMORGAN VALUE
 OPPORTUNITIES................        B            219      (71)     148        114      (69)      45

EQ/LARGE CAP GROWTH INDEX.....        B            291     (213)      78        275     (235)      40
EQ/LARGE CAP VALUE INDEX......        B            152     (129)      23        182     (131)      51

EQ/MFS INTERNATIONAL GROWTH...        B            173      (98)      75        137      (99)      38

EQ/MID CAP INDEX..............        B            453     (318)     135        454     (312)     142

EQ/MONEY MARKET...............        A         24,126  (24,115)      11     20,980  (20,803)     177
EQ/MONEY MARKET...............        B        194,929 (194,307)     622    153,516 (149,689)   3,827

EQ/OPPENHEIMER GLOBAL.........        B            193     (127)      66        185     (162)      23

-----------
Theaccompanying notes are an integral part of these financial statements.

                                    FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                          2017                        2016
                                               --------------------------  --------------------------
                                                                   NET                         NET
                                                UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                               ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                 SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                               --------------- ------- -------- ---------- ------- -------- ----------

EQ/PIMCO GLOBAL REAL RETURN...        B          157      (63)      94       118      (57)      61

EQ/PIMCO ULTRA SHORT BOND.....        A           --       --       --        --       --       --
EQ/PIMCO ULTRA SHORT BOND.....        B          110     (141)     (31)      105     (164)     (59)

EQ/QUALITY BOND PLUS..........        A           29      (52)     (23)       28      (61)     (33)
EQ/QUALITY BOND PLUS..........        B           21      (28)      (7)       28      (34)      (6)

EQ/SMALL COMPANY INDEX........        B          139     (137)       2       141     (148)      (7)

EQ/T. ROWE PRICE GROWTH STOCK.        B          467     (292)     175       458     (367)      91

EQ/UBS GROWTH & INCOME........        B           44      (36)       8        45      (61)     (16)

FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO.................... SERVICE CLASS 2   317     (249)      68       366     (262)     104

FIDELITY(R) VIP EQUITY-INCOME
 PORTFOLIO.................... SERVICE CLASS 2    15       (9)       6        16       (8)       8

FIDELITY(R) VIP MID CAP
 PORTFOLIO.................... SERVICE CLASS 2    62      (27)      35        68      (25)      43

GOLDMAN SACHS VIT MID CAP
 VALUE FUND................... SERVICE SHARES     61      (51)      10        66      (61)       5

INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND................    SERIES II      109      (27)      82       102      (14)      88

INVESCO V.I. GLOBAL REAL
 ESTATE FUND..................    SERIES II      127      (94)      33       134      (93)      41

1290 VT DOUBLELINE DYNAMIC
 ALLOCATION...................        B           33      (10)      23        38      (17)      21

INVESCO V.I. HIGH YIELD FUND..    SERIES II       88      (44)      44        79      (54)      25

INVESCO V.I. INTERNATIONAL
 GROWTH FUND..................    SERIES II      140      (85)      55       143      (71)      72

INVESCO V.I. MID CAP CORE
 EQUITY FUND..................    SERIES II       28      (19)       9        28      (16)      12

INVESCO V.I. SMALL CAP EQUITY
 FUND.........................    SERIES II       10      (10)      --        13      (12)       1

IVY VIP ENERGY................    CLASS II       215     (175)      40       238     (171)      67

IVY VIP HIGH INCOME...........    CLASS II       369     (210)     159       305     (252)      53

IVY VIP MID CAP GROWTH........    CLASS II       174     (124)      50       209     (125)      84

IVY VIP SMALL CAP GROWTH......    CLASS II        40      (29)      11        60      (69)      (9)

LAZARD RETIREMENT EMERGING
 MARKETS EQUITY PORTFOLIO..... SERVICE SHARES    476     (297)     179       475     (324)     151

MFS(R) INTERNATIONAL VALUE
 PORTFOLIO....................  SERVICE CLASS    609     (237)     372       587     (218)     369

-----------
Theaccompanying notes are an integral part of these financial statements.

                                    FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                  2017                        2016
                                                                       --------------------------  --------------------------
                                                                                           NET                         NET
                                                                        UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                       ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                         SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                       --------------- ------- -------- ---------- ------- -------- ----------

MFS(R) INVESTORS TRUST SERIES......................... SERVICE CLASS      21      (15)        6       19      (15)        4

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO. SERVICE CLASS      15      (15)       --       26      (12)       14

MFS(R) TECHNOLOGY PORTFOLIO........................... SERVICE CLASS     211     (120)       91      162     (102)       60

MFS(R) UTILITIES SERIES............................... SERVICE CLASS     116     (105)       11      145     (133)       12

MULTIMANAGER AGGRESSIVE EQUITY........................       A           162     (516)     (354)     198     (597)     (399)
MULTIMANAGER AGGRESSIVE EQUITY........................       B            13      (26)      (13)      17      (41)      (24)

MULTIMANAGER CORE BOND................................       B           111     (150)      (39)     113     (152)      (39)

MULTIMANAGER MID CAP GROWTH...........................       B            24      (48)      (24)      30      (70)      (40)
MULTIMANAGER MID CAP VALUE............................       B            16      (39)      (23)      18      (45)      (27)

MULTIMANAGER TECHNOLOGY...............................       B           124     (146)      (22)     102     (176)      (74)

OPPENHEIMER MAIN STREET FUND(R)/VA.................... SERVICE CLASS       9       (2)        7        8       (2)        6

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO....... ADVISOR CLASS      33      (16)       17       34      (17)       17

TARGET 2015 ALLOCATION................................       B            37      (60)      (23)      29      (43)      (14)

TARGET 2025 ALLOCATION................................       B           133      (73)       60       84      (60)       24

TARGET 2035 ALLOCATION................................       B           113      (47)       66       83      (44)       39

TARGET 2045 ALLOCATION................................       B            86      (37)       49       79      (37)       42

TARGET 2055 ALLOCATION................................       B            44       (8)       36       29       (3)       26

TEMPLETON GLOBAL BOND VIP FUND........................    CLASS 2        135      (73)       62      147      (72)       75

VANECK VIP GLOBAL HARD ASSETS FUND.................... CLASS S SHARES    150     (160)      (10)     213     (151)       62

-----------
The accompanying notes are an integral part of these financial statements. **Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
The -- on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

                                    FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account A ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 -- Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series(R), AXA Premier VIP Trust ("VIP"), EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Variable Insurance Portfolios, Lazard Retirement Series, Inc., MFS(R) Variable Insurance Trusts, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust and VanEck VIP Trust, (collectively, "the Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the Variable Investment Options listed below. The Account presents, for each of these Variable Investment Options, a Statement of Assets and Liabilities as of December 31, 2017, a Statement of Operations for the year or period ended December 31, 2017, and a Statement of Changes in Net Assets for the years or periods ended December 31, 2017 and 2016, except as otherwise indicated below:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
  .   Invesco V.I. Diversified Dividend Fund
  .   Invesco V.I. Global Real Estate Fund
  .   Invesco V.I. High Yield Fund
  .   Invesco V.I. International Growth Fund
  .   Invesco V.I. Mid Cap Core Equity Fund
  .   Invesco V.I. Small Cap Equity Fund

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  .   American Century VP Mid Cap Value Fund

     AMERICAN FUNDS INSURANCE SERIES(R)
  .   American Funds Insurance Series(R) Bond Fund/SM/

     AXA PREMIER VIP TRUST*
  .   AXA Aggressive Allocation
  .   AXA Conservative Allocation
  .   AXA Conservative-Plus Allocation
  .   AXA Moderate Allocation
  .   AXA Moderate-Plus Allocation
  .   Charter/SM/ Moderate
  .   Charter/SM/ Multi-Sector Bond
  .   Charter/SM/ Small Cap Growth
  .   Charter/SM/ Small Cap Value
  .   Target 2015 Allocation
  .   Target 2025 Allocation
  .   Target 2035 Allocation
  .   Target 2045 Allocation
  .   Target 2055 Allocation

     EQ ADVISORS TRUST*
  .   1290 VT DoubleLine Dynamic Allocation/(1)/
  .   1290 VT DoubleLine Opportunistic Bond/(2)/
  .   1290 VT Equity Income/(3)/
  .   1290 VT GAMCO Mergers & Acquisitions/(4)/
  .   1290 VT GAMCO Small Company Value/(5)/
  .   1290 VT High Yield Bond/(6)/
  .   1290 VT Small Cap Value/(7)/
  .   1290 VT SmartBeta Equity/(8)/
  .   1290 VT Socially Responsible
  .   All Asset Growth-Alt 20
  .   AXA 400 Managed Volatility
  .   AXA 500 Managed Volatility
  .   AXA 2000 Managed Volatility
  .   AXA Balanced Strategy
  .   AXA Conservative Growth Strategy
  .   AXA Conservative Strategy
  .   AXA Global Equity Managed Volatility
  .   AXA Growth Strategy
  .   AXA International Core Managed Volatility
  .   AXA International Managed Volatility
  .   AXA International Value Managed Volatility
  .   AXA Large Cap Core Managed Volatility
  .   AXA Large Cap Growth Managed Volatility
  .   AXA Large Cap Value Managed Volatility
  .   AXA Mid Cap Value Managed Volatility
  .   AXA Moderate Growth Strategy
  .   AXA/AB Dynamic Moderate Growth
  .   AXA/AB Small Cap Growth
  .   AXA/ClearBridge Large Cap Growth
  .   AXA/Franklin Balanced Managed Volatility
  .   AXA/Franklin Small Cap Value Managed Volatility
  .   AXA/Franklin Templeton Allocation Managed Volatility
  .   AXA/Janus Enterprise
  .   AXA/Loomis Sayles Growth
  .   AXA/Mutual Large Cap Equity Managed Volatility

                                    FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

1. Organization (Continued)

  .   AXA/Templeton Global Equity Managed Volatility
  .   EQ/BlackRock Basic Value Equity
  .   EQ/Capital Guardian Research
  .   EQ/Common Stock Index
  .   EQ/Core Bond Index
  .   EQ/Emerging Markets Equity PLUS
  .   EQ/Equity 500 Index
  .   EQ/Global Bond PLUS
  .   EQ/Intermediate Government Bond
  .   EQ/International Equity Index
  .   EQ/Invesco Comstock
  .   EQ/JPMorgan Value Opportunities
  .   EQ/Large Cap Growth Index
  .   EQ/Large Cap Value Index
  .   EQ/MFS International Growth
  .   EQ/Mid Cap Index
  .   EQ/Money Market
  .   EQ/Oppenheimer Global
  .   EQ/PIMCO Global Real Return
  .   EQ/PIMCO Ultra Short Bond
  .   EQ/Quality Bond PLUS
  .   EQ/Small Company Index
  .   EQ/T. Rowe Price Growth Stock
  .   EQ/UBS Growth & Income
  .   Multimanager Aggressive Equity
  .   Multimanager Core Bond
  .   Multimanager Mid Cap Growth
  .   Multimanager Mid Cap Value
  .   Multimanager Technology

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
  .   Fidelity(R) VIP Contrafund(R) Portfolio
  .   Fidelity(R) VIP Equity-Income Portfolio
  .   Fidelity(R) VIP Mid Cap Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
  .   Templeton Global Bond VIP Fund

     GOLDMAN SACHS VARIABLE INSURANCE TRUST
  .   Goldman Sachs VIT Mid Cap Value Fund

     IVY VARIABLE INSURANCE PORTFOLIOS
  .   Ivy VIP Energy
  .   Ivy VIP High Income
  .   Ivy VIP Mid Cap Growth
  .   Ivy VIP Small Cap Growth

     LAZARD RETIREMENT SERIES, INC.
  .   Lazard Retirement Emerging Markets Equity Portfolio

     MFS(R) VARIABLE INSURANCE TRUSTS
  .   MFS(R) International Value Portfolio
  .   MFS(R) Investors Trust Series
  .   MFS(R) Massachusetts Investors Growth Stock Portfolio
  .   MFS(R) Technology Portfolio
  .   MFS(R) Utilities Series

     OPPENHEIMER VARIABLE ACCOUNT FUNDS
  .   Oppenheimer Main Street Fund(R)/VA

     PIMCO VARIABLE INSURANCE TRUST
  .   PIMCO CommodityRealReturn(R) Strategy Portfolio

     VANECK VIP TRUST
  .   VanEck VIP Global Hard Assets Fund


-----------
   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

  (1)Formerly known as All Asset Moderate Growth-Alt 15.
  (2)Formerly known as AXA/DoubleLine Opportunistic Core Plus Bond.
  (3)Formerly known as EQ/Boston Advisors Equity Income.
  (4)Formerly known as EQ/GAMCO Mergers and Acquisitions.
  (5)Formerly known as EQ/GAMCO Small Company Value.
  (6)Formerly known as EQ/High Yield Bond.

  (7)Formerly known as AXA/Horizon Small Cap Value.
  (8)Formerly known as AXA SmartBeta Equity.

                                    FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

1. Organization (Concluded)

   The Account is used to fund benefits for variable annuities issued by AXA Equitable including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST(R) Contracts), individual tax-favored and non-qualified contracts (Variable Immediate Annuity Contracts) group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts ("Contracts").

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, and (2) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolio of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS:

   Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded on the trade date. Dividend income and and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss ) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent participant contributions under EQUI-VEST(R) Series 100 through 801, EQUI-VEST(R) Vantage Series 900, EQUI-VEST(R) Strategies Series 900 and 901, Momentum, Momentum Plus, EQUI-VEST(R) At Retirement, Variable

                                    FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

2. Significant Accounting Policies (Concluded)

   Immediate Annuity (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other contracts (Old Contracts, EQUIPLAN) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Payments received from Contractowners also include amounts applied to purchase contracts in payout(annuitization) period. Contractowners may allocate amounts in their individual accounts to Variable Investment Options, and/or to the guaranteed interest account, of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 48.

   Transfers between Variable Investment Options including the guaranteed interest account, net, represents amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 48. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to certain withdrawals under:

  .   EQUI-VEST(R) Series 100 through 801
  .   EQUI-VEST(R) Vantage Series 900
  .   EQUI-VEST(R) Strategies Series 900 and 901
  .   Momentum
  .   Momentum Plus
  .   Variable Immediate Annuity

   Administrative charges, if any, are included in Contract maintenance charges and are deducted annually from Contractowner accounts under:

  .   EQUI-VEST(R) Series 100 through 801
  .   EQUI-VEST(R) Strategies Series 900 and 901
  .   EQUIPLAN
  .   Old Contracts

   Administrative charges, if any, are included in Contract maintenance charges and are deducted quarterly from Contractowner accounts under Momentum and Momentum Plus. Under the Variable Immediate Annuity, an administrative charge of $350 is deducted when the contract is purchased.

   Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by AXA Equitable and may result in additional amounts being transferred into the variable annuity account by AXA Equitable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

   TAXES:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

                                    FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017


3. Fair Value Disclosures

   Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 -- Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

   Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4. Purchases and Sales of Portfolios

   The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2017 were as follows:

                                                   PURCHASES      SALES
                                                  ------------ ------------
1290 VT DoubleLine Dynamic Allocation............ $  4,598,675 $  1,436,031
1290 DoubleLine Opportunistic Bond...............    4,584,945      809,763
1290 VT Equity Income............................   21,535,415   18,092,715
1290 VT GAMCO Mergers & Acquisitions.............    3,014,569    3,523,121
1290 VT GAMCO Small Company Value................  230,468,275  129,843,022
1290 VT High Yield Bond..........................    6,131,620    1,727,842
1290 VT Small Cap Value..........................      823,965      228,868
1290 VT SmartBeta Equity.........................      850,955       83,111
1290 VT Socially Responsible.....................   14,743,200    7,328,365
All Asset Growth-Alt 20..........................   15,276,149   11,782,273
American Century VP Mid Cap Value Fund...........   30,292,391    7,074,754
American Funds Insurance Series(R) Bond Fund/SM/.   17,103,089    8,600,129
AXA 400 Managed Volatility.......................    9,016,693    5,555,500
AXA 500 Managed Volatility.......................    8,955,467    5,318,593
AXA 2000 Managed Volatility......................    5,120,868    3,683,271
AXA Aggressive Allocation........................  111,648,156   85,934,397
AXA Balanced Strategy............................   13,274,506   14,724,535
AXA Conservative Allocation......................   17,879,860   25,084,494
AXA Conservative Growth Strategy.................    6,947,889    4,395,738
AXA Conservative Strategy........................    2,418,708    2,529,569
AXA Conservative-Plus Allocation.................   37,936,438   32,301,115
AXA Global Equity Managed Volatility.............   30,761,980   56,736,274
AXA Growth Strategy..............................       41,331       34,698
AXA International Core Managed Volatility........   18,154,468   25,463,791
AXA International Managed Volatility.............    3,840,130    2,176,754
AXA International Value Managed Volatility.......   16,951,275   27,395,254
AXA Large Cap Core Managed Volatility............    6,342,869    5,903,937
AXA Large Cap Growth Managed Volatility..........   97,434,365   94,584,599
AXA Large Cap Value Managed Volatility...........   50,027,394  113,904,450
AXA Mid Cap Value Managed Volatility.............   64,480,643   67,853,244
AXA Moderate Allocation..........................  227,773,065  249,108,125
AXA Moderate Growth Strategy.....................   21,851,834   11,230,656

                                    FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

4. Purchases and Sales of Portfolios (Continued)

                                                       PURCHASES      SALES
                                                      ------------ ------------
AXA Moderate-Plus Allocation......................... $185,516,199 $153,768,407
AXA/AB Dynamic Moderate Growth.......................    4,175,643    3,487,283
AXA/AB Small Cap Growth..............................   61,167,341   54,131,081
AXA/ClearBridge Large Cap Growth.....................   29,604,400   38,151,581
AXA/Franklin Balanced Managed Volatility.............   13,830,159   15,673,459
AXA/Franklin Small Cap Value Managed Volatility......    4,865,858    3,921,214
AXA/Franklin Templeton Allocation Managed Volatility.   11,772,374   12,663,566
AXA/Janus Enterprise.................................   67,887,324   45,234,425
AXA/Loomis Sayles Growth.............................   26,000,858   15,403,766
AXA/Mutual Large Cap Equity Managed Volatility.......    3,813,760    4,599,203
AXA/Templeton Global Equity Managed Volatility.......    6,061,315    7,326,945
Charter/SM/ Moderate.................................      185,473        4,052
Charter/SM/ Multi-Sector Bond........................   10,497,752   15,042,693
Charter/SM/ Small Cap Growth.........................    8,157,777    8,894,409
Charter/SM/ Small Cap Value..........................    9,771,174   19,255,831
EQ/BlackRock Basic Value Equity......................  100,505,229  117,297,434
EQ/Capital Guardian Research.........................   27,965,135   29,789,151
EQ/Common Stock Index................................  147,585,524  321,071,100
EQ/Core Bond Index...................................   21,335,220   21,377,714
EQ/Emerging Markets Equity PLUS......................    9,615,272    4,389,766
EQ/Equity 500 Index..................................  276,249,900  208,629,273
EQ/Global Bond PLUS..................................    8,056,841   10,841,918
EQ/Intermediate Government Bond......................    5,660,705    9,924,935
EQ/International Equity Index........................   39,945,640   52,471,957
EQ/Invesco Comstock..................................   12,237,840   20,456,011
EQ/JPMorgan Value Opportunities......................   64,787,173   18,838,576
EQ/Large Cap Growth Index............................   59,718,188   37,210,879
EQ/Large Cap Value Index.............................   21,234,739   15,185,510
EQ/MFS International Growth..........................   38,450,345   19,627,825
EQ/Mid Cap Index.....................................  157,204,165   75,448,746
EQ/Money Market......................................  249,200,098  256,283,416
EQ/Oppenheimer Global................................   33,991,619   22,961,858
EQ/PIMCO Global Real Return..........................   16,393,669    6,868,372
EQ/PIMCO Ultra Short Bond............................   12,760,667   16,139,982
EQ/Quality Bond PLUS.................................    8,873,853   14,155,684
EQ/Small Company Index...............................   63,278,875   40,985,920
EQ/T. Rowe Price Growth Stock........................  154,480,829   71,818,734
EQ/UBS Growth & Income...............................   11,327,787    7,893,662
Fidelity(R) VIP Contrafund(R) Portfolio..............   88,754,852   56,437,032
Fidelity(R) VIP Equity-Income Portfolio..............    3,072,526    1,719,321
Fidelity(R) VIP Mid Cap Portfolio....................   13,574,687    5,625,836
Goldman Sachs VIT Mid Cap Value Fund.................   13,007,132    9,024,388
Invesco V.I. Diversified Dividend Fund...............   21,343,215    5,369,573
Invesco V.I. Global Real Estate Fund.................   23,496,221   15,246,798
Invesco V.I. High Yield Fund.........................   12,509,785    6,033,867
Invesco V.I. International Growth Fund...............   19,580,577   12,097,812
Invesco V.I. Mid Cap Core Equity Fund................    4,900,402    3,336,362
Invesco V.I. Small Cap Equity Fund...................    2,456,485    2,168,915
Ivy VIP Energy.......................................   23,340,330   19,770,926
Ivy VIP High Income..................................   70,067,856   35,918,032
Ivy VIP Mid Cap Growth...............................   29,500,171   20,172,556
Ivy VIP Small Cap Growth.............................    6,678,399    4,306,122
Lazard Retirement Emerging Markets Equity Portfolio..   55,815,411   35,108,065
MFS(R) International Value Portfolio.................  118,023,632   49,024,649

                                    FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

4. Purchases and Sales of Portfolios (Concluded)

                                                        PURCHASES     SALES
                                                       ----------- -----------
MFS(R) Investors Trust Series......................... $ 5,230,711 $ 3,315,091
MFS(R) Massachusetts Investors Growth Stock Portfolio.   4,357,682   3,486,893
MFS(R) Technology Portfolio...........................  61,485,083  34,381,746
MFS(R) Utilities Series...............................  24,497,400  19,564,516
Multimanager Aggressive Equity........................  31,175,097  92,592,336
Multimanager Core Bond................................  19,292,163  23,720,457
Multimanager Mid Cap Growth...........................  11,228,920  10,272,702
Multimanager Mid Cap Value............................   4,062,282   9,437,968
Multimanager Technology...............................  46,724,608  39,788,439
Oppenheimer Main Street Fund(R)/VA....................   2,094,828     699,048
PIMCO CommodityRealReturn(R) Strategy Portfolio.......   2,938,290   1,107,015
Target 2015 Allocation................................   6,172,203   8,776,560
Target 2025 Allocation................................  20,255,568  11,407,942
Target 2035 Allocation................................  17,801,148   7,987,753
Target 2045 Allocation................................  13,827,697   6,521,395
Target 2055 Allocation................................   4,834,132     927,827
Templeton Global Bond VIP Fund........................  15,805,826   9,145,514
VanEck VIP Global Hard Assets Fund....................   9,714,986  10,641,952

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT and VIP issue Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management and advisory services and other Portfolio expenses. Class A and Class B are also subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by the EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

   AXA Equitable Funds Management Group, LLC ("FMG LLC"), a wholly-owned subsidiary of AXA Equitable serves as investment manager of the Portfolios of EQAT and VIP. FMG LLC either (1) contracts with and oversees the activities of the investment sub-advisors with respect to the Portfolios and is responsible for retaining and discontinuing the services of those sub-advisors or (2) directly manages the Portfolios. FMG LLC receives management fees for services performed in its capacity as investment manager of the Portfolios of EQAT and VIP, and pays fees to the sub-advisors for sub-advisory services to the respective Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.46% to a high of 1.45% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.30% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the AXA/AB Dynamic Moderate Growth, AXA/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index and EQ/Small Company Index; as well as a portion of AXA Large Cap Value Managed Volatility, EQ/Emerging

                                    FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

5. Expenses and Related Party Transactions (Continued)

   Markets Equity PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network"). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with AXA Distributors.

   AXA Equitable serves as the transfer agent for EQAT and VIP.

6. Reorganizations

   In May 2017, pursuant to several Agreement and Plan of Reorganization and Termination, as approved by contractholders, certain Portfolios of EQ Advisors Trust (the "Surviving Portfolios") acquired the net assets of other Portfolios of AXA Premier VIP Trust and EQ Advisors Trust (the "Removed Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). For accounting purposes, these reorganizations were treated as a merger.

------------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                  SURVIVING PORTFOLIO
------------------------------------------------------------------------------------------
 MAY 19, 2017             AXA/PACIFIC GLOBAL                 1290 VT SMALL CAP VALUE
                          SMALL CAP VALUE
------------------------------------------------------------------------------------------
Shares -- Class B              84,551                            123,637
Value -- Class B          $      8.52                        $      9.87
Net Assets Before Merger  $   720,593                        $   499,670
Net Assets After Merger   $        --                        $ 1,220,263
Unrealized Loss           $    (7,624)
------------------------------------------------------------------------------------------
 MAY 19, 2017             ALL ASSET AGGRESSIVE-ALT 25        ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------
Shares -- Class B           1,074,899                          3,815,288
Value -- Class B          $     12.58                        $     20.09
Net Assets Before Merger  $13,524,308                        $63,106,868
Net Assets After Merger   $        --                        $76,631,176
Unrealized Gain           $   839,259
------------------------------------------------------------------------------------------
 MAY 19, 2017             CHARTER/SM/ INTERNATIONAL MODERATE CHARTER/SM/ MODERATE
------------------------------------------------------------------------------------------
Shares -- Class B              14,270                             13,526
Value -- Class B          $      9.74                        $     10.28
Net Assets Before Merger  $   138,993                        $        --
Net Assets After Merger   $        --                        $   138,993
Realized Gain             $     3,470
------------------------------------------------------------------------------------------
 MAY 19, 2017             CHARTER/SM/ REAL ASSETS            EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------
Shares -- Class B              28,588                          3,029,495
Value -- Class B          $      9.18                        $      9.86
Net Assets Before Merger  $   262,456                        $29,597,750
Net Assets After Merger   $        --                        $29,860,206
Realized Loss             $    (1,259)
------------------------------------------------------------------------------------------

   In 2016, there were no reorganizations within the Variable Investment Options of the Account.

                                    FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017


7. Asset-based Charges and Contractowner Charges

                                              MORTALITY AND                FINANCIAL
                                              EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                              ------------- -------------- ---------- -----
OLD CONTRACTS                                     0.58%          0.16%          --    0.74%
EQUIPLAN(R) CONTRACTS                             0.58%          0.16%          --    0.74%
EQUI-VEST(R) SERIES 100

EQ/Money Market,
EQ/Common Stock Index........................     0.56%          0.60%        0.24%   1.40%

All Other Funds..............................     0.50%          0.60%        0.24%   1.34%

MOMENTUM CONTRACTS

EQ/Money Market,
EQ/Common Stock Index........................     0.65%          0.60%        0.24%   1.49%

All Other Funds..............................     0.50%          0.60%        0.24%   1.34%

EQUI-VEST(R) SERIES 200

EQ/Money Market,
EQ/Common Stock Index........................     1.15%          0.25%          --    1.40%

All Other Funds..............................     1.09%          0.25%          --    1.34%

EQUI-VEST(R) SERIES 201

All Other Funds..............................     0.95%          0.25%          --    1.20%

EQUI-VEST(R) SERIES 300 AND 400 CONTRACTS

EQ/Money Market, EQ/Common Stock Index,
Multimanager Aggressive Equity and
AXA Moderate Alloocation.....................     1.10%          0.25%          --    1.35%

All Other Funds..............................     1.10%          0.24%          --    1.34%

MOMENTUM PLUS CONTRACTS                           1.10%          0.25%          --    1.35%
EQUI-VEST(R)SERIES 500 CONTRACTS                  1.20%          0.25%          --    1.45%
EQUI-VEST(R) AT RETIREMENT

1.30% All Funds..............................     0.80%          0.50%          --    1.30%

1.25% All Funds..............................     0.75%          0.50%          --    1.25%

EQUI-VEST(R)SERIES 600 AND 800 CONTRACTS          0.95%          0.25%          --    1.20%
EQUI-VEST(R) VANTAGE CONTRACTS

0.90% All Funds..............................     0.90%            --           --    0.90%

0.70% All Funds..............................     0.70%            --           --    0.70%

0.50% All Funds..............................     0.50%            --           --    0.50%

EQUI-VEST(R) STRATEGIES CONTRACTS SERIES 900

1.20% All Funds..............................     1.20%            --           --    1.20%

0.90% All Funds..............................     0.90%            --           --    0.90%

0.70% All Funds..............................     0.70%            --           --    0.70%

0.50% All Funds..............................     0.50%            --           --    0.50%

0.25% All Funds..............................     0.25%            --           --    0.25%

                                    FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Asset-based Charges and Contractowner Charges (Continued)

                                              MORTALITY AND                FINANCIAL
                                              EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                              ------------- -------------- ---------- -----
EQUI-VEST(R) STRATEGIES CONTRACTS SERIES 901

0.00% All Funds..............................     0.00%            --          --     0.00%
0.10% All Funds..............................     0.10%            --          --     0.10%
0.25% All Funds..............................     0.25%            --          --     0.25%
0.50% All Funds..............................     0.50%            --          --     0.50%
0.60% All Funds..............................     0.60%            --          --     0.60%
0.70% All Funds..............................     0.70%            --          --     0.70%
0.80% All Funds..............................     0.80%            --          --     0.80%
0.90% All Funds..............................     0.90%            --          --     0.90%
1.00% All Funds..............................     1.00%            --          --     1.00%
1.10% All Funds..............................     1.10%            --          --     1.10%
1.15% All Funds..............................     1.15%            --          --     1.15%

EQUI-VEST(R) EXPRESS SERIES 700 CONTRACTS         0.70%          0.25%         --     0.95%
EQUI-VEST(R) EXPRESS SERIES 701 CONTRACTS

1.10% All Funds..............................     0.85%          0.25%         --     1.10%

EQUI-VEST(R) SERIES 801 CONTRACTS

1.25% All Funds..............................     1.00%          0.25%         --     1.25%

VARIABLE IMMEDIATE ANNUITY

0.50% All Funds..............................     0.40%          0.10%         --     0.50%

   Under the terms of the Contracts, the aggregate of these asset charges and the charges of the Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUIVEST Series 100/200 and Momentum Contracts for EQ/Money Market, EQ/Common Stock Index, Multimanager Aggressive Equity and AXA Moderate Allocation Variable Investment Options and 1.00% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the "Cap"). Fees for advisory services in excess of the Cap are refunded to the Variable Investment Options from AXA Equitable's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   For EQUI-VEST(R) Series 100/200 and EQUI-VEST(R) Series 201 for participants of employer plans that are subject to the rules of the Teachers Retirement System of Texas as well as EQUI-VEST(R) Vantage and EQUI-VEST(R) Strategies Contracts under Optional Retirement Programs in Texas, the total Separate Account A annual expenses and total expenses of the Trust, when added together, are not permitted to exceed 2.75% (except for Multimanager Aggressive Equity, AXA Moderate Allocation, EQ/Common Stock Index and EQ/Money Market options in EQUI-VEST(R) series 200, which are not permitted to exceed 1.75%). Fees for advisory services in excess of the cap are refunded to the Variable Investment Options from AXA Equitable's general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   Included as part of "Contract Maintenance Charges" in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

                                    FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Asset-based Charges and Contractowner Charges (Continued)


   The table below lists all the fees charged by the Variable Investment Option assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                             WHEN CHARGE
               CHARGES                       IS DEDUCTED                          AMOUNT DEDUCTED
                -------                       -----------                          ---------------

Annual Administrative charge            Annual                  LOW - $0 depending on the product and account
                                                                value.

                                                                HIGH - Depending on account value, $50 if the
                                                                account value on the last business day of the
                                                                contract year is less than $100,000.

Withdrawal Charge                       At time of transaction  LOW - 5% of withdrawals or contributions made in the current and prior five participation years,
                                                                whichever is less.

                                                                HIGH - 7% of contributions withdrawn, declining by
                                                                1% each contract years following each contribution.

                                                                Exceptions and limitations may eliminate or reduce
                                                                the withdrawal charge.

Plan Loan charges                       At time of transaction  $25 set-up fee and $6.25 quarterly recordkeeping fee or $300 per plan (prorated on the first year).

Variable Immediate Annuity Payout       At time of transaction  $350 annuity administration fee
option

Charge for third-party transfer or      At time of transaction  $0 to $65
exchange

Enhanced death benefit charge           Participation date      0.15% of account value


Guaranteed Minimum Income Benefit                               0.65%


Guaranteed Withdrawal Benefit for Life                          LOW - 0.60% for single life option;
                                                                0.75% for joint life option

                                                                HIGH - 0.75% for single life;
                                                                0.90% for joint life

Sales Premium and Other Applicable                              Current tax charge varies by jurisdiction and ranges
Taxes                                                           from 0% to 3.5%



Guaranteed minimum death benefit                                STANDARD DEATH BENEFIT (AVAILABLE ONLY WITH
                                                                THE GUARANTEED MINIMUM INCOME BENEFIT) -
                                                                0.00%

                                                                GWBL STANDARD DEATH BENEFIT - 0.00%

                                                                ANNUAL RACHET TO AGE 85 - 0.25% of the
                                                                Annual Rachet to age 85 benefit base

                                                                GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL
                                                                RACHET TO AGE 85 - 0.60% of the greater of 6%
                                                                roll-up to age 85 benefit base, as applicable

                                                                GWBL ENHANCED DEATH BENEFIT - 0.30% of the
                                                                GWBL Enhance death benefit base

                  AMOUNT DEDUCTED                         HOW DEDUCTED
                   ---------------                         ------------

LOW - $0 depending on the product and account         Unit liquidation from
value.                                                account value

HIGH - Depending on account value, $50 if the         Unit liquidation from
account value on the last business day of the         account value
contract year is less than $100,000.

LOW - 5% of withdrawals or contributions made in      Unit liquidation from
the current and prior five participation years,       account value
whichever is less.

HIGH - 7% of contributions withdrawn, declining by 1% each contract years following each contribution.

Exceptions and limitations may eliminate or reduce the withdrawal charge.

$25 set-up fee and $6.25 quarterly recordkeeping      Unit liquidation from
fee or $300 per plan (prorated on the first year).    account value

$350 annuity administration fee                       Unit liquidation from
               account value

$0 to $65                                             Unit liquidation from
               account value

0.15% of account value                                Unit liquidation from
                                                      account value

0.65%                                                 Unit liquidation from
                                                      account value

LOW - 0.60% for single life option;
0.75% for joint life option

HIGH - 0.75% for single life;
0.90% for joint life

Current tax charge varies by jurisdiction and ranges  Deducted from the
from 0% to 3.5%                                       amount applied to
                                                      provide an annuity
                                                      payout option

STANDARD DEATH BENEFIT (AVAILABLE ONLY WITH           Unit liquidation from
THE GUARANTEED MINIMUM INCOME BENEFIT) -
0.00%

GWBL STANDARD DEATH BENEFIT - 0.00%

ANNUAL RACHET TO AGE 85 - 0.25% of the
Annual Rachet to age 85 benefit base

GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL
RACHET TO AGE 85 - 0.60% of the greater of 6% roll-up to age 85 benefit base, as applicable

GWBL ENHANCED DEATH BENEFIT - 0.30% of the
GWBL Enhance death benefit base

                                    FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Asset-based Charges and Contractowner Charges (Concluded)

                                        WHEN CHARGE
           CHARGES                      IS DEDUCTED                              AMOUNT DEDUCTED
            -------                     -----------                               ---------------

Personal Income Benefit Charge  Contract/Participation Date  1.00% of the Personal Income Benefit account
                                Anniversary                  value

Managed Account Service Fee     Quarterly                    The managed Account Service ("MAS") Advisory fee
                                                             is a quarterly fee that can be charged at an annual
                                                             rate of up to 0.60%. The amount of the fee may be
                                                             lower and varies among broker-dealers. The fee will
                                                             be deducted pro rata from the Non-Personal Income
                                                             Benefit variable investment options and guaranteed
                                                             interest option first, then from the account for special
                                                             dollar cost averaging. The MAS Advisory fee does not
                                                             apply to Personal Income Benefit related assets.

Wire Transfer Charge            At time of transaction       $90 for outgoing wire transfers


Express Mail Charge             At time of transaction       $35 for checks sent by express delivery


                    AMOUNT DEDUCTED                           HOW DEDUCTED
                     ---------------                           ------------

1.00% of the Personal Income Benefit account              Unit liquidation from
value                                                     account value

The managed Account Service ("MAS") Advisory fee          Unit liquidation from
is a quarterly fee that can be charged at an annual       account value
rate of up to 0.60%. The amount of the fee may be
lower and varies among broker-dealers. The fee will
be deducted pro rata from the Non-Personal Income
Benefit variable investment options and guaranteed
interest option first, then from the account for special
dollar cost averaging. The MAS Advisory fee does not
apply to Personal Income Benefit related assets.

$90 for outgoing wire transfers                           Unit liquidation from
                                                          account value

$35 for checks sent by express delivery                   Unit liquidation from
                                                          account value

8. Financial highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                    YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
2017  Lowest contract charge 0.50% Class B       $120.36          --                --          --        9.07%
      Highest contract charge 1.34% Class B      $115.72          --                --          --        8.15%
      All contract charges                            --          98           $11,438        0.62%         --
2016  Lowest contract charge 0.50% Class B       $110.35          --                --          --        8.06%
      Highest contract charge 1.34% Class B      $107.00          --                --          --        7.16%
      All contract charges                            --          75           $ 7,993        1.70%         --
2015  Lowest contract charge 0.50% Class B       $102.12          --                --          --       (4.20)%
      Highest contract charge 1.34% Class B      $ 99.85          --                --          --       (5.01)%
      All contract charges                            --          54           $ 5,512        0.98%         --
2014  Lowest contract charge 0.50% Class B       $106.60          --                --          --        1.91%
      Highest contract charge 1.34% Class B      $105.12          --                --          --        1.05%
      All contract charges                            --          30           $ 3,194        2.89%         --
2013  Lowest contract charge 0.50% Class B(a)    $104.60          --                --          --        3.87%
      Highest contract charge 1.34% Class B(a)   $104.03          --                --          --        3.33%
      All contract charges                            --           3           $   380        2.80%         --
1290 VT DOUBLELINE OPPORTUNISTIC BOND
2017  Lowest contract charge 0.50% Class B       $105.73          --                --          --        3.41%
      Highest contract charge 1.25% Class B      $103.65          --                --          --        2.64%
      All contract charges                            --          61           $ 6,425        2.18%         --
2016  Lowest contract charge 0.50% Class B       $102.24          --                --          --        4.35%
      Highest contract charge 1.25% Class B      $100.98          --                --          --        3.56%
      All contract charges                            --          26           $ 2,603        4.08%         --
2015  Lowest contract charge 0.50% Class B(d)    $ 97.98          --                --          --       (2.28)%
      Highest contract charge 1.25% Class B(d)   $ 97.51          --                --          --       (2.72)%
      All contract charges                            --           7           $   678        3.46%         --

                                    FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
1290 VT EQUITY INCOME
2017  Lowest contract charge 0.50% Class B       $241.94            --                --        --       15.26%
      Highest contract charge 1.45% Class B      $213.12            --                --        --       14.16%
      All contract charges                            --           544        $  117,542      1.67%         --
2016  Lowest contract charge 0.50% Class B       $209.90            --                --        --       12.42%
      Highest contract charge 1.45% Class B      $186.68            --                --        --       11.35%
      All contract charges                            --           569        $  107,751      2.00%         --
2015  Lowest contract charge 0.50% Class B       $186.71            --                --        --       (2.19)%
      Highest contract charge 1.45% Class B      $167.65            --                --        --       (3.13)%
      All contract charges                            --           604        $  102,239      1.58%         --
2014  Lowest contract charge 0.50% Class B       $190.90            --                --        --        8.13%
      Highest contract charge 1.45% Class B      $173.06            --                --        --        7.09%
      All contract charges                            --           630        $  109,337      1.56%         --
2013  Lowest contract charge 0.50% Class B       $176.55            --                --        --       31.10%
      Highest contract charge 1.45% Class B      $161.60            --                --        --       29.85%
      All contract charges                            --           649        $  105,279      2.16%         --
1290 VT GAMCO MERGERS & ACQUISITIONS
2017  Lowest contract charge 0.50% Class B       $179.58            --                --        --        5.65%
      Highest contract charge 1.45% Class B      $159.04            --                --        --        4.65%
      All contract charges                            --           107        $   17,240      0.16%         --
2016  Lowest contract charge 0.50% Class B       $169.97            --                --        --        7.16%
      Highest contract charge 1.45% Class B      $151.98            --                --        --        6.14%
      All contract charges                            --           116        $   17,653      0.01%         --
2015  Lowest contract charge 0.50% Class B       $158.62            --                --        --        2.10%
      Highest contract charge 1.34% Class B      $144.91            --                --        --        1.24%
      All contract charges                            --           127        $   18,277      0.00%         --
2014  Lowest contract charge 0.50% Class B       $155.35            --                --        --        1.13%
      Highest contract charge 1.34% Class B      $143.13            --                --        --        0.28%
      All contract charges                            --           141        $   20,188      0.00%         --
2013  Lowest contract charge 0.50% Class B       $153.61            --                --        --       10.43%
      Highest contract charge 1.45% Class B      $141.35            --                --        --        9.37%
      All contract charges                            --           149        $   21,110      0.42%         --
1290 VT GAMCO SMALL COMPANY VALUE
2017  Lowest contract charge 0.00% Class B       $139.36            --                --        --       16.09%
      Highest contract charge 1.45% Class B      $363.24            --                --        --       14.42%
      All contract charges                            --         2,891        $1,046,106      0.63%         --
2016  Lowest contract charge 0.00% Class B(f)    $120.04            --                --        --       36.95%
      Highest contract charge 1.45% Class B      $317.46            --                --        --       21.49%
      All contract charges                            --         2,786        $  878,428      0.52%         --
2015  Lowest contract charge 0.40% Class B       $144.27            --                --        --       (6.08)%
      Highest contract charge 1.45% Class B      $261.31            --                --        --       (7.07)%
      All contract charges                            --         2,669        $  692,281      0.54%         --
2014  Lowest contract charge 0.40% Class B       $153.61            --                --        --        2.66%
      Highest contract charge 1.45% Class B      $281.18            --                --        --        1.57%
      All contract charges                            --         2,576        $  717,726      0.28%         --
2013  Lowest contract charge 0.40% Class B       $149.63            --                --        --       38.56%
      Highest contract charge 1.45% Class B      $276.83            --                --        --       37.10%
      All contract charges                            --         2,476        $  678,585      0.28%         --
1290 VT HIGH YIELD BOND
2017  Lowest contract charge 0.50% Class B       $117.28            --                --        --        5.94%
      Highest contract charge 1.45% Class B(a)   $112.18            --                --        --        4.94%
      All contract charges                            --           113        $   12,965      5.57%         --
2016  Lowest contract charge 0.50% Class B       $110.70            --                --        --       11.17%
      Highest contract charge 1.34% Class B      $107.33            --                --        --       10.23%
      All contract charges                            --            78        $    8,523      6.19%         --

                                    FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
1290 VT HIGH YIELD BOND (CONTINUED)
2015  Lowest contract charge 0.50% Class B       $ 99.58           --               --          --        (3.57)%
      Highest contract charge 1.34% Class B      $ 97.37           --               --          --        (4.39)%
      All contract charges                            --           55          $ 5,403        7.01%          --
2014  Lowest contract charge 0.50% Class B(a)    $103.27           --               --          --         1.40%
      Highest contract charge 1.34% Class B      $101.84           --               --          --         0.54%
      All contract charges                            --           30          $ 3,131        5.58%          --
2013  Lowest contract charge 0.90% Class B(a)    $101.58           --               --          --         1.91%
      Highest contract charge 1.34% Class B(a)   $101.29           --               --          --         1.63%
      All contract charges                            --           10          $ 1,010        8.79%          --
1290 VT SMALL CAP VALUE(G)
2017  Lowest contract charge 0.50% Class B       $121.70           --               --          --        12.22%
      Highest contract charge 1.25% Class B      $119.30           --               --          --        11.37%
      All contract charges                            --           14          $ 1,709        0.81%          --
2016  Lowest contract charge 0.50% Class B       $108.45           --               --          --        23.63%
      Highest contract charge 1.25% Class B(d)   $107.12           --               --          --        22.70%
      All contract charges                            --            3          $   307        3.23%          --
2015  Lowest contract charge 0.50% Class B(d)    $ 87.72           --               --          --       (11.70)%
      Highest contract charge 1.20% Class B(d)   $ 87.33           --               --          --       (12.07)%
      All contract charges                            --            1          $    76        0.81%          --
1290 VT SMARTBETA EQUITY
2017  Lowest contract charge 0.50% Class B       $122.52           --               --          --        21.12%
      Highest contract charge 1.25% Class B      $120.10           --               --          --        20.20%
      All contract charges                            --           10          $ 1,257        1.90%          --
2016  Lowest contract charge 0.50% Class B(d)    $101.16           --               --          --         5.38%
      Highest contract charge 1.25% Class B      $ 99.92           --               --          --         4.58%
      All contract charges                            --            3          $   392        2.12%          --
2015  Lowest contract charge 0.90% Class B(d)    $ 95.76           --               --          --        (2.94)%
      Highest contract charge 1.25% Class B(d)   $ 95.54           --               --          --        (3.15)%
      All contract charges                            --           --          $    74        3.31%          --
1290 VT SOCIALLY RESPONSIBLE
2017  Lowest contract charge 0.00% Class B(f)    $133.05           --               --          --        20.40%
      Highest contract charge 1.45% Class B      $212.80           --               --          --        18.66%
      All contract charges                            --          320          $54,460        1.05%          --
2016  Lowest contract charge 0.00% Class B       $178.36           --               --          --         9.96%
      Highest contract charge 1.45% Class B      $179.33           --               --          --         8.36%
      All contract charges                            --          319          $45,604        1.20%          --
2015  Lowest contract charge 0.00% Class B(e)    $162.21           --               --          --        (4.35)%
      Highest contract charge 1.45% Class B      $165.49           --               --          --        (0.98)%
      All contract charges                            --          329          $43,199        1.02%          --
2014  Lowest contract charge 0.40% Class B       $153.55           --               --          --        13.15%
      Highest contract charge 1.45% Class B      $167.13           --               --          --        11.96%
      All contract charges                            --          326          $43,049        0.82%          --
2013  Lowest contract charge 0.40% Class B       $135.70           --               --          --        33.80%
      Highest contract charge 1.45% Class B      $149.27           --               --          --        32.38%
      All contract charges                            --          312          $36,819        0.79%          --
ALL ASSET GROWTH-ALT 20(H)
2017  Lowest contract charge 0.50% Class B       $178.18           --               --          --        15.32%
      Highest contract charge 1.45% Class B      $164.54           --               --          --        14.22%
      All contract charges                            --          500          $84,044        1.62%          --
2016  Lowest contract charge 0.50% Class B       $154.51           --               --          --         9.02%
      Highest contract charge 1.45% Class B      $144.06           --               --          --         7.98%
      All contract charges                            --          404          $59,126        1.36%          --
2015  Lowest contract charge 0.50% Class B       $141.73           --               --          --        (4.44)%
      Highest contract charge 1.45% Class B      $133.41           --               --          --        (5.36)%
      All contract charges                            --          391          $52,828        0.83%          --

                                    FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
ALL ASSET GROWTH-ALT 20(H) (CONTINUED)
2014  Lowest contract charge 0.50% Class B       $148.32           --               --          --        1.88%
      Highest contract charge 1.45% Class B      $140.96           --               --          --        0.91%
      All contract charges                            --          387          $55,179        1.49%         --
2013  Lowest contract charge 0.50% Class B       $145.58           --               --          --       13.55%
      Highest contract charge 1.45% Class B      $139.69           --               --          --       12.47%
      All contract charges                            --          356          $50,117        1.47%         --
AMERICAN CENTURY VP MID CAP VALUE FUND
2017  Lowest contract charge 0.00% Class II      $135.24           --               --          --       11.46%
      Highest contract charge 1.20% Class II     $227.87           --               --          --       10.14%
      All contract charges                            --          329          $75,262        1.44%         --
2016  Lowest contract charge 0.00% Class II(f)   $121.33           --               --          --       34.65%
      Highest contract charge 1.20% Class II     $206.90           --               --          --       21.25%
      All contract charges                            --          226          $47,193        1.61%         --
2015  Lowest contract charge 0.50% Class II      $177.64           --               --          --       (2.07)%
      Highest contract charge 1.20% Class II     $170.64           --               --          --       (2.76)%
      All contract charges                            --          145          $24,827        1.50%         --
2014  Lowest contract charge 0.50% Class II      $181.40           --               --          --       15.66%
      Highest contract charge 1.20% Class II     $175.49           --               --          --       14.85%
      All contract charges                            --           89          $15,575        1.04%         --
2013  Lowest contract charge 0.50% Class II      $156.84           --               --          --       29.25%
      Highest contract charge 1.20% Class II     $152.80           --               --          --       28.34%
      All contract charges                            --           59          $ 8,994        1.11%         --
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
2017  Lowest contract charge 0.50% Class 4       $105.80           --               --          --        2.78%
      Highest contract charge 1.45% Class 4      $101.19           --               --          --        1.80%
      All contract charges                            --          433          $44,600        2.08%         --
2016  Lowest contract charge 0.50% Class 4       $102.94           --               --          --        2.29%
      Highest contract charge 1.45% Class 4      $ 99.40           --               --          --        1.31%
      All contract charges                            --          362          $36,249        1.73%         --
2015  Lowest contract charge 0.50% Class 4       $100.64           --               --          --       (0.57)%
      Highest contract charge 1.45% Class 4      $ 98.11           --               --          --       (1.53)%
      All contract charges                            --          247          $24,490        1.87%         --
2014  Lowest contract charge 0.50% Class 4       $101.22           --               --          --        4.62%
      Highest contract charge 1.45% Class 4(a)   $ 99.63           --               --          --        3.62%
      All contract charges                            --          130          $13,071        3.66%         --
2013  Lowest contract charge 0.50% Class 4(a)    $ 96.75           --               --          --       (2.72)%
      Highest contract charge 1.34% Class 4(a)   $ 96.22           --               --          --       (3.23)%
      All contract charges                            --           14          $ 1,435        3.54%         --
AXA 400 MANAGED VOLATILITY
2017  Lowest contract charge 0.40% Class B       $196.93           --               --          --       14.77%
      Highest contract charge 1.45% Class B      $167.54           --               --          --       13.56%
      All contract charges                            --           79          $16,486        0.79%         --
2016  Lowest contract charge 0.40% Class B       $171.59           --               --          --       19.20%
      Highest contract charge 1.45% Class B      $147.53           --               --          --       17.95%
      All contract charges                            --           66          $12,251        0.92%         --
2015  Lowest contract charge 0.40% Class B       $143.95           --               --          --       (3.50)%
      Highest contract charge 1.34% Class B      $166.05           --               --          --       (4.41)%
      All contract charges                            --           45          $ 7,382        0.56%         --
2014  Lowest contract charge 0.40% Class B       $149.17           --               --          --        8.37%
      Highest contract charge 1.34% Class B      $173.71           --               --          --        7.33%
      All contract charges                            --           41          $ 7,055        0.43%         --
2013  Lowest contract charge 0.40% Class B       $137.65           --               --          --       31.15%
      Highest contract charge 1.34% Class B      $161.84           --               --          --       29.92%
      All contract charges                            --           40          $ 6,117        0.18%         --

                                    FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA 500 MANAGED VOLATILITY
2017  Lowest contract charge 0.50% Class B    $219.37            --               --         --       20.16%
      Highest contract charge 1.34% Class B   $230.07            --               --         --       19.15%
      All contract charges                         --           120         $ 26,598       1.21%         --
2016  Lowest contract charge 0.50% Class B    $182.57            --               --         --       10.47%
      Highest contract charge 1.34% Class B   $193.10            --               --         --        9.54%
      All contract charges                         --           104         $ 19,418       1.31%         --
2015  Lowest contract charge 0.50% Class B    $165.27            --               --         --       (0.14)%
      Highest contract charge 1.34% Class B   $176.28            --               --         --       (0.98)%
      All contract charges                         --            87         $ 14,632       0.97%         --
2014  Lowest contract charge 0.50% Class B    $165.50            --               --         --       12.03%
      Highest contract charge 1.34% Class B   $178.03            --               --         --       11.08%
      All contract charges                         --            76         $ 12,843       0.68%         --
2013  Lowest contract charge 0.70% Class B    $163.76            --               --         --       30.02%
      Highest contract charge 1.34% Class B   $160.27            --               --         --       29.18%
      All contract charges                         --            58         $  8,943       0.49%         --
AXA 2000 MANAGED VOLATILITY
2017  Lowest contract charge 0.50% Class B    $195.64            --               --         --       13.29%
      Highest contract charge 1.34% Class B   $216.53            --               --         --       12.34%
      All contract charges                         --            39         $  7,758       0.75%         --
2016  Lowest contract charge 0.50% Class B    $172.69            --               --         --       19.92%
      Highest contract charge 1.34% Class B   $192.75            --               --         --       18.92%
      All contract charges                         --            33         $  5,859       0.82%         --
2015  Lowest contract charge 0.50% Class B    $144.00            --               --         --       (5.57)%
      Highest contract charge 1.34% Class B   $162.09            --               --         --       (6.37)%
      All contract charges                         --            26         $  4,016       0.40%         --
2014  Lowest contract charge 0.50% Class B    $152.50            --               --         --        3.54%
      Highest contract charge 1.34% Class B   $173.12            --               --         --        2.66%
      All contract charges                         --            23         $  3,815       0.15%         --
2013  Lowest contract charge 0.70% Class B    $172.30            --               --         --       36.42%
      Highest contract charge 1.34% Class B   $168.64            --               --         --       35.55%
      All contract charges                         --            22         $  3,583       0.13%         --
AXA AGGRESSIVE ALLOCATION
2017  Lowest contract charge 0.50% Class B    $240.17            --               --         --       18.50%
      Highest contract charge 1.45% Class B   $209.49            --               --         --       17.37%
      All contract charges                         --         3,343         $719,502       1.53%         --
2016  Lowest contract charge 0.50% Class B    $202.67            --               --         --        8.25%
      Highest contract charge 1.45% Class B   $178.48            --               --         --        7.21%
      All contract charges                         --         3,348         $610,865       0.97%         --
2015  Lowest contract charge 0.50% Class B    $187.23            --               --         --       (2.25)%
      Highest contract charge 1.45% Class B   $166.47            --               --         --       (3.18)%
      All contract charges                         --         3,347         $567,396       0.97%         --
2014  Lowest contract charge 0.50% Class B    $191.54            --               --         --        4.20%
      Highest contract charge 1.45% Class B   $171.94            --               --         --        3.20%
      All contract charges                         --         3,294         $574,931       1.61%         --
2013  Lowest contract charge 0.50% Class B    $183.82            --               --         --       25.79%
      Highest contract charge 1.45% Class B   $166.61            --               --         --       24.61%
      All contract charges                         --         3,201         $539,875       2.58%         --
AXA BALANCED STRATEGY
2017  Lowest contract charge 1.25% Class A    $149.23            --               --         --        8.48%
      Highest contract charge 1.25% Class A   $149.23            --               --         --        8.48%
      All contract charges                         --             1         $    193       1.27%         --
2016  Lowest contract charge 1.25% Class A    $137.56            --               --         --        4.66%
      Highest contract charge 1.25% Class A   $137.56            --               --         --        4.66%
      All contract charges                         --             1         $    188       0.90%         --

                                    FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA BALANCED STRATEGY (CONTINUED)
2015  Lowest contract charge 1.10% Class A    $132.70           --                --         --       (1.73)%
      Highest contract charge 1.25% Class A   $131.44           --                --         --       (1.88)%
      All contract charges                         --            1          $    189       1.03%         --
2014  Lowest contract charge 1.10% Class A    $135.04           --                --         --        3.25%
      Highest contract charge 1.25% Class A   $133.96           --                --         --        3.09%
      All contract charges                         --            2          $    253       1.18%         --
2013  Lowest contract charge 1.10% Class A    $130.79           --                --         --       12.41%
      Highest contract charge 1.25% Class A   $129.94           --                --         --       12.24%
      All contract charges                         --            2          $    261       2.29%         --
AXA BALANCED STRATEGY
2017  Lowest contract charge 0.50% Class B    $138.98           --                --         --        9.30%
      Highest contract charge 1.45% Class B   $131.66           --                --         --        8.26%
      All contract charges                         --          869          $132,545       1.27%         --
2016  Lowest contract charge 0.50% Class B    $127.15           --                --         --        5.45%
      Highest contract charge 1.45% Class B   $121.61           --                --         --        4.45%
      All contract charges                         --          880          $124,745       0.90%         --
2015  Lowest contract charge 0.50% Class B    $120.58           --                --         --       (1.13)%
      Highest contract charge 1.45% Class B   $116.43           --                --         --       (2.09)%
      All contract charges                         --          802          $108,841       1.03%         --
2014  Lowest contract charge 0.50% Class B    $121.96           --                --         --        3.88%
      Highest contract charge 1.45% Class B   $118.91           --                --         --        2.88%
      All contract charges                         --          705          $ 98,111       1.18%         --
2013  Lowest contract charge 0.50% Class B    $117.41           --                --         --       13.09%
      Highest contract charge 1.30% Class B   $138.86           --                --         --       12.18%
      All contract charges                         --          598          $ 81,315       2.29%         --
AXA CONSERVATIVE ALLOCATION
2017  Lowest contract charge 0.50% Class B    $150.36           --                --         --        4.42%
      Highest contract charge 1.45% Class B   $131.15           --                --         --        3.43%
      All contract charges                         --          806          $106,472       1.10%         --
2016  Lowest contract charge 0.50% Class B    $143.99           --                --         --        2.41%
      Highest contract charge 1.45% Class B   $126.80           --                --         --        1.44%
      All contract charges                         --          884          $112,214       0.95%         --
2015  Lowest contract charge 0.50% Class B    $140.60           --                --         --       (0.73)%
      Highest contract charge 1.45% Class B   $125.00           --                --         --       (1.69)%
      All contract charges                         --          912          $113,613       0.81%         --
2014  Lowest contract charge 0.50% Class B    $141.64           --                --         --        2.10%
      Highest contract charge 1.45% Class B   $127.15           --                --         --        1.12%
      All contract charges                         --          954          $121,032       0.86%         --
2013  Lowest contract charge 0.50% Class B    $138.73           --                --         --        3.82%
      Highest contract charge 1.45% Class B   $125.74           --                --         --        2.83%
      All contract charges                         --          988          $123,006       0.92%         --
AXA CONSERVATIVE GROWTH STRATEGY
2017  Lowest contract charge 0.50% Class B    $130.26           --                --         --        7.44%
      Highest contract charge 1.34% Class B   $124.19           --                --         --        6.54%
      All contract charges                         --          223          $ 29,665       1.25%         --
2016  Lowest contract charge 0.50% Class B    $121.24           --                --         --        4.44%
      Highest contract charge 1.34% Class B   $116.57           --                --         --        3.56%
      All contract charges                         --          204          $ 25,591       0.90%         --
2015  Lowest contract charge 0.50% Class B    $116.09           --                --         --       (0.96)%
      Highest contract charge 1.34% Class B   $112.56           --                --         --       (1.80)%
      All contract charges                         --          181          $ 22,059       1.01%         --
2014  Lowest contract charge 0.50% Class B    $117.21           --                --         --        3.29%
      Highest contract charge 1.34% Class B   $114.62           --                --         --        2.42%
      All contract charges                         --          151          $ 18,926       1.09%         --
2013  Lowest contract charge 0.50% Class B    $113.48           --                --         --        9.97%
      Highest contract charge 1.30% Class B   $132.18           --                --         --        9.08%
      All contract charges                         --          118          $ 14,831       1.92%         --

                                    FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA CONSERVATIVE STRATEGY
2017  Lowest contract charge 0.50% Class B    $113.89            --               --         --        3.74%
      Highest contract charge 1.34% Class B   $108.58            --               --         --        2.88%
      All contract charges                         --            86         $  9,802       1.04%         --
2016  Lowest contract charge 0.50% Class B    $109.78            --               --         --        2.31%
      Highest contract charge 1.34% Class B   $105.54            --               --         --        1.45%
      All contract charges                         --            87         $  9,714       0.85%         --
2015  Lowest contract charge 0.50% Class B    $107.30            --               --         --       (0.67)%
      Highest contract charge 1.34% Class B   $104.03            --               --         --       (1.51)%
      All contract charges                         --            74         $  8,166       0.87%         --
2014  Lowest contract charge 0.70% Class B    $107.44            --               --         --        1.88%
      Highest contract charge 1.34% Class B   $105.63            --               --         --        1.24%
      All contract charges                         --            61         $  6,971       0.78%         --
2013  Lowest contract charge 0.90% Class B    $105.11            --               --         --        3.44%
      Highest contract charge 1.34% Class B   $104.34            --               --         --        2.98%
      All contract charges                         --            60         $  6,833       1.27%         --
AXA CONSERVATIVE-PLUS ALLOCATION
2017  Lowest contract charge 0.50% Class B    $171.43            --               --         --        8.28%
      Highest contract charge 1.45% Class B   $149.53            --               --         --        7.25%
      All contract charges                         --         1,455         $220,539       1.21%         --
2016  Lowest contract charge 0.50% Class B    $158.32            --               --         --        4.21%
      Highest contract charge 1.45% Class B   $139.42            --               --         --        3.22%
      All contract charges                         --         1,464         $206,424       0.94%         --
2015  Lowest contract charge 0.50% Class B    $151.92            --               --         --       (1.15)%
      Highest contract charge 1.45% Class B   $135.07            --               --         --       (2.09)%
      All contract charges                         --         1,489         $202,513       0.83%         --
2014  Lowest contract charge 0.50% Class B    $153.69            --               --         --        2.64%
      Highest contract charge 1.45% Class B   $137.96            --               --         --        1.67%
      All contract charges                         --         1,503         $208,413       1.02%         --
2013  Lowest contract charge 0.50% Class B    $149.73            --               --         --        9.69%
      Highest contract charge 1.45% Class B   $135.70            --               --         --        8.64%
      All contract charges                         --         1,495         $203,468       1.43%         --
AXA GLOBAL EQUITY MANAGED VOLATILITY
2017  Lowest contract charge 0.50% Class B    $378.49            --               --         --       25.45%
      Highest contract charge 1.45% Class B   $373.24            --               --         --       24.26%
      All contract charges                         --         1,396         $406,202       1.08%         --
2016  Lowest contract charge 0.50% Class B    $301.70            --               --         --        3.96%
      Highest contract charge 1.45% Class B   $300.37            --               --         --        2.97%
      All contract charges                         --         1,497         $348,728       0.91%         --
2015  Lowest contract charge 0.50% Class B    $290.21            --               --         --       (2.22)%
      Highest contract charge 1.45% Class B   $291.72            --               --         --       (3.15)%
      All contract charges                         --         1,629         $363,975       0.88%         --
2014  Lowest contract charge 0.50% Class B    $296.80            --               --         --        1.18%
      Highest contract charge 1.45% Class B   $301.21            --               --         --        0.21%
      All contract charges                         --         1,741         $398,475       0.95%         --
2013  Lowest contract charge 0.50% Class B    $293.34            --               --         --       19.76%
      Highest contract charge 1.45% Class B   $300.57            --               --         --       18.61%
      All contract charges                         --         1,872         $425,169       0.82%         --
AXA GROWTH STRATEGY
2017  Lowest contract charge 1.10% Class A    $175.20            --               --         --       12.48%
      Highest contract charge 1.25% Class A   $173.00            --               --         --       12.31%
      All contract charges                         --             9         $  1,528       1.51%         --
2016  Lowest contract charge 1.10% Class A    $155.76            --               --         --        6.90%
      Highest contract charge 1.25% Class A   $154.04            --               --         --        6.74%
      All contract charges                         --             9         $  1,370       0.95%         --

                                    FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------------------
                                                                            ACCUMULATION
                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------ ------------- --------
AXA GROWTH STRATEGY (CONTINUED)
2015  Lowest contract charge 1.10% Class A      $145.70            --               --         --        (2.06)%
      Highest contract charge 1.25% Class A     $144.31            --               --         --        (2.22)%
      All contract charges                           --             9         $  1,292       1.14%          --
2014  Lowest contract charge 1.10% Class A      $148.77            --               --         --         4.45%
      Highest contract charge 1.25% Class A     $147.58            --               --         --         4.30%
      All contract charges                           --             9         $  1,323       1.35%          --
2013  Lowest contract charge 1.10% Class A      $142.43            --               --         --        18.88%
      Highest contract charge 1.25% Class A     $141.50            --               --         --        18.70%
      All contract charges                           --             9         $  1,288       2.28%          --
AXA INTERNATIONAL CORE MANAGED VOLATILITY
2017  Lowest contract charge 0.40% Class B      $109.71            --               --         --        25.80%
      Highest contract charge 1.45% Class B     $171.43            --               --         --        24.49%
      All contract charges                           --         1,255         $178,927       1.66%          --
2016  Lowest contract charge 0.40% Class B      $ 87.21            --               --         --        (0.18)%
      Highest contract charge 1.45% Class B     $137.71            --               --         --        (1.23)%
      All contract charges                           --         1,317         $150,471       0.29%          --
2015  Lowest contract charge 0.40% Class B      $ 87.37            --               --         --        (4.73)%
      Highest contract charge 1.45% Class B     $139.43            --               --         --        (5.73)%
      All contract charges                           --         1,380         $159,218       0.06%          --
2014  Lowest contract charge 0.40% Class B(b)   $ 91.71            --               --         --       (10.62)%
      Highest contract charge 1.45% Class B     $147.91            --               --         --        (7.60)%
      All contract charges                           --         1,438         $175,794       1.47%          --
2013  Lowest contract charge 0.50% Class B      $130.94            --               --         --        16.93%
      Highest contract charge 1.45% Class B     $160.07            --               --         --        15.82%
      All contract charges                           --         1,071         $140,564       0.87%          --
AXA INTERNATIONAL MANAGED VOLATILITY
2017  Lowest contract charge 0.50% Class B      $135.76            --               --         --        23.63%
      Highest contract charge 1.34% Class B     $136.28            --               --         --        22.59%
      All contract charges                           --            91         $ 12,260       2.26%          --
2016  Lowest contract charge 0.50% Class B      $109.81            --               --         --        (0.62)%
      Highest contract charge 1.34% Class B     $111.17            --               --         --        (1.45)%
      All contract charges                           --            80         $  8,711       1.28%          --
2015  Lowest contract charge 0.50% Class B      $110.49            --               --         --        (2.89)%
      Highest contract charge 1.34% Class B     $112.81            --               --         --        (3.71)%
      All contract charges                           --            77         $  8,446       0.04%          --
2014  Lowest contract charge 0.50% Class B      $113.78            --               --         --        (6.91)%
      Highest contract charge 1.34% Class B     $117.16            --               --         --        (7.70)%
      All contract charges                           --            62         $  7,169       0.86%          --
2013  Lowest contract charge 0.70% Class B      $129.69            --               --         --        20.26%
      Highest contract charge 1.34% Class B     $126.93            --               --         --        19.49%
      All contract charges                           --            54         $  6,695       0.00%          --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
2017  Lowest contract charge 0.40% Class B      $143.02            --               --         --        22.88%
      Highest contract charge 1.45% Class B     $163.58            --               --         --        21.59%
      All contract charges                           --         1,275         $194,737       1.90%          --
2016  Lowest contract charge 0.40% Class B      $116.39            --               --         --         0.34%
      Highest contract charge 1.45% Class B     $134.53            --               --         --        (0.72)%
      All contract charges                           --         1,359         $170,173       0.47%          --
2015  Lowest contract charge 0.40% Class B      $115.99            --               --         --        (3.55)%
      Highest contract charge 1.45% Class B     $135.50            --               --         --        (4.56)%
      All contract charges                           --         1,434         $180,159       0.10%          --
2014  Lowest contract charge 0.40% Class B      $120.26            --               --         --        (7.55)%
      Highest contract charge 1.45% Class B     $141.98            --               --         --        (8.52)%
      All contract charges                           --         1,507         $198,047       1.58%          --
2013  Lowest contract charge 0.40% Class B      $130.08            --               --         --        18.85%
      Highest contract charge 1.45% Class B     $155.21            --               --         --        17.60%
      All contract charges                           --         1,611         $231,103       1.13%          --

                                    FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA LARGE CAP CORE MANAGED VOLATILITY
2017  Lowest contract charge 0.50% Class B    $199.63            --               --         --       21.34%
      Highest contract charge 1.45% Class B   $177.86            --               --         --       20.19%
      All contract charges                         --           184         $ 33,713       1.00%         --
2016  Lowest contract charge 0.50% Class B    $164.52            --               --         --        9.29%
      Highest contract charge 1.45% Class B   $147.98            --               --         --        8.24%
      All contract charges                         --           193         $ 29,417       1.10%         --
2015  Lowest contract charge 0.50% Class B    $150.54            --               --         --       (0.13)%
      Highest contract charge 1.45% Class B   $136.72            --               --         --       (1.08)%
      All contract charges                         --           210         $ 29,443       0.92%         --
2014  Lowest contract charge 0.50% Class B    $150.74            --               --         --       11.07%
      Highest contract charge 1.45% Class B   $138.21            --               --         --       10.00%
      All contract charges                         --           226         $ 31,988       1.19%         --
2013  Lowest contract charge 0.70% Class B    $140.10            --               --         --       30.63%
      Highest contract charge 1.45% Class B   $125.65            --               --         --       29.66%
      All contract charges                         --           127         $ 16,453       0.50%         --
AXA LARGE CAP GROWTH MANAGED VOLATILITY
2017  Lowest contract charge 0.50% Class B    $147.20            --               --         --       28.57%
      Highest contract charge 1.45% Class B   $210.93            --               --         --       27.35%
      All contract charges                         --         2,424         $751,814       0.49%         --
2016  Lowest contract charge 0.50% Class B    $114.49            --               --         --        4.99%
      Highest contract charge 1.45% Class B   $165.63            --               --         --        3.99%
      All contract charges                         --         2,596         $631,454       0.56%         --
2015  Lowest contract charge 0.50% Class B    $109.05            --               --         --        3.51%
      Highest contract charge 1.45% Class B   $159.28            --               --         --        2.52%
      All contract charges                         --         2,799         $652,035       0.28%         --
2014  Lowest contract charge 0.50% Class B    $105.35            --               --         --       10.53%
      Highest contract charge 1.45% Class B   $155.36            --               --         --        9.48%
      All contract charges                         --         2,986         $677,417       0.26%         --
2013  Lowest contract charge 0.50% Class B    $ 95.31            --               --         --       34.71%
      Highest contract charge 1.45% Class B   $141.91            --               --         --       33.42%
      All contract charges                         --         1,355         $283,323       0.17%         --
AXA LARGE CAP VALUE MANAGED VOLATILITY
2017  Lowest contract charge 0.70% Class A    $211.91            --               --         --       13.06%
      Highest contract charge 1.45% Class A   $197.23            --               --         --       12.21%
      All contract charges                         --         4,163         $784,636       1.51%         --
2016  Lowest contract charge 0.70% Class A    $187.43            --               --         --       14.52%
      Highest contract charge 1.45% Class A   $175.77            --               --         --       13.66%
      All contract charges                         --         4,488         $752,898       1.68%         --
2015  Lowest contract charge 0.70% Class A    $163.67            --               --         --       (4.69)%
      Highest contract charge 1.45% Class A   $154.65            --               --         --       (5.41)%
      All contract charges                         --         4,848         $714,601       1.57%         --
2014  Lowest contract charge 0.70% Class A    $171.72            --               --         --       11.44%
      Highest contract charge 1.45% Class A   $163.49            --               --         --       10.60%
      All contract charges                         --         5,193         $808,406       1.37%         --
2013  Lowest contract charge 0.70% Class A    $154.09            --               --         --       31.54%
      Highest contract charge 1.45% Class A   $147.82            --               --         --       30.55%
      All contract charges                         --         5,346         $751,645       1.05%         --
AXA LARGE CAP VALUE MANAGED VOLATILITY
2017  Lowest contract charge 0.40% Class B    $189.41            --               --         --       13.41%
      Highest contract charge 1.30% Class B   $136.58            --               --         --       12.39%
      All contract charges                         --           505         $ 98,028       1.51%         --
2016  Lowest contract charge 0.40% Class B    $167.02            --               --         --       14.86%
      Highest contract charge 1.30% Class B   $121.52            --               --         --       13.85%
      All contract charges                         --           552         $ 94,855       1.68%         --
2015  Lowest contract charge 0.40% Class B    $145.41            --               --         --       (4.40)%
      Highest contract charge 1.30% Class B   $106.74            --               --         --       (5.25)%
      All contract charges                         --           619         $ 92,983       1.57%         --

                                    FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA LARGE CAP VALUE MANAGED VOLATILITY (CONTINUED)
2014  Lowest contract charge 0.40% Class B    $152.11            --                --        --       11.78%
      Highest contract charge 1.30% Class B   $112.66            --                --        --       10.79%
      All contract charges                         --           682        $  108,045      1.37%         --
2013  Lowest contract charge 0.40% Class B    $136.08            --                --        --       31.95%
      Highest contract charge 1.30% Class B   $101.69            --                --        --       30.77%
                                                   --           653        $   93,695      1.05%         --
AXA MID CAP VALUE MANAGED VOLATILITY
2017  Lowest contract charge 0.50% Class B    $347.42            --                --        --       11.76%
      Highest contract charge 1.45% Class B   $234.18            --                --        --       10.70%
      All contract charges                         --         1,777        $  523,415      1.05%         --
2016  Lowest contract charge 0.50% Class B    $310.86            --                --        --       17.08%
      Highest contract charge 1.45% Class B   $211.55            --                --        --       15.98%
      All contract charges                         --         1,901        $  505,176      1.22%         --
2015  Lowest contract charge 0.50% Class B    $265.50            --                --        --       (4.02)%
      Highest contract charge 1.45% Class B   $182.41            --                --        --       (4.94)%
      All contract charges                         --         2,042        $  467,179      0.75%         --
2014  Lowest contract charge 0.50% Class B    $276.62            --                --        --       10.32%
      Highest contract charge 1.45% Class B   $191.89            --                --        --        9.26%
      All contract charges                         --         2,184        $  524,830      0.58%         --
2013  Lowest contract charge 0.50% Class B    $250.75            --                --        --       32.41%
      Highest contract charge 1.45% Class B   $175.62            --                --        --       31.15%
      All contract charges                         --         2,362        $  518,799      0.51%         --
AXA MODERATE ALLOCATION
2017  Lowest contract charge 0.70% Class A    $232.83            --                --        --       10.27%
      Highest contract charge 1.45% Class A   $175.68            --                --        --        9.44%
      All contract charges                         --        10,984        $1,160,934      1.23%         --
2016  Lowest contract charge 0.70% Class A    $211.14            --                --        --        4.62%
      Highest contract charge 1.45% Class A   $160.53            --                --        --        3.84%
      All contract charges                         --        11,858        $1,132,721      0.90%         --
2015  Lowest contract charge 0.70% Class A    $201.82            --                --        --       (1.58)%
      Highest contract charge 1.45% Class A   $154.60            --                --        --       (2.32)%
      All contract charges                         --        12,791        $1,164,680      0.82%         --
2014  Lowest contract charge 0.70% Class A    $205.05            --                --        --        2.31%
      Highest contract charge 1.45% Class A   $158.27            --                --        --        1.53%
      All contract charges                         --        13,795        $1,271,667      1.09%         --
2013  Lowest contract charge 0.70% Class A    $200.42            --                --        --       12.32%
      Highest contract charge 1.45% Class A   $155.88            --                --        --       11.48%
      All contract charges                         --        14,831        $1,331,767      1.61%         --
AXA MODERATE ALLOCATION
2017  Lowest contract charge 0.40% Class B    $135.67            --                --        --       10.61%
      Highest contract charge 1.30% Class B   $132.24            --                --        --        9.62%
      All contract charges                         --         3,055        $  518,853      1.23%         --
2016  Lowest contract charge 0.40% Class B    $122.66            --                --        --        4.94%
      Highest contract charge 1.30% Class B   $120.63            --                --        --        4.01%
      All contract charges                         --         3,061        $  471,480      0.90%         --
2015  Lowest contract charge 0.40% Class B    $116.89            --                --        --       (1.28)%
      Highest contract charge 1.30% Class B   $115.98            --                --        --       (2.16)%
      All contract charges                         --         3,011        $  443,187      0.82%         --
2014  Lowest contract charge 0.40% Class B    $118.40            --                --        --        2.62%
      Highest contract charge 1.30% Class B   $118.54            --                --        --        1.71%
      All contract charges                         --         2,887        $  432,074      1.09%         --
2013  Lowest contract charge 0.40% Class B    $115.38            --                --        --       12.65%
      Highest contract charge 1.30% Class B   $116.55            --                --        --       11.66%
      All contract charges                         --         2,631        $  385,285      1.61%         --

                                    FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA MODERATE GROWTH STRATEGY
2017  Lowest contract charge 0.50% Class B    $148.43            --                --        --       11.23%
      Highest contract charge 1.45% Class B   $140.62            --                --        --       10.18%
      All contract charges                         --           464        $   66,158      1.51%         --
2016  Lowest contract charge 0.50% Class B    $133.44            --                --        --        6.52%
      Highest contract charge 1.45% Class B   $127.63            --                --        --        5.51%
      All contract charges                         --           392        $   50,651      1.01%         --
2015  Lowest contract charge 0.50% Class B    $125.27            --                --        --       (1.28)%
      Highest contract charge 1.45% Class B   $120.97            --                --        --       (2.23)%
      All contract charges                         --           304        $   37,073      1.26%         --
2014  Lowest contract charge 0.50% Class B    $126.90            --                --        --        4.48%
      Highest contract charge 1.45% Class B   $123.73            --                --        --        3.49%
      All contract charges                         --           204        $   25,397      1.56%         --
2013  Lowest contract charge 0.50% Class B    $121.46            --                --        --       16.30%
      Highest contract charge 1.45% Class B   $119.56            --                --        --       15.19%
      All contract charges                         --           103        $   12,401      3.60%         --
AXA MODERATE-PLUS ALLOCATION
2017  Lowest contract charge 0.50% Class B    $217.78            --                --        --       14.32%
      Highest contract charge 1.45% Class B   $189.96            --                --        --       13.23%
      All contract charges                         --         6,255        $1,211,042      1.40%         --
2016  Lowest contract charge 0.50% Class B    $190.50            --                --        --        6.73%
      Highest contract charge 1.45% Class B   $167.76            --                --        --        5.72%
      All contract charges                         --         6,382        $1,086,620      0.91%         --
2015  Lowest contract charge 0.50% Class B    $178.48            --                --        --       (1.78)%
      Highest contract charge 1.45% Class B   $158.68            --                --        --       (2.72)%
      All contract charges                         --         6,504        $1,044,145      0.90%         --
2014  Lowest contract charge 0.50% Class B    $181.72            --                --        --        3.25%
      Highest contract charge 1.45% Class B   $163.12            --                --        --        2.26%
      All contract charges                         --         6,570        $1,080,414      1.32%         --
2013  Lowest contract charge 0.50% Class B    $176.00            --                --        --       19.19%
      Highest contract charge 1.45% Class B   $159.51            --                --        --       18.05%
      All contract charges                         --         6,592        $1,057,036      2.15%         --
AXA/AB DYNAMIC MODERATE GROWTH
2017  Lowest contract charge 0.50% Class B    $143.43            --                --        --       12.34%
      Highest contract charge 1.34% Class B   $136.73            --                --        --       11.39%
      All contract charges                         --           138        $   18,919      1.22%         --
2016  Lowest contract charge 0.50% Class B    $127.68            --                --        --        3.26%
      Highest contract charge 1.34% Class B   $122.75            --                --        --        2.39%
      All contract charges                         --           134        $   16,587      0.41%         --
2015  Lowest contract charge 0.50% Class B    $123.65            --                --        --       (1.11)%
      Highest contract charge 1.34% Class B   $119.89            --                --        --       (1.95)%
      All contract charges                         --           120        $   14,425      0.80%         --
2014  Lowest contract charge 0.50% Class B    $125.04            --                --        --        4.25%
      Highest contract charge 1.34% Class B   $122.27            --                --        --        3.37%
      All contract charges                         --            95        $   11,621      1.09%         --
2013  Lowest contract charge 0.70% Class B    $119.54            --                --        --       15.35%
      Highest contract charge 1.34% Class B   $118.28            --                --        --       14.61%
      All contract charges                         --            46        $    5,435      0.42%         --
AXA/AB SMALL CAP GROWTH
2017  Lowest contract charge 0.70% Class A    $371.06            --                --        --       21.81%
      Highest contract charge 1.45% Class A   $300.04            --                --        --       20.90%
      All contract charges                         --           761        $  318,454      0.27%         --
2016  Lowest contract charge 0.70% Class A    $304.61            --                --        --       11.79%
      Highest contract charge 1.45% Class A   $248.18            --                --        --       10.95%
      All contract charges                         --           819        $  283,441      0.36%         --
2015  Lowest contract charge 0.70% Class A    $272.48            --                --        --       (3.59)%
      Highest contract charge 1.45% Class A   $223.69            --                --        --       (4.32)%
      All contract charges                         --           887        $  276,150      0.05%         --

                                    FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA/AB SMALL CAP GROWTH (CONTINUED)
2014  Lowest contract charge 0.70% Class A    $282.62            --               --         --        2.85%
      Highest contract charge 1.45% Class A   $233.78            --               --         --        2.07%
      All contract charges                         --           955         $310,247       0.06%         --
2013  Lowest contract charge 0.70% Class A    $274.79            --               --         --       37.20%
      Highest contract charge 1.45% Class A   $229.03            --               --         --       36.17%
      All contract charges                         --         1,032         $327,707       0.05%         --
AXA/AB SMALL CAP GROWTH
2017  Lowest contract charge 0.50% Class B    $244.89            --               --         --       22.06%
      Highest contract charge 1.30% Class B   $231.30            --               --         --       21.10%
      All contract charges                         --           256         $ 76,002       0.27%         --
2016  Lowest contract charge 0.50% Class B    $200.63            --               --         --       12.01%
      Highest contract charge 1.30% Class B   $191.00            --               --         --       11.13%
      All contract charges                         --           252         $ 61,734       0.36%         --
2015  Lowest contract charge 0.50% Class B    $179.11            --               --         --       (3.39)%
      Highest contract charge 1.30% Class B   $171.87            --               --         --       (4.16)%
      All contract charges                         --           250         $ 55,409       0.05%         --
2014  Lowest contract charge 0.50% Class B    $185.40            --               --         --        3.06%
      Highest contract charge 1.30% Class B   $179.33            --               --         --        2.25%
      All contract charges                         --           248         $ 58,063       0.06%         --
2013  Lowest contract charge 0.50% Class B    $179.90            --               --         --       37.49%
      Highest contract charge 1.30% Class B   $175.39            --               --         --       36.39%
      All contract charges                         --           250         $ 58,082       0.05%         --
AXA/CLEARBRIDGE LARGE CAP GROWTH
2017  Lowest contract charge 0.50% Class B    $238.30            --               --         --       24.97%
      Highest contract charge 1.45% Class B   $206.76            --               --         --       23.78%
      All contract charges                         --           753         $160,742       0.07%         --
2016  Lowest contract charge 0.50% Class B    $190.69            --               --         --        0.38%
      Highest contract charge 1.45% Class B   $167.04            --               --         --       (0.58)%
      All contract charges                         --           887         $152,942       0.00%         --
2015  Lowest contract charge 0.50% Class B    $189.97            --               --         --        0.76%
      Highest contract charge 1.45% Class B   $168.01            --               --         --       (0.20)%
      All contract charges                         --         1,022         $177,302       0.00%         --
2014  Lowest contract charge 0.50% Class B    $188.54            --               --         --        3.28%
      Highest contract charge 1.45% Class B   $168.35            --               --         --        2.30%
      All contract charges                         --         1,111         $192,775       0.00%         --
2013  Lowest contract charge 0.50% Class B    $182.55            --               --         --       38.38%
      Highest contract charge 1.45% Class B   $164.57            --               --         --       37.06%
      All contract charges                         --         1,169         $197,650       0.00%         --
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
2017  Lowest contract charge 0.40% Class B    $143.50            --               --         --        9.58%
      Highest contract charge 1.45% Class B   $143.26            --               --         --        8.42%
      All contract charges                         --           648         $ 94,188       2.55%         --
2016  Lowest contract charge 0.40% Class B    $130.96            --               --         --        9.99%
      Highest contract charge 1.45% Class B   $132.13            --               --         --        8.85%
      All contract charges                         --           668         $ 89,565       2.48%         --
2015  Lowest contract charge 0.40% Class B    $119.06            --               --         --       (3.42)%
      Highest contract charge 1.45% Class B   $121.39            --               --         --       (4.44)%
      All contract charges                         --           710         $ 87,422       2.32%         --
2014  Lowest contract charge 0.40% Class B    $123.27            --               --         --        5.77%
      Highest contract charge 1.45% Class B   $127.03            --               --         --        4.65%
      All contract charges                         --           722         $ 92,522       2.38%         --
2013  Lowest contract charge 0.40% Class B    $116.54            --               --         --       14.12%
      Highest contract charge 1.45% Class B   $121.38            --               --         --       12.92%
      All contract charges                         --           664         $ 81,308       2.40%         --

                                    FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
2017  Lowest contract charge 0.50% Class B    $191.43            --               --         --       11.18%
      Highest contract charge 1.45% Class B   $171.74            --               --         --       10.12%
      All contract charges                         --           119         $ 20,921       0.54%         --
2016  Lowest contract charge 0.50% Class B    $172.18            --               --         --       24.24%
      Highest contract charge 1.45% Class B   $155.96            --               --         --       23.06%
      All contract charges                         --           123         $ 19,631       0.38%         --
2015  Lowest contract charge 0.50% Class B    $138.59            --               --         --       (7.01)%
      Highest contract charge 1.45% Class B   $126.74            --               --         --       (7.89)%
      All contract charges                         --           127         $ 16,276       0.23%         --
2014  Lowest contract charge 0.50% Class B    $149.03            --               --         --        1.62%
      Highest contract charge 1.45% Class B   $137.60            --               --         --        0.64%
      All contract charges                         --           137         $ 18,940       0.02%         --
2013  Lowest contract charge 0.50% Class B    $146.66            --               --         --       36.00%
      Highest contract charge 1.45% Class B   $136.72            --               --         --       34.70%
      All contract charges                         --           144         $ 19,941       0.11%         --
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
2017  Lowest contract charge 0.50% Class B    $142.04            --               --         --       14.38%
      Highest contract charge 1.45% Class B   $128.28            --               --         --       13.29%
      All contract charges                         --           580         $ 76,371       1.68%         --
2016  Lowest contract charge 0.50% Class B    $124.18            --               --         --        8.95%
      Highest contract charge 1.34% Class B   $114.45            --               --         --        8.03%
      All contract charges                         --           600         $ 69,558       1.63%         --
2015  Lowest contract charge 0.50% Class B    $113.98            --               --         --       (3.28)%
      Highest contract charge 1.34% Class B   $105.94            --               --         --       (4.10)%
      All contract charges                         --           646         $ 69,206       1.24%         --
2014  Lowest contract charge 0.50% Class B    $117.85            --               --         --        4.94%
      Highest contract charge 1.34% Class B   $110.47            --               --         --        4.06%
      All contract charges                         --           646         $ 72,011       1.75%         --
2013  Lowest contract charge 0.50% Class B    $112.30            --               --         --       22.68%
      Highest contract charge 1.34% Class B   $106.16            --               --         --       21.63%
      All contract charges                         --           599         $ 64,174       1.18%         --
AXA/JANUS ENTERPRISE
2017  Lowest contract charge 0.40% Class B    $160.41            --               --         --       27.39%
      Highest contract charge 1.45% Class B   $242.58            --               --         --       26.05%
      All contract charges                         --         1,264         $304,349       0.00%         --
2016  Lowest contract charge 0.40% Class B    $125.92            --               --         --       (4.71)%
      Highest contract charge 1.45% Class B   $192.44            --               --         --       (5.72)%
      All contract charges                         --         1,279         $244,983       0.00%         --
2015  Lowest contract charge 0.40% Class B    $132.15            --               --         --       (5.87)%
      Highest contract charge 1.45% Class B   $204.11            --               --         --       (6.86)%
      All contract charges                         --         1,341         $269,875       0.00%         --
2014  Lowest contract charge 0.40% Class B    $140.39            --               --         --       (1.11)%
      Highest contract charge 1.45% Class B   $219.15            --               --         --       (2.15)%
      All contract charges                         --         1,333         $287,981       0.00%         --
2013  Lowest contract charge 0.40% Class B    $141.96            --               --         --       37.99%
      Highest contract charge 1.45% Class B   $223.97            --               --         --       36.53%
      All contract charges                         --         1,315         $290,113       0.00%         --
AXA/LOOMIS SAYLES GROWTH
2017  Lowest contract charge 0.40% Class B    $215.61            --               --         --       34.05%
      Highest contract charge 1.45% Class B   $285.62            --               --         --       32.65%
      All contract charges                         --           325         $ 91,309       0.18%         --
2016  Lowest contract charge 0.40% Class B    $160.84            --               --         --        6.38%
      Highest contract charge 1.45% Class B   $215.32            --               --         --        5.27%
      All contract charges                         --           286         $ 61,039       0.37%         --
2015  Lowest contract charge 0.40% Class B    $151.19            --               --         --       11.08%
      Highest contract charge 1.45% Class B   $204.55            --               --         --        9.91%
      All contract charges                         --           223         $ 45,979       0.12%         --

                                    FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
AXA/LOOMIS SAYLES GROWTH (CONTINUED)
2014  Lowest contract charge 0.40% Class B       $136.11           --               --          --        7.39%
      Highest contract charge 1.45% Class B      $186.11           --               --          --        6.26%
      All contract charges                            --          223          $42,010        0.11%         --
2013  Lowest contract charge 0.40% Class B       $126.74           --               --          --       26.75%
      Highest contract charge 1.45% Class B      $175.15           --               --          --       25.43%
      All contract charges                            --          255          $44,612        0.81%         --
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
2017  Lowest contract charge 0.50% Class B       $174.82           --               --          --       13.63%
      Highest contract charge 1.45% Class B      $156.85           --               --          --       12.55%
      All contract charges                            --          175          $27,935        1.02%         --
2016  Lowest contract charge 0.50% Class B       $153.85           --               --          --       12.60%
      Highest contract charge 1.45% Class B      $139.36           --               --          --       11.52%
      All contract charges                            --          189          $26,930        2.21%         --
2015  Lowest contract charge 0.50% Class B       $136.64           --               --          --       (2.87)%
      Highest contract charge 1.45% Class B      $124.96           --               --          --       (3.80)%
      All contract charges                            --          203          $25,859        1.81%         --
2014  Lowest contract charge 0.50% Class B       $140.68           --               --          --        9.16%
      Highest contract charge 1.45% Class B      $129.89           --               --          --        8.11%
      All contract charges                            --          225          $29,735        1.75%         --
2013  Lowest contract charge 0.50% Class B       $128.88           --               --          --       28.62%
      Highest contract charge 1.45% Class B      $120.15           --               --          --       27.40%
      All contract charges                            --          251          $30,649        0.70%         --
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
2017  Lowest contract charge 0.50% Class B       $151.20           --               --          --       20.69%
      Highest contract charge 1.45% Class B      $135.65           --               --          --       19.54%
      All contract charges                            --          370          $51,182        1.41%         --
2016  Lowest contract charge 0.50% Class B       $125.28           --               --          --        4.74%
      Highest contract charge 1.45% Class B      $113.48           --               --          --        3.75%
      All contract charges                            --          381          $43,936        0.69%         --
2015  Lowest contract charge 0.50% Class B       $119.61           --               --          --       (3.12)%
      Highest contract charge 1.45% Class B      $109.38           --               --          --       (4.05)%
      All contract charges                            --          399          $44,162        0.00%         --
2014  Lowest contract charge 0.50% Class B       $123.46           --               --          --        0.59%
      Highest contract charge 1.45% Class B      $114.00           --               --          --       (0.37)%
      All contract charges                            --          405          $46,619        1.40%         --
2013  Lowest contract charge 0.50% Class B       $122.73           --               --          --       26.30%
      Highest contract charge 1.45% Class B      $114.42           --               --          --       25.10%
      All contract charges                            --          394          $45,428        0.82%         --
CHARTER/SM/ MODERATE(J)
2017  Lowest contract charge 0.50% Class B(i)    $105.68           --               --          --        5.44%
      Highest contract charge 1.25% Class B(i)   $105.16           --               --          --        4.95%
      All contract charges                            --            3          $   324        1.87%         --
CHARTER/SM/ MULTI-SECTOR BOND
2017  Lowest contract charge 0.70% Class A       $121.91           --               --          --        1.52%
      Highest contract charge 1.45% Class A      $ 97.84           --               --          --        0.75%
      All contract charges                            --          344          $57,497        1.56%         --
2016  Lowest contract charge 0.70% Class A       $120.09           --               --          --        2.21%
      Highest contract charge 1.45% Class A      $ 97.11           --               --          --        1.44%
      All contract charges                            --          370          $61,071        1.95%         --
2015  Lowest contract charge 0.70% Class A       $117.49           --               --          --       (1.34)%
      Highest contract charge 1.45% Class A      $ 95.73           --               --          --       (2.08)%
      All contract charges                            --          401          $65,307        1.52%         --
2014  Lowest contract charge 0.70% Class A       $119.08           --               --          --        1.66%
      Highest contract charge 1.45% Class A      $ 97.76           --               --          --        0.90%
      All contract charges                            --          433          $72,235        2.48%         --
2013  Lowest contract charge 0.70% Class A       $117.13           --               --          --       (1.70)%
      Highest contract charge 1.45% Class A      $ 96.89           --               --          --       (2.45)%
      All contract charges                            --          476          $78,335        3.40%         --

                                    FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
CHARTER/SM/ MULTI-SECTOR BOND
2017  Lowest contract charge 0.50% Class B    $138.03            --               --         --         1.72%
      Highest contract charge 1.30% Class B   $ 96.25            --               --         --         0.92%
      All contract charges                         --           243         $ 25,610       1.56%          --
2016  Lowest contract charge 0.50% Class B    $135.69            --               --         --         2.42%
      Highest contract charge 1.30% Class B   $ 95.37            --               --         --         1.61%
      All contract charges                         --           249         $ 25,975       1.95%          --
2015  Lowest contract charge 0.50% Class B    $132.49            --               --         --        (1.13)%
      Highest contract charge 1.30% Class B   $ 93.86            --               --         --        (1.92)%
      All contract charges                         --           256         $ 26,346       1.52%          --
2014  Lowest contract charge 0.50% Class B    $134.01            --               --         --         1.88%
      Highest contract charge 1.30% Class B   $ 95.70            --               --         --         1.08%
      All contract charges                         --           262         $ 27,445       2.48%          --
2013  Lowest contract charge 0.50% Class B    $131.54            --               --         --        (1.36)%
      Highest contract charge 1.30% Class B   $ 94.68            --               --         --        (2.15)%
      All contract charges                         --           275         $ 28,502       3.40%          --
CHARTER/SM/ SMALL CAP GROWTH
2017  Lowest contract charge 0.50% Class B    $226.80            --               --         --        23.74%
      Highest contract charge 1.45% Class B   $199.78            --               --         --        22.56%
      All contract charges                         --           231         $ 46,802       2.62%          --
2016  Lowest contract charge 0.50% Class B    $183.29            --               --         --         8.81%
      Highest contract charge 1.45% Class B   $163.00            --               --         --         7.77%
      All contract charges                         --           244         $ 40,272       0.00%          --
2015  Lowest contract charge 0.50% Class B    $168.45            --               --         --        (6.52)%
      Highest contract charge 1.45% Class B   $151.25            --               --         --        (7.41)%
      All contract charges                         --           265         $ 40,398       0.26%          --
2014  Lowest contract charge 0.70% Class B    $176.51            --               --         --        (3.29)%
      Highest contract charge 1.45% Class B   $163.35            --               --         --        (4.02)%
      All contract charges                         --           288         $ 47,082       0.00%          --
2013  Lowest contract charge 0.50% Class B    $185.94            --               --         --        47.03%
      Highest contract charge 1.45% Class B   $170.19            --               --         --        45.64%
      All contract charges                         --           340         $ 57,990       0.00%          --
CHARTER/SM/ SMALL CAP VALUE
2017  Lowest contract charge 0.50% Class B    $303.06            --               --         --        10.74%
      Highest contract charge 1.45% Class B   $211.80            --               --         --         9.68%
      All contract charges                         --           434         $118,439       1.45%          --
2016  Lowest contract charge 0.50% Class B    $273.66            --               --         --        24.61%
      Highest contract charge 1.45% Class B   $193.10            --               --         --        23.43%
      All contract charges                         --           469         $117,210       1.36%          --
2015  Lowest contract charge 0.50% Class B    $219.62            --               --         --       (13.57)%
      Highest contract charge 1.45% Class B   $156.45            --               --         --       (14.40)%
      All contract charges                         --           504         $101,765       0.51%          --
2014  Lowest contract charge 0.50% Class B    $254.09            --               --         --        (5.58)%
      Highest contract charge 1.45% Class B   $182.76            --               --         --        (6.48)%
      All contract charges                         --           537         $126,327       0.16%          --
2013  Lowest contract charge 0.50% Class B    $269.12            --               --         --        42.01%
      Highest contract charge 1.45% Class B   $195.43            --               --         --        40.65%
      All contract charges                         --           592         $148,120       0.55%          --
EQ/BLACKROCK BASIC VALUE EQUITY
2017  Lowest contract charge 0.50% Class B    $278.13            --               --         --         7.57%
      Highest contract charge 1.45% Class B   $292.62            --               --         --         6.55%
      All contract charges                         --         2,378         $791,517       1.41%          --
2016  Lowest contract charge 0.50% Class B    $258.55            --               --         --        17.38%
      Highest contract charge 1.45% Class B   $274.64            --               --         --        16.26%
      All contract charges                         --         2,429         $759,183       1.54%          --
2015  Lowest contract charge 0.50% Class B    $220.27            --               --         --        (6.62)%
      Highest contract charge 1.45% Class B   $236.23            --               --         --        (7.51)%
      All contract charges                         --         2,398         $648,716       1.31%          --

                                    FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/BLACKROCK BASIC VALUE EQUITY (CONTINUED)
2014  Lowest contract charge 0.50% Class B    $235.89            --                --        --        9.16%
      Highest contract charge 1.45% Class B   $255.41            --                --        --        8.11%
      All contract charges                         --         2,356        $  693,101      1.09%         --
2013  Lowest contract charge 0.50% Class B    $216.10            --                --        --       37.04%
      Highest contract charge 1.45% Class B   $236.25            --                --        --       35.74%
      All contract charges                         --         2,291        $  629,177      1.65%         --
EQ/CAPITAL GUARDIAN RESEARCH
2017  Lowest contract charge 0.70% Class B    $294.05            --                --        --       24.56%
      Highest contract charge 1.45% Class B   $255.85            --                --        --       23.62%
      All contract charges                         --           907        $  226,594      0.78%         --
2016  Lowest contract charge 0.70% Class B    $236.07            --                --        --        7.66%
      Highest contract charge 1.45% Class B   $206.96            --                --        --        6.86%
      All contract charges                         --           954        $  194,061      0.87%         --
2015  Lowest contract charge 0.70% Class B    $219.27            --                --        --        1.20%
      Highest contract charge 1.45% Class B   $193.68            --                --        --        0.43%
      All contract charges                         --         1,011        $  193,583      0.57%         --
2014  Lowest contract charge 0.70% Class B    $216.67            --                --        --        9.74%
      Highest contract charge 1.45% Class B   $192.85            --                --        --        8.91%
      All contract charges                         --         1,058        $  203,147      0.70%         --
2013  Lowest contract charge 0.70% Class B    $197.44            --                --        --       30.84%
      Highest contract charge 1.45% Class B   $177.07            --                --        --       29.85%
      All contract charges                         --         1,151        $  203,683      1.45%         --
EQ/COMMON STOCK INDEX
2017  Lowest contract charge 0.70% Class A    $299.68            --                --        --       19.63%
      Highest contract charge 1.45% Class A   $202.81            --                --        --       18.73%
      All contract charges                         --         3,556        $2,249,181      1.29%         --
2016  Lowest contract charge 0.70% Class A    $250.51            --                --        --       10.91%
      Highest contract charge 1.45% Class A   $170.82            --                --        --       10.08%
      All contract charges                         --         3,867        $2,054,312      1.54%         --
2015  Lowest contract charge 0.70% Class A    $225.87            --                --        --       (0.76)%
      Highest contract charge 1.45% Class A   $155.18            --                --        --       (1.50)%
      All contract charges                         --         4,237        $2,036,713      1.35%         --
2014  Lowest contract charge 0.70% Class A    $227.59            --                --        --       11.27%
      Highest contract charge 1.45% Class A   $157.55            --                --        --       10.43%
      All contract charges                         --         4,600        $2,238,543      1.22%         --
2013  Lowest contract charge 0.70% Class A    $204.53            --                --        --       31.54%
      Highest contract charge 1.45% Class A   $142.67            --                --        --       30.55%
      All contract charges                         --         5,042        $2,214,801      1.28%         --
EQ/COMMON STOCK INDEX
2017  Lowest contract charge 0.40% Class B    $199.52            --                --        --       19.99%
      Highest contract charge 1.30% Class B   $180.90            --                --        --       18.93%
      All contract charges                         --           917        $  179,724      1.29%         --
2016  Lowest contract charge 0.40% Class B    $166.28            --                --        --       11.25%
      Highest contract charge 1.30% Class B   $152.11            --                --        --       10.26%
      All contract charges                         --           881        $  144,886      1.54%         --
2015  Lowest contract charge 0.40% Class B    $149.47            --                --        --       (0.46)%
      Highest contract charge 1.30% Class B   $137.96            --                --        --       (1.34)%
      All contract charges                         --           870        $  130,043      1.35%         --
2014  Lowest contract charge 0.40% Class B    $150.16            --                --        --       11.61%
      Highest contract charge 1.30% Class B   $139.83            --                --        --       10.61%
      All contract charges                         --           888        $  134,632      1.22%         --
2013  Lowest contract charge 0.40% Class B    $134.54            --                --        --       31.94%
      Highest contract charge 1.30% Class B   $126.42            --                --        --       30.76%
      All contract charges                         --           908        $  125,249      1.28%         --

                                    FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
EQ/CORE BOND INDEX
2017  Lowest contract charge 0.40% Class B       $103.14            --                --        --         1.06%
      Highest contract charge 1.45% Class B      $112.84            --                --        --         0.00%
      All contract charges                            --           983        $  114,129      1.58%          --
2016  Lowest contract charge 0.40% Class B       $102.06            --                --        --         0.97%
      Highest contract charge 1.45% Class B      $112.84            --                --        --        (0.09)%
      All contract charges                            --           991        $  114,324      1.52%          --
2015  Lowest contract charge 0.40% Class B       $101.08            --                --        --         0.04%
      Highest contract charge 1.45% Class B      $112.94            --                --        --        (1.03)%
      All contract charges                            --           963        $  110,934      1.50%          --
2014  Lowest contract charge 0.40% Class B       $101.04            --                --        --         2.01%
      Highest contract charge 1.45% Class B      $114.11            --                --        --         0.94%
      All contract charges                            --           956        $  111,253      1.30%          --
2013  Lowest contract charge 0.40% Class B       $ 99.05            --                --        --        (1.99)%
      Highest contract charge 1.45% Class B      $113.05            --                --        --        (3.02)%
      All contract charges                            --           981        $  112,879      1.15%          --
EQ/EMERGING MARKETS EQUITY PLUS
2017  Lowest contract charge 0.50% Class B       $108.45            --                --        --        33.35%
      Highest contract charge 1.45% Class B(a)   $103.73            --                --        --        32.07%
      All contract charges                            --           125        $   13,139      1.18%          --
2016  Lowest contract charge 0.50% Class B       $ 81.33            --                --        --         9.15%
      Highest contract charge 1.34% Class B      $ 78.86            --                --        --         8.23%
      All contract charges                            --            72        $    5,741      0.92%          --
2015  Lowest contract charge 0.50% Class B       $ 74.51            --                --        --       (18.56)%
      Highest contract charge 1.34% Class B      $ 72.86            --                --        --       (19.24)%
      All contract charges                            --            54        $    3,974      0.74%          --
2014  Lowest contract charge 0.50% Class B       $ 91.49            --                --        --        (3.64)%
      Highest contract charge 1.34% Class B      $ 90.22            --                --        --        (4.46)%
      All contract charges                            --            33        $    3,010      0.73%          --
2013  Lowest contract charge 0.50% Class B(a)    $ 94.95            --                --        --        (4.18)%
      Highest contract charge 1.34% Class B(a)   $ 94.43            --                --        --        (4.67)%
      All contract charges                            --            12        $    1,233      1.05%          --
EQ/EQUITY 500 INDEX
2017  Lowest contract charge 0.70% Class A       $332.03            --                --        --        20.20%
      Highest contract charge 1.45% Class A      $226.62            --                --        --        19.29%
      All contract charges                            --         1,974        $1,164,818      1.48%          --
2016  Lowest contract charge 0.70% Class A       $276.23            --                --        --        10.46%
      Highest contract charge 1.45% Class A      $189.97            --                --        --         9.63%
      All contract charges                            --         2,006        $  993,755      1.68%          --
2015  Lowest contract charge 0.70% Class A       $250.07            --                --        --         0.09%
      Highest contract charge 1.45% Class A      $173.28            --                --        --        (0.66)%
      All contract charges                            --         2,050        $  923,739      1.64%          --
2014  Lowest contract charge 0.70% Class A       $249.84            --                --        --        12.19%
      Highest contract charge 1.45% Class A      $174.44            --                --        --        11.34%
      All contract charges                            --         2,097        $  950,100      1.41%          --
2013  Lowest contract charge 0.70% Class A       $222.70            --                --        --        30.59%
      Highest contract charge 1.45% Class A      $156.67            --                --        --        29.60%
      All contract charges                            --         2,171        $  883,708      1.48%          --
EQ/EQUITY 500 INDEX
2017  Lowest contract charge 0.40% Class B       $200.06            --                --        --        20.56%
      Highest contract charge 1.30% Class B      $199.56            --                --        --        19.48%
      All contract charges                            --         2,120        $  468,158      1.48%          --
2016  Lowest contract charge 0.40% Class B       $165.94            --                --        --        10.78%
      Highest contract charge 1.30% Class B      $167.02            --                --        --         9.81%
      All contract charges                            --         1,771        $  325,092      1.68%          --

                                    FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------
                                                                            ACCUMULATION
                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------ ------------- --------
EQ/EQUITY 500 INDEX (CONTINUED)
2015  Lowest contract charge 0.40% Class B      $149.79            --               --         --        0.39%
      Highest contract charge 1.30% Class B     $ 152.1            --               --         --       (0.51)%
      All contract charges                           --         1,478         $245,385       1.64%         --
2014  Lowest contract charge 0.40% Class B      $149.21            --               --         --       12.53%
      Highest contract charge 1.30% Class B     $152.88            --               --         --       11.52%
      All contract charges                           --         1,253         $207,743       1.41%         --
2013  Lowest contract charge 0.40% Class B      $132.60            --               --         --       30.99%
      Highest contract charge 1.30% Class B     $137.09            --               --         --       29.83%
      All contract charges                           --         1,095         $162,807       1.48%         --
EQ/GLOBAL BOND PLUS
2017  Lowest contract charge 0.50% Class B      $129.57            --               --         --        4.13%
      Highest contract charge 1.45% Class B     $115.22            --               --         --        3.14%
      All contract charges                           --           453         $ 53,888       0.04%         --
2016  Lowest contract charge 0.50% Class B      $124.43            --               --         --        0.18%
      Highest contract charge 1.45% Class B     $111.71            --               --         --       (0.78)%
      All contract charges                           --           473         $ 54,198       1.80%         --
2015  Lowest contract charge 0.50% Class B      $124.21            --               --         --       (4.28)%
      Highest contract charge 1.45% Class B     $112.59            --               --         --       (5.20)%
      All contract charges                           --           516         $ 59,622       0.04%         --
2014  Lowest contract charge 0.50% Class B      $129.77            --               --         --        0.39%
      Highest contract charge 1.45% Class B     $118.76            --               --         --       (0.58)%
      All contract charges                           --           573         $ 69,454       0.66%         --
2013  Lowest contract charge 0.50% Class B      $129.27            --               --         --       (3.00)%
      Highest contract charge 1.45% Class B     $119.45            --               --         --       (3.93)%
      All contract charges                           --           616         $ 74,946       0.01%         --
EQ/INTERMEDIATE GOVERNMENT BOND
2017  Lowest contract charge 0.70% Class A      $163.77            --               --         --       (0.36)%
      Highest contract charge 1.45% Class A     $135.77            --               --         --       (1.11)%
      All contract charges                           --           242         $ 40,567       0.82%         --
2016  Lowest contract charge 0.70% Class A      $164.36            --               --         --       (0.25)%
      Highest contract charge 1.45% Class A     $137.29            --               --         --       (1.00)%
      All contract charges                           --           257         $ 43,502       0.66%         --
2015  Lowest contract charge 0.70% Class A      $164.77            --               --         --       (0.28)%
      Highest contract charge 1.45% Class A     $138.68            --               --         --       (1.03)%
      All contract charges                           --           275         $ 46,641       0.58%         --
2014  Lowest contract charge 0.70% Class A      $165.23            --               --         --        0.82%
      Highest contract charge 1.45% Class A     $140.12            --               --         --        0.06%
      All contract charges                           --           295         $ 50,548       0.39%         --
2013  Lowest contract charge 0.70% Class A      $163.88            --               --         --       (2.33)%
      Highest contract charge 1.45% Class A     $140.04            --               --         --       (3.07)%
      All contract charges                           --           336         $ 56,347       0.21%         --
EQ/INTERMEDIATE GOVERNMENT BOND
2017  Lowest contract charge 0.00% Class B(f)   $ 99.96            --               --         --        0.34%
      Highest contract charge 1.30% Class B     $105.36            --               --         --       (0.95)%
      All contract charges                           --           103         $ 12,918       0.82%         --
2016  Lowest contract charge 0.00% Class B      $100.70            --               --         --        0.45%
      Highest contract charge 1.30% Class B     $106.37            --               --         --       (0.84)%
      All contract charges                           --           113         $ 14,492       0.66%         --
2015  Lowest contract charge 0.00% Class B(e)   $100.25            --               --         --       (0.16)%
      Highest contract charge 1.30% Class B     $107.27            --               --         --       (0.86)%
      All contract charges                           --           104         $ 13,778       0.58%         --
2014  Lowest contract charge 0.50% Class B      $147.34            --               --         --        1.02%
      Highest contract charge 1.30% Class B     $108.20            --               --         --        0.22%
      All contract charges                           --           117         $ 15,511       0.39%         --
2013  Lowest contract charge 0.50% Class B      $145.85            --               --         --       (2.13)%
      Highest contract charge 1.30% Class B     $107.96            --               --         --       (2.90)%
      All contract charges                           --           132         $ 17,667       0.21%         --

                                    FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/INTERNATIONAL EQUITY INDEX
2017  Lowest contract charge 0.70% Class A    $164.47            --               --         --       22.36%
      Highest contract charge 1.45% Class A   $126.48            --               --         --       21.44%
      All contract charges                         --         2,219         $363,221       2.63%         --
2016  Lowest contract charge 0.70% Class A    $134.41            --               --         --        1.48%
      Highest contract charge 1.45% Class A   $104.15            --               --         --        0.72%
      All contract charges                         --         2,321         $312,628       2.70%         --
2015  Lowest contract charge 0.70% Class A    $132.45            --               --         --       (2.82)%
      Highest contract charge 1.45% Class A   $103.41            --               --         --       (3.55)%
      All contract charges                         --         2,442         $325,879       2.31%         --
2014  Lowest contract charge 0.70% Class A    $136.30            --               --         --       (7.55)%
      Highest contract charge 1.45% Class A   $107.22            --               --         --       (8.25)%
      All contract charges                         --         2,554         $352,788       2.95%         --
2013  Lowest contract charge 0.70% Class A    $147.43            --               --         --       20.62%
      Highest contract charge 1.45% Class A   $116.86            --               --         --       19.71%
      All contract charges                         --         2,709         $407,476       2.22%         --
EQ/INTERNATIONAL EQUITY INDEX
2017  Lowest contract charge 0.40% Class B    $150.07            --               --         --       22.74%
      Highest contract charge 1.30% Class B   $ 96.10            --               --         --       21.65%
      All contract charges                         --           305         $ 37,039       2.63%         --
2016  Lowest contract charge 0.40% Class B    $122.27            --               --         --        1.78%
      Highest contract charge 1.30% Class B   $ 79.00            --               --         --        0.88%
      All contract charges                         --           321         $ 32,071       2.70%         --
2015  Lowest contract charge 0.40% Class B    $120.13            --               --         --       (2.52)%
      Highest contract charge 1.30% Class B   $ 78.31            --               --         --       (3.39)%
      All contract charges                         --           360         $ 35,412       2.31%         --
2014  Lowest contract charge 0.40% Class B    $123.24            --               --         --       (7.28)%
      Highest contract charge 1.30% Class B   $ 81.06            --               --         --       (8.10)%
      All contract charges                         --           369         $ 37,872       2.95%         --
2013  Lowest contract charge 0.50% Class B    $123.74            --               --         --       20.86%
      Highest contract charge 1.30% Class B   $ 88.20            --               --         --       19.90%
      All contract charges                         --           418         $ 47,134       2.22%         --
EQ/INVESCO COMSTOCK
2017  Lowest contract charge 0.50% Class B    $230.87            --               --         --       17.40%
      Highest contract charge 1.45% Class B   $204.45            --               --         --       16.27%
      All contract charges                         --           617         $128,355       0.78%         --
2016  Lowest contract charge 0.50% Class B    $196.66            --               --         --       16.79%
      Highest contract charge 1.45% Class B   $175.84            --               --         --       15.68%
      All contract charges                         --           661         $117,507       2.49%         --
2015  Lowest contract charge 0.50% Class B    $168.39            --               --         --       (6.66)%
      Highest contract charge 1.45% Class B   $152.01            --               --         --       (7.55)%
      All contract charges                         --           718         $109,963       2.11%         --
2014  Lowest contract charge 0.50% Class B    $180.41            --               --         --        8.37%
      Highest contract charge 1.45% Class B   $164.43            --               --         --        7.34%
      All contract charges                         --           763         $125,870       1.98%         --
2013  Lowest contract charge 0.50% Class B    $166.47            --               --         --       34.36%
      Highest contract charge 1.45% Class B   $153.19            --               --         --       33.08%
      All contract charges                         --           267         $ 41,252       4.48%         --
EQ/JPMORGAN VALUE OPPORTUNITIES
2017  Lowest contract charge 0.40% Class B    $222.58            --               --         --       17.25%
      Highest contract charge 1.45% Class B   $224.65            --               --         --       16.01%
      All contract charges                         --           554         $143,271       0.95%         --
2016  Lowest contract charge 0.40% Class B    $189.84            --               --         --       21.05%
      Highest contract charge 1.45% Class B   $193.64            --               --         --       19.77%
      All contract charges                         --           406         $ 92,188       1.07%         --

                                    FSA-139

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/JPMORGAN VALUE OPPORTUNITIES (CONTINUED)
2015  Lowest contract charge 0.40% Class B    $156.83            --               --         --       (2.67)%
      Highest contract charge 1.45% Class B   $161.67            --               --         --       (3.70)%
      All contract charges                         --           361         $ 69,659       0.71%         --
2014  Lowest contract charge 0.40% Class B    $161.14            --               --         --       13.92%
      Highest contract charge 1.45% Class B   $167.88            --               --         --       12.72%
      All contract charges                         --           326         $ 66,253       1.07%         --
2013  Lowest contract charge 0.70% Class B    $169.26            --               --         --       34.84%
      Highest contract charge 1.45% Class B   $148.94            --               --         --       33.82%
      All contract charges                         --           325         $ 59,293       2.02%         --
EQ/LARGE CAP GROWTH INDEX
2017  Lowest contract charge 0.50% Class B    $180.75            --               --         --       28.57%
      Highest contract charge 1.45% Class B   $168.34            --               --         --       27.36%
      All contract charges                         --         1,636         $287,433       0.79%         --
2016  Lowest contract charge 0.50% Class B    $140.58            --               --         --        5.82%
      Highest contract charge 1.45% Class B   $132.18            --               --         --        4.80%
      All contract charges                         --         1,558         $214,005       1.04%         --
2015  Lowest contract charge 0.50% Class B    $132.85            --               --         --        4.34%
      Highest contract charge 1.45% Class B   $126.12            --               --         --        3.34%
      All contract charges                         --         1,518         $198,419       0.88%         --
2014  Lowest contract charge 0.50% Class B    $127.32            --               --         --       11.67%
      Highest contract charge 1.45% Class B   $122.04            --               --         --       10.61%
      All contract charges                         --         1,489         $187,443       0.94%         --
2013  Lowest contract charge 0.50% Class B    $114.01            --               --         --       31.83%
      Highest contract charge 1.45% Class B   $110.33            --               --         --       30.57%
      All contract charges                         --         1,479         $167,886       0.98%         --
EQ/LARGE CAP VALUE INDEX
2017  Lowest contract charge 0.50% Class B    $129.25            --               --         --       12.44%
      Highest contract charge 1.45% Class B   $114.93            --               --         --       11.37%
      All contract charges                         --           771         $ 90,359       1.89%         --
2016  Lowest contract charge 0.50% Class B    $114.95            --               --         --       15.89%
      Highest contract charge 1.45% Class B   $103.20            --               --         --       14.79%
      All contract charges                         --           748         $ 78,417       2.12%         --
2015  Lowest contract charge 0.50% Class B    $ 99.19            --               --         --       (4.91)%
      Highest contract charge 1.45% Class B   $ 89.90            --               --         --       (5.81)%
      All contract charges                         --           697         $ 63,565       1.94%         --
2014  Lowest contract charge 0.50% Class B    $104.31            --               --         --       12.06%
      Highest contract charge 1.45% Class B   $ 95.45            --               --         --       10.99%
      All contract charges                         --           660         $ 63,828       1.63%         --
2013  Lowest contract charge 0.70% Class B    $ 91.55            --               --         --       30.67%
      Highest contract charge 1.45% Class B   $ 86.00            --               --         --       29.67%
      All contract charges                         --           608         $ 52,859       1.54%         --
EQ/MFS INTERNATIONAL GROWTH
2017  Lowest contract charge 0.40% Class B    $154.84            --               --         --       31.53%
      Highest contract charge 1.45% Class B   $206.51            --               --         --       30.15%
      All contract charges                         --           732         $152,179       0.86%         --
2016  Lowest contract charge 0.40% Class B    $117.72            --               --         --        1.57%
      Highest contract charge 1.45% Class B   $158.67            --               --         --        0.50%
      All contract charges                         --           657         $104,466       1.02%         --
2015  Lowest contract charge 0.40% Class B    $115.90            --               --         --       (0.21)%
      Highest contract charge 1.45% Class B   $157.88            --               --         --       (1.26)%
      All contract charges                         --           619         $ 97,843       0.60%         --
2014  Lowest contract charge 0.40% Class B    $116.14            --               --         --       (5.38)%
      Highest contract charge 1.45% Class B   $159.89            --               --         --       (6.38)%
      All contract charges                         --           589         $ 93,805       0.95%         --
2013  Lowest contract charge 0.40% Class B    $122.75            --               --         --       13.20%
      Highest contract charge 1.45% Class B   $170.79            --               --         --       12.00%
      All contract charges                         --           572         $ 97,506       0.94%         --

                                    FSA-140

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/MID CAP INDEX
2017  Lowest contract charge 0.40% Class B    $200.22            --               --         --       15.02%
      Highest contract charge 1.45% Class B   $226.86            --               --         --       13.81%
      All contract charges                         --         2,944         $671,402       0.95%         --
2016  Lowest contract charge 0.40% Class B    $174.07            --               --         --       19.43%
      Highest contract charge 1.45% Class B   $199.33            --               --         --       18.18%
      All contract charges                         --         2,809         $562,440       1.13%         --
2015  Lowest contract charge 0.40% Class B    $145.75            --               --         --       (3.25)%
      Highest contract charge 1.45% Class B   $168.67            --               --         --       (4.27)%
      All contract charges                         --         2,667         $453,031       0.87%         --
2014  Lowest contract charge 0.40% Class B    $150.64            --               --         --        8.55%
      Highest contract charge 1.45% Class B   $176.19            --               --         --        7.41%
      All contract charges                         --         2,613         $463,057       0.81%         --
2013  Lowest contract charge 0.40% Class B    $138.77            --               --         --       32.05%
      Highest contract charge 1.45% Class B   $164.03            --               --         --       30.66%
      All contract charges                         --         2,638         $434,850       0.79%         --
EQ/MONEY MARKET
2017  Lowest contract charge 0.00% Class A    $  1.00            --               --         --        0.00%
      Highest contract charge 1.45% Class A   $107.68            --               --         --       (1.05)%
      All contract charges                         --         1,454         $ 38,911       0.39%         --
2016  Lowest contract charge 0.00% Class A    $  1.00            --               --         --        0.00%
      Highest contract charge 1.45% Class A   $108.82            --               --         --       (1.45)%
      All contract charges                         --         1,443         $ 42,564       0.00%         --
2015  Lowest contract charge 0.00% Class A    $  1.00            --               --         --        0.00%
      Highest contract charge 1.45% Class A   $110.42            --               --         --       (1.45)%
      All contract charges                         --         1,266         $ 43,701       0.00%         --
2014  Lowest contract charge 0.00% Class A    $  1.00            --               --         --        0.00%
      Highest contract charge 1.45% Class A   $112.04            --               --         --       (1.45)%
      All contract charges                         --         1,244         $ 46,904       0.00%         --
2013  Lowest contract charge 0.00% Class A    $  1.00            --               --         --        0.00%
      Highest contract charge 1.45% Class A   $113.69            --               --         --       (1.45)%
      All contract charges                         --         1,837         $ 54,109       0.00%         --
EQ/MONEY MARKET
2017  Lowest contract charge 0.00% Class B    $  1.00            --               --         --        0.00%
      Highest contract charge 1.30% Class B   $ 93.66            --               --         --       (0.88)%
      All contract charges                         --         8,987         $ 30,193       0.39%         --
2016  Lowest contract charge 0.00% Class B    $  1.00            --               --         --        0.00%
      Highest contract charge 1.30% Class B   $ 94.49            --               --         --       (1.28)%
      All contract charges                         --         8,365         $ 33,504       0.00%         --
2015  Lowest contract charge 0.00% Class B    $  1.00            --               --         --        0.00%
      Highest contract charge 1.30% Class B   $ 95.72            --               --         --       (1.29)%
      All contract charges                         --         4,538         $ 28,080       0.00%         --
2014  Lowest contract charge 0.00% Class B    $  1.00            --               --         --        0.00%
      Highest contract charge 1.30% Class B   $ 96.97            --               --         --       (1.28)%
      All contract charges                         --         3,275         $ 27,356       0.00%         --
2013  Lowest contract charge 0.00% Class B    $  1.00            --               --         --        0.00%
      Highest contract charge 1.30% Class B   $ 98.23            --               --         --       (1.29)%
      All contract charges                         --         4,019         $ 32,095       0.00%         --
EQ/OPPENHEIMER GLOBAL
2017  Lowest contract charge 0.50% Class B    $208.47            --               --         --       34.94%
      Highest contract charge 1.45% Class B   $187.03            --               --         --       33.66%
      All contract charges                         --           941         $177,865       0.59%         --
2016  Lowest contract charge 0.50% Class B    $154.49            --               --         --       (0.46)%
      Highest contract charge 1.45% Class B   $139.93            --               --         --       (1.41)%
      All contract charges                         --           875         $123,212       0.84%         --

                                    FSA-141

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
EQ/OPPENHEIMER GLOBAL (CONTINUED)
2015  Lowest contract charge 0.50% Class B       $155.20            --               --         --        2.66%
      Highest contract charge 1.45% Class B      $141.93            --               --         --        1.68%
      All contract charges                            --           852         $121,243       0.28%         --
2014  Lowest contract charge 0.50% Class B       $151.18            --               --         --        1.29%
      Highest contract charge 1.45% Class B      $139.58            --               --         --        0.32%
      All contract charges                            --           729         $101,760       0.53%         --
2013  Lowest contract charge 0.50% Class B       $149.26            --               --         --       25.70%
      Highest contract charge 1.45% Class B      $139.14            --               --         --       24.50%
      All contract charges                            --           643         $ 89,648       2.48%         --
EQ/PIMCO GLOBAL REAL RETURN(K)
2017  Lowest contract charge 0.50% Class B       $106.91            --               --         --        2.38%
      Highest contract charge 1.45% Class B      $102.26            --               --         --        1.42%
      All contract charges                            --           339         $ 35,233       1.39%         --
2016  Lowest contract charge 0.50% Class B       $104.42            --               --         --        9.78%
      Highest contract charge 1.45% Class B      $100.83            --               --         --        8.72%
      All contract charges                            --           245         $ 24,965       5.89%         --
2015  Lowest contract charge 0.50% Class B       $ 95.12            --               --         --       (2.85)%
      Highest contract charge 1.45% Class B      $ 92.74            --               --         --       (3.78)%
      All contract charges                            --           184         $ 17,168       1.51%         --
2014  Lowest contract charge 0.50% Class B       $ 97.91            --               --         --        7.32%
      Highest contract charge 1.45% Class B(a)   $ 96.38            --               --         --        6.31%
      All contract charges                            --            96         $  9,392       7.98%         --
2013  Lowest contract charge 0.50% Class B(a)    $ 91.23            --               --         --       (7.50)%
      Highest contract charge 1.34% Class B(a)   $ 90.73            --               --         --       (7.98)%
      All contract charges                            --            25         $  2,381       0.18%         --
EQ/PIMCO ULTRA SHORT BOND
2017  Lowest contract charge 1.10% Class A       $ 97.62            --               --         --        0.77%
      Highest contract charge 1.10% Class A      $ 97.62            --               --         --        0.77%
      All contract charges                            --             1         $    107       1.25%         --
2016  Lowest contract charge 1.10% Class A       $ 96.87            --               --         --        0.87%
      Highest contract charge 1.10% Class A      $ 96.87            --               --         --        0.87%
      All contract charges                            --             1         $    106       0.98%         --
2015  Lowest contract charge 1.10% Class A       $ 96.03            --               --         --       (1.38)%
      Highest contract charge 1.10% Class A      $ 96.03            --               --         --       (1.38)%
      All contract charges                            --             1         $    105       0.46%         --
2014  Lowest contract charge 1.10% Class A       $ 97.37            --               --         --       (1.19)%
      Highest contract charge 1.10% Class A      $ 97.37            --               --         --       (1.19)%
      All contract charges                            --             2         $    152       0.37%         --
2013  Lowest contract charge 1.10% Class A       $ 98.54            --               --         --       (1.07)%
      Highest contract charge 1.10% Class A      $ 98.54            --               --         --       (1.07)%
      All contract charges                            --             2         $    156       0.71%         --
EQ/PIMCO ULTRA SHORT BOND
2017  Lowest contract charge 0.50% Class B       $115.50            --               --         --        1.38%
      Highest contract charge 1.45% Class B      $102.29            --               --         --        0.42%
      All contract charges                            --           767         $ 80,773       1.25%         --
2016  Lowest contract charge 0.50% Class B       $113.93            --               --         --        1.49%
      Highest contract charge 1.45% Class B      $101.86            --               --         --        0.51%
      All contract charges                            --           798         $ 83,638       0.98%         --
2015  Lowest contract charge 0.50% Class B       $112.26            --               --         --       (0.78)%
      Highest contract charge 1.45% Class B      $101.34            --               --         --       (1.73)%
      All contract charges                            --           857         $ 88,975       0.46%         --
2014  Lowest contract charge 0.50% Class B       $113.14            --               --         --       (0.59)%
      Highest contract charge 1.45% Class B      $103.12            --               --         --       (1.54)%
      All contract charges                            --           932         $ 98,360       0.37%         --
2013  Lowest contract charge 0.50% Class B       $113.81            --               --         --       (0.42)%
      Highest contract charge 1.45% Class B      $104.73            --               --         --       (1.37)%
      All contract charges                            --         1,000         $106,875       0.71%         --

                                    FSA-142

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/QUALITY BOND PLUS
2017  Lowest contract charge 0.70% Class A    $168.78            --               --         --        0.69%
      Highest contract charge 1.45% Class A   $137.84            --               --         --       (0.07)%
      All contract charges                         --           335         $ 59,351       1.17%         --
2016  Lowest contract charge 0.70% Class A    $167.63            --               --         --        0.47%
      Highest contract charge 1.45% Class A   $137.94            --               --         --       (0.29)%
      All contract charges                         --           358         $ 63,477       1.12%         --
2015  Lowest contract charge 0.70% Class A    $166.85            --               --         --       (0.48)%
      Highest contract charge 1.45% Class A   $138.34            --               --         --       (1.23)%
      All contract charges                         --           391         $ 69,213       1.05%         --
2014  Lowest contract charge 0.70% Class A    $167.65            --               --         --        2.18%
      Highest contract charge 1.45% Class A   $140.06            --               --         --        1.40%
      All contract charges                         --           429         $ 76,711       0.97%         --
2013  Lowest contract charge 0.70% Class A    $164.07            --               --         --       (2.96)%
      Highest contract charge 1.45% Class A   $138.12            --               --         --       (3.70)%
      All contract charges                         --           470         $ 83,030       0.34%         --
EQ/QUALITY BOND PLUS
2017  Lowest contract charge 0.50% Class B    $150.25            --               --         --        0.89%
      Highest contract charge 1.30% Class B   $103.19            --               --         --        0.09%
      All contract charges                         --           146         $ 20,008       1.17%         --
2016  Lowest contract charge 0.50% Class B    $148.93            --               --         --        0.67%
      Highest contract charge 1.30% Class B   $103.10            --               --         --       (0.13)%
      All contract charges                         --           153         $ 20,936       1.12%         --
2015  Lowest contract charge 0.50% Class B    $147.94            --               --         --       (0.27)%
      Highest contract charge 1.30% Class B   $103.23            --               --         --       (1.06)%
      All contract charges                         --           159         $ 21,910       1.05%         --
2014  Lowest contract charge 0.50% Class B    $148.34            --               --         --        2.39%
      Highest contract charge 1.30% Class B   $104.34            --               --         --        1.58%
      All contract charges                         --           169         $ 23,285       0.97%         --
2013  Lowest contract charge 0.50% Class B    $144.88            --               --         --       (2.78)%
      Highest contract charge 1.30% Class B   $102.72            --               --         --       (3.54)%
      All contract charges                         --           184         $ 24,978       0.34%         --
EQ/SMALL COMPANY INDEX
2017  Lowest contract charge 0.40% Class B    $194.15            --               --         --       13.56%
      Highest contract charge 1.45% Class B   $296.42            --               --         --       12.36%
      All contract charges                         --         1,080         $312,612       1.07%         --
2016  Lowest contract charge 0.40% Class B    $170.97            --               --         --       20.05%
      Highest contract charge 1.45% Class B   $263.81            --               --         --       18.79%
      All contract charges                         --         1,078         $277,464       1.16%         --
2015  Lowest contract charge 0.40% Class B    $142.42            --               --         --       (4.95)%
      Highest contract charge 1.45% Class B   $222.09            --               --         --       (5.95)%
      All contract charges                         --         1,085         $235,560       0.91%         --
2014  Lowest contract charge 0.40% Class B    $149.84            --               --         --        4.43%
      Highest contract charge 1.45% Class B   $236.15            --               --         --        3.33%
      All contract charges                         --         1,091         $251,678       0.78%         --
2013  Lowest contract charge 0.40% Class B    $143.48            --               --         --       36.90%
      Highest contract charge 1.45% Class B   $228.54            --               --         --       35.46%
      All contract charges                         --         1,124         $250,855       0.97%         --
EQ/T. ROWE PRICE GROWTH STOCK
2017  Lowest contract charge 0.40% Class B    $221.97            --               --         --       32.84%
      Highest contract charge 1.45% Class B   $245.86            --               --         --       31.44%
      All contract charges                         --         2,437         $606,687       0.00%         --
2016  Lowest contract charge 0.40% Class B    $167.10            --               --         --        0.94%
      Highest contract charge 1.45% Class B   $187.05            --               --         --       (0.13)%
      All contract charges                         --         2,262         $427,483       0.00%         --

                                    FSA-143

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
EQ/T. ROWE PRICE GROWTH STOCK (CONTINUED)
2015  Lowest contract charge 0.40% Class B            $165.55            --               --         --        9.78%
      Highest contract charge 1.45% Class B           $187.29            --               --         --        8.62%
      All contract charges                                 --         2,171         $409,319       0.00%         --
2014  Lowest contract charge 0.40% Class B            $150.80            --               --         --        8.21%
      Highest contract charge 1.45% Class B           $172.42            --               --         --        7.07%
      All contract charges                                 --         1,944         $337,268       0.00%         --
2013  Lowest contract charge 0.40% Class B            $139.36            --               --         --       37.37%
      Highest contract charge 1.45% Class B           $161.04            --               --         --       35.92%
      All contract charges                                 --         1,842         $298,052       0.00%         --
EQ/UBS GROWTH & INCOME
2017  Lowest contract charge 0.50% Class B            $259.69            --               --         --       20.67%
      Highest contract charge 1.35% Class B           $231.85            --               --         --       19.65%
      All contract charges                                 --           196         $ 42,336       0.29%         --
2016  Lowest contract charge 0.50% Class B            $215.20            --               --         --        9.59%
      Highest contract charge 1.35% Class B           $193.78            --               --         --        8.66%
      All contract charges                                 --           188         $ 34,163       0.82%         --
2015  Lowest contract charge 0.50% Class B            $196.36            --               --         --       (1.92)%
      Highest contract charge 1.34% Class B           $178.53            --               --         --       (2.75)%
      All contract charges                                 --           204         $ 34,304       0.59%         --
2014  Lowest contract charge 0.50% Class B            $200.20            --               --         --       13.87%
      Highest contract charge 1.34% Class B           $183.58            --               --         --       12.92%
      All contract charges                                 --           179         $ 31,660       0.66%         --
2013  Lowest contract charge 0.50% Class B            $175.81            --               --         --       34.85%
      Highest contract charge 1.34% Class B           $162.58            --               --         --       33.71%
      All contract charges                                 --           160         $ 25,154       1.01%         --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
2017  Lowest contract charge 0.50% Service Class 2    $223.06            --               --         --       20.98%
      Highest contract charge 1.45% Service Class 2   $183.72            --               --         --       19.84%
      All contract charges                                 --         1,956         $433,391       0.79%         --
2016  Lowest contract charge 0.50% Service Class 2    $184.38            --               --         --        7.20%
      Highest contract charge 1.45% Service Class 2   $153.31            --               --         --        6.17%
      All contract charges                                 --         1,888         $349,167       0.65%         --
2015  Lowest contract charge 0.50% Service Class 2    $172.00            --               --         --       (0.09)%
      Highest contract charge 1.45% Service Class 2   $144.40            --               --         --       (1.04)%
      All contract charges                                 --         1,784         $311,215       0.85%         --
2014  Lowest contract charge 0.50% Service Class 2    $172.15            --               --         --       11.09%
      Highest contract charge 1.45% Service Class 2   $145.92            --               --         --       10.04%
      All contract charges                                 --         1,565         $276,194       0.81%         --
2013  Lowest contract charge 0.50% Service Class 2    $154.96            --               --         --       30.30%
      Highest contract charge 1.45% Service Class 2   $132.61            --               --         --       29.05%
      All contract charges                                 --         1,341         $215,365       0.93%         --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
2017  Lowest contract charge 0.50% Service Class 2    $206.67            --               --         --       12.09%
      Highest contract charge 1.20% Service Class 2   $195.75            --               --         --       11.30%
      All contract charges                                 --            64         $ 12,640       1.57%         --
2016  Lowest contract charge 0.50% Service Class 2    $184.38            --               --         --       17.12%
      Highest contract charge 1.20% Service Class 2   $175.87            --               --         --       16.30%
      All contract charges                                 --            58         $ 10,325       2.37%         --
2015  Lowest contract charge 0.50% Service Class 2    $157.43            --               --         --       (4.71)%
      Highest contract charge 1.20% Service Class 2   $151.22            --               --         --       (5.39)%
      All contract charges                                 --            50         $  7,681       3.28%         --
2014  Lowest contract charge 0.50% Service Class 2    $165.22            --               --         --        7.94%
      Highest contract charge 1.20% Service Class 2   $159.84            --               --         --        7.18%
      All contract charges                                 --            39         $  6,454       3.19%         --
2013  Lowest contract charge 0.50% Service Class 2    $153.07            --               --         --       27.19%
      Highest contract charge 1.20% Service Class 2   $149.13            --               --         --       26.30%
      All contract charges                                 --            27         $  4,066       2.84%         --

                                    FSA-144

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
FIDELITY(R) VIP MID CAP PORTFOLIO
2017  Lowest contract charge 0.50% Service Class 2    $212.94           --               --          --        19.93%
      Highest contract charge 1.20% Service Class 2   $201.69           --               --          --        19.10%
      All contract charges                                 --          269          $54,048        0.51%          --
2016  Lowest contract charge 0.50% Service Class 2    $177.55           --               --          --        11.37%
      Highest contract charge 1.20% Service Class 2   $169.35           --               --          --        10.58%
      All contract charges                                 --          234          $39,627        0.35%          --
2015  Lowest contract charge 0.50% Service Class 2    $159.43           --               --          --        (2.12)%
      Highest contract charge 1.20% Service Class 2   $153.15           --               --          --        (2.81)%
      All contract charges                                 --          191          $29,387        0.29%          --
2014  Lowest contract charge 0.50% Service Class 2    $162.88           --               --          --         5.50%
      Highest contract charge 1.20% Service Class 2   $157.57           --               --          --         4.76%
      All contract charges                                 --          148          $23,272        0.02%          --
2013  Lowest contract charge 0.90% Service Class 2    $152.11           --               --          --        34.65%
      Highest contract charge 1.20% Service Class 2   $150.41           --               --          --        34.23%
      All contract charges                                 --          106          $15,878        0.33%          --
GOLDMAN SACHS VIT MID CAP VALUE FUND
2017  Lowest contract charge 0.50% Service Shares     $196.57           --               --          --        10.30%
      Highest contract charge 1.34% Service Shares    $159.97           --               --          --         9.37%
      All contract charges                                 --          333          $56,505        0.51%          --
2016  Lowest contract charge 0.50% Service Shares     $178.22           --               --          --        12.71%
      Highest contract charge 1.34% Service Shares    $146.27           --               --          --        11.76%
      All contract charges                                 --          323          $50,335        1.19%          --
2015  Lowest contract charge 0.50% Service Shares     $158.12           --               --          --        (9.97)%
      Highest contract charge 1.45% Service Shares    $130.20           --               --          --       (10.84)%
      All contract charges                                 --          318          $43,663        0.12%          --
2014  Lowest contract charge 0.50% Service Shares     $175.64           --               --          --        12.72%
      Highest contract charge 1.45% Service Shares    $146.03           --               --          --        11.64%
      All contract charges                                 --          257          $39,498        0.95%          --
2013  Lowest contract charge 0.50% Service Shares     $155.82           --               --          --        31.89%
      Highest contract charge 1.45% Service Shares    $130.80           --               --          --        30.64%
      All contract charges                                 --          175          $24,067        0.75%          --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
2017  Lowest contract charge 0.00% Series II(f)       $122.88           --               --          --         8.35%
      Highest contract charge 1.20% Series II         $185.12           --               --          --         7.05%
      All contract charges                                 --          248          $45,760        1.63%          --
2016  Lowest contract charge 0.00% Series II          $112.48           --               --          --        14.54%
      Highest contract charge 1.20% Series II         $172.93           --               --          --        13.17%
      All contract charges                                 --          166          $28,770        1.35%          --
2015  Lowest contract charge 0.00% Series II(e)       $ 98.20           --               --          --        (1.88)%
      Highest contract charge 1.20% Series II         $152.81           --               --          --         0.60%
      All contract charges                                 --           78          $12,046        1.70%          --
2014  Lowest contract charge 0.50% Series II          $157.02           --               --          --        11.97%
      Highest contract charge 1.20% Series II         $151.90           --               --          --        11.18%
      All contract charges                                 --           46          $ 7,141        1.73%          --
2013  Lowest contract charge 0.50% Series II          $140.23           --               --          --        30.11%
      Highest contract charge 1.20% Series II         $136.62           --               --          --        29.19%
      All contract charges                                 --           25          $ 3,550        2.61%          --
INVESCO V.I. GLOBAL REAL ESTATE FUND
2017  Lowest contract charge 0.50% Series II          $169.05           --               --          --        12.17%
      Highest contract charge 1.45% Series II         $135.54           --               --          --        11.10%
      All contract charges                                 --          578          $92,185        3.14%          --
2016  Lowest contract charge 0.50% Series II          $150.71           --               --          --         1.31%
      Highest contract charge 1.45% Series II         $122.00           --               --          --         0.35%
      All contract charges                                 --          545          $77,851        1.45%          --

                                    FSA-145

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------
                                                                            ACCUMULATION
                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------ ------------- --------
INVESCO V.I. GLOBAL REAL ESTATE FUND (CONTINUED)
2015  Lowest contract charge 0.50% Series II    $148.76           --               --          --       (2.23)%
      Highest contract charge 1.45% Series II   $121.58           --               --          --       (3.17)%
      All contract charges                           --          504          $71,364        3.41%         --
2014  Lowest contract charge 0.50% Series II    $152.16           --               --          --       13.77%
      Highest contract charge 1.45% Series II   $125.56           --               --          --       12.69%
      All contract charges                           --          433          $63,183        1.51%         --
2013  Lowest contract charge 0.50% Series II    $133.74           --               --          --        1.92%
      Highest contract charge 1.45% Series II   $111.42           --               --          --        0.95%
      All contract charges                           --          326          $42,220        3.92%         --
INVESCO V.I. HIGH YIELD FUND
2017  Lowest contract charge 0.50% Series II    $133.61           --               --          --        5.60%
      Highest contract charge 1.45% Series II   $125.37           --               --          --        4.59%
      All contract charges                           --          324          $41,199        4.01%         --
2016  Lowest contract charge 0.50% Series II    $126.53           --               --          --       10.28%
      Highest contract charge 1.45% Series II   $119.87           --               --          --        9.22%
      All contract charges                           --          280          $34,051        4.11%         --
2015  Lowest contract charge 0.50% Series II    $114.74           --               --          --       (3.85)%
      Highest contract charge 1.45% Series II   $109.75           --               --          --       (4.76)%
      All contract charges                           --          255          $28,355        5.55%         --
2014  Lowest contract charge 0.50% Series II    $119.34           --               --          --        1.08%
      Highest contract charge 1.45% Series II   $115.24           --               --          --        0.10%
      All contract charges                           --          209          $24,316        4.77%         --
2013  Lowest contract charge 0.50% Series II    $118.07           --               --          --        6.24%
      Highest contract charge 1.34% Series II   $115.46           --               --          --        5.34%
      All contract charges                           --          167          $19,329        5.32%         --
INVESCO V.I. INTERNATIONAL GROWTH FUND
2017  Lowest contract charge 0.50% Series II    $160.60           --               --          --       22.11%
      Highest contract charge 1.45% Series II   $129.15           --               --          --       20.95%
      All contract charges                           --          577          $82,166        1.30%         --
2016  Lowest contract charge 0.50% Series II    $131.52           --               --          --       (1.19)%
      Highest contract charge 1.45% Series II   $106.78           --               --          --       (2.14)%
      All contract charges                           --          522          $61,123        1.22%         --
2015  Lowest contract charge 0.50% Series II    $133.11           --               --          --       (3.10)%
      Highest contract charge 1.45% Series II   $109.11           --               --          --       (4.03)%
      All contract charges                           --          450          $53,287        1.37%         --
2014  Lowest contract charge 0.50% Series II    $137.37           --               --          --       (0.41)%
      Highest contract charge 1.45% Series II   $113.69           --               --          --       (1.36)%
      All contract charges                           --          350          $42,920        1.50%         --
2013  Lowest contract charge 0.50% Series II    $137.93           --               --          --       18.12%
      Highest contract charge 1.45% Series II   $115.26           --               --          --       17.00%
      All contract charges                           --          256          $31,602        1.12%         --
INVESCO V.I. MID CAP CORE EQUITY FUND
2017  Lowest contract charge 0.50% Series II    $173.88           --               --          --       14.08%
      Highest contract charge 1.45% Series II   $143.40           --               --          --       12.99%
      All contract charges                           --          128          $22,182        0.32%         --
2016  Lowest contract charge 0.50% Series II    $152.42           --               --          --       12.60%
      Highest contract charge 1.45% Series II   $126.91           --               --          --       11.53%
      All contract charges                           --          119          $18,351        0.00%         --
2015  Lowest contract charge 0.50% Series II    $135.37           --               --          --       (4.76)%
      Highest contract charge 1.45% Series II   $113.79           --               --          --       (5.67)%
      All contract charges                           --          107          $14,794        0.11%         --
2014  Lowest contract charge 0.50% Series II    $142.13           --               --          --        3.65%
      Highest contract charge 1.45% Series II   $120.63           --               --          --        2.66%
      All contract charges                           --           99          $14,583        0.00%         --
2013  Lowest contract charge 0.50% Series II    $137.13           --               --          --       27.82%
      Highest contract charge 1.34% Series II   $146.29           --               --          --       26.75%
      All contract charges                           --           93          $13,303        0.54%         --

                                    FSA-146

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------------------
                                                                            ACCUMULATION
                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------ ------------- --------
INVESCO V.I. SMALL CAP EQUITY FUND
2017  Lowest contract charge 0.50% Series II    $198.91            --               --         --        13.16%
      Highest contract charge 1.34% Series II   $213.58            --               --         --        12.20%
      All contract charges                           --            53         $ 10,641       0.00%          --
2016  Lowest contract charge 0.50% Series II    $175.78            --               --         --        11.28%
      Highest contract charge 1.34% Series II   $190.35            --               --         --        10.35%
      All contract charges                           --            53         $  9,535       0.00%          --
2015  Lowest contract charge 0.50% Series II    $157.96            --               --         --        (6.21)%
      Highest contract charge 1.34% Series II   $172.50            --               --         --        (7.00)%
      All contract charges                           --            52         $  8,732       0.00%          --
2014  Lowest contract charge 0.50% Series II    $168.42            --               --         --         1.57%
      Highest contract charge 1.34% Series II   $185.49            --               --         --         0.72%
      All contract charges                           --            44         $  7,886       0.00%          --
2013  Lowest contract charge 0.70% Series II    $188.18            --               --         --        36.13%
      Highest contract charge 1.34% Series II   $184.17            --               --         --        35.24%
      All contract charges                           --            43         $  7,508       0.00%          --
IVY VIP ENERGY
2017  Lowest contract charge 0.40% Class II     $102.82            --               --         --       (13.00)%
      Highest contract charge 1.45% Class II      84.35            --               --         --       (13.90)%
      All contract charges                           --           523         $ 55,997       0.81%          --
2016  Lowest contract charge 0.40% Class II     $118.18            --               --         --        34.02%
      Highest contract charge 1.45% Class II      97.97            --               --         --        32.61%
      All contract charges                           --           483         $ 60,337       0.14%          --
2015  Lowest contract charge 0.40% Class II     $ 88.18            --               --         --       (22.46)%
      Highest contract charge 1.45% Class II    $ 73.88            --               --         --       (23.27)%
      All contract charges                           --           416         $ 39,275       0.06%          --
2014  Lowest contract charge 0.40% Class II     $113.72            --               --         --       (10.92)%
      Highest contract charge 1.45% Class II    $ 96.29            --               --         --       (11.86)%
      All contract charges                           --           331         $ 40,891       0.00%          --
2013  Lowest contract charge 0.50% Class II     $132.33            --               --         --        27.12%
      Highest contract charge 1.45% Class II    $109.25            --               --         --        25.91%
      All contract charges                           --           240         $ 33,769       0.00%          --
IVY VIP HIGH INCOME
2017  Lowest contract charge 0.50% Class II     $167.60            --               --         --         6.15%
      Highest contract charge 1.45% Class II    $139.34            --               --         --         5.14%
      All contract charges                           --         1,452         $231,112       5.42%          --
2016  Lowest contract charge 0.50% Class II     $157.89            --               --         --        15.60%
      Highest contract charge 1.45% Class II    $132.53            --               --         --        14.51%
      All contract charges                           --         1,293         $195,046       7.20%          --
2015  Lowest contract charge 0.50% Class II     $136.58            --               --         --        (6.97)%
      Highest contract charge 1.45% Class II    $115.74            --               --         --        (7.86)%
      All contract charges                           --         1,240         $162,881       6.09%          --
2014  Lowest contract charge 0.50% Class II     $146.81            --               --         --         1.40%
      Highest contract charge 1.45% Class II    $125.61            --               --         --         0.42%
      All contract charges                           --         1,158         $164,863       4.70%          --
2013  Lowest contract charge 0.50% Class II     $144.79            --               --         --         9.95%
      Highest contract charge 1.45% Class II    $125.08            --               --         --         8.90%
      All contract charges                           --           949         $134,006       4.77%          --
IVY VIP MID CAP GROWTH
2017  Lowest contract charge 0.50% Class II     $176.70            --               --         --        26.27%
      Highest contract charge 1.45% Class II    $165.80            --               --         --        25.06%
      All contract charges                           --           827         $138,856       0.00%          --
2016  Lowest contract charge 0.50% Class II     $139.94            --               --         --         5.58%
      Highest contract charge 1.45% Class II    $132.58            --               --         --         4.58%
      All contract charges                           --           777         $104,334       0.00%          --

                                    FSA-147

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
IVY VIP MID CAP GROWTH (CONTINUED)
2015  Lowest contract charge 0.50% Class II           $132.54            --               --         --        (6.25)%
      Highest contract charge 1.45% Class II          $126.77            --               --         --        (7.15)%
      All contract charges                                 --           693         $ 88,707       0.00%          --
2014  Lowest contract charge 0.50% Class II           $141.38            --               --         --         7.33%
      Highest contract charge 1.45% Class II          $136.53            --               --         --         6.31%
      All contract charges                                 --           579         $ 79,597       0.00%          --
2013  Lowest contract charge 0.50% Class II           $131.72            --               --         --        29.29%
      Highest contract charge 1.45% Class II          $128.43            --               --         --        28.06%
      All contract charges                                 --           490         $ 63,271       0.00%          --
IVY VIP SMALL CAP GROWTH
2017  Lowest contract charge 0.50% Class II           $193.09            --               --         --        22.50%
      Highest contract charge 1.34% Class II          $144.25            --               --         --        21.47%
      All contract charges                                 --           160         $ 25,839       0.00%          --
2016  Lowest contract charge 0.50% Class II           $157.62            --               --         --         2.40%
      Highest contract charge 1.34% Class II          $118.75            --               --         --         1.54%
      All contract charges                                 --           149         $ 19,347       0.00%          --
2015  Lowest contract charge 0.50% Class II           $153.92            --               --         --         1.37%
      Highest contract charge 1.45% Class II          $116.35            --               --         --         0.41%
      All contract charges                                 --           158         $ 19,869       0.00%          --
2014  Lowest contract charge 0.50% Class II           $151.84            --               --         --         1.09%
      Highest contract charge 1.45% Class II          $115.88            --               --         --         0.12%
      All contract charges                                 --            83         $ 10,910       0.00%          --
2013  Lowest contract charge 0.50% Class II           $150.20            --               --         --        42.64%
      Highest contract charge 1.34% Class II          $116.08            --               --         --        41.44%
      All contract charges                                 --            79         $ 10,227       0.00%          --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
2017  Lowest contract charge 0.50% Service Shares     $127.67            --               --         --        27.19%
      Highest contract charge 1.45% Service Shares    $106.73            --               --         --        25.98%
      All contract charges                                 --         1,911         $231,312       1.85%          --
2016  Lowest contract charge 0.50% Service Shares     $100.38            --               --         --        20.17%
      Highest contract charge 1.45% Service Shares    $ 84.72            --               --         --        19.04%
      All contract charges                                 --         1,732         $166,160       1.10%          --
2015  Lowest contract charge 0.50% Service Shares     $ 83.53            --               --         --       (20.46)%
      Highest contract charge 1.45% Service Shares    $ 71.17            --               --         --       (21.22)%
      All contract charges                                 --         1,581         $126,865       1.21%          --
2014  Lowest contract charge 0.50% Service Shares     $105.01            --               --         --        (5.11)%
      Highest contract charge 1.45% Service Shares    $ 90.34            --               --         --        (6.02)%
      All contract charges                                 --         1,299         $132,088       1.81%          --
2013  Lowest contract charge 0.50% Service Shares     $110.67            --               --         --        (1.73)%
      Highest contract charge 1.45% Service Shares    $ 96.13            --               --         --        (2.67)%
      All contract charges                                 --         1,075         $116,148       1.54%          --
MFS(R) INTERNATIONAL VALUE PORTFOLIO
2017  Lowest contract charge 0.00% Service Class(f)   $133.68            --               --         --        26.82%
      Highest contract charge 1.45% Service Class     $175.11            --               --         --        24.99%
      All contract charges                                 --         2,180         $446,495       1.35%          --
2016  Lowest contract charge 0.00% Service Class      $101.46            --               --         --         3.84%
      Highest contract charge 1.45% Service Class     $140.10            --               --         --         2.34%
      All contract charges                                 --         1,808         $296,022       1.18%          --
2015  Lowest contract charge 0.00% Service Class(e)   $ 97.71            --               --         --        (1.74)%
      Highest contract charge 1.45% Service Class     $136.90            --               --         --         4.78%
      All contract charges                                 --         1,439         $230,009       1.83%          --
2014  Lowest contract charge 0.50% Service Class      $153.41            --               --         --         0.63%
      Highest contract charge 1.45% Service Class     $130.66            --               --         --        (0.33)%
      All contract charges                                 --         1,100         $167,974       1.88%          --
2013  Lowest contract charge 0.50% Service Class      $152.45            --               --         --        26.99%
      Highest contract charge 1.45% Service Class     $131.09            --               --         --        25.78%
      All contract charges                                 --           817         $125,058       1.45%          --

                                    FSA-148

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------------------------------
                                                                                   ACCUMULATION
                                                                 UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                      ---------- ----------------- ------------ ------------- --------
MFS(R) INVESTORS TRUST SERIES
2017  Lowest contract charge 0.50% Service Class       $222.67           --                --         --        22.41%
      Highest contract charge 1.34% Service Class      $235.47           --                --         --        21.38%
      All contract charges                                  --           78          $ 17,704       0.56%          --
2016  Lowest contract charge 0.50% Service Class       $181.90           --                --         --         7.78%
      Highest contract charge 1.34% Service Class      $193.99           --                --         --         6.87%
      All contract charges                                  --           72          $ 13,353       0.58%          --
2015  Lowest contract charge 0.50% Service Class       $168.77           --                --         --        (0.55)%
      Highest contract charge 1.34% Service Class      $181.52           --                --         --        (1.39)%
      All contract charges                                  --           68          $ 12,058       0.68%          --
2014  Lowest contract charge 0.50% Service Class       $169.70           --                --         --        10.16%
      Highest contract charge 1.34% Service Class      $184.08           --                --         --         9.23%
      All contract charges                                  --           68          $ 12,152       0.78%          --
2013  Lowest contract charge 0.90% Service Class       $171.04           --                --         --        30.55%
      Highest contract charge 1.34% Service Class      $168.53           --                --         --        29.98%
      All contract charges                                  --           66          $ 10,673       0.97%          --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
2017  Lowest contract charge 0.50% Service Class       $263.11           --                --         --        27.46%
      Highest contract charge 1.34% Service Class      $247.28           --                --         --        26.39%
      All contract charges                                  --           69          $ 17,383       0.42%          --
2016  Lowest contract charge 0.50% Service Class       $206.42           --                --         --         5.31%
      Highest contract charge 1.34% Service Class      $195.65           --                --         --         4.43%
      All contract charges                                  --           69          $ 13,609       0.40%          --
2015  Lowest contract charge 0.50% Service Class(c)    $196.01           --                --         --        (2.00)%
      Highest contract charge 1.34% Service Class(c)   $187.35           --                --         --        (2.64)%
      All contract charges                                  --           55          $ 10,568       0.46%          --
MFS(R) TECHNOLOGY PORTFOLIO
2017  Lowest contract charge 0.50% Service Class       $328.81           --                --         --        37.96%
      Highest contract charge 1.45% Service Class      $239.18           --                --         --        36.64%
      All contract charges                                  --          420          $131,151       0.00%          --
2016  Lowest contract charge 0.50% Service Class       $238.34           --                --         --         7.85%
      Highest contract charge 1.45% Service Class      $175.04           --                --         --         6.82%
      All contract charges                                  --          329          $ 74,586       0.00%          --
2015  Lowest contract charge 0.50% Service Class       $221.00           --                --         --         9.98%
      Highest contract charge 1.45% Service Class      $163.86           --                --         --         8.93%
      All contract charges                                  --          269          $ 57,341       0.00%          --
2014  Lowest contract charge 0.50% Service Class       $200.94           --                --         --         9.85%
      Highest contract charge 1.45% Service Class      $150.43           --                --         --         8.80%
      All contract charges                                  --          206          $ 40,388       0.00%          --
2013  Lowest contract charge 0.50% Service Class       $182.92           --                --         --        34.05%
      Highest contract charge 1.45% Service Class      $138.26           --                --         --        32.76%
      All contract charges                                  --          170          $ 30,430       0.00%          --
MFS(R) UTILITIES SERIES
2017  Lowest contract charge 0.40% Service Class       $149.80           --                --         --        14.04%
      Highest contract charge 1.45% Service Class      $144.48           --                --         --        12.84%
      All contract charges                                  --          621          $111,471       4.15%          --
2016  Lowest contract charge 0.40% Service Class       $131.36           --                --         --        10.79%
      Highest contract charge 1.45% Service Class      $128.04           --                --         --         9.62%
      All contract charges                                  --          610          $ 96,899       3.70%          --
2015  Lowest contract charge 0.40% Service Class       $118.57           --                --         --       (15.09)%
      Highest contract charge 1.45% Service Class      $116.80           --                --         --       (16.00)%
      All contract charges                                  --          598          $ 86,414       4.03%          --
2014  Lowest contract charge 0.40% Service Class       $139.65           --                --         --        12.02%
      Highest contract charge 1.45% Service Class      $139.04           --                --         --        10.84%
      All contract charges                                  --          577          $ 99,267       2.00%          --
2013  Lowest contract charge 0.40% Service Class       $124.67           --                --         --        19.74%
      Highest contract charge 1.45% Service Class      $125.44           --                --         --        18.46%
      All contract charges                                  --          429          $ 66,413       2.24%          --

                                    FSA-149

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
MULTIMANAGER AGGRESSIVE EQUITY
2017  Lowest contract charge 0.70% Class A    $178.11            --               --         --       29.44%
      Highest contract charge 1.45% Class A   $147.96            --               --         --       28.47%
      All contract charges                         --         3,579         $628,070       0.15%         --
2016  Lowest contract charge 0.70% Class A    $137.60            --               --         --        2.72%
      Highest contract charge 1.45% Class A   $115.17            --               --         --        1.95%
      All contract charges                         --         3,933         $533,772       0.53%         --
2015  Lowest contract charge 0.70% Class A    $133.96            --               --         --        3.26%
      Highest contract charge 1.45% Class A   $112.97            --               --         --        2.48%
      All contract charges                         --         4,332         $573,539       0.16%         --
2014  Lowest contract charge 0.70% Class A    $129.73            --               --         --        9.89%
      Highest contract charge 1.45% Class A   $110.24            --               --         --        9.06%
      All contract charges                         --         4,724         $606,822       0.10%         --
2013  Lowest contract charge 0.70% Class A    $118.05            --               --         --       36.24%
      Highest contract charge 1.45% Class A   $101.08            --               --         --       35.21%
      All contract charges                         --         5,230         $612,296       0.11%         --
MULTIMANAGER AGGRESSIVE EQUITY
2017  Lowest contract charge 0.50% Class B    $165.10            --               --         --       29.70%
      Highest contract charge 1.30% Class B   $198.98            --               --         --       28.68%
      All contract charges                         --           166         $ 25,903       0.15%         --
2016  Lowest contract charge 0.50% Class B    $127.29            --               --         --        2.93%
      Highest contract charge 1.30% Class B   $154.63            --               --         --        2.11%
      All contract charges                         --           179         $ 21,680       0.53%         --
2015  Lowest contract charge 0.50% Class B    $123.67            --               --         --        3.46%
      Highest contract charge 1.30% Class B   $151.43            --               --         --        2.65%
      All contract charges                         --           203         $ 24,139       0.16%         --
2014  Lowest contract charge 0.50% Class B    $119.53            --               --         --       10.12%
      Highest contract charge 1.30% Class B   $147.52            --               --         --        9.24%
      All contract charges                         --           222         $ 25,616       0.10%         --
2013  Lowest contract charge 0.50% Class B    $108.55            --               --         --       36.46%
      Highest contract charge 1.30% Class B   $135.04            --               --         --       35.38%
      All contract charges                         --           248         $ 26,270       0.11%         --
MULTIMANAGER CORE BOND
2017  Lowest contract charge 0.40% Class B    $106.78            --               --         --        2.58%
      Highest contract charge 1.45% Class B   $146.08            --               --         --        1.51%
      All contract charges                         --           755         $113,109       2.08%         --
2016  Lowest contract charge 0.40% Class B    $104.09            --               --         --        2.23%
      Highest contract charge 1.45% Class B   $143.91            --               --         --        1.16%
      All contract charges                         --           794         $116,522       2.08%         --
2015  Lowest contract charge 0.40% Class B    $101.82            --               --         --       (0.26)%
      Highest contract charge 1.45% Class B   $142.26            --               --         --       (1.32)%
      All contract charges                         --           833         $120,425       1.92%         --
2014  Lowest contract charge 0.40% Class B    $102.09            --               --         --        3.33%
      Highest contract charge 1.45% Class B   $144.17            --               --         --        2.24%
      All contract charges                         --           877         $128,120       2.06%         --
2013  Lowest contract charge 0.40% Class B    $ 98.80            --               --         --       (2.75)%
      Highest contract charge 1.45% Class B   $141.01            --               --         --       (3.77)%
      All contract charges                         --           946         $134,945       1.53%         --
MULTIMANAGER MID CAP GROWTH
2017  Lowest contract charge 0.50% Class B    $255.30            --               --         --       26.03%
      Highest contract charge 1.45% Class B   $218.97            --               --         --       24.83%
      All contract charges                         --           362         $ 81,983       0.00%         --
2016  Lowest contract charge 0.50% Class B    $202.57            --               --         --        6.25%
      Highest contract charge 1.45% Class B   $175.41            --               --         --        5.23%
      All contract charges                         --           386         $ 69,549       0.10%         --

                                    FSA-150

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                   --------------------------------------------------------------
                                                                                ACCUMULATION
                                                              UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                   ---------- ----------------- ------------ ------------- --------
MULTIMANAGER MID CAP GROWTH (CONTINUED)
2015  Lowest contract charge 0.50% Class B          $190.66           --                --         --       (2.01)%
      Highest contract charge 1.45% Class B         $166.69           --                --         --       (2.95)%
      All contract charges                               --          426          $ 72,928       0.00%         --
2014  Lowest contract charge 0.50% Class B          $194.58           --                --         --        4.34%
      Highest contract charge 1.45% Class B         $171.76           --                --         --        3.35%
      All contract charges                               --          445          $ 78,682       0.00%         --
2013  Lowest contract charge 0.70% Class B          $182.04           --                --         --       39.20%
      Highest contract charge 1.45% Class B         $166.20           --                --         --       38.13%
      All contract charges                               --          489          $ 83,389       0.00%         --
MULTIMANAGER MID CAP VALUE
2017  Lowest contract charge 0.40% Class B          $182.79           --                --         --        8.84%
      Highest contract charge 1.45% Class B         $238.13           --                --         --        7.69%
      All contract charges                               --          231          $ 56,322       0.76%         --
2016  Lowest contract charge 0.40% Class B          $167.95           --                --         --       18.61%
      Highest contract charge 1.45% Class B         $221.12           --                --         --       17.35%
      All contract charges                               --          254          $ 57,175       1.03%         --
2015  Lowest contract charge 0.40% Class B          $141.60           --                --         --       (5.93)%
      Highest contract charge 1.45% Class B         $188.42           --                --         --       (6.92)%
      All contract charges                               --          281          $ 53,666       0.67%         --
2014  Lowest contract charge 0.40% Class B          $150.53           --                --         --        4.92%
      Highest contract charge 1.45% Class B         $202.43           --                --         --        3.82%
      All contract charges                               --          314          $ 64,158       0.43%         --
2013  Lowest contract charge 0.50% Class B          $218.80           --                --         --       34.92%
      Highest contract charge 1.45% Class B         $194.99           --                --         --       33.63%
      All contract charges                               --          355          $ 69,948       0.36%         --
MULTIMANAGER TECHNOLOGY
2017  Lowest contract charge 0.50% Class B          $327.10           --                --         --       38.43%
      Highest contract charge 1.45% Class B         $280.56           --                --         --       37.11%
      All contract charges                               --          667          $191,981       0.00%         --
2016  Lowest contract charge 0.50% Class B          $236.30           --                --         --        8.40%
      Highest contract charge 1.45% Class B         $204.62           --                --         --        7.37%
      All contract charges                               --          689          $144,841       0.01%         --
2015  Lowest contract charge 0.50% Class B          $217.98           --                --         --        5.76%
      Highest contract charge 1.45% Class B         $190.58           --                --         --        4.75%
      All contract charges                               --          763          $148,717       0.00%         --
2014  Lowest contract charge 0.50% Class B          $206.11           --                --         --       12.98%
      Highest contract charge 1.45% Class B         $181.93           --                --         --       11.90%
      All contract charges                               --          799          $148,438       0.00%         --
2013  Lowest contract charge 0.50% Class B          $182.43           --                --         --       34.91%
      Highest contract charge 1.45% Class B         $162.58           --                --         --       33.62%
      All contract charges                               --          829          $137,447       0.00%         --
OPPENHEIMER MAIN STREET FUND(R)/VA
2017  Lowest contract charge 0.50% Service Class    $233.11           --                --         --       16.06%
      Highest contract charge 1.20% Service Class   $220.79           --                --         --       15.24%
      All contract charges                               --           28          $  6,219       1.03%         --
2016  Lowest contract charge 0.50% Service Class    $200.86           --                --         --       10.75%
      Highest contract charge 1.20% Service Class   $191.59           --                --         --        9.96%
      All contract charges                               --           21          $  4,187       0.85%         --
2015  Lowest contract charge 0.50% Service Class    $181.37           --                --         --        2.59%
      Highest contract charge 1.20% Service Class   $174.23           --                --         --        1.87%
      All contract charges                               --           15          $  2,773       0.65%         --
2014  Lowest contract charge 0.50% Service Class    $176.79           --                --         --        9.85%
      Highest contract charge 1.20% Service Class   $171.03           --                --         --        9.08%
      All contract charges                               --           12          $  2,046       0.55%         --
2013  Lowest contract charge 0.50% Service Class    $160.94           --                --         --       30.78%
      Highest contract charge 1.20% Service Class   $156.80           --                --         --       29.87%
      All contract charges                               --            7          $  1,126       0.86%         --

                                    FSA-151

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
2017  Lowest contract charge 0.00% Advisor Class(f)   $100.91           --               --           --        2.04%
      Highest contract charge 1.20% Advisor Class     $ 66.44           --               --           --        0.82%
      All contract charges                                 --          123          $ 8,220        10.91%         --
2016  Lowest contract charge 0.00% Advisor Class      $ 87.28           --               --           --       14.87%
      Highest contract charge 1.20% Advisor Class     $ 65.90           --               --           --       13.50%
      All contract charges                                 --          106          $ 7,011         1.03%         --
2015  Lowest contract charge 0.00% Advisor Class(e)   $ 75.98           --               --           --      (23.02)%
      Highest contract charge 1.20% Advisor Class     $ 58.06           --               --           --      (26.55)%
      All contract charges                                 --           89          $ 5,188         4.14%         --
2014  Lowest contract charge 0.50% Advisor Class      $ 81.72           --               --           --      (19.15)%
      Highest contract charge 1.20% Advisor Class     $ 79.05           --               --           --      (19.72)%
      All contract charges                                 --           68          $ 5,384         0.27%         --
2013  Lowest contract charge 0.50% Advisor Class      $101.07           --               --           --      (15.14)%
      Highest contract charge 1.20% Advisor Class     $ 98.47           --               --           --      (15.74)%
      All contract charges                                 --           48          $ 4,781         1.55%         --
TARGET 2015 ALLOCATION
2017  Lowest contract charge 0.50% Class B            $148.96           --               --           --       10.75%
      Highest contract charge 1.34% Class B           $135.34           --               --           --        9.82%
      All contract charges                                 --          157          $21,214         1.29%         --
2016  Lowest contract charge 0.40% Class B            $123.50           --               --           --        5.21%
      Highest contract charge 1.34% Class B           $123.24           --               --           --        4.22%
      All contract charges                                 --          180          $22,285         1.42%         --
2015  Lowest contract charge 0.50% Class B            $127.97           --               --           --       (2.40)%
      Highest contract charge 1.34% Class B           $118.25           --               --           --       (3.22)%
      All contract charges                                 --          194          $22,954         1.16%         --
2014  Lowest contract charge 0.50% Class B            $131.12           --               --           --        2.45%
      Highest contract charge 1.34% Class B           $122.19           --               --           --        1.58%
      All contract charges                                 --          204          $24,803         1.19%         --
2013  Lowest contract charge 0.50% Class B            $127.99           --               --           --       13.50%
      Highest contract charge 1.35% Class B           $120.20           --               --           --       12.53%
      All contract charges                                 --          211          $25,198         1.39%         --
TARGET 2025 ALLOCATION
2017  Lowest contract charge 0.40% Class B            $152.66           --               --           --       14.95%
      Highest contract charge 1.45% Class B           $146.06           --               --           --       13.75%
      All contract charges                                 --          521          $77,893         1.52%         --
2016  Lowest contract charge 0.40% Class B            $132.80           --               --           --        6.99%
      Highest contract charge 1.45% Class B           $128.41           --               --           --        5.87%
      All contract charges                                 --          461          $60,164         1.50%         --
2015  Lowest contract charge 0.40% Class B            $124.12           --               --           --       (2.44)%
      Highest contract charge 1.45% Class B           $121.29           --               --           --       (3.46)%
      All contract charges                                 --          437          $53,745         1.28%         --
2014  Lowest contract charge 0.50% Class B            $136.08           --               --           --        3.51%
      Highest contract charge 1.45% Class B           $125.64           --               --           --        2.52%
      All contract charges                                 --          405          $51,648         1.31%         --
2013  Lowest contract charge 0.50% Class B            $131.46           --               --           --       18.51%
      Highest contract charge 1.45% Class B           $122.55           --               --           --       17.37%
      All contract charges                                 --          367          $45,631         1.35%         --
TARGET 2035 ALLOCATION
2017  Lowest contract charge 0.40% Class B            $161.94           --               --           --       17.30%
      Highest contract charge 1.45% Class B           $153.00           --               --           --       16.06%
      All contract charges                                 --          516          $80,987         1.51%         --
2016  Lowest contract charge 0.40% Class B            $138.06           --               --           --        7.59%
      Highest contract charge 1.45% Class B           $131.83           --               --           --        6.47%
      All contract charges                                 --          450          $60,682         1.48%         --

                                    FSA-152

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
TARGET 2035 ALLOCATION (CONTINUED)
2015  Lowest contract charge 0.40% Class B       $128.32           --               --          --       (2.42)%
      Highest contract charge 1.45% Class B      $123.82           --               --          --       (3.45)%
      All contract charges                            --          411          $51,693        1.33%         --
2014  Lowest contract charge 0.40% Class B       $131.50           --               --          --        4.07%
      Highest contract charge 1.45% Class B      $128.25           --               --          --        2.97%
      All contract charges                            --          370          $47,918        1.35%         --
2013  Lowest contract charge 0.50% Class B       $133.60           --               --          --       21.64%
      Highest contract charge 1.45% Class B      $124.55           --               --          --       20.49%
      All contract charges                            --          333          $41,685        1.35%         --
TARGET 2045 ALLOCATION
2017  Lowest contract charge 0.40% Class B       $170.31           --               --          --       19.21%
      Highest contract charge 1.45% Class B      $157.34           --               --          --       17.96%
      All contract charges                            --          431          $69,508        1.50%         --
2016  Lowest contract charge 0.40% Class B       $142.86           --               --          --        8.25%
      Highest contract charge 1.45% Class B      $133.38           --               --          --        7.12%
      All contract charges                            --          382          $52,165        1.47%         --
2015  Lowest contract charge 0.40% Class B       $131.97           --               --          --       (2.71)%
      Highest contract charge 1.45% Class B      $124.52           --               --          --       (3.64)%
      All contract charges                            --          340          $43,122        1.38%         --
2014  Lowest contract charge 0.40% Class B       $135.64           --               --          --        4.36%
      Highest contract charge 1.45% Class B      $129.23           --               --          --        3.26%
      All contract charges                            --          287          $37,869        1.42%         --
2013  Lowest contract charge 0.70% Class B       $132.29           --               --          --       24.34%
      Highest contract charge 1.45% Class B      $125.15           --               --          --       23.41%
      All contract charges                            --          245          $30,986        1.35%         --
TARGET 2055 ALLOCATION
2017  Lowest contract charge 0.50% Class B       $121.41           --               --          --       21.18%
      Highest contract charge 1.34% Class B      $118.74           --               --          --       20.17%
      All contract charges                            --           68          $ 8,093        1.90%         --
2016  Lowest contract charge 0.50% Class B       $100.19           --               --          --        8.96%
      Highest contract charge 1.34% Class B      $ 98.81           --               --          --        8.04%
      All contract charges                            --           32          $ 3,226        2.17%         --
2015  Lowest contract charge 0.50% Class B(d)    $ 91.95           --               --          --       (6.99)%
      Highest contract charge 1.34% Class B(d)   $ 91.46           --               --          --       (7.46)%
      All contract charges                            --            6          $   538        3.16%         --
TEMPLETON GLOBAL BOND VIP FUND
2017  Lowest contract charge 0.50% Class 2       $119.93           --               --          --        1.41%
      Highest contract charge 1.20% Class 2      $113.60           --               --          --        0.71%
      All contract charges                            --          564          $64,165        0.00%         --
2016  Lowest contract charge 0.50% Class 2       $118.26           --               --          --        2.43%
      Highest contract charge 1.20% Class 2      $112.80           --               --          --        1.70%
      All contract charges                            --          502          $56,677        0.00%         --
2015  Lowest contract charge 0.50% Class 2       $115.46           --               --          --       (4.78)%
      Highest contract charge 1.20% Class 2      $110.91           --               --          --       (5.45)%
      All contract charges                            --          427          $47,351        7.80%         --
2014  Lowest contract charge 0.50% Class 2       $121.26           --               --          --        1.33%
      Highest contract charge 1.20% Class 2      $117.30           --               --          --        0.61%
      All contract charges                            --          328          $38,426        4.98%         --
2013  Lowest contract charge 0.50% Class 2       $119.67           --               --          --        1.12%
      Highest contract charge 1.20% Class 2      $116.59           --               --          --        0.40%
      All contract charges                            --          232          $27,077        4.73%         --

                                    FSA-153

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2017

8. Financial highlights (Concluded)

                                                                        YEARS ENDED DECEMBER 31,
                                                    ---------------------------------------------------------------
                                                                                 ACCUMULATION
                                                               UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                    ---------- ----------------- ------------ ------------- --------
VANECK VIP GLOBAL HARD ASSETS FUND
2017  Lowest contract charge 0.50% Class S Shares     $69.26           --               --          --        (2.46)%
      Highest contract charge 1.45% Class S Shares    $64.99           --               --          --        (3.39)%
      All contract charges                                --          370          $24,338        0.00%          --
2016  Lowest contract charge 0.50% Class S Shares     $71.01           --               --          --        42.70%
      Highest contract charge 1.45% Class S Shares    $67.27           --               --          --        41.35%
      All contract charges                                --          380          $25,817        0.37%          --
2015  Lowest contract charge 0.50% Class S Shares     $49.76           --               --          --       (33.96)%
      Highest contract charge 1.45% Class S Shares    $47.59           --               --          --       (34.59)%
      All contract charges                                --          318          $15,253        0.03%          --
2014  Lowest contract charge 0.50% Class S Shares     $75.35           --               --          --       (19.75)%
      Highest contract charge 1.45% Class S Shares    $72.76           --               --          --       (20.52)%
      All contract charges                                --          249          $18,317        0.00%          --
2013  Lowest contract charge 0.50% Class S Shares     $93.89           --               --          --         9.75%
      Highest contract charge 1.34% Class S Shares    $91.81           --               --          --         8.82%
      All contract charges                                --          202          $18,656        0.46%          --

   ----------
  (a)Units were made available on May 20, 2013.
  (b)Units were made available on June 13, 2014.
  (c)Units were made available on March 27, 2015.
  (d)Units were made available on May 26, 2015.
  (e)Units were made available on June 19, 2015.
  (f)Units were made available on January 25, 2016.
  (g)1290 VT Small Cap Value replaced AXA/Pacific Global Small Cap Value due to a fund merger on May 19, 2017.
  (h)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 25 due to a fund merger on May 19, 2017.
  (i)Units were made available on May 19, 2017.
  (j)Charter/SM/ Moderate replaced Charter/SM/ International Moderate due to a fund merger on May 19, 2017.
  (k)EQ/PIMCO Global Real Return replaced Charter/SM/ Real Assets due to a fund merger on May 19, 2017.

  * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
  ** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2017 through April 16, 2018, the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-154

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm....................   F-1

Consolidated Financial Statements:
  Consolidated Balance Sheets as of December 31, 2017 and 2016.............   F-2
  Consolidated Statements of Income (Loss), for the Years Ended
   December 31, 2017, 2016 and 2015........................................   F-4
  Consolidated Statements of Comprehensive Income (Loss), for the Years
   Ended December 31, 2017, 2016 and 2015..................................   F-5
  Consolidated Statements of Equity, for the Years Ended December 31,
   2017, 2016 and 2015.....................................................   F-6
  Consolidated Statements of Cash Flows, for the Years Ended December 31,
   2017, 2016 and 2015.....................................................   F-7
  Notes to Consolidated Financial Statements
   Note 1 -- Organization..................................................  F-10
   Note 2 -- Significant Accounting Policies...............................  F-10
   Note 3 -- Investments...................................................  F-29
   Note 4 -- Goodwill and Other Intangible Assets..........................  F-46
   Note 5 -- Closed Block..................................................  F-47
   Note 6 -- DAC and Policyholder Bonus Interest Credits...................  F-48
   Note 7 -- Fair Value Disclosures........................................  F-49
   Note 8 -- Insurance Liabilities.........................................  F-61
   Note 9 -- Reinsurance Agreements........................................  F-64
   Note 10 -- Short-Term and Long-Term Debt................................  F-66
   Note 11 -- Related Party Transactions...................................  F-67
   Note 12 -- Employee Benefit Plans.......................................  F-69
   Note 13 -- Share-Based and Other Compensation Programs..................  F-74
   Note 14 -- Income Taxes.................................................  F-79
   Note 15 -- Accumulated Other Comprehensive Income (Loss)................  F-81
   Note 16 -- Commitments and Contingent Liabilities.......................  F-82
   Note 17 -- Insurance Group Statutory Financial Information..............  F-85
   Note 18 -- Business Segment Information.................................  F-86
   Note 19 -- Quarterly Results of Operations (Unaudited)..................  F-89
   Note 20 -- Subsequent Events............................................  F-97

Financial Statement Schedules:
  Schedule I -- Summary of Investments -- Other than Investments in
   Related Parties, as of December 31, 2017................................  F-98
  Schedule III -- Supplementary Insurance Information, as of and for the
   Years Ended December 31, 2017 and 2016 and for the Year ended
   December 31, 2015.......................................................  F-99
  Schedule IV -- Reinsurance, as of and for the Years Ended December 31,
   2017, 2016 and 2015..................................................... F-102

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company:

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying consolidated balance sheets of AXA Equitable Life Insurance Company and its subsidiaries as of December 31, 2017 and 2016, and the related consolidated statements of income (loss), comprehensive income
(loss), equity and cash flows for each of the three years in the period ended December 31, 2017, including the related notes and financial statement schedules listed in the accompanying index (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

As discussed in Note 2 to the consolidated financial statements the Company has restated its 2016 consolidated financial statements and financial statement schedules to correct errors.

BASIS FOR OPINION

These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York

April 11, 2018

We have served as the Company's auditor since 1993.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2017 AND 2016

                                                         AS RESTATED
                                                   -----------------
                                                     2017     2016
                                                   -------- --------
                                                     (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at fair
   value (amortized cost of $34,831 and $32,123).. $ 36,358 $ 32,570
  Mortgage loans on real estate (net of valuation
   allowances of $8 and $8).......................   10,935    9,757
  Real estate held for production of income/(1)/..      390       56
  Policy loans....................................    3,315    3,361
  Other equity investments/(1)/...................    1,351    1,323
  Trading securities, at fair value...............   12,628    9,134
  Other invested assets/(1)/......................    3,121    2,226
                                                   -------- --------
   Total investments..............................   68,098   58,427
Cash and cash equivalents/(1)/....................    3,409    2,950
Cash and securities segregated, at fair value.....      825      946
Broker-dealer related receivables.................    2,158    2,100
Deferred policy acquisition costs.................    4,547    5,058
Goodwill and other intangible assets, net.........    3,709    3,741
Amounts due from reinsurers.......................    5,079    4,654
Loans to affiliates...............................      703      703
Guaranteed minimum income benefit reinsurance
  asset, at fair value............................   10,488   10,314
Other assets/(1)/.................................    4,432    4,260
Separate Accounts' assets.........................  122,537  111,403
                                                   -------- --------

TOTAL ASSETS...................................... $225,985 $204,556
                                                   ======== ========

LIABILITIES
Policyholders' account balances................... $ 43,805 $ 38,825
Future policy benefits and other policyholders
  liabilities.....................................   29,034   28,901
Broker-dealer related payables....................      764      484
Securities sold under agreements to repurchase....    1,887    1,996
Customers related payables........................    2,229    2,360
Amounts due to reinsurers.........................      134      125
Short-term and Long-term debt/(1)/................      769      513
Current and deferred income taxes.................    1,973    2,834
Other liabilities/(1)/............................    2,663    2,108
Separate Accounts' liabilities....................  122,537  111,403
                                                   -------- --------
   Total liabilities..............................  205,795  189,549
                                                   -------- --------
Redeemable Noncontrolling Interest/(1)/........... $    626 $    403
                                                   -------- --------

Commitments and contingent liabilities (Note 16)

/(1)/See Note 2 for details of balances with variable interest entities.

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2017 AND 2016
                                  (CONTINUED)

                                                             AS RESTATED
                                                   ---------------------
                                                      2017       2016
                                                   ---------- ----------
                                                       (IN MILLIONS)

EQUITY
AXA Equitable's equity:
  Common stock, $1.25 par value, 2 million shares
   authorized, issued and outstanding............. $        2 $        2
  Capital in excess of par value..................      6,859      5,339
  Retained earnings...............................      9,010      6,150
  Accumulated other comprehensive income (loss)...        598         17
                                                   ---------- ----------
   Total AXA Equitable's equity...................     16,469     11,508
                                                   ---------- ----------
Noncontrolling interest...........................      3,095      3,096
                                                   ---------- ----------
   Total equity...................................     19,564     14,604
                                                   ---------- ----------

TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING
  INTEREST AND EQUITY............................. $  225,985 $  204,556
                                                   ========== ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                   CONSOLIDATED STATEMENTS OF INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                            AS RESTATED
                                                   ----------------------------
                                                     2017      2016      2015
                                                   --------  --------  --------
                                                           (IN MILLIONS)
REVENUES
Policy charges and fee income..................... $  3,334  $  3,344  $  3,291
Premiums..........................................      904       880       852
Net derivative gains (losses).....................      890    (1,211)   (1,161)
Net investment income (loss)......................    2,583     2,318     2,057
Investment gains (losses), net:
  Total other-than-temporary impairment losses....      (13)      (65)      (41)
  Other investment gains (losses), net............     (112)       81        21
                                                   --------  --------  --------
     Total investment gains (losses), net.........     (125)       16       (20)
                                                   --------  --------  --------
Investment management and service fees............    4,106     3,755     3,902
Other income......................................       41        36        40
                                                   --------  --------  --------
   Total revenues.................................   11,733     9,138     8,961
                                                   --------  --------  --------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits...........................    3,462     2,771     2,474
Interest credited to policyholders' account
  balances........................................    1,040     1,029       887
Compensation and benefits.........................    1,762     1,723     1,783
Commissions and distribution related payments.....    1,486     1,467     1,505
Interest expense..................................       29        16        20
Amortization of deferred policy acquisition
  costs, net......................................      268        52      (243)
Other operating costs and expenses................    1,431     1,458     1,497
                                                   --------  --------  --------
   Total benefits and other deductions............    9,478     8,516     7,923
                                                   --------  --------  --------
Income (loss) from operations, before income taxes    2,255       622     1,038
Income tax (expense) benefit......................    1,139        84        22
                                                   --------  --------  --------
Net income (loss).................................    3,394       706     1,060
  Less: Net (income) loss attributable to the
   noncontrolling interest........................     (534)     (496)     (398)
                                                   --------  --------  --------
Net Income (Loss) attributable to AXA Equitable... $  2,860  $    210  $    662
                                                   ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                           AS RESTATED
                                                   --------------------------
                                                     2017     2016     2015
                                                   --------  ------  --------
                                                          (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net income (loss)................................. $  3,394  $  706  $  1,060
                                                   --------  ------  --------

Other comprehensive income (loss) net of income
taxes:
  Foreign currency translation adjustment.........       41     (18)      (25)
  Change in unrealized gains (losses), net of
   reclassification adjustment....................      563    (194)     (832)
  Changes in defined benefit plan related items
   not yet recognized in periodic benefit cost,
   net of reclassification adjustment.............       (5)     (3)       (4)
                                                   --------  ------  --------
Total other comprehensive income (loss), net of
  income taxes....................................      599    (215)     (861)
                                                   --------  ------  --------

Comprehensive income (loss).......................    3,993     491       199

  Less: Comprehensive (income) loss attributable
   to noncontrolling interest.....................     (552)   (479)     (383)
                                                   --------  ------  --------

Comprehensive income (loss) attributable to AXA
  Equitable....................................... $  3,441  $   12  $   (184)
                                                   ========  ======  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                                         AS RESTATED
                                                               -------------------------------
                                                                  2017       2016       2015
                                                               ---------  ---------  ---------
                                                                        (IN MILLIONS)
EQUITY ATTRIBUTABLE TO AXA EQUITABLE:
  Common stock, at par value, beginning and end of year....... $       2  $       2  $       2
                                                               ---------  ---------  ---------

  Capital in excess of par value, beginning of year...........     5,339      5,321      5,957
  Deferred tax on dividend of AB Units........................        --         --        (35)
  Non cash capital contribution from AXA Financial (See Note
   12)........................................................        --         --        137
  Transfer of unrecognized net actuarial loss of the AXA
   Equitable Qualified Pension Plan to AXA Financial (see
   Note 12)...................................................        --         --       (772)
  Capital contribution from Parent............................     1,500         --         --
  Other changes in capital in excess of par value.............        20         18         34
                                                               ---------  ---------  ---------
  Capital in excess of par value, end of year.................     6,859      5,339      5,321
                                                               ---------  ---------  ---------

  Retained earnings, beginning of year........................     6,150      6,990      7,240
  Net income (loss)...........................................     2,860        210        662
  Shareholder dividends.......................................        --     (1,050)      (912)
                                                               ---------  ---------  ---------
  Retained earnings, end of year..............................     9,010      6,150      6,990
                                                               ---------  ---------  ---------
  Accumulated other comprehensive income (loss), beginning of
   year.......................................................        17        215        289
  Transfer of unrecognized net actuarial loss of the AXA
   Equitable Qualified Pension Plan to AXA Financial (see
   Note 12)...................................................        --         --        772
  Other comprehensive income (loss)...........................       581       (198)      (846)
                                                               ---------  ---------  ---------
  Accumulated other comprehensive income (loss), end of year..       598         17        215
                                                               ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR..................    16,469     11,508     12,528
                                                               ---------  ---------  ---------

Noncontrolling interest, beginning of year....................     3,096      3,059      2,967
Repurchase of AB Holding units................................      (158)      (168)      (154)
Net income (loss) attributable to noncontrolling interest.....       485        491        398
Dividends paid to noncontrolling interest.....................      (457)      (384)      (414)
Dividend of AB Units by AXA Equitable to AXA Financial........        --         --        145
Other comprehensive income (loss) attributable to
  noncontrolling interest.....................................        18        (17)       (15)
Other changes in noncontrolling interest......................       111        115        132
                                                               ---------  ---------  ---------

   Noncontrolling interest, end of year.......................     3,095      3,096      3,059
                                                               ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR..................................... $  19,564  $  14,604  $  15,587
                                                               =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                              AS RESTATED
                                                    ------------------------------
                                                      2017       2016       2015
                                                    --------  ---------  ---------
                                                             (IN MILLIONS)
Net income (loss).................................. $  3,394  $     706  $   1,060
Adjustments to reconcile net income (loss) to net
  cash provided by (used in) operating activities:
  Interest credited to policyholders' account
   balances........................................    1,040      1,029        887
  Policy charges and fee income....................   (3,334)    (3,344)    (3,291)
  Net derivative (gains) losses....................     (890)     1,211      1,161
  Investment (gains) losses, net...................      125        (16)        20
  Realized and unrealized (gains) losses on
   trading securities..............................     (166)        41         43
  Non-cash long term incentive compensation
   expense.........................................      185        152        172
  Amortization of deferred sales commission........       32         41         49
  Other depreciation and amortization..............     (136)       (98)       (18)
  Amortization of deferred cost of reinsurance
   asset...........................................      (84)       159        121
  Amortization of other intangibles................       31         29         28
  Return of real estate joint venture and limited
   partnerships....................................      140        126        161

  Changes in:
   Net broker-dealer and customer related
     receivables/payables..........................     (278)       608        (38)
   Reinsurance recoverable.........................     (416)      (304)      (929)
   Segregated cash and securities, net.............      130       (381)       (89)
   Deferred policy acquisition costs...............      268         52       (243)
   Future policy benefits..........................    1,511        431        631
   Current and deferred income taxes...............     (664)      (742)        50
  Other, net.......................................      189       (161)       (99)
                                                    --------  ---------  ---------

Net cash provided by (used in) operating
  activities....................................... $  1,077  $    (461) $    (324)
                                                    ========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015
                                  (CONTINUED)

                                                              AS RESTATED
                                                    -------------------------------
                                                       2017       2016       2015
                                                    ---------  ---------  ---------
                                                             (IN MILLIONS)
Cash flows from investing activities:
  Proceeds from the sale/maturity/prepayment of:
   Fixed maturities, available for sale............ $   9,738  $   7,154  $   4,368
   Mortgage loans on real estate...................       934        676        609
   Trading account securities......................     9,125      6,271     10,768
   Other...........................................       228         32        134
  Payment for the purchase/origination of:
   Fixed maturities, available for sale............   (12,465)    (7,873)    (4,701)
   Mortgage loans on real estate...................    (2,108)    (3,261)    (1,311)
   Trading account securities......................   (12,667)    (8,691)   (12,501)
   Other...........................................      (280)      (250)      (132)
  Cash settlements related to derivative
   instruments.....................................    (1,259)       102        529
  Decrease in loans to affiliates..................        --        384         --
  Change in short-term investments.................      (264)      (205)      (363)
  Investment in capitalized software, leasehold
   improvements and EDP equipment..................      (100)       (85)       (71)
  Purchase of business, net of cash acquired.......      (130)       (21)        --
  Other, net.......................................       238        409        203
                                                    ---------  ---------  ---------

Net cash provided by (used in) investing
  activities....................................... $  (9,010) $  (5,358) $  (2,468)
                                                    =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015
                                  (CONTINUED)

                                                             AS RESTATED
                                                    ----------------------------
                                                      2017      2016      2015
                                                    --------  --------  --------
                                                            (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
   Deposits........................................ $  9,882  $  9,746  $  5,757
   Withdrawals.....................................   (5,926)   (2,874)   (2,861)
   Transfer (to) from Separate Accounts............    1,656     1,202     1,045
  Change in short-term financings..................       53       (69)       95
  Change in collateralized pledged assets..........      710      (677)       (2)
  Change in collateralized pledged liabilities.....    1,108       125      (270)
  (Decrease) increase in overdrafts payable........       63       (85)       80
  Repayment of long term debt......................       --        --      (200)
  Shareholder dividends paid.......................       --    (1,050)     (767)
  Repurchase of AB Holding units...................     (220)     (236)     (214)
  Redemptions (purchases) of non-controlling
   interests of consolidated company-sponsored
   investment funds................................      120      (137)       --
  Distribution to noncontrolling interest in
   consolidated subsidiaries.......................     (457)     (385)     (414)
  Increase (decrease) in Securities sold under
   agreement to repurchase.........................     (109)      104       939
  (Increase) decrease in securities purchased
   under agreement to resell.......................       --        79       (79)
  Capital Contribution from Parent.................    1,500        --        --
  Other, net.......................................      (10)        8         5
                                                    --------  --------  --------

Net cash provided by (used in) financing
  activities.......................................    8,370     5,751     3,114
                                                    ========  ========  ========

Effect of exchange rate changes on cash and cash
  equivalents......................................       22       (10)      (10)

Change in cash and cash equivalents................      459       (78)      312
Cash and cash equivalents, beginning of year.......    2,950     3,028     2,716
                                                    --------  --------  --------

Cash and cash equivalents, end of year............. $  3,409  $  2,950  $  3,028
                                                    ========  ========  ========

Supplemental cash flow information:
  Interest paid.................................... $     (8) $    (11) $     19
                                                    ========  ========  ========
  Income taxes (refunded) paid..................... $     33  $    613  $    (80)
                                                    ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable" and, collectively with its consolidated subsidiaries, the "Company") is a diversified financial services company. The Company is a direct, wholly-owned subsidiary of AXA Equitable Financial Services, LLC ("AEFS"). AEFS is a direct, wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a direct wholly-owned subsidiary of AXA Equitable Holdings, Inc. ("Holdings"). Holdings is an indirect wholly-owned subsidiary of AXA S.A. ("AXA"), a French holding company for the AXA Group, a worldwide leader in life, property and casualty and health insurance and asset management.

   In the fourth quarter of 2017, the Company completed the reorganization of its segment results into an expanded segment structure to enhance transparency and accountability. The Company believe that the additional segments will enhance the transparency of our financial results. The Company has modified the presentation of its business segment results to reflect its new operating structure and prior periods' presentation has been revised to conform to the new structure.

   On May 10, 2017, AXA announced its intention to pursue the sale of a minority stake in our indirect parent, Holdings, through a proposed initial public offering (the "Holdings IPO") in the first half of 2018. On
   November 13, 2017, Holdings filed a Form S-1 registration statement with the Securities and Exchange Commission (the "SEC"). The completion of the proposed Holdings IPO will depend on, among other things, the SEC filing and review process and customary regulatory approvals, as well as market conditions. There can be no assurance that the proposed Holdings IPO will occur on the anticipated timeline or at all.

   The Company now conducts operations in four segments: Individual Retirement, Group Retirement, Investment Management and Research, and Protection Solutions. The Company's management evaluates the performance of each of these segments independently.

      . The Individual Retirement segment offers a diverse suite of variable annuity products which are primarily sold to affluent and high net worth individuals saving for retirement or seeking retirement income.

      . The Group Retirement segment offers tax-deferred investment and retirement plans sponsored by educational entities, municipalities and not-for-profit entities as well as small and medium-sized businesses.

      . The Investment Management and Research segment provides diversified investment management, research and related solutions globally to a broad range of clients through three main client channels -- Institutional, Retail and Private Wealth Management -- and distributes its institutional research products and solutions through Bernstein Research Services. The Investment Management and Research segment reflects the business of AllianceBernstein Holding L.P. ("AB Holding"), AllianceBernstein L.P. ("ABLP") and their subsidiaries (collectively, "AB").

      . The Protection Solutions segment includes the Company's life insurance and group employee benefits businesses. The life insurance business offers a variety of variable universal life, indexed universal life and term life products to help affluent and high net worth individuals, as well as small and medium-sized business owners, with their wealth protection, wealth transfer and corporate needs. Our group employee benefits business offers a suite of life, short- and long-term disability, dental and vision insurance products to small and medium-size businesses across the United States.

   Corporate and Other includes certain of the Company's financing and investment expenses. It also includes: the closed block of life insurance (the "Closed Block"), run-off group pension business, run-off health business, certain strategic investments and certain unallocated items, including capital and related investments, interest expense and corporate expense. AB's results of operations are reflected in the Investment Management and Research segment. Accordingly, Corporate and Other does not include any items applicable to AB.

   At December 31, 2017 and 2016, the Company's economic interest in AB was 29.0% and 29.0%, respectively. At December 31, 2017 and 2016, respectively, AXA and its subsidiaries' economic interest in AB (including AXA Financial Group) was approximately 64.7% and 63.7%. AXA Equitable is the parent of AllianceBernstein Corporation, the general partner ("General Partner") of both AB Holding and ABLP; as a result it consolidates AB in the Company's consolidated financial statements.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements present the consolidated results of operations, financial condition, and cash flows of the Company and its subsidiaries and those investment companies, partnerships and joint ventures in which the Company has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   We believe that the consolidated financial statements include all adjustments necessary for a fair presentation of the results of operations of the Company. All significant intercompany transactions and balances have been eliminated in consolidation. The years "2017", "2016" and "2015" refer to the years ended December 31, 2017, 2016 and 2015, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Adoption of New Accounting Pronouncements

   In January 2017, the Financial Accounting Standards Board ("FASB") issued new guidance that amends the definition of a business to provide a more robust framework for determining when a set of assets and activities is a business. The definition primarily adds clarity for evaluating whether certain transactions should be accounted for as acquisitions/dispositions of assets or businesses, the latter subject to guidance on business combinations, but also may interact with other areas of accounting where the defined term is used, such as in the application of guidance on consolidation and goodwill impairment. The new guidance is effective for fiscal years ending December 31, 2018. The Company elected to early adopt the new guidance for the year ending December 31, 2016. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In January 2017, the FASB issued updated guidance to simplify the accounting for goodwill impairment on a prospective basis in years beginning after December 15, 2019, with early adoption permitted for impairment testing performed after January 1, 2017. The revised guidance removes Step 2 from the goodwill impairment testing model that currently requires a hypothetical purchase price allocation to assess goodwill recoverability when Step 1 testing demonstrates a reporting unit's carrying value exceeds its fair value. Existing guidance that limits the measure of goodwill impairment to the carrying amount of the reporting unit's goodwill remains unchanged by elimination of the requirement to perform Step 2 testing. The Company elected to early adopt the guidance effective January 1, 2017 for its first quarter 2017 interim goodwill recoverability assessments. Adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

   In October 2016, the FASB issued updated guidance on consolidation of interests held through related parties that are under common control, which alters how a decision maker needs to consider indirect interests in a VIE held through an entity under common control. The new guidance amends the recently adopted consolidation guidance analysis. Under the new guidance, if a decision maker is required to evaluate whether it is the primary beneficiary of a VIE, it will need to consider only its proportionate indirect interest in the VIE held through a common control party. The Company adopted the revised guidance effective January 1, 2017. Adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

   In March 2016, the FASB issued new guidance simplifying the transition to the equity method of accounting. The amendment eliminates the requirement for an investor to retroactively adjust the basis of a previously held interest in an investment that subsequently qualifies for use of the equity method. Additionally, the amendment requires any unrealized holding gain or loss recognized in accumulated other comprehensive income (loss) ("AOCI ") to be realized in earnings at the date an available-for-sale ("AFS") security qualifies for use of the equity method. The Company adopted the revised guidance effective January 1, 2017. Adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

   In March 2016, the FASB issued new guidance on improvements to employee share-based payment accounting. The amendment includes provisions intended to simplify various aspects related to how share-based payments are accounted for and presented in the financial statements including: income tax effects of share-based payments, minimum statutory tax withholding requirements and forfeitures. The Company adopted the revised guidance effective January 1, 2017. Adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

   In February 2015, the FASB issued a new consolidation standard that makes targeted amendments to the VIE assessment, including guidance specific to the analysis of fee arrangements and related party relationships, modifies the guidance for the evaluation of limited partnerships and similar entities for consolidation to eliminate the presumption of general partner control, and ends the deferral that had been granted to certain investment companies for applying previous VIE guidance. The Company adopted this guidance beginning January 1, 2016 using a modified retrospective approach, thereby not requiring a restatement of prior year periods. At initial adoption, the Company's reevaluation of all legal entities under the new standard resulted in identification of additional VIEs and consolidation of certain investment products of the Investment Management and Research segment that were not consolidated in accordance with previous guidance. The analysis performed under this guidance requires the exercise of judgment and is updated continuously as circumstances change or new entities are formed.

   In August 2014, the FASB issued new guidance which requires management to evaluate whether there is "substantial doubt" about the reporting entity's ability to continue as a going concern and provide related footnote disclosures about those uncertainties, if they exist. The new guidance is effective for annual periods ending after December 15, 2016 and interim periods thereafter. The Company implemented this guidance in its reporting on the year ended December 31, 2016. The effect of implementing this guidance was not material to the Company's consolidated financial statements.

   Future Adoption of New Accounting Pronouncements

   In February 2018, the FASB issued new guidance that will permit, but not require, entities to reclassify to retained earnings tax effects "stranded" in AOCI resulting from the change in federal tax rate enacted by the Tax Cuts and Jobs Act (the "Act") on December 22, 2017. An entity that elects this option must reclassify these stranded tax effects for all items in AOCI, including, but not limited to, AFS securities and employee benefits. Tax effects stranded in AOCI for other reasons, such as prior changes in tax law, may not be reclassified. While the new guidance provides entities the option to reclassify these amounts, new disclosures are required regardless of whether entities elect to do so. The new guidance is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption is permitted for periods for which financial statements have not yet been issued or made available for issuance, including in the period the Act was signed into law (i.e., the reporting period including December 22, 2017). Election can be made either to apply the new guidance retrospectively to each period in which the effect of the Act is recognized or in the period of adoption. Management currently is evaluating the options provided for adopting this guidance and the potential impacts on the Company's consolidated financial statements.

   In August 2017, the FASB issued new guidance on accounting for hedging activities, intended to more closely align the financial statement reporting of hedging relationships to the economic results of an entity's risk management activities. In addition, the new guidance makes certain targeted modifications to simplify the application of current hedge accounting guidance. The new guidance is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years, with early application permitted. The effect of adoption should be reflected as of the beginning of the fiscal year of adoption (that is, the initial application date). All transition requirements and elections should be applied to derivatives positions and hedging relationships existing on the date of adoption. Management currently is evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In May 2017, the FASB issued guidance on share-based payments. The amendment provides clarity intended to reduce diversity in practice and the cost and complexity of accounting for changes to the terms or conditions of share-based payment awards. The new guidance is effective for interim and annual periods beginning after December 15, 2017, requires prospective application to awards modified on or after the date of adoption, and permits early adoption. This amendment did not have a material impact on the Company's consolidated financial statements.

   In March 2017, the FASB issued guidance that requires certain premiums on callable debt securities to be amortized to the earliest call date and is intended to better align interest income recognition with the manner in which market participants price these instruments. The new guidance is effective for interim and annual periods beginning after December 15, 2018 with early adoption permitted and is to be applied on a modified retrospective basis. Management currently is evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In March 2017, the FASB issued new guidance on the presentation of net periodic pension and post-retirement benefit costs that requires disaggregation of the service cost component from the other components of net benefit costs on the income statement. The service cost component will be presented with other employee compensation costs in "income from operations," and the remaining components will be reported separately outside of income from operations. While this standard does not change the rules for how benefits costs are measured, it limits the amount eligible for capitalization to the service cost component and, therefore, may require insurers and other entities that establish deferred assets related to the acquisition of new contracts to align its capitalization policies/practices with that limitation. The new guidance is effective for interim and annual periods beginning after December 15, 2017 with early adoption permitted and is to be applied retrospectively for changes in the income statement presentation of net benefit cost and prospectively for changes in capitalization eligibility. The guidance permits the use of amounts previously disclosed for the various components of net benefits cost as the basis for the retrospective change in the income statement presentation, and use of that approach must be disclosed as a "practical expedient" to determining how much of the various components of net benefits costs actually was reflected in historical income statements a result of capitalization and subsequent amortization. For purpose of segment reporting, net periodic benefits costs should continue to be presented based on how management reports those costs internally for evaluation, regardless of these new requirements. The Company expects to utilize the practical expedient for adopting the retrospective change in its income statement presentation of net benefits costs. Based on the assessments performed to-date, adoption of this new guidance in first quarter 2018 is not expected to have a material impact on the Company's consolidated financial statements.

   In August 2016, the FASB issued new guidance to simplify elements of cash flow classification. The new guidance is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The new guidance is effective for interim and annual periods beginning after December 15, 2017 and should be applied using a retrospective transition method. Adoption of this new guidance in first quarter 2018 is not expected to have a material impact on the Company's financial condition or results of operations.

   In June 2016, the FASB issued new guidance related to the accounting for credit losses on financial instruments. The new guidance introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The new guidance is effective for interim and annual periods beginning after December 15, 2019 with early adoption permitted for annual periods beginning after December 15, 2018. Management currently is evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In February 2016, the FASB issued revised guidance to lease accounting that will require lessees to recognize on the balance sheet a "right-of-use" asset and a lease liability for virtually all lease arrangements, including those embedded in other contracts. The new lease accounting model will continue to distinguish between capital and operating leases. The current straight-line pattern for the recognition of rent expense on an operating lease is expected to remain substantially unchanged by the new guidance but instead will be comprised of amortization of the right-of-use asset and interest cost on the related lease obligation, thereby resulting in an income statement presentation similar to a financing arrangement or capital lease. Lessor accounting will remain substantially unchanged from the current model but has been updated to align with certain changes made to the lessee model. The new guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018, with early adoption permitted. The transition provisions require application on a modified retrospective approach at the beginning of the earliest comparative period presented in the financial statements (that is, January 1, 2017). Extensive quantitative and qualitative disclosures, including significant judgments made by management, will be required to provide greater insight into the extent of revenue and expense recognized and expected to be recognized from existing lease contracts and arrangements. Management currently is evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In January 2016, the FASB issued new guidance related to the recognition and measurement of financial assets and financial liabilities. The new guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale ("AFS") debt securities. The new guidance will require equity investments in unconsolidated entities, except those accounted for under the equity method, to be measured at fair value through earnings, thereby eliminating the AFS classification for equity securities with readily determinable fair values for which changes in fair value currently are reported in AOCI. Adoption of this new guidance is required in interim and annual periods beginning after December 15, 2017 and is to be applied on a modified retrospective basis. At December 31, 2017, the Company's equity investments include approximately $157 million common stock securities designated as AFS for which a cumulative effect adjustment to opening retained earnings will be made at January 1, 2018 to reclassify from AOCI the related net unrealized investment gains/(losses), net of income tax. The Company's investment assets held in the form of equity interests in unconsolidated entities, such as limited partnerships and limited liability companies, including hedge funds, private equity funds, and real estate-related funds, generally are accounted for under the equity method and will not be impacted by this new guidance. The Company does not currently report any of its financial liabilities under the fair value option. Adoption of this new guidance in first quarter 2018 is not expected to have a material impact on the Company's financial condition or results of operations.

   In May 2014, the FASB issued new guidance that revises the recognition criteria for revenue arising from contracts with customers to provide goods or services, except when those revenue streams are from insurance contracts, leases, rights and obligations that are in the scope of certain financial instruments (i.e., derivative contracts) and guarantees other than product or service warranties. The new standard's core principle is that revenue should be recognized when "control" of promised goods or services is transferred to customers and in an amount that reflects the consideration to which it expects to be entitled in exchange. Applying the new revenue recognition criteria generally will require more judgments and estimates than under current guidance in order to identify contractual performance obligations to customers, assess the roles of intermediaries in fulfilling those obligations, determine the amount of variable consideration to include in the transaction price, and allocate the transaction price to distinct performance obligations in bundled contracts. The new guidance is effective for interim and annual periods beginning after December 15, 2017, with early adoption permitted. Transition to the new standard requires a retrospective approach but application is permitted either on a full or modified basis, the latter by recognition of a cumulative-effect adjustment to opening equity in the period of initial adoption. On January 1, 2018, the Company will adopt the new revenue recognition guidance on a modified retrospective basis and provide in its first quarter 2018 reporting the additional disclosures required by the new standard. Revenues within the scope of this standard and subject to the Company's analysis largely emerge from its investment in AllianceBernstein, as reported in the Company's Investment Management and Research segment, but also result from the Company's direct wholly-owned subsidiary, FMG as well as broker-dealer operations. Based on the assessments performed to-date, the Company does not expect any changes in the amounts or timing of revenue recognition, including base investment management and advisory fees, distribution revenues, shareholder servicing revenues, and broker-dealer revenues. However, performance-based fees, that currently are recognized at the end of the applicable measurement period when no risk of reversal remains, and carried-interest distributions received (considered performance-based fees), that currently are recorded as deferred revenues until no risk of reversal remains, in certain instances may be recognized earlier under the new standard if it is probable that significant reversal will not occur. As a result, the Company currently expects its initial adoption of the new revenue recognition standard at January 1, 2018 will result in a pre-tax cumulative effect adjustment to increase opening equity by approximately
   $35 million, representing carried-interest distributions previously received, net of revenue sharing payments to investment team members, with respect to which it is probable that significant reversal will not occur. The Company's future financial statements will include additional disclosures as required by the new revenue recognition guidance.

   Closed Block

   As a result of demutualization, the Company's Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and income of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of the Company's general account (the "General Account"), any of its separate accounts (the "Separate Accounts") or any affiliate of the Company without the approval of the New York State Department of Financial Services (the "NYDFS"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax income from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's income.

   If the actual cumulative income from the Closed Block are greater than the expected cumulative income, only the expected income will be recognized in net income. Actual cumulative income in excess of expected cumulative income at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block income in a subsequent period are less than the expected income for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative income of the Closed Block are less than the expected cumulative income, only actual income would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of deferred policy acquisition costs ("DAC"), are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in other comprehensive income ("OCI"). The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in income (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security at the date of acquisition. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Real estate held for the production of income is stated at depreciated cost less valuation allowances.

   Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

   Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

   Partnerships, investment companies and joint venture interests that the Company has control of and has an economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity method of accounting and are reported in other equity investments. The Company records its interests in certain of these partnerships on a month or one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with realized and unrealized gains (losses) reported in net investment income (loss) in the statements of Net income (loss).

   Corporate owned life insurance ("COLI") has been purchased by the Company and certain subsidiaries on the lives of certain key employees and the Company and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2017 and 2016, the carrying value of COLI was $911 million and $892 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets. The Company classifies as short-term securities purchased with a maturity of twelve months or less.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   Cash and securities segregated primarily includes U.S. Treasury Bills segregated by AB in a special reserve bank custody account for the exclusive benefit of its brokerage customers under Rule 15c3-3 of the Exchange Act.

   All securities owned, including U.S. government and agency securities, mortgage-backed securities, futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options and may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities." The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related Credit Support Annex ("CSA") have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company's freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in "Net derivative gains (losses)" without considering changes in the fair value of the economically associated assets or liabilities.

   The Company is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of income (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Securities Repurchase and Reverse Repurchase Agreements

   Securities repurchase and reverse repurchase transactions involve the temporary exchange of securities for cash or other collateral of equivalent value, with agreement to redeliver a like quantity of the same or similar securities at a future date prior to maturity at a fixed and determinable price. Transfers of securities under these agreements to repurchase or resell are evaluated by the Company to determine whether they satisfy the criteria for accounting treatment as secured borrowing or lending arrangements. Agreements not meeting the criteria would require recognition of the transferred securities as sales or purchases with related forward repurchase or resale commitments. All of the Company's securities repurchase transactions are accounted for as collateralized borrowings with the related obligations distinctly captioned in the consolidated balance sheets. Earnings from investing activities related to the cash received under the Company's securities repurchase arrangements are reported in the consolidated statements of income (loss) as "Net investment income" and the associated borrowing cost is reported as "Interest expense." The Company has not actively engaged in securities reverse repurchase transactions.

   Commercial and Agricultural Mortgage Loans on Real Estate:

   Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

      . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during the lenders annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans also are individually evaluated quarterly by the Company's IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problem mortgages but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans, a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan-specific portion of the loss allowance is based on the Company's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan has been restructured to where the collection of interest is considered likely. At December 31, 2017 and 2016, the carrying values of commercial mortgage loans that had been classified as nonaccrual mortgage loans were $19 million and $34 million, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring ("TDR"), the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the mortgage loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Block's policyholders dividend obligation, insurance liability loss recognition, DAC related to UL policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades.

   Recognition of Insurance Income and Related Expenses

   Deposits related to universal life ("UL") and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to income.

   AMORTIZATION POLICY. In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

   DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience and changes in the reserve of products that have indexed features such as SCS IUL and MSO, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC are amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in income (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future separate account performance. Management sets estimated future gross profit or assessment assumptions related to separate account performance using a long-term view of expected average market returns by applying a reversion to the mean ("RTM") approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Based upon management's current expectations of interest rates and future fund growth, the Company updated its RTM assumption from 9.0% to 7.0%. The average gross long-term return measurement start date was also updated to December 31, 2014. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At
   December 31, 2017, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.7% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.7% net of product weighted average Separate Account fees) and 0.0% (-2.3% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is five years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than five years in order to reach the average gross long-term return estimate, the application of the five year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than five years would result in a required deceleration of DAC amortization.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2017, the average rate of assumed investment yields, excluding policy loans, for the Company was 4.7% grading to 4.3% over 7 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in net income in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative income over expected cumulative income as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in net income (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies are subject to recoverability testing as part of the Company's premium deficiency testing. If a premium deficiency exists, DAC are reduced by the amount of the deficiency or to zero through a charge to current period net income (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in net income
   (loss) in the period such deficiency occurs.

   For some products, policyholders can elect to modify product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. These transactions are known as internal replacements. If such modification substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Policyholder Bonus Interest Credits

   Policyholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these policyholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets in the consolidated balance sheets and amortization is included in Interest credited to policyholders' account balances in the consolidated statements of income (loss).

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium, investment performance and interest credited, net of surrenders, withdrawals, benefits and charges.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated policyholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 5.0% to 6.3% (weighted average of 5.1%) for approximately 99.1% of life insurance liabilities and from 1.6% to 5.5% (weighted average of 4.2%) for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to income.

   Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York ("FHLBNY"), the Company has access to collateralized borrowings. The Company may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require the Company to pledge qualified mortgage-backed assets and/or government securities as collateral.

   For reinsurance contracts other than those accounted for as derivatives, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefits ("GMDB") and/or contain guaranteed minimum living benefit ("GMLB," and together with GMDB, the "GMxB features") which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit ("GMIB") base. The Company previously issued certain variable annuity products with and guaranteed income benefit ("GIB") features, guaranteed withdrawal benefit for life ("GWBL"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") features. The Company has also assumed reinsurance for products with GMxB features.

   Reserves for products that have GMIB features, but do not have no-lapse guarantee features, and products with GMDB features are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding separate account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a RTM approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   Products that have a GMIB feature with a no-lapse guarantee rider ("NLG"), GIB, GWBL, GMWB and GMAB features and the assumed products with GMIB features (collectively "GMxB derivative features") are considered either freestanding or embedded derivatives and discussed below under ("Embedded and Freestanding Insurance Derivatives").

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (I.E., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to income. Premium deficiency reserves have been recorded for the group single premium annuity business, certain interest-sensitive life contracts, structured settlements, individual disability income and major medical. Additionally, in certain instances the policyholder liability for a particular line of business may not be deficient in the aggregate to trigger loss recognition, but the pattern of income may be such that profits are expected to be recognized in earlier years followed by losses in later years. In these situations, accounting standards require that an additional profits followed by loss liability be recognized by an amount necessary to sufficiently offset the losses that would be recognized in later years. A profits followed by loss liability is included in "Future policy benefits" and is predominately associated with certain interest-sensitive life contracts.

   Embedded and Freestanding Insurance Derivatives

   Reserves for products considered either embedded or freestanding derivatives are measured at estimated fair value separately from the host variable annuity product, with changes in estimated fair value reported in Net derivative gains (losses). The estimated fair values of these derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees attributable to the guarantee. The projections of future benefits and future fees require capital markets and actuarial assumptions, including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk-free rates.

   Additionally the Company cedes and assumes reinsurance for products with GMxB features, which are considered an embedded when part of a reinsurance contract covers risks not treated as derivative or a freestanding derivative otherwise. The GMxB reinsurance contract asset and liabilities' fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios.

   Changes in the fair value of embedded and freestanding derivatives are reported on the consolidated statements of income (loss) in Net derivative gains (losses). Reserves for embedded derivatives liabilities and assumed reinsurance contracts are reported in Future policyholders' benefits and other policyholders' liabilities and the GMIB reinsurance contract asset, at fair value is reported in a stand-alone line in the consolidated balance sheets.

   Embedded and freestanding insurance derivatives fair values are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits is attributed to the embedded derivative. The percentage of fees included in the fair value measurement is locked-in at inception. Fees above those amounts represent "excess" fees and are reported in Policy charges and fee income.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Company. Separate Account assets are subject to General Account claims only to the extent Separate Account assets exceed separate accounts liabilities. Assets and liabilities of the Separate Account represent the net deposits and accumulated net investment income (loss) less fees, held primarily for the benefit of policyholders, and for which the Company does not bear the investment risk. Separate Account assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to policyholders of such Separate Account are offset within the same line in the consolidated statements of income
   (loss). For 2017, 2016 and 2015, investment results of such Separate Accounts were gains (losses) of $16,735 million, $8,222 million and $(1,148) million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Account assets and liabilities and are not reported in revenues or expenses. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Management and Service Fees and Related Expenses

   INVESTMENT MANAGEMENT AND RESEARCH

   Investment management and service fees principally include the Investment Management and Research segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") and Sanford
   C. Bernstein Limited ("SCBL") for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AB sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Since January 31, 2009, AB sponsored U.S. mutual funds have not offered back-end load shares to new investors. Likewise, as of December 31, 2016, AB sponsored Non-U.S. Funds are no longer offering back-end load shares, except in isolated instances.

   Management periodically reviews the deferred sales commission asset for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If these factors indicate impairment in value, a comparison is made of the carrying value to the undiscounted cash flows expected to be generated by the asset over its remaining life. If it is determined the deferred sales commission asset is not fully recoverable, the asset will be deemed impaired and a loss will be recorded in the amount by which the recorded amount of the asset exceeds its estimated fair value.

   RETIREMENT AND PROTECTION

   Investment management and service fees also includes fees earned by AXA Equitable Funds Management Group, LLC ("AXA Equitable FMG") from providing investment management and administrative services to AXA Premier VIP Trust ("VIP Trust"), EQ Advisors Trust ("EQAT") and 1290 Funds as well as two private investment trusts established in the Cayman Islands, AXA Allocation Funds Trusts and AXA Offshore Multimanager Funds Trust (collectively, the "Other AXA Trusts"). AXA Equitable FMG's administrative services include, among others, fund accounting and compliance services.

   AXA Equitable FMG has entered into sub-advisory agreements with affiliated and unaffiliated registered investment advisers to provide sub-advisory services to AXA Equitable FMG with respect to certain portfolios of EQAT and the Other AXA Trusts. It has also entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. to provide certain sub-administration services to AXA Equitable FMG as instructed by AXA Equitable FMG.

   AXA Equitable FMG's fees related to its services are calculated as a percentage of assets under management and are recorded in Investment management and service fees in the consolidated statements of income (loss) as the related services are performed. Sub-advisory and sub-administrative expenses associated with the services are calculated and recorded as the related services are performed in Other operating costs and expenses in the consolidated statements of income (loss).

   Goodwill and Other Intangible Assets

   Goodwill reported by the Company represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies and relates principally to the acquisition of SCB Inc., an investment research and management company formerly known as Sanford C. Bernstein Inc. ("Bernstein Acquisition") and purchases of units of the limited partnership interest in ABLP ("AB Units"). In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred. Effective January 1, 2017, the Company early-adopted new guidance that eliminated Step 2 testing from the goodwill impairment model and continued to limit the measurement of any goodwill impairment to the carrying value of the reporting unit's goodwill.

   The Company's intangible assets primarily relate to the Bernstein Acquisition and purchases of AB Units and reflect amounts assigned to acquired investment management contracts based on their estimated fair values at the time of acquisition, less accumulated amortization. These intangible assets generally are amortized on a straight-line basis over their estimated useful life, ranging from six to twenty years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, impairment tests are performed to measure the amount of the impairment loss, if any.

   Internal-use Software

   Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. Capitalized amounts are periodically tested for impairment in accordance with the guidance on impairment of long-lived assets. An immediate charge to earnings is recognized if capitalized software costs no longer are deemed to be recoverable. In addition, service potential is periodically reassessed to determine whether facts and circumstances have compressed the software's useful life such that acceleration of amortization over a shorter period than initially determined would be required.

   Income Taxes

   The Company and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. The Company provides for Federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

   Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

   As required under accounting for income taxes, the Company determined reasonable estimates for certain effects of the Tax Cuts and Jobs Act enacted on December 22, 2017 and recorded those estimates as provisional amounts in the 2017 consolidated financial statements. In accordance with SEC Staff Accounting Bulletin No. 118 ("SAB 118"), the Company may make additional adjustments during 2018 (the measurement period) to the income tax balance sheet and income statement accounts as the U.S. Department of the Treasury issues further guidance and interpretations.

   Accounting and Consolidation of VIEs

   For all new investment products and entities developed by the Company (other than Collateralized Debt Obligations ("CDOs")), the Company first determines whether the entity is a VIE, which involves determining an entity's variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, the Company then identifies the primary beneficiary of the VIE. If the Company is deemed to be the primary beneficiary of the VIE, then the Company consolidates the entity.

   The Company provides seed capital to its investment teams to develop new products and services for their clients. The Company's original seed investment typically represents all or a majority of the equity investment in the new product and is temporary in nature. The Company evaluates its seed investments on a quarterly basis to determine whether consolidation is required.

   Management of the Company reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that the Company is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   A VIE must be consolidated by its primary beneficiary, which generally is defined as the party that has a controlling financial interest in the VIE. The Company is deemed to have a controlling financial interest in a VIE if it has (i) the power to direct the activities of the VIE that most significantly affect the VIE's economic performance, and (ii) the obligation to absorb losses of the VIE or the right to receive income from the VIE that potentially could be significant to the VIE. For purposes of evaluating
   (ii) above, fees paid to the Company as a decision maker or service provider are excluded if the fees are compensation for services provided commensurate with the level of effort required to be performed and the arrangement includes only customary terms, conditions or amounts present in arrangements for similar services negotiated at arm's length.

   If the Company has a variable interest in an entity that is determined not to be a VIE, the entity then is evaluated for consolidation under the voting interest entity ("VOE") model. For limited partnerships and similar entities, the Company is deemed to have a controlling financial interest in a VOE, and would be required to consolidate the entity, if the Company owns a majority of the entity's kick-out rights through voting limited partnership interests and other limited partners do not hold substantive participating rights (or other rights that would indicate that the Company does not control the entity). For entities other than limited partnerships, the Company is deemed to have a controlling financial interest in a VOE if it owns a majority voting interest in the entity.

   The analysis performed to identify variable interests held, determine whether entities are VIEs or VOEs, and evaluate whether the Company has a controlling financial interest in such entities requires the exercise of judgment and is updated on a continuous basis as circumstances change or new entities are developed. The primary beneficiary evaluation generally is performed qualitatively based on all facts and circumstances, including consideration of economic interests in the VIE held directly and indirectly through related parties and entities under common control, as well as quantitatively, as appropriate.

   At December 31, 2017, the Company held approximately $1,123 million of investment assets in the form of equity interests issued by non-corporate legal entities determined under the new guidance to be VIEs, such as limited partnerships and limited liability companies, including hedge funds, private equity funds, and real estate-related funds. As an equity investor, the Company is considered to have a variable interest in each of these VIEs as a result of its participation in the risks and/or rewards these funds were designed to create by their defined portfolio objectives and strategies. Primarily through qualitative assessment, including consideration of related party interests or other financial arrangements, if any, the Company was not identified as primary beneficiary of any of these VIEs, largely due to its inability to direct the activities that most significantly impact their economic performance. Consequently, the Company continues to reflect these equity interests in the consolidated balance sheet as Other equity investments and to apply the equity method of accounting for these positions. The net assets of these nonconsolidated VIEs are approximately $160,178 million. The Company's maximum exposure to loss from its direct involvement with these VIEs is the carrying value of its investment of $1,123 million and approximately $693 million of unfunded commitments at December 31, 2017. The Company has no further economic interest in these VIEs in the form of guarantees, derivatives, credit enhancements or similar instruments and obligations.

   At December 31, 2017, the Company consolidated three real estate joint ventures for which it was identified as primary beneficiary under the VIE model. Two of the joint ventures are owned 95% by the Company and 5% by the venture partner. The third consolidated entity is jointly owned by AXA Equitable and AXA France and holds an investment in a real estate venture. Included in the Company's consolidated balance sheets at December 31, 2017 and 2016, respectively, are total assets of $393 million and $36 million related to these VIEs, primarily resulting from the consolidated presentation of $372 million and $36 million of real estate held for production of income. Also resulting from the Company's consolidated presentation of these VIEs are total liabilities of $229 million and $11 million at December 31, 2017 and 2016, respectively, including long term debt in the amount of $203 million and $0 million. In addition, real estate held for production of income reflects $18 million and $20 million as related to two non-consolidated joint ventures at December 31, 2017 and 2016, respectively.

   Included in the Company's consolidated balance sheet at December 31, 2017 are assets of $1,550 million, liabilities of $696 million and redeemable non-controlling interest of $596 million associated with the consolidation of AB-sponsored investment funds under the VIE model. Also included in the Company's consolidated balance sheets are assets of $58 million, liabilities of $2 million and redeemable non-controlling interest of $0 million from consolidation of AB-sponsored investment funds under the VOE model. The assets of these consolidated funds are presented within Other invested assets and cash and cash equivalents, and liabilities of these consolidated funds are presented with other liabilities on the face of the Company's consolidated balance sheet at December 31, 2017; ownership interests not held by the Company relating to consolidated VIEs and VOEs are presented either as redeemable or non-redeemable noncontrolling interest, as appropriate. The Company is not required to provide financial support to these company-sponsored investment funds, and only the assets of such funds are available to settle each fund's own liabilities.

   As of December 31, 2017, the net assets of investment products sponsored by AB that are nonconsolidated VIEs are approximately $53,600 million and the Company's maximum exposure to loss from its direct involvement with these VIEs is its investment of $7.9 million at December 31, 2017. The Company has no further commitments to or economic interest in these VIEs.

   Assumption Updates and Model Changes

   In 2017, the Company made several assumption updates and model changes, including the following: (1) updated the expectation of long-term Separate Accounts volatility used in estimating policyholders' benefits for variable annuities with GMDB and GMIB guarantees and variable universal life contracts with secondary guarantees; (2) updated the estimated duration used to calculate policyholders' benefits for variable annuities with GMDB and GMIB guarantees and the period over which DAC is amortized; (3) updated policyholder behavior assumptions based on emerging experience, including expectations of long-term lapse and partial withdrawal rates for variable annuities with GMxB features; (4) updated premium funding assumptions for certain universal life and variable universal life products with secondary guarantees; (5) completed its periodic review and updated its long term mortality assumption for universal, variable universal and traditional life products; (6) updated the assumption for long term General Account spread and yield assumptions in the DAC amortization and loss recognition testing calculations for universal life, variable universal life and deferred annuity business lines; (7) updated our maintenance expense assumption for universal life and variable universal life products; and (8) implemented other actuarial assumption updates and model changes, resulting in the full release of the reserve. The net impact of assumption changes in 2017 increased policyholders' benefits by $23 million, increased the amortization of DAC by $247 million, decreased policy charges and fee income by $88 million, increased the fair value of our GMIB reinsurance asset by $1.5 billion and decreased the fair value of the GMIB NLG liability by $447 million. This resulted in an increase in Income (loss) from operations, before income taxes of $1.7 billion and increased Net income by approximately $1.1 billion.

   In 2016, the Company made several assumption updates and model changes including the following (1) updated the premium funding assumption used in setting variable life policyholder benefit reserves; (2) made changes in the model used in calculating premium loads, which increased interest sensitive life policyholder benefit reserves; (3) updated its mortality assumption for certain variable interest-sensitive life ("VISL") as a result of favorable mortality experience for some of its older products and unfavorable mortality experience on some of its newer products and (4) updated the General Account spread and yield assumptions for certain VISL products to reflect lower expected investment yields. The net impact of assumption updates and model changes in 2016 decreased Policyholders' benefits by $135 million, increased the amortization of DAC by $193 million, increased policy charges and fee income by $35 million, decreased Income (loss) from operations, before income taxes by $23 million and decreased Net income by approximately $15 million.

   In 2015 the Company announced it would raise cost of insurance ("COI") rates for certain UL policies issued between 2004 and 2007, which have both issue ages 70 and above and a current face value amount of $1 million and above, effective in 2016. The Company raised the COI rates for these policies as management expects future mortality and investment experience to be less favorable than what was anticipated when the original schedule of COI rates was established. This COI rate increase was larger than the increase previously anticipated in management's reserve assumptions. As a result, management updated the assumption to reflect the actual COI rate increase, resulting in a $71 million and $46 million increase in Income (loss) from operations, before income taxes and Net income, respectively, in 2015.

   In 2015, expectations of long-term lapse and partial withdrawal rates for variable annuities with GMDB and GMIB guarantees were lowered based on emerging experience. This update increased expected future claim costs and the fair value of the GMIB reinsurance contract asset. Also in 2015, expectations of GMIB election rates were lowered for certain ages based on emerging experience. This decreased the expected future GMIB claim cost and the fair value of the GMIB reinsurance contract asset, while increasing the expected future GMDB claim cost. The impact of these assumption updates in 2015 were a net decrease in the fair value of the GMIB reinsurance contract asset of $746 million, and increase in the fair value of the GMIBNLG liability of $786 million, a decrease in the GMDB/GMIB reserves of $864 million and a decrease in the amortization of DAC of $32 million. In 2015, this assumption update decreased Income (loss) from operations, before income taxes and Net income by approximately $636 million and $413 million, respectively.

   In 2015, based upon management's then current expectations of interest rates and future fund growth, the Company updated its reversion to the mean ("RTM") assumption used to calculate GMDB/GMIB and VISL reserves and amortization DAC from 9.0% to 7.0%. The impact of this assumption update in 2015 was an increase in GMIB/GMDB reserves of $570 million, an increase in VISL reserves of $29 million and decrease in amortization of DAC of $73 million. In 2015, this assumption update decreased Income (loss) from operations, before income taxes and Net income by approximately $527 million and $342 million, respectively.

   In 2015, expectations of long-term lapse rates for certain Accumulator(R) products at certain durations and moneyness levels were lowered based on emerging experience. This update increased expected future claim costs and the fair value of the GMIB reinsurance contract asset. The impact of this assumption update in 2015 was an increase in the fair value of the GMIB reinsurance contract asset of $216 million, an increase in the fair value of the GMIBNLG liability of $101 million, an increase in the GMIB reserves of $53 million and a decrease in the amortization of DAC of $12 million. In 2015, this assumption update increased Income (loss) from operations, before income taxes and Net income by approximately $74 million and $48 million, respectively.

   In 2015, the Company launched a lump sum payment option to certain contract holders with GMIB and GWBL benefits at the time their AAV falls to zero. As a result, the Company updated its future reserve assumptions to incorporate the expectation that some policyholders will utilize this option. The impact of this assumption update in 2015 resulted in a decrease in the fair value of the GMIB reinsurance contract asset of $263 million, a decrease in the fair value of the GMIBNLG liability of $320 million and a decrease in the GMIB reserves of $47 million. In 2015, this assumption update increased Income (loss) from operations, before income taxes and Net income by approximately $103 million and $67 million, respectively.

   Restatement and Revision of Prior Period Financial Statements

   Management identified errors in its previously issued financial statements related primarily to the calculation of policyholders' benefit reserves and the calculation of DAC amortization for certain variable and interest sensitive life products. Based on quantitative and qualitative factors, management determined that the impact of the errors was material to the consolidated financial statements and financial statement schedules as of and for the year ended December 31, 2016, which therefore are restated herein and discussed below. The impact of these errors to the consolidated financial statements for the year ended December 31, 2015 was not considered to be material either individually or in the aggregate. In order to improve the consistency and comparability of the financial statements, management voluntarily revised the consolidated statements of income (loss), statements of comprehensive income (loss), statements of equity and statements of cash flows for the year ended December 31, 2015 to include the revisions discussed herein.

                                                            DECEMBER 31, 2016
                                              ----------------------------------------------
                                               AS PREVIOUSLY      IMPACT OF
                                                 REPORTED      ADJUSTMENTS/(1)/ AS RESTATED
                                              ---------------- ---------------  ------------
                                                              (IN MILLIONS)
ASSETS:
  Deferred policy acquisition costs.......... $          4,852 $           206  $      5,058
  Guaranteed minimum income benefit
   reinsurance asset, at fair value..........           10,316              (2)       10,314
                                                               ---------------
   Total assets..............................          204,352             204       204,556
                                                               ---------------
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................           28,939             (38)       28,901
  Current and deferred taxes.................            2,751              83         2,834
                                                               ---------------
   Total liabilities.........................          189,504              45       189,549
                                                               ---------------

                                                          DECEMBER 31, 2016
                                              ------------------------------------------
                                              AS PREVIOUSLY     IMPACT OF
                                                REPORTED     ADJUSTMENTS/(1)/ AS RESTATED
                                              -------------- ---------------  -----------
                                                            (IN MILLIONS)
EQUITY:
  Retained earnings.......................... $        6,005 $           145  $     6,150
  Accumulated other comprehensive income
   (loss)....................................              3              14           17
                                                             ---------------
  Total equity attributable to AXA Equitable.         11,349             159       11,508
                                                             ---------------
  Total equity...............................         14,445             159       14,604
                                                             ---------------
Total liabilities, redeemable controlling
  interest and equity........................ $      204,352 $           204  $   204,556
                                                             ===============

  /(1)/In the Form 8-K filed on December 21, 2017, the Company reported in
       Exhibit 99.1 to reflect a change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Form 8-K, the Company identified certain additional errors that were material to the previously disclosed financial information that impact the pre-change in accounting principle financial information that is being restated, and thus these figures differ from what was reported in the Form 8-K.

                                                    AS PREVIOUSLY         IMPACT OF         AS        AS
                                                      REPORTED        ADJUSTMENTS /(1)/  RESTATED   REVISED
                                                --------------------  ----------------  ---------  ---------
                                                     YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                    DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                --------------------  ----------------  --------------------
                                                   2016       2015      2016     2015      2016      2015
                                                ---------  ---------  -------  -------  ---------  ---------
                                                                        (IN MILLIONS)
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Premiums....................................       854        828       26       24        880        852
   Net derivative gains (losses)...............    (1,163)    (1,075)     (48)     (86)    (1,211)    (1,161)
                                                                      -------  -------
       Total revenues..........................     9,160      9,023      (22)     (62)     9,138      8,961
                                                                      -------  -------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits.....................     2,745      2,457       26       17      2,771      2,474
   Interest credited to policyholder's
     account balances..........................     1,079        973      (50)     (86)     1,029        887
   Amortization of deferred policy
     acquisition costs, net....................       287       (254)    (235)      11         52       (243)
                                                                      -------  -------
       Total benefits and other deductions.....     8,775      7,981     (259)     (58)     8,516      7,923
                                                                      -------  -------
  Income (loss) from operations, before
   income taxes................................       385      1,042      237       (4)       622      1,038
  Income tax (expense) benefit.................       168         23      (84)      (1)        84         22
                                                                      -------  -------
  Net income (loss)............................       553      1,065      153       (5)       706      1,060
                                                                      -------  -------
  Net income (loss) attributable to AXA
   Equitable................................... $      57  $     667  $   153  $    (5) $     210  $     662
                                                                      =======  =======
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
Net income (loss).............................. $     553  $   1,065  $   153  $    (5) $     706  $   1,060
Change in unrealized gains (losses), net of
  reclassification adjustment..................      (208)      (828)      14       (4)      (194)      (832)
                                                                      -------  -------
  Total other comprehensive income (loss),
   net of income taxes.........................      (229)      (857)      14       (4)      (215)      (861)
                                                                      -------  -------
Comprehensive income (loss)....................       324        208      167       (9)       491        199
                                                                      -------  -------
  Comprehensive income (loss) attributable
   to AXA Equitable............................ $    (155) $    (175) $   167  $    (9) $      12  $    (184)
                                                                      =======  =======

  /(1)/In the Form 8-K filed on December 21, 2017, the Company reported in
       Exhibit 99.1 to reflect a change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Form 8-K, the Company identified certain additional errors that were material to the previously disclosed financial information for the year ended
       December 31, 2016 that impact the pre-change in accounting principle financial information that is being restated and identified certain additional errors that were not material to the previously disclosed financial information for the year ended December 31, 2015, and thus these figures differ from what was reported in the Form 8-K.

                                                     AS PREVIOUSLY                                     AS         AS
                                                       REPORTED         IMPACT OF ADJUSTMENTS/(1)/  RESTATED    REVISED
                                                ----------------------  -------------------------  ---------   ---------
                                                YEAR ENDED DECEMBER 31,  YEAR ENDED DECEMBER 31,   YEAR ENDED DECEMBER 31,
                                                ----------------------- -------------------------  -----------------------
                                                    2016        2015        2016          2015        2016       2015
                                                -----------  ---------  ------------  -----------  ---------   ---------
                                                                             (IN MILLIONS)
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year......... $     6,998  $   7,243  $         (8) $        (3) $   6,990   $   7,240
  Net income (loss) attributable to AXA
   Equitable...................................          57        667           153           (5)       210         662
                                                                        ------------  -----------
  Retained earnings, end of period.............       6,005      6,998           145           (8)     6,150       6,990
                                                                        ------------  -----------
  Accumulated other comprehensive income
   (loss), beginning of year...................         215        285            --            4        215         289
  Other comprehensive income (loss)............        (212)      (842)           14           (4)      (198)       (846)
                                                                        ------------  -----------
  Accumulated other comprehensive income
   (loss), end of year.........................           3        215            14           --         17         215
                                                                        ------------  -----------
   Total AXA Equitable's equity, end of
     period....................................      11,349     12,536           159           (8)    11,508      12,528
                                                                        ------------  -----------
     TOTAL EQUITY, END OF PERIOD............... $    14,445  $  15,595  $        159  $        (8) $  14,604   $  15,587
                                                                        ============  ===========
STATEMENTS OF CASH FLOWS:
  CASH FLOW FROM OPERATING ACTIVITIES:
   Net income (loss)........................... $       553  $   1,065  $        153  $        (5) $     706   $   1,060
   Interest credited to policyholders'
     account balances..........................       1,079        973           (50)         (86)     1,029         887
   Net derivative (gains) loss.................       1,163      1,075            48           86      1,211       1,161
   Changes in:
   Deferred policy acquisition costs...........         287       (254)         (235)          11         52        (243)
   Current and deferred income taxes...........        (826)        49            84            1       (742)         50
   Other.......................................        (161)       (92)           --           (7)      (161)        (99)
                                                                        ------------  -----------
Net cash provided by (used in) operating
  activities................................... $      (461) $    (324) $         --  $        --  $    (461)  $    (324)
                                                                        ============  ===========

  /(1)/In the Form 8-K filed on December 21, 2017, the Company reported in
       Exhibit 99.1 to reflect a change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Form 8-K, the Company identified certain additional errors that were material to the previously disclosed financial information as of and for the year ended December 31, 2016 that impact the pre-change in accounting principle financial information that is being restated and identified certain additional errors that were not material to the previously disclosed financial information as of and for the year ended December 31, 2015, and thus these figures differ from what was reported in the Form 8-K.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                            GROSS        GROSS
                                               AMORTIZED  UNREALIZED  UNREALIZED                 OTTI
                                                 COST       GAINS       LOSSES     FAIR VALUE IN AOCI/(3)/
                                              ----------- ---------- ------------- ---------- -----------
                                                                     (IN MILLIONS)
DECEMBER 31, 2017
-----------------
Fixed Maturity Securities:
  Public corporate........................... $    13,645  $     725 $          25 $   14,345  $       --
  Private corporate..........................       6,951        217            31      7,137          --
  U.S. Treasury, government and agency.......      12,644        676           185     13,135          --
  States and political subdivisions..........         414         67            --        481          --
  Foreign governments........................         387         27             5        409          --
  Commercial mortgage-backed.................          --         --            --         --          --
   Residential mortgage-backed/(1)/..........         236         15            --        251          --
   Asset-backed/(2)/.........................          93          3            --         96           2
  Redeemable preferred stock.................         461         44             1        504          --
                                              -----------  --------- ------------- ----------  ----------
     Total Fixed Maturities..................      34,831      1,774           247     36,358           2
Equity securities............................         157         --            --        157          --
                                              -----------  --------- ------------- ----------  ----------
Total at December 31, 2017................... $    34,988  $   1,774 $         247 $   36,515  $        2
                                              ===========  ========= ============= ==========  ==========

December 31, 2016:
------------------
Fixed Maturity Securities:
  Public corporate........................... $    12,418  $     675 $          81 $   13,012  $       --
  Private corporate..........................       6,880        215            55      7,040          --
  U.S. Treasury, government and agency.......      10,739        221           624     10,336          --
  States and political subdivisions..........         432         63             2        493          --
  Foreign governments........................         375         29            14        390          --
  Commercial mortgage-backed.................         415         28            72        371           7
   Residential mortgage-backed/(1)/..........         294         20            --        314          --
   Asset-backed/(2)/.........................          51         10             1         60           3
  Redeemable preferred stock.................         519         45            10        554          --
                                              -----------  --------- ------------- ----------  ----------
     Total Fixed Maturities..................      32,123      1,306           859     32,570          10
Equity securities............................         113         --            --        113          --
                                              -----------  --------- ------------- ----------  ----------
Total at December 31, 2016................... $    32,236  $   1,306 $         859 $   32,683  $       10
                                              ===========  ========= ============= ==========  ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
  /(3)/Amounts represent OTTI losses in AOCI, which were not included in income
       (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities at December 31, 2017 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2017

                                               AMORTIZED
                                                 COST      FAIR VALUE
                                              ------------ ----------
                                                   (in millions)
Due in one year or less...................... $      1,339 $    1,352
Due in years two through five................        7,773      8,035
Due in years six through ten.................        9,889     10,136
Due after ten years..........................       15,040     15,984
                                              ------------ ----------
   Subtotal..................................       34,041     35,507
Commercial mortgage-backed securities........           --         --
Residential mortgage-backed securities.......          236        251
Asset-backed securities......................           93         96
Redeemable preferred stocks..................          461        504
                                              ------------ ----------
Total........................................ $     34,831 $   36,358
                                              ============ ==========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2017, 2016 and 2015:

                                                      DECEMBER 31,
                                              ----------------------------
                                                 2017       2016     2015
                                              ----------  --------  ------
                                                      (IN MILLIONS)
Proceeds from sales.......................... $    7,232  $  4,324  $  979
                                              ==========  ========  ======
Gross gains on sales......................... $       98  $    111  $   33
                                              ==========  ========  ======
Gross losses on sales........................ $     (211) $    (58) $   (8)
                                              ==========  ========  ======
Total OTTI................................... $      (13) $    (65) $  (41)
Non-credit losses recognized in OCI..........         --        --      --
                                              ----------  --------  ------
Credit losses recognized in net income (loss) $      (13) $    (65) $  (41)
                                              ==========  ========  ======

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts:

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                               2017   2016
                                              -----  -----
                                              (IN MILLIONS)
Balances at January 1,....................... $(190) $(198)
Previously recognized impairments on
  securities that matured, paid, prepaid or
  sold.......................................   193     73
Recognized impairments on securities
  impaired to fair value this period/(1)/....    --    (17)
Impairments recognized this period on
  securities not previously impaired.........   (13)   (46)
Additional impairments this period on
  securities previously impaired.............    --     (2)
Increases due to passage of time on
  previously recorded credit losses..........    --     --
Accretion of previously recognized
  impairments due to increases in expected
  cash flows.................................    --     --
                                              -----  -----
Balances at December 31,..................... $ (10) $(190)
                                              =====  =====

  /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                 DECEMBER 31,
                                               ----------------
                                                 2017    2016
                                               -------- -------
                                                (IN MILLIONS)
AFS Securities:
  Fixed maturities:
   With OTTI loss............................. $      1 $    19
   All other..................................    1,526     428
  Equity securities...........................       --      --
                                               -------- -------
Net Unrealized Gains (Losses)................. $  1,527 $   447
                                               ======== =======

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net income (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                   AOCI GAIN
                                                                                                     (LOSS)
                                              NET UNREALIZED                         DEFERRED      RELATED TO
                                                   GAIN                               INCOME     NET UNREALIZED
                                               (LOSSES) ON           POLICYHOLDERS   TAX ASSET     INVESTMENT
                                               INVESTMENTS     DAC    LIABILITIES   (LIABILITY)  GAINS (LOSSES)
                                              --------------  -----  -------------  -----------  --------------
                                                                        (IN MILLIONS)
BALANCE, JANUARY 1, 2017                      $           19  $  (1)  $        (10)   $      (3)  $           5
Net investment gains (losses) arising during
  the period.................................            (18)    --             --           --             (18)
Reclassification adjustment for OTTI losses:
   Included in Net income (loss).............             --     --             --           --              --
   Excluded from Net income (loss)/(1)/......             --     --             --           --              --
Impact of net unrealized investment gains
  (losses) on:...............................
   DAC.......................................             --      2             --           --               2
   Deferred income taxes.....................             --     --             --           (2)             (2)
   Policyholders liabilities.................             --     --              9           --               9
                                              --------------  -----   ------------    ---------   -------------
BALANCE, DECEMBER 31, 2017................... $            1  $   1   $         (1)   $      (5)  $          (4)
                                              ==============  =====   ============    =========   =============

BALANCE, JANUARY 1, 2016..................... $           16  $  --   $         (4)   $      (5)  $           7
Net investment gains (losses) arising during
  the period.................................             (6)    --             --           --              (6)
Reclassification adjustment for OTTI losses:
   Included in Net income (loss).............              9     --             --           --               9
   Excluded from Net income (loss)/(1)/......             --     --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --     (1)            --           --              (1)
   Deferred income taxes.....................             --     --             --            2               2
   Policyholders liabilities.................             --     --             (6)          --              (6)
                                              --------------  -----   ------------    ---------   -------------
BALANCE, DECEMBER 31, 2016................... $           19  $  (1)  $        (10)   $      (3)  $           5
                                              ==============  =====   ============    =========   =============

  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in income (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                   NET                                           AOCI GAIN (LOSS)
                                               UNREALIZED                            DEFERRED       RELATED TO
                                                  GAINS                               INCOME      NET UNREALIZED
                                               (LOSSES) ON           POLICYHOLDERS   TAX ASSET      INVESTMENT
                                               INVESTMENTS     DAC    LIABILITIES   (LIABILITY)   GAINS (LOSSES)
                                              -------------  ------  -------------  -----------  ----------------
                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2017..................... $         428  $  (70)  $       (188)  $      (60)  $           110
Net investment gains (losses) arising during
  the period.................................         1,085      --             --           --             1,085
Reclassification adjustment for OTTI losses:
Included in Net income (loss)................            13      --             --           --                13
Excluded from Net income (loss)/(1)/.........            --      --             --           --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --    (245)            --           --              (245)
   Deferred income taxes.....................            --      --             --         (240)             (240)
   Policyholders liabilities.................            --      --            (44)          --               (44)
                                              -------------  ------   ------------   ----------   ---------------
BALANCE, DECEMBER 31, 2017................... $       1,526  $ (315)  $       (232)  $     (300)  $           679
                                              =============  ======   ============   ==========   ===============

BALANCE, JANUARY 1, 2016..................... $         674  $  (93)  $       (221)  $     (126)  $           234
Net investment gains (losses) arising during
  the period.................................          (240)     --             --           --              (240)
Reclassification adjustment for OTTI losses:
   Included in Net income (loss).............            (6)     --             --           --                (6)
   Excluded from Net income (loss)/(1)/......            --      --             --           --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --      23             --           --                23
   Deferred income taxes.....................            --      --             --           66                66
   Policyholders liabilities.................            --      --             33           --                33
                                              -------------  ------   ------------   ----------   ---------------
BALANCE, DECEMBER 31, 2016................... $         428  $  (70)  $       (188)  $      (60)  $           110
                                              =============  ======   ============   ==========   ===============

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in income (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 620 issues at December 31, 2017 and the 794 issues at December 31, 2016 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                               LESS THAN 12 MONTHS   12 MONTHS OR LONGER          TOTAL
                                              --------------------- --------------------- ---------------------
                                                           GROSS                 GROSS                 GROSS
                                                         UNREALIZED            UNREALIZED            UNREALIZED
                                              FAIR VALUE   LOSSES   FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                              ---------- ---------- ---------- ---------- ---------- ----------
                                                                        (IN MILLIONS)
DECEMBER 31, 2017:
------------------
Fixed Maturity Securities:
  Public corporate...........................  $   1,384  $       9 $      548 $       16 $    1,932  $      25
  Private corporate..........................        718          8        615         23      1,333         31
  U.S. Treasury, government and agency.......      2,150          6      3,005        179      5,155        185
  States and political subdivisions..........         20         --         --         --         20         --
  Foreign governments........................         11         --         73          5         84          5
  Commercial mortgage- backed................         --         --         --         --         --         --
  Residential mortgage- backed...............         18         --         --         --         18         --
  Asset-backed...............................          7         --          2         --          9         --
  Redeemable preferred stock.................          7         --         12          1         19          1
                                               ---------  --------- ---------- ---------- ----------  ---------

Total........................................  $   4,315  $      23 $    4,255 $      224 $    8,570  $     247
                                               =========  ========= ========== ========== ==========  =========
December 31, 2016:
------------------
Fixed Maturity Securities:
  Public corporate...........................  $   2,455  $      75 $      113 $        6 $    2,568  $      81
  Private corporate..........................      1,483         38        277         17      1,760         55
  U.S. Treasury, government and agency.......      5,356        624         --         --      5,356        624
  States and political subdivisions..........         --         --         18          2         18          2
  Foreign governments........................         73          3         49         11        122         14
  Commercial mortgage- backed................         66          5        171         67        237         72
  Residential mortgage- backed...............         47         --          4         --         51         --
  Asset-backed...............................          4         --          8          1         12          1
  Redeemable preferred stock.................        218          9         12          1        230         10
                                               ---------  --------- ---------- ---------- ----------  ---------

Total........................................  $   9,702  $     754 $      652 $      105 $   10,354  $     859
                                               =========  ========= ========== ========== ==========  =========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of the Company, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.8% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2017 and 2016 were $182 million and $169 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2017 and 2016, respectively, approximately $1,309 million and $1,574 million, or 3.8% and 4.9%, of the $34,831 million and $32,123 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $5 million and $28 million at December 31, 2017 and 2016, respectively. At December 31, 2017 and 2016, respectively, the $224 million and $105 million of gross unrealized losses of twelve months or more were concentrated in U.S. Treasury, corporate and commercial mortgage-backed securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to income for OTTI for these securities was not warranted at either December 31, 2017 or 2016. As of December 31, 2017, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business.

   At December 31, 2017, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $3 million.

   At December 31, 2017 and 2016, respectively, the fair value of the Company's trading account securities was $12,628 million and $9,134 million. Also at December 31, 2017 and 2016, respectively, Trading account securities included the General Account's investment in Separate Accounts which had carrying values of $49 million and $63 million.

   MORTGAGE LOANS

   The payment terms of mortgage loans may from time to time be restructured or modified.

   Troubled Debt Restructuring

   The investment in troubled debt restructured mortgage loans, based on amortized cost, amounted to $0 million and $15 million at December 31, 2017 and 2016, respectively. Gross interest income on these loans included in net investment income (loss) totaled $0 million, $0 million and $1 million in 2017, 2016 and 2015, respectively.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2017, 2016 and 2015 are as follows:

                                              COMMERCIAL MORTGAGE LOANS
                                              -----------------------
                                              2017      2016      2015
                                              -----  ----------  -----
                                                   (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,................ $   8  $        6  $  37
   Charge-offs...............................    --          --    (32)
   Recoveries................................    --          (2)    (1)
   Provision.................................    --           4      2
                                              -----  ----------  -----
Ending Balance, December 31,................. $   8  $        8  $   6
                                              =====  ==========  =====
   Individually Evaluated for Impairment..... $   8  $        8  $   6
                                              =====  ==========  =====

   There were no allowances for credit losses for agricultural mortgage loans in 2017, 2016 and 2015.

   The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2017 and 2016, respectively. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2017

                                                       DEBT SERVICE COVERAGE RATIO/(1)/
                                              --------------------------------------------------
                                                                                          LESS    TOTAL
                                               GREATER  1.8X TO 1.5X TO 1.2X TO 1.0X TO   THAN   MORTGAGE
                                              THAN 2.0X  2.0X    1.8X    1.5X    1.2X     1.0X    LOANS
LOAN-TO-VALUE RATIO:/(2)/                     --------- ------- ------- ------- ------- -------- ---------
                                                                     (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/(1)/
0% - 50%.....................................  $    742  $   -- $   320 $    74  $   -- $     -- $   1,136
50% - 70%....................................     4,088     682   1,066     428     145       --     6,409
70% - 90%....................................       169     110     196     272      50       --       797
90% plus.....................................        --      --      27      --      --       --        27
                                               --------  ------ ------- -------  ------ -------- ---------

Total Commercial Mortgage Loans..............  $  4,999  $  792 $ 1,609 $   774  $  195 $     -- $   8,369
                                               ========  ====== ======= =======  ====== ======== =========
AGRICULTURAL MORTGAGE LOANS/(1)/
0% - 50%.....................................  $    272  $  149 $   275 $   515  $  316 $     30 $   1,557
50% - 70%....................................       111      46     227     359     221       49     1,013
70% - 90%....................................        --      --      --       4      --       --         4
90% plus.....................................        --      --      --      --      --       --        --
                                               --------  ------ ------- -------  ------ -------- ---------

Total Agricultural Mortgage Loans............  $    383  $  195 $   502 $   878  $  537 $     79 $   2,574
                                               ========  ====== ======= =======  ====== ======== =========
TOTAL MORTGAGE LOANS/(1)/
0% - 50%.....................................  $  1,014  $  149 $   595 $   589  $  316 $     30 $   2,693
50% - 70%....................................     4,199     728   1,293     787     366       49     7,422
70% - 90%....................................       169     110     196     276      50       --       801
90% plus.....................................        --      --      27      --      --       --        27
                                               --------  ------ ------- -------  ------ -------- ---------

Total Mortgage Loans.........................  $  5,382  $  987 $ 2,111 $ 1,652  $  732 $     79 $  10,943
                                               ========  ====== ======= =======  ====== ======== =========

  /(1)/The debt service coverage ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
   /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
                               December 31, 2016

                                                      Debt Service Coverage Ratio/(1)/
                                              ------------------------------------------------
                                                                                         Less   Total
                                               Greater  1.8x to 1.5x to 1.2x to  1.0x to than  Mortgage
                                              than 2.0x  2.0x    1.8x    1.5x     1.2x   1.0x   Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- ------- -------- ------- ----- --------
                                                                    (in millions)
Commercial Mortgage Loans/(1)/
0% - 50%.....................................  $    738  $   95  $   59 $     56  $   -- $  -- $    948
50% - 70%....................................     3,217     430     673    1,100      76    --    5,496
70% - 90%....................................       282      65     229      127      28    46      777
90% plus.....................................        --      --      28       15      --    --       43
                                               --------  ------  ------ --------  ------ ----- --------

Total Commercial Mortgage Loans..............  $  4,237  $  590  $  989 $  1,298  $  104 $  46 $  7,264
                                               ========  ======  ====== ========  ====== ===== ========

                                                       Debt Service Coverage Ratio/(1)/
                                              --------------------------------------------------
                                                                                           Less   Total
                                               Greater  1.8x to 1.5x to  1.2x to  1.0x to  than  Mortgage
                                              than 2.0x  2.0x    1.8x     1.5x     1.2x    1.0x   Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- -------- -------- ------- ------ --------
                                                                     (in millions)
Agricultural Mortgage Loans/(1)/
0% - 50%.....................................  $    254  $  138 $    296 $    468  $  286 $   49 $  1,491
50% - 70%....................................       141      57      209      333     219     45    1,004
70% - 90%....................................        --      --        2        4      --     --        6
90% plus.....................................        --      --       --       --      --     --       --
                                               --------  ------ -------- --------  ------ ------ --------

Total Agricultural Mortgage Loans............  $    395  $  195 $    507 $    805  $  505 $   94 $  2,501
                                               ========  ====== ======== ========  ====== ====== ========

Total Mortgage Loans/(1)/
0% - 50%.....................................  $    992  $  233 $    355 $    524  $  286 $   49 $  2,439
50% - 70%....................................     3,358     487      882    1,433     295     45    6,500
70% - 90%....................................       282      65      231      131      28     46      783
90% plus.....................................        --      --       28       15      --     --       43
                                               --------  ------ -------- --------  ------ ------ --------

Total Mortgage Loans.........................  $  4,632  $  785 $  1,496 $  2,103  $  609 $  140 $  9,765
                                               ========  ====== ======== ========  ====== ====== ========

  /(1)/The debt service coverage ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2017 and 2016, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOAN

                                                                                                    RECORDED
                                                                                                   INVESTMENT
                                                                                  TOTAL     90 DAYS OR (GREATER THAN)
                               30-59 60-89      90 DAYS                         FINANCING              AND
                               DAYS  DAYS  OR (GREATER THAN) TOTAL   CURRENT   RECEIVABLES          ACCRUING
                               ----- ----- ----------------- ------ --------- ------------- -------------------------
                                                                   (IN MILLIONS)
DECEMBER 31, 2017:
------------------

  Commercial.................. $  27 $  --             $  -- $   27 $   8,342 $       8,369               $        --
  Agricultural................    49     3                22     74     2,500         2,574                        22
                               ----- -----             ----- ------ --------- -------------               -----------
TOTAL MORTGAGE LOANS.......... $  76 $   3             $  22 $  101 $  10,842 $      10,943               $        22
                               ===== =====             ===== ====== ========= =============               ===========

December 31, 2016:
------------------

  Commercial.................. $  -- $  --             $  -- $   -- $   7,264 $       7,264               $        --
  Agricultural................     9     2                 6     17     2,484         2,501                         6
                               ----- -----             ----- ------ --------- -------------               -----------
Total Mortgage Loans.......... $   9 $   2             $   6 $   17 $   9,748 $       9,765               $         6
                               ===== =====             ===== ====== ========= =============               ===========

   The following table provides information relating to impaired mortgage loans at December 31, 2017 and 2016, respectively.

                            IMPAIRED MORTGAGE LOANS

                                                          UNPAID                   AVERAGE        INTEREST
                                               RECORDED  PRINCIPAL    RELATED      RECORDED        INCOME
                                              INVESTMENT  BALANCE    ALLOWANCE  INVESTMENT/(1)/  RECOGNIZED
                                              ---------- ---------- ----------  --------------  ------------
                                                                      (IN MILLIONS)
DECEMBER 31, 2017:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       -- $       -- $       --      $       --  $         --
  Agricultural mortgage loans................         --         --         --              --            --
                                              ---------- ---------- ----------      ----------  ------------
TOTAL........................................ $       -- $       -- $       --      $       --  $         --
                                              ========== ========== ==========      ==========  ============
With related allowance recorded:
  Commercial mortgage loans -- other......... $       27 $       27 $       (8)     $       27  $          2
  Agricultural mortgage loans................         --         --         --              --            --
                                              ---------- ---------- ----------      ----------  ------------
TOTAL........................................ $       27 $       27 $       (8)     $       27  $          2
                                              ========== ========== ==========      ==========  ============

December 31, 2016:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       15 $       15 $       --      $       22  $         --
  Agricultural mortgage loans................         --         --         --              --            --
                                              ---------- ---------- ----------      ----------  ------------
Total........................................ $       15 $       15 $       --      $       22  $         --
                                              ========== ========== ==========      ==========  ============
With related allowance recorded:
  Commercial mortgage loans -- other......... $       27 $       27 $       (8)     $       48  $          2
  Agricultural mortgage loans................         --         --         --              --            --
                                              ---------- ---------- ----------      ----------  ------------
Total........................................ $       27 $       27 $       (8)     $       48  $          2
                                              ========== ========== ==========      ==========  ============

  /(1)/Represents a five-quarter average of recorded amortized cost.

   EQUITY METHOD INVESTMENTS

   Included in other equity investments are limited partnership interests accounted for under the equity method with a total carrying value of $1,106 million and $1,123 million, respectively, at December 31, 2017 and 2016. The Company's total equity in net income (loss) for these limited partnership interests was $156 million, $50 million and $67 million, respectively, for 2017, 2016 and 2015.

   DERIVATIVES AND OFFSETTING ASSETS AND LIABILITIES

   The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a "Derivative Use Plan" approved by applicable states' insurance law. Derivatives are generally not accounted for using hedge accounting, with the exception of Treasury Inflation-Protected Securities ("TIPS"), which is discussed further below. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, bond and bond-index total return swaps, swaptions, variance swaps and equity options, credit and foreign exchange derivatives, as well as bond and repo transactions to support the hedging. The derivative contracts are collectively managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in capital markets.

   Derivatives utilized to hedge exposure to Variable Annuities with Guarantee Features

   The Company has issued and continues to offer variable annuity products with GMxB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB, in the event of annuitization, being higher than what accumulated policyholders' account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with products that have a GMxB derivative features liability is that under-performance of the financial markets could result in the GMxB derivative features' benefits being higher than what accumulated policyholders' account balances would support.

   For GMxB features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected actuarial assumptions for mortality, lapse and surrender, withdrawal and policyholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMxB features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   The Company implemented an overlay hedge program to ensure a target asset level for all variable annuities at a CTE98 level under most scenarios, and at a CTE95 level in extreme scenarios.

   Derivatives utilized to hedge crediting rate exposure on SCS, SIO, MSO and IUL products/investment options

   The Company hedges crediting rates in the Structured Capital Strategies ("SCS") variable annuity, Structured Investment Option in the EQUI-VEST variable annuity series ("SIO"), Market Stabilizer Option ("MSO") in the variable life insurance products and Indexed Universal Life ("IUL") insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

   In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers without any basis risk due to market exposures, thereby substantially reducing any exposure to market-related earnings volatility.

   Derivatives utilized for General Account Investment Portfolio

   The Company maintains a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible for investment under its investment guidelines through the sale of credit default swaps ("CDSs"). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity's bonds of similar maturity. These credit derivatives generally have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss). The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company generally transacts the sale of CDSs in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty's option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar or euro-equivalent of the derivative notional amount. The Standard North American CDS Contract ("SNAC") or Standard European Corporate Contract ("STEC") under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

   The Company purchased 30-year TIPS and other sovereign bonds, both inflation linked and non-inflation linked, as General Account investments and enters into asset or cross-currency basis swaps, to result in payment of the given bond's coupons and principal at maturity in the bond's specified currency to the swap counterparty in return for fixed dollar amounts. These swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond. At
   December 31, 2017 and 2016, respectively, the Company's unrealized gains (losses) related to this program were $86 million and $(97) million and reported in AOCI.

   The Company implemented a strategy to hedge a portion of the credit exposure in its General Account investment portfolio by buying protection through a swap. These are swaps on the "super senior tranche" of the investment grade CDX index. Under the terms of these swaps, the Company pays quarterly fixed premiums that, together with any initial amount paid or received at trade inception, serve as premiums paid to hedge the risk arising from multiple defaults of bonds referenced in the CDX index. These credit derivatives have terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net derivative gains (losses).

   In 2016, the Company implemented a program to mitigate its duration gap using total return swaps for which the reference U.S. Treasury securities are sold to the swap counterparty under arrangements economically similar to repurchase agreements. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. Under this program, the Company derecognized approximately $3,905 million of U.S. Treasury securities for which the Company received proceeds of approximately $3,905 million at inception of the total return swap contract. Under the terms of these swaps, the Company retains ongoing exposure to the total returns of the underlying U.S. Treasury securities in exchange for a financing cost. At December 31, 2017, the aggregate fair value of U.S. Treasury securities derecognized under this program was approximately
   $3,796 million. Reported in Other invested assets in the Company's balance sheet at December 31, 2017 is approximately $(23) million, representing the fair value of the total return swap contracts.

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments:

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2017

                                                             FAIR VALUE
                                                       -----------------------
                                                                               GAINS (LOSSES)
                                              NOTIONAL    ASSET     LIABILITY   REPORTED IN
                                               AMOUNT  DERIVATIVES DERIVATIVES INCOME (LOSS)
                                              -------- ----------- ----------- --------------
                                                               (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
  Futures.................................... $  3,113  $        1 $         3 $         (670)
  Swaps......................................    4,655           3         126           (848)
  Options....................................   20,630       3,334       1,426          1,203
Interest rate contracts:/(1)/
  Floors.....................................       --          --          --             --
  Swaps......................................   19,032         320         191            655
  Futures....................................   11,032          --          --            125
  Swaptions..................................       --          --          --             --
Credit contracts:/(1)/
  Credit default swaps.......................    2,131          35           3             19
Other freestanding contracts:/(1)/
  Foreign currency contracts.................    1,423          19          10            (39)
  Margin.....................................       --          24          --             --
  Collateral.................................       --           4       1,855             --

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts/(4)/..............       --      10,488          --             69
GMxB derivative features' liability/(2,4)/...       --          --       4,164          1,494
SCS, SIO, MSO and IUL indexed features/(3,4)/       --          --       1,698         (1,118)
                                              --------  ---------- ----------- --------------
Balances, December 31, 2017.................. $ 62,016  $   14,228 $     9,476 $          890
                                              ========  ========== =========== ==============

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(4)/Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2016

                                                              Fair Value
                                                        -----------------------
                                                                                Gains (Losses)
                                              Notional     Asset     Liability   Reported In
                                               Amount   Derivatives Derivatives Income (Loss)
                                              --------- ----------- ----------- --------------
                                                                (in millions)
Freestanding derivatives:
Equity contracts:/(1)/
  Futures.................................... $   5,086  $        1  $        1  $        (826)
  Swaps......................................     3,529          13          67           (290)
  Options....................................    11,465       2,114       1,154            727
Interest rate contracts:/(1)/
  Floors.....................................     1,500          11          --              4
  Swaps......................................    18,933         246       1,163           (224)
  Futures....................................     6,926          --          --             --
  Swaptions..................................        --          --          --             87
Credit contracts:/(1)/
  Credit default swaps.......................     2,757          20          15             15
Other freestanding contracts:/(1)/
  Foreign currency contracts.................       730          52           6             45
  Margin.....................................        --         113           6             --
  Collateral.................................        --         713         748             --
Embedded derivatives:
GMIB reinsurance contracts/(4)/..............        --      10,314          --           (261)
GMxB derivative features' liability/(2,4)/...        --          --       5,319            140
SCS, SIO, MSO and IUL indexed features/(3,4)/        --          --         887           (628)
                                              ---------  ----------  ----------  -------------
Balances, December 31, 2016.................. $  50,926  $   13,597  $    9,366  $      (1,211)
                                              =========  ==========  ==========  =============

   /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.
   /(4)/Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

   For 2017, 2016 and 2015, respectively, Net derivative gain (losses) from derivatives included $(1,156) million, $(4) million and $474 million of realized gains (losses) on contracts closed during those periods and $1,601 million, $(458) million and $(555) million of unrealized gains (losses) on derivative positions at each respective year end.

   EQUITY-BASED AND TREASURY FUTURES CONTRACTS MARGIN

   All outstanding equity-based and treasury futures contracts at December 31, 2017 are exchange-traded and net settled daily in cash. At December 31, 2017, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000 and Emerging Market indices, having initial margin requirements of $97 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $10 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200 and European, Australasia, and Far East ("EAFE") indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $13 million.

   CREDIT RISK

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. A derivative with positive fair value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed at the reporting date. Alternatively, a derivative contract with negative fair value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed at the reporting date. To reduce credit exposures in Over-the-Counter ("OTC") derivative transactions the Company generally enters into master agreements that provide for a netting of financial exposures with the counterparty and allow for collateral arrangements as further described below under "ISDA Master Agreements." The Company further controls and minimizes its counterparty exposure through a credit appraisal and approval process.

   ISDA MASTER AGREEMENTS

   NETTING PROVISIONS. The standardized ISDA Master Agreement under which the Company conducts its OTC derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, the Company will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. In the event of default, insolvency, or other similar event pre-defined under the ISDA Master Agreement that would result in termination of OTC derivatives transactions before their maturity, netting procedures would be applied to calculate a single net payable or receivable with the counterparty.

   COLLATERAL ARRANGEMENTS. The Company generally has executed a CSA under the ISDA Master Agreement, it maintains with each of its OTC derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. These CSAs are bilateral agreements that require collateral postings by the party "out-of-the-money" or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. Consequently, the credit exposure of the Company's OTC derivative contracts is limited to the net positive estimated fair value of those contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to CSAs. Derivatives are recognized at fair value in the consolidated balance sheets and are reported either as assets in Other invested assets or as liabilities in Other liabilities, except for embedded insurance-related derivatives as described above and derivatives transacted with a related counterparty. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed.

   At December 31, 2017 and 2016, respectively, the Company held $1,855 million and $755 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents. The aggregate fair value of all collateralized derivative transactions that were in a liability position with trade counterparties as of December 31, 2017 and 2016, respectively, were $2 million and $700 million, for which the Company posted collateral of $3 million and $820 million at December 31, 2017 and 2016, respectively, in the normal operation of its collateral arrangements. Certain of the Company's ISDA Master Agreements contain contingent provisions that permit the counterparty to terminate the ISDA Master Agreement if the Company's credit rating falls below a specified threshold, however, the occurrence of such credit event would not impose additional collateral requirements.

   MARGIN

   Effective January 3, 2017, the CME amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments impacted the accounting treatment of the Company's centrally cleared derivatives for which the CME serves as the central clearing party. As of the effective date, the application of the amended rulebook reduced gross derivative assets by $18 million.

   Securities Repurchase and Reverse Repurchase Transactions

   Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the specificities of each respective counterparty. These agreements generally provide detail as to the nature of the transaction, including provisions for payment netting, establish parameters concerning the ownership and custody of the collateral securities, including the right to substitute collateral during the term of the agreement, and provide for remedies in the event of default by either party. Amounts due to/from the same counterparty under these arrangements generally would be netted in the event of default and subject to rights of set-off in bankruptcy. The Company's securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements, respectively and are reported in the consolidated balance sheets on a gross basis. The Company obtains or posts collateral generally in the form of cash and U.S. Treasury, corporate and government agency securities. The fair value of the securities to be repurchased or resold are monitored on a daily basis with additional collateral posted or obtained as necessary. Securities to be repurchased or resold are the same, or substantially the same, as those initially transacted under the arrangement. At December 31, 2017 and 2016, the balance outstanding under securities repurchase transactions was $1,887 million and $1,996 million, respectively. The Company utilized these repurchase and reverse repurchase agreements for asset liability and cash management purposes. For other instruments used for asset liability management purposes, see "Policyholders' Account Balances and Future Policy Benefits" included in Note 2.

   The following table presents information about the Company's offsetting of financial assets and liabilities and derivative instruments at December 31, 2017.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2017

                                                             GROSS
                                                GROSS       AMOUNTS       NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE  PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS  BALANCE SHEETS
                                              ---------- -------------- ----------------
                                                             (IN MILLIONS)
ASSETS/(1)/
Derivatives:
Equity contracts............................. $    3,339 $        1,555 $          1,784
Interest rate contracts......................        320            191              129
Credit contracts.............................         35              3               32
Currency.....................................         19             10                9
Collateral...................................          3          1,855           (1,852)
Margin.......................................         24             --               24
                                              ---------- -------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,740          3,614              126
                                              ---------- -------------- ----------------
  Total Derivatives..........................      3,740          3,614              126
Other financial instruments..................      2,995             --            2,995
                                              ---------- -------------- ----------------
  Other invested assets...................... $    6,735 $        3,614 $          3,121
                                              ========== ============== ================
  Total Derivatives, not subject to an ISDA
   Master Agreement.......................... $       -- $           -- $             --
Securities purchased under agreement to
  resell..................................... $       --             -- $             --
                                              ========== ============== ================

                                                             GROSS
                                                GROSS       AMOUNTS       NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE  PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS  BALANCE SHEETS
                                              ---------- -------------- ----------------
                                                             (IN MILLIONS)
LIABILITIES/(2)/
Derivatives:
Equity contracts............................. $    1,555 $        1,555 $             --
Interest rate contracts......................        191            191               --
Credit contracts.............................          3              3               --
Currency.....................................         10             10               --
Margin.......................................         --             --               --
Collateral...................................      1,855          1,855               --
                                              ---------- -------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,614          3,614               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --             --               --
                                              ---------- -------------- ----------------
  Total Derivatives..........................      3,614          3,614               --
Other non-financial liabilities..............      2,663             --            2,663
                                              ---------- -------------- ----------------
  Other liabilities.......................... $    6,277 $        3,614 $          2,663
                                              ========== ============== ================
Securities sold under agreement to
  repurchase/(3)/............................ $    1,882 $           -- $          1,882
                                              ========== ============== ================

  /(1)/Excludes Investment Management and Research segment's derivative assets of consolidated VIEs/VOEs.
  /(2)/Excludes Investment Management and Research segment's derivative liabilities of consolidated VIEs/VOEs.
  /(3)/Excludes expense of $5 million in securities sold under agreement to repurchase.

   The following table presents information about the Company's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2017:

         COLLATERAL AMOUNTS OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2017

                                                               COLLATERAL (RECEIVED)/HELD
                                                               --------------------------
                                               FAIR VALUE OF     FINANCIAL                     NET
                                                  ASSETS        INSTRUMENTS       CASH       AMOUNTS
                                              ---------------- -------------  -----------  ----------
                                                                   (IN MILLIONS)
ASSETS/(1)/
  Total Derivatives.......................... $          1,954 $          --  $    (1,828) $      126
Other financial instruments..................            2,995            --           --       2,995
                                              ---------------- -------------  -----------  ----------
  OTHER INVESTED ASSETS...................... $          4,949 $          --  $    (1,828) $    3,121
                                              ================ =============  ===========  ==========
Liabilities:/(2)/
Other Derivatives............................ $             -- $          --  $        --  $       --
Other financial liabilities..................            2,663            --           --       2,663
                                              ---------------- -------------  -----------  ----------
OTHER LIABILITIES............................            2,663            --           --       2,663
                                              ================ =============  ===========  ==========
SECURITIES SOLD UNDER AGREEMENT TO
  REPURCHASE/(3)/............................ $          1,882 $      (1,988) $       (21) $     (127)
                                              ---------------- -------------  -----------  ----------

  /(1)/Excludes Investment Management and Research segment's derivative assets of consolidated VIEs/VOEs.
  /(2)/Excludes Investment Management and Research segment's derivative liabilities of consolidated VIEs/VOEs.
  /(3)/Excludes expense of $5 million in securities sold under agreement to repurchase.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2017:

           REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS

                                                                   AT DECEMBER 31, 2017
                                              --------------------------------------------------------------
                                                     REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                              --------------------------------------------------------------
                                              OVERNIGHT AND  UP TO 30       30-90     GREATER THAN
                                               CONTINUOUS      DAYS         DAYS        90 DAYS      TOTAL
                                              ------------- ----------- ------------- ------------- --------
                                                                      (IN MILLIONS)
SECURITIES SOLD UNDER AGREEMENT
  TO REPURCHASE/(1)/
  U.S. Treasury and agency securities........ $          -- $     1,882 $          -- $          -- $  1,882
                                              ------------- ----------- ------------- ------------- --------
Total........................................ $          -- $     1,882 $          -- $          -- $  1,882
                                              ============= =========== ============= ============= ========

  /(1)/Excludes expense of $5 million in securities sold under agreement to repurchase.

   The following table presents information about the Company's offsetting of financial assets and liabilities and derivative instruments at December 31, 2016:

   Offsetting of Financial Assets and Liabilities and Derivative Instruments
                             At December 31, 2016

                                                              Gross
                                                Gross        Amounts        Net Amounts
                                               Amounts    Offset in the   Presented in the
                                              Recognized  Balance Sheets   Balance Sheets
                                              ---------- ---------------- ----------------
                                                              (in millions)
ASSETS/(1)/
Derivatives:
Equity contracts............................. $    2,128 $          1,221 $            907
Interest rate contracts......................        246            1,163             (917)
Credit contracts.............................         20               15                5
Currency.....................................         52                6               46
Margin.......................................        113                6              107
Collateral...................................        713              748              (35)
                                              ---------- ---------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,272            3,159              113
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         11               --               11
                                              ---------- ---------------- ----------------
  Total Derivatives..........................      3,283            3,159              124
Other financial instruments..................      2,102               --            2,102
                                              ---------- ---------------- ----------------
  Other invested assets...................... $    5,385 $          3,159 $          2,226
                                              ========== ================ ================
Securities purchased under agreement to
  resell..................................... $       -- $             -- $             --
                                              ========== ================ ================

                                                              Gross
                                                Gross        Amounts        Net Amounts
                                               Amounts    Offset in the   Presented in the
                                              Recognized  Balance Sheets   Balance Sheets
                                              ---------- ---------------- ----------------
                                                              (in millions)
LIABILITIES/(2)/
Description
Derivatives:
Equity contracts............................. $    1,221 $          1,221 $             --
Interest rate contracts......................      1,163            1,163               --
Credit contracts.............................         15               15               --
Currency.....................................          6                6               --
Margin.......................................          6                6               --
Collateral...................................        748              748               --
                                              ---------- ---------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,159            3,159               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --               --               --
                                              ---------- ---------------- ----------------
  Total Derivatives..........................      3,159            3,159               --
Other non-financial liabilities..............      2,108               --            2,108
                                              ---------- ---------------- ----------------
  Other liabilities.......................... $    5,267 $          3,159 $          2,108
                                              ========== ================ ================
Securities sold under agreement to
  repurchase/(3)/............................ $    1,992 $             -- $          1,992
                                              ========== ================ ================

   /(1)/Excludes Investment Management and Research segment's derivative assets of consolidated VIEs/VOEs.
  /(2)/Excludes Investment Management and Research segment's derivative liabilities of consolidated VIEs/VOEs.
  /(3)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2016:

    Gross Collateral Amounts Not Offset in the Consolidated Balance Sheets
                             At December 31, 2016

                                                              Collateral (Received)/Held
                                                              --------------------------
                                               Fair Value of     Financial                    Net
                                                  Assets        Instruments      Cash       Amounts
                                              --------------- --------------  ----------  ------------
                                                                   (in millions)
ASSETS/(1)/
  Total Derivatives.......................... $            54 $           --  $       70  $        124
Other financial instruments..................           2,102             --          --         2,102
                                              --------------- --------------  ----------  ------------
  Other invested assets...................... $         2,156 $           --  $       70  $      2,226
                                              =============== ==============  ==========  ============
LIABILITIES/(2)/
                                              --------------- --------------  ----------  ------------
Securities sold under agreement to
  repurchase/(3)/............................ $         1,992 $       (1,986) $       (2) $          4
                                              =============== ==============  ==========  ============

  /(1)/Excludes Investment Management and Research segment's derivative assets of consolidated VIEs/VOEs.
  /(2)/Excludes Investment Management and Research segment's derivative liabilities of consolidated VIEs/VOEs.
  /(3)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2016.

         Repurchase Agreement Accounted for as Secured Borrowings/(1)/

                                                                 At December 31, 2016
                                              ----------------------------------------------------------
                                                   Remaining Contractual Maturity of the Agreements
                                              ----------------------------------------------------------
                                              Overnight and  Up to 30     30-90    Greater Than
                                               Continuous      days       days       90 days     Total
                                              ------------- ---------- ----------- ------------ --------
                                                                    (in millions)
Securities sold under agreement to repurchase
  U.S. Treasury and agency securities........   $        -- $    1,992 $        --  $        -- $  1,992
                                                ----------- ---------- -----------  ----------- --------
Total........................................   $        -- $    1,992 $        --  $        -- $  1,992
                                                =========== ========== ===========  =========== ========

  /(1)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   NET INVESTMENT INCOME (LOSS)

   The following table breaks out Net investment income (loss) by asset category:

                                              TWELVE MONTHS ENDED DECEMBER 31
                                              -------------------------------
                                                 2017       2016       2015
                                              ---------  ---------  ---------
                                                       (IN MILLIONS)

Fixed maturities............................. $   1,365  $   1,418  $   1,420
Mortgage loans on real estate................       453        461        338
Real estate held for the production of income         2         --         --
Repurchase agreement.........................        --          1          1
Other equity investments.....................       188        170         84
Policy loans.................................       205        210        213
Trading securities...........................       381         80         17
Other investment income......................        54         44         40
                                              ---------  ---------  ---------
  Gross investment income (loss).............     2,648      2,384      2,113
Investment expenses..........................       (65)       (66)       (56)
                                              ---------  ---------  ---------
Net Investment Income (Loss)................. $   2,583  $   2,318  $   2,057
                                              =========  =========  =========

   Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the consolidated statements of income (loss). The table below shows a breakdown of Net investment income from trading account securities during the years ended 2017, 2016 and 2015:

             NET INVESTMENT INCOME (LOSS) FROM TRADING SECURITIES

                                                 TWELVE MONTHS ENDED DECEMBER 31,
                                              --------------------------------------
                                                  2017          2016         2015
                                              ------------  -----------  -----------
                                                           (IN MILLIONS)

Net investment gains (losses) recognized
  during the period on securities held at
  the end of the period...................... $        171  $       (19) $       (63)
Net investment gains (losses) recognized on
  securities sold during the period..........           (5)         (22)          20
                                              ------------  -----------  -----------
Unrealized and realized gains (losses) on
  trading securities.........................          166          (41)         (43)
Interest and dividend income from trading
  securities.................................          215          121           60
                                              ------------  -----------  -----------
Net investment income (loss) from trading
  securities................................. $        381  $        80  $        17
                                              ------------  -----------  -----------

   INVESTMENT GAINS (LOSSES), NET

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                                  TWELVE MONTHS ENDED DECEMBER 31,
                                              ----------------------------------------
                                                   2017          2016         2015
                                              -------------  -----------  ------------
                                                            (IN MILLIONS)

Fixed maturities............................. $        (130) $        (3) $        (17)
Mortgage loans on real estate................             2           (2)           (1)
Other equity investments.....................             3           (2)           (5)
Other........................................            --           23             3
                                              -------------  -----------  ------------
Investment Gains (Losses), Net............... $        (125) $        16  $        (20)
                                              =============  ===========  ============

   For 2017, 2016 and 2015, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $3 million, $4 million and $4 million.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   Goodwill represents the excess of purchase price over the estimated fair value of identifiable net assets acquired in a business combination. The Company tests goodwill for recoverability each annual reporting period at December 31 and at interim periods if facts or circumstances are indicative of potential impairment. Effective January 1, 2017, the Company early adopted new goodwill guidance that eliminates Step 2 from the impairment model and continues to limit the measure of goodwill impairment to the carrying amount of the reporting unit's goodwill. There was no resulting impact on the carrying amount of the Company's goodwill from adoption of this new guidance.

   The carrying value of the Company's goodwill was $3,584 million and $3,584 million at December 31, 2017 and 2016, respectively, resulting from its investment in AB as well as direct strategic acquisitions of AB, including its purchase of Sanford C. Bernstein, Inc. For purpose of testing this goodwill for impairment, the Company applied a discounted cash flow valuation technique to measure the fair value of the reporting unit, sourcing the underlying cash flows and assumptions from AB's current business plan projections and adjusting the result to reflect the noncontrolling interest in AB as well as incremental taxes at the Company level as related to the form and structure of its investment in AB. At December 31, 2017 and 2016, the Company's annual testing resulted in no impairment of this goodwill as the fair value of the reporting unit exceeded its carrying amount at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill during the periods then ended.

   In the fourth quarter of 2017 and as further described in Note 18, BUSINESS SEGMENT INFORMATION, the Company recast its operating segments to align with the reorganization of its reporting structure, resulting in multiple operating segments for its previously defined Financial Advisory/Insurance segment and to which no goodwill was ascribed. Accordingly, all of the Company's goodwill was reassigned to the Company's Investment Management and Research segment, also deemed a reporting unit for purpose of assessing goodwill recoverability.

   The gross carrying amount of AB related intangible assets was $623 million and $625 million at December 31, 2017 and 2016, respectively and the accumulated amortization of these intangible assets was $498 million and $468 million at December 31, 2017 and 2016, respectively. Amortization expense related to the AB intangible assets totaled $31 million, $29 million and $28 million for 2017, 2016 and 2015, respectively. Estimated annual amortization expense for each of the next two years is approximately
   $30 million, then approximately $23 million in year three and $7 million in years four and five.

   At December 31, 2017 and 2016, respectively, net deferred sales commissions from AB totaled $30 million and $64 million and are included within other assets. Based on the December 31, 2017 net asset balance, the estimated amortization expense of deferred sales commissions for each of the next five years is $21 million, $6 million, $3 million, $0 million and $0 million. The Company tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions and expectations made with respect to future market levels and redemption rates. As of December 31, 2017 and 2016, the Company determined the deferred sales commission asset was not impaired.

   On September 23, 2016, AB acquired a 100% ownership interest in Ramius Alternative Solutions LLC ("RASL"), a global alternative investment management business that, as of the acquisition date, had approximately $2.5 billion in AUM. RASL offers a range of customized alternative investment and advisory solutions to a global institutional client base. On the acquisition date, AB made a cash payment of $21 million and recorded a contingent consideration payable of $12 million based on projected fee revenues over a five-year measurement period. Goodwill in the amount of $22 million and finite-lived intangible assets of $10 million related to investment management contracts also were recognized at the date of acquisition.

   On June 20, 2014, AB acquired an 82% ownership interest in CPH Capital Fondsmaeglerselskab A/S ("CPH"), a Danish asset management firm that managed approximately $3,000 million in global core equity assets for institutional investors, for a cash payment of $64 million and a contingent consideration payable of $9 million based on projected assets under management levels over a three-year measurement period. Also recognized on the date of acquisition were $58 million of goodwill, $24 million of finite-lived intangible assets related to separately-managed account relationships and $4 million of indefinite-lived intangible assets related to an acquired fund's investment contract. Redeemable noncontrolling interest of $17 million was recorded as related to the fair value of CPH purchased by AB. During 2016 and 2015, AB purchased additional shares of CPH, bringing its ownership interest to 90.0% as of December 31, 2016.

   The acquisitions described above did not have a significant impact on the Company's consolidated revenues or net income. As a result, supplemental pro forma information has not been provided. Additional information regarding the contingent payment obligations associated with these and other acquisitions made by AB is included in Note 7, FAIR VALUE DISCLOSURES.

   Capitalized Software

   Capitalized software, net of accumulated amortization, amounted to $162 million and $170 million at December 31, 2017 and 2016, respectively, and is recorded in other assets. Amortization of capitalized software in 2017, 2016 and 2015 was $47 million, $52 million and $55 million, respectively, recorded in other operating costs and expenses in the Consolidated Statements of Income (loss).

5) CLOSED BLOCK

   Summarized financial information for the Company's Closed Block is as follows:

                                                DECEMBER 31,
                                              -----------------
                                                2017     2016
                                              -------- --------
                                                (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders'
  account balances and other................. $  6,945 $  7,179
Policyholder dividend obligation.............       32       52
Other liabilities............................      271       43
                                              -------- --------
Total Closed Block liabilities...............    7,248    7,274
                                              -------- --------
ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at
  fair value (amortized cost of $3,923 and
  $3,884)....................................    4,070    4,025
Mortgage loans on real estate................    1,720    1,623
Policy loans.................................      781      839

                                                DECEMBER 31,
                                              -----------------
                                                2017     2016
                                              -------- --------
                                                (IN MILLIONS)
Cash and other invested assets............... $    351 $    444
Other assets.................................      219      213
                                              -------- --------
Total assets designated to the Closed Block..    7,141    7,144
                                              -------- --------
Excess of Closed Block liabilities over
  assets designated to the Closed Block......      107      130
Amounts included in accumulated other
  comprehensive income (loss):
  Net unrealized investment gains (losses),
   net of policyholder dividend obligation
   of $32 and $52............................      138      100
                                              -------- --------
Maximum Future Income To Be Recognized From
  Closed Block Assets and Liabilities........ $    245 $    230
                                              ======== ========

   The Company's Closed Block revenues and expenses follow:

                                               2017    2016    2015
                                              ------  ------  ------
                                                   (IN MILLIONS)
REVENUES:
Premiums and other income.................... $  224  $  212  $  236
Investment income (loss).....................    314     349     368
Net investment gains (losses)................    (20)     (1)      2
                                              ------  ------  ------
Total revenues...............................    518     560     606
                                              ------  ------  ------
BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends........    537     522     550
Other operating costs and expenses...........      2       4       4
                                              ------  ------  ------
Total benefits and other deductions..........    539     526     554
                                              ------  ------  ------
Net revenues, before income taxes............    (21)     34      52
Income tax (expense) benefit.................      6     (12)    (18)
                                              ------  ------  ------
Net Revenues (Losses)........................ $  (15) $   22  $   34
                                              ======  ======  ======

   A reconciliation of the Company's policyholder dividend obligation follows:

                                                 DECEMBER 31,
                                              ------------------
                                                2017      2016
                                              --------  --------
                                                 (IN MILLIONS)
Balances, beginning of year.................. $     52  $     81
Unrealized investment gains (losses).........      (20)      (29)
                                              --------  --------
Balances, End of year........................ $     32  $     52
                                              ========  ========

6) DAC AND POLICYHOLDER BONUS INTEREST CREDITS

   Changes in the deferred asset for policyholder bonus interest credits are as follows:

                                                     DECEMBER 31,
                                                ---------------------
                                                  2017       2016
                                                --------  -----------
                                                          AS RESTATED
                                                          -----------
                                                    (IN MILLIONS)
Balance, beginning of year..................... $    504     $    534
Policyholder bonus interest credits deferred...        6           13
Amortization charged to income.................      (37)         (43)
                                                --------     --------
Balance, End of Year........................... $    473     $    504
                                                ========     ========

   Changes in deferred acquisition costs at December 31, 2017 and 2016 were as follows:

                                                   DECEMBER 31,
                                              ---------------------
                                                2017       2016
                                              --------  -----------
                                                        AS RESTATED
                                                        -----------
                                                  (IN MILLIONS)
Balance, beginning of year................... $  5,058     $  5,088
Capitalization of commissions, sales and
  issue expenses.............................      578          594
Amortization.................................     (846)        (646)
Change in unrealized investment gains
  (losses)...................................     (243)          22
                                              --------     --------
Balance, End of Year......................... $  4,547     $  5,058
                                              ========     ========

7) FAIR VALUE DISCLOSURES

   Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2017 and 2016, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an OTTI or other event occurs. When such fair value measurements are recorded, they are classified and disclosed within the fair value hierarchy. The Company recognizes transfers between valuation levels at the beginning of the reporting period.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2017

                                                 LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
                                               ----------  --------- --------- ----------
                                                              (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Public Corporate........................... $       --  $  14,298 $      47 $   14,345
   Private Corporate..........................         --      6,045     1,092      7,137
   U.S. Treasury, government and agency.......         --     13,135        --     13,135
   States and political subdivisions..........         --        441        40        481
   Foreign governments........................         --        409        --        409
   Commercial mortgage-backed.................         --         --        --         --
   Residential mortgage-backed/(1)/...........         --        251        --        251
   Asset-backed/(2)/..........................         --         88         8         96
   Redeemable preferred stock.................        180        324        --        504
                                               ----------  --------- --------- ----------
     Subtotal.................................        180     34,991     1,187     36,358
                                               ----------  --------- --------- ----------
  Other equity investments....................         13         --         1         14
  Trading securities..........................        467     12,161        --     12,628
  Other invested assets:
   Short-term investments.....................         --        768        --        768
   Assets of consolidated VIEs/VOEs...........      1,060        215        27      1,302
   Swaps......................................         --         15        --         15
   Credit Default Swaps.......................         --         33        --         33
   Futures....................................         (2)        --        --         (2)
   Options....................................         --      1,907        --      1,907
   Floors.....................................         --         --        --         --
                                               ----------  --------- --------- ----------
     Subtotal.................................      1,058      2,938        27      4,023
                                               ----------  --------- --------- ----------
Cash equivalents..............................      2,360         --        --      2,360
Segregated securities.........................         --        825        --        825
GMIB reinsurance contracts asset..............         --         --    10,488     10,488
Separate Accounts' assets.....................    118,983      2,983       349    122,315
                                               ----------  --------- --------- ----------
   Total Assets............................... $  123,061  $  53,898 $  12,052 $  189,011
                                               ==========  ========= ========= ==========

                                              LEVEL 1 LEVEL 2  LEVEL 3   TOTAL
                                              ------- -------- -------- --------
                                                        (IN MILLIONS)
LIABILITIES
GMxB derivative features' liability..........  $   -- $     -- $  4,164 $  4,164
SCS, SIO, MSO and IUL indexed features'
  liability..................................      --    1,698       --    1,698
Liabilities of consolidated VIEs/VOEs........     670       22       --      692
Contingent payment arrangements..............      --       --       11       11
                                               ------ -------- -------- --------
   Total Liabilities.........................  $  670 $  1,720 $  4,175 $  6,565
                                               ====== ======== ======== ========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2016

                                                Level 1    Level 2    Level 3     Total
                                               ---------- ---------  --------- ----------
                                                              (in millions)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Public Corporate........................... $       -- $  12,984  $      28 $   13,012
   Private Corporate..........................         --     6,223        817      7,040
   U.S. Treasury, government and agency.......         --    10,336         --     10,336
   States and political subdivisions..........         --       451         42        493
   Foreign governments........................         --       390         --        390
   Commercial mortgage-backed.................         --        22        349        371
   Residential mortgage-backed/(1)/...........         --       314         --        314
   Asset-backed/(2)/..........................         --        36         24         60
   Redeemable preferred stock.................        218       335          1        554
                                               ---------- ---------  --------- ----------
     Subtotal.................................        218    31,091      1,261     32,570
                                               ---------- ---------  --------- ----------
  Other equity investments....................          3        --          5          8
  Trading securities..........................        478     8,656         --      9,134
  Other invested assets:
   Short-term investments.....................         --       574         --        574
   Assets of consolidated VIEs/VOEs...........        342       205         46        593
   Swaps......................................         --      (925)        --       (925)
   Credit Default Swaps.......................         --         5         --          5
   Futures....................................         --        --         --         --
   Options....................................         --       960         --        960
   Floors.....................................         --        11         --         11
                                               ---------- ---------  --------- ----------
     Subtotal.................................        342       830         46      1,218
                                               ---------- ---------  --------- ----------
Cash equivalents..............................      1,529        --         --      1,529
Segregated securities.........................         --       946         --        946
GMIB reinsurance contracts asset..............         --        --     10,314     10,314
Separate Accounts' assets.....................    108,085     2,818        313    111,216
                                               ---------- ---------  --------- ----------
   Total Assets............................... $  110,655 $  44,341  $  11,939 $  166,935
                                               ========== =========  ========= ==========
LIABILITIES
GMxB derivative features' liability........... $       -- $      --  $   5,319 $    5,319
SCS, SIO, MSO and IUL indexed features'
  liability...................................         --       887         --        887
Liabilities of consolidated VIEs/VOEs.........        248         2         --        250
Contingent payment arrangements...............         --        --         18         18
                                               ---------- ---------  --------- ----------
   Total Liabilities.......................... $      248 $     889  $   5,337 $    6,474
                                               ========== =========  ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   At December 31, 2017 and 2016, respectively, the fair value of public fixed maturities is approximately $28,826 million and $24,918 million or approximately 16.2% and 16.0% of the Company's total assets measured at fair value on a recurring basis (excluding GMIB reinsurance contracts and segregated securities measured at fair value on a recurring basis). The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2017 and 2016, respectively, the fair value of private fixed maturities is approximately $7,532 million and $7,652 million or approximately 4.2% and 4.9% of the Company's total assets measured at fair value on a recurring basis. The fair values of the Company's private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   As disclosed in Note 3, at December 31, 2017 and 2016, respectively, the net fair value of freestanding derivative positions is approximately
   $1,953 million and $51 million or approximately 48.5% and 8.2% of Other invested assets measured at fair value on a recurring basis. The fair values of the Company's derivative positions are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap ("OIS") curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2017 and 2016, respectively, investments classified as Level 1 comprise approximately 69.2% and 71.1% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Account assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2017 and 2016, respectively, investments classified as Level 2 comprise approximately 29.9% and 27.9% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AB in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2017 and 2016, respectively, approximately $257 million and $340 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   The Company's SCS and EQUI-VEST variable annuity products, the IUL product, and in the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have 1, 3, 5, or 6 year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on data obtained from independent valuation service providers.

   At December 31, 2017 and 2016, respectively, investments classified as Level 3 comprise approximately 0.9% and 1.0% of assets measured at fair value on a recurring basis and primarily include commercial mortgage-backed securities ("CMBS") and corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2017 and 2016, respectively, were approximately $97 million and $111 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $8 million and $373 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2017 and 2016, respectively. The Company utilizes prices obtained from an independent valuation service vendor to measure fair value of CMBS securities.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMIBNLG feature allows the policyholder to receive guaranteed minimum lifetime annuity payments based on predetermined annuity purchase rates applied to the contract's benefit base if and when the contract account value is depleted and the NLG feature is activated. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract asset and liabilities which are accounted for as derivative contracts. The GMIB reinsurance contract asset and liabilities' fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while GMxB derivative features liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins and nonperformance risk, attributable to GMxB derivative features' liability over a range of market-consistent economic scenarios.

   The valuations of the GMIB reinsurance contract asset and GMxB derivative features liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity separate account funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GMxB derivative features liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset and liabilities to reflect change in the claims-paying ratings of counterparties and the Company an adjustment to the swap curve for non-performance risk to reflect the claims-paying rating of the Company. Equity and fixed income volatilities were modeled to reflect current market volatilities. Due to the unique, long duration of the GMIBNLG feature, adjustments were made to the equity volatilities to remove the illiquidity bias associated with the longer tenors and risk margins were applied to the non-capital markets inputs to the GMIBNLG valuations.

   After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $69 million and $139 million at December 31, 2017 and 2016, respectively, to recognize incremental counterparty nonperformance risk.

   Lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, which include other factors such as considering surrender charges. Generally, lapse rates are assumed to be lower in periods when a surrender charge applies. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. For valuing the embedded derivative, lapse rates vary throughout the period over which cash flows are projected.

   The Company's Level 3 liabilities include contingent payment arrangements associated with acquisitions in 2010, 2013 and 2014 by AB. At each reporting date, AB estimates the fair values of the contingent consideration expected to be paid based upon probability-weighted AUM and revenue projections, using unobservable market data inputs, which are included in Level 3 of the valuation hierarchy.

   As of December 31, 2017, the Company's consolidated VIEs/VOEs hold
   $2 million of investments that are classified as Level 3. They primarily consist of corporate bonds that are vendor priced with no ratings available, bank loans, non-agency collateralized mortgage obligations and asset-backed securities.

   In 2017, AFS fixed maturities with fair values of $6 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $7 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.1% of total equity at December 31, 2017.

   In 2016, AFS fixed maturities with fair values of $62 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $25 million were transferred from Level 2 into the Level 3 classification. During 2016, one of AB's private securities went public and, due to a trading restriction period, $56 million was transferred from a Level 3 to a Level 2 classification. These transfers in the aggregate represent approximately 0.9% of total equity at December 31, 2016.

   In 2015, AFS fixed maturities with fair values of $125 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $99 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 1.3% of total equity at December 31, 2015.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2017, 2016 and 2015 respectively:

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                             STATE AND              COMMERCIAL    RESIDENTIAL
                                                             POLITICAL    FOREIGN   MORTGAGE-      MORTGAGE-   ASSET-
                                                CORPORATE  SUB-DIVISIONS   GOVTS      BACKED        BACKED     BACKED
                                                ---------  -------------  -------- ------------  ------------- ------
                                                                            (IN MILLIONS)
BALANCE, JANUARY 1, 2017....................... $     845  $          42  $     -- $        349  $          --  $  24
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............         5             --        --           (2)            --     --
     Investment gains (losses), net............         2             --        --          (63)            --     15
                                                ---------  -------------  -------- ------------  -------------  -----
  Subtotal.....................................         7             --        --          (65)            --     15
                                                ---------  -------------  -------- ------------  -------------  -----
Other comprehensive income (loss)..............         4             (1)       --           45             --     (9)
Purchases......................................       612             --        --           --             --     --
Sales..........................................      (331)            (1)       --         (329)            --    (21)
Transfers into Level 3/(1)/....................         7             --        --           --             --     --
Transfers out of Level 3/(1)/..................        (5)            --        --           --             --     (1)
                                                ---------  -------------  -------- ------------  -------------  -----
BALANCE, DECEMBER 31, 2017..................... $   1,139  $          40  $     -- $         --  $          --  $   8
                                                =========  =============  ======== ============  =============  =====

                                                             STATE AND              COMMERCIAL  RESIDENTIAL
                                                             POLITICAL     FOREIGN  MORTGAGE-    MORTGAGE-   ASSET-
                                                CORPORATE  SUB-DIVISIONS    GOVTS     BACKED      BACKED     BACKED
                                                ---------  -------------  --------  ----------  ----------- -------
                                                                           (IN MILLIONS)

BALANCE, JANUARY 1, 2016.......................   $   420    $        45  $      1     $   503        $  -- $    40
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............        --             --        --          --           --      --
     Investment gains (losses), net............         1             --        --         (67)          --      --
                                                  -------    -----------  --------     -------        ----- -------
  Subtotal.....................................         1             --        --         (67)          --      --
                                                  -------    -----------  --------     -------        ----- -------
Other comprehensive income (loss)..............         7             (2)       --          14           --       1
Purchases......................................       572             --        --          --           --      --
Sales..........................................      (142)            (1)       --         (87)          --      (8)
Transfers into Level 3/(1)/....................        25             --        --          --           --      --
Transfers out of Level 3/(1)/..................       (38)            --        (1)        (14)          --      (9)
                                                  -------    -----------  --------     -------        ----- -------
BALANCE, DECEMBER 31, 2016.....................   $   845    $        42  $     --     $   349        $  -- $    24
                                                  =======    ===========  ========     =======        ===== =======

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                             STATE AND             COMMERCIAL  RESIDENTIAL
                                                             POLITICAL    FOREIGN  MORTGAGE-    MORTGAGE-    ASSET-
                                                CORPORATE  SUB-DIVISIONS   GOVTS     BACKED      BACKED      BACKED
                                                ---------  -------------  -------- ----------  -----------  -------
                                                                           (IN MILLIONS)
BALANCE, JANUARY 1, 2015.......................   $   380    $        47  $     --   $    715      $     2  $    53
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............         3             --        --          1           --       --
     Investment gains (losses), net............         2             --        --        (38)          --       --
                                                  -------    -----------  --------   --------      -------  -------
  Subtotal.....................................         5             --        --        (37)          --       --
                                                  -------    -----------  --------   --------      -------  -------
Other comprehensive income (loss)..............       (25)            (1)       --         64           --       (4)
Purchases......................................        60             --         1         --           --       --
Sales..........................................       (38)            (1)       --       (175)          (2)      (9)
Transfers into Level 3/(1)/....................        99             --        --         --           --       --
Transfers out of Level 3/(1)/..................       (61)            --        --        (64)          --       --
                                                  -------    -----------  --------   --------      -------  -------
BALANCE, DECEMBER 31, 2015.....................   $   420    $        45  $      1   $    503      $    --  $    40
                                                  =======    ===========  ========   ========      =======  =======

                                                 REDEEM                                                  GMXB
                                                  ABLE           OTHER           GMIB      SEPARATE   DERIVATIVE  CONTINGENT
                                                PREFERRED       EQUITY        REINSURANCE  ACCOUNTS   FEATURES'     PAYMENT
                                                  STOCK     INVESTMENTS/(2)/     ASSET      ASSETS    LIABILITY   ARRANGEMENT
                                                ---------  -----------------  -----------  --------  -----------  -----------
                                                                                (IN MILLIONS)
BALANCE, JANUARY 1, 2017....................... $       1  $              51  $    10,314  $    313  $    (5,319)          18
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............        --                 --           --        --           --           --
     Investment gains (losses), net............        --                 --           --        29           --           --
     Net derivative gains (losses).............        --                 --           69        --        1,494           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
  Subtotal.....................................        --                 --           69        29        1,494           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
Other comprehensive income (loss)..............        (1)                (4)          --        --           --           --
Purchases/(2)/.................................        --                  6          221        13         (344)          --
Sales/(3)/.....................................        --                 (3)        (116)       (2)           5           --
Settlements/(4)/...............................        --                 --           --        (4)          --           (7)
Activities related to VIEs/VOEs................        --                (22)          --        --           --           --
Transfers into Level 3/(1)/....................        --                 --           --        --           --           --
Transfers out of Level 3/(1)/..................        --                 --           --        --           --           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
BALANCE, DECEMBER 31, 2017..................... $      --  $              28  $    10,488  $    349  $    (4,164) $        11
                                                =========  =================  ===========  ========  ===========  ===========

BALANCE, JANUARY 1, 2016....................... $      --  $              49  $    10,582  $    313  $    (5,146)          31
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............        --                 --           --        --           --           --
     Investment gains (losses), net............        --                 --           --        19           --           --
     Net derivative gains (losses).............        --                 --         (261)       --          140           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
  Subtotal.....................................        --                 --         (261)       19          140           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
Other comprehensive income (loss)..............        --                 (2)          --        --           --
Purchases/(2)/.................................         1                 --          223        10         (317)          11
Sales/(3)/.....................................        --                 --         (230)       --            4           --
Settlements/(4)/...............................        --                 --           --        (7)          --          (24)
Activities related to VIEs/VOEs................        --                 60           --        --           --           --
Transfers into Level 3/(1)/....................        --                 --           --         1           --           --
Transfers out of Level 3/(1)/..................        --                (56)          --       (23)          --           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
BALANCE, DECEMBER 31, 2016..................... $       1  $              51  $    10,314  $    313  $    (5,319) $        18
                                                =========  =================  ===========  ========  ===========  ===========

                                                                                                       GMxB
                                                Redeemable       Other          GMIB      Separate  derivative  Contingent
                                                Preferred       Equity       Reinsurance  Accounts  features'     Payment
                                                  Stock     Investments/(2)/    Asset      Assets   liability   Arrangement
                                                ----------- ---------------  -----------  --------  ----------  -----------
                                                                               (IN MILLIONS)
BALANCE, JANUARY 1, 2015....................... $        -- $            61  $    10,723  $    260  $   (4,130) $        42
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............          --              --           --        --          --           --
     Investment gains (losses), net............          --               5           --        36          --           --
     Net derivative gains (losses).............          --              --         (316)       --        (743)          --
                                                ----------- ---------------  -----------  --------  ----------  -----------
       Subtotal................................          --               5         (316)       36        (743)          --
                                                ----------- ---------------  -----------  --------  ----------  -----------
Other comprehensive income (loss)..............          --               2           --        --          --           --
Purchases/(2)/.................................          --               1          228        26        (274)          --
Sales/(3)/.....................................          --             (20)         (53)       (2)          1          (11)
Settlements/(4)/...............................          --              --           --        (5)         --           --
Transfers into Level 3/(1)/....................          --              --           --        --          --           --
Transfers out of Level 3/(1)/..................          --              --           --        (2)         --           --
                                                ----------- ---------------  -----------  --------  ----------  -----------
BALANCE, DECEMBER 31, 2015..................... $        -- $            49  $    10,582  $    313  $   (5,146) $        31
                                                =========== ===============  ===========  ========  ==========  ===========

  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.
  /(2)/For the GMIB reinsurance contract asset, and GMxB derivative features'
       liability, represents attributed fee.
  /(3)/For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GMxB derivative features liability represents benefits paid.
  /(4)/For contingent payment arrangements, it represents payments under the arrangement.

   The table below details changes in unrealized gains (losses) for 2017 and 2016 by category for Level 3 assets and liabilities still held at December 31, 2017 and 2016, respectively:

                                                              INCOME (LOSS)
                                                ----------------------------------------
                                                                   NET
                                                 INVESTMENT     DERIVATIVE
                                                    GAINS         GAINS
                                                (LOSSES), NET    (LOSSES)        OCI
                                                -------------- ------------- -----------
                                                              (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2017
STILL HELD AT DECEMBER 31, 2017
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $           -- $          -- $         4
     State and political subdivisions..........             --            --          --
     Commercial mortgage-backed................             --            --          45
     Asset-backed..............................             --            --          (9)
                                                -------------- ------------- -----------
       Subtotal................................ $           -- $          -- $        40
                                                -------------- ------------- -----------
   GMIB reinsurance contracts..................             --            69          --
   Separate Accounts' assets/(1)/..............             29            --          --
   GMxB derivative features' liability.........             --         1,494          --
                                                -------------- ------------- -----------
       Total................................... $           29 $       1,563 $        40
                                                ============== ============= ===========

                                                                Income (Loss)
                                                --------------------------------------------
                                                 Investment         Net
                                                    Gains     Derivative Gains
                                                (Losses), Net     (losses)           OCI
                                                ------------- ----------------  ------------
                                                                (in millions)

Level 3 Instruments
Full Year 2016
Still Held at December 31, 2016
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate.................................  $         --   $           --  $         11
     State and political subdivisions..........            --               --            (1)
     Commercial mortgage-backed................            --               --             9
     Asset-backed..............................            --               --             1
                                                 ------------   --------------  ------------
       Subtotal................................  $         --   $           --  $         20
                                                 ------------   --------------  ------------
     GMIB reinsurance contracts................            --             (262)           --
     Separate Accounts' assets/(1)/............            20               --            --
     GMxB derivative features' liability.......            --              140            --
                                                 ------------   --------------  ------------
       Total...................................  $         20   $         (122) $         20
                                                 ============   ==============  ============

  /(1)/There is an investment expense that offsets this investment gain (loss).

   The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2017 and 2016, respectively.

        QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
                               DECEMBER 31, 2017

                                FAIR         VALUATION              SIGNIFICANT                      WEIGHTED
                                VALUE        TECHNIQUE           UNOBSERVABLE INPUT        RANGE     AVERAGE
                               ------- ---------------------- ------------------------- ------------ --------
ASSETS:                                                    (IN MILLIONS)
Investments:
  Fixed maturities,
   available-for-sale:
   Corporate.................. $    53 Matrix pricing model             Spread over the
                                                                      industry-specific
                                                                  benchmark yield curve 0 - 565 BPS  125 BPS

                                   789 Market comparable               EBITDA multiples 5.3X - 27.9X  12.9X
                                       companies                          Discount rate 7.2% - 17.0%  11.1%
                                                                    Cash flow Multiples 9.0X - 17.7X  13.1X
-------------------------------------------------------------------------------------------------------------

Separate Accounts' assets.....     326 Third party appraisal        Capitalization rate     4.6%
                                                               Exit capitalization rate     5.6%
                                                                          Discount rate     6.6%

                                     1 Discounted cash flow            Spread over U.S.
                                                                         Treasury curve   243 BPS
                                                                        Discount factor     4.4%
-------------------------------------------------------------------------------------------------------------

GMIB reinsurance contract       10,488 Discounted cash flow                 Lapse Rates 1.0% - 6.3%
  asset.......................                                         Withdrawal rates 0.0% - 8.0%
                                                                 GMIB Utilization Rates 0.0% - 16.0%
                                                                   Non-performance risk 5BPS - 10BPS
                                                              Volatility rates - Equity 9.9% - 30.9%
-------------------------------------------------------------------------------------------------------------

                               FAIR        VALUATION              SIGNIFICANT                          WEIGHTED
                               VALUE       TECHNIQUE           UNOBSERVABLE INPUT          RANGE       AVERAGE
                               ------ --------------------- ------------------------- ---------------- --------
                                                                (IN MILLIONS)

LIABILITIES:
GMIBNLG....................... $4,056 Discounted cash flow            Non-performance
                                                                      riskLapse Rates       1.0%
                                                                     Withdrawal Rates   0.8% - 26.2%
                                                                Utilization Rates NLG   0.0% - 12.4%
                                                                     Forfeiture Rates   0.0% - 16.0%
                                                                     Long-term equity   0.55% - 2.1%
                                                                           Volatility      20.0%
---------------------------------------------------------------------------------------------------------------
GWBL/GMWB.....................    130 Discounted cash flow      Lapse RatesWithdrawal   0.9% - 5.7%
                                                              Rates Utilization Rates   0.0% - 7.0%
                                                            Volatility rates - Equity 100% AFTER DELAY
                                                                                        9.9% - 30.9%
---------------------------------------------------------------------------------------------------------------
GIB...........................   (27) Discounted cash flow      Lapse RatesWithdrawal   0.9% - 5.7%
                                                              Rates Utilization Rates   0.0% - 7.0%
                                                            Volatility rates - Equity   0.0% - 16.0%
                                                                                        9.9% - 30.9%
---------------------------------------------------------------------------------------------------------------
GMAB..........................      5 Discounted cash flow      Lapse RatesVolatility   0.5% - 11.0%
                                                                       rates - Equity   9.9% - 30.9%
---------------------------------------------------------------------------------------------------------------

        Quantitative Information about Level 3 Fair Value Measurements
                               December 31, 2016

                                Fair         Valuation                  Significant                               Weighted
                                Value        Technique               Unobservable Input               Range       Average
                               ------- ---------------------- --------------------------------- ----------------- --------
Assets:                                                           (in millions)
Investments:
Fixed maturities,
  available-for-sale:
   Corporate.................. $    55 Matrix pricing model
                                                              Spread over the industry-specific
                                                                          benchmark yield curve  0 bps - 565 bps  151 bps

                                   636 Market comparable               EBITDA multiplesDiscount   4.3x - 25.6x     11.7x
                                         companies                     rate Cash flow Multiples   7.0% - 17.8%     11.4%
                                                                                                  14.0x - 16.5x    15.6x
--------------------------------------------------------------------------------------------------------------------------

   Asset-backed...............       2 Matrix pricing model                    Spread over U.S.
                                                                                 Treasury curve 25 bps - 687 bps  38 bps
--------------------------------------------------------------------------------------------------------------------------

Separate Accounts' assets.....     295 Third party appraisal                Capitalization rate       4.8%
                                                                       Exit capitalization rate       5.7%
                                                                                  Discount rate       6.6%

                                     3 Discounted cash flow                    Spread over U.S.
                                                                                 Treasury curve
                                                                         Gross domestic product
                                                                                           rate 273 bps - 512 bps 283 bps
                                                                                Discount factor    1.1% - 7.0%     4.3%
--------------------------------------------------------------------------------------------------------------------------

GMIB reinsurance contract       10,314 Discounted cash flow                         Lapse Rates    1.5% - 5.7%
  asset.......................                                                 Withdrawal rates    0.0% - 8.0%
                                                                         GMIB Utilization Rates   0.0% - 16.0%
                                                                           Non-performance risk  5 bps - 17 bps
                                                                      Volatility rates - Equity   11.0% - 38.0%
--------------------------------------------------------------------------------------------------------------------------
Liabilities:
GMIBNLG.......................   5,155 Discounted cash flow                     Non-performance
                                                                                riskLapse Rates       1.1%
                                                                               Withdrawal Rates   1.2% - 26.2%
                                                                          Utilization Rates NLG   0.0% - 11.5%
                                                                               Forfeiture Rates   0.0% - 16.0%
                                                                               Long-term equity   0.55% - 2.1%
                                                                                     Volatility       20.0%
--------------------------------------------------------------------------------------------------------------------------

                               Fair       Valuation              Significant                          Weighted
                               Value      Technique           Unobservable Input          Range       Average
                               ----- --------------------- ------------------------- ---------------- --------
                                                                (in millions)
GWBL/GMWB..................... $114  Discounted cash flow      Lapse RatesWithdrawal   1.0% - 5.7%
                                                             Rates Utilization Rates   0.0% - 7.0%
                                                           Volatility rates - Equity 100% after delay
                                                                                       9.0% - 35.0%
--------------------------------------------------------------------------------------------------------------
GIB...........................   30  Discounted cash flow                 Withdrawal   1.0% - 5.7%
                                                              RatesUtilization Rates   0.0% - 8.0%
                                                           Volatility rates - Equity 100% after delay
                                                                                       9.0% - 35.0%
--------------------------------------------------------------------------------------------------------------
GMAB..........................   20  Discounted cash flow      Lapse RatesVolatility   1.0% - 11.0%
                                                                      rates - Equity   9.0% - 35.0%
--------------------------------------------------------------------------------------------------------------

   Excluded from the tables above at December 31, 2017 and 2016, respectively, are approximately $370 million and $594 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. The fair value measurements of these Level 3 investments comprise approximately 24.0% and 37.5% of total assets classified as Level 3 and represent only 0.2% and 0.4% of total assets measured at fair value on a recurring basis at December 31, 2017 and 2016, respectively. These investments primarily consist of certain privately placed debt securities with limited trading activity, including commercial mortgage, residential mortgage and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   Included in the tables above at December 31, 2017 and 2016, respectively, are approximately $842 million and $691 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3. The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique, representing approximately 73.9% and 81.8% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2017 and 2016, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2017 and 2016, are approximately 4.5% and 8.3%, respectively, of the total fair value of these Level 3 securities that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Included in other equity investments classified as Level 3 are reporting entities' venture capital securities in the Technology, Media and Telecommunications industries. The fair value measurements of these securities include significant unobservable inputs including an enterprise value to revenue multiples and a discount rate to account for liquidity and various risk factors. Significant increases (decreases) in the enterprise value to revenue multiple inputs in isolation would result in a significantly higher (lower) fair value measurement. Significant increases (decreases) in the discount rate would result in a significantly lower (higher) fair value measurement.

   Separate Accounts assets classified as Level 3 in the table at December 31, 2017 and 2016, primarily consist of a private real estate fund with a fair value of approximately $326 million and $295 million, a private equity investment with a fair value of approximately $0 million and $1 million and mortgage loans with fair value of approximately $1 million and $2 million, respectively. A third party appraisal valuation technique is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to the appraisal value would result in a higher (lower) measure of fair value. A discounted cash flow approach is applied to determine the private equity investment for which the significant unobservable assumptions are the gross domestic product rate formula and a discount factor that takes into account various risks, including the illiquid nature of the investment. A significant increase (decrease) in the gross domestic product rate would have a directionally inverse effect on the fair value of the security. With respect to the fair value measurement of mortgage loans a discounted cash flow approach is applied, a significant increase (decrease) in the assumed spread over U.S. Treasury securities would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. The remaining Separate Accounts investments classified as Level 3 excluded from the table consist of mortgage- and asset-backed securities with fair values of approximately $14 million and $8 million at December 31, 2017 and $12 million and $3 million at December 31, 2016, respectively. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using the Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset and liabilities includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset and liabilities.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIBNLG liability are lapse rates, withdrawal rates, GMIB utilization rates, adjustment for Non-performance risk and NLG forfeiture rates. NLG forfeiture rates are caused by excess withdrawals above the annual GMIB accrual rate that cause the NLG to expire. Significant decreases in lapse rates, NLG forfeiture rates, adjustment for non-performance risk and GMIB utilization rates would tend to increase the GMIBNLG liability, while decreases in withdrawal rates and volatility rates would tend to decrease the GMIBNLG liability.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

   During 2017, AB made the final contingent consideration payment relating to its 2014 acquisition and recorded a change in estimate and wrote off the remaining contingent consideration payable relating to its 2010 acquisition. As of December 31, 2017, one acquisition-related contingent consideration liability of $11 million remains relating to AB's 2016 acquisition, which was valued using a revenue growth rate of 31.0% and a discount rate ranging from 1.4% to 2.3%.

   The three AB acquisition-related contingent consideration liabilities (with a combined fair value of $18 million and $18 million as of December 31, 2017 and 2016, respectively) and are valued using a projected AUM growth rates with a weighted average of 18.0% for one acquisition and revenue growth rates and discount rates ranging from 4.0% to 31.0% and 1.4% to 6.4% respectively, for the three acquisitions.

   The carrying values and fair values at December 31, 2017 and 2016 for financial instruments not otherwise disclosed in Notes 3 and 12 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

                                                                    FAIR VALUE
                                              ------------------------------------------------------
                                               CARRYING
                                                VALUE     LEVEL 1  LEVEL 2     LEVEL 3      TOTAL
                                              ----------- ------- ---------- ----------- -----------
                                                                  (IN MILLIONS)
December 31, 2017:...........................
Mortgage loans on real estate................ $    10,935 $    -- $       -- $    10,895 $    10,895
Loans to affiliates..........................         703 $    --        700          --         700
Policyholders liabilities: Investment
  contracts..................................       2,068      --         --       2,170       2,170
Funding Agreements...........................       3,014      --      3,020          --       3,020
Policy loans.................................       3,315                 --       4,210       4,210
Short-term and Long-term debt................         769      --        768          --         768
Separate Account Liabilities.................       7,537      --         --       7,537       7,537
December 31, 2016:
Mortgage loans on real estate................ $     9,757 $    -- $       -- $     9,608 $     9,608
Loans to affiliates..........................         703      --        775          --         775
Policyholders liabilities: Investment
  contracts..................................       2,226      --         --       2,337       2,337
Funding Agreements...........................       2,255      --      2,202          --       2,202
Policy loans.................................       3,361      --         --       4,257       4,257
Short-term and Long-term debt................         513      --        513          --         513
Separate Account Liabilities.................       6,194      --         --       6,194       6,194

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   Fair values for the Company's long-term debt related to real estate joint ventures is determined by a third party appraisal and assessed for reasonableness. The Company's short-term debt primarily includes commercial paper issued by AB with short-term maturities and book value approximates fair value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined from quotations provided by brokers knowledgeable about these securities and internally assessed for reasonableness, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. treasury yield curve and historical loan repayment patterns.

   Fair values for FHLBNY funding agreements are determined from a matrix pricing model and are internally assessed for reasonableness. The matrix pricing model for FHLBNY funding agreements utilizes an independently sourced U.S. Treasury curve which is separately sourced from the Barclays' suite of curves.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholders' account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and Escrow Shield Plus product reserves are held at book value.

8) INSURANCE LIABILITIES

    A) Variable Annuity Contracts - GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

      . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the direct GMDB and GMIB with no NLG features liabilities, before reinsurance ceded, reflected in the consolidated balance sheets in future policy benefits and other policyholders' liabilities:

                                                GMDB      GMIB      TOTAL
                                              --------  --------  --------
                                                      (IN MILLIONS)
Balance at January 1, 2015................... $  1,725  $  4,702  $  6,427
  Paid guarantee benefits....................     (313)      (89)     (402)
  Other changes in reserve...................    1,579      (727)      852
                                              --------  --------  --------
Balance at December 31, 2015.................    2,991     3,886     6,877
  Paid guarantee benefits....................     (357)     (281)     (638)
  Other changes in reserve...................      531       265       796
                                              --------  --------  --------
Balance at December 31, 2016.................    3,165     3,870     7,035
  Paid guarantee benefits....................     (354)     (151)     (505)
  Other changes in reserve...................    1,269     1,083     2,352
                                              --------  --------  --------
Balance at December 31, 2017................. $  4,080  $  4,802  $  8,882
                                              ========  ========  ========

   The following table summarizes the ceded GMDB liabilities, reflected in the consolidated balance sheets in amounts due from reinsurers:

                                                  GMDB
                                              -------------
                                              (IN MILLIONS)
Balance at January 1, 2015................... $         833
  Paid guarantee benefits....................          (148)
  Other changes in reserve...................           745
                                              -------------
Balance at December 31, 2015.................         1,430
  Paid guarantee benefits....................          (174)
  Other changes in reserve...................           302
                                              -------------
Balance at December 31, 2016.................         1,558
  Paid guarantee benefits....................          (171)
  Other changes in reserve...................           643
                                              -------------
Balance at December 31, 2017................. $       2,030
                                              =============

   The liability for the GMxB derivative features liability, the liability for SCS, SIO, MSO and IUL indexed features and the GMIB reinsurance contracts are considered embedded or freestanding insurance derivatives and are reported at fair value. Summarized in the table below is a summary of the fair value of these liabilities at December 31, 2017 and 2016:

                                                  DECEMBER 31,
                                              --------------------
                                                 2017      2016
                                              ---------  ---------
                                                 (IN MILLIONS)
GMIBNLG /(1)/................................ $   4,056  $   5,155
SCS, MSO, IUL features/ (2)/.................     1,698        887
GWBL/GMWB/(1)/...............................       130        114
GIB/(1)/.....................................       (27)        30
GMAB/(1)/....................................         5         20
                                              ---------  ---------
Total Embedded and Freestanding derivative
  liability.................................. $   5,862  $   6,206
                                              =========  =========
GMIB reinsurance contract asset /(3)/........ $  10,488  $  10,314
                                              =========  =========

  /(1)/Reported in future policyholders' benefits and other policyholders'
       liabilities in the consolidated balance sheets.
  /(2)/Reported in policyholders' account balances in the consolidated balance sheets.
  /(3)/Reported in GMIB reinsurance contract asset, at fair value in the consolidated balance sheets.

   The December 31, 2017 values for direct variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of utilization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                    RETURN OF
                                                     PREMIUM    RATCHET   ROLL-UP     COMBO      TOTAL
                                                    ---------  --------  ---------  ---------  ---------
                                                                    (DOLLARS IN MILLIONS)
GMDB:
-----
  Account values invested in:
   General Account................................. $  13,820  $    109  $      65  $     200  $  14,194
   Separate Accounts............................... $  45,816  $  9,556  $   3,516  $  35,784  $  94,672
  Net amount at risk, gross........................ $     169  $     57  $   1,961  $  15,340  $  17,527
  Net amount at risk, net of amounts reinsured..... $     169  $     39  $   1,344  $   6,294  $   7,846
  Average attained age of contractholders'.........      51.3      66.3       72.9       68.2       55.1
  Percentage of contractholders' over age 70.......       9.6%     40.2%      63.1%      46.5%      18.1%
  Range of contractually specified interest rates..      N.A.      N.A.     3% - 6%  3% - 6.5%  3% - 6.5%

GMIB:
-----
  Account values invested in:
   General Account.................................      N.A.      N.A.  $      23  $     293  $     316
   Separate Accounts...............................      N.A.      N.A.  $  21,195  $  41,091  $  62,286
  Net amount at risk, gross........................      N.A.      N.A.  $     917  $   6,337  $   7,254
  Net amount at risk, net of amounts reinsured.....      N.A.      N.A.  $     287  $   1,561  $   1,848
  Weighted average years remaining until
   utilization.....................................      N.A.      N.A.        1.6        0.7        0.8
  Range of contractually specified interest rates..      N.A.      N.A.     3% - 6%  3% - 6.5%  3% - 6.5%

   For more information about the reinsurance programs of the Company's GMDB and GMIB exposure, see "Reinsurance Agreements" in Note 9.

..   VARIABLE ANNUITY IN-FORCE MANAGEMENT. The Company proactively manages its variable annuity in-force business. Since in 2012, the Company has initiated several programs to purchase from certain policyholders the GMDB and GMIB riders contained in their Accumulator contracts. In March 2016, a program to give policyholders an option to elect a full buyout of their rider or a new partial (50)% buyout of their rider expired. The Company believes that buyout programs are mutually beneficial to both the Company and policyholders who no longer need or want all or part of the GMDB or GMIB rider. To reflect the actual payments from the buyout program that expired in March 2016 the Company recognized a $4 million increase to Net income in 2016.

    B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Because variable annuity contracts offer both GMDB and GMIB features, GMDB and GMIB amounts are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                               DECEMBER 31,
                                              ---------------
                                               2017    2016
                                              ------- -------
                                               (IN MILLIONS)
GMDB:
-----
Equity....................................... $78,069 $69,625
Fixed income.................................   2,234   2,483
Balanced.....................................  14,084  14,434
Other........................................     285     348
                                              ------- -------
Total........................................ $94,672 $86,890
                                              ======= =======

                                                 DECEMBER 31,
                                              -------------------
                                                2017      2016
                                              --------- ---------
                                                 (IN MILLIONS)

GMIB:
-----
Equity....................................... $  50,429 $  45,931
Fixed income.................................     1,568     1,671
Balanced.....................................    10,165    10,097
Other........................................       124       149
                                              --------- ---------
Total........................................ $  62,286 $  57,848
                                              ========= =========

    C) Hedging Programs for GMDB, GMIB, GIB and Other Features

   Beginning in 2003, the Company established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not externally reinsured. At December 31, 2017, the total account value and net amount at risk of the hedged variable annuity contracts were $55,771 million and $6,893 million, respectively, with the GMDB feature and $42,077 million and $2,613 million, respectively, with the GMIB and GIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net derivative gains (loss) in the period in which they occur, and may contribute to income (loss) volatility.

    D) Variable and Interest-Sensitive Life Insurance Policies--NLG

   The NLG feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The NLG remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the NLG liabilities, reflected in the General Account in Future policy benefits and other policyholders' liabilities, the related reinsurance reserve ceded, reflected in Amounts due from reinsurers and deferred cost of reinsurance, reflected in Other assets in the Consolidated balance sheets:

                                               DIRECT    REINSURANCE
                                              LIABILITY     CEDED        NET
                                              ---------  -----------  --------
                                                        (IN MILLIONS)
Balance at January 1, 2015...................   $   979     $   (526) $    453
  Other changes in reserves..................       165           16       181
                                                -------     --------  --------
Balance at December 31, 2015.................     1,144         (510)      634
  Other changes in reserves..................        53          (99)      (46)
                                                -------     --------  --------
Balance at December 31, 2016.................     1,197         (609)      588
  Paid Guaranteed Benefits...................       (24)          --       (24)
  Other changes in reserves..................      (487)         (55)     (542)
                                                -------     --------  --------
Balance at December 31, 2017.................   $   686     $   (664) $     22
                                                =======     ========  ========

9) REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with unaffiliated insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The following table summarizes the effect of reinsurance:

                                               2017    2016    2015
                                              ------  ------  ------
                                                   (IN MILLIONS)
Direct premiums.............................. $  880  $  850  $  818
Reinsurance assumed..........................    195     206     207
Reinsurance ceded............................   (171)   (176)   (173)
                                              ------  ------  ------
Premiums..................................... $  904  $  880  $  852
                                              ======  ======  ======
Policy charges and fee income ceded.......... $  718  $  640  $  645
                                              ======  ======  ======
Policyholders' Benefits Ceded................ $  694  $  942  $  527
                                              ======  ======  ======

   Ceded Reinsurance

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains on a per life basis up to $25 million for single lives and $30 million for joint lives with the excess 100% reinsured. The Company also reinsures risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2017, the Company had reinsured with non-affiliates in the aggregate approximately 3.5% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 16.8% of its current liability exposure resulting from the GMIB feature. For additional information, see
   Note 8 "Insurance Liabilities."

   Based on management's estimates of future contract cash flows and experience, the estimated net fair values of the ceded GMIB reinsurance contracts, considered derivatives at December 31, 2017 and 2016 were $10,488 million and $10,314 million, respectively. The increases (decreases) in estimated fair value were $174 million, $(268) million and $(141) million for 2017, 2016 and 2015, respectively.

   At December 31, 2017 and 2016, third-party reinsurance recoverables related to insurance contracts amounted to $2,420 million and $2,458 million, respectively. Additionally, $1,904 million and $2,381 million of the amounts due to reinsurers related to three specific reinsurers, which were Zurich Insurance Company Ltd. (AA -- rating), Connecticut General Life Insurance Company (AA -- rating) and Paul Revere Life Insurance Company (A-rating). A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations, the Company continues to have the direct obligation.

   Reinsurance payables related to insurance contracts were $134 million and $125 million, at December 31, 2017 and 2016, respectively.

   The Company cedes substantially all of its run-off health business to a third party insurer. Insurance liabilities ceded totaled $71 million and $82 million at December 31, 2017 and 2016, respectively.

   The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   Assumed Reinsurance

   In addition to the sale of insurance products, the Company currently acts as a professional retrocessionaire by assuming risk from professional reinsurers. The Company assumes accident, life, health, aviation, special risk and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves were $716 million and $734 million at December 31, 2017 and 2016, respectively.

   For affiliated reinsurance agreements see "Related Party Transactions" in
   Note 11.

10)SHORT-TERM AND LONG-TERM DEBT

   Short-term and long-term debt consists of the following:

                                              DECEMBER 31,
                                              -------------
                                               2017   2016
                                              ------ ------
                                              (IN MILLIONS)
Short-term debt:
   AB revolving credit facility (with
     interest rate of 2.4%).................. $   75 $   --
   AB commercial paper (with interest rates
     of 1.6% and 0.9%).......................    491    513
                                              ------ ------
Total short-term debt........................ $  566 $  513
                                              ------ ------
Long-term debt:
   AXA Equitable non-recourse mortgage debt
     (with interest rate of 4.1%)............     82     --
   AXA Equitable non-recourse mortgage debt
     (with interest rate of 3.9%)............    121     --
                                              ------ ------
Total Short-term and Long-term debt.......... $  769 $  513
                                              ====== ======

   Short-term Debt

   On December 1, 2016, AB entered into a $200 million, unsecured 364-day senior revolving credit facility (the "AB Revolver") with a leading international bank and the other lending institutions that may be party thereto. On November 29, 2017, as part of an amendment and restatement, the maturity date of the AB Revolver was extended from November 29, 2017 to November 28, 2018. There were no other significant changes included in the amendment. The AB Revolver is available for AB's and SCB LLC's business purposes, including the provision of additional liquidity to meet funding requirements primarily related to SCB LLC's operations. Both AB and SCB LLC can draw directly under the AB Revolver and management expects to draw on the AB Revolver from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Revolver. The AB Revolver contains affirmative, negative and financial covenants which are identical to those of the AB Credit Facility described below. As of December 31, 2017, AB had $75 million outstanding under the AB Revolver with an interest rate of 2.4%.

   As of December 31, 2017 and 2016, AB had $491 million and $513 million, respectively, in commercial paper outstanding with weighted average interest rates of approximately 1.6% and 0.9%, respectively.

   Long-term Debt

   As of December 31, 2017, AXA Equitable had $121 million and $82 million in mortgage debt outstanding related to two consolidated real estate joint ventures due August 2027 and September 2022, respectively, with weighted average interest rates of approximately 3.9% and 4.1%, respectively.

   Credit Facilities

   Credit facilities available to the Company consist of following:

                                                      DATE                         AVAILABLE TO COMPANY
                                              ---------------------                -------------------
FACILITIES                                      START     MATURITY  TOTAL FACILITY REVOLVER   SWINGLINE
----------                                    ---------- ---------- -------------- ---------  ---------
                                                                              (IN MILLIONS)
SYNDICATED FACILITIES:
   AB Revolver............................... 11/29/2017 11/28/2018 $          200 $     200  $      --
   AB Credit Facility........................ 10/22/2014 10/22/2019 $        1,000 $   1,000  $     240

   Additional Credit Facilities Available

   AB has a $1,000 million committed, unsecured senior revolving credit facility ("AB Credit Facility") with a group of commercial banks and other lenders, which matures on October 22, 2019. The AB Credit Facility provides for possible increases in the principal amount by up to an aggregate incremental amount of $250 million; any such increase is subject to the consent of the affected lenders. The AB Credit Facility is available for AB and SCB LLC's business purposes, including the support of AB's
   $1,000 million commercial paper program. Both AB and SCB LLC can draw directly under the AB Credit Facility and management may draw on the AB Credit Facility from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Credit Facility.

   The AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. As of December 31, 2017, AB and SCB LLC were in compliance with these covenants. The AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency- or bankruptcy-related events of default, all amounts payable under the AB Credit Facility automatically would become immediately due and payable, and the lender's commitments automatically would terminate.

   Amounts under the AB Credit Facility may be borrowed, repaid and re-borrowed by AB and SBC LLC from time to time until the maturity of the facility. Voluntary prepayments and commitment reductions requested by AB and SBC LLC are permitted at any time without fee (other than customary breakage costs relating to the prepayment of any drawn loans) upon proper notice and subject to a minimum dollar requirement. Borrowings under the AB Credit Facility bear interest at a rate per annum, which will be, at AB and SBC LLC'S option, a rate equal to an applicable margin, which is subject to adjustment based on the credit ratings of AB, plus one of the following indexes: London Interbank Offered Rate; a floating base rate; or the Federal Funds rate.

   As of December 31, 2017, AB and SCB LLC had no amounts outstanding under the AB Credit Facility and did not draw upon the AB Credit Facility in 2017.

   SCB LLC has three uncommitted lines of credit with three financial institutions. Two of these lines of credit permit SCB LLC to borrow up to an aggregate of approximately $175 million, with AB named as an additional borrower, while line one has no stated limit. As of December 31, 2017, SCB LLC had no bank loans outstanding.

11)RELATED PARTY TRANSACTIONS

   LOANS TO AFFILIATES. In September 2007, AXA issued a $650 million 5.4% Senior Unsecured Note to AXA Equitable. The note pays interest semi-annually and was scheduled to mature on September 30, 2012. In March 2011, the maturity date of the note was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. In November 2014, this loan was refinanced and a new
   $382 million, seven year term loan with an interest rate of 4.0% was issued. In January 2016, the property was sold and a portion of the proceeds was used to repay the $382 million term loan outstanding and a $65 million prepayment penalty.

   In third quarter 2013, AXA Equitable purchased AXA RE Arizona Company's ("AXA RE Arizona") $50 million note receivable from AXA. AXA RE Arizona is a wholly-owned subsidiary of AXA Financial. This note pays interest semi-annually at an interest rate of 5.4% and matures on December 15, 2020.

   LOANS FROM AFFILIATES. In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% which was scheduled to mature on December 1, 2035. In December 2014, AXA Equitable repaid this note at par value plus interest accrued of $1 million to AXA Financial.

   In December 2008, AXA Equitable issued a $500 million callable 7.1% surplus note to AXA Financial. The note paid interest semi-annually and was scheduled to mature on December 1, 2018. In June 2014, AXA Equitable repaid this note at par value plus interest accrued of $3 million to AXA Financial.

   COST SHARING AND SERVICE AGREEMENTS. The Company provides personnel services, employee benefits, facilities, supplies and equipment under service agreements with AXA Financial, certain AXA Financial subsidiaries and affiliates to conduct their business. In addition, the Company participates in certain cost sharing and service agreements with AXA and other nonconsolidated affiliates (collectively, "AXA Affiliates"), including technology and professional development arrangements. The costs related to the cost sharing and service agreements are allocated based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support each company.

   AFFILIATED DISTRIBUTION EXPENSE. AXA Equitable pays commissions and fees to AXA Distribution Holding and its subsidiaries ("AXA Distribution") for sales of insurance products. The commissions and fees paid to AXA Distribution are based on various selling agreements.

   AFFILIATED DISTRIBUTION REVENUE. AXA Distributors, a subsidiary of AXA Equitable, receives commissions and fee revenue from MONY America for sales of its insurance products. The commissions and fees earned from MONY America are based on the various selling agreements.

   INVESTMENT MANAGEMENT AND SERVICE FEES. AXA Equitable FMG, a subsidiary of AXA Equitable, provides investment management and administrative services to EQAT, VIP Trust, 1290 Funds and Other AXA Trusts, all of which are considered related parties. Investment management and service fees earned are calculated as a percentage of assets under management and are recorded as revenue as the related services are performed.

   INVESTMENT MANAGEMENT AND SERVICE EXPENSES. AXA Investment Managers Inc. ("AXA IM") and AXA Rosenberg Investment Management LLC ("AXA Rosenberg") provide sub-advisory services with respect to certain portfolios of EQAT, VIP Trust and the Other AXA Trusts. Also, AXA IM and AXA Real Estate Investment Managers ("AXA REIM") manage certain General Account investments. Fees paid to these affiliates are based on investment advisory service agreements with each affiliate.

   The table below summarizes the expenses reimbursed to/from the Company and fees received/paid by the Company in connection with agreements with AXA Affiliates described above for 2017, 2016 and 2015.

                                                2017     2016     2015
                                              -------- -------- --------
                                                    (in millions)
EXPENSES PAID OR ACCRUED FOR BY THE COMPANY:
General services provided by AXA Affiliates.. $    186 $    188 $    164
Paid or accrued commission and fee expenses
  for sale of insurance products by AXA
  Distribution...............................      608      587      603
Investment management services provided by
  AXA IM, AXA REIM and AXA Rosenberg.........        5        2        1
                                              -------- -------- --------
Total........................................      799      777      768
                                              ======== ======== ========
REVENUE RECEIVED OR ACCRUED FOR BY THE
COMPANY:
General services provided to AXA Affiliates..      456      531      491
Amounts received or accrued for commissions
  and fees earned for sale of MONY America's
  insurance products.........................       43       43       57
Investment management and administrative
  services provided to EQAT, VIP Trust, 1290
  Funds and Other AXA Trusts.................      720      674      707
                                              -------- -------- --------
Total........................................ $  1,219 $  1,248 $  1,255
                                              ======== ======== ========

   INSURANCE RELATED TRANSACTIONS. The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products through reinsurance transactions with AXA RE Arizona.

   The Company currently reinsures to AXA RE Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA RE Arizona also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA RE Arizona provide important capital management benefits to AXA Equitable. At December 31, 2017 and 2016, the Company's GMIB reinsurance asset with AXA RE Arizona had carrying values of $8,594 million and $8,578 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2017, 2016 and 2015 totaled approximately $454 million, $447 million and $453 million, respectively. Ceded claims paid in 2017, 2016 and 2015 were $213 million, $65 million and $54 million, respectively.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA RE Arizona to the extent that AXA RE Arizona holds assets in an irrevocable trust (the "Trust") ($9,786 million at December 31, 2017) and/or letters of credit ($3,990 million at December 31, 2017), out of which $250 million letters of credit are guaranteed by AXA Financial while the rest of the letters of credit are guaranteed by AXA. Under the reinsurance transactions, AXA RE Arizona is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA RE Arizona fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA RE Arizona's liquidity.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life, an affiliate. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis.

   Premiums earned in 2017, 2016 and 2015 were $20 million, $20 million and $21 million, respectively. Claims and expenses paid in 2017, 2016 and 2015 were $5 million, $6 million and $5 million, respectively.

   At December 31, 2017 and 2016, affiliated reinsurance recoverables related to insurance contracts amounted to $2,659 million and $2,177 million, respectively.

   In April 2015, AXA entered into a mortality catastrophe bond based on general population mortality in each of France, Japan and the U.S. The purpose of the bond is to protect AXA against a severe worldwide pandemic. AXA Equitable entered into a stop loss reinsurance agreement with AXA Global Life to protect AXA Equitable with respect to a deterioration in its claim experience following the occurrence of an extreme mortality event. Premiums and expenses associated with the reinsurance agreement were $4 million and $4 million in 2017 and 2016, respectively.

   Investment management and service fees includes certain revenues for services provided by AB to mutual funds sponsored by AB. These revenues are described below:

                                                2017    2016     2015
                                              -------- ------- --------
                                                    (IN MILLIONS)

Investment management and services fees...... $  1,148 $   999 $  1,056
Distribution revenues........................      398     372      415
Other revenues -- shareholder servicing fees.       73      76       85
Other revenues -- other......................        7       6        5

   OTHER TRANSACTIONS. Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable Qualified Pension Plan ("AXA Equitable QP") was transferred from AXA Equitable to AXA Financial under terms of an Assumption Agreement. For additional information regarding this transaction see "Employee Benefit Plans" in Note 12.

   In 2016, AXA Equitable sold artwork to AXA Financial and recognized a $20 million gain on the sale. AXA Equitable used the proceeds received from this sale to make a $21 million donation to AXA Foundation, Inc. (the "Foundation"). The Foundation was organized for the purpose of distributing grants to various tax-exempt charitable organizations and administering various matching gift programs for AXA Equitable, its subsidiaries and affiliates.

   In 2016, AXA Equitable and Saum Sing LLC ("Saum Sing"), an affiliate, formed Broad Vista Partners LLC ("Broad Vista"), of which AXA Equitable owns 70% and Saum Sing owns 30%. On June 30, 2016, Broad Vista entered into a real estate joint venture with a third party and AXA Equitable invested approximately $25 million, reported in Other equity investments in the consolidated balance sheets.

12)EMPLOYEE BENEFIT PLANS

   AXA Equitable Retirement Plans

   AXA Equitable sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $15 million, $16 million and $18 million in 2017, 2016 and 2015, respectively.

   AXA Equitable also sponsors the AXA Equitable Retirement Plan (the "AXA Equitable QP"), a frozen qualified defined benefit pension plan covering its eligible employees and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average income over a specified period in the plan.

   Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable QP was transferred from AXA Equitable to AXA Financial under the terms of an Assumption Agreement (the "Assumption Transaction"). Immediately preceding the Assumption Transaction, the AXA Equitable QP had plan assets (held in a trust for the exclusive benefit of plan participants) with market value of approximately $2,236 million and liabilities of approximately $2,447 million. The assumption by AXA Financial and resulting extinguishment of AXA Equitable's primary liability for its obligations under the AXA Equitable QP was recognized by AXA Equitable as a capital contribution in the amount of $211 million ($137 million, net of tax), reflecting the non-cash settlement of its net unfunded liability for the AXA Equitable QP at December 31, 2015. In addition, approximately
   $1,193 million ($772 million, net of tax) unrecognized net actuarial losses related to the AXA Equitable QP and accumulated in AOCI were also transferred to AXA Financial due to the Assumption Transaction. AXA Equitable remains secondarily liable for its obligations under the AXA Equitable QP and would recognize such liability in the event AXA Financial does not perform under the terms of the Assumption Agreement.

   AB Retirement Plans

   AB maintains the Profit Sharing Plan for Employees of AB, a tax-qualified retirement plan for U.S. employees. Employer contributions under this plan are discretionary and generally are limited to the amount deductible for federal income tax purposes.

   AB also maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AB in the United States prior to October 2, 2000 (the "AB Plan"). Benefits under the
   AB Plan are based on years of credited service and average final base salary.

   AB uses a December 31 measurement date for the AB Plan.

   Funding Policy

   The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Protection Act of 2006 (the "Pension Act"), and not greater than the maximum the Company can deduct for federal income tax purposes. Based on the funded status of the plans at December 31, 2016, AB contributed $4 million to the AB Plan during 2017. AB currently estimates that it will contribute $5 million to the AB Plan during 2018. No minimum funding contributions under ERISA are required to be made to the AXA Equitable plans, and management does not expect to make any discretionary contribution to those plans during 2018.

   Net Periodic Pension Expense

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                                2017     2016     2015
                                              --------  ------  --------
                                                     (IN MILLIONS)
Service cost................................. $     --  $   --  $      8
Interest cost................................        6       6        93
Expected return on assets....................       (5)     (5)     (159)
Actuarial (gain) loss........................        1       1         1
Net amortization.............................       --      --       110
                                              --------  ------  --------
Net Periodic Pension Expense................. $      2  $    2  $     53
                                              ========  ======  ========

   Changes in PBO

   Changes in the PBO of the Company's qualified plans were comprised of:

                                                 DECEMBER 31,
                                              ------------------
                                                2017      2016
                                              --------  --------
                                                 (IN MILLIONS)

Projected benefit obligation, beginning of
  year....................................... $    132  $    129
Interest cost................................        6         6
Actuarial (gains) losses.....................       14         2
Benefits paid................................       (6)       (5)
                                              --------  --------
  Projected Benefit Obligation...............      146       132
Transfer to AXA Financial....................       --        --
                                              --------  --------
Projected Benefit Obligation, End of Year.... $    146  $    132
                                              ========  ========

   Changes in Plan Assets/Funded Status

   The following table discloses the changes in plan assets and the funded status of the Company's qualified pension plans. The fair value of plan assets supporting the AXA Equitable QP liability was not impacted by the Assumption Transaction and the payment of plan benefits will continue to be made from the plan assets held in trust for the exclusive benefit of plan participants.

                                                DECEMBER 31,
                                              ----------------
                                                2017     2016
                                              --------  ------
                                                (IN MILLIONS)

Pension plan assets at fair value, beginning
  of year.................................... $     87  $   86
Actual return on plan assets.................       14       4
Contributions................................        4      --
Benefits paid and fees.......................       (4)     (3)
                                              --------  ------
Pension plan assets at fair value, end of
  year.......................................      101      87
PBO..........................................      146     132
                                              --------  ------
  Excess of PBO Over Pension Plan Assets.....      (45)    (45)
Transfer to AXA Financial.................... $     --  $   --
                                              --------  ------
Excess of PBO Over Pension Plan Assets, end
  of year.................................... $    (45) $  (45)
                                              ========  ======

   Accrued pension costs of $(45) million and $(45) million at December 31, 2017 and 2016, respectively, were recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans. The aggregate PBO/accumulated benefit obligation ("ABO") and fair value of pension plan assets for plans with PBOs/ABOs in excess of their assets were $146 million and $101 million, respectively, at December 31, 2017 and $132 million and $87 million, respectively, at December 31, 2016.

   Unrecognized Net Actuarial (Gain) Loss

   The following table discloses the amounts included in AOCI at December 31, 2017 and 2016 that have not yet been recognized as components of net periodic pension cost.

                                              DECEMBER 31,
                                              -------------
                                               2017   2016
                                              ------ ------
                                              (IN MILLIONS)

Unrecognized net actuarial (gain) loss....... $   55 $   51
Unrecognized prior service cost (credit).....      1      1
                                              ------ ------
  Total...................................... $   56 $   52
                                              ====== ======

   The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are approximately $1.6 million and $23,959, respectively.

   Pension Plan Assets

   The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the fair values of the Company's invested assets that are measured at fair value on a recurring basis. See Note 2 for a description of the fair value hierarchy.

   At December 31, 2017 and 2016, the total fair value of plan assets for the qualified pension plans was approximately $101 million and $87 million, respectively, all supporting the AB qualified retirement plan.

                                              DECEMBER 31,
                                              ------------
                                               2017   2016
                                              -----  -----
Fixed Maturities.............................  15.0%  18.0%
Equity Securities............................  66.0   61.0
Other........................................  19.0   21.0
                                              -----  -----
Total........................................ 100.0% 100.0%
                                              =====  =====

                                              LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
                                              ------- ------- ------- -----
                                                      (IN MILLIONS)
DECEMBER 31, 2017:
ASSET CATEGORIES
Common and preferred equity.................. $    24 $    -- $    -- $  24
Mutual funds.................................      55      --      --    55
                                              ------- ------- ------- -----
  Total assets in the fair value hierarchy...      79      --      --    79
Investments measured at net assets value.....      --      --      --    22
                                              ------- ------- ------- -----
   Investments at fair value................. $    79 $    -- $    -- $ 101
                                              ======= ======= ======= =====
December 31, 2016:
Asset Categories
Common and preferred equity.................. $    21 $    -- $    -- $  21
Mutual funds.................................      47      --      --    47
                                              ------- ------- ------- -----
  Total assets in the fair value hierarchy...      68      --      --    68
Investments measured at net assets value.....      --      --      --    19
                                              ------- ------- ------- -----
   Investments at fair value................. $    68 $    -- $    -- $  87
                                              ======= ======= ======= =====

   Plan asset guidelines for the AB qualified retirement plan specify an allocation weighting of 30% to 60% for return seeking investments (target of 40%), 10% to 30% for risk mitigating investments (target of 15%), 0% to 25% for diversifying investments (target of 17%) and 18% to 38% for dynamic asset allocation (target of 28%). Investments in mutual funds, hedge funds (and other alternative investments), and other commingled investment vehicles are permitted under the guidelines. Investments are permitted in overlay portfolios (regulated mutual funds) to complement the long-term strategic asset allocation. This portfolio overlay strategy is designed to manage short-term portfolio risk and mitigate the effect of extreme outcomes.

   Assumptions

   DISCOUNT RATE

   The benefits obligations and related net periodic costs of the Company's qualified and non-qualified pension plans are measured using discount rate assumptions that reflect the rates at which the plans' benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the plans are discounted using a published high-quality bond yield curve as a practical expedient for a matching bond approach. Beginning in 2014, AXA Equitable uses the Citigroup Pension Above-Median-AA Curve (the "Citigroup Curve") for this purpose. The Company has concluded that an adjustment to the Citigroup Curve is not required after comparing the projected benefit streams of the plans to the cash flows and duration of the reference bonds.

   At December 31, 2015, AXA Equitable refined its calculation of the discount rate to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient. Use of the discrete approach at December 31, 2015 produced a discount rate for the AXA Equitable Life QP of 3.98% as compared to a 4.00% aggregate rate, thereby increasing the net unfunded PBO of the AXA Equitable Life QP by approximately $4 million in 2015.

   MORTALITY

   At December 31, 2015, AXA Equitable concluded to change the mortality projection scale used to measure and report the Company's defined benefit plan obligations from 125% Scale AA to Scale BB, representing a reasonable "fit" to the results of the AXA Equitable QP mortality experience study and a closer alignment to current thinking with respect to projections of mortality improvements.

   In October 2016, the Society of Actuaries ("SOA") released MP-2016, its second annual update to the "gold standard" mortality projection scale issued by the SOA in 2014, reflecting three additional years of historical U.S. population historical mortality data (2012 through 2014). Similar to its predecessor (MP-2015), MP-2016 indicated that, while mortality data continued to show longer lives, longevity was increasing at a slower rate and lagging behind that previously suggested both by MP-2015 and MP-2014. The Company considered this new data as well as observations made from current practice regarding how to best estimate improved trends in life expectancies and concluded to continue using the RP-2000 base mortality table projected on a full generational basis with Scale BB mortality improvements for purposes of measuring and reporting its consolidated defined benefit plan obligations at December 31, 2017.

   Actuarial computations used to determine net periodic costs were made utilizing the following weighted-average assumptions:

                                              Year ended December31,
                                              ---------------------
                                              2017    2016    2015
                                              ----    ----    ----
Discount rate on benefit obligations......... 4.55%   4.75%   4.30%
Expected long-term rate of return on plan
  assets.....................................  6.0%    6.5%    7.0%

   In developing the expected long-term rate of return on plan assets of 6.0%, management considered the historical returns and future expectations for returns for each asset category, as well as the target asset allocation of the portfolio. The expected long-term rate of return on assets is based on weighted average expected returns for each asset class.

   As of December 31, 2017, the mortality projection assumption has been updated to use the generational MP-2017 improvement scale. Previously, mortality was projected generationally using the MP-2016 improvements scale. The base mortality assumption remains at the RP-2014 white-collar mortality table for males and females adjusted back to 2006 using the MP-2014 improvement scale.

   The Internal Revenue Service ("IRS") recently updated the mortality tables used to determine lump sums. For fiscal year-end 2017, we reflected the actual IRS table for 2018 with assumed annual updates for years 2019 and later on the base table (RP-2014 backed off to 2006) with the assumed projection scale of MP-2017.

   The following table discloses assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2017 and 2016. As described above, AXA Equitable refined its calculation of the discount rate for the year ended December 31, 2015 valuation of its defined benefits plans to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient.

                                              DECEMBER 31,
                                              -----------
                                              2017   2016
                                              -----  -----
Discount rates:
   Other AXA Equitable defined benefit plans. 3.17%  3.48%
   AB Qualified Retirement Plan.............. 4.55%  4.75%
   Periodic cost............................. 3.48%   3.7%
   Expected long-term rates of return on
     pension plan assets (periodic cost).....  6.0%   6.5%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

   Future Benefits

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2018, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2017 and include benefits attributable to estimated future employee service.

                                                 PENSION
                                                BENEFITS
                                              -------------
                                              (IN MILLIONS)

2018.........................................  $          7
2019.........................................             7
2020.........................................             5
2021.........................................             6
2022.........................................             8
Years 2023-2027..............................            40

   AXA FINANCIAL ASSUMPTIONS

   In addition to the Assumption Transaction, since December 31, 1999, AXA Financial has legally assumed primary liability from AXA Equitable for all current and future liabilities of AXA Equitable under certain employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with all of these plans, as described in Note 12.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees, financial professionals and non-officer directors of AXA Financial and its subsidiaries, including the Company. AB also sponsors its own unit option plans for certain of its employees.

   Compensation costs for 2017, 2016 and 2015 for share-based payment arrangements as further described herein are as follows:

                                               2017   2016   2015
                                              ------ ------ ------
                                                 (IN MILLIONS)
Performance Shares........................... $   18 $   17 $   18
Stock Options (Other than AB stock options)..      1      1      1
AXA Shareplan................................      9     14     16
Restricted Awards............................    185    154    174
Other Compensation plans/(1)/................      2      1      2
                                              ------ ------ ------
Total Compensation Expenses.................. $  215 $  187 $  211
                                              ====== ====== ======

  /(1)/Other compensation plans include Stock Appreciation Rights, Restricted
       Stock and AXA Miles.

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance shares under the AXA International Performance Shares Plan (the "Performance Share Plan"). Prior to 2013, they were granted performance units under AXA's Performance Unit Plan.

   Non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) are granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA
   ADRs) annually under The Equity Plan for Directors. They also were granted ADR stock options in years prior to 2014.

   Performance Units and Performance Shares

   2017 GRANT. On June 21, 2017, under the terms of the Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to employees of the Company. For employees in our retirement and protection businesses, the extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and the retirement and protection businesses are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2017, the expense associated with the June 21, 2017 grant of performance shares was approximately $9 million.

   SETTLEMENT OF 2014 GRANT IN 2017. On March 24, 2017, share distributions totaling of approximately $21 million were made to active and former AXA Equitable employees in settlement of 2.3 million performance shares earned under the terms of the AXA Performance Share Plan 2014.

   2016 GRANT. On June 6, 2016, under the terms of the Performance Share Plan, AXA awarded approximately 1.9 million unearned performance shares to employees of AXA Equitable. For employees in our retirement and protection businesses, the extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and the retirement and protection businesses are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2017 and 2016, the expense associated with the June 6, 2016 grant of performance shares was approximately $4 million and $10 million, respectively.

   SETTLEMENT OF 2013 GRANT IN 2016. On March 22, 2016, cash distributions of approximately $55 million were made to active and former AXA Equitable employees in settlement of 2.3 million performance units earned under the terms of the 2013 Performance Share Plan.

   2015 GRANT. On June 19, 2015, under the terms of the Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to employees of AXA Equitable. For employees in our retirement and protection businesses, the extent to which 2016-2018 cumulative performance targets measuring the performance of AXA and the retirement and protection businesses are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2017, 2016 and 2015, the expense associated with the June 19, 2015 grant of performance shares was $3 million, $4 million and $8 million, respectively.

   SETTLEMENT OF 2012 GRANT IN 2015. On April 2, 2015, cash distributions of approximately $53 million were made to active and former AXA Equitable employees in settlement of approximately 2.3 million performance units earned under the terms of the AXA Performance Unit Plan 2012.

   The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for performance unit awards as they are settled in cash. The fair value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2017 and 2016 was $45 million and $31 million, respectively. Approximately 2 million outstanding performance shares are at risk to achievement of 2017 performance criteria, primarily representing all of the performance shares granted June 19, 2015 and the second tranche of performance shares granted March 24, 2014, for which cumulative average 2016-2018 and 2015-2017 performance targets will determine the number of performance units and shares earned under those awards, respectively.

   Stock Options

   2017 GRANT. On June 21, 2017, 0.5 million options to purchase AXA ordinary shares were granted to employees of the Company under the terms of the Stock Option Plan at an exercise price of (Euro)23.92. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 21, 2017, 0.3 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 21, 2017 have a ten-year term. The weighted average grant date fair value per option award was estimated at (Euro)1.78 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 25.05%, a weighted average expected term of 8.8 years, an expected dividend yield of 6.53% and a risk-free interest rate of 0.59%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2017, the Company recognized expenses associated with the June 21, 2017 grant of options of approximately $0.5 million.

   2016 GRANT. On June 6, 2016, 0.6 million options to purchase AXA ordinary shares were granted to employees of the Company under the terms of the Stock Option Plan at an exercise price of (Euro)21.52. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 6, 2016, 0.3 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 6, 2016 have a ten-year term. The weighted average grant date fair value per option award was estimated at (Euro)1.85 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 26.6%, a weighted average expected term of 8.1 years, an expected dividend yield of 6.49% and a risk-free interest rate of 0.33%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2017 and 2016, the Company recognized expenses associated with the June 6, 2015 grant of options of approximately $0.1 million and $0.6 million, respectively.

   2015 GRANT. On June 19, 2015, 0.4 million options to purchase AXA ordinary shares were granted to employees of the Company under the terms of the Stock Option Plan at an exercise price of (Euro)22.90. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 19, 2015, 0.2 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 19, 2015 have a ten-year term. The weighted average grant date fair value per option award was estimated at (Euro)1.58 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 23.68%, a weighted average expected term of 8.2 years, an expected dividend yield of 6.29% and a risk-free interest rate of 0.92%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2017, 2016 and 2015, the Company recognized expenses associated with the June 19, 2015 grant of options of approximately $0.1 million, $0.1 million and $0.3 million, respectively.

   Shares Authorized

   There is no limitation in the Stock Option Plan or the Equity Plan for Directors on the number of shares that may be issued pursuant to option or other grants.

   A summary of the activity in the AXA and the Company's option plans during 2017 follows:

                                                                             Options Outstanding
                                              ---------------------------------------------------------------------------------
                                                      AXA Ordinary Shares             AXA ADRs/(2)/         AB Holding Units
                                              ---------------------------------   ---------------------- ----------------------
                                                                  Weighted                     Weighted               Weighted
                                                Number            Average           Number     Average     Number     Average
                                              Outstanding         Exercise        Outstanding  Exercise  Outstanding  Exercise
                                              (In 000's)           Price          (In 000's)    Price    (In 000's)    Price
                                              -----------  --------------------   -----------  --------- -----------  ---------

Options Outstanding at January 1, 2017.......       9,536        (Euro)   21.02            45  $   24.90       5,085  $   49.45
Options granted..............................         488          (Euro) 23.92            --  $      --          --  $      --
Options exercised............................      (1,996) (Euro)         18.02            (2) $   21.35      (1,180) $   17.04
Options forfeited, net.......................          --  (Euro)            --            --  $      --          --  $      --
Options expired..............................      (2,626)                33.77            (8)     42.62        (823) $   84.96
                                               ----------                         -----------             ----------
Options Outstanding at December 31, 2017.....       5,402  (Euro)         17.36            35  $   20.98       3,082  $   52.37
                                               ==========  ====================   ===========  =========  ==========  =========
Aggregate Intrinsic..........................
Value of Options Outstanding/(1)/............              (Euro)     39,861/(2)/              $     303                     --
                                                           ====================                =========              =========
Weighted Average Remaining Contractual Term
  (in years).................................         4.2                                 1.2                    1.2
                                               ==========                         ===========             ==========
Options Exercisable at December 31, 2017.....       3,406  (Euro)         14.68            35  $   42.62       3,018  $   52.97
                                               ==========  ====================   ===========  =========  ==========  =========
Aggregate Intrinsic Value of Options
  Exercisable & Expected to Vest/(1)/........              (Euro)        34,275                $     303                     --
                                                           ====================                =========              =========
Weighted Average Remaining Contractual Term
  (in years).................................         2.8                                 1.2                    1.1
                                               ==========                         ===========             ==========

  /(1)/Aggregate intrinsic value, presented in thousands, is calculated as the excess of the closing market price on December 31, 2017 of the respective underlying shares over the strike prices of the option awards.
  /(2)/AXA ordinary shares will be delivered to participants in lieu of AXA
       ADRs at exercise or maturity.

   No stock options were exercised in 2017 and 2016. The intrinsic value related to exercises of stock options during 2015 was approximately
   $0.2 million, resulting in amounts currently deductible for tax purposes of approximately $0.1 million for the period then ended. In 2015, windfall tax benefits of approximately $0.1 million resulted from exercises of stock option awards.

   At December 31, 2017, AXA Financial held 22,974 AXA ordinary shares in treasury at a weighted average cost of $23.14 per share, which were designated to fund future exercises of outstanding stock options.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2017, 2016 and 2015, respectively.

                                                   AXA Ordinary Shares       AB Holding Units/(1)/
                                              ----------------------------  -----------------------
                                                2017      2016      2015    2017   2016      2015
                                              --------  --------  --------  ---- --------  --------

Dividend yield...............................     6.53%     6.49%     6.29%  N/A     7.10%     7.10%
Expected volatility..........................    25.05%    26.60%    23.68%  N/A    31.00%    32.10%
Risk-free interest rates.....................     0.59%     0.33%     0.92%  N/A     1.30%     1.50%
Expected life in years.......................     8.83       8.1       8.2   N/A      6.0       6.0
Weighted average fair value per option at
  grant date................................. $   2.01  $   2.06  $   1.73   N/A $   2.75  $   4.13

  /(1)/There were no options to buy AB Holding Units awarded during 2017. As such, the input assumptions for 2017 are not applicable.

   As of December 31, 2017, approximately $1 million of unrecognized compensation cost related to unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 2.8 years.

   AXA OPTIONS VALUATION. The fair value of AXA stock options is calculated using the Black-Scholes option pricing model. The expected AXA dividend yield is based on market consensus. AXA share price volatility is estimated on the basis of implied volatility, which is checked against an analysis of historical volatility to ensure consistency. The risk-free interest rate is based on the Euro Swap Rate curve for the appropriate term. The effect of expected early exercise is taken into account through the use of an expected life assumption based on historical data.

   AB HOLDING UNIT OPTIONS VALUATION. The fair value of units representing assignments of beneficial ownership of limited partnership interests in AB Holding ("AB Holding Units") options is calculated using the Black-Scholes option pricing model. The expected cash distribution yield is based on the average of our distribution yield over the past four quarters. The volatility factor represents historical AB Holding Units price volatility over the same period as the expected term. The risk-free interest rate is based on the U.S. Treasury bond yield for the appropriate expected term. The expected term was calculated using the simplified method, due to the lack of sufficient historical data.

   Restricted Awards

   Under The Equity Plan for Directors, AXA Financial grants non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) restricted AXA ordinary shares. Likewise, AB awards restricted AB Holding units to independent members of its General Partner.

   The Company has also granted restricted AXA ordinary share units ("RSUs") to certain executives. The RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

   For 2017, 2016 and 2015, respectively, the Company recognized compensation costs of $185 million, $154 million and $174 million for outstanding restricted stock and RSUs. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes are made until settlement and only for RSUs. At December 31, 2017, approximately
   19.1 million restricted AXA ordinary shares and AB Holding unit awards remain unvested. At December 31, 2017, approximately $57 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 3.0 years.

   The following table summarizes restricted AXA ordinary share activity for 2017. In addition, approximately 11,069 RSUs were granted during 2017 with graded vesting over a weighted average service period of 2.06 years.

                                                          WEIGHTED
                                              SHARES OF   AVERAGE
                                              RESTRICTED GRANT DATE
                                                STOCK    FAIR VALUE
                                              ---------- ----------
Unvested as of January 1, 2017...............     36,306 $    24.46
Granted......................................     12,929 $    27.49
Vested.......................................     11,819 $    24.30
                                               --------- ----------
Unvested as of December 31, 2017.............     37,416 $    24.04
                                               ========= ==========

   Unrestricted Awards

   Under the Equity Plan for Directors, AXA Financial provides a stock retainer to non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable). Pursuant to the terms of the retainer, the non-officer directors receive AXA ordinary shares valued at $55,000 each year, paid on a semi-annual basis. These shares are not subject to any vesting requirement or other restriction.

   AXA Shareplan

   In 2017, eligible employees of participating AXA Financial subsidiaries (including AXA Equitable) were offered the opportunity to purchase newly issued AXA ordinary shares, subject to plan limits, under the terms of AXA Shareplan 2017. Eligible employees could have reserved a share purchase during the reservation period from August 28, 2017 through September 8, 2017 and could have canceled their reservation or elected to make a purchase for the first time during the retraction/subscription period from October 13, 2017 through October 17, 2017. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 11, 2017 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of (Euro)20.19 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at an 8.98% formula discounted price of (Euro)22.96 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty-two week period preceding the scheduled end date of AXA Shareplan 2017, which is July 1, 2022. All subscriptions became binding and irrevocable on October 17, 2017.

   The Company recognized compensation expense of $9 million, $14 million and $16 million in 2017, 2016 and 2015 in connection with each respective year's offering of AXA stock under the AXA Shareplan, representing the aggregate discount provided to AXA Equitable participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. AXA Equitable participants in AXA Shareplan 2017, 2016 and 2015 primarily invested under Investment Option B for the purchase of approximately $4 million, $6 million and $5 million AXA ordinary shares, respectively.

   AXA Miles Program 2012

   On March 16, 2012, under the terms of the AXA Miles Program 2012, AXA granted 50 AXA Miles to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents a phantom share of AXA stock that will convert to an actual AXA ordinary share at the end of a four-year vesting period provided the employee or financial professional remains in the employ of the company or has retired from service. Half of each AXA Miles grant, or 25 AXA Miles, were subject to an additional vesting condition that required improvement in at least one of two AXA performance metrics in 2012 as compared to 2011. This vesting condition has been satisfied. On March 16, 2016, AXA ordinary share distributions totaling approximately $4 million were made to active and former employees of the Company in settlement of approximately 0.2 million AXA Miles earned under the terms of the AXA Miles Program 2012.

   AB Long-term Incentive Compensation Plans

   AB maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AB Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect, wholly-owned subsidiary of the Company, is obligated to make capital contributions to AB in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AB in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in AB Holding Units or certain investment products (primarily mutual funds) sponsored by AB. Beginning in 2009, annual awards granted under the Amended and Restated AB Incentive Compensation Award Program were in the form of restricted AB Holding Units.

   AB engages in open-market purchases of AB Holding Units to help fund anticipated obligations under its incentive compensation award program, for purchases of AB Holding Units from employees and other corporate purposes. During 2017 and 2016, AB purchased 9 million and 11 million Holding units for $220 million and $237 million respectively. These amounts reflect open-market purchases of 5 million and 8 million AB Holding units for $117 million and $176 million, respectively, with the remainder relating to purchases of AB Holding units from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, offset by AB Holding units purchased by employees as part of a distribution reinvestment election.

   During 2017, AB granted to employees and eligible directors 8.3 million restricted AB Holding unit awards (including 6.1 million granted in December for 2017 year-end awards).

   During 2016, AB granted to employees and eligible directors 7.0 million restricted AB Holding awards (including 6.1 million granted in December 2016 for year-end awards). The cost of awards made in the form of restricted AB Holding Units was measured, recognized, and disclosed as a share-based compensation program.

   During 2017 and 2016, AB Holding issued 1.2 million and 0.4 million AB Holding units, respectively, upon exercise of options to buy AB Holding units. AB Holding used the proceeds of $20 million and $6 million, respectively, received from employees as payment in cash for the exercise price to purchase the equivalent number of newly-issued AB Holding Units.

   Effective as of September 30, 2017, AB established the AB 2017 Long Term Incentive Plan ("2017 Plan"), which was adopted at a special meeting of AB Holding Unitholders held on September 29, 2017. The following forms of awards may be granted to employees and Eligible Directors under the 2017
   Plan: (i) restricted AB Holding Units or phantom restricted AB Holding Units (a "phantom" award is a contractual right to receive AB Holding Units at a later date or upon a specified event); (ii) options to buy AB Holding Units; and (iii) other AB Holding Unit-based awards (including, without limitation, AB Holding Unit appreciation rights and performance awards). The purpose of the 2017

   Plan is to promote the interest of AB by: (i) attracting and retaining talented officers, employees and directors, (ii) motivating such officers, employees and directors by means of performance-related incentives to achieve longer-range business and operational goals, (iii) enabling such officers, employees and directors to participate in the long-term growth and financial success of AB, and (iv) aligning the interests of such officers, employees and directors with those of AB Holding Unitholders. The 2017 Plan will expire on September 30, 2027, and no awards under the 2017 Plan will be made after that date. Under the 2017 Plan, the aggregate number of AB Holding Units with respect to which awards may be granted is 60 million, including no more than 30 million newly-issued AB Holding units.

   As of December 31, 2017, no options to buy AB Holding units had been granted and 6.1 million AB Holding units, net of withholding tax requirements, were subject to other AB Holding Unit awards made under the 2017 Plan or an equity compensation plan with similar terms that was canceled in 2017. AB Holding Unit-based awards (including options) in respect of 53.9 million AB Holding units were available for grant as of December 31, 2017.

   The AllianceBernstein 2010 Long Term Incentive Plan, as amended, was canceled on September 30, 2017. The awards and terms under the 2010 Long Term Incentive Plan were substantially similar to the 2017 Plan.

14)INCOME TAXES

   Income (loss) from continuing operations before income taxes included income from domestic operations of $2,115 million, $505 million and $924 million for the years ended December 31, 2017, 2016 and 2015, and income (losses) from foreign operations of $140 million, $117 million and $114 million for the years ended December 31, 2017, 2016 and 2015. Approximately $29 million, $31 million, and $28 million of the company's income tax expense is attributed to foreign jurisdictions for the years ended December 31, 2017, 2016 and 2015.

   A summary of the income tax (expense) benefit in the consolidated statements of income (loss) follows:

                                                 2017       2016     2015
                                              ----------  -------  -------
                                                      (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit.................. $       (6) $  (274) $   (19)
  Deferred (expense) benefit.................      1,145      358       41
                                              ----------  -------  -------
Total........................................ $    1,139  $    84  $    22
                                              ==========  =======  =======

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the income before income taxes and noncontrolling interest by the expected Federal income tax rate of 35.0%. The sources of the difference and their tax effects are as follows:

                                                 2017      2016     2015
                                              ---------  -------  --------
                                                      (IN MILLIONS)

Expected income tax (expense) benefit........ $    (789) $  (218) $   (363)
Noncontrolling interest......................       175      162       118
Non-taxable investment income (loss).........       250      175       189
Tax audit interest...........................        (6)     (22)        1
State income taxes...........................        (3)      (8)        1
Tax settlements/Uncertain Tax Position
  Release....................................       221       --        77
Change in Tax Law............................     1,308       --        --
Other........................................       (17)      (5)       (1)
                                              ---------  -------  --------
Income tax (expense) benefit................. $   1,139  $    84  $     22
                                              =========  =======  ========

   During the second quarter of 2017, the Company agreed to the Internal Revenue Service's Revenue Agent's Report for its consolidated 2008 and 2009 Federal corporate income tax returns. The impact on the Company's financial statements and unrecognized tax benefits was a tax benefit of $221 million.

   In second quarter 2015, the Company recognized a tax benefit of $77 million related to settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns.

   The Tax Cuts and Jobs Act (the "Tax Reform Act") was enacted on December 22, 2017. The SEC issued Staff Accounting Bulletin No. 118 ("SAB 118") to address the application of U.S. GAAP in situations where a company does not have the necessary information available to complete its accounting for certain income tax effects of the Tax Reform Act. In accordance with SAB 118, the Company determined reasonable estimates for certain effects of the Tax Reform Act and recorded those estimates as provisional amounts in the 2017 financial statements due to the need for further analysis, collection and preparation of the relevant data necessary to complete the accounting. These amounts are subject to change as the information necessary to complete the calculations is obtained and as tax authorities issue further guidance.

   The following provisional amounts related to the impact of the Tax Reform Act are included in the Company's financial statements:

      . An income tax benefit of $1,331 million from the reduction of deferred tax liabilities due to lower corporate tax rates. The Company will recognize changes to this estimate as the calculation of cumulative temporary differences is refined.

      . An income tax expense of $23 million to account for the deemed repatriation of foreign earnings. The determination of this tax requires further analysis regarding the amount and composition of historical foreign earnings.

   The components of the net deferred income taxes are as follows:

                                               DECEMBER 31, 2017    December 31, 2016
                                              -------------------- --------------------
                                               ASSETS  LIABILITIES  Assets  Liabilities
                                              -------- ----------- -------- -----------
                                                            (IN MILLIONS)

Compensation and related benefits............ $     47  $       -- $     88  $       --
Net operating loss...........................       --          --       --          --
Reserves and reinsurance.....................       --          83       --         534
DAC..........................................       --         821       --       1,463
Unrealized investment gains (losses).........       --         298       --          23
Investments..................................       --         997       --       1,062
Alternative minimum tax credits..............      387          --      394          --
Other........................................       67          --        5          --
                                              --------  ---------- --------  ----------
Total........................................ $    501  $    2,199 $    487  $    3,082
                                              ========  ========== ========  ==========

   As of December 31, 2017, the Company had $387 million of AMT credits which do not expire. While the Tax Reform Act repealed the corporate AMT and allows for the refund of a portion of accumulated minimum tax credits, the refundable credits may be subject to a sequestration fee. Included in the deferred tax revaluation is a $20 million charge related to the sequestration of refundable AMT credits.

   In accordance with the recently enacted Tax Reform Act, the Company provided a $23 million provisional charge on the deemed repatriation of earnings associated with non-U.S. corporate subsidiaries. Therefore, the Company is no longer asserting permanent reinvestment of earnings overseas. Per SAB 118, the Company continues to evaluate the remaining income tax effects on the reversal of the indefinite reinvestment assertion as a result of the Tax Reform Act.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                               2017    2016   2015
                                              ------  ------ ------
                                                  (IN MILLIONS)

Balance at January 1,........................ $  457  $  418 $  475
Additions for tax positions of prior years...     28      39     44
Reductions for tax positions of prior years..   (245)     --   (101)
Additions for tax positions of current year..     --      --     --
Settlements with Tax Authorities.............    (33)     --     --
                                              ------  ------ ------
Balance at December 31,...................... $  207  $  457 $  418
                                              ------  ------ ------
Unrecognized tax benefits that, if
  recognized, would impact the effective rate    172     329    293
                                              ======  ====== ======

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2017 and 2016 were $23 million and $67 million, respectively. For 2017, 2016 and 2015, respectively, there were $(44) million, $15 million and $(25) million in interest expense related to unrecognized tax benefits.

   It is reasonably possible that the total amount of unrecognized tax benefits will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

   As of December 31, 2017, tax years 2010 and subsequent remain subject to examination by the IRS.

15)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in Net income (loss). The balances for the past three years follow:

                                                 DECEMBER 31,
                                              ------------------
                                               2017  2016   2015
                                              -----  ----  -----
                                                 (IN MILLIONS)
Unrealized gains (losses) on investments..... $ 617  $ 54  $ 248
Foreign currency translation adjustments.....   (36)  (77)   (59)
Defined benefit pension plans................   (51)  (46)   (43)
                                              -----  ----  -----
Total accumulated other comprehensive income
  (loss).....................................   530   (69)   146
                                              -----  ----  -----
Less: Accumulated other comprehensive
  (income) loss attributable to
  noncontrolling interest....................    68    86     69
                                              -----  ----  -----
Accumulated Other Comprehensive Income
  (Loss) Attributable to AXA Equitable....... $ 598  $ 17  $ 215
                                              =====  ====  =====

   The components of OCI for the past three years, net of tax, follow:

                                                 2017   2016    2015
                                                -----  -----  -------
                                                    (IN MILLIONS)
Foreign currency translation adjustments:
  Foreign currency translation gains
   (losses) arising during the period.......... $  41  $ (18) $   (25)
  (Gains) losses reclassified into net
   income (loss) during the period.............    --     --       --
                                                -----  -----  -------
  Foreign currency translation adjustment......    41    (18)     (25)
                                                -----  -----  -------
Change in net unrealized gains (losses) on
  investments:
  Net unrealized gains (losses) arising
   during the year.............................   741   (160)  (1,020)
  (Gains) losses reclassified into net
   income (loss) during the year/(1)/..........     8      2       12
                                                -----  -----  -------
Net unrealized gains (losses) on investments...   749   (158)  (1,008)
Adjustments for policyholders' liabilities,
  DAC, insurance liability loss recognition
  and other....................................  (186)   (36)     176
                                                -----  -----  -------
Change in unrealized gains (losses), net of
  adjustments (net of deferred income tax
  expense (benefit) of $(244) million, $(97)
  million, and $(454) million).................   563   (194)    (832)
                                                -----  -----  -------
Change in defined benefit plans:
  Net gain (loss) arising during the year......    --     --       --
  Prior service cost arising during the year...    --     --       --
   Less: reclassification adjustments to net
     income (loss) for:/(2)/...................
     Amortization of net (gains) losses
       included in net periodic cost...........    (5)    (3)      (4)
     Amortization of net prior service
       credit included in net periodic cost....    --     --       --
                                                -----  -----  -------
Change in defined benefit plans (net of
  deferred income tax expense (benefit) of
  $(2), $(2) and $(2)).........................    (5)    (3)      (4)
                                                -----  -----  -------
Total other comprehensive income (loss), net
  of income taxes..............................   599   (215)     861
Less: Other comprehensive (income) loss
  attributable to noncontrolling interest......   (18)    17       15
                                                -----  -----  -------
Other Comprehensive Income (Loss)
  Attributable to AXA Equitable................ $ 581  $(198) $  (846)
                                                =====  =====  =======

  /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(5) million, $(1) million and $(6) million for 2017, 2016 and 2015, respectively.

  /(2)/These AOCI components are included in the computation of net periodic costs (see "Employee Benefit Plans" in Note 12). Reclassification amounts presented net of income tax expense (benefit) of $2 million, $2 million and $2 million for 2017, 2016 and 2015, respectively.

   Investment gains and losses reclassified from AOCI to net income (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of income (loss). Amounts reclassified from AOCI to net income (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of income (loss). Amounts presented in the table above are net of tax.

16)COMMITMENTS AND CONTINGENT LIABILITIES

   LITIGATION

   Litigation, regulatory and other loss contingencies arise in the ordinary course of the Company's activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, the use of captive reinsurers, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters.

   As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

   The outcome of a litigation or regulatory matter is difficult to predict and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

   For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2017, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date, to be up to approximately
   $90 million.

   For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

   In July 2011, a derivative action was filed in the United States District Court for the District of New Jersey entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("Sivolella Litigation") and a substantially similar action was filed in January 2013 entitled Sanford ET AL. v. AXA Equitable FMG ("Sanford Litigation"). These lawsuits were filed on behalf of a total of twelve mutual funds and, among other things, seek recovery under (i) Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and AXA Equitable FMG for investment management services and administrative services and
   (ii) a variety of other theories including unjust enrichment. The Sivolella Litigation and the Sanford Litigation were consolidated and a 25-day trial commenced in January 2016 and concluded in February 2016. In August 2016, the District Court issued its decision in favor of AXA Equitable and AXA Equitable FMG, finding that the plaintiffs had failed to meet their burden to demonstrate that AXA Equitable and AXA Equitable FMG breached their fiduciary duty in violation of Section 36(b) of the Investment Company Act or show any actual damages. In September 2016, the plaintiffs filed a motion to amend the District Court's trial opinion and to amend or make new findings of fact and/or conclusions of law. In December 2016, the District Court issued an order denying the motion to amend and plaintiffs filed a notice to appeal the District Court's decision to the U.S. Court of Appeals for the Third Circuit. We are vigorously defending this matter.

   In April 2014, a lawsuit was filed in the United States District Court for the Southern District of New York, now entitled Ross v. AXA Equitable Life Insurance Company. The lawsuit is a putative class action on behalf of all persons and entities that, between 2011 and March 11, 2014, directly or indirectly, purchased, renewed or paid premiums on life insurance policies issued by AXA Equitable (the "Policies"). The complaint alleges that AXA Equitable did not disclose in its New York statutory annual statements or elsewhere that the collateral for certain reinsurance transactions with affiliated reinsurance companies was supported by parental guarantees, an omission that allegedly caused AXA Equitable to misrepresent its "financial condition" and "legal reserve system." The lawsuit seeks recovery under
   Section 4226 of the New York Insurance Law of all premiums paid by the class for the Policies during the relevant period. In July 2015, the Court granted AXA Equitable's motion to dismiss for lack of subject matter jurisdiction. In April 2015, a second action in the United States District Court for the Southern District of New York was filed on behalf of a putative class of variable annuity holders with "Guaranteed Benefits Insurance Riders," entitled Calvin W. Yarbrough, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. The new action covers the same class period, makes substantially the same allegations, and seeks the same relief as the Ross action. In October 2015, the Court, on its own, dismissed the Yarbrough litigation on similar grounds as the Ross litigation. In December 2015, the Second Circuit denied the plaintiffs motion to consolidate their appeals but ordered that the appeals be heard together before a single panel of judges. In February 2017, the Second Circuit affirmed the decisions of the district court in favor of AXA Equitable, and that decision is now final because the plaintiffs failed to file a further appeal.

   In November 2014, a lawsuit was filed in the Superior Court of New Jersey, Camden County entitled Arlene Shuster, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all AXA Equitable variable life insurance policyholders who allocated funds from their policy accounts to investments in AXA Equitable's Separate Accounts, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. The action asserts that AXA Equitable breached its variable life insurance contracts by implementing the volatility management strategy. In February 2016, the Court dismissed the complaint. In March 2016, the plaintiff filed a notice of appeal. In August 2015, another lawsuit was filed in Connecticut Superior Court, Judicial Division of New Haven entitled Richard T. O'Donnell, on behalf of himself and all others similarly situated
   v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all persons who purchased variable annuities from AXA Equitable, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. Plaintiff asserts a claim for breach of contract alleging that AXA Equitable implemented the volatility management strategy in violation of applicable law. In November 2015, the Connecticut Federal District Court transferred this action to the United States District Court for the Southern District of New York. In March 2017, the Southern District of New York granted AXA Equitable's motion to dismiss the complaint. In April 2017, the plaintiff filed a notice of appeal. In April 2018, the appellate court reversed the trial court's decision and remanded the case back to Connecticut state court. We are vigorously defending these matters.

   In February 2016, a lawsuit was filed in the United States District Court for the Southern District of New York entitled Brach Family Foundation, Inc.
   v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action brought on behalf of all owners of universal life ("UL") policies subject to AXA Equitable's COI increase. In early 2016, AXA Equitable raised COI rates for certain UL policies issued between 2004 and 2007, which had both issue ages 70 and above and a current face value amount of $1 million and above. The current complaint alleges a claim for breach of contract and a claim that AXA Equitable made misrepresentations in violation of
   Section 4226 of the New York Insurance Law ("Section 4226"). Plaintiff seeks
   (a) with respect to its breach of contract claim, compensatory damages, costs, and, pre- and post-judgment interest, and (b) with respect to its claim concerning Section 4226, a penalty in the amount of premiums paid by the plaintiff and the putative class. AXA Equitable's response to the complaint was filed in February 2017. Additionally, a separate putative class action and seven individual actions challenging the COI increase have been filed against AXA Equitable in Federal or State courts. Within that group, all of the outstanding Federal actions (the second putative class action and three individual actions) have been transferred to the Federal court where the Brach Family Foundation, Inc. litigation is pending. In October 2017, the Brach court entered an order consolidating the Brach class action and the other putative class action for all purposes and has also ordered that the three individual actions be consolidated with the Brach litigation for the purposes of coordinating pre-trial activities. We are in various stages of motion practice in each of these matters and are vigorously defending them.

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2018 and the four successive years are $214 million, $207 million, $177 million, $169 million, $156 million and $334 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2018 and the four successive years is $56 million, $58 million, $41 million, $40 million, $37 million and $60 million thereafter.

   Rent expense, which is amortized on a straight-line basis over the life of the lease, was $142.9 million, $140.2 million, $137.7 million, respectively, for the years ended December 31, 2017, 2016 and 2015, net of sublease income of $16.4 million, $15.8 million, $5.2 million, respectively, for the years ended December 31, 2017, 2016 and 2015.

   Obligations under Funding Agreements

   Entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLBNY stock and the pledge of assets as collateral, AXA Equitable has purchased FHLBNY stock of $144 million and pledged collateral with a carrying value of $4,510 million, as of December 31, 2017. AXA Equitable issues short-term funding agreements to the FHLBNY and uses the funds for asset liability and cash management purposes. AXA Equitable issues long term funding agreements to the FHLBNY and uses the funds for spread lending purposes. Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. For other instruments used for asset/liability and cash management purposes, see "Derivative and offsetting assets and liabilities" included in Note 3. The table below summarizes AXA Equitable's activity of funding agreements with the FHLBNY.

                                               OUTSTANDING                                           REPAID
                                              BALANCE AT END      MATURITY OF        ISSUED DURING DURING THE
                                                 OF YEAR       OUTSTANDING BALANCE     THE YEAR       YEAR
                                              --------------- ---------------------- ------------- ----------
                                                                       (IN MILLIONS)
DECEMBER 31, 2017:
Short-term FHLBNY funding agreements.........             500 less than one month            6,000      6,000
Long-term FHLBNY funding agreements..........           1,244 less than 4 years                324
                                                          377 Less than 5 years                303
                                                          879 great than five years            135
                                              ---------------                        ------------- ----------
Total long-term funding agreements...........           2,500                                  762         --
                                              ---------------                        ------------- ----------
Total FHLBNY funding agreements at
  December 31, 2017/(1)/.....................           3,000                                6,762      6,000
                                              ===============                        ============= ==========
December 31, 2016:
Short-term FHLBNY funding agreements......... $           500 less than one month    $       6,000 $    6,000
Long-term FHLBNY funding agreements.......... $            58 less than 4 years      $          58 $       --
                                              $           862 Less than 5 years      $         862 $       --
                                              $           818 great than five years  $         818 $       --
                                              ---------------                        ------------- ----------
Total long-term funding agreements........... $         1,738                        $       1,738 $       --
                                              ---------------                        ------------- ----------
Total FHLBNY funding agreements at
  December 31, 2016.......................... $         2,238                        $       7,738 $    6,000
                                              ===============                        ============= ==========

  /(1)/The $14 million difference between the funding agreements carrying value shown in fair value table for 2017 reflects the remaining amortization of a hedge implemented and closed, which locked in the funding agreements borrowing rates.

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2017, 2016 and 2015, respectively, AXA Equitable recorded $29 million, $21 million and $3 million pre-tax charges related to severance and lease costs. The amounts recorded in 2015 included pre-tax charges of $25 million, respectively, related to the reduction in office space in the Company's 1290 Avenue of the Americas, New York, NY headquarters. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                              DECEMBER 31,
                                              ------------
                                               2017   2016
                                              -----  -----
                                              (IN MILLIONS)
SEVERANCE
Balance, beginning of year................... $  22  $  11
Additions....................................    17     20
Cash payments................................   (14)    (9)
Other reductions.............................    (2)    --
                                              -----  -----
Balance, end of Year......................... $  23  $  22
                                              =====  =====

                                               DECEMBER 31,
                                              --------------
                                               2017    2016
                                              ------  ------
                                               (IN MILLIONS)
LEASES
Balance, beginning of year................... $  170  $  190
Expense incurred.............................     29      12
Deferred rent................................     10       5
Payments made................................    (48)    (42)
Interest accretion...........................      4       5
                                              ------  ------
Balance, end of year......................... $  165  $  170
                                              ======  ======

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2017, these arrangements include commitments by the Company to provide equity financing of $715 million (including $193 million with affiliates and $22 million on consolidated VIEs) to certain limited partnerships and real estate joint ventures under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2017. The Company had $636 million of commitments under existing mortgage loan agreements at December 31, 2017.

   AB maintains a guarantee in connection with the AB Credit Facility. If SCB LLC is unable to meet its obligations, AB will pay the obligations when due or on demand. In addition, AB maintains guarantees totaling $375 million for the three of SCB LLC's four uncommitted lines of credit.

   AB maintains a guarantee with a commercial bank, under which it guarantees the obligations in the ordinary course of business of SCB LLC, Sanford C. Bernstein Limited ("SCBL") and AllianceBernstein Holdings (Cayman) Ltd. ("AB Cayman"). AB also maintains three additional guarantees with other commercial banks under which it guarantees approximately $410 million of obligations for SCBL. In the event that SCB LLC, SCBL or AB Cayman is unable to meet its obligations, AB will pay the obligations when due or on demand.

   During 2010, as general partner of the AB U.S. Real Estate L.P. (the "Real Estate Fund"), AB committed to invest $25 million in the Real Estate
   Fund. As of December 31, 2017, AB had funded $22 million of this commitment. As general partner of the AB U.S. Real Estate II L.P. ("Real Estate Fund II"), AB committed to invest $28 million in Real Estate Fund II. As of December 31, 2017, AB funded $10 million of this commitment

   During 2012, AB entered into an investment agreement under which it committed to invest up to $8 million in an oil and gas fund over a three-year period. As of December 31, 2017, AB had funded $6 million of this commitment.

   AB has not been required to perform under any of the above agreements and currently have no liability in connection with these agreements.

17)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under New York Insurance law, a domestic life insurer may not, without prior approval of the NYDFS, pay a dividend to its shareholders exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than approximately $1,242 million during 2018. Payment of dividends exceeding this amount requires the insurer to file a notice of its intent to declare such dividends with the NYDFS who then has 30 days to disapprove the distribution. For 2017, 2016 and 2015, respectively, AXA Equitable's statutory net income (loss) totaled $894 million, $679 million and $2,038 million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $7,988 million and $5,278 million at December 31, 2017 and 2016, respectively. In 2017, AXA Equitable did not pay shareholder dividends and in 2016, AXA Equitable paid $1,050 million in shareholder dividends. In 2015, AXA Equitable paid $767 million in shareholder dividends and transferred approximately 10.0 million in Units of AB (fair value of $245 million) in the form of a dividend to AEFS.

   At December 31, 2017, AXA Equitable, in accordance with various government and state regulations, had $61 million of securities on deposit with such government or state agencies.

   In 2015, AXA Equitable repaid $200 million of third party surplus notes at maturity.

   At December 31, 2017 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2017.

   The Company cedes a portion of their statutory reserves to AXA RE Arizona, a captive reinsurer, as part of the Company's capital management strategy. AXA RE Arizona prepares financial statements in a special purpose framework for statutory reporting.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AB and AB Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (h) computer software development costs are capitalized under GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under GAAP, (j) the fair valuing of all acquired assets and liabilities including intangible assets are required for GAAP purchase accounting and
   (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under GAAP.

18)BUSINESS SEGMENT INFORMATION

   The Company has four reportable segments: Individual Retirement, Group Retirement, Investment Management and Research and Protection Solutions.

   The Company changed its segment presentation in the fourth quarter 2017. The segment disclosures are based on the intention to provide the users of the financial statements with a view of the business from the Company's perspective. As a result, the Company determined that it is more useful for a user of the financial statements to assess the historical performance on the basis which management currently evaluates the business. The reportable segments are based on the nature of the business activities, as they exist as of the initial filing date.

   These segments reflect the manner by which the Company's chief operating decision maker views and manages the business. A brief description of these segments follows:

      . The Individual Retirement segment offers a diverse suite of variable annuity products which are primarily sold to affluent and high net worth individuals saving for retirement or seeking retirement income.

      . The Group Retirement segment offers tax-deferred investment and retirement plans to be sponsored by educational entities, municipalities and not-for-profit entities as well as small and medium-sized businesses.

      . The Investment Management and Research segment provides diversified investment management, research and related solutions globally to a broad range of clients through three main client channels-Institutional, Retail and Private Wealth Management-and distributes its institutional research products and solutions through Bernstein Research Services.

      . The Protection Solutions segment includes our life insurance and group employee benefits businesses. Our life insurance business offers a variety of variable universal life, universal life and term life products to help affluent and high net worth individuals, as well as small and medium-sized business owners, with their wealth protection, wealth transfer and corporate needs. Our group employee benefits business offers a suite of dental, vision, life, and short- and long-term disability and other insurance products to small and medium-size businesses across the United States.

   MEASUREMENT

   Operating earnings (loss) is the financial measure which primarily focuses on the Company's segments' results of operations as well as the underlying profitability of the Company's core business. By excluding items that can be distortive and unpredictable such as investment gains (losses) and investment income (loss) from derivative instruments, the Company believes operating earnings (loss) by segment enhances the understanding of the Company's underlying drivers of profitability and trends in the Company's segments. Operating earnings is calculated by adjusting each segment's Net income (loss) attributable to AXA Equitable for the following items:

      . Adjustments related to GMxB features include changes in the fair value of the derivatives we use to hedge our GMxB features within our variable annuity products, the effect of benefit ratio unlock adjustments and changes in the fair value of the embedded derivatives of our GMxB riders reflected within variable annuity products net derivative result;

      . Investment (gains) losses, which includes other-than-temporary impairments of securities, sales or disposals of securities/investments, realized capital gains/losses, and valuation allowances;

      . Derivative (gains) losses from certain derivative instruments, which includes net derivative (gains) losses, excluding derivative instruments used to hedge risks associated with interest margins on interest sensitive life and annuity contracts, replicate credit exposure of fixed maturity securities, replicate a dollar-denominated fixed-coupon cash bonds, Separate Account fee hedges, and freestanding and embedded derivatives associated with products with GMxB features;

      . Net actuarial (gains) losses, which includes actuarial gains and losses as a result of differences between actual and expected experience on pension plan assets or projected benefit obligation during a given period related to pension and other postretirement benefit obligations;

      . Other adjustments including restructuring costs related to severance, lease write-offs related to non-recurring restructuring activities and write-downs of goodwill; and

      . Income tax expense (benefit) related to above adjustments and non-recurring tax items.

   All of the Company's premiums, UL and investment-type product policy fees and other revenues originated in the United States. Income (loss) from operations, before income taxes included $139 million, $109 million and $111 million generated outside of the United States in 2017, 2016 and 2015, respectively, primarily attributable to our Investment Management and Research Segment.

   Revenues derived from any customer did not exceed 10% of revenues for the years ended December 31, 2017, 2016 and 2015.

   The table below presents operating earnings (loss) by segment and Corporate and Other and a reconciliation to Net income (loss) attributable to AXA Equitable for the years ended December 31, 2017, 2016 and 2015, respectively:

                                                 YEAR ENDED DECEMBER 31,
                                              ----------------------------
                                                2017      2016      2015
                                              --------  --------  --------
                                                      (IN MILLIONS)
Net income (loss) attributable to AXA
  Equitable.................................. $  2,860  $    210  $    662
Adjustments related to:
  GMxB features..............................      282     1,511       818
  Investment (gains) losses..................      125       (16)       20
  Investment income (loss) from certain
   derivative instruments....................       18         6      (104)
  Net actuarial (gains) losses related to
   pension and other postretirement benefit
   obligations...............................      132       135       137
  Other adjustments..........................       49        15       (11)
  Income tax expense (benefit) related to
   above adjustments.........................     (183)     (566)     (279)
  Non-recurring tax items....................   (1,538)       22       (78)
                                              --------  --------  --------
Non-GAAP Operating Earnings.................. $  1,745  $  1,317  $  1,165
                                              ========  ========  ========
Operating earnings (loss) by segment:
  Individual Retirement...................... $  1,230  $  1,026  $    911
  Group Retirement...........................      287       173       166
  Investment Management and Research.........      139       108       136
  Protection Solutions.......................      210       105       108
  Corporate and Other/(1)/...................     (121)      (95)     (156)

  /(1)/Includes interest expense of $23 million, $13 million and $19 million, in 2017, 2016 and 2015, respectively.

   Segment revenues is a measure of the Company's revenue by segment as adjusted to exclude certain items. The following table reconciles segment revenues to Total revenues by excluding the following items:

      . Adjustment related to our GMxB business which includes: changes in the fair value of the derivatives we use to hedge our GMxB riders within our variable annuities, and changes in the fair value of the embedded derivatives of our GMxB riders reflected within variable annuity net derivative result;

      . Investment gains (losses), which include other-than-temporary impairments of securities, sales or disposals of securities/investments, realized capital gains/losses, and valuation allowances; and

      . Investment income (loss) from certain derivative instruments, which includes net derivative gains (losses), excluding derivative instruments used to hedge risks associated with interest margins on interest sensitive life and annuity contracts, separate account fee hedges, and freestanding and embedded derivatives associated with products with GMxB features.

   The table below presents Segment revenues for the years ended December 31, 2017, 2016 and 2015.

                                                 YEAR ENDED DECEMBER 31,
                                              -----------------------------
                                                 2017      2016      2015
                                              ---------  --------  --------
                                                      (IN MILLIONS)
Segment revenues:
  Individual Retirement/(1)/................. $   3,788  $  3,239  $  2,548
  Group Retirement/(1)/......................       972       822       806
  Investment Management and Research/(2)/....     3,214     2,931     3,015
  Protection Solutions/(1)/..................     2,417     2,544     2,451
  Corporate and Other/(1)/...................       907       935       913
Adjustments related to:
  GMxB features..............................       381    (1,500)     (818)
  Investment gains (losses)..................      (125)       16       (20)
  Investment income (loss) from certain
   derivative instruments....................       (18)       (6)      104
  Other adjustments to segment revenues......       197       157       (38)
                                              ---------  --------  --------
  Total revenues............................. $  11,733  $  9,138  $  8,961
                                              =========  ========  ========

  /(1)/Includes investment expenses charged by AB of approximately $52 million, $50 million, and $45 million for 2017, 2016 and 2015, respectively, for services provided to the Company.

  /(2)/Inter-segment investment management and other fees of approximately
       $81 million, $77 million, and $73 million for 2017, 2016 and 2015, respectively, are included in segment revenues of the Investment Management and Research segment.

   The table below presents Total assets by segment as of December 31, 2017 and 2016:

                                                  DECEMBER 31,
                                              ---------------------
                                                 2017       2016
                                              ---------- ----------
                                                  (IN MILLIONS)
Total assets by segment:
  Individual Retirement...................... $  120,612 $  106,249
  Group Retirement...........................     40,472     33,300
  Investment Management and Research.........     10,079      9,533
  Protection Solutions.......................     34,328     32,310
  Corporate and Other........................     20,494     23,164
                                              ---------- ----------
   Total assets.............................. $  225,985 $  204,556
                                              ========== ==========

19)QUARTERLY INTERIM FINANCIAL INFORMATION (UNAUDITED)

   Management identified errors in its previously issued financial statements. These errors primarily relate to errors in the calculation of policyholders' benefit reserves for the Company's life products and the calculation of DAC amortization for certain variable and interest sensitive life products. Based upon quantitative and qualitative factors, management determined that the impact of the errors was not material to the consolidated financial statements as of and for the three months ended September 30, 2017, June 30, 2017, March 31, 2017, September 30, 2016, June 30, 2016, and March 31, 2016.
   In order to improve the consistency and comparability of the financial statements, management voluntarily revised the consolidated statements of income (loss) for the quarters ended 2017 and 2016. The impacts of the revisions and change in accounting principle to the quarterly results of operations for 2017 and 2016 are summarized in the tables below.

                                                              THREE MONTHS ENDED
                                              -------------------------------------------------
                                               MARCH 31    JUNE 30   SEPTEMBER 30  DECEMBER 31
                                              ----------  ---------- ------------ -------------
                                                                (IN MILLIONS)
2017
Total Revenues............................... $    2,314  $    4,548  $     2,429 $       2,442
                                              ==========  ==========  =========== =============
Total benefits and other deductions.......... $    2,489  $    2,514  $     2,409 $       2,066
                                              ==========  ==========  =========== =============
Net income (loss)............................ $      (54) $    1,615  $       121 $       1,712
                                              ==========  ==========  =========== =============

2016
Total Revenues............................... $    3,901  $    3,297  $     2,153 $        (213)
                                              ==========  ==========  =========== =============
Total benefits and other deductions.......... $    2,441  $    2,424  $     2,013 $       1,638
                                              ==========  ==========  =========== =============
Net income (loss)............................ $    1,075  $      600  $       175 $      (1,144)
                                              ==========  ==========  =========== =============

                                                                         AS REVISED   IMPACT OF
                                              AS PREVIOUSLY  IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                REPORTED     REVISIONS     HEREIN       CHANGE     AS REVISED
                                              -------------  ---------  ------------  ----------  -----------
                                                                       (IN MILLIONS)
THREE MONTHS ENDED SEPTEMBER 30, 2017
Total Revenues...............................  $      2,520  $     (91)  $     2,429  $       --  $     2,429
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      2,581  $    (172)  $     2,409  $       --  $     2,409
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $         66  $      55   $       121  $       --  $       121
                                               ============  =========   ===========  ==========  ===========
THREE MONTHS ENDED JUNE 30, 2017
Total Revenues...............................  $      4,488  $    (138)  $     4,350  $      198  $     4,548
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      2,691  $     (45)  $     2,646  $     (132) $     2,514
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $      1,459  $     (59)  $     1,400  $      215  $     1,615
                                               ============  =========   ===========  ==========  ===========
THREE MONTHS ENDED MARCH 31, 2017
Total Revenues...............................  $      1,989  $     (67)  $     1,922  $      392  $     2,314
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      2,562  $    (143)  $     2,419  $       70  $     2,489
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $       (313) $      50   $      (263) $      209  $       (54)
                                               ============  =========   ===========  ==========  ===========
THREE MONTHS ENDED DECEMBER 31, 2016
Total Revenues...............................  $     (1,942) $      75   $    (1,867) $    1,654  $      (213)
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      1,627  $      73   $     1,700  $      (62) $     1,638
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $     (2,259) $      --   $    (2,259) $    1,115  $    (1,144)
                                               ============  =========   ===========  ==========  ===========

                                                                        AS REVISED   IMPACT OF
                                              AS PREVIOUSLY IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                REPORTED    REVISIONS     HEREIN       CHANGE    AS REVISED
                                              ------------- ---------  ------------ -----------  ----------
                                                                      (IN MILLIONS)

Three Months Ended September 30, 2016
Total Revenues...............................    $    2,006  $     (8)   $    1,998 $       155  $    2,153
                                                 ==========  ========    ========== ===========  ==========
Total benefits and other deductions..........    $    2,036  $    (22)   $    2,014 $        (1) $    2,013
                                                 ==========  ========    ========== ===========  ==========
Net income (loss)............................    $       22  $     51    $       73 $       102  $      175
                                                 ==========  ========    ========== ===========  ==========
Three Months Ended June 30, 2016
Total Revenues...............................    $    4,157  $     12    $    4,169 $      (872) $    3,297
                                                 ==========  ========    ========== ===========  ==========
Total benefits and other deductions..........    $    2,581  $     (5)   $    2,576 $      (152) $    2,424
                                                 ==========  ========    ========== ===========  ==========
Net income (loss)............................    $    1,061  $      7    $    1,068 $      (468) $      600
                                                 ==========  ========    ========== ===========  ==========
Three Months Ended March 31, 2016
Total Revenues...............................    $    4,927  $    110    $    5,037 $    (1,136) $    3,901
                                                 ==========  ========    ========== ===========  ==========
Total benefits and other deductions..........    $    2,473  $     67    $    2,540 $       (99) $    2,441
                                                 ==========  ========    ========== ===========  ==========
Net income (loss)............................    $    1,720  $     29    $    1,749 $      (674) $    1,075
                                                 ==========  ========    ========== ===========  ==========

   The impact of these errors to the consolidated financial statements for the three and nine months ended September 30, 2017, the three and six months ended June 30, 2017 and the three months ended March 31, 2017 was not considered to be material, either individually or in the aggregate. In order to improve the consistency and comparability of the financial statements, management has voluntarily revised the consolidated statements of income
   (loss), statements of comprehensive income (loss), statements of equity and statements of cash flow for each of these periods. The effects of the adjustments on the Company's financial statements are summarized in the tables that follow.

   The following tables present line items for September 30, 2017 financial information that has been affected by the revisions. This information has been corrected from the information previously presented in the Q3 2017 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the revisions and the amounts as currently revised.

                                                  AS
                                              PREVIOUSLY IMPACT OF
                                               REPORTED  REVISIONS  AS REVISED
                                              ---------- ---------  ----------
                                                       (IN MILLIONS)
AS OF SEPTEMBER 30, 2017
ASSETS:
  DAC........................................      4,550       353       4,903
  Amounts due from reinsurers................      5,016       (12)      5,004
  Guaranteed minimum income benefit
   reinsurance asset, at fair value..........     10,933       (33)     10,900
  Other Assets...............................      4,258        18       4,276
                                                            ------
   Total Assets.............................. $  219,069    $  326  $  219,395
                                                            ------
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................     29,423        29      29,452
  Current and deferred taxes.................      3,148       117       3,265
                                                            ------
   Total Liabilities.........................    202,669       146     202,815
                                                            ------
EQUITY:
  Retained Earnings..........................      7,265       211       7,476
  Accumulated other comprehensive income
   (loss)....................................        362       (31)        331
  AXA Equitable Equity.......................     12,990       180      13,170
  Equity.....................................     15,959       180      16,139
                                                            ------
Total Liabilities and Equity................. $  219,069    $  326  $  219,395
                                                            ======

                                               AS PREVIOUSLY  IMPACT OF
                                                 REPORTED     REVISIONS   AS REVISED
                                               -------------  ---------  -----------
                                                           (IN MILLIONS)
THREE MONTHS ENDED SEPTEMBER 30, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $         914  $      (7) $       907
   Premiums...................................           204          4          208
   Net derivative gains (losses)..............          (318)       (88)        (406)
                                                              ---------
     Total revenues...........................         2,520        (91)       2,429
                                                              ---------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................           995        (88)         907
   Interest credited to policyholders'
     account balances.........................           350       (105)         245
   Amortization of deferred policy
     acquisition costs, net...................           (33)        21          (12)
                                                              ---------
     Total benefits and other deductions......         2,581       (172)       2,409
                                                              ---------
  Income (loss) from operations, before
   income taxes...............................           (61)        81           20
  Income tax (expense) benefit................           127        (26)         101
                                                              ---------
  Net income (loss)...........................            66         55          121
  Net income (loss) attributable to AXA
   Equitable.................................. $         (56) $      55  $        (1)
                                                              =========
  STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
   Net income (loss).......................... $          66  $      55  $       121
   Change in unrealized gains (losses), net
     of reclassification adjustment...........           (55)       (24)         (79)
   Other comprehensive income.................           (52)       (24)         (76)
                                                              ---------
   Comprehensive income (loss)................            14         31           45
                                                              ---------
   Comprehensive income (loss) attributable
     to AXA Equitable......................... $        (140) $      31  $      (109)
                                                              =========

                                               AS PREVIOUSLY   IMPACT OF
                                                 REPORTED      REVISIONS   AS REVISED
                                               -------------  ----------  -----------
                                                            (IN MILLIONS)
NINE MONTHS ENDED SEPTEMBER 30, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $       2,626  $      (21) $     2,605
   Premiums...................................           645          20          665
   Net derivative gains (losses)..............         1,376        (384)         992
                                                              ----------
     Total revenues...........................         9,673        (385)       9,288
                                                              ----------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         3,308         (62)       3,246
   Interest credited to policyholders'
     account balances.........................         1,008        (279)         729
   Amortization of deferred policy
     acquisition costs, net...................            15         (47)         (32)
                                                              ----------
     Total benefits and other deductions......         7,800        (388)       7,412
                                                              ----------
  Income (loss) from operations, before
   income taxes...............................         1,873           3        1,876
  Income tax (expense) benefit................          (196)         (1)        (197)
                                                              ----------
  Net income (loss)...........................         1,677           2        1,679
  Net income (loss) attributable to AXA
   Equitable.................................. $       1,324  $        2  $     1,326
                                                              ==========
  STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
   Net income (loss).......................... $       1,677  $        2  $     1,679
   Change in unrealized gains (losses), net
     of reclassification adjustment...........           362         (47)         315
   Other comprehensive income.................           380         (47)         333
                                                              ----------
   Comprehensive income (loss)................         2,057         (45)       2,012
                                                              ----------
   Comprehensive income (loss) attributable
     to AXA Equitable......................... $       1,685  $      (45) $     1,640
                                                              ==========

                                               AS PREVIOUSLY  IMPACT OF
                                                 REPORTED     REVISIONS   AS REVISED
                                               -------------  ---------  -----------
                                                           (IN MILLIONS)
NINE MONTHS ENDED SEPTEMBER 30, 2017
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year........ $       5,941  $     209  $     6,150
  Net income (loss)...........................         1,324          2        1,326
  Retained earnings, end of period............         7,265        211        7,476
  Accumulated other comprehensive income,
   beginning of year..........................             1         16           17
  Other comprehensive income (loss)...........           361        (47)         314
  Accumulated other comprehensive income,
   end of period..............................           362        (31)         331
                                                              ---------
  Total AXA Equitable's equity, end of period.        12,990        180       13,170
                                                              ---------
     TOTAL EQUITY, END OF PERIOD.............. $      15,959  $     180  $    16,139
                                                              =========

                                               AS PREVIOUSLY  IMPACT OF
                                                 REPORTED     REVISIONS   AS REVISED
                                               -------------  ---------  -----------
                                                           (IN MILLIONS)
NINE MONTHS ENDED SEPTEMBER 30, 2017
STATEMENTS OF CASH FLOWS:
CASH FLOW FROM OPERATING ACTIVITIES:
  Net income (loss)........................... $       1,677  $       2  $     1,679
  Policy charges and fee income...............        (2,626)        21       (2,605)
  Interest credited to policyholders'
   account balances...........................         1,008       (279)         729
  Net derivative (gains) loss.................        (1,376)       384         (992)
Changes in:
  Deferred Policy Acquisition costs...........            15        (47)         (32)
  Future policy benefits......................         1,289        (81)       1,208
                                                              ---------
NET CASH PROVIDED BY (USED IN) OPERATING
ACTIVITIES                                     $         994  $      --  $       994
                                                              =========

   The following tables present line items for June 30, 2017 financial information that has been affected by the revisions and the change in accounting principle. This information has been corrected from the information previously presented in the Q2 2017 Form 10-Q. For these items, the tables detail the amounts as previously reported, the impact upon those line items due to the revisions, as revised after the revisions, the impacts of the change in accounting principle and the amounts as currently revised.

                                                                         AS REVISED  IMPACT OF
                                              AS PREVIOUSLY  IMPACT OF  AND ADJUSTED ACCOUNTING
                                                REPORTED     REVISIONS     HEREIN      CHANGE    AS REVISED
                                              ------------- ----------  ------------ ----------  -----------
                                                                      (IN MILLIONS)
AS OF JUNE 30, 2017
ASSETS:
  Other equity investments...................   $     1,477 $      (21)  $     1,456 $       --  $     1,456
  Other invested assets......................         2,622         32         2,654         --        2,654
                                                            ----------               ----------
  Total investments..........................        62,111         11        62,122         --       62,122
  DAC........................................         4,141        247         4,388        525        4,913
  Amounts due from reinsurers................         4,870         19         4,889         --        4,889
  Guaranteed minimum income benefit
   reinsurance contract asset, at fair value.        11,290        (30)       11,260         --       11,260
                                                            ----------               ----------
   Total Assets..............................   $   214,941 $      247   $   215,188 $      525  $   215,713
                                                            ----------               ----------
LIABILITIES:
  Policyholders' account balance.............   $    41,531 $      (15)  $    41,516 $       --  $    41,516
  Future policyholders' benefits and other
   policyholders' liabilities................        26,799         79        26,878      2,801       29,679
  Current and deferred taxes.................         4,000         65         4,065       (798)       3,267
  Other liabilities..........................         2,531         (9)        2,522         --        2,522
                                                            ----------               ----------
   Total Liabilities.........................       196,972        120       197,092      2,003      199,095
                                                            ----------               ----------

                                                                           AS REVISED    IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED   ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN        CHANGE     AS REVISED
                                               -------------  ----------  ------------  -----------  -----------
                                                                         (IN MILLIONS)
EQUITY:
  Retained Earnings...........................   $     8,779  $      150   $     8,929  $    (1,450) $     7,479
  Accumulated other comprehensive income
   (loss).....................................           493         (34)          459          (28)         431
                                                              ----------                -----------
  AXA Equitable Equity........................        14,635         116        14,751       (1,478)      13,273
  Noncontrolling interest.....................         2,973          11         2,984           --        2,984
                                                              ----------                -----------
  Equity......................................        17,608         127        17,735       (1,478)      16,257
                                                              ==========                ===========
Total Liabilities and Equity..................   $   214,941  $      247   $   215,188  $       525  $   215,713
                                                              ==========                ===========

                                                                           AS REVISED    IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED   ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN        CHANGE     AS REVISED
                                               -------------  ----------  ------------  -----------  -----------
                                                                         (IN MILLIONS)
THREE MONTHS ENDED JUNE 30, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income..............   $       865  $       50   $       915  $       (68) $       847
   Premiums...................................           216           9           225           --          225
   Net derivative gains (losses)..............         1,693        (197)        1,496          266        1,762
                                                              ----------                -----------
     Total revenues...........................         4,488        (138)        4,350          198        4,548
                                                              ----------                -----------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         1,452          46         1,498         (134)       1,364
   Amortization of deferred policy
     acquisition costs, net...................           (82)         31           (51)           2          (49)
   Interest credited to policyholders'
     account balances.........................           321        (116)          205           --          205
   Other operating costs and expenses.........           155          (6)          149           --          149
                                                              ----------                -----------
     Total benefits and other deductions......         2,691         (45)        2,646         (132)       2,514
                                                              ----------                -----------
Income (loss) from operations, before income
  taxes.......................................         1,797         (93)        1,704          330        2,034
Income tax (expense) benefit..................          (338)         34          (304)        (115)        (419)
                                                              ----------                -----------
Net income (loss).............................         1,459         (59)        1,400          215        1,615
Net income (loss) attributable to AXA
  Equitable...................................   $     1,346  $      (59)  $     1,287  $       215  $     1,502
                                                              ==========                ===========
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net income (loss)...........................   $     1,459  $      (59)  $     1,400  $       215  $     1,615
  Change in unrealized gains (losses), net
   of reclassification adjustment.............           314         (29)          285            8          293
  Other comprehensive income..................           294         (29)          265            8          273
                                                              ----------                -----------
  Comprehensive income (loss).................         1,753         (88)        1,665          223        1,888
                                                              ----------                -----------
  Comprehensive income (loss) attributable
   to AXA Equitable...........................   $     1,660  $      (88)  $     1,572  $       223  $     1,795
                                                              ==========                ===========

                                                                           AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN       CHANGE    AS REVISED
                                               -------------  ----------  ------------  ----------  ----------
                                                                        (IN MILLIONS)
SIX MONTHS ENDED JUNE 30, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income..............     $   1,761  $       72     $   1,833    $   (135)  $   1,698
   Premiums...................................           441          16           457          --         457
   Net derivative gains (losses)..............           969        (296)          673         725       1,398
                                                              ----------                  --------
     Total revenues...........................         6,477        (208)        6,269         590       6,859
                                                              ----------                  --------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         2,343          60         2,403         (65)      2,338
   Interest credited to policyholders'
     account balances.........................           658        (174)          484          --         484
   Amortization of deferred policy
     acquisition costs, net...................            43         (66)          (23)          3         (20)
   Other operating costs and expenses.........           539          (9)          530          --         530
                                                              ----------                  --------
     Total benefits and other deductions......         5,253        (189)        5,064         (62)      5,002
                                                              ----------                  --------
Income (loss) from operations, before income
  taxes.......................................         1,224         (19)        1,205         652       1,857
Income tax (expense) benefit..................           (78)          8           (70)       (228)       (298)
                                                              ----------                  --------
Net income (loss).............................         1,146         (11)        1,135         424       1,559
Net income (loss) attributable to AXA
  Equitable...................................     $     915  $      (11)    $     904    $    424   $   1,328
                                                              ==========                  ========
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net income (loss)...........................     $   1,146  $      (11)    $   1,135    $    424   $   1,559
  Change in unrealized gains (losses), net
   of reclassification adjustment.............           458         (48)          410         (24)        386
  Other comprehensive income..................           473         (48)          425         (24)        401
                                                              ----------                  --------
  Comprehensive income (loss).................         1,619         (59)        1,560         400       1,960
                                                              ----------                  --------
  Comprehensive income (loss) attributable
   to AXA Equitable...........................     $   1,401  $      (59)    $   1,342    $    400   $   1,742
                                                              ==========                  ========

                                                                           AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN       CHANGE    AS REVISED
                                               -------------  ----------  ------------  ----------  ----------
                                                                        (IN MILLIONS)
SIX MONTHS ENDED JUNE 30, 2017
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year........     $   7,864  $      161     $   8,025    $ (1,874)  $   6,151
  Net income (loss)...........................           915         (11)          904         424       1,328
                                                              ----------                  --------
  Retained earnings, end of period............         8,779         150         8,929      (1,450)      7,479
                                                              ----------                  --------
  Accumulated other comprehensive income,
   beginning of year..........................             7          14            21          (4)         17
  Other comprehensive income (loss)...........           486         (48)          438         (24)        414
                                                              ----------                  --------

                                                                            AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF   AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS      HEREIN       CHANGE    AS REVISED
                                               -------------  -----------  ------------  ----------  ----------
                                                                         (IN MILLIONS)
  Accumulated other comprehensive income,
   end of period..............................    $      493  $       (34)   $      459   $     (28) $      431
                                                              ===========                 =========
  Total AXA Equitable's equity, end of period.        14,635          116        14,751      (1,478)     13,273
                                                              -----------                 ---------
  Noncontrolling interest, beginning of year..         3,085           11         3,096          --       3,096
                                                              -----------                 ---------
  Noncontrolling interest, end of period......         2,973           11         2,984          --       2,984
                                                              ===========                 =========
   TOTAL EQUITY, END OF PERIOD................    $   17,608  $       127    $   17,735   $  (1,478) $   16,257
                                                              ===========                 =========

                                                                            AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF   AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS      HEREIN       CHANGE    AS REVISED
                                               -------------  -----------  ------------  ----------  ----------
                                                                         (IN MILLIONS)
SIX MONTHS ENDED JUNE 30, 2017
STATEMENTS OF CASH FLOWS:
  CASH FLOW FROM OPERATING ACTIVITIES:
   Net income (loss)..........................    $    1,146  $       (11)   $    1,135   $     424  $    1,559
   Policy charges and fee income..............        (1,761)         (72)       (1,833)        135      (1,698)
   Interest credited to policyholders'
     account balances.........................           658         (174)          484          --         484
   Net derivative (gains) loss................          (969)         296          (673)       (725)     (1,398)
   Changes in:................................
   Future policy benefits.....................         1,381          (13)        1,368         (65)      1,303
   Reinsurance recoverable....................          (251)          57          (194)         --        (194)
   Deferred policy acquisition costs..........            43          (66)          (23)          3         (20)
   Current and deferred income taxes..........           (16)          (8)          (24)        228         204
   Other......................................            93           (9)           84          --          84
                                                              -----------                 ---------
Net cash provided by (used in) operating
  activities..................................    $      (75) $        --    $      (75)  $      --  $      (75)
                                                              ===========                 =========

   The following tables present line items for March 31, 2017 financial information that has been affected by the revisions and the change in accounting principle. This information has been corrected from the information previously presented in the Q1 2017 Form 10-Q. For these items, the tables detail the amounts as previously reported, the impact upon those line items due to the revisions, as revised after the revisions, the impacts of the change in accounting principle and the amounts as currently revised.

                                                                             AS REVISED    IMPACT OF
                                              AS PREVIOUSLY   IMPACT OF     AND ADJUSTED   ACCOUNTING
                                                REPORTED      REVISIONS        HEREIN        CHANGE   AS REVISED
                                              ------------- ------------  ---------------- ---------- ----------
                                                                        (IN MILLIONS)
AS OF MARCH 31, 2017
ASSETS:
  Other equity investments...................    $    1,463 $        (23) $          1,440   $     -- $    1,440
  Other invested assets......................         2,050           34             2,084         --      2,084
                                                            ------------                     --------
  Total investments..........................        60,406           11            60,417         --     60,417
  DAC........................................         4,068          367             4,435        526      4,961
  Amounts due from reinsurers................         4,639            8             4,647         --      4,647
  Guaranteed minimum income benefit
   reinsurance asset, at fair value..........         9,795            3             9,798         --      9,798
                                                            ------------                     --------
   Total Assets..............................    $  209,098 $        389  $        209,487   $    526 $  210,013
                                                            ------------                     --------

                                                                           AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN       CHANGE     AS REVISED
                                               -------------  ----------  ------------  ----------  -----------
                                                                         (IN MILLIONS)
LIABILITIES:
  Policyholders' account balance..............   $    40,308  $      (16)  $    40,292  $       --  $    40,292
  Future policyholders' benefits and other
   policyholders' liabilities.................        25,496          51        25,547       3,144       28,691
  Current and deferred taxes..................         3,523         120         3,643        (917)       2,726
  Other liabilities...........................         2,496          (3)        2,493          --        2,493
                                                              ----------                ----------
   Total Liabilities..........................       192,712         152       192,864       2,227      195,091
                                                              ----------                ----------
EQUITY:
  Retained Earnings...........................         7,411         232         7,643      (1,665)       5,978
  Accumulated other comprehensive income
   (loss).....................................           179          (6)          173         (36)         137
                                                              ----------                ----------
  AXA Equitable Equity........................        12,934         226        13,160      (1,701)      11,459
  Noncontrolling interest.....................         3,035          11         3,046          --        3,046
                                                              ----------                ----------
  Equity......................................        15,969         237        16,206      (1,701)      14,505
                                                              ==========                ==========
   Total Liabilities and Equity...............   $   209,098  $      389   $   209,487  $      526  $   210,013
                                                              ==========                ==========

                                                                           AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN       CHANGE     AS REVISED
                                               -------------  ----------  ------------  ----------  -----------
                                                                         (IN MILLIONS)
THREE MONTHS ENDED MARCH 31, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income..............   $       896  $       23   $       919  $      (67) $       852
   Premiums...................................           225           7           232          --          232
   Net derivative gains (losses)..............          (724)        (97)         (821)        459         (362)
                                                              ----------                ----------
     Total revenues...........................         1,989         (67)        1,922         392        2,314
                                                              ----------                ----------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................           891          15           906          69          975
   Interest credited to policyholders'
     account balances.........................           337         (58)          279          --          279
   Amortization of deferred policy
     acquisition costs, net...................           125         (97)           28           1           29
   Other operating costs and expenses.........           384          (3)          381          --          381
                                                              ----------                ----------
     Total benefits and other deductions......         2,562        (143)        2,419          70        2,489
                                                              ----------                ----------
Income (loss) from operations, before income
  taxes.......................................          (573)         76          (497)        322         (175)
Income tax (expense) benefit..................           260         (26)          234        (113)         121
                                                              ----------                ----------
Net income (loss).............................          (313)         50          (263)        209          (54)
Net income (loss) attributable to AXA
  Equitable...................................   $      (431) $       50   $      (381) $      209  $      (172)
                                                              ==========                ==========
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net income (loss)...........................   $      (313) $       50   $      (263) $      209  $       (54)
  Change in unrealized gains (losses), net
   of reclassification adjustment.............           144         (20)          124         (32)          92
  Other comprehensive income..................           179         (20)          159         (32)         127
                                                              ----------                ----------
  Comprehensive income (loss).................          (134)         30          (104)        177           73
                                                              ----------                ----------
  Comprehensive income (loss) attributable
   to AXA Equitable...........................   $      (259) $       30   $      (229) $      177  $       (52)
                                                              ==========                ==========

                                                                              AS REVISED    IMPACT OF
                                                AS PREVIOUSLY   IMPACT OF    AND ADJUSTED   ACCOUNTING
                                                  REPORTED      REVISIONS       HEREIN        CHANGE    AS REVISED
                                               --------------  ----------  ---------------  ----------  ----------
                                                                          (IN MILLIONS)
THREE MONTHS ENDED MARCH 31, 2017
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year........ $        7,842  $      182  $         8,024  $   (1,874) $    6,150
  Net income (loss)...........................           (431)         50             (381)        209        (172)
                                                               ----------                   ----------
  Retained earnings, end of period............          7,411         232            7,643      (1,665)      5,978
                                                               ----------                   ----------
  Accumulated other comprehensive income,
   beginning of year..........................              7          14               21          (4)         17
  Other comprehensive income (loss)...........            172         (20)             152         (32)        120
                                                               ----------                   ----------
  Accumulated other comprehensive income,
   end of period..............................            179          (6)             173         (36)        137
                                                               ==========                   ==========
  Total AXA Equitable's equity, end of period.         12,934         226           13,160      (1,701)     11,459
                                                               ----------                   ----------
  Noncontrolling interest, beginning of year..          3,085          11            3,096          --       3,096
                                                               ----------                   ----------
  Noncontrolling interest, end of period......          3,035          11            3,046          --       3,046
                                                               ==========                   ==========
   TOTAL EQUITY, END OF PERIOD................ $       15,969  $      237  $        16,206  $   (1,701) $   14,505
                                                               ==========                   ==========

                                                                              AS REVISED    IMPACT OF
                                                AS PREVIOUSLY   IMPACT OF    AND ADJUSTED   ACCOUNTING
                                                  REPORTED      REVISIONS       HEREIN        CHANGE    AS REVISED
                                               --------------  ----------  ---------------  ----------  ----------
                                                                          (IN MILLIONS)
THREE MONTHS ENDED MARCH 31, 2017
  STATEMENTS OF CASH FLOWS:
   Net income (loss).......................... $         (313) $       50  $          (263) $      209  $      (54)
   Policy charges and fee income..............           (896)        (23)            (919)         67        (852)
   Interest credited to policyholders'
     account balances.........................            337         (58)             279          --         279
   Net derivative (gains) loss................            724          97              821        (459)        362
  Changes in:
   Deferred policy acquisition costs..........            125         (97)              28           1          29
   Future policy benefits.....................            185         (13)             172          69         241
   Reinsurance recoverable....................            (44)         21               23          --         (23)
   Current and deferred income taxes..........           (327)         26             (301)        113        (188)
   Other......................................            180          (3)             177          --         177
                                                               ----------                   ----------
  Net cash provided by (used in) operating
   activities................................. $           18  $       --  $            18  $       --  $       18
                                                               ==========                   ==========

20)SUBSEQUENT EVENTS

   Effective February 1, 2018, AXA Equitable entered into a reinsurance agreement to cede 90% of its single premium deferred annuities (SPDA) products issued between 1978-2001 and its Guaranteed Growth Annuity (GGA) single premium deferred annuity products issued between 2001- 2014. As a result of this agreement, AXA Equitable transferred assets with a market value equal to the coinsurance reserves of approximately $635 million.

   In March 2018, AXA Equitable Life sold its interest in two real estate joint ventures to AXA France for a total purchase price of approximately
   $143 million, which resulted in the elimination of $203 million of long-term debt on the Company's balance sheet for the first quarter of 2018.

   The restatement of the Company's 2016 financial statements may cause defaults under certain of AXA Equitable's derivatives agreements. AXA Equitable is seeking waivers for these defaults from the relevant counterparties as appropriate. We do not consider this to have a material impact on our business, results of operations or financial condition.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                  SCHEDULE I
      SUMMARY OF INVESTMENTS -- OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2017

                                                                   CARRYING
                                              COST/(1)/ FAIR VALUE  VALUE
                                              --------  ---------- --------
                                                     (IN MILLIONS)
TYPE OF INVESTMENT
Fixed Maturities:
  U.S. government, agencies and authorities..  $12,644   $  13,135 $ 13,135
  State, municipalities and political
   subdivisions..............................      414         481      481
  Foreign governments........................      376         396      396
  Public utilities...........................    3,540       3,728    3,728
  All other corporate bonds..................   17,083      17,784   17,784
  Residential mortgage-backed................      236         251      251
  Asset-backed...............................       89          92       92
  Redeemable preferred stocks................      449         491      491
                                               -------   --------- --------
Total fixed maturities.......................  $34,831   $  36,358 $ 36,358
                                               -------   --------- --------
Equity securities:
Mortgage loans on real estate................   10,943      10,895   10,935
Real estate held for the production of income      390         390      390
Policy loans.................................    3,315       4,210    3,315
Other equity investments.....................    1,351       1,351    1,351
Trading securities...........................   12,661      12,628   12,628
Other invested assets........................    3,121       3,121    3,121
                                               -------   --------- --------
Total Investments............................  $66,612   $  68,953 $ 68,098
                                               =======   ========= ========

  /(1)/Cost for fixed maturities represents original cost, reduced by repayments and writedowns and adjusted for amortization of premiums or accretion of discount; cost for equity securities represents original cost reduced by writedowns; cost for other limited partnership interests represents original cost adjusted for equity in income and reduced by distributions.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                 SCHEDULE III
                      SUPPLEMENTARY INSURANCE INFORMATION
                AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2017

                                                FUTURE POLICY  POLICY                              AMORTIZATION
                      DEFERRED                     BENEFITS    CHARGES     NET      POLICYHOLDERS' OF DEFERRED
                       POLICY    POLICYHOLDERS'   AND OTHER      AND    INVESTMENT   BENEFITS AND     POLICY      ALL OTHER
                     ACQUISITION    ACCOUNT     POLICYHOLDERS' PREMIUM    INCOME       INTEREST    ACQUISITION    OPERATING
SEGMENT                 COSTS       BALANCES        FUNDS      REVENUE  (LOSS)/(1)/    CREDITED       COSTS      EXPENSE/(2)/
-------              ----------- -------------- -------------- -------- ----------  -------------- ------------  -----------
                                                                 (IN MILLIONS)
Individual
  Retirement........  $    2,490   $     18,909  $      15,090 $  1,982 $    1,568    $      2,243  $      (296)   $   1,030
Group Retirement....         501         11,318              2      248        548             284          (66)         427
Investment
  Management and
  Research..........          --             --             --       --        118              --           --        2,517
Protection Solutions       1,496          9,846          3,468    1,581        703           1,064          639          502
Corporate and Other.          60          3,732         10,474      427        536             911           (9)         232
                      ----------   ------------  ------------- -------- ----------    ------------  -----------    ---------
Total...............  $    4,547   $     43,805  $      29,034 $  4,238 $    3,473    $      4,502  $       268    $   4,708
                      ==========   ============  ============= ======== ==========    ============  ===========    =========

  /(1)/Net investment income (loss) is allocated to segments. Includes net derivative gains (losses).
  /(2)/Operating expenses are allocated to segments.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                 SCHEDULE III
                      SUPPLEMENTARY INSURANCE INFORMATION
         AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2016 (AS RESTATED)

                                        FUTURE POLICY   POLICY                              AMORTIZATION
              DEFERRED                     BENEFITS     CHARGES     NET      POLICYHOLDERS' OF DEFERRED
               POLICY    POLICYHOLDERS'   AND OTHER       AND    INVESTMENT   BENEFITS AND     POLICY      ALL OTHER
             ACQUISITION    ACCOUNT     POLICYHOLDERS'  PREMIUM    INCOME       INTEREST    ACQUISITION    OPERATING
Segment         COSTS       BALANCES        FUNDS       REVENUE  (LOSS)/(1)/    CREDITED       COSTS      EXPENSE/(2)/
------------ ----------- -------------- --------------  -------- ----------  -------------- ------------  -----------
                                                          (in millions)

  Individual
  Retirement    $  2,340      $  15,024      $  14,090  $  1,844   $   (740)       $  1,045      $  (300)    $  1,258

  Group
  Retirement         320         10,998             (2)      217        456             273          (36)         396

  Investment
  Management
  and
  Research..          --             --             --        --        134              --           --        2,311

  Protection
  Solutions.       2,321          9,790          3,960     1,744        684           1,604          362          491

  Corporate
  and
  Other.....          77          3,013         10,853       419        573             878           26          208
                --------      ---------      ---------  --------   --------        --------      -------     --------
Total.......    $  5,058      $  38,825      $  28,901  $  4,224   $  1,107        $  3,800      $    52     $  4,664
                ========      =========      =========  ========   ========        ========      =======     ========

  /(1)/Net investment income (loss) is allocated to segments. Includes net derivative gains (losses).
  /(2)/Operating expenses are allocated to segments.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                 SCHEDULE III
                      SUPPLEMENTARY INSURANCE INFORMATION
                     FOR THE YEAR ENDED DECEMBER 31, 2015

                                              POLICY                               AMORTIZATION
                                              CHARGES      NET      POLICYHOLDERS' OF DEFERRED
                                                AND     INVESTMENT   BENEFITS AND     POLICY      ALL OTHER
                                              PREMIUM     INCOME       INTEREST    ACQUISITION    OPERATING
Segment                                       REVENUE  (LOSS)/(1)/     CREDITED       COSTS      EXPENSE/(2)/
-------                                       -------- -----------  -------------- ------------  -----------
Individual Retirement........................ $  1,803 $      (849) $          455 $       (319) $     1,233
Group Retirement.............................      220         436             261          (34)         393
Investment Management and Research...........       --          29              --           --        2,395
Protection Solutions.........................    1,681         649           1,743           70          541
Corporate and Other..........................      439         631             902           40          243
                                              -------- -----------  -------------- ------------  -----------
Total........................................ $  4,143 $       896  $        3,361 $       (243) $     4,805
                                              ======== ===========  ============== ============  ===========

  /(1)/Net investment income (loss) is allocated to segments. Includes net derivative gains (losses).
  /(2)/Operating expenses are allocated to segments.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                  SCHEDULE IV
                               REINSURANCE/(1)/
        AS OF AND FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                                         ASSUMED                PERCENTAGE
                                                            CEDED TO      FROM                  OF AMOUNT
                                                 GROSS        OTHER       OTHER        NET       ASSUMED
                                                 AMOUNT     COMPANIES   COMPANIES     AMOUNT      TO NET
                                              ------------ ----------- ----------- ------------ ----------
                                                                  (DOLLARS IN MILLIONS)
2017
----
Life Insurance In-Force...................... $    392,926 $    41,330 $    30,300 $    381,896        7.9%
                                              ============ =========== =========== ============ ==========
Premiums:
Life insurance and annuities................. $        826 $       135 $       186 $        877       21.2%
Accident and health..........................           54          36           9           27       33.3%
                                              ------------ ----------- ----------- ------------ ----------
Total Premiums............................... $        880 $       171 $       195 $        904       21.6%
                                              ============ =========== =========== ============ ==========
2016 (As Restated)
------------------
Life Insurance In-Force...................... $    399,230 $    78,760 $    31,722 $    352,192        9.0%
                                              ============ =========== =========== ============ ==========
Premiums:
Life insurance and annuities................. $        790 $       135 $       197 $        852       23.1%
Accident and health..........................           60          41           9           28       32.1%
                                              ------------ ----------- ----------- ------------ ----------
Total Premiums............................... $        850 $       176 $       206 $        880       23.4%
                                              ============ =========== =========== ============ ==========
2015
----
Life Insurance In-Force...................... $    406,240 $    82,927 $    31,427 $    354,740        8.9%
                                              ============ =========== =========== ============ ==========
Premiums:
Life insurance and annuities................. $        751 $       128 $       197 $        820       24.0%
Accident and health..........................           67          45          10           32       31.3%
                                              ------------ ----------- ----------- ------------ ----------
Total Premiums............................... $        818 $       173 $       207 $        852       24.3%
                                              ============ =========== =========== ============ ==========

  /(1)/Includes amounts related to the discontinued group life and health business.

EQUI-VEST(R) (Series 100-500)

A combination variable and fixed deferred annuity contract


PROSPECTUS DATED MAY 1, 2018


PLEASE READ AND KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING OR TAKING ANY OTHER ACTION UNDER YOUR CONTRACT. THIS PROSPECTUS SUPERSEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

--------------------------------------------------------------------------------

WHAT IS EQUI-VEST(R)?

EQUI-VEST(R) is a deferred annuity contract issued by AXA EQUITABLE LIFE INSURANCE COMPANY. It provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options, our guaranteed interest option or in our fixed maturity options ("investment options").

This prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the contract are changed after the date of this prospectus in accordance with the contract, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. The contract should also be read carefully.

This contract is no longer being sold. This prospectus is for current contract owners only. All features and benefits described in this prospectus may not have been available at the time you purchased your contract. We have the right to restrict availability of any feature or benefit. We may have the right to refuse to accept any contribution from you at any time, including after the purchase of the contract. EFFECTIVE JUNE 18, 2012, FOR CERTAIN CONTRACT SERIES AND TYPES, WE NO LONGER ACCEPT CONTRIBUTIONS. FOR OTHER CONTRACT SERIES AND TYPES, INCLUDING CONTRACTS ISSUED IN CERTAIN STATES, WE CURRENTLY CONTINUE TO ACCEPT SUBSEQUENT CONTRIBUTIONS SUBJECT TO LIMITATIONS. REFERENCES TO CONTRIBUTIONS IN THIS PROSPECTUS ARE FOR THE BENEFIT OF CONTRACT OWNERS CURRENTLY ELIGIBLE TO CONTINUE MAKING CONTRIBUTIONS TO THE CONTRACTS. FOR MORE INFORMATION, SEE "HOW YOU CAN CONTRIBUTE TO YOUR CONTRACT" IN "CONTRACT FEATURES AND BENEFITS" AND APPENDIX III LATER IN THIS PROSPECTUS.

VARIABLE INVESTMENT OPTIONS
FIXED INCOME
--------------------------------------------------------------------------------

.. 1290 VT High Yield Bond

.. American Funds Insurance Series(R) Bond Fund
.. Charter/SM/ Multi-Sector Bond
.. EQ/Core Bond Index
.. EQ/Global Bond PLUS
.. EQ/Intermediate Government Bond
.. EQ/Money Market
.. EQ/PIMCO Global Real Return
.. EQ/PIMCO Ultra Short Bond
.. EQ/Quality Bond PLUS
.. Invesco V.I. High Yield
.. Ivy VIP High Income
.. Multimanager Core Bond
--------------------------------------------------------------------------------

DOMESTIC EQUITY
--------------------------------------------------------------------------------

.. 1290 VT Equity Income
.. 1290 VT GAMCO Mergers & Acquisitions
.. 1290 VT GAMCO Small Company Value

.. 1290 VT Socially Responsible
.. AXA 400 Managed Volatility
.. AXA 500 Managed Volatility
.. AXA 2000 Managed Volatility
.. AXA/AB Small Cap Growth
.. AXA/ClearBridge Large Cap Growth
.. AXA/Franklin Small Cap Value Managed Volatility
.. AXA/Janus Enterprise
.. AXA Large Cap Core Managed Volatility
.. AXA Large Cap Growth Managed Volatility
.. AXA Large Cap Value Managed Volatility
.. AXA/Loomis Sayles Growth
.. AXA Mid Cap Value Managed Volatility
.. AXA/Mutual Large Cap Equity Managed Volatility
.. Charter/SM/ Small Cap Growth
.. Charter/SM/ Small Cap Value
.. EQ/BlackRock Basic Value Equity
.. EQ/Capital Guardian Research
.. EQ/Common Stock Index
.. EQ/Equity 500 Index
.. EQ/Invesco Comstock
.. EQ/JPMorgan Value Opportunities
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Value Index
.. EQ/Mid Cap Index
.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. EQ/UBS Growth and Income
.. Fidelity(R) VIP Contrafund(R)
.. Goldman Sachs VIT Mid Cap Value
.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity
.. Ivy VIP Energy
.. Ivy VIP Mid Cap Growth
.. Ivy VIP Small Cap Growth
.. MFS(R) Investors Trust
.. MFS(R) Massachusetts Investors Growth Stock
.. MFS(R) Technology
.. MFS(R) Utilities
.. Multimanager Aggressive Equity
.. Multimanager Mid Cap Growth
.. Multimanager Mid Cap Value
.. Multimanager Technology
.. VanEck VIP Global Hard Assets
--------------------------------------------------------------------------------
INTERNATIONAL/GLOBAL
--------------------------------------------------------------------------------
.. AXA Global Equity Managed Volatility
.. AXA International Core Managed Volatility
.. AXA International Managed Volatility
.. AXA International Value Managed Volatility
.. AXA/Templeton Global Equity Managed Volatility
.. EQ/Emerging Markets Equity PLUS
.. EQ/International Equity Index
.. EQ/MFS International Growth
.. EQ/Oppenheimer Global
.. Invesco V.I. Global Real Estate
.. Invesco V.I. International Growth
.. Lazard Retirement Emerging Markets Equity
.. MFS(R) International Value
--------------------------------------------------------------------------------

ASSET ALLOCATION
--------------------------------------------------------------------------------

.. 1290 VT DoubleLine Dynamic Allocation

.. All Asset Growth - Alt 20
.. AXA/AB Dynamic Moderate Growth
.. AXA Aggressive Allocation
.. AXA Balanced Strategy
.. AXA Conservative Allocation
.. AXA Conservative Growth Strategy
.. AXA Conservative-Plus Allocation
.. AXA Conservative Strategy
.. AXA/Franklin Balanced Managed Volatility
.. AXA/Franklin Templeton Allocation Managed Volatility
.. AXA Moderate Allocation
.. AXA Moderate Growth
  Strategy
.. AXA Moderate-Plus Allocation
.. Target 2015 Allocation
.. Target 2025 Allocation
.. Target 2035 Allocation
.. Target 2045 Allocation
.. Target 2055 Allocation
--------------------------------------------------------------------------------



You may allocate amounts to the variable investment options under your choice of investment method subject to any restrictions. Each variable investment option is a subaccount of Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio of AXA Premier VIP Trust or EQ Advisors Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio. You may also allocate amounts to the guaranteed interest option and the fixed maturity options, which are discussed later in this prospectus.

TYPES OF CONTRACTS. For existing contract holders we offer different "series" of contracts for use as (these contracts are not available for new purchasers):

..   A nonqualified annuity ("NQ") for after-tax contributions only.

..   An individual retirement annuity ("IRA"), either traditional IRA or Roth
    IRA.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER
AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                                                         EV Series 100-500 (IF)

                                                                        #512118

..   A traditional IRA as a conduit to hold rollover distributions ("QP IRA")
    from a qualified plan or a Tax-Sheltered Annuity ("TSA"). QP IRA (SERIES 100-400) AND ROTH ADVANTAGE CONTRACTS (SERIES 500).


Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2018 is a part of one of the registration statements. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 4956, Syracuse, NY 13221-4956 or calling
(800) 628-6673. The SAI has been incorporated by this reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.


You have previously purchased an EQUI-VEST(R) contract and are receiving this prospectus as a current contract owner. As a current contract owner, you should note that the options, features and charges of the contract may have varied over time and may vary depending on your state. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your contract and/or see Appendix III.

Contents of this Prospectus

--------------------------------------------------------------------------------



             Index of key words and phrases                      5
             Who is AXA Equitable?                               7
             How to reach us                                     8
             EQUI-VEST(R) at a glance -- key features           10

             ------------------------------------------------------
             FEE TABLE                                          12
             ------------------------------------------------------

             Examples                                           13
             EQUI-VEST(R) series 100 and 200 contracts -- For
               IRA contracts                                    13
             EQUI-VEST(R) series 100 and 200 contracts -- For
               NQ contracts                                     13
             EQUI-VEST(R) series 300 contracts                  14
             EQUI-VEST(R) series 400 contracts                  14
             EQUI-VEST(R) series 500 contracts                  14
             Condensed financial information                    14

             ------------------------------------------------------
             1. CONTRACT FEATURES AND BENEFITS                  15
             ------------------------------------------------------
             How you can contribute to your contract            15
             Owner and annuitant requirements                   18
             How you can make your contributions                18
             What are your investment options under the
               contract?                                        18
             Portfolios of the Trusts                           19
             Selecting your investment method                   30
             Allocating your contributions                      31
             Your right to cancel within a certain number of
               days                                             31

             ------------------------------------------------------
             2. DETERMINING YOUR CONTRACT'S VALUE               32
             ------------------------------------------------------
             Your account value and cash value                  32
             Your contract's value in the variable investment
               options                                          32
             Your contract's value in the guaranteed interest
               option                                           32
             Your contract's value in the fixed maturity
               options                                          32

             ------------------------------------------------------
             3. TRANSFERRING YOUR MONEY AMONG INVESTMENT
               OPTIONS                                          33
             ------------------------------------------------------
             Transferring your account value                    33
             Disruptive transfer activity                       33
             Automatic transfer options                         34
             Investment simplifier                              34
             Rebalancing your account value                     35


-------------
"We,""our" and "us" refer to AXA Equitable.
When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.

                          CONTENTS OF THIS PROSPECTUS

             ------------------------------------------------------
             4. ACCESSING YOUR MONEY                            36
             ------------------------------------------------------
             Withdrawing your account value                     36
             How withdrawals are taken from your account value 37 Surrender of your contract to receive its cash
               value                                            37
             Termination                                        37
             When to expect payments                            37
             Your annuity payout options                        37

             ------------------------------------------------------
             5. CHARGES AND EXPENSES                            40
             ------------------------------------------------------
             Charges that AXA Equitable deducts                 40
             Charges under the contracts                        40
             Charges that the Trusts deduct                     44
             Group or sponsored arrangements                    44
             Other distribution arrangements                    44

             ------------------------------------------------------
             6. PAYMENT OF DEATH BENEFIT                        45
             ------------------------------------------------------
             Your beneficiary and payment of benefit            45
             How death benefit payment is made                  46
             Beneficiary continuation option for traditional
               IRA, QP IRA, Roth IRA and Roth Advantage
               contracts                                        46
             Beneficiary continuation option for series 400 NQ
               contracts only                                   46

             ------------------------------------------------------
             7. TAX INFORMATION                                 48
             ------------------------------------------------------
             Overview                                           48
             Buying a contract to fund a retirement arrangement 48
             Transfers among investment options                 48
             Taxation of nonqualified annuities                 48
             Individual retirement arrangements ("IRAs")        50
             Traditional individual retirement annuities
               (traditional IRAs)                               51
             Roth individual retirement annuities ("Roth IRAs") 55
             Tax withholding and information reporting          61
             Impact of taxes to AXA Equitable                   61

             ------------------------------------------------------
             8. MORE INFORMATION                                62
             ------------------------------------------------------
             About our Separate Account A                       62
             About the Trusts                                   62
             About our fixed maturity options                   62
             About the general account                          63
             About other methods of payment                     64
             Dates and prices at which contract events occur    64
             About your voting rights                           65
             Cybersecurity                                      65
             Fiduciary Rule                                     65
             Statutory compliance                               66
             About legal proceedings                            66
             Financial statements                               66
             Transfers of ownership, collateral assignments,
               loans, and borrowing                             66
             Distribution of the contracts                      66


             ------------------------------------------------------
             9. INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE 69
             ------------------------------------------------------

             ------------------------------------------------------
             APPENDICES
             ------------------------------------------------------

             I   --   Condensed financial information               I-1
            II   --   Market value adjustment example              II-1
           III   --   State contract availability and/or
                        variations of certain features and
                        benefits                                  III-1

           -------------------------------------------------------------
           STATEMENT OF ADDITIONAL INFORMATION
             Table of contents
           -------------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.


                                                       PAGE

                    account value                       32
                    annuitant                           15
                    annuity payout options              37
                    AXA Equitable Access Account        46
                    beneficiary                         45
                    beneficiary continuation option     46
                    business day                        64
                    cash value                          32
                    conduit IRA                         53
                    contract date                       15
                    contract date anniversary           15
                    contract year                       15
                    contributions                       15
                    contributions to Roth IRAs          55
                       regular contribution             55
                       rollovers and transfers          56
                       conversion contributions         56
                    contributions to traditional IRAs   51
                       regular contributions            51
                       rollovers and transfers          52
                    disruptive transfer activity        33
                    fixed maturity amount               29
                    fixed maturity options              29
                    guaranteed interest option          29
                    Inherited annuity                   46


                                                    PAGE

                      IRA                          1, 50
                      IRS                             48
                      investment options               1
                      market adjusted amount          29
                      market timing                   33
                      market value adjustment         29
                      maturity value                  29
                      NQ                           1, 37
                      Online Account Access            8
                      partial withdrawals             36
                      portfolio                        1
                      processing office                8
                      QP IRAs                          2
                      rate to maturity                29
                      Required Beginning Date         54
                      Roth Advantage                  55
                      Roth IRA                        55
                      SAI                              2
                      SEC                              2
                      TOPS                             8
                      traditional IRA              1, 50
                      Trusts                       1, 62
                      unit                            32
                      unit investment trust           62
                      variable investment options     18

To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we do use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.

-----------------------------------------------------------------------------
 PROSPECTUS                            CONTRACT OR SUPPLEMENTAL MATERIALS
-----------------------------------------------------------------------------
fixed maturity options                 Guarantee Periods or Fixed Maturity
                                       Accounts

variable investment options            Investment Funds or Investment
                                       Divisions

account value                          Annuity Account Value

rate to maturity                       Guaranteed Rates

guaranteed interest option             Guaranteed Interest Account

unit                                   Accumulation unit

unit value                             Accumulation unit value
-----------------------------------------------------------------------------

                        INDEX OF KEY WORDS AND PHRASES

In this prospectus, we use a "series" number when necessary to identify a particular contract. We discuss five series of contracts. These series are no longer available for new purchasers. Information in this prospectus on these series is provided for our existing contract owners only. You can identify the EQUI-VEST(R) series you have by referring to your quarterly statement, or you may contact your financial professional, or you may call our toll-free number. The series designations are as follows:

--------------------------------------------------
..   NQ, traditional IRA, and QP IRA    series 100
    contracts issued before
    January 3, 1994; and
..   Roth IRA contracts converted from
    such IRA and QP IRA contracts.
--------------------------------------------------
..   Certain NQ, traditional IRA and    series 200
    QP IRA contracts issued on or
    after August 17, 1995; and
..   Roth IRA contracts converted from
    such traditional IRA and QP IRA
    contracts.
--------------------------------------------------
..   NQ, traditional IRA, QP IRA, and   series 300
    Roth IRA contracts issued on or
    after January 3, 1994 and before
    the date series 400 contracts
    became available in a state; and
..   Roth IRA contracts converted from
    such traditional IRA and QP IRA
    contracts.
--------------------------------------------------
..   NQ, traditional IRA, QP IRA, and   series 400
    Roth IRA contracts issued on or
    after July 10, 1995 in states
    where approved; and
..   Roth IRA contracts converted from
    such traditional IRA and QP IRA
    contracts.
--------------------------------------------------
..   Roth Advantage contracts.          series 500
--------------------------------------------------

                        INDEX OF KEY WORDS AND PHRASES

Who is AXA Equitable?

--------------------------------------------------------------------------------



We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc., which is an indirect majority owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the majority shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.

AXA Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $669.9 billion in assets as of December 31, 2017. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:
 FOR CORRESPONDENCE WITH CHECKS:

FOR NQ AND IRA OWNERS WHO SEND CONTRIBUTIONS INDIVIDUALLY BY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R)
  Individual Annuity Lockbox
  P.O. Box 13459
  Newark, NJ 07188-0459

FOR NQ AND IRA OWNERS WHO SEND CONTRIBUTIONS INDIVIDUALLY BY EXPRESS DELIVERY:

  AXA Equitable
  JPMorganChase
  EQUI-VEST(R) Lockbox #13459
  4 Chase Metrotech Center (7th Floor)
  Brooklyn, NY 11245-0001
  Telephone number to be listed on express mail packages Attn: Extraction Supervisor, (718) 242-0716

FOR NQ AND IRA CONTRIBUTIONS REMITTED BY EMPLOYERS AND SENT BY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R)
  Unit Annuity Lockbox
  P.O. Box 13463
  Newark, NJ 07188-0463

FOR NQ AND IRA CONTRIBUTIONS REMITTED BY EMPLOYERS AND SENT BY EXPRESS DELIVERY:

  JPMorganChase
  EQUI-VEST(R) Lockbox #13463
  4 Chase Metrotech Center (7th Floor)
  Brooklyn, NY 11245-0001
  Telephone number to be listed on express mail packages Attn: Extraction Supervisor, (718) 242-0716
 FOR CORRESPONDENCE WITHOUT CHECKS:

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R) Processing Office
  P.O. Box 4956
  Syracuse, NY 13221-4956

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 100 Madison Street, Suite 1000, Syracuse, New York 13202.

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

  AXA Equitable
  EQUI-VEST(R) Processing Office
  100 Madison Street, Suite 1000
  Syracuse, NY 13202
 REPORTS WE PROVIDE:

..   confirmation notices of financial transactions; and

..   quarterly statements of your contract values as of the close of each calendar quarter.

As required, notices and statements will be sent by mail under certain circumstances. They are also available on Online Account Access.
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND ONLINE ACCOUNT ACCESS SYSTEMS:

TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:

..   your current account value;

..   your current allocation percentages;

..   the number of units you have in the variable investment options;

..   rates to maturity for fixed maturity options; and

..   the daily unit values for the variable investment options.

You can also:

..   change your allocation percentages and/or transfer among the variable investment options and the guaranteed interest option (not available for transfers to fixed maturity options); and

..   change your TOPS personal identification number ("PIN") (through TOPS only)
    and your Online Account Access password (through Online Account Access only).

Under TOPS only you can:

..   elect the investment simplifier.

Under Online Account Access only you can:

..   elect to receive certain contract statements electronically;

..   change your address;

..   access "Frequently Asked Questions" and certain service forms; and

..   obtain performance information regarding the variable investment options.

                             WHO IS AXA EQUITABLE?

TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You can use TOPS by calling toll free 1 (800) 755-7777. You may use Online Account Access by visiting our website at www.axa.com and logging in to access your account. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this prospectus).

We reserve the right to discontinue offering TOPS at any time in the future.
 CUSTOMER SERVICE REPRESENTATIVE:

You may also use our toll-free number (800) 628-6673 to speak with one of our customer service representatives. Our customer service representatives are available on each business day Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m., Eastern Time.

Hearing or speech-impaired clients may call the AT&T National Relay Number at
(800) 855-2880 for information about your account. If you have a Telecommunications Device for the Deaf (TDD), you may relay messages or questions to our Customer Service Department at (800) 628-6673, Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m. Eastern Time. AT&T personnel will communicate our reply back to you via the TDD.
 TOLL-FREE TELEPHONE SERVICE:

You may reach us toll-free by calling (800) 841-0801 for a recording of daily unit values for the variable investment options.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1)conversion of your traditional IRA contract to a Roth IRA contract;

(2)cancellation of your Roth IRA or Roth Advantage contract and return to a traditional IRA contract;

(3)election of the automatic investment program;

(4)election of the investment simplifier;

(5)election of the automatic deposit service;

(6)election of the rebalancing program;

(7)election of the required minimum distribution ("RMD") automatic withdrawal option;

(8)election of the beneficiary continuation option;

(9)election of the principal assurance allocation;

(10)request for a transfer/rollover of assets or 1035 exchange to another carrier;

(11)purchase by, or change of ownership to, a non-natural owner;

(12)contract surrender and withdrawal requests;

(13)death claims; and

(14)partial annuitization of an NQ contract.

WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:


(1)beneficiary changes;

(2)transfers among investment options; and

(3)change of ownership.


TO CHANGE OR CANCEL ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)automatic investment program;

(2)investment simplifier;

(3)rebalancing program;

(4)systematic withdrawals; and

(5)the date annuity payments are to begin.

                              -------------------

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.

SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner.

                             WHO IS AXA EQUITABLE?

EQUI-VEST(R) at a glance -- key features

--------------------------------------------------------------------------------

PROFESSIONAL INVESTMENT     EQUI-VEST(R) variable investment options invest in different portfolios sub-advised by
MANAGEMENT                  professional investment advisers.
----------------------------------------------------------------------------------------------------------------------
GUARANTEED INTEREST OPTION  .   Principal and interest guarantees
                            .   Interest rates set periodically
----------------------------------------------------------------------------------------------------------------------
FIXED MATURITY OPTIONS      .   10 (7 in Oregon) fixed maturity options with maturities ranging from approximately 1 to 10 (1 to 7 in Oregon) years.
                            .   Each fixed maturity option offers a guarantee of principal and interest rate if you hold it to maturity.
                            ------------------------------------------------------------------------------------------
                            If you make any withdrawals (including transfers, surrender or termination of your contract or when we make deductions for charges) from a fixed maturity option before it matures, we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option.
----------------------------------------------------------------------------------------------------------------------

TAX ADVANTAGES  .   On earnings inside the contract           No tax until you make withdrawals from your contract
                                                              or receive annuity payments.
                .   On transfers inside the contract          No tax on transfers among investment options.
                -----------------------------------------------------------------------------------------------------

                      You should be aware that annuity contracts that were purchased as an Individual Retirement
                      Annuity (IRA) do not provide tax deferral benefits beyond those already provided by the
                      Internal Revenue Code for individual retirement arrangements. Before contributing to one of these contracts, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these contracts with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" later in this prospectus.)
-----------------------------------------------------------------------------------------------------------------------
CONTRIBUTION AMOUNTS  For certain contract series and types, we no longer accept contributions. For other contract series and types, including contracts issued in certain states, we currently continue to accept subsequent contributions subject to limitations. Information regarding contributions in this section is for the benefit of contract owners currently eligible to continue making contributions to the contracts. For more information, see "How you can contribute to your contract" in "Contract features and benefits" and Appendix III later in this prospectus.
                      .   NQ:
                         $50 (additional minimum amount).
                      .   TRADITIONAL IRA AND ROTH IRA:
                         $20 (additional minimum amount).
                      .   TRADITIONAL IRA, ROTH IRA AND ROTH ADVANTAGE:
                         -- series 100 and 200 -- $20 (additional minimum amount);
                         -- series 300, 400 and 500 -- $50 (additional minimum amount).
                      .   QP IRA:
                         -- series 100 and 200 -- $1,000 minimum amount each additional rollover amount;
                         -- series 300 and 400 -- $2,500 minimum amount each additional rollover amount.
                      .   Other contribution limitations apply to all contracts.
                      -------------------------------------------------------------------------------------------------
                      Upon advance notice to you, we may exercise certain rights we have under your contract regarding contributions (if applicable), including our rights to (i) change minimum and maximum contribution requirements and limitations, (ii) discontinue acceptance of contributions, and (iii) to limit contributions as required by law or if such contributions are in excess of the amounts as permitted by the Internal Revenue Code. For more information, see "How you can contribute to your contract" in "Contract features and benefits" later in this prospectus. Please see Appendix III for any state variations that may apply.
-----------------------------------------------------------------------------------------------------------------------
ACCESS TO YOUR MONEY  .   Partial withdrawals
                      .   Several periodic withdrawal options
                      .   Contract surrender
                      You may incur a withdrawal charge for certain withdrawals or if you surrender your contract.
                      You may also incur income tax and a penalty tax.
-----------------------------------------------------------------------------------------------------------------------

                   EQUI-VEST(R) AT A GLANCE -- KEY FEATURES

---------------------------------------------------------------------------------------
PAYOUT OPTIONS        .   Fixed annuity payout options
                      .   Variable Immediate Annuity payout options (described in
                          a separate prospectus for that option)
---------------------------------------------------------------------------------------
ADDITIONAL FEATURES   .   Dollar-cost averaging by automatic transfers
                         -- Interest sweep option
                         -- Fixed-dollar option
                      .   Automatic investment program
                      .   Account value rebalancing (quarterly, semiannually, and
                          annually)
                      .   No charge on transfers among investment options
                      .   Waiver of withdrawal charge under certain circumstances
                      .   Minimum death benefit
---------------------------------------------------------------------------------------
FEES AND CHARGES      .   Please see "Fee table" later in this Prospectus for
                          details.
---------------------------------------------------------------------------------------
ANNUITANT ISSUE AGES  0-83
---------------------------------------------------------------------------------------

THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS, INCLUDING THE AVAILABILITY OF ALL INVESTMENT OPTIONS, MAY VARY IN YOUR STATE OR AT CERTAIN AGES OR UNDER YOUR INVESTMENT METHOD; ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS OR IN ALL STATES. PLEASE SEE APPENDIX III LATER IN THIS PROSPECTUS FOR MORE INFORMATION ON STATE AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS.

For more detailed information, we urge you to read the contents of this prospectus, as well as your contract. This prospectus is a disclosure document and describes all of the contract's material features, benefits rights, and obligations, as well as other information. The prospectus should be read carefully before investing. Please feel free to speak with your financial professional or call us, if you have any questions.

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this prospectus. Not every contract is offered through the same Selling broker-dealer. Some Selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the Selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance. Some Selling broker-dealers may limit their clients from purchasing some optional benefits based upon the client's age.

                   EQUI-VEST(R) AT A GLANCE -- KEY FEATURES

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals, purchase a Variable Immediate Annuity payout option or make certain transfers and exchanges. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.


----------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME
 YOU REQUEST CERTAIN TRANSACTIONS
----------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of
contributions withdrawn or amounts withdrawn depending
on the contract and series (deducted if you surrender
your contract or make certain withdrawals)/(1)/         6.00%
Charge for third-party transfer or exchange (for each   series 100 and 200: None
occurrence)/(2)/                                        series 300 and 400: $65
                                                        (current and maximum);
                                                        series 500: $65 (maximum);
                                                        $25 (current).
Special services charges

  .   Wire transfer charge/(3)/                         $90 (current and maximum)

  .   Express mail charge/(3)/                          $35 (current and maximum)

-------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH
 CONTRACT DATE ANNIVERSARY
-------------------------------------------------------------------------------
Maximum annual administrative charge:                   $65 ($30 current)/(4)/
-------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying Trust portfolio fees and expenses.

-------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE
 INVESTMENT OPTIONS EXPRESSED AS AN
 ANNUAL PERCENTAGE OF DAILY NET ASSETS
-------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL           EQ/COMMON STOCK
EXPENSES:                       INDEX AND EQ/MONEY                       ALL OTHER VARIABLE
                                  MARKET OPTIONS                         INVESTMENT OPTIONS
                               ----------------------  ------------------------------------------------------
                               SERIES 100 SERIES 200   SERIES 100 SERIES 200 SERIES 300 SERIES 400 SERIES 500
                               ---------- ----------   ---------- ---------- ---------- ---------- ----------
Maximum mortality and expense  0.65%      1.24%        0.50%      1.09%      1.10%      1.75%      1.75%
risks/(5)/                     (currently (currently                                    (currently (currently
                               0.56%)     1.15%)                                        1.10%)     1.20%)
Maximum other expenses/(6)/    0.84%      0.25%        0.84%      0.25%      0.25%      0.25%      0.25%
                                                                             (currently (currently
                                                                             0.24%)     0.24%)
                               ---------- ----------   -----      -----      ---------- ---------- ----------
Maximum total Separate         1.49%      1.49%        1.34%      1.34%      1.35%      2.00%      2.00%
                               =====      =====        =====      =====      =====      =====      =====
Account A annual expenses/(7)/ (currently (currently                         (currently (currently (currently
                               1.40%)     1.40%)                             1.34%)     1.34%)     1.45%)
-------------------------------------------------------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.


-----------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-----------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets  Lowest Highest
including management fees, 12b-1 fees, service fees, and/or other expenses)/(8)/             0.59%  1.94%
-----------------------------------------------------------------------------------------------------------

                                   FEE TABLE

Notes:

(1)Important exceptions and limitations may eliminate or reduce this charge. For a complete description of withdrawal charges, please see "Withdrawal Charge" in "Charges and expenses" later in this Prospectus.

(2)This charge will never exceed 2% of the amount disbursed or transferred.

(3)Unless you specify otherwise, this charge will be deducted from the amount you request.

(4)For series 300, 400 and 500 contracts, during the first two contract years this charge, if it applies, is equal to the lesser of $30 or 2% of your account value, plus any amounts previously withdrawn during the contract year. Thereafter, the charge is $30 for each contract year. For series 100 and 200 contracts, the charge is equal to the lesser of $30 or 2% of your account value, plus any amounts previously withdrawn during the contract year.

(5)A portion of this charge is for providing the death benefit.

(6)For the series 300 and 400 contracts, although the charge is 0.25%, we currently charge 0.24% for all the variable investment options except the AXA Moderate Allocation, Multimanager Aggressive Equity, EQ/Common Stock Index and the EQ/Money Market options (we reserve the right to increase this charge to 0.25% for all the variable investment options at our discretion). For series 100 and 200 contracts, this charge is for financial accounting and other administrative services relating to the contracts.

(7)For series 100 and 200 contracts, the total Separate Account A annual expenses of the variable investment options and total annual expenses of the Trust when added together are not permitted to exceed an annual rate of 1.75% for the AXA Moderate Allocation, Multimanager Aggressive Equity, EQ/Common Stock Index, and EQ/Money Market options.

(8)"Total Annual Portfolio Operating Expenses" may be based, in part, on estimated amounts of such expenses.

EXAMPLES

These examples are intended to help you compare the cost of investing in each type of series contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.


The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated. The examples use an average annual administrative charge based on charges paid in 2017, which results in an estimated annual charge of 0.0572% of contract value.


The fixed maturity options and the guaranteed interest option are not covered by the fee table and examples. However, the annual administrative charge, the withdrawal charge, the third party transfer or exchange charge, and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options and the guaranteed interest option. A market value adjustment (up or down) will apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. The examples also assume (i) maximum contract charges rather than the lower current expenses discussed in "Charges and expenses" later in this Prospectus (except the annual administrative charge which is described above); (ii) the total annual expenses of the portfolios (before expense limitations) set forth in the previous tables; and (iii) there is no waiver of the withdrawal charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

        EQUI-VEST(R) SERIES 100 AND 200 CONTRACTS -- FOR IRA CONTRACTS


---------------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE CONTRACT AT THE END OF THE APPLICABLE
                                    END OF THE APPLICABLE TIME PERIOD               TIME PERIOD
---------------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                        $898    $1,631    $2,386    $4,061    $350    $1,066    $1,804    $3,748
---------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                        $764    $1,233    $1,729    $2,741    $209    $  644    $1,105    $2,381
---------------------------------------------------------------------------------------------------------------


         EQUI-VEST(R) SERIES 100 AND 200 CONTRACTS -- FOR NQ CONTRACTS


---------------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE CONTRACT AT THE END OF THE APPLICABLE
                                    END OF THE APPLICABLE TIME PERIOD               TIME PERIOD
---------------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                        $898    $1,631    $2,386    $3,748    $350    $1,066    $1,804    $3,748
---------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                        $764    $1,233    $1,705    $2,381    $209    $  644    $1,105    $2,381
---------------------------------------------------------------------------------------------------------------

                                   FEE TABLE

                       EQUI-VEST(R) SERIES 300 CONTRACTS


---------------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE CONTRACT AT THE END OF THE APPLICABLE
                                    END OF THE APPLICABLE TIME PERIOD               TIME PERIOD
---------------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                        $899    $1,634    $2,391    $3,757    $351    $1,070    $1,809    $3,757
---------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                        $765    $1,236    $1,711    $2,392    $210    $  647    $1,111    $2,392
---------------------------------------------------------------------------------------------------------------


                       EQUI-VEST(R) SERIES 400 CONTRACTS


---------------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE CONTRACT AT THE END OF THE APPLICABLE
                                    END OF THE APPLICABLE TIME PERIOD               TIME PERIOD
---------------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                        $964    $1,822    $2,694    $4,350    $419    $1,269    $2,131    $4,350
---------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                        $830    $1,429    $2,052    $3,073    $278    $  852    $1,452    $3,073
---------------------------------------------------------------------------------------------------------------


                       EQUI-VEST(R) SERIES 500 CONTRACTS


---------------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE CONTRACT AT THE END OF THE APPLICABLE
                                    END OF THE APPLICABLE TIME PERIOD               TIME PERIOD
---------------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                        $964    $1,822    $2,694    $4,350    $419    $1,269    $2,131    $4,350
---------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                        $830    $1,429    $2,052    $3,073    $278    $  852    $1,452    $3,073
---------------------------------------------------------------------------------------------------------------


CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this prospectus, for the unit values and number of units outstanding as of the periods shown for each of the variable investment options, available as of December 31, 2017.

                                   FEE TABLE

1. Contract features and benefits

--------------------------------------------------------------------------------

In this prospectus, we use a "series" number when necessary to identify a particular contract. These series are no longer available for new purchasers. Information in this prospectus on these series is provided for our existing contract owners only. You can identify the EQUI-VEST(R) series you have by referring to your quarterly statement, or you may contact your financial professional, or you may call our toll-free number.

HOW YOU CAN CONTRIBUTE TO YOUR CONTRACT

A "contribution" means a payment made to us, from any source, with respect to the contract. The following table summarizes our current rules regarding contributions to your contract, which are subject to change. Depending on your contract type, we may refuse to accept subsequent contributions. We require a minimum contribution amount for each type of contract purchased. Maximum contribution limitations also apply. Under our automatic investment program, the minimum contribution amount is $20 and the maximum contribution amount is $500 per month. The automatic investment program and the payroll deduction program are subject to the contribution limitations and restrictions set forth in the chart below. We will return any contribution made under these programs that exceeds your contribution limit, if applicable, and your program will be cancelled. We discuss the automatic investment program and the payroll deduction program under "About methods of payment" in "More information" later in this Prospectus. All ages in the table refer to the age of the annuitant named in the contract.

We have exercised our right to discontinue acceptance of contributions to certain series and types of contracts as set forth in the chart below, including contributions made through our automatic investment program or a payroll deduction program. Contributions received at our processing office will be returned to you. This change has no effect on amounts that are already invested in your contract.

For certain other series and types of contracts, we have exercised our right to limit contributions to the contracts subject to the effective dates and contribution amounts set forth in the chart below, including contributions made through our automatic investment program or a payroll deduction program. Contribution limitations are per calendar year. If you contribute less than the limitation provides, you may not carry the difference forward to a subsequent calendar year.

For certain series and types of contracts, we also have the right to: (i) limit total contributions to $500,000 if the annuitant's current age is 75 or less;
(ii) limit total contributions to $250,000 if the annuitant's current age is 76-79; and (iii) discontinue acceptance of contributions if the annuitant's current age is 80 or greater.

Upon notice to you, we may exercise certain additional rights we have under the contract regarding contributions, including our right to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, for certain contract series, we may at any time exercise our rights to limit the number of variable investment options which you may elect. Other contribution limitations may be imposed by your contract or applicable state law. See "Tax information" later in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations.

--------------------------------------------------------------------------------
THE "ANNUITANT" IS THE PERSON WHO IS THE MEASURING LIFE FOR DETERMINING
CONTRACT BENEFITS. THE ANNUITANT IS NOT NECESSARILY THE CONTRACT OWNER.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE "CONTRACT DATE" IS THE EFFECTIVE DATE OF A CONTRACT. THIS USUALLY IS THE BUSINESS DAY WE RECEIVE THE PROPERLY COMPLETED AND SIGNED APPLICATION, ALONG WITH ANY OTHER REQUIRED DOCUMENTS, AND YOUR INITIAL CONTRIBUTION. YOUR CONTRACT DATE WILL BE SHOWN IN YOUR CONTRACT. THE 12-MONTH PERIOD BEGINNING ON YOUR CONTRACT DATE AND EACH 12-MONTH PERIOD AFTER THAT DATE IS A "CONTRACT YEAR."
THE END OF EACH 12-MONTH PERIOD IS YOUR "CONTRACT DATE ANNIVERSARY." FOR EXAMPLE, IF YOUR CONTRACT DATE IS MAY 1, YOUR CONTRACT DATE ANNIVERSARY IS
APRIL 30.
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
                                                            LIMITATION ON
                                       SOURCE OF            SUBSEQUENT
 CONTRACT TYPE   MINIMUM CONTRIBUTION  CONTRIBUTIONS        CONTRIBUTIONS
----------------------------------------------------------------------------------
NQ               $50                   .   After-tax money. SERIES 100 & 400
                                       .   Paid to us by    .   Acceptance of
                                           check or             contributions
                                           transfer of          has been
                                           contract value       discontinued./(1)/
                                           in a tax         SERIES 200
                                           deferred         .   Maximum limit
                                           exchange under       on
                                           Section 1035 of      contributions
                                           the internal         is $6,000 per
                                           revenue code.        calendar year.
                                       .   Paid to us by    SERIES 300
                                           an employer who  .   Maximum limit
                                           establishes a        on
                                           payroll              contributions
                                           deduction            is $6,000 per
                                           program.             calendar
                                                                year./(2)/
----------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------------
                                                                  LIMITATION ON
                                       SOURCE OF                  SUBSEQUENT
 CONTRACT TYPE   MINIMUM CONTRIBUTION  CONTRIBUTIONS              CONTRIBUTIONS
--------------------------------------------------------------------------------------
Traditional IRA  SERIES 100 & 200      .   "Regular"              SERIES 100
                 $20                       traditional IRA        (INDIVIDUAL)
                 SERIES 300 & 400          contributions          .   Acceptance of
                 $50                       either made by             contributions
                                           you or paid to             has been
                                           us by an                   discontinued.
                                           employer who           SERIES 100 (GROUP)
                                           establishes a          .   Direct
                                           payroll                    transfers are
                                           deduction                  no longer
                                           program.                   permitted.
                                       .   Additional             .   Maximum limit
                                           catch-up                   on
                                           contributions.             contributions
                                       .   Eligible                   is $6,500 per
                                           rollover                   calendar
                                           distributions              year/(3)(4)/
                                           from 403(b)                (subject to the
                                           plans,                     general tax
                                           qualified plans            limits below).
                                           and                    SERIES 200 & 400
                                           governmental           .   Maximum limit
                                           employer EDC               on
                                           plans.                     contributions
                                       .   Rollovers from             is $6,500 per
                                           another                    calendar
                                           traditional                year/(3)(4)/
                                           individual                 (subject to the
                                           retirement                 general tax
                                           arrangement.               limits below).
                                       .   Direct                 SERIES 300
                                           custodian-to-custodian .   Maximum limit
                                           transfers from             on
                                           other                      contributions
                                           traditional                is $6,500 per
                                           individual                 calendar
                                           retirement                 year/(2)(4)/
                                           arrangements.              (subject to the
                                                                      general tax
                                                                      limits below).
                                                                  GENERAL TAX LIMITS
                                                                  (ALL SERIES, EXCEPT
                                                                  SERIES 100
                                                                  (INDIVIDUAL))
                                                                  .   Regular IRA
                                                                      contributions
                                                                      may not exceed
                                                                      $5,500.
                                                                  .   Additional
                                                                      catch-up
                                                                      contributions
                                                                      of up to $1,000
                                                                      per calendar
                                                                      year where the
                                                                      owner is at
                                                                      least age 50
                                                                      but under age
                                                                      70 1/2 at any
                                                                      time during the
                                                                      calendar year
                                                                      for which the
                                                                      contribution is
                                                                      made.
                                                                  .   No regular IRA
                                                                      contributions
                                                                      in the year you
                                                                      turn age 70 1/2
                                                                      and thereafter.
                                                                  .   Rollover and
                                                                      direct transfer
                                                                      contributions
                                                                      after age
                                                                      70 1/2 must be
                                                                      net of required
                                                                      minimum income
                                                                      distributions.
--------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

---------------------------------------------------------------------------------
                                                             LIMITATION ON
                                        SOURCE OF            SUBSEQUENT
 CONTRACT TYPE   MINIMUM CONTRIBUTION   CONTRIBUTIONS        CONTRIBUTIONS
---------------------------------------------------------------------------------
Roth IRA and     SERIES 100 & 200       .   Regular Roth     SERIES 100
Roth Advantage   $20                        IRA              (INDIVIDUAL)
                 SERIES 300, 400 & 500      contributions    .   Acceptance of
                 $50                        either made by       contributions
                                            you or paid to       has been
                                            us by an             discontinued.
                                            employer who     SERIES 100 (GROUP)
                                            establishes a    .   Direct
                                            payroll              transfers are
                                            deduction            no longer
                                            program.             permitted.
                                        .   Additional       .   Maximum limit
                                            catch-up             on
                                            contributions.       contributions
                                        .   Rollovers from       is $6,500 per
                                            another Roth         calendar
                                            IRA.                 year/(3)(4)/
                                        .   Rollovers from       (subject to the
                                            a "designated        general tax
                                            Roth                 limits below).
                                            contribution     SERIES 200, 400 &
                                            account" under   500
                                            specified        .   Maximum limit
                                            retirement           on
                                            plans.               contributions
                                        .   Conversion           is $6,500 per
                                            rollovers from       calendar
                                            a traditional        year/(3)(4)/
                                            IRA or other         (subject to the
                                            eligible             general tax
                                            retirement plan.     limits below).
                                        .   Direct           SERIES 300
                                            transfers from   .   Maximum limit
                                            another Roth         on
                                            IRA.                 contributions
                                                                 is $6,500 per
                                                                 calendar
                                                                 year/(2)(4)/
                                                                 (subject to the
                                                                 general tax
                                                                 limits below).
                                                             GENERAL TAX LIMITS
                                                             (ALL SERIES, EXCEPT
                                                             SERIES 100
                                                             (INDIVIDUAL))
                                                             .   Regular Roth
                                                                 IRA
                                                                 contributions
                                                                 may not exceed
                                                                 $5,500.
                                                             .   Additional
                                                                 catch-up
                                                                 contributions
                                                                 of up to $1,000
                                                                 per calender
                                                                 year where the
                                                                 owner is at
                                                                 least age 50 at
                                                                 any time during
                                                                 the calendar
                                                                 year for which
                                                                 the
                                                                 contribution is
                                                                 made.
                                                             .   Contributions
                                                                 are subject to
                                                                 income limits
                                                                 and other tax
                                                                 rules. See
                                                                 "Contributions
                                                                 to Roth IRAs in
                                                                 "Tax
                                                                 information"
                                                                 later in this
                                                                 Prospectus.
---------------------------------------------------------------------------------
QP IRA           SERIES 100 & 200       .   Rollovers from   SERIES 100
                 $1,000                     a qualified      .   Acceptance of
                 SERIES 300 & 400           plan.                contributions
                 $2,500                 .   Rollovers from       has been
                                            a TSA.               discontinued.
                                        .   The              SERIES 200 & 400
                                            EQUI-VEST(R) QP  .   Maximum limit
                                            IRA contract is      on
                                            intended to be       contributions
                                            a conduit IRA        is $6,500 per
                                            to be used           calendar
                                            primarily for        year/(3)(4)/
                                            rollover             (subject to the
                                            contributions        general tax
                                            from a               guidelines
                                            qualified plan       below).
                                            or TSA,          SERIES 300
                                            although we      .   Maximum limit
                                            accept regular       on
                                            IRA                  contributions
                                            contributions        is $6,000 per
                                            (limits              calendar
                                            described above      year/(2)(4)/
                                            under                (subject to the
                                            "traditional         general tax
                                            IRA").               limits below).
                                                             GENERAL TAX
                                                             GUIDELINES (ALL
                                                             SERIES)
                                                             .   Rollover
                                                                 contributions
                                                                 after age
                                                                 70 1/2 must be
                                                                 net of required
                                                                 minimum
                                                                 distributions.
                                                             .   "Regular"
                                                                 after-tax
                                                                 contributions
                                                                 are not
                                                                 permitted.
---------------------------------------------------------------------------------

(1)This discontinuance does not apply to series 400 contracts issued in Maryland. Please see Appendix III later in this Prospectus.
(2)This limitation does not apply to series 300 contracts issued in Florida. Please see Appendix III later in this Prospectus.
(3)This limitation does not apply to series 400 and series 500 contracts issued in Florida or Maryland. Please see Appendix III later in this Prospectus.

(4)For regular contributions, the calendar year limitation includes (i) contributions made during a calendar year, and (ii) contributions made in the subsequent calendar year until the tax return filing deadline provided they are designated for the prior calendar year. For example, 2018 calendar year contributions will include regular contributions made at any time from January 1, 2018 through April 15, 2019, as long as you designate the contributions for 2018.

                        CONTRACT FEATURES AND BENEFITS

See "Tax information" later in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract, see "Dates and prices at which contract events occur" in "More information" later in this Prospectus. Please review your contract for information on contribution limitations.

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different than the owner. Under any type of IRA contract, the owner and annuitant must be the same person. Owners which are not individuals may be required to document their status to avoid 30% Foreign Account Tax Compliance Act ("FATCA") withholding from U.S.-source income.

HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be made by check drawn on a U.S. bank, in U.S. dollars, and made payable to "AXA Equitable." We may also apply contributions made pursuant to an intended Section 1035 tax-free exchange or a direct transfer. We do not accept third-party checks endorsed to us except for rollover contributions, contract exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

Additional contributions may also be made by wire transfer or our automatic investment program. The methods of payment are discussed in detail under "About other methods of payment" in "More information" later in this Prospectus.

Your initial contribution must generally be accompanied by an application and any other form we need to process the contribution. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain that information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information.

If additional contributions are permitted under the contract, generally, you may make additional contributions at any time. You may do so in single sum amounts, on a regular basis, or as your financial situation permits.

--------------------------------------------------------------------------------
OUR "BUSINESS DAY" IS GENERALLY ANY DAY THE NEW YORK STOCK EXCHANGE IS OPEN FOR REGULAR TRADING AND GENERALLY ENDS AT 4:00 P.M. EASTERN TIME (OR AS OF AN EARLIER CLOSE OF REGULAR TRADING). A BUSINESS DAY DOES NOT INCLUDE A DAY ON WHICH WE ARE NOT OPEN DUE TO EMERGENCY CONDITIONS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION. WE MAY ALSO CLOSE EARLY DUE TO SUCH EMERGENCY CONDITIONS. FOR MORE INFORMATION ABOUT OUR BUSINESS DAY AND OUR PRICING OF TRANSACTIONS, PLEASE SEE "DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR" IN "MORE INFORMATION" LATER IN THIS PROSPECTUS.
--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options are the variable investment options, the guaranteed interest option and the fixed maturity options.

VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives, and their advisers. Subject to the terms of your contract, we may exercise our rights to limit or terminate your contributions.

--------------------------------------------------------------------------------
YOU CAN CHOOSE FROM AMONG THE VARIABLE INVESTMENT OPTIONS, THE GUARANTEED INTEREST OPTION AND THE FIXED MATURITY OPTIONS.
--------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

PORTFOLIOS OF THE TRUSTS


We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment adviser of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, AXA FMG has entered into sub-advisory agreements with one or more other investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.


You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG receives management fees and administrative fees in connection with the services it provides to the affiliated Portfolios. As such, it is generally more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.


As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable and/or its affiliates may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.


Some affiliated Portfolios invest in other affiliated Portfolios (the "AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.


As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy") and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.


The AXA Managed Volatility Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy, and the AXA Fund of Fund Portfolios that invest in Portfolios that use the AXA volatility management strategy, are identified below in the chart by a "(check mark)" under the column entitled "Volatility Management."

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. During rising markets, the AXA volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy (or, in the case of the AXA Fund of Fund Portfolios, invest exclusively in other Portfolios that do not use the AXA volatility management strategy). Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the AXA volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified below in the chart by a "(delta)" under the column entitled "Volatility Management." Any such unaffiliated Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

                        CONTRACT FEATURES AND BENEFITS

ASSET TRANSFER PROGRAM. Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program
(ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

(b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.


-------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP                                                               INVESTMENT ADVISER (OR
 TRUST -                                                                       SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME      SHARE CLASS  OBJECTIVE                                    AS APPLICABLE)         MANAGEMENT
-------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE        Class B     Seeks to achieve long-term capital           .   AXA Equitable      (check mark)
  ALLOCATION                      appreciation.                                    Funds Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE      Class B     Seeks to achieve a high level of current     .   AXA Equitable      (check mark)
  ALLOCATION                      income.                                          Funds Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------------------
AXA                   Class B     Seeks to achieve current income and          .   AXA Equitable      (check mark)
  CONSERVATIVE-PLUS               growth of capital, with a greater                Funds Management
  ALLOCATION                      emphasis on current income.                      Group, LLC
-------------------------------------------------------------------------------------------------------------------
AXA MODERATE          Class A     Seeks to achieve long-term capital           .   AXA Equitable      (check mark)
  ALLOCATION                      appreciation and current income.                 Funds Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS     Class B     Seeks to achieve long-term capital           .   AXA Equitable      (check mark)
  ALLOCATION                      appreciation and current income, with a          Funds Management
                                  greater emphasis on capital appreciation.        Group, LLC
-------------------------------------------------------------------------------------------------------------------
CHARTER/SM/           Class A     Seeks to achieve high total return through   .   AXA Equitable
  MULTI-SECTOR BOND               a combination of current income and              Funds Management
                                  capital appreciation.                            Group, LLC
-------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL     Class B     Seeks to achieve long-term growth of         .   AXA Equitable
  CAP GROWTH                      capital.                                         Funds Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL     Class B     Seeks to achieve long-term growth of         .   AXA Equitable
  CAP VALUE                       capital.                                         Funds Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------------------
TARGET 2015           Class B     Seeks the highest total return over time     .   AXA Equitable
  ALLOCATION                      consistent with its asset mix. Total return      Funds Management
                                  includes capital growth and income.              Group, LLC
-------------------------------------------------------------------------------------------------------------------
TARGET 2025           Class B     Seeks the highest total return over time     .   AXA Equitable
  ALLOCATION                      consistent with its asset mix. Total return      Funds Management
                                  includes capital growth and income.              Group, LLC
-------------------------------------------------------------------------------------------------------------------
TARGET 2035           Class B     Seeks the highest total return over time     .   AXA Equitable
  ALLOCATION                      consistent with its asset mix. Total return      Funds Management
                                  includes capital growth and income.              Group, LLC
-------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP                                                               INVESTMENT ADVISER (OR
 TRUST -                                                                       SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME      SHARE CLASS  OBJECTIVE                                    AS APPLICABLE)         MANAGEMENT
-----------------------------------------------------------------------------------------------------------------
TARGET 2045           Class B     Seeks the highest total return over time     .   AXA Equitable
  ALLOCATION                      consistent with its asset mix. Total return      Funds Management
                                  includes capital growth and income.              Group, LLC
-----------------------------------------------------------------------------------------------------------------
TARGET 2055           Class B     Seeks the highest total return over time     .   AXA Equitable
  ALLOCATION                      consistent with its asset mix. Total return      Funds Management
                                  includes capital growth and income.              Group, LLC


------------------------------------------------------------------------------------------------------------------
                                                                              INVESTMENT ADVISER (OR
 EQ ADVISORS TRUST -                                                          SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME       SHARE CLASS  OBJECTIVE                                  AS APPLICABLE)         MANAGEMENT
------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE     Class IB    Seeks to achieve total return from long-   .   DoubleLine
  DYNAMIC ALLOCATION               term capital appreciation and income.          Capital LP
------------------------------------------------------------------------------------------------------------------
1290 VT EQUITY         Class IB    Seeks a combination of growth and          .   Barrow, Hanley,
  INCOME                           income to achieve an above-average and         Mewhinney &
                                   consistent total return.                       Strauss LLC
------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO          Class IB    Seeks to achieve capital appreciation.     .   GAMCO Asset
  MERGERS &                                                                       Management, Inc.
  ACQUISITIONS
------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL    Class IB    Seeks to maximize capital appreciation.    .   GAMCO Asset
  COMPANY VALUE                                                                   Management, Inc.
------------------------------------------------------------------------------------------------------------------
1290 VT HIGH YIELD     Class IB    Seeks to maximize current income.          .   AXA Equitable
  BOND                                                                            Funds Management
                                                                                  Group, LLC
                                                                              .   AXA Investment
                                                                                  Managers, Inc.
                                                                              .   Post Advisory
                                                                                  Group, LLP
------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY       Class IB    Seeks to track the investment results of   .   BlackRock
  RESPONSIBLE                      the MSCI KLD 400 Social Index.                 Investment
                                                                                  Management, LLC
------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH -     Class IB    Seeks long-term capital appreciation and   .   AXA Equitable
  ALT 20                           current income.                                Funds Management
                                                                                  Group, LLC
------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED        Class IB    Seeks to achieve long-term growth of       .   AllianceBernstein  (check mark)
  VOLATILITY                       capital with an emphasis on risk-adjusted      L.P.
                                   returns and managing volatility in the     .   AXA Equitable
                                   Portfolio.                                     Funds Management
                                                                                  Group, LLC
                                                                              .   BlackRock
                                                                                  Investment
                                                                                  Management, LLC
------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED        Class IB    Seeks to achieve long-term growth of       .   AllianceBernstein  (check mark)
  VOLATILITY                       capital with an emphasis on risk-adjusted      L.P.
                                   returns and managing volatility in the     .   AXA Equitable
                                   Portfolio.                                     Funds Management
                                                                                  Group, LLC
                                                                              .   BlackRock
                                                                                  Investment
                                                                                  Management, LLC
------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED       Class IB    Seeks to achieve long-term growth of       .   AllianceBernstein  (check mark)
  VOLATILITY                       capital with an emphasis on risk-adjusted      L.P.
                                   returns and managing volatility in the     .   AXA Equitable
                                   Portfolio.                                     Funds Management
                                                                                  Group, LLC
                                                                              .   BlackRock
                                                                                  Investment
                                                                                  Management, LLC
------------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC         Class IB    Seeks to achieve total return from long-   .   AllianceBernstein    (delta)
  MODERATE GROWTH                  term growth of capital and income.             L.P.
------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------------------------------------------
                                                                                INVESTMENT ADVISER (OR
 EQ ADVISORS TRUST -                                                            SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME       SHARE CLASS  OBJECTIVE                                    AS APPLICABLE)         MANAGEMENT
--------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP       Class IB    Seeks to achieve long-term growth of         .   AllianceBernstein
  GROWTH                           capital.                                         L.P.
                                                                                .   AXA Equitable
                                                                                    Funds Management
                                                                                    Group, LLC
--------------------------------------------------------------------------------------------------------------------
AXA BALANCED           Class IB    Seeks long-term capital appreciation and     .   AXA Equitable      (check mark)
  STRATEGY                         current income.                                  Funds Management
                                                                                    Group, LLC
--------------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE        Class IB    Seeks to Achieve long-term capital           .   ClearBridge
  LARGE CAP GROWTH                 growth.                                          Investments, LLC
--------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE       Class IB    Seeks current income and growth of           .   AXA Equitable      (check mark)
  GROWTH STRATEGY                  capital, with a greater emphasis on              Funds Management
                                   current income.                                  Group, LLC
--------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE       Class IB    Seeks a high level of current income.        .   AXA Equitable      (check mark)
  STRATEGY                                                                          Funds Management
                                                                                    Group, LLC
--------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN           Class IB    Seeks to maximize income while               .   AXA Equitable      (check mark)
  BALANCED MANAGED                 maintaining prospects for capital                Funds Management
  VOLATILITY                       appreciation with an emphasis on risk-           Group, LLC
                                   adjusted returns and managing volatility in  .   BlackRock
                                   the Portfolio.                                   Investment
                                                                                    Management, LLC
                                                                                .   Franklin
                                                                                    Advisers, Inc.
--------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL     Class IB    Seeks to achieve long-term total return      .   AXA Equitable      (check mark)
  CAP VALUE MANAGED                with an emphasis on risk-adjusted returns        Funds Management
  VOLATILITY                       and managing volatility in the Portfolio.        Group, LLC
                                                                                .   BlackRock
                                                                                    Investment
                                                                                    Management, LLC
                                                                                .   Franklin Advisory
                                                                                    Services, LLC
--------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN           Class IB    Primarily seeks capital appreciation and     .   AXA Equitable      (check mark)
  TEMPLETON                        secondarily seeks income.                        Funds Management
  ALLOCATION                                                                        Group, LLC
  MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY      Class IB    Seeks to achieve long-term capital           .   AXA Equitable      (check mark)
  MANAGED VOLATILITY               appreciation with an emphasis on risk-           Funds Management
                                   adjusted returns and managing volatility         Group, LLC
                                   in the Portfolio.                            .   BlackRock
                                                                                    Investment
                                                                                    Management, LLC
                                                                                .   Morgan Stanley
                                                                                    Investment
                                                                                    Management Inc.
                                                                                .   OppenheimerFunds,
                                                                                    Inc.
--------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL      Class IB    Seeks to achieve long-term growth of         .   AXA Equitable      (check mark)
  CORE MANAGED                     capital with an emphasis on risk-adjusted        Funds Management
  VOLATILITY                       returns and managing volatility in the           Group, LLC
                                   Portfolio.                                   .   BlackRock
                                                                                    Investment
                                                                                    Management, LLC
                                                                                .   EARNEST Partners,
                                                                                    LLC
                                                                                .   Federated Global
                                                                                    Investment
                                                                                    Management Corp.
                                                                                .   Massachusetts
                                                                                    Financial
                                                                                    Services Company
                                                                                    d/b/a MFS
                                                                                    Investment
                                                                                    Management
--------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------
                                                                              INVESTMENT ADVISER (OR
 EQ ADVISORS TRUST -                                                          SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME       SHARE CLASS  OBJECTIVE                                  AS APPLICABLE)         MANAGEMENT
------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL      Class IB    Seeks to achieve long-term growth of       .   AllianceBernstein  (check mark)
  MANAGED VOLATILITY               capital with an emphasis on risk-adjusted      L.P.
                                   returns and managing volatility in the     .   AXA Equitable
                                   Portfolio.                                     Funds Management
                                                                                  Group, LLC
                                                                              .   BlackRock
                                                                                  Investment
                                                                                  Management, LLC
------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL      Class IB    Seeks to provide current income and long-  .   AXA Equitable      (check mark)
  VALUE MANAGED                    term growth of income, accompanied by          Funds Management
  VOLATILITY                       growth of capital with an emphasis on          Group, LLC
                                   risk-adjusted returns and managing         .   BlackRock
                                   volatility in the Portfolio.                   Investment
                                                                                  Management, LLC
                                                                              .   Northern Cross,
                                                                                  LLC
------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE   Class IB    Seeks to achieve capital growth.           .   Janus Capital
                                                                                  Management LLC
------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE     Class IB    Seeks to achieve long-term growth of       .   AXA Equitable      (check mark)
  MANAGED VOLATILITY               capital with an emphasis on risk-adjusted      Funds Management
                                   returns and managing volatility in the         Group, LLC
                                   Portfolio.                                 .   BlackRock
                                                                                  Investment
                                                                                  Management, LLC
                                                                              .   Capital Guardian
                                                                                  Trust Company
                                                                              .   Thornburg
                                                                                  Investment
                                                                                  Management, Inc.
                                                                              .   Vaughan Nelson
                                                                                  Investment
                                                                                  Management
------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP          Class IB    Seeks to provide long-term capital growth  .   AXA Equitable      (check mark)
  GROWTH MANAGED                   with an emphasis on risk-adjusted returns      Funds Management
  VOLATILITY                       and managing volatility in the Portfolio.      Group, LLC
                                                                              .   BlackRock
                                                                                  Investment
                                                                                  Management, LLC
                                                                              .   HS Management
                                                                                  Partners, LLC
                                                                              .   Loomis, Sayles &
                                                                                  Company, L.P.
                                                                              .   Polen Capital
                                                                                  Management, LLC
                                                                              .   T. Rowe Price
                                                                                  Associates, Inc.
------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE    Class IA    Seeks to achieve long-term growth of       .   AllianceBernstein  (check mark)
  MANAGED VOLATILITY               capital with an emphasis on risk-adjusted      L.P.
                                   returns and managing volatility in the     .   AXA Equitable
                                   Portfolio.                                     Funds Management
                                                                                  Group, LLC
                                                                              .   BlackRock
                                                                                  Investment
                                                                                  Management, LLC
                                                                              .   Massachusetts
                                                                                  Financial
                                                                                  Services Company
                                                                                  d/b/a MFS
                                                                                  Investment
                                                                                  Management
------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES      Class IB    Seeks to achieve capital appreciation.     .   Loomis, Sayles &
  GROWTH                                                                          Company, L.P.
------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

----------------------------------------------------------------------------------------------------------------------
                                                                                  INVESTMENT ADVISER (OR
 EQ ADVISORS TRUST -                                                              SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME       SHARE CLASS  OBJECTIVE                                      AS APPLICABLE)         MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE      Class IB    Seeks to achieve long-term capital             .   AXA Equitable      (check mark)
  MANAGED VOLATILITY               appreciation with an emphasis on risk-             Funds Management
                                   adjusted returns and managing volatility in        Group, LLC
                                   the Portfolio.                                 .   BlackRock
                                                                                      Investment
                                                                                      Management, LLC
                                                                                  .   Diamond Hill
                                                                                      Capital
                                                                                      Management, Inc.
                                                                                  .   Wellington
                                                                                      Management
                                                                                      Company, LLP
----------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH    Class IB    Seeks long-term capital appreciation and       .   AXA Equitable      (check mark)
  STRATEGY                         current income, with a greater emphasis            Funds Management
                                   on current income.                                 Group, LLC
----------------------------------------------------------------------------------------------------------------------
AXA/MUTUAL LARGE       Class IB    Seeks to achieve capital appreciation,         .   AXA Equitable      (check mark)
  CAP EQUITY                       which may occasionally be short-term, with         Funds Management
  MANAGED VOLATILITY               an emphasis on risk adjusted returns and           Group, LLC
                                   managing volatility in the Portfolio.          .   BlackRock
                                                                                      Investment
                                                                                      Management, LLC
                                                                                  .   Franklin Mutual
                                                                                      Advisers, LLC
----------------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON          Class IB    Seeks to achieve long-term capital growth      .   AXA Equitable      (check mark)
  GLOBAL EQUITY                    with an emphasis on risk adjusted returns          Funds Management
  MANAGED VOLATILITY               and managing volatility in the Portfolio.          Group, LLC
                                                                                  .   BlackRock
                                                                                      Investment
                                                                                      Management, LLC
                                                                                  .   Templeton Global
                                                                                      Advisors Limited
----------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC     Class IB    Seeks to achieve capital appreciation and      .   BlackRock
  VALUE EQUITY                     secondarily, income.                               Investment
                                                                                      Management, LLC
----------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN    Class IB    Seeks to achieve long-term growth of           .   Capital Guardian
  RESEARCH                         capital.                                           Trust Company
----------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK        Class IA    Seeks to achieve a total return before         .   AllianceBernstein
  INDEX                            expenses that approximates the total               L.P.
                                   return performance of the Russell 3000(R)
                                   Index, including reinvestment of
                                   dividends, at a risk level consistent with
                                   that of the Russell 3000(R) Index.
----------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX     Class IB    Seeks to achieve a total return before         .   SSgA Funds
                                   expenses that approximates the total               Management, Inc.
                                   return performance of the Bloomberg
                                   Barclays U.S. Intermediate Government/
                                   Credit Bond Index, including reinvestment
                                   of dividends, at a risk level consistent with
                                   that of the Bloomberg Barclays U.S.
                                   Intermediate Government/Credit Bond
                                   Index.
----------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS    Class IB    Seeks to achieve long-term growth of           .   AllianceBernstein
  EQUITY PLUS                      capital.                                           L.P.
                                                                                  .   AXA Equitable
                                                                                      Funds Management
                                                                                      Group, LLC
                                                                                  .   EARNEST Partners,
                                                                                      LLC
----------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------
                                                                               INVESTMENT ADVISER (OR
 EQ ADVISORS TRUST -                                                           SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME       SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)         MANAGEMENT
-----------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX    Class IA    Seeks to achieve a total return before      .   AllianceBernstein
                                   expenses that approximates the total            L.P.
                                   return performance of the Standard &
                                   Poor's 500 Composite Stock Price Index,
                                   including reinvestment of dividends, at a
                                   risk level consistent with that of the
                                   Standard & Poor's 500 Composite Stock
                                   Price Index.
-----------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS    Class IB    Seeks to achieve capital growth and         .   AXA Equitable
                                   current income.                                 Funds Management
                                                                                   Group, LLC
                                                                               .   BlackRock
                                                                                   Investment
                                                                                   Management, LLC
                                                                               .   Wells Capital
                                                                                   Management, Inc.
                                                                               .   Wells Fargo Asset
                                                                                   Management
                                                                                   (International),
                                                                                   LLC
-----------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE        Class IA    Seeks to achieve a total return before      .   SSgA Funds
  GOVERNMENT BOND                  expenses that approximates the total            Management, Inc.
                                   return performance of the Bloomberg
                                   Barclays U.S. Intermediate Government
                                   Bond Index, including reinvestment of
                                   dividends, at a risk level consistent with
                                   that of the Bloomberg Barclays U.S.
                                   Intermediate Government Bond Index.
-----------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL       Class IA    Seeks to achieve a total return (before     .   AllianceBernstein
  EQUITY INDEX                     expenses) that approximates the total           L.P.
                                   return performance of a composite index
                                   comprised of 40% DJ Euro STOXX 50
                                   Index, 25% FTSE 100 Index, 25% TOPIX
                                   Index, and 10% S&P/ASX 200 Index,
                                   including reinvestment of dividends, at a
                                   risk level consistent with that of the
                                   composite index.
-----------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK    Class IB    Seeks to achieve capital growth and         .   Invesco Advisers,
                                   income.                                         Inc.
-----------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE      Class IB    Seeks to achieve long-term capital          .   J.P. Morgan
  OPPORTUNITIES                    appreciation.                                   Investment
                                                                                   Management Inc.
-----------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH    Class IB    Seeks to achieve a total return before      .   AllianceBernstein
  INDEX                            expenses that approximates the total            L.P.
                                   return performance of the Russell 1000(R)
                                   Growth Index, including reinvestment of
                                   dividends at a risk level consistent with
                                   that of the Russell 1000(R) Growth Index.
-----------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE     Class IB    Seeks to achieve a total return before      .   SSgA Funds
  INDEX                            expenses that approximates the total            Management, Inc.
                                   return performance of the Russell 1000(R)
                                   Value Index, including reinvestment of
                                   dividends, at a risk level consistent with
                                   that of the Russell 1000(R) Value Index.
-----------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------
                                                                               INVESTMENT ADVISER (OR
 EQ ADVISORS TRUST -                                                           SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME       SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)         MANAGEMENT
-----------------------------------------------------------------------------------------------------------------
EQ/MFS                 Class IB    Seeks to achieve capital appreciation.      .   Massachusetts
  INTERNATIONAL                                                                    Financial
  GROWTH                                                                           Services Company
                                                                                   d/b/a MFS
                                                                                   Investment
                                                                                   Management
-----------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX       Class IB    Seeks to achieve a total return before      .   SSgA Funds
                                   expenses that approximates the total            Management, Inc.
                                   return performance of the Standard &
                                   Poor's Mid Cap 400 Index, including
                                   reinvestment of dividends, at a risk level
                                   consistent with that of the Standard &
                                   Poor's Mid Cap 400 Index.
-----------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET/(1)/   Class IA    Seeks to obtain a high level of current     .   The Dreyfus
                                   income, preserve its assets and maintain        Corporation
                                   liquidity.
-----------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER         Class IB    Seeks to achieve capital appreciation.      .   OppenheimerFunds,
  GLOBAL                                                                           Inc.
-----------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL        Class IB    Seeks to achieve maximum real return,       .   Pacific
  REAL RETURN                      consistent with preservation of capital         Investment
                                   and prudent investment management.              Management
                                                                                   Company LLC
-----------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA         Class IB    Seeks to generate a return in excess of     .   Pacific
  SHORT BOND                       traditional money market products while         Investment
                                   maintaining an emphasis on preservation         Management
                                   of capital and liquidity.                       Company LLC
-----------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS   Class IA    Seeks to achieve high current income        .   AllianceBernstein
                                   consistent with moderate risk to capital.       L.P.
                                                                               .   AXA Equitable
                                                                                   Funds Management
                                                                                   Group, LLC
                                                                               .   Pacific
                                                                                   Investment
                                                                                   Management
                                                                                   Company LLC
-----------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY       Class IB    Seeks to replicate as closely as possible   .   AllianceBernstein
  INDEX                            (before expenses) the total return of the       L.P.
                                   Russell 2000(R) Index.
-----------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE       Class IB    Seeks to achieve long-term capital          .   T. Rowe Price
  GROWTH STOCK                     appreciation and secondarily, income.           Associates, Inc.
-----------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND      Class IB    Seeks to achieve total return through       .   UBS Global Asset
  INCOME                           capital appreciation with income as a           Management
                                   secondary consideration.                        (Americas) Inc.
-----------------------------------------------------------------------------------------------------------------
MULTIMANAGER           Class IA    Seeks to achieve long-term growth of        .   AllianceBernstein
  AGGRESSIVE EQUITY                capital.                                        L.P.
                                                                               .   AXA Equitable
                                                                                   Funds Management
                                                                                   Group, LLC
                                                                               .   ClearBridge
                                                                                   Investments, LLC
                                                                               .   Scotia
                                                                                   Institutional
                                                                                   Asset Management
                                                                                   US, Ltd.
                                                                               .   T. Rowe Price
                                                                                   Associates, Inc.
                                                                               .   Westfield Capital
                                                                                   Management
                                                                                   Company, L.P.
-----------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------
                                                                               INVESTMENT ADVISER (OR
 EQ ADVISORS TRUST -                                                           SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME       SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)         MANAGEMENT
-----------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE      Class IB    Seeks to achieve a balance of high current  .   AXA Equitable
  BOND                             income and capital appreciation,                Funds Management
                                   consistent with a prudent level of risk.        Group, LLC
                                                                               .   BlackRock
                                                                                   Financial
                                                                                   Management, Inc.
                                                                               .   DoubleLine
                                                                                   Capital L.P.
                                                                               .   Pacific
                                                                                   Investment
                                                                                   Management
                                                                                   Company LLC
                                                                               .   SSgA Funds
                                                                                   Management, Inc.
-----------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID       Class IB    Seeks to achieve long-term growth of        .   AllianceBernstein
  CAP GROWTH                       capital.                                        L.P.
                                                                               .   AXA Equitable
                                                                                   Funds Management
                                                                                   Group, LLC
                                                                               .   BlackRock
                                                                                   Investment
                                                                                   Management, LLC
                                                                               .   Franklin
                                                                                   Advisers, Inc.
                                                                               .   Wellington
                                                                                   Management
                                                                                   Company, LLP
-----------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID       Class IB    Seeks to achieve long-term growth of        .   AXA Equitable
  CAP VALUE                        capital.                                        Funds Management
                                                                                   Group, LLC
                                                                               .   BlackRock
                                                                                   Investment
                                                                                   Management, LLC
                                                                               .   Diamond Hill
                                                                                   Capital
                                                                                   Management, Inc.
                                                                               .   Lord, Abbett &
                                                                                   Co. LLC
-----------------------------------------------------------------------------------------------------------------
MULTIMANAGER           Class IB    Seeks to achieve long-term growth of        .   Allianz Global
  TECHNOLOGY                       capital.                                        Investors U.S. LLC
                                                                               .   AXA Equitable
                                                                                   Funds Management
                                                                                   Group, LLC
                                                                               .   SSgA Funds
                                                                                   Management, Inc.
                                                                               .   Wellington
                                                                                   Management
                                                                                   Company, LLP


----------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE                                                                    INVESTMENT ADVISER (OR
 FUNDS) - SERIES II                                                           SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                AS APPLICABLE)
----------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL  The fund's investment objective is total return through  .   Invesco Advisers,
  REAL ESTATE FUND   growth of capital and current income.                        Inc.
                                                                              .   Sub-Adviser:
                                                                                  Invesco Asset
                                                                                  Management Limited
----------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH    The fund's investment objective is total return,         .   Invesco Advisers,
  YIELD FUND         comprised of current income and capital appreciation.        Inc.
                                                                              .   Sub-Adviser:
                                                                                  Invesco Canada
                                                                                  Ltd.
----------------------------------------------------------------------------------------------------
INVESCO V.I.         The fund's investment objective is long-term growth of   .   Invesco Advisers,
  INTERNATIONAL      capital.                                                     Inc.
  GROWTH FUND
----------------------------------------------------------------------------------------------------
INVESCO V.I. MID     The fund's investment objective is long-term growth of   .   Invesco Advisers,
  CAP CORE EQUITY    capital.                                                     Inc.
  FUND
----------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL   The fund's investment objective is long-term growth of   .   Invesco Advisers,
  CAP EQUITY FUND    capital.                                                     Inc.
----------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
 INSURANCE SERIES(R)                                                           INVESTMENT ADVISER (OR
 - CLASS 4 SHARES                                                              SUB-ADVISER(S),
 PORTFOLIO NAME       OBJECTIVE                                                AS APPLICABLE)
-----------------------------------------------------------------------------------------------------
BOND FUND             The fund's investment objective is to provide as high a  .   Capital Research
                      level of current income as is consistent with the            and Management
                      preservation of capital.                                     Company


----------------------------------------------------------------------------------
 FIDELITY(R)
 VARIABLE INSURANCE
 PRODUCTS (VIP) -                                           INVESTMENT ADVISER (OR
 SERVICE CLASS 2                                            SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                              AS APPLICABLE)
----------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks long-term capital appreciation.  .   Fidelity
  CONTRAFUND(R)                                                 Management and
  PORTFOLIO                                                     Research Company
                                                                (FMR)


----------------------------------------------------------------------------------
 GOLDMAN SACHS
 VARIABLE
 INSURANCE TRUST -                                          INVESTMENT ADVISER (OR
 SERVICE SHARES                                             SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                              AS APPLICABLE)
----------------------------------------------------------------------------------
GOLDMAN SACHS VIT    Seeks long-term capital appreciation.  .   Goldman Sachs
  MID CAP VALUE FUND                                            Asset Management,
                                                                L.P.


--------------------------------------------------------------------------------------------------
 IVY VARIABLE
 INSURANCE                                                                  INVESTMENT ADVISER (OR
 PORTFOLIOS                                                                 SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                              AS APPLICABLE)
--------------------------------------------------------------------------------------------------
IVY VIP ENERGY       To seek to provide capital growth and appreciation.    .   Ivy Investment
                                                                                Management
                                                                                Company (IICO)
--------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME  To seek to provide total return through a combination  .   Ivy Investment
                     of high current income and capital appreciation.           Management
                                                                                Company (IICO)
--------------------------------------------------------------------------------------------------
IVY VIP MID CAP      To seek to provide growth of capital.                  .   Ivy Investment
  GROWTH                                                                        Management
                                                                                Company (IICO)
--------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP    To seek to provide growth of capital.                  .   Ivy Investment
  GROWTH                                                                        Management
                                                                                Company (IICO)


----------------------------------------------------------------------------------
 LAZARD RETIREMENT
 SERIES, INC. -                                             INVESTMENT ADVISER (OR
 SERVICE SHARES                                             SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                              AS APPLICABLE)
----------------------------------------------------------------------------------
LAZARD RETIREMENT    Seeks long-term capital appreciation.  .   Lazard Asset
  EMERGING MARKETS                                              Management LLC
  EQUITY PORTFOLIO


-----------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS -                                                            INVESTMENT ADVISER (OR
 SERVICE CLASS                                                                 SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                 AS APPLICABLE)
-----------------------------------------------------------------------------------------------------
MFS(R)               The fund's investment objective is to seek capital        .   Massachusetts
  INTERNATIONAL      appreciation.                                                 Financial
  VALUE PORTFOLIO                                                                  Services Company
-----------------------------------------------------------------------------------------------------
MFS(R) INVESTORS     The fund's investment objective is to seek capital        .   Massachusetts
  TRUST SERIES       appreciation.                                                 Financial
                                                                                   Services Company
-----------------------------------------------------------------------------------------------------
MFS(R)               The fund's investment objective is to seek capital        .   Massachusetts
  MASSACHUSSETS      appreciation.                                                 Financial
  INVESTORS GROWTH                                                                 Services Company
  STOCK PORTFOLIO
-----------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY    The fund's investment objective is to seek capital        .   Massachusetts
  PORTFOLIO          appreciation.                                                 Financial
                                                                                   Services Company
-----------------------------------------------------------------------------------------------------
MFS(R) UTILITIES     The fund's investment objective is to seek total return.  .   Massachusetts
  SERIES                                                                           Financial
                                                                                   Services Company


------------------------------------------------------------------------------------------------------
 VANECK VIP TRUST -                                                             INVESTMENT ADVISER (OR
 S CLASS                                                                        SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                  AS APPLICABLE)
------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL    Seeks long-term capital appreciation by investing          .   Van Eck
  HARD ASSETS FUND   primarily in hard asset securities. Income is a secondary      Associates
                     consideration.                                                 Corporation
------------------------------------------------------------------------------------------------------





(1)The Portfolio operates as a "government money market fund." The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF THE TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT (800) 628-6673.

                        CONTRACT FEATURES AND BENEFITS

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account in "More information" later in this Prospectus.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. The rate may be different depending upon certain factors including the type and series of your contract and when the allocation is made. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)the minimum interest rate guaranteed over the life of the contract,

(2)the annual minimum guaranteed interest rate for the calendar year, and

(3)the current interest rate.

We set current interest rates periodically, according to our procedures that we have in effect at the time. All interest rates are effective annual rates, but before deduction of annual administrative charges or any withdrawal charges.


The annual minimum guaranteed interest rate for 2018 ranges from 1.00% to 3.00% depending on the lifetime guaranteed minimum rate of your contract. Depending on your contract type, contract series, and the state where your contract is issued, the lifetime minimum guaranteed interest rate ranges from 1.00% to 3.00% (may be 4.00% for series 100 NQ contracts in certain states). The lifetime minimum guaranteed interest rate is shown in your contract. The annual minimum guaranteed interest rate will never be less than the lifetime minimum guaranteed interest rate. Current interest rates will never be less than the annual minimum guaranteed interest rate.


FIXED MATURITY OPTIONS

We offer fixed maturity options with maturity dates generally ranging from one to ten years (one to seven in Oregon). We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied the rate to maturity is 3%. This means that at points in time there may be no fixed maturity options available. You can allocate your contributions to one or more of these fixed maturity options. However, you may not allocate more than one contribution to any one fixed maturity option. These amounts become part of a non-unitized separate account. They will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount." Your financial professional can provide you with the approval status of the fixed maturity options in your state.

--------------------------------------------------------------------------------
FIXED MATURITY OPTIONS GENERALLY RANGE FROM ONE TO TEN YEARS TO MATURITY.
--------------------------------------------------------------------------------

The rate to maturity you will receive for each fixed maturity option is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution.

On the maturity date of a fixed maturity option your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amount will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."

FIXED MATURITY OPTIONS AND MATURITY DATES. We currently offer fixed maturity options ending on June 15th for maturity years ranging from one through ten (seven in Oregon). Not all fixed maturity options will be available for annuitant ages 76 and above. See "Allocating your contributions" below. As fixed maturity options expire, we expect to add maturity years so that generally ten fixed maturity options are available at any time.

We will not accept allocations to a fixed maturity option if on the date the contribution is to be applied:

..   you previously allocated a contribution or made a transfer to the same fixed maturity option; or

..   the rate to maturity is 3%; or

..   the fixed maturity option's maturity date is within 45 days; or

..   the fixed maturity option's maturity date is later than the date annuity payments are to begin.

YOUR CHOICES AT THE MATURITY DATE. We will notify you at least 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the conditions listed above or in "Allocating your contributions" below would apply:

(a)transfer the maturity value into another available fixed maturity option, or into any of the variable investment options; or

(b)withdraw the maturity value (there may be a withdrawal charge).

If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the next available fixed maturity option (or another investment option if we are required to do so by any state regulation). For more information see "About our fixed maturity options" in "More information" later in this Prospectus. We may change our procedures in the future.

MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender or termination of your contract, or when we make deductions for charges) from a fixed maturity option before it matures we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. The amount of the adjustment will depend on two factors:

(a)the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and

(b)the length of time remaining until the maturity date.

                        CONTRACT FEATURES AND BENEFITS

In general, if interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this Prospectus. Appendix II at the end of this prospectus provides an example of how the market value adjustment is calculated.

SELECTING YOUR INVESTMENT METHOD

You must choose one of the following methods for selecting your investment options:

..   MAXIMUM INVESTMENT OPTIONS CHOICE. Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A and B in the investment options chart. You can make transfers whenever you choose. However, there will be restrictions on the amount you can transfer out of the guaranteed interest option listed in A.

..   MAXIMUM TRANSFER FLEXIBILITY. Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A in the investment options chart and no transfer restrictions will apply.

TEMPORARY REMOVAL OF TRANSFER RESTRICTIONS THAT APPLY TO THE INVESTMENT METHODS. From time to time, we may remove certain restrictions that apply to your investment method. If we do so, we will tell you. For example, if you elect the "Maximum investment options choice" method, for a limited time, there will be no restrictions on the amount you can transfer out of the guaranteed interest option listed in group "A." If you elect the "Maximum transfer flexibility" method, for a limited time, you will be able to use the fixed income variable investment options listed in group "B" as well as the fixed maturity options.

We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if you elect the "Maximum investment options choice" method, limits on transfers out of the guaranteed interest option will again apply. If you elect the "Maximum transfer flexibility" method, you will no longer be permitted to allocate new contributions to, or transfer amounts into the variable investment options in group "B" (including through our rebalancing program) or the fixed maturity options. However, amounts that are in any investment options that are not available under "Maximum transfer flexibility" can remain in these options.


VARIABLE INVESTMENT OPTIONS

A
--------------------------------------------------------------------------------
.. Guaranteed Investment Option
--------------------------------------------------------------------------------

DOMESTIC EQUITY
--------------------------------------------------------------------------------

.. 1290 VT Equity Income
.. 1290 VT GAMCO Mergers & Acquisitions
.. 1290 VT GAMCO Small Company Value

.. 1290 VT Socially Responsible
.. AXA 400 Managed Volatility
.. AXA 500 Managed Volatility
.. AXA 2000 Managed Volatility
.. AXA/AB Small Cap Growth
.. AXA ClearBridge Large Cap Growth
.. AXA/Franklin Small Cap Value Managed Volatility
.. AXA Janus/Enterprise
.. AXA Large Cap Core Managed Volatility
.. AXA Large Cap Growth Managed Volatility
.. AXA Large Cap Value Managed Volatility
.. AXA/Loomis Sayles Growth
.. AXA Mid Cap Value Managed Volatility
.. AXA/Mutual Large Cap Equity Managed Volatility
.. Charter/SM/ Small Cap Growth
.. Charter/SM/ Small Cap Value
.. EQ/BlackRock Basic Value Equity
.. EQ/Capital Guardian Research
.. EQ/Common Stock Index
.. EQ/Equity 500 Index
.. EQ/Invesco Comstock
.. EQ/JPMorgan Value Opportunities
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Value Index
.. EQ/Mid Cap Index
.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. EQ/UBS Growth and Income
.. Fidelity(R) VIP Contrafund(R)
.. Goldman Sachs VIT Mid Cap Value
.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity
.. Ivy VIP Energy
.. Ivy VIP Mid Cap Growth
.. Ivy VIP Small Cap Growth
.. MFS(R) Investors Trust
.. MFS(R) Massachusetts Investors Growth Stock
.. MFS(R) Technology
.. MFS(R) Utilities
.. Multimanager Aggressive Equity
.. Multimanager Mid Cap Growth
.. Multimanager Mid Cap Value
.. Multimanager Technology
.. VanEck VIP Global Hard Assets
--------------------------------------------------------------------------------
INTERNATIONAL/GLOBAL
--------------------------------------------------------------------------------
.. AXA Global Equity Managed Volatility
.. AXA International Core Managed Volatility
.. AXA International Managed Volatility
.. AXA International Value Managed Volatility
.. AXA/Templeton Global Equity Managed Volatility
.. EQ/Emerging Markets Equity PLUS
.. EQ/International Equity Index
.. EQ/MFS International Growth
.. EQ/Oppenheimer Global
.. Invesco V.I. Global Real Estate
.. Invesco V.I. International Growth
.. Lazard Retirement Emerging Markets Equity
.. MFS(R) International Value
--------------------------------------------------------------------------------

ASSET ALLOCATION
--------------------------------------------------------------------------------

.. 1290 VT DoubleLine Dynamic Allocation

.. All Asset Growth - Alt 20
.. AXA/AB Dynamic Moderate Growth
.. AXA Aggressive Allocation
.. AXA Balanced Strategy
.. AXA Conservative Allocation
.. AXA Conservative Growth Strategy
.. AXA Conservative-Plus Allocation
.. AXA Conservative Strategy
.. AXA/Franklin Balanced Managed Volatility
.. AXA/Franklin Templeton Allocation Managed Volatility
.. AXA Moderate Allocation
.. AXA Moderate Growth
  Strategy
.. AXA Moderate-Plus Allocation
.. Target 2015 Allocation
.. Target 2025 Allocation
.. Target 2035 Allocation
.. Target 2045 Allocation
.. Target 2055 Allocation
--------------------------------------------------------------------------------

B
FIXED INCOME
--------------------------------------------------------------------------------

.. 1290 VT High Yield Bond

.. American Funds Insurance Series(R) Bond Fund
.. Charter/SM/ Multi-Sector Bond
.. EQ/Core Bond Index
.. EQ/Global Bond PLUS
.. EQ/Intermediate Government Bond
.. EQ/Money Market
.. EQ/PIMCO Global Real Return
.. EQ/PIMCO Ultra Short Bond
.. EQ/Quality Bond PLUS
.. Invesco V.I. High Yield
.. Ivy VIP High Income
.. Multimanager Core Bond
--------------------------------------------------------------------------------

FIXED MATURITY OPTIONS
--------------------------------------------------------------------------------
TRANSFER RESTRICTIONS APPLY AS INDICATED ABOVE UNDER "FIXED MATURITY OPTIONS
AND MATURITY DATES."
--------------------------------------------------------------------------------



The Target Allocation investment options are expected to invest more heavily in fixed income securities as they approach their respective target dates, and thereafter. As each Target Allocation investment option reaches its respective target date, we reserve the right to make it a group "B" investment option. Please note that if you select the "Maximum transfer flexibility" method, and you allocate any contributions or account value to any of the Target Allocation investment options, you will be deemed to have changed to the "Maximum

                        CONTRACT FEATURES AND BENEFITS
investment options choice" method. This change to your investment method will occur when you change your allocation instruction to include a Target Allocation investment option or when you make a transfer to a Target Allocation investment option that has been reassigned. We will notify you of this change in writing. Please note that if this occurs, the number of variable investment options available to you will increase. In other words, the "B" investment options will be available to you. However, your ability to transfer out of the guaranteed interest option will be limited.

If you select the "Maximum transfer flexibility" method but have not included any of the Target Allocation investment options among your allocations, you will not be changed to the alternate method but those options will no longer be available to you.

You may choose from any of the investment options available under your investment method. In all cases, if any of the options listed in B in the chart referenced above are selected, you will be subject to the restrictions on transfers out of the guaranteed interest option that apply under the "Maximum investment options choice" investment method.

ALLOCATING YOUR CONTRIBUTIONS

Once you have made your investment method choice, you may allocate your contributions to one or more, or all of the investment options that you have chosen, subject to any restrictions under the investment method you chose. However, you may not allocate more than one contribution to any one fixed maturity option. If the annuitant is age 76 or older, you may only allocate contributions to fixed maturity options with maturities of five years or less. Allocations must be in whole percentages and you may change your allocation percentages at any time. However, the total of your allocations must equal 100%. Once your contributions are allocated to the investment options, they become part of your account value. We discuss account value in "Determining your contract's value" later in this Prospectus. After your contract is issued, you may request that we add or eliminate any variable investment options that result in transfer restrictions. We reserve the right to deny your request. See "Transferring your money among investment options" later in this Prospectus.

The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. Your AXA Advisors, LLC ("AXA Advisors") financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

This is provided for informational purposes only. Since the contracts are no longer available to new purchasers, this cancellation provision is no longer applicable.

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract directly to our processing office within 10 days after you receive it. In some states, this "free look" period may be longer.

For contributions allocated to the variable investment options, your refund will equal your contributions, reflecting any investment gain or loss that also reflects the daily charges we deduct. For contributions allocated to the fixed maturity options, your refund will equal the amount of the contribution allocated to the fixed maturity options reflecting any positive or negative market value adjustments. Some states require that we refund the full amount of your contribution (not including any investment gain or loss, interest, or market value adjustment). For contributions allocated to the guaranteed interest option, your refund will equal the amount of the contribution. For an IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution. When required by applicable law to return the full amount of your contribution, we will return the greater of your contribution or your contract's cash value.

We may require that you wait six months before you apply for a contract with us again if:

..   you cancel your contract during the free look period; or

..   you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

Also, if you fully or partially convert an existing traditional IRA contract to a Roth IRA or Roth Advantage, you may cancel your Roth IRA or Roth Advantage contract and return to a traditional IRA contract. Our processing office, or your financial professional, can provide you with the cancellation instructions. Ask for the form entitled "EQUI-VEST(R) Roth IRA
Re-Characterization Form."

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see "Surrender of your contract to receive its cash value" later in this Prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

                        CONTRACT FEATURES AND BENEFITS

2. Determining your contract's value

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YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the: (i) values you have allocated to the variable investment options; (ii) the guaranteed interest option; and (iii) the market adjusted amounts you have in the fixed maturity options. These amounts are subject to certain fees and charges discussed under "Charges and expenses" later in this Prospectus.

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less: (i) any applicable withdrawal charges and (ii) the total amount or a pro rata portion of the annual administrative charge. Please see "Surrender of your contract to receive its cash value" in "Accessing your money" later in this Prospectus.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

--------------------------------------------------------------------------------
UNITS MEASURE YOUR VALUE IN EACH VARIABLE INVESTMENT OPTION.
--------------------------------------------------------------------------------

The unit value for each variable investment option depends on the investment performance of that option minus daily charges for mortality and expense risks and other expenses. On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)increased to reflect additional contributions;

(ii)decreased to reflect a withdrawal (plus applicable withdrawal charges); or

(iii)increased to reflect a transfer into, or decreased to reflect a transfer out of a variable investment option.

In addition, the annual administrative charge or third-party transfer or exchange charge, will reduce the number of units credited to your contract. A description of how unit values are calculated is found in the SAI.

YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals and transfers out of the option, and charges we deduct.

YOUR CONTRACT'S VALUE IN THE FIXED MATURITY OPTIONS

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option, which reflects withdrawals out of the option and charges we deduct. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in a fixed maturity option will equal its maturity value, provided there have been no withdrawals or transfers.

                       DETERMINING YOUR CONTRACT'S VALUE

3. Transferring your money among investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

..   You must transfer at least $300 of account value or, if less, the entire amount in the investment option. We may waive the $300 requirement.

..   You may not transfer to a fixed maturity option in which you already have value.

..   You may not transfer to a fixed maturity option that has a rate to maturity of 3%.

..   If the annuitant is age 76 or older, you must limit your transfers to fixed maturity options with maturities of five years or less. Not all maturities may be available. You may not transfer to a fixed maturity option if its maturity date is later than the date annuity payments are to begin.

..   If you make transfers out of a fixed maturity option other than at its maturity date the transfer will cause a market value adjustment.

..   If you choose the "Maximum investment options choice" method for selecting investment options (including if you have been deemed to have selected that method as a result of a Target Allocation investment option in which you are invested becoming a group "B" option as described under "Selecting your investment method" in "Contract features and benefits" earlier in this Prospectus) the maximum amount you may transfer in any contract year from the guaranteed interest option to any other investment option is (a) 25% of the amount you had in the guaranteed interest option on the last day of the prior contract year or, if greater, (b) the total of all amounts you transferred from the guaranteed interest option to any other investment option in the prior contract year.

..   If you transfer money from another financial institution into the guaranteed interest option during your first contract year, and if you have selected the "Maximum investment options choice" method (including if you have been deemed to have selected that method as a result of a Target Allocation investment option in which you are invested becoming a group "B" option as described under "Selecting your investment method" in "Contract features and benefits" earlier in this Prospectus) you may, during the balance of that contract year, transfer up to 25% of such initial guaranteed interest option balance to any other investment option.

Upon advance notice to you, we may change or establish additional restrictions on transfers among the investment options, including limitations on the number, frequency, or dollar amount of transfers. A transfer request does not change your percentages for allocating current or future contributions among the investment options. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.

You may request a transfer in writing or by telephone using TOPS or online using Online Account Access. You must send in all signed written requests directly to our processing office. Transfer requests should specify:

(1)the contract number,

(2)the dollar amounts to be transferred, and

(3)the investment options to and from which you are transferring.

We will confirm all transfers in writing.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a contract owner is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

AUTOMATIC TRANSFER OPTIONS

INVESTMENT SIMPLIFIER

Our Investment simplifier program allows you to choose from two automatic options for transferring amounts from the guaranteed interest option to the variable investment options. The transfer options are the "fixed-dollar option" and the "interest sweep." You may select one or the other but not both. If you elect to use rebalancing option II (discussed below), you may not choose either of the investment simplifier options.

FIXED-DOLLAR OPTION. Under this option, you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice on a monthly basis. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. You also must elect to transfer at least $50 per month. The fixed-dollar option is subject to the guaranteed interest option transfer limitation described above.

INTEREST SWEEP. Under the interest sweep, we will make transfers on a monthly basis from amounts in the guaranteed interest option. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month thereafter to participate in the interest sweep option.

The fixed-dollar option and interest sweep feature are forms of dollar-cost averaging. Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low and fewer units if the unit's value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

WHEN YOUR PARTICIPATION IN THE INVESTMENT SIMPLIFIER WILL END. Your participation in the investment simplifier option will end:

..   Under the fixed-dollar option, when either the number of designated monthly transfers have been completed or the amount you have available in the guaranteed interest option has been transferred out.

..   Under the interest sweep, when the amount you have in the guaranteed interest option falls below $7,500 (determined on the last business day of the month) for two months in a row.

..   Under either option, on the date we receive at our processing office, your written request to cancel automatic transfers, or on the date your contract terminates.

REBALANCING YOUR ACCOUNT VALUE

Our rebalancing program offers two options that you can use to automatically reallocate your account value. Option I permits reallocation among the variable investment options only and option II permits reallocation among the variable investment options and the guaranteed interest option. To enroll in the asset rebalancing program, you must notify us in writing by completing our asset rebalancing form, instructing us:

(a)in whole percentages only, the percentage you want invested in each variable investment option (and the guaranteed interest option, if applicable), and

(b)how often you want the rebalancing to occur (quarterly, semi-annually, or annually).

While your rebalancing program is in effect, we will transfer amounts among each variable investment option (and the guaranteed interest option, if applicable), so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the variable investment options (and guaranteed interest option, if applicable) must be included in the rebalancing program. Currently, we permit rebalancing of up to 20 investment options. Transfer restrictions out of the guaranteed interest option may apply in accordance with the last two bullets under "Transferring your account value" above in this section. The initial transfer under the rebalancing program (based on your account value as of the day before the program is established) is not permitted to cause the transfer restrictions to be violated, and any rebalancing election that would be a violation of the transfer restrictions will not be put into effect. However, if the program can be established, once it is in effect, the transfer restrictions will be waived for the rebalancing transfers.

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REBALANCING DOES NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS. YOU SHOULD PERIODICALLY REVIEW YOUR ALLOCATION PERCENTAGES AS YOUR NEEDS CHANGE. YOU MAY WANT TO DISCUSS THE REBALANCING PROGRAM WITH YOUR FINANCIAL PROFESSIONAL AND/OR FINANCIAL ADVISER BEFORE ELECTING THE PROGRAM.
--------------------------------------------------------------------------------

To be eligible, you must have (i) at least $5,000 of account value in the variable investment options for option I, or (ii) at least $5,000 of account value in the variable investment options and the guaranteed interest option, combined for option II. Rebalancing is not available for amounts you have allocated in the fixed maturity options. We may waive this $5,000 requirement.

If you elect to use option II, you may not choose either of the investment simplifier automatic options.

You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

4. Accessing your money

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WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. For the tax consequences of taking withdrawals, see "Tax information" later in this Prospectus.

METHOD OF WITHDRAWAL

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                                                                                  MINIMUM
                         CONTRACT                            PARTIAL SYSTEMATIC DISTRIBUTION
--------------------------------------------------------------------------------------------
NQ                                                             Yes      Yes         No
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Traditional IRA                                                Yes      Yes         Yes
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QP IRA                                                         Yes      Yes         Yes
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Roth Advantage                                                 Yes      Yes         No
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Roth IRA                                                       Yes      Yes         No
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PARTIAL WITHDRAWALS
(ALL CONTRACTS)

You may take partial withdrawals from your account value at any time while the annuitant is living and before annuity payments begin. The minimum amount you may withdraw at any time is $300. If you request a withdrawal that leaves you with an account value of less than $500, we may treat it as a request to surrender the contract for its cash value. See "Surrender of your contract to receive its cash value" below.

Partial withdrawals in excess of the 10% free withdrawal amount may be subject to a withdrawal charge. See "10% free withdrawal amount" in "Charges and expenses" later in this Prospectus.

SYSTEMATIC WITHDRAWALS
(ALL CONTRACTS)

You may take systematic withdrawals on a monthly or quarterly basis. The minimum amount you may take for each withdrawal is $250. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary. If you do not select a date, your withdrawals will be made on the first business day of the month. A check for the amount of the withdrawal will be mailed to you or, if you prefer, we will electronically transfer the money to your checking or savings account.

You may withdraw either the amount of interest earned in the guaranteed interest option or a fixed-dollar amount from either the variable investment options or the guaranteed interest option. If you elect the interest option, a minimum of $20,000 must be maintained in the guaranteed interest option. If you elect the fixed-dollar option, you do not have to maintain a minimum amount.

If you choose to have a fixed dollar amount taken from the variable investment options and/or the guaranteed interest option, you may elect to have the amount of the withdrawal subtracted from your account value in one of three ways:

(1)Pro rata from all of your variable investment options and the guaranteed interest option, in which you have value (without exhausting your values in those options). Once the requested amount is greater than your account value, the systematic withdrawal program will terminate.

(2)Pro rata from all of your variable investment options and the guaranteed interest option, in which you have value (until your account value is exhausted). Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your contract.

(3)You may specify a dollar amount from one variable investment option or the guaranteed interest option. If you choose this option and the value in the investment option drops below the requested withdrawal amount, the requested withdrawal amount will be taken on a pro rata basis from all remaining investment options in which you have value. Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your contract.

If you are invested in fixed maturity options, you may not elect option (1) or
(2).

You can cancel the systematic withdrawal option at any time.

Amounts withdrawn in excess of the 10% free withdrawal amount may be subject to a withdrawal charge.

LIFETIME MINIMUM DISTRIBUTION WITHDRAWALS
(TRADITIONAL IRA AND QP IRA CONTRACTS -- SEE "TAX INFORMATION" LATER IN THIS PROSPECTUS)

We offer our "required minimum distribution automatic withdrawal option" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, a withdrawal charge may apply if your withdrawal exceeds the free withdrawal amount. You may choose instead an annuity payout option. Before electing an account-based withdrawal option, please refer to "Required minimum distributions" under "Individual Retirement Arrangements ("IRAs")" in "Tax information" later in this Prospectus. Also, the actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals, which could increase the amount required to be withdrawn. For this purpose additional annuity contract benefits may include enhanced death benefits.

You may elect our RMD automatic withdrawal option in the year in which you reach age 70 1/2 or in any later year. To elect this option, you must have account value in the variable investment options and the guaranteed interest option of at least $2,000. The minimum amount we will pay out is $300, or if less, your account value. If your

                             ACCESSING YOUR MONEY
account value is less than $500 after the withdrawal, we may terminate your contract and pay you its cash value. Currently, minimum distribution withdrawal payments will be made annually.

Currently, we do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our RMD automatic withdrawal option. The minimum distribution withdrawal will be taken into account in determining if any subsequent withdrawal taken in the same contract year exceeds the 10% free withdrawal amount.

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WE WILL SEND TO TRADITIONAL IRA AND QP IRA OWNERS A FORM OUTLINING THE MINIMUM DISTRIBUTION OPTIONS AVAILABLE IN THE YEAR YOU REACH AGE 70 1/2 (IF YOU HAVE
NOT BEGUN YOUR ANNUITY PAYMENTS BEFORE THAT TIME).
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HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your values in the investment options. A market value adjustment will apply if withdrawals are taken from the fixed maturity options.

AUTOMATIC DEPOSIT SERVICE

If you are receiving required minimum distribution payments from a traditional IRA or QP IRA contract, you may use our automatic deposit service.

Under this service, we will automatically deposit the required minimum distribution payment from your traditional IRA or QP IRA contract directly into an EQUI-VEST(R) NQ or Roth IRA or an EQUI-VEST(R) Express/SM/ (if available in your state) NQ or Roth IRA contract, according to your allocation instructions. Please note that you must have compensation or earned income for the year of the contribution to make regular contributions to Roth IRAs. See "Tax information -- Roth IRAs" later in this Prospectus.

DEPOSIT OPTION FOR NQ CONTRACTS ONLY

If available, you may elect the deposit option for your benefit while you are alive, or for the benefit of your beneficiary.

If this option is available, proceeds from your NQ contract can be deposited with us for a period you select, but no longer than five years. We will hold the amounts in our general account. We will credit interest on the amounts at a guaranteed rate for the specified period using our then current rate for this option. We will pay out the interest on the amount deposited at least once each year.

If you elect this option for your benefit, you deposit the amount with us that you would otherwise apply to an annuity payout option. If you elect this option for your beneficiary before the annuitant's death, death benefit proceeds may be left on deposit with us subject to certain restrictions, instead of being paid out to the beneficiary.

Other restrictions apply to the deposit option. We may remove this payout option at any time. Your financial professional can provide more information about this option and whether it is available, or you may call our processing office.

SURRENDER OF YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while the annuitant is living and before you begin to receive annuity payments. For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information. All benefits under the contract will terminate as of that date.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. We will usually pay the cash value within seven calendar days, but we may delay payment as described in "When to expect payments" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.

TERMINATION

We may terminate your contract and pay you the cash value if:

(1)your account value is less than $500 and you have not made contributions to your contract for a period of three years; or

(2)you request a partial withdrawal that reduces your account value to an amount less than $500; or

(3)you have not made any contributions within 120 days from your contract date.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity payout option, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon surrender or termination, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)the New York Stock Exchange is closed or restricts trading,

(2)the SEC determines that an emergency exists as a result of which sales of securities or determination of fair value of a variable investment option's assets is not reasonably practicable, or

(3)the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your values in the guaranteed interest option and the fixed maturity options (other than for death benefits) for up to six months while you are living.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.

YOUR ANNUITY PAYOUT OPTIONS

The following description assumes annuitization of your entire contract. For partial annuitization, see "Partial annuitization" below.

Deferred annuity contracts such as EQUI-VEST(R) provide for conversion to payout status at or before the contract's "maturity date." This is called annuitization. When your contract is annuitized, your EQUI-VEST(R) contract and all its benefits terminate and will be converted to a supplemental payout annuity contract ("payout option") that provides for periodic payments for life or for a specified period of time. In general, the periodic payment amount is determined by the account

                             ACCESSING YOUR MONEY
value or cash value of your EQUI-VEST(R) contract at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. We have the right to require you to provide any information we deem necessary to provide an annuity payout option. If an annuity payout is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

Your EQUI-VEST(R) contract guarantees that upon annuitization, your annuity account value will be applied to a guaranteed annuity purchase factor for a life annuity payout option. We reserve the right, with advance notice to you, to change your annuity purchase factor any time after your fifth contract date anniversary and at not less than five year intervals after the first change. (Please see your contract and SAI for more information). In addition, you may apply your account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own and the annuitant's age at contract issue. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time.

ANNUITY PAYOUT OPTIONS

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Fixed annuity payout options                  .   Life annuity
                                              .   Life annuity with period certain
                                              .   Life annuity with refund certain
                                              .   Period certain annuity
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Variable Immediate Annuity payout options     .   Life annuity (not available in NY)
  (described in a separate prospectus for     .   Life annuity with period certain
  this option)
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..   LIFE ANNUITY: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living. If you choose this payout option and you die before the due date of the second (third, fourth, etc.) annuity payment, then you will only receive one (two, three, etc.) annuity payment.

..   LIFE ANNUITY WITH PERIOD CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy or the joint life expectancy of the annuitant and the joint annuitant. A life annuity with a period certain is the form of annuity under the contracts that you will receive if you do not elect a different payout option. In this case the period certain will be based on the annuitant's age and will not exceed 10 years or the annuitant's life expectancy.

..   LIFE ANNUITY WITH REFUND CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

..   PERIOD CERTAIN ANNUITY: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guarantee period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life and, after the annuitant's death, to the survivor for life. We may offer other payout options not outlined here. Your financial professional can provide details.

FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.

PARTIAL ANNUITIZATION

Partial annuitization of nonqualified deferred annuity contracts is permitted under certain circumstances. You may choose from the annuity payout options described here, but if you choose a period certain annuity payout, the certain period must be for 10 years or more. We require you to elect partial annuitization on the form we specify. For purposes of this contract we will effect any partial annuitization as a withdrawal applied to a payout annuity. See "Withdrawing your account value" above. See also the discussion of "Partial annuitization" under "Taxation of nonqualified annuities" in "Tax information."

SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. Unless you choose a different payout option, we will pay annuity payments under a life annuity with a period certain of 10 years. You

                             ACCESSING YOUR MONEY
choose whether these payments will be either fixed or variable. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments are to begin, but generally it may not be earlier than thirteen months from the EQUI-VEST(R) contract date. You can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month or later than your EQUI-VEST(R) contract's maturity date. Your EQUI-VEST(R) contract's maturity date is the date by which you must either take a lump sum withdrawal or select an annuity payout option. The maturity date is generally the EQUI-VEST(R) contract date anniversary that follows the annuitant's 90th birthday. This may be different in some states.

We will send you a notice with your contract statement one year prior to your maturity date. Once you have selected an annuity payout option and payments have begun, no change can be made other than transfers among the variable investment options if a variable immediate annuity is selected. If you do not respond to the notice within the 30 days following your maturity date, your contract will be annuitized automatically.

We currently offer different payment frequencies on certain annuity payout options. In general, the total annual payout will be lower for more frequent payouts (such as monthly) because of the increased administrative expenses associated with more frequent payouts. Also, in general, the longer the period over which we expect to make payments, the lower will be your payment each year.

The amount of the annuity payments will depend on:

(1)the amount applied to purchase the annuity;

(2)the type of annuity chosen, and whether it is fixed or variable;

(3)in the case of a life annuity, the annuitant's age (or the annuitant's and joint annuitant's ages); and

(4)in certain instances, the sex of the annuitant(s).

The amount applied to provide the annuity payments will be (1) the account value for any life annuity form, or (2) the cash value for any annuity certain (an annuity form that does not guarantee payments for a person's lifetime) except that if the period certain is more than five years, the amount applied will be no less than 95% of the account value.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

Please see Appendix III later in this Prospectus for state variations.

                             ACCESSING YOUR MONEY

5. Charges and expenses

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CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

..   A mortality and expense risks charge.

..   A charge for other expenses.

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

..   On the last day of the contract year an annual administrative charge, if applicable.

..   Charge for third-party transfer or exchange (series 300, 400 and 500 only).

..   Charges for certain optional special services.

..   At the time you make certain withdrawals or surrender your contract, or your contract is terminated -- a withdrawal charge, if applicable.

..   At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

More information about these charges appears below. The charges differ depending on which contract series you purchase.

We will not increase these charges for the life of your contract, except as noted below. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" below.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.

CHARGES UNDER THE CONTRACTS

MORTALITY AND EXPENSE RISKS CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the death benefit.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. For series 300, 400 and 500, we may change the actuarial basis for our guaranteed annuity payment tables, but only for new contributions and only at five year intervals from the contract date. Lastly, we assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the contract.

The expense risk we assume is the risk that our expenses in providing the benefits and administering the contracts will be greater than we expect.

To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts.

For each series the daily charge is a percentage of net assets that is equivalent to an annual rate of:

..   1.10% current and maximum in each variable investment option under series
    300 contracts.

..   1.10% current and 1.75% maximum in each variable investment option under series 400 contracts.

..   1.20% current and 1.75% maximum in each variable investment option under series 500 contracts.

..   0.56% current and 0.65% maximum under series 100 contracts, and 1.15%
    current and 1.24% maximum under series 200 contracts in the EQ/Common Stock Index and EQ/Money Market options.

..   0.50% current and maximum under series 100 contracts, and 1.09% current and maximum under series 200 contracts for all other variable investment options.

CHARGE FOR OTHER EXPENSES

We deduct this daily charge from the net assets in each variable investment option. This charge, together with the annual administrative charge described below, is for providing administrative and financial accounting services under the contracts.

The daily charge is equivalent to a maximum annual rate of:

(i)under series 300, 400 and 500 contracts, 0.25% of the net assets in each variable investment option. For all variable investment options under series 300 and 400 other than the AXA Moderate Allocation, Multimanager Aggressive Equity, EQ/Common Stock Index and EQ/Money Market options, we currently deduct 0.24% of the net assets. We may, upon advance notice to you, increase the charge to 0.25% of the net assets for these variable investment options;

(ii)under series 100 contracts, 0.84% of the net assets in each variable investment option. 0.60% of this charge is designed to reimburse us for research and development costs and for administrative expenses that are not covered by the annual administrative charge described below. The remaining 0.24% is to reimburse us for the cost of financial accounting services we provide under the contracts; and

(iii)under series 200 contracts, the charge for expenses and financial accounting is 0.25% of the net asset value in each variable investment option.

                             CHARGES AND EXPENSES

MAXIMUM TOTAL CHARGES

Under series 500 contracts, the total annual rate for the above charges is 1.45%. We may increase or decrease this total annual rate, but we may not increase it above a maximum rate of 2.00%. We will only make any increase after we have sent you advance notice. Any increase or decrease will apply only after the date of the change. Any changes we make will reflect differences in costs and anticipated expenses, and will not be unfairly discriminatory.

Total Separate Account A annual expenses of the variable investment options (not including the Trusts fees and other expenses) are guaranteed not to exceed a total annual rate of (i) 1.35% for series 300; (ii) 1.49% for series 100 and 200 for the EQ/Common Stock Index and EQ/Money Market options; (iii) 1.34% for all the other options not listed in (ii) for series 100 and 200; and (iv) 2.00% for series 400.

Under series 100 and 200 contracts for the AXA Moderate Allocation, Multimanager Aggressive Equity, EQ/Common Stock Index and EQ/Money Market options, the combined amount of the Separate Account A charges to these variable investment options and Trust charges for investment advisory fees and direct operating expenses may not exceed a total annual rate of 1.75% of the value of the assets held in each of those variable investment options.

ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on the last business day of each contract year. We will deduct a pro rata portion of the charge if you surrender your contract, elect an annuity payout option, or the annuitant dies during the contract year. The charge is deducted pro rata from the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options. Charges deducted from the fixed maturity options are considered withdrawals and, as such, will result in a market value adjustment.

Under series 300, 400 and 500, during the first two contract years, the charge is equal to $30 or, if less, 2% of your current account value plus any amount previously withdrawn during the contract year. The charge is currently $30 for contract years three and later. We may increase this charge if our administrative costs rise, but the charge will never exceed $65 annually. We waive the charge if your account value is at least $25,000 for an NQ contract or $20,000 for an IRA contract. We reserve the right to deduct this charge on a quarterly, rather than annual basis.

Under series 100 and 200, the charge is equal to $30 or, if less, 2% of the current account value plus any amount previously withdrawn during that contract year. We waive this charge if your account value is at least $10,000.

We currently waive the annual administrative charge that would otherwise be deducted in the next contract year under any individually owned EQUI-VEST(R) contract/certificate having an account value that, when combined with the account value of other EQUI-VEST(R) contracts/certificates owned by the same person, exceeds $100,000 in the aggregate (as determined in January of each year). This does not apply to EQUI-VEST(R) contracts/certificates owned by different members of the same household. We may change or discontinue this practice at any time without prior notice.

CHARGE FOR THIRD-PARTY TRANSFER OR EXCHANGE

Under series 300 (except in FL), 400 and 500 contracts, we impose a charge for making a direct transfer of amounts from your contract to a third party, such as in the case of a trustee-to-trustee transfer for an IRA contract, or if you request that your contract be exchanged for a contract issued by another insurance company. In either case, we will deduct from your account value any withdrawal charge that applies and a charge of $65 for each direct transfer or exchange for series 300 and 400. For series 500, we will deduct a charge of $25 ($65 maximum) for each direct transfer or exchange. This charge will never exceed 2% of the amount disbursed or transferred. We will deduct this charge and any withdrawal charge that applies from your account value.

WITHDRAWAL CHARGE

A withdrawal charge may apply in three circumstances: (1) you make one or more withdrawals during a contract year; (2) you surrender your contract to receive its cash value; or (3) we terminate your contract. The amount of the charge will depend on whether the free withdrawal amount applies, and the availability of one or more exceptions.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge.

We deduct the withdrawal amount and the withdrawal charge pro rata from the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options. If we deduct all or a portion of the withdrawal charge from the fixed maturity options, a market value adjustment will apply. See "About our fixed maturity options" in "More information" later in this Prospectus.

We may reduce the withdrawal charge in order to comply with any state law requirement. See "Contracts issued in New York -- fixed maturity options for series 300-500" below.

FOR SERIES 100 AND 200 NQ CONTRACTS, ALL SERIES 300, 400, AND 500 CONTRACTS

The amount of the withdrawal charge we deduct is equal to 6% of contributions withdrawn that were made in the current and five prior contract years measured from the date of the withdrawal.

In the case of surrenders, we will pay you the greater of the following up to a maximum of the account value:

..   the account value after any withdrawal charge has been imposed (cash value), or

..   the 10% free withdrawal amount plus the contributions made before the current and five prior participation years that have not been previously withdrawn plus 94% of (a) the remaining account value, minus (b) any administrative fees. Under series 100 and 200 NQ contracts, if the annuitant is age 59 or older when the contract is issued, this percentage will be 95% in the fifth contract year and 96% in the sixth contract year. There is a reduction in the withdrawal charge for older annuitants in the fifth and sixth contract years.

For purposes of calculating the withdrawal charge, amounts withdrawn up to the 10% free withdrawal amount are not considered a withdrawal of any contribution. We also treat contributions that have

                             CHARGES AND EXPENSES
been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, the federal income tax rules treat earnings under most NQ contracts as withdrawn first. See "Tax information" later in this Prospectus.

FOR SERIES 100 AND 200 TRADITIONAL IRA, QP IRA AND ROTH IRA

The withdrawal charge equals a percentage of the amount withdrawn. The percentage that applies depends on the contract year in which the withdrawal is made, according to the following table:

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      CONTRACT YEAR(S)                    CHARGE
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         1 through 5                      6%/(1)/

         6 through 8                         5

              9                              4

             10                              3

             11                              2

             12                              1

        13 and later                         0
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(1)This percentage may be reduced at older ages for certain contracts. Your financial professional can provide further details about the contract series you own.

The total of all withdrawal charges assessed will not exceed 8% of all contributions made during the current contract year and the nine contract years before the withdrawal is made.

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We reserve the right to reduce or waive the withdrawal charge including transfers to a traditional IRA, QP IRA and Roth IRA from another EQUI-VEST(R) contract. Any such charge will not be unfairly discriminatory. The withdrawal charge may be reduced in order to comply with any state law requirement.

WHEN WITHDRAWAL CHARGES DO NOT APPLY

..   10% FREE WITHDRAWAL AMOUNT. Each contract year you can withdraw up to 10%
    of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the time you request a withdrawal, minus any other withdrawals made during the contract year. For series 100 and 200 traditional IRA and Roth IRA contracts, the 10% free withdrawal amount described above will be available after the third contract year or you attain age 59 1/2. (Currently we are waiving this restriction.)

For existing contract owners, if you have QP IRA contract number 11933I (series
100), the 10% free withdrawal amount described above was available after the third contract year. If you have QP IRA contract number 92QPI (series 200), the free withdrawal amount was available in the first contract year.

FOR SERIES 100 AND 200 CONTRACTS

(i)For NQ contracts, the withdrawal charge does not apply if:

  .   the annuitant dies and a death benefit is payable to the beneficiary; or

  . we receive a properly completed election form providing for the entire account value to be used to buy a life annuity payout option.

(ii)For a traditional IRA, QP IRA and Roth IRA the withdrawal charge does not apply:

  .   after five contract years and the annuitant is at least age 59 1/2; or

  . if you request a refund of an excess contribution within one month of the date on which the contribution is made; or

  . the annuitant dies and the death benefit is made available to the beneficiary; or

  . after five contract years and the annuitant is at least age 55 and the amount withdrawn is used to purchase from us a period certain annuity that extends beyond the annuitant's age 59 1/2 and allows no prepayment; or

  . after three contract years and the amount withdrawn is used to purchase from us a period certain annuity for a term of at least 10 years and allows no prepayment; or

  . if the amount withdrawn is applied to the election of a life contingent annuity payout option.

FOR SERIES 300, 400 AND 500 CONTRACTS

(i)DEATH OR PURCHASE OF ANNUITY. The withdrawal charge does not apply if:

   (a)the annuitant dies and a death benefit is payable to the beneficiary; or

   (b)we receive a properly completed election form providing for the entire account value to be used to buy a life contingent annuity or a non-life annuity with a period certain for a term of at least ten years.

(ii)DISABILITY, TERMINAL ILLNESS, OR CONFINEMENT TO NURSING HOME.

   The withdrawal charge also does not apply if:

   (a)The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

   (b)We receive proof satisfactory to us (including certification by a licensed physician) that the annuitant's life expectancy is six months or less; or

   (c)The annuitant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is
      (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

      -- its main function is to provide skilled, intermediate, or custodial nursing care;

      -- it provides continuous room and board to three or more persons;

      -- it is supervised by a registered nurse or licensed practical nurse;

                             CHARGES AND EXPENSES

      -- it keeps daily medical records of each patient;

      -- it controls and records all medications dispensed; and

      -- its primary service is other than to provide housing for residents.

Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

(iii)For traditional IRA, QP IRA and Roth IRA contracts the withdrawal charge also does not apply:

  .   after six contract years if the annuitant is at least age 59 1/2; or

  . if you request a refund of a contribution in excess of amounts allowed to be contributed under the federal income tax rules within one month of the date on which you made the contribution.

(iv)Under series 500 (Roth Advantage) contracts the withdrawal charge also does not apply:

  .   after five contract years if the annuitant is at least age 59 1/2; or

  . if you withdraw an amount which is less than or equal to 25% of the account value at the time the withdrawal is requested, minus any amount previously withdrawn during that contract year, and you use the withdrawal to pay specified higher education expenses as defined in the federal income tax rules. We must receive evidence satisfactory to us that such withdrawal is in fact for such purpose; or

  . after five contract years if the withdrawal is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit). We must receive evidence satisfactory to us that such withdrawal is in fact for such purpose; or

  . if you request a refund of a contribution in excess of amounts allowed to be contributed under federal income tax rules within one month of the date on which you made the contribution.

CONTRACTS ISSUED IN NEW YORK -- FIXED MATURITY OPTIONS (FOR SERIES 300-500)

For contracts issued in New York, the withdrawal charge that applies to withdrawals taken from amounts in the fixed maturity options will never exceed 6% and will be determined by applying the New York Declining Scale ("declining scale"). If you withdraw amounts that have been transferred from one fixed maturity option to another, we use the New York Alternative Scale ("alternative scale") if it produces a higher charge than the declining scale.

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 DECLINING SCALE                  ALTERNATIVE SCALE
---------------------------------------------------------------
 YEAR OF INVESTMENT IN FIXED    YEAR OF TRANSFER WITHIN FIXED
 MATURITY OPTION/(1)/            MATURITY OPTION/(1)/
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Within year 1         6%           Within year 1         5%
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      2               6%                 2               4%
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      3               5%                 3               3%
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      4               4%                 4               2%
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      5               3%                 5               1%
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      6               2%           After year 5          0%
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After year 6          0%        Not to exceed 1%
                                times the number of
                                years remaining in
                                the fixed maturity
                                option, rounded to
                                the higher number
                                of years. In other
                                words, if 4.3 years
                                remain, it would be
                                a 5% charge.
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(1)Measured from the contract date anniversary prior to the date of the contribution or transfer.

In the following example we compare the withdrawal charge that would apply to a withdrawal from a NQ or traditional IRA contract that has an account value of $10,000; $8,000 from a contribution made three years ago and $2,000 from positive investment performance.

..   If you were to withdraw the total amount of the contribution within the first six years after it was made, the withdrawal charge that generally applies would be $480 (6% of $8,000). However, if when you made your contribution you allocated it to a fixed maturity option, the withdrawal charge would be lower. According to the declining scale method described above, the withdrawal charge would be limited to 5% of the $8,000, or $400 in the third year.

..   The withdrawal charge may be different if when you made your contribution three years ago, you allocated it to a fixed maturity option and then in the third year, you transfer the amounts that apply to such contribution to a new fixed maturity option. In this example we assume that there is one year remaining in the new fixed maturity option. Because you made a transfer among the fixed maturity options, the alternative scale may now apply. Based on this alternative scale, a contribution that is transferred will be subject to a 5% withdrawal charge if you withdraw that contribution in the same year that you make the transfer. However, the withdrawal charge may not exceed 1% for each year remaining in the new fixed maturity option. Since, in this example, the time remaining in the new fixed maturity option is one year, the withdrawal charge under the alternative scale would be limited to 1%. Because New York regulations permit us to use the greater of the declining scale or the alternative scale, the withdrawal charge would be 5%, or $400, based on the declining scale.

..   The withdrawal charge may not exceed the charge that would normally apply under the contract. Use of a New York scale can only result in a lower charge. If your contribution has been in the contract for more than six years and therefore would not have a withdrawal charge associated with it, no withdrawal charge would apply.

                             CHARGES AND EXPENSES

..   If you take a withdrawal from an investment option other than the fixed maturity options, the amount available for withdrawal without a withdrawal charge is reduced. It will be reduced by the amount of the contribution in the fixed maturity options to which no withdrawal charge applies.

..   As of any date on which 50% or more of your account value is held in fixed maturity options, the free withdrawal amount is zero.

For contracts issued in New York, you should consider that on the maturity date of a fixed maturity option if we have not received your instructions for allocation of your maturity value, we will transfer your maturity value to the fixed maturity option scheduled to mature next. If we are not offering other fixed maturity options, we will transfer your maturity value to the EQ/Money Market option.

The potential for lower withdrawal charges for withdrawals from the fixed maturity options and the potential for a lower free withdrawal amount than those that would normally apply, should be taken into account when deciding whether to allocate amounts to, or transfer amounts to or from, the fixed maturity options.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge, or change the minimum initial contribution requirements. We also may change the minimum death benefit. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for traditional IRA, QP IRA and Roth IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration, and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We also may establish different rates to maturity for the fixed maturity options under different classes of contracts for group or sponsored arrangements.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974, or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it will be unfairly discriminatory.

                             CHARGES AND EXPENSES

6. Payment of death benefit

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YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while the contract is in force and the owner and annuitant are alive. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received at our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

DEATH BENEFIT

The death benefit is equal to the greater of (i) your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, information and forms necessary to effect payment and (ii) the "minimum death benefit." The minimum death benefit is equal to your total contributions, adjusted for withdrawals, withdrawal charges, and taxes that apply.

If your surviving spouse rolls the death benefit proceeds over into a contract issued by us, the death proceeds will remain invested in this contract until your spouse's contract is issued and the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse's new contract. The amount of the death benefit will be calculated to equal the greater of (i) your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date that your spouse's contract is issued, and (ii) the "minimum death benefit" as of the date of your death. This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse's new contract is issued.

HOW WITHDRAWALS AFFECT THE MINIMUM DEATH BENEFIT

Depending upon contract series, contract date and the state where your contract is issued, each withdrawal you make will reduce the amount of your current minimum death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current minimum death benefit by that same percentage. For example, if your account value is $30,000, and you withdraw $12,000 you have withdrawn 40% of your account value. If your minimum death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new minimum death benefit after the withdrawal would be $24,000 ($40,000-$16,000). Check with your financial professional.

EFFECT OF THE ANNUITANT'S DEATH

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.

Generally, the death of the annuitant terminates the contract. However, if you are both the owner and the annuitant and your spouse is the sole primary beneficiary, the contract can be continued as discussed below under "Successor owner and annuitant." Only a spouse who is the sole primary beneficiary can be a successor owner/ annuitant. The determination of spousal status is made under applicable state law; however, in the event of a conflict between federal and state law, we follow federal rules. A beneficiary may be able to have limited ownership as discussed under "Beneficiary continuation option" below.

SUCCESSOR OWNER AND ANNUITANT: TRADITIONAL IRA, QP IRA, NQ AND ROTH IRA CONTRACTS (MAY NOT BE AVAILABLE IN ALL STATES FOR SOME SERIES). If you are the owner and annuitant and your spouse is the sole primary beneficiary, your spouse may elect upon your death to continue the contract as the owner/annuitant and no death benefit is payable until the surviving spouse's death. If your surviving spouse decides to continue the contract, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the successor owner/annuitant feature, we will increase the account value to equal your minimum death benefit, if such death benefit is greater than such account value. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. These additional contributions will be withdrawn only after all other amounts have been withdrawn. For series 100 and 200 IRA contracts, withdrawal charges will no longer apply and additional contributions may no longer be made. The minimum death benefit will continue to apply.

WHEN AN NQ CONTRACT OWNER DIES BEFORE THE ANNUITANT

Under certain conditions after the original owner's death, the owner changes for purposes of receiving federal tax law required distributions from your contract. When you are not the annuitant under an NQ contract and you die before annuity payments begin, unless you specify otherwise, we will automatically make the beneficiary your successor owner. If you do not want this beneficiary also to be the successor owner, you should name a specific successor owner. You may name a successor at any time while the contract is in force and the owner and annuitant are alive by sending satisfactory notice to our processing office.

Unless the surviving spouse of the owner who has died is the successor owner for this purpose, the entire interest in the contract must be distributed under the following rules:

..   The cash value of the contract must be fully paid to the successor owner
    (new owner) within five years after your death.

..   The successor owner may instead elect to receive the cash value as a life annuity (or payments for a period certain of not longer than the new owner's life expectancy). Payments must begin within one year after the non-annuitant owner's death. Unless this alternative is elected, we will pay any cash value five years after your death.

If the surviving spouse is the successor owner, the spouse may elect to continue the contract. No distributions are required as long as the surviving spouse and annuitant are living. The account value must be distributed no later than 5 years after the spouse's death.

                           PAYMENT OF DEATH BENEFIT

HOW DEATH BENEFIT PAYMENT IS MADE

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of the annuitant's death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and any applicable requirements under federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" under "Accessing your money" earlier in this Prospectus. Please note that any annuity payout option chosen may not extend beyond the life expectancy of the beneficiary.

If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the "AXA Equitable Access Account," which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. AXA Equitable will retain the funds until a draft is presented for payment. Interest on the AXA Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The AXA Equitable Access Account is part of AXA Equitable's general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The AXA Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA, QP IRA, ROTH IRA AND ROTH ADVANTAGE CONTRACTS

Upon your death under a traditional IRA, QP IRA, Roth IRA, or Roth Advantage contract, your beneficiary may generally elect to keep the contract with your name on it and receive distributions under the contract instead of receiving the death benefit in a single sum. The beneficiary continuation option may not be available in all states for some series.

This feature must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater then such account value.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death, and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70 1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for required minimum distributions as discussed in "Tax information" later in this Prospectus, the beneficiary may choose the "5-year rule" instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA and Roth Advantage contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option:

..   The contract continues with your name on it for the benefit of your beneficiary.

..   This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

..   The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the investment options, but no additional contributions will be permitted.

..   The minimum death benefit provision will no longer be in effect.

..   The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply. Any partial withdrawal must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

..   Upon the death of the beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

BENEFICIARY CONTINUATION OPTION FOR SERIES 400 NQ CONTRACTS ONLY

This feature (also known as inherited annuity), may only be elected when the NQ contract owner dies before the date annuity payments are to begin, whether or not the owner and the annuitant are the same person. If the owner and annuitant are different and the owner dies before the annuitant, for purposes of this discussion, "beneficiary" refers to the successor owner. For a discussion of successor owner, see "When an NQ contract owner dies before the annuitant" earlier in this section.

This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later

                           PAYMENT OF DEATH BENEFIT
than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts (regardless of whether the owner and annuitant are the same person):

..   This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

..   The contract continues with your name on it for the benefit of your beneficiary.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

..   The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

..   The minimum death benefit will no longer be in effect.

..   If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

..   Any partial withdrawal must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

..   Upon the death of your beneficiary, the beneficiary that he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If you are both the owner and annuitant:

..   As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

..   No withdrawal charges will apply to any withdrawals by the beneficiary.

If the owner and annuitant are not the same person:

..   If the beneficiary continuation option is elected, the beneficiary automatically becomes the new annuitant of the contract, replacing the existing annuitant.

..   The account value will not be reset to the death benefit amount.

..   The withdrawal charge schedule and free withdrawal amount on the contract will continue to be applied to any withdrawal or surrender other than scheduled payments.

..   We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceeds the free withdrawal amount. See "Withdrawal charge" in "Charges and expenses" earlier in this Prospectus.

If a contract is jointly owned:

..   The surviving owner supersedes any other named beneficiary and may elect the beneficiary continuation option.

..   If the deceased joint owner was also the annuitant, see "If you are both the owner and annuitant" above.

..   If the deceased joint owner was not the annuitant, see "If the owner and annuitant are not the same person" above.

                           PAYMENT OF DEATH BENEFIT

7. Tax information

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OVERVIEW

In this part of the prospectus, we discuss the current federal income tax rules that generally apply to EQUI-VEST(R) contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, QP IRA, Roth IRA or Roth Advantage. Therefore, we discuss the tax aspects of each type of contract separately.


Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. In addition to legislation enacted in December 2017, Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.


We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.



BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this prospectus, or a custodial or trusteed individual retirement account. How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as the EQUI-VEST(R) guaranteed minimum death benefit, selection of variable investment options, provision of a guaranteed interest option and choices of payout options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other such arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the portfolios you select.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include enhanced death benefits. You should consider the potential implication of these Regulations before you make additional contributions to this annuity contract.

TRANSFERS AMONG INVESTMENT OPTIONS

You can make transfers among investment options inside the contract without triggering taxable income.

TAXATION OF NONQUALIFIED ANNUITIES

Please note our restrictions on contributions. See "How you can contribute to your contract" in "Contract features and benefits" earlier in this Prospectus.

CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.

CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

..   if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under securities laws);

..   if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

..   if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

..   if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a typical grantor trust.

All nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year are linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

ANNUITY PAYMENTS

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your "investment in the contract." Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total

                                TAX INFORMATION
amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

PARTIAL ANNUITIZATION

The consequences described above for annuitization of the entire contract apply to the portion of the contract which is partially annuitized. A nonqualified annuity contract is treated as being partially annuitized if a portion of the contract is applied to an annuity payout on a life-contingent basis or for a period certain of at least 10 years. In order to get annuity payment tax treatment for the portion of the contract applied to the annuity payout, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped, except by death or surrender (if permitted under the terms of the contract). The investment in the contract is split between the partially annuitized portion and the deferred amount remaining based on the relative values of the amount applied to the annuity payout and the deferred amount remaining at the time of the partial annuitization. Also, the partial annuitization has its own annuity starting date.

WITHDRAWALS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a reduction of your investment in the contract and is not taxable.

1035 EXCHANGES

You may purchase a nonqualified deferred annuity contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

..   the contract that is the source of the funds you are using to purchase the nonqualified deferred annuity contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

..   the owner and the annuitant are the same under the source contract and the contract issued in exchange. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

In some cases you may make a tax-deferred 1035 exchange from a nonqualified deferred annuity contract to a "qualified long-term care contract" meeting all specified requirements under the Code or an annuity contract with a "qualified long-term care contract" feature (sometimes referred to as a "combination annuity" contract).

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the contract issued in exchange.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to purchase or contribute to another nonqualified deferred annuity contract on a tax-deferred basis. If requirements are met, the owner may also directly transfer amounts from a nonqualified deferred annuity contract to a "qualified long-term care contract" or "combination annuity" in such a partial 1035 exchange transaction. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

If you are purchasing your contract through a Section 1035 exchange, you should be aware that AXA Equitable cannot guarantee that the exchange from the source contract to the contract you are applying for will be treated as a Section 1035 exchange; the insurance company issuing the source contract controls the tax information reporting of the transaction as a Section 1035 exchange. Because information reports are not provided and filed until the calendar year after the exchange transaction, the insurance company issuing the source contract shows its agreement that the transaction is a 1035 exchange by providing to us the cost basis of the exchanged source contract when it transfers the money to us on your behalf.

Even if the contract owner and the insurance companies agree that a full or partial 1035 exchange is intended, the IRS has the ultimate authority to review the facts and determine that the transaction should be recharacterized as taxable in whole or in part.

Section 1035 exchanges are generally not available after the death of the owner. The destination contract must meet specific post-death payout requirements to prevent avoidance of the death of owner rules. See "Payment of death benefit".

SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

Under the Beneficiary continuation option the tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59 1/2 a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

                                TAX INFORMATION

..   in the form of substantially equal periodic annuity payments at least annually over your life (or life expectancy), or the joint lives of you and a beneficiary (or joint life expectancies) using an IRS-approved distribution method.

We will report a life-contingent partial annuitization made to an owner under age 59 1/2 as eligible for an exception to the early distribution penalty tax. We may be required to treat a partial annuitization for a period certain of at least 10 years as being subject to the penalty for an owner under age 59 1/2.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

ADDITIONAL TAX ON NET INVESTMENT INCOME

Taxpayers who have modified adjusted gross income ("MAGI") over a specified amount and who also have specified net investment income in any year may have to pay an additional surtax of 3.8%. (This tax has been informally referred to as the "Net Investment Income Tax" or "NIIT"). For this purpose net investment income includes distributions from and payments under nonqualified annuity contracts. The threshold amount of MAGI varies by filing status: $200,000 for single filers; $250,000 for married taxpayers filing jointly, and $125,000 for married taxpayers filing separately. The tax applies to the lesser of a) the amount of MAGI over the applicable threshold amount or b) the net investment income. You should discuss with your tax adviser the potential effect of this tax.

INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account A. If you were treated as the owner, you would be taxed on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account A. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account A, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account A.

INDIVIDUAL RETIREMENT ARRANGEMENTS ("IRAS")

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account, and certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

..   "traditional IRAs," typically funded on a pre-tax basis, including SEP-IRAs and SIMPLE IRAs issued and funded in connection with employer-sponsored retirement plans; and

..   Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes.

For further information about individual retirement arrangements, you can read Internal Revenue Service Publications 590-A ("Contributions to Individual Retirement Arrangements (IRAs)") and 590-B ("Distributions from Individual Retirement Arrangements (IRAs)"). These publications are usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as "individual retirement annuities" under Section 408(b) of the Internal Revenue Code. We offer the EQUI-VEST(R) contract in both traditional IRA and Roth IRA versions.

This prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract.

We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this Prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this prospectus. We do not guarantee or project growth in a variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

We have received an opinion letter from the IRS approving the respective forms of the series 400 EQUI-VEST(R) traditional and Roth IRA contracts for use as traditional and Roth IRA, respectively. We may no longer rely on the opinion letter for the Roth IRA. We have

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not submitted to the IRS requests for opinion letters to approve any other forms of series 100 - 500 EQUI-VEST(R) traditional IRA and Roth IRA for use as a traditional or Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the EQUI-VEST(R) traditional and Roth IRA contracts.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

This is provided for informational purposes only. Since the contracts are no longer available to new purchasers, this cancellation provision is no longer applicable.

You can cancel any version of the EQUI-VEST(R) IRA contract (traditional IRA or Roth IRA) by following the directions under "Your right to cancel within a certain number of days" in "Contract features and benefits" earlier in this Prospectus. You can cancel an EQUI-VEST(R) Roth IRA contract issued as a result of a full or partial conversion of an EQUI-VEST(R) traditional IRA contract by following the instructions in the "EQUI-VEST(R) Roth IRA Re-Characterization Form." The form is available from our processing office or your financial professional. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

Please note our restrictions on contributions. See "How you can contribute to your contract" in "Contract features and benefits" earlier in this Prospectus.

CONTRIBUTIONS TO TRADITIONAL IRAS. Generally, individuals may make three different types of contributions to purchase a traditional IRA or as additional contributions to an existing IRA:

..   "regular" contributions out of earned income or compensation; or

..   tax-free "rollover" contributions; or

..   direct custodian-to-custodian transfers from other traditional IRAs
    ("direct transfers").

When you make a contribution to your IRA, we require you to tell us whether it is a regular contribution, rollover contribution, or direct transfer contribution, and to supply supporting documentation in some cases.

REGULAR CONTRIBUTIONS TO TRADITIONAL IRAS


LIMITS ON CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,500 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2018, after adjustment for cost-of-living changes. When your earnings are below $5,500, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the taxable year in which you reach age 70 1/2 or any taxable year after that.


If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional "catch up contributions" of up to $1,000 to your traditional IRA.

SPECIAL RULES FOR SPOUSES. If you are married and file a joint federal income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation, or compensation under $5,500, married individuals filing jointly can contribute up to $11,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $5,500 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70 1/2 or over can contribute up to the lesser of $5,500 or 100% of "earned income" to a traditional IRA for a nonworking spouse until the year in which the nonworking spouse reaches age 70 1/2. Catch-up contributions may be made as described above for spouses who are at least age 50 but under age 70 1/2 at any time during the taxable year for which the contribution is being made.

DEDUCTIBILITY OF CONTRIBUTIONS. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

The federal tax rules governing contributions to IRAs made from current compensation are complex and are subject to numerous technical requirements and limitations which vary based on an individual's personal situation (including his/her spouse). IRS Publication 590-A, "Contributions to Individual Retirement Arrangements (IRAs)" which is updated annually and is available at www.irs.gov, contains pertinent explanations of the rules applicable to the current year. The amount of permissible contributions to IRAs, the amount of IRA contributions which may be deductible, and the individual's income limits for determining contributions and deductions all may be adjusted annually for cost of living.

ADDITIONAL "SAVER'S CREDIT" FOR CONTRIBUTIONS TO A TRADITIONAL IRA OR ROTH IRA

Certain lower income individuals may be eligible for a nonrefundable income tax credit for contributions made to a traditional IRA or Roth IRA. Please see the current version of IRS Publication 590-A for details.


NONDEDUCTIBLE REGULAR CONTRIBUTIONS. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the nonworking spouse's traditional IRA) may not, however, exceed the maximum $5,000 per person limit for the applicable taxable year ($5,500 for 2018 after adjustment). The dollar limit is $1,000 higher for people eligible to make age 50-70 1/2 catch-up contributions ($6,500 for 2018). See "Excess contributions" below. You must keep your own records of deductible and

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nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" below.

If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

WHEN YOU CAN MAKE REGULAR CONTRIBUTIONS. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year. Make sure you designate the year for which you are making the contribution.

ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS TO TRADITIONAL IRAS

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

..   qualified plans;

..   governmental employer 457(b) plans, also referred to as "governmental employer EDC plans";

..   403(b) plans; and

..   other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70 1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

ROLLOVERS FROM "ELIGIBLE RETIREMENT PLANS" OTHER THAN TRADITIONAL IRAS

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. A non-spousal death beneficiary may also be able to make a direct rollover to an inherited IRA with special rules and restrictions under certain circumstances.

There are two ways to do rollovers:

..   Do it yourself:

   You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

..   Direct rollover:

   You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a qualified plan, 403(b) plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distribution is:

..   a "required minimum distribution" after age 70 1/2 or retirement; or

..   one of a series of substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

..   one of a series of substantially equal periodic payments made for a specified period of 10 years or more; or

..   a hardship withdrawal; or

..   a corrective distribution that fits specified technical tax rules; or

..   a loan that is treated as a distribution; or


..   in some instances, a death benefit payment to a beneficiary who is not your surviving spouse; or


..   a qualified domestic relations order distribution to a beneficiary who is not your current or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan, such as a traditional IRA, and subsequently take a premature distribution.

Rollovers from an eligible retirement plan to a traditional IRA are not subject to the "one-per-year limit" noted later in this section.

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this Prospectus under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.

ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. We call this the "one-per-year limit." It is the IRA owner's responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

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SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spousal beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse's traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

EXCESS CONTRIBUTIONS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

..   regular contributions of more than the maximum regular contribution amount for the applicable taxable year; or

..   regular contributions to a traditional IRA made after you reach age 70 1/2;
    or

..   rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70 1/2.

You can avoid or limit the excise tax by withdrawing an excess contribution (rollover or regular). See IRS Publications 590-A and 590-B for further details.

RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract, and annuity payments from your contract. Death benefits are also taxable.

We report all payments from traditional IRA contracts on IRS Form 1099-R. You are responsible for reporting these amounts correctly on your Individual income tax return and keeping supporting records. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax-free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax-free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

..   the amount received is a withdrawal of certain excess contributions, as described in IRS Publications 590-A and 590-B; or

..   the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" under "Rollover and transfer contributions to traditional IRAs" above.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer EDC plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer EDC plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types its accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a roll-over.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.

The EQUI-VEST(R) QP IRA is used as a conduit IRA if amounts are not commingled.

IRA DISTRIBUTIONS DIRECTLY TRANSFERRED TO CHARITY

Specified distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70 1/2 or older. You can direct AXA Equitable to make a distribution directly to a charitable organization you request whether or not such distribution might be eligible for favorable tax treatment. Since an IRA owner is responsible for determining the tax consequences of any distribution from an IRA, we report the distribution to you on Form 1099-R. After discussing with your own tax advisor, it is your responsibility to report any distribution qualifying as a tax-free charitable direct transfer from your IRA on your own tax return.

REQUIRED MINIMUM DISTRIBUTIONS

BACKGROUND ON REGULATIONS -- REQUIRED MINIMUM DISTRIBUTIONS. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are

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not limited to, enhanced death benefits. This could increase the amount required to be distributed from these contracts if you take annual withdrawals instead of receiving annuity payments.

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70 1/2.

WHEN YOU HAVE TO TAKE THE FIRST LIFETIME REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70 1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70 1/2, or to delay taking it until the first three-month period in the next calendar year (January 1-April 1). Distributions must start no later than your "Required Beginning Date," which is April 1st of the calendar year after the calendar year in which you turn age 70 1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan, and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our minimum distribution withdrawal option. If you do elect one of these options, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, if you are taking account-based withdrawals from all of your traditional IRAs, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become

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the owner of the traditional IRA and halt distributions until he or she reaches age 70 1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70 1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed above under "Individual beneficiary." PLEASE NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

SUCCESSOR ANNUITANT AND OWNER

If your spouse is the sole primary beneficiary and elects to become the successor annuitant and owner, no death benefit is payable until your surviving spouse's death. The required minimum distribution rules are applied as if your surviving spouse is the contract owner.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59 1/2 before the first day of that tax year.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59 1/2. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   used to pay certain extraordinary medical expenses (special federal income tax definition); or

..   used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

..   used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

..   used to pay certain higher education expenses (special federal income tax definition); or

..   in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancy) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS

ROTH INDIVIDUAL RETIREMENT ANNUITIES ("ROTH IRAS")

This section of the prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "traditional IRAs."

The EQUI-VEST(R) Roth IRA and Roth Advantage contracts are designed to qualify as Roth individual retirement annuities under Sections 408A and 408(b) of the Internal Revenue Code.

Please note our restrictions on contributions. See "How you can contribute to your contract" in "Contract features and benefits" earlier in this Prospectus.

CONTRIBUTIONS TO ROTH IRAS

Individuals may make four different types of contributions to a Roth IRA:

..   regular after-tax contributions out of earnings; or

..   taxable rollover contributions from traditional IRAs or other eligible retirement plans ("conversion" rollover contributions); or

..   tax-free rollover contributions from other Roth individual retirement arrangements (or designated Roth accounts under defined contribution plans); or

..   tax-free direct custodian-to-custodian transfers from other Roth IRAs
    ("direct transfers").

If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

REGULAR CONTRIBUTIONS TO ROTH IRAS


LIMITS ON REGULAR CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,500 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2018 after adjustment for cost-of-living changes. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $5,500, your earned income or compensation for the year is the most you can

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contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion under "Special rules for spouses" earlier in this section under traditional IRAs.

If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000.

With a Roth IRA, you can make regular contributions when you reach 70 1/2, as long as you have sufficient earnings. The amount of permissible contributions to Roth IRAs for any year depends on the individual's income limits and marital status. For example, if you are married and filing separately for any year your ability to make regular Roth IRA contributions is greatly limited. The amount of permissible contributions and income limits may be adjusted annually for cost of living. Please consult IRS Publication 590-A, "Contributions to Individual Retirement Arrangements (IRAs)" for the rules applicable to the current year.

WHEN YOU CAN MAKE CONTRIBUTIONS? Same as traditional IRAs.

DEDUCTIBILITY OF CONTRIBUTIONS. Roth IRA contributions are not tax deductible.

ROLLOVERS AND DIRECT TRANSFERS

WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS? The difference between a rollover transaction and a direct transfer transaction is the following: In a rollover transaction you actually take possession of the funds rolled over, or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee, or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

..   another Roth IRA;

..   a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion rollover");

..   a "designated Roth contribution account" under a 401(k) plan, a 403(b)
    plan, or a governmental employer EDC plan (direct or 60-day); or

..   from non-Roth accounts under another eligible retirement plan, as described below under "Conversion rollover contributions to Roth IRAs."

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. We call this the "one-per-year limit." It is the Roth IRA owner's responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spousal beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

CONVERSION ROLLOVER CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code
Section 401(a) qualified plan, a 403(b) plan, and a governmental employer
Section 457(b) plan.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax free. Even if you are under age 59 1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA. Conversion rollover contributions to Roth IRAs are not subject to the "one-per-year limit" noted earlier in this section.

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.



The IRS and Treasury have issued Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount of income reported in certain circumstances.

RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

HOW TO RECHARACTERIZE. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date

                                TAX INFORMATION

(including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization, and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.


Conversion rollover contributions to Roth IRAs cannot be recharacterized.


To recharacterize a contribution you must use our forms.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender and termination of your contract, and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to the special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

..   Rollovers from a Roth IRA to another Roth IRA;

..   Direct transfers from a Roth IRA to another Roth IRA;

..   Qualified distributions from Roth IRA; and

..   Return of excess contributions or amounts recharacterized to a traditional
    IRA.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

..   you are age 59 1/2 or older; or

..   you die; or

..   you become disabled (special federal income tax definition); or

..   your distribution is a "qualified first-time homebuyer distribution"
    (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)Regular contributions.

(2)Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

   (a)Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

   (b)Nontaxable portion.

(3)Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amounts distributed, distributions and contributions are aggregated or grouped together as follows:

(1)All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2)All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3)All conversion contributions made during the year are added together.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

                                TAX INFORMATION

REQUIRED MINIMUM DISTRIBUTIONS DURING LIFE

Lifetime required minimum distributions do not apply.

REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as traditional IRA under "What are the required minimum distribution payments after you die?", assuming death before the Required Beginning Date.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.

EXCESS CONTRIBUTIONS

Generally, the same as traditional IRA, except that regular contributions made after age 70 1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over.

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.

ILLUSTRATION OF GUARANTEED INTEREST RATES

In the following two tables, we provide information that the IRS requires us to furnish to prospective IRA contract owners. In the tables we illustrate the 1.00% minimum guaranteed interest rate for contributions we assume are allocated entirely to the guaranteed interest option under series 300 and 400. (The rate may be higher in your state.) We assume no withdrawals or transfers were made under the contract. In Table II we assume a single initial contribution of $1,000, and no additional contributions. We also assume no withdrawals or transfers. The guaranteed interest rate, which can range from 1.00% to 3.00% (4.00% for NQ in some states), is in the contract.

The values shown assume the withdrawal charge applies. These values reflect the effect of the annual administrative charge deducted at the end of each contract year in which the account value is less than $20,000.

To find the appropriate value for the end of the contract year at any particular age, you subtract the age (nearest birthday) at issue of the contract from the current age and find the corresponding year in the table. Years that correspond to a current age over 70, should be ignored, unless the contract is a Roth IRA.

You should consider the information shown in the tables in light of your present age. Also, with respect to Table I, you should consider your ability to contribute $1,000 annually. Any change in the amounts contributed annually in Table I, or in the amount of the single contribution in Table II would, of course, change the results shown.

                                TAX INFORMATION

Table I guaranteed minimum interest rate of 1.00% (the rate may be higher in your state)

                                    TABLE I
                        ACCOUNT VALUES AND CASH VALUES
 (ASSUMING $1,000 CONTRIBUTIONS MADE ANNUALLY AT THE BEGINNING OF THE CONTRACT
                                     YEAR)

------------------------------------------------------------------

          1.00% MINIMUM GUARANTEE          1.00% MINIMUM GUARANTEE
          ----------------------- -        -----------------------

CONTRACT   ACCOUNT      CASH      CONTRACT  ACCOUNT      CASH
YEAR END    VALUE       VALUE     YEAR END   VALUE       VALUE
------------------------------------------------------------------
  1       $   989.80  $   936.35     26    $29,196.26  $28,836.26
------------------------------------------------------------------
  2       $ 1,979.70  $ 1,872.79     27    $30,498.22  $30,138.22
------------------------------------------------------------------
  3       $ 2,979.49  $ 2,818.60     28    $31,813.20  $31,453.20
------------------------------------------------------------------
  4       $ 3,989.29  $ 3,773.87     29    $33,141.33  $32,781.33
------------------------------------------------------------------
  5       $ 5,009.18  $ 4,738.69     30    $34,482.75  $34,122.75
------------------------------------------------------------------
  6       $ 6,039.27  $ 5,713.15     31    $35,837.57  $35,477.57
------------------------------------------------------------------
  7       $ 7,079.67  $ 6,719.67     32    $37,205.95  $36,845.95
------------------------------------------------------------------
  8       $ 8,130.46  $ 7,770.46     33    $38,588.01  $38,228.01
------------------------------------------------------------------
  9       $ 9,191.77  $ 8,831.77     34    $39,983.89  $39,623.89
------------------------------------------------------------------
  10      $10,263.69  $ 9,903.69     35    $41,393.73  $41,033.73
------------------------------------------------------------------
  11      $11,346.32  $10,986.32     36    $42,817.67  $42,457.67
------------------------------------------------------------------
  12      $12,439.79  $12,079.79     37    $44,255.84  $43,895.84
------------------------------------------------------------------
  13      $13,544.18  $13,184.18     38    $45,708.40  $45,348.40
------------------------------------------------------------------
  14      $14,659.63  $14,299.63     39    $47,175.49  $46,815.49
------------------------------------------------------------------
  15      $15,786.22  $15,426.22     40    $48,657.24  $48,297.24
------------------------------------------------------------------
  16      $16,924.08  $16,564.08     41    $50,153.81  $49,793.81
------------------------------------------------------------------
  17      $18,073.33  $17,713.33     42    $51,665.35  $51,305.35
------------------------------------------------------------------
  18      $19,234.06  $18,874.06     43    $53,192.00  $52,832.00
------------------------------------------------------------------
  19      $20,436.40  $20,076.40     44    $54,733.92  $54,373.92
------------------------------------------------------------------
  20      $21,650.76  $21,290.76     45    $56,291.26  $55,931.26
------------------------------------------------------------------
  21      $22,877.27  $22,517.27     46    $57,864.18  $57,504.18
------------------------------------------------------------------
  22      $24,116.04  $23,756.04     47    $59,452.82  $59,092.82
------------------------------------------------------------------
  23      $25,367.20  $25,007.20     48    $61,057.35  $60,697.35
------------------------------------------------------------------
  24      $26,630.88  $26,270.88     49    $62,677.92  $62,317.92
------------------------------------------------------------------
  25      $27,907.18  $27,547.18     50    $64,314.70  $63,954.70
------------------------------------------------------------------

                                TAX INFORMATION

Table II guaranteed minimum interest rate of 1.00% (the rate may be higher in your state)

                                   TABLE II
                        ACCOUNT VALUES AND CASH VALUES
    (ASSUMING A SINGLE CONTRIBUTION OF $1,000 AND NO FURTHER CONTRIBUTION)

------------------------------------------------------------------

          1.00% MINIMUM GUARANTEE          1.00% MINIMUM GUARANTEE
          -----------------------          -----------------------

CONTRACT  ACCOUNT      CASH       CONTRACT ACCOUNT      CASH
YEAR END   VALUE       VALUE      YEAR END  VALUE       VALUE
------------------------------------------------------------------
  1       $989.80     $936.35        26    $434.76     $434.76
------------------------------------------------------------------
  2       $979.70     $926.80        27    $409.11     $409.11
------------------------------------------------------------------
  3       $959.50     $907.69        28    $383.20     $383.20
------------------------------------------------------------------
  4       $939.10     $888.38        29    $357.03     $357.03
------------------------------------------------------------------
  5       $918.49     $868.89        30    $330.60     $330.60
------------------------------------------------------------------
  6       $897.67     $849.20        31    $303.91     $303.91
------------------------------------------------------------------
  7       $876.65     $876.65        32    $276.95     $276.95
------------------------------------------------------------------
  8       $855.42     $855.42        33    $249.72     $249.72
------------------------------------------------------------------
  9       $833.97     $833.97        34    $222.21     $222.21
------------------------------------------------------------------
  10      $812.31     $812.31        35    $194.44     $194.44
------------------------------------------------------------------
  11      $790.43     $790.43        36    $166.38     $166.38
------------------------------------------------------------------
  12      $768.34     $768.34        37    $138.04     $138.04
------------------------------------------------------------------
  13      $746.02     $746.02        38    $109.42     $109.42
------------------------------------------------------------------
  14      $723.48     $723.48        39    $ 80.52     $ 80.52
------------------------------------------------------------------
  15      $700.71     $700.71        40    $ 51.32     $ 51.32
------------------------------------------------------------------
  16      $677.72     $677.72        41    $ 21.84     $ 21.84
------------------------------------------------------------------
  17      $654.50     $654.50        42    $  0.00     $  0.00
------------------------------------------------------------------
  18      $631.04     $631.04        43    $  0.00     $  0.00
------------------------------------------------------------------
  19      $607.35     $607.35        44    $  0.00     $  0.00
------------------------------------------------------------------
  20      $583.43     $583.43        45    $  0.00     $  0.00
------------------------------------------------------------------
  21      $559.26     $559.26        46    $  0.00     $  0.00
------------------------------------------------------------------
  22      $534.85     $534.85        47    $  0.00     $  0.00
------------------------------------------------------------------
  23      $510.20     $510.20        48    $  0.00     $  0.00
------------------------------------------------------------------
  24      $485.31     $485.31        49    $  0.00     $  0.00
------------------------------------------------------------------
  25      $460.16     $460.16        50    $  0.00     $  0.00
------------------------------------------------------------------

                                TAX INFORMATION

TAX WITHHOLDING AND INFORMATION REPORTING

STATUS FOR INCOME TAX PURPOSES; FATCA. In order for us to comply with income tax withholding and information reporting rules which may apply to annuity contracts and tax-qualified or tax-favored plan participation, we request documentation of "status" for tax purposes. "Status" for tax purposes generally means whether a person is a "U.S. person" or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person's status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to contract ownership. For example, under the Foreign Account Tax Compliance Act ("FATCA"), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, we may be required to report contract values and other information for certain contractholders. For this reason, we and our affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

TAX WITHHOLDING. We must withhold federal income tax from distributions from annuity contracts and specified tax-favored savings or retirement plans or arrangements. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.


You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

..   We might have to withhold and/or report on amounts we pay under a free look or cancellation.

..   We are required to withhold on the gross amount of a distribution from a
    Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U. S. entity recipients that are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. In some states, the state income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different marital status or number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.

Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.

FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

For a non-periodic distribution (total surrender, termination, or partial withdrawal), we generally withhold at a flat 10% rate. We apply that rate to the taxable amount in the case of nonqualified contracts, and to the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

                                TAX INFORMATION

8. More information

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ABOUT OUR SEPARATE ACCOUNT A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. For example, we may withdraw amounts from Separate Account A that represent our investments in Separate Account A or that represent fees and charges under the contracts that we have earned. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of Separate Account A's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account A. However, the obligations themselves are obligations of AXA Equitable.

Separate Account A is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account A. Although Separate Account A is registered, the SEC does not monitor the activity of Separate Account A on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account A invests in shares issued by the corresponding portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1)to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2)to combine any two or more variable investment options;

(3)to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5)to deregister Separate Account A under the Investment Company Act of 1940;

(6)to restrict or eliminate any voting rights as to Separate Account A; and

(7)to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.

If the exercise of these rights results in a material change in the underlying investment of Separate Account A, you will be notified of such exercise, as required by law.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.

The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the portfolios (for example, the Board of Trustees can establish additional portfolios or eliminate existing portfolios; change portfolio investment objectives; and change portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

ABOUT OUR FIXED MATURITY OPTIONS

RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

The rates to maturity are determined weekly. The rates in the table below are illustrative only and will most likely differ from the rates applicable at time of purchase. Current rates to maturity can be obtained through TOPS or Online Account Access or from your financial professional.

The rates to maturity for new allocations and the related price per $100 of maturity value are as shown below:


-------------------------------------------------------
 FIXED MATURITY
  OPTIONS WITH
   JUNE 15TH
MATURITY DATE OF RATE TO MATURITY AS  PRICE PER $100 OF
 MATURITY YEAR   OF FEBRUARY 15, 2018  MATURITY VALUE
-------------------------------------------------------
      2018            3.00%/(2)/      $99.03
-------------------------------------------------------
      2019            3.00%/(2)/      $96.15
-------------------------------------------------------
      2020            3.00%/(2)/      $93.34
-------------------------------------------------------
      2021            3.00%/(2)/      $90.62
-------------------------------------------------------
      2022            3.00%/(2)/      $87.98
-------------------------------------------------------
      2023            3.00%/(2)/      $85.42
-------------------------------------------------------

                               MORE INFORMATION

-------------------------------------------------------
 FIXED MATURITY
  OPTIONS WITH
   JUNE 15TH
MATURITY DATE OF RATE TO MATURITY AS  PRICE PER $100 OF
 MATURITY YEAR   OF FEBRUARY 15, 2018  MATURITY VALUE
-------------------------------------------------------
     2024             3.00%/(2)/      $82.93
-------------------------------------------------------
   2025/(1)/          3.00%/(2)/      $80.51
-------------------------------------------------------
   2026/(1)/          3.00%/(2)/      $78.16
-------------------------------------------------------
   2027/(1)/            3.05%         $75.55
-------------------------------------------------------


(1)Not available in Oregon
(2)Since these rates to maturity are 3%, no amounts could have been allocated to these options.


HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT

We use the following procedure to calculate the market value adjustment (up or down) we make if you withdraw all of your value from a fixed maturity option before its maturity date.

(1)We determine the market adjusted amount on the date of the withdrawal as follows:

   (a)We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

   (b)We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

   (c)We determine the current rate to maturity that applies on the withdrawal date to new allocations to the same fixed maturity option.

   (d)We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2)We determine the fixed maturity amount as of the current date.

(3)We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

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YOUR MARKET ADJUSTED AMOUNT IS THE PRESENT VALUE OF THE MATURITY VALUE DISCOUNTED AT THE RATE TO MATURITY IN EFFECT FOR NEW CONTRIBUTIONS TO THAT SAME FIXED MATURITY OPTION ON THE DATE OF THE CALCULATION.
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If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix II at the end of this prospectus for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) above would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined in accordance with our procedures then in effect. We reserve the right to add up to 0.50% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.

INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "non-unitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We have no specific formula for establishing the rates to maturity for the fixed maturity options. We expect the rates to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.

ABOUT THE GENERAL ACCOUNT

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business

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expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ABOUT OTHER METHODS OF PAYMENT

AUTOMATIC INVESTMENT PROGRAM -- FOR NQ, TRADITIONAL IRA, ROTH IRA AND ROTH ADVANTAGE CONTRACTS

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a bank checking or savings account, money market checking or savings account, or credit union checking or savings account and contributed as an additional contribution into an NQ, traditional IRA, Roth IRA and Roth Advantage contracts on a monthly basis. For all forms of IRAs, your contributions are subject to the limits and conditions on contributions described in "Tax information" earlier in this prospectus.

AIP additional contributions may be allocated to any of the variable investment options and the guaranteed interest option, but not the fixed maturity options. Our minimum contribution amount requirement is $20. The maximum contribution amount is $500 per month. We will return any contribution made under this program that exceeds your contribution limit, if applicable, and your program will be cancelled. The contribution limitations described in "How you can contribute to your contract" under "Contract features and benefits" apply to this program. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

PAYROLL DEDUCTION PROGRAM. You can authorize your employer to remit your NQ, traditional or Roth IRA contributions to us if your employer has a payroll deduction program. Those contributions are still your contributions, not your employer's. We will return any contribution made under this program that exceeds your contribution limit, if applicable, and your program will be cancelled. The contribution limitations described in "How you can contribute to your contract" under "Contract features and benefits" apply to this program.

WIRE TRANSFERS. You may also send your contributions by wire transfer from your bank.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

..   If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

   -- on a non-business day;

   -- after 4:00 p.m. Eastern Time on a business day; or

   -- after an early close of regular trading on the NYSE on a business day.

..   When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

CONTRIBUTIONS, TRANSFERS, WITHDRAWALS AND SURRENDERS

..   Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

..   Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

..   Contributions allocated to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

..   If a fixed maturity option is scheduled to mature on June 15th and
    June 15th is a non-business day, that fixed maturity option will mature on the prior business day.

..   Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

..   Transfers to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

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..   Transfers to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

..   Transfers out of a fixed maturity option will be at the market adjusted amount on that business day.

..   For the fixed-dollar option, the first monthly transfer will occur on the last business day of the month in which we receive your election form at our processing office.

..   For the interest sweep, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

..   Quarterly rebalancing will be processed on a calendar year basis.
    Semiannual or annual rebalancing will be processed on the first business day of the month. Rebalancing will not be done retroactively.

..   Requests for withdrawals or surrenders will occur on the business day that we receive the information that we require.

ABOUT YOUR VOTING RIGHTS

As the owner of shares of the Trusts we have the right to vote on certain matters involving the portfolios, such as:

..   the election of trustees;

..   the formal approval of independent auditors selected for each Trust; or

..   any other matters described in each prospectus for the Trusts or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote. One effect of proportional voting is that a small number of contract owners may determine the outcome of a vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

CYBERSECURITY


We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future, we take reasonable steps to mitigate these risks and secure our systems from such failures and attacks.


FIDUCIARY RULE


In 2016, the Department of Labor issued a final rule that significantly expanded the definition of "investment advice" and increased the circumstances in which companies and broker-dealers, insurance agencies and other financial institutions that sell our products could be deemed a fiduciary when providing investment advice with respect to plans under the Employee Retirement Income Security Act of 1974 ("ERISA") or individual retirement accounts ("IRAs"). The Department of Labor also introduced amendments to longstanding exemptions from the prohibited transaction provisions under ERISA that increased fiduciary requirements in connection with transactions involving ERISA plans, plan participants and IRAs, and applied more

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onerous disclosure and contract requirements to such transactions. The Department of Labor particially implemented the rule in June 2017. Full implementation of the rule is scheduled for July 2019 and may likely have an adverse impact on the level and type of services we provide. However, in March 2018 a federal appeals court issued a decision vacating the rule. The court's decision will not take effect until after the date of this prospectus, and there is a possibility that the Department of Labor may ask for a rehearing or appeal the decision. At this time, we do not currently plan any immediate changes to our approach to selling products and providing services to ERISA plans and IRAs.


STATUTORY COMPLIANCE

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account A, nor would any of these proceedings be likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.

FINANCIAL STATEMENTS

The financial statements of Separate Account A, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing our processing office or calling (800) 628-6673.

TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS, AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive written notification of any change at our processing office. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus. We may refuse to process a change of ownership of an NQ contract to an entity without appropriate documentation of status on IRS Form W-9 (or, if IRS Form W-9 cannot be provided because the entity is not a U.S. entity, on the appropriate type of Form W-8).

You cannot assign or transfer ownership of a traditional IRA, QP IRA or Roth IRA contract except by surrender to us.

You cannot assign your contract as collateral or security for a loan. Loans are also not available under your contract. For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your traditional IRA and Roth IRA contract to another similar arrangement.

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account A. The offering of the contracts is intended to be continuous.


AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Equitable Holdings, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with AXA Distributors ("Selling broker-dealers").


AXA Equitable pays compensation to both Distributors based on contracts sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this Prospectus.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 8.5% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 0.60% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could, over time, exceed the total compensation that would otherwise be paid on the

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basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.


DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same contract. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals and/or managerial personnel include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA and other federal and state regulatory authorities, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you and, for certain accounts depending on applicable rules, that are in your best interest, based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.


AXA DISTRIBUTORS COMPENSATION. AXA Equitable pays contribution-based and asset-based compensation (together "compensation") to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributors' Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributors' Selling broker-dealers. Contribution-based compensation will generally not exceed 6.5% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 0.60% of the account value of the contract sold. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support

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services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable contracts exclusively.


These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2017) received additional payments. These additional payments ranged from $2,068.25 to $5,709,995.36. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corp.
Allstate Financial Services, LLC
American Portfolios Financial Services
Ameriprise Financial Services
BBVA Securities, Inc.
Cambridge Investment Research
Capital Investment Group
Centaurus Financial, Inc.
CETERA Financial Group
Citigroup Global Markets, Inc.
Citizens Investment Services
Commonwealth Financial Network
CUNA Brokerage Services
CUSO Financial Services, L.P.
Equity Services Inc.
Farmer's Financial Solution
FTB Advisors, Inc.
Geneos Wealth Management
Gradient Securities, LLC
H.D. Vest Investment Securities, Inc.
Independent Financial Group, LLC
Infinex Investments Inc.
Investment Professionals, Inc.
Janney Montgomery Scott LLC
Kestra Investments, LLC
Key Investment Services LLC
Ladenburg Thalmann Advisor Network, LLC
Lincoln Financial Advisors Corp.
Lincoln Financial Securities Corp.
Lincoln Investment Planning
LPL Network
Lucia Securities, LLC
MML Investors Services, LLC
Morgan Stanley Smith Barney
Mutual of Omaha Investment Services, Inc.
National Planning Holding Corp.
PlanMember
PNC Investments
Primerica Financial Services, Inc.
Questar Capital Corporation
Raymond James
RBC Capital Markets Corporation
Robert W Baird & Company
Santander Securities Corp.
SIGMA Financial Corporation
Signator Investors, Inc.
The Advisor Group (AIG)
U.S. Bank Center
UBS Financial Services, Inc.
Valmark Securities, Inc.
Voya Financial
Wells Fargo

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9. Incorporation of certain documents by reference

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AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2017 (the "Annual Report") is considered to be part of this prospectus because it is incorporated by reference.


AXA Equitable files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, AXA Equitable has filed with the SEC a registration statement relating to the fixed maturity option (the "Registration Statement"). This prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.

After the date of this prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this prospectus, will be considered changed or replaced for purposes of this prospectus if a statement contained in this prospectus changes or is replaced. Any statement that is considered to be a part of this prospectus because of its incorporation will be considered changed or replaced for the purpose of this prospectus if a statement contained in any other subsequently filed document that is considered to be part of this prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this prospectus.

We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this prospectus is delivered, a copy of any or all of the documents considered to be part of this prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits). Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone:(212) 554-1234). You can access our website at www.axa.com.

                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

Appendix I: Condensed financial information

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The following tables show the accumulation unit values and the number of outstanding units for each variable investment option under each contract series at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.

SERIES 100 AND 200 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).



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                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
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1290 VT DOUBLELINE DYNAMIC ALLOCATION
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   Unit value                                 --      --      --      --      -- $104.03 $105.12 $ 99.85 $107.00 $115.72
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   Number of units outstanding (000's)        --      --      --      --      --       2      15      19      27      32
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1290 VT EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 87.59 $ 96.39 $110.04 $108.14 $125.60 $163.27 $175.05 $169.77 $189.24 $216.29
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   Number of units outstanding (000's)       358     386     381     367     388     424     399     374     341     315
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.88 $116.08 $125.54 $125.53 $130.35 $142.73 $143.13 $144.91 $153.97 $161.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        71      75      93     100      95      97      93      83      76      72
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.79 $140.66 $184.08 $175.27 $203.78 $279.70 $284.41 $264.61 $321.82 $368.64
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       842   1,109   1,363   1,484   1,517   1,556   1,523   1,490   1,470   1,434
------------------------------------------------------------------------------------------------------------------------
1290 VT HIGH YIELD BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $101.29 $101.84 $ 97.37 $107.33 $112.76
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       4      11      14      20      29
------------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 54.07 $ 69.81 $ 77.50 $ 76.67 $ 88.31 $117.03 $131.18 $130.04 $141.08 $167.59
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       213     240     247     248     243     242     243     233     220     209
------------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $104.46 $118.50 $112.83 $124.66 $140.36 $141.80 $134.36 $145.24 $166.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      15      68     133     164     165     160     156     151     171
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R)BOND FUND/SM/
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 96.22 $ 99.82 $ 98.40 $ 99.81 $101.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       5      37      57      75      87
------------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $108.41 $124.57 $161.84 $173.71 $166.05 $196.09 $222.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      10      12      19      18      19      28      31
------------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $109.53 $124.07 $160.27 $178.03 $176.28 $193.10 $230.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      12      17      20      29      31      37      42
------------------------------------------------------------------------------------------------------------------------



                                      I-1


                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $109.23 $124.41 $168.64 $173.12 $162.09 $192.75 $216.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       4       5      10      10      10      11      13
------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 93.81 $117.80 $131.43 $119.94 $135.10 $168.52 $174.11 $168.76 $181.14 $212.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,158   1,647   1,916   2,022   2,024   1,966   1,942   1,884   1,793   1,717
------------------------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.26 $115.79 $119.26 $116.91 $122.24 $132.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      13      40      59      73      65      64
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.87 $112.55 $119.11 $119.75 $123.55 $127.18 $128.76 $126.73 $128.69 $133.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       309     378     424     441     433     384     355     324     306     271
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $102.63 $111.91 $114.62 $112.56 $116.57 $124.19
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       7      14      25      26      27      33
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $101.32 $104.34 $105.63 $104.03 $105.54 $108.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       5      11      14      16      13      12
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.11 $113.02 $121.62 $119.14 $126.21 $137.27 $139.71 $136.94 $141.50 $151.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       540     685     753     769     760     725     677     619     578     552
------------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $111.23 $164.68 $181.09 $156.66 $180.80 $214.70 $215.40 $208.84 $215.28 $267.80
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,758   1,934   1,848   1,671   1,522   1,404   1,303   1,226   1,137   1,058
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 83.42 $111.38 $120.02 $ 98.36 $112.87 $130.87 $121.06 $114.26 $112.97 $140.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       683     805     838     817     756     700     974     918     864     811
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 92.35 $106.23 $126.93 $117.16 $112.81 $111.17 $136.28
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      18      20      23      24      31      30      34
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 94.92 $121.98 $127.65 $105.58 $122.36 $144.05 $131.92 $126.04 $125.28 $152.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,585   1,655   1,622   1,495   1,381   1,277   1,194   1,134   1,074   1,006
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 65.27 $ 81.47 $ 91.78 $ 86.71 $ 98.37 $127.68 $140.60 $139.24 $150.88 $181.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       111     124     129     116     100      93     169     152     137     130
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.99 $139.68 $157.73 $149.93 $168.24 $224.72 $246.29 $252.79 $263.16 $335.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,531   1,451   1,338   1,300   1,181   1,083   2,305   2,165   2,019   1,887
------------------------------------------------------------------------------------------------------------------------



                                      I-2


                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit Value                            $ 75.50 $ 89.84 $100.08 $ 94.00 $107.44 $140.42 $155.49 $147.24 $167.53 $188.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     8,082   7,621   6,915   6,275   5,681   5,207   5,055   4,721   4,376   4,060
------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $101.70 $136.30 $164.68 $147.16 $172.23 $226.13 $247.35 $235.40 $273.30 $302.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,009   2,681   2,473   2,260   2,072   1,919   1,780   1,667   1,555   1,449
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 49.96 $ 58.09 $ 63.45 $ 61.54 $ 66.55 $ 74.81 $ 76.59 $ 75.39 $ 78.92 $ 87.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    17,357  17,262  16,700  15,660  14,597  13,487  12,511  11,567  10,700   9,882
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.87 $119.78 $124.09 $121.46 $128.29 $141.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       8      39      60      75      91     100
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 99.92 $120.23 $132.32 $124.08 $136.52 $161.35 $165.19 $160.87 $170.26 $193.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     3,252   3,922   4,211   4,268   4,165   4,007   3,883   3,745   3,548   3,371
------------------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.20 $118.28 $122.27 $119.89 $122.75 $136.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       4      13      22      27      26      28
------------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $117.58 $157.78 $207.94 $204.35 $233.02 $317.66 $324.60 $310.94 $345.38 $418.01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,411   1,367   1,291   1,180   1,071     992     918     852     787     729
------------------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.96 $ 95.45 $110.46 $102.58 $121.88 $167.23 $171.26 $171.11 $170.31 $211.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       221     353     470     665     775     850     808     739     648     565
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 70.65 $ 90.98 $ 99.91 $ 98.65 $108.25 $122.37 $128.22 $122.66 $133.66 $145.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       600     614     565     527     489     467     505     471     427     396
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 64.09 $ 81.08 $ 99.41 $ 88.68 $102.21 $137.84 $138.88 $128.07 $157.77 $173.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        93     113     120     121     111     104      98      90      87      83
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 59.25 $ 75.10 $ 81.79 $ 77.11 $ 87.28 $106.16 $110.47 $105.94 $114.45 $129.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       330     389     418     419     405     408     421     408     371     350
------------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 83.71 $129.73 $169.33 $154.20 $165.45 $226.15 $221.53 $206.56 $194.97 $246.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       285     478     688     807     807     746     714     692     640     601
------------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 91.48 $117.09 $125.01 $126.89 $140.93 $176.97 $188.25 $207.13 $218.28 $289.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       155     200     224     203     190     176     155     153     179     196
------------------------------------------------------------------------------------------------------------------------



                                      I-3


                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 65.59 $ 80.97 $ 89.42 $ 84.29 $ 94.98 $121.14 $131.10 $126.26 $140.98 $158.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       241     265     252     231     208     189     168     153     140     130
------------------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 63.26 $ 81.16 $ 86.47 $ 78.23 $ 92.10 $115.35 $115.06 $110.52 $114.80 $137.37
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       210     250     249     247     240     238     234     223     206     194
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $137.74 $149.37 $157.53 $163.72 $170.12 $166.15 $167.83 $164.52 $167.08 $168.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       624     580     564     522     492     448     406     371     340     316
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 77.18 $102.45 $129.03 $107.34 $117.94 $171.95 $165.22 $153.16 $165.24 $202.75
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       303     317     309     276     249     261     222     206     194     183
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $113.53 $141.60 $173.94 $156.14 $179.88 $253.28 $237.12 $203.22 $251.10 $275.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       675     668     622     559     511     480     441     417     390     360
------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $151.23 $194.39 $215.34 $205.86 $230.79 $313.62 $339.44 $314.30 $365.81 $390.19
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,236   1,328   1,394   1,422   1,386   1,345   1,311   1,269   1,224   1,150
------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.59 $101.93 $116.45 $119.49 $138.41 $179.93 $196.18 $197.26 $211.01 $261.15
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,258   1,168   1,072     963     884     825     744     690     638     589
------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $213.98 $271.80 $311.66 $310.05 $354.66 $464.93 $515.55 $509.85 $563.49 $671.64
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     6,150   5,705   5,168   4,630   4,157   3,759   3,428   3,160   2,895   2,662
------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $106.08 $107.47 $112.15 $115.97 $118.03 $114.59 $115.78 $114.73 $114.76 $114.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       667     798     771     721     684     639     599     572     547     527
------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 94.43 $ 90.22 $ 72.86 $ 78.86 $104.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       8      21      28      33      52
------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $199.82 $248.75 $281.41 $282.55 $321.22 $416.78 $464.56 $461.99 $507.04 $605.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,594   2,527   2,394   2,246   2,120   2,010   1,936   1,890   1,853   1,808
------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $112.70 $113.38 $118.92 $122.49 $125.34 $120.55 $119.99 $113.88 $113.12 $116.80
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       314     314     355     382     383     340     310     281     253     242
------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $173.78 $167.97 $173.15 $180.33 $179.64 $174.33 $174.62 $173.02 $171.48 $169.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       484     438     402     369     336     299     272     253     240     225
------------------------------------------------------------------------------------------------------------------------



                                      I-4


                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 96.32 $121.08 $126.36 $109.42 $125.52 $150.42 $138.16 $133.40 $134.50 $163.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     3,827   3,659   3,352   3,078   2,822   2,609   2,454   2,344   2,226   2,120
------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 71.36 $ 90.40 $102.76 $ 99.37 $116.10 $154.68 $166.21 $153.83 $178.14 $207.37
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       151     161     166     175     180     204     488     451     408     378
------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 93.14 $121.58 $134.73 $125.98 $144.24 $193.23 $218.05 $210.22 $252.06 $292.76
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       314     309     306     282     258     243     232     235     239     284
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 48.81 $ 65.60 $ 75.04 $ 75.78 $ 85.77 $112.12 $124.15 $128.44 $134.77 $171.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,401   1,420   1,314   1,246   1,199   1,132   1,094   1,064   1,032   1,018
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 44.46 $ 52.26 $ 59.10 $ 58.12 $ 66.86 $ 86.79 $ 96.44 $ 90.93 $104.50 $116.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       147     201     207     448     436     419     425     411     414     398
------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 96.29 $130.37 $147.85 $130.24 $153.80 $172.45 $161.62 $159.77 $160.75 $209.45
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       188     248     314     328     343     348     335     328     320     330
------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.62 $ 92.25 $114.44 $110.20 $127.28 $166.49 $179.03 $171.58 $203.00 $231.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,031   2,200   2,138   2,037   1,961   1,903   1,858   1,835   1,842   1,831
------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 36.99 $ 36.46 $ 36.15 $ 35.56 $ 35.06 $ 34.57 $ 34.08 $ 33.61 $ 33.14 $ 32.82
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,421   1,591   1,290   1,122   1,041     920     835     769     760     708
------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 67.64 $ 92.50 $105.12 $ 94.78 $112.55 $140.28 $140.88 $143.41 $141.56 $189.41
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       114     168     240     346     360     390     410     453     432     445
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 90.73 $ 96.56 $ 93.01 $101.24 $102.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       8      33      60      77      98
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.45 $109.17 $108.61 $106.95 $107.09 $105.75 $104.24 $102.56 $103.20 $103.74
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       619     803     776     662     608     559     513     466     426     401
------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $163.75 $171.70 $180.35 $180.55 $182.86 $176.30 $178.98 $176.98 $176.67 $176.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       587     692     642     567     508     455     413     375     345     323
------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.42 $127.45 $158.20 $149.85 $170.81 $231.64 $239.62 $225.61 $268.29 $301.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       808     921     897     854     804     769     737     719     695     670
------------------------------------------------------------------------------------------------------------------------



                                      I-5


                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).



-----------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                         ------------------------------------------------------------------------------
                                          2008   2009    2010    2011    2012    2013    2014    2015    2016    2017
-----------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $65.18 $ 91.73 $105.33 $101.90 $119.57 $162.71 $174.40 $189.65 $189.62 $249.52
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      571     733     853     915   1,029   1,030   1,023   1,089   1,067   1,095
-----------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $78.13 $102.09 $113.88 $109.19 $121.59 $162.58 $183.58 $178.53 $194.02 $232.16
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      111     120     121     109     104     103     111     112      99     100
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      -- $112.76 $129.21 $166.93 $183.89 $182.18 $193.64 $232.30
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --     327     498     586     628     661     637     611
-----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      -- $ 86.03 $100.31 $131.18 $146.62 $130.88 $146.27 $159.97
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      20      57      89     125     144     140     137
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      -- $100.50 $126.76 $128.11 $144.53 $140.10 $140.74 $156.54
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      60     130     169     214     232     230     227
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      -- $ 94.99 $109.61 $115.46 $115.71 $110.32 $120.63 $126.30
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      18      52      64      73      79      78      86
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      -- $ 86.80 $ 98.69 $115.60 $114.15 $109.67 $107.46 $130.11
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      39      88     117     157     187     204     207
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      -- $105.76 $115.42 $146.29 $150.34 $141.98 $158.52 $179.32
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      36      47      48      48      47      49      51
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      -- $121.44 $136.18 $184.17 $185.49 $172.50 $190.35 $213.58
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      18      18      21      20      23      21      19
-----------------------------------------------------------------------------------------------------------------------
IVY VIP ENERGY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      -- $115.31 $115.33 $145.36 $128.27 $ 98.52 $130.79 $112.73
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      78      99     120     159     186     209     208
-----------------------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      -- $110.31 $129.12 $140.77 $141.52 $130.54 $149.65 $157.51
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --     156     349     427     469     445     427     435
-----------------------------------------------------------------------------------------------------------------------
IVY VIP MID CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      -- $ 89.68 $100.48 $128.81 $137.08 $127.43 $133.41 $167.03
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      45     177     304     331     371     384     388
-----------------------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      -- $ 79.10 $ 82.07 $116.08 $116.35 $116.95 $118.75 $144.25
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      19      31      42      41      87      70      68
-----------------------------------------------------------------------------------------------------------------------



                                      I-6


                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 91.70 $110.42 $107.59 $101.22 $ 79.84 $ 95.14 $119.99
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --     285     473     574     634     724     749     775
------------------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $107.72 $123.20 $155.15 $154.80 $162.38 $166.36 $208.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --     157     291     446     553     670     774     854
------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $110.60 $129.66 $168.53 $184.08 $181.52 $193.99 $235.47
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      11      23      28      26      25      27      28
------------------------------------------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $187.35 $195.65 $247.28
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      21      27      24
------------------------------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $118.68 $133.79 $177.83 $193.71 $211.24 $225.89 $309.02
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      48      81      96     110     135     157     189
------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $116.42 $130.03 $154.23 $171.13 $143.92 $157.95 $178.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --     106     184     228     304     276     260     245
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 47.27 $ 64.44 $ 75.22 $ 69.95 $ 79.27 $107.95 $118.60 $122.37 $125.61 $162.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     6,924   6,779   6,357   5,698   5,104   4,552   4,115   3,772   3,425   3,113
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $121.96 $130.33 $136.56 $142.56 $148.34 $142.91 $146.28 $144.50 $146.34 $148.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       378     415     480     487     527     481     427     390     355     334
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 67.20 $ 93.99 $117.67 $106.94 $121.80 $168.45 $174.27 $169.32 $178.38 $222.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       504     503     481     437     394     379     349     332     303     285
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 86.89 $123.76 $152.52 $130.42 $147.73 $197.63 $205.39 $191.39 $224.86 $242.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       346     347     344     316     278     256     226     203     187     170
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 64.57 $100.93 $117.21 $110.07 $123.17 $164.77 $184.59 $193.58 $208.08 $285.62
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       789     897     829     750     698     627     598     562     498     471
------------------------------------------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.60 $ 93.30 $101.92 $ 97.73 $106.89 $120.29 $122.19 $118.25 $123.24 $135.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       109     141     154     156     141     141     128     113     100      84
------------------------------------------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 74.21 $ 90.20 $ 99.61 $ 94.44 $105.15 $123.55 $126.81 $122.56 $129.89 $147.91
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       108     162     190     202     211     227     242     247     253     265
------------------------------------------------------------------------------------------------------------------------



                                      I-7


                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017 (DAILY ASSET CHARGE OF 1.34% OR 1.40%, DEPENDING UPON INVESTMENT OPTION).



--------------------------------------------------------------------------------------------------------------------
                                                              FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------------------------------------------------
                                          2008   2009   2010   2011   2012    2013    2014    2015    2016    2017
--------------------------------------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION
--------------------------------------------------------------------------------------------------------------------
   Unit value                            $71.34 $88.38 $98.29 $92.47 $104.11 $125.57 $129.45 $125.12 $133.35 $154.95
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       72    122    152    171     195     209     224     239     250     264
--------------------------------------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION
--------------------------------------------------------------------------------------------------------------------
   Unit value                            $68.30 $86.09 $96.22 $89.68 $102.13 $126.18 $130.43 $125.82 $134.93 $159.34
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       52     91    108    122     137     149     164     177     185     194
--------------------------------------------------------------------------------------------------------------------
TARGET 2055 ALLOCATION
--------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --     --      --      --      -- $ 91.46 $ 98.81 $118.74
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     --      --      --      --       1       8      13
--------------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND
--------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     -- $82.94 $ 84.37 $ 91.81 $ 73.06 $ 47.84 $ 67.69 $ 65.47
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     44      90     109     129     167     199     184
--------------------------------------------------------------------------------------------------------------------



                                      I-8


                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION).



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $104.03 $105.12 $ 99.85 $107.00 $115.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       2      15      19      27      32
------------------------------------------------------------------------------------------------------------------------
1290 VT EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 87.59 $ 96.39 $110.04 $108.14 $125.60 $163.27 $175.05 $169.77 $189.24 $216.29
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       358     386     381     367     388     424     399     374     341     315
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.88 $116.08 $125.54 $125.53 $130.35 $142.73 $143.13 $144.91 $153.97 $161.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        71      75      93     100      95      97      93      83      76      72
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.79 $140.66 $184.08 $175.27 $203.78 $279.70 $284.41 $264.61 $321.82 $368.64
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       842   1,109   1,363   1,484   1,517   1,556   1,523   1,490   1,470   1,434
------------------------------------------------------------------------------------------------------------------------
1290 VT HIGH YIELD BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $101.29 $101.84 $ 97.37 $107.33 $112.76
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       4      11      14      20      29
------------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 54.07 $ 69.81 $ 77.50 $ 76.67 $ 88.31 $117.03 $131.18 $130.04 $141.08 $167.59
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       213     240     247     248     243     242     243     233     220     209
------------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $104.46 $118.50 $112.83 $124.66 $140.36 $141.80 $134.36 $145.24 $166.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      15      68     133     164     165     160     156     151     171
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R)BOND FUND/SM/
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 96.22 $ 99.82 $ 98.40 $ 99.81 $101.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       5      37      57      75      87
------------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $108.41 $124.57 $161.84 $173.71 $166.05 $196.09 $222.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      10      12      19      18      19      28      31
------------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $109.53 $124.07 $160.27 $178.03 $176.28 $193.10 $230.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      12      17      20      29      31      37      42
------------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $109.23 $124.41 $168.64 $173.12 $162.09 $192.75 $216.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       4       5      10      10      10      11      13
------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 93.81 $117.80 $131.43 $119.94 $135.10 $168.52 $174.11 $168.76 $181.14 $212.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,158   1,647   1,916   2,022   2,024   1,966   1,942   1,884   1,793   1,717
------------------------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.26 $115.79 $119.26 $116.91 $122.24 $132.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      13      40      59      73      65      64
------------------------------------------------------------------------------------------------------------------------



                                      I-9


                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION). (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.87 $112.55 $119.11 $119.75 $123.55 $127.18 $128.76 $126.73 $128.69 $133.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       309     378     424     441     433     384     355     324     306     271
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $102.63 $111.91 $114.62 $112.56 $116.57 $124.19
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       7      14      25      26      27      33
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $101.32 $104.34 $105.63 $104.03 $105.54 $108.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       5      11      14      16      13      12
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.11 $113.02 $121.62 $119.14 $126.21 $137.27 $139.71 $136.94 $141.50 $151.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       540     685     753     769     760     725     677     619     578     552
------------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $111.23 $164.68 $181.09 $156.66 $180.80 $214.70 $215.40 $208.84 $215.28 $267.80
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,758   1,934   1,848   1,671   1,522   1,404   1,303   1,226   1,137   1,058
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 83.42 $111.38 $120.02 $ 98.36 $112.87 $130.87 $121.06 $114.26 $112.97 $140.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       683     805     838     817     756     700     974     918     864     811
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 92.35 $106.23 $126.93 $117.16 $112.81 $111.17 $136.28
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      18      20      23      24      31      30      34
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 94.92 $121.98 $127.65 $105.58 $122.36 $144.05 $131.92 $126.04 $125.28 $152.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,585   1,655   1,622   1,495   1,381   1,277   1,194   1,134   1,074   1,006
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 65.27 $ 81.47 $ 91.78 $ 86.71 $ 98.37 $127.68 $140.60 $139.24 $150.88 $181.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       111     124     129     116     100      93     169     152     137     130
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.99 $139.68 $157.73 $149.93 $168.24 $224.72 $246.29 $252.79 $263.16 $335.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,531   1,451   1,338   1,300   1,181   1,083   2,305   2,165   2,019   1,887
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit Value                            $ 75.50 $ 89.84 $100.08 $ 94.00 $107.44 $140.42 $155.49 $147.24 $167.53 $188.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     8,082   7,621   6,915   6,275   5,681   5,207   5,055   4,721   4,376   4,060
------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $101.70 $136.30 $164.68 $147.16 $172.23 $226.13 $247.35 $235.40 $273.30 $302.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,009   2,681   2,473   2,260   2,072   1,919   1,780   1,667   1,555   1,449
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $167.56 $193.89 $210.76 $203.45 $218.36 $243.67 $247.66 $242.16 $251.70 $275.74
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,472   1,369   1,284   1,177   1,074     983     921     863     801     747
------------------------------------------------------------------------------------------------------------------------



                                     I-10


                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION). (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.87 $119.78 $124.09 $121.46 $128.29 $141.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       8      39      60      75      91     100
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 99.92 $120.23 $132.32 $124.08 $136.52 $161.35 $165.19 $160.87 $170.26 $193.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     3,252   3,922   4,211   4,268   4,165   4,007   3,883   3,745   3,548   3,371
------------------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.20 $118.28 $122.27 $119.89 $122.75 $136.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       4      13      22      27      26      28
------------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $117.58 $157.78 $207.94 $204.35 $233.02 $317.66 $324.60 $310.94 $345.38 $418.01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,411   1,367   1,291   1,180   1,071     992     918     852     787     729
------------------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.96 $ 95.45 $110.46 $102.58 $121.88 $167.23 $171.26 $171.11 $170.31 $211.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       221     353     470     665     775     850     808     739     648     565
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 70.65 $ 90.98 $ 99.91 $ 98.65 $108.25 $122.37 $128.22 $122.66 $133.66 $145.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       600     614     565     527     489     467     505     471     427     396
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 64.09 $ 81.08 $ 99.41 $ 88.68 $102.21 $137.84 $138.88 $128.07 $157.77 $173.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        93     113     120     121     111     104      98      90      87      83
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 59.25 $ 75.10 $ 81.79 $ 77.11 $ 87.28 $106.16 $110.47 $105.94 $114.45 $129.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       330     389     418     419     405     408     421     408     371     350
------------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 83.71 $129.73 $169.33 $154.20 $165.45 $226.15 $221.53 $206.56 $194.97 $246.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       285     478     688     807     807     746     714     692     640     601
------------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 91.48 $117.09 $125.01 $126.89 $140.93 $176.97 $188.25 $207.13 $218.28 $289.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       155     200     224     203     190     176     155     153     179     196
------------------------------------------------------------------------------------------------------------------------
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 65.59 $ 80.97 $ 89.42 $ 84.29 $ 94.98 $121.14 $131.10 $126.26 $140.98 $158.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       241     265     252     231     208     189     168     153     140     130
------------------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 63.26 $ 81.16 $ 86.47 $ 78.23 $ 92.10 $115.35 $115.06 $110.52 $114.80 $137.37
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       210     250     249     247     240     238     234     223     206     194
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $137.74 $149.37 $157.53 $163.72 $170.12 $166.15 $167.83 $164.52 $167.08 $168.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       624     580     564     522     492     448     406     371     340     316
------------------------------------------------------------------------------------------------------------------------



                                     I-11


                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION). (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 77.18 $102.45 $129.03 $107.34 $117.94 $171.95 $165.22 $153.16 $165.24 $202.75
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       303     317     309     276     249     261     222     206     194     183
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $113.53 $141.60 $173.94 $156.14 $179.88 $253.28 $237.12 $203.22 $251.10 $275.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       675     668     622     559     511     480     441     417     390     360
------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $151.23 $194.39 $215.34 $205.86 $230.79 $313.62 $339.44 $314.30 $365.81 $390.19
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,236   1,328   1,394   1,422   1,386   1,345   1,311   1,269   1,224   1,150
------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.59 $101.93 $116.45 $119.49 $138.41 $179.93 $196.18 $197.26 $211.01 $261.15
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,258   1,168   1,072     963     884     825     744     690     638     589
------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $165.26 $209.74 $240.35 $238.97 $272.50 $356.11 $393.65 $388.12 $427.66 $508.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,933   1,725   1,526   1,344   1,190   1,071     979     901     816     750
------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $106.08 $107.47 $112.15 $115.97 $118.03 $114.59 $115.78 $114.73 $114.76 $114.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       667     798     771     721     684     639     599     572     547     527
------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 94.43 $ 90.22 $ 72.86 $ 78.86 $104.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       8      21      28      33      52
------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $199.82 $248.75 $281.41 $282.55 $321.22 $416.78 $464.56 $461.99 $507.04 $605.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,594   2,527   2,394   2,246   2,120   2,010   1,936   1,890   1,853   1,808
------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $112.70 $113.38 $118.92 $122.49 $125.34 $120.55 $119.99 $113.88 $113.12 $116.80
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       314     314     355     382     383     340     310     281     253     242
------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $173.78 $167.97 $173.15 $180.33 $179.64 $174.33 $174.62 $173.02 $171.48 $169.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       484     438     402     369     336     299     272     253     240     225
------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 96.32 $121.08 $126.36 $109.42 $125.52 $150.42 $138.16 $133.40 $134.50 $163.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     3,827   3,659   3,352   3,078   2,822   2,609   2,454   2,344   2,226   2,120
------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 71.36 $ 90.40 $102.76 $ 99.37 $116.10 $154.68 $166.21 $153.83 $178.14 $207.37
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       151     161     166     175     180     204     488     451     408     378
------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 93.14 $121.58 $134.73 $125.98 $144.24 $193.23 $218.05 $210.22 $252.06 $292.76
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       314     309     306     282     258     243     232     235     239     284
------------------------------------------------------------------------------------------------------------------------



                                     I-12


                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION). (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 48.81 $ 65.60 $ 75.04 $ 75.78 $ 85.77 $112.12 $124.15 $128.44 $134.77 $171.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,401   1,420   1,314   1,246   1,199   1,132   1,094   1,064   1,032   1,018
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 44.46 $ 52.26 $ 59.10 $ 58.12 $ 66.86 $ 86.79 $ 96.44 $ 90.93 $104.50 $116.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       147     201     207     448     436     419     425     411     414     398
------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 96.29 $130.37 $147.85 $130.24 $153.80 $172.45 $161.62 $159.77 $160.75 $209.45
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       188     248     314     328     343     348     335     328     320     330
------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.62 $ 92.25 $114.44 $110.20 $127.28 $166.49 $179.03 $171.58 $203.00 $231.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,031   2,200   2,138   2,037   1,961   1,903   1,858   1,835   1,842   1,831
------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $146.16 $144.61 $142.80 $140.87 $138.97 $136.44 $134.60 $132.78 $130.99 $129.74
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        55      35      26      22      18     103      78      76      79      67
------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 67.64 $ 92.50 $105.12 $ 94.78 $112.55 $140.28 $140.88 $143.41 $141.56 $189.41
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       114     168     240     346     360     390     410     453     432     445
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 90.73 $ 96.56 $ 93.01 $101.24 $102.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       8      33      60      77      98
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.45 $109.17 $108.61 $106.95 $107.09 $105.75 $104.24 $102.56 $103.20 $103.74
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       619     803     776     662     608     559     513     466     426     401
------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $163.75 $171.70 $180.35 $180.55 $182.86 $176.30 $178.98 $176.98 $176.67 $176.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       587     692     642     567     508     455     413     375     345     323
------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.42 $127.45 $158.20 $149.85 $170.81 $231.64 $239.62 $225.61 $268.29 $301.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       808     921     897     854     804     769     737     719     695     670
------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 65.18 $ 91.73 $105.33 $101.90 $119.57 $162.71 $174.40 $189.65 $189.62 $249.52
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       571     733     853     915   1,029   1,030   1,023   1,089   1,067   1,095
------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.13 $102.09 $113.88 $109.19 $121.59 $162.58 $183.58 $178.53 $194.02 $232.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       111     120     121     109     103     103     111     112      99     100
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $112.76 $129.21 $166.93 $183.89 $182.18 $193.64 $232.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --     327     498     586     628     661     637     611
------------------------------------------------------------------------------------------------------------------------



                                     I-13


                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION). (CONTINUED)



---------------------------------------------------------------------------------------------------------------
                                                           FOR THE YEARS ENDING DECEMBER 31,
                                         ----------------------------------------------------------------------
                                         2008 2009 2010  2011    2012    2013    2014    2015    2016    2017
---------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
---------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --  $ 86.03 $100.31 $131.18 $146.62 $130.88 $146.27 $159.97
---------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --       20      57      89     125     144     140     137
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND
---------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --  $100.50 $126.76 $128.11 $144.53 $140.10 $140.74 $156.54
---------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --       60     130     169     214     232     230     227
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
---------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --  $ 94.99 $109.61 $115.46 $115.71 $110.32 $120.63 $126.30
---------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --       18      52      64      73      79      78      86
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
---------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --  $ 86.80 $ 98.69 $115.60 $114.15 $109.67 $107.46 $130.11
---------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --       39      88     117     157     187     204     207
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
---------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --  $105.76 $115.42 $146.29 $150.34 $141.98 $158.52 $179.32
---------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --       36      47      48      48      47      49      51
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
---------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --  $121.44 $136.18 $184.17 $185.49 $172.50 $190.35 $213.58
---------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --       18      18      21      20      23      21      19
---------------------------------------------------------------------------------------------------------------
IVY VIP ENERGY
---------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --  $115.31 $115.33 $145.36 $128.27 $ 98.52 $130.79 $112.73
---------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --       78      99     120     159     186     209     208
---------------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME
---------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --  $110.31 $129.12 $140.77 $141.52 $130.54 $149.65 $157.51
---------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --      156     349     427     469     445     427     435
---------------------------------------------------------------------------------------------------------------
IVY VIP MID CAP GROWTH
---------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --  $ 89.68 $100.48 $128.81 $137.08 $127.43 $133.41 $167.03
---------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --       45     177     304     331     371     384     388
---------------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH
---------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --  $ 79.10 $ 82.07 $116.08 $116.35 $116.95 $118.75 $144.25
---------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --       19      31      42      41      87      70      68
---------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --  $ 91.70 $110.42 $107.59 $101.22 $ 79.84 $ 95.14 $119.99
---------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --      285     473     574     634     724     749     775
---------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --  $107.72 $123.20 $155.15 $154.80 $162.38 $166.36 $208.16
---------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --      157     291     446     553     670     774     854
---------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
---------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --  $110.60 $129.66 $168.53 $184.08 $181.52 $193.99 $235.47
---------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --       11      23      28      26      25      27      28
---------------------------------------------------------------------------------------------------------------



                                     I-14


                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION). (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $187.35 $195.65 $247.28
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      21      27      24
------------------------------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $118.68 $133.79 $177.83 $193.71 $211.24 $225.89 $309.02
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      48      81      96     110     135     157     189
------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $116.42 $130.03 $154.23 $171.13 $143.92 $157.95 $178.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --     106     184     228     304     276     260     245
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 82.34 $111.78 $130.02 $120.51 $135.77 $183.75 $200.61 $205.80 $210.01 $270.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       846     839     811     729     649     585     528     486     441     403
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $121.96 $130.33 $136.56 $142.56 $148.34 $142.91 $146.28 $144.50 $146.34 $148.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       378     415     480     487     527     481     427     390     355     334
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 67.20 $ 93.99 $117.67 $106.94 $121.80 $168.45 $174.27 $169.32 $178.38 $222.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       504     503     481     437     394     379     349     332     303     285
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 86.89 $123.76 $152.52 $130.42 $147.73 $197.63 $205.39 $191.39 $224.86 $242.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       346     347     344     316     278     256     226     203     187     170
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 64.57 $100.93 $117.21 $110.07 $123.17 $164.77 $184.59 $193.58 $208.08 $285.62
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       789     897     829     750     698     627     598     562     498     471
------------------------------------------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.60 $ 93.30 $101.92 $ 97.73 $106.89 $120.29 $122.19 $118.25 $123.24 $135.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       109     141     154     156     141     141     128     113     100      84
------------------------------------------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 74.21 $ 90.20 $ 99.61 $ 94.44 $105.15 $123.55 $126.81 $122.56 $129.89 $147.91
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       108     162     190     202     211     227     242     247     253     265
------------------------------------------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 71.34 $ 88.38 $ 98.29 $ 92.47 $104.11 $125.57 $129.45 $125.12 $133.35 $154.95
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        72     122     152     171     195     209     224     239     250     264
------------------------------------------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.30 $ 86.09 $ 96.22 $ 89.68 $102.13 $126.18 $130.43 $125.82 $134.93 $159.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        52      91     108     122     137     149     164     177     185     194
------------------------------------------------------------------------------------------------------------------------
TARGET 2055 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 91.46 $ 98.81 $118.74
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       8      13
------------------------------------------------------------------------------------------------------------------------



                                     I-15


                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017 (DAILY ASSET CHARGE OF 1.34% OR 1.35% DEPENDING UPON THE INVESTMENT OPTION). (CONTINUED)



--------------------------------------------------------------------------------------------------------
                                                        FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------------------------------------
                                         2008 2009 2010  2011   2012   2013   2014   2015   2016   2017
--------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND
--------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --  $82.94 $84.37 $91.81 $73.06 $47.84 $67.69 $65.47
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --      44     90    109    129    167    199    184
--------------------------------------------------------------------------------------------------------



                                     I-16


                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017 (DAILY ASSET CHARGE OF 1.45%).



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $103.95 $104.93 $ 99.56 $106.56 $115.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
1290 VT EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 87.18 $ 95.83 $109.28 $107.27 $124.45 $161.60 $173.06 $167.65 $186.68 $213.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.47 $115.47 $124.75 $124.60 $129.24 $141.35 $141.59 $143.19 $151.98 $159.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.32 $139.84 $182.80 $173.86 $201.92 $276.83 $281.18 $261.31 $317.46 $363.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
1290 VT HIGH YIELD BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $101.21 $101.65 $ 97.08 $106.90 $112.18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 69.34 $ 89.44 $ 99.18 $ 98.01 $112.76 $149.27 $167.13 $165.49 $179.33 $212.80
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $104.43 $118.33 $112.54 $124.20 $139.69 $140.96 $133.41 $144.06 $164.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R)BOND FUND/SM/
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 96.15 $ 99.63 $ 98.11 $ 99.40 $101.19
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 82.02 $ 94.14 $122.17 $130.99 $125.08 $147.53 $167.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 88.56 $100.21 $129.31 $143.48 $141.91 $155.28 $184.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 81.89 $ 93.17 $126.15 $129.36 $120.98 $143.71 $161.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 93.26 $116.99 $130.37 $118.84 $133.71 $166.61 $171.94 $166.47 $178.48 $209.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.18 $115.58 $118.91 $116.43 $121.61 $131.66
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------



                                     I-17


                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017 (DAILY ASSET CHARGE OF 1.45%). (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.26 $111.77 $118.15 $118.65 $122.28 $125.74 $127.15 $125.00 $126.80 $131.15
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $102.56 $111.70 $114.28 $112.10 $115.97 $123.41
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $101.25 $104.15 $105.31 $103.61 $105.00 $107.90
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 99.53 $112.23 $120.64 $118.05 $124.91 $135.70 $137.96 $135.07 $139.42 $149.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $156.59 $231.58 $254.37 $219.81 $253.40 $300.57 $301.21 $291.72 $300.37 $373.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.60 $136.84 $147.29 $120.58 $138.21 $160.07 $147.91 $139.43 $137.71 $171.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 78.70 $ 90.42 $107.93 $ 99.51 $ 95.70 $ 94.21 $115.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.85 $132.01 $138.00 $114.01 $131.98 $155.21 $141.98 $135.50 $134.53 $163.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1       1       1       1       1      --      --
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 64.59 $ 80.53 $ 90.62 $ 85.52 $ 96.91 $125.65 $138.21 $136.72 $147.98 $177.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 66.67 $ 88.60 $ 99.94 $ 94.89 $106.36 $141.91 $155.36 $159.28 $165.63 $210.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         7       7       6       5       5       5       5       5       4       4
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit Value                            $ 79.92 $ 95.00 $105.70 $ 99.17 $113.23 $147.82 $163.49 $154.65 $175.77 $197.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         8       7       6       6       6       5       5       5       5       4
------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.42 $106.33 $128.33 $114.55 $133.91 $175.62 $191.89 $182.41 $211.55 $234.18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       2       2       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.73 $124.54 $135.24 $130.42 $139.83 $155.88 $158.27 $154.60 $160.53 $175.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       4       4       4       4       4       4       3       3       3
------------------------------------------------------------------------------------------------------------------------



                                     I-18


                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017 (DAILY ASSET CHARGE OF 1.45%). (CONTINUED)



-----------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                         ------------------------------------------------------------------------------
                                          2008   2009    2010    2011    2012    2013    2014    2015    2016    2017
-----------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      -- $103.79 $119.56 $123.73 $120.97 $127.63 $140.62
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $99.34 $119.39 $131.26 $122.94 $135.12 $159.51 $163.12 $158.68 $167.76 $189.96
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        1       1       2       1       1       1       1       1       1       1
-----------------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      -- $103.13 $118.06 $121.91 $119.41 $122.12 $135.88
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $85.25 $114.27 $150.43 $147.66 $168.20 $229.03 $233.78 $223.69 $248.18 $300.04
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        2       2       2       2       2       2       1       1       1       1
-----------------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $68.24 $ 94.35 $109.06 $101.17 $120.07 $164.57 $168.35 $168.01 $167.04 $206.76
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $70.47 $ 90.65 $ 99.43 $ 98.07 $107.49 $121.38 $127.03 $121.39 $132.13 $143.26
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --       1      --      --       1
-----------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $63.93 $ 80.78 $ 98.93 $ 88.16 $101.50 $136.72 $137.60 $126.74 $155.96 $171.74
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $59.15 $ 74.88 $ 81.46 $ 76.72 $ 86.73 $105.38 $109.54 $104.92 $113.23 $128.28
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $83.37 $129.05 $168.26 $153.06 $164.04 $223.97 $219.15 $204.11 $192.44 $242.58
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --       1       1      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $91.05 $116.41 $124.15 $125.87 $139.64 $175.15 $186.11 $204.55 $215.32 $285.62
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $65.42 $ 80.67 $ 88.99 $ 83.80 $ 94.31 $120.15 $129.89 $124.96 $139.36 $156.85
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $63.10 $ 80.86 $ 86.06 $ 77.77 $ 91.46 $114.42 $114.00 $109.38 $113.48 $135.65
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MULTI-SECTOR BOND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $80.77 $ 87.49 $ 92.17 $ 95.68 $ 99.32 $ 96.89 $ 97.76 $ 95.73 $ 97.11 $ 97.84
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        1       1       1       1       1       1       1       1       1      --
-----------------------------------------------------------------------------------------------------------------------



                                     I-19


                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017 (DAILY ASSET CHARGE OF 1.45%). (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 76.82 $101.85 $128.13 $106.47 $116.86 $170.19 $163.35 $151.25 $163.00 $199.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 88.09 $109.75 $134.66 $120.74 $138.95 $195.43 $182.76 $156.45 $193.10 $211.80
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $114.56 $147.09 $162.76 $155.42 $174.05 $236.25 $255.41 $236.23 $274.64 $292.62
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       1       1       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 77.77 $100.76 $114.98 $117.85 $136.36 $177.07 $192.85 $193.68 $206.96 $255.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       2       2       2       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 66.55 $ 84.37 $ 96.59 $ 95.93 $109.28 $142.67 $157.55 $155.18 $170.82 $202.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        24      23      22      20      18      16      16      14      13      12
------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $105.24 $106.50 $111.02 $114.67 $116.57 $113.05 $114.11 $112.94 $112.84 $112.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1      --      --       1      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 94.36 $ 90.05 $ 72.64 $ 78.54 $103.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 75.54 $ 93.93 $106.14 $106.45 $120.89 $156.67 $174.44 $173.28 $189.97 $226.62
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         9       9       8       7       7       6       6       6       5       5
------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $112.30 $112.85 $118.22 $121.64 $124.33 $119.45 $118.76 $112.59 $111.71 $115.22
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $140.38 $135.54 $139.56 $145.18 $144.47 $140.04 $140.12 $138.68 $137.29 $135.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 75.25 $ 94.48 $ 98.22 $ 85.20 $ 97.62 $116.86 $107.22 $103.41 $104.15 $126.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       4       3       3       3       3       3       2       2       2
------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 71.07 $ 89.93 $102.11 $ 98.64 $115.11 $153.19 $164.43 $152.01 $175.84 $204.45
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 72.19 $ 94.13 $104.20 $ 97.32 $111.30 $148.94 $167.88 $161.67 $193.64 $224.65
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------



                                     I-20


                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017 (DAILY ASSET CHARGE OF 1.45%). (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 48.30 $ 64.84 $ 74.09 $ 74.74 $ 84.50 $110.33 $122.04 $126.12 $132.18 $168.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 44.30 $ 52.01 $ 58.76 $ 57.72 $ 66.32 $ 86.00 $ 95.45 $ 89.90 $103.20 $114.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 95.89 $129.70 $146.92 $129.28 $152.49 $170.79 $159.89 $157.88 $158.67 $206.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 67.98 $ 91.29 $113.13 $108.81 $125.54 $164.03 $176.19 $168.67 $199.33 $226.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $121.83 $120.42 $118.78 $117.06 $115.36 $113.69 $112.04 $110.42 $108.82 $107.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 67.46 $ 92.16 $104.61 $ 94.21 $111.76 $139.14 $139.58 $141.93 $139.93 $187.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 90.66 $ 96.38 $ 92.74 $100.83 $102.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.03 $108.60 $107.93 $106.16 $106.18 $104.73 $103.12 $101.34 $101.86 $102.29
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $129.00 $135.11 $141.77 $141.77 $143.42 $138.12 $140.06 $138.34 $137.94 $137.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $101.61 $126.30 $156.61 $148.17 $168.71 $228.54 $236.15 $222.09 $263.81 $296.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 64.87 $ 91.19 $104.60 $101.09 $118.48 $161.04 $172.42 $187.29 $187.05 $245.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 77.76 $101.49 $113.09 $108.31 $120.48 $160.92 $181.49 $176.31 $191.39 $228.76
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 89.78 $102.76 $132.61 $145.92 $144.40 $153.31 $183.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------



                                     I-21


                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017 (DAILY ASSET CHARGE OF 1.45%). (CONTINUED)



--------------------------------------------------------------------------------------------------------------
                                                           FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------------------------------------------
                                         2008 2009 2010  2011   2012    2013    2014    2015    2016    2017
--------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
--------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --  $85.97 $100.12 $130.80 $146.03 $130.20 $145.35 $158.79
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND
--------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --  $87.60 $110.37 $111.42 $125.56 $121.58 $122.00 $135.54
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
--------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --  $94.92 $109.41 $115.12 $115.24 $109.75 $119.87 $125.37
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --  $86.74 $ 98.51 $115.26 $113.69 $109.11 $106.78 $129.15
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
--------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --  $85.14 $ 92.81 $117.51 $120.63 $113.79 $126.91 $143.40
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --  $88.33 $ 98.93 $133.65 $134.46 $124.90 $137.67 $154.30
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------
IVY VIP ENERGY
--------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --  $86.86 $ 86.77 $109.25 $ 96.29 $ 73.88 $ 97.97 $ 84.35
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME
--------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --  $98.24 $114.86 $125.08 $125.61 $115.74 $132.53 $139.34
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------
IVY VIP MID CAP GROWTH
--------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --  $89.62 $100.29 $128.43 $136.53 $126.77 $132.58 $165.80
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH
--------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --  $79.04 $ 81.92 $115.74 $115.88 $116.35 $118.01 $143.18
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
--------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --  $82.12 $ 98.77 $ 96.13 $ 90.34 $ 71.17 $ 84.72 $106.73
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --  $91.22 $104.22 $131.09 $130.66 $136.90 $140.10 $175.11
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
--------------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --  $90.30 $105.74 $137.28 $149.78 $147.54 $157.50 $190.97
--------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------



                                     I-22


                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017 (DAILY ASSET CHARGE OF 1.45%). (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $146.25 $152.55 $192.60
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 92.48 $104.14 $138.26 $150.43 $163.86 $175.04 $239.18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 94.91 $105.89 $125.44 $139.04 $116.80 $128.04 $144.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 45.52 $ 61.74 $ 71.74 $ 66.42 $ 74.76 $101.08 $110.24 $112.97 $115.17 $147.96
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       5       5       5       4       4       3       3       3       3
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $121.01 $129.17 $135.19 $140.97 $146.53 $141.01 $144.17 $142.26 $143.91 $146.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 66.68 $ 93.16 $116.49 $105.75 $120.32 $166.20 $171.76 $166.69 $175.41 $218.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 86.21 $122.66 $150.99 $128.97 $145.92 $194.99 $202.43 $188.42 $221.12 $238.13
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 64.06 $100.03 $116.04 $108.85 $121.67 $162.58 $181.93 $190.58 $204.62 $280.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1       1       1       1      --      --      --
------------------------------------------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.40 $ 92.95 $101.43 $ 97.15 $106.14 $119.31 $121.06 $117.03 $121.83 $133.64
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 74.01 $ 89.86 $ 99.13 $ 93.88 $104.41 $122.55 $125.64 $121.29 $128.41 $146.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 71.16 $ 88.05 $ 97.82 $ 91.92 $103.37 $124.55 $128.25 $123.82 $131.83 $153.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.12 $ 85.77 $ 95.76 $ 89.15 $101.41 $125.15 $129.23 $124.52 $133.38 $157.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
TARGET 2055 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $ 91.39 $ 98.63 $118.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------



                                     I-23


                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017 (DAILY ASSET CHARGE OF 1.45%). (CONTINUED)



--------------------------------------------------------------------------------------------------------
                                                        FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------------------------------------
                                         2008 2009 2010  2011   2012   2013   2014   2015   2016   2017
--------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND
--------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --  $82.88 $84.22 $91.54 $72.76 $47.59 $67.27 $64.99
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --      --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------



                                     I-24


                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

Appendix II: Market value adjustment example

--------------------------------------------------------------------------------


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on June 15, 2018 to a fixed maturity option with a maturity date of June 15, 2026 (eight* years later) at a hypothetical rate to maturity of 4.00% (H), resulting in a maturity value of $136,886 on the maturity date. We further assume that a withdrawal of $50,000 is made four years later, on June 15, 2022./(a)/



-------------------------------------------------------------------------------------------------------------------------
                                                                             HYPOTHETICAL ASSUMED RATE TO MATURITY/(J)/
                                                                              ON JUNE 15, 2022
                                                                             --------------------------------------------
                                                                                2%                   6%
-------------------------------------------------------------------------------------------------------------------------
AS OF JUNE 15, 2022 BEFORE WITHDRAWAL
(1) market adjusted amount/(b)/                                              $126,455             $108,409
-------------------------------------------------------------------------------------------------------------------------
(2) fixed maturity amount/(c)/                                               $116,998             $116,998
-------------------------------------------------------------------------------------------------------------------------
(3) market value adjustment: (1) - (2)                                       $  9,457             $ (8,589)
-------------------------------------------------------------------------------------------------------------------------
ON JUNE 15, 2022 AFTER $50,000 WITHDRAWAL
(4) portion of market value adjustment associated with the withdrawal:
  (3) x [$50,000/(1)]                                                        $  3,739             $ (3,961)
-------------------------------------------------------------------------------------------------------------------------
(5) portion of fixed maturity associated with the withdrawal: $50,000 - (4)  $ 46,261             $ 53,961
-------------------------------------------------------------------------------------------------------------------------
(6) market adjusted amount (1) - $50,000                                     $ 76,455             $ 58,409
-------------------------------------------------------------------------------------------------------------------------
(7) fixed maturity amount: (2) - (5)                                         $ 70,738             $ 63,037
-------------------------------------------------------------------------------------------------------------------------
(8) maturity value/(d)/                                                      $ 82,762             $ 73,752
-------------------------------------------------------------------------------------------------------------------------

You should note that in this example, if a withdrawal is made when rates have increased from 4.00% to 6.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 4.00% to 2.00% (left column), a portion of a positive market value adjustment is realized.

Notes:

*  In Oregon, seven is the maximum maturity year.

(a)Number of days from the withdrawal date to the maturity date = D = 1,461

(b)Market adjusted amount is based on the following calculation:

Maturity value  =        $136,886       where j is either 2% or 6%
----------------    --------------------
(1+j)/(D/365)/      (1+j)/(1,461/365)/

(c)Fixed maturity amount is based on the following calculation:

Maturity value  =         $136,886
----------------    -----------------------
(1+h)/(D/365)/      (1+0.04)/(1,461/365)/

(d)Maturity value is based on the following calculation:

   Fixed maturity amount x (1+h)/(D/365)  /=  ($70,738 or $63,037) x (1+0.04)/(1,461/365)/

                 APPENDIX II: MARKET VALUE ADJUSTMENT EXAMPLE

Appendix III: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

Certain information is provided for historical purposes only. The contracts are no longer available to new purchasers. In addition, except as described below, we have exercised our right to either (i) limit or (ii) discontinue contributions to the contracts, including contributions made through our automatic investment program or a payroll deduction program.

We currently continue to accept contributions in the following:

..   All series 300 contracts issued in Florida.

..   Series 400 traditional IRA, Roth IRA and QP IRA contracts issued in Florida.

..   All series 400 contracts issued in Maryland.

STATES WHERE CERTAIN EQUI-VEST(R) FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR
VARY:

-------------------------------------------------------------------------------
 STATE      FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------
CALIFORNIA  See "Your right to cancel within  If you reside in the state of
            a certain number of days" under   California and you are age 60 or
            "Contract features and benefits"  older at the time the contract is issued, you may return your
                                              variable annuity contract within
                                              30 days from the date that you
                                              receive it and receive a refund
                                              as described below.

                                              If you allocate your entire
                                              initial contribution to the
                                              EQ/Money Market option (and/or
                                              the guaranteed interest option),
                                              the amount of your refund will
                                              be equal to your contribution
                                              less interest, unless you make a
                                              transfer, in which case the
                                              amount of your refund will be
                                              equal to your account value on
                                              the date we receive your request
                                              to cancel at our processing
                                              office. This amount could be
                                              less than your initial
                                              contribution. If you allocate
                                              any portion of your initial
                                              contribution to variable
                                              investment options other than
                                              the EQ/Money Market option
                                              and/or the fixed maturity
                                              options, your refund will be
                                              equal to your account value on
                                              the date we receive your request
                                              to cancel at our processing
                                              office.
-------------------------------------------------------------------------------
FLORIDA     See "How you can contribute to    For all series 300 contracts,
            your contract" in "Contract       the $6,000 contribution
            features and benefits"            limitation per calendar year
                                              does not apply.
                                              For all series 400 and series
                                              500 contracts, acceptance of
                                              contributions has been
                                              discontinued.
-------------------------------------------------------------------------------
MARYLAND    See "How you can contribute to    For series 400 traditional IRA,
            your contract" in "Contract       Roth IRA and QP IRA contracts,
            features and benefits"            the $6,000 contribution
                                              limitation per calendar year
                                              does not apply. For series 400
                                              NQ contracts, acceptance of
                                              additional contributions has not
                                              been discontinued.
                                              For series 500 contracts, the
                                              limitation on contributions does
                                              not apply.
-------------------------------------------------------------------------------
NEW YORK    See "Selecting an annuity payout  In the second to last paragraph
            option" in "Your annuity payout   in this section, the second line
            option" under "Accessing your     in the paragraph "(1) the amount
            money"                            applied to purchase the
                                              annuity;" is deleted in its
                                              entirety and replaced with the
                                              following:

                                              (1)The amount applied to provide
                                                 the annuity will be: (a) the
                                                 account value for any life
                                                 annuity form or (b) the cash
                                                 value for any period certain
                                                 annuity form except that, if
                                                 the period certain is more
                                                 than five years, the amount
                                                 applied will be no less than
                                                 95% of the account value.
-------------------------------------------------------------------------------

                                     III-1

                         APPENDIX III: STATE CONTRACT
        AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
PUERTO RICO  See "Taxation of nonqualified     There are special rules for
             annuities" under " Tax            nonqualified contracts issued in
             information"                      Puerto Rico.

                                               Income from NQ contracts we
                                               issue is U.S. source. A Puerto
                                               Rico resident is subject to U.S.
                                               taxation on such U.S. source
                                               income. Only Puerto Rico source
                                               income of Puerto Rico residents
                                               is excludable from U.S.
                                               taxation. Income from NQ
                                               contracts is also subject to
                                               Puerto Rico tax. The calculation
                                               of the taxable portion of
                                               amounts distributed from a
                                               contract may differ in the two
                                               jurisdictions. Therefore, you
                                               might have to file both U.S. and
                                               Puerto Rico tax returns, showing
                                               different amounts of income from
                                               the contract for each tax
                                               return. Puerto Rico generally
                                               provides a credit against Puerto
                                               Rico tax for U.S. tax paid.
                                               Depending on your personal
                                               situation and the timing of the
                                               different tax liabilities, you
                                               may not be able to take full
                                               advantage of this credit. We
                                               require owners or beneficiaries
                                               of annuity contracts in Puerto
                                               Rico that are not individuals to
                                               document their status to avoid
                                               30% FATCA withholding from U.S.
                                               - source income.
--------------------------------------------------------------------------------
WASHINGTON   See "Fixed maturity options" in   The fixed maturity options are
             "What are your investment         not available for contracts
             options under the contract?"      issued after August 13, 2001.
             under "Contract features and
             benefits"
--------------------------------------------------------------------------------

                                     III-2

                         APPENDIX III: STATE CONTRACT
        AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                             PAGE

Who is AXA Equitable?                                         2

Calculation of Annuity Payments                               2

Custodian and Independent Registered Public Accounting Firm   2

Distribution of the Contracts                                 2

Calculating Unit Values                                       3

Financial Statements                                          3

HOW TO OBTAIN AN EQUI-VEST(R) (SERIES 100-500) STATEMENT OF ADDITIONAL INFORMATION FOR
SEPARATE ACCOUNT A

Call 1 (800) 628-6673 or send this request form to:
  EQUI-VEST(R)
  Processing Office
  AXA Equitable
  P.O. Box 4956
  Syracuse, NY 13221-4956


----------------------------------------------------------------------------------
Please send me an EQUI-VEST(R) (Series 100-500) Statement of Additional
Information dated May 1, 2018.
(Combination variable and fixed deferred annuity)
----------------------------------------------------------------------------------
Name
----------------------------------------------------------------------------------
Address
----------------------------------------------------------------------------------
City                                                                   State  Zip



                                                                        #526862

EQUI-VEST(R) (Series 100-500)

A combination variable and fixed deferred annuity contract



STATEMENT OF ADDITIONAL INFORMATION DATED

MAY 1, 2018



--------------------------------------------------------------------------------



This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related prospectus for EQUI-VEST(R) (Series 100-500) dated May 1, 2018. That prospectus provides detailed information concerning the contracts and the variable investment options, as well as the fixed maturity options that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account A. Definitions of special terms used in the SAI are found in the prospectus.


A copy of the prospectus is available free of charge by writing the processing office (P.O. Box 4956, Syracuse, NY 13221-4956), by calling toll free,
(800) 628-6673, or by contacting your financial professional.

             TABLE OF CONTENTS

             Who is AXA Equitable?                              2

             Calculation of annuity payments                    2

             Custodian and independent registered public
               accounting firm                                  2

             Distribution of the contracts                      2

             Calculating unit values                            3

             Financial statements                               3



   EQUI-VEST(R) is a registered service mark of AXA Equitable Life Insurance
                           Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC, 1290
                  Avenue of the Americas, New York, NY 10104

  Copyright 2018 AXA Equitable Life Insurance Company -- All rights reserved


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234


                                                                        #526862
                                                              EV Series 100-500

WHO IS AXA EQUITABLE?


We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc., which is an indirect majority owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the majority shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.


CALCULATION OF ANNUITY PAYMENTS

The calculation of monthly annuity payments under a contract takes into account the number of annuity units of each variable investment option credited under a contract, their respective annuity unit values, and a net investment factor. The annuity unit values used for EQUI-VEST(R) may vary, although the method of calculating annuity unit values set forth below applies to all contracts. Annuity unit values will also vary by variable investment option.

For each valuation period, the adjusted net investment factor is equal to the net investment factor for the variable investment option reduced for each day in the valuation period by:

..   .00013366 of the net investment factor for a contract with an assumed base rate of net investment return of 5% a year; or

..   .00009425 of the net investment factor for a contract with an assumed base rate of net investment return of 3 1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

The assumed base rate will be 5%, except in states where that rate is not permitted. Annuity payments based upon an assumed base rate of 3 1/2% will at first be smaller than those based upon a 5% assumed base rate. Payments based upon a 3 1/2% rate, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those based upon a 5% rate.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the business day specified on your election form or on such other future date as specified therein. The first three monthly payments are the same. The initial payment will be calculated using the basis guaranteed in the applicable EQUI-VEST(R) contract or our current basis, whichever would provide the higher initial benefit.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the annuity involves a life contingency, the risk class and the age of the annuitants will affect payments.

Payments after the first three will vary according to the investment performance of the variable investment option(s) selected to fund the variable payments. After that, each monthly payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the selected fund for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the annuity unit value for the valuation period which includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month.

ILLUSTRATION OF CALCULATION OF ANNUITY PAYMENTS


To show how we determine variable annuity payments, assume that the account value for an EQUI-VEST(R) contract on a retirement date is enough to fund an annuity with a monthly payment of $100 and that the annuity unit value of the selected variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the contract would be 26.74 (100 divided by 3.74 = 26.74). Based on a hypothetical average annuity unit value of $3.56 in October, the annuity payment due in December would be $95.19 (the number of units (26.74) times $3.56).


CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trusts owned by the variable annuity options.


The financial statements of the Separate Account at December 31, 2017 and for each of the two years in the period ended December 31, 2017, and the consolidated financial statements of AXA Equitable at December 31, 2017 and 2016 and for each of the three years in the period ended December 31, 2017 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

DISTRIBUTION OF THE CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Advisors a fee of $0, $0 and $0 for each of the years 2017, 2016 and 2015. AXA Equitable paid AXA Advisors, as distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A, $521,468,953 in 2017, $542,160,541 in 2016 and $560,399,960 in 2015.
Of these amounts, for each of these three years, AXA Advisors retained $267,653,575, $281,641,950 and $285,764,982, respectively.

Under a Distribution Agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Distributors, LLC distribution fees of $480,771,028 in 2017, $507,645,857 in 2016 and $490,800,838 in 2015, as distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A. Of these amounts, for each of these three years, AXA Distributors, LLC retained $0, $7,262,669 and $0, respectively.

CALCULATING UNIT VALUES

Unit values are determined at the end of each "valuation period" for each of the variable investment options. A valuation period is each business day together with any consecutive preceding non-business day. The unit values for EQUI-VEST(R) may vary. The method of calculating unit values is set forth below.

The unit value for a variable investment option for any valuation period is equal to the unit value for the preceding valuation period multiplied by the "net investment factor" for the variable investment option for that valuation period. The net investment factor is:

                              (   _a    )     -    c
                                   b

where:

(a)is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period before giving effect to any amounts allocated or withdrawn from the variable investment options for the valuation period. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and direct expenses of such Trust.

(b)is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period (after any amounts allocated or withdrawn for that valuation period).

(c)is the daily Separate Account A asset charge for the expenses of the contracts times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes. For series 100, these charges are at an effective annual rate not to exceed a total of 1.49% for the EQ/Money Market and EQ/Common Stock Index variable investment options and 1.34% for all other variable investment options.

FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............   FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2017............   FSA-4
   Statements of Operations for the Year or Period Ended December 31,
     2017.............................................................  FSA-52
   Statements of Changes in Net Assets for the Years or Periods Ended
     December 31, 2017 and 2016.......................................  FSA-70
   Notes to Financial Statements...................................... FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

Report of Independent Registered Public Accounting Firm...............     F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets as of December 31, 2017 and 2016.......     F-2
   Consolidated Statements of Income (Loss), for the Years Ended
     December 31, 2017, 2016 and 2015.................................     F-4
   Consolidated Statements of Comprehensive Income (Loss), for the
     Years Ended December 31, 2017, 2016 and 2015.....................     F-5
   Consolidated Statements of Equity, for the Years Ended December
     31, 2017, 2016 and 2015..........................................     F-6
   Consolidated Statements of Cash Flows, for the Years Ended
     December 31, 2017, 2016 and 2015.................................     F-7
   Notes to Consolidated Financial Statements.........................    F-10
   Financial Statements Schedules.....................................    F-98

                                 FSA-1  #491264

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AXA Equitable Life Insurance Company and the Contractowners of Separate Account A of AXA Equitable Life Insurance Company

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities of each of the Variable Investment Options listed in the table below (constituting Separate Account A of AXA Equitable Life Insurance Company, hereafter collectively referred to as the "Variable Investment Options") as of December 31, 2017, the related statements of operations and of changes in net assets, including the related notes, for the periods listed in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Variable Investment Options as of December 31, 2017 and the results of each of their operations and changes in each of their net assets for the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

 1290 VT DOUBLELINE DYNAMIC             AXA/MUTUAL LARGE CAP EQUITY MANAGED
 ALLOCATION/(1)/                        VOLATILITY/(1)/
 1290 VT DOUBLELINE OPPORTUNISTIC       AXA/TEMPLETON GLOBAL EQUITY MANAGED
 BOND/(1)/                              VOLATILITY/(1)/
 1290 VT EQUITY INCOME/(1)/             CHARTER/SM/ MODERATE/(2)/
 1290 VT GAMCO MERGERS &                CHARTER/SM/ MULTI-SECTOR BOND/(1)/
 ACQUISITIONS/(1)/                      CHARTER/SM/ SMALL CAP GROWTH/(1)/
 1290 VT GAMCO SMALL COMPANY VALUE/(1)/ CHARTER/SM/ SMALL CAP VALUE/(1)/
 1290 VT HIGH YIELD BOND/(1)/           EQ/BLACKROCK BASIC VALUE EQUITY/(1)/
 1290 VT SMALL CAP VALUE/(1)/           EQ/CAPITAL GUARDIAN RESEARCH/(1)/
 1290 VT SMARTBETA EQUITY/(1)/          EQ/COMMON STOCK INDEX/(1)/
 1290 VT SOCIALLY RESPONSIBLE/(1)/      EQ/CORE BOND INDEX/(1)/
 ALL ASSET GROWTH-ALT 20/(1)/           EQ/EMERGING MARKETS EQUITY PLUS/(1)/
 AMERICAN CENTURY VP MID CAP VALUE      EQ/EQUITY 500 INDEX/(1)/
 FUND/(1)/                              EQ/GLOBAL BOND PLUS/(1)/
 AMERICAN FUNDS INSURANCE SERIES(R)     EQ/INTERMEDIATE GOVERNMENT BOND/(1)/
 BOND FUND/SM(1)/                       EQ/INTERNATIONAL EQUITY INDEX/(1)/
 AXA 400 MANAGED VOLATILITY/(1)/        EQ/INVESCO COMSTOCK/(1)/
 AXA 500 MANAGED VOLATILITY/(1)/        EQ/JPMORGAN VALUE OPPORTUNITIES/(1)/
 AXA 2000 MANAGED VOLATILITY/(1)/       EQ/LARGE CAP GROWTH INDEX/(1)/
 AXA AGGRESSIVE ALLOCATION/(1)/         EQ/LARGE CAP VALUE INDEX/(1)/
 AXA BALANCED STRATEGY/(1)/             EQ/MFS INTERNATIONAL GROWTH/(1)/
 AXA CONSERVATIVE ALLOCATION/(1)/       EQ/MID CAP INDEX/(1)/
 AXA CONSERVATIVE GROWTH STRATEGY/(1)/  EQ/MONEY MARKET/(1)/
 AXA CONSERVATIVE STRATEGY/(1)/         EQ/OPPENHEIMER GLOBAL/(1)/
 AXA CONSERVATIVE-PLUS ALLOCATION/(1)/  EQ/PIMCO GLOBAL REAL RETURN/(1)/
 AXA GLOBAL EQUITY MANAGED              EQ/PIMCO ULTRA SHORT BOND/(1)/
 VOLATILITY/(1)/                        EQ/QUALITY BOND PLUS/(1)/
 AXA GROWTH STRATEGY/(1)/               EQ/SMALL COMPANY INDEX/(1)/
 AXA INTERNATIONAL CORE MANAGED         EQ/T. ROWE PRICE GROWTH STOCK/(1)/
 VOLATILITY/(1)/                        EQ/UBS GROWTH & INCOME/(1)/
 AXA INTERNATIONAL MANAGED              FIDELITY(R) VIP CONTRAFUND(R)
 VOLATILITY/(1)/                        PORTFOLIO/(1)/
 AXA INTERNATIONAL VALUE MANAGED        FIDELITY(R) VIP EQUITY-INCOME
 VOLATILITY/(1)/                        PORTFOLIO/(1)/
 AXA LARGE CAP CORE MANAGED             FIDELITY(R) VIP MID CAP PORTFOLIO/(1)/
 VOLATILITY/(1)/                        GOLDMAN SACHS VIT MID CAP VALUE
 AXA LARGE CAP GROWTH MANAGED           FUND/(1)/
 VOLATILITY/(1)/                        INVESCO V.I. DIVERSIFIED DIVIDEND
 AXA LARGE CAP VALUE MANAGED            FUND/(1)/
 VOLATILITY/(1)/                        INVESCO V.I. GLOBAL REAL ESTATE
 AXA MID CAP VALUE MANAGED              FUND/(1)/
 VOLATILITY/(1)/                        INVESCO V.I. HIGH YIELD FUND/(1)/
 AXA MODERATE ALLOCATION/(1)/           INVESCO V.I. INTERNATIONAL GROWTH
 AXA MODERATE GROWTH STRATEGY/(1)/      FUND/(1)/
 AXA MODERATE-PLUS ALLOCATION/(1)/      INVESCO V.I. MID CAP CORE EQUITY
 AXA/AB DYNAMIC MODERATE GROWTH/(1)/    FUND/(1)/
 AXA/AB SMALL CAP GROWTH/(1)/           INVESCO V.I. SMALL CAP EQUITY
 AXA/CLEARBRIDGE LARGE CAP GROWTH/(1)/  FUND/(1)/
 AXA/FRANKLIN BALANCED MANAGED          IVY VIP ENERGY/(1)/
 VOLATILITY/(1)/                        IVY VIP HIGH INCOME/(1)/
 AXA/FRANKLIN SMALL CAP VALUE MANAGED
 VOLATILITY/(1)/
 AXA/FRANKLIN TEMPLETON ALLOCATION
 MANAGED VOLATILITY/(1)/
 AXA/JANUS ENTERPRISE/(1)/
 AXA/LOOMIS SAYLES GROWTH/(1)/

                                     FSA-2

 IVY VIP MID CAP GROWTH/(1)/            MULTIMANAGER MID CAP VALUE/(1)/
 IVY VIP SMALL CAP GROWTH/(1)/          MULTIMANAGER TECHNOLOGY/(1)/
 LAZARD RETIREMENT EMERGING MARKETS     OPPENHEIMER MAIN STREET
 EQUITY PORTFOLIO/(1)/                  FUND(R)/VA/(1)/
 MFS(R) INTERNATIONAL VALUE             PIMCO COMMODITYREALRETURN(R) STRATEGY
 PORTFOLIO/(1)/                         PORTFOLIO/(1)/
 MFS(R) INVESTORS TRUST SERIES/(1)/     TARGET 2015 ALLOCATION/(1)/
 MFS(R) MASSACHUSETTS INVESTORS GROWTH  TARGET 2025 ALLOCATION/(1)/
 STOCK PORTFOLIO/(1)/                   TARGET 2035 ALLOCATION/(1)/
 MFS(R) TECHNOLOGY PORTFOLIO/(1)/       TARGET 2045 ALLOCATION/(1)/
 MFS(R) UTILITIES SERIES/(1)/           TARGET 2055 ALLOCATION/(1)/
 MULTIMANAGER AGGRESSIVE EQUITY/(1)/    TEMPLETON GLOBAL BOND VIP FUND/(1)/
 MULTIMANAGER CORE BOND/(1)/            VANECK VIP GLOBAL HARD ASSETS
 MULTIMANAGER MID CAP GROWTH/(1)/       FUND/(1)/

(1)Statements of operations for the year ended December 31, 2017 and statements of changes in net assets for each of the two years in the period ended December 31, 2017.
(2)Statements of operations and of changes in net assets for the period May
   19, 2017 (commencement of operations) through December 31, 2017.

BASIS FOR OPINIONS

These financial statements are the responsibility of AXA Equitable Life Insurance Company management. Our responsibility is to express an opinion on the Variable Investment Options' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Variable Investment Options in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 16, 2018

We have served as the auditor of one or more of the Variable Investment Options in Separate Account A of AXA Equitable Life Insurance Company since 1993.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

                                         1290 VT      1290 VT
                                       DOUBLELINE   DOUBLELINE                  1290 VT GAMCO 1290 VT GAMCO
                                         DYNAMIC   OPPORTUNISTIC 1290 VT EQUITY   MERGERS &   SMALL COMPANY  1290 VT HIGH
                                       ALLOCATION*     BOND*        INCOME*     ACQUISITIONS*    VALUE*      YIELD BOND*
                                       ----------- ------------- -------------- ------------- -------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............ $11,439,951  $6,424,562    $117,548,027   $17,251,838  $1,046,148,780 $12,964,584
Receivable for shares of the
 Portfolios sold......................          --          --              --        11,174              --          --
Receivable for policy-related
 transactions.........................       8,540      58,912          42,774            --         616,851      39,855
                                       -----------  ----------    ------------   -----------  -------------- -----------
   Total assets.......................  11,448,491   6,483,474     117,590,801    17,263,012   1,046,765,631  13,004,439
                                       -----------  ----------    ------------   -----------  -------------- -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................       8,540      58,820          42,774            --         616,851      39,855
Payable for policy-related
 transactions.........................          --          --              --        11,174              --          --
                                       -----------  ----------    ------------   -----------  -------------- -----------
   Total liabilities..................       8,540      58,820          42,774        11,174         616,851      39,855
                                       -----------  ----------    ------------   -----------  -------------- -----------
NET ASSETS............................ $11,439,951  $6,424,654    $117,548,027   $17,251,838  $1,046,148,780 $12,964,584
                                       ===========  ==========    ============   ===========  ============== ===========
NET ASSETS:
Accumulation unit values.............. $11,438,225  $6,424,617    $117,541,686   $17,239,624  $1,046,106,449 $12,964,520
Retained by AXA Equitable in Separate
 Account A............................       1,726          37           6,341        12,214          42,331          64
                                       -----------  ----------    ------------   -----------  -------------- -----------
TOTAL NET ASSETS...................... $11,439,951  $6,424,654    $117,548,027   $17,251,838  $1,046,148,780 $12,964,584
                                       ===========  ==========    ============   ===========  ============== ===========

Investments in shares of the
 Portfolios, at cost.................. $11,145,086  $6,443,999    $121,101,734   $17,367,556  $  902,836,765 $13,089,808

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                           AMERICAN FUNDS
                                                      1290 VT     1290 VT                      AMERICAN      INSURANCE
                                       1290 VT SMALL SMARTBETA    SOCIALLY     ALL ASSET    CENTURY VP MID SERIES(R) BOND
                                        CAP VALUE*    EQUITY*   RESPONSIBLE* GR0WTH-ALT 20* CAP VALUE FUND    FUND/SM/
                                       ------------- ---------- ------------ -------------- -------------- --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............  $1,717,403   $1,257,326 $54,485,684   $84,044,489    $75,262,084    $44,600,090
Receivable for policy-related
 transactions.........................       4,203        2,515      17,415        84,931        129,418         68,617
                                        ----------   ---------- -----------   -----------    -----------    -----------
   Total assets.......................   1,721,606    1,259,841  54,503,099    84,129,420     75,391,502     44,668,707
                                        ----------   ---------- -----------   -----------    -----------    -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................       4,203        2,498      17,413        84,931        129,376         68,571
                                        ----------   ---------- -----------   -----------    -----------    -----------
   Total liabilities..................       4,203        2,498      17,413        84,931        129,376         68,571
                                        ----------   ---------- -----------   -----------    -----------    -----------
NET ASSETS............................  $1,717,403   $1,257,343 $54,485,686   $84,044,489    $75,262,126    $44,600,136
                                        ==========   ========== ===========   ===========    ===========    ===========
NET ASSETS:
Accumulation unit values..............  $1,709,123   $1,257,343 $54,460,039   $84,043,726    $75,262,126    $44,600,136
Retained by AXA Equitable in Separate
 Account A............................       8,280           --      25,647           763             --             --
                                        ----------   ---------- -----------   -----------    -----------    -----------
TOTAL NET ASSETS......................  $1,717,403   $1,257,343 $54,485,686   $84,044,489    $75,262,126    $44,600,136
                                        ==========   ========== ===========   ===========    ===========    ===========

Investments in shares of the
 Portfolios, at cost..................  $1,630,662   $1,168,522 $50,082,557   $77,042,257    $66,861,259    $45,373,012

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                         AXA 400     AXA 500    AXA 2000       AXA                       AXA
                                         MANAGED     MANAGED     MANAGED   AGGRESSIVE   AXA BALANCED CONSERVATIVE
                                       VOLATILITY* VOLATILITY* VOLATILITY* ALLOCATION*   STRATEGY*   ALLOCATION*
                                       ----------- ----------- ----------- ------------ ------------ ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............ $16,487,022 $26,601,305 $7,758,560  $719,519,440 $132,739,997 $106,475,791
Receivable for shares of the
 Portfolios sold......................      15,573          --         --            --           --       11,850
Receivable for policy-related
 transactions.........................          --      25,347        859       123,947       10,104           --
                                       ----------- ----------- ----------  ------------ ------------ ------------
   Total assets.......................  16,502,595  26,626,652  7,759,419   719,643,387  132,750,101  106,487,641
                                       ----------- ----------- ----------  ------------ ------------ ------------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................          --      25,347        859       123,947       10,104           --
Payable for policy-related
 transactions.........................      15,573          --         --            --           --       11,850
                                       ----------- ----------- ----------  ------------ ------------ ------------
   Total liabilities..................      15,573      25,347        859       123,947       10,104       11,850
                                       ----------- ----------- ----------  ------------ ------------ ------------
NET ASSETS............................ $16,487,022 $26,601,305 $7,758,560  $719,519,440 $132,739,997 $106,475,791
                                       =========== =========== ==========  ============ ============ ============
NET ASSETS:
Accumulation unit values.............. $16,486,017 $26,598,018 $7,758,304  $719,501,874 $132,738,039 $106,471,630
Retained by AXA Equitable in Separate
 Account A............................       1,005       3,287        256        17,566        1,958        4,161
                                       ----------- ----------- ----------  ------------ ------------ ------------
TOTAL NET ASSETS...................... $16,487,022 $26,601,305 $7,758,560  $719,519,440 $132,739,997 $106,475,791
                                       =========== =========== ==========  ============ ============ ============

Investments in shares of the
 Portfolios, at cost.................. $15,729,973 $22,688,818 $7,164,813  $658,285,759 $117,735,872 $108,175,598

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                           AXA                        AXA      AXA GLOBAL                   AXA
                                       CONSERVATIVE     AXA      CONSERVATIVE-   EQUITY                INTERNATIONAL
                                          GROWTH    CONSERVATIVE     PLUS        MANAGED    AXA GROWTH CORE MANAGED
                                        STRATEGY*    STRATEGY*    ALLOCATION*  VOLATILITY*  STRATEGY*   VOLATILITY*
                                       ------------ ------------ ------------- ------------ ---------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............ $29,665,388   $9,801,572  $220,562,922  $406,245,555 $1,528,340 $178,944,059
Receivable for shares of the
 Portfolios sold......................      11,809       18,505        50,019            --         48           --
Receivable for policy-related
 transactions.........................          --           --            --       108,921         --       39,004
                                       -----------   ----------  ------------  ------------ ---------- ------------
   Total assets.......................  29,677,197    9,820,077   220,612,941   406,354,476  1,528,388  178,983,063
                                       -----------   ----------  ------------  ------------ ---------- ------------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................          --           --            --       108,921         --       39,004
Payable for policy related
 transactions.........................      11,810       18,435        50,019            --          8           --
                                       -----------   ----------  ------------  ------------ ---------- ------------
   Total liabilities..................      11,810       18,435        50,019       108,921          8       39,004
                                       -----------   ----------  ------------  ------------ ---------- ------------
NET ASSETS............................ $29,665,387   $9,801,642  $220,562,922  $406,245,555 $1,528,380 $178,944,059
                                       ===========   ==========  ============  ============ ========== ============
NET ASSETS:
Accumulation unit values.............. $29,665,309   $9,801,642  $220,538,791  $406,201,949 $1,528,380 $178,926,914
Retained by AXA Equitable in Separate
 Account A............................          78           --        24,131        43,606         --       17,145
                                       -----------   ----------  ------------  ------------ ---------- ------------
TOTAL NET ASSETS...................... $29,665,387   $9,801,642  $220,562,922  $406,245,555 $1,528,380 $178,944,059
                                       ===========   ==========  ============  ============ ========== ============

Investments in shares of the
 Portfolios, at cost.................. $27,679,219   $9,540,157  $219,814,897  $293,223,421 $1,066,463 $150,076,251

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                          AXA
                                            AXA      INTERNATIONAL               AXA LARGE CAP AXA LARGE CAP AXA MID CAP
                                       INTERNATIONAL     VALUE     AXA LARGE CAP    GROWTH         VALUE        VALUE
                                          MANAGED       MANAGED    CORE MANAGED     MANAGED       MANAGED      MANAGED
                                        VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*  VOLATILITY*
                                       ------------- ------------- ------------- ------------- ------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............  $12,261,216  $194,754,765   $33,729,355  $751,883,820  $886,548,517  $523,436,848
Receivable for shares of the
 Portfolios sold......................           --        28,937            --       274,867        14,808         2,787
Receivable for policy-related
 transactions.........................       14,799            --       159,750            --            --            --
                                        -----------  ------------   -----------  ------------  ------------  ------------
   Total assets.......................   12,276,015   194,783,702    33,889,105   752,158,687   886,563,325   523,439,635
                                        -----------  ------------   -----------  ------------  ------------  ------------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................       14,799            --       159,750            --            --            --
Payable for policy-related
 transactions.........................           --        28,937            --       274,866        60,034         2,783
                                        -----------  ------------   -----------  ------------  ------------  ------------
   Total liabilities..................       14,799        28,937       159,750       274,866        60,034         2,783
                                        -----------  ------------   -----------  ------------  ------------  ------------
NET ASSETS............................  $12,261,216  $194,754,765   $33,729,355  $751,883,821  $886,503,291  $523,436,852
                                        ===========  ============   ===========  ============  ============  ============
NET ASSETS:
Accumulation unit values..............  $12,259,850  $194,736,918   $33,712,571  $751,814,364  $882,663,909  $523,414,533
Contracts in payout (annuitization)
 period...............................           --            --            --            --     3,272,297            --
Retained by AXA Equitable in Separate
 Account A............................        1,366        17,847        16,784        69,457       567,085        22,319
                                        -----------  ------------   -----------  ------------  ------------  ------------
TOTAL NET ASSETS......................  $12,261,216  $194,754,765   $33,729,355  $751,883,821  $886,503,291  $523,436,852
                                        ===========  ============   ===========  ============  ============  ============

Investments in shares of the
 Portfolios, at cost..................  $11,069,084  $160,905,910   $25,073,942  $477,926,460  $548,479,782  $350,639,822

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                    AXA/AB                    AXA/
                                                      AXA MODERATE AXA MODERATE-   DYNAMIC                 CLEARBRIDGE
                                        AXA MODERATE     GROWTH        PLUS        MODERATE   AXA/AB SMALL  LARGE CAP
                                        ALLOCATION*    STRATEGY*    ALLOCATION*    GROWTH*    CAP GROWTH*    GROWTH*
                                       -------------- ------------ -------------- ----------- ------------ ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............ $1,685,402,243 $66,166,968  $1,211,085,674 $18,919,286 $396,904,823 $160,793,033
Receivable for shares of the
 Portfolios sold......................         99,294          --              --          --           --      129,406
Receivable for policy-related
 transactions.........................             --      37,728         133,634      97,110      217,465           --
                                       -------------- -----------  -------------- ----------- ------------ ------------
   Total assets.......................  1,685,501,537  66,204,696   1,211,219,308  19,016,396  397,122,288  160,922,439
                                       -------------- -----------  -------------- ----------- ------------ ------------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................             --      37,728         133,635      97,104      217,466           --
Payable for policy-related
 transactions.........................         14,463          --              --          --           --      129,406
                                       -------------- -----------  -------------- ----------- ------------ ------------
   Total liabilities..................         14,463      37,728         133,635      97,104      217,466      129,406
                                       -------------- -----------  -------------- ----------- ------------ ------------
NET ASSETS............................ $1,685,487,074 $66,166,968  $1,211,085,673 $18,919,292 $396,904,822 $160,793,033
                                       ============== ===========  ============== =========== ============ ============
NET ASSETS:
Accumulation unit values.............. $1,679,787,118 $66,157,740  $1,211,042,198 $18,919,292 $394,456,293 $160,742,363
Contracts in payout (annuitization)
 period...............................      5,640,037          --              --          --    2,402,465           --
Retained by AXA Equitable in Separate
 Account A............................         59,919       9,228          43,475          --       46,064       50,670
                                       -------------- -----------  -------------- ----------- ------------ ------------
TOTAL NET ASSETS...................... $1,685,487,074 $66,166,968  $1,211,085,673 $18,919,292 $396,904,822 $160,793,033
                                       ============== ===========  ============== =========== ============ ============

Investments in shares of the
 Portfolios, at cost.................. $1,677,002,829 $60,831,579  $1,150,197,054 $17,408,772 $349,889,046 $156,077,512

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                    AXA/FRANKLIN AXA/FRANKLIN                          AXA/MUTUAL
                                       AXA/FRANKLIN  SMALL CAP    TEMPLETON                             LARGE CAP
                                         BALANCED      VALUE      ALLOCATION               AXA/LOOMIS    EQUITY
                                         MANAGED      MANAGED      MANAGED     AXA/JANUS     SAYLES      MANAGED
                                       VOLATILITY*  VOLATILITY*  VOLATILITY*  ENTERPRISE*   GROWTH*    VOLATILITY*
                                       ------------ ------------ ------------ ------------ ----------- -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............ $94,200,958  $20,920,849  $76,395,388  $304,346,273 $91,316,185 $27,940,475
Receivable for shares of the
 Portfolios sold......................          --        9,232        2,405            --          --          --
Receivable for policy-related
 transactions.........................      20,653           --           --         8,164     135,909      14,922
                                       -----------  -----------  -----------  ------------ ----------- -----------
   Total assets.......................  94,221,611   20,930,081   76,397,793   304,354,437  91,452,094  27,955,397
                                       -----------  -----------  -----------  ------------ ----------- -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................      20,653           --           --         5,516     135,909      14,922
Payable for policy related
 transactions.........................          --        9,232        2,404            --          --          --
                                       -----------  -----------  -----------  ------------ ----------- -----------
   Total liabilities..................      20,653        9,232        2,404         5,516     135,909      14,922
                                       -----------  -----------  -----------  ------------ ----------- -----------
NET ASSETS............................ $94,200,958  $20,920,849  $76,395,389  $304,348,921 $91,316,185 $27,940,475
                                       ===========  ===========  ===========  ============ =========== ===========
NET ASSETS:
Accumulation unit values.............. $94,188,328  $20,920,702  $76,371,153  $304,348,921 $91,309,125 $27,935,248
Retained by AXA Equitable in Separate
 Account A............................      12,630          147       24,236            --       7,060       5,227
                                       -----------  -----------  -----------  ------------ ----------- -----------
TOTAL NET ASSETS...................... $94,200,958  $20,920,849  $76,395,389  $304,348,921 $91,316,185 $27,940,475
                                       ===========  ===========  ===========  ============ =========== ===========

Investments in shares of the
 Portfolios, at cost.................. $85,495,956  $17,485,701  $65,064,989  $302,275,524 $71,837,400 $21,373,851

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                       AXA/TEMPLETON
                                       GLOBAL EQUITY             CHARTER/SM/  CHARTER/SM/ CHARTER/SM/  EQ/BLACKROCK
                                          MANAGED    CHARTER/SM/ MULTI-SECTOR SMALL CAP    SMALL CAP   BASIC VALUE
                                        VOLATILITY*  MODERATE*      BOND*      GROWTH*       VALUE*      EQUITY*
                                       ------------- ----------  ------------ ----------- ------------ ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............  $51,199,519   $324,013   $83,506,209  $47,034,001 $118,662,816 $791,517,766
Receivable for shares of the
 Portfolios sold......................       34,716         --         3,553        7,042        2,416      170,112
Receivable for policy-related
 transactions.........................           --        745            --           --           --           --
                                        -----------   --------   -----------  ----------- ------------ ------------
   Total assets.......................   51,234,235    324,758    83,509,762   47,041,043  118,665,232  791,687,878
                                        -----------   --------   -----------  ----------- ------------ ------------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................           --        735            --           --           --           --
Payable for policy-related
 transactions.........................       34,716         --         3,553        7,041        2,412      170,105
                                        -----------   --------   -----------  ----------- ------------ ------------
   Total liabilities..................       34,716        735         3,553        7,041        2,412      170,105
                                        -----------   --------   -----------  ----------- ------------ ------------
NET ASSETS............................  $51,199,519   $324,023   $83,506,209  $47,034,002 $118,662,820 $791,517,773
                                        ===========   ========   ===========  =========== ============ ============
NET ASSETS:
Accumulation unit values..............  $51,181,657   $324,023   $83,107,330  $46,801,508 $118,439,153 $791,516,576
Contracts in payout (annuitization)
 period...............................           --         --       260,379           --           --           --
Retained by AXA Equitable in Separate
 Account A............................       17,862         --       138,500      232,494      223,667        1,197
                                        -----------   --------   -----------  ----------- ------------ ------------
TOTAL NET ASSETS......................  $51,199,519   $324,023   $83,506,209  $47,034,002 $118,662,820 $791,517,773
                                        ===========   ========   ===========  =========== ============ ============

Investments in shares of the
 Portfolios, at cost..................  $40,625,163   $317,091   $90,857,115  $38,544,668 $ 84,916,968 $615,897,394

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                        EQ/CAPITAL                              EQ/EMERGING
                                         GUARDIAN     EQ/COMMON    EQ/CORE BOND   MARKETS    EQ/EQUITY 500  EQ/GLOBAL
                                        RESEARCH*    STOCK INDEX*     INDEX*    EQUITY PLUS*    INDEX*      BOND PLUS*
                                       ------------ -------------- ------------ ------------ -------------- -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............ $226,644,142 $2,441,883,561 $114,139,124 $13,139,890  $1,637,429,944 $53,900,009
Receivable for shares of the
 Portfolios sold......................           --             --        7,382          --              --          --
Receivable for policy-related
 transactions.........................        4,441         66,266           --      51,685         298,278      14,596
                                       ------------ -------------- ------------ -----------  -------------- -----------
   Total assets.......................  226,648,583  2,441,949,827  114,146,506  13,191,575   1,637,728,222  53,914,605
                                       ------------ -------------- ------------ -----------  -------------- -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................        4,437         64,638           --      51,685         298,278      14,596
Payable for policy-related
 transactions.........................           --             --        7,382          --              --          --
                                       ------------ -------------- ------------ -----------  -------------- -----------
   Total liabilities..................        4,437         64,638        7,382      51,685         298,278      14,596
                                       ------------ -------------- ------------ -----------  -------------- -----------
NET ASSETS............................ $226,644,146 $2,441,885,189 $114,139,124 $13,139,890  $1,637,429,944 $53,900,009
                                       ============ ============== ============ ===========  ============== ===========
NET ASSETS:
Accumulation unit values.............. $226,593,783 $2,428,905,124 $114,128,720 $13,139,064  $1,632,975,993 $53,888,041
Contracts in payout (annuitization)
 period...............................           --     12,859,591           --          --       4,045,262          --
Retained by AXA Equitable in Separate
 Account A............................       50,363        120,474       10,404         826         408,689      11,968
                                       ------------ -------------- ------------ -----------  -------------- -----------
TOTAL NET ASSETS...................... $226,644,146 $2,441,885,189 $114,139,124 $13,139,890  $1,637,429,944 $53,900,009
                                       ============ ============== ============ ===========  ============== ===========

Investments in shares of the
 Portfolios, at cost.................. $140,860,443 $1,441,375,192 $116,530,058 $11,681,737  $1,171,664,752 $55,090,023

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                           EQ/
                                       INTERMEDIATE      EQ/                    EQ/JPMORGAN
                                        GOVERNMENT  INTERNATIONAL  EQ/INVESCO      VALUE      EQ/LARGE CAP  EQ/LARGE CAP
                                          BOND*     EQUITY INDEX*  COMSTOCK*   OPPORTUNITIES* GROWTH INDEX* VALUE INDEX*
                                       ------------ ------------- ------------ -------------- ------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............ $53,769,191  $401,688,221  $128,371,671  $143,324,006  $287,438,729  $90,361,785
Receivable for shares of the
 Portfolios sold......................          --            --        22,542            --            --           --
Receivable for policy-related
 transactions.........................       1,903        79,915            --       175,786       116,220       38,421
                                       -----------  ------------  ------------  ------------  ------------  -----------
   Total assets.......................  53,771,094   401,768,136   128,394,213   143,499,792   287,554,949   90,400,206
                                       -----------  ------------  ------------  ------------  ------------  -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................       1,876        60,308            --       175,786       116,220       38,421
Payable for policy-related
 transactions.........................          --            --        22,543            --            --           --
                                       -----------  ------------  ------------  ------------  ------------  -----------
   Total liabilities..................       1,876        60,308        22,543       175,786       116,220       38,421
                                       -----------  ------------  ------------  ------------  ------------  -----------
NET ASSETS............................ $53,769,218  $401,707,828  $128,371,670  $143,324,006  $287,438,729  $90,361,785
                                       ===========  ============  ============  ============  ============  ===========
NET ASSETS:
Accumulation unit values.............. $53,484,878  $400,259,983  $128,354,626  $143,271,113  $287,433,049  $90,358,682
Contracts in payout (annuitization)
 period...............................     222,193     1,447,669            --            --            --           --
Retained by AXA Equitable in Separate
 Account A............................      62,147           176        17,044        52,893         5,680        3,103
                                       -----------  ------------  ------------  ------------  ------------  -----------
TOTAL NET ASSETS...................... $53,769,218  $401,707,828  $128,371,670  $143,324,006  $287,438,729  $90,361,785
                                       ===========  ============  ============  ============  ============  ===========

Investments in shares of the
 Portfolios, at cost.................. $54,011,530  $370,092,011  $ 97,167,037  $125,541,109  $246,862,941  $81,287,648

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                          EQ/MFS                                  EQ/       EQ/PIMCO
                                       INTERNATIONAL  EQ/MID CAP   EQ/MONEY   OPPENHEIMER  GLOBAL REAL EQ/PIMCO ULTRA
                                          GROWTH*       INDEX*     MARKET*      GLOBAL*      RETURN*    SHORT BOND*
                                       ------------- ------------ ----------- ------------ ----------- --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............ $152,195,945  $671,403,786 $69,731,109 $177,866,357 $35,233,676  $80,893,182
Receivable for shares of the
 Portfolios sold......................           --            --      53,357           --          --       41,605
Receivable for policy-related
 transactions.........................       62,679        82,090          --      113,585      80,271           --
                                       ------------  ------------ ----------- ------------ -----------  -----------
   Total assets.......................  152,258,624   671,485,876  69,784,466  177,979,942  35,313,947   80,934,787
                                       ------------  ------------ ----------- ------------ -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................       62,679        82,090          --      113,585      80,271           --
Payable for policy-related
 transactions.........................           --            --      53,303           --          --       41,605
                                       ------------  ------------ ----------- ------------ -----------  -----------
   Total liabilities..................       62,679        82,090      53,303      113,585      80,271       41,605
                                       ------------  ------------ ----------- ------------ -----------  -----------
NET ASSETS............................ $152,195,945  $671,403,786 $69,731,163 $177,866,357 $35,233,676  $80,893,182
                                       ============  ============ =========== ============ ===========  ===========
NET ASSETS:
Accumulation unit values.............. $152,179,099  $671,402,390 $69,103,628 $177,864,691 $35,233,490  $80,880,499
Contracts in payout (annuitization)
 period...............................           --            --     250,153           --          --           --
Retained by AXA Equitable in Separate
 Account A............................       16,846         1,396     377,382        1,666         186       12,683
                                       ------------  ------------ ----------- ------------ -----------  -----------
TOTAL NET ASSETS...................... $152,195,945  $671,403,786 $69,731,163 $177,866,357 $35,233,676  $80,893,182
                                       ============  ============ =========== ============ ===========  ===========

Investments in shares of the
 Portfolios, at cost.................. $130,236,585  $543,960,093 $69,734,182 $135,809,870 $34,965,886  $80,771,305

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                     EQ/SMALL    EQ/T. ROWE    EQ/UBS    FIDELITY(R) VIP FIDELITY(R) VIP
                                       EQ/QUALITY    COMPANY    PRICE GROWTH  GROWTH &    CONTRAFUND(R)   EQUITY-INCOME
                                       BOND PLUS*     INDEX*       STOCK*     INCOME*       PORTFOLIO       PORTFOLIO
                                       ----------- ------------ ------------ ----------- --------------- ---------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............ $79,948,007 $312,768,586 $606,686,284 $42,338,259  $433,410,394     $12,643,145
Receivable for policy-related
 transactions.........................      35,757       78,454      324,265      15,666        18,767           5,905
                                       ----------- ------------ ------------ -----------  ------------     -----------
   Total assets.......................  79,983,764  312,847,040  607,010,549  42,353,925   433,429,161      12,649,050
                                       ----------- ------------ ------------ -----------  ------------     -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................      35,757       78,454      323,826      15,666        18,767           5,905
                                       ----------- ------------ ------------ -----------  ------------     -----------
   Total liabilities..................      35,757       78,454      323,826      15,666        18,767           5,905
                                       ----------- ------------ ------------ -----------  ------------     -----------
NET ASSETS............................ $79,948,007 $312,768,586 $606,686,723 $42,338,259  $433,410,394     $12,643,145
                                       =========== ============ ============ ===========  ============     ===========
NET ASSETS:
Accumulation unit values.............. $79,359,041 $312,611,613 $606,686,723 $42,336,482  $433,390,983     $12,640,445
Contracts in payout (annuitization)
 period...............................     392,293           --           --          --            --              --
Retained by AXA Equitable in Separate
 Account A............................     196,673      156,973           --       1,777        19,411           2,700
                                       ----------- ------------ ------------ -----------  ------------     -----------
TOTAL NET ASSETS...................... $79,948,007 $312,768,586 $606,686,723 $42,338,259  $433,410,394     $12,643,145
                                       =========== ============ ============ ===========  ============     ===========

Investments in shares of the
 Portfolios, at cost.................. $84,063,098 $294,828,147 $481,875,074 $39,005,000  $387,353,440     $11,660,867

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                          GOLDMAN
                                       FIDELITY(R) VIP SACHS VIT MID INVESCO V.I.  INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                           MID CAP       CAP VALUE    DIVERSIFIED  GLOBAL REAL   HIGH YIELD  INTERNATIONAL
                                          PORTFOLIO        FUND      DIVIDEND FUND ESTATE FUND      FUND      GROWTH FUND
                                       --------------- ------------- ------------- ------------ ------------ -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............   $54,047,933    $56,505,487   $45,760,422  $92,186,655  $41,199,544   $82,167,680
Receivable for policy-related
 transactions.........................         5,548          3,139        91,807       16,102       32,158        25,442
                                         -----------    -----------   -----------  -----------  -----------   -----------
   Total assets.......................    54,053,481     56,508,626    45,852,229   92,202,757   41,231,702    82,193,122
                                         -----------    -----------   -----------  -----------  -----------   -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................         5,548          3,139        91,804       16,102       32,158        25,442
                                         -----------    -----------   -----------  -----------  -----------   -----------
   Total liabilities..................         5,548          3,139        91,804       16,102       32,158        25,442
                                         -----------    -----------   -----------  -----------  -----------   -----------
NET ASSETS............................   $54,047,933    $56,505,487   $45,760,425  $92,186,655  $41,199,544   $82,167,680
                                         ===========    ===========   ===========  ===========  ===========   ===========
NET ASSETS:
Accumulation unit values..............   $54,047,791    $56,505,365   $45,759,962  $92,184,679  $41,199,274   $82,166,271
Retained by AXA Equitable in Separate
 Account A............................           142            122           463        1,976          270         1,409
                                         -----------    -----------   -----------  -----------  -----------   -----------
TOTAL NET ASSETS......................   $54,047,933    $56,505,487   $45,760,425  $92,186,655  $41,199,544   $82,167,680
                                         ===========    ===========   ===========  ===========  ===========   ===========

Investments in shares of the
 Portfolios, at cost..................   $47,202,278    $55,383,877   $43,243,968  $90,114,293  $41,025,236   $72,655,257

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                       INVESCO V.I. INVESCO V.I.
                                       MID CAP CORE  SMALL CAP                  IVY VIP HIGH IVY VIP MID CAP IVY VIP SMALL
                                       EQUITY FUND  EQUITY FUND  IVY VIP ENERGY    INCOME        GROWTH       CAP GROWTH
                                       ------------ ------------ -------------- ------------ --------------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............ $22,184,292  $10,643,562   $55,996,383   $231,112,234  $138,857,584    $25,845,703
Receivable for shares of the
 Portfolios sold......................      14,795           --        90,541             --            --             --
Receivable for policy-related
 transactions.........................          --       37,163            --        198,290        18,860         53,729
                                       -----------  -----------   -----------   ------------  ------------    -----------
   Total assets.......................  22,199,087   10,680,725    56,086,924    231,310,524   138,876,444     25,899,432
                                       -----------  -----------   -----------   ------------  ------------    -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................          --       37,163            --        198,183        18,860         53,728
Payable for policy-related
 transactions.........................      14,795           --        89,660             --            --             --
                                       -----------  -----------   -----------   ------------  ------------    -----------
   Total liabilities..................      14,795       37,163        89,660        198,183        18,860         53,728
                                       -----------  -----------   -----------   ------------  ------------    -----------
NET ASSETS............................ $22,184,292  $10,643,562   $55,997,264   $231,112,341  $138,857,584    $25,845,704
                                       ===========  ===========   ===========   ============  ============    ===========
NET ASSETS:
Accumulation unit values.............. $22,182,081  $10,640,617   $55,997,264   $231,112,214  $138,856,464    $25,838,947
Retained by AXA Equitable in Separate
 Account A............................       2,211        2,945            --            127         1,120          6,757
                                       -----------  -----------   -----------   ------------  ------------    -----------
TOTAL NET ASSETS...................... $22,184,292  $10,643,562   $55,997,264   $231,112,341  $138,857,584    $25,845,704
                                       ===========  ===========   ===========   ============  ============    ===========

Investments in shares of the
 Portfolios, at cost.................. $20,846,159  $10,439,028   $56,018,981   $231,666,982  $119,544,672    $22,459,392

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                          LAZARD
                                        RETIREMENT                                    MFS(R)
                                         EMERGING      MFS(R)                      MASSACHUSETTS
                                         MARKETS    INTERNATIONAL                    INVESTORS      MFS(R)
                                          EQUITY        VALUE     MFS(R) INVESTORS GROWTH STOCK   TECHNOLOGY  MFS(R) UTILITIES
                                        PORTFOLIO     PORTFOLIO     TRUST SERIES     PORTFOLIO    PORTFOLIO        SERIES
                                       ------------ ------------- ---------------- ------------- ------------ ----------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............ $231,336,492 $446,494,888    $17,704,011     $17,383,574  $131,157,616   $111,472,017
Receivable for policy-related
 transactions.........................      135,213      328,180         52,972          49,279        64,432         41,178
                                       ------------ ------------    -----------     -----------  ------------   ------------
   Total assets.......................  231,471,705  446,823,068     17,756,983      17,432,853   131,222,048    111,513,195
                                       ------------ ------------    -----------     -----------  ------------   ------------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................      135,213      328,150         52,972          49,279        64,432         41,178
                                       ------------ ------------    -----------     -----------  ------------   ------------
   Total liabilities..................      135,213      328,150         52,972          49,279        64,432         41,178
                                       ------------ ------------    -----------     -----------  ------------   ------------
NET ASSETS............................ $231,336,492 $446,494,918    $17,704,011     $17,383,574  $131,157,616   $111,472,017
                                       ============ ============    ===========     ===========  ============   ============
NET ASSETS:
Accumulation unit values.............. $231,311,556 $446,494,717    $17,704,011     $17,383,161  $131,150,996   $111,470,646
Retained by AXA Equitable in Separate
 Account A............................       24,936          201             --             413         6,620          1,371
                                       ------------ ------------    -----------     -----------  ------------   ------------
TOTAL NET ASSETS...................... $231,336,492 $446,494,918    $17,704,011     $17,383,574  $131,157,616   $111,472,017
                                       ============ ============    ===========     ===========  ============   ============

Investments in shares of the
 Portfolios, at cost.................. $193,729,417 $372,329,620    $16,175,586     $15,837,862  $105,888,535   $112,355,721

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                       MULTIMANAGER              MULTIMANAGER                             OPPENHEIMER
                                        AGGRESSIVE  MULTIMANAGER   MID CAP     MULTIMANAGER  MULTIMANAGER MAIN STREET
                                         EQUITY*     CORE BOND*    GROWTH*    MID CAP VALUE* TECHNOLOGY*  FUND(R)/VA
                                       ------------ ------------ ------------ -------------- ------------ -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............ $654,919,058 $113,125,228 $82,009,804   $56,351,337   $192,076,319 $6,219,410
Receivable for shares of the
 Portfolios sold......................          179       26,789          --            --             --         --
Receivable for policy-related
 transactions.........................       78,525           --      51,393         2,367        187,540        850
                                       ------------ ------------ -----------   -----------   ------------ ----------
   Total assets.......................  654,997,762  113,152,017  82,061,197    56,353,704    192,263,859  6,220,260
                                       ------------ ------------ -----------   -----------   ------------ ----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................           --           --      51,393         2,367        187,540        850
Payable for policy-related
 transactions.........................           --       26,784          --            --             --         --
                                       ------------ ------------ -----------   -----------   ------------ ----------
   Total liabilities..................           --       26,784      51,393         2,367        187,540        850
                                       ------------ ------------ -----------   -----------   ------------ ----------
NET ASSETS............................ $654,997,762 $113,125,233 $82,009,804   $56,351,337   $192,076,319 $6,219,410
                                       ============ ============ ===========   ===========   ============ ==========
NET ASSETS:
Accumulation unit values.............. $653,973,367 $113,109,420 $81,983,163   $56,321,596   $191,980,845 $6,219,200
Contracts in payout (annuitization)
 period...............................    1,024,395           --          --            --             --         --
Retained by AXA Equitable in Separate
 Account A............................           --       15,813      26,641        29,741         95,474        210
                                       ------------ ------------ -----------   -----------   ------------ ----------
TOTAL NET ASSETS...................... $654,997,762 $113,125,233 $82,009,804   $56,351,337   $192,076,319 $6,219,410
                                       ============ ============ ===========   ===========   ============ ==========

Investments in shares of the
 Portfolios, at cost.................. $349,854,022 $114,396,086 $76,775,869   $39,362,219   $156,203,195 $5,749,626

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                               PIMCO
                                       COMMODITYREALRETURN(R)
                                              STRATEGY        TARGET 2015 TARGET 2025 TARGET 2035 TARGET 2045 TARGET 2055
                                             PORTFOLIO        ALLOCATION* ALLOCATION* ALLOCATION* ALLOCATION* ALLOCATION*
                                       ---------------------- ----------- ----------- ----------- ----------- -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............       $8,224,688       $21,215,321 $77,894,335 $81,007,872 $69,513,404 $8,093,378
Receivable for shares of the
 Portfolios sold......................               --                --          --      62,892          --         --
Receivable for policy-related
 transactions.........................           10,709             4,922      46,156          --      33,131     28,918
                                             ----------       ----------- ----------- ----------- ----------- ----------
   Total assets.......................        8,235,397        21,220,243  77,940,491  81,070,764  69,546,535  8,122,296
                                             ----------       ----------- ----------- ----------- ----------- ----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................           10,625             4,922      39,513          --      33,131     28,820
Payable for policy-related
 transactions.........................               --                --          --      62,892          --         --
                                             ----------       ----------- ----------- ----------- ----------- ----------
   Total liabilities..................           10,625             4,922      39,513      62,892      33,131     28,820
                                             ----------       ----------- ----------- ----------- ----------- ----------
NET ASSETS............................       $8,224,772       $21,215,321 $77,900,978 $81,007,872 $69,513,404 $8,093,476
                                             ==========       =========== =========== =========== =========== ==========
NET ASSETS:
Accumulation unit values..............       $8,219,929       $21,214,282 $77,892,727 $80,987,014 $69,508,448 $8,093,476
Retained by AXA Equitable in Separate
 Account A............................            4,843             1,039       8,251      20,858       4,956         --
                                             ----------       ----------- ----------- ----------- ----------- ----------
TOTAL NET ASSETS......................       $8,224,772       $21,215,321 $77,900,978 $81,007,872 $69,513,404 $8,093,476
                                             ==========       =========== =========== =========== =========== ==========

Investments in shares of the
 Portfolios, at cost..................       $9,342,024       $20,982,857 $70,024,709 $70,220,262 $59,115,811 $7,203,424

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                              TEMPLETON  VANECK VIP
                                                             GLOBAL BOND GLOBAL HARD
                                                              VIP FUND   ASSETS FUND
                                                             ----------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $64,165,090 $24,338,293
Receivable for policy-related transactions..................      32,088      12,935
                                                             ----------- -----------
   Total assets.............................................  64,197,178  24,351,228
                                                             ----------- -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............      32,088      12,935
                                                             ----------- -----------
   Total liabilities........................................      32,088      12,935
                                                             ----------- -----------
NET ASSETS.................................................. $64,165,090 $24,338,293
                                                             =========== ===========
NET ASSETS:
Accumulation unit values.................................... $64,164,894 $24,338,200
Retained by AXA Equitable in Separate Account A.............         196          93
                                                             ----------- -----------
TOTAL NET ASSETS............................................ $64,165,090 $24,338,293
                                                             =========== ===========

Investments in shares of the Portfolios, at cost............ $64,967,950 $22,901,910

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

                                      SHARE CLASS** PORTFOLIO SHARES HELD
                                    --------------- ---------------------
1290 VT DOUBLELINE DYNAMIC
 ALLOCATION........................       B                  993,494

1290 VT DOUBLELINE OPPORTUNISTIC
 BOND..............................       B                  640,295

1290 VT EQUITY INCOME..............       B               19,192,382

1290 VT GAMCO MERGERS &
 ACQUISITIONS......................       B                1,333,664

1290 VT GAMCO SMALL COMPANY VALUE..       B               16,620,438

1290 VT HIGH YIELD BOND............       B                1,340,567

1290 VT SMALL CAP VALUE............       B                  162,771

1290 VT SMARTBETA EQUITY...........       B                   96,387

1290 VT SOCIALLY RESPONSIBLE.......       B                4,575,113

ALL ASSET GROWTH-ALT 20............       B                3,962,555

AMERICAN CENTURY VP MID CAP VALUE
 FUND..............................    CLASS II            3,306,770

AMERICAN FUNDS INSURANCE SERIES(R)
 BOND FUND/SM/.....................    CLASS 4             4,176,038

AXA 400 MANAGED VOLATILITY.........       B                  730,564

AXA 500 MANAGED VOLATILITY.........       B                1,114,341

AXA 2000 MANAGED VOLATILITY........       B                  362,594

AXA AGGRESSIVE ALLOCATION..........       B               60,024,119

AXA BALANCED STRATEGY..............       A                   12,479
AXA BALANCED STRATEGY..............       B                8,549,915

AXA CONSERVATIVE ALLOCATION........       B               11,252,674

AXA CONSERVATIVE GROWTH STRATEGY...       B                2,060,533

AXA CONSERVATIVE STRATEGY..........       B                  805,479

AXA CONSERVATIVE-PLUS ALLOCATION...       B               22,147,792

AXA GLOBAL EQUITY MANAGED
 VOLATILITY........................       B               21,748,619

AXA GROWTH STRATEGY................       A                   83,836

AXA INTERNATIONAL CORE MANAGED
 VOLATILITY........................       B               15,786,581

AXA INTERNATIONAL MANAGED
 VOLATILITY........................       B                  887,284

AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY........................       B               13,931,884

AXA LARGE CAP CORE MANAGED
 VOLATILITY........................       B                3,054,423

AXA LARGE CAP GROWTH MANAGED
 VOLATILITY........................       B               23,275,773

AXA LARGE CAP VALUE MANAGED
 VOLATILITY........................       A               41,483,368
AXA LARGE CAP VALUE MANAGED
 VOLATILITY........................       B                5,171,333

AXA MID CAP VALUE MANAGED
 VOLATILITY........................       B               29,561,261

AXA MODERATE ALLOCATION............       A               80,925,918
AXA MODERATE ALLOCATION............       B               36,282,710

AXA MODERATE GROWTH STRATEGY.......       B                3,867,814

AXA MODERATE-PLUS ALLOCATION.......       B              105,387,083

AXA/AB DYNAMIC MODERATE GROWTH.....       B                1,451,072

AXA/AB SMALL CAP GROWTH............       A               15,769,243
AXA/AB SMALL CAP GROWTH............       B                4,028,158

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                           SHARE CLASS** PORTFOLIO SHARES HELD
                                         --------------- ---------------------

AXA/CLEARBRIDGE LARGE CAP GROWTH........        B             13,896,246

AXA/FRANKLIN BALANCED MANAGED VOLATILITY        B              8,316,594

AXA/FRANKLIN SMALL CAP VALUE MANAGED
 VOLATILITY.............................        B              1,190,242

AXA/FRANKLIN TEMPLETON ALLOCATION
 MANAGED VOLATILITY.....................        B              6,492,704

AXA/JANUS ENTERPRISE....................        B             17,101,509

AXA/LOOMIS SAYLES GROWTH................        B             10,640,381

AXA/MUTUAL LARGE CAP EQUITY MANAGED
 VOLATILITY.............................        B              1,905,411

AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY.............................        B              3,658,582

CHARTER/SM/ MODERATE....................        B                 30,478

CHARTER/SM/ MULTI-SECTOR BOND...........        A             15,191,126
CHARTER/SM/ MULTI-SECTOR BOND...........        B              6,742,092

CHARTER/SM/ SMALL CAP GROWTH............        B              3,301,899

CHARTER/SM/ SMALL CAP VALUE.............        B              6,601,842

EQ/BLACKROCK BASIC VALUE EQUITY.........        B             31,973,113

EQ/CAPITAL GUARDIAN RESEARCH............        B              8,480,241

EQ/COMMON STOCK INDEX...................        A             66,771,743
EQ/COMMON STOCK INDEX...................        B              5,336,087

EQ/CORE BOND INDEX......................        B             11,586,068

EQ/EMERGING MARKETS EQUITY PLUS.........        B              1,265,482

EQ/EQUITY 500 INDEX.....................        A             26,468,753
EQ/EQUITY 500 INDEX.....................        B             10,653,363

EQ/GLOBAL BOND PLUS.....................        B              5,920,772

EQ/INTERMEDIATE GOVERNMENT BOND.........        A              4,005,156
EQ/INTERMEDIATE GOVERNMENT BOND.........        B              1,286,643

EQ/INTERNATIONAL EQUITY INDEX...........        A             36,266,312
EQ/INTERNATIONAL EQUITY INDEX...........        B              3,749,641

EQ/INVESCO COMSTOCK.....................        B              6,923,746

EQ/JPMORGAN VALUE OPPORTUNITIES.........        B              7,299,553

EQ/LARGE CAP GROWTH INDEX...............        B             20,307,158

EQ/LARGE CAP VALUE INDEX................        B              9,786,343

EQ/MFS INTERNATIONAL GROWTH.............        B             18,259,834

EQ/MID CAP INDEX........................        B             44,438,769

EQ/MONEY MARKET.........................        A             39,547,574
EQ/MONEY MARKET.........................        B             30,163,490

EQ/OPPENHEIMER GLOBAL...................        B              9,022,798

EQ/PIMCO GLOBAL REAL RETURN.............        B              3,580,031

EQ/PIMCO ULTRA SHORT BOND...............        A                 10,742
EQ/PIMCO ULTRA SHORT BOND...............        B              8,125,027

EQ/QUALITY BOND PLUS....................        A              7,069,932
EQ/QUALITY BOND PLUS....................        B              2,369,833

EQ/SMALL COMPANY INDEX..................        B             26,352,380

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                             SHARE CLASS** PORTFOLIO SHARES HELD
                                           --------------- ---------------------

EQ/T. ROWE PRICE GROWTH STOCK.............        B             13,023,608

EQ/UBS GROWTH & INCOME....................        B              4,181,159

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO... SERVICE CLASS 2      11,697,986

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO... SERVICE CLASS 2         542,159

FIDELITY(R) VIP MID CAP PORTFOLIO......... SERVICE CLASS 2       1,430,218

GOLDMAN SACHS VIT MID CAP VALUE FUND...... SERVICE SHARES        3,333,657

INVESCO V.I. DIVERSIFIED DIVIDEND FUND....    SERIES II          1,694,203

INVESCO V.I. GLOBAL REAL ESTATE FUND......    SERIES II          5,467,773

INVESCO V.I. HIGH YIELD FUND..............    SERIES II          7,531,910

INVESCO V.I. INTERNATIONAL GROWTH FUND....    SERIES II          2,089,186

INVESCO V.I. MID CAP CORE EQUITY FUND.....    SERIES II          1,572,239

INVESCO V.I. SMALL CAP EQUITY FUND........    SERIES II            558,717

IVY VIP ENERGY............................    CLASS II           9,541,368

IVY VIP HIGH INCOME.......................    CLASS II          63,537,756

IVY VIP MID CAP GROWTH....................    CLASS II          11,961,201

IVY VIP SMALL CAP GROWTH..................    CLASS II           2,222,674

LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO................................ SERVICE SHARES        9,806,549

MFS(R) INTERNATIONAL VALUE PORTFOLIO......  SERVICE CLASS       16,060,967

MFS(R) INVESTORS TRUST SERIES.............  SERVICE CLASS          596,295

MFS(R) MASSACHUSETTS INVESTORS GROWTH
 STOCK PORTFOLIO..........................  SERVICE CLASS          945,787

MFS(R) TECHNOLOGY PORTFOLIO...............  SERVICE CLASS        7,665,553

MFS(R) UTILITIES SERIES...................  SERVICE CLASS        3,846,515

MULTIMANAGER AGGRESSIVE EQUITY............        A             10,234,969
MULTIMANAGER AGGRESSIVE EQUITY............        B                428,954

MULTIMANAGER CORE BOND....................        B             11,443,650

MULTIMANAGER MID CAP GROWTH...............        B              8,329,495

MULTIMANAGER MID CAP VALUE................        B              3,390,245

MULTIMANAGER TECHNOLOGY...................        B              7,410,083

OPPENHEIMER MAIN STREET FUND(R)/VA........  SERVICE CLASS          194,905

PIMCO COMMODITYREALRETURN(R) STRATEGY
 PORTFOLIO................................  ADVISOR CLASS        1,136,007

TARGET 2015 ALLOCATION....................        B              2,292,543

TARGET 2025 ALLOCATION....................        B              6,860,261

TARGET 2035 ALLOCATION....................        B              6,845,359

TARGET 2045 ALLOCATION....................        B              5,827,614

TARGET 2055 ALLOCATION....................        B                719,259

TEMPLETON GLOBAL BOND VIP FUND............     CLASS 2           3,886,438

VANECK VIP GLOBAL HARD ASSETS FUND........ CLASS S SHARES        1,064,202

-----------
The accompanying notes are an integral part of these financial statements. **Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

                                    FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------
1290 VT DOUBLELINE DYNAMIC ALLOCATION...  0.50%          B         $120.36         1
1290 VT DOUBLELINE DYNAMIC ALLOCATION...  0.70%          B         $119.24        --
1290 VT DOUBLELINE DYNAMIC ALLOCATION...  0.80%          B         $118.68        --
1290 VT DOUBLELINE DYNAMIC ALLOCATION...  0.90%          B         $118.13         1
1290 VT DOUBLELINE DYNAMIC ALLOCATION...  0.95%          B         $117.85         2
1290 VT DOUBLELINE DYNAMIC ALLOCATION...  1.00%          B         $117.58        --
1290 VT DOUBLELINE DYNAMIC ALLOCATION...  1.10%          B         $117.03         1
1290 VT DOUBLELINE DYNAMIC ALLOCATION...  1.20%          B         $116.48        51
1290 VT DOUBLELINE DYNAMIC ALLOCATION...  1.25%          B         $116.21        10
1290 VT DOUBLELINE DYNAMIC ALLOCATION...  1.34%          B         $115.72        32
1290 VT DOUBLELINE DYNAMIC ALLOCATION...  1.45%          B         $115.12        --

1290 VT DOUBLELINE OPPORTUNISTIC BOND...  0.50%          B         $105.73         5
1290 VT DOUBLELINE OPPORTUNISTIC BOND...  0.70%          B         $105.18        --
1290 VT DOUBLELINE OPPORTUNISTIC BOND...  0.80%          B         $104.90         1
1290 VT DOUBLELINE OPPORTUNISTIC BOND...  0.90%          B         $104.62         2
1290 VT DOUBLELINE OPPORTUNISTIC BOND...  1.00%          B         $104.34        --
1290 VT DOUBLELINE OPPORTUNISTIC BOND...  1.10%          B         $104.07         3
1290 VT DOUBLELINE OPPORTUNISTIC BOND...  1.20%          B         $103.79        43
1290 VT DOUBLELINE OPPORTUNISTIC BOND...  1.25%          B         $103.65         7

1290 VT EQUITY INCOME...................  0.50%          B         $241.94        25
1290 VT EQUITY INCOME...................  0.70%          B         $235.58         2
1290 VT EQUITY INCOME...................  0.80%          B         $340.46         1
1290 VT EQUITY INCOME...................  0.90%          B         $229.39        22
1290 VT EQUITY INCOME...................  0.95%          B         $227.87        14
1290 VT EQUITY INCOME...................  1.00%          B         $226.36        --
1290 VT EQUITY INCOME...................  1.10%          B         $223.36         7
1290 VT EQUITY INCOME...................  1.20%          B         $220.38       128
1290 VT EQUITY INCOME...................  1.25%          B         $157.57        26
1290 VT EQUITY INCOME...................  1.30%          B         $177.39         4
1290 VT EQUITY INCOME...................  1.34%          B         $216.29       315
1290 VT EQUITY INCOME...................  1.35%          B         $216.00        --
1290 VT EQUITY INCOME...................  1.45%          B         $213.12        --

1290 VT GAMCO MERGERS & ACQUISITIONS....  0.50%          B         $179.58        --
1290 VT GAMCO MERGERS & ACQUISITIONS....  0.70%          B         $175.06         1
1290 VT GAMCO MERGERS & ACQUISITIONS....  0.90%          B         $170.65         6
1290 VT GAMCO MERGERS & ACQUISITIONS....  0.95%          B         $169.56         7
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.10%          B         $166.34         3
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.20%          B         $164.22         6
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.25%          B         $131.18        11
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.30%          B         $142.70        --
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.34%          B         $161.23         1
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.34%          B         $161.30        72
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.35%          B         $161.09        --
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.45%          B         $159.04        --

1290 VT GAMCO SMALL COMPANY VALUE.......  0.00%          B         $139.36         2
1290 VT GAMCO SMALL COMPANY VALUE.......  0.40%          B         $204.83         6
1290 VT GAMCO SMALL COMPANY VALUE.......  0.50%          B         $412.34        11

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------
1290 VT GAMCO SMALL COMPANY VALUE.......  0.70%          B         $401.51         11
1290 VT GAMCO SMALL COMPANY VALUE.......  0.80%          B         $467.85          3
1290 VT GAMCO SMALL COMPANY VALUE.......  0.90%          B         $390.96        131
1290 VT GAMCO SMALL COMPANY VALUE.......  0.95%          B         $388.37         34
1290 VT GAMCO SMALL COMPANY VALUE.......  1.00%          B         $385.79          4
1290 VT GAMCO SMALL COMPANY VALUE.......  1.10%          B         $380.67         36
1290 VT GAMCO SMALL COMPANY VALUE.......  1.20%          B         $375.60        981
1290 VT GAMCO SMALL COMPANY VALUE.......  1.25%          B         $238.67        227
1290 VT GAMCO SMALL COMPANY VALUE.......  1.30%          B         $281.87          8
1290 VT GAMCO SMALL COMPANY VALUE.......  1.34%          B         $368.64      1,434
1290 VT GAMCO SMALL COMPANY VALUE.......  1.35%          B         $368.14          2
1290 VT GAMCO SMALL COMPANY VALUE.......  1.45%          B         $363.24          1

1290 VT HIGH YIELD BOND.................  0.50%          B         $117.28          2
1290 VT HIGH YIELD BOND.................  0.70%          B         $116.19         --
1290 VT HIGH YIELD BOND.................  0.80%          B         $115.65         --
1290 VT HIGH YIELD BOND.................  0.90%          B         $115.11          1
1290 VT HIGH YIELD BOND.................  0.95%          B         $114.84          2
1290 VT HIGH YIELD BOND.................  1.10%          B         $114.04          1
1290 VT HIGH YIELD BOND.................  1.20%          B         $113.50         58
1290 VT HIGH YIELD BOND.................  1.25%          B         $113.24         20
1290 VT HIGH YIELD BOND.................  1.34%          B         $112.76         29

1290 VT SMALL CAP VALUE.................  0.50%          B         $121.70          8
1290 VT SMALL CAP VALUE.................  0.70%          B         $121.05         --
1290 VT SMALL CAP VALUE.................  0.80%          B         $120.73         --
1290 VT SMALL CAP VALUE.................  0.90%          B         $120.41         --
1290 VT SMALL CAP VALUE.................  1.00%          B         $120.10         --
1290 VT SMALL CAP VALUE.................  1.10%          B         $119.78         --
1290 VT SMALL CAP VALUE.................  1.20%          B         $119.46          5
1290 VT SMALL CAP VALUE.................  1.25%          B         $119.30          1

1290 VT SMARTBETA EQUITY................  0.50%          B         $122.52         --
1290 VT SMARTBETA EQUITY................  0.70%          B         $121.87         --
1290 VT SMARTBETA EQUITY................  0.80%          B         $121.55         --
1290 VT SMARTBETA EQUITY................  0.90%          B         $121.23          1
1290 VT SMARTBETA EQUITY................  1.00%          B         $120.91         --
1290 VT SMARTBETA EQUITY................  1.10%          B         $120.58         --
1290 VT SMARTBETA EQUITY................  1.20%          B         $120.26          7
1290 VT SMARTBETA EQUITY................  1.25%          B         $120.10          2

1290 VT SOCIALLY RESPONSIBLE............  0.00%          B         $133.05          3
1290 VT SOCIALLY RESPONSIBLE............  0.40%          B         $201.82          4
1290 VT SOCIALLY RESPONSIBLE............  0.50%          B         $173.04          1
1290 VT SOCIALLY RESPONSIBLE............  0.70%          B         $188.73          2
1290 VT SOCIALLY RESPONSIBLE............  0.80%          B         $366.88         --
1290 VT SOCIALLY RESPONSIBLE............  0.90%          B         $181.87          9
1290 VT SOCIALLY RESPONSIBLE............  0.95%          B         $231.04          3
1290 VT SOCIALLY RESPONSIBLE............  1.00%          B         $178.54         --
1290 VT SOCIALLY RESPONSIBLE............  1.10%          B         $175.25          3
1290 VT SOCIALLY RESPONSIBLE............  1.20%          B         $172.01         81
1290 VT SOCIALLY RESPONSIBLE............  1.25%          B         $171.79          5
1290 VT SOCIALLY RESPONSIBLE............  1.30%          B         $188.77         --
1290 VT SOCIALLY RESPONSIBLE............  1.34%          B         $167.59        209
1290 VT SOCIALLY RESPONSIBLE............  1.45%          B         $212.80         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------

ALL ASSET GROWTH-ALT 20.................  0.50%         B          $178.18         2
ALL ASSET GROWTH-ALT 20.................  0.70%         B          $175.23         2
ALL ASSET GROWTH-ALT 20.................  0.80%         B          $173.77         1
ALL ASSET GROWTH-ALT 20.................  0.90%         B          $172.32        17
ALL ASSET GROWTH-ALT 20.................  0.95%         B          $171.60         7
ALL ASSET GROWTH-ALT 20.................  1.00%         B          $170.89         3
ALL ASSET GROWTH-ALT 20.................  1.10%         B          $169.46         7
ALL ASSET GROWTH-ALT 20.................  1.20%         B          $168.04       274
ALL ASSET GROWTH-ALT 20.................  1.25%         B          $167.34        16
ALL ASSET GROWTH-ALT 20.................  1.34%         B          $166.07       171
ALL ASSET GROWTH-ALT 20.................  1.45%         B          $164.54        --

AMERICAN CENTURY VP MID CAP VALUE FUND..  0.00%      CLASS II      $135.24         2
AMERICAN CENTURY VP MID CAP VALUE FUND..  0.50%      CLASS II      $240.58        18
AMERICAN CENTURY VP MID CAP VALUE FUND..  0.70%      CLASS II      $236.88        --
AMERICAN CENTURY VP MID CAP VALUE FUND..  0.80%      CLASS II      $235.05         2
AMERICAN CENTURY VP MID CAP VALUE FUND..  0.90%      CLASS II      $233.24         4
AMERICAN CENTURY VP MID CAP VALUE FUND..  1.00%      CLASS II      $231.44         1
AMERICAN CENTURY VP MID CAP VALUE FUND..  1.10%      CLASS II      $229.65         3
AMERICAN CENTURY VP MID CAP VALUE FUND..  1.20%      CLASS II      $227.87       299

AMERICAN FUNDS INSURANCE SERIES(R) BOND
 FUND/SM/...............................  0.50%      CLASS 4       $105.80        14
AMERICAN FUNDS INSURANCE SERIES(R) BOND
 FUND/SM/...............................  0.70%      CLASS 4       $104.81         5
AMERICAN FUNDS INSURANCE SERIES(R) BOND
 FUND/SM/...............................  0.80%      CLASS 4       $104.33         2
AMERICAN FUNDS INSURANCE SERIES(R) BOND
 FUND/SM/...............................  0.90%      CLASS 4       $103.84        18
AMERICAN FUNDS INSURANCE SERIES(R) BOND
 FUND/SM/...............................  0.95%      CLASS 4       $103.60        22
AMERICAN FUNDS INSURANCE SERIES(R) BOND
 FUND/SM/...............................  1.00%      CLASS 4       $103.35         1
AMERICAN FUNDS INSURANCE SERIES(R) BOND
 FUND/SM/...............................  1.10%      CLASS 4       $102.87        14
AMERICAN FUNDS INSURANCE SERIES(R) BOND
 FUND/SM/...............................  1.20%      CLASS 4       $102.39       213
AMERICAN FUNDS INSURANCE SERIES(R) BOND
 FUND/SM/...............................  1.25%      CLASS 4       $102.15        57
AMERICAN FUNDS INSURANCE SERIES(R) BOND
 FUND/SM/...............................  1.34%      CLASS 4       $101.72        87
AMERICAN FUNDS INSURANCE SERIES(R) BOND
 FUND/SM/...............................  1.45%      CLASS 4       $101.19        --

AXA 400 MANAGED VOLATILITY..............  0.40%         B          $196.93         4
AXA 400 MANAGED VOLATILITY..............  0.50%         B          $210.52        --
AXA 400 MANAGED VOLATILITY..............  0.70%         B          $233.73        --
AXA 400 MANAGED VOLATILITY..............  0.80%         B          $205.69        --
AXA 400 MANAGED VOLATILITY..............  0.90%         B          $204.10         1
AXA 400 MANAGED VOLATILITY..............  0.90%         B          $230.30         2
AXA 400 MANAGED VOLATILITY..............  0.95%         B          $229.46         1
AXA 400 MANAGED VOLATILITY..............  1.10%         B          $200.96         3
AXA 400 MANAGED VOLATILITY..............  1.20%         B          $225.25        --
AXA 400 MANAGED VOLATILITY..............  1.20%         B          $199.40        34
AXA 400 MANAGED VOLATILITY..............  1.25%         B          $224.42         3
AXA 400 MANAGED VOLATILITY..............  1.34%         B          $222.92        31
AXA 400 MANAGED VOLATILITY..............  1.45%         B          $167.54        --

AXA 500 MANAGED VOLATILITY..............  0.50%         B          $219.37         1
AXA 500 MANAGED VOLATILITY..............  0.70%         B          $216.00        --
AXA 500 MANAGED VOLATILITY..............  0.70%         B          $241.22        --
AXA 500 MANAGED VOLATILITY..............  0.80%         B          $214.33        --
AXA 500 MANAGED VOLATILITY..............  0.90%         B          $237.69         3
AXA 500 MANAGED VOLATILITY..............  0.90%         B          $212.68         3
AXA 500 MANAGED VOLATILITY..............  0.95%         B          $236.81         1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------
AXA 500 MANAGED VOLATILITY......  1.00%          B         $211.04         --
AXA 500 MANAGED VOLATILITY......  1.10%          B         $209.40          5
AXA 500 MANAGED VOLATILITY......  1.20%          B         $232.47          3
AXA 500 MANAGED VOLATILITY......  1.20%          B         $207.78         53
AXA 500 MANAGED VOLATILITY......  1.25%          B         $231.61          9
AXA 500 MANAGED VOLATILITY......  1.34%          B         $230.07         42

AXA 2000 MANAGED VOLATILITY.....  0.50%          B         $195.64          2
AXA 2000 MANAGED VOLATILITY.....  0.70%          B         $192.63         --
AXA 2000 MANAGED VOLATILITY.....  0.70%          B         $227.02         --
AXA 2000 MANAGED VOLATILITY.....  0.80%          B         $191.15         --
AXA 2000 MANAGED VOLATILITY.....  0.90%          B         $189.67          1
AXA 2000 MANAGED VOLATILITY.....  0.90%          B         $223.70          1
AXA 2000 MANAGED VOLATILITY.....  0.95%          B         $222.88          1
AXA 2000 MANAGED VOLATILITY.....  1.10%          B         $186.75          2
AXA 2000 MANAGED VOLATILITY.....  1.20%          B         $218.79         --
AXA 2000 MANAGED VOLATILITY.....  1.20%          B         $185.30         18
AXA 2000 MANAGED VOLATILITY.....  1.25%          B         $217.98          1
AXA 2000 MANAGED VOLATILITY.....  1.34%          B         $216.53         13

AXA AGGRESSIVE ALLOCATION.......  0.50%          B         $240.17         30
AXA AGGRESSIVE ALLOCATION.......  0.70%          B         $233.37          9
AXA AGGRESSIVE ALLOCATION.......  0.80%          B         $281.56          2
AXA AGGRESSIVE ALLOCATION.......  0.90%          B         $226.77        320
AXA AGGRESSIVE ALLOCATION.......  0.95%          B         $225.15         73
AXA AGGRESSIVE ALLOCATION.......  1.00%          B         $223.54          3
AXA AGGRESSIVE ALLOCATION.......  1.10%          B         $220.34         95
AXA AGGRESSIVE ALLOCATION.......  1.20%          B         $217.18      1,039
AXA AGGRESSIVE ALLOCATION.......  1.25%          B         $133.39         40
AXA AGGRESSIVE ALLOCATION.......  1.30%          B         $149.92         13
AXA AGGRESSIVE ALLOCATION.......  1.34%          B         $212.85      1,717
AXA AGGRESSIVE ALLOCATION.......  1.35%          B         $212.54          1
AXA AGGRESSIVE ALLOCATION.......  1.45%          B         $209.49          1

AXA BALANCED STRATEGY...........  1.25%          A         $149.23          1
AXA BALANCED STRATEGY...........  0.50%          B         $138.98         22
AXA BALANCED STRATEGY...........  0.70%          B         $137.41         --
AXA BALANCED STRATEGY...........  0.90%          B         $135.86          8
AXA BALANCED STRATEGY...........  0.95%          B         $135.47          2
AXA BALANCED STRATEGY...........  1.00%          B         $135.09          1
AXA BALANCED STRATEGY...........  1.10%          B         $134.32          4
AXA BALANCED STRATEGY...........  1.20%          B         $133.55         78
AXA BALANCED STRATEGY...........  1.25%          B         $133.17         45
AXA BALANCED STRATEGY...........  1.25%          B         $159.83         97
AXA BALANCED STRATEGY...........  1.30%          B         $159.15        547
AXA BALANCED STRATEGY...........  1.34%          B         $132.49         64
AXA BALANCED STRATEGY...........  1.45%          B         $131.66          1

AXA CONSERVATIVE ALLOCATION.....  0.50%          B         $150.36          9
AXA CONSERVATIVE ALLOCATION.....  0.70%          B         $146.11          3
AXA CONSERVATIVE ALLOCATION.....  0.80%          B         $141.33         --
AXA CONSERVATIVE ALLOCATION.....  0.90%          B         $141.97         54
AXA CONSERVATIVE ALLOCATION.....  0.95%          B         $140.96         36
AXA CONSERVATIVE ALLOCATION.....  1.00%          B         $139.95         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                          UNITS
                                   CONTRACT                            OUTSTANDING
                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                   -------- --------------- ---------- -----------
AXA CONSERVATIVE ALLOCATION.......  1.10%          B         $137.95        30
AXA CONSERVATIVE ALLOCATION.......  1.20%          B         $135.97       227
AXA CONSERVATIVE ALLOCATION.......  1.25%          B         $116.87       163
AXA CONSERVATIVE ALLOCATION.......  1.30%          B         $120.04        13
AXA CONSERVATIVE ALLOCATION.......  1.34%          B         $133.26       271
AXA CONSERVATIVE ALLOCATION.......  1.45%          B         $131.15        --

AXA CONSERVATIVE GROWTH STRATEGY..  0.50%          B         $130.26         6
AXA CONSERVATIVE GROWTH STRATEGY..  0.70%          B         $128.79        --
AXA CONSERVATIVE GROWTH STRATEGY..  0.90%          B         $127.34         2
AXA CONSERVATIVE GROWTH STRATEGY..  0.95%          B         $126.98         4
AXA CONSERVATIVE GROWTH STRATEGY..  1.00%          B         $126.62        --
AXA CONSERVATIVE GROWTH STRATEGY..  1.10%          B         $125.90         4
AXA CONSERVATIVE GROWTH STRATEGY..  1.20%          B         $125.18        43
AXA CONSERVATIVE GROWTH STRATEGY..  1.25%          B         $147.55        20
AXA CONSERVATIVE GROWTH STRATEGY..  1.25%          B         $124.83        62
AXA CONSERVATIVE GROWTH STRATEGY..  1.30%          B         $146.92        49
AXA CONSERVATIVE GROWTH STRATEGY..  1.34%          B         $124.19        33

AXA CONSERVATIVE STRATEGY.........  0.50%          B         $113.89        11
AXA CONSERVATIVE STRATEGY.........  0.70%          B         $112.61        --
AXA CONSERVATIVE STRATEGY.........  0.90%          B         $111.34         2
AXA CONSERVATIVE STRATEGY.........  0.95%          B         $111.02         1
AXA CONSERVATIVE STRATEGY.........  1.10%          B         $110.08         2
AXA CONSERVATIVE STRATEGY.........  1.20%          B         $109.45        18
AXA CONSERVATIVE STRATEGY.........  1.25%          B         $123.42         7
AXA CONSERVATIVE STRATEGY.........  1.25%          B         $109.14        10
AXA CONSERVATIVE STRATEGY.........  1.30%          B         $122.90        23
AXA CONSERVATIVE STRATEGY.........  1.34%          B         $108.58        12

AXA CONSERVATIVE-PLUS ALLOCATION..  0.50%          B         $171.43        24
AXA CONSERVATIVE-PLUS ALLOCATION..  0.70%          B         $166.58         6
AXA CONSERVATIVE-PLUS ALLOCATION..  0.80%          B         $173.13         1
AXA CONSERVATIVE-PLUS ALLOCATION..  0.90%          B         $161.86       122
AXA CONSERVATIVE-PLUS ALLOCATION..  0.95%          B         $160.71        29
AXA CONSERVATIVE-PLUS ALLOCATION..  1.00%          B         $159.56        --
AXA CONSERVATIVE-PLUS ALLOCATION..  1.10%          B         $157.28        42
AXA CONSERVATIVE-PLUS ALLOCATION..  1.20%          B         $155.02       525
AXA CONSERVATIVE-PLUS ALLOCATION..  1.25%          B         $122.80       139
AXA CONSERVATIVE-PLUS ALLOCATION..  1.30%          B         $129.18        15
AXA CONSERVATIVE-PLUS ALLOCATION..  1.34%          B         $151.92       552
AXA CONSERVATIVE-PLUS ALLOCATION..  1.35%          B         $151.70        --
AXA CONSERVATIVE-PLUS ALLOCATION..  1.45%          B         $149.53        --

AXA GLOBAL EQUITY MANAGED
 VOLATILITY.......................  0.50%          B         $378.49         1
AXA GLOBAL EQUITY MANAGED
 VOLATILITY.......................  0.70%          B         $280.28        --
AXA GLOBAL EQUITY MANAGED
 VOLATILITY.......................  0.70%          B         $458.08         5
AXA GLOBAL EQUITY MANAGED
 VOLATILITY.......................  0.80%          B         $281.89        --
AXA GLOBAL EQUITY MANAGED
 VOLATILITY.......................  0.90%          B         $522.43         5
AXA GLOBAL EQUITY MANAGED
 VOLATILITY.......................  0.90%          B         $440.46        38
AXA GLOBAL EQUITY MANAGED
 VOLATILITY.......................  0.95%          B         $384.58        32
AXA GLOBAL EQUITY MANAGED
 VOLATILITY.......................  1.00%          B         $431.90        --
AXA GLOBAL EQUITY MANAGED
 VOLATILITY.......................  1.10%          B         $423.48         9
AXA GLOBAL EQUITY MANAGED
 VOLATILITY.......................  1.20%          B         $415.20        36

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------
AXA GLOBAL EQUITY MANAGED
 VOLATILITY.....................  1.20%          B         $392.09        140
AXA GLOBAL EQUITY MANAGED
 VOLATILITY.....................  1.25%          B         $118.22         47
AXA GLOBAL EQUITY MANAGED
 VOLATILITY.....................  1.30%          B         $161.52          3
AXA GLOBAL EQUITY MANAGED
 VOLATILITY.....................  1.34%          B         $433.13         19
AXA GLOBAL EQUITY MANAGED
 VOLATILITY.....................  1.34%          B         $267.80      1,058
AXA GLOBAL EQUITY MANAGED
 VOLATILITY.....................  1.35%          B         $403.10          2
AXA GLOBAL EQUITY MANAGED
 VOLATILITY.....................  1.45%          B         $373.24          1

AXA GROWTH STRATEGY.............  1.10%          A         $175.20          6
AXA GROWTH STRATEGY.............  1.25%          A         $173.00          3

AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.....................  0.40%          B         $109.71          1
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.....................  0.50%          B         $145.71          2
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.....................  0.70%          B         $158.53          3
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.....................  0.80%          B         $214.77         --
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.....................  0.90%          B         $152.77         53
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.....................  0.95%          B         $185.96         33
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.....................  1.00%          B         $149.97         --
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.....................  1.10%          B         $147.21         13
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.....................  1.20%          B         $144.49        311
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.....................  1.25%          B         $ 94.52         25
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.....................  1.30%          B         $109.32          3
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.....................  1.34%          B         $140.78        811
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.....................  1.45%          B         $171.43         --

AXA INTERNATIONAL MANAGED
 VOLATILITY.....................  0.50%          B         $135.76         --
AXA INTERNATIONAL MANAGED
 VOLATILITY.....................  0.70%          B         $142.89         --
AXA INTERNATIONAL MANAGED
 VOLATILITY.....................  0.80%          B         $132.64         --
AXA INTERNATIONAL MANAGED
 VOLATILITY.....................  0.90%          B         $131.61         --
AXA INTERNATIONAL MANAGED
 VOLATILITY.....................  0.90%          B         $140.79          4
AXA INTERNATIONAL MANAGED
 VOLATILITY.....................  0.95%          B         $140.27          1
AXA INTERNATIONAL MANAGED
 VOLATILITY.....................  1.10%          B         $129.59          1
AXA INTERNATIONAL MANAGED
 VOLATILITY.....................  1.20%          B         $137.70         --
AXA INTERNATIONAL MANAGED
 VOLATILITY.....................  1.20%          B         $128.58         48
AXA INTERNATIONAL MANAGED
 VOLATILITY.....................  1.25%          B         $137.19          3
AXA INTERNATIONAL MANAGED
 VOLATILITY.....................  1.34%          B         $136.28         34

AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.....................  0.40%          B         $143.02         36
AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.....................  0.50%          B         $143.34          2
AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.....................  0.70%          B         $171.71          4
AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.....................  0.80%          B         $213.91         --
AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.....................  0.90%          B         $165.48         48
AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.....................  0.95%          B         $163.95         43
AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.....................  1.00%          B         $162.45         --
AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.....................  1.10%          B         $159.46          8
AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.....................  1.20%          B         $156.51        104
AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.....................  1.25%          B         $ 89.75         19
AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.....................  1.30%          B         $103.44          3
AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.....................  1.34%          B         $152.50      1,006
AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.....................  1.35%          B         $152.21          2
AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.....................  1.45%          B         $163.58         --

AXA LARGE CAP CORE MANAGED
 VOLATILITY.....................  0.50%          B         $199.63          1
AXA LARGE CAP CORE MANAGED
 VOLATILITY.....................  0.70%          B         $204.42         --
AXA LARGE CAP CORE MANAGED
 VOLATILITY.....................  0.80%          B         $345.84         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------
AXA LARGE CAP CORE MANAGED
 VOLATILITY.....................  0.90%          B         $197.00          6
AXA LARGE CAP CORE MANAGED
 VOLATILITY.....................  0.95%          B         $195.18          8
AXA LARGE CAP CORE MANAGED
 VOLATILITY.....................  1.00%          B         $193.39         --
AXA LARGE CAP CORE MANAGED
 VOLATILITY.....................  1.10%          B         $189.83          2
AXA LARGE CAP CORE MANAGED
 VOLATILITY.....................  1.20%          B         $186.32         32
AXA LARGE CAP CORE MANAGED
 VOLATILITY.....................  1.25%          B         $166.25          5
AXA LARGE CAP CORE MANAGED
 VOLATILITY.....................  1.30%          B         $181.39         --
AXA LARGE CAP CORE MANAGED
 VOLATILITY.....................  1.34%          B         $181.54        130
AXA LARGE CAP CORE MANAGED
 VOLATILITY.....................  1.45%          B         $177.86         --

AXA LARGE CAP GROWTH MANAGED
 VOLATILITY.....................  0.50%          B         $147.20          7
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY.....................  0.70%          B         $254.56          9
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY.....................  0.80%          B         $375.99         --
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY.....................  0.90%          B         $219.16         22
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY.....................  0.90%          B         $244.77         65
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY.....................  0.95%          B         $205.85        103
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY.....................  1.00%          B         $240.02          1
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY.....................  1.10%          B         $235.34         17
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY.....................  1.20%          B         $230.73         33
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY.....................  1.20%          B         $221.58        252
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY.....................  1.25%          B         $202.57         14
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY.....................  1.30%          B         $232.61          6
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY.....................  1.34%          B         $335.50      1,887
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY.....................  1.35%          B         $224.01          4
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY.....................  1.45%          B         $210.93          4

AXA LARGE CAP VALUE MANAGED
 VOLATILITY.....................  0.70%          A         $211.91          7
AXA LARGE CAP VALUE MANAGED
 VOLATILITY.....................  0.90%          A         $204.22         50
AXA LARGE CAP VALUE MANAGED
 VOLATILITY.....................  1.20%          A         $193.16         32
AXA LARGE CAP VALUE MANAGED
 VOLATILITY.....................  1.34%          A         $188.20      4,060
AXA LARGE CAP VALUE MANAGED
 VOLATILITY.....................  1.35%          A         $187.85         10
AXA LARGE CAP VALUE MANAGED
 VOLATILITY.....................  1.45%          A         $197.23          4
AXA LARGE CAP VALUE MANAGED
 VOLATILITY.....................  0.40%          B         $189.41         23
AXA LARGE CAP VALUE MANAGED
 VOLATILITY.....................  0.50%          B         $233.93          4
AXA LARGE CAP VALUE MANAGED
 VOLATILITY.....................  0.80%          B         $330.94         --
AXA LARGE CAP VALUE MANAGED
 VOLATILITY.....................  0.90%          B         $201.57         26
AXA LARGE CAP VALUE MANAGED
 VOLATILITY.....................  0.95%          B         $211.81        122
AXA LARGE CAP VALUE MANAGED
 VOLATILITY.....................  1.00%          B         $200.48         --
AXA LARGE CAP VALUE MANAGED
 VOLATILITY.....................  1.10%          B         $196.79         --
AXA LARGE CAP VALUE MANAGED
 VOLATILITY.....................  1.10%          B         $194.24          7
AXA LARGE CAP VALUE MANAGED
 VOLATILITY.....................  1.20%          B         $193.16          1
AXA LARGE CAP VALUE MANAGED
 VOLATILITY.....................  1.20%          B         $190.65        295
AXA LARGE CAP VALUE MANAGED
 VOLATILITY.....................  1.25%          B         $124.17         20
AXA LARGE CAP VALUE MANAGED
 VOLATILITY.....................  1.30%          B         $136.58          7

AXA MID CAP VALUE MANAGED
 VOLATILITY.....................  0.50%          B         $347.42          2
AXA MID CAP VALUE MANAGED
 VOLATILITY.....................  0.70%          B         $272.25          4
AXA MID CAP VALUE MANAGED
 VOLATILITY.....................  0.80%          B         $392.67         --
AXA MID CAP VALUE MANAGED
 VOLATILITY.....................  0.90%          B         $323.96         10
AXA MID CAP VALUE MANAGED
 VOLATILITY.....................  0.90%          B         $261.78         29
AXA MID CAP VALUE MANAGED
 VOLATILITY.....................  0.95%          B         $327.67         52
AXA MID CAP VALUE MANAGED
 VOLATILITY.....................  1.00%          B         $256.69         --
AXA MID CAP VALUE MANAGED
 VOLATILITY.....................  1.10%          B         $251.68          8
AXA MID CAP VALUE MANAGED
 VOLATILITY.....................  1.20%          B         $246.76         23

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------
AXA MID CAP VALUE MANAGED
 VOLATILITY.....................  1.20%          B         $246.00        168
AXA MID CAP VALUE MANAGED
 VOLATILITY.....................  1.25%          B         $157.17         24
AXA MID CAP VALUE MANAGED
 VOLATILITY.....................  1.30%          B         $179.75          4
AXA MID CAP VALUE MANAGED
 VOLATILITY.....................  1.34%          B         $302.87      1,449
AXA MID CAP VALUE MANAGED
 VOLATILITY.....................  1.35%          B         $239.57          3
AXA MID CAP VALUE MANAGED
 VOLATILITY.....................  1.45%          B         $234.18          1

AXA MODERATE ALLOCATION+........  0.70%          A         $233.23          1
AXA MODERATE ALLOCATION.........  0.70%          A         $232.83         23
AXA MODERATE ALLOCATION+........  0.90%          A         $276.57         23
AXA MODERATE ALLOCATION.........  0.90%          A         $273.88        256
AXA MODERATE ALLOCATION.........  1.20%          A         $237.17         37
AXA MODERATE ALLOCATION+........  1.34%          A         $ 87.06      9,882
AXA MODERATE ALLOCATION.........  1.35%          A         $277.49         12
AXA MODERATE ALLOCATION.........  1.35%          A         $275.74        747
AXA MODERATE ALLOCATION.........  1.45%          A         $175.68          3
AXA MODERATE ALLOCATION.........  0.40%          B         $135.67         26
AXA MODERATE ALLOCATION.........  0.50%          B         $168.97         91
AXA MODERATE ALLOCATION.........  0.80%          B         $189.54          5
AXA MODERATE ALLOCATION+........  0.90%          B         $174.06          8
AXA MODERATE ALLOCATION.........  0.90%          B         $191.83         72
AXA MODERATE ALLOCATION.........  0.95%          B         $170.79        126
AXA MODERATE ALLOCATION.........  1.00%          B         $187.97          3
AXA MODERATE ALLOCATION.........  1.10%          B         $166.11        202
AXA MODERATE ALLOCATION.........  1.20%          B         $178.43      2,119
AXA MODERATE ALLOCATION.........  1.25%          B         $122.17        321
AXA MODERATE ALLOCATION.........  1.30%          B         $132.24         82

AXA MODERATE GROWTH STRATEGY....  0.50%          B         $148.43         29
AXA MODERATE GROWTH STRATEGY....  0.70%          B         $146.75          1
AXA MODERATE GROWTH STRATEGY....  0.80%          B         $145.92         --
AXA MODERATE GROWTH STRATEGY....  0.90%          B         $145.10         15
AXA MODERATE GROWTH STRATEGY....  0.95%          B         $144.69          1
AXA MODERATE GROWTH STRATEGY....  1.00%          B         $144.28          1
AXA MODERATE GROWTH STRATEGY....  1.10%          B         $143.46         12
AXA MODERATE GROWTH STRATEGY....  1.20%          B         $142.64        245
AXA MODERATE GROWTH STRATEGY....  1.25%          B         $142.23         60
AXA MODERATE GROWTH STRATEGY....  1.34%          B         $141.51        100
AXA MODERATE GROWTH STRATEGY....  1.45%          B         $140.62         --

AXA MODERATE-PLUS ALLOCATION....  0.50%          B         $217.78         22
AXA MODERATE-PLUS ALLOCATION....  0.70%          B         $211.61         24
AXA MODERATE-PLUS ALLOCATION....  0.80%          B         $231.78          5
AXA MODERATE-PLUS ALLOCATION....  0.90%          B         $205.63        433
AXA MODERATE-PLUS ALLOCATION....  0.95%          B         $204.16        176
AXA MODERATE-PLUS ALLOCATION....  1.00%          B         $202.70          3
AXA MODERATE-PLUS ALLOCATION....  1.10%          B         $199.80        182
AXA MODERATE-PLUS ALLOCATION....  1.20%          B         $196.93      1,805
AXA MODERATE-PLUS ALLOCATION....  1.25%          B         $129.72        150
AXA MODERATE-PLUS ALLOCATION....  1.30%          B         $142.31         78
AXA MODERATE-PLUS ALLOCATION....  1.34%          B         $193.00      3,371
AXA MODERATE-PLUS ALLOCATION....  1.35%          B         $192.72          5
AXA MODERATE-PLUS ALLOCATION....  1.45%          B         $189.96          1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------

AXA/AB DYNAMIC MODERATE GROWTH.....  0.50%          B         $143.43        --
AXA/AB DYNAMIC MODERATE GROWTH.....  0.70%          B         $141.81        --
AXA/AB DYNAMIC MODERATE GROWTH.....  0.80%          B         $141.00        --
AXA/AB DYNAMIC MODERATE GROWTH.....  0.90%          B         $140.21         4
AXA/AB DYNAMIC MODERATE GROWTH.....  0.95%          B         $139.81         3
AXA/AB DYNAMIC MODERATE GROWTH.....  1.00%          B         $139.41         2
AXA/AB DYNAMIC MODERATE GROWTH.....  1.10%          B         $138.62         9
AXA/AB DYNAMIC MODERATE GROWTH.....  1.20%          B         $137.83        76
AXA/AB DYNAMIC MODERATE GROWTH.....  1.25%          B         $137.44        16
AXA/AB DYNAMIC MODERATE GROWTH.....  1.34%          B         $136.73        28

AXA/AB SMALL CAP GROWTH............  0.70%          A         $371.06         3
AXA/AB SMALL CAP GROWTH............  0.90%          A         $458.28        15
AXA/AB SMALL CAP GROWTH............  1.20%          A         $430.43         9
AXA/AB SMALL CAP GROWTH............  1.34%          A         $418.01       729
AXA/AB SMALL CAP GROWTH............  1.35%          A         $417.13         4
AXA/AB SMALL CAP GROWTH............  1.45%          A         $300.04         1
AXA/AB SMALL CAP GROWTH............  0.50%          B         $244.89        19
AXA/AB SMALL CAP GROWTH............  0.70%          B         $398.60        --
AXA/AB SMALL CAP GROWTH............  0.80%          B         $436.95        --
AXA/AB SMALL CAP GROWTH............  0.90%          B         $324.11         4
AXA/AB SMALL CAP GROWTH............  0.95%          B         $380.60        34
AXA/AB SMALL CAP GROWTH............  1.00%          B         $411.48        --
AXA/AB SMALL CAP GROWTH............  1.10%          B         $370.16         5
AXA/AB SMALL CAP GROWTH............  1.20%          B         $304.81       156
AXA/AB SMALL CAP GROWTH............  1.25%          B         $193.03        35
AXA/AB SMALL CAP GROWTH............  1.30%          B         $231.30         3

AXA/CLEARBRIDGE LARGE CAP GROWTH...  0.70%          B         $237.63         6
AXA/CLEARBRIDGE LARGE CAP GROWTH...  0.90%          B         $229.00        28
AXA/CLEARBRIDGE LARGE CAP GROWTH...  0.95%          B         $226.90        28
AXA/CLEARBRIDGE LARGE CAP GROWTH...  1.10%          B         $220.67        17
AXA/CLEARBRIDGE LARGE CAP GROWTH...  1.20%          B         $216.60        59
AXA/CLEARBRIDGE LARGE CAP GROWTH...  1.25%          B         $219.09        47
AXA/CLEARBRIDGE LARGE CAP GROWTH...  1.30%          B         $250.26         2
AXA/CLEARBRIDGE LARGE CAP GROWTH...  1.34%          B         $211.04       565
AXA/CLEARBRIDGE LARGE CAP GROWTH...  1.35%          B         $210.64         1
AXA/CLEARBRIDGE LARGE CAP GROWTH...  1.45%          B         $206.76        --

AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  0.40%          B         $143.50        --
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  0.50%          B         $159.68        10
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  0.70%          B         $156.08         1
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  0.80%          B         $238.18        --
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  0.90%          B         $152.57        19
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  0.95%          B         $151.70        29
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  1.00%          B         $150.84        --
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  1.10%          B         $149.12        14
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  1.20%          B         $147.42       114
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  1.25%          B         $134.96        56
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  1.30%          B         $143.68         8
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  1.34%          B         $145.08       396
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  1.45%          B         $143.26         1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------

AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY.............  0.50%          B         $191.43         5
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY.............  0.70%          B         $187.12        --
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY.............  0.80%          B         $383.18        --
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY.............  0.90%          B         $182.90         2
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY.............  0.95%          B         $181.86         3
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY.............  1.00%          B         $180.83        --
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY.............  1.10%          B         $178.77         2
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY.............  1.20%          B         $176.73        19
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY.............  1.25%          B         $147.12         4
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY.............  1.30%          B         $166.91         1
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY.............  1.34%          B         $173.93        83

AXA/FRANKLIN TEMPLETON
 ALLOCATION MANAGED VOLATILITY..  0.50%          B         $142.04        10
AXA/FRANKLIN TEMPLETON
 ALLOCATION MANAGED VOLATILITY..  0.70%          B         $139.03        --
AXA/FRANKLIN TEMPLETON
 ALLOCATION MANAGED VOLATILITY..  0.80%          B         $265.17         1
AXA/FRANKLIN TEMPLETON
 ALLOCATION MANAGED VOLATILITY..  0.90%          B         $136.09        13
AXA/FRANKLIN TEMPLETON
 ALLOCATION MANAGED VOLATILITY..  0.95%          B         $135.36        19
AXA/FRANKLIN TEMPLETON
 ALLOCATION MANAGED VOLATILITY..  1.00%          B         $260.47        --
AXA/FRANKLIN TEMPLETON
 ALLOCATION MANAGED VOLATILITY..  1.10%          B         $149.75        15
AXA/FRANKLIN TEMPLETON
 ALLOCATION MANAGED VOLATILITY..  1.20%          B         $131.78       133
AXA/FRANKLIN TEMPLETON
 ALLOCATION MANAGED VOLATILITY..  1.25%          B         $129.91        28
AXA/FRANKLIN TEMPLETON
 ALLOCATION MANAGED VOLATILITY..  1.30%          B         $130.69        11
AXA/FRANKLIN TEMPLETON
 ALLOCATION MANAGED VOLATILITY..  1.34%          B         $129.81       350

AXA/JANUS ENTERPRISE............  0.40%          B         $160.41         2
AXA/JANUS ENTERPRISE............  0.50%          B         $273.92         1
AXA/JANUS ENTERPRISE............  0.70%          B         $267.02         5
AXA/JANUS ENTERPRISE............  0.80%          B         $332.21         1
AXA/JANUS ENTERPRISE............  0.90%          B         $260.30        71
AXA/JANUS ENTERPRISE............  0.95%          B         $258.64        16
AXA/JANUS ENTERPRISE............  1.00%          B         $257.00         1
AXA/JANUS ENTERPRISE............  1.10%          B         $253.73        20
AXA/JANUS ENTERPRISE............  1.20%          B         $250.49       424
AXA/JANUS ENTERPRISE............  1.25%          B         $162.94       118
AXA/JANUS ENTERPRISE............  1.30%          B         $192.56         3
AXA/JANUS ENTERPRISE............  1.34%          B         $246.04       601
AXA/JANUS ENTERPRISE............  1.35%          B         $245.72         1
AXA/JANUS ENTERPRISE............  1.45%          B         $242.58        --

AXA/LOOMIS SAYLES GROWTH........  0.40%          B         $215.61         2
AXA/LOOMIS SAYLES GROWTH........  0.50%          B         $324.23         1
AXA/LOOMIS SAYLES GROWTH........  0.70%          B         $315.71         2
AXA/LOOMIS SAYLES GROWTH........  0.80%          B         $370.30        --
AXA/LOOMIS SAYLES GROWTH........  0.90%          B         $307.42        16
AXA/LOOMIS SAYLES GROWTH........  0.95%          B         $305.38        10
AXA/LOOMIS SAYLES GROWTH........  1.00%          B         $303.36        --
AXA/LOOMIS SAYLES GROWTH........  1.10%          B         $299.33         7
AXA/LOOMIS SAYLES GROWTH........  1.20%          B         $295.34        28
AXA/LOOMIS SAYLES GROWTH........  1.25%          B         $232.74        61
AXA/LOOMIS SAYLES GROWTH........  1.30%          B         $256.11         2
AXA/LOOMIS SAYLES GROWTH........  1.34%          B         $289.86       196
AXA/LOOMIS SAYLES GROWTH........  1.35%          B         $289.47        --
AXA/LOOMIS SAYLES GROWTH........  1.45%          B         $285.62        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------

AXA/MUTUAL LARGE CAP EQUITY
 MANAGED VOLATILITY.............  0.50%          B         $174.82        --
AXA/MUTUAL LARGE CAP EQUITY
 MANAGED VOLATILITY.............  0.70%          B         $170.89        --
AXA/MUTUAL LARGE CAP EQUITY
 MANAGED VOLATILITY.............  0.80%          B         $298.10        --
AXA/MUTUAL LARGE CAP EQUITY
 MANAGED VOLATILITY.............  0.90%          B         $167.04         7
AXA/MUTUAL LARGE CAP EQUITY
 MANAGED VOLATILITY.............  0.95%          B         $166.09         6
AXA/MUTUAL LARGE CAP EQUITY
 MANAGED VOLATILITY.............  1.00%          B         $165.15        --
AXA/MUTUAL LARGE CAP EQUITY
 MANAGED VOLATILITY.............  1.10%          B         $163.27         2
AXA/MUTUAL LARGE CAP EQUITY
 MANAGED VOLATILITY.............  1.20%          B         $161.41        21
AXA/MUTUAL LARGE CAP EQUITY
 MANAGED VOLATILITY.............  1.25%          B         $137.73         2
AXA/MUTUAL LARGE CAP EQUITY
 MANAGED VOLATILITY.............  1.30%          B         $154.65         7
AXA/MUTUAL LARGE CAP EQUITY
 MANAGED VOLATILITY.............  1.34%          B         $158.84       130
AXA/MUTUAL LARGE CAP EQUITY
 MANAGED VOLATILITY.............  1.45%          B         $156.85        --

AXA/TEMPLETON GLOBAL EQUITY
 MANAGED VOLATILITY.............  0.50%          B         $151.20         2
AXA/TEMPLETON GLOBAL EQUITY
 MANAGED VOLATILITY.............  0.70%          B         $147.79         1
AXA/TEMPLETON GLOBAL EQUITY
 MANAGED VOLATILITY.............  0.80%          B         $271.00        --
AXA/TEMPLETON GLOBAL EQUITY
 MANAGED VOLATILITY.............  0.90%          B         $144.46        13
AXA/TEMPLETON GLOBAL EQUITY
 MANAGED VOLATILITY.............  0.95%          B         $143.64         7
AXA/TEMPLETON GLOBAL EQUITY
 MANAGED VOLATILITY.............  1.00%          B         $142.83        --
AXA/TEMPLETON GLOBAL EQUITY
 MANAGED VOLATILITY.............  1.10%          B         $141.20         5
AXA/TEMPLETON GLOBAL EQUITY
 MANAGED VOLATILITY.............  1.20%          B         $139.59       126
AXA/TEMPLETON GLOBAL EQUITY
 MANAGED VOLATILITY.............  1.25%          B         $119.77        14
AXA/TEMPLETON GLOBAL EQUITY
 MANAGED VOLATILITY.............  1.30%          B         $133.85         8
AXA/TEMPLETON GLOBAL EQUITY
 MANAGED VOLATILITY.............  1.34%          B         $137.37       194
AXA/TEMPLETON GLOBAL EQUITY
 MANAGED VOLATILITY.............  1.45%          B         $135.65        --

CHARTER/SM/ MODERATE............  0.50%          B         $105.68        --
CHARTER/SM/ MODERATE............  0.90%          B         $105.40        --
CHARTER/SM/ MODERATE............  1.10%          B         $105.26         1
CHARTER/SM/ MODERATE............  1.20%          B         $105.19        --
CHARTER/SM/ MODERATE............  1.25%          B         $105.16         2

CHARTER/SM/ MULTI-SECTOR BOND...  0.70%          A         $121.91         2
CHARTER/SM/ MULTI-SECTOR BOND...  0.90%          A         $156.68        19
CHARTER/SM/ MULTI-SECTOR BOND...  1.20%          A         $128.56         4
CHARTER/SM/ MULTI-SECTOR BOND...  1.34%          A         $168.54       316
CHARTER/SM/ MULTI-SECTOR BOND...  1.35%          A         $179.51         3
CHARTER/SM/ MULTI-SECTOR BOND...  1.45%          A         $ 97.84        --
CHARTER/SM/ MULTI-SECTOR BOND...  0.50%          B         $138.03         5
CHARTER/SM/ MULTI-SECTOR BOND...  0.70%          B         $127.51        --
CHARTER/SM/ MULTI-SECTOR BOND...  0.80%          B         $130.73        --
CHARTER/SM/ MULTI-SECTOR BOND...  0.90%          B         $105.95         4
CHARTER/SM/ MULTI-SECTOR BOND...  0.95%          B         $121.75        48
CHARTER/SM/ MULTI-SECTOR BOND...  1.00%          B         $141.87        --
CHARTER/SM/ MULTI-SECTOR BOND...  1.10%          B         $118.41        14
CHARTER/SM/ MULTI-SECTOR BOND...  1.20%          B         $ 99.51       146
CHARTER/SM/ MULTI-SECTOR BOND...  1.25%          B         $ 92.55        23
CHARTER/SM/ MULTI-SECTOR BOND...  1.30%          B         $ 96.25         3

CHARTER/SM/ SMALL CAP GROWTH....  0.50%          B         $226.80        --
CHARTER/SM/ SMALL CAP GROWTH....  0.70%          B         $220.83         1
CHARTER/SM/ SMALL CAP GROWTH....  0.90%          B         $215.03         5
CHARTER/SM/ SMALL CAP GROWTH....  0.95%          B         $213.60         8
CHARTER/SM/ SMALL CAP GROWTH....  1.10%          B         $209.37         2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------
CHARTER/SM/ SMALL CAP GROWTH.......  1.20%          B        $  206.58        14
CHARTER/SM/ SMALL CAP GROWTH.......  1.25%          B        $  139.78         7
CHARTER/SM/ SMALL CAP GROWTH.......  1.30%          B        $  159.73        --
CHARTER/SM/ SMALL CAP GROWTH+......  1.34%          B        $  201.47        11
CHARTER/SM/ SMALL CAP GROWTH.......  1.34%          B        $  202.75       183
CHARTER/SM/ SMALL CAP GROWTH.......  1.35%          B        $  202.48        --
CHARTER/SM/ SMALL CAP GROWTH.......  1.45%          B        $  199.78        --

CHARTER/SM/ SMALL CAP VALUE........  0.50%          B        $  303.06         1
CHARTER/SM/ SMALL CAP VALUE........  0.70%          B        $  310.48         1
CHARTER/SM/ SMALL CAP VALUE........  0.80%          B        $  342.24        --
CHARTER/SM/ SMALL CAP VALUE........  0.90%          B        $  299.20        10
CHARTER/SM/ SMALL CAP VALUE........  0.95%          B        $  233.93        18
CHARTER/SM/ SMALL CAP VALUE........  1.00%          B        $  293.72        --
CHARTER/SM/ SMALL CAP VALUE........  1.10%          B        $  288.31         1
CHARTER/SM/ SMALL CAP VALUE........  1.20%          B        $  282.99        26
CHARTER/SM/ SMALL CAP VALUE........  1.25%          B        $  127.38         3
CHARTER/SM/ SMALL CAP VALUE........  1.30%          B        $  138.81        --
CHARTER/SM/ SMALL CAP VALUE+.......  1.34%          B        $  273.48        14
CHARTER/SM/ SMALL CAP VALUE........  1.34%          B        $  275.73       360
CHARTER/SM/ SMALL CAP VALUE........  1.35%          B        $  275.21        --
CHARTER/SM/ SMALL CAP VALUE........  1.45%          B        $  211.80        --

EQ/BLACKROCK BASIC VALUE EQUITY....  0.50%          B        $  278.13        14
EQ/BLACKROCK BASIC VALUE EQUITY....  0.70%          B        $  341.72         9
EQ/BLACKROCK BASIC VALUE EQUITY....  0.80%          B        $  318.34         3
EQ/BLACKROCK BASIC VALUE EQUITY....  0.90%          B        $  321.02        16
EQ/BLACKROCK BASIC VALUE EQUITY....  0.90%          B        $  328.58        87
EQ/BLACKROCK BASIC VALUE EQUITY....  0.95%          B        $  271.84        56
EQ/BLACKROCK BASIC VALUE EQUITY....  1.00%          B        $  322.20         2
EQ/BLACKROCK BASIC VALUE EQUITY....  1.10%          B        $  315.91        25
EQ/BLACKROCK BASIC VALUE EQUITY....  1.20%          B        $  309.74        83
EQ/BLACKROCK BASIC VALUE EQUITY....  1.20%          B        $  307.39       707
EQ/BLACKROCK BASIC VALUE EQUITY....  1.25%          B        $  149.44       216
EQ/BLACKROCK BASIC VALUE EQUITY....  1.30%          B        $  169.02         7
EQ/BLACKROCK BASIC VALUE EQUITY....  1.34%          B        $  390.19     1,150
EQ/BLACKROCK BASIC VALUE EQUITY....  1.35%          B        $  300.71         2
EQ/BLACKROCK BASIC VALUE EQUITY....  1.45%          B        $  292.62         1

EQ/CAPITAL GUARDIAN RESEARCH.......  0.70%          B        $  294.05         2
EQ/CAPITAL GUARDIAN RESEARCH.......  0.90%          B        $  283.38        13
EQ/CAPITAL GUARDIAN RESEARCH.......  0.95%          B        $  280.77        29
EQ/CAPITAL GUARDIAN RESEARCH.......  1.10%          B        $  273.07         2
EQ/CAPITAL GUARDIAN RESEARCH.......  1.20%          B        $  268.03       112
EQ/CAPITAL GUARDIAN RESEARCH.......  1.25%          B        $  187.50       157
EQ/CAPITAL GUARDIAN RESEARCH.......  1.30%          B        $  204.22         1
EQ/CAPITAL GUARDIAN RESEARCH.......  1.34%          B        $  261.15       589
EQ/CAPITAL GUARDIAN RESEARCH.......  1.35%          B        $  260.66         1
EQ/CAPITAL GUARDIAN RESEARCH.......  1.45%          B        $  255.85         1

EQ/COMMON STOCK INDEX..............  0.70%          A        $  299.68        20
EQ/COMMON STOCK INDEX+.............  0.74%          A        $1,057.28        13
EQ/COMMON STOCK INDEX+.............  0.74%          A        $  976.06        30
EQ/COMMON STOCK INDEX..............  0.90%          A        $  417.10        40

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------
EQ/COMMON STOCK INDEX..............  1.20%          A         $334.75         19
EQ/COMMON STOCK INDEX..............  1.35%          A         $531.05         10
EQ/COMMON STOCK INDEX..............  1.35%          A         $508.26        750
EQ/COMMON STOCK INDEX+.............  1.40%          A         $671.64      2,662
EQ/COMMON STOCK INDEX..............  1.45%          A         $202.81         12
EQ/COMMON STOCK INDEX..............  0.40%          B         $199.52         11
EQ/COMMON STOCK INDEX..............  0.50%          B         $193.82          3
EQ/COMMON STOCK INDEX..............  0.80%          B         $382.79         --
EQ/COMMON STOCK INDEX..............  0.90%          B         $199.34         11
EQ/COMMON STOCK INDEX..............  0.90%          B         $223.09         41
EQ/COMMON STOCK INDEX..............  0.95%          B         $188.58        130
EQ/COMMON STOCK INDEX..............  1.00%          B         $323.39         --
EQ/COMMON STOCK INDEX..............  1.10%          B         $183.41         16
EQ/COMMON STOCK INDEX..............  1.20%          B         $206.01        534
EQ/COMMON STOCK INDEX..............  1.25%          B         $162.50        159
EQ/COMMON STOCK INDEX..............  1.30%          B         $180.90         12

EQ/CORE BOND INDEX.................  0.40%          B         $103.14          9
EQ/CORE BOND INDEX.................  0.50%          B         $131.65          8
EQ/CORE BOND INDEX.................  0.70%          B         $127.45          6
EQ/CORE BOND INDEX.................  0.80%          B         $117.14         --
EQ/CORE BOND INDEX.................  0.90%          B         $123.39         42
EQ/CORE BOND INDEX.................  0.95%          B         $122.40         68
EQ/CORE BOND INDEX.................  1.00%          B         $121.41         --
EQ/CORE BOND INDEX.................  1.10%          B         $119.46         17
EQ/CORE BOND INDEX.................  1.20%          B         $117.52        256
EQ/CORE BOND INDEX.................  1.25%          B         $100.33         47
EQ/CORE BOND INDEX.................  1.30%          B         $100.21          3
EQ/CORE BOND INDEX.................  1.34%          B         $114.88        527
EQ/CORE BOND INDEX.................  1.35%          B         $114.69         --
EQ/CORE BOND INDEX.................  1.45%          B         $112.84         --

EQ/EMERGING MARKETS EQUITY PLUS....  0.50%          B         $108.45          3
EQ/EMERGING MARKETS EQUITY PLUS....  0.70%          B         $107.44          3
EQ/EMERGING MARKETS EQUITY PLUS....  0.80%          B         $106.94         --
EQ/EMERGING MARKETS EQUITY PLUS....  0.90%          B         $106.44          2
EQ/EMERGING MARKETS EQUITY PLUS....  0.95%          B         $106.20          1
EQ/EMERGING MARKETS EQUITY PLUS....  1.00%          B         $105.95         --
EQ/EMERGING MARKETS EQUITY PLUS....  1.10%          B         $105.45          2
EQ/EMERGING MARKETS EQUITY PLUS....  1.20%          B         $104.96         49
EQ/EMERGING MARKETS EQUITY PLUS....  1.25%          B         $104.71         13
EQ/EMERGING MARKETS EQUITY PLUS....  1.34%          B         $104.27         52
EQ/EMERGING MARKETS EQUITY PLUS....  1.45%          B         $103.73         --

EQ/EQUITY 500 INDEX................  0.70%          A         $332.03         19
EQ/EQUITY 500 INDEX................  0.90%          A         $462.67         92
EQ/EQUITY 500 INDEX................  1.20%          A         $372.10         41
EQ/EQUITY 500 INDEX................  1.34%          A         $605.55      1,808
EQ/EQUITY 500 INDEX................  1.35%          A         $604.09          9
EQ/EQUITY 500 INDEX................  1.45%          A         $226.62          5
EQ/EQUITY 500 INDEX................  0.40%          B         $200.06         44
EQ/EQUITY 500 INDEX................  0.50%          B         $218.41         20
EQ/EQUITY 500 INDEX................  0.70%          B         $217.71         --
EQ/EQUITY 500 INDEX................  0.80%          B         $378.07          2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------
EQ/EQUITY 500 INDEX................  0.90%          B         $248.24         45
EQ/EQUITY 500 INDEX................  0.95%          B         $207.88         93
EQ/EQUITY 500 INDEX................  1.00%          B         $313.80          3
EQ/EQUITY 500 INDEX................  1.10%          B         $202.18         53
EQ/EQUITY 500 INDEX................  1.20%          B         $230.15      1,545
EQ/EQUITY 500 INDEX................  1.25%          B         $178.33        303
EQ/EQUITY 500 INDEX................  1.30%          B         $199.56         12

EQ/GLOBAL BOND PLUS................  0.50%          B         $129.57          3
EQ/GLOBAL BOND PLUS................  0.70%          B         $126.41          2
EQ/GLOBAL BOND PLUS................  0.80%          B         $116.72         --
EQ/GLOBAL BOND PLUS................  0.90%          B         $123.33         26
EQ/GLOBAL BOND PLUS................  0.95%          B         $122.58         32
EQ/GLOBAL BOND PLUS................  1.00%          B         $121.82         --
EQ/GLOBAL BOND PLUS................  1.10%          B         $120.33         23
EQ/GLOBAL BOND PLUS................  1.20%          B         $118.84         87
EQ/GLOBAL BOND PLUS................  1.25%          B         $118.82         36
EQ/GLOBAL BOND PLUS................  1.30%          B         $120.20          2
EQ/GLOBAL BOND PLUS................  1.34%          B         $116.80        242
EQ/GLOBAL BOND PLUS................  1.35%          B         $116.65         --
EQ/GLOBAL BOND PLUS................  1.45%          B         $115.22         --

EQ/INTERMEDIATE GOVERNMENT BOND....  0.70%          A         $163.77          2
EQ/INTERMEDIATE GOVERNMENT BOND+...  0.74%          A         $ 94.63          7
EQ/INTERMEDIATE GOVERNMENT BOND....  0.90%          A         $173.00          5
EQ/INTERMEDIATE GOVERNMENT BOND....  1.20%          A         $154.51          1
EQ/INTERMEDIATE GOVERNMENT BOND....  1.34%          A         $169.77        225
EQ/INTERMEDIATE GOVERNMENT BOND....  1.35%          A         $163.44          2
EQ/INTERMEDIATE GOVERNMENT BOND....  1.45%          A         $135.77         --
EQ/INTERMEDIATE GOVERNMENT BOND....  0.00%          B         $ 99.96          2
EQ/INTERMEDIATE GOVERNMENT BOND....  0.50%          B         $146.93          1
EQ/INTERMEDIATE GOVERNMENT BOND....  0.90%          B         $146.15          2
EQ/INTERMEDIATE GOVERNMENT BOND....  0.95%          B         $142.09         28
EQ/INTERMEDIATE GOVERNMENT BOND....  1.00%          B         $114.42         --
EQ/INTERMEDIATE GOVERNMENT BOND....  1.10%          B         $138.19         10
EQ/INTERMEDIATE GOVERNMENT BOND....  1.20%          B         $137.89         26
EQ/INTERMEDIATE GOVERNMENT BOND....  1.25%          B         $105.17         33
EQ/INTERMEDIATE GOVERNMENT BOND....  1.30%          B         $105.36          1

EQ/INTERNATIONAL EQUITY INDEX......  0.70%          A         $164.47          7
EQ/INTERNATIONAL EQUITY INDEX......  0.90%          A         $173.42         66
EQ/INTERNATIONAL EQUITY INDEX......  1.20%          A         $148.82         14
EQ/INTERNATIONAL EQUITY INDEX......  1.34%          A         $163.53      2,120
EQ/INTERNATIONAL EQUITY INDEX......  1.35%          A         $163.16         10
EQ/INTERNATIONAL EQUITY INDEX......  1.45%          A         $126.48          2
EQ/INTERNATIONAL EQUITY INDEX......  0.40%          B         $150.07          7
EQ/INTERNATIONAL EQUITY INDEX......  0.50%          B         $139.16          7
EQ/INTERNATIONAL EQUITY INDEX......  0.80%          B         $228.60         --
EQ/INTERNATIONAL EQUITY INDEX......  0.90%          B         $140.92         19
EQ/INTERNATIONAL EQUITY INDEX......  0.95%          B         $134.73         76
EQ/INTERNATIONAL EQUITY INDEX......  1.00%          B         $204.24         --
EQ/INTERNATIONAL EQUITY INDEX......  1.10%          B         $131.04         17
EQ/INTERNATIONAL EQUITY INDEX......  1.20%          B         $128.31        111

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------
EQ/INTERNATIONAL EQUITY INDEX......  1.25%          B         $ 79.69         60
EQ/INTERNATIONAL EQUITY INDEX......  1.30%          B         $ 96.10          8

EQ/INVESCO COMSTOCK................  0.50%          B         $230.87          3
EQ/INVESCO COMSTOCK................  0.70%          B         $225.05          1
EQ/INVESCO COMSTOCK................  0.80%          B         $375.64         --
EQ/INVESCO COMSTOCK................  0.90%          B         $219.38         27
EQ/INVESCO COMSTOCK................  0.95%          B         $217.99         19
EQ/INVESCO COMSTOCK................  1.00%          B         $216.60         --
EQ/INVESCO COMSTOCK................  1.10%          B         $213.85         17
EQ/INVESCO COMSTOCK................  1.20%          B         $211.12        141
EQ/INVESCO COMSTOCK................  1.25%          B         $165.09         30
EQ/INVESCO COMSTOCK................  1.30%          B         $180.02          1
EQ/INVESCO COMSTOCK................  1.34%          B         $207.37        378
EQ/INVESCO COMSTOCK................  1.35%          B         $207.10         --
EQ/INVESCO COMSTOCK................  1.45%          B         $204.45         --

EQ/JPMORGAN VALUE OPPORTUNITIES....  0.40%          B         $222.58          2
EQ/JPMORGAN VALUE OPPORTUNITIES....  0.50%          B         $268.96         15
EQ/JPMORGAN VALUE OPPORTUNITIES....  0.70%          B         $263.14          1
EQ/JPMORGAN VALUE OPPORTUNITIES....  0.80%          B         $397.38          1
EQ/JPMORGAN VALUE OPPORTUNITIES....  0.90%          B         $250.25          4
EQ/JPMORGAN VALUE OPPORTUNITIES....  0.90%          B         $253.02         23
EQ/JPMORGAN VALUE OPPORTUNITIES....  0.95%          B         $232.88         13
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.00%          B         $248.11          1
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.10%          B         $243.27          7
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.20%          B         $238.51         26
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.20%          B         $235.99        107
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.25%          B         $169.81         66
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.30%          B         $190.75          1
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.34%          B         $292.76        284
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.35%          B         $231.56          2
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.45%          B         $224.65          1

EQ/LARGE CAP GROWTH INDEX..........  0.50%          B         $180.75          3
EQ/LARGE CAP GROWTH INDEX..........  0.70%          B         $193.48          3
EQ/LARGE CAP GROWTH INDEX..........  0.80%          B         $410.79          1
EQ/LARGE CAP GROWTH INDEX..........  0.90%          B         $186.46         62
EQ/LARGE CAP GROWTH INDEX..........  0.95%          B         $184.74         48
EQ/LARGE CAP GROWTH INDEX..........  1.00%          B         $183.04         --
EQ/LARGE CAP GROWTH INDEX..........  1.10%          B         $179.67         24
EQ/LARGE CAP GROWTH INDEX..........  1.20%          B         $176.36        438
EQ/LARGE CAP GROWTH INDEX..........  1.25%          B         $232.56         36
EQ/LARGE CAP GROWTH INDEX..........  1.30%          B         $258.06          1
EQ/LARGE CAP GROWTH INDEX..........  1.34%          B         $171.83      1,018
EQ/LARGE CAP GROWTH INDEX..........  1.35%          B         $171.51          1
EQ/LARGE CAP GROWTH INDEX..........  1.45%          B         $168.34          1

EQ/LARGE CAP VALUE INDEX...........  0.50%          B         $129.25          2
EQ/LARGE CAP VALUE INDEX...........  0.70%          B         $126.10          2
EQ/LARGE CAP VALUE INDEX...........  0.80%          B         $352.52         --
EQ/LARGE CAP VALUE INDEX...........  0.90%          B         $123.03         52
EQ/LARGE CAP VALUE INDEX...........  0.95%          B         $122.27         25
EQ/LARGE CAP VALUE INDEX...........  1.00%          B         $121.52         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------
EQ/LARGE CAP VALUE INDEX........  1.10%          B         $120.03         14
EQ/LARGE CAP VALUE INDEX........  1.20%          B         $118.54        238
EQ/LARGE CAP VALUE INDEX........  1.25%          B         $ 99.32         39
EQ/LARGE CAP VALUE INDEX........  1.30%          B         $108.76          1
EQ/LARGE CAP VALUE INDEX........  1.34%          B         $116.51        398
EQ/LARGE CAP VALUE INDEX........  1.35%          B         $116.36         --
EQ/LARGE CAP VALUE INDEX........  1.45%          B         $114.93         --

EQ/MFS INTERNATIONAL GROWTH.....  0.40%          B         $154.84          7
EQ/MFS INTERNATIONAL GROWTH.....  0.50%          B         $233.19          5
EQ/MFS INTERNATIONAL GROWTH.....  0.70%          B         $227.31          4
EQ/MFS INTERNATIONAL GROWTH.....  0.80%          B         $270.95          1
EQ/MFS INTERNATIONAL GROWTH.....  0.90%          B         $221.59         52
EQ/MFS INTERNATIONAL GROWTH.....  0.95%          B         $220.18         11
EQ/MFS INTERNATIONAL GROWTH.....  1.00%          B         $218.78          1
EQ/MFS INTERNATIONAL GROWTH.....  1.10%          B         $216.00          9
EQ/MFS INTERNATIONAL GROWTH.....  1.20%          B         $213.24        252
EQ/MFS INTERNATIONAL GROWTH.....  1.25%          B         $131.37         32
EQ/MFS INTERNATIONAL GROWTH.....  1.30%          B         $156.41          2
EQ/MFS INTERNATIONAL GROWTH.....  1.34%          B         $209.37         25
EQ/MFS INTERNATIONAL GROWTH.....  1.34%          B         $209.45        330
EQ/MFS INTERNATIONAL GROWTH.....  1.35%          B         $209.18          1
EQ/MFS INTERNATIONAL GROWTH.....  1.45%          B         $206.51         --

EQ/MID CAP INDEX................  0.40%          B         $200.22         44
EQ/MID CAP INDEX................  0.50%          B         $274.21          6
EQ/MID CAP INDEX................  0.70%          B         $258.71          9
EQ/MID CAP INDEX................  0.80%          B         $419.05          1
EQ/MID CAP INDEX................  0.90%          B         $249.83        129
EQ/MID CAP INDEX................  0.95%          B         $247.66         52
EQ/MID CAP INDEX................  1.00%          B         $245.51          3
EQ/MID CAP INDEX................  1.10%          B         $241.25         22
EQ/MID CAP INDEX................  1.20%          B         $237.04        616
EQ/MID CAP INDEX................  1.25%          B         $162.13        227
EQ/MID CAP INDEX................  1.30%          B         $189.24          4
EQ/MID CAP INDEX................  1.34%          B         $231.30      1,831
EQ/MID CAP INDEX................  1.35%          B         $230.89         --
EQ/MID CAP INDEX................  1.45%          B         $226.86         --

EQ/MONEY MARKET++...............  0.00%          A         $  1.00        359
EQ/MONEY MARKET.................  0.70%          A         $128.88          2
EQ/MONEY MARKET++...............  0.70%          A         $  1.00          5
EQ/MONEY MARKET+................  0.74%          A         $ 45.35         17
EQ/MONEY MARKET.................  0.90%          A         $132.78         27
EQ/MONEY MARKET++...............  0.90%          A         $  1.00        254
EQ/MONEY MARKET.................  1.20%          A         $120.87          1
EQ/MONEY MARKET++...............  1.20%          A         $  1.00          2
EQ/MONEY MARKET.................  1.35%          A         $130.36         12
EQ/MONEY MARKET.................  1.35%          A         $129.74         67
EQ/MONEY MARKET+................  1.40%          A         $ 32.82        708
EQ/MONEY MARKET.................  1.45%          A         $107.68         --
EQ/MONEY MARKET++...............  0.00%          B         $  1.00      1,452
EQ/MONEY MARKET.................  0.40%          B         $ 98.26          2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------
EQ/MONEY MARKET++...............  0.40%          B         $  1.00         10
EQ/MONEY MARKET.................  0.50%          B         $113.87          2
EQ/MONEY MARKET++...............  0.50%          B         $  1.00         37
EQ/MONEY MARKET++...............  0.70%          B         $  1.00          1
EQ/MONEY MARKET.................  0.80%          B         $ 93.57         --
EQ/MONEY MARKET++...............  0.80%          B         $  1.00          6
EQ/MONEY MARKET.................  0.90%          B         $105.45         --
EQ/MONEY MARKET.................  0.90%          B         $116.57          2
EQ/MONEY MARKET++...............  0.90%          B         $  1.00        226
EQ/MONEY MARKET.................  0.95%          B         $110.82         63
EQ/MONEY MARKET.................  1.00%          B         $100.34         --
EQ/MONEY MARKET++...............  1.00%          B         $  1.00          3
EQ/MONEY MARKET.................  1.10%          B         $107.78         24
EQ/MONEY MARKET++...............  1.10%          B         $  1.00        146
EQ/MONEY MARKET.................  1.20%          B         $109.77         48
EQ/MONEY MARKET++...............  1.20%          B         $  1.00      6,902
EQ/MONEY MARKET.................  1.25%          B         $ 91.81         58
EQ/MONEY MARKET.................  1.30%          B         $ 93.66          5

EQ/OPPENHEIMER GLOBAL...........  0.50%          B         $208.47         11
EQ/OPPENHEIMER GLOBAL...........  0.70%          B         $203.77          2
EQ/OPPENHEIMER GLOBAL...........  0.80%          B         $341.58          1
EQ/OPPENHEIMER GLOBAL...........  0.90%          B         $199.18         20
EQ/OPPENHEIMER GLOBAL...........  0.95%          B         $198.05         14
EQ/OPPENHEIMER GLOBAL...........  1.00%          B         $196.93          1
EQ/OPPENHEIMER GLOBAL...........  1.10%          B         $194.69         15
EQ/OPPENHEIMER GLOBAL...........  1.20%          B         $192.47        363
EQ/OPPENHEIMER GLOBAL...........  1.25%          B         $157.73         67
EQ/OPPENHEIMER GLOBAL...........  1.30%          B         $180.53          2
EQ/OPPENHEIMER GLOBAL...........  1.34%          B         $189.41        445
EQ/OPPENHEIMER GLOBAL...........  1.45%          B         $187.03         --

EQ/PIMCO GLOBAL REAL RETURN.....  0.50%          B         $106.91         16
EQ/PIMCO GLOBAL REAL RETURN.....  0.70%          B         $105.92          6
EQ/PIMCO GLOBAL REAL RETURN.....  0.80%          B         $105.42          2
EQ/PIMCO GLOBAL REAL RETURN.....  0.90%          B         $104.93         20
EQ/PIMCO GLOBAL REAL RETURN.....  0.95%          B         $104.69          8
EQ/PIMCO GLOBAL REAL RETURN.....  1.00%          B         $104.44         --
EQ/PIMCO GLOBAL REAL RETURN.....  1.10%          B         $103.95         11
EQ/PIMCO GLOBAL REAL RETURN.....  1.20%          B         $103.47        122
EQ/PIMCO GLOBAL REAL RETURN.....  1.25%          B         $103.22         56
EQ/PIMCO GLOBAL REAL RETURN.....  1.34%          B         $102.79         98
EQ/PIMCO GLOBAL REAL RETURN.....  1.45%          B         $102.26         --

EQ/PIMCO ULTRA SHORT BOND.......  1.10%          A         $ 97.62          1
EQ/PIMCO ULTRA SHORT BOND.......  0.50%          B         $115.50          4
EQ/PIMCO ULTRA SHORT BOND.......  0.70%          B         $112.59          5
EQ/PIMCO ULTRA SHORT BOND.......  0.80%          B         $105.84          1
EQ/PIMCO ULTRA SHORT BOND.......  0.90%          B         $109.76         30
EQ/PIMCO ULTRA SHORT BOND.......  0.95%          B         $109.06         57
EQ/PIMCO ULTRA SHORT BOND.......  1.00%          B         $108.37         --
EQ/PIMCO ULTRA SHORT BOND.......  1.10%          B         $106.99         36
EQ/PIMCO ULTRA SHORT BOND.......  1.20%          B         $105.62        173

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------
EQ/PIMCO ULTRA SHORT BOND.......  1.25%          B         $106.30         59
EQ/PIMCO ULTRA SHORT BOND.......  1.30%          B         $105.45          1
EQ/PIMCO ULTRA SHORT BOND.......  1.34%          B         $103.74        401
EQ/PIMCO ULTRA SHORT BOND.......  1.35%          B         $103.61         --
EQ/PIMCO ULTRA SHORT BOND.......  1.45%          B         $102.29         --

EQ/QUALITY BOND PLUS............  0.70%          A         $168.78          1
EQ/QUALITY BOND PLUS............  0.90%          A         $184.01          9
EQ/QUALITY BOND PLUS............  1.20%          A         $160.53          1
EQ/QUALITY BOND PLUS............  1.34%          A         $176.73        323
EQ/QUALITY BOND PLUS............  1.35%          A         $186.09          1
EQ/QUALITY BOND PLUS............  1.45%          A         $137.84         --
EQ/QUALITY BOND PLUS............  0.50%          B         $150.25          3
EQ/QUALITY BOND PLUS............  0.80%          B         $114.04         --
EQ/QUALITY BOND PLUS............  0.90%          B         $148.46          2
EQ/QUALITY BOND PLUS............  0.95%          B         $145.56         37
EQ/QUALITY BOND PLUS............  1.00%          B         $117.30         --
EQ/QUALITY BOND PLUS............  1.10%          B         $141.57          9
EQ/QUALITY BOND PLUS............  1.20%          B         $140.20         74
EQ/QUALITY BOND PLUS............  1.25%          B         $103.29         20
EQ/QUALITY BOND PLUS............  1.30%          B         $103.19          1

EQ/SMALL COMPANY INDEX..........  0.40%          B         $194.15         43
EQ/SMALL COMPANY INDEX..........  0.50%          B         $345.84          1
EQ/SMALL COMPANY INDEX..........  0.70%          B         $334.82          3
EQ/SMALL COMPANY INDEX..........  0.80%          B         $398.62         --
EQ/SMALL COMPANY INDEX..........  0.90%          B         $324.16         39
EQ/SMALL COMPANY INDEX..........  0.95%          B         $321.54         18
EQ/SMALL COMPANY INDEX..........  1.00%          B         $318.95         --
EQ/SMALL COMPANY INDEX..........  1.10%          B         $313.81         10
EQ/SMALL COMPANY INDEX..........  1.20%          B         $308.74        202
EQ/SMALL COMPANY INDEX..........  1.25%          B         $174.69         92
EQ/SMALL COMPANY INDEX..........  1.30%          B         $191.98          2
EQ/SMALL COMPANY INDEX..........  1.34%          B         $301.79        670
EQ/SMALL COMPANY INDEX..........  1.35%          B         $301.29         --
EQ/SMALL COMPANY INDEX..........  1.45%          B         $296.42         --

EQ/T. ROWE PRICE GROWTH STOCK...  0.40%          B         $221.97         25
EQ/T. ROWE PRICE GROWTH STOCK...  0.50%          B         $279.11          5
EQ/T. ROWE PRICE GROWTH STOCK...  0.70%          B         $271.77         10
EQ/T. ROWE PRICE GROWTH STOCK...  0.80%          B         $421.71          2
EQ/T. ROWE PRICE GROWTH STOCK...  0.90%          B         $264.63         88
EQ/T. ROWE PRICE GROWTH STOCK...  0.95%          B         $262.87         32
EQ/T. ROWE PRICE GROWTH STOCK...  1.00%          B         $261.13          5
EQ/T. ROWE PRICE GROWTH STOCK...  1.10%          B         $257.66         28
EQ/T. ROWE PRICE GROWTH STOCK...  1.20%          B         $254.23        916
EQ/T. ROWE PRICE GROWTH STOCK...  1.25%          B         $215.12        227
EQ/T. ROWE PRICE GROWTH STOCK...  1.30%          B         $232.33          2
EQ/T. ROWE PRICE GROWTH STOCK...  1.34%          B         $249.52      1,095
EQ/T. ROWE PRICE GROWTH STOCK...  1.35%          B         $249.18          2
EQ/T. ROWE PRICE GROWTH STOCK...  1.45%          B         $245.86         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------

EQ/UBS GROWTH & INCOME..........  0.50%          B         $259.69        --
EQ/UBS GROWTH & INCOME..........  0.70%          B         $252.87        --
EQ/UBS GROWTH & INCOME..........  0.90%          B         $246.23         9
EQ/UBS GROWTH & INCOME..........  0.95%          B         $244.59         5
EQ/UBS GROWTH & INCOME..........  1.10%          B         $239.74         2
EQ/UBS GROWTH & INCOME..........  1.20%          B         $236.55        21
EQ/UBS GROWTH & INCOME..........  1.25%          B         $164.36        58
EQ/UBS GROWTH & INCOME..........  1.30%          B         $181.61         1
EQ/UBS GROWTH & INCOME..........  1.34%          B         $232.16       100
EQ/UBS GROWTH & INCOME..........  1.35%          B         $231.85        --
EQ/UBS GROWTH & INCOME..........  1.45%          B         $228.76        --

FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO......................  0.50%   SERVICE CLASS 2  $223.06         7
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO......................  0.70%   SERVICE CLASS 2  $219.63        --
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO......................  0.70%   SERVICE CLASS 2  $243.55         4
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO......................  0.80%   SERVICE CLASS 2  $217.94         4
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO......................  0.90%   SERVICE CLASS 2  $216.26        29
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO......................  0.90%   SERVICE CLASS 2  $239.99        58
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO......................  0.95%   SERVICE CLASS 2  $239.10        15
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO......................  1.00%   SERVICE CLASS 2  $214.59         7
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO......................  1.10%   SERVICE CLASS 2  $212.93        27
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO......................  1.20%   SERVICE CLASS 2  $234.72        39
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO......................  1.20%   SERVICE CLASS 2  $211.27       977
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO......................  1.25%   SERVICE CLASS 2  $233.85       178
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO......................  1.34%   SERVICE CLASS 2  $232.30       611
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO......................  1.45%   SERVICE CLASS 2  $183.72        --

FIDELITY(R) VIP EQUITY-INCOME
 PORTFOLIO......................  0.50%   SERVICE CLASS 2  $206.67         6
FIDELITY(R) VIP EQUITY-INCOME
 PORTFOLIO......................  0.80%   SERVICE CLASS 2  $201.93        --
FIDELITY(R) VIP EQUITY-INCOME
 PORTFOLIO......................  0.90%   SERVICE CLASS 2  $200.37         1
FIDELITY(R) VIP EQUITY-INCOME
 PORTFOLIO......................  1.00%   SERVICE CLASS 2  $198.82        --
FIDELITY(R) VIP EQUITY-INCOME
 PORTFOLIO......................  1.10%   SERVICE CLASS 2  $197.28        --
FIDELITY(R) VIP EQUITY-INCOME
 PORTFOLIO......................  1.20%   SERVICE CLASS 2  $195.75        57

FIDELITY(R) VIP MID CAP
 PORTFOLIO......................  0.50%   SERVICE CLASS 2  $212.94         2
FIDELITY(R) VIP MID CAP
 PORTFOLIO......................  0.70%   SERVICE CLASS 2  $209.67        --
FIDELITY(R) VIP MID CAP
 PORTFOLIO......................  0.80%   SERVICE CLASS 2  $208.05         1
FIDELITY(R) VIP MID CAP
 PORTFOLIO......................  0.90%   SERVICE CLASS 2  $206.45         4
FIDELITY(R) VIP MID CAP
 PORTFOLIO......................  1.00%   SERVICE CLASS 2  $204.86         1
FIDELITY(R) VIP MID CAP
 PORTFOLIO......................  1.10%   SERVICE CLASS 2  $203.27         3
FIDELITY(R) VIP MID CAP
 PORTFOLIO......................  1.20%   SERVICE CLASS 2  $201.69       258

GOLDMAN SACHS VIT MID CAP VALUE
 FUND...........................  0.50%   SERVICE SHARES   $196.57         4
GOLDMAN SACHS VIT MID CAP VALUE
 FUND...........................  0.70%   SERVICE SHARES   $193.55        --
GOLDMAN SACHS VIT MID CAP VALUE
 FUND...........................  0.70%   SERVICE SHARES   $166.98         1
GOLDMAN SACHS VIT MID CAP VALUE
 FUND...........................  0.80%   SERVICE SHARES   $192.05         1
GOLDMAN SACHS VIT MID CAP VALUE
 FUND...........................  0.90%   SERVICE SHARES   $190.57         4
GOLDMAN SACHS VIT MID CAP VALUE
 FUND...........................  0.90%   SERVICE SHARES   $164.76        13
GOLDMAN SACHS VIT MID CAP VALUE
 FUND...........................  0.95%   SERVICE SHARES   $164.21         5
GOLDMAN SACHS VIT MID CAP VALUE
 FUND...........................  1.00%   SERVICE SHARES   $189.10         1
GOLDMAN SACHS VIT MID CAP VALUE
 FUND...........................  1.10%   SERVICE SHARES   $187.64         4
GOLDMAN SACHS VIT MID CAP VALUE
 FUND...........................  1.20%   SERVICE SHARES   $161.48         3
GOLDMAN SACHS VIT MID CAP VALUE
 FUND...........................  1.20%   SERVICE SHARES   $186.18       106
GOLDMAN SACHS VIT MID CAP VALUE
 FUND...........................  1.25%   SERVICE SHARES   $160.94        54
GOLDMAN SACHS VIT MID CAP VALUE
 FUND...........................  1.34%   SERVICE SHARES   $159.97       137

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------

INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND..................  0.00%      SERIES II     $122.88         8
INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND..................  0.50%      SERIES II     $195.45        23
INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND..................  0.70%      SERIES II     $192.44        --
INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND..................  0.80%      SERIES II     $190.96         2
INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND..................  0.90%      SERIES II     $189.48         5
INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND..................  1.00%      SERIES II     $188.02        --
INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND..................  1.10%      SERIES II     $186.57         2
INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND..................  1.20%      SERIES II     $185.12       208

INVESCO V.I. GLOBAL REAL ESTATE
 FUND...........................  0.50%      SERIES II     $169.05        27
INVESCO V.I. GLOBAL REAL ESTATE
 FUND...........................  0.70%      SERIES II     $166.45        --
INVESCO V.I. GLOBAL REAL ESTATE
 FUND...........................  0.70%      SERIES II     $164.13         2
INVESCO V.I. GLOBAL REAL ESTATE
 FUND...........................  0.80%      SERIES II     $165.16         3
INVESCO V.I. GLOBAL REAL ESTATE
 FUND...........................  0.90%      SERIES II     $163.89         6
INVESCO V.I. GLOBAL REAL ESTATE
 FUND...........................  0.90%      SERIES II     $161.72        30
INVESCO V.I. GLOBAL REAL ESTATE
 FUND...........................  0.95%      SERIES II     $161.13         8
INVESCO V.I. GLOBAL REAL ESTATE
 FUND...........................  1.00%      SERIES II     $162.63         1
INVESCO V.I. GLOBAL REAL ESTATE
 FUND...........................  1.10%      SERIES II     $161.37        11
INVESCO V.I. GLOBAL REAL ESTATE
 FUND...........................  1.20%      SERIES II     $158.17         8
INVESCO V.I. GLOBAL REAL ESTATE
 FUND...........................  1.20%      SERIES II     $160.11       220
INVESCO V.I. GLOBAL REAL ESTATE
 FUND...........................  1.25%      SERIES II     $157.59        35
INVESCO V.I. GLOBAL REAL ESTATE
 FUND...........................  1.34%      SERIES II     $156.54       227
INVESCO V.I. GLOBAL REAL ESTATE
 FUND...........................  1.45%      SERIES II     $135.54        --

INVESCO V.I. HIGH YIELD FUND....  0.50%      SERIES II     $133.61         5
INVESCO V.I. HIGH YIELD FUND....  0.70%      SERIES II     $131.83         3
INVESCO V.I. HIGH YIELD FUND....  0.80%      SERIES II     $130.95        --
INVESCO V.I. HIGH YIELD FUND....  0.90%      SERIES II     $130.08        10
INVESCO V.I. HIGH YIELD FUND....  0.95%      SERIES II     $129.65         9
INVESCO V.I. HIGH YIELD FUND....  1.00%      SERIES II     $129.22         1
INVESCO V.I. HIGH YIELD FUND....  1.10%      SERIES II     $128.35         6
INVESCO V.I. HIGH YIELD FUND....  1.20%      SERIES II     $127.49       156
INVESCO V.I. HIGH YIELD FUND....  1.25%      SERIES II     $127.07        48
INVESCO V.I. HIGH YIELD FUND....  1.34%      SERIES II     $126.30        86
INVESCO V.I. HIGH YIELD FUND....  1.45%      SERIES II     $125.37        --

INVESCO V.I. INTERNATIONAL
 GROWTH FUND....................  0.50%      SERIES II     $160.60        11
INVESCO V.I. INTERNATIONAL
 GROWTH FUND....................  0.70%      SERIES II     $135.81         3
INVESCO V.I. INTERNATIONAL
 GROWTH FUND....................  0.80%      SERIES II     $156.91         3
INVESCO V.I. INTERNATIONAL
 GROWTH FUND....................  0.90%      SERIES II     $155.70         7
INVESCO V.I. INTERNATIONAL
 GROWTH FUND....................  0.90%      SERIES II     $134.01        19
INVESCO V.I. INTERNATIONAL
 GROWTH FUND....................  0.95%      SERIES II     $133.56         8
INVESCO V.I. INTERNATIONAL
 GROWTH FUND....................  1.00%      SERIES II     $154.50         1
INVESCO V.I. INTERNATIONAL
 GROWTH FUND....................  1.10%      SERIES II     $153.31         5
INVESCO V.I. INTERNATIONAL
 GROWTH FUND....................  1.20%      SERIES II     $131.34         6
INVESCO V.I. INTERNATIONAL
 GROWTH FUND....................  1.20%      SERIES II     $152.12       289
INVESCO V.I. INTERNATIONAL
 GROWTH FUND....................  1.25%      SERIES II     $130.90        18
INVESCO V.I. INTERNATIONAL
 GROWTH FUND....................  1.34%      SERIES II     $130.11       207
INVESCO V.I. INTERNATIONAL
 GROWTH FUND....................  1.45%      SERIES II     $129.15        --

INVESCO V.I. MID CAP CORE
 EQUITY FUND....................  0.50%      SERIES II     $173.88         1
INVESCO V.I. MID CAP CORE
 EQUITY FUND....................  0.70%      SERIES II     $188.01        --
INVESCO V.I. MID CAP CORE
 EQUITY FUND....................  0.80%      SERIES II     $169.89         1
INVESCO V.I. MID CAP CORE
 EQUITY FUND....................  0.90%      SERIES II     $168.58         2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------
INVESCO V.I. MID CAP CORE
 EQUITY FUND....................  0.90%      SERIES II     $185.26         4
INVESCO V.I. MID CAP CORE
 EQUITY FUND....................  0.95%      SERIES II     $184.58         2
INVESCO V.I. MID CAP CORE
 EQUITY FUND....................  1.00%      SERIES II     $167.28        --
INVESCO V.I. MID CAP CORE
 EQUITY FUND....................  1.10%      SERIES II     $165.98         3
INVESCO V.I. MID CAP CORE
 EQUITY FUND....................  1.20%      SERIES II     $181.19         4
INVESCO V.I. MID CAP CORE
 EQUITY FUND....................  1.20%      SERIES II     $164.70        51
INVESCO V.I. MID CAP CORE
 EQUITY FUND....................  1.25%      SERIES II     $180.52         9
INVESCO V.I. MID CAP CORE
 EQUITY FUND....................  1.34%      SERIES II     $179.32        51
INVESCO V.I. MID CAP CORE
 EQUITY FUND....................  1.45%      SERIES II     $143.40        --

INVESCO V.I. SMALL CAP EQUITY
 FUND...........................  0.50%      SERIES II     $198.91         1
INVESCO V.I. SMALL CAP EQUITY
 FUND...........................  0.70%      SERIES II     $223.93        --
INVESCO V.I. SMALL CAP EQUITY
 FUND...........................  0.80%      SERIES II     $194.34        --
INVESCO V.I. SMALL CAP EQUITY
 FUND...........................  0.90%      SERIES II     $192.84         1
INVESCO V.I. SMALL CAP EQUITY
 FUND...........................  0.90%      SERIES II     $220.65         1
INVESCO V.I. SMALL CAP EQUITY
 FUND...........................  0.95%      SERIES II     $219.84         1
INVESCO V.I. SMALL CAP EQUITY
 FUND...........................  1.00%      SERIES II     $191.36        --
INVESCO V.I. SMALL CAP EQUITY
 FUND...........................  1.10%      SERIES II     $189.87         1
INVESCO V.I. SMALL CAP EQUITY
 FUND...........................  1.20%      SERIES II     $215.81         1
INVESCO V.I. SMALL CAP EQUITY
 FUND...........................  1.20%      SERIES II     $188.40        24
INVESCO V.I. SMALL CAP EQUITY
 FUND...........................  1.25%      SERIES II     $215.01         4
INVESCO V.I. SMALL CAP EQUITY
 FUND...........................  1.34%      SERIES II     $213.58        19

IVY VIP ENERGY..................  0.40%      CLASS II      $102.82         7
IVY VIP ENERGY..................  0.50%      CLASS II      $106.16         6
IVY VIP ENERGY..................  0.70%      CLASS II      $104.53        --
IVY VIP ENERGY..................  0.70%      CLASS II      $118.20         2
IVY VIP ENERGY..................  0.80%      CLASS II      $103.72         1
IVY VIP ENERGY..................  0.90%      CLASS II      $102.92         5
IVY VIP ENERGY..................  0.90%      CLASS II      $116.47        14
IVY VIP ENERGY..................  0.95%      CLASS II      $116.04         7
IVY VIP ENERGY..................  1.00%      CLASS II      $102.13         1
IVY VIP ENERGY..................  1.10%      CLASS II      $101.34        11
IVY VIP ENERGY..................  1.20%      CLASS II      $113.91        23
IVY VIP ENERGY..................  1.20%      CLASS II      $100.55       212
IVY VIP ENERGY..................  1.25%      CLASS II      $113.49        26
IVY VIP ENERGY..................  1.34%      CLASS II      $112.73       208
IVY VIP ENERGY..................  1.45%      CLASS II      $ 84.35        --

IVY VIP HIGH INCOME.............  0.50%      CLASS II      $167.60        20
IVY VIP HIGH INCOME.............  0.70%      CLASS II      $165.14        11
IVY VIP HIGH INCOME.............  0.80%      CLASS II      $163.93         5
IVY VIP HIGH INCOME.............  0.90%      CLASS II      $162.73        87
IVY VIP HIGH INCOME.............  0.95%      CLASS II      $162.13        35
IVY VIP HIGH INCOME.............  1.00%      CLASS II      $161.53         3
IVY VIP HIGH INCOME.............  1.10%      CLASS II      $160.34        28
IVY VIP HIGH INCOME.............  1.20%      CLASS II      $159.15       604
IVY VIP HIGH INCOME.............  1.25%      CLASS II      $158.57       224
IVY VIP HIGH INCOME.............  1.34%      CLASS II      $157.51       435
IVY VIP HIGH INCOME.............  1.45%      CLASS II      $139.34        --

IVY VIP MID CAP GROWTH..........  0.50%      CLASS II      $176.70         2
IVY VIP MID CAP GROWTH..........  0.70%      CLASS II      $174.35         6
IVY VIP MID CAP GROWTH..........  0.80%      CLASS II      $173.19         2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------
IVY VIP MID CAP GROWTH..........  0.90%      CLASS II      $172.04         34
IVY VIP MID CAP GROWTH..........  0.95%      CLASS II      $171.46          8
IVY VIP MID CAP GROWTH..........  1.00%      CLASS II      $170.89          1
IVY VIP MID CAP GROWTH..........  1.10%      CLASS II      $169.75          8
IVY VIP MID CAP GROWTH..........  1.20%      CLASS II      $168.61        318
IVY VIP MID CAP GROWTH..........  1.25%      CLASS II      $168.05         60
IVY VIP MID CAP GROWTH..........  1.34%      CLASS II      $167.03        388
IVY VIP MID CAP GROWTH..........  1.45%      CLASS II      $165.80         --

IVY VIP SMALL CAP GROWTH........  0.50%      CLASS II      $193.09          1
IVY VIP SMALL CAP GROWTH........  0.70%      CLASS II      $150.57          1
IVY VIP SMALL CAP GROWTH........  0.80%      CLASS II      $188.65         --
IVY VIP SMALL CAP GROWTH........  0.90%      CLASS II      $187.20          2
IVY VIP SMALL CAP GROWTH........  0.90%      CLASS II      $148.57          3
IVY VIP SMALL CAP GROWTH........  0.95%      CLASS II      $148.07          3
IVY VIP SMALL CAP GROWTH........  1.00%      CLASS II      $185.76         --
IVY VIP SMALL CAP GROWTH........  1.10%      CLASS II      $184.32          2
IVY VIP SMALL CAP GROWTH........  1.20%      CLASS II      $145.61          2
IVY VIP SMALL CAP GROWTH........  1.20%      CLASS II      $182.88         65
IVY VIP SMALL CAP GROWTH........  1.25%      CLASS II      $145.12         13
IVY VIP SMALL CAP GROWTH........  1.34%      CLASS II      $144.25         68

LAZARD RETIREMENT EMERGING
 MARKETS EQUITY PORTFOLIO.......  0.50%   SERVICE SHARES   $127.67         36
LAZARD RETIREMENT EMERGING
 MARKETS EQUITY PORTFOLIO.......  0.70%   SERVICE SHARES   $125.80          9
LAZARD RETIREMENT EMERGING
 MARKETS EQUITY PORTFOLIO.......  0.80%   SERVICE SHARES   $124.88          4
LAZARD RETIREMENT EMERGING
 MARKETS EQUITY PORTFOLIO.......  0.90%   SERVICE SHARES   $123.96         86
LAZARD RETIREMENT EMERGING
 MARKETS EQUITY PORTFOLIO.......  0.95%   SERVICE SHARES   $123.50         27
LAZARD RETIREMENT EMERGING
 MARKETS EQUITY PORTFOLIO.......  1.00%   SERVICE SHARES   $123.05          5
LAZARD RETIREMENT EMERGING
 MARKETS EQUITY PORTFOLIO.......  1.10%   SERVICE SHARES   $122.14         32
LAZARD RETIREMENT EMERGING
 MARKETS EQUITY PORTFOLIO.......  1.20%   SERVICE SHARES   $121.24        868
LAZARD RETIREMENT EMERGING
 MARKETS EQUITY PORTFOLIO.......  1.25%   SERVICE SHARES   $120.79         69
LAZARD RETIREMENT EMERGING
 MARKETS EQUITY PORTFOLIO.......  1.34%   SERVICE SHARES   $119.99        775
LAZARD RETIREMENT EMERGING
 MARKETS EQUITY PORTFOLIO.......  1.45%   SERVICE SHARES   $106.73         --

MFS(R) INTERNATIONAL VALUE
 PORTFOLIO......................  0.00%   SERVICE CLASS    $133.68          4
MFS(R) INTERNATIONAL VALUE
 PORTFOLIO......................  0.50%   SERVICE CLASS    $211.60         41
MFS(R) INTERNATIONAL VALUE
 PORTFOLIO......................  0.70%   SERVICE CLASS    $208.34         --
MFS(R) INTERNATIONAL VALUE
 PORTFOLIO......................  0.70%   SERVICE CLASS    $218.25         11
MFS(R) INTERNATIONAL VALUE
 PORTFOLIO......................  0.80%   SERVICE CLASS    $206.74          5
MFS(R) INTERNATIONAL VALUE
 PORTFOLIO......................  0.90%   SERVICE CLASS    $205.14         23
MFS(R) INTERNATIONAL VALUE
 PORTFOLIO......................  0.90%   SERVICE CLASS    $215.05         66
MFS(R) INTERNATIONAL VALUE
 PORTFOLIO......................  0.95%   SERVICE CLASS    $214.26         26
MFS(R) INTERNATIONAL VALUE
 PORTFOLIO......................  1.00%   SERVICE CLASS    $203.56          4
MFS(R) INTERNATIONAL VALUE
 PORTFOLIO......................  1.10%   SERVICE CLASS    $201.99         20
MFS(R) INTERNATIONAL VALUE
 PORTFOLIO......................  1.20%   SERVICE CLASS    $210.33         16
MFS(R) INTERNATIONAL VALUE
 PORTFOLIO......................  1.20%   SERVICE CLASS    $200.42      1,014
MFS(R) INTERNATIONAL VALUE
 PORTFOLIO......................  1.25%   SERVICE CLASS    $209.56         96
MFS(R) INTERNATIONAL VALUE
 PORTFOLIO......................  1.34%   SERVICE CLASS    $208.16        854
MFS(R) INTERNATIONAL VALUE
 PORTFOLIO......................  1.45%   SERVICE CLASS    $175.11         --

MFS(R) INVESTORS TRUST SERIES...  0.50%   SERVICE CLASS    $222.67          1
MFS(R) INVESTORS TRUST SERIES...  0.70%   SERVICE CLASS    $246.89         --
MFS(R) INVESTORS TRUST SERIES...  0.80%   SERVICE CLASS    $217.55         --
MFS(R) INVESTORS TRUST SERIES...  0.90%   SERVICE CLASS    $215.88         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------
MFS(R) INVESTORS TRUST SERIES......  0.90%    SERVICE CLASS   $243.27          2
MFS(R) INVESTORS TRUST SERIES......  0.95%    SERVICE CLASS   $242.38          2
MFS(R) INVESTORS TRUST SERIES......  1.00%    SERVICE CLASS   $214.21         --
MFS(R) INVESTORS TRUST SERIES......  1.10%    SERVICE CLASS   $212.55          1
MFS(R) INVESTORS TRUST SERIES......  1.20%    SERVICE CLASS   $237.93          1
MFS(R) INVESTORS TRUST SERIES......  1.20%    SERVICE CLASS   $210.90         34
MFS(R) INVESTORS TRUST SERIES......  1.25%    SERVICE CLASS   $237.05          9
MFS(R) INVESTORS TRUST SERIES......  1.34%    SERVICE CLASS   $235.47         28

MFS(R) MASSACHUSETTS INVESTORS
 GROWTH STOCK PORTFOLIO............  0.50%    SERVICE CLASS   $263.11          1
MFS(R) MASSACHUSETTS INVESTORS
 GROWTH STOCK PORTFOLIO............  0.70%    SERVICE CLASS   $259.26         --
MFS(R) MASSACHUSETTS INVESTORS
 GROWTH STOCK PORTFOLIO............  0.80%    SERVICE CLASS   $257.35         --
MFS(R) MASSACHUSETTS INVESTORS
 GROWTH STOCK PORTFOLIO............  0.90%    SERVICE CLASS   $255.46          4
MFS(R) MASSACHUSETTS INVESTORS
 GROWTH STOCK PORTFOLIO............  0.95%    SERVICE CLASS   $254.52         --
MFS(R) MASSACHUSETTS INVESTORS
 GROWTH STOCK PORTFOLIO............  1.00%    SERVICE CLASS   $253.59         --
MFS(R) MASSACHUSETTS INVESTORS
 GROWTH STOCK PORTFOLIO............  1.10%    SERVICE CLASS   $251.71          1
MFS(R) MASSACHUSETTS INVESTORS
 GROWTH STOCK PORTFOLIO............  1.20%    SERVICE CLASS   $249.85         36
MFS(R) MASSACHUSETTS INVESTORS
 GROWTH STOCK PORTFOLIO............  1.25%    SERVICE CLASS   $248.93          3
MFS(R) MASSACHUSETTS INVESTORS
 GROWTH STOCK PORTFOLIO............  1.34%    SERVICE CLASS   $247.28         24

MFS(R) TECHNOLOGY PORTFOLIO........  0.50%    SERVICE CLASS   $328.81          6
MFS(R) TECHNOLOGY PORTFOLIO........  0.70%    SERVICE CLASS   $323.99          4
MFS(R) TECHNOLOGY PORTFOLIO........  0.80%    SERVICE CLASS   $321.61          1
MFS(R) TECHNOLOGY PORTFOLIO........  0.90%    SERVICE CLASS   $319.25         11
MFS(R) TECHNOLOGY PORTFOLIO........  0.95%    SERVICE CLASS   $318.07          5
MFS(R) TECHNOLOGY PORTFOLIO........  1.00%    SERVICE CLASS   $316.90          1
MFS(R) TECHNOLOGY PORTFOLIO........  1.10%    SERVICE CLASS   $314.57          7
MFS(R) TECHNOLOGY PORTFOLIO........  1.20%    SERVICE CLASS   $312.24        165
MFS(R) TECHNOLOGY PORTFOLIO........  1.25%    SERVICE CLASS   $311.09         31
MFS(R) TECHNOLOGY PORTFOLIO........  1.34%    SERVICE CLASS   $309.02        189
MFS(R) TECHNOLOGY PORTFOLIO........  1.45%    SERVICE CLASS   $239.18         --

MFS(R) UTILITIES SERIES............  0.40%    SERVICE CLASS   $149.80          8
MFS(R) UTILITIES SERIES............  0.50%    SERVICE CLASS   $189.86          2
MFS(R) UTILITIES SERIES............  0.70%    SERVICE CLASS   $187.08          3
MFS(R) UTILITIES SERIES............  0.80%    SERVICE CLASS   $185.70          2
MFS(R) UTILITIES SERIES............  0.90%    SERVICE CLASS   $184.34         32
MFS(R) UTILITIES SERIES............  0.95%    SERVICE CLASS   $183.66          7
MFS(R) UTILITIES SERIES............  1.00%    SERVICE CLASS   $182.98         --
MFS(R) UTILITIES SERIES............  1.10%    SERVICE CLASS   $181.63         10
MFS(R) UTILITIES SERIES............  1.20%    SERVICE CLASS   $180.29        240
MFS(R) UTILITIES SERIES............  1.25%    SERVICE CLASS   $179.62         72
MFS(R) UTILITIES SERIES............  1.34%    SERVICE CLASS   $178.43        245
MFS(R) UTILITIES SERIES............  1.45%    SERVICE CLASS   $144.48         --

MULTIMANAGER AGGRESSIVE EQUITY.....  0.70%          A         $178.11          8
MULTIMANAGER AGGRESSIVE EQUITY.....  0.90%          A         $216.27          2
MULTIMANAGER AGGRESSIVE EQUITY+....  0.90%          A         $217.80         13
MULTIMANAGER AGGRESSIVE EQUITY.....  0.90%          A         $216.24         16
MULTIMANAGER AGGRESSIVE EQUITY.....  1.20%          A         $185.21         11
MULTIMANAGER AGGRESSIVE EQUITY+....  1.34%          A         $162.48      3,113
MULTIMANAGER AGGRESSIVE EQUITY.....  1.35%          A         $284.34         10
MULTIMANAGER AGGRESSIVE EQUITY.....  1.35%          A         $270.07        403
MULTIMANAGER AGGRESSIVE EQUITY.....  1.45%          A         $147.96          3

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------
MULTIMANAGER AGGRESSIVE EQUITY.....  0.50%          B         $165.10         1
MULTIMANAGER AGGRESSIVE EQUITY+....  0.90%          B         $134.05         7
MULTIMANAGER AGGRESSIVE EQUITY.....  0.90%          B         $159.85        14
MULTIMANAGER AGGRESSIVE EQUITY.....  0.95%          B         $167.07        35
MULTIMANAGER AGGRESSIVE EQUITY.....  1.00%          B         $313.60        --
MULTIMANAGER AGGRESSIVE EQUITY.....  1.10%          B         $162.49         6
MULTIMANAGER AGGRESSIVE EQUITY.....  1.20%          B         $150.22        93
MULTIMANAGER AGGRESSIVE EQUITY.....  1.25%          B         $172.21         8
MULTIMANAGER AGGRESSIVE EQUITY.....  1.30%          B         $198.98         2

MULTIMANAGER CORE BOND.............  0.40%          B         $106.78         3
MULTIMANAGER CORE BOND.............  0.50%          B         $170.31         8
MULTIMANAGER CORE BOND.............  0.70%          B         $164.91         2
MULTIMANAGER CORE BOND.............  0.80%          B         $129.20         2
MULTIMANAGER CORE BOND.............  0.90%          B         $159.68        19
MULTIMANAGER CORE BOND.............  0.95%          B         $158.40        68
MULTIMANAGER CORE BOND.............  1.00%          B         $157.13         1
MULTIMANAGER CORE BOND.............  1.10%          B         $154.61        34
MULTIMANAGER CORE BOND.............  1.20%          B         $152.12       218
MULTIMANAGER CORE BOND.............  1.25%          B         $132.24        63
MULTIMANAGER CORE BOND.............  1.30%          B         $130.65         2
MULTIMANAGER CORE BOND.............  1.34%          B         $148.71       334
MULTIMANAGER CORE BOND.............  1.35%          B         $148.47         1
MULTIMANAGER CORE BOND.............  1.45%          B         $146.08        --

MULTIMANAGER MID CAP GROWTH........  0.50%          B         $255.30        --
MULTIMANAGER MID CAP GROWTH........  0.70%          B         $267.72        --
MULTIMANAGER MID CAP GROWTH........  0.70%          B         $247.20         1
MULTIMANAGER MID CAP GROWTH........  0.80%          B         $394.35        --
MULTIMANAGER MID CAP GROWTH........  0.90%          B         $239.36        12
MULTIMANAGER MID CAP GROWTH........  0.95%          B         $237.44        18
MULTIMANAGER MID CAP GROWTH........  1.00%          B         $235.54        --
MULTIMANAGER MID CAP GROWTH........  1.10%          B         $231.76         3
MULTIMANAGER MID CAP GROWTH........  1.20%          B         $228.03        28
MULTIMANAGER MID CAP GROWTH........  1.25%          B         $182.88         9
MULTIMANAGER MID CAP GROWTH........  1.30%          B         $211.77         1
MULTIMANAGER MID CAP GROWTH........  1.34%          B         $333.39         5
MULTIMANAGER MID CAP GROWTH........  1.34%          B         $222.92       285
MULTIMANAGER MID CAP GROWTH........  1.35%          B         $222.55        --
MULTIMANAGER MID CAP GROWTH........  1.45%          B         $218.97        --

MULTIMANAGER MID CAP VALUE.........  0.40%          B         $182.79         1
MULTIMANAGER MID CAP VALUE.........  0.50%          B         $277.63        --
MULTIMANAGER MID CAP VALUE.........  0.70%          B         $268.83         1
MULTIMANAGER MID CAP VALUE.........  0.80%          B         $348.00        --
MULTIMANAGER MID CAP VALUE.........  0.90%          B         $260.30        10
MULTIMANAGER MID CAP VALUE.........  0.95%          B         $258.21        14
MULTIMANAGER MID CAP VALUE.........  1.10%          B         $252.03         3
MULTIMANAGER MID CAP VALUE.........  1.20%          B         $247.97        20
MULTIMANAGER MID CAP VALUE.........  1.25%          B         $157.17         8
MULTIMANAGER MID CAP VALUE.........  1.30%          B         $180.21         1
MULTIMANAGER MID CAP VALUE.........  1.34%          B         $308.70         3
MULTIMANAGER MID CAP VALUE.........  1.34%          B         $242.42       170

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------
MULTIMANAGER MID CAP VALUE......  1.35%          B         $242.02        --
MULTIMANAGER MID CAP VALUE......  1.45%          B         $238.13        --

MULTIMANAGER TECHNOLOGY.........  0.50%          B         $327.10         1
MULTIMANAGER TECHNOLOGY.........  0.70%          B         $359.37        --
MULTIMANAGER TECHNOLOGY.........  0.70%          B         $316.73         2
MULTIMANAGER TECHNOLOGY.........  0.80%          B         $483.41        --
MULTIMANAGER TECHNOLOGY.........  0.90%          B         $306.69        15
MULTIMANAGER TECHNOLOGY.........  0.95%          B         $304.22        22
MULTIMANAGER TECHNOLOGY.........  1.00%          B         $301.79         1
MULTIMANAGER TECHNOLOGY.........  1.10%          B         $296.94        10
MULTIMANAGER TECHNOLOGY.........  1.20%          B         $292.16       117
MULTIMANAGER TECHNOLOGY.........  1.25%          B         $241.94        20
MULTIMANAGER TECHNOLOGY.........  1.30%          B         $283.65         2
MULTIMANAGER TECHNOLOGY.........  1.34%          B         $443.45         5
MULTIMANAGER TECHNOLOGY.........  1.34%          B         $285.62       471
MULTIMANAGER TECHNOLOGY.........  1.35%          B         $285.15         1
MULTIMANAGER TECHNOLOGY.........  1.45%          B         $280.56        --

OPPENHEIMER MAIN STREET
 FUND(R)/VA.....................  0.50%    SERVICE CLASS   $233.11         4
OPPENHEIMER MAIN STREET
 FUND(R)/VA.....................  0.80%    SERVICE CLASS   $227.75        --
OPPENHEIMER MAIN STREET
 FUND(R)/VA.....................  0.90%    SERVICE CLASS   $226.00        --
OPPENHEIMER MAIN STREET
 FUND(R)/VA.....................  1.10%    SERVICE CLASS   $222.52         1
OPPENHEIMER MAIN STREET
 FUND(R)/VA.....................  1.20%    SERVICE CLASS   $220.79        23

PIMCO COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO.............  0.00%    ADVISOR CLASS   $100.91         1
PIMCO COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO.............  0.50%    ADVISOR CLASS   $ 70.15         1
PIMCO COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO.............  0.80%    ADVISOR CLASS   $ 68.54         1
PIMCO COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO.............  0.90%    ADVISOR CLASS   $ 68.01         2
PIMCO COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO.............  1.00%    ADVISOR CLASS   $ 67.49        --
PIMCO COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO.............  1.10%    ADVISOR CLASS   $ 66.96         2
PIMCO COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO.............  1.20%    ADVISOR CLASS   $ 66.44       116

TARGET 2015 ALLOCATION..........  0.40%          B         $136.91        --
TARGET 2015 ALLOCATION..........  0.50%          B         $148.96        10
TARGET 2015 ALLOCATION..........  0.70%          B         $145.61        --
TARGET 2015 ALLOCATION..........  0.80%          B         $206.35        --
TARGET 2015 ALLOCATION..........  0.90%          B         $142.33        12
TARGET 2015 ALLOCATION..........  0.95%          B         $141.52         4
TARGET 2015 ALLOCATION..........  1.10%          B         $139.11         3
TARGET 2015 ALLOCATION..........  1.20%          B         $137.53        26
TARGET 2015 ALLOCATION..........  1.25%          B         $118.49        18
TARGET 2015 ALLOCATION..........  1.34%          B         $135.34        84

TARGET 2025 ALLOCATION..........  0.40%          B         $152.66        --
TARGET 2025 ALLOCATION..........  0.50%          B         $162.80        37
TARGET 2025 ALLOCATION..........  0.70%          B         $159.13         5
TARGET 2025 ALLOCATION..........  0.80%          B         $245.21        --
TARGET 2025 ALLOCATION..........  0.90%          B         $155.55        36
TARGET 2025 ALLOCATION..........  0.95%          B         $154.66        10
TARGET 2025 ALLOCATION..........  1.00%          B         $153.79        --
TARGET 2025 ALLOCATION..........  1.10%          B         $152.04        15
TARGET 2025 ALLOCATION..........  1.20%          B         $150.30       125
TARGET 2025 ALLOCATION..........  1.25%          B         $127.38        28
TARGET 2025 ALLOCATION..........  1.34%          B         $147.91       265

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------
TARGET 2025 ALLOCATION..........  1.35%         B          $147.74        --
TARGET 2025 ALLOCATION..........  1.45%         B          $146.06        --

TARGET 2035 ALLOCATION..........  0.40%         B          $161.94         1
TARGET 2035 ALLOCATION..........  0.50%         B          $170.54        23
TARGET 2035 ALLOCATION..........  0.70%         B          $166.70         2
TARGET 2035 ALLOCATION..........  0.80%         B          $272.31        --
TARGET 2035 ALLOCATION..........  0.90%         B          $162.94        28
TARGET 2035 ALLOCATION..........  0.95%         B          $162.02         4
TARGET 2035 ALLOCATION..........  1.00%         B          $161.10        --
TARGET 2035 ALLOCATION..........  1.10%         B          $159.26        11
TARGET 2035 ALLOCATION..........  1.20%         B          $157.45       171
TARGET 2035 ALLOCATION..........  1.25%         B          $131.36        12
TARGET 2035 ALLOCATION..........  1.34%         B          $154.95       264
TARGET 2035 ALLOCATION..........  1.35%         B          $154.77        --
TARGET 2035 ALLOCATION..........  1.45%         B          $153.00        --

TARGET 2045 ALLOCATION..........  0.40%         B          $170.31         1
TARGET 2045 ALLOCATION..........  0.50%         B          $175.38        20
TARGET 2045 ALLOCATION..........  0.70%         B          $171.43         1
TARGET 2045 ALLOCATION..........  0.80%         B          $298.24        --
TARGET 2045 ALLOCATION..........  0.90%         B          $167.57        23
TARGET 2045 ALLOCATION..........  0.95%         B          $166.61         6
TARGET 2045 ALLOCATION..........  1.00%         B          $165.67        --
TARGET 2045 ALLOCATION..........  1.10%         B          $163.78        11
TARGET 2045 ALLOCATION..........  1.20%         B          $161.91       168
TARGET 2045 ALLOCATION..........  1.25%         B          $132.93         7
TARGET 2045 ALLOCATION..........  1.34%         B          $159.34       194
TARGET 2045 ALLOCATION..........  1.35%         B          $159.16        --
TARGET 2045 ALLOCATION..........  1.45%         B          $157.34        --

TARGET 2055 ALLOCATION..........  0.50%         B          $121.41        11
TARGET 2055 ALLOCATION..........  0.70%         B          $120.77        --
TARGET 2055 ALLOCATION..........  0.80%         B          $120.45        --
TARGET 2055 ALLOCATION..........  0.90%         B          $120.13         5
TARGET 2055 ALLOCATION..........  0.95%         B          $119.97        --
TARGET 2055 ALLOCATION..........  1.00%         B          $119.82        --
TARGET 2055 ALLOCATION..........  1.10%         B          $119.50         1
TARGET 2055 ALLOCATION..........  1.20%         B          $119.18        38
TARGET 2055 ALLOCATION..........  1.25%         B          $119.02        --
TARGET 2055 ALLOCATION..........  1.34%         B          $118.74        13

TEMPLETON GLOBAL BOND VIP FUND..  0.50%      CLASS 2       $119.93        15
TEMPLETON GLOBAL BOND VIP FUND..  0.70%      CLASS 2       $118.09        --
TEMPLETON GLOBAL BOND VIP FUND..  0.80%      CLASS 2       $117.18         5
TEMPLETON GLOBAL BOND VIP FUND..  0.90%      CLASS 2       $116.28         7
TEMPLETON GLOBAL BOND VIP FUND..  1.00%      CLASS 2       $115.38         1
TEMPLETON GLOBAL BOND VIP FUND..  1.10%      CLASS 2       $114.48         3
TEMPLETON GLOBAL BOND VIP FUND..  1.20%      CLASS 2       $113.60       533

VANECK VIP GLOBAL HARD ASSETS
 FUND...........................  0.50%   CLASS S SHARES   $ 69.26         3
VANECK VIP GLOBAL HARD ASSETS
 FUND...........................  0.70%   CLASS S SHARES   $ 68.34         1
VANECK VIP GLOBAL HARD ASSETS
 FUND...........................  0.80%   CLASS S SHARES   $ 67.88         1
VANECK VIP GLOBAL HARD ASSETS
 FUND...........................  0.90%   CLASS S SHARES   $ 67.43        23
VANECK VIP GLOBAL HARD ASSETS
 FUND...........................  0.95%   CLASS S SHARES   $ 67.21         8

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2017

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------

VANECK VIP GLOBAL HARD ASSETS
 FUND...........................  1.00%   CLASS S SHARES    $66.98        --
VANECK VIP GLOBAL HARD ASSETS
 FUND...........................  1.10%   CLASS S SHARES    $66.53         9
VANECK VIP GLOBAL HARD ASSETS
 FUND...........................  1.20%   CLASS S SHARES    $66.09       116
VANECK VIP GLOBAL HARD ASSETS
 FUND...........................  1.25%   CLASS S SHARES    $65.87        25
VANECK VIP GLOBAL HARD ASSETS
 FUND...........................  1.34%   CLASS S SHARES    $65.47       184
VANECK VIP GLOBAL HARD ASSETS
 FUND...........................  1.45%   CLASS S SHARES    $64.99        --

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 or denoted by -.
+ In 2017, this Variable Investment Option exceeds the maximum expense limitation (See Note 7).
++ This Variable Investment Option is subject to a non-guaranteed fee waiver.
   If the total return on any given day is negative, the contract charges will be waived in their entirety. In 2017, the contract charges were 0.00%.

                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                            1290 VT
                                          DOUBLELINE  1290 VT DOUBLELINE                1290 VT GAMCO 1290 VT GAMCO
                                            DYNAMIC     OPPORTUNISTIC    1290 VT EQUITY   MERGERS &   SMALL COMPANY 1290 VT HIGH
                                          ALLOCATION*       BOND*           INCOME*     ACQUISITIONS*    VALUE*     YIELD BOND*
                                          ----------- ------------------ -------------- ------------- ------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........  $ 61,766        $94,422        $ 1,835,195    $   28,180   $  5,929,872    $595,313
 Expenses:
   Asset-based charges...................   122,947         48,498          1,355,810       217,350     11,823,105     130,781
                                           --------        -------        -----------    ----------   ------------    --------
   Net Expenses..........................   122,947         48,498          1,355,810       217,350     11,823,105     130,781
                                           --------        -------        -----------    ----------   ------------    --------

NET INVESTMENT INCOME (LOSS).............   (61,181)        45,924            479,385      (189,170)    (5,893,233)    464,532
                                           --------        -------        -----------    ----------   ------------    --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................    49,526         18,598           (368,056)      125,849     44,194,986       1,632
   Net realized gain distribution from
    the Portfolios.......................   536,396          5,169          8,157,842       906,090     70,652,325          --
                                           --------        -------        -----------    ----------   ------------    --------
 Net realized gain (loss)................   585,922         23,767          7,789,786     1,031,939    114,847,311       1,632
                                           --------        -------        -----------    ----------   ------------    --------

 Net change in unrealized appreciation
   (depreciation) of investments.........   235,054         27,776          6,720,240       (29,389)    22,857,391      38,310
                                           --------        -------        -----------    ----------   ------------    --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   820,976         51,543         14,510,026     1,002,550    137,704,702      39,942
                                           --------        -------        -----------    ----------   ------------    --------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $759,795        $97,467        $14,989,411    $  813,380   $131,811,469    $504,474
                                           ========        =======        ===========    ==========   ============    ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                                                                                 AMERICAN FUNDS
                                                         1290 VT                                     AMERICAN      INSURANCE
                                          1290 VT SMALL SMARTBETA 1290 VT SOCIALLY   ALL ASSET    CENTURY VP MID SERIES(R) BOND
                                           CAP VALUE*    EQUITY*    RESPONSIBLE*   GROWTH-ALT 20* CAP VALUE FUND    FUND/SM/
                                          ------------- --------- ---------------- -------------- -------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........   $  8,698    $ 14,438    $   526,783      $1,180,645     $  872,058     $ 833,856
 Expenses:
   Asset-based charges...................      8,629       8,849        630,505         900,143        701,234       472,929
                                            --------    --------    -----------      ----------     ----------     ---------
   Net Expenses..........................      8,629       8,849        630,505         900,143        701,234       472,929
                                            --------    --------    -----------      ----------     ----------     ---------

NET INVESTMENT INCOME (LOSS).............         69       5,589       (103,722)        280,502        170,824       360,927
                                            --------    --------    -----------      ----------     ----------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................     13,600      13,040      2,755,793         768,951      1,074,904      (258,154)
   Net realized gain distribution from
    the Portfolios.......................     71,777      33,048      7,296,879       1,646,933      1,085,081       578,209
                                            --------    --------    -----------      ----------     ----------     ---------
 Net realized gain (loss)................     85,377      46,088     10,052,672       2,415,884      2,159,985       320,055
                                            --------    --------    -----------      ----------     ----------     ---------

 Net change in unrealized appreciation
   (depreciation) of investments.........     81,552      84,138     (1,308,284)      7,130,818      3,776,544       105,916
                                            --------    --------    -----------      ----------     ----------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................    166,929     130,226      8,744,388       9,546,702      5,936,529       425,971
                                            --------    --------    -----------      ----------     ----------     ---------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............   $166,998    $135,815    $ 8,640,666      $9,827,204     $6,107,353     $ 786,898
                                            ========    ========    ===========      ==========     ==========     =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                            AXA 400     AXA 500    AXA 2000                                   AXA
                                            MANAGED     MANAGED     MANAGED   AXA AGGRESSIVE AXA BALANCED CONSERVATIVE
                                          VOLATILITY* VOLATILITY* VOLATILITY*  ALLOCATION*    STRATEGY*   ALLOCATION*
                                          ----------- ----------- ----------- -------------- ------------ ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $  118,922  $  278,629   $ 52,607    $ 10,126,991  $ 1,653,933   $1,209,320
 Expenses:
   Asset-based charges...................    182,536     284,068     84,283       8,157,515    1,652,486    1,333,108
                                          ----------  ----------   --------    ------------  -----------   ----------
   Net Expenses..........................    182,536     284,068     84,283       8,157,515    1,652,486    1,333,108
                                          ----------  ----------   --------    ------------  -----------   ----------

NET INVESTMENT INCOME (LOSS).............    (63,614)     (5,439)   (31,676)      1,969,476        1,447     (123,788)
                                          ----------  ----------   --------    ------------  -----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................    647,641     956,503    316,231      12,008,760    2,147,200     (408,399)
   Net realized gain distribution from
    the Portfolios.......................  1,232,243     517,524    410,408      22,701,516    1,282,693    2,641,666
                                          ----------  ----------   --------    ------------  -----------   ----------
 Net realized gain (loss)................  1,879,884   1,474,027    726,639      34,710,276    3,429,893    2,233,267
                                          ----------  ----------   --------    ------------  -----------   ----------

 Net change in unrealized appreciation
   (depreciation) of investments.........    126,064   2,586,720    144,948      70,918,410    7,108,515    1,871,339
                                          ----------  ----------   --------    ------------  -----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  2,005,948   4,060,747    871,587     105,628,686   10,538,408    4,104,606
                                          ----------  ----------   --------    ------------  -----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $1,942,334  $4,055,308   $839,911    $107,598,162  $10,539,855   $3,980,818
                                          ==========  ==========   ========    ============  ===========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                              AXA                        AXA      AXA GLOBAL                   AXA
                                          CONSERVATIVE     AXA      CONSERVATIVE-   EQUITY                INTERNATIONAL
                                             GROWTH    CONSERVATIVE     PLUS        MANAGED    AXA GROWTH CORE MANAGED
                                           STRATEGY*    STRATEGY*    ALLOCATION*  VOLATILITY*  STRATEGY*   VOLATILITY*
                                          ------------ ------------ ------------- -----------  ---------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........  $  353,221    $101,276    $ 2,589,988  $ 4,119,303   $ 21,835   $ 2,767,606
 Expenses:
   Asset-based charges...................     350,587     113,765      2,597,674    4,878,395     16,652     2,120,159
                                           ----------    --------    -----------  -----------   --------   -----------
   Net Expenses..........................     350,587     113,765      2,597,674    4,878,395     16,652     2,120,159
                                           ----------    --------    -----------  -----------   --------   -----------

NET INVESTMENT INCOME (LOSS).............       2,634     (12,489)        (7,686)    (759,092)     5,183       647,447
                                           ----------    --------    -----------  -----------   --------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................     467,643      93,476        943,345   16,333,892     10,639     5,388,222
   Net realized gain distribution from
    the Portfolios.......................     281,378     106,948      6,977,093           --     12,864            --
                                           ----------    --------    -----------  -----------   --------   -----------
 Net realized gain (loss)................     749,021     200,424      7,920,438   16,333,892     23,503     5,388,222
                                           ----------    --------    -----------  -----------   --------   -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........   1,054,261     104,752      7,537,358   67,124,599    141,180    30,381,573
                                           ----------    --------    -----------  -----------   --------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   1,803,282     305,176     15,457,796   83,458,491    164,683    35,769,795
                                           ----------    --------    -----------  -----------   --------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $1,805,916    $292,687    $15,450,110  $82,699,399   $169,866   $36,417,242
                                           ==========    ========    ===========  ===========   ========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                               AXA           AXA                    AXA LARGE CAP
                                          INTERNATIONAL INTERNATIONAL AXA LARGE CAP    GROWTH     AXA LARGE CAP  AXA MID CAP
                                             MANAGED    VALUE MANAGED CORE MANAGED     MANAGED    VALUE MANAGED VALUE MANAGED
                                           VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*
                                          ------------- ------------- ------------- ------------- ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........  $  238,226    $ 3,529,178   $  315,808   $  3,413,348  $ 12,926,302  $  5,339,716
 Expenses:
   Asset-based charges...................     129,856      2,354,334      402,049      9,112,552    11,185,219     6,638,524
                                           ----------    -----------   ----------   ------------  ------------  ------------
   Net Expenses..........................     129,856      2,354,334      402,049      9,112,552    11,185,219     6,638,524
                                           ----------    -----------   ----------   ------------  ------------  ------------

NET INVESTMENT INCOME (LOSS).............     108,370      1,174,844      (86,241)    (5,699,204)    1,741,083    (1,298,808)
                                           ----------    -----------   ----------   ------------  ------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................     (85,166)     5,026,755    1,817,078     38,250,494    67,834,636    38,780,246
   Net realized gain distribution from
    the Portfolios.......................     103,864             --    2,066,100     56,584,185            --    32,296,587
                                           ----------    -----------   ----------   ------------  ------------  ------------
 Net realized gain (loss)................      18,698      5,026,755    3,883,178     94,834,679    67,834,636    71,076,833
                                           ----------    -----------   ----------   ------------  ------------  ------------

 Net change in unrealized appreciation
   (depreciation) of investments.........   1,970,554     29,985,219    2,042,836     79,277,500    31,025,467   (17,164,373)
                                           ----------    -----------   ----------   ------------  ------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   1,989,252     35,011,974    5,926,014    174,112,179    98,860,103    53,912,460
                                           ----------    -----------   ----------   ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $2,097,622    $36,186,818   $5,839,773   $168,412,975  $100,601,186  $ 52,613,652
                                           ==========    ===========   ==========   ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                        AXA MODERATE                  AXA/AB DYNAMIC              AXA/CLEARBRIDGE
                                          AXA MODERATE     GROWTH     AXA MODERATE-      MODERATE    AXA/AB SMALL    LARGE CAP
                                          ALLOCATION*    STRATEGY*   PLUS ALLOCATION*    GROWTH*     CAP GROWTH*      GROWTH*
                                          ------------  ------------ ---------------- -------------- ------------ ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $ 20,409,340   $  880,763    $ 16,059,466     $  215,907   $   988,218    $   112,474
 Expenses:
   Asset-based charges...................   20,884,376      690,092      14,309,281        214,017     4,723,975      2,000,597
   Less: Reduction for expense
    limitation...........................   (5,889,961)          --              --             --            --             --
                                          ------------   ----------    ------------     ----------   -----------    -----------
   Net Expenses..........................   14,994,415      690,092      14,309,281        214,017     4,723,975      2,000,597
                                          ------------   ----------    ------------     ----------   -----------    -----------

NET INVESTMENT INCOME (LOSS).............    5,414,925      190,671       1,750,185          1,890    (3,735,757)    (1,888,123)
                                          ------------   ----------    ------------     ----------   -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................    4,413,620      914,329      13,390,272        246,689     6,121,243     (4,165,429)
   Net realized gain distribution from
    the Portfolios.......................   55,371,023      725,916      50,603,687        270,727    32,122,959     19,106,978
                                          ------------   ----------    ------------     ----------   -----------    -----------
 Net realized gain (loss)................   59,784,643    1,640,245      63,993,959        517,416    38,244,202     14,941,549
                                          ------------   ----------    ------------     ----------   -----------    -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........   92,682,742    3,972,456      79,292,430      1,397,595    36,368,402     20,521,865
                                          ------------   ----------    ------------     ----------   -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  152,467,385    5,612,701     143,286,389      1,915,011    74,612,604     35,463,414
                                          ------------   ----------    ------------     ----------   -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $157,882,310   $5,803,372    $145,036,574     $1,916,901   $70,876,847    $33,575,291
                                          ============   ==========    ============     ==========   ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                                     AXA/FRANKLIN                             AXA/MUTUAL
                                          AXA/FRANKLIN AXA/FRANKLIN   TEMPLETON                                LARGE CAP
                                            BALANCED     SMALL CAP    ALLOCATION                                EQUITY
                                            MANAGED    VALUE MANAGED   MANAGED     AXA/JANUS     AXA/LOOMIS     MANAGED
                                          VOLATILITY*   VOLATILITY*  VOLATILITY*  ENTERPRISE*  SAYLES GROWTH* VOLATILITY*
                                          ------------ ------------- ------------ -----------  -------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........  $2,358,890   $   108,307   $1,242,629  $        --   $   141,184   $  281,102
 Expenses:
   Asset-based charges...................   1,168,356       250,844      930,562    3,436,186       967,788      355,299
                                           ----------   -----------   ----------  -----------   -----------   ----------
   Net Expenses..........................   1,168,356       250,844      930,562    3,436,186       967,788      355,299
                                           ----------   -----------   ----------  -----------   -----------   ----------

NET INVESTMENT INCOME (LOSS).............   1,190,534      (142,537)     312,067   (3,436,186)     (826,604)     (74,197)
                                           ----------   -----------   ----------  -----------   -----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................   3,107,150     1,385,158    3,618,313    3,610,309       662,500    1,831,785
   Net realized gain distribution from
    the Portfolios.......................          --     1,780,217    1,304,147   30,250,954     2,221,838    1,581,147
                                           ----------   -----------   ----------  -----------   -----------   ----------
 Net realized gain (loss)................   3,107,150     3,165,375    4,922,460   33,861,263     2,884,338    3,412,932
                                           ----------   -----------   ----------  -----------   -----------   ----------

 Net change in unrealized appreciation
   (depreciation) of investments.........   3,361,164    (1,040,102)   4,088,986   33,099,062    19,012,710      (40,731)
                                           ----------   -----------   ----------  -----------   -----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   6,468,314     2,125,273    9,011,446   66,960,325    21,897,048    3,372,201
                                           ----------   -----------   ----------  -----------   -----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $7,658,848   $ 1,982,736   $9,323,513  $63,524,139   $21,070,444   $3,298,004
                                           ==========   ===========   ==========  ===========   ===========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                          AXA/TEMPLETON
                                          GLOBAL EQUITY              CHARTER/SM/  CHARTER/SM/                   EQ/BLACKROCK
                                             MANAGED    CHARTER/SM/  MULTI-SECTOR SMALL CAP   CHARTER/SM/ SMALL BASIC VALUE
                                           VOLATILITY*  MODERATE*(A)    BOND*      GROWTH*      CAP VALUE*        EQUITY*
                                          ------------- ------------ ------------ ----------  ---------------   ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........  $  676,846     $ 4,683    $ 1,342,339  $1,135,032    $ 1,666,341     $10,692,168
 Expenses:
   Asset-based charges...................     602,524       1,743      1,078,546     564,134      1,505,417       9,556,620
   Less: Reduction for expense
    limitation...........................          --          --             --        (510)        (5,007)             --
                                           ----------     -------    -----------  ----------    -----------     -----------
   Net Expenses..........................     602,524       1,743      1,078,546     563,624      1,500,410       9,556,620
                                           ----------     -------    -----------  ----------    -----------     -----------

NET INVESTMENT INCOME (LOSS).............      74,322       2,940        263,793     571,408        165,931       1,135,548
                                           ----------     -------    -----------  ----------    -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................   2,568,360         147     (1,352,809)  2,778,896      8,748,369      47,019,863
   Net realized gain distribution from
    the Portfolios.......................          --       2,142             --   1,014,210             --              --
                                           ----------     -------    -----------  ----------    -----------     -----------
 Net realized gain (loss)................   2,568,360       2,289     (1,352,809)  3,793,106      8,748,369      47,019,863
                                           ----------     -------    -----------  ----------    -----------     -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........   5,945,748       6,922      1,934,670   4,529,639      1,983,893       2,105,178
                                           ----------     -------    -----------  ----------    -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   8,514,108       9,211        581,861   8,322,745     10,732,262      49,125,041
                                           ----------     -------    -----------  ----------    -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $8,588,430     $12,151    $   845,654  $8,894,153    $10,898,193     $50,260,589
                                           ==========     =======    ===========  ==========    ===========     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 19, 2017.

                                    FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                           EQ/CAPITAL                              EQ/EMERGING
                                            GUARDIAN    EQ/COMMON    EQ/CORE BOND MARKETS EQUITY EQ/EQUITY 500  EQ/GLOBAL
                                           RESEARCH*   STOCK INDEX*     INDEX*        PLUS*         INDEX*      BOND PLUS*
                                          -----------  ------------  ------------ -------------- ------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $ 1,671,325  $ 29,855,658   $1,808,238    $  111,844   $ 21,853,999  $    23,431
 Expenses:
   Asset-based charges...................   2,778,452    32,884,230    1,411,411       117,467     18,880,601      675,540
   Less: Reduction for expense
    limitation...........................          --    (5,944,834)          --            --             --           --
                                          -----------  ------------   ----------    ----------   ------------  -----------
   Net Expenses..........................   2,778,452    26,939,396    1,411,411       117,467     18,880,601      675,540
                                          -----------  ------------   ----------    ----------   ------------  -----------

NET INVESTMENT INCOME (LOSS).............  (1,107,127)    2,916,262      396,827        (5,623)     2,973,398     (652,109)
                                          -----------  ------------   ----------    ----------   ------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................  19,053,174   125,333,021     (158,872)      603,623     67,866,782   (1,202,398)
   Net realized gain distribution from
    the Portfolios.......................  11,969,307            --           --       285,547     13,437,745           --
                                          -----------  ------------   ----------    ----------   ------------  -----------
 Net realized gain (loss)................  31,022,481   125,333,021     (158,872)      889,170     81,304,527   (1,202,398)
                                          -----------  ------------   ----------    ----------   ------------  -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........  15,313,699   277,688,022        6,240     1,568,998    179,041,314    3,677,952
                                          -----------  ------------   ----------    ----------   ------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  46,336,180   403,021,043     (152,632)    2,458,168    260,345,841    2,475,554
                                          -----------  ------------   ----------    ----------   ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $45,229,053  $405,937,305   $  244,195    $2,452,545   $263,319,239  $ 1,823,445
                                          ===========  ============   ==========    ==========   ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                          EQ/INTERMEDIATE                                EQ/JPMORGAN
                                            GOVERNMENT    EQ/INTERNATIONAL  EQ/INVESCO      VALUE      EQ/LARGE CAP  EQ/LARGE CAP
                                               BOND*       EQUITY INDEX*    COMSTOCK*   OPPORTUNITIES* GROWTH INDEX* VALUE INDEX*
                                          --------------- ---------------- -----------  -------------- ------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........    $ 457,321      $ 9,959,547    $   932,691   $ 1,075,412    $ 2,010,714   $1,583,388
 Expenses:
   Asset-based charges...................      707,888        4,917,600      1,501,621     1,411,308      3,211,359    1,041,643
   Less: Reduction for expense
    limitation...........................       (2,884)              --             --            --             --           --
                                             ---------      -----------    -----------   -----------    -----------   ----------
   Net Expenses..........................      705,004        4,917,600      1,501,621     1,411,308      3,211,359    1,041,643
                                             ---------      -----------    -----------   -----------    -----------   ----------

NET INVESTMENT INCOME (LOSS).............     (247,683)       5,041,947       (568,930)     (335,896)    (1,200,645)     541,745
                                             ---------      -----------    -----------   -----------    -----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................       97,700        1,233,807      4,907,826     8,218,121      9,701,414    4,049,694
   Net realized gain distribution from
    the Portfolios.......................       30,688               --             --    13,110,081     11,140,590    2,859,270
                                             ---------      -----------    -----------   -----------    -----------   ----------
 Net realized gain (loss)................      128,388        1,233,807      4,907,826    21,328,202     20,842,004    6,908,964
                                             ---------      -----------    -----------   -----------    -----------   ----------

 Net change in unrealized appreciation
   (depreciation) of investments.........     (375,804)      67,009,456     14,161,347    (3,075,983)    41,220,378    1,843,359
                                             ---------      -----------    -----------   -----------    -----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................     (247,416)      68,243,263     19,069,173    18,252,219     62,062,382    8,752,323
                                             ---------      -----------    -----------   -----------    -----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............    $(495,099)     $73,285,210    $18,500,243   $17,916,323    $60,861,737   $9,294,068
                                             =========      ===========    ===========   ===========    ===========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                             EQ/MFS                                              EQ/PIMCO
                                          INTERNATIONAL  EQ/MID CAP    EQ/MONEY  EQ/OPPENHEIMER GLOBAL REAL EQ/PIMCO ULTRA
                                             GROWTH*       INDEX*      MARKET*      GLOBAL*       RETURN*    SHORT BOND*
                                          ------------- ------------  ---------  -------------- ----------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........  $ 1,113,554  $  5,820,376  $ 293,298   $   888,244    $431,935     $1,026,678
 Expenses:
   Asset-based charges...................    1,594,439     7,718,502    853,317     1,870,755     367,566      1,018,726
   Less: Reduction for expense
    limitation...........................           --            --    (15,998)           --          --             --
                                           -----------  ------------  ---------   -----------    --------     ----------
   Net Expenses..........................    1,594,439     7,718,502    837,319     1,870,755     367,566      1,018,726
                                           -----------  ------------  ---------   -----------    --------     ----------

NET INVESTMENT INCOME (LOSS).............     (480,885)   (1,898,126)  (544,021)     (982,511)     64,369          7,952
                                           -----------  ------------  ---------   -----------    --------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................    3,029,398    39,893,802     (2,322)    6,904,859      33,473         16,290
   Net realized gain distribution from
    the Portfolios.......................    5,031,872    55,946,813      1,442            --          --             --
                                           -----------  ------------  ---------   -----------    --------     ----------
 Net realized gain (loss)................    8,061,270    95,840,615       (880)    6,904,859      33,473         16,290
                                           -----------  ------------  ---------   -----------    --------     ----------

 Net change in unrealized appreciation
   (depreciation) of investments.........   25,867,052   (12,688,435)     3,046    36,719,195     449,549        499,820
                                           -----------  ------------  ---------   -----------    --------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   33,928,322    83,152,180      2,166    43,624,054     483,022        516,110
                                           -----------  ------------  ---------   -----------    --------     ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $33,447,437  $ 81,254,054  $(541,855)  $42,641,543    $547,391     $  524,062
                                           ===========  ============  =========   ===========    ========     ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                                        EQ/T. ROWE     EQ/UBS    FIDELITY(R) VIP FIDELITY(R) VIP
                                        EQ/QUALITY BOND    EQ/SMALL    PRICE GROWTH   GROWTH &    CONTRAFUND(R)   EQUITY-INCOME
                                             PLUS*      COMPANY INDEX*    STOCK*      INCOME*       PORTFOLIO       PORTFOLIO
                                        --------------- -------------- ------------  ----------  --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.......   $  970,553     $ 3,102,401   $         --  $  111,399    $ 3,122,267     $  179,108
 Expenses:
   Asset-based charges.................    1,051,518       3,657,980      6,536,489     493,516      4,875,306        129,012
                                          ----------     -----------   ------------  ----------    -----------     ----------
   Net Expenses........................    1,051,518       3,657,980      6,536,489     493,516      4,875,306        129,012
                                          ----------     -----------   ------------  ----------    -----------     ----------

NET INVESTMENT INCOME (LOSS)...........      (80,965)       (555,579)    (6,536,489)   (382,117)    (1,753,039)        50,096
                                          ----------     -----------   ------------  ----------    -----------     ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments........................     (588,839)      8,867,795     34,286,634     575,626     10,904,111        (46,420)
   Net realized gain distribution
    from the Portfolios................           --      22,616,653     48,760,563   2,522,247     21,000,945        233,713
                                          ----------     -----------   ------------  ----------    -----------     ----------
 Net realized gain (loss)..............     (588,839)     31,484,448     83,047,197   3,097,873     31,905,056        187,293
                                          ----------     -----------   ------------  ----------    -----------     ----------

 Net change in unrealized
   appreciation (depreciation) of
   investments.........................      792,327       4,003,930     62,254,757   4,164,317     41,009,609      1,008,541
                                          ----------     -----------   ------------  ----------    -----------     ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS.................      203,488      35,488,378    145,301,954   7,262,190     72,914,665      1,195,834
                                          ----------     -----------   ------------  ----------    -----------     ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.............   $  122,523     $34,932,799   $138,765,465  $6,880,073    $71,161,626     $1,245,930
                                          ==========     ===========   ============  ==========    ===========     ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                              GOLDMAN SACHS INVESCO V.I.  INVESCO V.I.
                                          FIDELITY(R) VIP MID  VIT MID CAP   DIVERSIFIED  GLOBAL REAL  INVESCO V.I. HIGH
                                             CAP PORTFOLIO     VALUE FUND   DIVIDEND FUND ESTATE FUND     YIELD FUND
                                          ------------------- ------------- ------------- ------------ -----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........     $  236,548       $   268,411   $  615,177    $2,689,231     $1,522,400
 Expenses:
   Asset-based charges...................        552,205           654,445      415,964     1,031,316        461,182
                                              ----------       -----------   ----------    ----------     ----------
   Net Expenses..........................        552,205           654,445      415,964     1,031,316        461,182
                                              ----------       -----------   ----------    ----------     ----------

NET INVESTMENT INCOME (LOSS).............       (315,657)         (386,034)     199,213     1,657,915      1,061,218
                                              ----------       -----------   ----------    ----------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................        (91,730)       (1,107,422)     848,373       572,982       (304,406)
   Net realized gain distribution from
    the Portfolios.......................      2,034,602         3,040,007    1,415,550     1,465,256             --
                                              ----------       -----------   ----------    ----------     ----------
 Net realized gain (loss)................      1,942,872         1,932,585    2,263,923     2,038,238       (304,406)
                                              ----------       -----------   ----------    ----------     ----------

 Net change in unrealized appreciation
   (depreciation) of investments.........      6,563,487         3,294,669      167,133     5,511,163        977,073
                                              ----------       -----------   ----------    ----------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................      8,506,359         5,227,254    2,431,056     7,549,401        672,667
                                              ----------       -----------   ----------    ----------     ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............     $8,190,702       $ 4,841,220   $2,630,269    $9,207,316     $1,733,885
                                              ==========       ===========   ==========    ==========     ==========

                                          INVESCO V.I.
                                          INTERNATIONAL
                                           GROWTH FUND
                                          -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........  $   946,852
 Expenses:
   Asset-based charges...................      889,767
                                           -----------
   Net Expenses..........................      889,767
                                           -----------

NET INVESTMENT INCOME (LOSS).............       57,085
                                           -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................    1,152,013
   Net realized gain distribution from
    the Portfolios.......................           --
                                           -----------
 Net realized gain (loss)................    1,152,013
                                           -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........   12,409,268
                                           -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   13,561,281
                                           -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $13,618,366
                                           ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                          INVESCO V.I. MID INVESCO V.I.
                                              CAP CORE      SMALL CAP                  IVY VIP HIGH IVY VIP MID CAP IVY VIP SMALL
                                            EQUITY FUND    EQUITY FUND  IVY VIP ENERGY    INCOME        GROWTH       CAP GROWTH
                                          ---------------- ------------ -------------- ------------ --------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........    $   66,060     $       --   $   425,610   $11,678,074    $        --    $       --
 Expenses:
   Asset-based charges...................       252,561        123,092       646,522     2,617,337      1,511,844       277,346
                                             ----------     ----------   -----------   -----------    -----------    ----------
   Net Expenses..........................       252,561        123,092       646,522     2,617,337      1,511,844       277,346
                                             ----------     ----------   -----------   -----------    -----------    ----------

NET INVESTMENT INCOME (LOSS).............      (186,501)      (123,092)     (220,912)    9,060,737     (1,511,844)     (277,346)
                                             ----------     ----------   -----------   -----------    -----------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................      (163,004)      (496,753)   (2,073,922)   (3,849,120)       129,189      (409,995)
   Net realized gain distribution from
    the Portfolios.......................       434,909        470,603            --            --      3,522,411       527,898
                                             ----------     ----------   -----------   -----------    -----------    ----------
 Net realized gain (loss)................       271,905        (26,150)   (2,073,922)   (3,849,120)     3,651,600       117,903
                                             ----------     ----------   -----------   -----------    -----------    ----------

 Net change in unrealized appreciation
   (depreciation) of investments.........     2,430,266      1,315,498    (5,837,753)    5,764,827     25,066,644     4,530,743
                                             ----------     ----------   -----------   -----------    -----------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................     2,702,171      1,289,348    (7,911,675)    1,915,707     28,718,244     4,648,646
                                             ----------     ----------   -----------   -----------    -----------    ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............    $2,515,670     $1,166,256   $(8,132,587)  $10,976,444    $27,206,400    $4,371,300
                                             ==========     ==========   ===========   ===========    ===========    ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                              LAZARD                                         MFS(R)
                                            RETIREMENT                                    MASSACHUSETTS
                                             EMERGING        MFS(R)                         INVESTORS      MFS(R)
                                          MARKETS EQUITY  INTERNATIONAL  MFS(R) INVESTORS GROWTH STOCK   TECHNOLOGY
                                            PORTFOLIO    VALUE PORTFOLIO   TRUST SERIES     PORTFOLIO    PORTFOLIO
                                          -------------- --------------- ---------------- ------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........  $ 3,735,407     $ 5,063,312      $   85,932     $   66,120   $        --
 Expenses:
   Asset-based charges...................    2,474,741       4,619,030         188,407        190,207     1,304,776
                                           -----------     -----------      ----------     ----------   -----------
   Net Expenses..........................    2,474,741       4,619,030         188,407        190,207     1,304,776
                                           -----------     -----------      ----------     ----------   -----------

NET INVESTMENT INCOME (LOSS).............    1,260,666         444,282        (102,475)      (124,087)   (1,304,776)
                                           -----------     -----------      ----------     ----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................      315,567       9,108,017         (38,105)      (219,562)    9,478,947
   Net realized gain distribution from
    the Portfolios.......................           --         369,161         615,781        826,160     2,401,518
                                           -----------     -----------      ----------     ----------   -----------
 Net realized gain (loss)................      315,567       9,477,178         577,676        606,598    11,880,465
                                           -----------     -----------      ----------     ----------   -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........   44,133,882      72,365,429       2,473,320      3,123,468    19,982,653
                                           -----------     -----------      ----------     ----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   44,449,449      81,842,607       3,050,996      3,730,066    31,863,118
                                           -----------     -----------      ----------     ----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $45,710,115     $82,286,889      $2,948,521     $3,605,979   $30,558,342
                                           ===========     ===========      ==========     ==========   ===========



                                          MFS(R) UTILITIES
                                               SERIES
                                          ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........   $ 4,446,586
 Expenses:
   Asset-based charges...................     1,321,853
                                            -----------
   Net Expenses..........................     1,321,853
                                            -----------

NET INVESTMENT INCOME (LOSS).............     3,124,733
                                            -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................    (4,145,720)
   Net realized gain distribution from
    the Portfolios.......................            --
                                            -----------
 Net realized gain (loss)................    (4,145,720)
                                            -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........    13,785,228
                                            -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................     9,639,508
                                            -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............   $12,764,241
                                            ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                          MULTIMANAGER               MULTIMANAGER                             OPPENHEIMER
                                           AGGRESSIVE   MULTIMANAGER   MID CAP     MULTIMANAGER  MULTIMANAGER MAIN STREET
                                            EQUITY*      CORE BOND*    GROWTH*    MID CAP VALUE* TECHNOLOGY*  FUND(R)/VA
                                          ------------  ------------ ------------ -------------- ------------ -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $    942,406  $ 2,388,193  $        --    $  423,933   $     7,095   $ 53,974
 Expenses:
   Asset-based charges...................    8,143,416    1,404,170      967,317       711,640     2,212,265     56,230
   Less: Reduction for expense
    limitation...........................   (2,703,445)          --           --            --            --         --
                                          ------------  -----------  -----------    ----------   -----------   --------
   Net Expenses..........................    5,439,971    1,404,170      967,317       711,640     2,212,265     56,230
                                          ------------  -----------  -----------    ----------   -----------   --------

NET INVESTMENT INCOME (LOSS).............   (4,497,565)     984,023     (967,317)     (287,707)   (2,205,170)    (2,256)
                                          ------------  -----------  -----------    ----------   -----------   --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................   38,856,445   (1,203,565)    (476,617)    3,339,589    14,125,867       (173)
   Net realized gain distribution from
    the Portfolios.......................           --           --    6,235,084            --    14,951,191     88,526
                                          ------------  -----------  -----------    ----------   -----------   --------
 Net realized gain (loss)................   38,856,445   (1,203,565)   5,758,467     3,339,589    29,077,058     88,353
                                          ------------  -----------  -----------    ----------   -----------   --------

 Net change in unrealized appreciation
   (depreciation) of investments.........  121,032,580    2,220,148   11,959,727     1,185,354    26,103,108    636,464
                                          ------------  -----------  -----------    ----------   -----------   --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  159,889,025    1,016,583   17,718,194     4,524,943    55,180,166    724,817
                                          ------------  -----------  -----------    ----------   -----------   --------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $155,391,460  $ 2,000,606  $16,750,877    $4,237,236   $52,974,996   $722,561
                                          ============  ===========  ===========    ==========   ===========   ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                              PIMCO
                                          COMMODITYREAL
                                            RETURN(R)
                                            STRATEGY    TARGET 2015 TARGET 2025 TARGET 2035 TARGET 2045 TARGET 2055
                                            PORTFOLIO   ALLOCATION* ALLOCATION* ALLOCATION* ALLOCATION* ALLOCATION*
                                          ------------- ----------- ----------- ----------- ----------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........   $ 815,915   $  281,619  $1,062,974  $ 1,076,804 $   921,439 $  104,033
 Expenses:
   Asset-based charges...................      88,415      262,121     840,035      870,492     744,569     60,026
                                            ---------   ----------  ----------  ----------- ----------- ----------
   Net Expenses..........................      88,415      262,121     840,035      870,492     744,569     60,026
                                            ---------   ----------  ----------  ----------- ----------- ----------

NET INVESTMENT INCOME (LOSS).............     727,500       19,498     222,939      206,312     176,870     44,007
                                            ---------   ----------  ----------  ----------- ----------- ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................    (788,660)    (385,087)  1,655,436    1,598,377   1,473,053    101,657
   Net realized gain distribution from
    the Portfolios.......................          --      540,826          --           --          --         --
                                            ---------   ----------  ----------  ----------- ----------- ----------
 Net realized gain (loss)................    (788,660)     155,739   1,655,436    1,598,377   1,473,053    101,657
                                            ---------   ----------  ----------  ----------- ----------- ----------

 Net change in unrealized appreciation
   (depreciation) of investments.........     166,484    1,918,389   7,225,526    8,896,114   8,565,358    859,437
                                            ---------   ----------  ----------  ----------- ----------- ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................    (622,176)   2,074,128   8,880,962   10,494,491  10,038,411    961,094
                                            ---------   ----------  ----------  ----------- ----------- ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............   $ 105,324   $2,093,626  $9,103,901  $10,700,803 $10,215,281 $1,005,101
                                            =========   ==========  ==========  =========== =========== ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                             TEMPLETON    VANECK VIP
                                          GLOBAL BOND VIP GLOBAL HARD
                                               FUND       ASSETS FUND
                                          --------------- -----------
INCOME AND EXPENSES:
 Expenses:
   Asset-based charges...................   $  719,171     $ 288,786
                                            ----------     ---------
   Net Expenses..........................      719,171       288,786
                                            ----------     ---------

NET INVESTMENT INCOME (LOSS).............     (719,171)     (288,786)
                                            ----------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................     (910,079)     (182,265)
   Net realized gain distribution from
    the Portfolios.......................      194,601            --
                                            ----------     ---------
 Net realized gain (loss)................     (715,478)     (182,265)
                                            ----------     ---------

 Net change in unrealized appreciation
   (depreciation) of investments.........    1,737,902      (370,049)
                                            ----------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................    1,022,424      (552,314)
                                            ----------     ---------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............   $  303,253     $(841,100)
                                            ==========     =========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                         1290 VT DOUBLELINE DYNAMIC   1290 VT DOUBLELINE
                                               ALLOCATION*            OPPORTUNISTIC BOND*     1290 VT EQUITY INCOME*
                                         -------------------------  ----------------------  --------------------------
                                             2017         2016         2017        2016         2017          2016
                                         -----------   ----------   ----------  ----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (61,181)  $   30,848   $   45,924  $   48,032  $    479,385  $    755,429
 Net realized gain (loss)...............     585,922        4,772       23,767       2,454     7,789,786    11,954,027
 Net change in unrealized appreciation
   (depreciation) of investments........     235,054      429,714       27,776     (28,132)    6,720,240    (1,395,672)
                                         -----------   ----------   ----------  ----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............     759,795      465,334       97,467      22,354    14,989,411    11,313,784
                                         -----------   ----------   ----------  ----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   2,826,192    2,168,860    2,558,849   1,002,730     7,856,128     7,866,088
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................     231,782      388,981    1,369,980     942,986    (4,245,730)   (6,387,762)
 Redemptions for contract benefits and
   terminations.........................    (353,359)    (529,089)    (201,454)    (42,015)   (8,740,223)   (7,213,707)
 Contract maintenance charges...........     (17,186)     (12,917)      (3,285)     (1,065)      (64,702)      (69,151)
                                         -----------   ----------   ----------  ----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   2,687,429    2,015,835    3,724,090   1,902,636    (5,194,527)   (5,804,532)
                                         -----------   ----------   ----------  ----------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --          (12)          24          58            --            --
                                         -----------   ----------   ----------  ----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...   3,447,224    2,481,157    3,821,581   1,925,048     9,794,884     5,509,252
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................   7,992,727    5,511,570    2,603,073     678,025   107,753,143   102,243,891
                                         -----------   ----------   ----------  ----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $11,439,951   $7,992,727   $6,424,654  $2,603,073  $117,548,027  $107,753,143
                                         ===========   ==========   ==========  ==========  ============  ============

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                          1290 VT GAMCO MERGERS &       1290 VT GAMCO SMALL
                                               ACQUISITIONS*              COMPANY VALUE*         1290 VT HIGH YIELD BOND*
                                         ------------------------  ----------------------------  -----------------------
                                             2017         2016          2017           2016          2017        2016
                                         -----------  -----------  --------------  ------------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (189,170) $  (220,571) $   (5,893,233) $ (5,539,769) $   464,532  $  337,304
 Net realized gain (loss)...............   1,031,939      987,076     114,847,311    56,394,150        1,632    (149,226)
 Net change in unrealized appreciation
   (depreciation) of investments........     (29,389)     308,535      22,857,391   103,963,040       38,310     482,474
                                         -----------  -----------  --------------  ------------  -----------  ----------

 Net increase (decrease) in net assets
   resulting from operations............     813,380    1,075,040     131,811,469   154,817,421      504,474     670,552
                                         -----------  -----------  --------------  ------------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..     882,555    1,064,373     104,649,861    88,897,360    2,821,079   1,623,668
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (386,444)    (750,666)     (8,487,385)  (10,998,897)   1,756,396   1,237,578
 Redemptions for contract benefits and
   terminations.........................  (1,712,561)  (2,002,083)    (59,679,262)  (46,016,057)    (630,019)   (406,544)
 Contract maintenance charges...........      (9,022)     (10,675)       (617,064)     (548,498)     (10,212)     (8,060)
                                         -----------  -----------  --------------  ------------  -----------  ----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (1,225,472)  (1,699,051)     35,866,150    31,333,908    3,937,244   2,446,642
                                         -----------  -----------  --------------  ------------  -----------  ----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --           --              11            11          218       1,931
                                         -----------  -----------  --------------  ------------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS...    (412,092)    (624,011)    167,677,630   186,151,340    4,441,936   3,119,125
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  17,663,930   18,287,941     878,471,150   692,319,810    8,522,648   5,403,523
                                         -----------  -----------  --------------  ------------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD..... $17,251,838  $17,663,930  $1,046,148,780  $878,471,150  $12,964,584  $8,522,648
                                         ===========  ===========  ==============  ============  ===========  ==========

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                         1290 VT SMALL CAP VALUE*(A) 1290 VT SMARTBETA EQUITY* 1290 VT SOCIALLY RESPONSIBLE*
                                         --------------------------  ------------------------  ----------------------------
                                            2017          2016          2017         2016          2017           2016
                                          ----------     --------     ----------    --------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $       69     $  3,911     $    5,589    $  2,101    $  (103,722)   $   (30,491)
 Net realized gain (loss)...............     85,377       15,072         46,088       1,073     10,052,672      3,416,579
 Net change in unrealized appreciation
   (depreciation) of investments........     81,552       19,517         84,138       6,681     (1,308,284)       178,895
                                          ----------     --------     ----------    --------    -----------    -----------

 Net increase (decrease) in net assets
   resulting from operations............    166,998       38,500        135,815       9,855      8,640,666      3,564,983
                                          ----------     --------     ----------    --------    -----------    -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..    389,684       94,144        552,562     205,999      4,180,415      3,543,974
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    878,577      100,491        213,603     106,248         45,188     (1,375,930)
 Redemptions for contract benefits and
   terminations.........................    (31,573)      (2,849)       (35,792)     (3,440)    (3,967,656)    (3,290,564)
 Contract maintenance charges...........       (543)         (85)        (1,166)       (317)       (36,269)       (35,761)
                                          ----------     --------     ----------    --------    -----------    -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  1,236,145      191,701        729,207     308,490        221,678     (1,158,281)
                                          ----------     --------     ----------    --------    -----------    -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................      7,693            6              8           8             --             --
                                          ----------     --------     ----------    --------    -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS...  1,410,836      230,207        865,030     318,353      8,862,344      2,406,702
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................    306,567       76,360        392,313      73,960     45,623,342     43,216,640
                                          ----------     --------     ----------    --------    -----------    -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $1,717,403     $306,567     $1,257,343    $392,313    $54,485,686    $45,623,342
                                          ==========     ========     ==========    ========    ===========    ===========

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)1290 VT Small Cap Value replaced AXA/Pacific Global Small Cap Value due to a fund merger on May 19, 2017.

                                    FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                        AMERICAN CENTURY VP    AMERICAN FUNDS INSURANCE
                                         ALL ASSET GROWTH-ALT 20*(B)    MID CAP VALUE FUND      SERIES(R) BOND FUND/SM/
                                         --------------------------  ------------------------  ------------------------
                                             2017          2016          2017         2016         2017         2016
                                         -----------   -----------   -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   280,502   $    67,905   $   170,824  $   149,272  $   360,927  $   169,718
 Net realized gain (loss)...............   2,415,884     1,349,679     2,159,985    2,083,249      320,055      (19,062)
 Net change in unrealized appreciation
   (depreciation) of investments........   7,130,818     3,036,626     3,776,544    4,709,886      105,916       25,161
                                         -----------   -----------   -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   9,827,204     4,454,210     6,107,353    6,942,407      786,898      175,817
                                         -----------   -----------   -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..  10,059,817     8,508,445    20,029,729   12,647,768    8,877,675    8,598,355
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   9,762,014    (3,535,217)    4,390,358    4,240,928    2,087,602    5,211,730
 Redemptions for contract benefits and
   terminations.........................  (4,654,273)   (3,064,681)   (2,389,854)  (1,423,364)  (3,371,718)  (2,206,361)
 Contract maintenance charges...........     (76,809)      (64,247)      (69,902)     (41,220)     (29,736)     (20,774)
                                         -----------   -----------   -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  15,090,749     1,844,300    21,960,331   15,424,112    7,563,823   11,582,950
                                         -----------   -----------   -----------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --            --         1,443          (83)          47          268
                                         -----------   -----------   -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  24,917,953     6,298,510    28,069,127   22,366,436    8,350,768   11,759,035
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  59,126,536    52,828,026    47,192,999   24,826,563   36,249,368   24,490,333
                                         -----------   -----------   -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $84,044,489   $59,126,536   $75,262,126  $47,192,999  $44,600,136  $36,249,368
                                         ===========   ===========   ===========  ===========  ===========  ===========

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 25 due to a fund merger on May 19, 2017.

                                    FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                              AXA 400 MANAGED           AXA 500 MANAGED
                                                VOLATILITY*               VOLATILITY*        AXA 2000 MANAGED VOLATILITY*
                                         ------------------------  ------------------------  ---------------------------
                                             2017         2016         2017         2016        2017           2016
                                         -----------  -----------  -----------  -----------   ----------     ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (63,614) $   (27,198) $    (5,439) $    12,651  $  (31,676)    $  (17,416)
 Net realized gain (loss)...............   1,879,884      627,974    1,474,027      608,744     726,639         95,368
 Net change in unrealized appreciation
   (depreciation) of investments........     126,064    1,040,543    2,586,720    1,036,376     144,948        790,634
                                         -----------  -----------  -----------  -----------   ----------     ----------

 Net increase (decrease) in net assets
   resulting from operations............   1,942,334    1,641,319    4,055,308    1,657,771     839,911        868,586
                                         -----------  -----------  -----------  -----------   ----------     ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   2,389,135    1,582,400    3,376,075    2,951,869   1,084,825        770,588
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................     931,910    2,112,836    1,162,075    1,386,412     402,188        551,058
 Redemptions for contract benefits and
   terminations.........................  (1,017,387)    (459,258)  (1,394,190)  (1,191,818)   (422,851)      (342,733)
 Contract maintenance charges...........     (11,094)      (7,814)     (19,171)     (14,665)     (5,297)        (3,996)
                                         -----------  -----------  -----------  -----------   ----------     ----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   2,292,564    3,228,164    3,124,789    3,131,798   1,058,865        974,917
                                         -----------  -----------  -----------  -----------   ----------     ----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --           --           --         (110)         --             --
                                         -----------  -----------  -----------  -----------   ----------     ----------

NET INCREASE (DECREASE) IN NET ASSETS...   4,234,898    4,869,483    7,180,097    4,789,459   1,898,776      1,843,503
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  12,252,124    7,382,641   19,421,208   14,631,749   5,859,784      4,016,281
                                         -----------  -----------  -----------  -----------   ----------     ----------

NET ASSETS -- END OF YEAR OR PERIOD..... $16,487,022  $12,252,124  $26,601,305  $19,421,208  $7,758,560     $5,859,784
                                         ===========  ===========  ===========  ===========   ==========     ==========

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                               AXA AGGRESSIVE               AXA BALANCED
                                                 ALLOCATION*                  STRATEGY*          AXA CONSERVATIVE ALLOCATION*
                                         --------------------------  --------------------------  --------------------------
                                             2017          2016          2017          2016          2017           2016
                                         ------------  ------------  ------------  ------------  ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  1,969,476  $ (1,564,212) $      1,447  $   (446,434) $   (123,788)  $   (303,818)
 Net realized gain (loss)...............   34,710,276    30,963,256     3,429,893     1,691,847     2,233,267        997,642
 Net change in unrealized appreciation
   (depreciation) of investments........   70,918,410    13,192,566     7,108,515     4,228,892     1,871,339      1,187,936
                                         ------------  ------------  ------------  ------------  ------------   ------------

 Net increase (decrease) in net assets
   resulting from operations............  107,598,162    42,591,610    10,539,855     5,474,305     3,980,818      1,881,760
                                         ------------  ------------  ------------  ------------  ------------   ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   66,849,066    65,583,806     7,958,859    18,926,042    10,012,075     11,533,183
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (25,264,632)  (27,761,371)   (1,722,281)     (987,591)   (4,473,950)    (2,356,848)
 Redemptions for contract benefits and
   terminations.........................  (39,630,091)  (36,003,237)   (7,728,350)   (6,404,864)  (15,072,270)   (12,259,972)
 Contract maintenance charges...........     (911,576)     (938,281)   (1,242,397)   (1,105,456)     (188,367)      (196,629)
                                         ------------  ------------  ------------  ------------  ------------   ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    1,042,767       880,917    (2,734,169)   10,428,131    (9,722,512)    (3,280,266)
                                         ------------  ------------  ------------  ------------  ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS...  108,640,929    43,472,527     7,805,686    15,902,436    (5,741,694)    (1,398,506)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  610,878,511   567,405,984   124,934,311   109,031,875   112,217,485    113,615,991
                                         ------------  ------------  ------------  ------------  ------------   ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $719,519,440  $610,878,511  $132,739,997  $124,934,311  $106,475,791   $112,217,485
                                         ============  ============  ============  ============  ============   ============

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                          AXA CONSERVATIVE GROWTH      AXA CONSERVATIVE        AXA CONSERVATIVE-PLUS
                                                 STRATEGY*                STRATEGY*                 ALLOCATION*
                                         ------------------------  -----------------------  --------------------------
                                             2017         2016         2017        2016         2017          2016
                                         -----------  -----------  -----------  ----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $     2,634  $   (85,836) $   (12,489) $  (34,130) $     (7,686) $   (574,283)
 Net realized gain (loss)...............     749,021      225,666      200,424      47,919     7,920,438     5,328,935
 Net change in unrealized appreciation
   (depreciation) of investments........   1,054,261      745,206      104,752     136,485     7,537,358     2,210,716
                                         -----------  -----------  -----------  ----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   1,805,916      885,036      292,687     150,274    15,450,110     6,965,368
                                         -----------  -----------  -----------  ----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   4,011,805    4,681,838    1,776,900   1,840,438    24,313,298    26,003,498
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................     629,610     (675,143)    (547,168)    567,196    (6,457,886)   (9,247,407)
 Redemptions for contract benefits and
   terminations.........................  (2,233,482)  (1,231,965)  (1,371,903)   (954,441)  (18,801,617)  (19,413,567)
 Contract maintenance charges...........    (140,051)    (128,555)     (63,149)    (55,623)     (387,874)     (395,875)
                                         -----------  -----------  -----------  ----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   2,267,882    2,646,175     (205,320)  1,397,570    (1,334,079)   (3,053,351)
                                         -----------  -----------  -----------  ----------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................         256          848           (6)          6            (5)           --
                                         -----------  -----------  -----------  ----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...   4,074,054    3,532,059       87,361   1,547,850    14,116,026     3,912,017
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  25,591,333   22,059,274    9,714,281   8,166,431   206,446,896   202,534,879
                                         -----------  -----------  -----------  ----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $29,665,387  $25,591,333  $ 9,801,642  $9,714,281  $220,562,922  $206,446,896
                                         ===========  ===========  ===========  ==========  ============  ============

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                          AXA GLOBAL EQUITY MANAGED                               AXA INTERNATIONAL
                                                 VOLATILITY*          AXA GROWTH STRATEGY*    CORE MANAGED VOLATILITY*
                                         --------------------------  ----------------------  --------------------------
                                             2017          2016         2017        2016         2017          2016
                                         ------------  ------------  ----------  ----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (759,092) $ (1,291,631) $    5,183  $   (2,655) $    647,447  $ (1,488,310)
 Net realized gain (loss)...............   16,333,892    13,744,853      23,503      17,744     5,388,222      (584,581)
 Net change in unrealized appreciation
   (depreciation) of investments........   67,124,599    (1,660,315)    141,180      73,396    30,381,573       323,376
                                         ------------  ------------  ----------  ----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   82,699,399    10,792,907     169,866      88,485    36,417,242    (1,749,515)
                                         ------------  ------------  ----------  ----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   20,628,976    22,512,278       6,500       7,000    11,295,744    12,360,548
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (16,792,956)  (22,977,107)         --          --    (6,850,515)   (7,486,008)
 Redemptions for contract benefits and
   terminations.........................  (28,836,491)  (25,341,185)    (17,915)    (17,694)  (12,305,220)  (11,764,541)
 Contract maintenance charges...........     (214,731)     (233,420)         --          --       (96,779)     (106,165)
                                         ------------  ------------  ----------  ----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (25,215,202)  (26,039,434)    (11,415)    (10,694)   (7,956,770)   (6,996,166)
                                         ------------  ------------  ----------  ----------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................           --            --           4          --            --            82
                                         ------------  ------------  ----------  ----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...   57,484,197   (15,246,527)    158,455      77,791    28,460,472    (8,745,599)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  348,761,358   364,007,885   1,369,925   1,292,134   150,483,587   159,229,186
                                         ------------  ------------  ----------  ----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $406,245,555  $348,761,358  $1,528,380  $1,369,925  $178,944,059  $150,483,587
                                         ============  ============  ==========  ==========  ============  ============

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                            AXA INTERNATIONAL       AXA INTERNATIONAL VALUE   AXA LARGE CAP CORE MANAGED
                                           MANAGED VOLATILITY*        MANAGED VOLATILITY*            VOLATILITY*
                                         -----------------------  --------------------------  ------------------------
                                             2017        2016         2017          2016          2017          2016
                                         -----------  ----------  ------------  ------------  -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   108,370  $    3,336  $  1,174,844  $ (1,377,256) $   (86,241)  $   (51,852)
 Net realized gain (loss)...............      18,698    (214,005)    5,026,755       709,169    3,883,178     1,382,125
 Net change in unrealized appreciation
   (depreciation) of investments........   1,970,554     115,167    29,985,219      (455,370)   2,042,836     1,001,646
                                         -----------  ----------  ------------  ------------  -----------   -----------

 Net increase (decrease) in net assets
   resulting from operations............   2,097,622     (95,502)   36,186,818    (1,123,457)   5,839,773     2,331,919
                                         -----------  ----------  ------------  ------------  -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   1,737,877   1,326,292    10,607,335    11,421,319    1,435,222     1,458,670
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................     523,304    (421,193)   (7,756,048)   (8,153,841)    (136,938)   (1,287,695)
 Redemptions for contract benefits and
   terminations.........................    (802,225)   (536,787)  (14,367,191)  (12,014,970)  (2,820,505)   (2,514,739)
 Contract maintenance charges...........      (7,814)     (7,550)     (102,919)     (115,851)     (18,711)      (18,369)
                                         -----------  ----------  ------------  ------------  -----------   -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   1,451,142     360,762   (11,618,823)   (8,863,343)  (1,540,932)   (2,362,133)
                                         -----------  ----------  ------------  ------------  -----------   -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --          --            --            (4)           5            --
                                         -----------  ----------  ------------  ------------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS...   3,548,764     265,260    24,567,995    (9,986,804)   4,298,846       (30,214)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................   8,712,452   8,447,192   170,186,770   180,173,574   29,430,509    29,460,723
                                         -----------  ----------  ------------  ------------  -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $12,261,216  $8,712,452  $194,754,765  $170,186,770  $33,729,355   $29,430,509
                                         ===========  ==========  ============  ============  ===========   ===========

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                            AXA LARGE CAP GROWTH         AXA LARGE CAP VALUE      AXA MID CAP VALUE MANAGED
                                             MANAGED VOLATILITY*         MANAGED VOLATILITY*             VOLATILITY*
                                         --------------------------  --------------------------  --------------------------
                                             2017          2016          2017          2016          2017          2016
                                         ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ (5,699,204) $ (4,669,172) $  1,741,083  $  3,065,698  $ (1,298,808) $   (384,674)
 Net realized gain (loss)...............   94,834,679    59,598,858    67,834,636    53,651,584    71,076,833    38,544,864
 Net change in unrealized appreciation
   (depreciation) of investments........   79,277,500   (29,629,929)   31,025,467    49,271,611   (17,164,373)   33,644,027
                                         ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............  168,412,975    25,299,757   100,601,186   105,988,893    52,613,652    71,804,217
                                         ------------  ------------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   25,758,944    27,414,085    28,496,056    29,545,468    19,703,289    20,069,685
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (24,040,454)  (28,661,170)  (27,610,091)  (33,109,014)  (15,554,663)  (19,970,160)
 Redemptions for contract benefits and
   terminations.........................  (49,374,217)  (44,212,808)  (66,058,298)  (61,629,911)  (38,257,554)  (33,613,837)
 Contract maintenance charges...........     (379,487)     (416,110)     (445,812)     (500,051)     (261,461)     (290,166)
 Adjustments to net assets allocated to
   contracts in payout period...........           --            --        32,628       (50,667)           --            --
                                         ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (48,035,214)  (45,876,003)  (65,585,517)  (65,744,175)  (34,370,389)  (33,804,478)
                                         ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................           --            (6)      (77,852)       50,666             9            (8)
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...  120,377,761   (20,576,252)   34,937,817    40,295,384    18,243,272    37,999,731
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  631,506,060   652,082,312   851,565,474   811,270,090   505,193,580   467,193,849
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $751,883,821  $631,506,060  $886,503,291  $851,565,474  $523,436,852  $505,193,580
                                         ============  ============  ============  ============  ============  ============

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                AXA MODERATE              AXA MODERATE GROWTH           AXA MODERATE-PLUS
                                                 ALLOCATION*                   STRATEGY*                   ALLOCATION*
                                       ------------------------------  ------------------------  ------------------------------
                                            2017            2016           2017         2016          2017            2016
                                       --------------  --------------  -----------  -----------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)......... $    5,414,925  $       (2,096) $   190,671  $   (87,613) $    1,750,185  $   (3,607,964)
 Net realized gain (loss).............     59,784,643      42,556,798    1,640,245      436,585      63,993,959      53,079,112
 Net change in unrealized
   appreciation (depreciation) of
   investments........................     92,682,742      26,995,642    3,972,456    2,301,245      79,292,430      11,870,277
                                       --------------  --------------  -----------  -----------  --------------  --------------

 Net increase (decrease) in net
   assets resulting from operations...    157,882,310      69,550,344    5,803,372    2,650,217     145,036,574      61,341,425
                                       --------------  --------------  -----------  -----------  --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners    118,157,787     125,750,581   16,577,204   13,785,425     107,428,337     107,011,744
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net...    (54,912,115)    (67,514,962)  (1,397,224)    (452,977)    (44,405,492)    (50,863,265)
 Redemptions for contract benefits
   and terminations...................   (143,748,445)   (129,518,681)  (5,330,185)  (2,277,550)    (82,068,840)    (73,364,521)
 Contract maintenance charges.........     (1,996,730)     (2,091,545)    (145,204)    (121,446)     (1,560,096)     (1,648,409)
 Adjustments to net assets allocated
   to contracts in payout period......        126,092          58,580           --           --              --              --
                                       --------------  --------------  -----------  -----------  --------------  --------------

 Net increase (decrease) in net
   assets resulting from
   contractowners transactions........    (82,373,411)    (73,316,027)   9,704,591   10,933,452     (20,606,091)    (18,864,451)
                                       --------------  --------------  -----------  -----------  --------------  --------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A.................         11,204         (19,271)          --            5              10              (7)
                                       --------------  --------------  -----------  -----------  --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS.     75,520,103      (3,784,954)  15,507,963   13,583,674     124,430,493      42,476,967
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD...............................  1,609,966,971   1,613,751,925   50,659,005   37,075,331   1,086,655,180   1,044,178,213
                                       --------------  --------------  -----------  -----------  --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD... $1,685,487,074  $1,609,966,971  $66,166,968  $50,659,005  $1,211,085,673  $1,086,655,180
                                       ==============  ==============  ===========  ===========  ==============  ==============

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                          AXA/AB DYNAMIC MODERATE       AXA/AB SMALL CAP             AXA/CLEARBRIDGE
                                                  GROWTH*                    GROWTH*                LARGE CAP GROWTH*
                                         ------------------------  --------------------------  --------------------------
                                             2017         2016         2017          2016          2017          2016
                                         -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $     1,890  $  (123,753) $ (3,735,757) $ (3,012,194) $ (1,888,123) $ (2,066,789)
 Net realized gain (loss)...............     517,416      204,866    38,244,202    22,536,285    14,941,549    (5,018,529)
 Net change in unrealized appreciation
   (depreciation) of investments........   1,397,595      332,586    36,368,402    15,611,951    20,521,865     5,808,882
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   1,916,901      413,699    70,876,847    35,136,042    33,575,291    (1,276,436)
                                         -----------  -----------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   2,834,256    3,132,185    15,862,842    15,211,682     6,761,820     8,518,246
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (378,238)    (318,046)  (10,027,641)  (12,439,323)  (17,122,597)  (18,609,098)
 Redemptions for contract benefits and
   terminations.........................  (2,013,053)  (1,040,725)  (26,995,018)  (24,047,497)  (15,357,551)  (12,937,347)
 Contract maintenance charges...........     (27,690)     (24,953)     (191,140)     (200,182)      (47,704)      (54,264)
 Adjustments to net assets allocated to
   contracts in payout period...........          --           --      (236,579)      (17,332)           --            --
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................     415,275    1,748,461   (21,587,536)  (21,492,652)  (25,766,032)  (23,082,463)
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................         474          (58)      236,593        17,324            (4)           (4)
                                         -----------  -----------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...   2,332,650    2,162,102    49,525,904    13,660,714     7,809,255   (24,358,903)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  16,586,642   14,424,540   347,378,918   333,718,204   152,983,778   177,342,681
                                         -----------  -----------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $18,919,292  $16,586,642  $396,904,822  $347,378,918  $160,793,033  $152,983,778
                                         ===========  ===========  ============  ============  ============  ============

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                      AXA/FRANKLIN SMALL      AXA/FRANKLIN TEMPLETON
                                           AXA/FRANKLIN BALANCED       CAP VALUE MANAGED        ALLOCATION MANAGED
                                            MANAGED VOLATILITY*           VOLATILITY*               VOLATILITY*
                                         ------------------------  ------------------------  ------------------------
                                             2017         2016         2017         2016         2017         2016
                                         -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ 1,190,534  $ 1,066,694  $  (142,537) $  (149,710) $   312,067  $   249,099
 Net realized gain (loss)...............   3,107,150    2,655,769    3,165,375    1,091,158    4,922,460    3,329,666
 Net change in unrealized appreciation
   (depreciation) of investments........   3,361,164    3,818,072   (1,040,102)   2,756,567    4,088,986    1,705,534
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   7,658,848    7,540,535    1,982,736    3,698,015    9,323,513    5,284,299
                                         -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   6,665,579    6,739,813    1,329,576    1,378,550    6,567,417    6,139,590
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (1,681,392)  (3,750,707)    (645,635)    (207,689)  (1,506,770)  (5,263,824)
 Redemptions for contract benefits and
   terminations.........................  (7,947,830)  (8,328,701)  (1,365,914)  (1,504,254)  (7,499,831)  (5,735,852)
 Contract maintenance charges...........     (70,191)     (67,446)     (11,062)     (10,886)     (68,221)     (69,963)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (3,033,834)  (5,407,041)    (693,035)    (344,279)  (2,507,405)  (4,930,049)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --           --           (5)         355           --           --
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   4,625,014    2,133,494    1,289,696    3,354,091    6,816,108      354,250
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  89,575,944   87,442,450   19,631,153   16,277,062   69,579,281   69,225,031
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $94,200,958  $89,575,944  $20,920,849  $19,631,153  $76,395,389  $69,579,281
                                         ===========  ===========  ===========  ===========  ===========  ===========

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                         AXA/LOOMIS SAYLES     AXA/MUTUAL LARGE CAP EQUITY
                                            AXA/JANUS ENTERPRISE*             GROWTH*             MANAGED VOLATILITY*
                                         --------------------------  ------------------------  --------------------------
                                             2017          2016          2017         2016         2017          2016
                                         ------------  ------------  -----------  -----------  -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ (3,436,186) $ (3,132,510) $  (826,604) $  (461,193) $   (74,197)  $   235,792
 Net realized gain (loss)...............   33,861,263    (1,463,166)   2,884,338      761,998    3,412,932     1,508,455
 Net change in unrealized appreciation
   (depreciation) of investments........   33,099,062    (9,818,837)  19,012,710    2,268,691      (40,731)    1,119,115
                                         ------------  ------------  -----------  -----------  -----------   -----------

 Net increase (decrease) in net assets
   resulting from operations............   63,524,139   (14,414,513)  21,070,444    2,569,496    3,298,004     2,863,362
                                         ------------  ------------  -----------  -----------  -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   25,910,514    26,896,240    5,696,054    4,206,998    1,293,200     1,579,317
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (12,265,865)  (21,136,293)   9,664,342   12,491,654   (1,247,588)   (1,156,144)
 Redemptions for contract benefits and
   terminations.........................  (17,632,885)  (16,055,984)  (6,132,709)  (4,182,396)  (2,308,454)   (2,186,836)
 Contract maintenance charges...........     (173,633)     (183,507)     (25,834)     (23,725)     (29,551)      (31,906)
                                         ------------  ------------  -----------  -----------  -----------   -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   (4,161,869)  (10,479,544)   9,201,853   12,492,531   (2,292,393)   (1,795,569)
                                         ------------  ------------  -----------  -----------  -----------   -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................        2,648         2,600            5           --           --            --
                                         ------------  ------------  -----------  -----------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS...   59,364,918   (24,891,457)  30,272,302   15,062,027    1,005,611     1,067,793
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  244,984,003   269,875,460   61,043,883   45,981,856   26,934,864    25,867,071
                                         ------------  ------------  -----------  -----------  -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $304,348,921  $244,984,003  $91,316,185  $61,043,883  $27,940,475   $26,934,864
                                         ============  ============  ===========  ===========  ===========   ===========

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                        AXA/TEMPLETON GLOBAL EQUITY   CHARTER/SM/      CHARTER/SM/ MULTI-
                                           MANAGED VOLATILITY*      MODERATE*(C)(D)       SECTOR BOND*
                                        --------------------------  --------------- ------------------------
                                            2017          2016           2017           2017         2016
                                        -----------   -----------   --------------- -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).......... $    74,322   $  (244,034)     $  2,940     $   263,793  $   631,698
 Net realized gain (loss)..............   2,568,360     1,766,506         2,289      (1,352,809)  (1,564,937)
 Net change in unrealized appreciation
   (depreciation) of investments.......   5,945,748       108,094         6,922       1,934,670    2,469,760
                                        -----------   -----------      --------     -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations...........   8,588,430     1,630,566        12,151         845,654    1,536,521
                                        -----------   -----------      --------     -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.   3,889,881     4,335,511       150,745       5,625,118    6,285,199
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net...............  (1,431,236)   (2,849,661)      161,462      (2,159,224)  (3,409,676)
 Redemptions for contract benefits and
   terminations........................  (3,752,794)   (3,298,340)         (311)     (8,211,251)  (8,967,127)
 Contract maintenance charges..........     (45,803)      (48,003)          (34)        (63,378)     (75,050)
 Adjustments to net assets allocated
   to contracts in payout period.......          --            --            --          30,572       27,761
                                        -----------   -----------      --------     -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions........................  (1,339,952)   (1,860,493)      311,862      (4,778,163)  (6,138,893)
                                        -----------   -----------      --------     -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A..................          --            --            10         (30,571)     (27,768)
                                        -----------   -----------      --------     -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS..   7,248,478      (229,927)      324,023      (3,963,080)  (4,630,140)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD................................  43,951,041    44,180,968            --      87,469,289   92,099,429
                                        -----------   -----------      --------     -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD.... $51,199,519   $43,951,041      $324,023     $83,506,209  $87,469,289
                                        ===========   ===========      ========     ===========  ===========

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)Units were made available on May 19, 2017.
(d)Charter/SM/ Moderate replaced Charter/SM/ International Moderate due to a fund merger on May 19, 2017.

                                    FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                           CHARTER/SM/ SMALL CAP      CHARTER/SM/ SMALL CAP     EQ/BLACKROCK BASIC VALUE
                                                  GROWTH*                    VALUE*                      EQUITY*
                                         ------------------------  --------------------------  --------------------------
                                             2017         2016         2017          2016          2017          2016
                                         -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   571,408  $  (505,041) $    165,931  $     68,588  $  1,135,548  $  1,840,230
 Net realized gain (loss)...............   3,793,106    2,762,754     8,748,369     4,799,198    47,019,863    38,634,294
 Net change in unrealized appreciation
   (depreciation) of investments........   4,529,639      723,263     1,983,893    17,950,301     2,105,178    67,078,776
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   8,894,153    2,980,976    10,898,193    22,818,087    50,260,589   107,553,300
                                         -----------  -----------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   2,084,545    2,082,419     4,746,708     4,825,599    63,486,481    63,162,316
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (1,274,092)  (2,269,641)   (5,529,711)   (4,923,135)  (26,609,802)  (14,207,342)
 Redemptions for contract benefits and
   terminations.........................  (3,109,250)  (2,880,895)   (8,798,598)   (7,151,601)  (54,350,418)  (45,578,112)
 Contract maintenance charges...........     (22,941)     (25,422)      (63,977)      (68,267)     (454,610)     (469,659)
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (2,321,738)  (3,093,539)   (9,645,578)   (7,317,404)  (17,928,349)    2,907,203
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................        (511)        (223)       (5,010)       (1,159)          596         5,397
                                         -----------  -----------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...   6,571,904     (112,786)    1,247,605    15,499,524    32,332,836   110,465,900
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  40,462,098   40,574,884   117,415,215   101,915,691   759,184,937   648,719,037
                                         -----------  -----------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $47,034,002  $40,462,098  $118,662,820  $117,415,215  $791,517,773  $759,184,937
                                         ===========  ===========  ============  ============  ============  ============

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                             EQ/CAPITAL GUARDIAN
                                                  RESEARCH*              EQ/COMMON STOCK INDEX*          EQ/CORE BOND INDEX*
                                         --------------------------  ------------------------------  --------------------------
                                             2017          2016           2017            2016           2017          2016
                                         ------------  ------------  --------------  --------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ (1,107,127) $   (800,291) $    2,916,262  $    8,328,931  $    396,827  $    315,453
 Net realized gain (loss)...............   31,022,481    13,814,289     125,333,021     102,074,741      (158,872)      380,375
 Net change in unrealized appreciation
   (depreciation) of investments........   15,313,699       (11,038)    277,688,022     102,914,685         6,240      (608,724)
                                         ------------  ------------  --------------  --------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   45,229,053    13,002,960     405,937,305     213,318,357       244,195        87,104
                                         ------------  ------------  --------------  --------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..    8,380,905     8,269,130      54,182,261      49,530,483    11,174,239    12,734,212
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (5,120,694)   (6,868,030)    (38,238,925)    (61,066,678)   (1,638,708)      623,560
 Redemptions for contract benefits and
   terminations.........................  (15,867,848)  (13,837,797)   (192,123,806)   (170,287,628)   (9,886,421)   (9,953,669)
 Contract maintenance charges...........      (78,559)      (86,195)     (1,060,375)     (1,132,370)      (88,431)      (98,153)
 Adjustments to net assets allocated to
   contracts in payout period...........           --            --        (475,811)        424,208            --            --
                                         ------------  ------------  --------------  --------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (12,686,196)  (12,522,892)   (177,716,656)   (182,531,985)     (439,321)    3,305,950
                                         ------------  ------------  --------------  --------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................           --            (5)      1,557,842       1,654,388            --            --
                                         ------------  ------------  --------------  --------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...   32,542,857       480,063     229,778,491      32,440,760      (195,126)    3,393,054
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  194,101,289   193,621,226   2,212,106,698   2,179,665,938   114,334,250   110,941,196
                                         ------------  ------------  --------------  --------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $226,644,146  $194,101,289  $2,441,885,189  $2,212,106,698  $114,139,124  $114,334,250
                                         ============  ============  ==============  ==============  ============  ============

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                           EQ/EMERGING MARKETS
                                               EQUITY PLUS*            EQ/EQUITY 500 INDEX*         EQ/GLOBAL BOND PLUS*
                                         -----------------------  ------------------------------  ------------------------
                                             2017        2016          2017            2016           2017         2016
                                         -----------  ----------  --------------  --------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    (5,623) $  (16,402) $    2,973,398  $    4,790,582  $  (652,109) $   332,329
 Net realized gain (loss)...............     889,170    (414,549)     81,304,527      73,391,059   (1,202,398)  (1,210,371)
 Net change in unrealized appreciation
   (depreciation) of investments........   1,568,998     769,817     179,041,314      39,258,111    3,677,952      753,218
                                         -----------  ----------  --------------  --------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   2,452,545     338,866     263,319,239     117,439,752    1,823,445     (124,824)
                                         -----------  ----------  --------------  --------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   2,338,866   1,214,285     129,018,191     101,906,147    3,980,533    4,644,690
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   3,251,031     469,514      22,851,580      12,115,510     (374,976)  (3,839,173)
 Redemptions for contract benefits and
   terminations.........................    (637,739)   (250,037)    (99,805,214)    (80,957,185)  (5,704,674)  (6,063,817)
 Contract maintenance charges...........      (6,576)     (4,596)       (855,087)       (749,331)     (33,851)     (41,369)
 Adjustments to net assets allocated to
   contracts in payout period...........          --          --        (315,687)         86,745           --           --
                                         -----------  ----------  --------------  --------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   4,945,582   1,429,166      50,893,783      32,401,886   (2,132,968)  (5,299,669)
                                         -----------  ----------  --------------  --------------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --          --         315,701         (86,736)          --           --
                                         -----------  ----------  --------------  --------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   7,398,127   1,768,032     314,528,723     149,754,902     (309,523)  (5,424,493)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................   5,741,763   3,973,731   1,322,901,221   1,173,146,319   54,209,532   59,634,025
                                         -----------  ----------  --------------  --------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $13,139,890  $5,741,763  $1,637,429,944  $1,322,901,221  $53,900,009  $54,209,532
                                         ===========  ==========  ==============  ==============  ===========  ===========

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                              EQ/INTERMEDIATE           EQ/INTERNATIONAL
                                             GOVERNMENT BOND*             EQUITY INDEX*           EQ/INVESCO COMSTOCK*
                                         ------------------------  --------------------------  --------------------------
                                             2017         2016         2017          2016          2017          2016
                                         -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (247,683) $  (361,320) $  5,041,947  $  4,811,449  $   (568,930) $  1,310,930
 Net realized gain (loss)...............     128,388      430,043     1,233,807    (6,060,733)    4,907,826       849,284
 Net change in unrealized appreciation
   (depreciation) of investments........    (375,804)    (533,189)   67,009,456     3,831,903    14,161,347    14,060,961
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............    (495,099)    (464,466)   73,285,210     2,582,619    18,500,243    16,221,175
                                         -----------  -----------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   2,788,381    3,489,852    18,349,904    18,471,915     7,442,809     7,604,816
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (1,279,507)     689,166    (6,693,540)  (10,681,502)   (5,480,767)   (8,082,807)
 Redemptions for contract benefits and
   terminations.........................  (5,512,864)  (6,123,675)  (29,025,043)  (26,843,305)   (9,555,866)   (8,139,653)
 Contract maintenance charges...........     (40,712)     (47,005)     (206,090)     (225,153)      (55,418)      (57,206)
 Adjustments to net assets allocated to
   contracts in payout period...........      27,055       66,912      (168,793)       22,525            --            --
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (4,017,647)  (1,924,750)  (17,743,562)  (19,255,520)   (7,649,242)   (8,674,850)
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................     (29,596)     (70,313)      188,512       (16,135)           --            --
                                         -----------  -----------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...  (4,542,342)  (2,459,529)   55,730,160   (16,689,036)   10,851,001     7,546,325
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  58,311,560   60,771,089   345,977,668   362,666,704   117,520,669   109,974,344
                                         -----------  -----------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $53,769,218  $58,311,560  $401,707,828  $345,977,668  $128,371,670  $117,520,669
                                         ===========  ===========  ============  ============  ============  ============

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                             EQ/JPMORGAN VALUE          EQ/LARGE CAP GROWTH
                                               OPPORTUNITIES*                 INDEX*            EQ/LARGE CAP VALUE INDEX*
                                         -------------------------  --------------------------  ------------------------
                                             2017          2016         2017          2016          2017         2016
                                         ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (335,896) $  (154,232) $ (1,200,645) $   (475,645) $   541,745  $   587,198
 Net realized gain (loss)...............   21,328,202    5,727,773    20,842,004    20,170,085    6,908,964    6,140,404
 Net change in unrealized appreciation
   (depreciation) of investments........   (3,075,983)   9,397,815    41,220,378    (9,656,940)   1,843,359    3,114,645
                                         ------------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   17,916,323   14,971,356    60,861,737    10,037,500    9,294,068    9,842,247
                                         ------------  -----------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   14,867,470    7,890,189    23,752,452    18,307,834   10,015,843    8,010,676
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   25,680,475    5,594,729     5,276,821     1,357,895   (1,339,781)   2,311,621
 Redemptions for contract benefits and
   terminations.........................   (7,318,050)  (5,869,953)  (16,283,090)  (13,966,806)  (5,963,277)  (5,256,586)
 Contract maintenance charges...........      (55,483)     (48,520)     (178,823)     (152,731)     (64,578)     (57,105)
                                         ------------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   33,174,412    7,566,445    12,567,360     5,546,192    2,648,207    5,008,606
                                         ------------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................           --           --             4            --            7           (5)
                                         ------------  -----------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   51,090,735   22,537,801    73,429,101    15,583,692   11,942,282   14,850,848
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................   92,233,271   69,695,470   214,009,628   198,425,936   78,419,503   63,568,655
                                         ------------  -----------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $143,324,006  $92,233,271  $287,438,729  $214,009,628  $90,361,785  $78,419,503
                                         ============  ===========  ============  ============  ===========  ===========

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                            EQ/MFS INTERNATIONAL
                                                   GROWTH*                EQ/MID CAP INDEX*           EQ/MONEY MARKET*
                                         --------------------------  --------------------------  --------------------------
                                             2017          2016          2017          2016          2017          2016
                                         ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (480,885) $   (233,407) $ (1,898,126) $   (668,401) $   (544,021) $   (871,203)
 Net realized gain (loss)...............    8,061,270     1,571,869    95,840,615    61,992,412          (880)       (3,521)
 Net change in unrealized appreciation
   (depreciation) of investments........   25,867,052      (581,895)  (12,688,435)   24,482,729         3,046         3,512
                                         ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   33,447,437       756,567    81,254,054    85,806,740      (541,855)     (871,212)
                                         ------------  ------------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   16,837,976    14,157,235    57,965,631    46,338,609    61,617,069    58,065,847
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    5,840,966    (1,482,577)    8,309,255     7,067,368   (55,187,150)  (37,476,937)
 Redemptions for contract benefits and
   terminations.........................   (8,301,576)   (6,722,964)  (38,236,089)  (29,508,770)  (12,867,938)  (15,381,680)
 Contract maintenance charges...........     (105,833)      (86,053)     (332,065)     (300,546)      (87,466)      (98,441)
 Adjustments to net assets allocated to
   contracts in payout period...........           --            --            --            --        60,759        25,921
                                         ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   14,271,533     5,865,641    27,706,732    23,596,661    (6,464,726)    5,134,710
                                         ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................           --            --            --             4       (75,993)        1,161
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...   47,718,970     6,622,208   108,960,786   109,403,405    (7,082,574)    4,264,659
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  104,476,975    97,854,767   562,443,000   453,039,595    76,813,737    72,549,078
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $152,195,945  $104,476,975  $671,403,786  $562,443,000  $ 69,731,163  $ 76,813,737
                                         ============  ============  ============  ============  ============  ============

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                               EQ/OPPENHEIMER          EQ/PIMCO GLOBAL REAL
                                                   GLOBAL*                  RETURN*(E)         EQ/PIMCO ULTRA SHORT BOND*
                                         --------------------------  ------------------------  ------------------------
                                             2017          2016          2017         2016         2017          2016
                                         ------------  ------------  -----------  -----------  -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (982,511) $   (500,699) $    64,369  $   949,997  $     7,952   $  (219,996)
 Net realized gain (loss)...............    6,904,859     6,045,869       33,473      (24,174)      16,290      (239,245)
 Net change in unrealized appreciation
   (depreciation) of investments........   36,719,195    (6,595,912)     449,549      658,446      499,820     1,073,991
                                         ------------  ------------  -----------  -----------  -----------   -----------

 Net increase (decrease) in net assets
   resulting from operations............   42,641,543    (1,050,742)     547,391    1,584,269      524,062       614,750
                                         ------------  ------------  -----------  -----------  -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   18,183,866    17,018,069    6,482,529    4,582,640    7,360,897     7,043,519
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    3,403,099    (6,946,456)   5,868,389    3,048,011   (2,795,065)   (3,858,865)
 Redemptions for contract benefits and
   terminations.........................   (9,467,953)   (6,968,286)  (2,610,384)  (1,406,350)  (7,898,390)   (9,066,414)
 Contract maintenance charges...........     (108,091)      (89,776)     (19,891)     (14,635)     (54,709)      (65,495)
                                         ------------  ------------  -----------  -----------  -----------   -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   12,010,921     3,013,551    9,720,643    6,209,666   (3,387,267)   (5,947,255)
                                         ------------  ------------  -----------  -----------  -----------   -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................        1,351         2,552          217        3,788           --            --
                                         ------------  ------------  -----------  -----------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS...   54,653,815     1,965,361   10,268,251    7,797,723   (2,863,205)   (5,332,505)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  123,212,542   121,247,181   24,965,425   17,167,702   83,756,387    89,088,892
                                         ------------  ------------  -----------  -----------  -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $177,866,357  $123,212,542  $35,233,676  $24,965,425  $80,893,182   $83,756,387
                                         ============  ============  ===========  ===========  ===========   ===========

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(e)EQ/PIMCO Global Real Return replaced Charter/SM/ Real Assets due to a fund merger on May 19, 2017.

                                    FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                        EQ/SMALL COMPANY            EQ/T. ROWE PRICE
                                           EQ/QUALITY BOND PLUS*             INDEX*                   GROWTH STOCK*
                                         ------------------------  --------------------------  --------------------------
                                             2017         2016         2017          2016          2017          2016
                                         -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (80,965) $  (130,609) $   (555,579) $   (237,653) $ (6,536,489) $ (5,076,071)
 Net realized gain (loss)...............    (588,839)    (634,592)   31,484,448    17,485,560    83,047,197    38,060,834
 Net change in unrealized appreciation
   (depreciation) of investments........     792,327      783,424     4,003,930    27,173,803    62,254,757   (31,138,767)
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............     122,523       18,223    34,932,799    44,421,710   138,765,465     1,845,996
                                         -----------  -----------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   4,507,797    4,977,220    22,542,983    18,567,163    58,267,554    51,434,654
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (2,154,953)  (3,497,429)   (1,761,308)   (4,361,688)   13,997,903   (10,768,985)
 Redemptions for contract benefits and
   terminations.........................  (7,496,506)  (8,185,942)  (20,401,634)  (16,561,168)  (31,512,980)  (24,074,425)
 Contract maintenance charges...........     (57,208)     (70,063)     (148,160)     (139,976)     (326,164)     (281,652)
 Adjustments to net assets allocated to
   contracts in payout period...........     104,012       45,296            --            --            --            --
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (5,096,858)  (6,730,918)      231,881    (2,495,669)   40,426,313    16,309,592
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................    (104,008)     (45,300)           --            --        11,968         4,226
                                         -----------  -----------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...  (5,078,343)  (6,757,995)   35,164,680    41,926,041   179,203,746    18,159,814
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  85,026,350   91,784,345   277,603,906   235,677,865   427,482,977   409,323,163
                                         -----------  -----------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $79,948,007  $85,026,350  $312,768,586  $277,603,906  $606,686,723  $427,482,977
                                         ===========  ===========  ============  ============  ============  ============

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                         FIDELITY(R) VIP
                                                                          CONTRAFUND(R)        FIDELITY(R) VIP EQUITY-INCOME
                                          EQ/UBS GROWTH & INCOME*           PORTFOLIO                  PORTFOLIO
                                         ------------------------  --------------------------  ----------------------------
                                             2017         2016         2017          2016          2017           2016
                                         -----------  -----------  ------------  ------------   -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (382,117) $  (143,950) $ (1,753,039) $ (1,904,210) $    50,096    $   107,336
 Net realized gain (loss)...............   3,097,873    1,042,000    31,905,056    34,016,159      187,293        402,630
 Net change in unrealized appreciation
   (depreciation) of investments........   4,164,317    1,820,383    41,009,609   (10,763,335)   1,008,541        883,718
                                         -----------  -----------  ------------  ------------   -----------    -----------

 Net increase (decrease) in net assets
   resulting from operations............   6,880,073    2,718,433    71,161,626    21,348,614    1,245,930      1,393,684
                                         -----------  -----------  ------------  ------------   -----------    -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   2,858,975    2,777,997    48,619,817    47,132,714    2,008,081      1,918,940
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   1,477,529   (3,456,281)  (11,447,470)  (12,762,434)    (322,903)      (385,992)
 Redemptions for contract benefits and
   terminations.........................  (3,025,574)  (2,164,407)  (23,851,855)  (17,538,627)    (602,492)      (269,948)
 Contract maintenance charges...........     (16,935)     (17,307)     (250,570)     (230,983)     (13,290)       (11,836)
                                         -----------  -----------  ------------  ------------   -----------    -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   1,293,995   (2,859,998)   13,069,922    16,600,670    1,069,396      1,251,164
                                         -----------  -----------  ------------  ------------   -----------    -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --           --            (8)            7           --             --
                                         -----------  -----------  ------------  ------------   -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS...   8,174,068     (141,565)   84,231,540    37,949,291    2,315,326      2,644,848
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  34,164,191   34,305,756   349,178,854   311,229,563   10,327,819      7,682,971
                                         -----------  -----------  ------------  ------------   -----------    -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $42,338,259  $34,164,191  $433,410,394  $349,178,854  $12,643,145    $10,327,819
                                         ===========  ===========  ============  ============   ===========    ===========

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                          FIDELITY(R) VIP MID CAP    GOLDMAN SACHS VIT MID   INVESCO V.I. DIVERSIFIED
                                                 PORTFOLIO              CAP VALUE FUND             DIVIDEND FUND
                                         ------------------------  ------------------------  ------------------------
                                             2017         2016         2017         2016         2017         2016
                                         -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (315,657) $  (282,548) $  (386,034) $   (21,564) $   199,213  $    47,215
 Net realized gain (loss)...............   1,942,872    1,693,003    1,932,585   (2,455,772)   2,263,923      458,318
 Net change in unrealized appreciation
   (depreciation) of investments........   6,563,487    2,344,778    3,294,669    7,871,195      167,133    1,953,459
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   8,190,702    3,755,233    4,841,220    5,393,859    2,630,269    2,458,992
                                         -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   9,265,269    8,931,762    6,011,195    6,318,041   13,689,845    9,766,088
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (1,009,509)  (1,238,277)  (1,116,156)  (2,480,052)   2,268,593    5,133,054
 Redemptions for contract benefits and
   terminations.........................  (1,968,862)  (1,161,720)  (3,535,568)  (2,532,773)  (1,555,814)    (614,297)
 Contract maintenance charges...........     (56,992)     (49,829)     (30,700)     (29,878)     (43,745)     (18,376)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   6,229,906    6,481,936    1,328,771    1,275,338   14,358,879   14,266,469
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --        2,500           --        2,500           --           --
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  14,420,608   10,239,669    6,169,991    6,671,697   16,989,148   16,725,461
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  39,627,325   29,387,656   50,335,496   43,663,799   28,771,277   12,045,816
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $54,047,933  $39,627,325  $56,505,487  $50,335,496  $45,760,425  $28,771,277
                                         ===========  ===========  ===========  ===========  ===========  ===========

-----------
Theaccompanying notes are an integral part of these financial statements.

                                    FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                            INVESCO V.I. GLOBAL     INVESCO V.I. HIGH YIELD        INVESCO V.I.
                                             REAL ESTATE FUND                FUND            INTERNATIONAL GROWTH FUND
                                         ------------------------  ------------------------  ------------------------
                                             2017         2016         2017         2016         2017         2016
                                         -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ 1,657,915  $   177,063  $ 1,061,218  $   890,815  $    57,085  $    (6,006)
 Net realized gain (loss)...............   2,038,238    2,042,705     (304,406)    (599,622)   1,152,013      859,215
 Net change in unrealized appreciation
   (depreciation) of investments........   5,511,163   (1,989,877)     977,073    2,465,213   12,409,268   (1,939,378)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   9,207,316      229,891    1,733,885    2,756,406   13,618,366   (1,086,169)
                                         -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..  11,976,725   11,485,139    6,547,573    5,130,053   11,816,925   10,276,924
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (982,670)    (550,730)   1,322,856      181,090      277,688    1,766,455
 Redemptions for contract benefits and
   terminations.........................  (5,821,125)  (4,632,706)  (2,430,150)  (2,347,050)  (4,620,216)  (3,078,945)
 Contract maintenance charges...........     (46,678)     (44,535)     (25,579)     (24,144)     (48,717)     (42,040)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   5,126,252    6,257,168    5,414,700    2,939,949    7,425,680    8,922,394
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  14,333,568    6,487,059    7,148,585    5,696,355   21,044,046    7,836,225
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  77,853,087   71,366,028   34,050,959   28,354,604   61,123,634   53,287,409
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $92,186,655  $77,853,087  $41,199,544  $34,050,959  $82,167,680  $61,123,634
                                         ===========  ===========  ===========  ===========  ===========  ===========

-----------
Theaccompanying notes are an integral part of these financial statements.

                                    FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                           INVESCO V.I. MID CAP     INVESCO V.I. SMALL CAP
                                             CORE EQUITY FUND            EQUITY FUND             IVY VIP ENERGY
                                         ------------------------  -----------------------  ------------------------
                                             2017         2016         2017        2016         2017         2016
                                         -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (186,501) $  (205,256) $  (123,092) $ (108,263) $  (220,912) $  (523,834)
 Net realized gain (loss)...............     271,905    1,098,650      (26,150)    125,477   (2,073,922)  (5,289,644)
 Net change in unrealized appreciation
   (depreciation) of investments........   2,430,266      983,259    1,315,498     858,738   (5,837,753)  20,239,395
                                         -----------  -----------  -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   2,515,670    1,876,653    1,166,256     875,952   (8,132,587)  14,425,917
                                         -----------  -----------  -----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   2,697,251    2,315,263    1,059,933   1,108,008    7,685,291    7,477,625
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................     530,188      452,696     (391,343)   (405,822)     (65,486)   1,987,076
 Redemptions for contract benefits and
   terminations.........................  (1,899,858)  (1,077,316)    (723,038)   (770,586)  (3,803,131)  (2,802,208)
 Contract maintenance charges...........     (11,949)     (10,440)      (5,493)     (5,223)     (28,708)     (28,969)
                                         -----------  -----------  -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   1,315,632    1,680,203      (59,941)    (73,623)   3,787,966    6,633,524
                                         -----------  -----------  -----------  ----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --           --           --          --        3,231        4,349
                                         -----------  -----------  -----------  ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   3,831,302    3,556,856    1,106,315     802,329   (4,341,390)  21,063,790
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  18,352,990   14,796,134    9,537,247   8,734,918   60,338,654   39,274,864
                                         -----------  -----------  -----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $22,184,292  $18,352,990  $10,643,562  $9,537,247  $55,997,264  $60,338,654
                                         ===========  ===========  ===========  ==========  ===========  ===========

-----------
Theaccompanying notes are an integral part of these financial statements.

                                    FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                             IVY VIP HIGH INCOME       IVY VIP MID CAP GROWTH    IVY VIP SMALL CAP GROWTH
                                         --------------------------  --------------------------  ------------------------
                                             2017          2016          2017          2016          2017         2016
                                         ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  9,060,737  $ 10,558,587  $ (1,511,844) $ (1,188,954) $  (277,346) $  (240,321)
 Net realized gain (loss)...............   (3,849,120)   (5,014,402)    3,651,600     4,869,005      117,903     (223,749)
 Net change in unrealized appreciation
   (depreciation) of investments........    5,764,827    18,813,995    25,066,644     1,015,950    4,530,743      883,873
                                         ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   10,976,444    24,358,180    27,206,400     4,696,001    4,371,300      419,803
                                         ------------  ------------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   34,311,061    27,384,324    15,169,580    14,722,453    3,355,219    3,378,547
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    6,774,035    (6,405,265)       94,379     1,918,491       50,841   (2,978,916)
 Redemptions for contract benefits and
   terminations.........................  (15,861,297)  (13,048,919)   (7,873,847)   (5,649,050)  (1,267,429)  (1,323,748)
 Contract maintenance charges...........     (135,567)     (123,209)      (73,059)      (64,408)     (16,911)     (14,371)
                                         ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   25,088,232     7,806,931     7,317,053    10,927,486    2,121,720     (938,488)
                                         ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          962           740            (5)           --            6           (5)
                                         ------------  ------------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   36,065,638    32,165,851    34,523,448    15,623,487    6,493,026     (518,690)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  195,046,703   162,880,852   104,334,136    88,710,649   19,352,678   19,871,368
                                         ------------  ------------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $231,112,341  $195,046,703  $138,857,584  $104,334,136  $25,845,704  $19,352,678
                                         ============  ============  ============  ============  ===========  ===========

-----------
Theaccompanying notes are an integral part of these financial statements.

                                    FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                              LAZARD RETIREMENT
                                           EMERGING MARKETS EQUITY      MFS(R) INTERNATIONAL
                                                  PORTFOLIO                VALUE PORTFOLIO       MFS(R) INVESTORS TRUST SERIES
                                         --------------------------  --------------------------  ----------------------------
                                             2017          2016          2017          2016          2017           2016
                                         ------------  ------------  ------------  ------------   -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  1,260,666  $   (194,395) $    444,282  $   (156,728) $  (102,475)   $   (82,555)
 Net realized gain (loss)...............      315,567    (7,087,251)    9,477,178    13,854,024      577,676      1,542,873
 Net change in unrealized appreciation
   (depreciation) of investments........   44,133,882    33,067,003    72,365,429    (7,675,455)   2,473,320       (580,074)
                                         ------------  ------------  ------------  ------------   -----------    -----------

 Net increase (decrease) in net assets
   resulting from operations............   45,710,115    25,785,357    82,286,889     6,021,841    2,948,521        880,244
                                         ------------  ------------  ------------  ------------   -----------    -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   28,390,419    24,392,121    66,130,865    50,700,154    1,954,384      1,387,669
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    3,240,491    (2,355,934)   23,069,142    24,028,059      686,653       (172,889)
 Redemptions for contract benefits and
   terminations.........................  (12,060,414)   (8,416,068)  (20,762,218)  (14,546,592)  (1,231,275)      (792,842)
 Contract maintenance charges...........     (123,816)     (110,624)     (258,813)     (194,493)      (7,702)        (7,488)
                                         ------------  ------------  ------------  ------------   -----------    -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   19,446,680    13,509,495    68,178,976    59,987,128    1,402,060        414,450
                                         ------------  ------------  ------------  ------------   -----------    -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................           --            --         6,564            11          254             --
                                         ------------  ------------  ------------  ------------   -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS...   65,156,795    39,294,852   150,472,429    66,008,980    4,350,835      1,294,694
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  166,179,697   126,884,845   296,022,489   230,013,509   13,353,176     12,058,482
                                         ------------  ------------  ------------  ------------   -----------    -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $231,336,492  $166,179,697  $446,494,918  $296,022,489  $17,704,011    $13,353,176
                                         ============  ============  ============  ============   ===========    ===========

-----------
Theaccompanying notes are an integral part of these financial statements.

                                    FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                           MFS(R) MASSACHUSETTS
                                             INVESTORS GROWTH          MFS(R) TECHNOLOGY
                                              STOCK PORTFOLIO              PORTFOLIO           MFS(R) UTILITIES SERIES
                                         ------------------------  -------------------------  -------------------------
                                             2017         2016         2017          2016         2017          2016
                                         -----------  -----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (124,087) $  (100,616) $ (1,304,776) $  (817,480) $  3,124,733  $ 2,309,859
 Net realized gain (loss)...............     606,598    1,407,781    11,880,465    5,276,900    (4,145,720)  (1,950,404)
 Net change in unrealized appreciation
   (depreciation) of investments........   3,123,468     (817,482)   19,982,653      311,804    13,785,228    8,141,160
                                         -----------  -----------  ------------  -----------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   3,605,979      489,683    30,558,342    4,771,224    12,764,241    8,500,615
                                         -----------  -----------  ------------  -----------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   2,113,367    1,978,176    16,287,858   11,430,411    13,338,796   13,162,616
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (483,795)   1,402,495    16,143,386    5,785,593    (3,993,016)  (4,830,518)
 Redemptions for contract benefits and
   terminations.........................  (1,450,463)    (820,888)   (6,363,053)  (4,698,603)   (7,474,142)  (6,286,201)
 Contract maintenance charges...........     (10,393)      (8,381)      (61,600)     (40,683)      (63,487)     (61,286)
                                         -----------  -----------  ------------  -----------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................     168,716    2,551,402    26,006,591   12,476,718     1,808,151    1,984,611
                                         -----------  -----------  ------------  -----------  ------------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --           --             4           --            --           --
                                         -----------  -----------  ------------  -----------  ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   3,774,695    3,041,085    56,564,937   17,247,942    14,572,392   10,485,226
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  13,608,879   10,567,794    74,592,679   57,344,737    96,899,625   86,414,399
                                         -----------  -----------  ------------  -----------  ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $17,383,574  $13,608,879  $131,157,616  $74,592,679  $111,472,017  $96,899,625
                                         ===========  ===========  ============  ===========  ============  ===========

-----------
Theaccompanying notes are an integral part of these financial statements.

                                    FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                MULTIMANAGER              MULTIMANAGER CORE        MULTIMANAGER MID CAP
                                             AGGRESSIVE EQUITY*                 BOND*                     GROWTH*
                                         --------------------------  --------------------------  ------------------------
                                             2017          2016          2017          2016          2017         2016
                                         ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ (4,497,565) $ (1,980,267) $    984,023  $  1,035,625  $  (967,317) $  (815,213)
 Net realized gain (loss)...............   38,856,445    29,434,849    (1,203,565)   (1,253,178)   5,758,467      (34,598)
 Net change in unrealized appreciation
   (depreciation) of investments........  121,032,580   (14,510,194)    2,220,148     1,933,362   11,959,727    4,322,323
                                         ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............  155,391,460    12,944,388     2,000,606     1,715,809   16,750,877    3,472,512
                                         ------------  ------------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..    9,423,534    10,008,513     9,582,342    10,236,424    2,672,503    2,830,047
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (15,403,935)  (21,096,825)   (3,634,337)   (4,851,970)  (1,702,051)  (3,829,791)
 Redemptions for contract benefits and
   terminations.........................  (50,472,611)  (43,799,656)  (11,285,722)  (10,909,949)  (5,246,028)  (5,810,587)
 Contract maintenance charges...........     (372,113)     (400,747)      (74,599)      (93,229)     (35,973)     (38,429)
 Adjustments to net assets allocated to
   contracts in payout period...........     (128,998)      103,964            --            --           --           --
                                         ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (56,954,123)  (55,184,751)   (5,412,316)   (5,618,724)  (4,311,549)  (6,848,760)
                                         ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................       57,558        66,153            --            (4)          --           --
                                         ------------  ------------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   98,494,895   (42,174,210)   (3,411,710)   (3,902,919)  12,439,328   (3,376,248)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  556,502,867   598,677,077   116,536,943   120,439,862   69,570,476   72,946,724
                                         ------------  ------------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $654,997,762  $556,502,867  $113,125,233  $116,536,943  $82,009,804  $69,570,476
                                         ============  ============  ============  ============  ===========  ===========

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                           MULTIMANAGER MID CAP           MULTIMANAGER         OPPENHEIMER MAIN STREET
                                                  VALUE*                   TECHNOLOGY*               FUND(R)/VA
                                         ------------------------  --------------------------  ----------------------
                                             2017         2016         2017          2016         2017        2016
                                         -----------  -----------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (287,707) $  (131,502) $ (2,205,170) $ (1,833,255) $   (2,256) $   (6,896)
 Net realized gain (loss)...............   3,339,589    3,149,915    29,077,058    18,307,549      88,353     429,474
 Net change in unrealized appreciation
   (depreciation) of investments........   1,185,354    5,745,210    26,103,108    (6,122,208)    636,464     (68,519)
                                         -----------  -----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from operations............   4,237,236    8,763,623    52,974,996    10,352,086     722,561     354,059
                                         -----------  -----------  ------------  ------------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   1,949,479    1,978,905     7,646,434     6,934,821   1,410,314   1,044,219
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (2,245,208)  (2,319,701)     (270,266)   (9,781,104)    169,649     167,475
 Redemptions for contract benefits and
   terminations.........................  (4,763,981)  (4,876,964)  (13,097,270)  (11,287,740)   (264,647)   (147,655)
 Contract maintenance charges...........     (28,269)     (31,149)      (88,755)      (86,131)     (5,806)     (3,927)
                                         -----------  -----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (5,087,979)  (5,248,909)   (5,809,857)  (14,220,154)  1,309,510   1,060,112
                                         -----------  -----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --           --             5            --          --          --
                                         -----------  -----------  ------------  ------------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS...    (850,743)   3,514,714    47,165,144    (3,868,068)  2,032,071   1,414,171
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  57,202,080   53,687,366   144,911,175   148,779,243   4,187,339   2,773,168
                                         -----------  -----------  ------------  ------------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD..... $56,351,337  $57,202,080  $192,076,319  $144,911,175  $6,219,410  $4,187,339
                                         ===========  ===========  ============  ============  ==========  ==========

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                  PIMCO
                                         COMMODITYREALRETURN(R)         TARGET 2015
                                           STRATEGY PORTFOLIO           ALLOCATION*         TARGET 2025 ALLOCATION*
                                         ----------------------  ------------------------  ------------------------
                                            2017        2016         2017         2016         2017         2016
                                         ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  727,500  $  (10,033) $    19,498  $    43,206  $   222,939  $   149,482
 Net realized gain (loss)...............   (788,660)   (872,688)     155,739      119,579    1,655,436      665,183
 Net change in unrealized appreciation
   (depreciation) of investments........    166,484   1,679,043    1,918,389      798,698    7,225,526    2,665,042
                                         ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............    105,324     796,322    2,093,626      961,483    9,103,901    3,479,707
                                         ----------  ----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..  1,538,663   1,445,752    3,177,324    2,483,111   12,827,720    7,527,022
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (27,152)   (154,477)  (1,902,491)  (1,373,328)   1,659,871   (1,183,865)
 Redemptions for contract benefits and
   terminations.........................   (401,056)   (257,282)  (4,427,691)  (2,729,050)  (5,815,647)  (3,359,079)
 Contract maintenance charges...........     (6,680)     (6,863)     (11,823)     (12,652)     (47,255)     (45,010)
                                         ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  1,103,775   1,027,130   (3,164,681)  (1,631,919)   8,624,689    2,939,068
                                         ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................         --          --           --           --        6,641           --
                                         ----------  ----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  1,209,099   1,823,452   (1,071,055)    (670,436)  17,735,231    6,418,775
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  7,015,673   5,192,221   22,286,376   22,956,812   60,165,747   53,746,972
                                         ----------  ----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $8,224,772  $7,015,673  $21,215,321  $22,286,376  $77,900,978  $60,165,747
                                         ==========  ==========  ===========  ===========  ===========  ===========

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                          TARGET 2035 ALLOCATION*   TARGET 2045 ALLOCATION*  TARGET 2055 ALLOCATION*
                                         ------------------------  ------------------------  ----------------------
                                             2017         2016         2017         2016        2017        2016
                                         -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   206,312  $   127,382  $   176,870  $   110,201  $   44,007  $   17,647
 Net realized gain (loss)...............   1,598,377      547,956    1,473,053      647,109     101,657     128,059
 Net change in unrealized appreciation
   (depreciation) of investments........   8,896,114    3,033,540    8,565,358    2,779,050     859,437      49,879
                                         -----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from operations............  10,700,803    3,708,878   10,215,281    3,536,360   1,005,101     195,585
                                         -----------  -----------  -----------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..  12,811,336    8,868,499   10,555,810    8,767,332   3,396,069   1,898,137
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................       3,419   (1,040,217)    (685,547)  (1,390,988)    650,859     648,210
 Redemptions for contract benefits and
   terminations.........................  (3,133,152)  (2,471,705)  (2,641,530)  (1,772,408)   (165,228)    (45,742)
 Contract maintenance charges...........     (74,516)     (72,353)     (99,301)     (94,460)    (19,404)     (8,725)
                                         -----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   9,607,087    5,284,224    7,129,432    5,509,476   3,862,296   2,491,880
                                         -----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          (4)           4           --           --         100         393
                                         -----------  -----------  -----------  -----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS...  20,307,886    8,993,106   17,344,713    9,045,836   4,867,497   2,687,858
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  60,699,986   51,706,880   52,168,691   43,122,855   3,225,979     538,121
                                         -----------  -----------  -----------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD..... $81,007,872  $60,699,986  $69,513,404  $52,168,691  $8,093,476  $3,225,979
                                         ===========  ===========  ===========  ===========  ==========  ==========

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                        TEMPLETON GLOBAL          VANECK VIP GLOBAL
                                          BOND VIP FUND           HARD ASSETS FUND
                                    ------------------------  ------------------------
                                        2017         2016         2017         2016
                                    -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $  (719,171) $  (597,144) $  (288,786) $  (184,703)
 Net realized gain (loss)..........    (715,478)  (2,042,441)    (182,265)  (4,033,398)
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................   1,737,902    3,796,656     (370,049)  11,213,758
                                    -----------  -----------  -----------  -----------

 Net increase (decrease) in net
   assets resulting from operations     303,253    1,157,071     (841,100)   6,995,657
                                    -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................  12,723,430   12,347,109    2,797,284    2,737,396
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net  (1,917,196)  (2,002,781)  (1,301,139)   2,521,413
 Redemptions for contract benefits
   and terminations................  (3,556,907)  (2,115,960)  (2,124,384)  (1,683,385)
 Contract maintenance charges......     (64,445)     (61,241)     (10,418)     (10,905)
                                    -----------  -----------  -----------  -----------

 Net increase (decrease) in net
   assets resulting from
   contractowners transactions.....   7,184,882    8,167,127     (638,657)   3,564,519
                                    -----------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A..............          --        1,900          477           --
                                    -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET
 ASSETS............................   7,488,135    9,326,098   (1,479,280)  10,560,176
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  56,676,955   47,350,857   25,817,573   15,257,397
                                    -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD $64,165,090  $56,676,955  $24,338,293  $25,817,573
                                    ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

The change in units outstanding for the years ended December 31, 2017 and 2016 were as follows:

                                                        2017                        2016
                                             --------------------------  --------------------------
                                                                 NET                         NET
                                              UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                             ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                               SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                               ------------- ------- -------- ---------- ------- -------- ----------

1290 VT DOUBLELINE DYNAMIC
 ALLOCATION...................      B           33      (10)       23       38      (17)       21

1290 VT DOUBLELINE
 OPPORTUNISTIC BOND...........      B           42       (7)       35       21       (2)       19

1290 VT EQUITY INCOME.........      B           58      (83)      (25)      65     (100)      (35)

1290 VT GAMCO MERGERS &
 ACQUISITIONS.................      B           13      (22)       (9)      15      (26)      (11)

1290 VT GAMCO SMALL COMPANY
 VALUE........................      B          462     (357)      105      470     (353)      117

1290 VT HIGH YIELD BOND.......      B           49      (14)       35       42      (19)       23

1290 VT SMALL CAP VALUE.......      B           13       (2)       11        2       --         2

1290 VT SMARTBETA EQUITY......      B            8       (1)        7        3       --         3

1290 VT SOCIALLY RESPONSIBLE..      B           44      (43)        1       35      (45)      (10)

ALL ASSET GROWTH-ALT 20.......      B          165      (69)       96       76      (63)       13

AMERICAN CENTURY VP MID CAP
 VALUE FUND...................   CLASS II      132      (29)      103      106      (25)       81

AMERICAN FUNDS INSURANCE
 SERIES(R) BOND FUND/SM/......   CLASS 4       149      (78)       71      177      (62)      115

AXA 400 MANAGED VOLATILITY....      B           39      (26)       13       31      (10)       21

AXA 500 MANAGED VOLATILITY....      B           40      (24)       16       53      (36)       17

AXA 2000 MANAGED VOLATILITY...      B           24      (18)        6       23      (16)        7

AXA AGGRESSIVE ALLOCATION.....      B          386     (391)       (5)     427     (426)        1

AXA BALANCED STRATEGY.........      B           78      (89)      (11)     168      (90)       78

AXA CONSERVATIVE ALLOCATION...      B          102     (180)      (78)     140     (168)      (28)

AXA CONSERVATIVE GROWTH
 STRATEGY.....................      B           49      (30)       19       59      (36)       23

AXA CONSERVATIVE STRATEGY.....      B           20      (21)       (1)      29      (16)       13

AXA CONSERVATIVE-PLUS
 ALLOCATION...................      B          191     (200)       (9)     215     (240)      (25)

AXA GLOBAL EQUITY MANAGED
 VOLATILITY...................      B           98     (199)     (101)     117     (249)     (132)

AXA GROWTH STRATEGY...........      A           --       --        --       --       --        --

-----------
Theaccompanying notes are an integral part of these financial statements.

                                    FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                        2017                        2016
                                             --------------------------  --------------------------
                                                                 NET                         NET
                                              UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                             ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                               SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                               ------------- ------- -------- ---------- ------- -------- ----------

AXA INTERNATIONAL CORE
 MANAGED VOLATILITY...........       B         119      (181)     (62)     144      (207)     (63)

AXA INTERNATIONAL MANAGED
 VOLATILITY...................       B          29       (18)      11       20       (17)       3

AXA INTERNATIONAL VALUE
 MANAGED VOLATILITY...........       B          95      (179)     (84)     118      (193)     (75)

AXA LARGE CAP CORE MANAGED
 VOLATILITY...................       B          23       (32)      (9)      18       (35)     (17)

AXA LARGE CAP GROWTH MANAGED
 VOLATILITY...................       B         135      (307)    (172)     151      (354)    (203)

AXA LARGE CAP VALUE MANAGED
 VOLATILITY...................       A         186      (511)    (325)     220      (580)    (360)

1290 VT DOUBLELINE DYNAMIC
 ALLOCATION...................       B          33       (10)      23       38       (17)      21

AXA LARGE CAP VALUE MANAGED
 VOLATILITY...................       B          23       (70)     (47)      23       (90)     (67)

AXA MID CAP VALUE MANAGED
 VOLATILITY...................       B          98      (222)    (124)     113      (254)    (141)

AXA MODERATE ALLOCATION.......       A         606    (1,480)    (874)     655    (1,588)    (933)
AXA MODERATE ALLOCATION.......       B         431      (437)      (6)     488      (438)      50

AXA MODERATE GROWTH STRATEGY..       B         146       (74)      72      134       (46)      88

AXA MODERATE-PLUS ALLOCATION..       B         641      (768)    (127)     698      (820)    (122)

AXA/AB DYNAMIC MODERATE GROWTH       B          29       (25)       4       39       (25)      14

AXA/AB SMALL CAP GROWTH.......       A          47      (105)     (58)      57      (125)     (68)
AXA/AB SMALL CAP GROWTH.......       B          41       (37)       4       50       (48)       2

AXA/CLEARBRIDGE LARGE CAP
 GROWTH.......................       B          54      (188)    (134)      86      (221)    (135)

AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY...................       B          82      (102)     (20)      94      (136)     (42)

AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY...........       B          18       (22)      (4)      20       (24)      (4)

AXA/FRANKLIN TEMPLETON
 ALLOCATION MANAGED VOLATILITY       B          72       (92)     (20)      76      (122)     (46)

AXA/JANUS ENTERPRISE..........       B         176      (191)     (15)     199      (261)     (62)

AXA/LOOMIS SAYLES GROWTH......       B          96       (57)      39      122       (59)      63

AXA/MUTUAL LARGE CAP EQUITY
 MANAGED VOLATILITY...........       B          13       (27)     (14)      15       (29)     (14)

AXA/TEMPLETON GLOBAL EQUITY
 MANAGED VOLATILITY...........       B          41       (52)     (11)      50       (68)     (18)

CHARTER/SM/ MODERATE..........       B           3        --        3       --        --       --

-----------
Theaccompanying notes are an integral part of these financial statements.

                                    FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                           2017                         2016
                                               ---------------------------  ---------------------------
                                                                    NET                          NET
                                                UNITS   UNITS     INCREASE   UNITS   UNITS     INCREASE
                                               ISSUED  REDEEMED  (DECREASE) ISSUED  REDEEMED  (DECREASE)
                                 SHARE CLASS** (000'S) (000'S)    (000'S)   (000'S) (000'S)    (000'S)
                               --------------- ------- --------  ---------- ------- --------  ----------

CHARTER/SM/ MULTI-SECTOR BOND.        A             32      (58)     (26)        34      (65)     (31)
CHARTER/SM/ MULTI-SECTOR BOND.        B             35      (41)      (6)        38      (45)      (7)

CHARTER/SM/ SMALL CAP GROWTH..        B             33      (46)     (13)        26      (47)     (21)
CHARTER/SM/ SMALL CAP VALUE...        B             33      (68)     (35)        32      (67)     (35)

EQ/BLACKROCK BASIC VALUE
 EQUITY.......................        B            294     (345)     (51)       354     (323)      31

EQ/CAPITAL GUARDIAN RESEARCH..        B             66     (113)     (47)        63     (120)     (57)

EQ/COMMON STOCK INDEX.........        A            147     (458)    (311)       188     (558)    (370)
EQ/COMMON STOCK INDEX.........        B            137     (101)      36        134     (123)      11

EQ/CORE BOND INDEX............        B            165     (173)      (8)       181     (153)      28

EQ/EMERGING MARKETS EQUITY
 PLUS.........................        B             98      (45)      53         42      (24)      18

EQ/EQUITY 500 INDEX...........        A            245     (277)     (32)       302     (346)     (44)

1290 VT DOUBLELINE DYNAMIC
 ALLOCATION...................        B             33      (10)      23         38      (17)      21

EQ/EQUITY 500 INDEX...........        B            544     (195)     349        511     (218)     293

EQ/GLOBAL BOND PLUS...........        B             66      (86)     (20)        64     (107)     (43)

EQ/INTERMEDIATE GOVERNMENT
 BOND.........................        A             22      (37)     (15)        29      (47)     (18)
EQ/INTERMEDIATE GOVERNMENT
 BOND.........................        B             12      (22)     (10)        29      (20)       9

EQ/INTERNATIONAL EQUITY INDEX.        A            173     (275)    (102)       201     (322)    (121)
EQ/INTERNATIONAL EQUITY INDEX.        B             38      (54)     (16)        34      (73)     (39)

EQ/INVESCO COMSTOCK...........        B             58     (102)     (44)        69     (126)     (57)

EQ/JPMORGAN VALUE
 OPPORTUNITIES................        B            219      (71)     148        114      (69)      45

EQ/LARGE CAP GROWTH INDEX.....        B            291     (213)      78        275     (235)      40
EQ/LARGE CAP VALUE INDEX......        B            152     (129)      23        182     (131)      51

EQ/MFS INTERNATIONAL GROWTH...        B            173      (98)      75        137      (99)      38

EQ/MID CAP INDEX..............        B            453     (318)     135        454     (312)     142

EQ/MONEY MARKET...............        A         24,126  (24,115)      11     20,980  (20,803)     177
EQ/MONEY MARKET...............        B        194,929 (194,307)     622    153,516 (149,689)   3,827

EQ/OPPENHEIMER GLOBAL.........        B            193     (127)      66        185     (162)      23

-----------
Theaccompanying notes are an integral part of these financial statements.

                                    FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                          2017                        2016
                                               --------------------------  --------------------------
                                                                   NET                         NET
                                                UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                               ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                 SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                               --------------- ------- -------- ---------- ------- -------- ----------

EQ/PIMCO GLOBAL REAL RETURN...        B          157      (63)      94       118      (57)      61

EQ/PIMCO ULTRA SHORT BOND.....        A           --       --       --        --       --       --
EQ/PIMCO ULTRA SHORT BOND.....        B          110     (141)     (31)      105     (164)     (59)

EQ/QUALITY BOND PLUS..........        A           29      (52)     (23)       28      (61)     (33)
EQ/QUALITY BOND PLUS..........        B           21      (28)      (7)       28      (34)      (6)

EQ/SMALL COMPANY INDEX........        B          139     (137)       2       141     (148)      (7)

EQ/T. ROWE PRICE GROWTH STOCK.        B          467     (292)     175       458     (367)      91

EQ/UBS GROWTH & INCOME........        B           44      (36)       8        45      (61)     (16)

FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO.................... SERVICE CLASS 2   317     (249)      68       366     (262)     104

FIDELITY(R) VIP EQUITY-INCOME
 PORTFOLIO.................... SERVICE CLASS 2    15       (9)       6        16       (8)       8

FIDELITY(R) VIP MID CAP
 PORTFOLIO.................... SERVICE CLASS 2    62      (27)      35        68      (25)      43

GOLDMAN SACHS VIT MID CAP
 VALUE FUND................... SERVICE SHARES     61      (51)      10        66      (61)       5

INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND................    SERIES II      109      (27)      82       102      (14)      88

INVESCO V.I. GLOBAL REAL
 ESTATE FUND..................    SERIES II      127      (94)      33       134      (93)      41

1290 VT DOUBLELINE DYNAMIC
 ALLOCATION...................        B           33      (10)      23        38      (17)      21

INVESCO V.I. HIGH YIELD FUND..    SERIES II       88      (44)      44        79      (54)      25

INVESCO V.I. INTERNATIONAL
 GROWTH FUND..................    SERIES II      140      (85)      55       143      (71)      72

INVESCO V.I. MID CAP CORE
 EQUITY FUND..................    SERIES II       28      (19)       9        28      (16)      12

INVESCO V.I. SMALL CAP EQUITY
 FUND.........................    SERIES II       10      (10)      --        13      (12)       1

IVY VIP ENERGY................    CLASS II       215     (175)      40       238     (171)      67

IVY VIP HIGH INCOME...........    CLASS II       369     (210)     159       305     (252)      53

IVY VIP MID CAP GROWTH........    CLASS II       174     (124)      50       209     (125)      84

IVY VIP SMALL CAP GROWTH......    CLASS II        40      (29)      11        60      (69)      (9)

LAZARD RETIREMENT EMERGING
 MARKETS EQUITY PORTFOLIO..... SERVICE SHARES    476     (297)     179       475     (324)     151

MFS(R) INTERNATIONAL VALUE
 PORTFOLIO....................  SERVICE CLASS    609     (237)     372       587     (218)     369

-----------
Theaccompanying notes are an integral part of these financial statements.

                                    FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                  2017                        2016
                                                                       --------------------------  --------------------------
                                                                                           NET                         NET
                                                                        UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                       ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                         SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                       --------------- ------- -------- ---------- ------- -------- ----------

MFS(R) INVESTORS TRUST SERIES......................... SERVICE CLASS      21      (15)        6       19      (15)        4

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO. SERVICE CLASS      15      (15)       --       26      (12)       14

MFS(R) TECHNOLOGY PORTFOLIO........................... SERVICE CLASS     211     (120)       91      162     (102)       60

MFS(R) UTILITIES SERIES............................... SERVICE CLASS     116     (105)       11      145     (133)       12

MULTIMANAGER AGGRESSIVE EQUITY........................       A           162     (516)     (354)     198     (597)     (399)
MULTIMANAGER AGGRESSIVE EQUITY........................       B            13      (26)      (13)      17      (41)      (24)

MULTIMANAGER CORE BOND................................       B           111     (150)      (39)     113     (152)      (39)

MULTIMANAGER MID CAP GROWTH...........................       B            24      (48)      (24)      30      (70)      (40)
MULTIMANAGER MID CAP VALUE............................       B            16      (39)      (23)      18      (45)      (27)

MULTIMANAGER TECHNOLOGY...............................       B           124     (146)      (22)     102     (176)      (74)

OPPENHEIMER MAIN STREET FUND(R)/VA.................... SERVICE CLASS       9       (2)        7        8       (2)        6

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO....... ADVISOR CLASS      33      (16)       17       34      (17)       17

TARGET 2015 ALLOCATION................................       B            37      (60)      (23)      29      (43)      (14)

TARGET 2025 ALLOCATION................................       B           133      (73)       60       84      (60)       24

TARGET 2035 ALLOCATION................................       B           113      (47)       66       83      (44)       39

TARGET 2045 ALLOCATION................................       B            86      (37)       49       79      (37)       42

TARGET 2055 ALLOCATION................................       B            44       (8)       36       29       (3)       26

TEMPLETON GLOBAL BOND VIP FUND........................    CLASS 2        135      (73)       62      147      (72)       75

VANECK VIP GLOBAL HARD ASSETS FUND.................... CLASS S SHARES    150     (160)      (10)     213     (151)       62

-----------
The accompanying notes are an integral part of these financial statements. **Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
The -- on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

                                    FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account A ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 -- Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series(R), AXA Premier VIP Trust ("VIP"), EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Variable Insurance Portfolios, Lazard Retirement Series, Inc., MFS(R) Variable Insurance Trusts, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust and VanEck VIP Trust, (collectively, "the Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the Variable Investment Options listed below. The Account presents, for each of these Variable Investment Options, a Statement of Assets and Liabilities as of December 31, 2017, a Statement of Operations for the year or period ended December 31, 2017, and a Statement of Changes in Net Assets for the years or periods ended December 31, 2017 and 2016, except as otherwise indicated below:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
  .   Invesco V.I. Diversified Dividend Fund
  .   Invesco V.I. Global Real Estate Fund
  .   Invesco V.I. High Yield Fund
  .   Invesco V.I. International Growth Fund
  .   Invesco V.I. Mid Cap Core Equity Fund
  .   Invesco V.I. Small Cap Equity Fund

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  .   American Century VP Mid Cap Value Fund

     AMERICAN FUNDS INSURANCE SERIES(R)
  .   American Funds Insurance Series(R) Bond Fund/SM/

     AXA PREMIER VIP TRUST*
  .   AXA Aggressive Allocation
  .   AXA Conservative Allocation
  .   AXA Conservative-Plus Allocation
  .   AXA Moderate Allocation
  .   AXA Moderate-Plus Allocation
  .   Charter/SM/ Moderate
  .   Charter/SM/ Multi-Sector Bond
  .   Charter/SM/ Small Cap Growth
  .   Charter/SM/ Small Cap Value
  .   Target 2015 Allocation
  .   Target 2025 Allocation
  .   Target 2035 Allocation
  .   Target 2045 Allocation
  .   Target 2055 Allocation

     EQ ADVISORS TRUST*
  .   1290 VT DoubleLine Dynamic Allocation/(1)/
  .   1290 VT DoubleLine Opportunistic Bond/(2)/
  .   1290 VT Equity Income/(3)/
  .   1290 VT GAMCO Mergers & Acquisitions/(4)/
  .   1290 VT GAMCO Small Company Value/(5)/
  .   1290 VT High Yield Bond/(6)/
  .   1290 VT Small Cap Value/(7)/
  .   1290 VT SmartBeta Equity/(8)/
  .   1290 VT Socially Responsible
  .   All Asset Growth-Alt 20
  .   AXA 400 Managed Volatility
  .   AXA 500 Managed Volatility
  .   AXA 2000 Managed Volatility
  .   AXA Balanced Strategy
  .   AXA Conservative Growth Strategy
  .   AXA Conservative Strategy
  .   AXA Global Equity Managed Volatility
  .   AXA Growth Strategy
  .   AXA International Core Managed Volatility
  .   AXA International Managed Volatility
  .   AXA International Value Managed Volatility
  .   AXA Large Cap Core Managed Volatility
  .   AXA Large Cap Growth Managed Volatility
  .   AXA Large Cap Value Managed Volatility
  .   AXA Mid Cap Value Managed Volatility
  .   AXA Moderate Growth Strategy
  .   AXA/AB Dynamic Moderate Growth
  .   AXA/AB Small Cap Growth
  .   AXA/ClearBridge Large Cap Growth
  .   AXA/Franklin Balanced Managed Volatility
  .   AXA/Franklin Small Cap Value Managed Volatility
  .   AXA/Franklin Templeton Allocation Managed Volatility
  .   AXA/Janus Enterprise
  .   AXA/Loomis Sayles Growth
  .   AXA/Mutual Large Cap Equity Managed Volatility

                                    FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

1. Organization (Continued)

  .   AXA/Templeton Global Equity Managed Volatility
  .   EQ/BlackRock Basic Value Equity
  .   EQ/Capital Guardian Research
  .   EQ/Common Stock Index
  .   EQ/Core Bond Index
  .   EQ/Emerging Markets Equity PLUS
  .   EQ/Equity 500 Index
  .   EQ/Global Bond PLUS
  .   EQ/Intermediate Government Bond
  .   EQ/International Equity Index
  .   EQ/Invesco Comstock
  .   EQ/JPMorgan Value Opportunities
  .   EQ/Large Cap Growth Index
  .   EQ/Large Cap Value Index
  .   EQ/MFS International Growth
  .   EQ/Mid Cap Index
  .   EQ/Money Market
  .   EQ/Oppenheimer Global
  .   EQ/PIMCO Global Real Return
  .   EQ/PIMCO Ultra Short Bond
  .   EQ/Quality Bond PLUS
  .   EQ/Small Company Index
  .   EQ/T. Rowe Price Growth Stock
  .   EQ/UBS Growth & Income
  .   Multimanager Aggressive Equity
  .   Multimanager Core Bond
  .   Multimanager Mid Cap Growth
  .   Multimanager Mid Cap Value
  .   Multimanager Technology

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
  .   Fidelity(R) VIP Contrafund(R) Portfolio
  .   Fidelity(R) VIP Equity-Income Portfolio
  .   Fidelity(R) VIP Mid Cap Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
  .   Templeton Global Bond VIP Fund

     GOLDMAN SACHS VARIABLE INSURANCE TRUST
  .   Goldman Sachs VIT Mid Cap Value Fund

     IVY VARIABLE INSURANCE PORTFOLIOS
  .   Ivy VIP Energy
  .   Ivy VIP High Income
  .   Ivy VIP Mid Cap Growth
  .   Ivy VIP Small Cap Growth

     LAZARD RETIREMENT SERIES, INC.
  .   Lazard Retirement Emerging Markets Equity Portfolio

     MFS(R) VARIABLE INSURANCE TRUSTS
  .   MFS(R) International Value Portfolio
  .   MFS(R) Investors Trust Series
  .   MFS(R) Massachusetts Investors Growth Stock Portfolio
  .   MFS(R) Technology Portfolio
  .   MFS(R) Utilities Series

     OPPENHEIMER VARIABLE ACCOUNT FUNDS
  .   Oppenheimer Main Street Fund(R)/VA

     PIMCO VARIABLE INSURANCE TRUST
  .   PIMCO CommodityRealReturn(R) Strategy Portfolio

     VANECK VIP TRUST
  .   VanEck VIP Global Hard Assets Fund


-----------
   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

  (1)Formerly known as All Asset Moderate Growth-Alt 15.
  (2)Formerly known as AXA/DoubleLine Opportunistic Core Plus Bond.
  (3)Formerly known as EQ/Boston Advisors Equity Income.
  (4)Formerly known as EQ/GAMCO Mergers and Acquisitions.
  (5)Formerly known as EQ/GAMCO Small Company Value.
  (6)Formerly known as EQ/High Yield Bond.

  (7)Formerly known as AXA/Horizon Small Cap Value.
  (8)Formerly known as AXA SmartBeta Equity.

                                    FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

1. Organization (Concluded)

   The Account is used to fund benefits for variable annuities issued by AXA Equitable including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST(R) Contracts), individual tax-favored and non-qualified contracts (Variable Immediate Annuity Contracts) group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts ("Contracts").

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, and (2) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolio of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS:

   Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded on the trade date. Dividend income and and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss ) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent participant contributions under EQUI-VEST(R) Series 100 through 801, EQUI-VEST(R) Vantage Series 900, EQUI-VEST(R) Strategies Series 900 and 901, Momentum, Momentum Plus, EQUI-VEST(R) At Retirement, Variable

                                    FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

2. Significant Accounting Policies (Concluded)

   Immediate Annuity (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other contracts (Old Contracts, EQUIPLAN) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Payments received from Contractowners also include amounts applied to purchase contracts in payout(annuitization) period. Contractowners may allocate amounts in their individual accounts to Variable Investment Options, and/or to the guaranteed interest account, of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 48.

   Transfers between Variable Investment Options including the guaranteed interest account, net, represents amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 48. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to certain withdrawals under:

  .   EQUI-VEST(R) Series 100 through 801
  .   EQUI-VEST(R) Vantage Series 900
  .   EQUI-VEST(R) Strategies Series 900 and 901
  .   Momentum
  .   Momentum Plus
  .   Variable Immediate Annuity

   Administrative charges, if any, are included in Contract maintenance charges and are deducted annually from Contractowner accounts under:

  .   EQUI-VEST(R) Series 100 through 801
  .   EQUI-VEST(R) Strategies Series 900 and 901
  .   EQUIPLAN
  .   Old Contracts

   Administrative charges, if any, are included in Contract maintenance charges and are deducted quarterly from Contractowner accounts under Momentum and Momentum Plus. Under the Variable Immediate Annuity, an administrative charge of $350 is deducted when the contract is purchased.

   Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by AXA Equitable and may result in additional amounts being transferred into the variable annuity account by AXA Equitable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

   TAXES:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

                                    FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017


3. Fair Value Disclosures

   Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 -- Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

   Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4. Purchases and Sales of Portfolios

   The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2017 were as follows:

                                                   PURCHASES      SALES
                                                  ------------ ------------
1290 VT DoubleLine Dynamic Allocation............ $  4,598,675 $  1,436,031
1290 DoubleLine Opportunistic Bond...............    4,584,945      809,763
1290 VT Equity Income............................   21,535,415   18,092,715
1290 VT GAMCO Mergers & Acquisitions.............    3,014,569    3,523,121
1290 VT GAMCO Small Company Value................  230,468,275  129,843,022
1290 VT High Yield Bond..........................    6,131,620    1,727,842
1290 VT Small Cap Value..........................      823,965      228,868
1290 VT SmartBeta Equity.........................      850,955       83,111
1290 VT Socially Responsible.....................   14,743,200    7,328,365
All Asset Growth-Alt 20..........................   15,276,149   11,782,273
American Century VP Mid Cap Value Fund...........   30,292,391    7,074,754
American Funds Insurance Series(R) Bond Fund/SM/.   17,103,089    8,600,129
AXA 400 Managed Volatility.......................    9,016,693    5,555,500
AXA 500 Managed Volatility.......................    8,955,467    5,318,593
AXA 2000 Managed Volatility......................    5,120,868    3,683,271
AXA Aggressive Allocation........................  111,648,156   85,934,397
AXA Balanced Strategy............................   13,274,506   14,724,535
AXA Conservative Allocation......................   17,879,860   25,084,494
AXA Conservative Growth Strategy.................    6,947,889    4,395,738
AXA Conservative Strategy........................    2,418,708    2,529,569
AXA Conservative-Plus Allocation.................   37,936,438   32,301,115
AXA Global Equity Managed Volatility.............   30,761,980   56,736,274
AXA Growth Strategy..............................       41,331       34,698
AXA International Core Managed Volatility........   18,154,468   25,463,791
AXA International Managed Volatility.............    3,840,130    2,176,754
AXA International Value Managed Volatility.......   16,951,275   27,395,254
AXA Large Cap Core Managed Volatility............    6,342,869    5,903,937
AXA Large Cap Growth Managed Volatility..........   97,434,365   94,584,599
AXA Large Cap Value Managed Volatility...........   50,027,394  113,904,450
AXA Mid Cap Value Managed Volatility.............   64,480,643   67,853,244
AXA Moderate Allocation..........................  227,773,065  249,108,125
AXA Moderate Growth Strategy.....................   21,851,834   11,230,656

                                    FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

4. Purchases and Sales of Portfolios (Continued)

                                                       PURCHASES      SALES
                                                      ------------ ------------
AXA Moderate-Plus Allocation......................... $185,516,199 $153,768,407
AXA/AB Dynamic Moderate Growth.......................    4,175,643    3,487,283
AXA/AB Small Cap Growth..............................   61,167,341   54,131,081
AXA/ClearBridge Large Cap Growth.....................   29,604,400   38,151,581
AXA/Franklin Balanced Managed Volatility.............   13,830,159   15,673,459
AXA/Franklin Small Cap Value Managed Volatility......    4,865,858    3,921,214
AXA/Franklin Templeton Allocation Managed Volatility.   11,772,374   12,663,566
AXA/Janus Enterprise.................................   67,887,324   45,234,425
AXA/Loomis Sayles Growth.............................   26,000,858   15,403,766
AXA/Mutual Large Cap Equity Managed Volatility.......    3,813,760    4,599,203
AXA/Templeton Global Equity Managed Volatility.......    6,061,315    7,326,945
Charter/SM/ Moderate.................................      185,473        4,052
Charter/SM/ Multi-Sector Bond........................   10,497,752   15,042,693
Charter/SM/ Small Cap Growth.........................    8,157,777    8,894,409
Charter/SM/ Small Cap Value..........................    9,771,174   19,255,831
EQ/BlackRock Basic Value Equity......................  100,505,229  117,297,434
EQ/Capital Guardian Research.........................   27,965,135   29,789,151
EQ/Common Stock Index................................  147,585,524  321,071,100
EQ/Core Bond Index...................................   21,335,220   21,377,714
EQ/Emerging Markets Equity PLUS......................    9,615,272    4,389,766
EQ/Equity 500 Index..................................  276,249,900  208,629,273
EQ/Global Bond PLUS..................................    8,056,841   10,841,918
EQ/Intermediate Government Bond......................    5,660,705    9,924,935
EQ/International Equity Index........................   39,945,640   52,471,957
EQ/Invesco Comstock..................................   12,237,840   20,456,011
EQ/JPMorgan Value Opportunities......................   64,787,173   18,838,576
EQ/Large Cap Growth Index............................   59,718,188   37,210,879
EQ/Large Cap Value Index.............................   21,234,739   15,185,510
EQ/MFS International Growth..........................   38,450,345   19,627,825
EQ/Mid Cap Index.....................................  157,204,165   75,448,746
EQ/Money Market......................................  249,200,098  256,283,416
EQ/Oppenheimer Global................................   33,991,619   22,961,858
EQ/PIMCO Global Real Return..........................   16,393,669    6,868,372
EQ/PIMCO Ultra Short Bond............................   12,760,667   16,139,982
EQ/Quality Bond PLUS.................................    8,873,853   14,155,684
EQ/Small Company Index...............................   63,278,875   40,985,920
EQ/T. Rowe Price Growth Stock........................  154,480,829   71,818,734
EQ/UBS Growth & Income...............................   11,327,787    7,893,662
Fidelity(R) VIP Contrafund(R) Portfolio..............   88,754,852   56,437,032
Fidelity(R) VIP Equity-Income Portfolio..............    3,072,526    1,719,321
Fidelity(R) VIP Mid Cap Portfolio....................   13,574,687    5,625,836
Goldman Sachs VIT Mid Cap Value Fund.................   13,007,132    9,024,388
Invesco V.I. Diversified Dividend Fund...............   21,343,215    5,369,573
Invesco V.I. Global Real Estate Fund.................   23,496,221   15,246,798
Invesco V.I. High Yield Fund.........................   12,509,785    6,033,867
Invesco V.I. International Growth Fund...............   19,580,577   12,097,812
Invesco V.I. Mid Cap Core Equity Fund................    4,900,402    3,336,362
Invesco V.I. Small Cap Equity Fund...................    2,456,485    2,168,915
Ivy VIP Energy.......................................   23,340,330   19,770,926
Ivy VIP High Income..................................   70,067,856   35,918,032
Ivy VIP Mid Cap Growth...............................   29,500,171   20,172,556
Ivy VIP Small Cap Growth.............................    6,678,399    4,306,122
Lazard Retirement Emerging Markets Equity Portfolio..   55,815,411   35,108,065
MFS(R) International Value Portfolio.................  118,023,632   49,024,649

                                    FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

4. Purchases and Sales of Portfolios (Concluded)

                                                        PURCHASES     SALES
                                                       ----------- -----------
MFS(R) Investors Trust Series......................... $ 5,230,711 $ 3,315,091
MFS(R) Massachusetts Investors Growth Stock Portfolio.   4,357,682   3,486,893
MFS(R) Technology Portfolio...........................  61,485,083  34,381,746
MFS(R) Utilities Series...............................  24,497,400  19,564,516
Multimanager Aggressive Equity........................  31,175,097  92,592,336
Multimanager Core Bond................................  19,292,163  23,720,457
Multimanager Mid Cap Growth...........................  11,228,920  10,272,702
Multimanager Mid Cap Value............................   4,062,282   9,437,968
Multimanager Technology...............................  46,724,608  39,788,439
Oppenheimer Main Street Fund(R)/VA....................   2,094,828     699,048
PIMCO CommodityRealReturn(R) Strategy Portfolio.......   2,938,290   1,107,015
Target 2015 Allocation................................   6,172,203   8,776,560
Target 2025 Allocation................................  20,255,568  11,407,942
Target 2035 Allocation................................  17,801,148   7,987,753
Target 2045 Allocation................................  13,827,697   6,521,395
Target 2055 Allocation................................   4,834,132     927,827
Templeton Global Bond VIP Fund........................  15,805,826   9,145,514
VanEck VIP Global Hard Assets Fund....................   9,714,986  10,641,952

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT and VIP issue Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management and advisory services and other Portfolio expenses. Class A and Class B are also subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by the EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

   AXA Equitable Funds Management Group, LLC ("FMG LLC"), a wholly-owned subsidiary of AXA Equitable serves as investment manager of the Portfolios of EQAT and VIP. FMG LLC either (1) contracts with and oversees the activities of the investment sub-advisors with respect to the Portfolios and is responsible for retaining and discontinuing the services of those sub-advisors or (2) directly manages the Portfolios. FMG LLC receives management fees for services performed in its capacity as investment manager of the Portfolios of EQAT and VIP, and pays fees to the sub-advisors for sub-advisory services to the respective Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.46% to a high of 1.45% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.30% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the AXA/AB Dynamic Moderate Growth, AXA/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index and EQ/Small Company Index; as well as a portion of AXA Large Cap Value Managed Volatility, EQ/Emerging

                                    FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

5. Expenses and Related Party Transactions (Continued)

   Markets Equity PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network"). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with AXA Distributors.

   AXA Equitable serves as the transfer agent for EQAT and VIP.

6. Reorganizations

   In May 2017, pursuant to several Agreement and Plan of Reorganization and Termination, as approved by contractholders, certain Portfolios of EQ Advisors Trust (the "Surviving Portfolios") acquired the net assets of other Portfolios of AXA Premier VIP Trust and EQ Advisors Trust (the "Removed Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). For accounting purposes, these reorganizations were treated as a merger.

------------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                  SURVIVING PORTFOLIO
------------------------------------------------------------------------------------------
 MAY 19, 2017             AXA/PACIFIC GLOBAL                 1290 VT SMALL CAP VALUE
                          SMALL CAP VALUE
------------------------------------------------------------------------------------------
Shares -- Class B              84,551                            123,637
Value -- Class B          $      8.52                        $      9.87
Net Assets Before Merger  $   720,593                        $   499,670
Net Assets After Merger   $        --                        $ 1,220,263
Unrealized Loss           $    (7,624)
------------------------------------------------------------------------------------------
 MAY 19, 2017             ALL ASSET AGGRESSIVE-ALT 25        ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------
Shares -- Class B           1,074,899                          3,815,288
Value -- Class B          $     12.58                        $     20.09
Net Assets Before Merger  $13,524,308                        $63,106,868
Net Assets After Merger   $        --                        $76,631,176
Unrealized Gain           $   839,259
------------------------------------------------------------------------------------------
 MAY 19, 2017             CHARTER/SM/ INTERNATIONAL MODERATE CHARTER/SM/ MODERATE
------------------------------------------------------------------------------------------
Shares -- Class B              14,270                             13,526
Value -- Class B          $      9.74                        $     10.28
Net Assets Before Merger  $   138,993                        $        --
Net Assets After Merger   $        --                        $   138,993
Realized Gain             $     3,470
------------------------------------------------------------------------------------------
 MAY 19, 2017             CHARTER/SM/ REAL ASSETS            EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------
Shares -- Class B              28,588                          3,029,495
Value -- Class B          $      9.18                        $      9.86
Net Assets Before Merger  $   262,456                        $29,597,750
Net Assets After Merger   $        --                        $29,860,206
Realized Loss             $    (1,259)
------------------------------------------------------------------------------------------

   In 2016, there were no reorganizations within the Variable Investment Options of the Account.

                                    FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017


7. Asset-based Charges and Contractowner Charges

                                              MORTALITY AND                FINANCIAL
                                              EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                              ------------- -------------- ---------- -----
OLD CONTRACTS                                     0.58%          0.16%          --    0.74%
EQUIPLAN(R) CONTRACTS                             0.58%          0.16%          --    0.74%
EQUI-VEST(R) SERIES 100

EQ/Money Market,
EQ/Common Stock Index........................     0.56%          0.60%        0.24%   1.40%

All Other Funds..............................     0.50%          0.60%        0.24%   1.34%

MOMENTUM CONTRACTS

EQ/Money Market,
EQ/Common Stock Index........................     0.65%          0.60%        0.24%   1.49%

All Other Funds..............................     0.50%          0.60%        0.24%   1.34%

EQUI-VEST(R) SERIES 200

EQ/Money Market,
EQ/Common Stock Index........................     1.15%          0.25%          --    1.40%

All Other Funds..............................     1.09%          0.25%          --    1.34%

EQUI-VEST(R) SERIES 201

All Other Funds..............................     0.95%          0.25%          --    1.20%

EQUI-VEST(R) SERIES 300 AND 400 CONTRACTS

EQ/Money Market, EQ/Common Stock Index,
Multimanager Aggressive Equity and
AXA Moderate Alloocation.....................     1.10%          0.25%          --    1.35%

All Other Funds..............................     1.10%          0.24%          --    1.34%

MOMENTUM PLUS CONTRACTS                           1.10%          0.25%          --    1.35%
EQUI-VEST(R)SERIES 500 CONTRACTS                  1.20%          0.25%          --    1.45%
EQUI-VEST(R) AT RETIREMENT

1.30% All Funds..............................     0.80%          0.50%          --    1.30%

1.25% All Funds..............................     0.75%          0.50%          --    1.25%

EQUI-VEST(R)SERIES 600 AND 800 CONTRACTS          0.95%          0.25%          --    1.20%
EQUI-VEST(R) VANTAGE CONTRACTS

0.90% All Funds..............................     0.90%            --           --    0.90%

0.70% All Funds..............................     0.70%            --           --    0.70%

0.50% All Funds..............................     0.50%            --           --    0.50%

EQUI-VEST(R) STRATEGIES CONTRACTS SERIES 900

1.20% All Funds..............................     1.20%            --           --    1.20%

0.90% All Funds..............................     0.90%            --           --    0.90%

0.70% All Funds..............................     0.70%            --           --    0.70%

0.50% All Funds..............................     0.50%            --           --    0.50%

0.25% All Funds..............................     0.25%            --           --    0.25%

                                    FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Asset-based Charges and Contractowner Charges (Continued)

                                              MORTALITY AND                FINANCIAL
                                              EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                              ------------- -------------- ---------- -----
EQUI-VEST(R) STRATEGIES CONTRACTS SERIES 901

0.00% All Funds..............................     0.00%            --          --     0.00%
0.10% All Funds..............................     0.10%            --          --     0.10%
0.25% All Funds..............................     0.25%            --          --     0.25%
0.50% All Funds..............................     0.50%            --          --     0.50%
0.60% All Funds..............................     0.60%            --          --     0.60%
0.70% All Funds..............................     0.70%            --          --     0.70%
0.80% All Funds..............................     0.80%            --          --     0.80%
0.90% All Funds..............................     0.90%            --          --     0.90%
1.00% All Funds..............................     1.00%            --          --     1.00%
1.10% All Funds..............................     1.10%            --          --     1.10%
1.15% All Funds..............................     1.15%            --          --     1.15%

EQUI-VEST(R) EXPRESS SERIES 700 CONTRACTS         0.70%          0.25%         --     0.95%
EQUI-VEST(R) EXPRESS SERIES 701 CONTRACTS

1.10% All Funds..............................     0.85%          0.25%         --     1.10%

EQUI-VEST(R) SERIES 801 CONTRACTS

1.25% All Funds..............................     1.00%          0.25%         --     1.25%

VARIABLE IMMEDIATE ANNUITY

0.50% All Funds..............................     0.40%          0.10%         --     0.50%

   Under the terms of the Contracts, the aggregate of these asset charges and the charges of the Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUIVEST Series 100/200 and Momentum Contracts for EQ/Money Market, EQ/Common Stock Index, Multimanager Aggressive Equity and AXA Moderate Allocation Variable Investment Options and 1.00% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the "Cap"). Fees for advisory services in excess of the Cap are refunded to the Variable Investment Options from AXA Equitable's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   For EQUI-VEST(R) Series 100/200 and EQUI-VEST(R) Series 201 for participants of employer plans that are subject to the rules of the Teachers Retirement System of Texas as well as EQUI-VEST(R) Vantage and EQUI-VEST(R) Strategies Contracts under Optional Retirement Programs in Texas, the total Separate Account A annual expenses and total expenses of the Trust, when added together, are not permitted to exceed 2.75% (except for Multimanager Aggressive Equity, AXA Moderate Allocation, EQ/Common Stock Index and EQ/Money Market options in EQUI-VEST(R) series 200, which are not permitted to exceed 1.75%). Fees for advisory services in excess of the cap are refunded to the Variable Investment Options from AXA Equitable's general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   Included as part of "Contract Maintenance Charges" in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

                                    FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Asset-based Charges and Contractowner Charges (Continued)


   The table below lists all the fees charged by the Variable Investment Option assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                             WHEN CHARGE
               CHARGES                       IS DEDUCTED                          AMOUNT DEDUCTED
                -------                       -----------                          ---------------

Annual Administrative charge            Annual                  LOW - $0 depending on the product and account
                                                                value.

                                                                HIGH - Depending on account value, $50 if the
                                                                account value on the last business day of the
                                                                contract year is less than $100,000.

Withdrawal Charge                       At time of transaction  LOW - 5% of withdrawals or contributions made in the current and prior five participation years,
                                                                whichever is less.

                                                                HIGH - 7% of contributions withdrawn, declining by
                                                                1% each contract years following each contribution.

                                                                Exceptions and limitations may eliminate or reduce
                                                                the withdrawal charge.

Plan Loan charges                       At time of transaction  $25 set-up fee and $6.25 quarterly recordkeeping fee or $300 per plan (prorated on the first year).

Variable Immediate Annuity Payout       At time of transaction  $350 annuity administration fee
option

Charge for third-party transfer or      At time of transaction  $0 to $65
exchange

Enhanced death benefit charge           Participation date      0.15% of account value


Guaranteed Minimum Income Benefit                               0.65%


Guaranteed Withdrawal Benefit for Life                          LOW - 0.60% for single life option;
                                                                0.75% for joint life option

                                                                HIGH - 0.75% for single life;
                                                                0.90% for joint life

Sales Premium and Other Applicable                              Current tax charge varies by jurisdiction and ranges
Taxes                                                           from 0% to 3.5%



Guaranteed minimum death benefit                                STANDARD DEATH BENEFIT (AVAILABLE ONLY WITH
                                                                THE GUARANTEED MINIMUM INCOME BENEFIT) -
                                                                0.00%

                                                                GWBL STANDARD DEATH BENEFIT - 0.00%

                                                                ANNUAL RACHET TO AGE 85 - 0.25% of the
                                                                Annual Rachet to age 85 benefit base

                                                                GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL
                                                                RACHET TO AGE 85 - 0.60% of the greater of 6%
                                                                roll-up to age 85 benefit base, as applicable

                                                                GWBL ENHANCED DEATH BENEFIT - 0.30% of the
                                                                GWBL Enhance death benefit base

                  AMOUNT DEDUCTED                         HOW DEDUCTED
                   ---------------                         ------------

LOW - $0 depending on the product and account         Unit liquidation from
value.                                                account value

HIGH - Depending on account value, $50 if the         Unit liquidation from
account value on the last business day of the         account value
contract year is less than $100,000.

LOW - 5% of withdrawals or contributions made in      Unit liquidation from
the current and prior five participation years,       account value
whichever is less.

HIGH - 7% of contributions withdrawn, declining by 1% each contract years following each contribution.

Exceptions and limitations may eliminate or reduce the withdrawal charge.

$25 set-up fee and $6.25 quarterly recordkeeping      Unit liquidation from
fee or $300 per plan (prorated on the first year).    account value

$350 annuity administration fee                       Unit liquidation from
               account value

$0 to $65                                             Unit liquidation from
               account value

0.15% of account value                                Unit liquidation from
                                                      account value

0.65%                                                 Unit liquidation from
                                                      account value

LOW - 0.60% for single life option;
0.75% for joint life option

HIGH - 0.75% for single life;
0.90% for joint life

Current tax charge varies by jurisdiction and ranges  Deducted from the
from 0% to 3.5%                                       amount applied to
                                                      provide an annuity
                                                      payout option

STANDARD DEATH BENEFIT (AVAILABLE ONLY WITH           Unit liquidation from
THE GUARANTEED MINIMUM INCOME BENEFIT) -
0.00%

GWBL STANDARD DEATH BENEFIT - 0.00%

ANNUAL RACHET TO AGE 85 - 0.25% of the
Annual Rachet to age 85 benefit base

GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL
RACHET TO AGE 85 - 0.60% of the greater of 6% roll-up to age 85 benefit base, as applicable

GWBL ENHANCED DEATH BENEFIT - 0.30% of the
GWBL Enhance death benefit base

                                    FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Asset-based Charges and Contractowner Charges (Concluded)

                                        WHEN CHARGE
           CHARGES                      IS DEDUCTED                              AMOUNT DEDUCTED
            -------                     -----------                               ---------------

Personal Income Benefit Charge  Contract/Participation Date  1.00% of the Personal Income Benefit account
                                Anniversary                  value

Managed Account Service Fee     Quarterly                    The managed Account Service ("MAS") Advisory fee
                                                             is a quarterly fee that can be charged at an annual
                                                             rate of up to 0.60%. The amount of the fee may be
                                                             lower and varies among broker-dealers. The fee will
                                                             be deducted pro rata from the Non-Personal Income
                                                             Benefit variable investment options and guaranteed
                                                             interest option first, then from the account for special
                                                             dollar cost averaging. The MAS Advisory fee does not
                                                             apply to Personal Income Benefit related assets.

Wire Transfer Charge            At time of transaction       $90 for outgoing wire transfers


Express Mail Charge             At time of transaction       $35 for checks sent by express delivery


                    AMOUNT DEDUCTED                           HOW DEDUCTED
                     ---------------                           ------------

1.00% of the Personal Income Benefit account              Unit liquidation from
value                                                     account value

The managed Account Service ("MAS") Advisory fee          Unit liquidation from
is a quarterly fee that can be charged at an annual       account value
rate of up to 0.60%. The amount of the fee may be
lower and varies among broker-dealers. The fee will
be deducted pro rata from the Non-Personal Income
Benefit variable investment options and guaranteed
interest option first, then from the account for special
dollar cost averaging. The MAS Advisory fee does not
apply to Personal Income Benefit related assets.

$90 for outgoing wire transfers                           Unit liquidation from
                                                          account value

$35 for checks sent by express delivery                   Unit liquidation from
                                                          account value

8. Financial highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                    YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
2017  Lowest contract charge 0.50% Class B       $120.36          --                --          --        9.07%
      Highest contract charge 1.34% Class B      $115.72          --                --          --        8.15%
      All contract charges                            --          98           $11,438        0.62%         --
2016  Lowest contract charge 0.50% Class B       $110.35          --                --          --        8.06%
      Highest contract charge 1.34% Class B      $107.00          --                --          --        7.16%
      All contract charges                            --          75           $ 7,993        1.70%         --
2015  Lowest contract charge 0.50% Class B       $102.12          --                --          --       (4.20)%
      Highest contract charge 1.34% Class B      $ 99.85          --                --          --       (5.01)%
      All contract charges                            --          54           $ 5,512        0.98%         --
2014  Lowest contract charge 0.50% Class B       $106.60          --                --          --        1.91%
      Highest contract charge 1.34% Class B      $105.12          --                --          --        1.05%
      All contract charges                            --          30           $ 3,194        2.89%         --
2013  Lowest contract charge 0.50% Class B(a)    $104.60          --                --          --        3.87%
      Highest contract charge 1.34% Class B(a)   $104.03          --                --          --        3.33%
      All contract charges                            --           3           $   380        2.80%         --
1290 VT DOUBLELINE OPPORTUNISTIC BOND
2017  Lowest contract charge 0.50% Class B       $105.73          --                --          --        3.41%
      Highest contract charge 1.25% Class B      $103.65          --                --          --        2.64%
      All contract charges                            --          61           $ 6,425        2.18%         --
2016  Lowest contract charge 0.50% Class B       $102.24          --                --          --        4.35%
      Highest contract charge 1.25% Class B      $100.98          --                --          --        3.56%
      All contract charges                            --          26           $ 2,603        4.08%         --
2015  Lowest contract charge 0.50% Class B(d)    $ 97.98          --                --          --       (2.28)%
      Highest contract charge 1.25% Class B(d)   $ 97.51          --                --          --       (2.72)%
      All contract charges                            --           7           $   678        3.46%         --

                                    FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
1290 VT EQUITY INCOME
2017  Lowest contract charge 0.50% Class B       $241.94            --                --        --       15.26%
      Highest contract charge 1.45% Class B      $213.12            --                --        --       14.16%
      All contract charges                            --           544        $  117,542      1.67%         --
2016  Lowest contract charge 0.50% Class B       $209.90            --                --        --       12.42%
      Highest contract charge 1.45% Class B      $186.68            --                --        --       11.35%
      All contract charges                            --           569        $  107,751      2.00%         --
2015  Lowest contract charge 0.50% Class B       $186.71            --                --        --       (2.19)%
      Highest contract charge 1.45% Class B      $167.65            --                --        --       (3.13)%
      All contract charges                            --           604        $  102,239      1.58%         --
2014  Lowest contract charge 0.50% Class B       $190.90            --                --        --        8.13%
      Highest contract charge 1.45% Class B      $173.06            --                --        --        7.09%
      All contract charges                            --           630        $  109,337      1.56%         --
2013  Lowest contract charge 0.50% Class B       $176.55            --                --        --       31.10%
      Highest contract charge 1.45% Class B      $161.60            --                --        --       29.85%
      All contract charges                            --           649        $  105,279      2.16%         --
1290 VT GAMCO MERGERS & ACQUISITIONS
2017  Lowest contract charge 0.50% Class B       $179.58            --                --        --        5.65%
      Highest contract charge 1.45% Class B      $159.04            --                --        --        4.65%
      All contract charges                            --           107        $   17,240      0.16%         --
2016  Lowest contract charge 0.50% Class B       $169.97            --                --        --        7.16%
      Highest contract charge 1.45% Class B      $151.98            --                --        --        6.14%
      All contract charges                            --           116        $   17,653      0.01%         --
2015  Lowest contract charge 0.50% Class B       $158.62            --                --        --        2.10%
      Highest contract charge 1.34% Class B      $144.91            --                --        --        1.24%
      All contract charges                            --           127        $   18,277      0.00%         --
2014  Lowest contract charge 0.50% Class B       $155.35            --                --        --        1.13%
      Highest contract charge 1.34% Class B      $143.13            --                --        --        0.28%
      All contract charges                            --           141        $   20,188      0.00%         --
2013  Lowest contract charge 0.50% Class B       $153.61            --                --        --       10.43%
      Highest contract charge 1.45% Class B      $141.35            --                --        --        9.37%
      All contract charges                            --           149        $   21,110      0.42%         --
1290 VT GAMCO SMALL COMPANY VALUE
2017  Lowest contract charge 0.00% Class B       $139.36            --                --        --       16.09%
      Highest contract charge 1.45% Class B      $363.24            --                --        --       14.42%
      All contract charges                            --         2,891        $1,046,106      0.63%         --
2016  Lowest contract charge 0.00% Class B(f)    $120.04            --                --        --       36.95%
      Highest contract charge 1.45% Class B      $317.46            --                --        --       21.49%
      All contract charges                            --         2,786        $  878,428      0.52%         --
2015  Lowest contract charge 0.40% Class B       $144.27            --                --        --       (6.08)%
      Highest contract charge 1.45% Class B      $261.31            --                --        --       (7.07)%
      All contract charges                            --         2,669        $  692,281      0.54%         --
2014  Lowest contract charge 0.40% Class B       $153.61            --                --        --        2.66%
      Highest contract charge 1.45% Class B      $281.18            --                --        --        1.57%
      All contract charges                            --         2,576        $  717,726      0.28%         --
2013  Lowest contract charge 0.40% Class B       $149.63            --                --        --       38.56%
      Highest contract charge 1.45% Class B      $276.83            --                --        --       37.10%
      All contract charges                            --         2,476        $  678,585      0.28%         --
1290 VT HIGH YIELD BOND
2017  Lowest contract charge 0.50% Class B       $117.28            --                --        --        5.94%
      Highest contract charge 1.45% Class B(a)   $112.18            --                --        --        4.94%
      All contract charges                            --           113        $   12,965      5.57%         --
2016  Lowest contract charge 0.50% Class B       $110.70            --                --        --       11.17%
      Highest contract charge 1.34% Class B      $107.33            --                --        --       10.23%
      All contract charges                            --            78        $    8,523      6.19%         --

                                    FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
1290 VT HIGH YIELD BOND (CONTINUED)
2015  Lowest contract charge 0.50% Class B       $ 99.58           --               --          --        (3.57)%
      Highest contract charge 1.34% Class B      $ 97.37           --               --          --        (4.39)%
      All contract charges                            --           55          $ 5,403        7.01%          --
2014  Lowest contract charge 0.50% Class B(a)    $103.27           --               --          --         1.40%
      Highest contract charge 1.34% Class B      $101.84           --               --          --         0.54%
      All contract charges                            --           30          $ 3,131        5.58%          --
2013  Lowest contract charge 0.90% Class B(a)    $101.58           --               --          --         1.91%
      Highest contract charge 1.34% Class B(a)   $101.29           --               --          --         1.63%
      All contract charges                            --           10          $ 1,010        8.79%          --
1290 VT SMALL CAP VALUE(G)
2017  Lowest contract charge 0.50% Class B       $121.70           --               --          --        12.22%
      Highest contract charge 1.25% Class B      $119.30           --               --          --        11.37%
      All contract charges                            --           14          $ 1,709        0.81%          --
2016  Lowest contract charge 0.50% Class B       $108.45           --               --          --        23.63%
      Highest contract charge 1.25% Class B(d)   $107.12           --               --          --        22.70%
      All contract charges                            --            3          $   307        3.23%          --
2015  Lowest contract charge 0.50% Class B(d)    $ 87.72           --               --          --       (11.70)%
      Highest contract charge 1.20% Class B(d)   $ 87.33           --               --          --       (12.07)%
      All contract charges                            --            1          $    76        0.81%          --
1290 VT SMARTBETA EQUITY
2017  Lowest contract charge 0.50% Class B       $122.52           --               --          --        21.12%
      Highest contract charge 1.25% Class B      $120.10           --               --          --        20.20%
      All contract charges                            --           10          $ 1,257        1.90%          --
2016  Lowest contract charge 0.50% Class B(d)    $101.16           --               --          --         5.38%
      Highest contract charge 1.25% Class B      $ 99.92           --               --          --         4.58%
      All contract charges                            --            3          $   392        2.12%          --
2015  Lowest contract charge 0.90% Class B(d)    $ 95.76           --               --          --        (2.94)%
      Highest contract charge 1.25% Class B(d)   $ 95.54           --               --          --        (3.15)%
      All contract charges                            --           --          $    74        3.31%          --
1290 VT SOCIALLY RESPONSIBLE
2017  Lowest contract charge 0.00% Class B(f)    $133.05           --               --          --        20.40%
      Highest contract charge 1.45% Class B      $212.80           --               --          --        18.66%
      All contract charges                            --          320          $54,460        1.05%          --
2016  Lowest contract charge 0.00% Class B       $178.36           --               --          --         9.96%
      Highest contract charge 1.45% Class B      $179.33           --               --          --         8.36%
      All contract charges                            --          319          $45,604        1.20%          --
2015  Lowest contract charge 0.00% Class B(e)    $162.21           --               --          --        (4.35)%
      Highest contract charge 1.45% Class B      $165.49           --               --          --        (0.98)%
      All contract charges                            --          329          $43,199        1.02%          --
2014  Lowest contract charge 0.40% Class B       $153.55           --               --          --        13.15%
      Highest contract charge 1.45% Class B      $167.13           --               --          --        11.96%
      All contract charges                            --          326          $43,049        0.82%          --
2013  Lowest contract charge 0.40% Class B       $135.70           --               --          --        33.80%
      Highest contract charge 1.45% Class B      $149.27           --               --          --        32.38%
      All contract charges                            --          312          $36,819        0.79%          --
ALL ASSET GROWTH-ALT 20(H)
2017  Lowest contract charge 0.50% Class B       $178.18           --               --          --        15.32%
      Highest contract charge 1.45% Class B      $164.54           --               --          --        14.22%
      All contract charges                            --          500          $84,044        1.62%          --
2016  Lowest contract charge 0.50% Class B       $154.51           --               --          --         9.02%
      Highest contract charge 1.45% Class B      $144.06           --               --          --         7.98%
      All contract charges                            --          404          $59,126        1.36%          --
2015  Lowest contract charge 0.50% Class B       $141.73           --               --          --        (4.44)%
      Highest contract charge 1.45% Class B      $133.41           --               --          --        (5.36)%
      All contract charges                            --          391          $52,828        0.83%          --

                                    FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
ALL ASSET GROWTH-ALT 20(H) (CONTINUED)
2014  Lowest contract charge 0.50% Class B       $148.32           --               --          --        1.88%
      Highest contract charge 1.45% Class B      $140.96           --               --          --        0.91%
      All contract charges                            --          387          $55,179        1.49%         --
2013  Lowest contract charge 0.50% Class B       $145.58           --               --          --       13.55%
      Highest contract charge 1.45% Class B      $139.69           --               --          --       12.47%
      All contract charges                            --          356          $50,117        1.47%         --
AMERICAN CENTURY VP MID CAP VALUE FUND
2017  Lowest contract charge 0.00% Class II      $135.24           --               --          --       11.46%
      Highest contract charge 1.20% Class II     $227.87           --               --          --       10.14%
      All contract charges                            --          329          $75,262        1.44%         --
2016  Lowest contract charge 0.00% Class II(f)   $121.33           --               --          --       34.65%
      Highest contract charge 1.20% Class II     $206.90           --               --          --       21.25%
      All contract charges                            --          226          $47,193        1.61%         --
2015  Lowest contract charge 0.50% Class II      $177.64           --               --          --       (2.07)%
      Highest contract charge 1.20% Class II     $170.64           --               --          --       (2.76)%
      All contract charges                            --          145          $24,827        1.50%         --
2014  Lowest contract charge 0.50% Class II      $181.40           --               --          --       15.66%
      Highest contract charge 1.20% Class II     $175.49           --               --          --       14.85%
      All contract charges                            --           89          $15,575        1.04%         --
2013  Lowest contract charge 0.50% Class II      $156.84           --               --          --       29.25%
      Highest contract charge 1.20% Class II     $152.80           --               --          --       28.34%
      All contract charges                            --           59          $ 8,994        1.11%         --
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
2017  Lowest contract charge 0.50% Class 4       $105.80           --               --          --        2.78%
      Highest contract charge 1.45% Class 4      $101.19           --               --          --        1.80%
      All contract charges                            --          433          $44,600        2.08%         --
2016  Lowest contract charge 0.50% Class 4       $102.94           --               --          --        2.29%
      Highest contract charge 1.45% Class 4      $ 99.40           --               --          --        1.31%
      All contract charges                            --          362          $36,249        1.73%         --
2015  Lowest contract charge 0.50% Class 4       $100.64           --               --          --       (0.57)%
      Highest contract charge 1.45% Class 4      $ 98.11           --               --          --       (1.53)%
      All contract charges                            --          247          $24,490        1.87%         --
2014  Lowest contract charge 0.50% Class 4       $101.22           --               --          --        4.62%
      Highest contract charge 1.45% Class 4(a)   $ 99.63           --               --          --        3.62%
      All contract charges                            --          130          $13,071        3.66%         --
2013  Lowest contract charge 0.50% Class 4(a)    $ 96.75           --               --          --       (2.72)%
      Highest contract charge 1.34% Class 4(a)   $ 96.22           --               --          --       (3.23)%
      All contract charges                            --           14          $ 1,435        3.54%         --
AXA 400 MANAGED VOLATILITY
2017  Lowest contract charge 0.40% Class B       $196.93           --               --          --       14.77%
      Highest contract charge 1.45% Class B      $167.54           --               --          --       13.56%
      All contract charges                            --           79          $16,486        0.79%         --
2016  Lowest contract charge 0.40% Class B       $171.59           --               --          --       19.20%
      Highest contract charge 1.45% Class B      $147.53           --               --          --       17.95%
      All contract charges                            --           66          $12,251        0.92%         --
2015  Lowest contract charge 0.40% Class B       $143.95           --               --          --       (3.50)%
      Highest contract charge 1.34% Class B      $166.05           --               --          --       (4.41)%
      All contract charges                            --           45          $ 7,382        0.56%         --
2014  Lowest contract charge 0.40% Class B       $149.17           --               --          --        8.37%
      Highest contract charge 1.34% Class B      $173.71           --               --          --        7.33%
      All contract charges                            --           41          $ 7,055        0.43%         --
2013  Lowest contract charge 0.40% Class B       $137.65           --               --          --       31.15%
      Highest contract charge 1.34% Class B      $161.84           --               --          --       29.92%
      All contract charges                            --           40          $ 6,117        0.18%         --

                                    FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA 500 MANAGED VOLATILITY
2017  Lowest contract charge 0.50% Class B    $219.37            --               --         --       20.16%
      Highest contract charge 1.34% Class B   $230.07            --               --         --       19.15%
      All contract charges                         --           120         $ 26,598       1.21%         --
2016  Lowest contract charge 0.50% Class B    $182.57            --               --         --       10.47%
      Highest contract charge 1.34% Class B   $193.10            --               --         --        9.54%
      All contract charges                         --           104         $ 19,418       1.31%         --
2015  Lowest contract charge 0.50% Class B    $165.27            --               --         --       (0.14)%
      Highest contract charge 1.34% Class B   $176.28            --               --         --       (0.98)%
      All contract charges                         --            87         $ 14,632       0.97%         --
2014  Lowest contract charge 0.50% Class B    $165.50            --               --         --       12.03%
      Highest contract charge 1.34% Class B   $178.03            --               --         --       11.08%
      All contract charges                         --            76         $ 12,843       0.68%         --
2013  Lowest contract charge 0.70% Class B    $163.76            --               --         --       30.02%
      Highest contract charge 1.34% Class B   $160.27            --               --         --       29.18%
      All contract charges                         --            58         $  8,943       0.49%         --
AXA 2000 MANAGED VOLATILITY
2017  Lowest contract charge 0.50% Class B    $195.64            --               --         --       13.29%
      Highest contract charge 1.34% Class B   $216.53            --               --         --       12.34%
      All contract charges                         --            39         $  7,758       0.75%         --
2016  Lowest contract charge 0.50% Class B    $172.69            --               --         --       19.92%
      Highest contract charge 1.34% Class B   $192.75            --               --         --       18.92%
      All contract charges                         --            33         $  5,859       0.82%         --
2015  Lowest contract charge 0.50% Class B    $144.00            --               --         --       (5.57)%
      Highest contract charge 1.34% Class B   $162.09            --               --         --       (6.37)%
      All contract charges                         --            26         $  4,016       0.40%         --
2014  Lowest contract charge 0.50% Class B    $152.50            --               --         --        3.54%
      Highest contract charge 1.34% Class B   $173.12            --               --         --        2.66%
      All contract charges                         --            23         $  3,815       0.15%         --
2013  Lowest contract charge 0.70% Class B    $172.30            --               --         --       36.42%
      Highest contract charge 1.34% Class B   $168.64            --               --         --       35.55%
      All contract charges                         --            22         $  3,583       0.13%         --
AXA AGGRESSIVE ALLOCATION
2017  Lowest contract charge 0.50% Class B    $240.17            --               --         --       18.50%
      Highest contract charge 1.45% Class B   $209.49            --               --         --       17.37%
      All contract charges                         --         3,343         $719,502       1.53%         --
2016  Lowest contract charge 0.50% Class B    $202.67            --               --         --        8.25%
      Highest contract charge 1.45% Class B   $178.48            --               --         --        7.21%
      All contract charges                         --         3,348         $610,865       0.97%         --
2015  Lowest contract charge 0.50% Class B    $187.23            --               --         --       (2.25)%
      Highest contract charge 1.45% Class B   $166.47            --               --         --       (3.18)%
      All contract charges                         --         3,347         $567,396       0.97%         --
2014  Lowest contract charge 0.50% Class B    $191.54            --               --         --        4.20%
      Highest contract charge 1.45% Class B   $171.94            --               --         --        3.20%
      All contract charges                         --         3,294         $574,931       1.61%         --
2013  Lowest contract charge 0.50% Class B    $183.82            --               --         --       25.79%
      Highest contract charge 1.45% Class B   $166.61            --               --         --       24.61%
      All contract charges                         --         3,201         $539,875       2.58%         --
AXA BALANCED STRATEGY
2017  Lowest contract charge 1.25% Class A    $149.23            --               --         --        8.48%
      Highest contract charge 1.25% Class A   $149.23            --               --         --        8.48%
      All contract charges                         --             1         $    193       1.27%         --
2016  Lowest contract charge 1.25% Class A    $137.56            --               --         --        4.66%
      Highest contract charge 1.25% Class A   $137.56            --               --         --        4.66%
      All contract charges                         --             1         $    188       0.90%         --

                                    FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA BALANCED STRATEGY (CONTINUED)
2015  Lowest contract charge 1.10% Class A    $132.70           --                --         --       (1.73)%
      Highest contract charge 1.25% Class A   $131.44           --                --         --       (1.88)%
      All contract charges                         --            1          $    189       1.03%         --
2014  Lowest contract charge 1.10% Class A    $135.04           --                --         --        3.25%
      Highest contract charge 1.25% Class A   $133.96           --                --         --        3.09%
      All contract charges                         --            2          $    253       1.18%         --
2013  Lowest contract charge 1.10% Class A    $130.79           --                --         --       12.41%
      Highest contract charge 1.25% Class A   $129.94           --                --         --       12.24%
      All contract charges                         --            2          $    261       2.29%         --
AXA BALANCED STRATEGY
2017  Lowest contract charge 0.50% Class B    $138.98           --                --         --        9.30%
      Highest contract charge 1.45% Class B   $131.66           --                --         --        8.26%
      All contract charges                         --          869          $132,545       1.27%         --
2016  Lowest contract charge 0.50% Class B    $127.15           --                --         --        5.45%
      Highest contract charge 1.45% Class B   $121.61           --                --         --        4.45%
      All contract charges                         --          880          $124,745       0.90%         --
2015  Lowest contract charge 0.50% Class B    $120.58           --                --         --       (1.13)%
      Highest contract charge 1.45% Class B   $116.43           --                --         --       (2.09)%
      All contract charges                         --          802          $108,841       1.03%         --
2014  Lowest contract charge 0.50% Class B    $121.96           --                --         --        3.88%
      Highest contract charge 1.45% Class B   $118.91           --                --         --        2.88%
      All contract charges                         --          705          $ 98,111       1.18%         --
2013  Lowest contract charge 0.50% Class B    $117.41           --                --         --       13.09%
      Highest contract charge 1.30% Class B   $138.86           --                --         --       12.18%
      All contract charges                         --          598          $ 81,315       2.29%         --
AXA CONSERVATIVE ALLOCATION
2017  Lowest contract charge 0.50% Class B    $150.36           --                --         --        4.42%
      Highest contract charge 1.45% Class B   $131.15           --                --         --        3.43%
      All contract charges                         --          806          $106,472       1.10%         --
2016  Lowest contract charge 0.50% Class B    $143.99           --                --         --        2.41%
      Highest contract charge 1.45% Class B   $126.80           --                --         --        1.44%
      All contract charges                         --          884          $112,214       0.95%         --
2015  Lowest contract charge 0.50% Class B    $140.60           --                --         --       (0.73)%
      Highest contract charge 1.45% Class B   $125.00           --                --         --       (1.69)%
      All contract charges                         --          912          $113,613       0.81%         --
2014  Lowest contract charge 0.50% Class B    $141.64           --                --         --        2.10%
      Highest contract charge 1.45% Class B   $127.15           --                --         --        1.12%
      All contract charges                         --          954          $121,032       0.86%         --
2013  Lowest contract charge 0.50% Class B    $138.73           --                --         --        3.82%
      Highest contract charge 1.45% Class B   $125.74           --                --         --        2.83%
      All contract charges                         --          988          $123,006       0.92%         --
AXA CONSERVATIVE GROWTH STRATEGY
2017  Lowest contract charge 0.50% Class B    $130.26           --                --         --        7.44%
      Highest contract charge 1.34% Class B   $124.19           --                --         --        6.54%
      All contract charges                         --          223          $ 29,665       1.25%         --
2016  Lowest contract charge 0.50% Class B    $121.24           --                --         --        4.44%
      Highest contract charge 1.34% Class B   $116.57           --                --         --        3.56%
      All contract charges                         --          204          $ 25,591       0.90%         --
2015  Lowest contract charge 0.50% Class B    $116.09           --                --         --       (0.96)%
      Highest contract charge 1.34% Class B   $112.56           --                --         --       (1.80)%
      All contract charges                         --          181          $ 22,059       1.01%         --
2014  Lowest contract charge 0.50% Class B    $117.21           --                --         --        3.29%
      Highest contract charge 1.34% Class B   $114.62           --                --         --        2.42%
      All contract charges                         --          151          $ 18,926       1.09%         --
2013  Lowest contract charge 0.50% Class B    $113.48           --                --         --        9.97%
      Highest contract charge 1.30% Class B   $132.18           --                --         --        9.08%
      All contract charges                         --          118          $ 14,831       1.92%         --

                                    FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA CONSERVATIVE STRATEGY
2017  Lowest contract charge 0.50% Class B    $113.89            --               --         --        3.74%
      Highest contract charge 1.34% Class B   $108.58            --               --         --        2.88%
      All contract charges                         --            86         $  9,802       1.04%         --
2016  Lowest contract charge 0.50% Class B    $109.78            --               --         --        2.31%
      Highest contract charge 1.34% Class B   $105.54            --               --         --        1.45%
      All contract charges                         --            87         $  9,714       0.85%         --
2015  Lowest contract charge 0.50% Class B    $107.30            --               --         --       (0.67)%
      Highest contract charge 1.34% Class B   $104.03            --               --         --       (1.51)%
      All contract charges                         --            74         $  8,166       0.87%         --
2014  Lowest contract charge 0.70% Class B    $107.44            --               --         --        1.88%
      Highest contract charge 1.34% Class B   $105.63            --               --         --        1.24%
      All contract charges                         --            61         $  6,971       0.78%         --
2013  Lowest contract charge 0.90% Class B    $105.11            --               --         --        3.44%
      Highest contract charge 1.34% Class B   $104.34            --               --         --        2.98%
      All contract charges                         --            60         $  6,833       1.27%         --
AXA CONSERVATIVE-PLUS ALLOCATION
2017  Lowest contract charge 0.50% Class B    $171.43            --               --         --        8.28%
      Highest contract charge 1.45% Class B   $149.53            --               --         --        7.25%
      All contract charges                         --         1,455         $220,539       1.21%         --
2016  Lowest contract charge 0.50% Class B    $158.32            --               --         --        4.21%
      Highest contract charge 1.45% Class B   $139.42            --               --         --        3.22%
      All contract charges                         --         1,464         $206,424       0.94%         --
2015  Lowest contract charge 0.50% Class B    $151.92            --               --         --       (1.15)%
      Highest contract charge 1.45% Class B   $135.07            --               --         --       (2.09)%
      All contract charges                         --         1,489         $202,513       0.83%         --
2014  Lowest contract charge 0.50% Class B    $153.69            --               --         --        2.64%
      Highest contract charge 1.45% Class B   $137.96            --               --         --        1.67%
      All contract charges                         --         1,503         $208,413       1.02%         --
2013  Lowest contract charge 0.50% Class B    $149.73            --               --         --        9.69%
      Highest contract charge 1.45% Class B   $135.70            --               --         --        8.64%
      All contract charges                         --         1,495         $203,468       1.43%         --
AXA GLOBAL EQUITY MANAGED VOLATILITY
2017  Lowest contract charge 0.50% Class B    $378.49            --               --         --       25.45%
      Highest contract charge 1.45% Class B   $373.24            --               --         --       24.26%
      All contract charges                         --         1,396         $406,202       1.08%         --
2016  Lowest contract charge 0.50% Class B    $301.70            --               --         --        3.96%
      Highest contract charge 1.45% Class B   $300.37            --               --         --        2.97%
      All contract charges                         --         1,497         $348,728       0.91%         --
2015  Lowest contract charge 0.50% Class B    $290.21            --               --         --       (2.22)%
      Highest contract charge 1.45% Class B   $291.72            --               --         --       (3.15)%
      All contract charges                         --         1,629         $363,975       0.88%         --
2014  Lowest contract charge 0.50% Class B    $296.80            --               --         --        1.18%
      Highest contract charge 1.45% Class B   $301.21            --               --         --        0.21%
      All contract charges                         --         1,741         $398,475       0.95%         --
2013  Lowest contract charge 0.50% Class B    $293.34            --               --         --       19.76%
      Highest contract charge 1.45% Class B   $300.57            --               --         --       18.61%
      All contract charges                         --         1,872         $425,169       0.82%         --
AXA GROWTH STRATEGY
2017  Lowest contract charge 1.10% Class A    $175.20            --               --         --       12.48%
      Highest contract charge 1.25% Class A   $173.00            --               --         --       12.31%
      All contract charges                         --             9         $  1,528       1.51%         --
2016  Lowest contract charge 1.10% Class A    $155.76            --               --         --        6.90%
      Highest contract charge 1.25% Class A   $154.04            --               --         --        6.74%
      All contract charges                         --             9         $  1,370       0.95%         --

                                    FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------------------
                                                                            ACCUMULATION
                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------ ------------- --------
AXA GROWTH STRATEGY (CONTINUED)
2015  Lowest contract charge 1.10% Class A      $145.70            --               --         --        (2.06)%
      Highest contract charge 1.25% Class A     $144.31            --               --         --        (2.22)%
      All contract charges                           --             9         $  1,292       1.14%          --
2014  Lowest contract charge 1.10% Class A      $148.77            --               --         --         4.45%
      Highest contract charge 1.25% Class A     $147.58            --               --         --         4.30%
      All contract charges                           --             9         $  1,323       1.35%          --
2013  Lowest contract charge 1.10% Class A      $142.43            --               --         --        18.88%
      Highest contract charge 1.25% Class A     $141.50            --               --         --        18.70%
      All contract charges                           --             9         $  1,288       2.28%          --
AXA INTERNATIONAL CORE MANAGED VOLATILITY
2017  Lowest contract charge 0.40% Class B      $109.71            --               --         --        25.80%
      Highest contract charge 1.45% Class B     $171.43            --               --         --        24.49%
      All contract charges                           --         1,255         $178,927       1.66%          --
2016  Lowest contract charge 0.40% Class B      $ 87.21            --               --         --        (0.18)%
      Highest contract charge 1.45% Class B     $137.71            --               --         --        (1.23)%
      All contract charges                           --         1,317         $150,471       0.29%          --
2015  Lowest contract charge 0.40% Class B      $ 87.37            --               --         --        (4.73)%
      Highest contract charge 1.45% Class B     $139.43            --               --         --        (5.73)%
      All contract charges                           --         1,380         $159,218       0.06%          --
2014  Lowest contract charge 0.40% Class B(b)   $ 91.71            --               --         --       (10.62)%
      Highest contract charge 1.45% Class B     $147.91            --               --         --        (7.60)%
      All contract charges                           --         1,438         $175,794       1.47%          --
2013  Lowest contract charge 0.50% Class B      $130.94            --               --         --        16.93%
      Highest contract charge 1.45% Class B     $160.07            --               --         --        15.82%
      All contract charges                           --         1,071         $140,564       0.87%          --
AXA INTERNATIONAL MANAGED VOLATILITY
2017  Lowest contract charge 0.50% Class B      $135.76            --               --         --        23.63%
      Highest contract charge 1.34% Class B     $136.28            --               --         --        22.59%
      All contract charges                           --            91         $ 12,260       2.26%          --
2016  Lowest contract charge 0.50% Class B      $109.81            --               --         --        (0.62)%
      Highest contract charge 1.34% Class B     $111.17            --               --         --        (1.45)%
      All contract charges                           --            80         $  8,711       1.28%          --
2015  Lowest contract charge 0.50% Class B      $110.49            --               --         --        (2.89)%
      Highest contract charge 1.34% Class B     $112.81            --               --         --        (3.71)%
      All contract charges                           --            77         $  8,446       0.04%          --
2014  Lowest contract charge 0.50% Class B      $113.78            --               --         --        (6.91)%
      Highest contract charge 1.34% Class B     $117.16            --               --         --        (7.70)%
      All contract charges                           --            62         $  7,169       0.86%          --
2013  Lowest contract charge 0.70% Class B      $129.69            --               --         --        20.26%
      Highest contract charge 1.34% Class B     $126.93            --               --         --        19.49%
      All contract charges                           --            54         $  6,695       0.00%          --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
2017  Lowest contract charge 0.40% Class B      $143.02            --               --         --        22.88%
      Highest contract charge 1.45% Class B     $163.58            --               --         --        21.59%
      All contract charges                           --         1,275         $194,737       1.90%          --
2016  Lowest contract charge 0.40% Class B      $116.39            --               --         --         0.34%
      Highest contract charge 1.45% Class B     $134.53            --               --         --        (0.72)%
      All contract charges                           --         1,359         $170,173       0.47%          --
2015  Lowest contract charge 0.40% Class B      $115.99            --               --         --        (3.55)%
      Highest contract charge 1.45% Class B     $135.50            --               --         --        (4.56)%
      All contract charges                           --         1,434         $180,159       0.10%          --
2014  Lowest contract charge 0.40% Class B      $120.26            --               --         --        (7.55)%
      Highest contract charge 1.45% Class B     $141.98            --               --         --        (8.52)%
      All contract charges                           --         1,507         $198,047       1.58%          --
2013  Lowest contract charge 0.40% Class B      $130.08            --               --         --        18.85%
      Highest contract charge 1.45% Class B     $155.21            --               --         --        17.60%
      All contract charges                           --         1,611         $231,103       1.13%          --

                                    FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA LARGE CAP CORE MANAGED VOLATILITY
2017  Lowest contract charge 0.50% Class B    $199.63            --               --         --       21.34%
      Highest contract charge 1.45% Class B   $177.86            --               --         --       20.19%
      All contract charges                         --           184         $ 33,713       1.00%         --
2016  Lowest contract charge 0.50% Class B    $164.52            --               --         --        9.29%
      Highest contract charge 1.45% Class B   $147.98            --               --         --        8.24%
      All contract charges                         --           193         $ 29,417       1.10%         --
2015  Lowest contract charge 0.50% Class B    $150.54            --               --         --       (0.13)%
      Highest contract charge 1.45% Class B   $136.72            --               --         --       (1.08)%
      All contract charges                         --           210         $ 29,443       0.92%         --
2014  Lowest contract charge 0.50% Class B    $150.74            --               --         --       11.07%
      Highest contract charge 1.45% Class B   $138.21            --               --         --       10.00%
      All contract charges                         --           226         $ 31,988       1.19%         --
2013  Lowest contract charge 0.70% Class B    $140.10            --               --         --       30.63%
      Highest contract charge 1.45% Class B   $125.65            --               --         --       29.66%
      All contract charges                         --           127         $ 16,453       0.50%         --
AXA LARGE CAP GROWTH MANAGED VOLATILITY
2017  Lowest contract charge 0.50% Class B    $147.20            --               --         --       28.57%
      Highest contract charge 1.45% Class B   $210.93            --               --         --       27.35%
      All contract charges                         --         2,424         $751,814       0.49%         --
2016  Lowest contract charge 0.50% Class B    $114.49            --               --         --        4.99%
      Highest contract charge 1.45% Class B   $165.63            --               --         --        3.99%
      All contract charges                         --         2,596         $631,454       0.56%         --
2015  Lowest contract charge 0.50% Class B    $109.05            --               --         --        3.51%
      Highest contract charge 1.45% Class B   $159.28            --               --         --        2.52%
      All contract charges                         --         2,799         $652,035       0.28%         --
2014  Lowest contract charge 0.50% Class B    $105.35            --               --         --       10.53%
      Highest contract charge 1.45% Class B   $155.36            --               --         --        9.48%
      All contract charges                         --         2,986         $677,417       0.26%         --
2013  Lowest contract charge 0.50% Class B    $ 95.31            --               --         --       34.71%
      Highest contract charge 1.45% Class B   $141.91            --               --         --       33.42%
      All contract charges                         --         1,355         $283,323       0.17%         --
AXA LARGE CAP VALUE MANAGED VOLATILITY
2017  Lowest contract charge 0.70% Class A    $211.91            --               --         --       13.06%
      Highest contract charge 1.45% Class A   $197.23            --               --         --       12.21%
      All contract charges                         --         4,163         $784,636       1.51%         --
2016  Lowest contract charge 0.70% Class A    $187.43            --               --         --       14.52%
      Highest contract charge 1.45% Class A   $175.77            --               --         --       13.66%
      All contract charges                         --         4,488         $752,898       1.68%         --
2015  Lowest contract charge 0.70% Class A    $163.67            --               --         --       (4.69)%
      Highest contract charge 1.45% Class A   $154.65            --               --         --       (5.41)%
      All contract charges                         --         4,848         $714,601       1.57%         --
2014  Lowest contract charge 0.70% Class A    $171.72            --               --         --       11.44%
      Highest contract charge 1.45% Class A   $163.49            --               --         --       10.60%
      All contract charges                         --         5,193         $808,406       1.37%         --
2013  Lowest contract charge 0.70% Class A    $154.09            --               --         --       31.54%
      Highest contract charge 1.45% Class A   $147.82            --               --         --       30.55%
      All contract charges                         --         5,346         $751,645       1.05%         --
AXA LARGE CAP VALUE MANAGED VOLATILITY
2017  Lowest contract charge 0.40% Class B    $189.41            --               --         --       13.41%
      Highest contract charge 1.30% Class B   $136.58            --               --         --       12.39%
      All contract charges                         --           505         $ 98,028       1.51%         --
2016  Lowest contract charge 0.40% Class B    $167.02            --               --         --       14.86%
      Highest contract charge 1.30% Class B   $121.52            --               --         --       13.85%
      All contract charges                         --           552         $ 94,855       1.68%         --
2015  Lowest contract charge 0.40% Class B    $145.41            --               --         --       (4.40)%
      Highest contract charge 1.30% Class B   $106.74            --               --         --       (5.25)%
      All contract charges                         --           619         $ 92,983       1.57%         --

                                    FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA LARGE CAP VALUE MANAGED VOLATILITY (CONTINUED)
2014  Lowest contract charge 0.40% Class B    $152.11            --                --        --       11.78%
      Highest contract charge 1.30% Class B   $112.66            --                --        --       10.79%
      All contract charges                         --           682        $  108,045      1.37%         --
2013  Lowest contract charge 0.40% Class B    $136.08            --                --        --       31.95%
      Highest contract charge 1.30% Class B   $101.69            --                --        --       30.77%
                                                   --           653        $   93,695      1.05%         --
AXA MID CAP VALUE MANAGED VOLATILITY
2017  Lowest contract charge 0.50% Class B    $347.42            --                --        --       11.76%
      Highest contract charge 1.45% Class B   $234.18            --                --        --       10.70%
      All contract charges                         --         1,777        $  523,415      1.05%         --
2016  Lowest contract charge 0.50% Class B    $310.86            --                --        --       17.08%
      Highest contract charge 1.45% Class B   $211.55            --                --        --       15.98%
      All contract charges                         --         1,901        $  505,176      1.22%         --
2015  Lowest contract charge 0.50% Class B    $265.50            --                --        --       (4.02)%
      Highest contract charge 1.45% Class B   $182.41            --                --        --       (4.94)%
      All contract charges                         --         2,042        $  467,179      0.75%         --
2014  Lowest contract charge 0.50% Class B    $276.62            --                --        --       10.32%
      Highest contract charge 1.45% Class B   $191.89            --                --        --        9.26%
      All contract charges                         --         2,184        $  524,830      0.58%         --
2013  Lowest contract charge 0.50% Class B    $250.75            --                --        --       32.41%
      Highest contract charge 1.45% Class B   $175.62            --                --        --       31.15%
      All contract charges                         --         2,362        $  518,799      0.51%         --
AXA MODERATE ALLOCATION
2017  Lowest contract charge 0.70% Class A    $232.83            --                --        --       10.27%
      Highest contract charge 1.45% Class A   $175.68            --                --        --        9.44%
      All contract charges                         --        10,984        $1,160,934      1.23%         --
2016  Lowest contract charge 0.70% Class A    $211.14            --                --        --        4.62%
      Highest contract charge 1.45% Class A   $160.53            --                --        --        3.84%
      All contract charges                         --        11,858        $1,132,721      0.90%         --
2015  Lowest contract charge 0.70% Class A    $201.82            --                --        --       (1.58)%
      Highest contract charge 1.45% Class A   $154.60            --                --        --       (2.32)%
      All contract charges                         --        12,791        $1,164,680      0.82%         --
2014  Lowest contract charge 0.70% Class A    $205.05            --                --        --        2.31%
      Highest contract charge 1.45% Class A   $158.27            --                --        --        1.53%
      All contract charges                         --        13,795        $1,271,667      1.09%         --
2013  Lowest contract charge 0.70% Class A    $200.42            --                --        --       12.32%
      Highest contract charge 1.45% Class A   $155.88            --                --        --       11.48%
      All contract charges                         --        14,831        $1,331,767      1.61%         --
AXA MODERATE ALLOCATION
2017  Lowest contract charge 0.40% Class B    $135.67            --                --        --       10.61%
      Highest contract charge 1.30% Class B   $132.24            --                --        --        9.62%
      All contract charges                         --         3,055        $  518,853      1.23%         --
2016  Lowest contract charge 0.40% Class B    $122.66            --                --        --        4.94%
      Highest contract charge 1.30% Class B   $120.63            --                --        --        4.01%
      All contract charges                         --         3,061        $  471,480      0.90%         --
2015  Lowest contract charge 0.40% Class B    $116.89            --                --        --       (1.28)%
      Highest contract charge 1.30% Class B   $115.98            --                --        --       (2.16)%
      All contract charges                         --         3,011        $  443,187      0.82%         --
2014  Lowest contract charge 0.40% Class B    $118.40            --                --        --        2.62%
      Highest contract charge 1.30% Class B   $118.54            --                --        --        1.71%
      All contract charges                         --         2,887        $  432,074      1.09%         --
2013  Lowest contract charge 0.40% Class B    $115.38            --                --        --       12.65%
      Highest contract charge 1.30% Class B   $116.55            --                --        --       11.66%
      All contract charges                         --         2,631        $  385,285      1.61%         --

                                    FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA MODERATE GROWTH STRATEGY
2017  Lowest contract charge 0.50% Class B    $148.43            --                --        --       11.23%
      Highest contract charge 1.45% Class B   $140.62            --                --        --       10.18%
      All contract charges                         --           464        $   66,158      1.51%         --
2016  Lowest contract charge 0.50% Class B    $133.44            --                --        --        6.52%
      Highest contract charge 1.45% Class B   $127.63            --                --        --        5.51%
      All contract charges                         --           392        $   50,651      1.01%         --
2015  Lowest contract charge 0.50% Class B    $125.27            --                --        --       (1.28)%
      Highest contract charge 1.45% Class B   $120.97            --                --        --       (2.23)%
      All contract charges                         --           304        $   37,073      1.26%         --
2014  Lowest contract charge 0.50% Class B    $126.90            --                --        --        4.48%
      Highest contract charge 1.45% Class B   $123.73            --                --        --        3.49%
      All contract charges                         --           204        $   25,397      1.56%         --
2013  Lowest contract charge 0.50% Class B    $121.46            --                --        --       16.30%
      Highest contract charge 1.45% Class B   $119.56            --                --        --       15.19%
      All contract charges                         --           103        $   12,401      3.60%         --
AXA MODERATE-PLUS ALLOCATION
2017  Lowest contract charge 0.50% Class B    $217.78            --                --        --       14.32%
      Highest contract charge 1.45% Class B   $189.96            --                --        --       13.23%
      All contract charges                         --         6,255        $1,211,042      1.40%         --
2016  Lowest contract charge 0.50% Class B    $190.50            --                --        --        6.73%
      Highest contract charge 1.45% Class B   $167.76            --                --        --        5.72%
      All contract charges                         --         6,382        $1,086,620      0.91%         --
2015  Lowest contract charge 0.50% Class B    $178.48            --                --        --       (1.78)%
      Highest contract charge 1.45% Class B   $158.68            --                --        --       (2.72)%
      All contract charges                         --         6,504        $1,044,145      0.90%         --
2014  Lowest contract charge 0.50% Class B    $181.72            --                --        --        3.25%
      Highest contract charge 1.45% Class B   $163.12            --                --        --        2.26%
      All contract charges                         --         6,570        $1,080,414      1.32%         --
2013  Lowest contract charge 0.50% Class B    $176.00            --                --        --       19.19%
      Highest contract charge 1.45% Class B   $159.51            --                --        --       18.05%
      All contract charges                         --         6,592        $1,057,036      2.15%         --
AXA/AB DYNAMIC MODERATE GROWTH
2017  Lowest contract charge 0.50% Class B    $143.43            --                --        --       12.34%
      Highest contract charge 1.34% Class B   $136.73            --                --        --       11.39%
      All contract charges                         --           138        $   18,919      1.22%         --
2016  Lowest contract charge 0.50% Class B    $127.68            --                --        --        3.26%
      Highest contract charge 1.34% Class B   $122.75            --                --        --        2.39%
      All contract charges                         --           134        $   16,587      0.41%         --
2015  Lowest contract charge 0.50% Class B    $123.65            --                --        --       (1.11)%
      Highest contract charge 1.34% Class B   $119.89            --                --        --       (1.95)%
      All contract charges                         --           120        $   14,425      0.80%         --
2014  Lowest contract charge 0.50% Class B    $125.04            --                --        --        4.25%
      Highest contract charge 1.34% Class B   $122.27            --                --        --        3.37%
      All contract charges                         --            95        $   11,621      1.09%         --
2013  Lowest contract charge 0.70% Class B    $119.54            --                --        --       15.35%
      Highest contract charge 1.34% Class B   $118.28            --                --        --       14.61%
      All contract charges                         --            46        $    5,435      0.42%         --
AXA/AB SMALL CAP GROWTH
2017  Lowest contract charge 0.70% Class A    $371.06            --                --        --       21.81%
      Highest contract charge 1.45% Class A   $300.04            --                --        --       20.90%
      All contract charges                         --           761        $  318,454      0.27%         --
2016  Lowest contract charge 0.70% Class A    $304.61            --                --        --       11.79%
      Highest contract charge 1.45% Class A   $248.18            --                --        --       10.95%
      All contract charges                         --           819        $  283,441      0.36%         --
2015  Lowest contract charge 0.70% Class A    $272.48            --                --        --       (3.59)%
      Highest contract charge 1.45% Class A   $223.69            --                --        --       (4.32)%
      All contract charges                         --           887        $  276,150      0.05%         --

                                    FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA/AB SMALL CAP GROWTH (CONTINUED)
2014  Lowest contract charge 0.70% Class A    $282.62            --               --         --        2.85%
      Highest contract charge 1.45% Class A   $233.78            --               --         --        2.07%
      All contract charges                         --           955         $310,247       0.06%         --
2013  Lowest contract charge 0.70% Class A    $274.79            --               --         --       37.20%
      Highest contract charge 1.45% Class A   $229.03            --               --         --       36.17%
      All contract charges                         --         1,032         $327,707       0.05%         --
AXA/AB SMALL CAP GROWTH
2017  Lowest contract charge 0.50% Class B    $244.89            --               --         --       22.06%
      Highest contract charge 1.30% Class B   $231.30            --               --         --       21.10%
      All contract charges                         --           256         $ 76,002       0.27%         --
2016  Lowest contract charge 0.50% Class B    $200.63            --               --         --       12.01%
      Highest contract charge 1.30% Class B   $191.00            --               --         --       11.13%
      All contract charges                         --           252         $ 61,734       0.36%         --
2015  Lowest contract charge 0.50% Class B    $179.11            --               --         --       (3.39)%
      Highest contract charge 1.30% Class B   $171.87            --               --         --       (4.16)%
      All contract charges                         --           250         $ 55,409       0.05%         --
2014  Lowest contract charge 0.50% Class B    $185.40            --               --         --        3.06%
      Highest contract charge 1.30% Class B   $179.33            --               --         --        2.25%
      All contract charges                         --           248         $ 58,063       0.06%         --
2013  Lowest contract charge 0.50% Class B    $179.90            --               --         --       37.49%
      Highest contract charge 1.30% Class B   $175.39            --               --         --       36.39%
      All contract charges                         --           250         $ 58,082       0.05%         --
AXA/CLEARBRIDGE LARGE CAP GROWTH
2017  Lowest contract charge 0.50% Class B    $238.30            --               --         --       24.97%
      Highest contract charge 1.45% Class B   $206.76            --               --         --       23.78%
      All contract charges                         --           753         $160,742       0.07%         --
2016  Lowest contract charge 0.50% Class B    $190.69            --               --         --        0.38%
      Highest contract charge 1.45% Class B   $167.04            --               --         --       (0.58)%
      All contract charges                         --           887         $152,942       0.00%         --
2015  Lowest contract charge 0.50% Class B    $189.97            --               --         --        0.76%
      Highest contract charge 1.45% Class B   $168.01            --               --         --       (0.20)%
      All contract charges                         --         1,022         $177,302       0.00%         --
2014  Lowest contract charge 0.50% Class B    $188.54            --               --         --        3.28%
      Highest contract charge 1.45% Class B   $168.35            --               --         --        2.30%
      All contract charges                         --         1,111         $192,775       0.00%         --
2013  Lowest contract charge 0.50% Class B    $182.55            --               --         --       38.38%
      Highest contract charge 1.45% Class B   $164.57            --               --         --       37.06%
      All contract charges                         --         1,169         $197,650       0.00%         --
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
2017  Lowest contract charge 0.40% Class B    $143.50            --               --         --        9.58%
      Highest contract charge 1.45% Class B   $143.26            --               --         --        8.42%
      All contract charges                         --           648         $ 94,188       2.55%         --
2016  Lowest contract charge 0.40% Class B    $130.96            --               --         --        9.99%
      Highest contract charge 1.45% Class B   $132.13            --               --         --        8.85%
      All contract charges                         --           668         $ 89,565       2.48%         --
2015  Lowest contract charge 0.40% Class B    $119.06            --               --         --       (3.42)%
      Highest contract charge 1.45% Class B   $121.39            --               --         --       (4.44)%
      All contract charges                         --           710         $ 87,422       2.32%         --
2014  Lowest contract charge 0.40% Class B    $123.27            --               --         --        5.77%
      Highest contract charge 1.45% Class B   $127.03            --               --         --        4.65%
      All contract charges                         --           722         $ 92,522       2.38%         --
2013  Lowest contract charge 0.40% Class B    $116.54            --               --         --       14.12%
      Highest contract charge 1.45% Class B   $121.38            --               --         --       12.92%
      All contract charges                         --           664         $ 81,308       2.40%         --

                                    FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
2017  Lowest contract charge 0.50% Class B    $191.43            --               --         --       11.18%
      Highest contract charge 1.45% Class B   $171.74            --               --         --       10.12%
      All contract charges                         --           119         $ 20,921       0.54%         --
2016  Lowest contract charge 0.50% Class B    $172.18            --               --         --       24.24%
      Highest contract charge 1.45% Class B   $155.96            --               --         --       23.06%
      All contract charges                         --           123         $ 19,631       0.38%         --
2015  Lowest contract charge 0.50% Class B    $138.59            --               --         --       (7.01)%
      Highest contract charge 1.45% Class B   $126.74            --               --         --       (7.89)%
      All contract charges                         --           127         $ 16,276       0.23%         --
2014  Lowest contract charge 0.50% Class B    $149.03            --               --         --        1.62%
      Highest contract charge 1.45% Class B   $137.60            --               --         --        0.64%
      All contract charges                         --           137         $ 18,940       0.02%         --
2013  Lowest contract charge 0.50% Class B    $146.66            --               --         --       36.00%
      Highest contract charge 1.45% Class B   $136.72            --               --         --       34.70%
      All contract charges                         --           144         $ 19,941       0.11%         --
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
2017  Lowest contract charge 0.50% Class B    $142.04            --               --         --       14.38%
      Highest contract charge 1.45% Class B   $128.28            --               --         --       13.29%
      All contract charges                         --           580         $ 76,371       1.68%         --
2016  Lowest contract charge 0.50% Class B    $124.18            --               --         --        8.95%
      Highest contract charge 1.34% Class B   $114.45            --               --         --        8.03%
      All contract charges                         --           600         $ 69,558       1.63%         --
2015  Lowest contract charge 0.50% Class B    $113.98            --               --         --       (3.28)%
      Highest contract charge 1.34% Class B   $105.94            --               --         --       (4.10)%
      All contract charges                         --           646         $ 69,206       1.24%         --
2014  Lowest contract charge 0.50% Class B    $117.85            --               --         --        4.94%
      Highest contract charge 1.34% Class B   $110.47            --               --         --        4.06%
      All contract charges                         --           646         $ 72,011       1.75%         --
2013  Lowest contract charge 0.50% Class B    $112.30            --               --         --       22.68%
      Highest contract charge 1.34% Class B   $106.16            --               --         --       21.63%
      All contract charges                         --           599         $ 64,174       1.18%         --
AXA/JANUS ENTERPRISE
2017  Lowest contract charge 0.40% Class B    $160.41            --               --         --       27.39%
      Highest contract charge 1.45% Class B   $242.58            --               --         --       26.05%
      All contract charges                         --         1,264         $304,349       0.00%         --
2016  Lowest contract charge 0.40% Class B    $125.92            --               --         --       (4.71)%
      Highest contract charge 1.45% Class B   $192.44            --               --         --       (5.72)%
      All contract charges                         --         1,279         $244,983       0.00%         --
2015  Lowest contract charge 0.40% Class B    $132.15            --               --         --       (5.87)%
      Highest contract charge 1.45% Class B   $204.11            --               --         --       (6.86)%
      All contract charges                         --         1,341         $269,875       0.00%         --
2014  Lowest contract charge 0.40% Class B    $140.39            --               --         --       (1.11)%
      Highest contract charge 1.45% Class B   $219.15            --               --         --       (2.15)%
      All contract charges                         --         1,333         $287,981       0.00%         --
2013  Lowest contract charge 0.40% Class B    $141.96            --               --         --       37.99%
      Highest contract charge 1.45% Class B   $223.97            --               --         --       36.53%
      All contract charges                         --         1,315         $290,113       0.00%         --
AXA/LOOMIS SAYLES GROWTH
2017  Lowest contract charge 0.40% Class B    $215.61            --               --         --       34.05%
      Highest contract charge 1.45% Class B   $285.62            --               --         --       32.65%
      All contract charges                         --           325         $ 91,309       0.18%         --
2016  Lowest contract charge 0.40% Class B    $160.84            --               --         --        6.38%
      Highest contract charge 1.45% Class B   $215.32            --               --         --        5.27%
      All contract charges                         --           286         $ 61,039       0.37%         --
2015  Lowest contract charge 0.40% Class B    $151.19            --               --         --       11.08%
      Highest contract charge 1.45% Class B   $204.55            --               --         --        9.91%
      All contract charges                         --           223         $ 45,979       0.12%         --

                                    FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
AXA/LOOMIS SAYLES GROWTH (CONTINUED)
2014  Lowest contract charge 0.40% Class B       $136.11           --               --          --        7.39%
      Highest contract charge 1.45% Class B      $186.11           --               --          --        6.26%
      All contract charges                            --          223          $42,010        0.11%         --
2013  Lowest contract charge 0.40% Class B       $126.74           --               --          --       26.75%
      Highest contract charge 1.45% Class B      $175.15           --               --          --       25.43%
      All contract charges                            --          255          $44,612        0.81%         --
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
2017  Lowest contract charge 0.50% Class B       $174.82           --               --          --       13.63%
      Highest contract charge 1.45% Class B      $156.85           --               --          --       12.55%
      All contract charges                            --          175          $27,935        1.02%         --
2016  Lowest contract charge 0.50% Class B       $153.85           --               --          --       12.60%
      Highest contract charge 1.45% Class B      $139.36           --               --          --       11.52%
      All contract charges                            --          189          $26,930        2.21%         --
2015  Lowest contract charge 0.50% Class B       $136.64           --               --          --       (2.87)%
      Highest contract charge 1.45% Class B      $124.96           --               --          --       (3.80)%
      All contract charges                            --          203          $25,859        1.81%         --
2014  Lowest contract charge 0.50% Class B       $140.68           --               --          --        9.16%
      Highest contract charge 1.45% Class B      $129.89           --               --          --        8.11%
      All contract charges                            --          225          $29,735        1.75%         --
2013  Lowest contract charge 0.50% Class B       $128.88           --               --          --       28.62%
      Highest contract charge 1.45% Class B      $120.15           --               --          --       27.40%
      All contract charges                            --          251          $30,649        0.70%         --
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
2017  Lowest contract charge 0.50% Class B       $151.20           --               --          --       20.69%
      Highest contract charge 1.45% Class B      $135.65           --               --          --       19.54%
      All contract charges                            --          370          $51,182        1.41%         --
2016  Lowest contract charge 0.50% Class B       $125.28           --               --          --        4.74%
      Highest contract charge 1.45% Class B      $113.48           --               --          --        3.75%
      All contract charges                            --          381          $43,936        0.69%         --
2015  Lowest contract charge 0.50% Class B       $119.61           --               --          --       (3.12)%
      Highest contract charge 1.45% Class B      $109.38           --               --          --       (4.05)%
      All contract charges                            --          399          $44,162        0.00%         --
2014  Lowest contract charge 0.50% Class B       $123.46           --               --          --        0.59%
      Highest contract charge 1.45% Class B      $114.00           --               --          --       (0.37)%
      All contract charges                            --          405          $46,619        1.40%         --
2013  Lowest contract charge 0.50% Class B       $122.73           --               --          --       26.30%
      Highest contract charge 1.45% Class B      $114.42           --               --          --       25.10%
      All contract charges                            --          394          $45,428        0.82%         --
CHARTER/SM/ MODERATE(J)
2017  Lowest contract charge 0.50% Class B(i)    $105.68           --               --          --        5.44%
      Highest contract charge 1.25% Class B(i)   $105.16           --               --          --        4.95%
      All contract charges                            --            3          $   324        1.87%         --
CHARTER/SM/ MULTI-SECTOR BOND
2017  Lowest contract charge 0.70% Class A       $121.91           --               --          --        1.52%
      Highest contract charge 1.45% Class A      $ 97.84           --               --          --        0.75%
      All contract charges                            --          344          $57,497        1.56%         --
2016  Lowest contract charge 0.70% Class A       $120.09           --               --          --        2.21%
      Highest contract charge 1.45% Class A      $ 97.11           --               --          --        1.44%
      All contract charges                            --          370          $61,071        1.95%         --
2015  Lowest contract charge 0.70% Class A       $117.49           --               --          --       (1.34)%
      Highest contract charge 1.45% Class A      $ 95.73           --               --          --       (2.08)%
      All contract charges                            --          401          $65,307        1.52%         --
2014  Lowest contract charge 0.70% Class A       $119.08           --               --          --        1.66%
      Highest contract charge 1.45% Class A      $ 97.76           --               --          --        0.90%
      All contract charges                            --          433          $72,235        2.48%         --
2013  Lowest contract charge 0.70% Class A       $117.13           --               --          --       (1.70)%
      Highest contract charge 1.45% Class A      $ 96.89           --               --          --       (2.45)%
      All contract charges                            --          476          $78,335        3.40%         --

                                    FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
CHARTER/SM/ MULTI-SECTOR BOND
2017  Lowest contract charge 0.50% Class B    $138.03            --               --         --         1.72%
      Highest contract charge 1.30% Class B   $ 96.25            --               --         --         0.92%
      All contract charges                         --           243         $ 25,610       1.56%          --
2016  Lowest contract charge 0.50% Class B    $135.69            --               --         --         2.42%
      Highest contract charge 1.30% Class B   $ 95.37            --               --         --         1.61%
      All contract charges                         --           249         $ 25,975       1.95%          --
2015  Lowest contract charge 0.50% Class B    $132.49            --               --         --        (1.13)%
      Highest contract charge 1.30% Class B   $ 93.86            --               --         --        (1.92)%
      All contract charges                         --           256         $ 26,346       1.52%          --
2014  Lowest contract charge 0.50% Class B    $134.01            --               --         --         1.88%
      Highest contract charge 1.30% Class B   $ 95.70            --               --         --         1.08%
      All contract charges                         --           262         $ 27,445       2.48%          --
2013  Lowest contract charge 0.50% Class B    $131.54            --               --         --        (1.36)%
      Highest contract charge 1.30% Class B   $ 94.68            --               --         --        (2.15)%
      All contract charges                         --           275         $ 28,502       3.40%          --
CHARTER/SM/ SMALL CAP GROWTH
2017  Lowest contract charge 0.50% Class B    $226.80            --               --         --        23.74%
      Highest contract charge 1.45% Class B   $199.78            --               --         --        22.56%
      All contract charges                         --           231         $ 46,802       2.62%          --
2016  Lowest contract charge 0.50% Class B    $183.29            --               --         --         8.81%
      Highest contract charge 1.45% Class B   $163.00            --               --         --         7.77%
      All contract charges                         --           244         $ 40,272       0.00%          --
2015  Lowest contract charge 0.50% Class B    $168.45            --               --         --        (6.52)%
      Highest contract charge 1.45% Class B   $151.25            --               --         --        (7.41)%
      All contract charges                         --           265         $ 40,398       0.26%          --
2014  Lowest contract charge 0.70% Class B    $176.51            --               --         --        (3.29)%
      Highest contract charge 1.45% Class B   $163.35            --               --         --        (4.02)%
      All contract charges                         --           288         $ 47,082       0.00%          --
2013  Lowest contract charge 0.50% Class B    $185.94            --               --         --        47.03%
      Highest contract charge 1.45% Class B   $170.19            --               --         --        45.64%
      All contract charges                         --           340         $ 57,990       0.00%          --
CHARTER/SM/ SMALL CAP VALUE
2017  Lowest contract charge 0.50% Class B    $303.06            --               --         --        10.74%
      Highest contract charge 1.45% Class B   $211.80            --               --         --         9.68%
      All contract charges                         --           434         $118,439       1.45%          --
2016  Lowest contract charge 0.50% Class B    $273.66            --               --         --        24.61%
      Highest contract charge 1.45% Class B   $193.10            --               --         --        23.43%
      All contract charges                         --           469         $117,210       1.36%          --
2015  Lowest contract charge 0.50% Class B    $219.62            --               --         --       (13.57)%
      Highest contract charge 1.45% Class B   $156.45            --               --         --       (14.40)%
      All contract charges                         --           504         $101,765       0.51%          --
2014  Lowest contract charge 0.50% Class B    $254.09            --               --         --        (5.58)%
      Highest contract charge 1.45% Class B   $182.76            --               --         --        (6.48)%
      All contract charges                         --           537         $126,327       0.16%          --
2013  Lowest contract charge 0.50% Class B    $269.12            --               --         --        42.01%
      Highest contract charge 1.45% Class B   $195.43            --               --         --        40.65%
      All contract charges                         --           592         $148,120       0.55%          --
EQ/BLACKROCK BASIC VALUE EQUITY
2017  Lowest contract charge 0.50% Class B    $278.13            --               --         --         7.57%
      Highest contract charge 1.45% Class B   $292.62            --               --         --         6.55%
      All contract charges                         --         2,378         $791,517       1.41%          --
2016  Lowest contract charge 0.50% Class B    $258.55            --               --         --        17.38%
      Highest contract charge 1.45% Class B   $274.64            --               --         --        16.26%
      All contract charges                         --         2,429         $759,183       1.54%          --
2015  Lowest contract charge 0.50% Class B    $220.27            --               --         --        (6.62)%
      Highest contract charge 1.45% Class B   $236.23            --               --         --        (7.51)%
      All contract charges                         --         2,398         $648,716       1.31%          --

                                    FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/BLACKROCK BASIC VALUE EQUITY (CONTINUED)
2014  Lowest contract charge 0.50% Class B    $235.89            --                --        --        9.16%
      Highest contract charge 1.45% Class B   $255.41            --                --        --        8.11%
      All contract charges                         --         2,356        $  693,101      1.09%         --
2013  Lowest contract charge 0.50% Class B    $216.10            --                --        --       37.04%
      Highest contract charge 1.45% Class B   $236.25            --                --        --       35.74%
      All contract charges                         --         2,291        $  629,177      1.65%         --
EQ/CAPITAL GUARDIAN RESEARCH
2017  Lowest contract charge 0.70% Class B    $294.05            --                --        --       24.56%
      Highest contract charge 1.45% Class B   $255.85            --                --        --       23.62%
      All contract charges                         --           907        $  226,594      0.78%         --
2016  Lowest contract charge 0.70% Class B    $236.07            --                --        --        7.66%
      Highest contract charge 1.45% Class B   $206.96            --                --        --        6.86%
      All contract charges                         --           954        $  194,061      0.87%         --
2015  Lowest contract charge 0.70% Class B    $219.27            --                --        --        1.20%
      Highest contract charge 1.45% Class B   $193.68            --                --        --        0.43%
      All contract charges                         --         1,011        $  193,583      0.57%         --
2014  Lowest contract charge 0.70% Class B    $216.67            --                --        --        9.74%
      Highest contract charge 1.45% Class B   $192.85            --                --        --        8.91%
      All contract charges                         --         1,058        $  203,147      0.70%         --
2013  Lowest contract charge 0.70% Class B    $197.44            --                --        --       30.84%
      Highest contract charge 1.45% Class B   $177.07            --                --        --       29.85%
      All contract charges                         --         1,151        $  203,683      1.45%         --
EQ/COMMON STOCK INDEX
2017  Lowest contract charge 0.70% Class A    $299.68            --                --        --       19.63%
      Highest contract charge 1.45% Class A   $202.81            --                --        --       18.73%
      All contract charges                         --         3,556        $2,249,181      1.29%         --
2016  Lowest contract charge 0.70% Class A    $250.51            --                --        --       10.91%
      Highest contract charge 1.45% Class A   $170.82            --                --        --       10.08%
      All contract charges                         --         3,867        $2,054,312      1.54%         --
2015  Lowest contract charge 0.70% Class A    $225.87            --                --        --       (0.76)%
      Highest contract charge 1.45% Class A   $155.18            --                --        --       (1.50)%
      All contract charges                         --         4,237        $2,036,713      1.35%         --
2014  Lowest contract charge 0.70% Class A    $227.59            --                --        --       11.27%
      Highest contract charge 1.45% Class A   $157.55            --                --        --       10.43%
      All contract charges                         --         4,600        $2,238,543      1.22%         --
2013  Lowest contract charge 0.70% Class A    $204.53            --                --        --       31.54%
      Highest contract charge 1.45% Class A   $142.67            --                --        --       30.55%
      All contract charges                         --         5,042        $2,214,801      1.28%         --
EQ/COMMON STOCK INDEX
2017  Lowest contract charge 0.40% Class B    $199.52            --                --        --       19.99%
      Highest contract charge 1.30% Class B   $180.90            --                --        --       18.93%
      All contract charges                         --           917        $  179,724      1.29%         --
2016  Lowest contract charge 0.40% Class B    $166.28            --                --        --       11.25%
      Highest contract charge 1.30% Class B   $152.11            --                --        --       10.26%
      All contract charges                         --           881        $  144,886      1.54%         --
2015  Lowest contract charge 0.40% Class B    $149.47            --                --        --       (0.46)%
      Highest contract charge 1.30% Class B   $137.96            --                --        --       (1.34)%
      All contract charges                         --           870        $  130,043      1.35%         --
2014  Lowest contract charge 0.40% Class B    $150.16            --                --        --       11.61%
      Highest contract charge 1.30% Class B   $139.83            --                --        --       10.61%
      All contract charges                         --           888        $  134,632      1.22%         --
2013  Lowest contract charge 0.40% Class B    $134.54            --                --        --       31.94%
      Highest contract charge 1.30% Class B   $126.42            --                --        --       30.76%
      All contract charges                         --           908        $  125,249      1.28%         --

                                    FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
EQ/CORE BOND INDEX
2017  Lowest contract charge 0.40% Class B       $103.14            --                --        --         1.06%
      Highest contract charge 1.45% Class B      $112.84            --                --        --         0.00%
      All contract charges                            --           983        $  114,129      1.58%          --
2016  Lowest contract charge 0.40% Class B       $102.06            --                --        --         0.97%
      Highest contract charge 1.45% Class B      $112.84            --                --        --        (0.09)%
      All contract charges                            --           991        $  114,324      1.52%          --
2015  Lowest contract charge 0.40% Class B       $101.08            --                --        --         0.04%
      Highest contract charge 1.45% Class B      $112.94            --                --        --        (1.03)%
      All contract charges                            --           963        $  110,934      1.50%          --
2014  Lowest contract charge 0.40% Class B       $101.04            --                --        --         2.01%
      Highest contract charge 1.45% Class B      $114.11            --                --        --         0.94%
      All contract charges                            --           956        $  111,253      1.30%          --
2013  Lowest contract charge 0.40% Class B       $ 99.05            --                --        --        (1.99)%
      Highest contract charge 1.45% Class B      $113.05            --                --        --        (3.02)%
      All contract charges                            --           981        $  112,879      1.15%          --
EQ/EMERGING MARKETS EQUITY PLUS
2017  Lowest contract charge 0.50% Class B       $108.45            --                --        --        33.35%
      Highest contract charge 1.45% Class B(a)   $103.73            --                --        --        32.07%
      All contract charges                            --           125        $   13,139      1.18%          --
2016  Lowest contract charge 0.50% Class B       $ 81.33            --                --        --         9.15%
      Highest contract charge 1.34% Class B      $ 78.86            --                --        --         8.23%
      All contract charges                            --            72        $    5,741      0.92%          --
2015  Lowest contract charge 0.50% Class B       $ 74.51            --                --        --       (18.56)%
      Highest contract charge 1.34% Class B      $ 72.86            --                --        --       (19.24)%
      All contract charges                            --            54        $    3,974      0.74%          --
2014  Lowest contract charge 0.50% Class B       $ 91.49            --                --        --        (3.64)%
      Highest contract charge 1.34% Class B      $ 90.22            --                --        --        (4.46)%
      All contract charges                            --            33        $    3,010      0.73%          --
2013  Lowest contract charge 0.50% Class B(a)    $ 94.95            --                --        --        (4.18)%
      Highest contract charge 1.34% Class B(a)   $ 94.43            --                --        --        (4.67)%
      All contract charges                            --            12        $    1,233      1.05%          --
EQ/EQUITY 500 INDEX
2017  Lowest contract charge 0.70% Class A       $332.03            --                --        --        20.20%
      Highest contract charge 1.45% Class A      $226.62            --                --        --        19.29%
      All contract charges                            --         1,974        $1,164,818      1.48%          --
2016  Lowest contract charge 0.70% Class A       $276.23            --                --        --        10.46%
      Highest contract charge 1.45% Class A      $189.97            --                --        --         9.63%
      All contract charges                            --         2,006        $  993,755      1.68%          --
2015  Lowest contract charge 0.70% Class A       $250.07            --                --        --         0.09%
      Highest contract charge 1.45% Class A      $173.28            --                --        --        (0.66)%
      All contract charges                            --         2,050        $  923,739      1.64%          --
2014  Lowest contract charge 0.70% Class A       $249.84            --                --        --        12.19%
      Highest contract charge 1.45% Class A      $174.44            --                --        --        11.34%
      All contract charges                            --         2,097        $  950,100      1.41%          --
2013  Lowest contract charge 0.70% Class A       $222.70            --                --        --        30.59%
      Highest contract charge 1.45% Class A      $156.67            --                --        --        29.60%
      All contract charges                            --         2,171        $  883,708      1.48%          --
EQ/EQUITY 500 INDEX
2017  Lowest contract charge 0.40% Class B       $200.06            --                --        --        20.56%
      Highest contract charge 1.30% Class B      $199.56            --                --        --        19.48%
      All contract charges                            --         2,120        $  468,158      1.48%          --
2016  Lowest contract charge 0.40% Class B       $165.94            --                --        --        10.78%
      Highest contract charge 1.30% Class B      $167.02            --                --        --         9.81%
      All contract charges                            --         1,771        $  325,092      1.68%          --

                                    FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------
                                                                            ACCUMULATION
                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------ ------------- --------
EQ/EQUITY 500 INDEX (CONTINUED)
2015  Lowest contract charge 0.40% Class B      $149.79            --               --         --        0.39%
      Highest contract charge 1.30% Class B     $ 152.1            --               --         --       (0.51)%
      All contract charges                           --         1,478         $245,385       1.64%         --
2014  Lowest contract charge 0.40% Class B      $149.21            --               --         --       12.53%
      Highest contract charge 1.30% Class B     $152.88            --               --         --       11.52%
      All contract charges                           --         1,253         $207,743       1.41%         --
2013  Lowest contract charge 0.40% Class B      $132.60            --               --         --       30.99%
      Highest contract charge 1.30% Class B     $137.09            --               --         --       29.83%
      All contract charges                           --         1,095         $162,807       1.48%         --
EQ/GLOBAL BOND PLUS
2017  Lowest contract charge 0.50% Class B      $129.57            --               --         --        4.13%
      Highest contract charge 1.45% Class B     $115.22            --               --         --        3.14%
      All contract charges                           --           453         $ 53,888       0.04%         --
2016  Lowest contract charge 0.50% Class B      $124.43            --               --         --        0.18%
      Highest contract charge 1.45% Class B     $111.71            --               --         --       (0.78)%
      All contract charges                           --           473         $ 54,198       1.80%         --
2015  Lowest contract charge 0.50% Class B      $124.21            --               --         --       (4.28)%
      Highest contract charge 1.45% Class B     $112.59            --               --         --       (5.20)%
      All contract charges                           --           516         $ 59,622       0.04%         --
2014  Lowest contract charge 0.50% Class B      $129.77            --               --         --        0.39%
      Highest contract charge 1.45% Class B     $118.76            --               --         --       (0.58)%
      All contract charges                           --           573         $ 69,454       0.66%         --
2013  Lowest contract charge 0.50% Class B      $129.27            --               --         --       (3.00)%
      Highest contract charge 1.45% Class B     $119.45            --               --         --       (3.93)%
      All contract charges                           --           616         $ 74,946       0.01%         --
EQ/INTERMEDIATE GOVERNMENT BOND
2017  Lowest contract charge 0.70% Class A      $163.77            --               --         --       (0.36)%
      Highest contract charge 1.45% Class A     $135.77            --               --         --       (1.11)%
      All contract charges                           --           242         $ 40,567       0.82%         --
2016  Lowest contract charge 0.70% Class A      $164.36            --               --         --       (0.25)%
      Highest contract charge 1.45% Class A     $137.29            --               --         --       (1.00)%
      All contract charges                           --           257         $ 43,502       0.66%         --
2015  Lowest contract charge 0.70% Class A      $164.77            --               --         --       (0.28)%
      Highest contract charge 1.45% Class A     $138.68            --               --         --       (1.03)%
      All contract charges                           --           275         $ 46,641       0.58%         --
2014  Lowest contract charge 0.70% Class A      $165.23            --               --         --        0.82%
      Highest contract charge 1.45% Class A     $140.12            --               --         --        0.06%
      All contract charges                           --           295         $ 50,548       0.39%         --
2013  Lowest contract charge 0.70% Class A      $163.88            --               --         --       (2.33)%
      Highest contract charge 1.45% Class A     $140.04            --               --         --       (3.07)%
      All contract charges                           --           336         $ 56,347       0.21%         --
EQ/INTERMEDIATE GOVERNMENT BOND
2017  Lowest contract charge 0.00% Class B(f)   $ 99.96            --               --         --        0.34%
      Highest contract charge 1.30% Class B     $105.36            --               --         --       (0.95)%
      All contract charges                           --           103         $ 12,918       0.82%         --
2016  Lowest contract charge 0.00% Class B      $100.70            --               --         --        0.45%
      Highest contract charge 1.30% Class B     $106.37            --               --         --       (0.84)%
      All contract charges                           --           113         $ 14,492       0.66%         --
2015  Lowest contract charge 0.00% Class B(e)   $100.25            --               --         --       (0.16)%
      Highest contract charge 1.30% Class B     $107.27            --               --         --       (0.86)%
      All contract charges                           --           104         $ 13,778       0.58%         --
2014  Lowest contract charge 0.50% Class B      $147.34            --               --         --        1.02%
      Highest contract charge 1.30% Class B     $108.20            --               --         --        0.22%
      All contract charges                           --           117         $ 15,511       0.39%         --
2013  Lowest contract charge 0.50% Class B      $145.85            --               --         --       (2.13)%
      Highest contract charge 1.30% Class B     $107.96            --               --         --       (2.90)%
      All contract charges                           --           132         $ 17,667       0.21%         --

                                    FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/INTERNATIONAL EQUITY INDEX
2017  Lowest contract charge 0.70% Class A    $164.47            --               --         --       22.36%
      Highest contract charge 1.45% Class A   $126.48            --               --         --       21.44%
      All contract charges                         --         2,219         $363,221       2.63%         --
2016  Lowest contract charge 0.70% Class A    $134.41            --               --         --        1.48%
      Highest contract charge 1.45% Class A   $104.15            --               --         --        0.72%
      All contract charges                         --         2,321         $312,628       2.70%         --
2015  Lowest contract charge 0.70% Class A    $132.45            --               --         --       (2.82)%
      Highest contract charge 1.45% Class A   $103.41            --               --         --       (3.55)%
      All contract charges                         --         2,442         $325,879       2.31%         --
2014  Lowest contract charge 0.70% Class A    $136.30            --               --         --       (7.55)%
      Highest contract charge 1.45% Class A   $107.22            --               --         --       (8.25)%
      All contract charges                         --         2,554         $352,788       2.95%         --
2013  Lowest contract charge 0.70% Class A    $147.43            --               --         --       20.62%
      Highest contract charge 1.45% Class A   $116.86            --               --         --       19.71%
      All contract charges                         --         2,709         $407,476       2.22%         --
EQ/INTERNATIONAL EQUITY INDEX
2017  Lowest contract charge 0.40% Class B    $150.07            --               --         --       22.74%
      Highest contract charge 1.30% Class B   $ 96.10            --               --         --       21.65%
      All contract charges                         --           305         $ 37,039       2.63%         --
2016  Lowest contract charge 0.40% Class B    $122.27            --               --         --        1.78%
      Highest contract charge 1.30% Class B   $ 79.00            --               --         --        0.88%
      All contract charges                         --           321         $ 32,071       2.70%         --
2015  Lowest contract charge 0.40% Class B    $120.13            --               --         --       (2.52)%
      Highest contract charge 1.30% Class B   $ 78.31            --               --         --       (3.39)%
      All contract charges                         --           360         $ 35,412       2.31%         --
2014  Lowest contract charge 0.40% Class B    $123.24            --               --         --       (7.28)%
      Highest contract charge 1.30% Class B   $ 81.06            --               --         --       (8.10)%
      All contract charges                         --           369         $ 37,872       2.95%         --
2013  Lowest contract charge 0.50% Class B    $123.74            --               --         --       20.86%
      Highest contract charge 1.30% Class B   $ 88.20            --               --         --       19.90%
      All contract charges                         --           418         $ 47,134       2.22%         --
EQ/INVESCO COMSTOCK
2017  Lowest contract charge 0.50% Class B    $230.87            --               --         --       17.40%
      Highest contract charge 1.45% Class B   $204.45            --               --         --       16.27%
      All contract charges                         --           617         $128,355       0.78%         --
2016  Lowest contract charge 0.50% Class B    $196.66            --               --         --       16.79%
      Highest contract charge 1.45% Class B   $175.84            --               --         --       15.68%
      All contract charges                         --           661         $117,507       2.49%         --
2015  Lowest contract charge 0.50% Class B    $168.39            --               --         --       (6.66)%
      Highest contract charge 1.45% Class B   $152.01            --               --         --       (7.55)%
      All contract charges                         --           718         $109,963       2.11%         --
2014  Lowest contract charge 0.50% Class B    $180.41            --               --         --        8.37%
      Highest contract charge 1.45% Class B   $164.43            --               --         --        7.34%
      All contract charges                         --           763         $125,870       1.98%         --
2013  Lowest contract charge 0.50% Class B    $166.47            --               --         --       34.36%
      Highest contract charge 1.45% Class B   $153.19            --               --         --       33.08%
      All contract charges                         --           267         $ 41,252       4.48%         --
EQ/JPMORGAN VALUE OPPORTUNITIES
2017  Lowest contract charge 0.40% Class B    $222.58            --               --         --       17.25%
      Highest contract charge 1.45% Class B   $224.65            --               --         --       16.01%
      All contract charges                         --           554         $143,271       0.95%         --
2016  Lowest contract charge 0.40% Class B    $189.84            --               --         --       21.05%
      Highest contract charge 1.45% Class B   $193.64            --               --         --       19.77%
      All contract charges                         --           406         $ 92,188       1.07%         --

                                    FSA-139

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/JPMORGAN VALUE OPPORTUNITIES (CONTINUED)
2015  Lowest contract charge 0.40% Class B    $156.83            --               --         --       (2.67)%
      Highest contract charge 1.45% Class B   $161.67            --               --         --       (3.70)%
      All contract charges                         --           361         $ 69,659       0.71%         --
2014  Lowest contract charge 0.40% Class B    $161.14            --               --         --       13.92%
      Highest contract charge 1.45% Class B   $167.88            --               --         --       12.72%
      All contract charges                         --           326         $ 66,253       1.07%         --
2013  Lowest contract charge 0.70% Class B    $169.26            --               --         --       34.84%
      Highest contract charge 1.45% Class B   $148.94            --               --         --       33.82%
      All contract charges                         --           325         $ 59,293       2.02%         --
EQ/LARGE CAP GROWTH INDEX
2017  Lowest contract charge 0.50% Class B    $180.75            --               --         --       28.57%
      Highest contract charge 1.45% Class B   $168.34            --               --         --       27.36%
      All contract charges                         --         1,636         $287,433       0.79%         --
2016  Lowest contract charge 0.50% Class B    $140.58            --               --         --        5.82%
      Highest contract charge 1.45% Class B   $132.18            --               --         --        4.80%
      All contract charges                         --         1,558         $214,005       1.04%         --
2015  Lowest contract charge 0.50% Class B    $132.85            --               --         --        4.34%
      Highest contract charge 1.45% Class B   $126.12            --               --         --        3.34%
      All contract charges                         --         1,518         $198,419       0.88%         --
2014  Lowest contract charge 0.50% Class B    $127.32            --               --         --       11.67%
      Highest contract charge 1.45% Class B   $122.04            --               --         --       10.61%
      All contract charges                         --         1,489         $187,443       0.94%         --
2013  Lowest contract charge 0.50% Class B    $114.01            --               --         --       31.83%
      Highest contract charge 1.45% Class B   $110.33            --               --         --       30.57%
      All contract charges                         --         1,479         $167,886       0.98%         --
EQ/LARGE CAP VALUE INDEX
2017  Lowest contract charge 0.50% Class B    $129.25            --               --         --       12.44%
      Highest contract charge 1.45% Class B   $114.93            --               --         --       11.37%
      All contract charges                         --           771         $ 90,359       1.89%         --
2016  Lowest contract charge 0.50% Class B    $114.95            --               --         --       15.89%
      Highest contract charge 1.45% Class B   $103.20            --               --         --       14.79%
      All contract charges                         --           748         $ 78,417       2.12%         --
2015  Lowest contract charge 0.50% Class B    $ 99.19            --               --         --       (4.91)%
      Highest contract charge 1.45% Class B   $ 89.90            --               --         --       (5.81)%
      All contract charges                         --           697         $ 63,565       1.94%         --
2014  Lowest contract charge 0.50% Class B    $104.31            --               --         --       12.06%
      Highest contract charge 1.45% Class B   $ 95.45            --               --         --       10.99%
      All contract charges                         --           660         $ 63,828       1.63%         --
2013  Lowest contract charge 0.70% Class B    $ 91.55            --               --         --       30.67%
      Highest contract charge 1.45% Class B   $ 86.00            --               --         --       29.67%
      All contract charges                         --           608         $ 52,859       1.54%         --
EQ/MFS INTERNATIONAL GROWTH
2017  Lowest contract charge 0.40% Class B    $154.84            --               --         --       31.53%
      Highest contract charge 1.45% Class B   $206.51            --               --         --       30.15%
      All contract charges                         --           732         $152,179       0.86%         --
2016  Lowest contract charge 0.40% Class B    $117.72            --               --         --        1.57%
      Highest contract charge 1.45% Class B   $158.67            --               --         --        0.50%
      All contract charges                         --           657         $104,466       1.02%         --
2015  Lowest contract charge 0.40% Class B    $115.90            --               --         --       (0.21)%
      Highest contract charge 1.45% Class B   $157.88            --               --         --       (1.26)%
      All contract charges                         --           619         $ 97,843       0.60%         --
2014  Lowest contract charge 0.40% Class B    $116.14            --               --         --       (5.38)%
      Highest contract charge 1.45% Class B   $159.89            --               --         --       (6.38)%
      All contract charges                         --           589         $ 93,805       0.95%         --
2013  Lowest contract charge 0.40% Class B    $122.75            --               --         --       13.20%
      Highest contract charge 1.45% Class B   $170.79            --               --         --       12.00%
      All contract charges                         --           572         $ 97,506       0.94%         --

                                    FSA-140

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/MID CAP INDEX
2017  Lowest contract charge 0.40% Class B    $200.22            --               --         --       15.02%
      Highest contract charge 1.45% Class B   $226.86            --               --         --       13.81%
      All contract charges                         --         2,944         $671,402       0.95%         --
2016  Lowest contract charge 0.40% Class B    $174.07            --               --         --       19.43%
      Highest contract charge 1.45% Class B   $199.33            --               --         --       18.18%
      All contract charges                         --         2,809         $562,440       1.13%         --
2015  Lowest contract charge 0.40% Class B    $145.75            --               --         --       (3.25)%
      Highest contract charge 1.45% Class B   $168.67            --               --         --       (4.27)%
      All contract charges                         --         2,667         $453,031       0.87%         --
2014  Lowest contract charge 0.40% Class B    $150.64            --               --         --        8.55%
      Highest contract charge 1.45% Class B   $176.19            --               --         --        7.41%
      All contract charges                         --         2,613         $463,057       0.81%         --
2013  Lowest contract charge 0.40% Class B    $138.77            --               --         --       32.05%
      Highest contract charge 1.45% Class B   $164.03            --               --         --       30.66%
      All contract charges                         --         2,638         $434,850       0.79%         --
EQ/MONEY MARKET
2017  Lowest contract charge 0.00% Class A    $  1.00            --               --         --        0.00%
      Highest contract charge 1.45% Class A   $107.68            --               --         --       (1.05)%
      All contract charges                         --         1,454         $ 38,911       0.39%         --
2016  Lowest contract charge 0.00% Class A    $  1.00            --               --         --        0.00%
      Highest contract charge 1.45% Class A   $108.82            --               --         --       (1.45)%
      All contract charges                         --         1,443         $ 42,564       0.00%         --
2015  Lowest contract charge 0.00% Class A    $  1.00            --               --         --        0.00%
      Highest contract charge 1.45% Class A   $110.42            --               --         --       (1.45)%
      All contract charges                         --         1,266         $ 43,701       0.00%         --
2014  Lowest contract charge 0.00% Class A    $  1.00            --               --         --        0.00%
      Highest contract charge 1.45% Class A   $112.04            --               --         --       (1.45)%
      All contract charges                         --         1,244         $ 46,904       0.00%         --
2013  Lowest contract charge 0.00% Class A    $  1.00            --               --         --        0.00%
      Highest contract charge 1.45% Class A   $113.69            --               --         --       (1.45)%
      All contract charges                         --         1,837         $ 54,109       0.00%         --
EQ/MONEY MARKET
2017  Lowest contract charge 0.00% Class B    $  1.00            --               --         --        0.00%
      Highest contract charge 1.30% Class B   $ 93.66            --               --         --       (0.88)%
      All contract charges                         --         8,987         $ 30,193       0.39%         --
2016  Lowest contract charge 0.00% Class B    $  1.00            --               --         --        0.00%
      Highest contract charge 1.30% Class B   $ 94.49            --               --         --       (1.28)%
      All contract charges                         --         8,365         $ 33,504       0.00%         --
2015  Lowest contract charge 0.00% Class B    $  1.00            --               --         --        0.00%
      Highest contract charge 1.30% Class B   $ 95.72            --               --         --       (1.29)%
      All contract charges                         --         4,538         $ 28,080       0.00%         --
2014  Lowest contract charge 0.00% Class B    $  1.00            --               --         --        0.00%
      Highest contract charge 1.30% Class B   $ 96.97            --               --         --       (1.28)%
      All contract charges                         --         3,275         $ 27,356       0.00%         --
2013  Lowest contract charge 0.00% Class B    $  1.00            --               --         --        0.00%
      Highest contract charge 1.30% Class B   $ 98.23            --               --         --       (1.29)%
      All contract charges                         --         4,019         $ 32,095       0.00%         --
EQ/OPPENHEIMER GLOBAL
2017  Lowest contract charge 0.50% Class B    $208.47            --               --         --       34.94%
      Highest contract charge 1.45% Class B   $187.03            --               --         --       33.66%
      All contract charges                         --           941         $177,865       0.59%         --
2016  Lowest contract charge 0.50% Class B    $154.49            --               --         --       (0.46)%
      Highest contract charge 1.45% Class B   $139.93            --               --         --       (1.41)%
      All contract charges                         --           875         $123,212       0.84%         --

                                    FSA-141

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
EQ/OPPENHEIMER GLOBAL (CONTINUED)
2015  Lowest contract charge 0.50% Class B       $155.20            --               --         --        2.66%
      Highest contract charge 1.45% Class B      $141.93            --               --         --        1.68%
      All contract charges                            --           852         $121,243       0.28%         --
2014  Lowest contract charge 0.50% Class B       $151.18            --               --         --        1.29%
      Highest contract charge 1.45% Class B      $139.58            --               --         --        0.32%
      All contract charges                            --           729         $101,760       0.53%         --
2013  Lowest contract charge 0.50% Class B       $149.26            --               --         --       25.70%
      Highest contract charge 1.45% Class B      $139.14            --               --         --       24.50%
      All contract charges                            --           643         $ 89,648       2.48%         --
EQ/PIMCO GLOBAL REAL RETURN(K)
2017  Lowest contract charge 0.50% Class B       $106.91            --               --         --        2.38%
      Highest contract charge 1.45% Class B      $102.26            --               --         --        1.42%
      All contract charges                            --           339         $ 35,233       1.39%         --
2016  Lowest contract charge 0.50% Class B       $104.42            --               --         --        9.78%
      Highest contract charge 1.45% Class B      $100.83            --               --         --        8.72%
      All contract charges                            --           245         $ 24,965       5.89%         --
2015  Lowest contract charge 0.50% Class B       $ 95.12            --               --         --       (2.85)%
      Highest contract charge 1.45% Class B      $ 92.74            --               --         --       (3.78)%
      All contract charges                            --           184         $ 17,168       1.51%         --
2014  Lowest contract charge 0.50% Class B       $ 97.91            --               --         --        7.32%
      Highest contract charge 1.45% Class B(a)   $ 96.38            --               --         --        6.31%
      All contract charges                            --            96         $  9,392       7.98%         --
2013  Lowest contract charge 0.50% Class B(a)    $ 91.23            --               --         --       (7.50)%
      Highest contract charge 1.34% Class B(a)   $ 90.73            --               --         --       (7.98)%
      All contract charges                            --            25         $  2,381       0.18%         --
EQ/PIMCO ULTRA SHORT BOND
2017  Lowest contract charge 1.10% Class A       $ 97.62            --               --         --        0.77%
      Highest contract charge 1.10% Class A      $ 97.62            --               --         --        0.77%
      All contract charges                            --             1         $    107       1.25%         --
2016  Lowest contract charge 1.10% Class A       $ 96.87            --               --         --        0.87%
      Highest contract charge 1.10% Class A      $ 96.87            --               --         --        0.87%
      All contract charges                            --             1         $    106       0.98%         --
2015  Lowest contract charge 1.10% Class A       $ 96.03            --               --         --       (1.38)%
      Highest contract charge 1.10% Class A      $ 96.03            --               --         --       (1.38)%
      All contract charges                            --             1         $    105       0.46%         --
2014  Lowest contract charge 1.10% Class A       $ 97.37            --               --         --       (1.19)%
      Highest contract charge 1.10% Class A      $ 97.37            --               --         --       (1.19)%
      All contract charges                            --             2         $    152       0.37%         --
2013  Lowest contract charge 1.10% Class A       $ 98.54            --               --         --       (1.07)%
      Highest contract charge 1.10% Class A      $ 98.54            --               --         --       (1.07)%
      All contract charges                            --             2         $    156       0.71%         --
EQ/PIMCO ULTRA SHORT BOND
2017  Lowest contract charge 0.50% Class B       $115.50            --               --         --        1.38%
      Highest contract charge 1.45% Class B      $102.29            --               --         --        0.42%
      All contract charges                            --           767         $ 80,773       1.25%         --
2016  Lowest contract charge 0.50% Class B       $113.93            --               --         --        1.49%
      Highest contract charge 1.45% Class B      $101.86            --               --         --        0.51%
      All contract charges                            --           798         $ 83,638       0.98%         --
2015  Lowest contract charge 0.50% Class B       $112.26            --               --         --       (0.78)%
      Highest contract charge 1.45% Class B      $101.34            --               --         --       (1.73)%
      All contract charges                            --           857         $ 88,975       0.46%         --
2014  Lowest contract charge 0.50% Class B       $113.14            --               --         --       (0.59)%
      Highest contract charge 1.45% Class B      $103.12            --               --         --       (1.54)%
      All contract charges                            --           932         $ 98,360       0.37%         --
2013  Lowest contract charge 0.50% Class B       $113.81            --               --         --       (0.42)%
      Highest contract charge 1.45% Class B      $104.73            --               --         --       (1.37)%
      All contract charges                            --         1,000         $106,875       0.71%         --

                                    FSA-142

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/QUALITY BOND PLUS
2017  Lowest contract charge 0.70% Class A    $168.78            --               --         --        0.69%
      Highest contract charge 1.45% Class A   $137.84            --               --         --       (0.07)%
      All contract charges                         --           335         $ 59,351       1.17%         --
2016  Lowest contract charge 0.70% Class A    $167.63            --               --         --        0.47%
      Highest contract charge 1.45% Class A   $137.94            --               --         --       (0.29)%
      All contract charges                         --           358         $ 63,477       1.12%         --
2015  Lowest contract charge 0.70% Class A    $166.85            --               --         --       (0.48)%
      Highest contract charge 1.45% Class A   $138.34            --               --         --       (1.23)%
      All contract charges                         --           391         $ 69,213       1.05%         --
2014  Lowest contract charge 0.70% Class A    $167.65            --               --         --        2.18%
      Highest contract charge 1.45% Class A   $140.06            --               --         --        1.40%
      All contract charges                         --           429         $ 76,711       0.97%         --
2013  Lowest contract charge 0.70% Class A    $164.07            --               --         --       (2.96)%
      Highest contract charge 1.45% Class A   $138.12            --               --         --       (3.70)%
      All contract charges                         --           470         $ 83,030       0.34%         --
EQ/QUALITY BOND PLUS
2017  Lowest contract charge 0.50% Class B    $150.25            --               --         --        0.89%
      Highest contract charge 1.30% Class B   $103.19            --               --         --        0.09%
      All contract charges                         --           146         $ 20,008       1.17%         --
2016  Lowest contract charge 0.50% Class B    $148.93            --               --         --        0.67%
      Highest contract charge 1.30% Class B   $103.10            --               --         --       (0.13)%
      All contract charges                         --           153         $ 20,936       1.12%         --
2015  Lowest contract charge 0.50% Class B    $147.94            --               --         --       (0.27)%
      Highest contract charge 1.30% Class B   $103.23            --               --         --       (1.06)%
      All contract charges                         --           159         $ 21,910       1.05%         --
2014  Lowest contract charge 0.50% Class B    $148.34            --               --         --        2.39%
      Highest contract charge 1.30% Class B   $104.34            --               --         --        1.58%
      All contract charges                         --           169         $ 23,285       0.97%         --
2013  Lowest contract charge 0.50% Class B    $144.88            --               --         --       (2.78)%
      Highest contract charge 1.30% Class B   $102.72            --               --         --       (3.54)%
      All contract charges                         --           184         $ 24,978       0.34%         --
EQ/SMALL COMPANY INDEX
2017  Lowest contract charge 0.40% Class B    $194.15            --               --         --       13.56%
      Highest contract charge 1.45% Class B   $296.42            --               --         --       12.36%
      All contract charges                         --         1,080         $312,612       1.07%         --
2016  Lowest contract charge 0.40% Class B    $170.97            --               --         --       20.05%
      Highest contract charge 1.45% Class B   $263.81            --               --         --       18.79%
      All contract charges                         --         1,078         $277,464       1.16%         --
2015  Lowest contract charge 0.40% Class B    $142.42            --               --         --       (4.95)%
      Highest contract charge 1.45% Class B   $222.09            --               --         --       (5.95)%
      All contract charges                         --         1,085         $235,560       0.91%         --
2014  Lowest contract charge 0.40% Class B    $149.84            --               --         --        4.43%
      Highest contract charge 1.45% Class B   $236.15            --               --         --        3.33%
      All contract charges                         --         1,091         $251,678       0.78%         --
2013  Lowest contract charge 0.40% Class B    $143.48            --               --         --       36.90%
      Highest contract charge 1.45% Class B   $228.54            --               --         --       35.46%
      All contract charges                         --         1,124         $250,855       0.97%         --
EQ/T. ROWE PRICE GROWTH STOCK
2017  Lowest contract charge 0.40% Class B    $221.97            --               --         --       32.84%
      Highest contract charge 1.45% Class B   $245.86            --               --         --       31.44%
      All contract charges                         --         2,437         $606,687       0.00%         --
2016  Lowest contract charge 0.40% Class B    $167.10            --               --         --        0.94%
      Highest contract charge 1.45% Class B   $187.05            --               --         --       (0.13)%
      All contract charges                         --         2,262         $427,483       0.00%         --

                                    FSA-143

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
EQ/T. ROWE PRICE GROWTH STOCK (CONTINUED)
2015  Lowest contract charge 0.40% Class B            $165.55            --               --         --        9.78%
      Highest contract charge 1.45% Class B           $187.29            --               --         --        8.62%
      All contract charges                                 --         2,171         $409,319       0.00%         --
2014  Lowest contract charge 0.40% Class B            $150.80            --               --         --        8.21%
      Highest contract charge 1.45% Class B           $172.42            --               --         --        7.07%
      All contract charges                                 --         1,944         $337,268       0.00%         --
2013  Lowest contract charge 0.40% Class B            $139.36            --               --         --       37.37%
      Highest contract charge 1.45% Class B           $161.04            --               --         --       35.92%
      All contract charges                                 --         1,842         $298,052       0.00%         --
EQ/UBS GROWTH & INCOME
2017  Lowest contract charge 0.50% Class B            $259.69            --               --         --       20.67%
      Highest contract charge 1.35% Class B           $231.85            --               --         --       19.65%
      All contract charges                                 --           196         $ 42,336       0.29%         --
2016  Lowest contract charge 0.50% Class B            $215.20            --               --         --        9.59%
      Highest contract charge 1.35% Class B           $193.78            --               --         --        8.66%
      All contract charges                                 --           188         $ 34,163       0.82%         --
2015  Lowest contract charge 0.50% Class B            $196.36            --               --         --       (1.92)%
      Highest contract charge 1.34% Class B           $178.53            --               --         --       (2.75)%
      All contract charges                                 --           204         $ 34,304       0.59%         --
2014  Lowest contract charge 0.50% Class B            $200.20            --               --         --       13.87%
      Highest contract charge 1.34% Class B           $183.58            --               --         --       12.92%
      All contract charges                                 --           179         $ 31,660       0.66%         --
2013  Lowest contract charge 0.50% Class B            $175.81            --               --         --       34.85%
      Highest contract charge 1.34% Class B           $162.58            --               --         --       33.71%
      All contract charges                                 --           160         $ 25,154       1.01%         --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
2017  Lowest contract charge 0.50% Service Class 2    $223.06            --               --         --       20.98%
      Highest contract charge 1.45% Service Class 2   $183.72            --               --         --       19.84%
      All contract charges                                 --         1,956         $433,391       0.79%         --
2016  Lowest contract charge 0.50% Service Class 2    $184.38            --               --         --        7.20%
      Highest contract charge 1.45% Service Class 2   $153.31            --               --         --        6.17%
      All contract charges                                 --         1,888         $349,167       0.65%         --
2015  Lowest contract charge 0.50% Service Class 2    $172.00            --               --         --       (0.09)%
      Highest contract charge 1.45% Service Class 2   $144.40            --               --         --       (1.04)%
      All contract charges                                 --         1,784         $311,215       0.85%         --
2014  Lowest contract charge 0.50% Service Class 2    $172.15            --               --         --       11.09%
      Highest contract charge 1.45% Service Class 2   $145.92            --               --         --       10.04%
      All contract charges                                 --         1,565         $276,194       0.81%         --
2013  Lowest contract charge 0.50% Service Class 2    $154.96            --               --         --       30.30%
      Highest contract charge 1.45% Service Class 2   $132.61            --               --         --       29.05%
      All contract charges                                 --         1,341         $215,365       0.93%         --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
2017  Lowest contract charge 0.50% Service Class 2    $206.67            --               --         --       12.09%
      Highest contract charge 1.20% Service Class 2   $195.75            --               --         --       11.30%
      All contract charges                                 --            64         $ 12,640       1.57%         --
2016  Lowest contract charge 0.50% Service Class 2    $184.38            --               --         --       17.12%
      Highest contract charge 1.20% Service Class 2   $175.87            --               --         --       16.30%
      All contract charges                                 --            58         $ 10,325       2.37%         --
2015  Lowest contract charge 0.50% Service Class 2    $157.43            --               --         --       (4.71)%
      Highest contract charge 1.20% Service Class 2   $151.22            --               --         --       (5.39)%
      All contract charges                                 --            50         $  7,681       3.28%         --
2014  Lowest contract charge 0.50% Service Class 2    $165.22            --               --         --        7.94%
      Highest contract charge 1.20% Service Class 2   $159.84            --               --         --        7.18%
      All contract charges                                 --            39         $  6,454       3.19%         --
2013  Lowest contract charge 0.50% Service Class 2    $153.07            --               --         --       27.19%
      Highest contract charge 1.20% Service Class 2   $149.13            --               --         --       26.30%
      All contract charges                                 --            27         $  4,066       2.84%         --

                                    FSA-144

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
FIDELITY(R) VIP MID CAP PORTFOLIO
2017  Lowest contract charge 0.50% Service Class 2    $212.94           --               --          --        19.93%
      Highest contract charge 1.20% Service Class 2   $201.69           --               --          --        19.10%
      All contract charges                                 --          269          $54,048        0.51%          --
2016  Lowest contract charge 0.50% Service Class 2    $177.55           --               --          --        11.37%
      Highest contract charge 1.20% Service Class 2   $169.35           --               --          --        10.58%
      All contract charges                                 --          234          $39,627        0.35%          --
2015  Lowest contract charge 0.50% Service Class 2    $159.43           --               --          --        (2.12)%
      Highest contract charge 1.20% Service Class 2   $153.15           --               --          --        (2.81)%
      All contract charges                                 --          191          $29,387        0.29%          --
2014  Lowest contract charge 0.50% Service Class 2    $162.88           --               --          --         5.50%
      Highest contract charge 1.20% Service Class 2   $157.57           --               --          --         4.76%
      All contract charges                                 --          148          $23,272        0.02%          --
2013  Lowest contract charge 0.90% Service Class 2    $152.11           --               --          --        34.65%
      Highest contract charge 1.20% Service Class 2   $150.41           --               --          --        34.23%
      All contract charges                                 --          106          $15,878        0.33%          --
GOLDMAN SACHS VIT MID CAP VALUE FUND
2017  Lowest contract charge 0.50% Service Shares     $196.57           --               --          --        10.30%
      Highest contract charge 1.34% Service Shares    $159.97           --               --          --         9.37%
      All contract charges                                 --          333          $56,505        0.51%          --
2016  Lowest contract charge 0.50% Service Shares     $178.22           --               --          --        12.71%
      Highest contract charge 1.34% Service Shares    $146.27           --               --          --        11.76%
      All contract charges                                 --          323          $50,335        1.19%          --
2015  Lowest contract charge 0.50% Service Shares     $158.12           --               --          --        (9.97)%
      Highest contract charge 1.45% Service Shares    $130.20           --               --          --       (10.84)%
      All contract charges                                 --          318          $43,663        0.12%          --
2014  Lowest contract charge 0.50% Service Shares     $175.64           --               --          --        12.72%
      Highest contract charge 1.45% Service Shares    $146.03           --               --          --        11.64%
      All contract charges                                 --          257          $39,498        0.95%          --
2013  Lowest contract charge 0.50% Service Shares     $155.82           --               --          --        31.89%
      Highest contract charge 1.45% Service Shares    $130.80           --               --          --        30.64%
      All contract charges                                 --          175          $24,067        0.75%          --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
2017  Lowest contract charge 0.00% Series II(f)       $122.88           --               --          --         8.35%
      Highest contract charge 1.20% Series II         $185.12           --               --          --         7.05%
      All contract charges                                 --          248          $45,760        1.63%          --
2016  Lowest contract charge 0.00% Series II          $112.48           --               --          --        14.54%
      Highest contract charge 1.20% Series II         $172.93           --               --          --        13.17%
      All contract charges                                 --          166          $28,770        1.35%          --
2015  Lowest contract charge 0.00% Series II(e)       $ 98.20           --               --          --        (1.88)%
      Highest contract charge 1.20% Series II         $152.81           --               --          --         0.60%
      All contract charges                                 --           78          $12,046        1.70%          --
2014  Lowest contract charge 0.50% Series II          $157.02           --               --          --        11.97%
      Highest contract charge 1.20% Series II         $151.90           --               --          --        11.18%
      All contract charges                                 --           46          $ 7,141        1.73%          --
2013  Lowest contract charge 0.50% Series II          $140.23           --               --          --        30.11%
      Highest contract charge 1.20% Series II         $136.62           --               --          --        29.19%
      All contract charges                                 --           25          $ 3,550        2.61%          --
INVESCO V.I. GLOBAL REAL ESTATE FUND
2017  Lowest contract charge 0.50% Series II          $169.05           --               --          --        12.17%
      Highest contract charge 1.45% Series II         $135.54           --               --          --        11.10%
      All contract charges                                 --          578          $92,185        3.14%          --
2016  Lowest contract charge 0.50% Series II          $150.71           --               --          --         1.31%
      Highest contract charge 1.45% Series II         $122.00           --               --          --         0.35%
      All contract charges                                 --          545          $77,851        1.45%          --

                                    FSA-145

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------
                                                                            ACCUMULATION
                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------ ------------- --------
INVESCO V.I. GLOBAL REAL ESTATE FUND (CONTINUED)
2015  Lowest contract charge 0.50% Series II    $148.76           --               --          --       (2.23)%
      Highest contract charge 1.45% Series II   $121.58           --               --          --       (3.17)%
      All contract charges                           --          504          $71,364        3.41%         --
2014  Lowest contract charge 0.50% Series II    $152.16           --               --          --       13.77%
      Highest contract charge 1.45% Series II   $125.56           --               --          --       12.69%
      All contract charges                           --          433          $63,183        1.51%         --
2013  Lowest contract charge 0.50% Series II    $133.74           --               --          --        1.92%
      Highest contract charge 1.45% Series II   $111.42           --               --          --        0.95%
      All contract charges                           --          326          $42,220        3.92%         --
INVESCO V.I. HIGH YIELD FUND
2017  Lowest contract charge 0.50% Series II    $133.61           --               --          --        5.60%
      Highest contract charge 1.45% Series II   $125.37           --               --          --        4.59%
      All contract charges                           --          324          $41,199        4.01%         --
2016  Lowest contract charge 0.50% Series II    $126.53           --               --          --       10.28%
      Highest contract charge 1.45% Series II   $119.87           --               --          --        9.22%
      All contract charges                           --          280          $34,051        4.11%         --
2015  Lowest contract charge 0.50% Series II    $114.74           --               --          --       (3.85)%
      Highest contract charge 1.45% Series II   $109.75           --               --          --       (4.76)%
      All contract charges                           --          255          $28,355        5.55%         --
2014  Lowest contract charge 0.50% Series II    $119.34           --               --          --        1.08%
      Highest contract charge 1.45% Series II   $115.24           --               --          --        0.10%
      All contract charges                           --          209          $24,316        4.77%         --
2013  Lowest contract charge 0.50% Series II    $118.07           --               --          --        6.24%
      Highest contract charge 1.34% Series II   $115.46           --               --          --        5.34%
      All contract charges                           --          167          $19,329        5.32%         --
INVESCO V.I. INTERNATIONAL GROWTH FUND
2017  Lowest contract charge 0.50% Series II    $160.60           --               --          --       22.11%
      Highest contract charge 1.45% Series II   $129.15           --               --          --       20.95%
      All contract charges                           --          577          $82,166        1.30%         --
2016  Lowest contract charge 0.50% Series II    $131.52           --               --          --       (1.19)%
      Highest contract charge 1.45% Series II   $106.78           --               --          --       (2.14)%
      All contract charges                           --          522          $61,123        1.22%         --
2015  Lowest contract charge 0.50% Series II    $133.11           --               --          --       (3.10)%
      Highest contract charge 1.45% Series II   $109.11           --               --          --       (4.03)%
      All contract charges                           --          450          $53,287        1.37%         --
2014  Lowest contract charge 0.50% Series II    $137.37           --               --          --       (0.41)%
      Highest contract charge 1.45% Series II   $113.69           --               --          --       (1.36)%
      All contract charges                           --          350          $42,920        1.50%         --
2013  Lowest contract charge 0.50% Series II    $137.93           --               --          --       18.12%
      Highest contract charge 1.45% Series II   $115.26           --               --          --       17.00%
      All contract charges                           --          256          $31,602        1.12%         --
INVESCO V.I. MID CAP CORE EQUITY FUND
2017  Lowest contract charge 0.50% Series II    $173.88           --               --          --       14.08%
      Highest contract charge 1.45% Series II   $143.40           --               --          --       12.99%
      All contract charges                           --          128          $22,182        0.32%         --
2016  Lowest contract charge 0.50% Series II    $152.42           --               --          --       12.60%
      Highest contract charge 1.45% Series II   $126.91           --               --          --       11.53%
      All contract charges                           --          119          $18,351        0.00%         --
2015  Lowest contract charge 0.50% Series II    $135.37           --               --          --       (4.76)%
      Highest contract charge 1.45% Series II   $113.79           --               --          --       (5.67)%
      All contract charges                           --          107          $14,794        0.11%         --
2014  Lowest contract charge 0.50% Series II    $142.13           --               --          --        3.65%
      Highest contract charge 1.45% Series II   $120.63           --               --          --        2.66%
      All contract charges                           --           99          $14,583        0.00%         --
2013  Lowest contract charge 0.50% Series II    $137.13           --               --          --       27.82%
      Highest contract charge 1.34% Series II   $146.29           --               --          --       26.75%
      All contract charges                           --           93          $13,303        0.54%         --

                                    FSA-146

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------------------
                                                                            ACCUMULATION
                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------ ------------- --------
INVESCO V.I. SMALL CAP EQUITY FUND
2017  Lowest contract charge 0.50% Series II    $198.91            --               --         --        13.16%
      Highest contract charge 1.34% Series II   $213.58            --               --         --        12.20%
      All contract charges                           --            53         $ 10,641       0.00%          --
2016  Lowest contract charge 0.50% Series II    $175.78            --               --         --        11.28%
      Highest contract charge 1.34% Series II   $190.35            --               --         --        10.35%
      All contract charges                           --            53         $  9,535       0.00%          --
2015  Lowest contract charge 0.50% Series II    $157.96            --               --         --        (6.21)%
      Highest contract charge 1.34% Series II   $172.50            --               --         --        (7.00)%
      All contract charges                           --            52         $  8,732       0.00%          --
2014  Lowest contract charge 0.50% Series II    $168.42            --               --         --         1.57%
      Highest contract charge 1.34% Series II   $185.49            --               --         --         0.72%
      All contract charges                           --            44         $  7,886       0.00%          --
2013  Lowest contract charge 0.70% Series II    $188.18            --               --         --        36.13%
      Highest contract charge 1.34% Series II   $184.17            --               --         --        35.24%
      All contract charges                           --            43         $  7,508       0.00%          --
IVY VIP ENERGY
2017  Lowest contract charge 0.40% Class II     $102.82            --               --         --       (13.00)%
      Highest contract charge 1.45% Class II      84.35            --               --         --       (13.90)%
      All contract charges                           --           523         $ 55,997       0.81%          --
2016  Lowest contract charge 0.40% Class II     $118.18            --               --         --        34.02%
      Highest contract charge 1.45% Class II      97.97            --               --         --        32.61%
      All contract charges                           --           483         $ 60,337       0.14%          --
2015  Lowest contract charge 0.40% Class II     $ 88.18            --               --         --       (22.46)%
      Highest contract charge 1.45% Class II    $ 73.88            --               --         --       (23.27)%
      All contract charges                           --           416         $ 39,275       0.06%          --
2014  Lowest contract charge 0.40% Class II     $113.72            --               --         --       (10.92)%
      Highest contract charge 1.45% Class II    $ 96.29            --               --         --       (11.86)%
      All contract charges                           --           331         $ 40,891       0.00%          --
2013  Lowest contract charge 0.50% Class II     $132.33            --               --         --        27.12%
      Highest contract charge 1.45% Class II    $109.25            --               --         --        25.91%
      All contract charges                           --           240         $ 33,769       0.00%          --
IVY VIP HIGH INCOME
2017  Lowest contract charge 0.50% Class II     $167.60            --               --         --         6.15%
      Highest contract charge 1.45% Class II    $139.34            --               --         --         5.14%
      All contract charges                           --         1,452         $231,112       5.42%          --
2016  Lowest contract charge 0.50% Class II     $157.89            --               --         --        15.60%
      Highest contract charge 1.45% Class II    $132.53            --               --         --        14.51%
      All contract charges                           --         1,293         $195,046       7.20%          --
2015  Lowest contract charge 0.50% Class II     $136.58            --               --         --        (6.97)%
      Highest contract charge 1.45% Class II    $115.74            --               --         --        (7.86)%
      All contract charges                           --         1,240         $162,881       6.09%          --
2014  Lowest contract charge 0.50% Class II     $146.81            --               --         --         1.40%
      Highest contract charge 1.45% Class II    $125.61            --               --         --         0.42%
      All contract charges                           --         1,158         $164,863       4.70%          --
2013  Lowest contract charge 0.50% Class II     $144.79            --               --         --         9.95%
      Highest contract charge 1.45% Class II    $125.08            --               --         --         8.90%
      All contract charges                           --           949         $134,006       4.77%          --
IVY VIP MID CAP GROWTH
2017  Lowest contract charge 0.50% Class II     $176.70            --               --         --        26.27%
      Highest contract charge 1.45% Class II    $165.80            --               --         --        25.06%
      All contract charges                           --           827         $138,856       0.00%          --
2016  Lowest contract charge 0.50% Class II     $139.94            --               --         --         5.58%
      Highest contract charge 1.45% Class II    $132.58            --               --         --         4.58%
      All contract charges                           --           777         $104,334       0.00%          --

                                    FSA-147

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
IVY VIP MID CAP GROWTH (CONTINUED)
2015  Lowest contract charge 0.50% Class II           $132.54            --               --         --        (6.25)%
      Highest contract charge 1.45% Class II          $126.77            --               --         --        (7.15)%
      All contract charges                                 --           693         $ 88,707       0.00%          --
2014  Lowest contract charge 0.50% Class II           $141.38            --               --         --         7.33%
      Highest contract charge 1.45% Class II          $136.53            --               --         --         6.31%
      All contract charges                                 --           579         $ 79,597       0.00%          --
2013  Lowest contract charge 0.50% Class II           $131.72            --               --         --        29.29%
      Highest contract charge 1.45% Class II          $128.43            --               --         --        28.06%
      All contract charges                                 --           490         $ 63,271       0.00%          --
IVY VIP SMALL CAP GROWTH
2017  Lowest contract charge 0.50% Class II           $193.09            --               --         --        22.50%
      Highest contract charge 1.34% Class II          $144.25            --               --         --        21.47%
      All contract charges                                 --           160         $ 25,839       0.00%          --
2016  Lowest contract charge 0.50% Class II           $157.62            --               --         --         2.40%
      Highest contract charge 1.34% Class II          $118.75            --               --         --         1.54%
      All contract charges                                 --           149         $ 19,347       0.00%          --
2015  Lowest contract charge 0.50% Class II           $153.92            --               --         --         1.37%
      Highest contract charge 1.45% Class II          $116.35            --               --         --         0.41%
      All contract charges                                 --           158         $ 19,869       0.00%          --
2014  Lowest contract charge 0.50% Class II           $151.84            --               --         --         1.09%
      Highest contract charge 1.45% Class II          $115.88            --               --         --         0.12%
      All contract charges                                 --            83         $ 10,910       0.00%          --
2013  Lowest contract charge 0.50% Class II           $150.20            --               --         --        42.64%
      Highest contract charge 1.34% Class II          $116.08            --               --         --        41.44%
      All contract charges                                 --            79         $ 10,227       0.00%          --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
2017  Lowest contract charge 0.50% Service Shares     $127.67            --               --         --        27.19%
      Highest contract charge 1.45% Service Shares    $106.73            --               --         --        25.98%
      All contract charges                                 --         1,911         $231,312       1.85%          --
2016  Lowest contract charge 0.50% Service Shares     $100.38            --               --         --        20.17%
      Highest contract charge 1.45% Service Shares    $ 84.72            --               --         --        19.04%
      All contract charges                                 --         1,732         $166,160       1.10%          --
2015  Lowest contract charge 0.50% Service Shares     $ 83.53            --               --         --       (20.46)%
      Highest contract charge 1.45% Service Shares    $ 71.17            --               --         --       (21.22)%
      All contract charges                                 --         1,581         $126,865       1.21%          --
2014  Lowest contract charge 0.50% Service Shares     $105.01            --               --         --        (5.11)%
      Highest contract charge 1.45% Service Shares    $ 90.34            --               --         --        (6.02)%
      All contract charges                                 --         1,299         $132,088       1.81%          --
2013  Lowest contract charge 0.50% Service Shares     $110.67            --               --         --        (1.73)%
      Highest contract charge 1.45% Service Shares    $ 96.13            --               --         --        (2.67)%
      All contract charges                                 --         1,075         $116,148       1.54%          --
MFS(R) INTERNATIONAL VALUE PORTFOLIO
2017  Lowest contract charge 0.00% Service Class(f)   $133.68            --               --         --        26.82%
      Highest contract charge 1.45% Service Class     $175.11            --               --         --        24.99%
      All contract charges                                 --         2,180         $446,495       1.35%          --
2016  Lowest contract charge 0.00% Service Class      $101.46            --               --         --         3.84%
      Highest contract charge 1.45% Service Class     $140.10            --               --         --         2.34%
      All contract charges                                 --         1,808         $296,022       1.18%          --
2015  Lowest contract charge 0.00% Service Class(e)   $ 97.71            --               --         --        (1.74)%
      Highest contract charge 1.45% Service Class     $136.90            --               --         --         4.78%
      All contract charges                                 --         1,439         $230,009       1.83%          --
2014  Lowest contract charge 0.50% Service Class      $153.41            --               --         --         0.63%
      Highest contract charge 1.45% Service Class     $130.66            --               --         --        (0.33)%
      All contract charges                                 --         1,100         $167,974       1.88%          --
2013  Lowest contract charge 0.50% Service Class      $152.45            --               --         --        26.99%
      Highest contract charge 1.45% Service Class     $131.09            --               --         --        25.78%
      All contract charges                                 --           817         $125,058       1.45%          --

                                    FSA-148

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------------------------------
                                                                                   ACCUMULATION
                                                                 UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                      ---------- ----------------- ------------ ------------- --------
MFS(R) INVESTORS TRUST SERIES
2017  Lowest contract charge 0.50% Service Class       $222.67           --                --         --        22.41%
      Highest contract charge 1.34% Service Class      $235.47           --                --         --        21.38%
      All contract charges                                  --           78          $ 17,704       0.56%          --
2016  Lowest contract charge 0.50% Service Class       $181.90           --                --         --         7.78%
      Highest contract charge 1.34% Service Class      $193.99           --                --         --         6.87%
      All contract charges                                  --           72          $ 13,353       0.58%          --
2015  Lowest contract charge 0.50% Service Class       $168.77           --                --         --        (0.55)%
      Highest contract charge 1.34% Service Class      $181.52           --                --         --        (1.39)%
      All contract charges                                  --           68          $ 12,058       0.68%          --
2014  Lowest contract charge 0.50% Service Class       $169.70           --                --         --        10.16%
      Highest contract charge 1.34% Service Class      $184.08           --                --         --         9.23%
      All contract charges                                  --           68          $ 12,152       0.78%          --
2013  Lowest contract charge 0.90% Service Class       $171.04           --                --         --        30.55%
      Highest contract charge 1.34% Service Class      $168.53           --                --         --        29.98%
      All contract charges                                  --           66          $ 10,673       0.97%          --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
2017  Lowest contract charge 0.50% Service Class       $263.11           --                --         --        27.46%
      Highest contract charge 1.34% Service Class      $247.28           --                --         --        26.39%
      All contract charges                                  --           69          $ 17,383       0.42%          --
2016  Lowest contract charge 0.50% Service Class       $206.42           --                --         --         5.31%
      Highest contract charge 1.34% Service Class      $195.65           --                --         --         4.43%
      All contract charges                                  --           69          $ 13,609       0.40%          --
2015  Lowest contract charge 0.50% Service Class(c)    $196.01           --                --         --        (2.00)%
      Highest contract charge 1.34% Service Class(c)   $187.35           --                --         --        (2.64)%
      All contract charges                                  --           55          $ 10,568       0.46%          --
MFS(R) TECHNOLOGY PORTFOLIO
2017  Lowest contract charge 0.50% Service Class       $328.81           --                --         --        37.96%
      Highest contract charge 1.45% Service Class      $239.18           --                --         --        36.64%
      All contract charges                                  --          420          $131,151       0.00%          --
2016  Lowest contract charge 0.50% Service Class       $238.34           --                --         --         7.85%
      Highest contract charge 1.45% Service Class      $175.04           --                --         --         6.82%
      All contract charges                                  --          329          $ 74,586       0.00%          --
2015  Lowest contract charge 0.50% Service Class       $221.00           --                --         --         9.98%
      Highest contract charge 1.45% Service Class      $163.86           --                --         --         8.93%
      All contract charges                                  --          269          $ 57,341       0.00%          --
2014  Lowest contract charge 0.50% Service Class       $200.94           --                --         --         9.85%
      Highest contract charge 1.45% Service Class      $150.43           --                --         --         8.80%
      All contract charges                                  --          206          $ 40,388       0.00%          --
2013  Lowest contract charge 0.50% Service Class       $182.92           --                --         --        34.05%
      Highest contract charge 1.45% Service Class      $138.26           --                --         --        32.76%
      All contract charges                                  --          170          $ 30,430       0.00%          --
MFS(R) UTILITIES SERIES
2017  Lowest contract charge 0.40% Service Class       $149.80           --                --         --        14.04%
      Highest contract charge 1.45% Service Class      $144.48           --                --         --        12.84%
      All contract charges                                  --          621          $111,471       4.15%          --
2016  Lowest contract charge 0.40% Service Class       $131.36           --                --         --        10.79%
      Highest contract charge 1.45% Service Class      $128.04           --                --         --         9.62%
      All contract charges                                  --          610          $ 96,899       3.70%          --
2015  Lowest contract charge 0.40% Service Class       $118.57           --                --         --       (15.09)%
      Highest contract charge 1.45% Service Class      $116.80           --                --         --       (16.00)%
      All contract charges                                  --          598          $ 86,414       4.03%          --
2014  Lowest contract charge 0.40% Service Class       $139.65           --                --         --        12.02%
      Highest contract charge 1.45% Service Class      $139.04           --                --         --        10.84%
      All contract charges                                  --          577          $ 99,267       2.00%          --
2013  Lowest contract charge 0.40% Service Class       $124.67           --                --         --        19.74%
      Highest contract charge 1.45% Service Class      $125.44           --                --         --        18.46%
      All contract charges                                  --          429          $ 66,413       2.24%          --

                                    FSA-149

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
MULTIMANAGER AGGRESSIVE EQUITY
2017  Lowest contract charge 0.70% Class A    $178.11            --               --         --       29.44%
      Highest contract charge 1.45% Class A   $147.96            --               --         --       28.47%
      All contract charges                         --         3,579         $628,070       0.15%         --
2016  Lowest contract charge 0.70% Class A    $137.60            --               --         --        2.72%
      Highest contract charge 1.45% Class A   $115.17            --               --         --        1.95%
      All contract charges                         --         3,933         $533,772       0.53%         --
2015  Lowest contract charge 0.70% Class A    $133.96            --               --         --        3.26%
      Highest contract charge 1.45% Class A   $112.97            --               --         --        2.48%
      All contract charges                         --         4,332         $573,539       0.16%         --
2014  Lowest contract charge 0.70% Class A    $129.73            --               --         --        9.89%
      Highest contract charge 1.45% Class A   $110.24            --               --         --        9.06%
      All contract charges                         --         4,724         $606,822       0.10%         --
2013  Lowest contract charge 0.70% Class A    $118.05            --               --         --       36.24%
      Highest contract charge 1.45% Class A   $101.08            --               --         --       35.21%
      All contract charges                         --         5,230         $612,296       0.11%         --
MULTIMANAGER AGGRESSIVE EQUITY
2017  Lowest contract charge 0.50% Class B    $165.10            --               --         --       29.70%
      Highest contract charge 1.30% Class B   $198.98            --               --         --       28.68%
      All contract charges                         --           166         $ 25,903       0.15%         --
2016  Lowest contract charge 0.50% Class B    $127.29            --               --         --        2.93%
      Highest contract charge 1.30% Class B   $154.63            --               --         --        2.11%
      All contract charges                         --           179         $ 21,680       0.53%         --
2015  Lowest contract charge 0.50% Class B    $123.67            --               --         --        3.46%
      Highest contract charge 1.30% Class B   $151.43            --               --         --        2.65%
      All contract charges                         --           203         $ 24,139       0.16%         --
2014  Lowest contract charge 0.50% Class B    $119.53            --               --         --       10.12%
      Highest contract charge 1.30% Class B   $147.52            --               --         --        9.24%
      All contract charges                         --           222         $ 25,616       0.10%         --
2013  Lowest contract charge 0.50% Class B    $108.55            --               --         --       36.46%
      Highest contract charge 1.30% Class B   $135.04            --               --         --       35.38%
      All contract charges                         --           248         $ 26,270       0.11%         --
MULTIMANAGER CORE BOND
2017  Lowest contract charge 0.40% Class B    $106.78            --               --         --        2.58%
      Highest contract charge 1.45% Class B   $146.08            --               --         --        1.51%
      All contract charges                         --           755         $113,109       2.08%         --
2016  Lowest contract charge 0.40% Class B    $104.09            --               --         --        2.23%
      Highest contract charge 1.45% Class B   $143.91            --               --         --        1.16%
      All contract charges                         --           794         $116,522       2.08%         --
2015  Lowest contract charge 0.40% Class B    $101.82            --               --         --       (0.26)%
      Highest contract charge 1.45% Class B   $142.26            --               --         --       (1.32)%
      All contract charges                         --           833         $120,425       1.92%         --
2014  Lowest contract charge 0.40% Class B    $102.09            --               --         --        3.33%
      Highest contract charge 1.45% Class B   $144.17            --               --         --        2.24%
      All contract charges                         --           877         $128,120       2.06%         --
2013  Lowest contract charge 0.40% Class B    $ 98.80            --               --         --       (2.75)%
      Highest contract charge 1.45% Class B   $141.01            --               --         --       (3.77)%
      All contract charges                         --           946         $134,945       1.53%         --
MULTIMANAGER MID CAP GROWTH
2017  Lowest contract charge 0.50% Class B    $255.30            --               --         --       26.03%
      Highest contract charge 1.45% Class B   $218.97            --               --         --       24.83%
      All contract charges                         --           362         $ 81,983       0.00%         --
2016  Lowest contract charge 0.50% Class B    $202.57            --               --         --        6.25%
      Highest contract charge 1.45% Class B   $175.41            --               --         --        5.23%
      All contract charges                         --           386         $ 69,549       0.10%         --

                                    FSA-150

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                   --------------------------------------------------------------
                                                                                ACCUMULATION
                                                              UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                   ---------- ----------------- ------------ ------------- --------
MULTIMANAGER MID CAP GROWTH (CONTINUED)
2015  Lowest contract charge 0.50% Class B          $190.66           --                --         --       (2.01)%
      Highest contract charge 1.45% Class B         $166.69           --                --         --       (2.95)%
      All contract charges                               --          426          $ 72,928       0.00%         --
2014  Lowest contract charge 0.50% Class B          $194.58           --                --         --        4.34%
      Highest contract charge 1.45% Class B         $171.76           --                --         --        3.35%
      All contract charges                               --          445          $ 78,682       0.00%         --
2013  Lowest contract charge 0.70% Class B          $182.04           --                --         --       39.20%
      Highest contract charge 1.45% Class B         $166.20           --                --         --       38.13%
      All contract charges                               --          489          $ 83,389       0.00%         --
MULTIMANAGER MID CAP VALUE
2017  Lowest contract charge 0.40% Class B          $182.79           --                --         --        8.84%
      Highest contract charge 1.45% Class B         $238.13           --                --         --        7.69%
      All contract charges                               --          231          $ 56,322       0.76%         --
2016  Lowest contract charge 0.40% Class B          $167.95           --                --         --       18.61%
      Highest contract charge 1.45% Class B         $221.12           --                --         --       17.35%
      All contract charges                               --          254          $ 57,175       1.03%         --
2015  Lowest contract charge 0.40% Class B          $141.60           --                --         --       (5.93)%
      Highest contract charge 1.45% Class B         $188.42           --                --         --       (6.92)%
      All contract charges                               --          281          $ 53,666       0.67%         --
2014  Lowest contract charge 0.40% Class B          $150.53           --                --         --        4.92%
      Highest contract charge 1.45% Class B         $202.43           --                --         --        3.82%
      All contract charges                               --          314          $ 64,158       0.43%         --
2013  Lowest contract charge 0.50% Class B          $218.80           --                --         --       34.92%
      Highest contract charge 1.45% Class B         $194.99           --                --         --       33.63%
      All contract charges                               --          355          $ 69,948       0.36%         --
MULTIMANAGER TECHNOLOGY
2017  Lowest contract charge 0.50% Class B          $327.10           --                --         --       38.43%
      Highest contract charge 1.45% Class B         $280.56           --                --         --       37.11%
      All contract charges                               --          667          $191,981       0.00%         --
2016  Lowest contract charge 0.50% Class B          $236.30           --                --         --        8.40%
      Highest contract charge 1.45% Class B         $204.62           --                --         --        7.37%
      All contract charges                               --          689          $144,841       0.01%         --
2015  Lowest contract charge 0.50% Class B          $217.98           --                --         --        5.76%
      Highest contract charge 1.45% Class B         $190.58           --                --         --        4.75%
      All contract charges                               --          763          $148,717       0.00%         --
2014  Lowest contract charge 0.50% Class B          $206.11           --                --         --       12.98%
      Highest contract charge 1.45% Class B         $181.93           --                --         --       11.90%
      All contract charges                               --          799          $148,438       0.00%         --
2013  Lowest contract charge 0.50% Class B          $182.43           --                --         --       34.91%
      Highest contract charge 1.45% Class B         $162.58           --                --         --       33.62%
      All contract charges                               --          829          $137,447       0.00%         --
OPPENHEIMER MAIN STREET FUND(R)/VA
2017  Lowest contract charge 0.50% Service Class    $233.11           --                --         --       16.06%
      Highest contract charge 1.20% Service Class   $220.79           --                --         --       15.24%
      All contract charges                               --           28          $  6,219       1.03%         --
2016  Lowest contract charge 0.50% Service Class    $200.86           --                --         --       10.75%
      Highest contract charge 1.20% Service Class   $191.59           --                --         --        9.96%
      All contract charges                               --           21          $  4,187       0.85%         --
2015  Lowest contract charge 0.50% Service Class    $181.37           --                --         --        2.59%
      Highest contract charge 1.20% Service Class   $174.23           --                --         --        1.87%
      All contract charges                               --           15          $  2,773       0.65%         --
2014  Lowest contract charge 0.50% Service Class    $176.79           --                --         --        9.85%
      Highest contract charge 1.20% Service Class   $171.03           --                --         --        9.08%
      All contract charges                               --           12          $  2,046       0.55%         --
2013  Lowest contract charge 0.50% Service Class    $160.94           --                --         --       30.78%
      Highest contract charge 1.20% Service Class   $156.80           --                --         --       29.87%
      All contract charges                               --            7          $  1,126       0.86%         --

                                    FSA-151

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
2017  Lowest contract charge 0.00% Advisor Class(f)   $100.91           --               --           --        2.04%
      Highest contract charge 1.20% Advisor Class     $ 66.44           --               --           --        0.82%
      All contract charges                                 --          123          $ 8,220        10.91%         --
2016  Lowest contract charge 0.00% Advisor Class      $ 87.28           --               --           --       14.87%
      Highest contract charge 1.20% Advisor Class     $ 65.90           --               --           --       13.50%
      All contract charges                                 --          106          $ 7,011         1.03%         --
2015  Lowest contract charge 0.00% Advisor Class(e)   $ 75.98           --               --           --      (23.02)%
      Highest contract charge 1.20% Advisor Class     $ 58.06           --               --           --      (26.55)%
      All contract charges                                 --           89          $ 5,188         4.14%         --
2014  Lowest contract charge 0.50% Advisor Class      $ 81.72           --               --           --      (19.15)%
      Highest contract charge 1.20% Advisor Class     $ 79.05           --               --           --      (19.72)%
      All contract charges                                 --           68          $ 5,384         0.27%         --
2013  Lowest contract charge 0.50% Advisor Class      $101.07           --               --           --      (15.14)%
      Highest contract charge 1.20% Advisor Class     $ 98.47           --               --           --      (15.74)%
      All contract charges                                 --           48          $ 4,781         1.55%         --
TARGET 2015 ALLOCATION
2017  Lowest contract charge 0.50% Class B            $148.96           --               --           --       10.75%
      Highest contract charge 1.34% Class B           $135.34           --               --           --        9.82%
      All contract charges                                 --          157          $21,214         1.29%         --
2016  Lowest contract charge 0.40% Class B            $123.50           --               --           --        5.21%
      Highest contract charge 1.34% Class B           $123.24           --               --           --        4.22%
      All contract charges                                 --          180          $22,285         1.42%         --
2015  Lowest contract charge 0.50% Class B            $127.97           --               --           --       (2.40)%
      Highest contract charge 1.34% Class B           $118.25           --               --           --       (3.22)%
      All contract charges                                 --          194          $22,954         1.16%         --
2014  Lowest contract charge 0.50% Class B            $131.12           --               --           --        2.45%
      Highest contract charge 1.34% Class B           $122.19           --               --           --        1.58%
      All contract charges                                 --          204          $24,803         1.19%         --
2013  Lowest contract charge 0.50% Class B            $127.99           --               --           --       13.50%
      Highest contract charge 1.35% Class B           $120.20           --               --           --       12.53%
      All contract charges                                 --          211          $25,198         1.39%         --
TARGET 2025 ALLOCATION
2017  Lowest contract charge 0.40% Class B            $152.66           --               --           --       14.95%
      Highest contract charge 1.45% Class B           $146.06           --               --           --       13.75%
      All contract charges                                 --          521          $77,893         1.52%         --
2016  Lowest contract charge 0.40% Class B            $132.80           --               --           --        6.99%
      Highest contract charge 1.45% Class B           $128.41           --               --           --        5.87%
      All contract charges                                 --          461          $60,164         1.50%         --
2015  Lowest contract charge 0.40% Class B            $124.12           --               --           --       (2.44)%
      Highest contract charge 1.45% Class B           $121.29           --               --           --       (3.46)%
      All contract charges                                 --          437          $53,745         1.28%         --
2014  Lowest contract charge 0.50% Class B            $136.08           --               --           --        3.51%
      Highest contract charge 1.45% Class B           $125.64           --               --           --        2.52%
      All contract charges                                 --          405          $51,648         1.31%         --
2013  Lowest contract charge 0.50% Class B            $131.46           --               --           --       18.51%
      Highest contract charge 1.45% Class B           $122.55           --               --           --       17.37%
      All contract charges                                 --          367          $45,631         1.35%         --
TARGET 2035 ALLOCATION
2017  Lowest contract charge 0.40% Class B            $161.94           --               --           --       17.30%
      Highest contract charge 1.45% Class B           $153.00           --               --           --       16.06%
      All contract charges                                 --          516          $80,987         1.51%         --
2016  Lowest contract charge 0.40% Class B            $138.06           --               --           --        7.59%
      Highest contract charge 1.45% Class B           $131.83           --               --           --        6.47%
      All contract charges                                 --          450          $60,682         1.48%         --

                                    FSA-152

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
TARGET 2035 ALLOCATION (CONTINUED)
2015  Lowest contract charge 0.40% Class B       $128.32           --               --          --       (2.42)%
      Highest contract charge 1.45% Class B      $123.82           --               --          --       (3.45)%
      All contract charges                            --          411          $51,693        1.33%         --
2014  Lowest contract charge 0.40% Class B       $131.50           --               --          --        4.07%
      Highest contract charge 1.45% Class B      $128.25           --               --          --        2.97%
      All contract charges                            --          370          $47,918        1.35%         --
2013  Lowest contract charge 0.50% Class B       $133.60           --               --          --       21.64%
      Highest contract charge 1.45% Class B      $124.55           --               --          --       20.49%
      All contract charges                            --          333          $41,685        1.35%         --
TARGET 2045 ALLOCATION
2017  Lowest contract charge 0.40% Class B       $170.31           --               --          --       19.21%
      Highest contract charge 1.45% Class B      $157.34           --               --          --       17.96%
      All contract charges                            --          431          $69,508        1.50%         --
2016  Lowest contract charge 0.40% Class B       $142.86           --               --          --        8.25%
      Highest contract charge 1.45% Class B      $133.38           --               --          --        7.12%
      All contract charges                            --          382          $52,165        1.47%         --
2015  Lowest contract charge 0.40% Class B       $131.97           --               --          --       (2.71)%
      Highest contract charge 1.45% Class B      $124.52           --               --          --       (3.64)%
      All contract charges                            --          340          $43,122        1.38%         --
2014  Lowest contract charge 0.40% Class B       $135.64           --               --          --        4.36%
      Highest contract charge 1.45% Class B      $129.23           --               --          --        3.26%
      All contract charges                            --          287          $37,869        1.42%         --
2013  Lowest contract charge 0.70% Class B       $132.29           --               --          --       24.34%
      Highest contract charge 1.45% Class B      $125.15           --               --          --       23.41%
      All contract charges                            --          245          $30,986        1.35%         --
TARGET 2055 ALLOCATION
2017  Lowest contract charge 0.50% Class B       $121.41           --               --          --       21.18%
      Highest contract charge 1.34% Class B      $118.74           --               --          --       20.17%
      All contract charges                            --           68          $ 8,093        1.90%         --
2016  Lowest contract charge 0.50% Class B       $100.19           --               --          --        8.96%
      Highest contract charge 1.34% Class B      $ 98.81           --               --          --        8.04%
      All contract charges                            --           32          $ 3,226        2.17%         --
2015  Lowest contract charge 0.50% Class B(d)    $ 91.95           --               --          --       (6.99)%
      Highest contract charge 1.34% Class B(d)   $ 91.46           --               --          --       (7.46)%
      All contract charges                            --            6          $   538        3.16%         --
TEMPLETON GLOBAL BOND VIP FUND
2017  Lowest contract charge 0.50% Class 2       $119.93           --               --          --        1.41%
      Highest contract charge 1.20% Class 2      $113.60           --               --          --        0.71%
      All contract charges                            --          564          $64,165        0.00%         --
2016  Lowest contract charge 0.50% Class 2       $118.26           --               --          --        2.43%
      Highest contract charge 1.20% Class 2      $112.80           --               --          --        1.70%
      All contract charges                            --          502          $56,677        0.00%         --
2015  Lowest contract charge 0.50% Class 2       $115.46           --               --          --       (4.78)%
      Highest contract charge 1.20% Class 2      $110.91           --               --          --       (5.45)%
      All contract charges                            --          427          $47,351        7.80%         --
2014  Lowest contract charge 0.50% Class 2       $121.26           --               --          --        1.33%
      Highest contract charge 1.20% Class 2      $117.30           --               --          --        0.61%
      All contract charges                            --          328          $38,426        4.98%         --
2013  Lowest contract charge 0.50% Class 2       $119.67           --               --          --        1.12%
      Highest contract charge 1.20% Class 2      $116.59           --               --          --        0.40%
      All contract charges                            --          232          $27,077        4.73%         --

                                    FSA-153

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2017

8. Financial highlights (Concluded)

                                                                        YEARS ENDED DECEMBER 31,
                                                    ---------------------------------------------------------------
                                                                                 ACCUMULATION
                                                               UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                    ---------- ----------------- ------------ ------------- --------
VANECK VIP GLOBAL HARD ASSETS FUND
2017  Lowest contract charge 0.50% Class S Shares     $69.26           --               --          --        (2.46)%
      Highest contract charge 1.45% Class S Shares    $64.99           --               --          --        (3.39)%
      All contract charges                                --          370          $24,338        0.00%          --
2016  Lowest contract charge 0.50% Class S Shares     $71.01           --               --          --        42.70%
      Highest contract charge 1.45% Class S Shares    $67.27           --               --          --        41.35%
      All contract charges                                --          380          $25,817        0.37%          --
2015  Lowest contract charge 0.50% Class S Shares     $49.76           --               --          --       (33.96)%
      Highest contract charge 1.45% Class S Shares    $47.59           --               --          --       (34.59)%
      All contract charges                                --          318          $15,253        0.03%          --
2014  Lowest contract charge 0.50% Class S Shares     $75.35           --               --          --       (19.75)%
      Highest contract charge 1.45% Class S Shares    $72.76           --               --          --       (20.52)%
      All contract charges                                --          249          $18,317        0.00%          --
2013  Lowest contract charge 0.50% Class S Shares     $93.89           --               --          --         9.75%
      Highest contract charge 1.34% Class S Shares    $91.81           --               --          --         8.82%
      All contract charges                                --          202          $18,656        0.46%          --

   ----------
  (a)Units were made available on May 20, 2013.
  (b)Units were made available on June 13, 2014.
  (c)Units were made available on March 27, 2015.
  (d)Units were made available on May 26, 2015.
  (e)Units were made available on June 19, 2015.
  (f)Units were made available on January 25, 2016.
  (g)1290 VT Small Cap Value replaced AXA/Pacific Global Small Cap Value due to a fund merger on May 19, 2017.
  (h)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 25 due to a fund merger on May 19, 2017.
  (i)Units were made available on May 19, 2017.
  (j)Charter/SM/ Moderate replaced Charter/SM/ International Moderate due to a fund merger on May 19, 2017.
  (k)EQ/PIMCO Global Real Return replaced Charter/SM/ Real Assets due to a fund merger on May 19, 2017.

  * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
  ** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2017 through April 16, 2018, the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-154

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm....................   F-1

Consolidated Financial Statements:
  Consolidated Balance Sheets as of December 31, 2017 and 2016.............   F-2
  Consolidated Statements of Income (Loss), for the Years Ended
   December 31, 2017, 2016 and 2015........................................   F-4
  Consolidated Statements of Comprehensive Income (Loss), for the Years
   Ended December 31, 2017, 2016 and 2015..................................   F-5
  Consolidated Statements of Equity, for the Years Ended December 31,
   2017, 2016 and 2015.....................................................   F-6
  Consolidated Statements of Cash Flows, for the Years Ended December 31,
   2017, 2016 and 2015.....................................................   F-7
  Notes to Consolidated Financial Statements
   Note 1 -- Organization..................................................  F-10
   Note 2 -- Significant Accounting Policies...............................  F-10
   Note 3 -- Investments...................................................  F-29
   Note 4 -- Goodwill and Other Intangible Assets..........................  F-46
   Note 5 -- Closed Block..................................................  F-47
   Note 6 -- DAC and Policyholder Bonus Interest Credits...................  F-48
   Note 7 -- Fair Value Disclosures........................................  F-49
   Note 8 -- Insurance Liabilities.........................................  F-61
   Note 9 -- Reinsurance Agreements........................................  F-64
   Note 10 -- Short-Term and Long-Term Debt................................  F-66
   Note 11 -- Related Party Transactions...................................  F-67
   Note 12 -- Employee Benefit Plans.......................................  F-69
   Note 13 -- Share-Based and Other Compensation Programs..................  F-74
   Note 14 -- Income Taxes.................................................  F-79
   Note 15 -- Accumulated Other Comprehensive Income (Loss)................  F-81
   Note 16 -- Commitments and Contingent Liabilities.......................  F-82
   Note 17 -- Insurance Group Statutory Financial Information..............  F-85
   Note 18 -- Business Segment Information.................................  F-86
   Note 19 -- Quarterly Results of Operations (Unaudited)..................  F-89
   Note 20 -- Subsequent Events............................................  F-97

Financial Statement Schedules:
  Schedule I -- Summary of Investments -- Other than Investments in
   Related Parties, as of December 31, 2017................................  F-98
  Schedule III -- Supplementary Insurance Information, as of and for the
   Years Ended December 31, 2017 and 2016 and for the Year ended
   December 31, 2015.......................................................  F-99
  Schedule IV -- Reinsurance, as of and for the Years Ended December 31,
   2017, 2016 and 2015..................................................... F-102

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company:

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying consolidated balance sheets of AXA Equitable Life Insurance Company and its subsidiaries as of December 31, 2017 and 2016, and the related consolidated statements of income (loss), comprehensive income
(loss), equity and cash flows for each of the three years in the period ended December 31, 2017, including the related notes and financial statement schedules listed in the accompanying index (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

As discussed in Note 2 to the consolidated financial statements the Company has restated its 2016 consolidated financial statements and financial statement schedules to correct errors.

BASIS FOR OPINION

These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York

April 11, 2018

We have served as the Company's auditor since 1993.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2017 AND 2016

                                                         AS RESTATED
                                                   -----------------
                                                     2017     2016
                                                   -------- --------
                                                     (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at fair
   value (amortized cost of $34,831 and $32,123).. $ 36,358 $ 32,570
  Mortgage loans on real estate (net of valuation
   allowances of $8 and $8).......................   10,935    9,757
  Real estate held for production of income/(1)/..      390       56
  Policy loans....................................    3,315    3,361
  Other equity investments/(1)/...................    1,351    1,323
  Trading securities, at fair value...............   12,628    9,134
  Other invested assets/(1)/......................    3,121    2,226
                                                   -------- --------
   Total investments..............................   68,098   58,427
Cash and cash equivalents/(1)/....................    3,409    2,950
Cash and securities segregated, at fair value.....      825      946
Broker-dealer related receivables.................    2,158    2,100
Deferred policy acquisition costs.................    4,547    5,058
Goodwill and other intangible assets, net.........    3,709    3,741
Amounts due from reinsurers.......................    5,079    4,654
Loans to affiliates...............................      703      703
Guaranteed minimum income benefit reinsurance
  asset, at fair value............................   10,488   10,314
Other assets/(1)/.................................    4,432    4,260
Separate Accounts' assets.........................  122,537  111,403
                                                   -------- --------

TOTAL ASSETS...................................... $225,985 $204,556
                                                   ======== ========

LIABILITIES
Policyholders' account balances................... $ 43,805 $ 38,825
Future policy benefits and other policyholders
  liabilities.....................................   29,034   28,901
Broker-dealer related payables....................      764      484
Securities sold under agreements to repurchase....    1,887    1,996
Customers related payables........................    2,229    2,360
Amounts due to reinsurers.........................      134      125
Short-term and Long-term debt/(1)/................      769      513
Current and deferred income taxes.................    1,973    2,834
Other liabilities/(1)/............................    2,663    2,108
Separate Accounts' liabilities....................  122,537  111,403
                                                   -------- --------
   Total liabilities..............................  205,795  189,549
                                                   -------- --------
Redeemable Noncontrolling Interest/(1)/........... $    626 $    403
                                                   -------- --------

Commitments and contingent liabilities (Note 16)

/(1)/See Note 2 for details of balances with variable interest entities.

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2017 AND 2016
                                  (CONTINUED)

                                                             AS RESTATED
                                                   ---------------------
                                                      2017       2016
                                                   ---------- ----------
                                                       (IN MILLIONS)

EQUITY
AXA Equitable's equity:
  Common stock, $1.25 par value, 2 million shares
   authorized, issued and outstanding............. $        2 $        2
  Capital in excess of par value..................      6,859      5,339
  Retained earnings...............................      9,010      6,150
  Accumulated other comprehensive income (loss)...        598         17
                                                   ---------- ----------
   Total AXA Equitable's equity...................     16,469     11,508
                                                   ---------- ----------
Noncontrolling interest...........................      3,095      3,096
                                                   ---------- ----------
   Total equity...................................     19,564     14,604
                                                   ---------- ----------

TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING
  INTEREST AND EQUITY............................. $  225,985 $  204,556
                                                   ========== ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                   CONSOLIDATED STATEMENTS OF INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                            AS RESTATED
                                                   ----------------------------
                                                     2017      2016      2015
                                                   --------  --------  --------
                                                           (IN MILLIONS)
REVENUES
Policy charges and fee income..................... $  3,334  $  3,344  $  3,291
Premiums..........................................      904       880       852
Net derivative gains (losses).....................      890    (1,211)   (1,161)
Net investment income (loss)......................    2,583     2,318     2,057
Investment gains (losses), net:
  Total other-than-temporary impairment losses....      (13)      (65)      (41)
  Other investment gains (losses), net............     (112)       81        21
                                                   --------  --------  --------
     Total investment gains (losses), net.........     (125)       16       (20)
                                                   --------  --------  --------
Investment management and service fees............    4,106     3,755     3,902
Other income......................................       41        36        40
                                                   --------  --------  --------
   Total revenues.................................   11,733     9,138     8,961
                                                   --------  --------  --------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits...........................    3,462     2,771     2,474
Interest credited to policyholders' account
  balances........................................    1,040     1,029       887
Compensation and benefits.........................    1,762     1,723     1,783
Commissions and distribution related payments.....    1,486     1,467     1,505
Interest expense..................................       29        16        20
Amortization of deferred policy acquisition
  costs, net......................................      268        52      (243)
Other operating costs and expenses................    1,431     1,458     1,497
                                                   --------  --------  --------
   Total benefits and other deductions............    9,478     8,516     7,923
                                                   --------  --------  --------
Income (loss) from operations, before income taxes    2,255       622     1,038
Income tax (expense) benefit......................    1,139        84        22
                                                   --------  --------  --------
Net income (loss).................................    3,394       706     1,060
  Less: Net (income) loss attributable to the
   noncontrolling interest........................     (534)     (496)     (398)
                                                   --------  --------  --------
Net Income (Loss) attributable to AXA Equitable... $  2,860  $    210  $    662
                                                   ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                           AS RESTATED
                                                   --------------------------
                                                     2017     2016     2015
                                                   --------  ------  --------
                                                          (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net income (loss)................................. $  3,394  $  706  $  1,060
                                                   --------  ------  --------

Other comprehensive income (loss) net of income
taxes:
  Foreign currency translation adjustment.........       41     (18)      (25)
  Change in unrealized gains (losses), net of
   reclassification adjustment....................      563    (194)     (832)
  Changes in defined benefit plan related items
   not yet recognized in periodic benefit cost,
   net of reclassification adjustment.............       (5)     (3)       (4)
                                                   --------  ------  --------
Total other comprehensive income (loss), net of
  income taxes....................................      599    (215)     (861)
                                                   --------  ------  --------

Comprehensive income (loss).......................    3,993     491       199

  Less: Comprehensive (income) loss attributable
   to noncontrolling interest.....................     (552)   (479)     (383)
                                                   --------  ------  --------

Comprehensive income (loss) attributable to AXA
  Equitable....................................... $  3,441  $   12  $   (184)
                                                   ========  ======  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                                         AS RESTATED
                                                               -------------------------------
                                                                  2017       2016       2015
                                                               ---------  ---------  ---------
                                                                        (IN MILLIONS)
EQUITY ATTRIBUTABLE TO AXA EQUITABLE:
  Common stock, at par value, beginning and end of year....... $       2  $       2  $       2
                                                               ---------  ---------  ---------

  Capital in excess of par value, beginning of year...........     5,339      5,321      5,957
  Deferred tax on dividend of AB Units........................        --         --        (35)
  Non cash capital contribution from AXA Financial (See Note
   12)........................................................        --         --        137
  Transfer of unrecognized net actuarial loss of the AXA
   Equitable Qualified Pension Plan to AXA Financial (see
   Note 12)...................................................        --         --       (772)
  Capital contribution from Parent............................     1,500         --         --
  Other changes in capital in excess of par value.............        20         18         34
                                                               ---------  ---------  ---------
  Capital in excess of par value, end of year.................     6,859      5,339      5,321
                                                               ---------  ---------  ---------

  Retained earnings, beginning of year........................     6,150      6,990      7,240
  Net income (loss)...........................................     2,860        210        662
  Shareholder dividends.......................................        --     (1,050)      (912)
                                                               ---------  ---------  ---------
  Retained earnings, end of year..............................     9,010      6,150      6,990
                                                               ---------  ---------  ---------
  Accumulated other comprehensive income (loss), beginning of
   year.......................................................        17        215        289
  Transfer of unrecognized net actuarial loss of the AXA
   Equitable Qualified Pension Plan to AXA Financial (see
   Note 12)...................................................        --         --        772
  Other comprehensive income (loss)...........................       581       (198)      (846)
                                                               ---------  ---------  ---------
  Accumulated other comprehensive income (loss), end of year..       598         17        215
                                                               ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR..................    16,469     11,508     12,528
                                                               ---------  ---------  ---------

Noncontrolling interest, beginning of year....................     3,096      3,059      2,967
Repurchase of AB Holding units................................      (158)      (168)      (154)
Net income (loss) attributable to noncontrolling interest.....       485        491        398
Dividends paid to noncontrolling interest.....................      (457)      (384)      (414)
Dividend of AB Units by AXA Equitable to AXA Financial........        --         --        145
Other comprehensive income (loss) attributable to
  noncontrolling interest.....................................        18        (17)       (15)
Other changes in noncontrolling interest......................       111        115        132
                                                               ---------  ---------  ---------

   Noncontrolling interest, end of year.......................     3,095      3,096      3,059
                                                               ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR..................................... $  19,564  $  14,604  $  15,587
                                                               =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                              AS RESTATED
                                                    ------------------------------
                                                      2017       2016       2015
                                                    --------  ---------  ---------
                                                             (IN MILLIONS)
Net income (loss).................................. $  3,394  $     706  $   1,060
Adjustments to reconcile net income (loss) to net
  cash provided by (used in) operating activities:
  Interest credited to policyholders' account
   balances........................................    1,040      1,029        887
  Policy charges and fee income....................   (3,334)    (3,344)    (3,291)
  Net derivative (gains) losses....................     (890)     1,211      1,161
  Investment (gains) losses, net...................      125        (16)        20
  Realized and unrealized (gains) losses on
   trading securities..............................     (166)        41         43
  Non-cash long term incentive compensation
   expense.........................................      185        152        172
  Amortization of deferred sales commission........       32         41         49
  Other depreciation and amortization..............     (136)       (98)       (18)
  Amortization of deferred cost of reinsurance
   asset...........................................      (84)       159        121
  Amortization of other intangibles................       31         29         28
  Return of real estate joint venture and limited
   partnerships....................................      140        126        161

  Changes in:
   Net broker-dealer and customer related
     receivables/payables..........................     (278)       608        (38)
   Reinsurance recoverable.........................     (416)      (304)      (929)
   Segregated cash and securities, net.............      130       (381)       (89)
   Deferred policy acquisition costs...............      268         52       (243)
   Future policy benefits..........................    1,511        431        631
   Current and deferred income taxes...............     (664)      (742)        50
  Other, net.......................................      189       (161)       (99)
                                                    --------  ---------  ---------

Net cash provided by (used in) operating
  activities....................................... $  1,077  $    (461) $    (324)
                                                    ========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015
                                  (CONTINUED)

                                                              AS RESTATED
                                                    -------------------------------
                                                       2017       2016       2015
                                                    ---------  ---------  ---------
                                                             (IN MILLIONS)
Cash flows from investing activities:
  Proceeds from the sale/maturity/prepayment of:
   Fixed maturities, available for sale............ $   9,738  $   7,154  $   4,368
   Mortgage loans on real estate...................       934        676        609
   Trading account securities......................     9,125      6,271     10,768
   Other...........................................       228         32        134
  Payment for the purchase/origination of:
   Fixed maturities, available for sale............   (12,465)    (7,873)    (4,701)
   Mortgage loans on real estate...................    (2,108)    (3,261)    (1,311)
   Trading account securities......................   (12,667)    (8,691)   (12,501)
   Other...........................................      (280)      (250)      (132)
  Cash settlements related to derivative
   instruments.....................................    (1,259)       102        529
  Decrease in loans to affiliates..................        --        384         --
  Change in short-term investments.................      (264)      (205)      (363)
  Investment in capitalized software, leasehold
   improvements and EDP equipment..................      (100)       (85)       (71)
  Purchase of business, net of cash acquired.......      (130)       (21)        --
  Other, net.......................................       238        409        203
                                                    ---------  ---------  ---------

Net cash provided by (used in) investing
  activities....................................... $  (9,010) $  (5,358) $  (2,468)
                                                    =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015
                                  (CONTINUED)

                                                             AS RESTATED
                                                    ----------------------------
                                                      2017      2016      2015
                                                    --------  --------  --------
                                                            (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
   Deposits........................................ $  9,882  $  9,746  $  5,757
   Withdrawals.....................................   (5,926)   (2,874)   (2,861)
   Transfer (to) from Separate Accounts............    1,656     1,202     1,045
  Change in short-term financings..................       53       (69)       95
  Change in collateralized pledged assets..........      710      (677)       (2)
  Change in collateralized pledged liabilities.....    1,108       125      (270)
  (Decrease) increase in overdrafts payable........       63       (85)       80
  Repayment of long term debt......................       --        --      (200)
  Shareholder dividends paid.......................       --    (1,050)     (767)
  Repurchase of AB Holding units...................     (220)     (236)     (214)
  Redemptions (purchases) of non-controlling
   interests of consolidated company-sponsored
   investment funds................................      120      (137)       --
  Distribution to noncontrolling interest in
   consolidated subsidiaries.......................     (457)     (385)     (414)
  Increase (decrease) in Securities sold under
   agreement to repurchase.........................     (109)      104       939
  (Increase) decrease in securities purchased
   under agreement to resell.......................       --        79       (79)
  Capital Contribution from Parent.................    1,500        --        --
  Other, net.......................................      (10)        8         5
                                                    --------  --------  --------

Net cash provided by (used in) financing
  activities.......................................    8,370     5,751     3,114
                                                    ========  ========  ========

Effect of exchange rate changes on cash and cash
  equivalents......................................       22       (10)      (10)

Change in cash and cash equivalents................      459       (78)      312
Cash and cash equivalents, beginning of year.......    2,950     3,028     2,716
                                                    --------  --------  --------

Cash and cash equivalents, end of year............. $  3,409  $  2,950  $  3,028
                                                    ========  ========  ========

Supplemental cash flow information:
  Interest paid.................................... $     (8) $    (11) $     19
                                                    ========  ========  ========
  Income taxes (refunded) paid..................... $     33  $    613  $    (80)
                                                    ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable" and, collectively with its consolidated subsidiaries, the "Company") is a diversified financial services company. The Company is a direct, wholly-owned subsidiary of AXA Equitable Financial Services, LLC ("AEFS"). AEFS is a direct, wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a direct wholly-owned subsidiary of AXA Equitable Holdings, Inc. ("Holdings"). Holdings is an indirect wholly-owned subsidiary of AXA S.A. ("AXA"), a French holding company for the AXA Group, a worldwide leader in life, property and casualty and health insurance and asset management.

   In the fourth quarter of 2017, the Company completed the reorganization of its segment results into an expanded segment structure to enhance transparency and accountability. The Company believe that the additional segments will enhance the transparency of our financial results. The Company has modified the presentation of its business segment results to reflect its new operating structure and prior periods' presentation has been revised to conform to the new structure.

   On May 10, 2017, AXA announced its intention to pursue the sale of a minority stake in our indirect parent, Holdings, through a proposed initial public offering (the "Holdings IPO") in the first half of 2018. On
   November 13, 2017, Holdings filed a Form S-1 registration statement with the Securities and Exchange Commission (the "SEC"). The completion of the proposed Holdings IPO will depend on, among other things, the SEC filing and review process and customary regulatory approvals, as well as market conditions. There can be no assurance that the proposed Holdings IPO will occur on the anticipated timeline or at all.

   The Company now conducts operations in four segments: Individual Retirement, Group Retirement, Investment Management and Research, and Protection Solutions. The Company's management evaluates the performance of each of these segments independently.

      . The Individual Retirement segment offers a diverse suite of variable annuity products which are primarily sold to affluent and high net worth individuals saving for retirement or seeking retirement income.

      . The Group Retirement segment offers tax-deferred investment and retirement plans sponsored by educational entities, municipalities and not-for-profit entities as well as small and medium-sized businesses.

      . The Investment Management and Research segment provides diversified investment management, research and related solutions globally to a broad range of clients through three main client channels -- Institutional, Retail and Private Wealth Management -- and distributes its institutional research products and solutions through Bernstein Research Services. The Investment Management and Research segment reflects the business of AllianceBernstein Holding L.P. ("AB Holding"), AllianceBernstein L.P. ("ABLP") and their subsidiaries (collectively, "AB").

      . The Protection Solutions segment includes the Company's life insurance and group employee benefits businesses. The life insurance business offers a variety of variable universal life, indexed universal life and term life products to help affluent and high net worth individuals, as well as small and medium-sized business owners, with their wealth protection, wealth transfer and corporate needs. Our group employee benefits business offers a suite of life, short- and long-term disability, dental and vision insurance products to small and medium-size businesses across the United States.

   Corporate and Other includes certain of the Company's financing and investment expenses. It also includes: the closed block of life insurance (the "Closed Block"), run-off group pension business, run-off health business, certain strategic investments and certain unallocated items, including capital and related investments, interest expense and corporate expense. AB's results of operations are reflected in the Investment Management and Research segment. Accordingly, Corporate and Other does not include any items applicable to AB.

   At December 31, 2017 and 2016, the Company's economic interest in AB was 29.0% and 29.0%, respectively. At December 31, 2017 and 2016, respectively, AXA and its subsidiaries' economic interest in AB (including AXA Financial Group) was approximately 64.7% and 63.7%. AXA Equitable is the parent of AllianceBernstein Corporation, the general partner ("General Partner") of both AB Holding and ABLP; as a result it consolidates AB in the Company's consolidated financial statements.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements present the consolidated results of operations, financial condition, and cash flows of the Company and its subsidiaries and those investment companies, partnerships and joint ventures in which the Company has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   We believe that the consolidated financial statements include all adjustments necessary for a fair presentation of the results of operations of the Company. All significant intercompany transactions and balances have been eliminated in consolidation. The years "2017", "2016" and "2015" refer to the years ended December 31, 2017, 2016 and 2015, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Adoption of New Accounting Pronouncements

   In January 2017, the Financial Accounting Standards Board ("FASB") issued new guidance that amends the definition of a business to provide a more robust framework for determining when a set of assets and activities is a business. The definition primarily adds clarity for evaluating whether certain transactions should be accounted for as acquisitions/dispositions of assets or businesses, the latter subject to guidance on business combinations, but also may interact with other areas of accounting where the defined term is used, such as in the application of guidance on consolidation and goodwill impairment. The new guidance is effective for fiscal years ending December 31, 2018. The Company elected to early adopt the new guidance for the year ending December 31, 2016. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In January 2017, the FASB issued updated guidance to simplify the accounting for goodwill impairment on a prospective basis in years beginning after December 15, 2019, with early adoption permitted for impairment testing performed after January 1, 2017. The revised guidance removes Step 2 from the goodwill impairment testing model that currently requires a hypothetical purchase price allocation to assess goodwill recoverability when Step 1 testing demonstrates a reporting unit's carrying value exceeds its fair value. Existing guidance that limits the measure of goodwill impairment to the carrying amount of the reporting unit's goodwill remains unchanged by elimination of the requirement to perform Step 2 testing. The Company elected to early adopt the guidance effective January 1, 2017 for its first quarter 2017 interim goodwill recoverability assessments. Adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

   In October 2016, the FASB issued updated guidance on consolidation of interests held through related parties that are under common control, which alters how a decision maker needs to consider indirect interests in a VIE held through an entity under common control. The new guidance amends the recently adopted consolidation guidance analysis. Under the new guidance, if a decision maker is required to evaluate whether it is the primary beneficiary of a VIE, it will need to consider only its proportionate indirect interest in the VIE held through a common control party. The Company adopted the revised guidance effective January 1, 2017. Adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

   In March 2016, the FASB issued new guidance simplifying the transition to the equity method of accounting. The amendment eliminates the requirement for an investor to retroactively adjust the basis of a previously held interest in an investment that subsequently qualifies for use of the equity method. Additionally, the amendment requires any unrealized holding gain or loss recognized in accumulated other comprehensive income (loss) ("AOCI ") to be realized in earnings at the date an available-for-sale ("AFS") security qualifies for use of the equity method. The Company adopted the revised guidance effective January 1, 2017. Adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

   In March 2016, the FASB issued new guidance on improvements to employee share-based payment accounting. The amendment includes provisions intended to simplify various aspects related to how share-based payments are accounted for and presented in the financial statements including: income tax effects of share-based payments, minimum statutory tax withholding requirements and forfeitures. The Company adopted the revised guidance effective January 1, 2017. Adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

   In February 2015, the FASB issued a new consolidation standard that makes targeted amendments to the VIE assessment, including guidance specific to the analysis of fee arrangements and related party relationships, modifies the guidance for the evaluation of limited partnerships and similar entities for consolidation to eliminate the presumption of general partner control, and ends the deferral that had been granted to certain investment companies for applying previous VIE guidance. The Company adopted this guidance beginning January 1, 2016 using a modified retrospective approach, thereby not requiring a restatement of prior year periods. At initial adoption, the Company's reevaluation of all legal entities under the new standard resulted in identification of additional VIEs and consolidation of certain investment products of the Investment Management and Research segment that were not consolidated in accordance with previous guidance. The analysis performed under this guidance requires the exercise of judgment and is updated continuously as circumstances change or new entities are formed.

   In August 2014, the FASB issued new guidance which requires management to evaluate whether there is "substantial doubt" about the reporting entity's ability to continue as a going concern and provide related footnote disclosures about those uncertainties, if they exist. The new guidance is effective for annual periods ending after December 15, 2016 and interim periods thereafter. The Company implemented this guidance in its reporting on the year ended December 31, 2016. The effect of implementing this guidance was not material to the Company's consolidated financial statements.

   Future Adoption of New Accounting Pronouncements

   In February 2018, the FASB issued new guidance that will permit, but not require, entities to reclassify to retained earnings tax effects "stranded" in AOCI resulting from the change in federal tax rate enacted by the Tax Cuts and Jobs Act (the "Act") on December 22, 2017. An entity that elects this option must reclassify these stranded tax effects for all items in AOCI, including, but not limited to, AFS securities and employee benefits. Tax effects stranded in AOCI for other reasons, such as prior changes in tax law, may not be reclassified. While the new guidance provides entities the option to reclassify these amounts, new disclosures are required regardless of whether entities elect to do so. The new guidance is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption is permitted for periods for which financial statements have not yet been issued or made available for issuance, including in the period the Act was signed into law (i.e., the reporting period including December 22, 2017). Election can be made either to apply the new guidance retrospectively to each period in which the effect of the Act is recognized or in the period of adoption. Management currently is evaluating the options provided for adopting this guidance and the potential impacts on the Company's consolidated financial statements.

   In August 2017, the FASB issued new guidance on accounting for hedging activities, intended to more closely align the financial statement reporting of hedging relationships to the economic results of an entity's risk management activities. In addition, the new guidance makes certain targeted modifications to simplify the application of current hedge accounting guidance. The new guidance is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years, with early application permitted. The effect of adoption should be reflected as of the beginning of the fiscal year of adoption (that is, the initial application date). All transition requirements and elections should be applied to derivatives positions and hedging relationships existing on the date of adoption. Management currently is evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In May 2017, the FASB issued guidance on share-based payments. The amendment provides clarity intended to reduce diversity in practice and the cost and complexity of accounting for changes to the terms or conditions of share-based payment awards. The new guidance is effective for interim and annual periods beginning after December 15, 2017, requires prospective application to awards modified on or after the date of adoption, and permits early adoption. This amendment did not have a material impact on the Company's consolidated financial statements.

   In March 2017, the FASB issued guidance that requires certain premiums on callable debt securities to be amortized to the earliest call date and is intended to better align interest income recognition with the manner in which market participants price these instruments. The new guidance is effective for interim and annual periods beginning after December 15, 2018 with early adoption permitted and is to be applied on a modified retrospective basis. Management currently is evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In March 2017, the FASB issued new guidance on the presentation of net periodic pension and post-retirement benefit costs that requires disaggregation of the service cost component from the other components of net benefit costs on the income statement. The service cost component will be presented with other employee compensation costs in "income from operations," and the remaining components will be reported separately outside of income from operations. While this standard does not change the rules for how benefits costs are measured, it limits the amount eligible for capitalization to the service cost component and, therefore, may require insurers and other entities that establish deferred assets related to the acquisition of new contracts to align its capitalization policies/practices with that limitation. The new guidance is effective for interim and annual periods beginning after December 15, 2017 with early adoption permitted and is to be applied retrospectively for changes in the income statement presentation of net benefit cost and prospectively for changes in capitalization eligibility. The guidance permits the use of amounts previously disclosed for the various components of net benefits cost as the basis for the retrospective change in the income statement presentation, and use of that approach must be disclosed as a "practical expedient" to determining how much of the various components of net benefits costs actually was reflected in historical income statements a result of capitalization and subsequent amortization. For purpose of segment reporting, net periodic benefits costs should continue to be presented based on how management reports those costs internally for evaluation, regardless of these new requirements. The Company expects to utilize the practical expedient for adopting the retrospective change in its income statement presentation of net benefits costs. Based on the assessments performed to-date, adoption of this new guidance in first quarter 2018 is not expected to have a material impact on the Company's consolidated financial statements.

   In August 2016, the FASB issued new guidance to simplify elements of cash flow classification. The new guidance is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The new guidance is effective for interim and annual periods beginning after December 15, 2017 and should be applied using a retrospective transition method. Adoption of this new guidance in first quarter 2018 is not expected to have a material impact on the Company's financial condition or results of operations.

   In June 2016, the FASB issued new guidance related to the accounting for credit losses on financial instruments. The new guidance introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The new guidance is effective for interim and annual periods beginning after December 15, 2019 with early adoption permitted for annual periods beginning after December 15, 2018. Management currently is evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In February 2016, the FASB issued revised guidance to lease accounting that will require lessees to recognize on the balance sheet a "right-of-use" asset and a lease liability for virtually all lease arrangements, including those embedded in other contracts. The new lease accounting model will continue to distinguish between capital and operating leases. The current straight-line pattern for the recognition of rent expense on an operating lease is expected to remain substantially unchanged by the new guidance but instead will be comprised of amortization of the right-of-use asset and interest cost on the related lease obligation, thereby resulting in an income statement presentation similar to a financing arrangement or capital lease. Lessor accounting will remain substantially unchanged from the current model but has been updated to align with certain changes made to the lessee model. The new guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018, with early adoption permitted. The transition provisions require application on a modified retrospective approach at the beginning of the earliest comparative period presented in the financial statements (that is, January 1, 2017). Extensive quantitative and qualitative disclosures, including significant judgments made by management, will be required to provide greater insight into the extent of revenue and expense recognized and expected to be recognized from existing lease contracts and arrangements. Management currently is evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In January 2016, the FASB issued new guidance related to the recognition and measurement of financial assets and financial liabilities. The new guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale ("AFS") debt securities. The new guidance will require equity investments in unconsolidated entities, except those accounted for under the equity method, to be measured at fair value through earnings, thereby eliminating the AFS classification for equity securities with readily determinable fair values for which changes in fair value currently are reported in AOCI. Adoption of this new guidance is required in interim and annual periods beginning after December 15, 2017 and is to be applied on a modified retrospective basis. At December 31, 2017, the Company's equity investments include approximately $157 million common stock securities designated as AFS for which a cumulative effect adjustment to opening retained earnings will be made at January 1, 2018 to reclassify from AOCI the related net unrealized investment gains/(losses), net of income tax. The Company's investment assets held in the form of equity interests in unconsolidated entities, such as limited partnerships and limited liability companies, including hedge funds, private equity funds, and real estate-related funds, generally are accounted for under the equity method and will not be impacted by this new guidance. The Company does not currently report any of its financial liabilities under the fair value option. Adoption of this new guidance in first quarter 2018 is not expected to have a material impact on the Company's financial condition or results of operations.

   In May 2014, the FASB issued new guidance that revises the recognition criteria for revenue arising from contracts with customers to provide goods or services, except when those revenue streams are from insurance contracts, leases, rights and obligations that are in the scope of certain financial instruments (i.e., derivative contracts) and guarantees other than product or service warranties. The new standard's core principle is that revenue should be recognized when "control" of promised goods or services is transferred to customers and in an amount that reflects the consideration to which it expects to be entitled in exchange. Applying the new revenue recognition criteria generally will require more judgments and estimates than under current guidance in order to identify contractual performance obligations to customers, assess the roles of intermediaries in fulfilling those obligations, determine the amount of variable consideration to include in the transaction price, and allocate the transaction price to distinct performance obligations in bundled contracts. The new guidance is effective for interim and annual periods beginning after December 15, 2017, with early adoption permitted. Transition to the new standard requires a retrospective approach but application is permitted either on a full or modified basis, the latter by recognition of a cumulative-effect adjustment to opening equity in the period of initial adoption. On January 1, 2018, the Company will adopt the new revenue recognition guidance on a modified retrospective basis and provide in its first quarter 2018 reporting the additional disclosures required by the new standard. Revenues within the scope of this standard and subject to the Company's analysis largely emerge from its investment in AllianceBernstein, as reported in the Company's Investment Management and Research segment, but also result from the Company's direct wholly-owned subsidiary, FMG as well as broker-dealer operations. Based on the assessments performed to-date, the Company does not expect any changes in the amounts or timing of revenue recognition, including base investment management and advisory fees, distribution revenues, shareholder servicing revenues, and broker-dealer revenues. However, performance-based fees, that currently are recognized at the end of the applicable measurement period when no risk of reversal remains, and carried-interest distributions received (considered performance-based fees), that currently are recorded as deferred revenues until no risk of reversal remains, in certain instances may be recognized earlier under the new standard if it is probable that significant reversal will not occur. As a result, the Company currently expects its initial adoption of the new revenue recognition standard at January 1, 2018 will result in a pre-tax cumulative effect adjustment to increase opening equity by approximately
   $35 million, representing carried-interest distributions previously received, net of revenue sharing payments to investment team members, with respect to which it is probable that significant reversal will not occur. The Company's future financial statements will include additional disclosures as required by the new revenue recognition guidance.

   Closed Block

   As a result of demutualization, the Company's Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and income of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of the Company's general account (the "General Account"), any of its separate accounts (the "Separate Accounts") or any affiliate of the Company without the approval of the New York State Department of Financial Services (the "NYDFS"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax income from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's income.

   If the actual cumulative income from the Closed Block are greater than the expected cumulative income, only the expected income will be recognized in net income. Actual cumulative income in excess of expected cumulative income at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block income in a subsequent period are less than the expected income for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative income of the Closed Block are less than the expected cumulative income, only actual income would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of deferred policy acquisition costs ("DAC"), are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in other comprehensive income ("OCI"). The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in income (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security at the date of acquisition. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Real estate held for the production of income is stated at depreciated cost less valuation allowances.

   Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

   Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

   Partnerships, investment companies and joint venture interests that the Company has control of and has an economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity method of accounting and are reported in other equity investments. The Company records its interests in certain of these partnerships on a month or one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with realized and unrealized gains (losses) reported in net investment income (loss) in the statements of Net income (loss).

   Corporate owned life insurance ("COLI") has been purchased by the Company and certain subsidiaries on the lives of certain key employees and the Company and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2017 and 2016, the carrying value of COLI was $911 million and $892 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets. The Company classifies as short-term securities purchased with a maturity of twelve months or less.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   Cash and securities segregated primarily includes U.S. Treasury Bills segregated by AB in a special reserve bank custody account for the exclusive benefit of its brokerage customers under Rule 15c3-3 of the Exchange Act.

   All securities owned, including U.S. government and agency securities, mortgage-backed securities, futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options and may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities." The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related Credit Support Annex ("CSA") have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company's freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in "Net derivative gains (losses)" without considering changes in the fair value of the economically associated assets or liabilities.

   The Company is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of income (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Securities Repurchase and Reverse Repurchase Agreements

   Securities repurchase and reverse repurchase transactions involve the temporary exchange of securities for cash or other collateral of equivalent value, with agreement to redeliver a like quantity of the same or similar securities at a future date prior to maturity at a fixed and determinable price. Transfers of securities under these agreements to repurchase or resell are evaluated by the Company to determine whether they satisfy the criteria for accounting treatment as secured borrowing or lending arrangements. Agreements not meeting the criteria would require recognition of the transferred securities as sales or purchases with related forward repurchase or resale commitments. All of the Company's securities repurchase transactions are accounted for as collateralized borrowings with the related obligations distinctly captioned in the consolidated balance sheets. Earnings from investing activities related to the cash received under the Company's securities repurchase arrangements are reported in the consolidated statements of income (loss) as "Net investment income" and the associated borrowing cost is reported as "Interest expense." The Company has not actively engaged in securities reverse repurchase transactions.

   Commercial and Agricultural Mortgage Loans on Real Estate:

   Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

      . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during the lenders annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans also are individually evaluated quarterly by the Company's IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problem mortgages but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans, a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan-specific portion of the loss allowance is based on the Company's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan has been restructured to where the collection of interest is considered likely. At December 31, 2017 and 2016, the carrying values of commercial mortgage loans that had been classified as nonaccrual mortgage loans were $19 million and $34 million, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring ("TDR"), the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the mortgage loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Block's policyholders dividend obligation, insurance liability loss recognition, DAC related to UL policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades.

   Recognition of Insurance Income and Related Expenses

   Deposits related to universal life ("UL") and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to income.

   AMORTIZATION POLICY. In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

   DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience and changes in the reserve of products that have indexed features such as SCS IUL and MSO, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC are amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in income (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future separate account performance. Management sets estimated future gross profit or assessment assumptions related to separate account performance using a long-term view of expected average market returns by applying a reversion to the mean ("RTM") approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Based upon management's current expectations of interest rates and future fund growth, the Company updated its RTM assumption from 9.0% to 7.0%. The average gross long-term return measurement start date was also updated to December 31, 2014. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At
   December 31, 2017, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.7% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.7% net of product weighted average Separate Account fees) and 0.0% (-2.3% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is five years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than five years in order to reach the average gross long-term return estimate, the application of the five year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than five years would result in a required deceleration of DAC amortization.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2017, the average rate of assumed investment yields, excluding policy loans, for the Company was 4.7% grading to 4.3% over 7 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in net income in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative income over expected cumulative income as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in net income (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies are subject to recoverability testing as part of the Company's premium deficiency testing. If a premium deficiency exists, DAC are reduced by the amount of the deficiency or to zero through a charge to current period net income (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in net income
   (loss) in the period such deficiency occurs.

   For some products, policyholders can elect to modify product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. These transactions are known as internal replacements. If such modification substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Policyholder Bonus Interest Credits

   Policyholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these policyholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets in the consolidated balance sheets and amortization is included in Interest credited to policyholders' account balances in the consolidated statements of income (loss).

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium, investment performance and interest credited, net of surrenders, withdrawals, benefits and charges.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated policyholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 5.0% to 6.3% (weighted average of 5.1%) for approximately 99.1% of life insurance liabilities and from 1.6% to 5.5% (weighted average of 4.2%) for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to income.

   Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York ("FHLBNY"), the Company has access to collateralized borrowings. The Company may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require the Company to pledge qualified mortgage-backed assets and/or government securities as collateral.

   For reinsurance contracts other than those accounted for as derivatives, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefits ("GMDB") and/or contain guaranteed minimum living benefit ("GMLB," and together with GMDB, the "GMxB features") which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit ("GMIB") base. The Company previously issued certain variable annuity products with and guaranteed income benefit ("GIB") features, guaranteed withdrawal benefit for life ("GWBL"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") features. The Company has also assumed reinsurance for products with GMxB features.

   Reserves for products that have GMIB features, but do not have no-lapse guarantee features, and products with GMDB features are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding separate account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a RTM approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   Products that have a GMIB feature with a no-lapse guarantee rider ("NLG"), GIB, GWBL, GMWB and GMAB features and the assumed products with GMIB features (collectively "GMxB derivative features") are considered either freestanding or embedded derivatives and discussed below under ("Embedded and Freestanding Insurance Derivatives").

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (I.E., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to income. Premium deficiency reserves have been recorded for the group single premium annuity business, certain interest-sensitive life contracts, structured settlements, individual disability income and major medical. Additionally, in certain instances the policyholder liability for a particular line of business may not be deficient in the aggregate to trigger loss recognition, but the pattern of income may be such that profits are expected to be recognized in earlier years followed by losses in later years. In these situations, accounting standards require that an additional profits followed by loss liability be recognized by an amount necessary to sufficiently offset the losses that would be recognized in later years. A profits followed by loss liability is included in "Future policy benefits" and is predominately associated with certain interest-sensitive life contracts.

   Embedded and Freestanding Insurance Derivatives

   Reserves for products considered either embedded or freestanding derivatives are measured at estimated fair value separately from the host variable annuity product, with changes in estimated fair value reported in Net derivative gains (losses). The estimated fair values of these derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees attributable to the guarantee. The projections of future benefits and future fees require capital markets and actuarial assumptions, including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk-free rates.

   Additionally the Company cedes and assumes reinsurance for products with GMxB features, which are considered an embedded when part of a reinsurance contract covers risks not treated as derivative or a freestanding derivative otherwise. The GMxB reinsurance contract asset and liabilities' fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios.

   Changes in the fair value of embedded and freestanding derivatives are reported on the consolidated statements of income (loss) in Net derivative gains (losses). Reserves for embedded derivatives liabilities and assumed reinsurance contracts are reported in Future policyholders' benefits and other policyholders' liabilities and the GMIB reinsurance contract asset, at fair value is reported in a stand-alone line in the consolidated balance sheets.

   Embedded and freestanding insurance derivatives fair values are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits is attributed to the embedded derivative. The percentage of fees included in the fair value measurement is locked-in at inception. Fees above those amounts represent "excess" fees and are reported in Policy charges and fee income.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Company. Separate Account assets are subject to General Account claims only to the extent Separate Account assets exceed separate accounts liabilities. Assets and liabilities of the Separate Account represent the net deposits and accumulated net investment income (loss) less fees, held primarily for the benefit of policyholders, and for which the Company does not bear the investment risk. Separate Account assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to policyholders of such Separate Account are offset within the same line in the consolidated statements of income
   (loss). For 2017, 2016 and 2015, investment results of such Separate Accounts were gains (losses) of $16,735 million, $8,222 million and $(1,148) million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Account assets and liabilities and are not reported in revenues or expenses. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Management and Service Fees and Related Expenses

   INVESTMENT MANAGEMENT AND RESEARCH

   Investment management and service fees principally include the Investment Management and Research segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") and Sanford
   C. Bernstein Limited ("SCBL") for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AB sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Since January 31, 2009, AB sponsored U.S. mutual funds have not offered back-end load shares to new investors. Likewise, as of December 31, 2016, AB sponsored Non-U.S. Funds are no longer offering back-end load shares, except in isolated instances.

   Management periodically reviews the deferred sales commission asset for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If these factors indicate impairment in value, a comparison is made of the carrying value to the undiscounted cash flows expected to be generated by the asset over its remaining life. If it is determined the deferred sales commission asset is not fully recoverable, the asset will be deemed impaired and a loss will be recorded in the amount by which the recorded amount of the asset exceeds its estimated fair value.

   RETIREMENT AND PROTECTION

   Investment management and service fees also includes fees earned by AXA Equitable Funds Management Group, LLC ("AXA Equitable FMG") from providing investment management and administrative services to AXA Premier VIP Trust ("VIP Trust"), EQ Advisors Trust ("EQAT") and 1290 Funds as well as two private investment trusts established in the Cayman Islands, AXA Allocation Funds Trusts and AXA Offshore Multimanager Funds Trust (collectively, the "Other AXA Trusts"). AXA Equitable FMG's administrative services include, among others, fund accounting and compliance services.

   AXA Equitable FMG has entered into sub-advisory agreements with affiliated and unaffiliated registered investment advisers to provide sub-advisory services to AXA Equitable FMG with respect to certain portfolios of EQAT and the Other AXA Trusts. It has also entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. to provide certain sub-administration services to AXA Equitable FMG as instructed by AXA Equitable FMG.

   AXA Equitable FMG's fees related to its services are calculated as a percentage of assets under management and are recorded in Investment management and service fees in the consolidated statements of income (loss) as the related services are performed. Sub-advisory and sub-administrative expenses associated with the services are calculated and recorded as the related services are performed in Other operating costs and expenses in the consolidated statements of income (loss).

   Goodwill and Other Intangible Assets

   Goodwill reported by the Company represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies and relates principally to the acquisition of SCB Inc., an investment research and management company formerly known as Sanford C. Bernstein Inc. ("Bernstein Acquisition") and purchases of units of the limited partnership interest in ABLP ("AB Units"). In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred. Effective January 1, 2017, the Company early-adopted new guidance that eliminated Step 2 testing from the goodwill impairment model and continued to limit the measurement of any goodwill impairment to the carrying value of the reporting unit's goodwill.

   The Company's intangible assets primarily relate to the Bernstein Acquisition and purchases of AB Units and reflect amounts assigned to acquired investment management contracts based on their estimated fair values at the time of acquisition, less accumulated amortization. These intangible assets generally are amortized on a straight-line basis over their estimated useful life, ranging from six to twenty years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, impairment tests are performed to measure the amount of the impairment loss, if any.

   Internal-use Software

   Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. Capitalized amounts are periodically tested for impairment in accordance with the guidance on impairment of long-lived assets. An immediate charge to earnings is recognized if capitalized software costs no longer are deemed to be recoverable. In addition, service potential is periodically reassessed to determine whether facts and circumstances have compressed the software's useful life such that acceleration of amortization over a shorter period than initially determined would be required.

   Income Taxes

   The Company and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. The Company provides for Federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

   Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

   As required under accounting for income taxes, the Company determined reasonable estimates for certain effects of the Tax Cuts and Jobs Act enacted on December 22, 2017 and recorded those estimates as provisional amounts in the 2017 consolidated financial statements. In accordance with SEC Staff Accounting Bulletin No. 118 ("SAB 118"), the Company may make additional adjustments during 2018 (the measurement period) to the income tax balance sheet and income statement accounts as the U.S. Department of the Treasury issues further guidance and interpretations.

   Accounting and Consolidation of VIEs

   For all new investment products and entities developed by the Company (other than Collateralized Debt Obligations ("CDOs")), the Company first determines whether the entity is a VIE, which involves determining an entity's variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, the Company then identifies the primary beneficiary of the VIE. If the Company is deemed to be the primary beneficiary of the VIE, then the Company consolidates the entity.

   The Company provides seed capital to its investment teams to develop new products and services for their clients. The Company's original seed investment typically represents all or a majority of the equity investment in the new product and is temporary in nature. The Company evaluates its seed investments on a quarterly basis to determine whether consolidation is required.

   Management of the Company reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that the Company is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   A VIE must be consolidated by its primary beneficiary, which generally is defined as the party that has a controlling financial interest in the VIE. The Company is deemed to have a controlling financial interest in a VIE if it has (i) the power to direct the activities of the VIE that most significantly affect the VIE's economic performance, and (ii) the obligation to absorb losses of the VIE or the right to receive income from the VIE that potentially could be significant to the VIE. For purposes of evaluating
   (ii) above, fees paid to the Company as a decision maker or service provider are excluded if the fees are compensation for services provided commensurate with the level of effort required to be performed and the arrangement includes only customary terms, conditions or amounts present in arrangements for similar services negotiated at arm's length.

   If the Company has a variable interest in an entity that is determined not to be a VIE, the entity then is evaluated for consolidation under the voting interest entity ("VOE") model. For limited partnerships and similar entities, the Company is deemed to have a controlling financial interest in a VOE, and would be required to consolidate the entity, if the Company owns a majority of the entity's kick-out rights through voting limited partnership interests and other limited partners do not hold substantive participating rights (or other rights that would indicate that the Company does not control the entity). For entities other than limited partnerships, the Company is deemed to have a controlling financial interest in a VOE if it owns a majority voting interest in the entity.

   The analysis performed to identify variable interests held, determine whether entities are VIEs or VOEs, and evaluate whether the Company has a controlling financial interest in such entities requires the exercise of judgment and is updated on a continuous basis as circumstances change or new entities are developed. The primary beneficiary evaluation generally is performed qualitatively based on all facts and circumstances, including consideration of economic interests in the VIE held directly and indirectly through related parties and entities under common control, as well as quantitatively, as appropriate.

   At December 31, 2017, the Company held approximately $1,123 million of investment assets in the form of equity interests issued by non-corporate legal entities determined under the new guidance to be VIEs, such as limited partnerships and limited liability companies, including hedge funds, private equity funds, and real estate-related funds. As an equity investor, the Company is considered to have a variable interest in each of these VIEs as a result of its participation in the risks and/or rewards these funds were designed to create by their defined portfolio objectives and strategies. Primarily through qualitative assessment, including consideration of related party interests or other financial arrangements, if any, the Company was not identified as primary beneficiary of any of these VIEs, largely due to its inability to direct the activities that most significantly impact their economic performance. Consequently, the Company continues to reflect these equity interests in the consolidated balance sheet as Other equity investments and to apply the equity method of accounting for these positions. The net assets of these nonconsolidated VIEs are approximately $160,178 million. The Company's maximum exposure to loss from its direct involvement with these VIEs is the carrying value of its investment of $1,123 million and approximately $693 million of unfunded commitments at December 31, 2017. The Company has no further economic interest in these VIEs in the form of guarantees, derivatives, credit enhancements or similar instruments and obligations.

   At December 31, 2017, the Company consolidated three real estate joint ventures for which it was identified as primary beneficiary under the VIE model. Two of the joint ventures are owned 95% by the Company and 5% by the venture partner. The third consolidated entity is jointly owned by AXA Equitable and AXA France and holds an investment in a real estate venture. Included in the Company's consolidated balance sheets at December 31, 2017 and 2016, respectively, are total assets of $393 million and $36 million related to these VIEs, primarily resulting from the consolidated presentation of $372 million and $36 million of real estate held for production of income. Also resulting from the Company's consolidated presentation of these VIEs are total liabilities of $229 million and $11 million at December 31, 2017 and 2016, respectively, including long term debt in the amount of $203 million and $0 million. In addition, real estate held for production of income reflects $18 million and $20 million as related to two non-consolidated joint ventures at December 31, 2017 and 2016, respectively.

   Included in the Company's consolidated balance sheet at December 31, 2017 are assets of $1,550 million, liabilities of $696 million and redeemable non-controlling interest of $596 million associated with the consolidation of AB-sponsored investment funds under the VIE model. Also included in the Company's consolidated balance sheets are assets of $58 million, liabilities of $2 million and redeemable non-controlling interest of $0 million from consolidation of AB-sponsored investment funds under the VOE model. The assets of these consolidated funds are presented within Other invested assets and cash and cash equivalents, and liabilities of these consolidated funds are presented with other liabilities on the face of the Company's consolidated balance sheet at December 31, 2017; ownership interests not held by the Company relating to consolidated VIEs and VOEs are presented either as redeemable or non-redeemable noncontrolling interest, as appropriate. The Company is not required to provide financial support to these company-sponsored investment funds, and only the assets of such funds are available to settle each fund's own liabilities.

   As of December 31, 2017, the net assets of investment products sponsored by AB that are nonconsolidated VIEs are approximately $53,600 million and the Company's maximum exposure to loss from its direct involvement with these VIEs is its investment of $7.9 million at December 31, 2017. The Company has no further commitments to or economic interest in these VIEs.

   Assumption Updates and Model Changes

   In 2017, the Company made several assumption updates and model changes, including the following: (1) updated the expectation of long-term Separate Accounts volatility used in estimating policyholders' benefits for variable annuities with GMDB and GMIB guarantees and variable universal life contracts with secondary guarantees; (2) updated the estimated duration used to calculate policyholders' benefits for variable annuities with GMDB and GMIB guarantees and the period over which DAC is amortized; (3) updated policyholder behavior assumptions based on emerging experience, including expectations of long-term lapse and partial withdrawal rates for variable annuities with GMxB features; (4) updated premium funding assumptions for certain universal life and variable universal life products with secondary guarantees; (5) completed its periodic review and updated its long term mortality assumption for universal, variable universal and traditional life products; (6) updated the assumption for long term General Account spread and yield assumptions in the DAC amortization and loss recognition testing calculations for universal life, variable universal life and deferred annuity business lines; (7) updated our maintenance expense assumption for universal life and variable universal life products; and (8) implemented other actuarial assumption updates and model changes, resulting in the full release of the reserve. The net impact of assumption changes in 2017 increased policyholders' benefits by $23 million, increased the amortization of DAC by $247 million, decreased policy charges and fee income by $88 million, increased the fair value of our GMIB reinsurance asset by $1.5 billion and decreased the fair value of the GMIB NLG liability by $447 million. This resulted in an increase in Income (loss) from operations, before income taxes of $1.7 billion and increased Net income by approximately $1.1 billion.

   In 2016, the Company made several assumption updates and model changes including the following (1) updated the premium funding assumption used in setting variable life policyholder benefit reserves; (2) made changes in the model used in calculating premium loads, which increased interest sensitive life policyholder benefit reserves; (3) updated its mortality assumption for certain variable interest-sensitive life ("VISL") as a result of favorable mortality experience for some of its older products and unfavorable mortality experience on some of its newer products and (4) updated the General Account spread and yield assumptions for certain VISL products to reflect lower expected investment yields. The net impact of assumption updates and model changes in 2016 decreased Policyholders' benefits by $135 million, increased the amortization of DAC by $193 million, increased policy charges and fee income by $35 million, decreased Income (loss) from operations, before income taxes by $23 million and decreased Net income by approximately $15 million.

   In 2015 the Company announced it would raise cost of insurance ("COI") rates for certain UL policies issued between 2004 and 2007, which have both issue ages 70 and above and a current face value amount of $1 million and above, effective in 2016. The Company raised the COI rates for these policies as management expects future mortality and investment experience to be less favorable than what was anticipated when the original schedule of COI rates was established. This COI rate increase was larger than the increase previously anticipated in management's reserve assumptions. As a result, management updated the assumption to reflect the actual COI rate increase, resulting in a $71 million and $46 million increase in Income (loss) from operations, before income taxes and Net income, respectively, in 2015.

   In 2015, expectations of long-term lapse and partial withdrawal rates for variable annuities with GMDB and GMIB guarantees were lowered based on emerging experience. This update increased expected future claim costs and the fair value of the GMIB reinsurance contract asset. Also in 2015, expectations of GMIB election rates were lowered for certain ages based on emerging experience. This decreased the expected future GMIB claim cost and the fair value of the GMIB reinsurance contract asset, while increasing the expected future GMDB claim cost. The impact of these assumption updates in 2015 were a net decrease in the fair value of the GMIB reinsurance contract asset of $746 million, and increase in the fair value of the GMIBNLG liability of $786 million, a decrease in the GMDB/GMIB reserves of $864 million and a decrease in the amortization of DAC of $32 million. In 2015, this assumption update decreased Income (loss) from operations, before income taxes and Net income by approximately $636 million and $413 million, respectively.

   In 2015, based upon management's then current expectations of interest rates and future fund growth, the Company updated its reversion to the mean ("RTM") assumption used to calculate GMDB/GMIB and VISL reserves and amortization DAC from 9.0% to 7.0%. The impact of this assumption update in 2015 was an increase in GMIB/GMDB reserves of $570 million, an increase in VISL reserves of $29 million and decrease in amortization of DAC of $73 million. In 2015, this assumption update decreased Income (loss) from operations, before income taxes and Net income by approximately $527 million and $342 million, respectively.

   In 2015, expectations of long-term lapse rates for certain Accumulator(R) products at certain durations and moneyness levels were lowered based on emerging experience. This update increased expected future claim costs and the fair value of the GMIB reinsurance contract asset. The impact of this assumption update in 2015 was an increase in the fair value of the GMIB reinsurance contract asset of $216 million, an increase in the fair value of the GMIBNLG liability of $101 million, an increase in the GMIB reserves of $53 million and a decrease in the amortization of DAC of $12 million. In 2015, this assumption update increased Income (loss) from operations, before income taxes and Net income by approximately $74 million and $48 million, respectively.

   In 2015, the Company launched a lump sum payment option to certain contract holders with GMIB and GWBL benefits at the time their AAV falls to zero. As a result, the Company updated its future reserve assumptions to incorporate the expectation that some policyholders will utilize this option. The impact of this assumption update in 2015 resulted in a decrease in the fair value of the GMIB reinsurance contract asset of $263 million, a decrease in the fair value of the GMIBNLG liability of $320 million and a decrease in the GMIB reserves of $47 million. In 2015, this assumption update increased Income (loss) from operations, before income taxes and Net income by approximately $103 million and $67 million, respectively.

   Restatement and Revision of Prior Period Financial Statements

   Management identified errors in its previously issued financial statements related primarily to the calculation of policyholders' benefit reserves and the calculation of DAC amortization for certain variable and interest sensitive life products. Based on quantitative and qualitative factors, management determined that the impact of the errors was material to the consolidated financial statements and financial statement schedules as of and for the year ended December 31, 2016, which therefore are restated herein and discussed below. The impact of these errors to the consolidated financial statements for the year ended December 31, 2015 was not considered to be material either individually or in the aggregate. In order to improve the consistency and comparability of the financial statements, management voluntarily revised the consolidated statements of income (loss), statements of comprehensive income (loss), statements of equity and statements of cash flows for the year ended December 31, 2015 to include the revisions discussed herein.

                                                            DECEMBER 31, 2016
                                              ----------------------------------------------
                                               AS PREVIOUSLY      IMPACT OF
                                                 REPORTED      ADJUSTMENTS/(1)/ AS RESTATED
                                              ---------------- ---------------  ------------
                                                              (IN MILLIONS)
ASSETS:
  Deferred policy acquisition costs.......... $          4,852 $           206  $      5,058
  Guaranteed minimum income benefit
   reinsurance asset, at fair value..........           10,316              (2)       10,314
                                                               ---------------
   Total assets..............................          204,352             204       204,556
                                                               ---------------
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................           28,939             (38)       28,901
  Current and deferred taxes.................            2,751              83         2,834
                                                               ---------------
   Total liabilities.........................          189,504              45       189,549
                                                               ---------------

                                                          DECEMBER 31, 2016
                                              ------------------------------------------
                                              AS PREVIOUSLY     IMPACT OF
                                                REPORTED     ADJUSTMENTS/(1)/ AS RESTATED
                                              -------------- ---------------  -----------
                                                            (IN MILLIONS)
EQUITY:
  Retained earnings.......................... $        6,005 $           145  $     6,150
  Accumulated other comprehensive income
   (loss)....................................              3              14           17
                                                             ---------------
  Total equity attributable to AXA Equitable.         11,349             159       11,508
                                                             ---------------
  Total equity...............................         14,445             159       14,604
                                                             ---------------
Total liabilities, redeemable controlling
  interest and equity........................ $      204,352 $           204  $   204,556
                                                             ===============

  /(1)/In the Form 8-K filed on December 21, 2017, the Company reported in
       Exhibit 99.1 to reflect a change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Form 8-K, the Company identified certain additional errors that were material to the previously disclosed financial information that impact the pre-change in accounting principle financial information that is being restated, and thus these figures differ from what was reported in the Form 8-K.

                                                    AS PREVIOUSLY         IMPACT OF         AS        AS
                                                      REPORTED        ADJUSTMENTS /(1)/  RESTATED   REVISED
                                                --------------------  ----------------  ---------  ---------
                                                     YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                    DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                --------------------  ----------------  --------------------
                                                   2016       2015      2016     2015      2016      2015
                                                ---------  ---------  -------  -------  ---------  ---------
                                                                        (IN MILLIONS)
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Premiums....................................       854        828       26       24        880        852
   Net derivative gains (losses)...............    (1,163)    (1,075)     (48)     (86)    (1,211)    (1,161)
                                                                      -------  -------
       Total revenues..........................     9,160      9,023      (22)     (62)     9,138      8,961
                                                                      -------  -------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits.....................     2,745      2,457       26       17      2,771      2,474
   Interest credited to policyholder's
     account balances..........................     1,079        973      (50)     (86)     1,029        887
   Amortization of deferred policy
     acquisition costs, net....................       287       (254)    (235)      11         52       (243)
                                                                      -------  -------
       Total benefits and other deductions.....     8,775      7,981     (259)     (58)     8,516      7,923
                                                                      -------  -------
  Income (loss) from operations, before
   income taxes................................       385      1,042      237       (4)       622      1,038
  Income tax (expense) benefit.................       168         23      (84)      (1)        84         22
                                                                      -------  -------
  Net income (loss)............................       553      1,065      153       (5)       706      1,060
                                                                      -------  -------
  Net income (loss) attributable to AXA
   Equitable................................... $      57  $     667  $   153  $    (5) $     210  $     662
                                                                      =======  =======
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
Net income (loss).............................. $     553  $   1,065  $   153  $    (5) $     706  $   1,060
Change in unrealized gains (losses), net of
  reclassification adjustment..................      (208)      (828)      14       (4)      (194)      (832)
                                                                      -------  -------
  Total other comprehensive income (loss),
   net of income taxes.........................      (229)      (857)      14       (4)      (215)      (861)
                                                                      -------  -------
Comprehensive income (loss)....................       324        208      167       (9)       491        199
                                                                      -------  -------
  Comprehensive income (loss) attributable
   to AXA Equitable............................ $    (155) $    (175) $   167  $    (9) $      12  $    (184)
                                                                      =======  =======

  /(1)/In the Form 8-K filed on December 21, 2017, the Company reported in
       Exhibit 99.1 to reflect a change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Form 8-K, the Company identified certain additional errors that were material to the previously disclosed financial information for the year ended
       December 31, 2016 that impact the pre-change in accounting principle financial information that is being restated and identified certain additional errors that were not material to the previously disclosed financial information for the year ended December 31, 2015, and thus these figures differ from what was reported in the Form 8-K.

                                                     AS PREVIOUSLY                                     AS         AS
                                                       REPORTED         IMPACT OF ADJUSTMENTS/(1)/  RESTATED    REVISED
                                                ----------------------  -------------------------  ---------   ---------
                                                YEAR ENDED DECEMBER 31,  YEAR ENDED DECEMBER 31,   YEAR ENDED DECEMBER 31,
                                                ----------------------- -------------------------  -----------------------
                                                    2016        2015        2016          2015        2016       2015
                                                -----------  ---------  ------------  -----------  ---------   ---------
                                                                             (IN MILLIONS)
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year......... $     6,998  $   7,243  $         (8) $        (3) $   6,990   $   7,240
  Net income (loss) attributable to AXA
   Equitable...................................          57        667           153           (5)       210         662
                                                                        ------------  -----------
  Retained earnings, end of period.............       6,005      6,998           145           (8)     6,150       6,990
                                                                        ------------  -----------
  Accumulated other comprehensive income
   (loss), beginning of year...................         215        285            --            4        215         289
  Other comprehensive income (loss)............        (212)      (842)           14           (4)      (198)       (846)
                                                                        ------------  -----------
  Accumulated other comprehensive income
   (loss), end of year.........................           3        215            14           --         17         215
                                                                        ------------  -----------
   Total AXA Equitable's equity, end of
     period....................................      11,349     12,536           159           (8)    11,508      12,528
                                                                        ------------  -----------
     TOTAL EQUITY, END OF PERIOD............... $    14,445  $  15,595  $        159  $        (8) $  14,604   $  15,587
                                                                        ============  ===========
STATEMENTS OF CASH FLOWS:
  CASH FLOW FROM OPERATING ACTIVITIES:
   Net income (loss)........................... $       553  $   1,065  $        153  $        (5) $     706   $   1,060
   Interest credited to policyholders'
     account balances..........................       1,079        973           (50)         (86)     1,029         887
   Net derivative (gains) loss.................       1,163      1,075            48           86      1,211       1,161
   Changes in:
   Deferred policy acquisition costs...........         287       (254)         (235)          11         52        (243)
   Current and deferred income taxes...........        (826)        49            84            1       (742)         50
   Other.......................................        (161)       (92)           --           (7)      (161)        (99)
                                                                        ------------  -----------
Net cash provided by (used in) operating
  activities................................... $      (461) $    (324) $         --  $        --  $    (461)  $    (324)
                                                                        ============  ===========

  /(1)/In the Form 8-K filed on December 21, 2017, the Company reported in
       Exhibit 99.1 to reflect a change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Form 8-K, the Company identified certain additional errors that were material to the previously disclosed financial information as of and for the year ended December 31, 2016 that impact the pre-change in accounting principle financial information that is being restated and identified certain additional errors that were not material to the previously disclosed financial information as of and for the year ended December 31, 2015, and thus these figures differ from what was reported in the Form 8-K.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                            GROSS        GROSS
                                               AMORTIZED  UNREALIZED  UNREALIZED                 OTTI
                                                 COST       GAINS       LOSSES     FAIR VALUE IN AOCI/(3)/
                                              ----------- ---------- ------------- ---------- -----------
                                                                     (IN MILLIONS)
DECEMBER 31, 2017
-----------------
Fixed Maturity Securities:
  Public corporate........................... $    13,645  $     725 $          25 $   14,345  $       --
  Private corporate..........................       6,951        217            31      7,137          --
  U.S. Treasury, government and agency.......      12,644        676           185     13,135          --
  States and political subdivisions..........         414         67            --        481          --
  Foreign governments........................         387         27             5        409          --
  Commercial mortgage-backed.................          --         --            --         --          --
   Residential mortgage-backed/(1)/..........         236         15            --        251          --
   Asset-backed/(2)/.........................          93          3            --         96           2
  Redeemable preferred stock.................         461         44             1        504          --
                                              -----------  --------- ------------- ----------  ----------
     Total Fixed Maturities..................      34,831      1,774           247     36,358           2
Equity securities............................         157         --            --        157          --
                                              -----------  --------- ------------- ----------  ----------
Total at December 31, 2017................... $    34,988  $   1,774 $         247 $   36,515  $        2
                                              ===========  ========= ============= ==========  ==========

December 31, 2016:
------------------
Fixed Maturity Securities:
  Public corporate........................... $    12,418  $     675 $          81 $   13,012  $       --
  Private corporate..........................       6,880        215            55      7,040          --
  U.S. Treasury, government and agency.......      10,739        221           624     10,336          --
  States and political subdivisions..........         432         63             2        493          --
  Foreign governments........................         375         29            14        390          --
  Commercial mortgage-backed.................         415         28            72        371           7
   Residential mortgage-backed/(1)/..........         294         20            --        314          --
   Asset-backed/(2)/.........................          51         10             1         60           3
  Redeemable preferred stock.................         519         45            10        554          --
                                              -----------  --------- ------------- ----------  ----------
     Total Fixed Maturities..................      32,123      1,306           859     32,570          10
Equity securities............................         113         --            --        113          --
                                              -----------  --------- ------------- ----------  ----------
Total at December 31, 2016................... $    32,236  $   1,306 $         859 $   32,683  $       10
                                              ===========  ========= ============= ==========  ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
  /(3)/Amounts represent OTTI losses in AOCI, which were not included in income
       (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities at December 31, 2017 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2017

                                               AMORTIZED
                                                 COST      FAIR VALUE
                                              ------------ ----------
                                                   (in millions)
Due in one year or less...................... $      1,339 $    1,352
Due in years two through five................        7,773      8,035
Due in years six through ten.................        9,889     10,136
Due after ten years..........................       15,040     15,984
                                              ------------ ----------
   Subtotal..................................       34,041     35,507
Commercial mortgage-backed securities........           --         --
Residential mortgage-backed securities.......          236        251
Asset-backed securities......................           93         96
Redeemable preferred stocks..................          461        504
                                              ------------ ----------
Total........................................ $     34,831 $   36,358
                                              ============ ==========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2017, 2016 and 2015:

                                                      DECEMBER 31,
                                              ----------------------------
                                                 2017       2016     2015
                                              ----------  --------  ------
                                                      (IN MILLIONS)
Proceeds from sales.......................... $    7,232  $  4,324  $  979
                                              ==========  ========  ======
Gross gains on sales......................... $       98  $    111  $   33
                                              ==========  ========  ======
Gross losses on sales........................ $     (211) $    (58) $   (8)
                                              ==========  ========  ======
Total OTTI................................... $      (13) $    (65) $  (41)
Non-credit losses recognized in OCI..........         --        --      --
                                              ----------  --------  ------
Credit losses recognized in net income (loss) $      (13) $    (65) $  (41)
                                              ==========  ========  ======

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts:

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                               2017   2016
                                              -----  -----
                                              (IN MILLIONS)
Balances at January 1,....................... $(190) $(198)
Previously recognized impairments on
  securities that matured, paid, prepaid or
  sold.......................................   193     73
Recognized impairments on securities
  impaired to fair value this period/(1)/....    --    (17)
Impairments recognized this period on
  securities not previously impaired.........   (13)   (46)
Additional impairments this period on
  securities previously impaired.............    --     (2)
Increases due to passage of time on
  previously recorded credit losses..........    --     --
Accretion of previously recognized
  impairments due to increases in expected
  cash flows.................................    --     --
                                              -----  -----
Balances at December 31,..................... $ (10) $(190)
                                              =====  =====

  /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                 DECEMBER 31,
                                               ----------------
                                                 2017    2016
                                               -------- -------
                                                (IN MILLIONS)
AFS Securities:
  Fixed maturities:
   With OTTI loss............................. $      1 $    19
   All other..................................    1,526     428
  Equity securities...........................       --      --
                                               -------- -------
Net Unrealized Gains (Losses)................. $  1,527 $   447
                                               ======== =======

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net income (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                   AOCI GAIN
                                                                                                     (LOSS)
                                              NET UNREALIZED                         DEFERRED      RELATED TO
                                                   GAIN                               INCOME     NET UNREALIZED
                                               (LOSSES) ON           POLICYHOLDERS   TAX ASSET     INVESTMENT
                                               INVESTMENTS     DAC    LIABILITIES   (LIABILITY)  GAINS (LOSSES)
                                              --------------  -----  -------------  -----------  --------------
                                                                        (IN MILLIONS)
BALANCE, JANUARY 1, 2017                      $           19  $  (1)  $        (10)   $      (3)  $           5
Net investment gains (losses) arising during
  the period.................................            (18)    --             --           --             (18)
Reclassification adjustment for OTTI losses:
   Included in Net income (loss).............             --     --             --           --              --
   Excluded from Net income (loss)/(1)/......             --     --             --           --              --
Impact of net unrealized investment gains
  (losses) on:...............................
   DAC.......................................             --      2             --           --               2
   Deferred income taxes.....................             --     --             --           (2)             (2)
   Policyholders liabilities.................             --     --              9           --               9
                                              --------------  -----   ------------    ---------   -------------
BALANCE, DECEMBER 31, 2017................... $            1  $   1   $         (1)   $      (5)  $          (4)
                                              ==============  =====   ============    =========   =============

BALANCE, JANUARY 1, 2016..................... $           16  $  --   $         (4)   $      (5)  $           7
Net investment gains (losses) arising during
  the period.................................             (6)    --             --           --              (6)
Reclassification adjustment for OTTI losses:
   Included in Net income (loss).............              9     --             --           --               9
   Excluded from Net income (loss)/(1)/......             --     --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --     (1)            --           --              (1)
   Deferred income taxes.....................             --     --             --            2               2
   Policyholders liabilities.................             --     --             (6)          --              (6)
                                              --------------  -----   ------------    ---------   -------------
BALANCE, DECEMBER 31, 2016................... $           19  $  (1)  $        (10)   $      (3)  $           5
                                              ==============  =====   ============    =========   =============

  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in income (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                   NET                                           AOCI GAIN (LOSS)
                                               UNREALIZED                            DEFERRED       RELATED TO
                                                  GAINS                               INCOME      NET UNREALIZED
                                               (LOSSES) ON           POLICYHOLDERS   TAX ASSET      INVESTMENT
                                               INVESTMENTS     DAC    LIABILITIES   (LIABILITY)   GAINS (LOSSES)
                                              -------------  ------  -------------  -----------  ----------------
                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2017..................... $         428  $  (70)  $       (188)  $      (60)  $           110
Net investment gains (losses) arising during
  the period.................................         1,085      --             --           --             1,085
Reclassification adjustment for OTTI losses:
Included in Net income (loss)................            13      --             --           --                13
Excluded from Net income (loss)/(1)/.........            --      --             --           --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --    (245)            --           --              (245)
   Deferred income taxes.....................            --      --             --         (240)             (240)
   Policyholders liabilities.................            --      --            (44)          --               (44)
                                              -------------  ------   ------------   ----------   ---------------
BALANCE, DECEMBER 31, 2017................... $       1,526  $ (315)  $       (232)  $     (300)  $           679
                                              =============  ======   ============   ==========   ===============

BALANCE, JANUARY 1, 2016..................... $         674  $  (93)  $       (221)  $     (126)  $           234
Net investment gains (losses) arising during
  the period.................................          (240)     --             --           --              (240)
Reclassification adjustment for OTTI losses:
   Included in Net income (loss).............            (6)     --             --           --                (6)
   Excluded from Net income (loss)/(1)/......            --      --             --           --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --      23             --           --                23
   Deferred income taxes.....................            --      --             --           66                66
   Policyholders liabilities.................            --      --             33           --                33
                                              -------------  ------   ------------   ----------   ---------------
BALANCE, DECEMBER 31, 2016................... $         428  $  (70)  $       (188)  $      (60)  $           110
                                              =============  ======   ============   ==========   ===============

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in income (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 620 issues at December 31, 2017 and the 794 issues at December 31, 2016 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                               LESS THAN 12 MONTHS   12 MONTHS OR LONGER          TOTAL
                                              --------------------- --------------------- ---------------------
                                                           GROSS                 GROSS                 GROSS
                                                         UNREALIZED            UNREALIZED            UNREALIZED
                                              FAIR VALUE   LOSSES   FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                              ---------- ---------- ---------- ---------- ---------- ----------
                                                                        (IN MILLIONS)
DECEMBER 31, 2017:
------------------
Fixed Maturity Securities:
  Public corporate...........................  $   1,384  $       9 $      548 $       16 $    1,932  $      25
  Private corporate..........................        718          8        615         23      1,333         31
  U.S. Treasury, government and agency.......      2,150          6      3,005        179      5,155        185
  States and political subdivisions..........         20         --         --         --         20         --
  Foreign governments........................         11         --         73          5         84          5
  Commercial mortgage- backed................         --         --         --         --         --         --
  Residential mortgage- backed...............         18         --         --         --         18         --
  Asset-backed...............................          7         --          2         --          9         --
  Redeemable preferred stock.................          7         --         12          1         19          1
                                               ---------  --------- ---------- ---------- ----------  ---------

Total........................................  $   4,315  $      23 $    4,255 $      224 $    8,570  $     247
                                               =========  ========= ========== ========== ==========  =========
December 31, 2016:
------------------
Fixed Maturity Securities:
  Public corporate...........................  $   2,455  $      75 $      113 $        6 $    2,568  $      81
  Private corporate..........................      1,483         38        277         17      1,760         55
  U.S. Treasury, government and agency.......      5,356        624         --         --      5,356        624
  States and political subdivisions..........         --         --         18          2         18          2
  Foreign governments........................         73          3         49         11        122         14
  Commercial mortgage- backed................         66          5        171         67        237         72
  Residential mortgage- backed...............         47         --          4         --         51         --
  Asset-backed...............................          4         --          8          1         12          1
  Redeemable preferred stock.................        218          9         12          1        230         10
                                               ---------  --------- ---------- ---------- ----------  ---------

Total........................................  $   9,702  $     754 $      652 $      105 $   10,354  $     859
                                               =========  ========= ========== ========== ==========  =========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of the Company, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.8% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2017 and 2016 were $182 million and $169 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2017 and 2016, respectively, approximately $1,309 million and $1,574 million, or 3.8% and 4.9%, of the $34,831 million and $32,123 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $5 million and $28 million at December 31, 2017 and 2016, respectively. At December 31, 2017 and 2016, respectively, the $224 million and $105 million of gross unrealized losses of twelve months or more were concentrated in U.S. Treasury, corporate and commercial mortgage-backed securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to income for OTTI for these securities was not warranted at either December 31, 2017 or 2016. As of December 31, 2017, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business.

   At December 31, 2017, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $3 million.

   At December 31, 2017 and 2016, respectively, the fair value of the Company's trading account securities was $12,628 million and $9,134 million. Also at December 31, 2017 and 2016, respectively, Trading account securities included the General Account's investment in Separate Accounts which had carrying values of $49 million and $63 million.

   MORTGAGE LOANS

   The payment terms of mortgage loans may from time to time be restructured or modified.

   Troubled Debt Restructuring

   The investment in troubled debt restructured mortgage loans, based on amortized cost, amounted to $0 million and $15 million at December 31, 2017 and 2016, respectively. Gross interest income on these loans included in net investment income (loss) totaled $0 million, $0 million and $1 million in 2017, 2016 and 2015, respectively.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2017, 2016 and 2015 are as follows:

                                              COMMERCIAL MORTGAGE LOANS
                                              -----------------------
                                              2017      2016      2015
                                              -----  ----------  -----
                                                   (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,................ $   8  $        6  $  37
   Charge-offs...............................    --          --    (32)
   Recoveries................................    --          (2)    (1)
   Provision.................................    --           4      2
                                              -----  ----------  -----
Ending Balance, December 31,................. $   8  $        8  $   6
                                              =====  ==========  =====
   Individually Evaluated for Impairment..... $   8  $        8  $   6
                                              =====  ==========  =====

   There were no allowances for credit losses for agricultural mortgage loans in 2017, 2016 and 2015.

   The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2017 and 2016, respectively. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2017

                                                       DEBT SERVICE COVERAGE RATIO/(1)/
                                              --------------------------------------------------
                                                                                          LESS    TOTAL
                                               GREATER  1.8X TO 1.5X TO 1.2X TO 1.0X TO   THAN   MORTGAGE
                                              THAN 2.0X  2.0X    1.8X    1.5X    1.2X     1.0X    LOANS
LOAN-TO-VALUE RATIO:/(2)/                     --------- ------- ------- ------- ------- -------- ---------
                                                                     (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/(1)/
0% - 50%.....................................  $    742  $   -- $   320 $    74  $   -- $     -- $   1,136
50% - 70%....................................     4,088     682   1,066     428     145       --     6,409
70% - 90%....................................       169     110     196     272      50       --       797
90% plus.....................................        --      --      27      --      --       --        27
                                               --------  ------ ------- -------  ------ -------- ---------

Total Commercial Mortgage Loans..............  $  4,999  $  792 $ 1,609 $   774  $  195 $     -- $   8,369
                                               ========  ====== ======= =======  ====== ======== =========
AGRICULTURAL MORTGAGE LOANS/(1)/
0% - 50%.....................................  $    272  $  149 $   275 $   515  $  316 $     30 $   1,557
50% - 70%....................................       111      46     227     359     221       49     1,013
70% - 90%....................................        --      --      --       4      --       --         4
90% plus.....................................        --      --      --      --      --       --        --
                                               --------  ------ ------- -------  ------ -------- ---------

Total Agricultural Mortgage Loans............  $    383  $  195 $   502 $   878  $  537 $     79 $   2,574
                                               ========  ====== ======= =======  ====== ======== =========
TOTAL MORTGAGE LOANS/(1)/
0% - 50%.....................................  $  1,014  $  149 $   595 $   589  $  316 $     30 $   2,693
50% - 70%....................................     4,199     728   1,293     787     366       49     7,422
70% - 90%....................................       169     110     196     276      50       --       801
90% plus.....................................        --      --      27      --      --       --        27
                                               --------  ------ ------- -------  ------ -------- ---------

Total Mortgage Loans.........................  $  5,382  $  987 $ 2,111 $ 1,652  $  732 $     79 $  10,943
                                               ========  ====== ======= =======  ====== ======== =========

  /(1)/The debt service coverage ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
   /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
                               December 31, 2016

                                                      Debt Service Coverage Ratio/(1)/
                                              ------------------------------------------------
                                                                                         Less   Total
                                               Greater  1.8x to 1.5x to 1.2x to  1.0x to than  Mortgage
                                              than 2.0x  2.0x    1.8x    1.5x     1.2x   1.0x   Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- ------- -------- ------- ----- --------
                                                                    (in millions)
Commercial Mortgage Loans/(1)/
0% - 50%.....................................  $    738  $   95  $   59 $     56  $   -- $  -- $    948
50% - 70%....................................     3,217     430     673    1,100      76    --    5,496
70% - 90%....................................       282      65     229      127      28    46      777
90% plus.....................................        --      --      28       15      --    --       43
                                               --------  ------  ------ --------  ------ ----- --------

Total Commercial Mortgage Loans..............  $  4,237  $  590  $  989 $  1,298  $  104 $  46 $  7,264
                                               ========  ======  ====== ========  ====== ===== ========

                                                       Debt Service Coverage Ratio/(1)/
                                              --------------------------------------------------
                                                                                           Less   Total
                                               Greater  1.8x to 1.5x to  1.2x to  1.0x to  than  Mortgage
                                              than 2.0x  2.0x    1.8x     1.5x     1.2x    1.0x   Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- -------- -------- ------- ------ --------
                                                                     (in millions)
Agricultural Mortgage Loans/(1)/
0% - 50%.....................................  $    254  $  138 $    296 $    468  $  286 $   49 $  1,491
50% - 70%....................................       141      57      209      333     219     45    1,004
70% - 90%....................................        --      --        2        4      --     --        6
90% plus.....................................        --      --       --       --      --     --       --
                                               --------  ------ -------- --------  ------ ------ --------

Total Agricultural Mortgage Loans............  $    395  $  195 $    507 $    805  $  505 $   94 $  2,501
                                               ========  ====== ======== ========  ====== ====== ========

Total Mortgage Loans/(1)/
0% - 50%.....................................  $    992  $  233 $    355 $    524  $  286 $   49 $  2,439
50% - 70%....................................     3,358     487      882    1,433     295     45    6,500
70% - 90%....................................       282      65      231      131      28     46      783
90% plus.....................................        --      --       28       15      --     --       43
                                               --------  ------ -------- --------  ------ ------ --------

Total Mortgage Loans.........................  $  4,632  $  785 $  1,496 $  2,103  $  609 $  140 $  9,765
                                               ========  ====== ======== ========  ====== ====== ========

  /(1)/The debt service coverage ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2017 and 2016, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOAN

                                                                                                    RECORDED
                                                                                                   INVESTMENT
                                                                                  TOTAL     90 DAYS OR (GREATER THAN)
                               30-59 60-89      90 DAYS                         FINANCING              AND
                               DAYS  DAYS  OR (GREATER THAN) TOTAL   CURRENT   RECEIVABLES          ACCRUING
                               ----- ----- ----------------- ------ --------- ------------- -------------------------
                                                                   (IN MILLIONS)
DECEMBER 31, 2017:
------------------

  Commercial.................. $  27 $  --             $  -- $   27 $   8,342 $       8,369               $        --
  Agricultural................    49     3                22     74     2,500         2,574                        22
                               ----- -----             ----- ------ --------- -------------               -----------
TOTAL MORTGAGE LOANS.......... $  76 $   3             $  22 $  101 $  10,842 $      10,943               $        22
                               ===== =====             ===== ====== ========= =============               ===========

December 31, 2016:
------------------

  Commercial.................. $  -- $  --             $  -- $   -- $   7,264 $       7,264               $        --
  Agricultural................     9     2                 6     17     2,484         2,501                         6
                               ----- -----             ----- ------ --------- -------------               -----------
Total Mortgage Loans.......... $   9 $   2             $   6 $   17 $   9,748 $       9,765               $         6
                               ===== =====             ===== ====== ========= =============               ===========

   The following table provides information relating to impaired mortgage loans at December 31, 2017 and 2016, respectively.

                            IMPAIRED MORTGAGE LOANS

                                                          UNPAID                   AVERAGE        INTEREST
                                               RECORDED  PRINCIPAL    RELATED      RECORDED        INCOME
                                              INVESTMENT  BALANCE    ALLOWANCE  INVESTMENT/(1)/  RECOGNIZED
                                              ---------- ---------- ----------  --------------  ------------
                                                                      (IN MILLIONS)
DECEMBER 31, 2017:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       -- $       -- $       --      $       --  $         --
  Agricultural mortgage loans................         --         --         --              --            --
                                              ---------- ---------- ----------      ----------  ------------
TOTAL........................................ $       -- $       -- $       --      $       --  $         --
                                              ========== ========== ==========      ==========  ============
With related allowance recorded:
  Commercial mortgage loans -- other......... $       27 $       27 $       (8)     $       27  $          2
  Agricultural mortgage loans................         --         --         --              --            --
                                              ---------- ---------- ----------      ----------  ------------
TOTAL........................................ $       27 $       27 $       (8)     $       27  $          2
                                              ========== ========== ==========      ==========  ============

December 31, 2016:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       15 $       15 $       --      $       22  $         --
  Agricultural mortgage loans................         --         --         --              --            --
                                              ---------- ---------- ----------      ----------  ------------
Total........................................ $       15 $       15 $       --      $       22  $         --
                                              ========== ========== ==========      ==========  ============
With related allowance recorded:
  Commercial mortgage loans -- other......... $       27 $       27 $       (8)     $       48  $          2
  Agricultural mortgage loans................         --         --         --              --            --
                                              ---------- ---------- ----------      ----------  ------------
Total........................................ $       27 $       27 $       (8)     $       48  $          2
                                              ========== ========== ==========      ==========  ============

  /(1)/Represents a five-quarter average of recorded amortized cost.

   EQUITY METHOD INVESTMENTS

   Included in other equity investments are limited partnership interests accounted for under the equity method with a total carrying value of $1,106 million and $1,123 million, respectively, at December 31, 2017 and 2016. The Company's total equity in net income (loss) for these limited partnership interests was $156 million, $50 million and $67 million, respectively, for 2017, 2016 and 2015.

   DERIVATIVES AND OFFSETTING ASSETS AND LIABILITIES

   The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a "Derivative Use Plan" approved by applicable states' insurance law. Derivatives are generally not accounted for using hedge accounting, with the exception of Treasury Inflation-Protected Securities ("TIPS"), which is discussed further below. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, bond and bond-index total return swaps, swaptions, variance swaps and equity options, credit and foreign exchange derivatives, as well as bond and repo transactions to support the hedging. The derivative contracts are collectively managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in capital markets.

   Derivatives utilized to hedge exposure to Variable Annuities with Guarantee Features

   The Company has issued and continues to offer variable annuity products with GMxB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB, in the event of annuitization, being higher than what accumulated policyholders' account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with products that have a GMxB derivative features liability is that under-performance of the financial markets could result in the GMxB derivative features' benefits being higher than what accumulated policyholders' account balances would support.

   For GMxB features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected actuarial assumptions for mortality, lapse and surrender, withdrawal and policyholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMxB features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   The Company implemented an overlay hedge program to ensure a target asset level for all variable annuities at a CTE98 level under most scenarios, and at a CTE95 level in extreme scenarios.

   Derivatives utilized to hedge crediting rate exposure on SCS, SIO, MSO and IUL products/investment options

   The Company hedges crediting rates in the Structured Capital Strategies ("SCS") variable annuity, Structured Investment Option in the EQUI-VEST variable annuity series ("SIO"), Market Stabilizer Option ("MSO") in the variable life insurance products and Indexed Universal Life ("IUL") insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

   In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers without any basis risk due to market exposures, thereby substantially reducing any exposure to market-related earnings volatility.

   Derivatives utilized for General Account Investment Portfolio

   The Company maintains a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible for investment under its investment guidelines through the sale of credit default swaps ("CDSs"). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity's bonds of similar maturity. These credit derivatives generally have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss). The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company generally transacts the sale of CDSs in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty's option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar or euro-equivalent of the derivative notional amount. The Standard North American CDS Contract ("SNAC") or Standard European Corporate Contract ("STEC") under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

   The Company purchased 30-year TIPS and other sovereign bonds, both inflation linked and non-inflation linked, as General Account investments and enters into asset or cross-currency basis swaps, to result in payment of the given bond's coupons and principal at maturity in the bond's specified currency to the swap counterparty in return for fixed dollar amounts. These swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond. At
   December 31, 2017 and 2016, respectively, the Company's unrealized gains (losses) related to this program were $86 million and $(97) million and reported in AOCI.

   The Company implemented a strategy to hedge a portion of the credit exposure in its General Account investment portfolio by buying protection through a swap. These are swaps on the "super senior tranche" of the investment grade CDX index. Under the terms of these swaps, the Company pays quarterly fixed premiums that, together with any initial amount paid or received at trade inception, serve as premiums paid to hedge the risk arising from multiple defaults of bonds referenced in the CDX index. These credit derivatives have terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net derivative gains (losses).

   In 2016, the Company implemented a program to mitigate its duration gap using total return swaps for which the reference U.S. Treasury securities are sold to the swap counterparty under arrangements economically similar to repurchase agreements. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. Under this program, the Company derecognized approximately $3,905 million of U.S. Treasury securities for which the Company received proceeds of approximately $3,905 million at inception of the total return swap contract. Under the terms of these swaps, the Company retains ongoing exposure to the total returns of the underlying U.S. Treasury securities in exchange for a financing cost. At December 31, 2017, the aggregate fair value of U.S. Treasury securities derecognized under this program was approximately
   $3,796 million. Reported in Other invested assets in the Company's balance sheet at December 31, 2017 is approximately $(23) million, representing the fair value of the total return swap contracts.

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments:

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2017

                                                             FAIR VALUE
                                                       -----------------------
                                                                               GAINS (LOSSES)
                                              NOTIONAL    ASSET     LIABILITY   REPORTED IN
                                               AMOUNT  DERIVATIVES DERIVATIVES INCOME (LOSS)
                                              -------- ----------- ----------- --------------
                                                               (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
  Futures.................................... $  3,113  $        1 $         3 $         (670)
  Swaps......................................    4,655           3         126           (848)
  Options....................................   20,630       3,334       1,426          1,203
Interest rate contracts:/(1)/
  Floors.....................................       --          --          --             --
  Swaps......................................   19,032         320         191            655
  Futures....................................   11,032          --          --            125
  Swaptions..................................       --          --          --             --
Credit contracts:/(1)/
  Credit default swaps.......................    2,131          35           3             19
Other freestanding contracts:/(1)/
  Foreign currency contracts.................    1,423          19          10            (39)
  Margin.....................................       --          24          --             --
  Collateral.................................       --           4       1,855             --

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts/(4)/..............       --      10,488          --             69
GMxB derivative features' liability/(2,4)/...       --          --       4,164          1,494
SCS, SIO, MSO and IUL indexed features/(3,4)/       --          --       1,698         (1,118)
                                              --------  ---------- ----------- --------------
Balances, December 31, 2017.................. $ 62,016  $   14,228 $     9,476 $          890
                                              ========  ========== =========== ==============

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(4)/Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2016

                                                              Fair Value
                                                        -----------------------
                                                                                Gains (Losses)
                                              Notional     Asset     Liability   Reported In
                                               Amount   Derivatives Derivatives Income (Loss)
                                              --------- ----------- ----------- --------------
                                                                (in millions)
Freestanding derivatives:
Equity contracts:/(1)/
  Futures.................................... $   5,086  $        1  $        1  $        (826)
  Swaps......................................     3,529          13          67           (290)
  Options....................................    11,465       2,114       1,154            727
Interest rate contracts:/(1)/
  Floors.....................................     1,500          11          --              4
  Swaps......................................    18,933         246       1,163           (224)
  Futures....................................     6,926          --          --             --
  Swaptions..................................        --          --          --             87
Credit contracts:/(1)/
  Credit default swaps.......................     2,757          20          15             15
Other freestanding contracts:/(1)/
  Foreign currency contracts.................       730          52           6             45
  Margin.....................................        --         113           6             --
  Collateral.................................        --         713         748             --
Embedded derivatives:
GMIB reinsurance contracts/(4)/..............        --      10,314          --           (261)
GMxB derivative features' liability/(2,4)/...        --          --       5,319            140
SCS, SIO, MSO and IUL indexed features/(3,4)/        --          --         887           (628)
                                              ---------  ----------  ----------  -------------
Balances, December 31, 2016.................. $  50,926  $   13,597  $    9,366  $      (1,211)
                                              =========  ==========  ==========  =============

   /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.
   /(4)/Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

   For 2017, 2016 and 2015, respectively, Net derivative gain (losses) from derivatives included $(1,156) million, $(4) million and $474 million of realized gains (losses) on contracts closed during those periods and $1,601 million, $(458) million and $(555) million of unrealized gains (losses) on derivative positions at each respective year end.

   EQUITY-BASED AND TREASURY FUTURES CONTRACTS MARGIN

   All outstanding equity-based and treasury futures contracts at December 31, 2017 are exchange-traded and net settled daily in cash. At December 31, 2017, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000 and Emerging Market indices, having initial margin requirements of $97 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $10 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200 and European, Australasia, and Far East ("EAFE") indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $13 million.

   CREDIT RISK

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. A derivative with positive fair value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed at the reporting date. Alternatively, a derivative contract with negative fair value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed at the reporting date. To reduce credit exposures in Over-the-Counter ("OTC") derivative transactions the Company generally enters into master agreements that provide for a netting of financial exposures with the counterparty and allow for collateral arrangements as further described below under "ISDA Master Agreements." The Company further controls and minimizes its counterparty exposure through a credit appraisal and approval process.

   ISDA MASTER AGREEMENTS

   NETTING PROVISIONS. The standardized ISDA Master Agreement under which the Company conducts its OTC derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, the Company will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. In the event of default, insolvency, or other similar event pre-defined under the ISDA Master Agreement that would result in termination of OTC derivatives transactions before their maturity, netting procedures would be applied to calculate a single net payable or receivable with the counterparty.

   COLLATERAL ARRANGEMENTS. The Company generally has executed a CSA under the ISDA Master Agreement, it maintains with each of its OTC derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. These CSAs are bilateral agreements that require collateral postings by the party "out-of-the-money" or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. Consequently, the credit exposure of the Company's OTC derivative contracts is limited to the net positive estimated fair value of those contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to CSAs. Derivatives are recognized at fair value in the consolidated balance sheets and are reported either as assets in Other invested assets or as liabilities in Other liabilities, except for embedded insurance-related derivatives as described above and derivatives transacted with a related counterparty. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed.

   At December 31, 2017 and 2016, respectively, the Company held $1,855 million and $755 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents. The aggregate fair value of all collateralized derivative transactions that were in a liability position with trade counterparties as of December 31, 2017 and 2016, respectively, were $2 million and $700 million, for which the Company posted collateral of $3 million and $820 million at December 31, 2017 and 2016, respectively, in the normal operation of its collateral arrangements. Certain of the Company's ISDA Master Agreements contain contingent provisions that permit the counterparty to terminate the ISDA Master Agreement if the Company's credit rating falls below a specified threshold, however, the occurrence of such credit event would not impose additional collateral requirements.

   MARGIN

   Effective January 3, 2017, the CME amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments impacted the accounting treatment of the Company's centrally cleared derivatives for which the CME serves as the central clearing party. As of the effective date, the application of the amended rulebook reduced gross derivative assets by $18 million.

   Securities Repurchase and Reverse Repurchase Transactions

   Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the specificities of each respective counterparty. These agreements generally provide detail as to the nature of the transaction, including provisions for payment netting, establish parameters concerning the ownership and custody of the collateral securities, including the right to substitute collateral during the term of the agreement, and provide for remedies in the event of default by either party. Amounts due to/from the same counterparty under these arrangements generally would be netted in the event of default and subject to rights of set-off in bankruptcy. The Company's securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements, respectively and are reported in the consolidated balance sheets on a gross basis. The Company obtains or posts collateral generally in the form of cash and U.S. Treasury, corporate and government agency securities. The fair value of the securities to be repurchased or resold are monitored on a daily basis with additional collateral posted or obtained as necessary. Securities to be repurchased or resold are the same, or substantially the same, as those initially transacted under the arrangement. At December 31, 2017 and 2016, the balance outstanding under securities repurchase transactions was $1,887 million and $1,996 million, respectively. The Company utilized these repurchase and reverse repurchase agreements for asset liability and cash management purposes. For other instruments used for asset liability management purposes, see "Policyholders' Account Balances and Future Policy Benefits" included in Note 2.

   The following table presents information about the Company's offsetting of financial assets and liabilities and derivative instruments at December 31, 2017.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2017

                                                             GROSS
                                                GROSS       AMOUNTS       NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE  PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS  BALANCE SHEETS
                                              ---------- -------------- ----------------
                                                             (IN MILLIONS)
ASSETS/(1)/
Derivatives:
Equity contracts............................. $    3,339 $        1,555 $          1,784
Interest rate contracts......................        320            191              129
Credit contracts.............................         35              3               32
Currency.....................................         19             10                9
Collateral...................................          3          1,855           (1,852)
Margin.......................................         24             --               24
                                              ---------- -------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,740          3,614              126
                                              ---------- -------------- ----------------
  Total Derivatives..........................      3,740          3,614              126
Other financial instruments..................      2,995             --            2,995
                                              ---------- -------------- ----------------
  Other invested assets...................... $    6,735 $        3,614 $          3,121
                                              ========== ============== ================
  Total Derivatives, not subject to an ISDA
   Master Agreement.......................... $       -- $           -- $             --
Securities purchased under agreement to
  resell..................................... $       --             -- $             --
                                              ========== ============== ================

                                                             GROSS
                                                GROSS       AMOUNTS       NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE  PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS  BALANCE SHEETS
                                              ---------- -------------- ----------------
                                                             (IN MILLIONS)
LIABILITIES/(2)/
Derivatives:
Equity contracts............................. $    1,555 $        1,555 $             --
Interest rate contracts......................        191            191               --
Credit contracts.............................          3              3               --
Currency.....................................         10             10               --
Margin.......................................         --             --               --
Collateral...................................      1,855          1,855               --
                                              ---------- -------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,614          3,614               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --             --               --
                                              ---------- -------------- ----------------
  Total Derivatives..........................      3,614          3,614               --
Other non-financial liabilities..............      2,663             --            2,663
                                              ---------- -------------- ----------------
  Other liabilities.......................... $    6,277 $        3,614 $          2,663
                                              ========== ============== ================
Securities sold under agreement to
  repurchase/(3)/............................ $    1,882 $           -- $          1,882
                                              ========== ============== ================

  /(1)/Excludes Investment Management and Research segment's derivative assets of consolidated VIEs/VOEs.
  /(2)/Excludes Investment Management and Research segment's derivative liabilities of consolidated VIEs/VOEs.
  /(3)/Excludes expense of $5 million in securities sold under agreement to repurchase.

   The following table presents information about the Company's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2017:

         COLLATERAL AMOUNTS OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2017

                                                               COLLATERAL (RECEIVED)/HELD
                                                               --------------------------
                                               FAIR VALUE OF     FINANCIAL                     NET
                                                  ASSETS        INSTRUMENTS       CASH       AMOUNTS
                                              ---------------- -------------  -----------  ----------
                                                                   (IN MILLIONS)
ASSETS/(1)/
  Total Derivatives.......................... $          1,954 $          --  $    (1,828) $      126
Other financial instruments..................            2,995            --           --       2,995
                                              ---------------- -------------  -----------  ----------
  OTHER INVESTED ASSETS...................... $          4,949 $          --  $    (1,828) $    3,121
                                              ================ =============  ===========  ==========
Liabilities:/(2)/
Other Derivatives............................ $             -- $          --  $        --  $       --
Other financial liabilities..................            2,663            --           --       2,663
                                              ---------------- -------------  -----------  ----------
OTHER LIABILITIES............................            2,663            --           --       2,663
                                              ================ =============  ===========  ==========
SECURITIES SOLD UNDER AGREEMENT TO
  REPURCHASE/(3)/............................ $          1,882 $      (1,988) $       (21) $     (127)
                                              ---------------- -------------  -----------  ----------

  /(1)/Excludes Investment Management and Research segment's derivative assets of consolidated VIEs/VOEs.
  /(2)/Excludes Investment Management and Research segment's derivative liabilities of consolidated VIEs/VOEs.
  /(3)/Excludes expense of $5 million in securities sold under agreement to repurchase.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2017:

           REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS

                                                                   AT DECEMBER 31, 2017
                                              --------------------------------------------------------------
                                                     REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                              --------------------------------------------------------------
                                              OVERNIGHT AND  UP TO 30       30-90     GREATER THAN
                                               CONTINUOUS      DAYS         DAYS        90 DAYS      TOTAL
                                              ------------- ----------- ------------- ------------- --------
                                                                      (IN MILLIONS)
SECURITIES SOLD UNDER AGREEMENT
  TO REPURCHASE/(1)/
  U.S. Treasury and agency securities........ $          -- $     1,882 $          -- $          -- $  1,882
                                              ------------- ----------- ------------- ------------- --------
Total........................................ $          -- $     1,882 $          -- $          -- $  1,882
                                              ============= =========== ============= ============= ========

  /(1)/Excludes expense of $5 million in securities sold under agreement to repurchase.

   The following table presents information about the Company's offsetting of financial assets and liabilities and derivative instruments at December 31, 2016:

   Offsetting of Financial Assets and Liabilities and Derivative Instruments
                             At December 31, 2016

                                                              Gross
                                                Gross        Amounts        Net Amounts
                                               Amounts    Offset in the   Presented in the
                                              Recognized  Balance Sheets   Balance Sheets
                                              ---------- ---------------- ----------------
                                                              (in millions)
ASSETS/(1)/
Derivatives:
Equity contracts............................. $    2,128 $          1,221 $            907
Interest rate contracts......................        246            1,163             (917)
Credit contracts.............................         20               15                5
Currency.....................................         52                6               46
Margin.......................................        113                6              107
Collateral...................................        713              748              (35)
                                              ---------- ---------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,272            3,159              113
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         11               --               11
                                              ---------- ---------------- ----------------
  Total Derivatives..........................      3,283            3,159              124
Other financial instruments..................      2,102               --            2,102
                                              ---------- ---------------- ----------------
  Other invested assets...................... $    5,385 $          3,159 $          2,226
                                              ========== ================ ================
Securities purchased under agreement to
  resell..................................... $       -- $             -- $             --
                                              ========== ================ ================

                                                              Gross
                                                Gross        Amounts        Net Amounts
                                               Amounts    Offset in the   Presented in the
                                              Recognized  Balance Sheets   Balance Sheets
                                              ---------- ---------------- ----------------
                                                              (in millions)
LIABILITIES/(2)/
Description
Derivatives:
Equity contracts............................. $    1,221 $          1,221 $             --
Interest rate contracts......................      1,163            1,163               --
Credit contracts.............................         15               15               --
Currency.....................................          6                6               --
Margin.......................................          6                6               --
Collateral...................................        748              748               --
                                              ---------- ---------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,159            3,159               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --               --               --
                                              ---------- ---------------- ----------------
  Total Derivatives..........................      3,159            3,159               --
Other non-financial liabilities..............      2,108               --            2,108
                                              ---------- ---------------- ----------------
  Other liabilities.......................... $    5,267 $          3,159 $          2,108
                                              ========== ================ ================
Securities sold under agreement to
  repurchase/(3)/............................ $    1,992 $             -- $          1,992
                                              ========== ================ ================

   /(1)/Excludes Investment Management and Research segment's derivative assets of consolidated VIEs/VOEs.
  /(2)/Excludes Investment Management and Research segment's derivative liabilities of consolidated VIEs/VOEs.
  /(3)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2016:

    Gross Collateral Amounts Not Offset in the Consolidated Balance Sheets
                             At December 31, 2016

                                                              Collateral (Received)/Held
                                                              --------------------------
                                               Fair Value of     Financial                    Net
                                                  Assets        Instruments      Cash       Amounts
                                              --------------- --------------  ----------  ------------
                                                                   (in millions)
ASSETS/(1)/
  Total Derivatives.......................... $            54 $           --  $       70  $        124
Other financial instruments..................           2,102             --          --         2,102
                                              --------------- --------------  ----------  ------------
  Other invested assets...................... $         2,156 $           --  $       70  $      2,226
                                              =============== ==============  ==========  ============
LIABILITIES/(2)/
                                              --------------- --------------  ----------  ------------
Securities sold under agreement to
  repurchase/(3)/............................ $         1,992 $       (1,986) $       (2) $          4
                                              =============== ==============  ==========  ============

  /(1)/Excludes Investment Management and Research segment's derivative assets of consolidated VIEs/VOEs.
  /(2)/Excludes Investment Management and Research segment's derivative liabilities of consolidated VIEs/VOEs.
  /(3)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2016.

         Repurchase Agreement Accounted for as Secured Borrowings/(1)/

                                                                 At December 31, 2016
                                              ----------------------------------------------------------
                                                   Remaining Contractual Maturity of the Agreements
                                              ----------------------------------------------------------
                                              Overnight and  Up to 30     30-90    Greater Than
                                               Continuous      days       days       90 days     Total
                                              ------------- ---------- ----------- ------------ --------
                                                                    (in millions)
Securities sold under agreement to repurchase
  U.S. Treasury and agency securities........   $        -- $    1,992 $        --  $        -- $  1,992
                                                ----------- ---------- -----------  ----------- --------
Total........................................   $        -- $    1,992 $        --  $        -- $  1,992
                                                =========== ========== ===========  =========== ========

  /(1)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   NET INVESTMENT INCOME (LOSS)

   The following table breaks out Net investment income (loss) by asset category:

                                              TWELVE MONTHS ENDED DECEMBER 31
                                              -------------------------------
                                                 2017       2016       2015
                                              ---------  ---------  ---------
                                                       (IN MILLIONS)

Fixed maturities............................. $   1,365  $   1,418  $   1,420
Mortgage loans on real estate................       453        461        338
Real estate held for the production of income         2         --         --
Repurchase agreement.........................        --          1          1
Other equity investments.....................       188        170         84
Policy loans.................................       205        210        213
Trading securities...........................       381         80         17
Other investment income......................        54         44         40
                                              ---------  ---------  ---------
  Gross investment income (loss).............     2,648      2,384      2,113
Investment expenses..........................       (65)       (66)       (56)
                                              ---------  ---------  ---------
Net Investment Income (Loss)................. $   2,583  $   2,318  $   2,057
                                              =========  =========  =========

   Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the consolidated statements of income (loss). The table below shows a breakdown of Net investment income from trading account securities during the years ended 2017, 2016 and 2015:

             NET INVESTMENT INCOME (LOSS) FROM TRADING SECURITIES

                                                 TWELVE MONTHS ENDED DECEMBER 31,
                                              --------------------------------------
                                                  2017          2016         2015
                                              ------------  -----------  -----------
                                                           (IN MILLIONS)

Net investment gains (losses) recognized
  during the period on securities held at
  the end of the period...................... $        171  $       (19) $       (63)
Net investment gains (losses) recognized on
  securities sold during the period..........           (5)         (22)          20
                                              ------------  -----------  -----------
Unrealized and realized gains (losses) on
  trading securities.........................          166          (41)         (43)
Interest and dividend income from trading
  securities.................................          215          121           60
                                              ------------  -----------  -----------
Net investment income (loss) from trading
  securities................................. $        381  $        80  $        17
                                              ------------  -----------  -----------

   INVESTMENT GAINS (LOSSES), NET

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                                  TWELVE MONTHS ENDED DECEMBER 31,
                                              ----------------------------------------
                                                   2017          2016         2015
                                              -------------  -----------  ------------
                                                            (IN MILLIONS)

Fixed maturities............................. $        (130) $        (3) $        (17)
Mortgage loans on real estate................             2           (2)           (1)
Other equity investments.....................             3           (2)           (5)
Other........................................            --           23             3
                                              -------------  -----------  ------------
Investment Gains (Losses), Net............... $        (125) $        16  $        (20)
                                              =============  ===========  ============

   For 2017, 2016 and 2015, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $3 million, $4 million and $4 million.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   Goodwill represents the excess of purchase price over the estimated fair value of identifiable net assets acquired in a business combination. The Company tests goodwill for recoverability each annual reporting period at December 31 and at interim periods if facts or circumstances are indicative of potential impairment. Effective January 1, 2017, the Company early adopted new goodwill guidance that eliminates Step 2 from the impairment model and continues to limit the measure of goodwill impairment to the carrying amount of the reporting unit's goodwill. There was no resulting impact on the carrying amount of the Company's goodwill from adoption of this new guidance.

   The carrying value of the Company's goodwill was $3,584 million and $3,584 million at December 31, 2017 and 2016, respectively, resulting from its investment in AB as well as direct strategic acquisitions of AB, including its purchase of Sanford C. Bernstein, Inc. For purpose of testing this goodwill for impairment, the Company applied a discounted cash flow valuation technique to measure the fair value of the reporting unit, sourcing the underlying cash flows and assumptions from AB's current business plan projections and adjusting the result to reflect the noncontrolling interest in AB as well as incremental taxes at the Company level as related to the form and structure of its investment in AB. At December 31, 2017 and 2016, the Company's annual testing resulted in no impairment of this goodwill as the fair value of the reporting unit exceeded its carrying amount at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill during the periods then ended.

   In the fourth quarter of 2017 and as further described in Note 18, BUSINESS SEGMENT INFORMATION, the Company recast its operating segments to align with the reorganization of its reporting structure, resulting in multiple operating segments for its previously defined Financial Advisory/Insurance segment and to which no goodwill was ascribed. Accordingly, all of the Company's goodwill was reassigned to the Company's Investment Management and Research segment, also deemed a reporting unit for purpose of assessing goodwill recoverability.

   The gross carrying amount of AB related intangible assets was $623 million and $625 million at December 31, 2017 and 2016, respectively and the accumulated amortization of these intangible assets was $498 million and $468 million at December 31, 2017 and 2016, respectively. Amortization expense related to the AB intangible assets totaled $31 million, $29 million and $28 million for 2017, 2016 and 2015, respectively. Estimated annual amortization expense for each of the next two years is approximately
   $30 million, then approximately $23 million in year three and $7 million in years four and five.

   At December 31, 2017 and 2016, respectively, net deferred sales commissions from AB totaled $30 million and $64 million and are included within other assets. Based on the December 31, 2017 net asset balance, the estimated amortization expense of deferred sales commissions for each of the next five years is $21 million, $6 million, $3 million, $0 million and $0 million. The Company tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions and expectations made with respect to future market levels and redemption rates. As of December 31, 2017 and 2016, the Company determined the deferred sales commission asset was not impaired.

   On September 23, 2016, AB acquired a 100% ownership interest in Ramius Alternative Solutions LLC ("RASL"), a global alternative investment management business that, as of the acquisition date, had approximately $2.5 billion in AUM. RASL offers a range of customized alternative investment and advisory solutions to a global institutional client base. On the acquisition date, AB made a cash payment of $21 million and recorded a contingent consideration payable of $12 million based on projected fee revenues over a five-year measurement period. Goodwill in the amount of $22 million and finite-lived intangible assets of $10 million related to investment management contracts also were recognized at the date of acquisition.

   On June 20, 2014, AB acquired an 82% ownership interest in CPH Capital Fondsmaeglerselskab A/S ("CPH"), a Danish asset management firm that managed approximately $3,000 million in global core equity assets for institutional investors, for a cash payment of $64 million and a contingent consideration payable of $9 million based on projected assets under management levels over a three-year measurement period. Also recognized on the date of acquisition were $58 million of goodwill, $24 million of finite-lived intangible assets related to separately-managed account relationships and $4 million of indefinite-lived intangible assets related to an acquired fund's investment contract. Redeemable noncontrolling interest of $17 million was recorded as related to the fair value of CPH purchased by AB. During 2016 and 2015, AB purchased additional shares of CPH, bringing its ownership interest to 90.0% as of December 31, 2016.

   The acquisitions described above did not have a significant impact on the Company's consolidated revenues or net income. As a result, supplemental pro forma information has not been provided. Additional information regarding the contingent payment obligations associated with these and other acquisitions made by AB is included in Note 7, FAIR VALUE DISCLOSURES.

   Capitalized Software

   Capitalized software, net of accumulated amortization, amounted to $162 million and $170 million at December 31, 2017 and 2016, respectively, and is recorded in other assets. Amortization of capitalized software in 2017, 2016 and 2015 was $47 million, $52 million and $55 million, respectively, recorded in other operating costs and expenses in the Consolidated Statements of Income (loss).

5) CLOSED BLOCK

   Summarized financial information for the Company's Closed Block is as follows:

                                                DECEMBER 31,
                                              -----------------
                                                2017     2016
                                              -------- --------
                                                (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders'
  account balances and other................. $  6,945 $  7,179
Policyholder dividend obligation.............       32       52
Other liabilities............................      271       43
                                              -------- --------
Total Closed Block liabilities...............    7,248    7,274
                                              -------- --------
ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at
  fair value (amortized cost of $3,923 and
  $3,884)....................................    4,070    4,025
Mortgage loans on real estate................    1,720    1,623
Policy loans.................................      781      839

                                                DECEMBER 31,
                                              -----------------
                                                2017     2016
                                              -------- --------
                                                (IN MILLIONS)
Cash and other invested assets............... $    351 $    444
Other assets.................................      219      213
                                              -------- --------
Total assets designated to the Closed Block..    7,141    7,144
                                              -------- --------
Excess of Closed Block liabilities over
  assets designated to the Closed Block......      107      130
Amounts included in accumulated other
  comprehensive income (loss):
  Net unrealized investment gains (losses),
   net of policyholder dividend obligation
   of $32 and $52............................      138      100
                                              -------- --------
Maximum Future Income To Be Recognized From
  Closed Block Assets and Liabilities........ $    245 $    230
                                              ======== ========

   The Company's Closed Block revenues and expenses follow:

                                               2017    2016    2015
                                              ------  ------  ------
                                                   (IN MILLIONS)
REVENUES:
Premiums and other income.................... $  224  $  212  $  236
Investment income (loss).....................    314     349     368
Net investment gains (losses)................    (20)     (1)      2
                                              ------  ------  ------
Total revenues...............................    518     560     606
                                              ------  ------  ------
BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends........    537     522     550
Other operating costs and expenses...........      2       4       4
                                              ------  ------  ------
Total benefits and other deductions..........    539     526     554
                                              ------  ------  ------
Net revenues, before income taxes............    (21)     34      52
Income tax (expense) benefit.................      6     (12)    (18)
                                              ------  ------  ------
Net Revenues (Losses)........................ $  (15) $   22  $   34
                                              ======  ======  ======

   A reconciliation of the Company's policyholder dividend obligation follows:

                                                 DECEMBER 31,
                                              ------------------
                                                2017      2016
                                              --------  --------
                                                 (IN MILLIONS)
Balances, beginning of year.................. $     52  $     81
Unrealized investment gains (losses).........      (20)      (29)
                                              --------  --------
Balances, End of year........................ $     32  $     52
                                              ========  ========

6) DAC AND POLICYHOLDER BONUS INTEREST CREDITS

   Changes in the deferred asset for policyholder bonus interest credits are as follows:

                                                     DECEMBER 31,
                                                ---------------------
                                                  2017       2016
                                                --------  -----------
                                                          AS RESTATED
                                                          -----------
                                                    (IN MILLIONS)
Balance, beginning of year..................... $    504     $    534
Policyholder bonus interest credits deferred...        6           13
Amortization charged to income.................      (37)         (43)
                                                --------     --------
Balance, End of Year........................... $    473     $    504
                                                ========     ========

   Changes in deferred acquisition costs at December 31, 2017 and 2016 were as follows:

                                                   DECEMBER 31,
                                              ---------------------
                                                2017       2016
                                              --------  -----------
                                                        AS RESTATED
                                                        -----------
                                                  (IN MILLIONS)
Balance, beginning of year................... $  5,058     $  5,088
Capitalization of commissions, sales and
  issue expenses.............................      578          594
Amortization.................................     (846)        (646)
Change in unrealized investment gains
  (losses)...................................     (243)          22
                                              --------     --------
Balance, End of Year......................... $  4,547     $  5,058
                                              ========     ========

7) FAIR VALUE DISCLOSURES

   Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2017 and 2016, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an OTTI or other event occurs. When such fair value measurements are recorded, they are classified and disclosed within the fair value hierarchy. The Company recognizes transfers between valuation levels at the beginning of the reporting period.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2017

                                                 LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
                                               ----------  --------- --------- ----------
                                                              (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Public Corporate........................... $       --  $  14,298 $      47 $   14,345
   Private Corporate..........................         --      6,045     1,092      7,137
   U.S. Treasury, government and agency.......         --     13,135        --     13,135
   States and political subdivisions..........         --        441        40        481
   Foreign governments........................         --        409        --        409
   Commercial mortgage-backed.................         --         --        --         --
   Residential mortgage-backed/(1)/...........         --        251        --        251
   Asset-backed/(2)/..........................         --         88         8         96
   Redeemable preferred stock.................        180        324        --        504
                                               ----------  --------- --------- ----------
     Subtotal.................................        180     34,991     1,187     36,358
                                               ----------  --------- --------- ----------
  Other equity investments....................         13         --         1         14
  Trading securities..........................        467     12,161        --     12,628
  Other invested assets:
   Short-term investments.....................         --        768        --        768
   Assets of consolidated VIEs/VOEs...........      1,060        215        27      1,302
   Swaps......................................         --         15        --         15
   Credit Default Swaps.......................         --         33        --         33
   Futures....................................         (2)        --        --         (2)
   Options....................................         --      1,907        --      1,907
   Floors.....................................         --         --        --         --
                                               ----------  --------- --------- ----------
     Subtotal.................................      1,058      2,938        27      4,023
                                               ----------  --------- --------- ----------
Cash equivalents..............................      2,360         --        --      2,360
Segregated securities.........................         --        825        --        825
GMIB reinsurance contracts asset..............         --         --    10,488     10,488
Separate Accounts' assets.....................    118,983      2,983       349    122,315
                                               ----------  --------- --------- ----------
   Total Assets............................... $  123,061  $  53,898 $  12,052 $  189,011
                                               ==========  ========= ========= ==========

                                              LEVEL 1 LEVEL 2  LEVEL 3   TOTAL
                                              ------- -------- -------- --------
                                                        (IN MILLIONS)
LIABILITIES
GMxB derivative features' liability..........  $   -- $     -- $  4,164 $  4,164
SCS, SIO, MSO and IUL indexed features'
  liability..................................      --    1,698       --    1,698
Liabilities of consolidated VIEs/VOEs........     670       22       --      692
Contingent payment arrangements..............      --       --       11       11
                                               ------ -------- -------- --------
   Total Liabilities.........................  $  670 $  1,720 $  4,175 $  6,565
                                               ====== ======== ======== ========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2016

                                                Level 1    Level 2    Level 3     Total
                                               ---------- ---------  --------- ----------
                                                              (in millions)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Public Corporate........................... $       -- $  12,984  $      28 $   13,012
   Private Corporate..........................         --     6,223        817      7,040
   U.S. Treasury, government and agency.......         --    10,336         --     10,336
   States and political subdivisions..........         --       451         42        493
   Foreign governments........................         --       390         --        390
   Commercial mortgage-backed.................         --        22        349        371
   Residential mortgage-backed/(1)/...........         --       314         --        314
   Asset-backed/(2)/..........................         --        36         24         60
   Redeemable preferred stock.................        218       335          1        554
                                               ---------- ---------  --------- ----------
     Subtotal.................................        218    31,091      1,261     32,570
                                               ---------- ---------  --------- ----------
  Other equity investments....................          3        --          5          8
  Trading securities..........................        478     8,656         --      9,134
  Other invested assets:
   Short-term investments.....................         --       574         --        574
   Assets of consolidated VIEs/VOEs...........        342       205         46        593
   Swaps......................................         --      (925)        --       (925)
   Credit Default Swaps.......................         --         5         --          5
   Futures....................................         --        --         --         --
   Options....................................         --       960         --        960
   Floors.....................................         --        11         --         11
                                               ---------- ---------  --------- ----------
     Subtotal.................................        342       830         46      1,218
                                               ---------- ---------  --------- ----------
Cash equivalents..............................      1,529        --         --      1,529
Segregated securities.........................         --       946         --        946
GMIB reinsurance contracts asset..............         --        --     10,314     10,314
Separate Accounts' assets.....................    108,085     2,818        313    111,216
                                               ---------- ---------  --------- ----------
   Total Assets............................... $  110,655 $  44,341  $  11,939 $  166,935
                                               ========== =========  ========= ==========
LIABILITIES
GMxB derivative features' liability........... $       -- $      --  $   5,319 $    5,319
SCS, SIO, MSO and IUL indexed features'
  liability...................................         --       887         --        887
Liabilities of consolidated VIEs/VOEs.........        248         2         --        250
Contingent payment arrangements...............         --        --         18         18
                                               ---------- ---------  --------- ----------
   Total Liabilities.......................... $      248 $     889  $   5,337 $    6,474
                                               ========== =========  ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   At December 31, 2017 and 2016, respectively, the fair value of public fixed maturities is approximately $28,826 million and $24,918 million or approximately 16.2% and 16.0% of the Company's total assets measured at fair value on a recurring basis (excluding GMIB reinsurance contracts and segregated securities measured at fair value on a recurring basis). The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2017 and 2016, respectively, the fair value of private fixed maturities is approximately $7,532 million and $7,652 million or approximately 4.2% and 4.9% of the Company's total assets measured at fair value on a recurring basis. The fair values of the Company's private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   As disclosed in Note 3, at December 31, 2017 and 2016, respectively, the net fair value of freestanding derivative positions is approximately
   $1,953 million and $51 million or approximately 48.5% and 8.2% of Other invested assets measured at fair value on a recurring basis. The fair values of the Company's derivative positions are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap ("OIS") curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2017 and 2016, respectively, investments classified as Level 1 comprise approximately 69.2% and 71.1% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Account assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2017 and 2016, respectively, investments classified as Level 2 comprise approximately 29.9% and 27.9% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AB in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2017 and 2016, respectively, approximately $257 million and $340 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   The Company's SCS and EQUI-VEST variable annuity products, the IUL product, and in the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have 1, 3, 5, or 6 year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on data obtained from independent valuation service providers.

   At December 31, 2017 and 2016, respectively, investments classified as Level 3 comprise approximately 0.9% and 1.0% of assets measured at fair value on a recurring basis and primarily include commercial mortgage-backed securities ("CMBS") and corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2017 and 2016, respectively, were approximately $97 million and $111 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $8 million and $373 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2017 and 2016, respectively. The Company utilizes prices obtained from an independent valuation service vendor to measure fair value of CMBS securities.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMIBNLG feature allows the policyholder to receive guaranteed minimum lifetime annuity payments based on predetermined annuity purchase rates applied to the contract's benefit base if and when the contract account value is depleted and the NLG feature is activated. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract asset and liabilities which are accounted for as derivative contracts. The GMIB reinsurance contract asset and liabilities' fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while GMxB derivative features liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins and nonperformance risk, attributable to GMxB derivative features' liability over a range of market-consistent economic scenarios.

   The valuations of the GMIB reinsurance contract asset and GMxB derivative features liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity separate account funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GMxB derivative features liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset and liabilities to reflect change in the claims-paying ratings of counterparties and the Company an adjustment to the swap curve for non-performance risk to reflect the claims-paying rating of the Company. Equity and fixed income volatilities were modeled to reflect current market volatilities. Due to the unique, long duration of the GMIBNLG feature, adjustments were made to the equity volatilities to remove the illiquidity bias associated with the longer tenors and risk margins were applied to the non-capital markets inputs to the GMIBNLG valuations.

   After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $69 million and $139 million at December 31, 2017 and 2016, respectively, to recognize incremental counterparty nonperformance risk.

   Lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, which include other factors such as considering surrender charges. Generally, lapse rates are assumed to be lower in periods when a surrender charge applies. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. For valuing the embedded derivative, lapse rates vary throughout the period over which cash flows are projected.

   The Company's Level 3 liabilities include contingent payment arrangements associated with acquisitions in 2010, 2013 and 2014 by AB. At each reporting date, AB estimates the fair values of the contingent consideration expected to be paid based upon probability-weighted AUM and revenue projections, using unobservable market data inputs, which are included in Level 3 of the valuation hierarchy.

   As of December 31, 2017, the Company's consolidated VIEs/VOEs hold
   $2 million of investments that are classified as Level 3. They primarily consist of corporate bonds that are vendor priced with no ratings available, bank loans, non-agency collateralized mortgage obligations and asset-backed securities.

   In 2017, AFS fixed maturities with fair values of $6 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $7 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.1% of total equity at December 31, 2017.

   In 2016, AFS fixed maturities with fair values of $62 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $25 million were transferred from Level 2 into the Level 3 classification. During 2016, one of AB's private securities went public and, due to a trading restriction period, $56 million was transferred from a Level 3 to a Level 2 classification. These transfers in the aggregate represent approximately 0.9% of total equity at December 31, 2016.

   In 2015, AFS fixed maturities with fair values of $125 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $99 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 1.3% of total equity at December 31, 2015.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2017, 2016 and 2015 respectively:

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                             STATE AND              COMMERCIAL    RESIDENTIAL
                                                             POLITICAL    FOREIGN   MORTGAGE-      MORTGAGE-   ASSET-
                                                CORPORATE  SUB-DIVISIONS   GOVTS      BACKED        BACKED     BACKED
                                                ---------  -------------  -------- ------------  ------------- ------
                                                                            (IN MILLIONS)
BALANCE, JANUARY 1, 2017....................... $     845  $          42  $     -- $        349  $          --  $  24
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............         5             --        --           (2)            --     --
     Investment gains (losses), net............         2             --        --          (63)            --     15
                                                ---------  -------------  -------- ------------  -------------  -----
  Subtotal.....................................         7             --        --          (65)            --     15
                                                ---------  -------------  -------- ------------  -------------  -----
Other comprehensive income (loss)..............         4             (1)       --           45             --     (9)
Purchases......................................       612             --        --           --             --     --
Sales..........................................      (331)            (1)       --         (329)            --    (21)
Transfers into Level 3/(1)/....................         7             --        --           --             --     --
Transfers out of Level 3/(1)/..................        (5)            --        --           --             --     (1)
                                                ---------  -------------  -------- ------------  -------------  -----
BALANCE, DECEMBER 31, 2017..................... $   1,139  $          40  $     -- $         --  $          --  $   8
                                                =========  =============  ======== ============  =============  =====

                                                             STATE AND              COMMERCIAL  RESIDENTIAL
                                                             POLITICAL     FOREIGN  MORTGAGE-    MORTGAGE-   ASSET-
                                                CORPORATE  SUB-DIVISIONS    GOVTS     BACKED      BACKED     BACKED
                                                ---------  -------------  --------  ----------  ----------- -------
                                                                           (IN MILLIONS)

BALANCE, JANUARY 1, 2016.......................   $   420    $        45  $      1     $   503        $  -- $    40
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............        --             --        --          --           --      --
     Investment gains (losses), net............         1             --        --         (67)          --      --
                                                  -------    -----------  --------     -------        ----- -------
  Subtotal.....................................         1             --        --         (67)          --      --
                                                  -------    -----------  --------     -------        ----- -------
Other comprehensive income (loss)..............         7             (2)       --          14           --       1
Purchases......................................       572             --        --          --           --      --
Sales..........................................      (142)            (1)       --         (87)          --      (8)
Transfers into Level 3/(1)/....................        25             --        --          --           --      --
Transfers out of Level 3/(1)/..................       (38)            --        (1)        (14)          --      (9)
                                                  -------    -----------  --------     -------        ----- -------
BALANCE, DECEMBER 31, 2016.....................   $   845    $        42  $     --     $   349        $  -- $    24
                                                  =======    ===========  ========     =======        ===== =======

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                             STATE AND             COMMERCIAL  RESIDENTIAL
                                                             POLITICAL    FOREIGN  MORTGAGE-    MORTGAGE-    ASSET-
                                                CORPORATE  SUB-DIVISIONS   GOVTS     BACKED      BACKED      BACKED
                                                ---------  -------------  -------- ----------  -----------  -------
                                                                           (IN MILLIONS)
BALANCE, JANUARY 1, 2015.......................   $   380    $        47  $     --   $    715      $     2  $    53
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............         3             --        --          1           --       --
     Investment gains (losses), net............         2             --        --        (38)          --       --
                                                  -------    -----------  --------   --------      -------  -------
  Subtotal.....................................         5             --        --        (37)          --       --
                                                  -------    -----------  --------   --------      -------  -------
Other comprehensive income (loss)..............       (25)            (1)       --         64           --       (4)
Purchases......................................        60             --         1         --           --       --
Sales..........................................       (38)            (1)       --       (175)          (2)      (9)
Transfers into Level 3/(1)/....................        99             --        --         --           --       --
Transfers out of Level 3/(1)/..................       (61)            --        --        (64)          --       --
                                                  -------    -----------  --------   --------      -------  -------
BALANCE, DECEMBER 31, 2015.....................   $   420    $        45  $      1   $    503      $    --  $    40
                                                  =======    ===========  ========   ========      =======  =======

                                                 REDEEM                                                  GMXB
                                                  ABLE           OTHER           GMIB      SEPARATE   DERIVATIVE  CONTINGENT
                                                PREFERRED       EQUITY        REINSURANCE  ACCOUNTS   FEATURES'     PAYMENT
                                                  STOCK     INVESTMENTS/(2)/     ASSET      ASSETS    LIABILITY   ARRANGEMENT
                                                ---------  -----------------  -----------  --------  -----------  -----------
                                                                                (IN MILLIONS)
BALANCE, JANUARY 1, 2017....................... $       1  $              51  $    10,314  $    313  $    (5,319)          18
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............        --                 --           --        --           --           --
     Investment gains (losses), net............        --                 --           --        29           --           --
     Net derivative gains (losses).............        --                 --           69        --        1,494           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
  Subtotal.....................................        --                 --           69        29        1,494           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
Other comprehensive income (loss)..............        (1)                (4)          --        --           --           --
Purchases/(2)/.................................        --                  6          221        13         (344)          --
Sales/(3)/.....................................        --                 (3)        (116)       (2)           5           --
Settlements/(4)/...............................        --                 --           --        (4)          --           (7)
Activities related to VIEs/VOEs................        --                (22)          --        --           --           --
Transfers into Level 3/(1)/....................        --                 --           --        --           --           --
Transfers out of Level 3/(1)/..................        --                 --           --        --           --           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
BALANCE, DECEMBER 31, 2017..................... $      --  $              28  $    10,488  $    349  $    (4,164) $        11
                                                =========  =================  ===========  ========  ===========  ===========

BALANCE, JANUARY 1, 2016....................... $      --  $              49  $    10,582  $    313  $    (5,146)          31
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............        --                 --           --        --           --           --
     Investment gains (losses), net............        --                 --           --        19           --           --
     Net derivative gains (losses).............        --                 --         (261)       --          140           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
  Subtotal.....................................        --                 --         (261)       19          140           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
Other comprehensive income (loss)..............        --                 (2)          --        --           --
Purchases/(2)/.................................         1                 --          223        10         (317)          11
Sales/(3)/.....................................        --                 --         (230)       --            4           --
Settlements/(4)/...............................        --                 --           --        (7)          --          (24)
Activities related to VIEs/VOEs................        --                 60           --        --           --           --
Transfers into Level 3/(1)/....................        --                 --           --         1           --           --
Transfers out of Level 3/(1)/..................        --                (56)          --       (23)          --           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
BALANCE, DECEMBER 31, 2016..................... $       1  $              51  $    10,314  $    313  $    (5,319) $        18
                                                =========  =================  ===========  ========  ===========  ===========

                                                                                                       GMxB
                                                Redeemable       Other          GMIB      Separate  derivative  Contingent
                                                Preferred       Equity       Reinsurance  Accounts  features'     Payment
                                                  Stock     Investments/(2)/    Asset      Assets   liability   Arrangement
                                                ----------- ---------------  -----------  --------  ----------  -----------
                                                                               (IN MILLIONS)
BALANCE, JANUARY 1, 2015....................... $        -- $            61  $    10,723  $    260  $   (4,130) $        42
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............          --              --           --        --          --           --
     Investment gains (losses), net............          --               5           --        36          --           --
     Net derivative gains (losses).............          --              --         (316)       --        (743)          --
                                                ----------- ---------------  -----------  --------  ----------  -----------
       Subtotal................................          --               5         (316)       36        (743)          --
                                                ----------- ---------------  -----------  --------  ----------  -----------
Other comprehensive income (loss)..............          --               2           --        --          --           --
Purchases/(2)/.................................          --               1          228        26        (274)          --
Sales/(3)/.....................................          --             (20)         (53)       (2)          1          (11)
Settlements/(4)/...............................          --              --           --        (5)         --           --
Transfers into Level 3/(1)/....................          --              --           --        --          --           --
Transfers out of Level 3/(1)/..................          --              --           --        (2)         --           --
                                                ----------- ---------------  -----------  --------  ----------  -----------
BALANCE, DECEMBER 31, 2015..................... $        -- $            49  $    10,582  $    313  $   (5,146) $        31
                                                =========== ===============  ===========  ========  ==========  ===========

  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.
  /(2)/For the GMIB reinsurance contract asset, and GMxB derivative features'
       liability, represents attributed fee.
  /(3)/For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GMxB derivative features liability represents benefits paid.
  /(4)/For contingent payment arrangements, it represents payments under the arrangement.

   The table below details changes in unrealized gains (losses) for 2017 and 2016 by category for Level 3 assets and liabilities still held at December 31, 2017 and 2016, respectively:

                                                              INCOME (LOSS)
                                                ----------------------------------------
                                                                   NET
                                                 INVESTMENT     DERIVATIVE
                                                    GAINS         GAINS
                                                (LOSSES), NET    (LOSSES)        OCI
                                                -------------- ------------- -----------
                                                              (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2017
STILL HELD AT DECEMBER 31, 2017
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $           -- $          -- $         4
     State and political subdivisions..........             --            --          --
     Commercial mortgage-backed................             --            --          45
     Asset-backed..............................             --            --          (9)
                                                -------------- ------------- -----------
       Subtotal................................ $           -- $          -- $        40
                                                -------------- ------------- -----------
   GMIB reinsurance contracts..................             --            69          --
   Separate Accounts' assets/(1)/..............             29            --          --
   GMxB derivative features' liability.........             --         1,494          --
                                                -------------- ------------- -----------
       Total................................... $           29 $       1,563 $        40
                                                ============== ============= ===========

                                                                Income (Loss)
                                                --------------------------------------------
                                                 Investment         Net
                                                    Gains     Derivative Gains
                                                (Losses), Net     (losses)           OCI
                                                ------------- ----------------  ------------
                                                                (in millions)

Level 3 Instruments
Full Year 2016
Still Held at December 31, 2016
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate.................................  $         --   $           --  $         11
     State and political subdivisions..........            --               --            (1)
     Commercial mortgage-backed................            --               --             9
     Asset-backed..............................            --               --             1
                                                 ------------   --------------  ------------
       Subtotal................................  $         --   $           --  $         20
                                                 ------------   --------------  ------------
     GMIB reinsurance contracts................            --             (262)           --
     Separate Accounts' assets/(1)/............            20               --            --
     GMxB derivative features' liability.......            --              140            --
                                                 ------------   --------------  ------------
       Total...................................  $         20   $         (122) $         20
                                                 ============   ==============  ============

  /(1)/There is an investment expense that offsets this investment gain (loss).

   The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2017 and 2016, respectively.

        QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
                               DECEMBER 31, 2017

                                FAIR         VALUATION              SIGNIFICANT                      WEIGHTED
                                VALUE        TECHNIQUE           UNOBSERVABLE INPUT        RANGE     AVERAGE
                               ------- ---------------------- ------------------------- ------------ --------
ASSETS:                                                    (IN MILLIONS)
Investments:
  Fixed maturities,
   available-for-sale:
   Corporate.................. $    53 Matrix pricing model             Spread over the
                                                                      industry-specific
                                                                  benchmark yield curve 0 - 565 BPS  125 BPS

                                   789 Market comparable               EBITDA multiples 5.3X - 27.9X  12.9X
                                       companies                          Discount rate 7.2% - 17.0%  11.1%
                                                                    Cash flow Multiples 9.0X - 17.7X  13.1X
-------------------------------------------------------------------------------------------------------------

Separate Accounts' assets.....     326 Third party appraisal        Capitalization rate     4.6%
                                                               Exit capitalization rate     5.6%
                                                                          Discount rate     6.6%

                                     1 Discounted cash flow            Spread over U.S.
                                                                         Treasury curve   243 BPS
                                                                        Discount factor     4.4%
-------------------------------------------------------------------------------------------------------------

GMIB reinsurance contract       10,488 Discounted cash flow                 Lapse Rates 1.0% - 6.3%
  asset.......................                                         Withdrawal rates 0.0% - 8.0%
                                                                 GMIB Utilization Rates 0.0% - 16.0%
                                                                   Non-performance risk 5BPS - 10BPS
                                                              Volatility rates - Equity 9.9% - 30.9%
-------------------------------------------------------------------------------------------------------------

                               FAIR        VALUATION              SIGNIFICANT                          WEIGHTED
                               VALUE       TECHNIQUE           UNOBSERVABLE INPUT          RANGE       AVERAGE
                               ------ --------------------- ------------------------- ---------------- --------
                                                                (IN MILLIONS)

LIABILITIES:
GMIBNLG....................... $4,056 Discounted cash flow            Non-performance
                                                                      riskLapse Rates       1.0%
                                                                     Withdrawal Rates   0.8% - 26.2%
                                                                Utilization Rates NLG   0.0% - 12.4%
                                                                     Forfeiture Rates   0.0% - 16.0%
                                                                     Long-term equity   0.55% - 2.1%
                                                                           Volatility      20.0%
---------------------------------------------------------------------------------------------------------------
GWBL/GMWB.....................    130 Discounted cash flow      Lapse RatesWithdrawal   0.9% - 5.7%
                                                              Rates Utilization Rates   0.0% - 7.0%
                                                            Volatility rates - Equity 100% AFTER DELAY
                                                                                        9.9% - 30.9%
---------------------------------------------------------------------------------------------------------------
GIB...........................   (27) Discounted cash flow      Lapse RatesWithdrawal   0.9% - 5.7%
                                                              Rates Utilization Rates   0.0% - 7.0%
                                                            Volatility rates - Equity   0.0% - 16.0%
                                                                                        9.9% - 30.9%
---------------------------------------------------------------------------------------------------------------
GMAB..........................      5 Discounted cash flow      Lapse RatesVolatility   0.5% - 11.0%
                                                                       rates - Equity   9.9% - 30.9%
---------------------------------------------------------------------------------------------------------------

        Quantitative Information about Level 3 Fair Value Measurements
                               December 31, 2016

                                Fair         Valuation                  Significant                               Weighted
                                Value        Technique               Unobservable Input               Range       Average
                               ------- ---------------------- --------------------------------- ----------------- --------
Assets:                                                           (in millions)
Investments:
Fixed maturities,
  available-for-sale:
   Corporate.................. $    55 Matrix pricing model
                                                              Spread over the industry-specific
                                                                          benchmark yield curve  0 bps - 565 bps  151 bps

                                   636 Market comparable               EBITDA multiplesDiscount   4.3x - 25.6x     11.7x
                                         companies                     rate Cash flow Multiples   7.0% - 17.8%     11.4%
                                                                                                  14.0x - 16.5x    15.6x
--------------------------------------------------------------------------------------------------------------------------

   Asset-backed...............       2 Matrix pricing model                    Spread over U.S.
                                                                                 Treasury curve 25 bps - 687 bps  38 bps
--------------------------------------------------------------------------------------------------------------------------

Separate Accounts' assets.....     295 Third party appraisal                Capitalization rate       4.8%
                                                                       Exit capitalization rate       5.7%
                                                                                  Discount rate       6.6%

                                     3 Discounted cash flow                    Spread over U.S.
                                                                                 Treasury curve
                                                                         Gross domestic product
                                                                                           rate 273 bps - 512 bps 283 bps
                                                                                Discount factor    1.1% - 7.0%     4.3%
--------------------------------------------------------------------------------------------------------------------------

GMIB reinsurance contract       10,314 Discounted cash flow                         Lapse Rates    1.5% - 5.7%
  asset.......................                                                 Withdrawal rates    0.0% - 8.0%
                                                                         GMIB Utilization Rates   0.0% - 16.0%
                                                                           Non-performance risk  5 bps - 17 bps
                                                                      Volatility rates - Equity   11.0% - 38.0%
--------------------------------------------------------------------------------------------------------------------------
Liabilities:
GMIBNLG.......................   5,155 Discounted cash flow                     Non-performance
                                                                                riskLapse Rates       1.1%
                                                                               Withdrawal Rates   1.2% - 26.2%
                                                                          Utilization Rates NLG   0.0% - 11.5%
                                                                               Forfeiture Rates   0.0% - 16.0%
                                                                               Long-term equity   0.55% - 2.1%
                                                                                     Volatility       20.0%
--------------------------------------------------------------------------------------------------------------------------

                               Fair       Valuation              Significant                          Weighted
                               Value      Technique           Unobservable Input          Range       Average
                               ----- --------------------- ------------------------- ---------------- --------
                                                                (in millions)
GWBL/GMWB..................... $114  Discounted cash flow      Lapse RatesWithdrawal   1.0% - 5.7%
                                                             Rates Utilization Rates   0.0% - 7.0%
                                                           Volatility rates - Equity 100% after delay
                                                                                       9.0% - 35.0%
--------------------------------------------------------------------------------------------------------------
GIB...........................   30  Discounted cash flow                 Withdrawal   1.0% - 5.7%
                                                              RatesUtilization Rates   0.0% - 8.0%
                                                           Volatility rates - Equity 100% after delay
                                                                                       9.0% - 35.0%
--------------------------------------------------------------------------------------------------------------
GMAB..........................   20  Discounted cash flow      Lapse RatesVolatility   1.0% - 11.0%
                                                                      rates - Equity   9.0% - 35.0%
--------------------------------------------------------------------------------------------------------------

   Excluded from the tables above at December 31, 2017 and 2016, respectively, are approximately $370 million and $594 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. The fair value measurements of these Level 3 investments comprise approximately 24.0% and 37.5% of total assets classified as Level 3 and represent only 0.2% and 0.4% of total assets measured at fair value on a recurring basis at December 31, 2017 and 2016, respectively. These investments primarily consist of certain privately placed debt securities with limited trading activity, including commercial mortgage, residential mortgage and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   Included in the tables above at December 31, 2017 and 2016, respectively, are approximately $842 million and $691 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3. The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique, representing approximately 73.9% and 81.8% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2017 and 2016, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2017 and 2016, are approximately 4.5% and 8.3%, respectively, of the total fair value of these Level 3 securities that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Included in other equity investments classified as Level 3 are reporting entities' venture capital securities in the Technology, Media and Telecommunications industries. The fair value measurements of these securities include significant unobservable inputs including an enterprise value to revenue multiples and a discount rate to account for liquidity and various risk factors. Significant increases (decreases) in the enterprise value to revenue multiple inputs in isolation would result in a significantly higher (lower) fair value measurement. Significant increases (decreases) in the discount rate would result in a significantly lower (higher) fair value measurement.

   Separate Accounts assets classified as Level 3 in the table at December 31, 2017 and 2016, primarily consist of a private real estate fund with a fair value of approximately $326 million and $295 million, a private equity investment with a fair value of approximately $0 million and $1 million and mortgage loans with fair value of approximately $1 million and $2 million, respectively. A third party appraisal valuation technique is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to the appraisal value would result in a higher (lower) measure of fair value. A discounted cash flow approach is applied to determine the private equity investment for which the significant unobservable assumptions are the gross domestic product rate formula and a discount factor that takes into account various risks, including the illiquid nature of the investment. A significant increase (decrease) in the gross domestic product rate would have a directionally inverse effect on the fair value of the security. With respect to the fair value measurement of mortgage loans a discounted cash flow approach is applied, a significant increase (decrease) in the assumed spread over U.S. Treasury securities would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. The remaining Separate Accounts investments classified as Level 3 excluded from the table consist of mortgage- and asset-backed securities with fair values of approximately $14 million and $8 million at December 31, 2017 and $12 million and $3 million at December 31, 2016, respectively. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using the Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset and liabilities includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset and liabilities.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIBNLG liability are lapse rates, withdrawal rates, GMIB utilization rates, adjustment for Non-performance risk and NLG forfeiture rates. NLG forfeiture rates are caused by excess withdrawals above the annual GMIB accrual rate that cause the NLG to expire. Significant decreases in lapse rates, NLG forfeiture rates, adjustment for non-performance risk and GMIB utilization rates would tend to increase the GMIBNLG liability, while decreases in withdrawal rates and volatility rates would tend to decrease the GMIBNLG liability.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

   During 2017, AB made the final contingent consideration payment relating to its 2014 acquisition and recorded a change in estimate and wrote off the remaining contingent consideration payable relating to its 2010 acquisition. As of December 31, 2017, one acquisition-related contingent consideration liability of $11 million remains relating to AB's 2016 acquisition, which was valued using a revenue growth rate of 31.0% and a discount rate ranging from 1.4% to 2.3%.

   The three AB acquisition-related contingent consideration liabilities (with a combined fair value of $18 million and $18 million as of December 31, 2017 and 2016, respectively) and are valued using a projected AUM growth rates with a weighted average of 18.0% for one acquisition and revenue growth rates and discount rates ranging from 4.0% to 31.0% and 1.4% to 6.4% respectively, for the three acquisitions.

   The carrying values and fair values at December 31, 2017 and 2016 for financial instruments not otherwise disclosed in Notes 3 and 12 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

                                                                    FAIR VALUE
                                              ------------------------------------------------------
                                               CARRYING
                                                VALUE     LEVEL 1  LEVEL 2     LEVEL 3      TOTAL
                                              ----------- ------- ---------- ----------- -----------
                                                                  (IN MILLIONS)
December 31, 2017:...........................
Mortgage loans on real estate................ $    10,935 $    -- $       -- $    10,895 $    10,895
Loans to affiliates..........................         703 $    --        700          --         700
Policyholders liabilities: Investment
  contracts..................................       2,068      --         --       2,170       2,170
Funding Agreements...........................       3,014      --      3,020          --       3,020
Policy loans.................................       3,315                 --       4,210       4,210
Short-term and Long-term debt................         769      --        768          --         768
Separate Account Liabilities.................       7,537      --         --       7,537       7,537
December 31, 2016:
Mortgage loans on real estate................ $     9,757 $    -- $       -- $     9,608 $     9,608
Loans to affiliates..........................         703      --        775          --         775
Policyholders liabilities: Investment
  contracts..................................       2,226      --         --       2,337       2,337
Funding Agreements...........................       2,255      --      2,202          --       2,202
Policy loans.................................       3,361      --         --       4,257       4,257
Short-term and Long-term debt................         513      --        513          --         513
Separate Account Liabilities.................       6,194      --         --       6,194       6,194

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   Fair values for the Company's long-term debt related to real estate joint ventures is determined by a third party appraisal and assessed for reasonableness. The Company's short-term debt primarily includes commercial paper issued by AB with short-term maturities and book value approximates fair value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined from quotations provided by brokers knowledgeable about these securities and internally assessed for reasonableness, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. treasury yield curve and historical loan repayment patterns.

   Fair values for FHLBNY funding agreements are determined from a matrix pricing model and are internally assessed for reasonableness. The matrix pricing model for FHLBNY funding agreements utilizes an independently sourced U.S. Treasury curve which is separately sourced from the Barclays' suite of curves.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholders' account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and Escrow Shield Plus product reserves are held at book value.

8) INSURANCE LIABILITIES

    A) Variable Annuity Contracts - GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

      . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the direct GMDB and GMIB with no NLG features liabilities, before reinsurance ceded, reflected in the consolidated balance sheets in future policy benefits and other policyholders' liabilities:

                                                GMDB      GMIB      TOTAL
                                              --------  --------  --------
                                                      (IN MILLIONS)
Balance at January 1, 2015................... $  1,725  $  4,702  $  6,427
  Paid guarantee benefits....................     (313)      (89)     (402)
  Other changes in reserve...................    1,579      (727)      852
                                              --------  --------  --------
Balance at December 31, 2015.................    2,991     3,886     6,877
  Paid guarantee benefits....................     (357)     (281)     (638)
  Other changes in reserve...................      531       265       796
                                              --------  --------  --------
Balance at December 31, 2016.................    3,165     3,870     7,035
  Paid guarantee benefits....................     (354)     (151)     (505)
  Other changes in reserve...................    1,269     1,083     2,352
                                              --------  --------  --------
Balance at December 31, 2017................. $  4,080  $  4,802  $  8,882
                                              ========  ========  ========

   The following table summarizes the ceded GMDB liabilities, reflected in the consolidated balance sheets in amounts due from reinsurers:

                                                  GMDB
                                              -------------
                                              (IN MILLIONS)
Balance at January 1, 2015................... $         833
  Paid guarantee benefits....................          (148)
  Other changes in reserve...................           745
                                              -------------
Balance at December 31, 2015.................         1,430
  Paid guarantee benefits....................          (174)
  Other changes in reserve...................           302
                                              -------------
Balance at December 31, 2016.................         1,558
  Paid guarantee benefits....................          (171)
  Other changes in reserve...................           643
                                              -------------
Balance at December 31, 2017................. $       2,030
                                              =============

   The liability for the GMxB derivative features liability, the liability for SCS, SIO, MSO and IUL indexed features and the GMIB reinsurance contracts are considered embedded or freestanding insurance derivatives and are reported at fair value. Summarized in the table below is a summary of the fair value of these liabilities at December 31, 2017 and 2016:

                                                  DECEMBER 31,
                                              --------------------
                                                 2017      2016
                                              ---------  ---------
                                                 (IN MILLIONS)
GMIBNLG /(1)/................................ $   4,056  $   5,155
SCS, MSO, IUL features/ (2)/.................     1,698        887
GWBL/GMWB/(1)/...............................       130        114
GIB/(1)/.....................................       (27)        30
GMAB/(1)/....................................         5         20
                                              ---------  ---------
Total Embedded and Freestanding derivative
  liability.................................. $   5,862  $   6,206
                                              =========  =========
GMIB reinsurance contract asset /(3)/........ $  10,488  $  10,314
                                              =========  =========

  /(1)/Reported in future policyholders' benefits and other policyholders'
       liabilities in the consolidated balance sheets.
  /(2)/Reported in policyholders' account balances in the consolidated balance sheets.
  /(3)/Reported in GMIB reinsurance contract asset, at fair value in the consolidated balance sheets.

   The December 31, 2017 values for direct variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of utilization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                    RETURN OF
                                                     PREMIUM    RATCHET   ROLL-UP     COMBO      TOTAL
                                                    ---------  --------  ---------  ---------  ---------
                                                                    (DOLLARS IN MILLIONS)
GMDB:
-----
  Account values invested in:
   General Account................................. $  13,820  $    109  $      65  $     200  $  14,194
   Separate Accounts............................... $  45,816  $  9,556  $   3,516  $  35,784  $  94,672
  Net amount at risk, gross........................ $     169  $     57  $   1,961  $  15,340  $  17,527
  Net amount at risk, net of amounts reinsured..... $     169  $     39  $   1,344  $   6,294  $   7,846
  Average attained age of contractholders'.........      51.3      66.3       72.9       68.2       55.1
  Percentage of contractholders' over age 70.......       9.6%     40.2%      63.1%      46.5%      18.1%
  Range of contractually specified interest rates..      N.A.      N.A.     3% - 6%  3% - 6.5%  3% - 6.5%

GMIB:
-----
  Account values invested in:
   General Account.................................      N.A.      N.A.  $      23  $     293  $     316
   Separate Accounts...............................      N.A.      N.A.  $  21,195  $  41,091  $  62,286
  Net amount at risk, gross........................      N.A.      N.A.  $     917  $   6,337  $   7,254
  Net amount at risk, net of amounts reinsured.....      N.A.      N.A.  $     287  $   1,561  $   1,848
  Weighted average years remaining until
   utilization.....................................      N.A.      N.A.        1.6        0.7        0.8
  Range of contractually specified interest rates..      N.A.      N.A.     3% - 6%  3% - 6.5%  3% - 6.5%

   For more information about the reinsurance programs of the Company's GMDB and GMIB exposure, see "Reinsurance Agreements" in Note 9.

..   VARIABLE ANNUITY IN-FORCE MANAGEMENT. The Company proactively manages its variable annuity in-force business. Since in 2012, the Company has initiated several programs to purchase from certain policyholders the GMDB and GMIB riders contained in their Accumulator contracts. In March 2016, a program to give policyholders an option to elect a full buyout of their rider or a new partial (50)% buyout of their rider expired. The Company believes that buyout programs are mutually beneficial to both the Company and policyholders who no longer need or want all or part of the GMDB or GMIB rider. To reflect the actual payments from the buyout program that expired in March 2016 the Company recognized a $4 million increase to Net income in 2016.

    B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Because variable annuity contracts offer both GMDB and GMIB features, GMDB and GMIB amounts are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                               DECEMBER 31,
                                              ---------------
                                               2017    2016
                                              ------- -------
                                               (IN MILLIONS)
GMDB:
-----
Equity....................................... $78,069 $69,625
Fixed income.................................   2,234   2,483
Balanced.....................................  14,084  14,434
Other........................................     285     348
                                              ------- -------
Total........................................ $94,672 $86,890
                                              ======= =======

                                                 DECEMBER 31,
                                              -------------------
                                                2017      2016
                                              --------- ---------
                                                 (IN MILLIONS)

GMIB:
-----
Equity....................................... $  50,429 $  45,931
Fixed income.................................     1,568     1,671
Balanced.....................................    10,165    10,097
Other........................................       124       149
                                              --------- ---------
Total........................................ $  62,286 $  57,848
                                              ========= =========

    C) Hedging Programs for GMDB, GMIB, GIB and Other Features

   Beginning in 2003, the Company established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not externally reinsured. At December 31, 2017, the total account value and net amount at risk of the hedged variable annuity contracts were $55,771 million and $6,893 million, respectively, with the GMDB feature and $42,077 million and $2,613 million, respectively, with the GMIB and GIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net derivative gains (loss) in the period in which they occur, and may contribute to income (loss) volatility.

    D) Variable and Interest-Sensitive Life Insurance Policies--NLG

   The NLG feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The NLG remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the NLG liabilities, reflected in the General Account in Future policy benefits and other policyholders' liabilities, the related reinsurance reserve ceded, reflected in Amounts due from reinsurers and deferred cost of reinsurance, reflected in Other assets in the Consolidated balance sheets:

                                               DIRECT    REINSURANCE
                                              LIABILITY     CEDED        NET
                                              ---------  -----------  --------
                                                        (IN MILLIONS)
Balance at January 1, 2015...................   $   979     $   (526) $    453
  Other changes in reserves..................       165           16       181
                                                -------     --------  --------
Balance at December 31, 2015.................     1,144         (510)      634
  Other changes in reserves..................        53          (99)      (46)
                                                -------     --------  --------
Balance at December 31, 2016.................     1,197         (609)      588
  Paid Guaranteed Benefits...................       (24)          --       (24)
  Other changes in reserves..................      (487)         (55)     (542)
                                                -------     --------  --------
Balance at December 31, 2017.................   $   686     $   (664) $     22
                                                =======     ========  ========

9) REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with unaffiliated insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The following table summarizes the effect of reinsurance:

                                               2017    2016    2015
                                              ------  ------  ------
                                                   (IN MILLIONS)
Direct premiums.............................. $  880  $  850  $  818
Reinsurance assumed..........................    195     206     207
Reinsurance ceded............................   (171)   (176)   (173)
                                              ------  ------  ------
Premiums..................................... $  904  $  880  $  852
                                              ======  ======  ======
Policy charges and fee income ceded.......... $  718  $  640  $  645
                                              ======  ======  ======
Policyholders' Benefits Ceded................ $  694  $  942  $  527
                                              ======  ======  ======

   Ceded Reinsurance

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains on a per life basis up to $25 million for single lives and $30 million for joint lives with the excess 100% reinsured. The Company also reinsures risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2017, the Company had reinsured with non-affiliates in the aggregate approximately 3.5% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 16.8% of its current liability exposure resulting from the GMIB feature. For additional information, see
   Note 8 "Insurance Liabilities."

   Based on management's estimates of future contract cash flows and experience, the estimated net fair values of the ceded GMIB reinsurance contracts, considered derivatives at December 31, 2017 and 2016 were $10,488 million and $10,314 million, respectively. The increases (decreases) in estimated fair value were $174 million, $(268) million and $(141) million for 2017, 2016 and 2015, respectively.

   At December 31, 2017 and 2016, third-party reinsurance recoverables related to insurance contracts amounted to $2,420 million and $2,458 million, respectively. Additionally, $1,904 million and $2,381 million of the amounts due to reinsurers related to three specific reinsurers, which were Zurich Insurance Company Ltd. (AA -- rating), Connecticut General Life Insurance Company (AA -- rating) and Paul Revere Life Insurance Company (A-rating). A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations, the Company continues to have the direct obligation.

   Reinsurance payables related to insurance contracts were $134 million and $125 million, at December 31, 2017 and 2016, respectively.

   The Company cedes substantially all of its run-off health business to a third party insurer. Insurance liabilities ceded totaled $71 million and $82 million at December 31, 2017 and 2016, respectively.

   The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   Assumed Reinsurance

   In addition to the sale of insurance products, the Company currently acts as a professional retrocessionaire by assuming risk from professional reinsurers. The Company assumes accident, life, health, aviation, special risk and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves were $716 million and $734 million at December 31, 2017 and 2016, respectively.

   For affiliated reinsurance agreements see "Related Party Transactions" in
   Note 11.

10)SHORT-TERM AND LONG-TERM DEBT

   Short-term and long-term debt consists of the following:

                                              DECEMBER 31,
                                              -------------
                                               2017   2016
                                              ------ ------
                                              (IN MILLIONS)
Short-term debt:
   AB revolving credit facility (with
     interest rate of 2.4%).................. $   75 $   --
   AB commercial paper (with interest rates
     of 1.6% and 0.9%).......................    491    513
                                              ------ ------
Total short-term debt........................ $  566 $  513
                                              ------ ------
Long-term debt:
   AXA Equitable non-recourse mortgage debt
     (with interest rate of 4.1%)............     82     --
   AXA Equitable non-recourse mortgage debt
     (with interest rate of 3.9%)............    121     --
                                              ------ ------
Total Short-term and Long-term debt.......... $  769 $  513
                                              ====== ======

   Short-term Debt

   On December 1, 2016, AB entered into a $200 million, unsecured 364-day senior revolving credit facility (the "AB Revolver") with a leading international bank and the other lending institutions that may be party thereto. On November 29, 2017, as part of an amendment and restatement, the maturity date of the AB Revolver was extended from November 29, 2017 to November 28, 2018. There were no other significant changes included in the amendment. The AB Revolver is available for AB's and SCB LLC's business purposes, including the provision of additional liquidity to meet funding requirements primarily related to SCB LLC's operations. Both AB and SCB LLC can draw directly under the AB Revolver and management expects to draw on the AB Revolver from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Revolver. The AB Revolver contains affirmative, negative and financial covenants which are identical to those of the AB Credit Facility described below. As of December 31, 2017, AB had $75 million outstanding under the AB Revolver with an interest rate of 2.4%.

   As of December 31, 2017 and 2016, AB had $491 million and $513 million, respectively, in commercial paper outstanding with weighted average interest rates of approximately 1.6% and 0.9%, respectively.

   Long-term Debt

   As of December 31, 2017, AXA Equitable had $121 million and $82 million in mortgage debt outstanding related to two consolidated real estate joint ventures due August 2027 and September 2022, respectively, with weighted average interest rates of approximately 3.9% and 4.1%, respectively.

   Credit Facilities

   Credit facilities available to the Company consist of following:

                                                      DATE                         AVAILABLE TO COMPANY
                                              ---------------------                -------------------
FACILITIES                                      START     MATURITY  TOTAL FACILITY REVOLVER   SWINGLINE
----------                                    ---------- ---------- -------------- ---------  ---------
                                                                              (IN MILLIONS)
SYNDICATED FACILITIES:
   AB Revolver............................... 11/29/2017 11/28/2018 $          200 $     200  $      --
   AB Credit Facility........................ 10/22/2014 10/22/2019 $        1,000 $   1,000  $     240

   Additional Credit Facilities Available

   AB has a $1,000 million committed, unsecured senior revolving credit facility ("AB Credit Facility") with a group of commercial banks and other lenders, which matures on October 22, 2019. The AB Credit Facility provides for possible increases in the principal amount by up to an aggregate incremental amount of $250 million; any such increase is subject to the consent of the affected lenders. The AB Credit Facility is available for AB and SCB LLC's business purposes, including the support of AB's
   $1,000 million commercial paper program. Both AB and SCB LLC can draw directly under the AB Credit Facility and management may draw on the AB Credit Facility from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Credit Facility.

   The AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. As of December 31, 2017, AB and SCB LLC were in compliance with these covenants. The AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency- or bankruptcy-related events of default, all amounts payable under the AB Credit Facility automatically would become immediately due and payable, and the lender's commitments automatically would terminate.

   Amounts under the AB Credit Facility may be borrowed, repaid and re-borrowed by AB and SBC LLC from time to time until the maturity of the facility. Voluntary prepayments and commitment reductions requested by AB and SBC LLC are permitted at any time without fee (other than customary breakage costs relating to the prepayment of any drawn loans) upon proper notice and subject to a minimum dollar requirement. Borrowings under the AB Credit Facility bear interest at a rate per annum, which will be, at AB and SBC LLC'S option, a rate equal to an applicable margin, which is subject to adjustment based on the credit ratings of AB, plus one of the following indexes: London Interbank Offered Rate; a floating base rate; or the Federal Funds rate.

   As of December 31, 2017, AB and SCB LLC had no amounts outstanding under the AB Credit Facility and did not draw upon the AB Credit Facility in 2017.

   SCB LLC has three uncommitted lines of credit with three financial institutions. Two of these lines of credit permit SCB LLC to borrow up to an aggregate of approximately $175 million, with AB named as an additional borrower, while line one has no stated limit. As of December 31, 2017, SCB LLC had no bank loans outstanding.

11)RELATED PARTY TRANSACTIONS

   LOANS TO AFFILIATES. In September 2007, AXA issued a $650 million 5.4% Senior Unsecured Note to AXA Equitable. The note pays interest semi-annually and was scheduled to mature on September 30, 2012. In March 2011, the maturity date of the note was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. In November 2014, this loan was refinanced and a new
   $382 million, seven year term loan with an interest rate of 4.0% was issued. In January 2016, the property was sold and a portion of the proceeds was used to repay the $382 million term loan outstanding and a $65 million prepayment penalty.

   In third quarter 2013, AXA Equitable purchased AXA RE Arizona Company's ("AXA RE Arizona") $50 million note receivable from AXA. AXA RE Arizona is a wholly-owned subsidiary of AXA Financial. This note pays interest semi-annually at an interest rate of 5.4% and matures on December 15, 2020.

   LOANS FROM AFFILIATES. In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% which was scheduled to mature on December 1, 2035. In December 2014, AXA Equitable repaid this note at par value plus interest accrued of $1 million to AXA Financial.

   In December 2008, AXA Equitable issued a $500 million callable 7.1% surplus note to AXA Financial. The note paid interest semi-annually and was scheduled to mature on December 1, 2018. In June 2014, AXA Equitable repaid this note at par value plus interest accrued of $3 million to AXA Financial.

   COST SHARING AND SERVICE AGREEMENTS. The Company provides personnel services, employee benefits, facilities, supplies and equipment under service agreements with AXA Financial, certain AXA Financial subsidiaries and affiliates to conduct their business. In addition, the Company participates in certain cost sharing and service agreements with AXA and other nonconsolidated affiliates (collectively, "AXA Affiliates"), including technology and professional development arrangements. The costs related to the cost sharing and service agreements are allocated based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support each company.

   AFFILIATED DISTRIBUTION EXPENSE. AXA Equitable pays commissions and fees to AXA Distribution Holding and its subsidiaries ("AXA Distribution") for sales of insurance products. The commissions and fees paid to AXA Distribution are based on various selling agreements.

   AFFILIATED DISTRIBUTION REVENUE. AXA Distributors, a subsidiary of AXA Equitable, receives commissions and fee revenue from MONY America for sales of its insurance products. The commissions and fees earned from MONY America are based on the various selling agreements.

   INVESTMENT MANAGEMENT AND SERVICE FEES. AXA Equitable FMG, a subsidiary of AXA Equitable, provides investment management and administrative services to EQAT, VIP Trust, 1290 Funds and Other AXA Trusts, all of which are considered related parties. Investment management and service fees earned are calculated as a percentage of assets under management and are recorded as revenue as the related services are performed.

   INVESTMENT MANAGEMENT AND SERVICE EXPENSES. AXA Investment Managers Inc. ("AXA IM") and AXA Rosenberg Investment Management LLC ("AXA Rosenberg") provide sub-advisory services with respect to certain portfolios of EQAT, VIP Trust and the Other AXA Trusts. Also, AXA IM and AXA Real Estate Investment Managers ("AXA REIM") manage certain General Account investments. Fees paid to these affiliates are based on investment advisory service agreements with each affiliate.

   The table below summarizes the expenses reimbursed to/from the Company and fees received/paid by the Company in connection with agreements with AXA Affiliates described above for 2017, 2016 and 2015.

                                                2017     2016     2015
                                              -------- -------- --------
                                                    (in millions)
EXPENSES PAID OR ACCRUED FOR BY THE COMPANY:
General services provided by AXA Affiliates.. $    186 $    188 $    164
Paid or accrued commission and fee expenses
  for sale of insurance products by AXA
  Distribution...............................      608      587      603
Investment management services provided by
  AXA IM, AXA REIM and AXA Rosenberg.........        5        2        1
                                              -------- -------- --------
Total........................................      799      777      768
                                              ======== ======== ========
REVENUE RECEIVED OR ACCRUED FOR BY THE
COMPANY:
General services provided to AXA Affiliates..      456      531      491
Amounts received or accrued for commissions
  and fees earned for sale of MONY America's
  insurance products.........................       43       43       57
Investment management and administrative
  services provided to EQAT, VIP Trust, 1290
  Funds and Other AXA Trusts.................      720      674      707
                                              -------- -------- --------
Total........................................ $  1,219 $  1,248 $  1,255
                                              ======== ======== ========

   INSURANCE RELATED TRANSACTIONS. The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products through reinsurance transactions with AXA RE Arizona.

   The Company currently reinsures to AXA RE Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA RE Arizona also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA RE Arizona provide important capital management benefits to AXA Equitable. At December 31, 2017 and 2016, the Company's GMIB reinsurance asset with AXA RE Arizona had carrying values of $8,594 million and $8,578 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2017, 2016 and 2015 totaled approximately $454 million, $447 million and $453 million, respectively. Ceded claims paid in 2017, 2016 and 2015 were $213 million, $65 million and $54 million, respectively.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA RE Arizona to the extent that AXA RE Arizona holds assets in an irrevocable trust (the "Trust") ($9,786 million at December 31, 2017) and/or letters of credit ($3,990 million at December 31, 2017), out of which $250 million letters of credit are guaranteed by AXA Financial while the rest of the letters of credit are guaranteed by AXA. Under the reinsurance transactions, AXA RE Arizona is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA RE Arizona fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA RE Arizona's liquidity.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life, an affiliate. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis.

   Premiums earned in 2017, 2016 and 2015 were $20 million, $20 million and $21 million, respectively. Claims and expenses paid in 2017, 2016 and 2015 were $5 million, $6 million and $5 million, respectively.

   At December 31, 2017 and 2016, affiliated reinsurance recoverables related to insurance contracts amounted to $2,659 million and $2,177 million, respectively.

   In April 2015, AXA entered into a mortality catastrophe bond based on general population mortality in each of France, Japan and the U.S. The purpose of the bond is to protect AXA against a severe worldwide pandemic. AXA Equitable entered into a stop loss reinsurance agreement with AXA Global Life to protect AXA Equitable with respect to a deterioration in its claim experience following the occurrence of an extreme mortality event. Premiums and expenses associated with the reinsurance agreement were $4 million and $4 million in 2017 and 2016, respectively.

   Investment management and service fees includes certain revenues for services provided by AB to mutual funds sponsored by AB. These revenues are described below:

                                                2017    2016     2015
                                              -------- ------- --------
                                                    (IN MILLIONS)

Investment management and services fees...... $  1,148 $   999 $  1,056
Distribution revenues........................      398     372      415
Other revenues -- shareholder servicing fees.       73      76       85
Other revenues -- other......................        7       6        5

   OTHER TRANSACTIONS. Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable Qualified Pension Plan ("AXA Equitable QP") was transferred from AXA Equitable to AXA Financial under terms of an Assumption Agreement. For additional information regarding this transaction see "Employee Benefit Plans" in Note 12.

   In 2016, AXA Equitable sold artwork to AXA Financial and recognized a $20 million gain on the sale. AXA Equitable used the proceeds received from this sale to make a $21 million donation to AXA Foundation, Inc. (the "Foundation"). The Foundation was organized for the purpose of distributing grants to various tax-exempt charitable organizations and administering various matching gift programs for AXA Equitable, its subsidiaries and affiliates.

   In 2016, AXA Equitable and Saum Sing LLC ("Saum Sing"), an affiliate, formed Broad Vista Partners LLC ("Broad Vista"), of which AXA Equitable owns 70% and Saum Sing owns 30%. On June 30, 2016, Broad Vista entered into a real estate joint venture with a third party and AXA Equitable invested approximately $25 million, reported in Other equity investments in the consolidated balance sheets.

12)EMPLOYEE BENEFIT PLANS

   AXA Equitable Retirement Plans

   AXA Equitable sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $15 million, $16 million and $18 million in 2017, 2016 and 2015, respectively.

   AXA Equitable also sponsors the AXA Equitable Retirement Plan (the "AXA Equitable QP"), a frozen qualified defined benefit pension plan covering its eligible employees and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average income over a specified period in the plan.

   Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable QP was transferred from AXA Equitable to AXA Financial under the terms of an Assumption Agreement (the "Assumption Transaction"). Immediately preceding the Assumption Transaction, the AXA Equitable QP had plan assets (held in a trust for the exclusive benefit of plan participants) with market value of approximately $2,236 million and liabilities of approximately $2,447 million. The assumption by AXA Financial and resulting extinguishment of AXA Equitable's primary liability for its obligations under the AXA Equitable QP was recognized by AXA Equitable as a capital contribution in the amount of $211 million ($137 million, net of tax), reflecting the non-cash settlement of its net unfunded liability for the AXA Equitable QP at December 31, 2015. In addition, approximately
   $1,193 million ($772 million, net of tax) unrecognized net actuarial losses related to the AXA Equitable QP and accumulated in AOCI were also transferred to AXA Financial due to the Assumption Transaction. AXA Equitable remains secondarily liable for its obligations under the AXA Equitable QP and would recognize such liability in the event AXA Financial does not perform under the terms of the Assumption Agreement.

   AB Retirement Plans

   AB maintains the Profit Sharing Plan for Employees of AB, a tax-qualified retirement plan for U.S. employees. Employer contributions under this plan are discretionary and generally are limited to the amount deductible for federal income tax purposes.

   AB also maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AB in the United States prior to October 2, 2000 (the "AB Plan"). Benefits under the
   AB Plan are based on years of credited service and average final base salary.

   AB uses a December 31 measurement date for the AB Plan.

   Funding Policy

   The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Protection Act of 2006 (the "Pension Act"), and not greater than the maximum the Company can deduct for federal income tax purposes. Based on the funded status of the plans at December 31, 2016, AB contributed $4 million to the AB Plan during 2017. AB currently estimates that it will contribute $5 million to the AB Plan during 2018. No minimum funding contributions under ERISA are required to be made to the AXA Equitable plans, and management does not expect to make any discretionary contribution to those plans during 2018.

   Net Periodic Pension Expense

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                                2017     2016     2015
                                              --------  ------  --------
                                                     (IN MILLIONS)
Service cost................................. $     --  $   --  $      8
Interest cost................................        6       6        93
Expected return on assets....................       (5)     (5)     (159)
Actuarial (gain) loss........................        1       1         1
Net amortization.............................       --      --       110
                                              --------  ------  --------
Net Periodic Pension Expense................. $      2  $    2  $     53
                                              ========  ======  ========

   Changes in PBO

   Changes in the PBO of the Company's qualified plans were comprised of:

                                                 DECEMBER 31,
                                              ------------------
                                                2017      2016
                                              --------  --------
                                                 (IN MILLIONS)

Projected benefit obligation, beginning of
  year....................................... $    132  $    129
Interest cost................................        6         6
Actuarial (gains) losses.....................       14         2
Benefits paid................................       (6)       (5)
                                              --------  --------
  Projected Benefit Obligation...............      146       132
Transfer to AXA Financial....................       --        --
                                              --------  --------
Projected Benefit Obligation, End of Year.... $    146  $    132
                                              ========  ========

   Changes in Plan Assets/Funded Status

   The following table discloses the changes in plan assets and the funded status of the Company's qualified pension plans. The fair value of plan assets supporting the AXA Equitable QP liability was not impacted by the Assumption Transaction and the payment of plan benefits will continue to be made from the plan assets held in trust for the exclusive benefit of plan participants.

                                                DECEMBER 31,
                                              ----------------
                                                2017     2016
                                              --------  ------
                                                (IN MILLIONS)

Pension plan assets at fair value, beginning
  of year.................................... $     87  $   86
Actual return on plan assets.................       14       4
Contributions................................        4      --
Benefits paid and fees.......................       (4)     (3)
                                              --------  ------
Pension plan assets at fair value, end of
  year.......................................      101      87
PBO..........................................      146     132
                                              --------  ------
  Excess of PBO Over Pension Plan Assets.....      (45)    (45)
Transfer to AXA Financial.................... $     --  $   --
                                              --------  ------
Excess of PBO Over Pension Plan Assets, end
  of year.................................... $    (45) $  (45)
                                              ========  ======

   Accrued pension costs of $(45) million and $(45) million at December 31, 2017 and 2016, respectively, were recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans. The aggregate PBO/accumulated benefit obligation ("ABO") and fair value of pension plan assets for plans with PBOs/ABOs in excess of their assets were $146 million and $101 million, respectively, at December 31, 2017 and $132 million and $87 million, respectively, at December 31, 2016.

   Unrecognized Net Actuarial (Gain) Loss

   The following table discloses the amounts included in AOCI at December 31, 2017 and 2016 that have not yet been recognized as components of net periodic pension cost.

                                              DECEMBER 31,
                                              -------------
                                               2017   2016
                                              ------ ------
                                              (IN MILLIONS)

Unrecognized net actuarial (gain) loss....... $   55 $   51
Unrecognized prior service cost (credit).....      1      1
                                              ------ ------
  Total...................................... $   56 $   52
                                              ====== ======

   The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are approximately $1.6 million and $23,959, respectively.

   Pension Plan Assets

   The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the fair values of the Company's invested assets that are measured at fair value on a recurring basis. See Note 2 for a description of the fair value hierarchy.

   At December 31, 2017 and 2016, the total fair value of plan assets for the qualified pension plans was approximately $101 million and $87 million, respectively, all supporting the AB qualified retirement plan.

                                              DECEMBER 31,
                                              ------------
                                               2017   2016
                                              -----  -----
Fixed Maturities.............................  15.0%  18.0%
Equity Securities............................  66.0   61.0
Other........................................  19.0   21.0
                                              -----  -----
Total........................................ 100.0% 100.0%
                                              =====  =====

                                              LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
                                              ------- ------- ------- -----
                                                      (IN MILLIONS)
DECEMBER 31, 2017:
ASSET CATEGORIES
Common and preferred equity.................. $    24 $    -- $    -- $  24
Mutual funds.................................      55      --      --    55
                                              ------- ------- ------- -----
  Total assets in the fair value hierarchy...      79      --      --    79
Investments measured at net assets value.....      --      --      --    22
                                              ------- ------- ------- -----
   Investments at fair value................. $    79 $    -- $    -- $ 101
                                              ======= ======= ======= =====
December 31, 2016:
Asset Categories
Common and preferred equity.................. $    21 $    -- $    -- $  21
Mutual funds.................................      47      --      --    47
                                              ------- ------- ------- -----
  Total assets in the fair value hierarchy...      68      --      --    68
Investments measured at net assets value.....      --      --      --    19
                                              ------- ------- ------- -----
   Investments at fair value................. $    68 $    -- $    -- $  87
                                              ======= ======= ======= =====

   Plan asset guidelines for the AB qualified retirement plan specify an allocation weighting of 30% to 60% for return seeking investments (target of 40%), 10% to 30% for risk mitigating investments (target of 15%), 0% to 25% for diversifying investments (target of 17%) and 18% to 38% for dynamic asset allocation (target of 28%). Investments in mutual funds, hedge funds (and other alternative investments), and other commingled investment vehicles are permitted under the guidelines. Investments are permitted in overlay portfolios (regulated mutual funds) to complement the long-term strategic asset allocation. This portfolio overlay strategy is designed to manage short-term portfolio risk and mitigate the effect of extreme outcomes.

   Assumptions

   DISCOUNT RATE

   The benefits obligations and related net periodic costs of the Company's qualified and non-qualified pension plans are measured using discount rate assumptions that reflect the rates at which the plans' benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the plans are discounted using a published high-quality bond yield curve as a practical expedient for a matching bond approach. Beginning in 2014, AXA Equitable uses the Citigroup Pension Above-Median-AA Curve (the "Citigroup Curve") for this purpose. The Company has concluded that an adjustment to the Citigroup Curve is not required after comparing the projected benefit streams of the plans to the cash flows and duration of the reference bonds.

   At December 31, 2015, AXA Equitable refined its calculation of the discount rate to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient. Use of the discrete approach at December 31, 2015 produced a discount rate for the AXA Equitable Life QP of 3.98% as compared to a 4.00% aggregate rate, thereby increasing the net unfunded PBO of the AXA Equitable Life QP by approximately $4 million in 2015.

   MORTALITY

   At December 31, 2015, AXA Equitable concluded to change the mortality projection scale used to measure and report the Company's defined benefit plan obligations from 125% Scale AA to Scale BB, representing a reasonable "fit" to the results of the AXA Equitable QP mortality experience study and a closer alignment to current thinking with respect to projections of mortality improvements.

   In October 2016, the Society of Actuaries ("SOA") released MP-2016, its second annual update to the "gold standard" mortality projection scale issued by the SOA in 2014, reflecting three additional years of historical U.S. population historical mortality data (2012 through 2014). Similar to its predecessor (MP-2015), MP-2016 indicated that, while mortality data continued to show longer lives, longevity was increasing at a slower rate and lagging behind that previously suggested both by MP-2015 and MP-2014. The Company considered this new data as well as observations made from current practice regarding how to best estimate improved trends in life expectancies and concluded to continue using the RP-2000 base mortality table projected on a full generational basis with Scale BB mortality improvements for purposes of measuring and reporting its consolidated defined benefit plan obligations at December 31, 2017.

   Actuarial computations used to determine net periodic costs were made utilizing the following weighted-average assumptions:

                                              Year ended December31,
                                              ---------------------
                                              2017    2016    2015
                                              ----    ----    ----
Discount rate on benefit obligations......... 4.55%   4.75%   4.30%
Expected long-term rate of return on plan
  assets.....................................  6.0%    6.5%    7.0%

   In developing the expected long-term rate of return on plan assets of 6.0%, management considered the historical returns and future expectations for returns for each asset category, as well as the target asset allocation of the portfolio. The expected long-term rate of return on assets is based on weighted average expected returns for each asset class.

   As of December 31, 2017, the mortality projection assumption has been updated to use the generational MP-2017 improvement scale. Previously, mortality was projected generationally using the MP-2016 improvements scale. The base mortality assumption remains at the RP-2014 white-collar mortality table for males and females adjusted back to 2006 using the MP-2014 improvement scale.

   The Internal Revenue Service ("IRS") recently updated the mortality tables used to determine lump sums. For fiscal year-end 2017, we reflected the actual IRS table for 2018 with assumed annual updates for years 2019 and later on the base table (RP-2014 backed off to 2006) with the assumed projection scale of MP-2017.

   The following table discloses assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2017 and 2016. As described above, AXA Equitable refined its calculation of the discount rate for the year ended December 31, 2015 valuation of its defined benefits plans to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient.

                                              DECEMBER 31,
                                              -----------
                                              2017   2016
                                              -----  -----
Discount rates:
   Other AXA Equitable defined benefit plans. 3.17%  3.48%
   AB Qualified Retirement Plan.............. 4.55%  4.75%
   Periodic cost............................. 3.48%   3.7%
   Expected long-term rates of return on
     pension plan assets (periodic cost).....  6.0%   6.5%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

   Future Benefits

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2018, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2017 and include benefits attributable to estimated future employee service.

                                                 PENSION
                                                BENEFITS
                                              -------------
                                              (IN MILLIONS)

2018.........................................  $          7
2019.........................................             7
2020.........................................             5
2021.........................................             6
2022.........................................             8
Years 2023-2027..............................            40

   AXA FINANCIAL ASSUMPTIONS

   In addition to the Assumption Transaction, since December 31, 1999, AXA Financial has legally assumed primary liability from AXA Equitable for all current and future liabilities of AXA Equitable under certain employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with all of these plans, as described in Note 12.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees, financial professionals and non-officer directors of AXA Financial and its subsidiaries, including the Company. AB also sponsors its own unit option plans for certain of its employees.

   Compensation costs for 2017, 2016 and 2015 for share-based payment arrangements as further described herein are as follows:

                                               2017   2016   2015
                                              ------ ------ ------
                                                 (IN MILLIONS)
Performance Shares........................... $   18 $   17 $   18
Stock Options (Other than AB stock options)..      1      1      1
AXA Shareplan................................      9     14     16
Restricted Awards............................    185    154    174
Other Compensation plans/(1)/................      2      1      2
                                              ------ ------ ------
Total Compensation Expenses.................. $  215 $  187 $  211
                                              ====== ====== ======

  /(1)/Other compensation plans include Stock Appreciation Rights, Restricted
       Stock and AXA Miles.

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance shares under the AXA International Performance Shares Plan (the "Performance Share Plan"). Prior to 2013, they were granted performance units under AXA's Performance Unit Plan.

   Non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) are granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA
   ADRs) annually under The Equity Plan for Directors. They also were granted ADR stock options in years prior to 2014.

   Performance Units and Performance Shares

   2017 GRANT. On June 21, 2017, under the terms of the Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to employees of the Company. For employees in our retirement and protection businesses, the extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and the retirement and protection businesses are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2017, the expense associated with the June 21, 2017 grant of performance shares was approximately $9 million.

   SETTLEMENT OF 2014 GRANT IN 2017. On March 24, 2017, share distributions totaling of approximately $21 million were made to active and former AXA Equitable employees in settlement of 2.3 million performance shares earned under the terms of the AXA Performance Share Plan 2014.

   2016 GRANT. On June 6, 2016, under the terms of the Performance Share Plan, AXA awarded approximately 1.9 million unearned performance shares to employees of AXA Equitable. For employees in our retirement and protection businesses, the extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and the retirement and protection businesses are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2017 and 2016, the expense associated with the June 6, 2016 grant of performance shares was approximately $4 million and $10 million, respectively.

   SETTLEMENT OF 2013 GRANT IN 2016. On March 22, 2016, cash distributions of approximately $55 million were made to active and former AXA Equitable employees in settlement of 2.3 million performance units earned under the terms of the 2013 Performance Share Plan.

   2015 GRANT. On June 19, 2015, under the terms of the Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to employees of AXA Equitable. For employees in our retirement and protection businesses, the extent to which 2016-2018 cumulative performance targets measuring the performance of AXA and the retirement and protection businesses are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2017, 2016 and 2015, the expense associated with the June 19, 2015 grant of performance shares was $3 million, $4 million and $8 million, respectively.

   SETTLEMENT OF 2012 GRANT IN 2015. On April 2, 2015, cash distributions of approximately $53 million were made to active and former AXA Equitable employees in settlement of approximately 2.3 million performance units earned under the terms of the AXA Performance Unit Plan 2012.

   The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for performance unit awards as they are settled in cash. The fair value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2017 and 2016 was $45 million and $31 million, respectively. Approximately 2 million outstanding performance shares are at risk to achievement of 2017 performance criteria, primarily representing all of the performance shares granted June 19, 2015 and the second tranche of performance shares granted March 24, 2014, for which cumulative average 2016-2018 and 2015-2017 performance targets will determine the number of performance units and shares earned under those awards, respectively.

   Stock Options

   2017 GRANT. On June 21, 2017, 0.5 million options to purchase AXA ordinary shares were granted to employees of the Company under the terms of the Stock Option Plan at an exercise price of (Euro)23.92. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 21, 2017, 0.3 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 21, 2017 have a ten-year term. The weighted average grant date fair value per option award was estimated at (Euro)1.78 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 25.05%, a weighted average expected term of 8.8 years, an expected dividend yield of 6.53% and a risk-free interest rate of 0.59%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2017, the Company recognized expenses associated with the June 21, 2017 grant of options of approximately $0.5 million.

   2016 GRANT. On June 6, 2016, 0.6 million options to purchase AXA ordinary shares were granted to employees of the Company under the terms of the Stock Option Plan at an exercise price of (Euro)21.52. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 6, 2016, 0.3 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 6, 2016 have a ten-year term. The weighted average grant date fair value per option award was estimated at (Euro)1.85 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 26.6%, a weighted average expected term of 8.1 years, an expected dividend yield of 6.49% and a risk-free interest rate of 0.33%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2017 and 2016, the Company recognized expenses associated with the June 6, 2015 grant of options of approximately $0.1 million and $0.6 million, respectively.

   2015 GRANT. On June 19, 2015, 0.4 million options to purchase AXA ordinary shares were granted to employees of the Company under the terms of the Stock Option Plan at an exercise price of (Euro)22.90. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 19, 2015, 0.2 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 19, 2015 have a ten-year term. The weighted average grant date fair value per option award was estimated at (Euro)1.58 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 23.68%, a weighted average expected term of 8.2 years, an expected dividend yield of 6.29% and a risk-free interest rate of 0.92%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2017, 2016 and 2015, the Company recognized expenses associated with the June 19, 2015 grant of options of approximately $0.1 million, $0.1 million and $0.3 million, respectively.

   Shares Authorized

   There is no limitation in the Stock Option Plan or the Equity Plan for Directors on the number of shares that may be issued pursuant to option or other grants.

   A summary of the activity in the AXA and the Company's option plans during 2017 follows:

                                                                             Options Outstanding
                                              ---------------------------------------------------------------------------------
                                                      AXA Ordinary Shares             AXA ADRs/(2)/         AB Holding Units
                                              ---------------------------------   ---------------------- ----------------------
                                                                  Weighted                     Weighted               Weighted
                                                Number            Average           Number     Average     Number     Average
                                              Outstanding         Exercise        Outstanding  Exercise  Outstanding  Exercise
                                              (In 000's)           Price          (In 000's)    Price    (In 000's)    Price
                                              -----------  --------------------   -----------  --------- -----------  ---------

Options Outstanding at January 1, 2017.......       9,536        (Euro)   21.02            45  $   24.90       5,085  $   49.45
Options granted..............................         488          (Euro) 23.92            --  $      --          --  $      --
Options exercised............................      (1,996) (Euro)         18.02            (2) $   21.35      (1,180) $   17.04
Options forfeited, net.......................          --  (Euro)            --            --  $      --          --  $      --
Options expired..............................      (2,626)                33.77            (8)     42.62        (823) $   84.96
                                               ----------                         -----------             ----------
Options Outstanding at December 31, 2017.....       5,402  (Euro)         17.36            35  $   20.98       3,082  $   52.37
                                               ==========  ====================   ===========  =========  ==========  =========
Aggregate Intrinsic..........................
Value of Options Outstanding/(1)/............              (Euro)     39,861/(2)/              $     303                     --
                                                           ====================                =========              =========
Weighted Average Remaining Contractual Term
  (in years).................................         4.2                                 1.2                    1.2
                                               ==========                         ===========             ==========
Options Exercisable at December 31, 2017.....       3,406  (Euro)         14.68            35  $   42.62       3,018  $   52.97
                                               ==========  ====================   ===========  =========  ==========  =========
Aggregate Intrinsic Value of Options
  Exercisable & Expected to Vest/(1)/........              (Euro)        34,275                $     303                     --
                                                           ====================                =========              =========
Weighted Average Remaining Contractual Term
  (in years).................................         2.8                                 1.2                    1.1
                                               ==========                         ===========             ==========

  /(1)/Aggregate intrinsic value, presented in thousands, is calculated as the excess of the closing market price on December 31, 2017 of the respective underlying shares over the strike prices of the option awards.
  /(2)/AXA ordinary shares will be delivered to participants in lieu of AXA
       ADRs at exercise or maturity.

   No stock options were exercised in 2017 and 2016. The intrinsic value related to exercises of stock options during 2015 was approximately
   $0.2 million, resulting in amounts currently deductible for tax purposes of approximately $0.1 million for the period then ended. In 2015, windfall tax benefits of approximately $0.1 million resulted from exercises of stock option awards.

   At December 31, 2017, AXA Financial held 22,974 AXA ordinary shares in treasury at a weighted average cost of $23.14 per share, which were designated to fund future exercises of outstanding stock options.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2017, 2016 and 2015, respectively.

                                                   AXA Ordinary Shares       AB Holding Units/(1)/
                                              ----------------------------  -----------------------
                                                2017      2016      2015    2017   2016      2015
                                              --------  --------  --------  ---- --------  --------

Dividend yield...............................     6.53%     6.49%     6.29%  N/A     7.10%     7.10%
Expected volatility..........................    25.05%    26.60%    23.68%  N/A    31.00%    32.10%
Risk-free interest rates.....................     0.59%     0.33%     0.92%  N/A     1.30%     1.50%
Expected life in years.......................     8.83       8.1       8.2   N/A      6.0       6.0
Weighted average fair value per option at
  grant date................................. $   2.01  $   2.06  $   1.73   N/A $   2.75  $   4.13

  /(1)/There were no options to buy AB Holding Units awarded during 2017. As such, the input assumptions for 2017 are not applicable.

   As of December 31, 2017, approximately $1 million of unrecognized compensation cost related to unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 2.8 years.

   AXA OPTIONS VALUATION. The fair value of AXA stock options is calculated using the Black-Scholes option pricing model. The expected AXA dividend yield is based on market consensus. AXA share price volatility is estimated on the basis of implied volatility, which is checked against an analysis of historical volatility to ensure consistency. The risk-free interest rate is based on the Euro Swap Rate curve for the appropriate term. The effect of expected early exercise is taken into account through the use of an expected life assumption based on historical data.

   AB HOLDING UNIT OPTIONS VALUATION. The fair value of units representing assignments of beneficial ownership of limited partnership interests in AB Holding ("AB Holding Units") options is calculated using the Black-Scholes option pricing model. The expected cash distribution yield is based on the average of our distribution yield over the past four quarters. The volatility factor represents historical AB Holding Units price volatility over the same period as the expected term. The risk-free interest rate is based on the U.S. Treasury bond yield for the appropriate expected term. The expected term was calculated using the simplified method, due to the lack of sufficient historical data.

   Restricted Awards

   Under The Equity Plan for Directors, AXA Financial grants non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) restricted AXA ordinary shares. Likewise, AB awards restricted AB Holding units to independent members of its General Partner.

   The Company has also granted restricted AXA ordinary share units ("RSUs") to certain executives. The RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

   For 2017, 2016 and 2015, respectively, the Company recognized compensation costs of $185 million, $154 million and $174 million for outstanding restricted stock and RSUs. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes are made until settlement and only for RSUs. At December 31, 2017, approximately
   19.1 million restricted AXA ordinary shares and AB Holding unit awards remain unvested. At December 31, 2017, approximately $57 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 3.0 years.

   The following table summarizes restricted AXA ordinary share activity for 2017. In addition, approximately 11,069 RSUs were granted during 2017 with graded vesting over a weighted average service period of 2.06 years.

                                                          WEIGHTED
                                              SHARES OF   AVERAGE
                                              RESTRICTED GRANT DATE
                                                STOCK    FAIR VALUE
                                              ---------- ----------
Unvested as of January 1, 2017...............     36,306 $    24.46
Granted......................................     12,929 $    27.49
Vested.......................................     11,819 $    24.30
                                               --------- ----------
Unvested as of December 31, 2017.............     37,416 $    24.04
                                               ========= ==========

   Unrestricted Awards

   Under the Equity Plan for Directors, AXA Financial provides a stock retainer to non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable). Pursuant to the terms of the retainer, the non-officer directors receive AXA ordinary shares valued at $55,000 each year, paid on a semi-annual basis. These shares are not subject to any vesting requirement or other restriction.

   AXA Shareplan

   In 2017, eligible employees of participating AXA Financial subsidiaries (including AXA Equitable) were offered the opportunity to purchase newly issued AXA ordinary shares, subject to plan limits, under the terms of AXA Shareplan 2017. Eligible employees could have reserved a share purchase during the reservation period from August 28, 2017 through September 8, 2017 and could have canceled their reservation or elected to make a purchase for the first time during the retraction/subscription period from October 13, 2017 through October 17, 2017. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 11, 2017 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of (Euro)20.19 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at an 8.98% formula discounted price of (Euro)22.96 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty-two week period preceding the scheduled end date of AXA Shareplan 2017, which is July 1, 2022. All subscriptions became binding and irrevocable on October 17, 2017.

   The Company recognized compensation expense of $9 million, $14 million and $16 million in 2017, 2016 and 2015 in connection with each respective year's offering of AXA stock under the AXA Shareplan, representing the aggregate discount provided to AXA Equitable participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. AXA Equitable participants in AXA Shareplan 2017, 2016 and 2015 primarily invested under Investment Option B for the purchase of approximately $4 million, $6 million and $5 million AXA ordinary shares, respectively.

   AXA Miles Program 2012

   On March 16, 2012, under the terms of the AXA Miles Program 2012, AXA granted 50 AXA Miles to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents a phantom share of AXA stock that will convert to an actual AXA ordinary share at the end of a four-year vesting period provided the employee or financial professional remains in the employ of the company or has retired from service. Half of each AXA Miles grant, or 25 AXA Miles, were subject to an additional vesting condition that required improvement in at least one of two AXA performance metrics in 2012 as compared to 2011. This vesting condition has been satisfied. On March 16, 2016, AXA ordinary share distributions totaling approximately $4 million were made to active and former employees of the Company in settlement of approximately 0.2 million AXA Miles earned under the terms of the AXA Miles Program 2012.

   AB Long-term Incentive Compensation Plans

   AB maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AB Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect, wholly-owned subsidiary of the Company, is obligated to make capital contributions to AB in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AB in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in AB Holding Units or certain investment products (primarily mutual funds) sponsored by AB. Beginning in 2009, annual awards granted under the Amended and Restated AB Incentive Compensation Award Program were in the form of restricted AB Holding Units.

   AB engages in open-market purchases of AB Holding Units to help fund anticipated obligations under its incentive compensation award program, for purchases of AB Holding Units from employees and other corporate purposes. During 2017 and 2016, AB purchased 9 million and 11 million Holding units for $220 million and $237 million respectively. These amounts reflect open-market purchases of 5 million and 8 million AB Holding units for $117 million and $176 million, respectively, with the remainder relating to purchases of AB Holding units from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, offset by AB Holding units purchased by employees as part of a distribution reinvestment election.

   During 2017, AB granted to employees and eligible directors 8.3 million restricted AB Holding unit awards (including 6.1 million granted in December for 2017 year-end awards).

   During 2016, AB granted to employees and eligible directors 7.0 million restricted AB Holding awards (including 6.1 million granted in December 2016 for year-end awards). The cost of awards made in the form of restricted AB Holding Units was measured, recognized, and disclosed as a share-based compensation program.

   During 2017 and 2016, AB Holding issued 1.2 million and 0.4 million AB Holding units, respectively, upon exercise of options to buy AB Holding units. AB Holding used the proceeds of $20 million and $6 million, respectively, received from employees as payment in cash for the exercise price to purchase the equivalent number of newly-issued AB Holding Units.

   Effective as of September 30, 2017, AB established the AB 2017 Long Term Incentive Plan ("2017 Plan"), which was adopted at a special meeting of AB Holding Unitholders held on September 29, 2017. The following forms of awards may be granted to employees and Eligible Directors under the 2017
   Plan: (i) restricted AB Holding Units or phantom restricted AB Holding Units (a "phantom" award is a contractual right to receive AB Holding Units at a later date or upon a specified event); (ii) options to buy AB Holding Units; and (iii) other AB Holding Unit-based awards (including, without limitation, AB Holding Unit appreciation rights and performance awards). The purpose of the 2017

   Plan is to promote the interest of AB by: (i) attracting and retaining talented officers, employees and directors, (ii) motivating such officers, employees and directors by means of performance-related incentives to achieve longer-range business and operational goals, (iii) enabling such officers, employees and directors to participate in the long-term growth and financial success of AB, and (iv) aligning the interests of such officers, employees and directors with those of AB Holding Unitholders. The 2017 Plan will expire on September 30, 2027, and no awards under the 2017 Plan will be made after that date. Under the 2017 Plan, the aggregate number of AB Holding Units with respect to which awards may be granted is 60 million, including no more than 30 million newly-issued AB Holding units.

   As of December 31, 2017, no options to buy AB Holding units had been granted and 6.1 million AB Holding units, net of withholding tax requirements, were subject to other AB Holding Unit awards made under the 2017 Plan or an equity compensation plan with similar terms that was canceled in 2017. AB Holding Unit-based awards (including options) in respect of 53.9 million AB Holding units were available for grant as of December 31, 2017.

   The AllianceBernstein 2010 Long Term Incentive Plan, as amended, was canceled on September 30, 2017. The awards and terms under the 2010 Long Term Incentive Plan were substantially similar to the 2017 Plan.

14)INCOME TAXES

   Income (loss) from continuing operations before income taxes included income from domestic operations of $2,115 million, $505 million and $924 million for the years ended December 31, 2017, 2016 and 2015, and income (losses) from foreign operations of $140 million, $117 million and $114 million for the years ended December 31, 2017, 2016 and 2015. Approximately $29 million, $31 million, and $28 million of the company's income tax expense is attributed to foreign jurisdictions for the years ended December 31, 2017, 2016 and 2015.

   A summary of the income tax (expense) benefit in the consolidated statements of income (loss) follows:

                                                 2017       2016     2015
                                              ----------  -------  -------
                                                      (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit.................. $       (6) $  (274) $   (19)
  Deferred (expense) benefit.................      1,145      358       41
                                              ----------  -------  -------
Total........................................ $    1,139  $    84  $    22
                                              ==========  =======  =======

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the income before income taxes and noncontrolling interest by the expected Federal income tax rate of 35.0%. The sources of the difference and their tax effects are as follows:

                                                 2017      2016     2015
                                              ---------  -------  --------
                                                      (IN MILLIONS)

Expected income tax (expense) benefit........ $    (789) $  (218) $   (363)
Noncontrolling interest......................       175      162       118
Non-taxable investment income (loss).........       250      175       189
Tax audit interest...........................        (6)     (22)        1
State income taxes...........................        (3)      (8)        1
Tax settlements/Uncertain Tax Position
  Release....................................       221       --        77
Change in Tax Law............................     1,308       --        --
Other........................................       (17)      (5)       (1)
                                              ---------  -------  --------
Income tax (expense) benefit................. $   1,139  $    84  $     22
                                              =========  =======  ========

   During the second quarter of 2017, the Company agreed to the Internal Revenue Service's Revenue Agent's Report for its consolidated 2008 and 2009 Federal corporate income tax returns. The impact on the Company's financial statements and unrecognized tax benefits was a tax benefit of $221 million.

   In second quarter 2015, the Company recognized a tax benefit of $77 million related to settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns.

   The Tax Cuts and Jobs Act (the "Tax Reform Act") was enacted on December 22, 2017. The SEC issued Staff Accounting Bulletin No. 118 ("SAB 118") to address the application of U.S. GAAP in situations where a company does not have the necessary information available to complete its accounting for certain income tax effects of the Tax Reform Act. In accordance with SAB 118, the Company determined reasonable estimates for certain effects of the Tax Reform Act and recorded those estimates as provisional amounts in the 2017 financial statements due to the need for further analysis, collection and preparation of the relevant data necessary to complete the accounting. These amounts are subject to change as the information necessary to complete the calculations is obtained and as tax authorities issue further guidance.

   The following provisional amounts related to the impact of the Tax Reform Act are included in the Company's financial statements:

      . An income tax benefit of $1,331 million from the reduction of deferred tax liabilities due to lower corporate tax rates. The Company will recognize changes to this estimate as the calculation of cumulative temporary differences is refined.

      . An income tax expense of $23 million to account for the deemed repatriation of foreign earnings. The determination of this tax requires further analysis regarding the amount and composition of historical foreign earnings.

   The components of the net deferred income taxes are as follows:

                                               DECEMBER 31, 2017    December 31, 2016
                                              -------------------- --------------------
                                               ASSETS  LIABILITIES  Assets  Liabilities
                                              -------- ----------- -------- -----------
                                                            (IN MILLIONS)

Compensation and related benefits............ $     47  $       -- $     88  $       --
Net operating loss...........................       --          --       --          --
Reserves and reinsurance.....................       --          83       --         534
DAC..........................................       --         821       --       1,463
Unrealized investment gains (losses).........       --         298       --          23
Investments..................................       --         997       --       1,062
Alternative minimum tax credits..............      387          --      394          --
Other........................................       67          --        5          --
                                              --------  ---------- --------  ----------
Total........................................ $    501  $    2,199 $    487  $    3,082
                                              ========  ========== ========  ==========

   As of December 31, 2017, the Company had $387 million of AMT credits which do not expire. While the Tax Reform Act repealed the corporate AMT and allows for the refund of a portion of accumulated minimum tax credits, the refundable credits may be subject to a sequestration fee. Included in the deferred tax revaluation is a $20 million charge related to the sequestration of refundable AMT credits.

   In accordance with the recently enacted Tax Reform Act, the Company provided a $23 million provisional charge on the deemed repatriation of earnings associated with non-U.S. corporate subsidiaries. Therefore, the Company is no longer asserting permanent reinvestment of earnings overseas. Per SAB 118, the Company continues to evaluate the remaining income tax effects on the reversal of the indefinite reinvestment assertion as a result of the Tax Reform Act.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                               2017    2016   2015
                                              ------  ------ ------
                                                  (IN MILLIONS)

Balance at January 1,........................ $  457  $  418 $  475
Additions for tax positions of prior years...     28      39     44
Reductions for tax positions of prior years..   (245)     --   (101)
Additions for tax positions of current year..     --      --     --
Settlements with Tax Authorities.............    (33)     --     --
                                              ------  ------ ------
Balance at December 31,...................... $  207  $  457 $  418
                                              ------  ------ ------
Unrecognized tax benefits that, if
  recognized, would impact the effective rate    172     329    293
                                              ======  ====== ======

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2017 and 2016 were $23 million and $67 million, respectively. For 2017, 2016 and 2015, respectively, there were $(44) million, $15 million and $(25) million in interest expense related to unrecognized tax benefits.

   It is reasonably possible that the total amount of unrecognized tax benefits will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

   As of December 31, 2017, tax years 2010 and subsequent remain subject to examination by the IRS.

15)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in Net income (loss). The balances for the past three years follow:

                                                 DECEMBER 31,
                                              ------------------
                                               2017  2016   2015
                                              -----  ----  -----
                                                 (IN MILLIONS)
Unrealized gains (losses) on investments..... $ 617  $ 54  $ 248
Foreign currency translation adjustments.....   (36)  (77)   (59)
Defined benefit pension plans................   (51)  (46)   (43)
                                              -----  ----  -----
Total accumulated other comprehensive income
  (loss).....................................   530   (69)   146
                                              -----  ----  -----
Less: Accumulated other comprehensive
  (income) loss attributable to
  noncontrolling interest....................    68    86     69
                                              -----  ----  -----
Accumulated Other Comprehensive Income
  (Loss) Attributable to AXA Equitable....... $ 598  $ 17  $ 215
                                              =====  ====  =====

   The components of OCI for the past three years, net of tax, follow:

                                                 2017   2016    2015
                                                -----  -----  -------
                                                    (IN MILLIONS)
Foreign currency translation adjustments:
  Foreign currency translation gains
   (losses) arising during the period.......... $  41  $ (18) $   (25)
  (Gains) losses reclassified into net
   income (loss) during the period.............    --     --       --
                                                -----  -----  -------
  Foreign currency translation adjustment......    41    (18)     (25)
                                                -----  -----  -------
Change in net unrealized gains (losses) on
  investments:
  Net unrealized gains (losses) arising
   during the year.............................   741   (160)  (1,020)
  (Gains) losses reclassified into net
   income (loss) during the year/(1)/..........     8      2       12
                                                -----  -----  -------
Net unrealized gains (losses) on investments...   749   (158)  (1,008)
Adjustments for policyholders' liabilities,
  DAC, insurance liability loss recognition
  and other....................................  (186)   (36)     176
                                                -----  -----  -------
Change in unrealized gains (losses), net of
  adjustments (net of deferred income tax
  expense (benefit) of $(244) million, $(97)
  million, and $(454) million).................   563   (194)    (832)
                                                -----  -----  -------
Change in defined benefit plans:
  Net gain (loss) arising during the year......    --     --       --
  Prior service cost arising during the year...    --     --       --
   Less: reclassification adjustments to net
     income (loss) for:/(2)/...................
     Amortization of net (gains) losses
       included in net periodic cost...........    (5)    (3)      (4)
     Amortization of net prior service
       credit included in net periodic cost....    --     --       --
                                                -----  -----  -------
Change in defined benefit plans (net of
  deferred income tax expense (benefit) of
  $(2), $(2) and $(2)).........................    (5)    (3)      (4)
                                                -----  -----  -------
Total other comprehensive income (loss), net
  of income taxes..............................   599   (215)     861
Less: Other comprehensive (income) loss
  attributable to noncontrolling interest......   (18)    17       15
                                                -----  -----  -------
Other Comprehensive Income (Loss)
  Attributable to AXA Equitable................ $ 581  $(198) $  (846)
                                                =====  =====  =======

  /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(5) million, $(1) million and $(6) million for 2017, 2016 and 2015, respectively.

  /(2)/These AOCI components are included in the computation of net periodic costs (see "Employee Benefit Plans" in Note 12). Reclassification amounts presented net of income tax expense (benefit) of $2 million, $2 million and $2 million for 2017, 2016 and 2015, respectively.

   Investment gains and losses reclassified from AOCI to net income (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of income (loss). Amounts reclassified from AOCI to net income (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of income (loss). Amounts presented in the table above are net of tax.

16)COMMITMENTS AND CONTINGENT LIABILITIES

   LITIGATION

   Litigation, regulatory and other loss contingencies arise in the ordinary course of the Company's activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, the use of captive reinsurers, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters.

   As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

   The outcome of a litigation or regulatory matter is difficult to predict and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

   For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2017, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date, to be up to approximately
   $90 million.

   For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

   In July 2011, a derivative action was filed in the United States District Court for the District of New Jersey entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("Sivolella Litigation") and a substantially similar action was filed in January 2013 entitled Sanford ET AL. v. AXA Equitable FMG ("Sanford Litigation"). These lawsuits were filed on behalf of a total of twelve mutual funds and, among other things, seek recovery under (i) Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and AXA Equitable FMG for investment management services and administrative services and
   (ii) a variety of other theories including unjust enrichment. The Sivolella Litigation and the Sanford Litigation were consolidated and a 25-day trial commenced in January 2016 and concluded in February 2016. In August 2016, the District Court issued its decision in favor of AXA Equitable and AXA Equitable FMG, finding that the plaintiffs had failed to meet their burden to demonstrate that AXA Equitable and AXA Equitable FMG breached their fiduciary duty in violation of Section 36(b) of the Investment Company Act or show any actual damages. In September 2016, the plaintiffs filed a motion to amend the District Court's trial opinion and to amend or make new findings of fact and/or conclusions of law. In December 2016, the District Court issued an order denying the motion to amend and plaintiffs filed a notice to appeal the District Court's decision to the U.S. Court of Appeals for the Third Circuit. We are vigorously defending this matter.

   In April 2014, a lawsuit was filed in the United States District Court for the Southern District of New York, now entitled Ross v. AXA Equitable Life Insurance Company. The lawsuit is a putative class action on behalf of all persons and entities that, between 2011 and March 11, 2014, directly or indirectly, purchased, renewed or paid premiums on life insurance policies issued by AXA Equitable (the "Policies"). The complaint alleges that AXA Equitable did not disclose in its New York statutory annual statements or elsewhere that the collateral for certain reinsurance transactions with affiliated reinsurance companies was supported by parental guarantees, an omission that allegedly caused AXA Equitable to misrepresent its "financial condition" and "legal reserve system." The lawsuit seeks recovery under
   Section 4226 of the New York Insurance Law of all premiums paid by the class for the Policies during the relevant period. In July 2015, the Court granted AXA Equitable's motion to dismiss for lack of subject matter jurisdiction. In April 2015, a second action in the United States District Court for the Southern District of New York was filed on behalf of a putative class of variable annuity holders with "Guaranteed Benefits Insurance Riders," entitled Calvin W. Yarbrough, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. The new action covers the same class period, makes substantially the same allegations, and seeks the same relief as the Ross action. In October 2015, the Court, on its own, dismissed the Yarbrough litigation on similar grounds as the Ross litigation. In December 2015, the Second Circuit denied the plaintiffs motion to consolidate their appeals but ordered that the appeals be heard together before a single panel of judges. In February 2017, the Second Circuit affirmed the decisions of the district court in favor of AXA Equitable, and that decision is now final because the plaintiffs failed to file a further appeal.

   In November 2014, a lawsuit was filed in the Superior Court of New Jersey, Camden County entitled Arlene Shuster, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all AXA Equitable variable life insurance policyholders who allocated funds from their policy accounts to investments in AXA Equitable's Separate Accounts, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. The action asserts that AXA Equitable breached its variable life insurance contracts by implementing the volatility management strategy. In February 2016, the Court dismissed the complaint. In March 2016, the plaintiff filed a notice of appeal. In August 2015, another lawsuit was filed in Connecticut Superior Court, Judicial Division of New Haven entitled Richard T. O'Donnell, on behalf of himself and all others similarly situated
   v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all persons who purchased variable annuities from AXA Equitable, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. Plaintiff asserts a claim for breach of contract alleging that AXA Equitable implemented the volatility management strategy in violation of applicable law. In November 2015, the Connecticut Federal District Court transferred this action to the United States District Court for the Southern District of New York. In March 2017, the Southern District of New York granted AXA Equitable's motion to dismiss the complaint. In April 2017, the plaintiff filed a notice of appeal. In April 2018, the appellate court reversed the trial court's decision and remanded the case back to Connecticut state court. We are vigorously defending these matters.

   In February 2016, a lawsuit was filed in the United States District Court for the Southern District of New York entitled Brach Family Foundation, Inc.
   v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action brought on behalf of all owners of universal life ("UL") policies subject to AXA Equitable's COI increase. In early 2016, AXA Equitable raised COI rates for certain UL policies issued between 2004 and 2007, which had both issue ages 70 and above and a current face value amount of $1 million and above. The current complaint alleges a claim for breach of contract and a claim that AXA Equitable made misrepresentations in violation of
   Section 4226 of the New York Insurance Law ("Section 4226"). Plaintiff seeks
   (a) with respect to its breach of contract claim, compensatory damages, costs, and, pre- and post-judgment interest, and (b) with respect to its claim concerning Section 4226, a penalty in the amount of premiums paid by the plaintiff and the putative class. AXA Equitable's response to the complaint was filed in February 2017. Additionally, a separate putative class action and seven individual actions challenging the COI increase have been filed against AXA Equitable in Federal or State courts. Within that group, all of the outstanding Federal actions (the second putative class action and three individual actions) have been transferred to the Federal court where the Brach Family Foundation, Inc. litigation is pending. In October 2017, the Brach court entered an order consolidating the Brach class action and the other putative class action for all purposes and has also ordered that the three individual actions be consolidated with the Brach litigation for the purposes of coordinating pre-trial activities. We are in various stages of motion practice in each of these matters and are vigorously defending them.

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2018 and the four successive years are $214 million, $207 million, $177 million, $169 million, $156 million and $334 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2018 and the four successive years is $56 million, $58 million, $41 million, $40 million, $37 million and $60 million thereafter.

   Rent expense, which is amortized on a straight-line basis over the life of the lease, was $142.9 million, $140.2 million, $137.7 million, respectively, for the years ended December 31, 2017, 2016 and 2015, net of sublease income of $16.4 million, $15.8 million, $5.2 million, respectively, for the years ended December 31, 2017, 2016 and 2015.

   Obligations under Funding Agreements

   Entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLBNY stock and the pledge of assets as collateral, AXA Equitable has purchased FHLBNY stock of $144 million and pledged collateral with a carrying value of $4,510 million, as of December 31, 2017. AXA Equitable issues short-term funding agreements to the FHLBNY and uses the funds for asset liability and cash management purposes. AXA Equitable issues long term funding agreements to the FHLBNY and uses the funds for spread lending purposes. Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. For other instruments used for asset/liability and cash management purposes, see "Derivative and offsetting assets and liabilities" included in Note 3. The table below summarizes AXA Equitable's activity of funding agreements with the FHLBNY.

                                               OUTSTANDING                                           REPAID
                                              BALANCE AT END      MATURITY OF        ISSUED DURING DURING THE
                                                 OF YEAR       OUTSTANDING BALANCE     THE YEAR       YEAR
                                              --------------- ---------------------- ------------- ----------
                                                                       (IN MILLIONS)
DECEMBER 31, 2017:
Short-term FHLBNY funding agreements.........             500 less than one month            6,000      6,000
Long-term FHLBNY funding agreements..........           1,244 less than 4 years                324
                                                          377 Less than 5 years                303
                                                          879 great than five years            135
                                              ---------------                        ------------- ----------
Total long-term funding agreements...........           2,500                                  762         --
                                              ---------------                        ------------- ----------
Total FHLBNY funding agreements at
  December 31, 2017/(1)/.....................           3,000                                6,762      6,000
                                              ===============                        ============= ==========
December 31, 2016:
Short-term FHLBNY funding agreements......... $           500 less than one month    $       6,000 $    6,000
Long-term FHLBNY funding agreements.......... $            58 less than 4 years      $          58 $       --
                                              $           862 Less than 5 years      $         862 $       --
                                              $           818 great than five years  $         818 $       --
                                              ---------------                        ------------- ----------
Total long-term funding agreements........... $         1,738                        $       1,738 $       --
                                              ---------------                        ------------- ----------
Total FHLBNY funding agreements at
  December 31, 2016.......................... $         2,238                        $       7,738 $    6,000
                                              ===============                        ============= ==========

  /(1)/The $14 million difference between the funding agreements carrying value shown in fair value table for 2017 reflects the remaining amortization of a hedge implemented and closed, which locked in the funding agreements borrowing rates.

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2017, 2016 and 2015, respectively, AXA Equitable recorded $29 million, $21 million and $3 million pre-tax charges related to severance and lease costs. The amounts recorded in 2015 included pre-tax charges of $25 million, respectively, related to the reduction in office space in the Company's 1290 Avenue of the Americas, New York, NY headquarters. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                              DECEMBER 31,
                                              ------------
                                               2017   2016
                                              -----  -----
                                              (IN MILLIONS)
SEVERANCE
Balance, beginning of year................... $  22  $  11
Additions....................................    17     20
Cash payments................................   (14)    (9)
Other reductions.............................    (2)    --
                                              -----  -----
Balance, end of Year......................... $  23  $  22
                                              =====  =====

                                               DECEMBER 31,
                                              --------------
                                               2017    2016
                                              ------  ------
                                               (IN MILLIONS)
LEASES
Balance, beginning of year................... $  170  $  190
Expense incurred.............................     29      12
Deferred rent................................     10       5
Payments made................................    (48)    (42)
Interest accretion...........................      4       5
                                              ------  ------
Balance, end of year......................... $  165  $  170
                                              ======  ======

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2017, these arrangements include commitments by the Company to provide equity financing of $715 million (including $193 million with affiliates and $22 million on consolidated VIEs) to certain limited partnerships and real estate joint ventures under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2017. The Company had $636 million of commitments under existing mortgage loan agreements at December 31, 2017.

   AB maintains a guarantee in connection with the AB Credit Facility. If SCB LLC is unable to meet its obligations, AB will pay the obligations when due or on demand. In addition, AB maintains guarantees totaling $375 million for the three of SCB LLC's four uncommitted lines of credit.

   AB maintains a guarantee with a commercial bank, under which it guarantees the obligations in the ordinary course of business of SCB LLC, Sanford C. Bernstein Limited ("SCBL") and AllianceBernstein Holdings (Cayman) Ltd. ("AB Cayman"). AB also maintains three additional guarantees with other commercial banks under which it guarantees approximately $410 million of obligations for SCBL. In the event that SCB LLC, SCBL or AB Cayman is unable to meet its obligations, AB will pay the obligations when due or on demand.

   During 2010, as general partner of the AB U.S. Real Estate L.P. (the "Real Estate Fund"), AB committed to invest $25 million in the Real Estate
   Fund. As of December 31, 2017, AB had funded $22 million of this commitment. As general partner of the AB U.S. Real Estate II L.P. ("Real Estate Fund II"), AB committed to invest $28 million in Real Estate Fund II. As of December 31, 2017, AB funded $10 million of this commitment

   During 2012, AB entered into an investment agreement under which it committed to invest up to $8 million in an oil and gas fund over a three-year period. As of December 31, 2017, AB had funded $6 million of this commitment.

   AB has not been required to perform under any of the above agreements and currently have no liability in connection with these agreements.

17)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under New York Insurance law, a domestic life insurer may not, without prior approval of the NYDFS, pay a dividend to its shareholders exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than approximately $1,242 million during 2018. Payment of dividends exceeding this amount requires the insurer to file a notice of its intent to declare such dividends with the NYDFS who then has 30 days to disapprove the distribution. For 2017, 2016 and 2015, respectively, AXA Equitable's statutory net income (loss) totaled $894 million, $679 million and $2,038 million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $7,988 million and $5,278 million at December 31, 2017 and 2016, respectively. In 2017, AXA Equitable did not pay shareholder dividends and in 2016, AXA Equitable paid $1,050 million in shareholder dividends. In 2015, AXA Equitable paid $767 million in shareholder dividends and transferred approximately 10.0 million in Units of AB (fair value of $245 million) in the form of a dividend to AEFS.

   At December 31, 2017, AXA Equitable, in accordance with various government and state regulations, had $61 million of securities on deposit with such government or state agencies.

   In 2015, AXA Equitable repaid $200 million of third party surplus notes at maturity.

   At December 31, 2017 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2017.

   The Company cedes a portion of their statutory reserves to AXA RE Arizona, a captive reinsurer, as part of the Company's capital management strategy. AXA RE Arizona prepares financial statements in a special purpose framework for statutory reporting.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AB and AB Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (h) computer software development costs are capitalized under GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under GAAP, (j) the fair valuing of all acquired assets and liabilities including intangible assets are required for GAAP purchase accounting and
   (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under GAAP.

18)BUSINESS SEGMENT INFORMATION

   The Company has four reportable segments: Individual Retirement, Group Retirement, Investment Management and Research and Protection Solutions.

   The Company changed its segment presentation in the fourth quarter 2017. The segment disclosures are based on the intention to provide the users of the financial statements with a view of the business from the Company's perspective. As a result, the Company determined that it is more useful for a user of the financial statements to assess the historical performance on the basis which management currently evaluates the business. The reportable segments are based on the nature of the business activities, as they exist as of the initial filing date.

   These segments reflect the manner by which the Company's chief operating decision maker views and manages the business. A brief description of these segments follows:

      . The Individual Retirement segment offers a diverse suite of variable annuity products which are primarily sold to affluent and high net worth individuals saving for retirement or seeking retirement income.

      . The Group Retirement segment offers tax-deferred investment and retirement plans to be sponsored by educational entities, municipalities and not-for-profit entities as well as small and medium-sized businesses.

      . The Investment Management and Research segment provides diversified investment management, research and related solutions globally to a broad range of clients through three main client channels-Institutional, Retail and Private Wealth Management-and distributes its institutional research products and solutions through Bernstein Research Services.

      . The Protection Solutions segment includes our life insurance and group employee benefits businesses. Our life insurance business offers a variety of variable universal life, universal life and term life products to help affluent and high net worth individuals, as well as small and medium-sized business owners, with their wealth protection, wealth transfer and corporate needs. Our group employee benefits business offers a suite of dental, vision, life, and short- and long-term disability and other insurance products to small and medium-size businesses across the United States.

   MEASUREMENT

   Operating earnings (loss) is the financial measure which primarily focuses on the Company's segments' results of operations as well as the underlying profitability of the Company's core business. By excluding items that can be distortive and unpredictable such as investment gains (losses) and investment income (loss) from derivative instruments, the Company believes operating earnings (loss) by segment enhances the understanding of the Company's underlying drivers of profitability and trends in the Company's segments. Operating earnings is calculated by adjusting each segment's Net income (loss) attributable to AXA Equitable for the following items:

      . Adjustments related to GMxB features include changes in the fair value of the derivatives we use to hedge our GMxB features within our variable annuity products, the effect of benefit ratio unlock adjustments and changes in the fair value of the embedded derivatives of our GMxB riders reflected within variable annuity products net derivative result;

      . Investment (gains) losses, which includes other-than-temporary impairments of securities, sales or disposals of securities/investments, realized capital gains/losses, and valuation allowances;

      . Derivative (gains) losses from certain derivative instruments, which includes net derivative (gains) losses, excluding derivative instruments used to hedge risks associated with interest margins on interest sensitive life and annuity contracts, replicate credit exposure of fixed maturity securities, replicate a dollar-denominated fixed-coupon cash bonds, Separate Account fee hedges, and freestanding and embedded derivatives associated with products with GMxB features;

      . Net actuarial (gains) losses, which includes actuarial gains and losses as a result of differences between actual and expected experience on pension plan assets or projected benefit obligation during a given period related to pension and other postretirement benefit obligations;

      . Other adjustments including restructuring costs related to severance, lease write-offs related to non-recurring restructuring activities and write-downs of goodwill; and

      . Income tax expense (benefit) related to above adjustments and non-recurring tax items.

   All of the Company's premiums, UL and investment-type product policy fees and other revenues originated in the United States. Income (loss) from operations, before income taxes included $139 million, $109 million and $111 million generated outside of the United States in 2017, 2016 and 2015, respectively, primarily attributable to our Investment Management and Research Segment.

   Revenues derived from any customer did not exceed 10% of revenues for the years ended December 31, 2017, 2016 and 2015.

   The table below presents operating earnings (loss) by segment and Corporate and Other and a reconciliation to Net income (loss) attributable to AXA Equitable for the years ended December 31, 2017, 2016 and 2015, respectively:

                                                 YEAR ENDED DECEMBER 31,
                                              ----------------------------
                                                2017      2016      2015
                                              --------  --------  --------
                                                      (IN MILLIONS)
Net income (loss) attributable to AXA
  Equitable.................................. $  2,860  $    210  $    662
Adjustments related to:
  GMxB features..............................      282     1,511       818
  Investment (gains) losses..................      125       (16)       20
  Investment income (loss) from certain
   derivative instruments....................       18         6      (104)
  Net actuarial (gains) losses related to
   pension and other postretirement benefit
   obligations...............................      132       135       137
  Other adjustments..........................       49        15       (11)
  Income tax expense (benefit) related to
   above adjustments.........................     (183)     (566)     (279)
  Non-recurring tax items....................   (1,538)       22       (78)
                                              --------  --------  --------
Non-GAAP Operating Earnings.................. $  1,745  $  1,317  $  1,165
                                              ========  ========  ========
Operating earnings (loss) by segment:
  Individual Retirement...................... $  1,230  $  1,026  $    911
  Group Retirement...........................      287       173       166
  Investment Management and Research.........      139       108       136
  Protection Solutions.......................      210       105       108
  Corporate and Other/(1)/...................     (121)      (95)     (156)

  /(1)/Includes interest expense of $23 million, $13 million and $19 million, in 2017, 2016 and 2015, respectively.

   Segment revenues is a measure of the Company's revenue by segment as adjusted to exclude certain items. The following table reconciles segment revenues to Total revenues by excluding the following items:

      . Adjustment related to our GMxB business which includes: changes in the fair value of the derivatives we use to hedge our GMxB riders within our variable annuities, and changes in the fair value of the embedded derivatives of our GMxB riders reflected within variable annuity net derivative result;

      . Investment gains (losses), which include other-than-temporary impairments of securities, sales or disposals of securities/investments, realized capital gains/losses, and valuation allowances; and

      . Investment income (loss) from certain derivative instruments, which includes net derivative gains (losses), excluding derivative instruments used to hedge risks associated with interest margins on interest sensitive life and annuity contracts, separate account fee hedges, and freestanding and embedded derivatives associated with products with GMxB features.

   The table below presents Segment revenues for the years ended December 31, 2017, 2016 and 2015.

                                                 YEAR ENDED DECEMBER 31,
                                              -----------------------------
                                                 2017      2016      2015
                                              ---------  --------  --------
                                                      (IN MILLIONS)
Segment revenues:
  Individual Retirement/(1)/................. $   3,788  $  3,239  $  2,548
  Group Retirement/(1)/......................       972       822       806
  Investment Management and Research/(2)/....     3,214     2,931     3,015
  Protection Solutions/(1)/..................     2,417     2,544     2,451
  Corporate and Other/(1)/...................       907       935       913
Adjustments related to:
  GMxB features..............................       381    (1,500)     (818)
  Investment gains (losses)..................      (125)       16       (20)
  Investment income (loss) from certain
   derivative instruments....................       (18)       (6)      104
  Other adjustments to segment revenues......       197       157       (38)
                                              ---------  --------  --------
  Total revenues............................. $  11,733  $  9,138  $  8,961
                                              =========  ========  ========

  /(1)/Includes investment expenses charged by AB of approximately $52 million, $50 million, and $45 million for 2017, 2016 and 2015, respectively, for services provided to the Company.

  /(2)/Inter-segment investment management and other fees of approximately
       $81 million, $77 million, and $73 million for 2017, 2016 and 2015, respectively, are included in segment revenues of the Investment Management and Research segment.

   The table below presents Total assets by segment as of December 31, 2017 and 2016:

                                                  DECEMBER 31,
                                              ---------------------
                                                 2017       2016
                                              ---------- ----------
                                                  (IN MILLIONS)
Total assets by segment:
  Individual Retirement...................... $  120,612 $  106,249
  Group Retirement...........................     40,472     33,300
  Investment Management and Research.........     10,079      9,533
  Protection Solutions.......................     34,328     32,310
  Corporate and Other........................     20,494     23,164
                                              ---------- ----------
   Total assets.............................. $  225,985 $  204,556
                                              ========== ==========

19)QUARTERLY INTERIM FINANCIAL INFORMATION (UNAUDITED)

   Management identified errors in its previously issued financial statements. These errors primarily relate to errors in the calculation of policyholders' benefit reserves for the Company's life products and the calculation of DAC amortization for certain variable and interest sensitive life products. Based upon quantitative and qualitative factors, management determined that the impact of the errors was not material to the consolidated financial statements as of and for the three months ended September 30, 2017, June 30, 2017, March 31, 2017, September 30, 2016, June 30, 2016, and March 31, 2016.
   In order to improve the consistency and comparability of the financial statements, management voluntarily revised the consolidated statements of income (loss) for the quarters ended 2017 and 2016. The impacts of the revisions and change in accounting principle to the quarterly results of operations for 2017 and 2016 are summarized in the tables below.

                                                              THREE MONTHS ENDED
                                              -------------------------------------------------
                                               MARCH 31    JUNE 30   SEPTEMBER 30  DECEMBER 31
                                              ----------  ---------- ------------ -------------
                                                                (IN MILLIONS)
2017
Total Revenues............................... $    2,314  $    4,548  $     2,429 $       2,442
                                              ==========  ==========  =========== =============
Total benefits and other deductions.......... $    2,489  $    2,514  $     2,409 $       2,066
                                              ==========  ==========  =========== =============
Net income (loss)............................ $      (54) $    1,615  $       121 $       1,712
                                              ==========  ==========  =========== =============

2016
Total Revenues............................... $    3,901  $    3,297  $     2,153 $        (213)
                                              ==========  ==========  =========== =============
Total benefits and other deductions.......... $    2,441  $    2,424  $     2,013 $       1,638
                                              ==========  ==========  =========== =============
Net income (loss)............................ $    1,075  $      600  $       175 $      (1,144)
                                              ==========  ==========  =========== =============

                                                                         AS REVISED   IMPACT OF
                                              AS PREVIOUSLY  IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                REPORTED     REVISIONS     HEREIN       CHANGE     AS REVISED
                                              -------------  ---------  ------------  ----------  -----------
                                                                       (IN MILLIONS)
THREE MONTHS ENDED SEPTEMBER 30, 2017
Total Revenues...............................  $      2,520  $     (91)  $     2,429  $       --  $     2,429
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      2,581  $    (172)  $     2,409  $       --  $     2,409
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $         66  $      55   $       121  $       --  $       121
                                               ============  =========   ===========  ==========  ===========
THREE MONTHS ENDED JUNE 30, 2017
Total Revenues...............................  $      4,488  $    (138)  $     4,350  $      198  $     4,548
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      2,691  $     (45)  $     2,646  $     (132) $     2,514
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $      1,459  $     (59)  $     1,400  $      215  $     1,615
                                               ============  =========   ===========  ==========  ===========
THREE MONTHS ENDED MARCH 31, 2017
Total Revenues...............................  $      1,989  $     (67)  $     1,922  $      392  $     2,314
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      2,562  $    (143)  $     2,419  $       70  $     2,489
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $       (313) $      50   $      (263) $      209  $       (54)
                                               ============  =========   ===========  ==========  ===========
THREE MONTHS ENDED DECEMBER 31, 2016
Total Revenues...............................  $     (1,942) $      75   $    (1,867) $    1,654  $      (213)
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      1,627  $      73   $     1,700  $      (62) $     1,638
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $     (2,259) $      --   $    (2,259) $    1,115  $    (1,144)
                                               ============  =========   ===========  ==========  ===========

                                                                        AS REVISED   IMPACT OF
                                              AS PREVIOUSLY IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                REPORTED    REVISIONS     HEREIN       CHANGE    AS REVISED
                                              ------------- ---------  ------------ -----------  ----------
                                                                      (IN MILLIONS)

Three Months Ended September 30, 2016
Total Revenues...............................    $    2,006  $     (8)   $    1,998 $       155  $    2,153
                                                 ==========  ========    ========== ===========  ==========
Total benefits and other deductions..........    $    2,036  $    (22)   $    2,014 $        (1) $    2,013
                                                 ==========  ========    ========== ===========  ==========
Net income (loss)............................    $       22  $     51    $       73 $       102  $      175
                                                 ==========  ========    ========== ===========  ==========
Three Months Ended June 30, 2016
Total Revenues...............................    $    4,157  $     12    $    4,169 $      (872) $    3,297
                                                 ==========  ========    ========== ===========  ==========
Total benefits and other deductions..........    $    2,581  $     (5)   $    2,576 $      (152) $    2,424
                                                 ==========  ========    ========== ===========  ==========
Net income (loss)............................    $    1,061  $      7    $    1,068 $      (468) $      600
                                                 ==========  ========    ========== ===========  ==========
Three Months Ended March 31, 2016
Total Revenues...............................    $    4,927  $    110    $    5,037 $    (1,136) $    3,901
                                                 ==========  ========    ========== ===========  ==========
Total benefits and other deductions..........    $    2,473  $     67    $    2,540 $       (99) $    2,441
                                                 ==========  ========    ========== ===========  ==========
Net income (loss)............................    $    1,720  $     29    $    1,749 $      (674) $    1,075
                                                 ==========  ========    ========== ===========  ==========

   The impact of these errors to the consolidated financial statements for the three and nine months ended September 30, 2017, the three and six months ended June 30, 2017 and the three months ended March 31, 2017 was not considered to be material, either individually or in the aggregate. In order to improve the consistency and comparability of the financial statements, management has voluntarily revised the consolidated statements of income
   (loss), statements of comprehensive income (loss), statements of equity and statements of cash flow for each of these periods. The effects of the adjustments on the Company's financial statements are summarized in the tables that follow.

   The following tables present line items for September 30, 2017 financial information that has been affected by the revisions. This information has been corrected from the information previously presented in the Q3 2017 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the revisions and the amounts as currently revised.

                                                  AS
                                              PREVIOUSLY IMPACT OF
                                               REPORTED  REVISIONS  AS REVISED
                                              ---------- ---------  ----------
                                                       (IN MILLIONS)
AS OF SEPTEMBER 30, 2017
ASSETS:
  DAC........................................      4,550       353       4,903
  Amounts due from reinsurers................      5,016       (12)      5,004
  Guaranteed minimum income benefit
   reinsurance asset, at fair value..........     10,933       (33)     10,900
  Other Assets...............................      4,258        18       4,276
                                                            ------
   Total Assets.............................. $  219,069    $  326  $  219,395
                                                            ------
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................     29,423        29      29,452
  Current and deferred taxes.................      3,148       117       3,265
                                                            ------
   Total Liabilities.........................    202,669       146     202,815
                                                            ------
EQUITY:
  Retained Earnings..........................      7,265       211       7,476
  Accumulated other comprehensive income
   (loss)....................................        362       (31)        331
  AXA Equitable Equity.......................     12,990       180      13,170
  Equity.....................................     15,959       180      16,139
                                                            ------
Total Liabilities and Equity................. $  219,069    $  326  $  219,395
                                                            ======

                                               AS PREVIOUSLY  IMPACT OF
                                                 REPORTED     REVISIONS   AS REVISED
                                               -------------  ---------  -----------
                                                           (IN MILLIONS)
THREE MONTHS ENDED SEPTEMBER 30, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $         914  $      (7) $       907
   Premiums...................................           204          4          208
   Net derivative gains (losses)..............          (318)       (88)        (406)
                                                              ---------
     Total revenues...........................         2,520        (91)       2,429
                                                              ---------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................           995        (88)         907
   Interest credited to policyholders'
     account balances.........................           350       (105)         245
   Amortization of deferred policy
     acquisition costs, net...................           (33)        21          (12)
                                                              ---------
     Total benefits and other deductions......         2,581       (172)       2,409
                                                              ---------
  Income (loss) from operations, before
   income taxes...............................           (61)        81           20
  Income tax (expense) benefit................           127        (26)         101
                                                              ---------
  Net income (loss)...........................            66         55          121
  Net income (loss) attributable to AXA
   Equitable.................................. $         (56) $      55  $        (1)
                                                              =========
  STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
   Net income (loss).......................... $          66  $      55  $       121
   Change in unrealized gains (losses), net
     of reclassification adjustment...........           (55)       (24)         (79)
   Other comprehensive income.................           (52)       (24)         (76)
                                                              ---------
   Comprehensive income (loss)................            14         31           45
                                                              ---------
   Comprehensive income (loss) attributable
     to AXA Equitable......................... $        (140) $      31  $      (109)
                                                              =========

                                               AS PREVIOUSLY   IMPACT OF
                                                 REPORTED      REVISIONS   AS REVISED
                                               -------------  ----------  -----------
                                                            (IN MILLIONS)
NINE MONTHS ENDED SEPTEMBER 30, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $       2,626  $      (21) $     2,605
   Premiums...................................           645          20          665
   Net derivative gains (losses)..............         1,376        (384)         992
                                                              ----------
     Total revenues...........................         9,673        (385)       9,288
                                                              ----------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         3,308         (62)       3,246
   Interest credited to policyholders'
     account balances.........................         1,008        (279)         729
   Amortization of deferred policy
     acquisition costs, net...................            15         (47)         (32)
                                                              ----------
     Total benefits and other deductions......         7,800        (388)       7,412
                                                              ----------
  Income (loss) from operations, before
   income taxes...............................         1,873           3        1,876
  Income tax (expense) benefit................          (196)         (1)        (197)
                                                              ----------
  Net income (loss)...........................         1,677           2        1,679
  Net income (loss) attributable to AXA
   Equitable.................................. $       1,324  $        2  $     1,326
                                                              ==========
  STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
   Net income (loss).......................... $       1,677  $        2  $     1,679
   Change in unrealized gains (losses), net
     of reclassification adjustment...........           362         (47)         315
   Other comprehensive income.................           380         (47)         333
                                                              ----------
   Comprehensive income (loss)................         2,057         (45)       2,012
                                                              ----------
   Comprehensive income (loss) attributable
     to AXA Equitable......................... $       1,685  $      (45) $     1,640
                                                              ==========

                                               AS PREVIOUSLY  IMPACT OF
                                                 REPORTED     REVISIONS   AS REVISED
                                               -------------  ---------  -----------
                                                           (IN MILLIONS)
NINE MONTHS ENDED SEPTEMBER 30, 2017
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year........ $       5,941  $     209  $     6,150
  Net income (loss)...........................         1,324          2        1,326
  Retained earnings, end of period............         7,265        211        7,476
  Accumulated other comprehensive income,
   beginning of year..........................             1         16           17
  Other comprehensive income (loss)...........           361        (47)         314
  Accumulated other comprehensive income,
   end of period..............................           362        (31)         331
                                                              ---------
  Total AXA Equitable's equity, end of period.        12,990        180       13,170
                                                              ---------
     TOTAL EQUITY, END OF PERIOD.............. $      15,959  $     180  $    16,139
                                                              =========

                                               AS PREVIOUSLY  IMPACT OF
                                                 REPORTED     REVISIONS   AS REVISED
                                               -------------  ---------  -----------
                                                           (IN MILLIONS)
NINE MONTHS ENDED SEPTEMBER 30, 2017
STATEMENTS OF CASH FLOWS:
CASH FLOW FROM OPERATING ACTIVITIES:
  Net income (loss)........................... $       1,677  $       2  $     1,679
  Policy charges and fee income...............        (2,626)        21       (2,605)
  Interest credited to policyholders'
   account balances...........................         1,008       (279)         729
  Net derivative (gains) loss.................        (1,376)       384         (992)
Changes in:
  Deferred Policy Acquisition costs...........            15        (47)         (32)
  Future policy benefits......................         1,289        (81)       1,208
                                                              ---------
NET CASH PROVIDED BY (USED IN) OPERATING
ACTIVITIES                                     $         994  $      --  $       994
                                                              =========

   The following tables present line items for June 30, 2017 financial information that has been affected by the revisions and the change in accounting principle. This information has been corrected from the information previously presented in the Q2 2017 Form 10-Q. For these items, the tables detail the amounts as previously reported, the impact upon those line items due to the revisions, as revised after the revisions, the impacts of the change in accounting principle and the amounts as currently revised.

                                                                         AS REVISED  IMPACT OF
                                              AS PREVIOUSLY  IMPACT OF  AND ADJUSTED ACCOUNTING
                                                REPORTED     REVISIONS     HEREIN      CHANGE    AS REVISED
                                              ------------- ----------  ------------ ----------  -----------
                                                                      (IN MILLIONS)
AS OF JUNE 30, 2017
ASSETS:
  Other equity investments...................   $     1,477 $      (21)  $     1,456 $       --  $     1,456
  Other invested assets......................         2,622         32         2,654         --        2,654
                                                            ----------               ----------
  Total investments..........................        62,111         11        62,122         --       62,122
  DAC........................................         4,141        247         4,388        525        4,913
  Amounts due from reinsurers................         4,870         19         4,889         --        4,889
  Guaranteed minimum income benefit
   reinsurance contract asset, at fair value.        11,290        (30)       11,260         --       11,260
                                                            ----------               ----------
   Total Assets..............................   $   214,941 $      247   $   215,188 $      525  $   215,713
                                                            ----------               ----------
LIABILITIES:
  Policyholders' account balance.............   $    41,531 $      (15)  $    41,516 $       --  $    41,516
  Future policyholders' benefits and other
   policyholders' liabilities................        26,799         79        26,878      2,801       29,679
  Current and deferred taxes.................         4,000         65         4,065       (798)       3,267
  Other liabilities..........................         2,531         (9)        2,522         --        2,522
                                                            ----------               ----------
   Total Liabilities.........................       196,972        120       197,092      2,003      199,095
                                                            ----------               ----------

                                                                           AS REVISED    IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED   ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN        CHANGE     AS REVISED
                                               -------------  ----------  ------------  -----------  -----------
                                                                         (IN MILLIONS)
EQUITY:
  Retained Earnings...........................   $     8,779  $      150   $     8,929  $    (1,450) $     7,479
  Accumulated other comprehensive income
   (loss).....................................           493         (34)          459          (28)         431
                                                              ----------                -----------
  AXA Equitable Equity........................        14,635         116        14,751       (1,478)      13,273
  Noncontrolling interest.....................         2,973          11         2,984           --        2,984
                                                              ----------                -----------
  Equity......................................        17,608         127        17,735       (1,478)      16,257
                                                              ==========                ===========
Total Liabilities and Equity..................   $   214,941  $      247   $   215,188  $       525  $   215,713
                                                              ==========                ===========

                                                                           AS REVISED    IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED   ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN        CHANGE     AS REVISED
                                               -------------  ----------  ------------  -----------  -----------
                                                                         (IN MILLIONS)
THREE MONTHS ENDED JUNE 30, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income..............   $       865  $       50   $       915  $       (68) $       847
   Premiums...................................           216           9           225           --          225
   Net derivative gains (losses)..............         1,693        (197)        1,496          266        1,762
                                                              ----------                -----------
     Total revenues...........................         4,488        (138)        4,350          198        4,548
                                                              ----------                -----------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         1,452          46         1,498         (134)       1,364
   Amortization of deferred policy
     acquisition costs, net...................           (82)         31           (51)           2          (49)
   Interest credited to policyholders'
     account balances.........................           321        (116)          205           --          205
   Other operating costs and expenses.........           155          (6)          149           --          149
                                                              ----------                -----------
     Total benefits and other deductions......         2,691         (45)        2,646         (132)       2,514
                                                              ----------                -----------
Income (loss) from operations, before income
  taxes.......................................         1,797         (93)        1,704          330        2,034
Income tax (expense) benefit..................          (338)         34          (304)        (115)        (419)
                                                              ----------                -----------
Net income (loss).............................         1,459         (59)        1,400          215        1,615
Net income (loss) attributable to AXA
  Equitable...................................   $     1,346  $      (59)  $     1,287  $       215  $     1,502
                                                              ==========                ===========
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net income (loss)...........................   $     1,459  $      (59)  $     1,400  $       215  $     1,615
  Change in unrealized gains (losses), net
   of reclassification adjustment.............           314         (29)          285            8          293
  Other comprehensive income..................           294         (29)          265            8          273
                                                              ----------                -----------
  Comprehensive income (loss).................         1,753         (88)        1,665          223        1,888
                                                              ----------                -----------
  Comprehensive income (loss) attributable
   to AXA Equitable...........................   $     1,660  $      (88)  $     1,572  $       223  $     1,795
                                                              ==========                ===========

                                                                           AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN       CHANGE    AS REVISED
                                               -------------  ----------  ------------  ----------  ----------
                                                                        (IN MILLIONS)
SIX MONTHS ENDED JUNE 30, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income..............     $   1,761  $       72     $   1,833    $   (135)  $   1,698
   Premiums...................................           441          16           457          --         457
   Net derivative gains (losses)..............           969        (296)          673         725       1,398
                                                              ----------                  --------
     Total revenues...........................         6,477        (208)        6,269         590       6,859
                                                              ----------                  --------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         2,343          60         2,403         (65)      2,338
   Interest credited to policyholders'
     account balances.........................           658        (174)          484          --         484
   Amortization of deferred policy
     acquisition costs, net...................            43         (66)          (23)          3         (20)
   Other operating costs and expenses.........           539          (9)          530          --         530
                                                              ----------                  --------
     Total benefits and other deductions......         5,253        (189)        5,064         (62)      5,002
                                                              ----------                  --------
Income (loss) from operations, before income
  taxes.......................................         1,224         (19)        1,205         652       1,857
Income tax (expense) benefit..................           (78)          8           (70)       (228)       (298)
                                                              ----------                  --------
Net income (loss).............................         1,146         (11)        1,135         424       1,559
Net income (loss) attributable to AXA
  Equitable...................................     $     915  $      (11)    $     904    $    424   $   1,328
                                                              ==========                  ========
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net income (loss)...........................     $   1,146  $      (11)    $   1,135    $    424   $   1,559
  Change in unrealized gains (losses), net
   of reclassification adjustment.............           458         (48)          410         (24)        386
  Other comprehensive income..................           473         (48)          425         (24)        401
                                                              ----------                  --------
  Comprehensive income (loss).................         1,619         (59)        1,560         400       1,960
                                                              ----------                  --------
  Comprehensive income (loss) attributable
   to AXA Equitable...........................     $   1,401  $      (59)    $   1,342    $    400   $   1,742
                                                              ==========                  ========

                                                                           AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN       CHANGE    AS REVISED
                                               -------------  ----------  ------------  ----------  ----------
                                                                        (IN MILLIONS)
SIX MONTHS ENDED JUNE 30, 2017
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year........     $   7,864  $      161     $   8,025    $ (1,874)  $   6,151
  Net income (loss)...........................           915         (11)          904         424       1,328
                                                              ----------                  --------
  Retained earnings, end of period............         8,779         150         8,929      (1,450)      7,479
                                                              ----------                  --------
  Accumulated other comprehensive income,
   beginning of year..........................             7          14            21          (4)         17
  Other comprehensive income (loss)...........           486         (48)          438         (24)        414
                                                              ----------                  --------

                                                                            AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF   AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS      HEREIN       CHANGE    AS REVISED
                                               -------------  -----------  ------------  ----------  ----------
                                                                         (IN MILLIONS)
  Accumulated other comprehensive income,
   end of period..............................    $      493  $       (34)   $      459   $     (28) $      431
                                                              ===========                 =========
  Total AXA Equitable's equity, end of period.        14,635          116        14,751      (1,478)     13,273
                                                              -----------                 ---------
  Noncontrolling interest, beginning of year..         3,085           11         3,096          --       3,096
                                                              -----------                 ---------
  Noncontrolling interest, end of period......         2,973           11         2,984          --       2,984
                                                              ===========                 =========
   TOTAL EQUITY, END OF PERIOD................    $   17,608  $       127    $   17,735   $  (1,478) $   16,257
                                                              ===========                 =========

                                                                            AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF   AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS      HEREIN       CHANGE    AS REVISED
                                               -------------  -----------  ------------  ----------  ----------
                                                                         (IN MILLIONS)
SIX MONTHS ENDED JUNE 30, 2017
STATEMENTS OF CASH FLOWS:
  CASH FLOW FROM OPERATING ACTIVITIES:
   Net income (loss)..........................    $    1,146  $       (11)   $    1,135   $     424  $    1,559
   Policy charges and fee income..............        (1,761)         (72)       (1,833)        135      (1,698)
   Interest credited to policyholders'
     account balances.........................           658         (174)          484          --         484
   Net derivative (gains) loss................          (969)         296          (673)       (725)     (1,398)
   Changes in:................................
   Future policy benefits.....................         1,381          (13)        1,368         (65)      1,303
   Reinsurance recoverable....................          (251)          57          (194)         --        (194)
   Deferred policy acquisition costs..........            43          (66)          (23)          3         (20)
   Current and deferred income taxes..........           (16)          (8)          (24)        228         204
   Other......................................            93           (9)           84          --          84
                                                              -----------                 ---------
Net cash provided by (used in) operating
  activities..................................    $      (75) $        --    $      (75)  $      --  $      (75)
                                                              ===========                 =========

   The following tables present line items for March 31, 2017 financial information that has been affected by the revisions and the change in accounting principle. This information has been corrected from the information previously presented in the Q1 2017 Form 10-Q. For these items, the tables detail the amounts as previously reported, the impact upon those line items due to the revisions, as revised after the revisions, the impacts of the change in accounting principle and the amounts as currently revised.

                                                                             AS REVISED    IMPACT OF
                                              AS PREVIOUSLY   IMPACT OF     AND ADJUSTED   ACCOUNTING
                                                REPORTED      REVISIONS        HEREIN        CHANGE   AS REVISED
                                              ------------- ------------  ---------------- ---------- ----------
                                                                        (IN MILLIONS)
AS OF MARCH 31, 2017
ASSETS:
  Other equity investments...................    $    1,463 $        (23) $          1,440   $     -- $    1,440
  Other invested assets......................         2,050           34             2,084         --      2,084
                                                            ------------                     --------
  Total investments..........................        60,406           11            60,417         --     60,417
  DAC........................................         4,068          367             4,435        526      4,961
  Amounts due from reinsurers................         4,639            8             4,647         --      4,647
  Guaranteed minimum income benefit
   reinsurance asset, at fair value..........         9,795            3             9,798         --      9,798
                                                            ------------                     --------
   Total Assets..............................    $  209,098 $        389  $        209,487   $    526 $  210,013
                                                            ------------                     --------

                                                                           AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN       CHANGE     AS REVISED
                                               -------------  ----------  ------------  ----------  -----------
                                                                         (IN MILLIONS)
LIABILITIES:
  Policyholders' account balance..............   $    40,308  $      (16)  $    40,292  $       --  $    40,292
  Future policyholders' benefits and other
   policyholders' liabilities.................        25,496          51        25,547       3,144       28,691
  Current and deferred taxes..................         3,523         120         3,643        (917)       2,726
  Other liabilities...........................         2,496          (3)        2,493          --        2,493
                                                              ----------                ----------
   Total Liabilities..........................       192,712         152       192,864       2,227      195,091
                                                              ----------                ----------
EQUITY:
  Retained Earnings...........................         7,411         232         7,643      (1,665)       5,978
  Accumulated other comprehensive income
   (loss).....................................           179          (6)          173         (36)         137
                                                              ----------                ----------
  AXA Equitable Equity........................        12,934         226        13,160      (1,701)      11,459
  Noncontrolling interest.....................         3,035          11         3,046          --        3,046
                                                              ----------                ----------
  Equity......................................        15,969         237        16,206      (1,701)      14,505
                                                              ==========                ==========
   Total Liabilities and Equity...............   $   209,098  $      389   $   209,487  $      526  $   210,013
                                                              ==========                ==========

                                                                           AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN       CHANGE     AS REVISED
                                               -------------  ----------  ------------  ----------  -----------
                                                                         (IN MILLIONS)
THREE MONTHS ENDED MARCH 31, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income..............   $       896  $       23   $       919  $      (67) $       852
   Premiums...................................           225           7           232          --          232
   Net derivative gains (losses)..............          (724)        (97)         (821)        459         (362)
                                                              ----------                ----------
     Total revenues...........................         1,989         (67)        1,922         392        2,314
                                                              ----------                ----------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................           891          15           906          69          975
   Interest credited to policyholders'
     account balances.........................           337         (58)          279          --          279
   Amortization of deferred policy
     acquisition costs, net...................           125         (97)           28           1           29
   Other operating costs and expenses.........           384          (3)          381          --          381
                                                              ----------                ----------
     Total benefits and other deductions......         2,562        (143)        2,419          70        2,489
                                                              ----------                ----------
Income (loss) from operations, before income
  taxes.......................................          (573)         76          (497)        322         (175)
Income tax (expense) benefit..................           260         (26)          234        (113)         121
                                                              ----------                ----------
Net income (loss).............................          (313)         50          (263)        209          (54)
Net income (loss) attributable to AXA
  Equitable...................................   $      (431) $       50   $      (381) $      209  $      (172)
                                                              ==========                ==========
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net income (loss)...........................   $      (313) $       50   $      (263) $      209  $       (54)
  Change in unrealized gains (losses), net
   of reclassification adjustment.............           144         (20)          124         (32)          92
  Other comprehensive income..................           179         (20)          159         (32)         127
                                                              ----------                ----------
  Comprehensive income (loss).................          (134)         30          (104)        177           73
                                                              ----------                ----------
  Comprehensive income (loss) attributable
   to AXA Equitable...........................   $      (259) $       30   $      (229) $      177  $       (52)
                                                              ==========                ==========

                                                                              AS REVISED    IMPACT OF
                                                AS PREVIOUSLY   IMPACT OF    AND ADJUSTED   ACCOUNTING
                                                  REPORTED      REVISIONS       HEREIN        CHANGE    AS REVISED
                                               --------------  ----------  ---------------  ----------  ----------
                                                                          (IN MILLIONS)
THREE MONTHS ENDED MARCH 31, 2017
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year........ $        7,842  $      182  $         8,024  $   (1,874) $    6,150
  Net income (loss)...........................           (431)         50             (381)        209        (172)
                                                               ----------                   ----------
  Retained earnings, end of period............          7,411         232            7,643      (1,665)      5,978
                                                               ----------                   ----------
  Accumulated other comprehensive income,
   beginning of year..........................              7          14               21          (4)         17
  Other comprehensive income (loss)...........            172         (20)             152         (32)        120
                                                               ----------                   ----------
  Accumulated other comprehensive income,
   end of period..............................            179          (6)             173         (36)        137
                                                               ==========                   ==========
  Total AXA Equitable's equity, end of period.         12,934         226           13,160      (1,701)     11,459
                                                               ----------                   ----------
  Noncontrolling interest, beginning of year..          3,085          11            3,096          --       3,096
                                                               ----------                   ----------
  Noncontrolling interest, end of period......          3,035          11            3,046          --       3,046
                                                               ==========                   ==========
   TOTAL EQUITY, END OF PERIOD................ $       15,969  $      237  $        16,206  $   (1,701) $   14,505
                                                               ==========                   ==========

                                                                              AS REVISED    IMPACT OF
                                                AS PREVIOUSLY   IMPACT OF    AND ADJUSTED   ACCOUNTING
                                                  REPORTED      REVISIONS       HEREIN        CHANGE    AS REVISED
                                               --------------  ----------  ---------------  ----------  ----------
                                                                          (IN MILLIONS)
THREE MONTHS ENDED MARCH 31, 2017
  STATEMENTS OF CASH FLOWS:
   Net income (loss).......................... $         (313) $       50  $          (263) $      209  $      (54)
   Policy charges and fee income..............           (896)        (23)            (919)         67        (852)
   Interest credited to policyholders'
     account balances.........................            337         (58)             279          --         279
   Net derivative (gains) loss................            724          97              821        (459)        362
  Changes in:
   Deferred policy acquisition costs..........            125         (97)              28           1          29
   Future policy benefits.....................            185         (13)             172          69         241
   Reinsurance recoverable....................            (44)         21               23          --         (23)
   Current and deferred income taxes..........           (327)         26             (301)        113        (188)
   Other......................................            180          (3)             177          --         177
                                                               ----------                   ----------
  Net cash provided by (used in) operating
   activities................................. $           18  $       --  $            18  $       --  $       18
                                                               ==========                   ==========

20)SUBSEQUENT EVENTS

   Effective February 1, 2018, AXA Equitable entered into a reinsurance agreement to cede 90% of its single premium deferred annuities (SPDA) products issued between 1978-2001 and its Guaranteed Growth Annuity (GGA) single premium deferred annuity products issued between 2001- 2014. As a result of this agreement, AXA Equitable transferred assets with a market value equal to the coinsurance reserves of approximately $635 million.

   In March 2018, AXA Equitable Life sold its interest in two real estate joint ventures to AXA France for a total purchase price of approximately
   $143 million, which resulted in the elimination of $203 million of long-term debt on the Company's balance sheet for the first quarter of 2018.

   The restatement of the Company's 2016 financial statements may cause defaults under certain of AXA Equitable's derivatives agreements. AXA Equitable is seeking waivers for these defaults from the relevant counterparties as appropriate. We do not consider this to have a material impact on our business, results of operations or financial condition.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                  SCHEDULE I
      SUMMARY OF INVESTMENTS -- OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2017

                                                                   CARRYING
                                              COST/(1)/ FAIR VALUE  VALUE
                                              --------  ---------- --------
                                                     (IN MILLIONS)
TYPE OF INVESTMENT
Fixed Maturities:
  U.S. government, agencies and authorities..  $12,644   $  13,135 $ 13,135
  State, municipalities and political
   subdivisions..............................      414         481      481
  Foreign governments........................      376         396      396
  Public utilities...........................    3,540       3,728    3,728
  All other corporate bonds..................   17,083      17,784   17,784
  Residential mortgage-backed................      236         251      251
  Asset-backed...............................       89          92       92
  Redeemable preferred stocks................      449         491      491
                                               -------   --------- --------
Total fixed maturities.......................  $34,831   $  36,358 $ 36,358
                                               -------   --------- --------
Equity securities:
Mortgage loans on real estate................   10,943      10,895   10,935
Real estate held for the production of income      390         390      390
Policy loans.................................    3,315       4,210    3,315
Other equity investments.....................    1,351       1,351    1,351
Trading securities...........................   12,661      12,628   12,628
Other invested assets........................    3,121       3,121    3,121
                                               -------   --------- --------
Total Investments............................  $66,612   $  68,953 $ 68,098
                                               =======   ========= ========

  /(1)/Cost for fixed maturities represents original cost, reduced by repayments and writedowns and adjusted for amortization of premiums or accretion of discount; cost for equity securities represents original cost reduced by writedowns; cost for other limited partnership interests represents original cost adjusted for equity in income and reduced by distributions.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                 SCHEDULE III
                      SUPPLEMENTARY INSURANCE INFORMATION
                AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2017

                                                FUTURE POLICY  POLICY                              AMORTIZATION
                      DEFERRED                     BENEFITS    CHARGES     NET      POLICYHOLDERS' OF DEFERRED
                       POLICY    POLICYHOLDERS'   AND OTHER      AND    INVESTMENT   BENEFITS AND     POLICY      ALL OTHER
                     ACQUISITION    ACCOUNT     POLICYHOLDERS' PREMIUM    INCOME       INTEREST    ACQUISITION    OPERATING
SEGMENT                 COSTS       BALANCES        FUNDS      REVENUE  (LOSS)/(1)/    CREDITED       COSTS      EXPENSE/(2)/
-------              ----------- -------------- -------------- -------- ----------  -------------- ------------  -----------
                                                                 (IN MILLIONS)
Individual
  Retirement........  $    2,490   $     18,909  $      15,090 $  1,982 $    1,568    $      2,243  $      (296)   $   1,030
Group Retirement....         501         11,318              2      248        548             284          (66)         427
Investment
  Management and
  Research..........          --             --             --       --        118              --           --        2,517
Protection Solutions       1,496          9,846          3,468    1,581        703           1,064          639          502
Corporate and Other.          60          3,732         10,474      427        536             911           (9)         232
                      ----------   ------------  ------------- -------- ----------    ------------  -----------    ---------
Total...............  $    4,547   $     43,805  $      29,034 $  4,238 $    3,473    $      4,502  $       268    $   4,708
                      ==========   ============  ============= ======== ==========    ============  ===========    =========

  /(1)/Net investment income (loss) is allocated to segments. Includes net derivative gains (losses).
  /(2)/Operating expenses are allocated to segments.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                 SCHEDULE III
                      SUPPLEMENTARY INSURANCE INFORMATION
         AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2016 (AS RESTATED)

                                        FUTURE POLICY   POLICY                              AMORTIZATION
              DEFERRED                     BENEFITS     CHARGES     NET      POLICYHOLDERS' OF DEFERRED
               POLICY    POLICYHOLDERS'   AND OTHER       AND    INVESTMENT   BENEFITS AND     POLICY      ALL OTHER
             ACQUISITION    ACCOUNT     POLICYHOLDERS'  PREMIUM    INCOME       INTEREST    ACQUISITION    OPERATING
Segment         COSTS       BALANCES        FUNDS       REVENUE  (LOSS)/(1)/    CREDITED       COSTS      EXPENSE/(2)/
------------ ----------- -------------- --------------  -------- ----------  -------------- ------------  -----------
                                                          (in millions)

  Individual
  Retirement    $  2,340      $  15,024      $  14,090  $  1,844   $   (740)       $  1,045      $  (300)    $  1,258

  Group
  Retirement         320         10,998             (2)      217        456             273          (36)         396

  Investment
  Management
  and
  Research..          --             --             --        --        134              --           --        2,311

  Protection
  Solutions.       2,321          9,790          3,960     1,744        684           1,604          362          491

  Corporate
  and
  Other.....          77          3,013         10,853       419        573             878           26          208
                --------      ---------      ---------  --------   --------        --------      -------     --------
Total.......    $  5,058      $  38,825      $  28,901  $  4,224   $  1,107        $  3,800      $    52     $  4,664
                ========      =========      =========  ========   ========        ========      =======     ========

  /(1)/Net investment income (loss) is allocated to segments. Includes net derivative gains (losses).
  /(2)/Operating expenses are allocated to segments.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                 SCHEDULE III
                      SUPPLEMENTARY INSURANCE INFORMATION
                     FOR THE YEAR ENDED DECEMBER 31, 2015

                                              POLICY                               AMORTIZATION
                                              CHARGES      NET      POLICYHOLDERS' OF DEFERRED
                                                AND     INVESTMENT   BENEFITS AND     POLICY      ALL OTHER
                                              PREMIUM     INCOME       INTEREST    ACQUISITION    OPERATING
Segment                                       REVENUE  (LOSS)/(1)/     CREDITED       COSTS      EXPENSE/(2)/
-------                                       -------- -----------  -------------- ------------  -----------
Individual Retirement........................ $  1,803 $      (849) $          455 $       (319) $     1,233
Group Retirement.............................      220         436             261          (34)         393
Investment Management and Research...........       --          29              --           --        2,395
Protection Solutions.........................    1,681         649           1,743           70          541
Corporate and Other..........................      439         631             902           40          243
                                              -------- -----------  -------------- ------------  -----------
Total........................................ $  4,143 $       896  $        3,361 $       (243) $     4,805
                                              ======== ===========  ============== ============  ===========

  /(1)/Net investment income (loss) is allocated to segments. Includes net derivative gains (losses).
  /(2)/Operating expenses are allocated to segments.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                  SCHEDULE IV
                               REINSURANCE/(1)/
        AS OF AND FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                                         ASSUMED                PERCENTAGE
                                                            CEDED TO      FROM                  OF AMOUNT
                                                 GROSS        OTHER       OTHER        NET       ASSUMED
                                                 AMOUNT     COMPANIES   COMPANIES     AMOUNT      TO NET
                                              ------------ ----------- ----------- ------------ ----------
                                                                  (DOLLARS IN MILLIONS)
2017
----
Life Insurance In-Force...................... $    392,926 $    41,330 $    30,300 $    381,896        7.9%
                                              ============ =========== =========== ============ ==========
Premiums:
Life insurance and annuities................. $        826 $       135 $       186 $        877       21.2%
Accident and health..........................           54          36           9           27       33.3%
                                              ------------ ----------- ----------- ------------ ----------
Total Premiums............................... $        880 $       171 $       195 $        904       21.6%
                                              ============ =========== =========== ============ ==========
2016 (As Restated)
------------------
Life Insurance In-Force...................... $    399,230 $    78,760 $    31,722 $    352,192        9.0%
                                              ============ =========== =========== ============ ==========
Premiums:
Life insurance and annuities................. $        790 $       135 $       197 $        852       23.1%
Accident and health..........................           60          41           9           28       32.1%
                                              ------------ ----------- ----------- ------------ ----------
Total Premiums............................... $        850 $       176 $       206 $        880       23.4%
                                              ============ =========== =========== ============ ==========
2015
----
Life Insurance In-Force...................... $    406,240 $    82,927 $    31,427 $    354,740        8.9%
                                              ============ =========== =========== ============ ==========
Premiums:
Life insurance and annuities................. $        751 $       128 $       197 $        820       24.0%
Accident and health..........................           67          45          10           32       31.3%
                                              ------------ ----------- ----------- ------------ ----------
Total Premiums............................... $        818 $       173 $       207 $        852       24.3%
                                              ============ =========== =========== ============ ==========

  /(1)/Includes amounts related to the discontinued group life and health business.

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2018 TO THE MAY 1, 2018 PROSPECTUS FOR EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS


..   EQUI-VEST(R) VANTAGE/SM/

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

We offer the EQUI-VEST(R) Vantage/SM/ contract to fund certain Section 403(b) plans ("plans"). The EQUI-VEST(R) Vantage/SM/ contract is available to plans that meet our requirements, which may include requirements regarding plan vesting provisions. The EQUI-VEST(R) Vantage/SM/ contract may not currently be available in every state. Your financial professional can provide information about state availability.

We no longer offer the EQUI-VEST(R) Vantage/SM/ contract for establishing new units. We will continue to accept contributions for existing participants and new participants can continue to be enrolled in existing units.

EQUI-VEST(R) Vantage/SM/ is a group variable deferred annuity contract. Either the plan trustee or the employer will be the EQUI-VEST(R) Vantage/SM/ contract holder. Certain rights may be exercised by employees covered under an employer's plan (the "participants"). These rights will be set forth in a participation certificate provided to each participant. The 12-month period beginning on the participant's participation date and each 12-month period thereafter is a "participation year." The "participation date" is the date we receive a participant's properly completed and signed enrollment form and any other required documents at our processing office. "Contract date" is the date following our acceptance of a properly completed and signed application (and other required documents). The 12-month period beginning on a contract date and each 12-month period after that is a "contract year." The end of each 12-month period is the "contract anniversary." Terms and other provisions not defined or modified in this Supplement are the same as in the prospectus./(1)/

The group annuity contract that covers the qualified plan in which you participate is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under this contract. In the absence of a specific written arrangement to the contrary, you, as the participant under this contract, have the sole authority to make investment allocations and other decisions under the contract. Your AXA Advisors financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

We offer the EQUI-VEST(R) Vantage/SM/ contract to purchasers on the same basis and under the same terms and conditions described in the prospectus as those that apply to EQUI-VEST(R) Series 100 and 200 contracts, except for certain material differences described in this Supplement. You should be aware that an annuity contract that is a Tax Sheltered Annuity (TSA), such as the EQUI-VEST(R) Vantage/SM/, does not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before participating in EQUI-VEST(R) Vantage/SM/ TSA, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of this annuity with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" in the prospectus.)

                              -------------------

See "Tax information" in the prospectus for a more detailed discussion of sources of contributions, certain contribution limitations and other tax information for TSA contracts.

We may at some future time, under certain conditions and subject to applicable law, allow a current owner of an EQUI-VEST(R) series 100, series 200, or series 600 TSA contract to exchange it for participation in an EQUI-VEST(R) Vantage/SM/ contract. An exchange for participation in an EQUI-VEST(R) Vantage/SM/ contract may or may not be advantageous, based on all of the circumstances, including a comparison of contractual terms and conditions, and charges and deductions. We will provide additional information upon request at such time as exchanges may be permitted.

Material differences between EQUI-VEST(R) Vantage/SM/ and the provisions of the EQUI-VEST(R) series 100 and 200 contracts described in the prospectus include the information above as well as the following:

1. THE FOLLOWING PARAGRAPH IS ADDED TO THE "EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS AT A GLANCE -- KEY FEATURES" TABLE UNDER "TAX ADVANTAGES" IN THE PROSPECTUS:
-------------
(1)This Supplement distinguishes between "contract" and "participation certificate" as well as "contract holder" and "participant" when describing the EQUI-VEST(R) Vantage/SM/ product. The prospectus does not make these distinctions and generally uses the terms "you" and "your" when referring to the person who has the right or responsibility that the prospectus is discussing at that point, and to "contract" when referring to the participation certificate or contract that includes the right being discussed. In this Supplement, unless otherwise stated, "you" and "your" refers to the participant.


                                                                        #524510

                                                               EV Vantage (900)

   EQUI-VEST(R)            You should be aware that electing the optional
   VANTAGE/SM/ TAX         "enhanced death benefit" may have limited usefulness
   ADVANTAGES              due to the effect of Required Minimum Distributions
                           ("RMDs"). Your required withdrawals reduce this benefit and may have the effect of eliminating your ability to utilize the entire benefit. You should consult with your tax adviser and consider whether you can satisfy your RMD from another similar qualified source prior to purchasing this benefit.

2. THE FOLLOWING IS ADDED AS A NEW HEADING TO THE "EQUI-VEST(R)
   EMPLOYER-SPONSORED RETIREMENT PLANS AT A GLANCE -- KEY FEATURES" TABLE BEFORE "PAYOUT OPTIONS" IN THE PROSPECTUS:

   EQUI-VEST(R)            The contract provides a death benefit for the
   VANTAGE/SM/ DEATH       beneficiary should you die. The death benefit is
   BENEFIT PROTECTION      equal to your account value or the minimum death
                           benefit, whichever is higher. However, if you elect the optional enhanced death benefit, the death benefit is equal to your account value or the enhanced death benefit, whichever is higher.

3. THE FOLLOWING IS ADDED TO THE "EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS AT A GLANCE -- KEY FEATURES" TABLE UNDER "FEES AND CHARGES" IN THE
   PROSPECTUS:

------------------------------------------------------------------
FEES AND CHARGES FOR      .   Separate account charge deducted
EQUI-VEST(R) VANTAGE/SM/      daily on amounts invested in
                              variable investment options: Varies
                              by employer group, annual rate
                              ranges between 0.50% -- 0.90%.

                          .   Annual administrative charge: There
                              is no annual administrative charge.

                          .   Charge for third-party transfer
                              (such as in the case of a direct
                              plan-to-plan transfer of the
                              account value or a contract
                              exchange under the same 403(b) plan
                              to an "employer-designated funding
                              vehicle" or a direct rollover to
                              another eligible retirement plan:
                              $25 current ($65 maximum) per
                              occurrence per participant.

                          .   Charges for certain optional
                              special services.

                          .   No sales charge deducted at the
                              time contributions are made.

                          .   Withdrawal charge: We deduct a
                              charge of up to 6% of the amount
                              withdrawn from your account value
                              for withdrawals made (or of the
                              defaulted loan amount, if
                              applicable) in the first five
                              contract years or participation
                              years, depending upon the
                              employer's group. The total of all
                              withdrawal charges may not exceed
                              8% of all contributions
                              attributable to the participant in
                              the first five contract or
                              participation years (as applicable)
                              that are permitted to be withdrawn.

                          .   We deduct a charge designed to
                              approximate certain taxes that may
                              be imposed on us, such as premium
                              taxes in your state. The charge is
                              generally deducted from the amount
                              applied to an annuity payout option.

                          .   We deduct an annual charge equal to
                              0.15% of the account value on each
                              participation date anniversary if
                              you elect the optional enhanced
                              death benefit.

                          .   Annual expenses of the Trusts'
                              portfolios are calculated as a
                              percentage of the average daily net
                              assets invested in each portfolio.
                              Please see "Fee table" later in
                              this Supplement for details.

                          .   For variations, including
                              variations in fees and charges for
                              certain contract owners in the
                              State of Texas, please see Appendix
                              II.
------------------------------------------------------------------

4. VARIABLE INVESTMENT OPTIONS

The Variable Investment Options available under the contract are subject to state regulatory approval and availability under your employer's plan. The Class IB/B shares of either AXA Premier VIP Trust or EQ Advisors Trust (the "Trusts") are available under EQUI-VEST(R) Vantage/SM/ contracts. The contracts described in the EQUI-VEST(R) Employer-Sponsored Retirement Plans prospectus include Class IA shares of certain Trusts, which are not offered under EQUI-VEST(R) Vantage/SM/ contracts.

5. THE FOLLOWING TABLE AND EXAMPLE ARE ADDED BEFORE "CONDENSED FINANCIAL INFORMATION" IN "FEE TABLE" IN THE PROSPECTUS:

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the EQUI-VEST(R) Vantage/SM/ certificate. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Supplement.

The first table describes fees and expenses that you will pay at the time that you make certain withdrawals, surrender your certificate, purchase a Variable Immediate Annuity payout option or make certain transfers and rollovers. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.

-----------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME
 YOU REQUEST CERTAIN TRANSACTIONS
-----------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of the
amount withdrawn (deducted when you surrender your
certificate or make certain withdrawals)                6.00%

Charge for third-party transfer or direct rollover/(1)/ $65 maximum per participant for each occurrence;
                                                        currently $25 per participant for each occurrence.

SPECIAL SERVICES CHARGES

..   Wire transfer charge/(2)/                           $90 (current and maximum)

..   Express mail charge/(2)/                            $35 (current and maximum)
-----------------------------------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you have your certificate, not including underlying trust portfolio fees and expenses.

-----------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH
 PARTICIPATION DATE ANNIVERSARY
-----------------------------------------------------------
Maximum annual administrative charge                    $0

---------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT
 OPTIONS EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET
 ASSETS
---------------------------------------------------------------------------------
Separate Account annual expenses/(3)/                   0.50% to 0.90% (maximum)

--------------------------------------------------------------
 CHARGES WE DEDUCT FROM THE ACCOUNT VALUE EACH YEAR IF
 YOU ELECT THE OPTIONAL ENHANCED DEATH BENEFIT
--------------------------------------------------------------
Optional enhanced death benefit charge (as a
percentage of your account value) is deducted annually
on each participation date anniversary                  0.15%
--------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own your certificate. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year.
More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.

-----------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL
 PERCENTAGE OF DAILY NET ASSETS
-----------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (expenses
that are deducted from portfolio assets including
management fees, 12b-1 fees, service fees, and/or       Lowest Highest
other expenses)/(4)/                                    0.59%  1.94%
-----------------------------------------------------------------------


Notes:

(1)This charge will never exceed 2% of the amount disbursed or transferred.
(2)Unless you specify otherwise, this charge will be deducted from the amount you request.
(3)For mortality and expense risks, and administrative and financial accounting expenses. A portion of this charge is for providing the death benefit.
(4)"Total Annual Portfolio Operating Expenses" may be based, in part, on estimated amounts of such expenses.

EXAMPLES: EQUI-VEST(R) VANTAGE/SM/ CONTRACTS

These examples are intended to help you compare the cost of investing in the EQUI-VEST(R) Vantage/SM/ contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.

The examples below show the expenses that a hypothetical certificate holder would pay in the situations illustrated.

The fixed maturity options and the guaranteed interest option are not covered by the fee table and examples. However, the withdrawal charge, the optional enhanced death benefit charge, the third-party transfer or direct rollover charge and the charge if you elect a Variable Immediate Annuity payout option do apply to amounts in the fixed maturity options and the guaranteed interest option. A market value adjustment (up or down) will apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

Please note that the charges that would apply under your certificate may be lower if: (i) your participation is under a contract with lower Separate Account A charges; (ii) your participation is under a contract that either no longer has a withdrawal charge, or has a lesser percentage withdrawal charge, or has a shorter withdrawal charge period associated with it than is used in the examples; or (iii) you have not elected the optional enhanced death benefit. The EQUI-VEST(R) Vantage/SM/ contracts were first offered on January 14, 2002.

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the certificate for the time periods indicated and that your investment has a 5% return each year. The examples also assume (i) maximum contract charges rather than the lower current expenses discussed in "Charges and expenses" later in this Supplement; (ii) the total annual expenses of the portfolios (before expense limitations) set forth in the previous tables; (iii) that the optional enhanced death benefit has been elected; (iv) there is no waiver of the withdrawal charge; and (v) the Contract Year and Participation Year are the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


------------------------------------------------------------------------------------------------------
                                                                IF YOU SURRENDER YOUR CONTRACT AT THE
                                                                END OF THE APPLICABLE TIME PERIOD
------------------------------------------------------------------------------------------------------
                                                                1 YEAR   3 YEARS   5 YEARS  10 YEARS
------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and expenses of any of the Portfolios   $925    $1,594    $2,178    $3,416
------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and expenses of any of the Portfolios   $792    $1,195    $1,507    $2,000
------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------
                                                                IF YOU DO NOT SURRENDER YOUR CONTRACT AT
                                                                THE END OF THE APPLICABLE TIME PERIOD
--------------------------------------------------------------------------------------------------------
                                                                1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and expenses of any of the Portfolios   $314      $959     $1,629     $3,416
--------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and expenses of any of the Portfolios   $172      $534     $  919     $2,000
--------------------------------------------------------------------------------------------------------


CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this Supplement for the unit values and number of units outstanding as of the period shown for each of the variable investment options available as of December 31, 2017.

6. THE FOLLOWING INFORMATION IS ADDED TO THE CHART IN THE SECTION ENTITLED "HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT" IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS:


----------------------------------------------------------------------------------------
 CONTRACT TYPE   SOURCE OF CONTRIBUTIONS             LIMITATIONS ON CONTRIBUTIONS
----------------------------------------------------------------------------------------
EQUI-VEST(R)       .   Employer Contributions:         .   For 2018, maximum amount of
VANTAGE/SM/            Contributions made by the           employer and employee
                       Employer under the Plan,            contributions is generally
                       other than those described          the lesser of $55,000 or
                       in the items below.                 100% of compensation, with
                   .   Employer Matching                   maximum salary reduction
                       Contributions: Employer             contribution of $18,500.
                       Contributions matching          .   If your employer's plan
                       Salary Reduction                    permits and you are at least
                       Contributions under the             age 50 at any time during
                       terms of the Plan.                  2018, additional salary
                   .   Qualified Non-Elective and          reduction "catch-up"
                       Qualified Matching                  contributions totalling up
                       Contributions: Contributions        to $6,000 can be made.
                       made by the Employer to meet    .   All salary reduction
                       the requirements of the non-        contributions (whether
                       discrimination tests set            pre-tax or designated Roth)
                       forth in the Code.                  may not exceed the total
                   .   Salary Reduction                    maximum for the year (for
                       Contributions (Elective             2018, $18,500 and age 50
                       Deferral Contributions):            catch-up of $6,000).
                       Contributions under a salary    .   Rollover or direct transfer
                       reduction agreement that an         contributions after age
                       employee enters into with           70 1/2 must be net of any
                       the Employer under the Plan.        required minimum
                   .   Only if plan permits,               distributions.
                       "designated Roth"               .   Aggregate direct rollover
                       contributions under Section         and direct transfer
                       402A of the Code.                   contributions must meet AXA
                   .   Rollover Contributions:             Equitable's anticipated
                       Contributions of eligible           minimum contribution
                       rollover distributions              requirements or meet minimum
                       directly or indirectly from         plan participation
                       another eligible retirement         requirements.
                       arrangement.                    .   Different sources of
                   .   Non-Roth After-Tax                  contributions and earnings
                       Contributions: Amounts              may be subject to withdrawal
                       reported by the Employer as         restrictions.
                       having non-Roth after-tax       .   We currently do not accept
                       consequences under the Code.        rollovers of non-Roth
                   .   Direct Transfer                     after-tax funds except as
                       Contributions: Amounts              direct rollovers from 403(b)
                       directly transferred (either        plans (we separately account
                       a plan-to-plan direct               for these rollover
                       transfer or contract                contributions).
                       exchange under the same
                       403(b) plan).
                   .   Additional "catch-up"
                       contributions.
----------------------------------------------------------------------------------------


7. THE FIRST PARAGRAPH UNDER "OWNER AND ANNUITANT REQUIREMENTS" IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS IS REPLACED IN ITS ENTIRETY BY THE
   FOLLOWING:

   For the following employer-funded programs, the employee must be the owner on the contract: SEP-IRA, SARSEP-IRA, SIMPLE-IRA, TSA, University TSA (other than EQUI-VEST(R) Vantage/SM/ contracts) and Annuitant HR-10.

8. THE FOLLOWING IS ADDED AS THE LAST SECTION IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS:

UNALLOCATED ACCOUNT

When we receive cash transferred from a prior funding vehicle, the transferred amount will be credited as one lump sum to the plan's unallocated account. Any amount held in the plan's unallocated account becomes part of our guaranteed interest option and will be credited with interest at the rate applicable to amounts held in the guaranteed interest option. The transferred amount will remain in the plan's unallocated account until we have received all the information we require, including properly completed forms, to effect a transfer from the plan's unallocated account to a participant account. With respect to each participant, we will allocate amounts to each participant's account only after the employer provides instructions that are acceptable and necessary in order to complete the allocation process. We reserve the right to limit the period during which such instructions may be received to no more than 10 days from the initial transfer into the plan's unallocated account and to return funds to the employer for which transfer information has not been timely received in good order. In no event will we hold the transferred assets in the unallocated account for more than 105 days from the contract date. Under no circumstances will we be required to transfer to participant accounts an amount in aggregate greater than the amount deposited by the employer plus such interest as we credited to the unallocated account, unless otherwise expressly agreed upon between the employer and us.

The employer is solely responsible for effectuating the asset transfers in accordance with all applicable laws and regulations.

9. THE FOLLOWING IS ADDED AT THE END OF THE FIRST PARAGRAPH UNDER "WITHDRAWING YOUR ACCOUNT VALUE" IN "ACCESSING YOUR MONEY" IN THE PROSPECTUS:

Except as set forth in the following sentence, you may only withdraw amounts from your account value that are 100% vested subject to the employer's approval, plan rules and applicable laws. You may, however, transfer any non-vested account value attributable to you under the contract to another annuity contract, employer designated funding vehicle or other funding vehicle permitted by the employer and permitted under the tax law. Any withdrawal request you make requires contract holder approval. In addition, in many instances if you are under age 59 1/2, your ability to withdraw funds from an EQUI-VEST(R) Vantage/SM/ contract may be limited by the plan and section 403(b) of the Code. For example, amounts attributable to salary reduction contributions may not be withdrawn unless due to your death, disability or severance from employment with the employer who provided the funds. Also, you may be able to withdraw salary reduction contributions only (that is, no earnings) on account of hardship under federal income tax rules.

10.THE FOLLOWING IS ADDED AS A NEW SECTION FOLLOWING "WITHDRAWING YOUR ACCOUNT
   VALUE" IN "ACCESSING YOUR MONEY" IN THE PROSPECTUS:

FORFEITURES

A 403(b) plan may have a vesting schedule applicable to some or all employer contributions. Forfeitures can arise when a participant who is not fully vested under a plan separates from service. 403(b) plan participants should consult the plan administrator to learn more about the vesting schedule. When a forfeiture occurs, we will withdraw any unvested portion of a 403(b) plan participant's cash value and deposit such amount in a forfeiture account in the contract. The plan administrator must tell us the unvested balance. We allocate amounts in the forfeiture account to the guaranteed interest option, unless otherwise agreed to by the contract holder and us.

Forfeited account values may be reallocated to active plan participants in accordance with the terms of the plan. Special rules apply to how the withdrawal charge, if any, will apply when forfeitures have occurred. See "Withdrawal Charge for EQUI-VEST(R) Vantage/SM/ contracts" under "Charges and expenses" in this Supplement.

11.THE FOLLOWING IS ADDED AS THE LAST SENTENCE OF THE FIRST PARAGRAPH UNDER
   "LOANS UNDER TSA, GOVERNMENTAL EMPLOYER EDC AND CORPORATE TRUSTEED CONTRACTS" IN "ACCESSING YOUR MONEY" IN THE PROSPECTUS:

Any participant loan requests require contract holder approval.

12.THE FOLLOWING IS ADDED AFTER THE SECTION ENTITLED "TERMINATION" IN
   "ACCESSING YOUR MONEY" IN THE PROSPECTUS:

EQUI-VEST(R) VANTAGE/SM/ TERMINATION OF PARTICIPATION

We may terminate your participation under the EQUI-VEST(R) Vantage/SM/ contract and pay out your account value if:

(1)your account value is less than $500 and we have not received contributions on your behalf for a period of three years;

(2)you request a partial withdrawal that reduces your account value to an amount of less than $500;

(3)we have not received any contributions on your behalf within 120 days from your participation date; or

(4)the plan is no longer qualified under Section 403(b) of the Code and the EQUI-VEST(R) Vantage/SM/ contract is terminated by us.

We will deduct the amount of any outstanding loan balance and any applicable withdrawal charge from the account value when we terminate a participant's participation under the contract.

The contract holder may discontinue an EQUI-VEST(R) Vantage/SM/ contract. Discontinuance of a contract means that the contract holder will not permit any further salary deferral or employer contributions to be made under the contract. If an EQUI-VEST(R) Vantage/SM/ contract is discontinued the contract holder may withdraw any cash value in the forfeiture account, as well as any portion of the account value attributable to a participant that is not vested and: (i) transfer, exchange or directly roll over such amounts to another employer-designated funding vehicle; or (ii) transfer, distribute or directly roll over such amounts in any other manner permitted under section 403(b) of the Code and the terms of the plan. If an EQUI-VEST(R) Vantage/SM/ contract is discontinued, if and as permitted under the plan, the participant may withdraw any portion of the account value attributable to the participant under the contract that is vested and: (i) transfer, exchange or directly roll over such amounts to the employer-designated funding vehicle or permit the contract holder to do so; (ii) directly roll over such amounts to another eligible retirement plan (iii) retain such amounts, if permitted under federal tax law; or (iv) maintain such account value with us. If the account value remains with us, such amounts will continue to be subject to withdrawal charges based upon the contract holder's original withdrawal charge schedule.

An EQUI-VEST(R) Vantage/SM/ contract may be terminated only after all participation under the contract is terminated.

13.THE FOLLOWING IS ADDED AFTER THE INFORMATION UNDER "FOR ALL SERIES ISSUED IN
   NEW YORK -- FIXED MATURITY OPTIONS/(1)/" IN "CHARGES AND EXPENSES" IN THE
   PROSPECTUS:

CHARGES UNDER EQUI-VEST(R) VANTAGE/SM/ CONTRACTS

For both new and established groups or sponsored arrangements that have formally requested a contract proposal from us, our prices may be negotiable. Price variations may impact the financial professional's compensation. An employer or plan administrator should ask about possible fee reductions or contract adjustments based on its situation. It would be in your best interest for your employer to formally request a contract proposal from us. Any variation in charges, pricing or benefits will reflect differences in our costs of selling the contracts and/or the contract services we or your financial professional provide and will not be unfairly discriminatory. For more information, please see "Variations in charges" in "Charges and expenses" in the prospectus.

CHARGE AGAINST THE SEPARATE ACCOUNT

We deduct this charge against the assets in the separate account to compensate us for mortality and expense risks, as well as administrative and financial accounting expenses under the contract. The charge is deducted daily at an annual rate that can vary by group between 0.50% to 0.90% of daily net assets attributable to all certificates under the group contract. Differences in this charge are due to variations in group characteristics which may include:

..   the factors on which the mortality and expense risks charge and administration charges are based,

..   the extent to which certain administrative functions in connection with the
    TSA contracts are to be performed by us or by the contract holder,

..   the total amount of Plan assets.

The mortality risk we assume is the risk that participants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect. To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts. A participant's certificate will set forth the applicable separate account charge.

We will determine the separate account charge pursuant to our established actuarial procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST(R) Vantage/SM/ contracts.

CHARGE FOR THIRD-PARTY TRANSFER OR ROLLOVER

We may deduct a charge for making a direct transfer or rollover of amounts from your certificate to a third party. A third party transfer is where you ask us to directly transfer or directly roll over funds from your certificate to an employer designated funding vehicle or any other permissible funding vehicle offered by another provider. The charge is currently $25 ($65 maximum) per occurrence per participant. This charge will never exceed 2% of the amount disbursed or transferred. This charge will also be imposed on each third-party transfer out of the contract's forfeiture account into another permissible funding vehicle. This charge does not apply to reallocations from the forfeiture account to participant annuity accounts under the contract. Transfers are subject to any required employer approval. We will deduct this charge and any withdrawal charge that applies from your account value.

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

CHARGE FOR OPTIONAL ENHANCED DEATH BENEFIT

If you elect the optional enhanced death benefit, we deduct a charge annually from your account value on each anniversary of your participation date. The charge is equal to 0.15% of your account value on the participation date anniversary.

The charge is deducted pro rata from the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options. Charges deducted from the fixed maturity options are considered withdrawals and, as such, will result in a market value adjustment.

WITHDRAWAL CHARGE FOR EQUI-VEST(R) VANTAGE/SM/ CONTRACTS

A withdrawal charge will apply during either the first 5 contract years or the first 5 participation years, as set forth in the contract and participation certificate. Differences in the period for which and circumstances under which this charge applies are due to variations in group characteristics including the total amount of Plan assets. We will determine the period of and circumstances under which the withdrawal charge applies pursuant to our established procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST(R) Vantage/SM/ contracts.

If you participate in a contract where the withdrawal is on a contract year basis, rather than a participant year basis, a withdrawal charge will apply to amounts withdrawn from the contract during the first 5 contract years only if:
(i) you transfer or directly roll over your account value to another annuity contract, employer designated funding vehicle or other funding vehicle permitted under the tax law; or (ii) the contract holder withdraws amounts from the contract and transfers or directly rolls over amounts to another 403(b) employer-designated funding vehicle or transfers or distributes amounts in any other manner permitted under section 403(b) of the Code during the withdrawal charge period.

If you participate in a contract where the withdrawal is on a participant year basis, rather than a contract year basis, a withdrawal charge will apply except when:

(1)You withdraw no more than 10% of the vested account value each participation year under the contract.

(2)You have reached age 55 and retired or have severed from employment with the employer.

(3)The withdrawal is made to satisfy minimum distribution requirements.

(4)You elect a withdrawal that qualifies as a hardship withdrawal under the Code.

(5)You die and a death benefit is payable to the beneficiary.

(6)The withdrawal is made to provide an annuity from AXA Equitable requested by the employer.

(7)You qualify to receive Social Security disability benefits as certified by the Social Security Administration or you are totally disabled. Total disability is your incapacity, resulting from injury or disease, to engage in any occupation for remuneration or profit. Such total disability must be certified as having been continuous for a period of at least six months prior to notice of claim and you must continue to be deemed totally disabled.

   Written notice of claim must be given to us during the your lifetime and during the period of total disability prior to each withdrawal. Along with the Notice of Claim, you must submit acceptable proof of disability. Such proof of disability must be either (a) evidence of Social Security disability determination or (b) a statement from an independent U.S. licensed physician stating that you meet the definition of total disability as stated above. Such certification must be resubmitted every 12 months. Failure to furnish proof of disability within the required time will not reduce any claim if it was not reasonably possible to give proof within such time. Provided such proof is furnished as soon as reasonably possible and in no event, except in the absence of legal capacity, later than one year from the time proof is otherwise required.

(8)We receive proof satisfactory to us that your life expectancy is six months or less (such proof must include, but is not limited to, certification by a licensed physician).

(9)You are confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

   -- its main function is to provide skilled, intermediate, or custodial nursing care;

   -- it provides continuous room and board to three or more persons;

   -- it is supervised by a registered nurse or licensed practical nurse;

   -- it keeps daily medical records of each patient;

   -- it controls and records all medications dispensed; and

   -- its primary service is other than to provide housing for residents.

The withdrawal charge will apply if the condition as described in items 7 through 9 above existed at the time participation under the contract began or if the condition began within the 12 month period following such participation.

In instances where a withdrawal charge applies, other than where your participation under the contract is terminated, in order to give you the exact dollar amount of the withdrawal requested, we deduct the amount of the withdrawal and the amount of the withdrawal charges from your account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge. We deduct the amount of the withdrawal and the withdrawal charge pro rata from the variable investment options and from the guaranteed investment option. If these amounts are insufficient we will make up the required amounts from the fixed maturity options. If we make up the required amounts from the fixed maturity options, a market value adjustment will apply. In the case where you terminate participation under the contract, we will pay your account value after the withdrawal charge has been imposed (cash value).

The withdrawal charge is equal to 6% of the amount withdrawn (or the defaulted loan amount, if applicable) from your account value during the first four contract or participation years, as applicable and 5% of the amount withdrawn (or the defaulted loan amount) from your account value during the fifth contract or participation year, as applicable. The total of all withdrawal charges will never exceed 8% of all contributions made under your certificate during the first five contract or participation years, as applicable, that are permitted to be withdrawn.

FORFEITED ACCOUNT VALUE. If a portion of your account value is forfeited under the terms of the plan, a withdrawal charge will be assessed only against the vested contribution amounts. If the contract holder withdraws the forfeited amount from the contract, a withdrawal charge, if applicable, will be imposed at that time.

14.THE FOLLOWING IS ADDED AS A NEW SECTION AFTER "DEATH BENEFIT" IN "PAYMENT OF
   DEATH BENEFIT" IN THE PROSPECTUS:

EQUI-VEST(R) VANTAGE/SM/ DEATH BENEFIT

The Equi-Vest(R) Vantage/SM/ contract provides a Death Benefit. If you do not elect the enhanced death benefit described below, the death benefit is equal to your account value (without any negative market value adjustment that would otherwise apply) as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, less any outstanding loan or the standard death benefit, whichever provides the highest amount. The standard death benefit is equal to your total contributions, adjusted for withdrawals and any withdrawal charges, any taxes that apply and less any outstanding loan balances (including any accrued, but unpaid, interest).

EQUI-VEST(R) VANTAGE/SM/ ENHANCED DEATH BENEFIT

For an additional annual fee you may elect the enhanced death benefit.

If you elect the enhanced death benefit, the standard death benefit described above will not apply. You may elect the enhanced death benefit only at the time you apply to participate under the EQUI-VEST(R) Vantage/SM/ contract. Additionally, to elect this benefit, you must be younger than age 76 when participation under the contract begins. Once you elect this benefit, you may not cancel it as long as you continue participation in the contract.

The death benefit is equal to your account value (without any negative market value adjustment that would otherwise apply) as of the date we receive satisfactory proof of your death, any required instructions for the method of payment, information and forms necessary to effect payment (less any outstanding loan) or the enhanced death benefit as of the date of your death.

On the participation date, your enhanced death benefit equals your initial contribution. Then, on each third participation date anniversary until you are age 85, we will determine your enhanced death benefit by comparing your current enhanced death benefit to your account value on that third participation date anniversary. If your account value is higher than your enhanced death benefit, we will increase your enhanced death benefit to equal your account value. On the other hand, if your account value on any third contract date anniversary is less than your enhanced death benefit, we will not adjust your enhanced death benefit either up or down.

If you make additional contributions, we will increase your current enhanced death benefit by the dollar amount of the contribution on the date the contribution is allocated to your investment options. If you take a withdrawal from your account value, we will adjust your death benefit on the date you take the withdrawal.

HOW WITHDRAWALS AFFECT THE STANDARD DEATH BENEFIT AND THE ENHANCED DEATH BENEFIT

Each withdrawal you make will reduce the amount of your current standard death benefit or enhanced death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current standard death benefit or enhanced death benefit by that same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your enhanced death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new enhanced death benefit after the withdrawal would be $24,000 ($40,000-$16,000).

15.THE FIRST BULLET UNDER "TAX-SHELTERED ANNUITY ARRANGEMENTS (TSAS) --
   CONTRIBUTIONS TO TSAS" IN "TAX INFORMATION" IN THE PROSPECTUS IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

  . Annual contributions made through the employer's payroll, which may include your salary reduction contributions and employer contributions. Some employer contributions may be subject to forfeiture under an employer's plan.

16.THE FOLLOWING SENTENCE IS ADDED AT THE END OF THE FINAL PARAGRAPH UNDER
   "TAX-SHELTERED ANNUITY ARRANGEMENTS (TSAS) -- ROLLOVER CONTRIBUTIONS" IN "TAX INFORMATION" IN THE PROSPECTUS:

We separately account for rollover contributions to EQUI-VEST(R) Vantage/SM/ contracts.

17.THE FOLLOWING SENTENCE IS ADDED AT THE END OF THE FIRST PARAGRAPH UNDER
   "DISTRIBUTIONS FROM QUALIFIED PLANS AND TSAS -- WITHDRAWAL RESTRICTIONS" IN "TAX INFORMATION" IN THE PROSPECTUS:

The plan may also impose withdrawal restrictions on employer contributions and related earnings.

18.THE FOLLOWING SENTENCE IS ADDED AT THE END OF THE FINAL PARAGRAPH UNDER
   "DISTRIBUTIONS FROM QUALIFIED PLANS AND TSAS -- WITHDRAWAL RESTRICTIONS" IN "TAX INFORMATION" IN THE PROSPECTUS:

We separately account for rollover contributions to EQUI-VEST(R) Vantage/SM/ contracts.

Appendix I: Condensed financial information

--------------------------------------------------------------------------------

The following tables show the accumulation unit values and the number of outstanding units for each variable investment option under the contract at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge of 0.90%, 0.70% and 0.50%. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.

EQUI-VEST(R) VANTAGE/SM/ CONTRACTS


THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017.



--------------------------------------------------------------------------------------------------------------------------
                                                                 FOR THE YEARS ENDING DECEMBER 31,
                                          --------------------------------------------------------------------------------
                                           2008     2009    2010    2011    2012    2013    2014    2015    2016    2017
--------------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                  --       --      --      --      -- $104.33 $105.90 $101.03 $108.74 $118.13
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --       --      --      --      --      --       1       1       3       1
--------------------------------------------------------------------------------------------------------------------------
1290 VT EQUITY INCOME
--------------------------------------------------------------------------------------------------------------------------
   Unit value                             $ 89.25  $ 98.66 $113.13 $111.67 $130.28 $170.11 $183.20 $178.46 $199.82 $229.39
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          3        8      13      15      17      24      24      23      24      22
--------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
--------------------------------------------------------------------------------------------------------------------------
   Unit value                             $102.54  $118.51 $128.75 $129.31 $134.87 $148.34 $149.42 $151.95 $162.17 $170.65
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --        1       3       4       5       6       6       7       7       6
--------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
--------------------------------------------------------------------------------------------------------------------------
   Unit value                             $102.70  $143.97 $189.25 $180.99 $211.38 $291.41 $297.64 $278.15 $339.81 $390.96
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          8       18      37      54      67      92     103     114     125     131
--------------------------------------------------------------------------------------------------------------------------
1290 VT HIGH YIELD BOND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                  --       --      --      --      -- $101.58 $102.59 $ 98.52 $109.09 $115.11
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --       --      --      --      --      --      --       1       1       1
--------------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY RESPONSIBLE
--------------------------------------------------------------------------------------------------------------------------
   Unit value                             $ 56.37  $ 73.12 $ 81.53 $ 81.02 $ 93.73 $124.77 $140.48 $139.88 $152.42 $181.87
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          4        4       5       5       5       7       7       8       9       9
--------------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                  --  $104.60 $119.19 $113.99 $126.51 $143.08 $145.18 $138.18 $150.03 $172.32
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --        1       2       4       7      10      12      12      13      17
--------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                  --       --      --      --      -- $ 96.50 $100.55 $ 99.57 $101.44 $103.84
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --       --      --      --      --      --       6      11      18      18
--------------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                  --       -- $106.26 $ 96.65 $111.55 $145.56 $156.94 $150.69 $178.74 $204.10
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --       --      --      --      --      --      --      --       1       1
--------------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                  --       -- $103.35 $ 98.58 $112.17 $145.55 $162.40 $161.52 $177.72 $212.68
--------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         --       --      --      --      --       1       1       2       3       3
--------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $105.10 $ 93.16 $106.58 $145.12 $149.64 $140.73 $168.09 $189.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 96.03 $121.13 $135.74 $124.42 $140.78 $176.39 $183.05 $178.21 $192.13 $226.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        19      70     120     155     191     255     283     301     313     320
------------------------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.55 $116.64 $120.67 $118.82 $124.79 $135.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       3       4       6       8       8
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $106.32 $115.72 $123.01 $124.22 $128.74 $133.12 $135.37 $133.82 $136.50 $141.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3      12      24      31      37      46      56      58      58      54
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $102.93 $112.73 $115.97 $114.40 $119.00 $127.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1       2       2       2
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $101.61 $105.11 $106.87 $105.73 $107.74 $111.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       2       1       2       2
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.48 $116.20 $125.60 $123.59 $131.51 $143.67 $146.88 $144.61 $150.09 $161.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        10      28      50      65      79      96     103     113     117     122
------------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $208.48 $310.04 $342.45 $297.57 $344.97 $411.47 $414.64 $403.82 $418.11 $522.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       4       3       2       6       6       6       5       5
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 86.97 $116.64 $126.25 $103.93 $119.79 $139.51 $129.63 $122.89 $122.05 $152.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6      10      23      28      30      33      46      49      52      53
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $104.38 $ 86.84 $100.34 $120.42 $111.65 $107.98 $106.89 $131.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 98.96 $127.74 $134.27 $111.55 $129.86 $153.56 $141.26 $135.56 $135.34 $165.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        21      36      49      44      46      52      51      50      50      48
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.05 $ 85.32 $ 96.54 $ 91.62 $104.40 $136.11 $150.56 $149.76 $163.00 $197.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       3       5       5       5       5       6       6       7       6
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 65.89 $ 88.06 $ 99.88 $ 95.36 $107.48 $144.21 $158.75 $163.67 $171.14 $219.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       3       5       5       4       6      24      24      23      22
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.18 $ 93.31 $104.20 $ 98.03 $112.55 $147.76 $164.33 $156.31 $178.64 $201.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        15      14      17      16      15      31      30      29      28      26
------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.51 $140.70 $170.75 $153.26 $180.17 $237.61 $261.07 $249.56 $291.03 $323.96
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       6       8       7       6      12      12      11      11      10
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $112.73 $130.72 $142.39 $137.73 $148.50 $166.46 $169.97 $166.95 $174.31 $191.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        15      19      33      41      42      78      75      77      76      72
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $104.17 $120.66 $125.56 $123.45 $130.96 $145.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       3       7      11      13      15
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.29 $123.62 $136.66 $128.72 $142.26 $168.88 $173.67 $169.88 $180.59 $205.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        59     160     246     297     342     393     417     425     434     433
------------------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.50 $119.15 $123.72 $121.85 $125.31 $140.21
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       2       3       4       4
------------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 88.24 $118.65 $156.68 $154.27 $176.70 $241.96 $248.36 $238.96 $266.60 $324.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       4       4       4       4       5       4       4       4       4
------------------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 71.89 $ 99.96 $116.19 $108.38 $129.35 $178.27 $183.38 $184.04 $183.99 $229.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3      11      17      20      29      33      34      34      28
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 71.38 $ 92.33 $101.84 $101.01 $111.34 $126.42 $133.05 $127.85 $139.94 $152.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6       8      12      12      11      14      16      20      19      19
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 64.76 $ 82.29 $101.33 $ 90.80 $105.13 $142.40 $144.12 $133.49 $165.18 $182.90
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       3       3       2       3       3       3       2       2
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 59.69 $ 75.98 $ 83.12 $ 78.72 $ 89.49 $109.34 $114.29 $110.08 $119.46 $136.09
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       6       8       9      10      12      13      15      15      13
------------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 85.09 $132.45 $173.65 $158.84 $171.19 $235.04 $231.27 $216.60 $205.36 $260.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4      11      27      45      60      67      69      71      72      71
------------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 93.21 $119.84 $128.52 $131.03 $146.18 $184.38 $197.01 $217.73 $230.48 $307.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       5       7       8       8       8       8      14      16
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 66.27 $ 82.17 $ 91.15 $ 86.31 $ 97.68 $125.14 $136.04 $131.61 $147.59 $167.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       6       6       6       8       8       8       8       7
------------------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 63.91 $ 82.36 $ 88.15 $ 80.10 $ 94.73 $119.17 $119.40 $115.20 $120.19 $144.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       3       7       8       8      11      12      14      14      13
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MODERATE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $105.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 83.70 $ 90.94 $ 96.10 $100.07 $104.45 $102.61 $104.11 $102.51 $104.57 $105.95
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       5       5       5       4       5       4       4       4       4
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.65 $104.86 $132.65 $110.84 $122.33 $179.16 $172.91 $161.00 $174.48 $215.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       4       5       5       5       5       5       5       5
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $118.36 $148.28 $182.96 $164.97 $190.90 $270.01 $253.90 $218.57 $271.27 $299.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        12      12      13      12      11      13      12      11      10      10
------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $119.54 $154.34 $171.74 $164.91 $185.71 $253.48 $275.57 $256.30 $299.63 $321.02
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       4       4       6       6      10      11      14      15      16
------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.94 $106.74 $122.49 $126.25 $146.89 $191.81 $210.07 $212.16 $227.96 $283.38
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        22      24      23      16      14      14      14      14      14      13
------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 70.15 $ 89.22 $102.45 $102.06 $116.92 $153.49 $170.44 $168.82 $186.86 $223.09
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         8       8      13      13      11      50      47      45      44      41
------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.47 $111.40 $116.78 $121.28 $123.99 $120.91 $122.72 $122.14 $122.72 $123.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         7      13      16      17      22      26      31      35      39      42
------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 94.70 $ 90.88 $ 73.72 $ 80.15 $106.44
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       2
------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.31 $ 98.92 $112.13 $112.80 $128.81 $167.88 $187.96 $187.73 $206.94 $248.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        11      12      14      14      15      29      32      36      41      45
------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $114.34 $115.54 $121.72 $125.93 $129.44 $125.05 $125.03 $119.19 $118.92 $123.33
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       7      12      19      23      24      25      25      27      26
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $144.81 $140.25 $144.85 $151.15 $151.25 $147.43 $148.34 $147.64 $146.97 $146.15
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       2       2       2       2       2       1       1       2       2
------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 80.34 $101.19 $105.51 $ 91.81 $105.78 $127.34 $117.49 $113.94 $115.40 $140.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        10      10      12      12      11      19      19      19      19      19
------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 72.53 $ 92.30 $105.39 $102.37 $120.13 $160.76 $173.52 $161.31 $187.63 $219.38
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       4       4       5       8      24      28      27      27
------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 76.49 $100.30 $111.64 $104.85 $120.58 $162.26 $183.92 $178.11 $214.51 $250.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       1       1       1       1       1       2       4
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 50.89 $ 68.69 $ 78.93 $ 80.07 $ 91.03 $119.52 $132.94 $138.15 $145.60 $186.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         9      11      14      18      23      27      34      44      55      62
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 45.11 $ 53.26 $ 60.50 $ 59.76 $ 69.05 $ 90.04 $100.49 $ 95.17 $109.86 $123.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1      10       6      19      20      32      38      43      48      52
------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 97.87 $133.11 $151.63 $134.16 $159.14 $179.23 $168.73 $167.54 $169.32 $221.59
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       5      16      25      34      40      39      41      46      52
------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 71.21 $ 96.16 $119.83 $115.90 $134.47 $176.67 $190.82 $183.70 $218.30 $249.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        25      43      54      55      57      73      85      98     114     129
------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $125.93 $124.79 $123.68 $122.57 $121.47 $120.37 $119.29 $118.22 $117.16 $116.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1       1       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.34 $ 93.87 $107.16 $ 97.04 $115.76 $144.92 $146.19 $149.48 $148.20 $199.18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       6       8       9      15      17      19      19      20
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 90.99 $ 97.27 $ 94.11 $102.89 $104.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       5      11      17      20
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.14 $111.46 $111.38 $110.17 $110.81 $109.90 $108.82 $107.54 $108.70 $109.76
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        15      20      28      27      28      32      33      33      32      30
------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $133.03 $139.83 $147.22 $147.68 $150.23 $145.48 $148.36 $147.35 $147.75 $148.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       4       4       4       4       4       3       2       2       2
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $105.69 $132.11 $164.72 $156.72 $179.44 $244.43 $253.98 $240.19 $286.90 $324.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         8      19      26      25      26      31      33      34      37      39
------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 66.42 $ 93.88 $108.29 $105.23 $124.02 $169.52 $182.51 $199.36 $200.22 $264.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4      10      27      45      62      71      72      80      84      88
------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.61 $104.49 $117.08 $112.75 $126.12 $169.40 $192.12 $187.67 $204.86 $246.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       2       2       2       3       4       7       8       9
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $106.10 $102.22 $117.64 $152.67 $168.93 $168.10 $179.47 $216.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       4       8      13      19      26      28      29
------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $107.80 $ 99.78 $116.87 $153.52 $172.35 $154.53 $173.48 $190.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       2       4       3       4
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $110.84 $102.45 $129.80 $131.77 $149.31 $145.39 $146.70 $163.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       2       3       5       6       6
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 95.26 $110.41 $116.82 $117.60 $112.62 $123.69 $130.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       3       4       6       7       9      10
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $109.72 $101.13 $115.51 $135.90 $134.79 $130.09 $128.02 $155.70
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       2       3       3       5       6       7
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $104.48 $ 96.81 $106.12 $135.10 $139.47 $132.30 $148.37 $168.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $108.80 $106.77 $120.25 $163.36 $165.27 $154.38 $171.10 $192.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       1
------------------------------------------------------------------------------------------------------------------------
IVY VIP ENERGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $113.76 $102.50 $102.98 $130.38 $115.56 $ 89.16 $118.89 $102.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1       4       4       5
------------------------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $106.38 $110.97 $130.46 $142.86 $144.28 $133.68 $153.92 $162.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       4      18      35      52      66      78      87
------------------------------------------------------------------------------------------------------------------------
IVY VIP MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 89.94 $101.21 $130.33 $139.32 $130.09 $136.80 $172.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       6      14      20      27      33      34
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $112.82 $ 99.95 $104.16 $147.99 $148.99 $150.43 $153.43 $187.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       2
------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $113.56 $ 92.25 $111.57 $109.19 $103.19 $ 81.75 $ 97.85 $123.96
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       2      12      23      37      50      69      80      86
------------------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $106.19 $103.36 $118.75 $150.20 $150.54 $158.61 $163.23 $205.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       2       6       9      16      19      23
------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $102.09 $ 98.72 $116.26 $151.78 $166.52 $164.95 $177.06 $215.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1      --
------------------------------------------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $191.84 $201.23 $255.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       3       4       4
------------------------------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $119.21 $119.39 $135.19 $180.48 $197.47 $216.30 $232.34 $319.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       3       4       6       8      11      11
------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $110.95 $117.11 $131.39 $156.53 $174.46 $147.37 $162.46 $184.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       3       7      13      23      27      29      32
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 47.15 $ 64.14 $ 74.76 $ 69.43 $ 78.58 $106.80 $117.13 $120.71 $123.74 $159.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       5       5       3      16      16      15      15      14
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $125.82 $135.05 $142.14 $149.04 $155.78 $150.75 $154.99 $153.79 $156.43 $159.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       6      10      13      16      16      17      18      19      19
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 69.33 $ 97.40 $122.48 $111.81 $127.92 $177.69 $184.65 $180.20 $190.69 $239.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       4       6       6       7      10      10      11      11      12
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 89.64 $128.24 $158.75 $136.35 $155.14 $208.47 $217.62 $203.69 $240.37 $260.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       5       7       8       9      11      11      10      10      10
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 66.61 $104.59 $122.00 $115.08 $129.35 $173.81 $195.59 $206.03 $222.44 $306.69
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       7      10      10      12      12      13      14      15      15
------------------------------------------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.42 $ 94.68 $103.90 $100.06 $109.93 $124.27 $126.80 $123.26 $129.03 $142.33
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       6      14      14      16      18      15      17      17      12
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017.



---------------------------------------------------------------------------------------------------------------------
                                                              FOR THE YEARS ENDING DECEMBER 31,
                                         ----------------------------------------------------------------------------
                                          2008   2009   2010    2011   2012    2013    2014    2015    2016    2017
---------------------------------------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION
---------------------------------------------------------------------------------------------------------------------
   Unit value                            $74.97 $91.54 $101.54 $96.70 $108.15 $127.64 $131.59 $127.75 $135.99 $155.55
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        1      5      15     19      22      29      31      36      36      36
---------------------------------------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION
---------------------------------------------------------------------------------------------------------------------
   Unit value                            $72.08 $89.69 $100.20 $94.68 $107.07 $129.72 $134.33 $130.41 $139.61 $162.94
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        2      4      11     13      15      19      22      24      26      28
---------------------------------------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION
---------------------------------------------------------------------------------------------------------------------
   Unit value                            $69.01 $87.37 $ 98.09 $91.83 $105.04 $130.35 $135.35 $131.15 $141.26 $167.57
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        1      4       7      9      11      13      16      19      21      23
---------------------------------------------------------------------------------------------------------------------
TARGET 2055 ALLOCATION
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --     --      --      --      -- $ 91.72 $ 99.53 $120.13
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --     --      --      --      --      --       2       5
---------------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      -- $83.18 $ 84.99 $ 92.90 $ 74.25 $ 48.84 $ 69.41 $ 67.43
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      2       6      10      13      17      21      23
---------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $104.46 $106.25 $101.57 $109.55 $119.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
1290 VT EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 90.01 $ 99.70 $114.56 $113.30 $132.46 $173.30 $187.01 $182.54 $204.80 $235.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       2       1       1       1       1       1       1       2
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.30 $119.63 $130.22 $131.06 $136.97 $150.95 $152.35 $155.25 $166.03 $175.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1      --       1       1      --      --       1
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.58 $145.49 $191.63 $183.65 $214.91 $296.87 $303.84 $284.51 $348.27 $401.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       4       5       6       7       8       8       8       7      11
------------------------------------------------------------------------------------------------------------------------
1290 VT HIGH YIELD BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $101.71 $102.93 $ 99.05 $109.89 $116.19
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 57.45 $ 74.66 $ 83.42 $ 83.06 $ 96.29 $128.44 $144.90 $144.57 $157.85 $188.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       3       3       2       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $104.67 $119.50 $114.52 $127.35 $144.32 $146.74 $139.95 $152.26 $175.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       2
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 96.62 $100.88 $100.10 $102.19 $104.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       5
------------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $106.41 $ 96.98 $112.15 $146.65 $158.44 $152.43 $181.16 $207.29
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $103.49 $ 98.92 $112.78 $146.64 $163.94 $163.38 $180.13 $216.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $105.25 $ 93.48 $107.16 $146.20 $151.06 $142.35 $170.38 $192.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 97.05 $122.66 $137.73 $126.51 $143.43 $180.07 $187.24 $182.67 $197.33 $233.37
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       5       6       8       7       9       9       8       9
------------------------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.68 $117.03 $121.32 $119.69 $125.96 $137.41
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.45 $117.19 $124.82 $126.30 $131.16 $135.89 $138.47 $137.17 $140.19 $146.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       1       2       1       2       2       3
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.06 $113.10 $116.59 $115.24 $120.12 $128.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $101.74 $105.46 $107.44 $106.51 $108.76 $112.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.57 $117.67 $127.45 $125.66 $133.98 $146.67 $150.24 $148.22 $154.15 $166.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       2       3       3       4       4       4       3       6
------------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $179.52 $267.50 $296.06 $257.78 $299.45 $357.89 $361.38 $352.65 $365.87 $458.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         7       6       7       6       6       6       6       6       5       5
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 88.62 $119.10 $129.17 $106.55 $123.06 $143.61 $133.71 $127.01 $126.39 $158.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       3       3       4       3       5       5       3       3
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $104.53 $ 87.14 $100.88 $121.32 $112.71 $109.23 $108.34 $133.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.84 $130.43 $137.38 $114.36 $133.40 $158.07 $145.70 $140.10 $140.16 $171.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        15      22      28      31       4       5       5       5       4       4
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 69.35 $ 87.12 $ 98.78 $ 93.93 $107.25 $140.10 $155.29 $154.78 $168.80 $204.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 75.16 $100.65 $114.39 $109.43 $123.60 $166.16 $183.29 $189.35 $198.39 $254.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       3       3       4       4      13      12      10       9
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.67 $ 95.28 $106.61 $100.50 $115.62 $152.09 $169.50 $161.55 $185.00 $209.17
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        14      18      21      22      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 86.25 $116.35 $141.49 $127.25 $149.90 $198.08 $218.08 $208.89 $244.09 $272.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       5       6       6       6       6       6       6       5       4
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.23 $119.94 $130.91 $126.88 $137.08 $153.97 $157.53 $155.04 $162.21 $178.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        12      15      18      19      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $104.30 $121.06 $126.23 $124.35 $132.19 $146.75
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       1
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.37 $125.19 $138.67 $130.88 $144.93 $172.40 $177.64 $174.12 $185.48 $211.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       6       8      11      13      17      17      15      15      24
------------------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.63 $119.54 $124.38 $122.75 $126.49 $141.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $106.58 $143.59 $190.00 $187.45 $215.14 $295.19 $303.60 $292.71 $327.22 $398.60
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 73.26 $102.07 $118.88 $111.11 $132.88 $183.51 $189.14 $190.20 $190.54 $237.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       3       4       5       6       6       6       6       5       6
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 71.71 $ 92.95 $102.73 $102.10 $112.76 $128.29 $135.30 $130.27 $142.87 $156.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       2       2       2       2       2       2       1       1       1
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 65.06 $ 82.84 $102.22 $ 91.78 $106.47 $144.51 $146.55 $136.01 $168.64 $187.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 59.88 $ 76.39 $ 83.73 $ 79.45 $ 90.51 $110.81 $116.06 $112.01 $121.80 $139.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 85.72 $133.70 $175.64 $160.99 $173.86 $239.18 $235.82 $221.30 $210.24 $267.02
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       2       4       3       4       4       4       3       5
------------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 94.01 $121.11 $130.14 $132.95 $148.63 $187.84 $201.11 $222.71 $236.22 $315.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       1       1       1       1       1       2       2
------------------------------------------------------------------------------------------------------------------------
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 66.58 $ 82.72 $ 91.95 $ 87.24 $ 98.93 $127.00 $138.34 $134.10 $150.69 $170.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 64.21 $ 82.91 $ 88.92 $ 80.96 $ 95.94 $120.94 $121.41 $117.38 $122.71 $147.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MODERATE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $105.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 98.92 $107.70 $114.04 $118.98 $124.44 $122.49 $124.54 $122.88 $125.60 $127.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.32 $105.97 $134.32 $112.47 $124.38 $182.52 $176.51 $164.68 $178.83 $220.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $120.62 $151.41 $187.20 $169.13 $196.11 $277.93 $261.89 $225.90 $280.92 $310.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $124.97 $161.67 $180.26 $173.44 $195.71 $267.66 $291.58 $271.73 $318.31 $341.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       4       6       7       9       9       9       9       8       9
------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 83.50 $108.99 $125.33 $129.43 $150.90 $197.44 $216.67 $219.27 $236.07 $294.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       2       2       2       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 60.99 $ 77.72 $ 89.43 $ 89.27 $102.47 $134.79 $149.98 $148.85 $165.09 $197.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       5       8       9      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $111.04 $113.23 $118.93 $123.77 $126.78 $123.89 $125.99 $125.66 $126.50 $127.45
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       6       7       8       3       3       3       3       3       6
------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 94.82 $ 91.19 $ 74.11 $ 80.74 $107.44
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       3
------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.30 $ 85.37 $ 96.96 $ 97.74 $111.83 $146.05 $163.85 $163.98 $181.12 $217.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        14      19      24      30      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $115.09 $116.53 $123.01 $127.52 $131.34 $127.15 $127.38 $121.67 $121.64 $126.41
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       1       2       3       3       3       3       2       2       2
------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $144.80 $140.52 $145.42 $152.05 $152.46 $148.91 $150.13 $149.72 $149.34 $148.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.00 $ 99.70 $104.17 $ 90.83 $104.86 $126.48 $116.93 $113.63 $115.31 $141.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 73.07 $ 93.17 $106.60 $103.75 $122.00 $163.59 $176.93 $164.81 $192.09 $225.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       1
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.99 $103.78 $115.75 $108.93 $125.53 $169.26 $192.24 $186.53 $225.11 $263.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1      --       1      --       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 51.86 $ 70.14 $ 80.76 $ 82.09 $ 93.51 $123.03 $137.12 $142.78 $150.78 $193.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       2       2       2       3       3       2       3
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 45.40 $ 53.72 $ 61.14 $ 60.51 $ 70.06 $ 91.55 $102.38 $ 97.16 $112.37 $126.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 98.60 $134.37 $153.37 $135.98 $161.62 $182.39 $172.04 $171.18 $173.34 $227.31
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       2       3       3       4       3       3       2       4
------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 72.41 $ 97.99 $122.35 $118.58 $137.85 $181.48 $196.41 $189.46 $225.60 $258.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        12      22      30      33       7       9       9       9       8       9
------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $123.13 $122.26 $121.41 $120.57 $119.72 $118.88 $118.05 $117.22 $116.41 $116.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       2       2      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.66 $ 94.50 $108.09 $ 98.09 $117.24 $147.07 $148.66 $152.31 $151.31 $203.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       3       3       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 91.11 $ 97.59 $ 94.62 $103.65 $105.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       6
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.91 $112.51 $112.66 $111.66 $112.53 $111.84 $110.96 $109.88 $111.28 $112.59
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       3       5       5       6       6       6       6       5       5
------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $134.15 $141.29 $149.06 $149.82 $152.73 $148.19 $151.42 $150.70 $151.41 $152.44
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.21 $134.28 $167.76 $159.93 $183.49 $250.45 $260.75 $247.10 $295.75 $334.82
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        10      16      23      24       4       4       4       4       4       3
------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 66.99 $ 94.88 $109.66 $106.77 $126.10 $172.70 $186.31 $203.92 $205.21 $271.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         7      11      16      18       4       4       6       5       5      10
------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 80.29 $105.59 $118.55 $114.40 $128.23 $172.57 $196.12 $191.97 $209.97 $252.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2      --      --      --      --       2       3      --      --
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017.



------------------------------------------------------------------------------------------------------------------
                                                             FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------
                                         2008 2009  2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $106.24 $102.56 $118.28 $153.81 $170.53 $170.04 $181.91 $219.63
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $107.95 $100.12 $117.50 $154.67 $173.99 $156.32 $175.83 $193.55
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $110.99 $102.80 $130.51 $132.75 $150.73 $147.06 $148.69 $166.45
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --       -- $ 95.38 $110.78 $117.44 $118.47 $113.67 $125.10 $131.83
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --      --       1       1      --       3
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $109.87 $101.48 $116.14 $136.91 $136.07 $131.59 $129.76 $158.13
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $104.63 $ 97.14 $106.70 $136.11 $140.79 $133.82 $150.38 $171.21
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $108.96 $107.13 $120.91 $164.58 $166.84 $156.16 $173.43 $195.85
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------
IVY VIP ENERGY
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $113.92 $102.85 $103.54 $131.35 $116.66 $ 90.19 $120.50 $104.53
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $106.45 $111.26 $131.08 $143.83 $145.54 $135.12 $155.89 $165.14
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --       1       2       2       2       2      11
------------------------------------------------------------------------------------------------------------------
IVY VIP MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --       -- $ 90.05 $101.55 $131.02 $140.34 $131.31 $138.36 $174.35
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --       1       1       2       2       6
------------------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $112.98 $100.29 $104.73 $149.09 $150.41 $152.17 $155.51 $190.12
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $113.64 $ 92.49 $112.10 $109.93 $104.10 $ 82.64 $ 99.11 $125.80
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --       3       5       4       6       7       6       9
------------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $106.34 $103.72 $119.40 $151.32 $151.97 $160.44 $165.44 $208.34
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $102.23 $ 99.06 $116.89 $152.91 $168.10 $166.85 $179.46 $219.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $193.91 $203.81 $259.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $119.29 $119.71 $135.82 $181.70 $199.20 $218.64 $235.32 $323.99
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1      --       2       2       2       5       1       4
------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $111.03 $117.43 $132.01 $157.58 $175.98 $148.96 $164.54 $187.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       2      --       1       1       1       1       3
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 50.69 $ 69.09 $ 80.69 $ 75.09 $ 85.16 $115.97 $127.44 $131.60 $135.17 $174.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $127.60 $137.24 $144.74 $152.07 $159.27 $154.43 $159.10 $158.19 $161.23 $164.91
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1       2       2       3       2       2       2
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 70.31 $ 98.99 $124.72 $114.08 $130.78 $182.04 $189.55 $185.36 $196.54 $247.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 90.91 $130.33 $161.66 $139.12 $158.62 $213.57 $223.40 $209.52 $247.75 $268.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1      --      --       1       1      --       1
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 67.56 $106.29 $124.23 $117.42 $132.25 $178.07 $200.78 $211.92 $229.26 $316.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       2       3       3       7       1       1       2       1       2
------------------------------------------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.79 $ 95.32 $104.80 $101.14 $111.34 $126.12 $128.94 $125.59 $131.74 $145.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       1      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 75.33 $ 92.15 $102.43 $ 97.74 $109.53 $129.54 $133.82 $130.17 $138.85 $159.13
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       3       3       4       4       3       3       3       5
------------------------------------------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 72.42 $ 90.29 $101.07 $ 95.70 $108.44 $131.65 $136.60 $132.89 $142.55 $166.70
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       2       1       2       2       2       1       2
------------------------------------------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 69.33 $ 87.96 $ 98.94 $ 92.82 $106.39 $132.29 $137.64 $133.63 $144.23 $171.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017.



---------------------------------------------------------------------------------------------------------
                                                        FOR THE YEARS ENDING DECEMBER 31,
                                         ----------------------------------------------------------------
                                         2008 2009 2010  2011   2012   2013   2014   2015   2016   2017
---------------------------------------------------------------------------------------------------------
TARGET 2055 ALLOCATION
---------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --      --     --     --     -- $91.83 $99.86 $120.77
---------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --      --     --     --     --     --     --      --
---------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND
---------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --  $83.28 $85.27 $93.39 $74.80 $49.30 $70.20 $ 68.34
---------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --      --     --     --      1      1      1       1
---------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $104.60 $106.60 $102.12 $110.35 $120.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
1290 VT EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 90.78 $100.76 $116.00 $114.96 $134.67 $176.55 $190.90 $186.71 $209.90 $241.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       2       6      12      16      19      25
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.07 $120.76 $131.72 $132.83 $139.10 $153.61 $155.35 $158.62 $169.97 $179.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.46 $147.03 $194.05 $186.34 $218.50 $302.44 $310.16 $291.02 $356.95 $412.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       2       2       2       3       4       5       8      11
------------------------------------------------------------------------------------------------------------------------
1290 VT HIGH YIELD BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $101.84 $103.27 $ 99.58 $110.70 $117.28
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       2
------------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 51.72 $ 67.36 $ 75.42 $ 75.24 $ 87.40 $116.81 $132.05 $132.02 $144.44 $173.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $104.73 $119.82 $115.06 $128.21 $145.58 $148.32 $141.73 $154.51 $178.18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       2
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 96.75 $101.22 $100.64 $102.94 $105.80
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       6      10      14      14
------------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $106.56 $ 97.31 $112.76 $147.75 $159.94 $154.19 $183.62 $210.52
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $103.64 $ 99.26 $113.40 $147.73 $165.50 $165.27 $182.57 $219.37
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $105.39 $ 93.80 $107.75 $147.29 $152.50 $144.00 $172.69 $195.64
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       2
------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 98.08 $124.22 $139.76 $128.63 $146.13 $183.82 $191.54 $187.23 $202.67 $240.17
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       2       2       3       2       3       6      14      30
------------------------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.82 $117.41 $121.96 $120.58 $127.15 $138.98
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       5      10      22
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.60 $118.67 $126.66 $128.42 $133.63 $138.73 $141.64 $140.60 $143.99 $150.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       2       4       4       5       6       9
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.19 $113.48 $117.21 $116.09 $121.24 $130.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       3       6
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $101.87 $105.81 $108.02 $107.30 $109.78 $113.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       2       6      11
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.67 $119.17 $129.33 $127.77 $136.50 $149.73 $153.69 $151.92 $158.32 $171.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       7      11      20      23      24
------------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $145.67 $217.50 $241.20 $210.44 $244.94 $293.34 $296.80 $290.21 $301.70 $378.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 80.00 $107.72 $117.07 $ 96.76 $111.98 $130.94 $122.16 $116.27 $115.94 $145.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1      --      --      --      --       1       1       2       2
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $104.68 $ 87.43 $101.43 $122.23 $113.78 $110.49 $109.81 $135.76
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 82.67 $107.14 $113.07 $ 94.32 $110.24 $130.89 $120.89 $116.48 $116.76 $143.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 66.51 $ 83.72 $ 95.11 $ 90.63 $103.69 $135.72 $150.74 $150.54 $164.52 $199.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       1
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 42.68 $ 57.27 $ 65.22 $ 62.52 $ 70.75 $ 95.31 $105.35 $109.05 $114.49 $147.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1      --      --       3       6       6       7
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 87.50 $104.86 $117.56 $111.04 $128.01 $168.73 $188.42 $179.95 $206.48 $233.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       2       2       2       2       3       4       4       4
------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.09 $146.11 $178.03 $160.44 $189.37 $250.75 $276.62 $265.50 $310.86 $347.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       1       2       1       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 95.76 $111.49 $121.93 $118.42 $128.20 $144.28 $147.91 $145.87 $152.92 $168.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       5       7      13      43      95      93      87      91
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $104.44 $121.46 $126.90 $125.27 $133.44 $148.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       5      12      29
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.47 $126.77 $140.71 $133.07 $147.66 $176.00 $181.72 $178.48 $190.50 $217.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       5       5       6       6       7       6       8       9      22
------------------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.76 $119.94 $125.04 $123.65 $127.68 $143.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 64.30 $ 86.81 $115.09 $113.78 $130.85 $179.90 $185.40 $179.11 $200.63 $244.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       4       8      12      14      19
------------------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 72.15 $100.72 $117.54 $110.09 $131.92 $182.55 $188.54 $189.97 $190.69 $238.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 72.05 $ 93.57 $103.63 $103.19 $114.20 $130.20 $137.58 $132.74 $145.87 $159.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       4       7       9       9      10      10
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 65.36 $ 83.39 $103.11 $ 92.77 $107.84 $146.66 $149.03 $138.59 $172.18 $191.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       2       5       5       5       5       5
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 60.08 $ 76.79 $ 84.35 $ 80.20 $ 91.54 $112.30 $117.85 $113.98 $124.18 $142.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       4       9      10       8       8      10
------------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 86.36 $134.96 $177.66 $163.17 $176.56 $243.39 $240.46 $226.11 $215.24 $273.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       2       1       1      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 94.81 $122.39 $131.79 $134.90 $151.11 $191.36 $205.29 $227.81 $242.11 $324.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 66.89 $ 83.28 $ 92.75 $ 88.18 $100.20 $128.88 $140.68 $136.64 $153.85 $174.82
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 64.51 $ 83.47 $ 89.69 $ 81.83 $ 97.17 $122.73 $123.46 $119.61 $125.28 $151.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1       1       1       2
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MODERATE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $105.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $105.16 $114.73 $121.72 $127.26 $133.36 $131.54 $134.01 $132.49 $135.69 $138.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       2       2       3       4       4       5
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 80.00 $107.09 $136.02 $114.12 $126.46 $185.94 $180.19 $168.45 $183.29 $226.80
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $115.62 $145.43 $180.17 $163.11 $189.51 $269.12 $254.09 $219.62 $273.66 $303.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1      --       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 99.88 $129.48 $144.66 $139.47 $157.69 $216.10 $235.89 $220.27 $258.55 $278.13
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       2       3       7       9      11      14
------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 76.16 $ 99.62 $114.78 $118.78 $138.75 $181.92 $200.03 $202.84 $218.83 $273.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 58.78 $ 75.05 $ 86.63 $ 86.56 $ 99.55 $131.22 $146.30 $145.49 $161.69 $193.82
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       2       3
------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $112.63 $115.08 $121.12 $126.30 $129.64 $126.94 $129.36 $129.27 $130.40 $131.65
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       2       4       5       5       5       8
------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 94.95 $ 91.49 $ 74.51 $ 81.33 $108.45
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       3
------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 67.29 $ 84.28 $ 95.91 $ 96.88 $111.07 $145.35 $163.39 $163.85 $181.35 $218.41
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       4       5       7      12      20
------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $115.84 $117.53 $124.32 $129.14 $133.27 $129.27 $129.77 $124.21 $124.43 $129.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       2       3       3       3       3
------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $140.40 $136.52 $141.57 $148.33 $149.03 $145.85 $147.34 $147.23 $147.16 $146.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       1
------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 76.51 $ 96.76 $101.30 $ 88.50 $102.38 $123.74 $114.63 $111.62 $113.50 $139.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       2       2       2       2       2       3       4       7
------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 73.61 $ 94.05 $107.82 $105.15 $123.90 $166.47 $180.41 $168.39 $196.66 $230.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       3       3       3       3
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.29 $104.38 $116.66 $110.00 $127.02 $171.61 $195.31 $189.89 $229.62 $268.96
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       5       9      15
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 47.58 $ 64.48 $ 74.39 $ 75.76 $ 86.48 $114.01 $127.32 $132.85 $140.58 $180.75
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1      --      --       1       1       2       3
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 45.70 $ 54.18 $ 61.79 $ 61.28 $ 71.09 $ 93.08 $104.31 $ 99.19 $114.95 $129.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       2
------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 99.33 $135.64 $155.13 $137.81 $164.13 $185.60 $175.43 $174.90 $177.47 $233.19
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1      --       2       5
------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 75.38 $102.20 $127.87 $124.17 $144.65 $190.81 $206.93 $200.01 $238.64 $274.21
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       1       1       1       1       1       3       6
------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $118.64 $118.04 $117.46 $116.87 $116.29 $115.71 $115.13 $114.55 $113.98 $113.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       3       3       2
------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.98 $ 95.14 $109.04 $ 99.14 $118.74 $149.26 $151.18 $155.20 $154.49 $208.47
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       2       2       4       8      11
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 91.23 $ 97.91 $ 95.12 $104.42 $106.91
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       2       8      10      10      16
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $105.68 $113.57 $113.96 $113.17 $114.29 $113.81 $113.14 $112.26 $113.93 $115.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       3       3       4       3       4
------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $129.84 $137.03 $144.85 $145.89 $149.02 $144.88 $148.34 $147.94 $148.93 $150.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1       2       3       3
------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.75 $136.48 $170.86 $163.21 $187.63 $256.62 $267.72 $254.21 $304.87 $345.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 67.56 $ 95.88 $111.04 $108.34 $128.20 $175.94 $190.19 $208.58 $210.32 $279.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       1       2       5
------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 80.98 $106.71 $120.05 $116.08 $130.37 $175.81 $200.20 $196.36 $215.20 $259.69
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017.



------------------------------------------------------------------------------------------------------------------
                                                             FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------
                                         2008 2009  2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $106.39 $102.91 $118.93 $154.96 $172.15 $172.00 $184.38 $223.06
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --       1      --       2       3       7
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $108.10 $100.47 $118.14 $155.82 $175.64 $158.12 $178.22 $196.57
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --       1       2       2       3       3       4
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $111.15 $103.15 $131.22 $133.74 $152.16 $148.76 $150.71 $169.05
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --       1       2       8      14      16      21      27
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --       -- $ 95.50 $111.14 $118.07 $119.34 $114.74 $126.53 $133.61
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --       1       2       3       4       5       5
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $110.03 $101.82 $116.77 $137.93 $137.37 $133.11 $131.52 $160.60
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --       1       2       4       7      11
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $104.77 $ 97.47 $107.28 $137.13 $142.13 $135.37 $152.42 $173.88
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $109.11 $107.50 $121.56 $165.81 $168.42 $157.96 $175.78 $198.91
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------
IVY VIP ENERGY
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $114.08 $103.21 $104.10 $132.33 $117.77 $ 91.23 $122.14 $106.16
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --       1       2       4       5       5       6
------------------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $106.52 $111.56 $131.69 $144.79 $146.81 $136.58 $157.89 $167.60
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --       1       4       8      12      16      20
------------------------------------------------------------------------------------------------------------------
IVY VIP MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --       -- $ 90.17 $101.88 $131.72 $141.38 $132.54 $139.94 $176.70
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --       1       1       1       1       2
------------------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $113.13 $100.63 $105.30 $150.20 $151.84 $153.92 $157.62 $193.09
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $113.71 $ 92.74 $112.62 $110.67 $105.01 $ 83.53 $100.38 $127.67
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --       1       6      14      20      26      36
------------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $106.49 $104.07 $120.05 $152.45 $153.41 $162.29 $167.68 $211.60
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --       2       8      14      21      29      41
------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $102.37 $ 99.40 $117.53 $154.05 $169.70 $168.77 $181.90 $222.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $196.01 $206.42 $263.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $119.37 $120.03 $136.46 $182.92 $200.94 $221.00 $238.34 $328.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       2       2       2       4       6
------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $111.10 $117.74 $132.63 $158.64 $177.53 $150.57 $166.65 $189.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       2
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 46.97 $ 64.15 $ 75.07 $ 70.00 $ 79.55 $108.55 $119.53 $123.67 $127.29 $165.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $129.41 $139.47 $147.39 $155.17 $162.84 $158.21 $163.32 $162.72 $166.18 $170.31
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       2       2       5       7       8
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 71.31 $100.60 $127.00 $116.41 $133.71 $186.49 $194.58 $190.66 $202.57 $255.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 92.21 $132.45 $164.62 $141.96 $162.17 $218.80 $229.33 $215.51 $255.35 $277.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.52 $108.02 $126.51 $119.81 $135.22 $182.43 $206.11 $217.98 $236.30 $327.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       1       1      --       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 80.16 $ 95.96 $105.72 $102.23 $112.77 $127.99 $131.12 $127.97 $134.50 $148.96
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       3       7      10
------------------------------------------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 75.68 $ 92.77 $103.33 $ 98.80 $110.93 $131.46 $136.08 $132.64 $141.76 $162.80
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       6      10      37
------------------------------------------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 72.76 $ 90.90 $101.96 $ 96.73 $109.83 $133.60 $138.90 $135.40 $145.54 $170.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       4      10      23
------------------------------------------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 69.65 $ 88.55 $ 99.81 $ 93.82 $107.75 $134.25 $139.96 $136.17 $147.26 $175.38
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       3       8      20
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017.



----------------------------------------------------------------------------------------------------------
                                                         FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------
                                         2008 2009 2010  2011   2012   2013   2014   2015   2016    2017
----------------------------------------------------------------------------------------------------------
TARGET 2055 ALLOCATION
----------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --      --     --     --     -- $91.95 $100.19 $121.41
----------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --      --     --     --     --      1       3      11
----------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND
----------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --  $83.39 $85.55 $93.89 $75.35 $49.76 $ 71.01 $ 69.26
----------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --      --      1      1      1      1       2       3
----------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

Appendix II: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

STATES WHERE CERTAIN EQUI-VEST(R) VANTAGE/SM/ FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:

--------------------------------------------------------------------------------------
                                   CONTRACT TYPE/SERIES/
 STATE   FEATURES AND BENEFITS     EFFECTIVE DATE            AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------------
FLORIDA  See "Your right to        All contract types        If you reside in the
         cancel within a certain                             state of Florida, you
         number of days" in                                  may cancel your variable
         "Contract features and                              annuity contract and
         benefits"                                           return it to us within
                                                             21 days from the date
                                                             that you receive it. You
                                                             will receive an
                                                             unconditional refund
                                                             equal to the greater of
                                                             the cash surrender value
                                                             provided in the annuity
                                                             contract, plus any fees
                                                             or charges deducted from
                                                             the contributions or
                                                             imposed under the
                                                             contract, or a refund of
                                                             all contributions paid.

         See "Withdrawal charge"                             If you are age 65 or
         in "Charges and expenses"                           older at the time your
                                                             contract is issued, the
                                                             applicable withdrawal
                                                             charge will not exceed
                                                             10% of the amount
                                                             withdrawn. In addition,
                                                             no charge will apply
                                                             after the end of the
                                                             10th contract year or 10
                                                             years after a
                                                             contribution is made,
                                                             whichever is later.
--------------------------------------------------------------------------------------
TEXAS    See "Separate Account     EQUI-VEST(R) TSA          Total Separate Account A
         charge" for EQUI-VEST(R)  Vantage/SM/ certificates  annual expenses and the
         Vantage/SM/ in this       issued on or after        annual expenses of the
         EQUI-VEST(R) Vantage/SM/  August 1, 2002            Trusts when added
         Supplement.               For TSA Vantage           together are not
                                   certificates issued to    permitted to exceed
                                   employees of public       2.75% (except for the
                                   school districts and      Multimanager Aggressive
                                   open enrollment charter   Equity, AXA Moderate
                                   schools (grades K-12)     Allocation, EQ/Common
                                   who are participants in   Stock Index and EQ/Money
                                   the TSA plan, the         Market options which are
                                   providers of which are    not permitted to exceed
                                   subject to the 403(b)     1.75%) unless the
                                   Certification Rules of    Teacher Retirement
                                   the Teacher Retirement    System of Texas permits
                                   System of the State of    a higher rate.
                                   Texas, and who enroll
                                   and contribute to the
                                   TSA contracts through a
                                   salary reduction
                                   agreement

         See "Withdrawal Charge                              The withdrawal charge
         for EQUI-VEST(R)                                    equals up to 6.00% of
         Vantage/SM/" contracts                              the amount withdrawn
         in section 14 of this                               from your account value
         Supplement.                                         (or of the defaulted
                                                             loan amount, if
                                                             applicable) in the first
                                                             five contract or
                                                             participation years, as
                                                             applicable.

                                                            Participant/
                                                           contract year                      Charge
                                                           -------------                      ------
                                                                 1                            6.00%
                                                                 2                            5.75%
                                                                 3                            5.50%
                                                                 4                            5.25%
                                                                 5                            5.00%
                                                            6 and later                       0.00%

  EQUI-VEST(R) Vantage/SM/                            Not available.
  enhanced death benefit

  See the SAI for
  condensed financial
  Information.
-------------------------------------------------------------------------------------------------------------------

                                     II-1

APPENDIX II: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.


   Copyright 2018 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

                                     II-2

APPENDIX II: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2018 TO THE MAY 1, 2018 PROSPECTUS FOR EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS


..   TSA ADVANTAGE/SM/

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

We offer the series 600 TSA Advantage/SM/ contract to fund all Section 403(b) plans sponsored by Section 501(c)(3) tax-exempt organizations, except those plans sponsored by primary or secondary schools. It is also available to post-secondary public educational institutions described in
Section 403(b)(1)(A)(ii) of the Internal Revenue Code with more than 500 employees eligible to participate. For plans sponsored by a hospital or other health care organization qualified or intended to qualify under
Section 501(c)(3) of the Internal Revenue Code, the TSA Advantage/SM/ contract will be available only when the employer makes contributions to the 403(b) plan (whether on a matching or non-elective contribution basis) or makes a contribution to a plan qualified under 401(a) of the Internal Revenue Code, matching employee elective deferrals in the 403(b) plan. Under the TSA Advantage/SM/ contract, contributions including rollover contributions and direct transfer contributions from existing Section 403(b) plans (programs or arrangements), may be accepted only if the contributions are fully vested under the existing TSA plan. The TSA Advantage/SM/ contract may not currently be available in your state. Your financial professional can provide information about state availability.

Currently, no new units will be permitted to enroll in the series 600 TSA Advantage/SM/ product. New participants, however, can be enrolled into existing TSA Advantage/SM/ units.

For Section 403(b) plans offered for hospital and health care facility employees, non-salary reduction (employer contributions) must be made. TSA Advantage/SM/ is available only to employees of employers that currently have, or within the first contract year are expected to have, at least 50 participants. Employees in Section 403(b) plans that do not meet these requirements are only eligible for TSA series 100 and 200 contracts. Subject to a written agreement between AXA Equitable and an employer sponsoring a 403(b) plan that uses an EQUI-VEST(R) TSA Advantage/SM/ contract as a funding vehicle for plan assets, AXA Equitable may reimburse that employer for certain expenses associated with that employer's plan, for example recordkeeping or other administrative services. Any such reimbursement will not exceed ten dollars for each EQUI-VEST(R) TSA Advantage/SM/ contract issued to a participant of that employer's 403(b) plan.

See "Tax information" in the prospectus for a more detailed discussion of sources of contributions, certain contribution limitations and other tax information for TSA contracts.

We offer the EQUI-VEST(R) TSA Advantage/SM/ contract to purchasers on the same basis and under the same terms and conditions described in the prospectus as those that apply to the EQUI-VEST(R) series 100 and 200 TSA contracts, except for certain material differences. The Class IB/B shares of either AXA Premier VIP Trust or EQ Advisors Trust (the "Trusts") are available under TSA Advantage/SM/ contracts. The contracts described in the EQUI-VEST(R) Employer-Sponsored Retirement Plans prospectus include Class IA shares of certain Trusts, which are not offered under TSA Advantage/SM/ contracts.

Material differences between TSA Advantage/SM/ and the provisions of the EQUI-VEST(R) TSA series 100 and 200 contracts described in the prospectus include the information above as well as the following:

Because you are purchasing an annuity contract as a Tax Sheltered Annuity
(TSA), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" in the prospectus.)

                                                                     Series 600

                                                                        #524843

THE FOLLOWING IS ADDED TO "EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS AT A GLANCE -- KEY FEATURES" IN "FEES AND CHARGES" IN THE PROSPECTUS:

-------------------------------------------------------------------------------
FEES AND CHARGES UNDER  .   Daily charge on amounts invested in variable
SERIES 600                  investment options for mortality and expense risks
                            and other expenses at a current annual rate of
                            1.20% (2% maximum).

                        . Annual administrative charge: $30 ($65 maximum) currently or, if less, 2% of the account value, less any amount withdrawn during the contract year.

                        . Charge for third-party transfer (such as in the case of a direct rollover to a traditional IRA contract) or exchange (if your contract is exchanged for a 403(b)(1) contract issued by another insurance company): none currently ($65 maximum).

                        .   Charges for certain optional special services.

                        . No sales charge deducted at the time you make contributions.

                        . Withdrawal charge: We deduct a charge equal to 6% of the amount withdrawn or the defaulted loan amount in the first six contract years. The total of all withdrawal charges assessed may not exceed
                            8% of all contributions made in the first six contract years. Under certain circumstances, the withdrawal charge will not apply. They are discussed in "Charges and expenses" later in this Supplement.

                        . We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. The charge is generally deducted from the amount applied to an annuity payout option.

                        .   Annual expenses of the Trusts' portfolios are
                            calculated as a percentage of the average daily
                            net assets invested in each portfolio. Please see
                            "Fee table" later in this Supplement for details.
-------------------------------------------------------------------------------

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the series 600 TSA Advantage/SM/ contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Supplement.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals, purchase a Variable Immediate Annuity payout option or make certain transfers and exchanges. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.

EQUI-VEST(R) SERIES 600 CONTRACTS

----------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
----------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of the
amount withdrawn (deducted if you surrender your
contract or make certain withdrawals)/(1)/              6.00%

Charge for third-party transfer or exchange/(2)/        $65 maximum per occurrence; currently, none

SPECIAL SERVICES CHARGES

..   Wire transfer charge/(3)/                           $90 (current and maximum)

..   Express mail charge/(3)/                            $35 (current and maximum)
----------------------------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying trust portfolio fees and expenses.

------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE ANNIVERSARY
------------------------------------------------------------------------------------------------------------

Annual administrative charge                            $65 maximum (currently $30) or, if less, 2% of your
                                                        account value, less any amount previously withdrawn
                                                        during the contract year
------------------------------------------------------------------------------------------------------------

 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN
 ANNUAL PERCENTAGE OF DAILY NET ASSETS
-------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES:

                                                        Maximum  Current
                                                        -------  -------
Mortality and expense risk/(4)/                         1.75%    0.95%
Other expenses                                          0.25%    0.25%
                                                        -----    -----
TOTAL SEPARATE ACCOUNT A ANNUAL EXPENSES                2.00%    1.20%
-------------------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.
----------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF
 DAILY NET ASSETS
----------------------------------------------------------------------

Total Annual Portfolio Operating Expenses (expenses that are deducted from portfolio     Lowest Highest
assets including management fees, 12b-1 fees, service fees, and/or other expenses)/(5)/  0.59%  1.94%
-------------------------------------------------------------------------------------------------------


Notes:

(1)Important exceptions and limitations may eliminate or reduce this charge. For a complete description of withdrawal charges, please see "Withdrawal charge for series 600 contracts" in "Charges and expenses" later in this Supplement.
(2)This charge will never exceed 2% of the amount disbursed or transferred.
(3)Unless you specify otherwise, this charge will be deducted from the amount you request.
(4)A portion of this charge is for providing the death benefit.
(5)"Total Annual Portfolio Operating Expenses" may be based, in part, on estimated amounts of such expenses.

EXAMPLES: EQUI-VEST(R) SERIES 600 CONTRACTS

These examples are intended to help you compare the cost of investing in the series 600 TSA Advantage/SM/ contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.


The examples below show the expenses that a hypothetical contract owner or participant, as applicable, would pay in the situations illustrated. The examples use an average annual administrative charge based on charges paid in 2017, which results in an estimated annual charge of 0.0572% of contract value.


The fixed maturity options and the guaranteed interest option are not covered by the fee table and examples. However, the annual administrative charge, the withdrawal charge, the third party transfer or exchange charge, and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options and the guaranteed interest option. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

The examples assume that you invest $10,000 in the certificate for the time periods indicated and that your investment has a 5% return each year. The examples also assume (i) maximum contract charges rather than the lower current expenses discussed in "Charges and expenses" later in this Supplement (except the annual administrative charge which is described above); (ii) the total annual expenses of the portfolios (before expense limitations) set forth in the previous tables; and (iii) there is no waiver of the withdrawal charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                    EQUI-VEST(R) SERIES 600 (TSA ADVANTAGE)



---------------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE CONTRACT AT THE END OF THE APPLICABLE
                                    END OF THE APPLICABLE TIME PERIOD               TIME PERIOD
---------------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                        $964    $1,822    $2,694    $4,350    $419    $1,269    $2,131    $4,350
---------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                        $830    $1,429    $2,055    $3,073    $278    $  852    $1,452    $3,073
---------------------------------------------------------------------------------------------------------------


CONDENSED FINANCIAL INFORMATION


Please see the Appendix at the end of this Supplement for unit values and number of units outstanding as of the period shown for each of the variable investment options, available as of December 31, 2017.

Charges and expenses

THE FOLLOWING IS ADDED AFTER THE INFORMATION UNDER "FOR ALL SERIES CONTRACTS ISSUED IN NEW YORK -- FIXED MATURITY OPTIONS/(1)/" IN "CHARGES AND EXPENSES" IN THE PROSPECTUS:

--------------------------------------------------------------------------------

CHARGES UNDER SERIES 600 CONTRACTS

MORTALITY AND EXPENSE RISKS CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the death benefit. The daily charge is equivalent to a current annual rate of 0.95% (1.75% maximum) of the net assets in each variable investment option.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity tables, shown in each contract, will differ from actual mortality experience. We may change the actuarial basis for our guaranteed annuity payment tables, but only for new contributions and only at five year intervals from the contract date. Lastly, we assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the contract. In addition, we waive any withdrawal charge upon payment of a death benefit.

The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts.

CHARGE FOR OTHER EXPENSES

We deduct this daily charge from the net assets in each variable investment option. This charge, together with the annual administrative charge described below, is for providing administrative and financial accounting services under the contracts. The daily charge is equivalent to a maximum annual rate of 0.25% of the net assets in each variable investment option.

MAXIMUM TOTAL CHARGES. The total annual rate for the above charges is currently 1.20%. We may increase or decrease this total annual rate, but we may not increase it above a maximum rate of 2.00% . We will only make any increase after we have sent you advance notice. Any increase or decrease will apply only after the date of the change. Any changes we make will reflect differences in costs and anticipated expenses, and will not be unfairly discriminatory.

ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on the last day of each contract year. We will deduct a pro rata portion of the charge if you surrender your contract, elect an annuity payout option, or the annuitant dies during the contract year. We deduct the charge if your account value on the last day of the contract year is less than $25,000 for TSA Advantage/SM/ contracts. If your account value on such date is $25,000 or more for TSA Advantage/SM/ contracts, we do not deduct the charge. The current charge is equal to $30 or, if less, 2% of your current account value plus any amount previously withdrawn during that contract year.

We may increase this charge if our administrative costs rise, but the charge will never exceed $65 annually. We reserve the right to deduct this charge on a quarterly, rather than annual basis.

Also, we may reduce or eliminate the administrative charge when a TSA Advantage/SM/ contract is used by an employer and administrative services are performed by us at a modified or minimum level. Any reduction or waiver we make will not be unfairly discriminatory.

The charge is deducted pro rata from the variable investment options and the guaranteed interest option. If these amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options, unless you tell us otherwise.


We currently waive the annual administrative charge that would otherwise be deducted in the next contract year under any individually owned EQUI-VEST(R) contract/certificate having an account value that, when combined with the account value of other EQUI-VEST(R) contracts/certificates owned by the same person, exceeds $100,000 in the aggregate (as determined in January of each year). This does not apply to EQUI-VEST(R) contracts/certificates owned by different members of the same household. We may change or discontinue this practice at any time without prior notice.


CHARGE FOR THIRD-PARTY TRANSFER OR EXCHANGE

There currently is no third-party transfer charge for series 600 contracts (such as in the case of direct rollover to a traditional IRA contract) or exchange (if your contract is exchanged for a 403(b)(1) contract issued by another insurance company). We reserve the right to impose this charge in the future, but it may not exceed a maximum of $65 per occurrence, subject to any law that applies. This charge will never exceed 2% of the amount disbursed or transferred.

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

WITHDRAWAL CHARGE FOR SERIES 600 CONTRACTS

A withdrawal charge may apply in three circumstances: (1) you make one or more withdrawals during a contract year; or (2) you terminate your contract; or
(3) we terminate your contract. The amount of the charge will depend on whether the free withdrawal amount applies, and the availability of one or more exceptions.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of the withdrawal charges from your account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge.

We deduct the withdrawal amount and the withdrawal charge pro rata from the variable investment options and from the guaranteed interest option. If these amounts are insufficient we will make up the required amounts from the fixed maturity options with the earliest maturity date(s) first. If we deduct all or a portion of the withdrawal charge from the fixed maturity options, a market value adjustment will apply. The amount of the withdrawal charge we deduct is equal to 6% of the amount withdrawn or the defaulted loan amount during the first six contract years. In the case of a surrender, we will pay you the greater of (i) the account value after any withdrawal charge has been imposed, or (ii) the free withdrawal amount plus 94% of the remaining account value.

Also, the total of all withdrawal charges assessed will not exceed 8% of all contributions made in the first six contract years.

10% FREE WITHDRAWAL AMOUNT. Each contract year, you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the time you request a withdrawal, minus any other withdrawals made during the contract year.

EXCEPTIONS TO THE WITHDRAWAL CHARGE. A withdrawal charge will not apply upon any of the events listed below:

..   The annuitant retires under the terms of the 403(b) plan, or separates from service;

..   The annuitant reaches age 59 1/2 and completes at least five contract years;

..   The annuitant dies and a death benefit is payable to the beneficiary;

..   We receive a properly completed election form providing for the account value to be used to buy a life annuity;

..   The annuitant reaches age 55 and completes at least five contract years and we receive a properly completed election form providing for the account value to be used to buy a period certain annuity. The period certain annuity must extend beyond the annuitant's age 59 1/2 and must not permit any prepayment of the unpaid principal before the annuitant reaches age
    59 1/2;

..   The annuitant completes at least three contract years and we receive a properly completed election form providing for the account value to be used to buy a period certain annuity of at least 10 years which does not permit any prepayment of the unpaid principal;

..   A request is made for a refund of an excess contribution within one month of the date on which the contribution is made;

..   The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration;

..   We receive proof satisfactory to us that the annuitant's life expectancy is six months or less (such proof must include, but is not limited to, certification by a licensed physician);

..   The annuitant elects a withdrawal that qualifies as a hardship withdrawal under the federal income tax rules; and

..   The annuitant has been confined to a nursing home for more than 90 days (or such other period, if required in your state) as verified by a licensed physician. A nursing home for this purpose means one which is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or
    Guam) and meets all of the following:

   -- its main function is to provide skilled, intermediate, or custodial nursing care;

   -- it provides continuous room and board to three or more persons;

   -- it is supervised by a registered nurse or licensed practical nurse;

   -- it keeps daily medical records of each patient;

   -- it controls and records all medications dispensed; and

   -- its primary service is other than to provide housing for residents.

Appendix I: Condensed financial information

--------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account A with the same daily asset charge of 1.20%.

SERIES 600 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $104.12 $105.37 $100.23 $107.55 $116.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       9      27      37      51
------------------------------------------------------------------------------------------------------------------------
1290 VT EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 88.11 $ 97.11 $111.01 $109.25 $127.07 $165.42 $177.60 $172.48 $192.54 $220.38
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        68      68      74      80      97     120     127     130     128     128
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $101.40 $116.85 $126.55 $126.72 $131.77 $144.49 $145.10 $147.11 $156.53 $164.22
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        18      17      19      17      15      11       9       8       7       6
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $101.39 $141.70 $185.71 $177.07 $206.17 $283.37 $288.56 $268.85 $327.44 $375.60
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       143     181     264     338     427     528     636     744     861     981
------------------------------------------------------------------------------------------------------------------------
1290 VT HIGH YIELD BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $101.38 $102.08 $ 97.73 $107.89 $113.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       5      15      28      40      58
------------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 54.79 $ 70.85 $ 78.76 $ 78.03 $ 90.00 $119.44 $134.07 $133.09 $144.59 $172.01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        12      15      21      39      37      46      56      65      72      81
------------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $104.51 $118.72 $113.20 $125.25 $141.22 $142.87 $135.56 $146.75 $168.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       3      18      52      96     137     169     190     211     274
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $105.83 $103.68 $119.06 $152.80 $175.49 $170.64 $206.90 $227.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       4      15      30      56      86     137     212     299
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 96.31 $100.05 $ 98.77 $100.33 $102.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       5      34      98     160     213
------------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $106.03 $ 96.15 $110.64 $143.94 $154.73 $148.11 $175.15 $199.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       5      11      12      15      17      20      27      34
------------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $103.13 $ 98.08 $111.26 $143.93 $160.10 $158.75 $174.15 $207.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       7      16      21      27      34      41      47      53
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $104.88 $ 92.69 $105.72 $143.50 $147.53 $138.32 $164.72 $185.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       2       5       7       8       9      12      16      18
------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 94.51 $118.85 $132.78 $121.35 $136.88 $170.99 $176.91 $171.71 $184.57 $217.18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       183     240     367     480     574     676     774     879     974    1039
------------------------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.35 $116.06 $119.71 $117.51 $123.05 $133.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       3      16      31      45      64      78
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.64 $113.55 $120.34 $121.15 $125.18 $129.04 $130.83 $128.94 $131.13 $135.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       129     137     165     181     205     211     215     223     230     227
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $102.73 $112.17 $115.05 $113.14 $117.34 $125.18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       9      19      29      35      43
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $101.41 $104.59 $106.02 $104.57 $106.24 $109.45
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       2      11       8      12      18      18
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.86 $114.02 $122.87 $120.54 $127.87 $139.27 $141.95 $139.33 $144.18 $155.02
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       141     173     238     290     364     422     465     492     514     525
------------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $160.80 $238.40 $262.52 $227.43 $262.85 $312.57 $314.03 $304.90 $314.74 $392.09
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       162     167     176     165     165     162     158     152     145     140
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 84.53 $113.03 $121.97 $100.10 $115.03 $133.56 $123.73 $116.93 $115.78 $144.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       128     167     224     233     234     249     301     308     313     311
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $104.17 $ 86.39 $ 99.52 $119.08 $110.07 $106.13 $104.74 $128.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       3      12      17      24      30      37      41      48
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 96.19 $123.78 $129.72 $107.44 $124.70 $147.01 $134.82 $128.99 $128.40 $156.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       198     175     164     143     127     117     111     108     106     104
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 66.14 $ 82.67 $ 93.27 $ 88.25 $100.25 $130.30 $143.70 $142.50 $154.64 $186.32
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        26      22      25      23      21      19      33      34      33      32
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.46 $ 91.21 $103.14 $ 98.18 $110.32 $147.58 $161.97 $166.48 $173.55 $221.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       153     147     145     156     148     142     302     282     265     252
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 75.99 $ 90.43 $100.67 $ 94.42 $108.08 $141.46 $156.85 $148.74 $169.48 $190.65
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       917     756     639     532     449     386     394     357     321     295
------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.55 $109.46 $132.44 $118.52 $138.90 $182.63 $200.06 $190.66 $221.67 $246.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       268     368     333     282     247     226     208     191     178     168
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.76 $124.58 $135.28 $130.46 $140.23 $156.72 $159.53 $156.23 $162.63 $178.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       794     826     994   1,170   1,393   1,595   1,799   1,949    2058    2119
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.96 $120.06 $124.56 $122.09 $129.13 $142.64
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      12      39      91     148     201     245
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.67 $121.30 $133.69 $125.54 $138.32 $163.71 $167.84 $163.68 $173.48 $196.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       554     652     867   1,047   1,184   1,339   1,476   1,602    1719    1805
------------------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.29 $118.56 $122.73 $120.51 $123.56 $137.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       5      18      48      67      75      76
------------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 85.28 $114.32 $150.51 $147.75 $168.72 $230.33 $235.70 $226.10 $251.49 $304.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       191     181     168     149     146     144     141     146     149     156
------------------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 69.88 $ 96.86 $112.25 $104.39 $124.21 $170.67 $175.03 $175.12 $174.55 $216.60
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        47      60      85     117     120     120     107      93      76      59
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 70.88 $ 91.41 $100.52 $ 99.40 $109.23 $123.64 $129.74 $124.29 $135.63 $147.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       134     120     113      87      78      80      89     103     109     114
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 64.30 $ 81.46 $100.02 $ 89.35 $103.13 $139.28 $140.53 $129.77 $160.09 $176.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        15      15      17      15      16      17      16      17      19      19
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 59.39 $ 75.38 $ 82.21 $ 77.62 $ 87.98 $107.16 $111.67 $107.24 $116.02 $131.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        87      86      85      91      93      94     120     134     132     133
------------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 84.15 $130.59 $170.69 $155.66 $167.26 $228.94 $224.59 $209.70 $198.22 $250.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        47      85     149     218     283     318     362     392     413     424
------------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 92.02 $117.96 $126.12 $128.19 $142.58 $179.29 $190.99 $210.45 $222.09 $295.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        33      40      47      37      34      29      25      24      28      28
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 65.81 $ 81.35 $ 89.97 $ 84.93 $ 95.83 $122.40 $132.66 $127.94 $143.05 $161.41
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        71      61      51      41      36      31      27      23      23      21
------------------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 63.47 $ 81.54 $ 87.00 $ 78.82 $ 92.93 $116.56 $116.42 $111.99 $116.48 $139.59
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        43      51      65      75      87      99     112     119     122     126
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 80.78 $ 87.51 $ 92.20 $ 95.71 $ 99.60 $ 97.55 $ 98.68 $ 96.87 $ 98.51 $ 99.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       154     139     144     134     138     137     137     140     146     146
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 77.65 $103.21 $130.17 $108.44 $119.32 $174.21 $167.63 $155.61 $168.13 $206.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        59      50      42      35      30      28      22      19      16      14
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $115.05 $143.69 $176.76 $158.90 $183.31 $258.49 $242.34 $207.98 $257.35 $282.99
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        94      85      70      57      48      42      35      31      28      26
------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $117.63 $151.42 $169.26 $162.04 $181.92 $247.55 $268.31 $248.79 $289.97 $309.74
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       237     251      30      44      57      67      75      79      82      83
------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.64 $103.44 $118.34 $121.60 $141.05 $183.63 $200.50 $201.88 $216.26 $268.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       316     277     243     210     184     166     150     139     122     112
------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 66.57 $ 84.41 $ 96.63 $ 95.98 $109.61 $143.46 $158.83 $156.84 $173.08 $206.01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       858     780     690     612     548     527     505     494     505     534
------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.14 $108.70 $113.61 $117.63 $119.89 $116.56 $117.95 $117.04 $117.23 $117.52
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       122     139     130     120     121     134     158     187     223     256
------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKET EQUITY PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 94.51 $ 90.43 $ 73.13 $ 79.27 $104.96
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       3      10      21      31      49
------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 75.56 $ 93.97 $106.19 $106.50 $121.24 $157.55 $175.85 $175.11 $192.44 $230.15
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       588     572     574     578     597     680     796     987    1240    1545
------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $113.22 $114.06 $119.80 $123.57 $126.63 $121.97 $121.57 $115.55 $114.94 $118.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        73      76     101     105      99      93      91      87      87      87
------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $140.41 $135.57 $139.60 $145.23 $144.89 $140.80 $141.24 $140.14 $139.09 $137.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       110      90      76      66      55      45      38      32      28      26
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 75.18 $ 94.40 $ 98.13 $ 85.13 $ 97.79 $117.36 $107.95 $104.38 $105.39 $128.31
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       436     384     331     273     216     182     159     143     125     111
------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 71.73 $ 91.00 $103.59 $100.32 $117.37 $156.59 $168.50 $156.17 $181.11 $211.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        24      24      27      22      16      19     141     144     145     141
------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 74.13 $ 96.91 $107.54 $100.69 $115.45 $154.88 $175.03 $168.98 $202.90 $235.99
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        31      26      29      29      27      33      38      51      64     107
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 49.46 $ 66.57 $ 76.26 $ 77.12 $ 87.41 $114.42 $126.88 $131.46 $138.13 $176.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       194     188     179     176     181     204     241     292     354     438
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 44.66 $ 52.58 $ 59.54 $ 58.64 $ 67.55 $ 87.81 $ 97.71 $ 92.26 $106.18 $118.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        27      28      30      69      75      91     122     159     201     238
------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 96.79 $131.24 $149.04 $131.48 $155.48 $174.58 $163.85 $162.20 $163.43 $213.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        40      42      49      57      71      98     129     164     204     252
------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 69.43 $ 93.48 $116.13 $111.98 $129.53 $169.67 $182.70 $175.35 $207.75 $237.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       504     465     434     389     364     369     392     445     519     616
------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $121.87 $120.40 $118.97 $117.54 $116.13 $114.74 $113.36 $112.00 $110.66 $109.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       101      61      49      51      42      37      37      40      44      48
------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 67.86 $ 92.93 $105.76 $ 95.49 $113.56 $141.74 $142.55 $145.32 $143.64 $192.47
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        29      36      52      94     110     149     192     258     309     363
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 90.81 $ 96.78 $ 93.36 $101.76 $103.47
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       6      23      57      82     122
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.98 $109.89 $109.49 $107.97 $108.26 $107.05 $105.67 $104.12 $104.92 $105.62
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       145     198     180     156     152     155     163     168     169     173
------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $129.11 $135.29 $142.01 $142.03 $144.05 $139.07 $141.38 $140.00 $139.95 $140.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        94     123     108      95      88      80      77      77      78      74
------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.45 $128.91 $160.25 $152.00 $173.52 $235.64 $244.10 $230.15 $274.08 $308.74
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       185     195     188     176     166     163     162     173     184     202
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017.



-----------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                         ------------------------------------------------------------------------------
                                          2008   2009    2010    2011    2012    2013    2014    2015    2016    2017
-----------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $65.57 $ 92.41 $106.26 $102.95 $120.97 $164.85 $176.94 $192.69 $192.93 $254.23
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      155     200     266     324     402     492     590     703     811     916
-----------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $78.60 $102.84 $114.89 $110.31 $123.01 $164.72 $186.25 $181.39 $197.41 $236.55
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       64      57      52      40      28      25      24      26      21      21
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      -- $105.87 $101.69 $116.69 $150.97 $166.54 $165.23 $175.87 $211.27
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      46     196     359     506     647     792     903     977
-----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      -- $107.57 $ 99.27 $115.92 $151.81 $169.92 $151.89 $169.99 $186.18
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --       3      13      26      46      68      91     100     106
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      -- $109.26 $100.69 $127.18 $128.72 $145.42 $141.16 $142.01 $158.17
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --       1       2       4       7       8       9       9       8
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      -- $ 95.08 $109.87 $115.89 $116.31 $111.04 $121.60 $127.49
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --       5      28      51      71     101     127     156
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      -- $109.49 $100.62 $114.57 $134.38 $132.89 $127.86 $125.45 $152.12
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      11      37      69     100     142     199     248     289
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      -- $104.26 $ 96.31 $105.26 $133.60 $137.50 $130.03 $145.39 $164.70
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --       4      14      18      22      28      37      45      51
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      -- $108.58 $106.22 $119.27 $161.54 $162.93 $151.73 $167.67 $188.40
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --       2       7      10      14      16      20      23      24
-----------------------------------------------------------------------------------------------------------------------
IVY VIP ENERGY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      -- $113.52 $101.98 $102.14 $128.92 $113.92 $ 87.63 $116.50 $100.55
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      10      31      49      67     101     142     178     212
-----------------------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      -- $106.27 $110.52 $129.55 $141.43 $142.39 $131.53 $151.00 $159.15
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      10      62     152     252     350     439     500     604
-----------------------------------------------------------------------------------------------------------------------
IVY VIP MID CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      -- $ 89.76 $100.71 $129.29 $137.79 $128.27 $134.48 $168.61
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      10      61     127     178     235     282     318
-----------------------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      -- $112.58 $ 99.44 $103.32 $146.34 $146.89 $147.86 $150.34 $182.88
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --       2       9      21      27      31      44      54      65
-----------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $113.45 $ 91.87 $110.79 $108.09 $101.84 $ 80.44 $ 95.99 $121.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      29     123     228     342     468     626     744     868
------------------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $105.97 $102.84 $117.79 $148.53 $148.41 $155.90 $159.95 $200.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      15      75     138     248     386     564     782    1014
------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $101.87 $ 98.22 $115.31 $150.09 $164.17 $162.12 $173.50 $210.90
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       8      15      19      27      30      31      31      34
------------------------------------------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $188.77 $197.41 $249.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      28      33      36
------------------------------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $119.10 $118.91 $134.23 $178.67 $194.90 $212.84 $227.92 $312.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       4      19      34      46      61      89     122     165
------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $110.84 $116.64 $130.46 $154.96 $172.18 $145.01 $159.37 $180.29
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       5      41      81     117     159     195     220     240
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 45.54 $ 61.76 $ 71.76 $ 66.45 $ 74.98 $101.59 $111.08 $114.13 $116.64 $150.22
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        84     166     203     170     147     130     116     107      97      93
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $123.17 $131.81 $138.30 $144.59 $150.67 $145.36 $149.00 $147.40 $149.48 $152.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        95      97     127     110     154     182     189     200     211     218
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 67.87 $ 95.07 $119.18 $108.47 $123.72 $171.33 $177.51 $172.71 $182.21 $228.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        96      92      79      64      52      44      38      36      30      28
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 87.76 $125.17 $154.48 $132.28 $150.05 $201.01 $209.20 $195.22 $229.68 $247.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        69      66      62      49      41      37      30      26      23      20
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 65.21 $102.08 $118.71 $111.64 $125.11 $167.60 $188.02 $197.46 $212.55 $292.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       121     131     140     131     123     117     116     118     115     117
------------------------------------------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.86 $ 93.74 $102.55 $ 98.46 $107.85 $121.54 $123.64 $119.82 $125.06 $137.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        11      13      18      22      24      25      30      33      30      26
------------------------------------------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 74.45 $ 90.62 $100.22 $ 95.16 $106.09 $124.84 $128.32 $124.19 $131.80 $150.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        24      33      39      50      62      72      89     101     111     125
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017.




--------------------------------------------------------------------------------------------------------------------
                                                              FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------------------------------------------------
                                          2008   2009   2010   2011   2012    2013    2014    2015    2016    2017
--------------------------------------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION
--------------------------------------------------------------------------------------------------------------------
   Unit value                            $71.58 $88.79 $98.89 $93.17 $105.04 $126.88 $130.98 $126.78 $135.31 $157.45
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       14     22     32     45      58      75      94     116     138     171
--------------------------------------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION
--------------------------------------------------------------------------------------------------------------------
   Unit value                            $68.52 $86.50 $96.81 $90.36 $103.05 $127.49 $131.98 $127.49 $136.91 $161.91
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        9     12     19     32      47      65      87     116     145     168
--------------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND
--------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     -- $83.02 $ 84.57 $ 92.15 $ 73.43 $ 48.15 $ 68.23 $ 66.09
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --     17      38      49      65      87     106     116
--------------------------------------------------------------------------------------------------------------------






  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.


   Copyright 2018 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                         1290 Avenue of the Americas,
                              New York, NY 10104
                                 212-554-1234

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2018 TO THE MAY 1, 2018 PROSPECTUS FOR EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS


..   EQUI-VEST(R) VANTAGE/SM/ ADDITIONAL CONTRIBUTIONS TAX-SHELTERED (ACTS)
    PROGRAM, NEW JERSEY DEPARTMENT OF HIGHER EDUCATION

--------------------------------------------------------------------------------


This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "Prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your Prospectus and retain it for future reference. This Supplement incorporates the Prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus. IF YOU ARE A CURRENT PARTICIPANT (DEFINED BELOW), THIS SUPPLEMENT REPLACES, IN ITS ENTIRETY, THE SUPPLEMENT TO YOUR CURRENT PROSPECTUS FOR EMPLOYER-SPONSORED RETIREMENT PLANS DATED MAY 1, 2018.


We offer the EQUI-VEST(R) Vantage/SM/ contract to fund the ACTS Program ("the plan").

The EQUI-VEST(R) Vantage/SM/ ACTS contract is a group variable deferred annuity contract. The employer will be the EQUI-VEST(R) Vantage/SM/ ACTS contract holder. Certain rights may be exercised by employees covered under an employer's plan (the "participants"). These rights will be set forth in a participation certificate provided to each participant. The 12-month period beginning on the participant's participation date and each 12-month period thereafter is a "participation year." The "participation date" is the date we receive a participant's properly completed and signed enrollment form and any other required documents at our processing office. "Contract date" is the date following our acceptance of a properly completed and signed application (and other required documents) on which the first participant is enrolled in the contract. The 12-month period beginning on a contract date and each 12-month period after that is a "contract year." The end of each 12-month period is the "contract anniversary." Terms and other provisions not defined or modified in this Supplement are the same as in the prospectus./(1)/

The group annuity contract that covers the qualified plan in which you participate is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under this contract. In the absence of a specific written arrangement to the contrary, you, as the participant under this contract, have the sole authority to make investment allocations and other decisions under the contract. Your AXA Advisors financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him or her regarding any different arrangements that may apply.

We offer the EQUI-VEST(R) Vantage/SM/ ACTS contract to purchasers on the same basis and under the same terms and conditions described in the prospectus as those that apply to EQUI-VEST(R) Series 100 and 200 contracts, except for certain material differences described in this Supplement. You should be aware that an annuity contract that is a Tax Sheltered Annuity (TSA), such as the EQUI-VEST(R) Vantage/SM/ ACTS, does not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before participating in an EQUI-VEST(R) Vantage/SM/ ACTS, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of this annuity with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" in the prospectus.)

                              -------------------

See "Tax information" in the prospectus for a more detailed discussion of sources of contributions, certain contribution limitations and other tax information for TSA contracts.

Material differences between EQUI-VEST(R) Vantage/SM/ ACTS and the provisions of the EQUI-VEST(R) Series 100 and 200 contracts described in the prospectus include the information above as well as the following:


        FOR USE WITH THE ADDITIONAL CONTRIBUTIONS TAX-SHELTERED PROGRAM


-------------
(1)This Supplement distinguishes between "contract" and "participation certificate" as well as "contract holder" and "participant" when describing the EQUI-VEST(R) Vantage/SM/ ACTS product. The prospectus does not make these distinctions and generally uses the terms "you" and "your" when referring to the person who has the right or responsibility that the prospectus is discussing at that point, and to "contract" when referring to the participation certificate or contract that includes the right being discussed.


                                                           Cat. # 133282 (5/18)
                                                                        #526663



888-002 (5/18)

NB/IF

1. THE FOLLOWING IS ADDED TO "EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS AT A GLANCE -- KEY FEATURES" UNDER "FEES AND CHARGES" IN THE PROSPECTUS:

-----------------------------------------------------------------------
FEES AND CHARGES FOR           .   Separate account charge deducted
EQUI-VEST(R) VANTAGE/SM/ ACTS      daily on amounts invested in
                                   variable investment options: 0.40%.
                               .   Annual administrative charge: There
                                   is no annual administrative charge.

                               .   Charges for certain optional
                                   special services.

                               .   No sales charge deducted at the
                                   time contributions are made.

                               .   Withdrawal charge: There is no
                                   withdrawal charge.

                               .   Annual expenses of the affiliated
                                   and unaffiliated Trusts (the
                                   "Trusts") portfolios are calculated
                                   as a percentage of the average
                                   daily net assets invested in each
                                   portfolio. Please see "Fee table"
                                   later in this Supplement.
-----------------------------------------------------------------------

2. PORTFOLIOS OF THE TRUSTS


We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment adviser of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, AXA FMG has entered into sub-advisory agreements with one or more other investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.


You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG receives management fees and administrative fees in connection with the services it provides to the affiliated Portfolios. It may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.


As a certificate owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable and/or its affiliates may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.


Some affiliated Portfolios invest in other affiliated Portfolios (the "AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer certificate owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to certificate owners and/or suggest that certificate owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your certificate. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.


As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy") and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.

The AXA Managed Volatility Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy, and the AXA Fund of Fund Portfolios that invest in Portfolios that use the AXA volatility management strategy, are identified below in the chart by a "(check mark)" under the column entitled "Volatility Management."

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. During rising markets, the AXA volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy (or, in the case of the AXA Fund of Fund Portfolios, invest exclusively in other Portfolios that do not use the AXA volatility management strategy). Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the AXA volatility management strategy. Any such Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

ASSET TRANSFER PROGRAM. Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program
(ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in certificates with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract and certificate and cert owners invested in that Portfolio:

   (a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

   (b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract and certificate owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.


------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST --                                                                          INVESTMENT ADVISER (OR
 CLASS B SHARES                                                                    SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                                     AS APPLICABLE)                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE         Seeks to achieve long-term capital appreciation and           .   AXA Equitable Funds        (check mark)
  ALLOCATION         current income.                                                   Management Group, LLC
------------------------------------------------------------------------------------------------------------------------------
TARGET 2015          Seeks the highest total return over time consistent with its  .   AXA Equitable Funds
  ALLOCATION         asset mix. Total return includes capital growth and               Management Group, LLC
                     income.
------------------------------------------------------------------------------------------------------------------------------
TARGET 2025          Seeks the highest total return over time consistent with its  .   AXA Equitable Funds
  ALLOCATION         asset mix. Total return includes capital growth and               Management Group, LLC
                     income.
------------------------------------------------------------------------------------------------------------------------------
TARGET 2035          Seeks the highest total return over time consistent with its  .   AXA Equitable Funds
  ALLOCATION         asset mix. Total return includes capital growth and income.       Management Group, LLC
------------------------------------------------------------------------------------------------------------------------------
TARGET 2045          Seeks the highest total return over time consistent with its  .   AXA Equitable Funds
  ALLOCATION         asset mix. Total return includes capital growth and               Management Group, LLC
                     income.
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 --                                                                                INVESTMENT ADVISER (OR
 CLASS IB SHARES                                                                   SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                                     AS APPLICABLE)                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL  Seeks to maximize capital appreciation                        .   GAMCO Asset Management,
  COMPANY VALUE                                                                        Inc.
------------------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY     Seeks to track the investment results of MSCI KLD 400         .   BlackRock Investment
  RESPONSIBLE        Social Index.                                                     Management, LLC
------------------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED      Seeks to achieve long-term growth of capital with an          .   AllianceBernstein L.P.     (check mark)
  VOLATILITY         emphasis on risk-adjusted returns and managing volatility     .   AXA Equitable Funds
                     in the Portfolio.                                                 Management Group, LLC
                                                                                   .   BlackRock Investment
                                                                                       Management, LLC
------------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN         Seeks to maximize income while maintaining prospects for      .   AXA Equitable Funds        (check mark)
  BALANCED MANAGED   capital appreciation with an emphasis on risk-adjusted            Management Group, LLC
  VOLATILITY         returns and managing volatility in the Portfolio.             .   BlackRock Investment
                                                                                       Management, LLC
                                                                                   .   Franklin Advisers, Inc.
------------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL    Seeks to achieve long-term growth of capital with an          .   AXA Equitable Funds        (check mark)
  CORE MANAGED       emphasis on risk-adjusted returns and managing volatility         Management Group, LLC
  VOLATILITY         in the Portfolio.                                             .   BlackRock Investment
                                                                                       Management, LLC
                                                                                   .   EARNEST Partners, LLC
                                                                                   .   Federated Global
                                                                                       Investment Management
                                                                                       Corp.
                                                                                   .   Massachusetts Financial
                                                                                       Services Company d/b/a
                                                                                       MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL    Seeks to provide current income and long-term growth of       .   AXA Equitable Funds        (check mark)
  VALUE MANAGED      income, accompanied by growth of capital with an emphasis         Management Group, LLC
  VOLATILITY         on risk-adjusted returns and managing volatility in the       .   BlackRock Investment
                     Portfolio.                                                        Management, LLC
                                                                                   .   Northern Cross, LLC
------------------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE Seeks to achieve capital growth                               .   Janus Capital Management
                                                                                       LLC
------------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE  Seeks to achieve long term growth of capital with an          .   AllianceBernstein L.P.     (check mark)
  MANAGED VOLATILITY emphasis on risk-adjusted returns and managing volatility in  .   AXA Equitable Funds
                     the Portfolio.                                                    Management Group, LLC
                                                                                   .   BlackRock Investment
                                                                                       Management, LLC
                                                                                   .   Massachusetts Financial
                                                                                       Services Company d/b/a
                                                                                       MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 --                                                                                   INVESTMENT ADVISER (OR
 CLASS IB SHARES                                                                      SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                                        AS APPLICABLE)                 MANAGEMENT
-------------------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES    Seeks to achieve capital appreciation.                           .   Loomis, Sayles & Company,
  GROWTH                                                                                  L.P.
-------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK      Seeks to achieve a total return before expenses that             .   AllianceBernstein L.P.
  INDEX              approximates the total return performance of the Russell
                     3000(R) Index, including reinvestment of dividends, at a
                     risk level consistent with that of the Russell 3000(R) Index.
-------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX   Seeks to achieve a total return before expenses that             .   SSgA Funds Management,
                     approximates the total return performance of the                     Inc.
                     Bloomberg Barclays U.S. Immediate Government/Credit
                     Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg Barclays U.S.
                     Immediate Government/Credit Bond Index.
-------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX  Seeks to achieve a total return before expenses that             .   AllianceBernstein L.P.
                     approximates the total return performance of the Standard &
                     Poor's 500 Composite Stock Price Index, including
                     reinvestment of dividends, at a risk level consistent with that of the Standard & Poor's 500 Composite Stock Price Index.
-------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL     Seeks to achieve a total return (before expenses) that           .   AllianceBernstein L.P.
  EQUITY INDEX       approximates the total return performance of a composite
                     index comprised of 40% DJ Euro STOXX 50 Index, 25% FTSE
                     100 Index, 25% TOPIX Index, and 10% S&P/ASX 200 Index,
                     including reinvestment of dividends, at a risk level consistent with that of the composite index.
-------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE    Seeks to achieve long-term capital appreciation.                 .   J.P. Morgan Investment
  OPPORTUNITIES                                                                           Management Inc.
-------------------------------------------------------------------------------------------------------------------------------
EQ/MFS               Seeks to achieve capital appreciation.                           .   Massachusetts Financial
  INTERNATIONAL                                                                           Services Company d/b/a
  GROWTH                                                                                  MFS Investment Management
-------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX     Seeks to achieve a total return before expenses that             .   SSgA Funds Management,
                     approximates the total return performance of the Standard &          Inc.
                     Poor's Mid Cap 400 Index, including reinvestment of
                     dividends, at a risk level consistent with that of the Standard
                     & Poor's Mid Cap 400 Index.
-------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET/(1)/ Seeks to obtain a high level of current income, preserve its     .   The Dreyfus Corporation
                     assets and maintain liquidity.
-------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY     Seeks to replicate as closely as possible (before expenses)      .   AllianceBernstein L.P.
  INDEX              the total return of the Russell 2000(R) Index.
-------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE     Seeks to achieve long-term capital appreciation and              .   T. Rowe Price Associates,
  GROWTH STOCK       secondarily, income.                                                 Inc.
-------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE    Seeks to achieve a balance of high current income and            .   AXA Equitable Funds
  BOND               capital appreciation, consistent with a prudent level of             Management Group, LLC
                     risk.                                                            .   BlackRock Financial
                                                                                          Management, Inc.
                                                                                      .   DoubleLine Capital L.P.
                                                                                      .   Pacific Investment
                                                                                          Management Company LLC
                                                                                      .   SSgA Funds Management,
                                                                                          Inc.
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 --                                                                 INVESTMENT ADVISER (OR
 CLASS IB SHARES                                                    SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                      AS APPLICABLE)                 MANAGEMENT
-------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID     Seeks to achieve long-term growth of capital.  .   AXA Equitable Funds
  CAP VALUE                                                             Management Group, LLC
                                                                    .   BlackRock Investment
                                                                        Management, LLC
                                                                    .   Diamond Hill Capital
                                                                        Management, Inc.
                                                                    .   Lord, Abbett & Co. LLC


--------------------------------------------------------------------------------------------------------
 IVY VARIABLE
 INSURANCE                                                                INVESTMENT ADVISER
 PORTFOLIOS                                                               (OR SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                            AS APPLICABLE)
--------------------------------------------------------------------------------------------------------
IVY VIP ENERGY       To seek to provide capital growth and appreciation.  .   Ivy Investment Management
                                                                              Company (IICO)


-------------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS                                                              INVESTMENT ADVISER
 SERVICE CLASS                                                                 (OR SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                 AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES     The fund's investment objective is to seek total return.  .   Massachusetts Financial
  SERIES                                                                           Services Company
-------------------------------------------------------------------------------------------------------------


(1)The Portfolio operates as a "government money market fund." The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING.

3. THE FOLLOWING TABLE AND EXAMPLE ARE ADDED BEFORE "CONDENSED FINANCIAL INFORMATION" IN "FEE TABLE" IN THE PROSPECTUS:

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the EQUI-VEST(R) Vantage/SM/ ACTS certificate. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Supplement.

The first table describes fees and expenses that you will pay at the time that you surrender the certificate, purchase a Variable Immediate Annuity payout option or make certain transfers and rollovers. Charges for certain features shown in the fee table are mutually exclusive.

----------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME
 YOU REQUEST CERTAIN TRANSACTIONS
----------------------------------------------------------------------------------
Withdrawal charge as a percentage of the amount
withdrawn (deducted when you surrender your
certificate or make certain withdrawals)                0%

Special services charges

  .   Wire transfer charge/(1)/                         $90 (current and maximum)

  .   Express mail charge/(1)/                          $35 (current and maximum)
----------------------------------------------------------------------------------

The next table describes the fees and expenses that you
will pay periodically during the time that you own the
certificate, not including underlying trust portfolio fees
and expenses.
-----------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH
 CONTRACT DATE ANNIVERSARY
-----------------------------------------------------------
Maximum annual administrative charge                    $0

--------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT
 OPTIONS EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET
 ASSETS
--------------------------------------------------------------
Separate account annual expenses/(2)/                   0.40%
--------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the certificate. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.

-----------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-----------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets  Lowest Highest
including management fees, 12b-1 fees, service fees, and/or other expenses)/(3)/             0.59%  1.30%
-----------------------------------------------------------------------------------------------------------


Notes:

(1)Unless you specify otherwise, this charge will be deducted from the amount you request.
(2)For mortality and expense risks, and administrative and financial accounting expenses. A portion of this charge is for providing the death benefit.
(3)"Total Annual Portfolio Operating Expenses" may be based, in part, on estimated amounts of such expenses.

EXAMPLES: EQUI-VEST(R) VANTAGE/SM/ ACTS CONTRACTS

These examples are intended to help you compare the cost of investing in the EQUI-VEST(R) Vantage/SM/ ACTS contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses).

The examples below show the expenses that a hypothetical certificate holder would pay in the situations illustrated.

We assume that the Contract Year and Participation Year are the same. For a complete description of portfolio charges and expenses, please see the prospectuses for each Trust.

The fixed maturity options and the guaranteed interest option are not covered by the fee table and examples. However, the charge if you elect a Variable Immediate Annuity payout option do apply to amounts in the fixed maturity options and the guaranteed interest option. A market value adjustment (up or down) will apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


-----------------------------------------------------------------------------------------------------------
                                                                        IF YOU SURRENDER OR DO NOT
                          IF YOU ANNUITIZE AT THE END OF THE          SURRENDER YOUR CONTRACT AT THE END OF
                          APPLICABLE TIME PERIOD                        THE APPLICABLE TIME PERIOD
-----------------------------------------------------------------------------------------------------------
                          1 YEAR     3 YEARS     5 YEARS     10 YEARS 1 YEAR   3 YEARS   5 YEARS  10 YEARS
-----------------------------------------------------------------------------------------------------------
(a)assuming maximum fees
   and expenses of any
   of the Portfolios       N/A        $998       $1,463       $2,746   $210     $648     $1,113    $2,396
-----------------------------------------------------------------------------------------------------------
(b)assuming minimum fees
   and expenses of any
   of the Portfolios       N/A        $771       $1,078       $1,950   $135     $421     $  728    $1,600
-----------------------------------------------------------------------------------------------------------


CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this Supplement for the unit values and number of units outstanding as of the period shown for each of the variable investment options, available as of December 31, 2017.

4. THE FOLLOWING INFORMATION IS ADDED TO THE CHART IN THE SECTION ENTITLED "HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT" IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS:


-------------------------------------------------------------------------------------
 CONTRACT TYPE    SOURCE OF CONTRIBUTIONS           LIMITATIONS ON CONTRIBUTIONS
-------------------------------------------------------------------------------------
EQUI-VEST(R)      .   Salary Reduction              .   For 2018, maximum amount of
VANTAGE/SM/ ACTS      Contributions (Elective           employer and employee
                      Deferral Contributions):          contributions is generally
                      Contributions under a salary      the lesser of $55,000 or
                      reduction agreement that an       100% of compensation with
                      employee enters into with         maximum salary reduction
                      the Employer under the Plan,      contribution of $18,500.
                      including designated Roth     .   If your employer's plan
                      contributions under Section       permits and you are at least
                      402A of the Code.                 age 50 at any time during
                  .   Additional "catch-up"             2018, additional salary
                      contributions.                    reduction "catch-up"
                  .   Rollover Contributions:           contributions totalling up
                      Contributions of eligible         to $6,000 can be made.
                      rollover distributions
                      directly or indirectly from
                      another eligible retirement
                      arrangement.
-------------------------------------------------------------------------------------

EQUI-VEST(R)      .   Direct Transfer               .   All salary reduction
VANTAGE/SM/ ACTS      Contributions: Amounts            contributions (whether
(CONTINUED)           directly transferred (either      pre-tax or designated Roth)
                      a plan-to-plan direct             may not exceed the total
                      transfer or a contract            maximum for the year (for
                      exchange under the same           2018, $18,500 and age 50
                      403(b) plan).                     catch-up of $6,000).
                                                    .   Rollover or direct transfer
                                                        contributions after age
                                                        70 1/2 must be net of
                                                        required minimum
                                                        distributions.
                                                    .   Different sources of
                                                        contributions and earnings
                                                        may be subject to withdrawal
                                                        restrictions.
-------------------------------------------------------------------------------------


5. THE LAST SENTENCE OF THE SECOND PARAGRAPH FOLLOWING THE CHART UNDER "HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT" IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

We may also refuse to accept any contribution if the sum of all contributions under all AXA Equitable accumulation annuities in which a participant has an interest would then total more than $2,500,000.

6. THE FIRST PARAGRAPH UNDER "OWNER AND ANNUITANT REQUIREMENTS" IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS IS REPLACED IN ITS ENTIRETY BY THE
   FOLLOWING:

For the following employer-funded programs, the employee must be the owner on the contract: SEP-IRA, SARSEP IRA, SIMPLE IRA, TSA, University TSA (other than EQUI-VEST(R) Vantage/SM/ ACTS contracts) and Annuitant-Owned HR-10.

7. THE FINAL PARAGRAPH UNDER "GUARANTEED INTEREST OPTION," IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING PARAGRAPH:


For certificates issued on or before August 24, 2012, the minimum yearly guaranteed interest rate for 2018 is 1.50%. Your lifetime minimum guaranteed interest rate is 1.50%. For certificates issued on or after August 27, 2012, the minimum yearly guaranteed interest rate for 2018 is 1.00%. Your lifetime minimum guaranteed interest rate is 1.00%. For all certificates, the minimum yearly guaranteed interest rate will never be less than the lifetime minimum guaranteed interest rate. Also, current rates will never be less than the minimum yearly guaranteed interest rate.


8. THE SECTION "SELECTING YOUR INVESTMENT METHOD" IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS DOES NOT APPLY TO EQUI-VEST(R) VANTAGE/SM/ ACTS AND IS DELETED IN ITS ENTIRETY. A NEW SECTION IS ADDED AS FOLLOWS:

TEMPORARY REMOVAL OF TRANSFER RESTRICTIONS

From time to time, we may remove certain restrictions that apply. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions.

THE TRANSFER AND WITHDRAWAL RESTRICTIONS DESCRIBED IN ITEMS 9. AND 10. OF THIS SUPPLEMENT APPLY TO PARTICIPATION CERTIFICATES ISSUED ON OR BEFORE AUGUST 24, 2012 ONLY. THEY DO NOT APPLY TO PARTICIPATION CERTIFICATES ISSUED AFTER THIS DATE. For certificates issued on or after August 27, 2012, AXA Equitable reserves the right to prohibit transfers to the guaranteed interest option in the first participation year.

9. THE SEVENTH BULLET UNDER "TRANSFERRING YOUR ACCOUNT VALUE" IN "TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS" IN THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

..   The maximum amount that may be transferred from the guaranteed interest option to any investment option in any participation year is the greatest of:

   (a)25% of the amount you have in the guaranteed interest option on the last day of the prior participation year; or

   (b)the sum of the total of all amounts transferred at your request from the guaranteed interest option to any of the investment options plus amounts withdrawn from the contract in the prior participation year (including any amounts withdrawn for a plan-to-plan direct transfer or a contract exchange under the same plan, but not including any amounts that were withdrawn as a result of a distributable event as set forth in the contract); or

   (c)25% of amounts transferred or allocated to the guaranteed interest option during the current participation year.

These limitations are more fully described in your participation certificate.

..   We reserve the right to not permit transfers into the guaranteed interest option in the first participation year. After the first participation year, we also reserve the right to prohibit a transfer into the guaranteed interest option if such transfer would result in more than 25% of the annuity account value being allocated to the guaranteed interest option, based on the annuity account value as of the previous business day.

10.A NEW SUBSECTION IS ADDED IMMEDIATELY AFTER THE CHART UNDER "WITHDRAWING
   YOUR ACCOUNT VALUE" IN "ACCESSING YOUR MONEY" IN THE PROSPECTUS AS FOLLOWS:

RESTRICTIONS ON WITHDRAWALS FROM THE GUARANTEED INTEREST OPTION:

The maximum amount that may be withdrawn from the guaranteed interest option in any participation year is the greatest of:

(a)25% of the amount you have in the guaranteed interest option on the last day of the prior participation year; or

(b)the sum of the total of all amounts transferred at your request from the guaranteed interest option to any of the investment options plus amounts withdrawn from your account balance under the contract in the prior participation year (including any amounts withdrawn for a plan-to-plan direct transfer or a contract exchange under the same plan, but not including any amounts that were withdrawn as a result of a distributable event as set forth in the contract); or

(c)25% of amounts transferred or allocated to the guaranteed interest option during the current participation year.

   These limitations are more fully described in your participation certificate.

11.THE FOLLOWING IS ADDED AS THE LAST SENTENCE OF THE FIRST PARAGRAPH UNDER
   "LOANS UNDER TSA, GOVERNMENTAL EMPLOYER EDC AND CORPORATE TRUSTEED CONTRACTS" IN "ACCESSING YOUR MONEY" IN THE PROSPECTUS:

Any participant loan requests require contract holder approval.

12.THE FOLLOWING IS ADDED AFTER THE SECTION ENTITLED "TERMINATION" IN
   "ACCESSING YOUR MONEY" IN THE PROSPECTUS:

EQUI-VEST(R) VANTAGE/SM/ ACTS TERMINATION OF PARTICIPATION

We may terminate the participant's participation under the EQUI-VEST(R) Vantage/SM/ ACTS contract and pay that participant the account value under the certificate if:

(1)the account value under the certificate is less than $500 and that participant has not made contributions under the certificate for a period of three years;

(2)a participant requests a partial withdrawal that reduces the account value under the certificate to an amount of less than $500;

(3)a participant has not made any contributions under the certificate within 120 days from his or her participation date; or

(4)the plan is no longer qualified under Section 403(b) of the Code and the EQUI-VEST(R) Vantage/SM/ ACTS contract is terminated by us.

We will deduct the amount of any outstanding loan balance from the account value when we terminate a participant's participation under the contract.

The contract holder may discontinue an EQUI-VEST(R) Vantage/SM/ ACTS contract. Discontinuance of a contract means that the contract holder will not permit any further salary deferrals to be made under the contract. If and as permitted by the plan, and subject to the annual withdrawal restriction from the guaranteed interest option, the participant may withdraw any portion of the account value under the certificate and: (i) transfer, exchange or directly roll over such amounts to the employer-designated funding vehicle; (ii) directly roll over such amounts to another eligible retirement plan; (iii) retain such amounts, if permitted under federal tax law; or (iv) maintain such account value with us.

An EQUI-VEST(R) Vantage/SM/ ACTS contract may be terminated only after all participation under the contract is terminated.

13.THE FOLLOWING IS ADDED AFTER THE INFORMATION UNDER "FOR ALL SERIES ISSUED IN
   NEW YORK -- FIXED MATURITY OPTIONS/(1)/" IN "CHARGES AND EXPENSES" IN THE
   PROSPECTUS:

CHARGES UNDER EQUI-VEST(R) VANTAGE/SM/ ACTS CONTRACTS

CHARGE AGAINST THE SEPARATE ACCOUNT

We deduct this charge against the assets in the separate account to compensate us for mortality and expense risks, as well as administrative and financial accounting expenses under the contract. The charge is deducted daily at an annual rate of 0.40% of daily net assets attributable to all certificates under the group contract.

The mortality risk we assume is the risk that participants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the certificates than we expect. To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the certificates. A participant's participation certificate will set forth the applicable separate account charge.


We will determine the separate account charge pursuant to our established actuarial procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST(R) Vantage/SM/ ACTS contracts.


SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

14.THE SECOND PARAGRAPH IN "DISTRIBUTIONS FROM QUALIFIED PLANS AND TSAS" UNDER
   "WITHDRAWAL RESTRICTIONS" IN "TAX INFORMATION" IN THE PROSPECTUS IS AMENDED IN THE FOLLOWING MANNER:

The phrase in the first sentence of the paragraph "or to your account balance attributable to employer contributions" is deleted in its entirety.

15.IN "DISTRIBUTION OF THE CONTRACTS", PLEASE NOTE THE FOLLOWING:

The contribution-based compensation described in the subsection entitled, "AXA Advisors Compensation" applies to all participation certificates issued on or before August 24, 2012. For participation certificates issued after this date, the following replaces the first paragraph of this section:

AXA Equitable pays compensation to AXA Advisors to reimburse AXA Advisors for salaries paid to financial professionals that are involved in the establishment of new participation certificates. The salaries paid to financial professionals are predetermined amounts and are not based on contributions to the participation certificates.

Appendix I: Condensed financial information

--------------------------------------------------------------------------------

The following table shows the accumulation unit values and the number of outstanding units for each variable investment option under each contract series at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under SEPARATE ACCOUNT A with the same daily asset charge of 0.40%. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.

EQUI-VEST(R) VANTAGE/SM/ ACTS CONTRACTS


THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.40%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017.



----------------------------------------------------------------------------------------
                                                FOR THE YEAR ENDING DECEMBER 31,
                                         -----------------------------------------------
                                          2012    2013    2014    2015    2016    2017
----------------------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
----------------------------------------------------------------------------------------
   Unit value                            $107.99 $149.63 $153.61 $144.27 $177.14 $204.83
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       3       4       5       6
----------------------------------------------------------------------------------------
1290 VT SOCIALLY RESPONSIBLE
----------------------------------------------------------------------------------------
   Unit value                            $101.42 $135.70 $153.55 $153.66 $168.29 $201.82
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       2       3       4       4       4
----------------------------------------------------------------------------------------
AXA 400 MANAGED VOLATILITY
----------------------------------------------------------------------------------------
   Unit value                            $104.96 $137.65 $149.17 $143.95 $171.59 $196.93
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       2       2       3       4
----------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
----------------------------------------------------------------------------------------
   Unit value                            $109.68 $129.07 $ 91.71 $ 87.37 $ 87.21 $109.71
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1      --       1
----------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
----------------------------------------------------------------------------------------
   Unit value                            $109.45 $130.08 $120.26 $115.99 $116.39 $143.02
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)        38      39      39      39      38      36
----------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
----------------------------------------------------------------------------------------
   Unit value                            $103.13 $136.08 $152.11 $145.41 $167.02 $189.41
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)        26      26      25      25      23      23
----------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
----------------------------------------------------------------------------------------
   Unit value                            $102.42 $115.38 $118.40 $116.89 $122.66 $135.67
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)        27      30      30      30      27      26
----------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
----------------------------------------------------------------------------------------
   Unit value                            $102.12 $116.54 $123.27 $119.06 $130.96 $143.50
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1      --      --
----------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
----------------------------------------------------------------------------------------
   Unit value                            $102.88 $141.96 $140.39 $132.15 $125.92 $160.41
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       1       2
----------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
----------------------------------------------------------------------------------------
   Unit value                            $ 99.99 $126.74 $136.11 $151.19 $160.84 $215.61
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       2
----------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.40%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017. (CONTINUED)



----------------------------------------------------------------------------------------
                                                FOR THE YEAR ENDING DECEMBER 31,
                                         -----------------------------------------------
                                          2012    2013    2014    2015    2016    2017
----------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
----------------------------------------------------------------------------------------
   Unit value                            $101.97 $134.54 $150.16 $149.47 $166.28 $199.52
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)        10      11      11      11      11      11
----------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
----------------------------------------------------------------------------------------
   Unit value                            $101.06 $ 99.05 $101.04 $101.08 $102.06 $103.14
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)         7       8       9       9       9       9
----------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
----------------------------------------------------------------------------------------
   Unit value                            $101.23 $132.60 $149.21 $149.79 $165.94 $200.06
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)        38      39      43      45      44      44
----------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
----------------------------------------------------------------------------------------
   Unit value                            $109.85 $132.91 $123.24 $120.13 $122.27 $150.07
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       2       3       5       7
----------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
----------------------------------------------------------------------------------------
   Unit value                            $104.59 $141.45 $161.14 $156.83 $189.84 $222.58
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       2       2       2
----------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
----------------------------------------------------------------------------------------
   Unit value                            $108.44 $122.75 $116.14 $115.90 $117.72 $154.84
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       3       4       5       7
----------------------------------------------------------------------------------------
EQ/MID CAP INDEX
----------------------------------------------------------------------------------------
   Unit value                            $105.09 $138.77 $150.64 $145.75 $174.07 $200.22
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)        41      42      43      43      44      44
----------------------------------------------------------------------------------------
EQ/MONEY MARKET
----------------------------------------------------------------------------------------
   Unit value                            $ 99.85 $ 99.45 $ 99.05 $ 98.66 $ 98.26 $ 98.26
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       2       2       2       4       2
----------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
----------------------------------------------------------------------------------------
   Unit value                            $104.81 $143.48 $149.84 $142.42 $170.97 $194.15
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)        41      42      42      42      42      43
----------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
----------------------------------------------------------------------------------------
   Unit value                            $101.45 $139.36 $150.80 $165.55 $167.10 $221.97
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)        21      24      25      25      25      25
----------------------------------------------------------------------------------------
IVY VIP ENERGY
----------------------------------------------------------------------------------------
   Unit value                            $100.32 $127.66 $113.72 $ 88.18 $118.18 $102.82
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       4       5       7       7
----------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES
----------------------------------------------------------------------------------------
   Unit value                            $104.12 $124.67 $139.65 $118.57 $131.36 $149.80
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       4       6       7       8
----------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
----------------------------------------------------------------------------------------
   Unit value                            $101.59 $ 98.80 $102.09 $101.82 $104.09 $106.78
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       2       3       3       3
----------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.40%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017. (CONTINUED)



----------------------------------------------------------------------------------------
                                                FOR THE YEAR ENDING DECEMBER 31,
                                         -----------------------------------------------
                                          2012    2013    2014    2015    2016    2017
----------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
----------------------------------------------------------------------------------------
   Unit value                            $106.24 $143.47 $150.53 $141.60 $167.95 $182.79
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1      --       1       1
----------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION
----------------------------------------------------------------------------------------
   Unit value                            $103.12 $117.16 $120.15 $117.38 $123.50 $136.91
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --
----------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION
----------------------------------------------------------------------------------------
   Unit value                            $103.50 $122.78 $127.22 $124.12 $132.80 $152.66
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --
----------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION
----------------------------------------------------------------------------------------
   Unit value                            $103.77 $126.36 $131.50 $128.32 $138.06 $161.94
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       1       1
----------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION
----------------------------------------------------------------------------------------
   Unit value                            $104.11 $129.85 $135.51 $131.97 $142.86 $170.31
----------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1      --       1
----------------------------------------------------------------------------------------





  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.


   Copyright 2018 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2018 TO THE MAY 1, 2018 PROSPECTUS FOR EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS


..   EQUI-VEST(R) TSA CONTRACTS (SERIES 200)/(1)/ OFFERED TO EMPLOYEES OF
    CERTAIN NON-PROFIT ORGANIZATIONS WITHIN THE STATE OF OREGON

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

We offer the EQUI-VEST(R) series 200 contracts, as described below ("Modified Oregon TSA Contracts"), to fund plans that meet the requirements of Internal Revenue Code Section 403(b) ("Section 403(b) plans") sponsored by certain
Section 501(c)(3) non-profit organizations, within the State of Oregon ("employer"). Modified Oregon TSA Contracts are available only when an employer
(i) makes contributions to a Section 403(b) plan; (ii) has entered into an agreement with us that permits us to offer Modified Oregon TSA Contracts as a funding vehicle for its 403(b) plan; and (iii) has at least $10 million in existing assets to fund Modified Oregon TSA Contracts in its 403(b) plan.

This Supplement describes the material differences between the series 200 contracts described in the prospectus and the Modified Oregon TSA Contracts. Certain of the modifications relate to the separate account asset-based charges for the variable investment options under Modified Oregon TSA Contracts. These charges are lowered from a maximum of 1.49% on certain variable investment options to 0.90% on all variable investment options. The Class IB/B shares of either AXA Premier VIP Trust or EQ Advisors Trust (the "Trusts") are available under Modified Oregon TSA Contracts. The series 200 contracts described in the prospectus include Class IA shares of certain Trusts, which are not offered under Modified Oregon TSA Contracts.

For purposes of this Supplement, the term "annuitant" refers to holders of current contracts (contract number 11947CT-I/(1)/, and certificate numbers 11934T/(1)/ and 92TSAAOR00) and the Modified Oregon TSA Contracts offered hereunder. Terms and other provisions not defined or modified in this Supplement are the same as in the prospectus.

Because you are purchasing an annuity contract as a Tax Sheltered Annuity
(TSA), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" in the prospectus.)

THE FIRST BULLET IN "FEES AND CHARGES" UNDER "EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PROGRAMS AT A GLANCE -- KEY FEATURES" SECTION IN THE PROSPECTUS HAS BEEN MODIFIED FOR OREGON TSA CONTRACTS, AS FOLLOWS:

We deduct a daily charge on amounts invested in the variable investment options for mortality and expense risks and other expenses at an annual rate of 0.90%.
-------------
(1)For in-force contracts, your contract series may be Series 100.


                      FOR USE ONLY IN THE STATE OF OREGON


                                                                        #526789

Fee table

--------------------------------------------------------------------------------

The following tables are applicable to Modified Oregon TSA Contracts and describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Please also see the discussion of the modifications to "charges and expenses" as set forth later in this Supplement.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, purchase a Variable Immediate Annuity payout option or make certain transfers and exchanges. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.

-------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT AT THE TIME YOU REQUEST CERTAIN
 TRANSACTIONS
-------------------------------------------------------------------------------
Withdrawal charge as a percentage of
the amount withdrawn (deducted if you
surrender your contract or make
certain withdrawals).                   0%

The withdrawal charge is waived; therefore all references in the prospectus to "withdrawal charge" or "10% free withdrawal amount" are deleted in their entirety.

Special services charges

 .   Wire transfer charge/(1)/          $90 (current and maximum)

 .   Express mail charge/(1)/           $35 (current and maximum)
-------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying trust portfolio fees and expenses.
-------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE ANNIVERSARY
-------------------------------------------------------------------------------
Annual administrative charge:           $0
The annual administrative charge is waived; therefore all references in the prospectus to "annual administrative charge" or "administrative charge" are deleted in their entirety.
-------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN
 ANNUAL PERCENTAGE OF DAILY NET ASSETS
-------------------------------------------------------------------------------

Separate account annual expenses:

Mortality and expense risks/(2)/        0.65%

Other expenses/(3)/                     0.25%

TOTAL SEPARATE ACCOUNT A ANNUAL         0.90%
EXPENSES/(4)/
-------------------------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.


---------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL
 PERCENTAGE OF DAILY NET ASSETS
---------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (expenses that
are deducted from portfolio assets including management      Lowest Highest
fees, 12b-1 fees, service fees, and/or other expenses)/(5)/  0.59%  1.94%
---------------------------------------------------------------------------


Notes:

(1)Unless you specify otherwise, this charge will be deducted from the amount you request.
(2)A portion of this charge is for providing the death benefit.
(3)This charge is for financial accounting and other administrative services relating to the contract.
(4)Total Separate Account A charges annual expenses of the variable investment options (not including the Trusts' fees and other expenses) are guaranteed not to exceed a total annual rate of 0.90%.
(5)"Total Annual Portfolio Operating Expenses" may be based, in part, on estimated amounts of such expenses.

THE SECTION ENTITLED "CHARGES UNDER THE CONTRACTS" UNDER "CHARGES AND EXPENSES"
SECTION IN THE PROSPECTUS HAS BEEN MODIFIED AS FOLLOWS:

MORTALITY AND EXPENSE RISKS CHARGE. The following information replaces the first paragraph of this section.

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the minimum death benefit. The daily charge is equivalent to an annual rate of 0.65% of the net assets in each of the variable investment options.

CHARGE FOR OTHER EXPENSES. The following information replaces this section in its entirety:

We deduct this daily charge from the net assets in each variable investment option. The daily charge is equivalent to an annual rate of 0.25% of the net assets in each variable investment option. The charge is to reimburse us for the cost of financial accounting services we provide under the contracts.

CONDENSED FINANCIAL INFORMATION

EQUI-VEST(R) MODIFIED OREGON TSA CONTRACT


THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $104.33 $105.90 $101.03 $108.74 $118.13
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       3       1
------------------------------------------------------------------------------------------------------------------------
1290 VT EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 89.25 $ 98.66 $113.13 $111.67 $130.28 $170.11 $183.20 $178.46 $199.82 $229.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       8      13      15      17      24      24      23      24      22
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.54 $118.51 $128.75 $129.31 $134.87 $148.34 $149.42 $151.95 $162.17 $170.65
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       3       4       5       6       6       7       7       6
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.70 $143.97 $189.25 $180.99 $211.38 $291.41 $297.64 $278.15 $339.81 $390.96
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         8      18      37      54      67      92     103     114     125     131
------------------------------------------------------------------------------------------------------------------------
1290 VT HIGH YIELD BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $101.58 $102.59 $ 98.52 $109.09 $115.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       1
------------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 56.37 $ 73.12 $ 81.53 $ 81.02 $ 93.73 $124.77 $140.48 $139.88 $152.42 $181.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       4       5       5       5       7       7       8       9       9
------------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $104.60 $119.19 $113.99 $126.51 $143.08 $145.18 $138.18 $150.03 $172.32
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       2       4       7      10      12      12      13      17
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 96.50 $100.55 $ 99.57 $101.44 $103.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       6      11      18      18
------------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $119.90 $109.05 $125.86 $164.25 $177.09 $170.04 $201.68 $230.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       1       2       2
------------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $115.50 $110.17 $125.36 $162.66 $181.49 $180.51 $198.61 $237.69
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1       2       2       3
------------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $123.95 $109.88 $125.70 $171.15 $176.49 $165.98 $198.25 $223.70
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 96.03 $121.13 $135.74 $124.42 $140.78 $176.39 $183.05 $178.21 $192.13 $226.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        19      70     120     155     191     255     283     301     313     320
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.55 $116.64 $120.67 $118.82 $124.79 $135.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       3       4       6       8       8
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $106.32 $115.72 $123.01 $124.22 $128.74 $133.12 $135.37 $133.82 $136.50 $141.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3      12      24      31      37      46      56      58      58      54
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $102.93 $112.73 $115.97 $114.40 $119.00 $127.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1       2       2       2
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $101.61 $105.11 $106.87 $105.73 $107.74 $111.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       2       1       2       2
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.48 $116.20 $125.60 $123.59 $131.51 $143.67 $146.88 $144.61 $150.09 $161.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        10      28      50      65      79      96     103     113     117     122
------------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $208.48 $310.04 $342.45 $297.57 $344.97 $411.47 $414.64 $340.45 $352.51 $440.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       3       3       2       6       6      35      37      38
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 86.97 $116.64 $126.25 $103.93 $119.79 $139.51 $129.63 $122.89 $122.05 $152.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6      10      23      28      30      33      46      49      52      53
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $111.66 $ 92.90 $107.33 $128.82 $119.43 $115.51 $114.34 $140.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       2       3       3       4       4
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 98.96 $127.74 $134.27 $111.55 $129.86 $153.56 $141.26 $135.56 $135.34 $165.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        21      36      49      44      46      52      51      50      50      48
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.05 $ 85.32 $ 96.54 $ 91.62 $104.40 $136.11 $150.56 $149.76 $163.00 $197.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       3       5       5       5       5       6       6       7       6
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 65.89 $ 88.06 $ 99.88 $ 95.36 $107.48 $144.21 $158.75 $182.80 $191.14 $244.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       3       5       5       4       6      24      74      70      65
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.18 $ 93.31 $104.20 $ 98.03 $112.55 $147.76 $164.33 $158.36 $180.99 $204.22
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        15      14      17      16      15      31      30      53      51      50
------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.51 $140.70 $170.75 $153.26 $180.17 $237.61 $261.07 $201.66 $235.17 $261.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       6       8       7       6      12      12      33      31      29
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.17 $116.47 $127.21 $123.38 $133.44 $149.58 $153.13 $239.50 $250.70 $276.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        17      15      15      15      15      11      11      28      26      23
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $104.17 $120.66 $125.56 $123.45 $130.96 $145.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       3       7      11      13      15
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.29 $123.62 $136.66 $128.72 $142.26 $168.88 $173.67 $169.88 $180.59 $205.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        59     160     246     297     342     393     417     425     434     433
------------------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.50 $119.15 $123.72 $121.85 $125.31 $140.21
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       2       3       4       4
------------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 88.24 $118.65 $156.68 $154.27 $176.70 $241.96 $248.36 $337.88 $376.97 $458.28
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       4       4       4       4       5       4      16      15      15
------------------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 71.89 $ 99.96 $116.19 $108.38 $129.35 $178.27 $183.38 $184.04 $183.99 $229.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3      11      17      20      29      33      34      34      28
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 71.38 $ 92.33 $101.84 $101.01 $111.34 $126.42 $133.05 $127.85 $139.94 $152.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6       8      12      12      11      14      16      20      19      19
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 64.76 $ 82.29 $101.33 $ 90.80 $105.13 $142.40 $144.12 $133.49 $165.18 $182.90
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       3       3       2       3       3       3       2       2
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 59.69 $ 75.98 $ 83.12 $ 78.72 $ 89.49 $109.34 $114.29 $110.08 $119.46 $136.09
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       6       8       9      10      12      13      15      15      13
------------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 85.09 $132.45 $173.65 $158.84 $171.19 $235.04 $231.27 $216.60 $205.36 $260.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4      11      27      45      60      67      69      71      72      71
------------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 93.21 $119.84 $128.52 $131.03 $146.18 $184.38 $197.01 $217.73 $230.48 $307.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       5       7       8       8       8       8      14      16
------------------------------------------------------------------------------------------------------------------------
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 66.27 $ 82.17 $ 91.15 $ 86.31 $ 97.68 $125.14 $136.04 $131.61 $147.59 $167.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       6       6       6       8       8       8       8       7
------------------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 63.91 $ 82.36 $ 88.15 $ 80.10 $ 94.73 $119.17 $119.40 $115.20 $120.19 $144.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       3       7       8       8      11      12      14      14      13
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 83.70 $ 90.94 $ 96.10 $100.07 $104.45 $102.61 $104.11 $151.59 $154.64 $156.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       5       5       5       4       5       4      20      20      19
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.65 $104.86 $132.65 $110.84 $122.33 $179.16 $172.91 $161.00 $174.48 $215.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       4       5       5       5       5       5       5       5
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $118.36 $148.28 $182.96 $164.97 $190.90 $270.01 $253.90 $218.57 $271.27 $299.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        12      12      13      12      11      13      12      11      10      10
------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $119.54 $154.34 $171.74 $164.91 $185.71 $253.48 $275.57 $262.33 $306.68 $328.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       4       4       6       6      10      11      82      89      87
------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.94 $106.74 $122.49 $126.25 $146.89 $191.81 $210.07 $212.16 $227.96 $283.38
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        22      24      23      16      14      14      14      14      14      13
------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 62.69 $ 79.72 $ 91.54 $ 91.20 $104.47 $137.15 $152.30 $315.63 $349.36 $417.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        25      23      22      20      18      15      14      43      41      40
------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.47 $111.40 $116.78 $121.28 $123.99 $120.91 $122.72 $122.14 $122.72 $123.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         7      13      16      17      22      26      31      35      39      42
------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 94.70 $ 90.88 $ 73.72 $ 80.15 $106.44
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       2
------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.31 $ 98.92 $112.13 $112.80 $128.81 $167.88 $187.96 $349.87 $385.70 $462.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        11      12      14      14      15      29      32      74      81      92
------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $114.34 $115.54 $121.72 $125.93 $129.44 $125.05 $125.03 $119.19 $118.92 $123.33
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       7      12      19      23      24      25      25      27      26
------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $144.81 $140.25 $144.85 $151.15 $151.25 $147.43 $148.34 $174.77 $173.98 $173.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       2       2       2       2       2       1       6       5       5
------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 80.34 $101.19 $105.51 $ 91.81 $105.78 $127.34 $117.49 $140.22 $142.01 $173.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        10      10      12      12      11      19      19      59      61      66
------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 72.53 $ 92.30 $105.39 $102.37 $120.13 $160.76 $173.52 $161.31 $187.63 $219.38
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       4       4       5       8      24      28      27      27
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 76.49 $100.30 $111.64 $104.85 $120.58 $162.26 $183.92 $180.08 $216.88 $253.02
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       1       1       1       1      11      14      23
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 50.89 $ 68.69 $ 78.93 $ 80.07 $ 91.03 $119.52 $132.94 $138.15 $145.60 $186.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         9      11      14      18      23      27      34      44      55      62
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 45.11 $ 53.26 $ 60.50 $ 59.76 $ 69.05 $ 90.04 $100.49 $ 95.17 $109.86 $123.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1      10       6      19      20      32      38      43      48      52
------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 97.87 $133.11 $151.63 $134.16 $159.14 $179.23 $168.73 $167.54 $169.32 $221.59
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       5      16      25      34      40      39      41      46      52
------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 71.21 $ 96.16 $119.83 $115.90 $134.47 $176.67 $190.82 $183.70 $218.30 $249.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        25      43      54      55      57      73      85      98     114     129
------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $113.93 $112.89 $111.89 $110.88 $109.88 $108.89 $107.92 $134.65 $133.45 $132.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1      --      --      --      --      --      33      27      27
------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.34 $ 93.87 $107.16 $ 97.04 $115.76 $144.92 $146.19 $149.48 $148.20 $199.18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       6       8       9      15      17      19      19      20
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 90.99 $ 97.27 $ 94.11 $102.89 $104.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       5      11      17      20
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.14 $111.46 $111.38 $110.17 $110.81 $109.90 $108.82 $107.54 $108.70 $109.76
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        15      20      28      27      28      32      33      33      32      30
------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $133.03 $139.83 $147.22 $147.68 $150.23 $145.48 $148.36 $182.64 $183.13 $184.01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       4       4       4       4       4       3      11      10       9
------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $105.69 $132.11 $164.72 $156.72 $179.44 $244.43 $253.98 $240.19 $286.90 $324.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         8      19      26      25      26      31      33      34      37      39
------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 66.42 $ 93.88 $108.29 $105.23 $124.02 $169.52 $182.51 $199.36 $200.22 $264.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4      10      27      45      62      71      72      80      84      88
------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.61 $104.49 $117.08 $112.75 $126.12 $169.40 $192.12 $187.67 $204.86 $246.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       2       2       2       3       4       7       8       9
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------
                                                             FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------
                                         2008 2009  2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $117.74 $113.43 $130.55 $169.42 $187.47 $186.55 $199.17 $239.99
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --        1       7      16      27      36      47      55      58
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $107.80 $ 99.78 $116.87 $153.52 $172.35 $154.53 $173.48 $190.57
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --       1       1       2       4       3       4
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $110.84 $102.45 $129.80 $131.77 $149.31 $145.39 $146.70 $163.89
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --       1       2       3       5       6       6
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --       -- $ 95.26 $110.41 $116.82 $117.60 $112.62 $123.69 $130.08
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --       3       4       6       7       9      10
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $109.72 $101.13 $115.51 $135.90 $134.79 $130.09 $128.02 $155.70
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --       1       2       3       3       5       6       7
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $114.82 $106.39 $116.62 $148.47 $153.27 $145.39 $163.05 $185.26
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --       1       2       2       3       3       3       4
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $124.50 $122.16 $137.59 $186.92 $189.10 $176.64 $195.78 $220.65
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------
IVY VIP ENERGY
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $128.73 $115.99 $116.53 $147.53 $130.76 $100.89 $134.53 $116.47
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --       2       5       6       9      11      14      14
------------------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $106.38 $110.97 $130.46 $142.86 $144.28 $133.68 $153.92 $162.73
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --       4      18      35      52      66      78      87
------------------------------------------------------------------------------------------------------------------
IVY VIP MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --       -- $ 89.94 $101.21 $130.33 $139.32 $130.09 $136.80 $172.04
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --       1       6      14      20      27      33      34
------------------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $112.82 $ 99.95 $104.16 $147.99 $148.99 $150.43 $153.43 $187.20
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --      --      --       1       1       2
------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $113.56 $ 92.25 $111.57 $109.19 $103.19 $ 81.75 $ 97.85 $123.96
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --        2      12      23      37      50      69      80      86
------------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $111.32 $108.36 $124.49 $157.46 $157.81 $166.27 $171.11 $215.05
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --        1       5      13      21      31      45      58      66
------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $115.04 $111.25 $131.01 $171.04 $187.65 $185.88 $199.53 $243.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $191.84 $201.23 $255.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       3       4       4
------------------------------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $119.21 $119.39 $135.19 $180.48 $197.47 $216.30 $232.34 $319.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       3       4       6       8      11      11
------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $110.95 $117.11 $131.39 $156.53 $174.46 $147.37 $162.46 $184.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       3       7      13      23      27      29      32
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 39.00 $ 53.16 $ 62.06 $ 57.71 $ 65.40 $ 89.07 $ 97.85 $164.04 $168.38 $217.80
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        20      19      19      14      14      11      10      18      16      13
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $125.82 $135.05 $142.14 $149.04 $155.78 $150.75 $154.99 $153.79 $156.43 $159.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       6      10      13      16      16      17      18      19      19
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 69.33 $ 97.40 $122.48 $111.81 $127.92 $177.69 $184.65 $180.20 $190.69 $239.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       4       6       6       7      10      10      11      11      12
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 89.64 $128.24 $158.75 $136.35 $155.14 $208.47 $217.62 $203.69 $240.37 $260.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       5       7       8       9      11      11      10      10      10
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 66.61 $104.59 $122.00 $115.08 $129.35 $173.81 $195.59 $206.03 $222.44 $306.69
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       7      10      10      12      12      13      14      15      15
------------------------------------------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.42 $ 94.68 $103.90 $100.06 $109.93 $124.27 $126.80 $123.26 $129.03 $142.33
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       6      14      14      16      18      15      17      17      12
------------------------------------------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 74.97 $ 91.54 $101.54 $ 96.70 $108.15 $127.64 $131.59 $127.75 $135.99 $155.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       5      15      19      22      29      31      36      36      36
------------------------------------------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 72.08 $ 89.69 $100.20 $ 94.68 $107.07 $129.72 $134.33 $130.41 $139.61 $162.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       4      11      13      15      19      22      24      26      28
------------------------------------------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 69.01 $ 87.37 $ 98.09 $ 91.83 $105.04 $130.35 $135.35 $131.15 $141.26 $167.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       4       7       9      11      13      16      19      21      23
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2017 ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



--------------------------------------------------------------------------------------------------------
                                                        FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------------------------------------
                                         2008 2009 2010  2011   2012   2013   2014   2015   2016   2017
--------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND
--------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --  $83.18 $84.99 $92.90 $74.25 $48.84 $69.41 $67.43
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --       2      6     10     13     17     21     23
--------------------------------------------------------------------------------------------------------










  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.


   Copyright 2018 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2018 TO THE MAY 1, 2018 EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS PROSPECTUS, SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") FOR:


..   EQUI-VEST(R) TSA SERIES 100 AND 200 CERTIFICATES AND CONTRACTS AND EDC
    SERIES 200 CONTRACTS (THE "MODIFIED CONTRACTS") FOR THE DOUGLAS COUNTY SCHOOL DISTRICT, COLORADO.

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

AXA Equitable offers the Modified Contracts described below to participants in the TSA and EDC Plans for the Douglas County School District, Colorado. This Supplement describes the material differences between the Modified Contracts and the EQUI-VEST(R) series 100 and 200 certificates/ contracts described in the prospectus. Material differences between the Modified Contracts and the TSA and EDC provisions described in the series 100 and 200 prospectus include the following:

A. ADMINISTRATIVE CHARGE. The annual administrative charge is waived; therefore, all references in the prospectus to "annual administrative charge" or "administrative charge" are deleted in their entirety.

B. WITHDRAWAL CHARGES. The following changes are made to reflect the changes in circumstances under which withdrawal charges are imposed:

   1. The next to last bullet in "Additional features" under "EQUI-VEST(R) Employer-Sponsored Retirement Plans at a glance -- key features" is deleted in its entirety and replaced with the following:

     . Waiver of withdrawal charge under certain circumstances and contracts. See "Charges and expenses" later in this prospectus.

   2. In the section "Charges and expenses" of the prospectus, under "Withdrawal charge for series 100 and 200 contracts,""For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts," the fifth paragraph and bulleted statement that follow that paragraph are replaced with the following:

      No withdrawal charge applies under TSA or EDC contracts if:

     .   The annuitant separates from service at any time;

     . The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration or is totally disabled;

     . The annuitant makes a withdrawal to satisfy minimum distribution requirements;

     . The annuitant elects a withdrawal that qualifies as a hardship withdrawal (or for EDC, an unforeseeable emergency withdrawal) under the Internal Revenue Code;

     . We receive proof satisfactory to us (including certification by a licensed physician) that the annuitant's life expectancy is six months or less; or

     . The annuitant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care services, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

         -- its main function is to provide skilled, intermediate or custodial nursing care;
         -- it provides continuous room and board to three or more persons;
         -- it is supervised by a registered nurse or licensed practical nurse; -- it keeps daily medical records of each patient;
         -- it controls and records all medications dispensed; and -- its primary service is other than to provide housing for residents.

 For use with TSA and EDC certificates/contracts of the Douglas County School
                              District, Colorado


                                                                        #502935

C. CURRENT TOTAL SEPARATE ACCOUNT A ANNUAL EXPENSES. The following changes are made to reflect a change in the current total Separate Account A annual expenses:

   1. The following sentence is added at the end of the first bullet in "Fees and charges" under the "EQUI-VEST(R) Employer-Sponsored Retirement Plans at a glance -- key features" in the prospectus: For series 100 and 200 Modified Contracts only, we deduct a daily charge on amounts invested in the variable investment options for mortality and expense risks and other expenses at a current annual rate of 0.90%.

   2. The following footnote (+) is added to "Maximum total Separate Account A annual expenses" under "Fee table" in the prospectus:

      (+) For Modified Contracts, the current total Separate Account A annual charge is 0.90% of the value of the assets in each variable investment option (this reflects a decrease in the current charge for the mortality and expense risk charge or other expenses).

   3. The section entitled, "Charges under the contracts" under "Charges and expenses" is modified as follows:

         MORTALITY AND EXPENSE RISKS CHARGE. The following information replaces the first paragraph (including the chart) of this section:

         We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the death benefit. The daily charge is equivalent to an annual rate of 0.65% of the net assets in each of the variable investment options.

         CHARGE FOR OTHER EXPENSES. The following information replaces this section in its entirety:

         We deduct a daily charge from the net assets in each variable investment option to reimburse us for the cost of financial accounting services we provide under the contracts. The daily charge is equivalent to an annual rate of 0.25% of the net assets in each of the variable investment options.


D. CONDENSED FINANCIAL INFORMATION. The unit values and number of units outstanding shown below as of December 31, 2017 are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.


EQUI-VEST(R) MODIFIED DOUGLAS COUNTY SCHOOL DISTRICT


THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $104.33 $105.90 $101.03 $108.74 $118.13
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       3       1
------------------------------------------------------------------------------------------------------------------------
1290 VT EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 89.25 $ 98.66 $113.13 $111.67 $130.28 $170.11 $183.20 $178.46 $199.82 $229.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       8      13      15      17      24      24      23      24      22
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.54 $118.51 $128.75 $129.31 $134.87 $148.34 $149.42 $151.95 $162.17 $170.65
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       3       4       5       6       6       7       7       6
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.70 $143.97 $189.25 $180.99 $211.38 $291.41 $297.64 $278.15 $339.81 $390.96
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         8      18      37      54      67      92     103     114     125     131
------------------------------------------------------------------------------------------------------------------------
1290 VT HIGH YIELD BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $101.58 $102.59 $ 98.52 $109.09 $115.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       1
------------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 56.37 $ 73.12 $ 81.53 $ 81.02 $ 93.73 $124.77 $140.48 $139.88 $152.42 $181.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       4       5       5       5       7       7       8       9       9
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $104.60 $119.19 $113.99 $126.51 $143.08 $145.18 $138.18 $150.03 $172.32
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       2       4       7      10      12      12      13      17
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 96.50 $100.55 $ 99.57 $101.44 $103.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       6      11      18      18
------------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $119.90 $109.05 $125.86 $164.25 $177.09 $170.04 $201.68 $230.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       1       2       2
------------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $115.50 $110.17 $125.36 $162.66 $181.49 $180.51 $198.61 $237.69
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1       2       2       3
------------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $123.95 $109.88 $125.70 $171.15 $176.49 $165.98 $198.25 $223.70
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 96.03 $121.13 $135.74 $124.42 $140.78 $176.39 $183.05 $178.21 $192.13 $226.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        19      70     120     155     191     255     283     301     313     320
------------------------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.55 $116.64 $120.67 $118.82 $124.79 $135.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       3       4       6       8       8
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $106.32 $115.72 $123.01 $124.22 $128.74 $133.12 $135.37 $133.82 $136.50 $141.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3      12      24      31      37      46      56      58      58      54
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $102.93 $112.73 $115.97 $114.40 $119.00 $127.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1       2       2       2
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $101.61 $105.11 $106.87 $105.73 $107.74 $111.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       2       1       2       2
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.48 $116.20 $125.60 $123.59 $131.51 $143.67 $146.88 $144.61 $150.09 $161.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        10      28      50      65      79      96     103     113     117     122
------------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $175.77 $261.39 $288.71 $250.88 $290.84 $346.90 $349.58 $340.45 $352.51 $440.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         9      13      21      27      32      33      33      35      37      38
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 86.97 $116.64 $126.25 $103.93 $119.79 $139.51 $129.63 $122.89 $122.05 $152.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6      10      23      28      30      33      46      49      52      53
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $111.66 $ 92.90 $107.33 $128.82 $119.43 $115.51 $114.34 $140.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       2       3       3       4       4
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 98.96 $127.74 $134.27 $111.55 $129.86 $153.56 $141.26 $135.56 $135.34 $165.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        21      36      49      44      46      52      51      50      50      48
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.05 $ 85.32 $ 96.54 $ 91.62 $104.40 $136.11 $150.56 $149.76 $163.00 $197.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       3       5       5       5       5       6       6       7       6
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 73.59 $ 98.35 $111.55 $106.50 $120.04 $161.06 $177.31 $182.80 $191.14 $244.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        24      23      24      28      27      22      75      74      70      65
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.71 $ 94.08 $105.27 $ 99.31 $114.03 $149.69 $166.49 $158.36 $180.99 $204.22
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        61      63      66      65      59      56      57      53      51      50
------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 84.45 $113.69 $137.98 $123.85 $145.59 $192.00 $210.96 $201.66 $235.17 $261.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        14      31      36      35      35      36      34      33      31      29
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $159.75 $185.70 $202.78 $196.64 $212.01 $237.67 $243.30 $239.50 $250.70 $276.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        64     113     166     198     223      33      32      28      26      23
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $104.17 $120.66 $125.56 $123.45 $130.96 $145.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       3       7      11      13      15
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.29 $123.62 $136.66 $128.72 $142.26 $168.88 $173.67 $169.88 $180.59 $205.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        59     160     246     297     342     393     417     425     434     433
------------------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.50 $119.15 $123.72 $121.85 $125.31 $140.21
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       2       3       4       4
------------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $123.85 $166.93 $220.99 $218.13 $249.86 $342.12 $351.16 $337.88 $376.97 $458.28
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        10      11      12      14      14      14      15      16      15      15
------------------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 71.89 $ 99.96 $116.19 $108.38 $129.35 $178.27 $183.38 $184.04 $183.99 $229.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3      11      17      20      29      33      34      34      28
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 71.38 $ 92.33 $101.84 $101.01 $111.34 $126.42 $133.05 $127.85 $139.94 $152.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6       8      12      12      11      14      16      20      19      19
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 64.76 $ 82.29 $101.33 $ 90.80 $105.13 $142.40 $144.12 $133.49 $165.18 $182.90
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       3       3       2       3       3       3       2       2
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 59.69 $ 75.98 $ 83.12 $ 78.72 $ 89.49 $109.34 $114.29 $110.08 $119.46 $136.09
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       6       8       9      10      12      13      15      15      13
------------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 85.09 $132.45 $173.65 $158.84 $171.19 $235.04 $231.27 $216.60 $205.36 $260.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4      11      27      45      60      67      69      71      72      71
------------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 93.21 $119.84 $128.52 $131.03 $146.18 $184.38 $197.01 $217.73 $230.48 $307.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       5       7       8       8       8       8      14      16
------------------------------------------------------------------------------------------------------------------------
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 66.27 $ 82.17 $ 91.15 $ 86.31 $ 97.68 $125.14 $136.04 $131.61 $147.59 $167.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       6       6       6       8       8       8       8       7
------------------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 63.91 $ 82.36 $ 88.15 $ 80.10 $ 94.73 $119.17 $119.40 $115.20 $120.19 $144.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       3       7       8       8      11      12      14      14      13
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $123.02 $134.01 $141.96 $148.19 $154.67 $151.74 $153.96 $151.59 $154.64 $156.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       5       8      11      16      16      17      20      20      19
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.65 $104.86 $132.65 $110.84 $122.33 $179.16 $172.91 $161.00 $174.48 $215.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       4       5       5       5       5       5       5       5
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $118.36 $148.28 $182.96 $164.97 $190.90 $270.01 $253.90 $218.57 $271.27 $299.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        12      12      13      12      11      13      12      11      10      10
------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $122.36 $157.97 $175.97 $168.80 $190.08 $259.45 $282.06 $262.33 $306.68 $328.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        12      22      40      54      67      75      79      82      89      87
------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.94 $106.74 $122.49 $126.25 $146.89 $191.81 $210.07 $212.16 $227.96 $283.38
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        22      24      23      16      14      14      14      14      14      13
------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $130.18 $165.98 $191.06 $190.83 $218.60 $286.97 $318.67 $315.63 $349.36 $417.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        57      62      63      58      52      50      47      43      41      40
------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.47 $111.40 $116.78 $121.28 $123.99 $120.91 $122.72 $122.14 $122.72 $123.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         7      13      16      17      22      26      31      35      39      42
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 94.70 $ 90.88 $ 73.72 $ 80.15 $106.44
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       2
------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $146.69 $183.42 $208.43 $210.20 $240.04 $312.84 $350.25 $349.87 $385.70 $462.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        27      42      54      58      61      66      70      74      81      92
------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $114.34 $115.54 $121.72 $125.93 $129.44 $125.05 $125.03 $119.19 $118.92 $123.33
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       7      12      19      23      24      25      25      27      26
------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $170.15 $165.19 $171.04 $178.93 $179.04 $174.52 $175.60 $174.77 $173.98 $173.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       3       3       4       5       5       5       6       5       5
------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 98.14 $123.91 $129.53 $112.99 $130.18 $156.71 $144.58 $140.22 $142.01 $173.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        35      45      47      47      48      50      55      59      61      66
------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 72.53 $ 92.30 $105.39 $102.37 $120.13 $160.76 $173.52 $161.31 $187.63 $219.38
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       4       4       5       8      24      28      27      27
------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 77.34 $101.41 $112.88 $106.01 $121.92 $164.06 $185.96 $180.08 $216.88 $253.02
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       6       6       6       7       8       9      11      14      23
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 50.08 $ 68.69 $ 78.93 $ 80.07 $ 91.03 $119.52 $132.94 $138.15 $145.60 $186.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         9      11      14      18      23      27      34      44      55      62
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 45.11 $ 53.26 $ 60.50 $ 59.76 $ 69.05 $ 90.04 $100.49 $ 95.17 $109.86 $123.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1      10       6      19      20      32      38      43      48      52
------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 97.87 $133.11 $151.63 $134.16 $159.14 $179.23 $168.73 $167.54 $169.32 $221.59
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       5      16      25      34      40      39      41      46      52
------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 71.21 $ 96.16 $119.83 $115.90 $134.47 $176.67 $190.82 $183.70 $218.30 $249.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        25      43      54      55      57      73      85      98     114     129
------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $142.90 $142.03 $140.88 $139.62 $138.36 $137.11 $135.88 $134.65 $133.45 $132.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        27      25      23      24      26      27      27      33      27      27
------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.34 $ 93.87 $107.16 $ 97.04 $115.76 $144.92 $146.19 $149.48 $148.20 $199.18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       6       8       9      15      17      19      19      20
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 90.99 $ 97.27 $ 94.11 $102.89 $104.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       5      11      17      20
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.14 $111.46 $111.38 $110.17 $110.81 $109.90 $108.82 $107.54 $108.70 $109.76
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        15      20      28      27      28      32      33      33      32      30
------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $163.80 $172.52 $182.03 $183.03 $186.20 $180.32 $183.88 $182.64 $183.13 $184.01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       8       9       9      10       9      10      11      10       9
------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $105.69 $132.11 $164.72 $156.72 $179.44 $244.43 $253.98 $240.19 $286.90 $324.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         8      19      26      25      26      31      33      34      37      39
------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 66.42 $ 93.88 $108.29 $105.23 $124.02 $169.52 $182.51 $199.36 $200.22 $264.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4      10      27      45      62      71      72      80      84      88
------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.61 $104.49 $117.08 $112.75 $126.12 $169.40 $192.12 $187.67 $204.86 $246.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       2       2       2       3       4       7       8       9
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $117.74 $113.43 $130.55 $169.42 $187.47 $186.55 $199.17 $239.99
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       7      16      27      36      47      55      58
------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $107.80 $ 99.78 $116.87 $153.52 $172.35 $154.53 $173.48 $190.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       5       2       4       3       4
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $110.84 $102.45 $129.80 $131.77 $149.31 $145.39 $146.70 $163.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       2       3       5       6       6
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 95.26 $110.41 $116.82 $117.60 $112.62 $123.69 $130.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       3       4       6       7       9      10
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $109.72 $101.13 $115.51 $135.90 $134.79 $130.09 $128.02 $155.70
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       2       3       3       5       6       7
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $114.82 $106.39 $116.62 $148.47 $153.27 $145.39 $163.05 $185.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       2       2       3       3       3       4
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $124.50 $122.16 $137.59 $186.92 $189.10 $176.64 $195.78 $220.65
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
IVY VIP ENERGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $128.73 $115.99 $116.53 $147.53 $130.76 $100.89 $134.53 $116.47
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       2       5       6       9      11      14      14
------------------------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $106.38 $110.97 $130.46 $142.86 $144.28 $133.68 $153.92 $162.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       4      18      35      52      66      78      87
------------------------------------------------------------------------------------------------------------------------
IVY VIP MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 89.94 $101.21 $130.33 $139.32 $130.09 $136.80 $172.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       6      14      20      27      33      34
------------------------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $112.82 $ 99.95 $104.16 $147.99 $148.99 $150.43 $153.43 $187.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       2
------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $113.56 $ 92.25 $111.57 $109.19 $103.19 $ 81.75 $ 97.85 $123.96
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       2      12      23      37      50      69      80      86
------------------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $111.32 $108.36 $124.49 $157.46 $157.81 $166.27 $171.11 $215.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       5      13      21      31      45      58      66
------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $115.04 $111.25 $131.01 $171.04 $187.65 $185.88 $199.53 $243.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
MFS(R)/ /MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $191.84 $201.23 $255.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       3       4       4
------------------------------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $119.21 $119.39 $135.19 $180.48 $197.47 $216.30 $232.34 $319.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       3       4       6       8      11      11
------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $110.95 $117.11 $131.39 $156.53 $174.46 $147.37 $162.46 $184.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       3       7      13      23      27      29      32
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 63.29 $ 86.31 $100.86 $ 93.90 $106.27 $144.71 $158.98 $164.04 $168.38 $217.80
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        38      44      50      49      42      23      22      18      16      13
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $125.82 $135.05 $142.14 $149.04 $155.78 $150.75 $154.99 $153.79 $156.43 $159.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       6      10      13      16      16      17      18      19      19
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 69.33 $ 97.40 $122.48 $111.81 $127.92 $177.69 $184.65 $180.20 $190.69 $239.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       4       6       6       7      10      10      11      11      12
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017.



-----------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                         ------------------------------------------------------------------------------
                                          2008   2009    2010    2011    2012    2013    2014    2015    2016    2017
-----------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $89.64 $128.24 $158.75 $136.35 $155.14 $208.47 $217.62 $203.69 $240.37 $260.30
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        3       5       7       8       9      11      11      10      10      10
-----------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $66.61 $104.59 $122.00 $115.08 $129.35 $173.81 $195.59 $206.03 $222.44 $306.69
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        5       7      10      10      12      12      13      14      15      15
-----------------------------------------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $79.42 $ 94.68 $103.90 $100.06 $109.93 $124.27 $126.80 $123.26 $129.03 $142.33
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        3       6      14      14      16      18      15      17      17      12
-----------------------------------------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $74.97 $ 91.54 $101.54 $ 96.70 $108.15 $127.64 $131.59 $127.75 $135.99 $155.55
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        1       5      15      19      22      29      31      36      36      36
-----------------------------------------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $72.08 $ 89.69 $100.20 $ 94.68 $107.07 $129.72 $134.33 $130.41 $139.61 $162.94
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        2       4      11      13      15      19      22      24      26      28
-----------------------------------------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $69.01 $ 87.37 $ 98.09 $ 91.83 $105.04 $130.35 $135.35 $131.15 $141.26 $167.57
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        1       4       7       9      11      13      16      19      21      23
-----------------------------------------------------------------------------------------------------------------------
TARGET 2055 ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      --      -- $ 91.72 $ 99.53 $120.13
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --       2       5
-----------------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      -- $ 83.18 $ 84.99 $ 92.90 $ 74.25 $ 48.84 $ 69.41 $ 67.43
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --       2       6      10      13      17      21      23
-----------------------------------------------------------------------------------------------------------------------



BECAUSE YOU ARE PURCHASING AN ANNUITY CONTRACT TO FUND A QUALIFIED EMPLOYER SPONSORED RETIREMENT ARRANGEMENT, YOU SHOULD BE AWARE THAT SUCH ANNUITIES DO NOT PROVIDE TAX DEFERRAL BENEFITS BEYOND THOSE ALREADY PROVIDED BY THE INTERNAL REVENUE CODE. BEFORE PURCHASING ONE OF THESE ANNUITIES, YOU SHOULD CONSIDER WHETHER ITS FEATURES AND BENEFITS BEYOND TAX DEFERRAL MEET YOUR NEEDS AND GOALS. YOU MAY ALSO WANT TO CONSIDER THE RELATIVE FEATURES, BENEFITS AND COSTS OF THESE ANNUITIES WITH ANY OTHER INVESTMENT THAT YOU MAY USE IN CONNECTION WITH YOUR RETIREMENT PLAN OR ARRANGEMENT. (FOR MORE INFORMATION, SEE "TAX INFORMATION" IN THE PROSPECTUS).

  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.


   Copyright 2018 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2018 TO THE MAY 1, 2018 PROSPECTUS FOR EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS


..   EQUI-VEST(R) TSA SERIES 200 CERTIFICATES AND CONTRACTS (THE "MODIFIED TSA
    CONTRACTS") FOR FROEDTERT MEMORIAL LUTHERAN HOSPITAL

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

AXA Equitable offers the Modified TSA Contracts as described below, to participants in the TSA Plan for Froedtert Memorial Lutheran Hospital. The Modified Contract is no longer available for new participants. This Supplement describes the material differences between the Modified TSA Contracts and the EQUI-VEST(R) series 200 contracts described in the prospectus. Material differences between the Modified TSA Contracts and the TSA provisions described in the EQUI-VEST(R) series 200 prospectus include the following:

A. ADMINISTRATIVE CHARGE. The annual administrative charge is waived; therefore, all references in the prospectus to "annual administrative charge" or "administrative charge" are deleted in their entirety.

B. WITHDRAWAL CHARGES. The following changes are made to reflect the changes in circumstances under which withdrawal charges are imposed:

   1. The next to the last bullet in "Additional features" under "EQUI-VEST(R) employer-sponsored retirement programs at a glance -- key features" is deleted in its entirety and replaced by the following:

     . Waiver of withdrawal charge under certain circumstances and contracts. See "Charges and expenses" later in this prospectus.

   2. In the section "Charges and expenses" of the prospectus, under "For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts" the sentence "No withdrawal charge applies under a TSA or EDC (subject to state availability) contract if:" and bullet thereunder are deleted in their entirety FOR THE MODIFIED TSA CONTRACTS ONLY, and replaced by the following:

      In addition to the foregoing exceptions, no withdrawal charge applies for the Modified TSA Contracts if:

     .   the participant has retired from employment;

     .   the participant has separated from service at any time;

     . the participant has qualified to receive Social Security benefits as certified by the Social Security Administration, or is totally disabled as defined in the contract;

     . The amount withdrawn is intended to satisfy the Code's minimum distribution requirements (Section 401(a)(9), applicable after the participant turns age 70 1/2);

     . The employer certifies to us that the amount withdrawn is defined as a "hardship withdrawal" pursuant to applicable Treasury Regulations.

C. CURRENT TOTAL SEPARATE ACCOUNT A ANNUAL EXPENSES. The following changes are made to reflect a change in the current total Separate Account A annual expenses:

   1. The first bullet in "Fees and charges" under the "EQUI-VEST(R) employer-sponsored retirement programs at a glance -- key features" in the prospectus is modified as follows:

     . For series 200 Modified TSA Contracts, we deduct a daily charge on amounts invested in the variable investment options for mortality and expense risks and other expenses at a current annual rate of 0.90%.

   2. The following footnote (+) is added to "Maximum total Separate Account A annual expenses " under "Fee table" in the prospectus:

         (+) For the Modified TSA contracts, the current total Separate Account A annual charge is 0.90% of the value of the assets in each variable investment option (this reflects a decrease in the current charge for the mortality and expense risk charge).

                FOR USE ONLY WITH TSA CERTIFICATES/CONTRACTS OF
                     FROEDTERT MEMORIAL LUTHERAN HOSPITAL
                              MILWAUKEE,WISCONSIN


                                                                        #502922

3. Under "Charges under the contracts" in the "Charges and expenses" section of the prospectus, the following changes are made:

      The chart under "Mortality and expense risks charge" is replaced by the following:

              ---------------------------------------------------
                        EQ/COMMON STOCK INDEX  ALL OTHER VARIABLE
                       EQ/MONEY MARKET OPTIONS INVESTMENT OPTIONS
              ---------------------------------------------------
                                Series               Series
                                 200                  200
                       ------------------------------------------
              Current           0.65%                0.65%
              Maximum           1.24%                1.09%
              ---------------------------------------------------

4. CONDENSED FINANCIAL INFORMATION


The unit values and number of units outstanding shown below as of December 31, 2017 are for contracts offered under SEPARATE ACCOUNT A with the same daily asset charge of 0.90%.


EQUI-VEST(R) MODIFIED TSA FROEDTERT MEMORIAL LUTHERAN HOSPITAL


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $104.33 $105.90 $101.03 $108.74 $118.13
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       3       1
------------------------------------------------------------------------------------------------------------------------
1290 VT EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 89.25 $ 98.66 $113.13 $111.67 $130.28 $170.11 $183.20 $178.46 $199.82 $229.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       8      13      15      17      24      24      23      24      22
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.54 $118.51 $128.75 $129.31 $134.87 $148.34 $149.42 $151.95 $162.17 $170.65
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       3       4       5       6       6       7       7       6
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.70 $143.97 $189.25 $180.99 $211.38 $291.41 $297.64 $278.15 $339.81 $390.96
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         8      18      37      54      67      92     103     114     125     131
------------------------------------------------------------------------------------------------------------------------
1290 VT HIGH YIELD BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $101.58 $102.59 $ 98.52 $109.09 $115.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       1
------------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 56.37 $ 73.12 $ 81.53 $ 81.02 $ 93.73 $124.77 $140.48 $139.88 $152.42 $181.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       4       5       5       5       7       7       8       9       9
------------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $104.60 $119.19 $113.99 $126.51 $143.08 $145.18 $138.18 $150.03 $172.32
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       2       4       7      10      12      12      13      17
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM /
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 96.50 $100.55 $ 99.57 $101.44 $103.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       6      11      18      18
------------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $119.90 $109.05 $125.86 $164.25 $177.09 $170.04 $201.68 $230.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       1       2       2
------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $115.50 $110.17 $125.36 $162.66 $181.49 $180.51 $198.61 $237.69
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1       2       2       3
------------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $123.95 $109.88 $125.70 $171.15 $176.49 $165.98 $198.25 $223.70
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 96.03 $121.13 $135.74 $124.42 $140.78 $176.39 $183.05 $178.21 $192.13 $226.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        19      70     120     155     191     255     283     301     313     320
------------------------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.55 $116.64 $120.67 $118.82 $124.79 $135.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       3       4       6       8       8
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $106.32 $115.72 $123.01 $124.22 $128.74 $133.12 $135.37 $133.82 $136.50 $141.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3      12      24      31      37      46      56      58      58      54
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $102.93 $112.73 $115.97 $114.40 $119.00 $127.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1       2       2       2
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $101.61 $105.11 $106.87 $105.73 $107.74 $111.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       2       1       2       2
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.48 $116.20 $125.60 $123.59 $131.51 $143.67 $146.88 $144.61 $150.09 $161.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        10      28      50      65      79      96     103     113     117     122
------------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $175.77 $261.39 $288.71 $250.88 $290.84 $346.90 $349.58 $340.45 $352.51 $440.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         9      13      21      27      32      33      33      35      37      38
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 86.97 $116.64 $126.25 $103.93 $119.79 $139.51 $129.63 $122.89 $122.05 $152.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6      10      23      28      30      33      46      49      52      53
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $111.66 $ 92.90 $107.33 $128.82 $119.43 $115.51 $114.34 $140.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       2       3       3       4       4
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 98.96 $127.74 $134.27 $111.55 $129.86 $153.56 $141.26 $135.56 $135.34 $165.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        21      36      49      44      46      52      51      50      50      48
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.05 $ 85.32 $ 96.54 $ 91.62 $104.40 $136.11 $150.56 $149.76 $163.00 $197.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       3       5       5       5       5       6       6       7       6
------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 73.59 $ 98.35 $111.55 $106.50 $120.04 $161.06 $177.31 $182.80 $191.14 $244.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        24      23      24      28      27      22      75      74      70      65
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.71 $ 94.08 $105.27 $ 99.31 $114.03 $149.69 $166.49 $158.36 $180.99 $204.22
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        61      63      66      65      59      56      57      53      51      50
------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 84.45 $113.69 $137.98 $123.85 $145.59 $192.00 $210.96 $201.66 $235.17 $261.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        14      31      36      35      35      36      34      33      31      29
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $159.75 $185.70 $202.78 $196.64 $212.01 $237.67 $243.30 $239.50 $250.70 $276.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        64     113     166     198     223      33      32      28      26      23
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $104.17 $120.66 $125.56 $123.45 $130.96 $145.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       3       7      11      13      15
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.29 $123.62 $136.66 $128.72 $142.26 $168.88 $173.67 $169.88 $180.59 $205.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        59     160     246     297     342     393     417     425     434     433
------------------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.50 $119.15 $123.72 $121.85 $125.31 $140.21
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       2       3       4       4
------------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $123.85 $166.93 $220.99 $218.13 $249.86 $342.12 $351.16 $337.88 $376.97 $458.28
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        10      11      12      14      14      14      15      16      15      15
------------------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 71.89 $ 99.96 $116.19 $108.38 $129.35 $178.27 $183.38 $184.04 $183.99 $229.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3      11      17      20      29      33      34      34      28
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 71.38 $ 92.33 $101.84 $101.01 $111.34 $126.42 $133.05 $127.85 $139.94 $152.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6       8      12      12      11      14      16      20      19      19
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 64.76 $ 82.29 $101.33 $ 90.80 $105.13 $142.40 $144.12 $133.49 $165.18 $182.90
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       3       3       2       3       3       3       2       2
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 59.69 $ 75.98 $ 83.12 $ 78.72 $ 89.49 $109.34 $114.29 $110.08 $119.46 $136.09
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       6       8       9      10      12      13      15      15      13
------------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 85.09 $132.45 $173.65 $158.84 $171.19 $235.04 $231.27 $216.60 $205.36 $260.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4      11      27      45      60      67      69      71      72      71
------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 93.21 $119.84 $128.52 $131.03 $146.18 $184.38 $197.01 $217.73 $230.48 $307.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       5       7       8       8       8       8      14      16
------------------------------------------------------------------------------------------------------------------------
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 66.27 $ 82.17 $ 91.15 $ 86.31 $ 97.68 $125.14 $136.04 $131.61 $147.59 $167.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       6       6       6       8       8       8       8       7
------------------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 63.91 $ 82.36 $ 88.15 $ 80.10 $ 94.73 $119.17 $119.40 $115.20 $120.19 $144.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       3       7       8       8      11      12      14      14      13
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $123.02 $134.01 $141.96 $148.19 $154.67 $151.74 $153.96 $151.59 $154.64 $156.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       5       8      11      16      16      17      20      20      19
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.65 $104.86 $132.65 $110.84 $122.33 $179.16 $172.91 $161.00 $174.48 $215.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       4       5       5       5       5       5       5       5
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $118.36 $148.28 $182.96 $164.97 $190.90 $270.01 $253.90 $218.57 $271.27 $299.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        12      12      13      12      11      13      12      11      10      10
------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $122.36 $157.97 $175.79 $168.80 $190.08 $259.45 $282.06 $262.33 $306.68 $328.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        12      22      40      54      67      75      79      82      89      87
------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.94 $106.74 $122.49 $126.25 $146.89 $191.81 $210.07 $212.16 $227.96 $283.38
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        22      24      23      16      14      14      14      14      14      13
------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $130.18 $165.98 $191.06 $190.83 $218.60 $286.97 $318.67 $315.63 $349.36 $417.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        57      62      63      58      52      50      47      43      41      40
------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.47 $111.40 $116.78 $121.28 $123.99 $120.91 $122.72 $122.14 $122.72 $123.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         7      13      16      17      22      26      31      35      39      42
------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 94.70 $ 90.88 $ 73.72 $ 80.15 $106.44
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       2
------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $146.69 $183.42 $208.43 $210.20 $240.04 $312.84 $350.25 $349.87 $385.70 $462.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        27      42      54      58      61      66      70      74      81      92
------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $114.34 $115.54 $121.72 $125.93 $129.44 $125.05 $125.03 $119.19 $118.92 $123.33
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       7      12      19      23      24      25      25      27      26
------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $170.15 $165.19 $171.04 $178.93 $179.04 $174.52 $175.60 $174.77 $173.98 $173.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       3       3       4       5       5       5       6       5       5
------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 98.14 $123.91 $129.53 $112.99 $130.18 $156.71 $144.58 $140.22 $142.01 $173.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        35      45      47      47      48      50      55      59      61      66
------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 72.53 $ 92.30 $105.39 $102.37 $120.13 $160.76 $173.52 $161.31 $187.63 $219.38
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       4       4       5       8      24      28      27      27
------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 77.34 $101.41 $112.88 $106.01 $121.92 $164.06 $185.96 $180.08 $216.88 $253.02
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       6       6       6       7       8       9      11      14      23
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 50.89 $ 68.69 $ 78.93 $ 80.07 $ 91.03 $119.52 $132.94 $138.15 $145.60 $186.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         9      11      14      18      23      27      34      44      55      62
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 45.11 $ 53.26 $ 60.50 $ 59.76 $ 69.05 $ 90.04 $100.49 $ 95.17 $109.86 $123.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1      10       6      19      20      32      38      43      48      52
------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 97.87 $133.11 $151.63 $134.16 $159.14 $179.23 $168.73 $167.54 $169.32 $221.59
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       5      16      25      34      40      39      41      46      52
------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 71.21 $ 96.16 $119.83 $115.90 $134.47 $176.67 $190.82 $183.70 $218.30 $249.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        25      43      54      55      57      73      85      98     114     129
------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $142.90 $142.03 $140.88 $139.62 $138.36 $137.11 $135.88 $134.65 $133.45 $132.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        27      25      23      24      26      27      27      33      27      27
------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.34 $ 93.87 $107.16 $ 97.04 $115.76 $144.92 $146.19 $149.48 $148.20 $199.18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       6       8       9      15      17      19      19      20
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 90.99 $ 97.27 $ 94.11 $102.89 $104.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       5      11      17      20
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.14 $111.46 $111.38 $110.17 $110.81 $109.90 $108.82 $107.54 $108.70 $109.76
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        15      20      28      27      28      32      33      33      32      30
------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $163.80 $172.52 $182.03 $183.03 $186.20 $180.32 $183.88 $182.64 $183.13 $184.01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       8       9       9      10       9      10      11      10       9
------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $105.69 $132.11 $164.72 $156.72 $179.44 $244.43 $253.98 $240.19 $286.90 $324.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         8      19      26      25      26      31      33      34      37      39
------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 66.42 $ 93.88 $108.29 $105.23 $124.02 $169.52 $182.51 $199.36 $200.22 $264.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4      10      27      45      62      71      72      80      84      88
------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.61 $104.49 $117.08 $112.75 $126.12 $169.40 $192.12 $187.67 $204.86 $246.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       2       2       2       3       4       7       8       9
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $117.74 $113.43 $130.55 $169.42 $187.47 $186.55 $199.17 $239.99
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       7      16      27      36      47      55      58
------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $107.80 $ 99.78 $116.87 $153.52 $172.35 $154.53 $173.48 $190.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       2       4       3       4
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $110.84 $102.45 $129.80 $131.77 $149.31 $145.39 $146.70 $163.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       2       3       5       6       6
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 95.26 $110.41 $116.82 $117.60 $112.62 $123.69 $130.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       3       4       6       7       9      10
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $109.72 $101.13 $115.51 $135.90 $134.79 $130.09 $128.02 $155.70
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       2       3       3       5       6       7
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $114.82 $106.39 $116.62 $148.47 $153.27 $145.39 $163.05 $185.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       2       2       3       3       3       4
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $124.50 $122.16 $137.59 $186.92 $189.10 $176.64 $195.78 $220.65
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
IVY VIP ENERGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $128.73 $115.99 $116.53 $147.53 $130.76 $100.89 $134.53 $116.47
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       2       5       6       9      11      14      14
------------------------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $106.38 $110.97 $130.46 $142.86 $144.28 $133.68 $153.92 $162.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       4      18      35      52      66      78      87
------------------------------------------------------------------------------------------------------------------------
IVY VIP MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 89.94 $101.21 $130.33 $139.32 $130.09 $136.80 $172.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       6      14      20      27      33      34
------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $112.82 $ 99.95 $104.16 $147.99 $148.99 $150.43 $153.43 $187.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       2
------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $113.56 $ 92.25 $111.57 $109.19 $103.19 $ 81.75 $ 97.85 $123.96
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       2      12      23      37      50      69      80      86
------------------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $111.32 $108.36 $124.49 $157.46 $157.81 $166.27 $171.11 $215.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       5      13      21      31      45      58      66
------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $115.04 $111.25 $131.01 $171.04 $187.65 $185.88 $199.53 $243.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $191.84 $201.23 $255.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       3       4       4
------------------------------------------------------------------------------------------------------------------------
MFS(R)TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $119.21 $119.39 $135.19 $180.48 $197.47 $216.30 $232.34 $319.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       3       4       6       8      11      11
------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $110.95 $117.11 $131.39 $156.53 $174.46 $147.37 $162.46 $184.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       3       7      13      23      27      29      32
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 63.29 $ 86.31 $100.86 $ 93.90 $106.27 $144.71 $158.98 $164.04 $168.38 $217.80
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        38      44      50      49      42      23      22      18      16      13
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $125.82 $135.05 $142.14 $149.04 $155.78 $150.75 $154.99 $153.79 $156.43 $159.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       6      10      13      16      16      17      18      19      19
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 69.33 $ 97.40 $122.48 $111.81 $127.92 $177.69 $184.65 $180.20 $190.69 $239.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       4       6       6       7      10      10      11      11      12
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 89.64 $128.24 $158.75 $136.35 $155.14 $208.47 $217.62 $203.69 $240.37 $260.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       5       7       8       9      11      11      10      10      10
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 66.61 $104.59 $122.00 $115.08 $129.35 $173.81 $195.59 $206.03 $222.44 $306.69
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       7      10      10      12      12      13      14      15      15
------------------------------------------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.42 $ 94.68 $103.90 $100.06 $109.93 $124.27 $126.80 $123.26 $129.03 $142.33
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       6      14      14      16      18      15      17      17      12
------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017



---------------------------------------------------------------------------------------------------------------------
                                                              FOR THE YEARS ENDING DECEMBER 31,
                                         ----------------------------------------------------------------------------
                                          2008   2009   2010    2011   2012    2013    2014    2015    2016    2017
---------------------------------------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION
---------------------------------------------------------------------------------------------------------------------
   Unit value                            $74.97 $91.54 $101.54 $96.70 $108.15 $127.64 $131.59 $127.75 $135.99 $155.55
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        1      5      15     19      22      29      31      36      36      36
---------------------------------------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION
---------------------------------------------------------------------------------------------------------------------
   Unit value                            $72.08 $89.69 $100.20 $94.68 $107.07 $129.72 $134.33 $130.41 $139.61 $162.94
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        2      4      11     13      15      19      22      24      26      28
---------------------------------------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION
---------------------------------------------------------------------------------------------------------------------
   Unit value                            $69.01 $87.37 $ 98.09 $91.83 $105.04 $130.35 $135.35 $131.15 $141.26 $167.57
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        1      4       7      9      11      13      16      19      21      23
---------------------------------------------------------------------------------------------------------------------
TARGET 2055 ALLOCATION
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      --     --      --      --      -- $ 91.72 $ 99.53 $120.13
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --     --      --      --      --      --       2       5
---------------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --      -- $83.18 $ 84.99 $ 92.90 $ 74.25 $ 48.84 $ 69.41 $ 67.43
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      --      2       6      10      13      17      21      23
---------------------------------------------------------------------------------------------------------------------




                FOR USE ONLY WITH TSA CERTIFICATES/CONTRACTS OF
                     FROEDTERT MEMORIAL LUTHERAN HOSPITAL
                              MILWAUKEE,WISCONSIN

  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.


   Copyright 2018 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2018, TO THE MAY 1, 2018 PROSPECTUS FOR EQUI-VEST(R) EMPLOYER SPONSORED RETIREMENT PLANS


..   EQUI-VEST(R) TSA CONTRACTS (SERIES 100) FOR NEW YORK CITY HOUSING
    DEVELOPMENT CORPORATION

--------------------------------------------------------------------------------
This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request.
Please contact the customer service center referenced in your prospectus.

This Supplement describes the material differences between NY Housing TSA Contracts and the EQUI-VEST(R) Series 100 contracts described in the prospectus. The contract is no longer available for new participants.

A. ADMINISTRATIVE CHARGE. The annual administrative charge is waived, therefore, all references in the prospectus to "annual administrative charge" or "administrative charge" are deleted in their entirety.

B. WITHDRAWAL CHARGES. The following changes are made to reflect the changes in circumstances under which withdrawal charges are imposed.

   1. Under "Fees and charges" in EQUI-VEST(R) in Employer-Sponsored Retirement Plans at a glance -- key features, the following is added after the first sentence under "Withdrawal charge" in the prospectus:

     . NY Housing TSA contracts under series 100: We deduct a charge equal to 6% of any amount withdrawn above the 10% free corridor.

   2. The following chart is added under the chart in "For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts" under "Charges and expenses," in the prospectus:

      FOR NY HOUSING TSA CONTRACTS.

                      -----------------------------------
                      CONTRACT YEAR(S)  WITHDRAWAL CHARGE
                      -----------------------------------
                        1 through 5             6%
                      -----------------------------------
                        6 and later             0
                      -----------------------------------

C. CURRENT TOTAL SEPARATE ACCOUNT A ANNUAL EXPENSES. The following changes are made to reflect a change in the current Total Separate Account A annual expenses.

   The following footnote (+), is added to "Maximum total Separate Account A annual expenses" under "Fee table," in the prospectus:

   + For NY Housing TSA contracts in series 100, the current "Mortality and expense risk charge" is 0.45% and the current "Other expenses" is 0.25%, resulting in the current "Total Separate Account A annual expenses" of 0.70%.

D. CONDENSED FINANCIAL INFORMATION



                  FOR USE ONLY WITH NY HOUSING TSA CONTRACTS.


                                                                        #502913

EQUI-VEST(R) TSA CONTRACTS FOR NEW YORK CITY HOUSING DEVELOPMENT CORPORATION

The unit values and number of units outstanding shown below are for contracts offered under Separate Account A with the same daily asset charge of 0.70%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $104.46 $106.25 $101.57 $109.55 $119.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
1290 VT EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 90.01 $ 99.70 $114.56 $113.30 $132.46 $173.30 $187.01 $182.54 $204.80 $235.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       2       1       1       1       1       1       1       2
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.30 $119.63 $130.22 $131.06 $136.97 $150.95 $152.35 $155.25 $166.03 $175.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1      --       1       1      --      --       1
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.58 $145.49 $191.63 $183.65 $214.91 $296.87 $303.84 $284.51 $348.27 $401.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       4       5       6       7       8       8       8       7      11
------------------------------------------------------------------------------------------------------------------------
1290 VT HIGH YIELD BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $101.71 $102.93 $ 99.05 $109.89 $116.19
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 57.45 $ 74.66 $ 83.42 $ 83.06 $ 96.29 $128.44 $144.90 $144.57 $157.85 $188.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       3       3       2       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $104.67 $119.50 $114.52 $127.35 $144.32 $146.74 $139.95 $152.26 $175.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       2
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 96.62 $100.88 $100.10 $102.19 $104.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       5
------------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $106.41 $ 96.98 $112.15 $146.65 $158.44 $152.43 $181.16 $207.29
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $103.49 $ 98.92 $112.78 $146.64 $163.94 $163.38 $180.13 $216.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $105.25 $ 93.48 $107.16 $146.20 $151.06 $142.35 $170.38 $192.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 97.05 $122.66 $137.73 $126.51 $143.43 $180.07 $187.24 $182.67 $197.33 $233.37
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       5       6       8       7       9       9       8       9
------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) TSA CONTRACTS FOR NEW YORK CITY HOUSING DEVELOPMENT
CORPORATION (CONTINUED)


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.68 $117.03 $121.32 $119.69 $125.96 $137.41
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.45 $117.19 $124.82 $126.30 $131.16 $135.89 $138.47 $137.17 $140.19 $146.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       1       2       1       2       2       3
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.06 $113.10 $116.59 $115.24 $120.12 $128.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $101.74 $105.46 $107.44 $106.51 $108.76 $112.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.57 $117.67 $127.45 $125.66 $133.98 $146.67 $150.24 $148.22 $154.15 $166.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       2       3       3       4       4       4       3       6
------------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $179.52 $267.50 $296.06 $257.78 $299.45 $357.89 $361.38 $352.65 $365.87 $458.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         7       6       7       6       6       6       6       6       5       5
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 88.62 $119.10 $129.17 $106.55 $123.06 $143.61 $133.71 $127.01 $126.39 $158.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       3       3       4       3       5       5       3       3
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $104.53 $ 87.14 $100.88 $121.32 $112.71 $109.23 $108.34 $133.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.84 $130.43 $137.38 $114.36 $133.40 $158.07 $145.70 $140.10 $140.16 $171.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        15      22      28      31       5       5       5       5       4       4
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 69.35 $ 87.12 $ 98.78 $ 93.93 $107.25 $140.10 $155.29 $154.78 $168.80 $204.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 75.16 $100.65 $114.39 $109.43 $123.60 $166.16 $183.29 $189.35 $198.39 $254.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       3       3       4       4      13      12      10       9
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 80.21 $ 96.07 $107.70 $101.82 $117.14 $154.09 $171.72 $163.67 $187.43 $211.91
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       7      10       9      10      10      13      13      10       7
------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 86.25 $116.35 $141.49 $127.25 $149.90 $198.08 $218.08 $208.89 $244.09 $272.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       5       6       6       6       6       6       6       5       4
------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) TSA CONTRACTS FOR NEW YORK CITY HOUSING DEVELOPMENT
CORPORATION (CONTINUED)


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $133.37 $155.35 $169.97 $165.16 $178.43 $200.42 $205.05 $201.82 $211.14 $232.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       8      12      10      13      16      16      16      15      23
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $104.30 $121.06 $126.23 $124.35 $132.19 $146.75
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       1
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.37 $125.19 $138.67 $130.88 $144.93 $172.40 $177.64 $174.12 $185.48 $211.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       6       8      11      13      17      17      15      15      24
------------------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $103.63 $119.54 $124.38 $122.75 $126.49 $141.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 98.47 $133.00 $176.42 $174.49 $200.28 $274.79 $282.62 $272.48 $304.61 $371.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       3       3       3       3       3       3       3       3
------------------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 73.26 $102.07 $118.88 $111.11 $132.88 $183.51 $189.14 $190.20 $190.54 $237.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       3       4       5       6       6       6       6       5       6
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 71.71 $ 92.95 $102.73 $102.10 $112.76 $128.29 $135.30 $130.27 $142.87 $156.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       2       2       2       2       2       2       1       1       1
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 65.06 $ 82.84 $102.22 $ 91.78 $106.47 $144.51 $146.55 $136.01 $168.64 $187.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 59.88 $ 76.39 $ 83.73 $ 79.45 $ 90.51 $110.81 $116.06 $112.01 $121.80 $139.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 85.72 $133.70 $175.64 $160.99 $173.86 $239.18 $235.82 $221.30 $210.24 $267.02
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       2       4       3       4       4       4       3       5
------------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 94.01 $121.11 $130.14 $132.95 $148.63 $187.84 $201.11 $222.71 $236.22 $315.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       1       1       1       1       1       2       2
------------------------------------------------------------------------------------------------------------------------
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 66.58 $ 82.72 $ 91.95 $ 87.24 $ 98.93 $127.00 $138.34 $134.10 $150.69 $170.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 64.21 $ 82.91 $ 88.92 $ 80.96 $ 95.94 $120.94 $121.41 $117.38 $122.71 $147.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) TSA CONTRACTS FOR NEW YORK CITY HOUSING DEVELOPMENT
CORPORATION (CONTINUED)


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 94.01 $102.61 $108.92 $113.93 $119.15 $117.13 $119.08 $117.49 $120.09 $121.91
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       2       2       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.32 $105.97 $134.32 $112.47 $124.38 $182.52 $176.51 $164.68 $178.83 $220.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $120.62 $151.41 $187.20 $169.13 $196.11 $277.93 $261.89 $225.90 $280.92 $310.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $124.97 $161.67 $180.26 $173.44 $195.71 $267.66 $291.58 $271.73 $318.31 $341.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       4       6       7       9       9       9       9       8       9
------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 83.50 $108.99 $125.33 $129.43 $150.90 $197.44 $216.67 $219.27 $236.07 $294.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       2       2       2       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 91.86 $117.35 $135.36 $135.46 $155.49 $204.53 $227.59 $225.87 $250.51 $299.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        13      20      22      22      24      22      21      23      20      20
------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $111.04 $113.23 $118.93 $123.77 $126.78 $123.89 $125.99 $125.66 $126.50 $127.45
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       6       7       8       3       3       3       3       3       6
------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 94.82 $ 91.19 $ 74.11 $ 80.74 $107.44
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       3
------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.38 $129.53 $147.48 $149.04 $170.53 $222.70 $249.84 $250.07 $276.23 $332.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         8      11      14      20      21      17      17      18      13      19
------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $115.09 $116.53 $123.01 $127.52 $131.34 $127.15 $127.38 $121.67 $121.64 $126.41
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       1       2       3       3       3       3       2       2       2
------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $158.17 $153.88 $159.65 $167.34 $167.79 $163.88 $165.23 $164.77 $164.36 $163.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       1       1       1       2       1       1       2
------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 91.40 $115.64 $121.12 $105.87 $122.23 $147.43 $136.30 $132.45 $134.41 $164.47
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       5      12       7      10       8       9       8       7       7
------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 73.07 $ 93.17 $106.60 $103.75 $122.00 $163.59 $176.93 $164.81 $192.09 $225.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       1
------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) TSA CONTRACTS FOR NEW YORK CITY HOUSING DEVELOPMENT
CORPORATION (CONTINUED)


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.99 $103.78 $115.75 $108.93 $125.53 $169.26 $192.24 $186.53 $225.11 $263.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1      --       1      --       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 51.86 $ 70.14 $ 80.76 $ 82.09 $ 93.51 $123.03 $137.12 $142.78 $150.78 $193.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       2       2       2       3       3       2       3
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 45.40 $ 53.72 $ 61.14 $ 60.51 $ 70.06 $ 91.55 $102.38 $ 97.16 $112.37 $126.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 98.60 $134.37 $153.37 $135.98 $161.62 $182.39 $172.04 $171.18 $173.34 $227.31
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       2       3       3       4       3       3       2       4
------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 72.41 $ 97.99 $122.35 $118.58 $137.85 $181.48 $196.41 $189.46 $225.60 $258.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        12      22      30      33       7       9       9       9       8       9
------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $136.21 $135.65 $134.83 $133.89 $132.95 $132.02 $131.10 $130.18 $129.27 $128.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        12      --       1       1       1       1       1       1       1       2
------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.66 $ 94.50 $108.09 $ 98.09 $117.24 $147.07 $148.66 $152.31 $151.31 $203.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       3       3       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      -- $ 91.11 $ 97.59 $ 94.62 $103.65 $105.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       6
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.91 $112.51 $112.66 $111.66 $112.53 $111.84 $110.96 $109.88 $111.28 $112.59
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       3       5       5       6       6       6       6       5       5
------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $147.55 $155.71 $164.63 $165.87 $169.08 $164.07 $167.65 $166.85 $167.63 $168.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       2       2       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.21 $134.28 $167.76 $159.93 $183.49 $250.45 $260.75 $247.10 $295.75 $334.82
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        10      16      23      24       4       4       4       4       4       3
------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 66.99 $ 94.88 $109.66 $106.77 $126.10 $172.70 $186.31 $203.92 $205.21 $271.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         7      11      16      18       4       4       6       5       5      10
------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 80.29 $105.59 $118.55 $114.40 $128.23 $172.57 $196.12 $191.97 $209.97 $252.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2      --      --      --      --       2       3      --      --
------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) TSA CONTRACTS FOR NEW YORK CITY HOUSING DEVELOPMENT
CORPORATION (CONTINUED)


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017.



------------------------------------------------------------------------------------------------------------------
                                                             FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------
                                         2008 2009  2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $106.24 $102.56 $118.28 $153.81 $170.53 $170.04 $181.91 $219.63
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $107.95 $100.12 $117.50 $154.67 $173.99 $156.32 $175.83 $193.55
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $110.99 $102.80 $130.51 $132.75 $150.73 $147.06 $148.69 $166.45
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --       -- $ 95.38 $110.78 $117.44 $118.47 $113.67 $125.10 $131.83
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --      --       1       1      --       3
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $109.87 $101.48 $116.14 $136.91 $136.07 $131.59 $129.76 $158.13
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $104.63 $ 97.14 $106.70 $136.11 $140.79 $133.82 $150.38 $171.21
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $108.96 $107.13 $120.91 $164.58 $166.84 $156.16 $173.43 $195.85
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------
IVY VIP ENERGY
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $113.92 $102.85 $103.54 $131.35 $116.66 $ 90.19 $120.50 $104.53
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $106.45 $111.26 $131.08 $143.83 $145.54 $135.12 $155.89 $165.14
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --       1       2       2       2       2      11
------------------------------------------------------------------------------------------------------------------
IVY VIP MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --       -- $ 90.05 $101.55 $131.02 $140.34 $131.31 $138.36 $174.35
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --       1       1       2       2       6
------------------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $112.98 $100.29 $104.73 $149.09 $150.41 $152.17 $155.51 $190.12
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $113.64 $ 92.49 $112.10 $109.93 $104.10 $ 82.64 $ 99.11 $125.80
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --       3       5       4       6       7       6       9
------------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------
   Unit value                             --   --  $106.34 $103.72 $119.40 $151.32 $151.97 $160.44 $165.44 $208.34
------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --       --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) TSA CONTRACTS FOR NEW YORK CITY HOUSING DEVELOPMENT
CORPORATION (CONTINUED)


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2008    2009    2010    2011    2012    2013    2014    2015    2016    2017
------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $102.23 $ 99.06 $116.89 $152.91 $168.10 $166.85 $179.46 $219.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      -- $193.91 $203.81 $259.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $119.29 $119.71 $135.82 $181.70 $199.20 $218.64 $235.32 $323.99
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1      --       2       2       2       5       1       4
------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $111.03 $117.43 $132.01 $157.58 $175.98 $148.96 $164.54 $187.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       2      --       1       1       1       1       3
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 50.44 $ 69.95 $ 81.90 $ 76.41 $ 86.65 $118.05 $129.73 $133.96 $137.60 $178.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        11      17      19      15      13      12       9       9       8       8
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $127.60 $137.24 $144.74 $152.07 $159.27 $154.43 $159.10 $158.19 $161.23 $164.91
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1       2       2       3       2       2       2
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 70.31 $ 98.99 $124.72 $114.08 $130.78 $182.04 $189.55 $185.36 $196.54 $247.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 90.91 $130.33 $161.66 $139.12 $158.62 $213.57 $223.40 $209.52 $247.75 $268.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       1       1       1       1      --       1
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 67.56 $106.29 $124.23 $117.42 $132.25 $178.07 $200.78 $211.92 $229.26 $316.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       2       3       3       7       1       1       2       1       2
------------------------------------------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.79 $ 95.32 $104.80 $101.14 $111.34 $126.12 $128.94 $125.59 $131.74 $145.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       1      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 75.33 $ 92.15 $102.43 $ 97.74 $109.53 $129.54 $133.82 $130.17 $138.85 $159.13
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       3       3       4       4       3       3       3       5
------------------------------------------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 72.42 $ 90.29 $101.07 $ 95.70 $108.44 $131.65 $136.60 $132.89 $142.55 $166.70
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       2       1       2       2       2       1       2
------------------------------------------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 69.33 $ 87.96 $ 98.94 $ 92.82 $106.39 $132.29 $137.64 $133.63 $144.23 $171.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) TSA CONTRACTS FOR NEW YORK CITY HOUSING DEVELOPMENT
CORPORATION (CONTINUED)


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2017.



---------------------------------------------------------------------------------------------------------
                                                        FOR THE YEARS ENDING DECEMBER 31,
                                         ----------------------------------------------------------------
                                         2008 2009 2010  2011   2012   2013   2014   2015   2016   2017
---------------------------------------------------------------------------------------------------------
TARGET 2055 ALLOCATION
---------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --      --     --     --     -- $91.83 $99.86 $120.77
---------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --      --     --     --     --     --     --      --
---------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND
---------------------------------------------------------------------------------------------------------
   Unit value                             --   --   --  $83.28 $85.27 $93.39 $74.80 $49.30 $70.20 $ 68.34
---------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    --   --   --      --     --     --      1      1      1       1
---------------------------------------------------------------------------------------------------------




Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" in the Prospectus).

  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.


   Copyright 2018 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2018, TO THE MAY 1, 2018 PROSPECTUS FOR EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS


--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

AXA Equitable offers its EQUI-VEST(R) Series 100 and 200 TSA contracts to participants in the TSA plan for the Detroit Board of Education. The contract is no longer available for new participants. This Supplement describes the material differences between the Series 100 and 200 TSA plan for the Detroit Board of Education and the EQUI-VEST(R) Series 100 and 200 TSA contracts described in the prospectus.

..   ANNUAL ADMINISTRATIVE CHARGE. The annual administrative charge is waived;
    therefore all references in the prospectus to "annual administrative charge" or "administrative charge" are deleted in their entirety.

          FOR USE ONLY WITH DETROIT BOARD OF EDUCATION TSA CONTRACTS EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
  Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC.
               1290 Avenue of the Americas, New York, NY 10104.


   Copyright 2018 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234


                                                                        #502822

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2018 TO THE MAY 1, 2018 PROSPECTUS FOR EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS


..   FOR EMPLOYEES OF ALLEGHENY COUNTY, PENNSYLVANIA

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

The Series 200 EDC Contracts, modified as described below (the "Modified EDC Contracts"), are offered to employees of Allegheny County, Pennsylvania, on the basis described in the prospectus, except that the withdrawal charge and annual administrative charge applicable to the Modified EDC Contracts will be as follows:

..   WITHDRAWAL CHARGE. The withdrawal charge schedule for the Modified EDC
    Contract is as follows:

                      -----------------------------------
                      CONTRACT YEAR(S)  WITHDRAWAL CHARGE
                      -----------------------------------
                            1                   6%
                            2                   5
                            3                   4
                            4                   3
                            5                   2
                            6+                  0
                      -----------------------------------

This table replaces the table in the prospectus under "Withdrawal charge for series 100 and 200 contracts" under the heading "For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts" in "Charges and expenses."

No withdrawal charge will apply in the event of the:

   -- Death

   -- Disability

   -- Separation from service from Allegheny County

   -- Retirement of the participant.

..   ANNUAL ADMINISTRATIVE CHARGE. The annual administrative charge is waived;
    therefore all references in the prospectus to "annual administrative charge" or "administrative charge" are deleted in their entirety.

Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" in the prospectus.)


  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.


   Copyright 2018 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234


                                                                        #502768

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2018 TO THE MAY 1, 2018 PROSPECTUS FOR EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS


..   EQUI-VEST(R) TSA SERIES 200 CERTIFICATES AND CONTRACTS (THE ''MODIFIED TSA
    CONTRACTS'') FOR BROWARD COUNTY PUBLIC SCHOOLS, FLORIDA

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

AXA Equitable offers the Modified TSA Contracts as described below, to participants in the TSA Plan for Broward County Public Schools, Florida. This Supplement describes the material differences between the Modified TSA Contracts and the EQUI-VEST(R) series 200 contracts described in the prospectus. Material differences between the Modified TSA Contracts and the TSA provisions described in the EQUI-VEST(R) series 200 prospectus include the following:

A. ADMINISTRATIVE CHARGE. The annual administrative charge is waived; therefore, all references in the prospectus to "annual administrative charge" or "administrative charge" are deleted in their entirety.

B. WITHDRAWAL CHARGES. The following changes are made to reflect the changes in circumstances under which withdrawal charges are imposed:

   1. The next to the last bullet in "Additional features" under "EQUI-VEST(R) Employer-Sponsored Retirement Plans at a glance -- key features" is deleted in its entirety and replaced by the following:

     . Waiver of withdrawal charge under certain circumstances and contracts. See "Charges and expenses" later in this prospectus.

   2. In the section ''Charges and expenses'' of the prospectus, under ''For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts'' the following is added after the bullet under the heading ''No withdrawal charge applies under a TSA or EDC (subject to state availability) contract if:'' FOR THE MODIFIED TSA CONTRACTS ONLY:

      No withdrawal charge applies for the Modified TSA Contracts if:

      (1)the participant has retired from employment;

      (2)the participant has separated from service at any time;

      (3)the participant has reached age 59 1/2;

      (4)the amount withdrawn is intended to satisfy the minimum distribution requirements;

      (5)the employer certifies to us that the amount withdrawn is a ''hardship withdrawal'' pursuant to applicable Treasury Regulations;

      (6)the participant is disabled (special federal income definition);

      (7)we receive proof satisfactory to us that the participant's life expectancy is six months or less (such proof must include, but is not limited to, certification by a licensed physician);

      (8)the amount withdrawn is attributable to contributions that were made prior to 1/1/1989, and any earnings credited on such contributions prior to 1/1/1989;

      (9)the participant is rolling over funds as a result of one of the distributable events in (1), (2), (3) and (6) above and (10) below for spousal beneficiaries only, or rollover of unrestricted funds in (8) from EQUI-VEST(R) to another third-party provider;

     (10)the participant dies and a death benefit is payable to the beneficiary; and

     (11)the withdrawal is made to purchase a payout annuity from AXA Equitable.

C. MAXIMUM TOTAL SEPARATE ACCOUNT A ANNUAL EXPENSES.

     . For series 200 Modified TSA Contracts, we currently deduct a daily charge on amounts invested in the variable investment options for mortality and expense risks and other expenses at an annual rate of 0.90%.

Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see ''Tax information'' in the prospectus.)

  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.


   Copyright 2018 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                1290 Avenue of the Americas New York, NY 10104
                                 212-554-1234

For use only with TSA certificates/contracts of Broward County Public Schools,
                                    Florida


                                                                        #444701

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2018 TO THE MAY 1, 2018 PROSPECTUS FOR EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS


--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

AXA Equitable offers a modified version of its EQUI-VEST(R) Series 200 TSA contracts (the "Modified TSA Agreement") only to participants in qualifying retirement programs of certain nonprofit healthcare organizations. This Supplement describes the material differences between the Modified TSA Agreement and the EQUI-VEST(R) Series 200 TSA contract described in the prospectus.

Material differences between the Modified TSA Agreement and the TSA provisions described in the prospectus include the following:

..   WITHDRAWAL CHARGE. The withdrawal charge schedule for the Modified TSA
    Agreement is as follows:

-------------------------------------------------------------
      CONTRACT YEAR(S)               WITHDRAWAL CHARGE
-------------------------------------------------------------
              1                              6%
              2                              5
              3                              4
              4                              3
              5                              2
              6+                             0
-------------------------------------------------------------

This table replaces the EQUI-VEST(R) Series 200 withdrawal charge table in "Withdrawal charge for series 100 and 200 contracts" under the heading "For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts" in "Charges and expenses."

..   EXCEPTIONS TO THE WITHDRAWAL CHARGE. For the modified TSA Agreement, the withdrawal charge section in "Charges and expenses" has been revised to add the following waivers:

   No charge will be applied to any amount withdrawn from the Modified TSA Agreement if:

   -- The annuitant has separated from service, or

   -- The annuitant makes a withdrawal at any time and qualifies to receive
      Social Security disability benefits as certified by the Social Security Administration or any successor agency, or

   -- The annuitant makes a withdrawal that qualifies as a hardship withdrawal under the Plan and the Code.

..   ANNUAL ADMINISTRATIVE CHARGE. The annual administrative charge for participants under the Modified TSA Agreement is at maximum the charge described in the prospectus -- that is, it is equal to the lesser of $30 or 2% of the account value on the last business day of each year (adjusted to include any withdrawals made during the year), to be prorated for a fractional year. This charge may be reduced or waived when a Modified TSA Agreement is used by the employer and the required participant services are performed at a modified or minimum level.

Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" in the prospectus.)

                     FOR USE ONLY IN THE STATE OF ILLINOIS

  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.


   Copyright 2018 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234


                                                                        #526194

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2018 TO THE MAY 1, 2018 PROSPECTUS FOR EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS


--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

AXA Equitable will offer its EQUI-VEST(R) Series 200 TSA contracts modified with Rider 95MDHOSP (the "Modified TSA Contract") only to employees (age 75 and below) of hospitals and non-profit healthcare organizations doing business in Maryland. The contract is no longer available for new participants. This Supplement describes the material differences between the Modified TSA Contract and the EQUI-VEST(R) Series 200 TSA contract described in the prospectus.

Material differences between the Modified TSA Contract and the TSA provisions described in the prospectus include the following:

..   WITHDRAWAL CHARGE. The withdrawal charge schedule for the Modified TSA
    Contract is as follows:

-------------------------------------------------------------
      CONTRACT YEAR(S)               WITHDRAWAL CHARGE
-------------------------------------------------------------
              1                              6%
              2                              5
              3                              4
              4                              3
              5                              2
              6+                             0
-------------------------------------------------------------

This table replaces the EQUI-VEST(R) Series 200 Withdrawal Charge table in "Withdrawal charge for series 100 and 200 contracts" under the heading "For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts" in "Charges and expenses" in the prospectus.

..   EXCEPTIONS TO THE WITHDRAWAL CHARGE. For the modified TSA Contract, the withdrawal charge section in "Charges and expenses" has been revised as follows:

   No charge will be applied to any amount withdrawn from the TSA Contract if:

   -- the annuitant has separated from service, or

   -- the annuitant makes a withdrawal that qualifies as a hardship withdrawal under the Plan and the Code, or

   -- the annuitant makes a withdrawal at any time and qualifies to receive
      Social Security disability benefits as certified by the Social Security Administration or any successor agency, or

   -- the annuitant withdraws funds that were transferred on or after January 18, 1996 into the Modified TSA Contract from another tax sheltered annuity contract qualified under Section 403(b) of the Code and issued by an insurance company other than AXA Equitable.

..   ANNUAL ADMINISTRATIVE CHARGE. The annual administrative charge is waived;
    therefore, all references in the prospectus to "annual administrative charge" or "administrative charge" are deleted in their entirety.

Because you are purchasing an annuity contract as a Tax Sheltered Annuity
(TSA), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" in the prospectus.)

..   LOANS. Loans will be available under the Modified TSA Contract when the TSA plan is subject to the Employee Retirement Income Security Act of 1974 (ERISA). Only one outstanding loan will be permitted at any time. There is a minimum loan amount of $1,000 and a maximum loan amount which varies depending on the participant's account value but may never exceed $50,000. For more complete details and rules on Loans, see "Loans from qualified plans and TSAs" under "Tax information" in the prospectus.

                     FOR USE ONLY IN THE STATE OF MARYLAND

  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.


   Copyright 2018 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234


                                                                        #503673

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2018 TO THE MAY 1, 2018 PROSPECTUS FOR EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS


--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

AXA Equitable offers a modified version of its EQUI-VEST(R) Series 200 TSA, TSA University, HR-10 and EDC contracts (the "Modified TSA Agreement") only to participants in qualifying retirement programs of certain nonprofit healthcare organizations. This Supplement describes the material differences between the Modified TSA Agreement and the EQUI-VEST(R) Series 200 TSA contract described in the prospectus.

Material differences between the Modified TSA Agreement and the TSA provisions described in the prospectus include the following:

..   WITHDRAWAL CHARGE. The withdrawal charge schedule for the Modified TSA
    Agreement is as follows:

-------------------------------------------------------------
      CONTRACT YEAR(S)               WITHDRAWAL CHARGE
-------------------------------------------------------------
         1 through 5                         6%
-------------------------------------------------------------
              6                              5%
-------------------------------------------------------------
              7                              4%
-------------------------------------------------------------
              8                              3%
-------------------------------------------------------------
              9                              2%
-------------------------------------------------------------
             10                              1%
-------------------------------------------------------------
        11 and later                         0%
-------------------------------------------------------------

The total of all withdrawal charges assessed will not exceed 6% of all contributions made during the current contract year and the nine contract years before the withdrawal is made.

This table and text replace the EQUI-VEST(R) Series 200 withdrawal charge table and corresponding text in "Withdrawal charge for series 100 and 200 contracts" under the heading "For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts" in "Charges and expenses."

                       FOR USE ONLY IN THE STATE OF UTAH

  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.


   Copyright 2018 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234


                                                                        #539440

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2018, TO THE MAY 1, 2018 PROSPECTUS FOR EQUI-VEST(R) SERIES 200 EMPLOYER-SPONSORED RETIREMENT PLANS


--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

AXA Equitable offers its EQUI-VEST(R) Series 200 EDC contracts modified with riders 2002EDC-WC-MI and PF 10,962, as applicable, (the ''Modified EDC Agreement'') only to participants in the EDC plan for Wayne County, Michigan. The contract is no longer available for new participants. This Supplement describes the material differences between the Modified EDC Agreement and the EQUI-VEST(R) Series 200 EDC contracts described in the prospectus.

1. EXCEPTIONS TO THE WITHDRAWAL CHARGE. In ''Charges and expenses'' under the section titled, ''For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts,'' in ''Withdrawal charge for series 100 and 200 contracts,'' the following exceptions are added:

  .   the Participant retires pursuant to terms of the Plan; or

  .   the Participant separates from service; or

  . the Participant elects a hardship withdrawal that qualifies as an unforeseeable emergency as defined under the Internal Revenue Code and approved by the Plan; or

  . we receive proof satisfactory to us that the Participant's life expectancy is six months or less (such proof must include, but is not limited to, certification by a licensed physician); or

  . the Participant has qualified to receive Social Security disability benefits as certified by the Social Security Administration or is totally disabled. Total disability is the Participant's incapacity, resulting from injury or disease, to engage in any occupation for remuneration or profit. Such total disability must be certified as having been continuous for a period of at least six months prior to notice of claim and the Participant must continue to be deemed totally disabled.

      Written notice of claim must be given to us during the Participant's lifetime and during the period of total disability prior to each withdrawal. Along with the Notice of Claim, the Participant must submit acceptable proof of disability. Such proof of disability must be either
      (a) evidence of Social Security disability determination or (b) a statement from an independent U.S. licensed physician stating that the Participant meets the definition of total disability as stated above. Such certification must be resubmitted every 12 months. Failure to furnish proof of disability within the required time will not reduce any claim if it was not reasonably possible to do so, and, in no event, except in the absence of legal capacity, later than one year from the time proof is otherwise required.

      The withdrawal charge will apply if the conditions, as described in the last two items above, existed at the time the contract was issued or if the condition began within the 12 month period following the issuance of the contract.

2. ANNUAL ADMINISTRATIVE CHARGE. The following is added to the fifth paragraph in the section, ''Annual administrative charge,'' under ''Charges under the contracts,'' in the prospectus:

   For EDC contracts issued to participants in the Wayne County, Michigan, EDC plan, the annual administrative charge is waived if the account value is at least $15,000 at the end of the contract year.

Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see ''Tax information'' in the prospectus.)

           FOR USE ONLY WITHIN WAYNE COUNTY, MICHIGAN EDC CONTRACTS

  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.


   Copyright 2018 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234


                                                                        #526775

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2018, TO THE MAY 1, 2018 PROSPECTUS FOR EQUI-VEST(R) SERIES 200 EMPLOYER-SPONSORED RETIREMENT PLANS


..   EQUI-VEST(R) TSA AND EDC CONTRACTS (SERIES 200)
OFFERED TO CERTAIN PUBLIC SCHOOL EMPLOYEES WITHIN THE STATE OF VIRGINIA

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

AXA Equitable offers its EQUI-VEST(R) Series 200 EDC and TSA contracts, modified as described below, (the "Modified EDC and TSA Agreement") only to certain participants in the EDC and TSA plans sponsored by a public education institution within the State of Virginia. The contract is no longer available for new participants. This Supplement describes material regarding the annual administrative charge for EDC and TSA contracts.

..   ANNUAL ADMINISTRATIVE CHARGE. The following is added to the fifth paragraph in the section, "Annual administrative charge," under "Charges under the contracts," in the Prospectus:

   "For EDC and TSA contracts issued to certain public school participants within the State of Virginia, with EDC and TSA plans, the annual administrative charge is waived if the account value is at least $15,000 at the end of the contract year."

Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" in the prospectus.)




       FOR USE ONLY WITH EDC AND TSA CONTRACTS IN THE STATE OF VIRGINIA

  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.


   Copyright 2018 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234


                                                                        #512392

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2018 TO THE MAY 1, 2018 PROSPECTUS FOR EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS


..   FOR EMPLOYEES OF EMPLOYERS ASSOCIATED WITH REAL LIVING NETWORK

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

AXA Equitable offers the Series 200 Trusteed Contracts, modified as described below (the "Modified Trusteed Contracts"), to employees of employers associated with Real Living Network, a real estate brokerage firm, on the basis described in the prospectus, except that the withdrawal charge applicable to the Modified Trusteed Contracts will be waived for all plan assets invested under such Contracts, except for any withdrawal of plan assets which were invested in the guaranteed interest option less than 120 days prior to such withdrawal. Except as modified above, the discussion under ''Withdrawal charge for series 100 and 200 contracts'' under "Charges and expenses" with respect to Trusteed Contracts is applicable to the Modified Trusteed Contracts.

The annual administrative charge is waived.

Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" in the prospectus.)


  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.


   Copyright 2018 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234


                                                                        #486463

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2018 TO THE MAY 1, 2018 PROSPECTUS FOR EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS


..   EQUI-VEST(R) TSA SERIES 100 AND 200 CERTIFICATES AND CONTRACTS (THE
    "MODIFIED CONTRACTS") TO THE EMPLOYEES FOR THE SCHOOL DISTRICT OF PHILADELPHIA IN THE STATE OF PENNSYLVANIA.
--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

AXA Equitable offers the Modified Contracts described below to employees in the School District of Philadelphia 403(b) Plan in the State of Pennsylvania. This Supplement describes the material differences between the Modified Contracts and the EQUI-VEST(R) series 100 and 200 contracts described in the prospectus. The contract is no longer available for new participants. Material differences between the Modified Contracts and the TSA provisions described in the series 100 and 200 prospectus include the following:

A. ADMINISTRATIVE CHARGE. The annual administrative charge is waived; therefore, all references in the prospectus to "annual administrative charge" or "administrative charge" are deleted in their entirety.

B. WITHDRAWAL CHARGES. The following changes are made to reflect the changes in circumstances under which withdrawal charges are imposed:

   1. The next to last bullet in "Additional features" under "EQUI-VEST(R) Employer-Sponsored Retirement Plans at a glance -- key features" is deleted in its entirety and replaced with the following:

     . Waiver of withdrawal charge under certain circumstances and contracts. See "Charges and expenses" later in this prospectus.

   2. In the section "Charges and expenses" of the prospectus, under "Withdrawal charge for series 100 and 200 contracts," "For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts," the following is added after the bullet under the heading "No withdrawal charge applies under a TSA or EDC (subject to state availability) contract if:"


      FOR THE MODIFIED CONTRACTS ONLY


      No withdrawal charge applies under TSA contracts if:

     .   The participant separates from service at any time;

     . The participant has qualified to receive Social Security disability benefits as certified by the Social Security Administration or is totally disabled;

     . The participant makes a withdrawal to satisfy minimum distribution requirements;

     . The participant elects a withdrawal that qualifies as a hardship withdrawal under the Internal Revenue Code;

     . We receive proof satisfactory to us (including certification by a licensed physician) that the participant's life expectancy is six months or less;

     . The participant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care services, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

         -- its main function is to provide skilled, intermediate or custodial nursing care;
         -- it provides continuous room and board to three or more persons;
         -- it is supervised by a registered nurse or licensed practical nurse; -- it keeps daily medical records of each patient;
         -- it controls and records all medications dispensed;
         -- its primary service is other than to provide housing for residents;
         or

     .   The participant dies and a death benefit is payable to the beneficiary.

For use with TSA certificates/contracts of the School District of Philadelphia
                                 Pennsylvania


                                                                        #525639

Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" in the prospectus.)






  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.


   Copyright 2018 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2018 TO THE MAY 1, 2018 PROSPECTUS FOR EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS


..   EQUI-VEST(R) TSA SERIES 100 AND 200 CERTIFICATES AND CONTRACTS AND EDC
    SERIES 200 CONTRACTS (THE ''MODIFIED CONTRACTS'') FOR THE
    CHARLOTTE-MECKLENBERG PUBLIC SCHOOLS, NORTH CAROLINA.

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

AXA Equitable offers the Modified Contracts described below to participants in the TSA and EDC Plans for Charlotte-Mecklenberg Public Schools, North Carolina. This contract is no longer available for new participants. This Supplement describes the material differences between the Modified Contracts and the EQUI-VEST(R) series 100 and 200 contracts described in the prospectus. Material differences between the Modified Contracts and the TSA and EDC provisions described in the series 100 and 200 prospectus include the following:

A. ADMINISTRATIVE CHARGE. The annual administrative charge is waived; therefore, all references in the prospectus to ''annual administrative charge'' or ''administrative charge'' are deleted in their entirety.

B. WITHDRAWAL CHARGES. The following changes are made to reflect the changes in circumstances under which withdrawal charges are imposed:

   1. The next to last bullet in ''Additional features'' under ''EQUI-VEST(R) Employer-Sponsored Retirement Plans at a glance -- key features'' is deleted in its entirety and replaced with the following:

     . Waiver of withdrawal charge under certain circumstances and contracts. See ''Charges and expenses'' later in this prospectus.

   2. In the section ''Charges and expenses'' of the prospectus, under ''Withdrawal charge for series 100 and 200 contracts,''''For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts,'' the fifth paragraph and bulleted statement that follow that paragraph are replaced with the following:

      No withdrawal charge applies under TSA or EDC contracts if:

     .   The annuitant separates from service at any time;

     . The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration or is totally disabled;

     .   The annuitant retires from employment;

     . The annuitant makes a withdrawal to satisfy minimum distribution requirements; or

     . The annuitant elects a withdrawal that qualifies as a hardship withdrawal (or for EDC, an unforeseeable emergency withdrawal) under the Internal Revenue Code.

Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuitities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuitites, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see ''Tax information'' in the prospectus.)

 For use with TSA and EDC certificates/contracts of the Charlotte-Mecklenberg
                         Public Schools North Carolina

  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.


   Copyright 2018 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234


                                                                        #433961

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2018 TO THE CURRENT PROSPECTUS AND SUPPLEMENTS FOR EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLAN


..   EQUI-VEST(R) VANTAGE/SM/ ADDITIONAL CONTRIBUTIONS TAX-SHELTERED (ACTS)
    PROGRAM, NEW JERSEY DEPARTMENT OF HIGHER EDUCATION

--------------------------------------------------------------------------------

This Supplement relates to the Structured Investment Option which is currently available under EQUI-VEST(R) Employer-Sponsored Retirement Plan contract. Any amount that you decide to invest in the Structured Investment Option would be invested in one of the "Segments" of the Structured Investment Option, each of which has a limited duration (a "Segment Duration").


The purpose of this Supplement is solely to add to your current prospectus
( the "EQUI-VEST(R) prospectus") a very limited amount of information about the Structured Investment Option. Much more complete information about the Structured Investment Option is contained in a separate Structured Investment Option prospectus dated May 1, 2018. All of the information in the EQUI-VEST(R) prospectus also continues to remain applicable, except as otherwise provided in this Supplement (or any other supplement to the EQUI-VEST(R) prospectus) or in the Structured Investment Option prospectus.


Accordingly, you should read this Supplement in conjunction with your EQUI-VEST(R) prospectus and the Structured Investment Option prospectus (and any other supplements thereto). This Supplement incorporates your EQUI-VEST(R) prospectus (and any other supplements thereto) and the Structured Investment Option prospectus (and any other supplements thereto) by reference. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your EQUI-VEST(R) prospectus.

CHARGES FOR THE STRUCTURED INVESTMENT OPTION

If you allocate any of your account value to the Structured Investment Option, a charge or deduction could result. To reflect these, the following item is added to the chart entitled "Charges we periodically deduct from your account value" under "Fee table" in your EQUI-VEST(R) prospectus:

-----------------------------------------------------------------------------
 ADJUSTMENTS FOR EARLY SURRENDER OR OTHER DISTRIBUTION FROM A SEGMENT
-----------------------------------------------------------------------------
 WHEN CALCULATION IS MADE                MAXIMUM AMOUNT THAT MAY BE LOST/(1)/
-----------------------------------------------------------------------------
Segment Interim Value is applied on      90% of Segment
surrender or other distribution          Investment
(including loans and charges) from a
Segment prior to its Segment Maturity
Date
-----------------------------------------------------------------------------

Notes:

(1)The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date, as discussed in detail under "Appendix I" in your Structured Investment Option prospectus. The maximum loss would occur if there is a total distribution for a Segment with a -10% buffer at a time when the Index price has declined to zero. If you surrender or cancel your variable annuity contract, die or make a withdrawal from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate.

This fee table applies specifically to the Structured Investment Option and should be read in conjunction with the fee table in your EQUI-VEST(R) contract prospectus.

TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

We reserve the right to do all of the following if the Structured Investment Option is available under your EQUI-VEST(R) contract:

..   Limit transfers from your other investment options to the Segment Type
    Holding Account to no more than once every 30 days.

..   Require a minimum time period between each transfer into, or out of, the
    Segment Type Holding Account.

..   Establish a maximum dollar amount that may be transferred to or from the
    Segment Type Holding Account.

SEPARATE ACCOUNT ANNUAL EXPENSES

Under the provisions of your EQUI-VEST(R) contract, we deduct a daily charge(s) from the net assets in each variable investment option and Segment Holding Account to compensate us for mortality and expense risks and other expenses. The Segment Holding Account is part of the EQ/Money Market variable investment option available under your EQUI-VEST(R) contract.


                   888-133 (5/18)                           Cat. #150021 (5/18)
                   Employer-Sponsored-NB (NJ
                   ACTS ONLY)                                           #524760

For amounts held in the Segment Holding Account, we may waive this charge(s) under certain conditions on a non-guaranteed basis. If the return on the EQ/Money Market variable investment option on any day is positive, but lower than the amount of this charge(s), then we will waive the difference between the two, so that you do not receive a negative return. If the return on the EQ/Money Market variable investment option on any day is negative, we will waive this charge(s) entirely for that day, although your account value would be reduced by the negative performance of the EQ/Money Market variable investment option itself. This waiver applies only to amounts held in the Segment Holding Account portion of the EQ/Money Market variable investment option and is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. We reserve the right to change or cancel this provision at any time. For more information, please see "Charges and Expenses" in your EQUI-VEST(R) variable annuity prospectus.







  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
     Distributed by affiliate AXA Advisors, LLC, and for certain contracts co-distributed by affiliate AXA Distributors, LLC,
               1290 Avenue of the Americas, New York, NY 10104.


   Copyright 2018 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) The following Financial Statements are included in Part B of the Registration Statement:

              The financial statements of AXA Equitable Life Insurance Company and Separate Account A are included in the Statements of Additional Information.

(b)    Exhibits.

                The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

         1.     Board of Directors Resolutions.

                (a) Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, previously filed with this Registration Statement No. 2-30070 on October 27, 1987, refiled electronically on July 10, 1998.

                (b) Resolutions of the Board of Directors of Equitable dated October 16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

         2.     Custodial Agreements. Not applicable.

         3.     Underwriting Contracts.

                (a) Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-64749) filed on August 5, 2011.

                (a)(i) First Amendment dated as of January 1, 2001 to the Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-127445) filed on August 11, 2005.

                (a)(ii) Second Amendment dated as of January 1, 2012 to the
                        Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

                (a)(iii)Third Amendment dated as of November 1, 2014 to the
                        Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, previously filed with this Registration Statement No. 2-30070 on April 19, 2016.

                (b) Distribution Agreement dated January 1, 2000 for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries previously filed with this Registration Statement
                        (File No. 2-30070) on April 19, 2001.

                (c) Transition Agreement dated January 1, 2000 for services by AXA Network LLC and its subsidiaries to The Equitable Life Assurance Society of the United States previously filed with this Registration Statement (File No. 2-30070) on April 19, 2001.

                (d) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, previously filed with this Registration Statement (File No. 2-30070) on April 19, 2004.

                (d)(i) First Amendment dated as of January 1, 2003 to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) on April 24, 2012.

                (d)(ii) Second Amendment dated as of January 1, 2004 to General
                        Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) on April 24, 2012.

                (d)(iii)Third Amendment dated as of July 19, 2004 to General
                        Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                (d)(iv) Fourth Amendment dated as of November 1, 2004 to
                        General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File
                        No. 333-127445), filed on August 11, 2005.

               (d)(v) Fifth Amendment dated as of November 1, 2006, to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

               (d)(vi) Sixth Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

               (d)(vii) Seventh Amendment dated as of February 15, 2008, to
                        General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries previously filed with this Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2009.

               (d)(viii)Eighth Amendment dated as of November 1, 2008, to
                        General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries previously filed with this Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2009.

               (d)(ix) Ninth Amendment dated as of November 1, 2011 to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

               (d)(x) Tenth Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

               (d)(xi) Eleventh Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

               (d)(xii) Twelfth Amendment dated as of November 1, 2013, to
                        General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

               (d)(xiii)Thirteenth Amendment dated as of October 1, 2014 to
                        General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-202147), filed on September 9, 2015.

               (d)(xiv) Fourteenth Amendment dated as of August 1, 2015 to
                        General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, previously filed with this Registration Statement on Form N-4 (File No. 2-30070), on April 19, 2016.

               (d)(xv) Sixteenth Amendment dated as of May 1, 2016 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, previously filed with this Registration Statement on Form N-4 (File No. 2-30070), on April 18, 2017.

               (d)(xvi) Seventeenth Amendment to General Agent Sales Agreement,
                        dated as of August 1, 2016, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, ("AXA Equitable"), and AXA NETWORK, LLC, ("General Agent"), filed herewith.

               (d)(xvii)Eighteenth Amendment to General Agent Sales Agreement, dated as of March 1 2017, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, ("AXA Equitable"), and AXA NETWORK, LLC ("General Agent"), filed herewith.

                (e) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit
                       No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

                (f) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit
                       No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

         4.     Contracts. (Including Riders and Endorsements)

                (a) Form of Group Annuity Contract No. 11929 CI, amendments and endorsements thereto; Application for Group Annuity Contract; Form of Certificate No. 119331; Form of Group Annuity Contract 11930 CT, endorsements and amendments thereto; Form of Certificate No. 11934 T; Form of Group Annuity Contract No. 11931 CH, endorsements and amendments thereto; Form of Certificate No. 11935 CH; Form of Group Annuity Contract No. 11932 CP, endorsements and amendments thereto, Form of Certificate No. 11935P; Form of Group Annuity Contract No. 11938 C-C, amendments and endorsements thereto; Form of Certificate No. 11938C; Form of Group Annuity Contract No. 11937C NQ, endorsements and amendments thereto; Form of Certificate No. 11937 NQ and amendment thereto; and, Form of Certificate No. 11939C NQ-I; previously filed with this Registration Statement No. 2-30070 on
                       April 24, 1995, refiled electronically on July 10, 1998.

                (b) Additional amendments to Group Annuity Contracts and Certificates listed in Exhibit 4(a) above, previously filed with this Registration Statement File No. 2-30070 on March 2, 1990, refiled electronically on July 10, 1998.

                (c) Unit Investment Trust Endorsement, previously filed with this Registration Statement File No. 2-30070 on
                       December 21, 1987, refiled electronically on July 10,
                       1998.

                (d)    Form of Individual Annuity Contracts No. 92CTRA,
                       No. 92CTRB, No. 92 EDCB, 92HR1A, 92HR1B, 92IRAA, 92IRAB, 92NQCA, 92NQCB, 92PEDB, 92QPIA, 92SEPA, 92SEPB, 92TSAA, 92TSAB, 92TSUA, 92TSUB, 92UTRA, and forms of Application No. 180-1000 used with individual qualified variable annuity contracts and No. 180-1001 used with individual non-qualifed variable annuity contracts, previously filed with this Registration Statement File No. 2-30070 on May 27, 1992, refiled electronically on July 10, 1998.

                (e) Form of Group Annuity Contract No. AC0000, Form of Certificate No. 11993AC; Endorsements applicable to IRA and SEP Certificates, previously filed with this Registration Statement File No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                (f) Form of Group Annuity Contract No. 1050-94IC, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                (g) Forms of Group Annuity Certificate Nos. 94ICA and 94ICB, previously filed with this Registration Statement
                       No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                (h) Form of Group Annuity Contract No. 2001-TSAGAC, Form of Certificate No. 123456789, previously filed with this Registration Statement No. 2-30070 on December 20, 2001.

                (i) Forms of endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI to contract no. 1050-94IC, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                (j) Forms of data pages to endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                (k) Form of Supplementary Contract No. SC96MDSB, previously filed with this Registration Statement No. 2-30070 on April 26, 1996.

                (l) Forms of Rider Nos. PF10933-IA for use with Contract No. 11936-P (see Exhibit No. 4.(a), 98EDCB-IA (and form No. Pending) (for use with Contract No. 92EDCB (see Exhibit No. 4.(d)), in connection with IOWA EDC, previously filed with this Registration Statement File No. 2-30070 on January 1, 1999.

                (m) Form of Data Pages for TSA Advantage Certificates, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                (n) Form of Endorsement applicable to TSA Advantage Certificates, plus Table of Guaranteed Annuity Payments Rider, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                (o) Form of Data Pages for Standard Roth IRA Certificates, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                (p) Form of Endorsement for Standard Roth IRA Certificates, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                (q) Form of Data Pages for Roth Advantage Certificates previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                (r) Form of Endorsement for Roth Advantage Certificates previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                (s) Form of Endorsement (No. 98ENIRAI) Applicable to IRA Certificates, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on April 30, 1999.

                (t) Form of Beneficiary Continuation Option Endorsement (Form No. 2000 ENIRA-BCO) to be used with certain certificates previously filed with this Registration Statement, File No. 2-30070 on April 26, 2000.

                (u) Form of Endorsement (No. 2000 ENMVA) applicable to Market Value Adjustment Terms previously filed with this Registration Statement File No. 2-30070 on April 25, 2001.

                (v) Form of Amendment (No. 2001 BCOTSAI) applicable to Contract No. 11930T previously filed with this Registration Statement File No. 2-30070 on April 25, 2001.

                (w) Form of Amendment (No. 2001 BCOTSA6) to Certificate 941CA/B previously filed with this Registration Statement File No. 2-30070 on April 25, 2001.

                (x) Form of Amendment to Equivest Series 200 Contract previously filed with this Registration Statement File No. 2-30070 on April 25, 2001.

                (y) Forms of Group Annuity Contract (No. 2001-TSA GAC-TXTRS), Certificate No. 2001 TSACERTB-TXTRS and Data pages previously filed with this Registration Statement, File No. 2-30070 on July 11, 2002.

                (z) Forms of Endorsement and Data Pages for Series 200 contracts in connection with Texas Teacher Retirement System previously filed with this Registration Statement No. 2-30070 on July 11, 2002.

                (a)(a) Form of Endorsement for series 200 EDC plans,
                       No. 2002EDC(10/02), previously filed with this Registration Statement, File No. 2-30070 on Form N-4, filed on April 17, 2003.

                (b)(b) Form of Endorsement for series 100 EDC plans,
                       No. 2002EDC-100, previously filed with this Registration Statement, File No. 2-30070 on Form N-4, filed on
                       April 17, 2003.

                (c)(c) Form of Group Annuity Contract for series 200 EDCA
                       contracts, No. 2002EDCA, previously filed with this Registration Statement, File No. 2-30070 on Form N-4, filed on April 17, 2003.

                (d)(d) Form of Endorsement for Series 300 Contracts,
                       No. 2003PRO-RATA, previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

                (e)(e) Form of Endorsement for All Series Contracts,
                       No. 2003GIARATE, previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

                (f)(f) Form of Endorsement 2.5% minimum guaranteed annuity rate, No. 2004GAPIR, previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

                (g)(g) Form of Endorsement applicable to EGTRRA-SEP,
                       No. 2003ENSEP, previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

                (h)(h) Form of Endorsement applicable to EGTRRA-SIMPLE IRA,
                       No. 2003ENSIMI, previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

                (i)(i) Form of Group Annuity Contract for NJ ACTS TSA
                       No. 203-TSAGAC403(b), previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

                (j)(j) Form of Group Annuity Certificate for NJ ACTS TSA
                       No. 2003NJ403(b), previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

                (k)(k) Form of Data pages for NJ ACTS TSA No. 2003NJ403(b), previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

                (l)(l) Form of Group Flexible Premium Deferred Variable Annuity
                       Contract, No. 2004EDCGAC, previously filed with this Registration Statement No. 2-30070 on December 29, 2004.

                (m)(m) Form of Group Flexible Premium Deferred Variable Annuity
                       Contract, No. 2004TSAGAC, previously filed with this Registration Statement No. 2-30070 on December 29, 2004.

                (n)(n) Form of Flexible Premium Deferred Variable Annuity
                       Certificate No. 2004EDCCERT-A, previously filed with this Registration Statement No. 2-30070 on December 29, 2004.

                (o)(o) Form of Flexible Premium Deferred Variable Annuity
                       Certificate No. 2004EDCCERT-B, previously filed with this Registration Statement No. 2-30070 on December 29, 2004.

                (p)(p) Form of Data Pages for EQUI-VEST Strategies,
                       No. 2004EDCCERT-A/B, previously filed with this Registration Statement No. 2-30070 on December 29, 2004.

                (q)(q) Form of TSA 403(B) Group Annuity Contract Application
                       for EQUI-VEST Strategies, No. 2004/403(B), previously filed with this Registration Statement No. 2-30070 on December 29, 2004.

                (r)(r) Form of EQUI-VEST Strategies 457(b) EDC Enrollment Form,
                       No. 2004 EDC STRAT, previously filed with this Registration Statement No. 2-30070 on December 29, 2004.

                (s)(s) Form of EQUI-VEST Strategies 403(b) TSA Enrollment Form,
                       No. 2004 TSA STRAT, previously filed with this Registration Statement No. 2-30070 on December 29, 2004.

                (t)(t) Form of Endorsement for Vantage ACTS re: Unallocated
                       Account, No. 2005EN-NJACT, previously filed with this Registration Statement No. 2-30070 on April 22, 2005.

                (u)(u) Form of Endorsement for EDC re: Amendment to Amount of
                       Annuity Benefits section, No. 2004GAPIR, previously filed with this Registration Statement No. 2-30070 on April 22, 2005.

                (v)(v) Form of Endorsement Applicable to TSA Contracts,
                       No. 2004TSA, previously filed with this Registration Statement No. 2-30070 on April 22, 2005.

                (w)(w) Form of Endorsement for 403(b) arrangement TSA Elective
                       Deferral previously filed with this Registration Statement File No. 2-30070 on April 21, 2006.

                (x)(x) 2006 Form of Conversion Endorsement to EQUI-VEST At
                       Retirement previously filed with this Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2007.

                (y)(y) Endorsement Applicable to Designated Roth Contributions
                       to Contracts Funding Governmental Employer Plans (2011EDCROTH-I) previously filed with this Registration Statement File No. 2-30070 on April 24, 2012.

                (z)(z) Endorsement Applicable to Designated Roth Contributions
                       to Contracts Funding Governmental Employer Plans (2011EDCROTH-100), previously filed with this Registration statement File No. 2-30070 on April 24, 2012.

              (a)(a)(a)Managed Account Endorsement (Form No. 2013EQVMA-100),
                       previously filed with this Registration Statement File No. 2-30070 on April 21, 2015.

              (a)(a)(b)Managed Account Endorsement (Form No.
                       2013EQVMA-(I)-200), previously filed with this Registration Statement File No. 2-30070 on April 21, 2015.

         5.     Applications.

                (a) Forms of Applications and Requests for Enrollment for Equi-Vest Qualified and Non-Qualified Plans, previously filed with this Registration Statement, File No. 2-30070 on October 27, 1987, refiled electronically on July 10, 1998.

                (b) Form of application used with the variable annuity contracts offered under EQUI-VEST PERSONAL RETIREMENT PROGRAMS, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                (c) Form of Application for use with TSA Advantage Certificates, standard Roth IRA Certificates, and Roth Advantage IRA Certificates, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on April 30, 1999.

         6.     Depositor's Certificate of Incorporation And By-Laws.

                (a) Restated Charter of AXA Equitable, as amended August 31, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) on April 24, 2012.

                (b)(i) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File
                       No. 333-05593), filed on April 20, 2006.

         7.     Reinsurance Contracts. Not Applicable.

                Form of Reinsurance Agreement between The Equitable Life Assurance Society of the United States and Reinsurance Company previously filed with this Registration Statement File
                No. 2-30070 on April 25, 2001.

         8.     Participation Agreements.

                (a) Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable Life Insurance Company ("AXA Equitable"), AXA Distributors and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor's Trust Registration Statement on Form N-1A (File No. 333-17217 and 811-07953), filed on February 7, 2003.

                (a)(i) Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

                (a)(ii) Amendment No. 2, dated July 9, 2004, to the Amended and
                        Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

                (a)(iii)Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

                (a)(iv) Amendment No. 4, dated May 1, 2005, to the Amended and
                        Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

                (a)(v) Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

                (a)(vi) Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

                (a)(vii)Amendment No. 7, dated May 1, 2007, to the Amended and
                        Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

               (a)(viii)Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

                (a)(ix) Amendment No. 9, dated May 1, 2008, to the Amended and
                        Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

                (a)(x) Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

                (a)(xi) Amendment No. 11, dated May 1, 2009, to the Amended and
                        Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

                (a)(xii)Amendment No. 12, dated September 29, 2009, to the
                        Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

               (a)(xiii)Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

                (a)(xiv)Amendment No. 14, dated December 15, 2010, to the
                        Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

                (a)(xv) Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

                (a)(xvi)Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors dated
                        July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2012.

               (a)(b)(i)Second Amended and Restated Participation Agreement
                        among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

              (a)(b)(ii)Amendment No. 1 dated as of June 4, 2013 to the Second
                        Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

             (a)(b)(iii)Amendment No. 2 dated as of October 21, 2013 to the
                        Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

              (a)(b)(iv)Amendment No. 3, dated as of April 4, 2014 ("Amendment
                        No. 3"), to the Second Amended and Restated
                        Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

               (a)(b)(v)Amendment No. 4, dated as of June 1, 2014 ("Amendment
                        No. 4"), to the Second Amended and Restated
                        Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

              (a)(b)(vi)Amendment No. 5, dated as of July 16, 2014 ("Amendment
                        No. 5"), to the Second Amended and Restated
                        Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") "), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on February 5, 2015.

             (a)(b)(vii)Amendment No. 6, dated as of April 30, 2015 ("Amendment
                        No. 6"), to the Second Amended and Restated
                        Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 17, 2015.

            (a)(b)(viii)Amendment No. 7 dated as of December 21, 2015
                        ("Amendment No. 7"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485(a) (File No. 333-17217) filed on February 11, 2016.

              (a)(b)(ix)Amendment No. 8 dated as of December 9, 2016
                        ("Amendment No. 8"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485(a) (File
                        No. 333-17217) filed on January 31, 2017.

               (a)(b)(x)Amendment No. 9 dated as of May 1, 2017 ("Amendment No.
                        9") to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on April 28, 2017.

              (a)(b)(xi)Amendment No. 10 dated as of November 1, 2017
                        ("Amendment No. 10") to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on October 27, 2017.

                (b) Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to and/or incorporated herein by reference to Pre-Effective Amendment No. 1 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on December 10, 2001.

                (b)(i) Amendment No. 1, dated as of August 1, 2003 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

                (b)(ii) Amendment No. 2, dated as of May 1, 2006 to the
                        Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

                (b)(iii)Amendment No. 3, dated as of May 25, 2007 to the
                        Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

                (b)(iv) Amended and Restated Participation Agreement among the
                        Registrant, AXA Equitable, FMG LLC and AXA
                        Distributors, LLC dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on July 22, 2013.

                (b)(v) Amendment No. 1 dated as of October 21, 2013, to the Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

                (b)(vi) Amendment No. 2, dated as of April 18, 2014 ("Amendment
                        No. 2") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

                (b)(vii)Amendment No. 3, dated as of July 8, 2014 ("Amendment
                        No. 3") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

               (b)(viii)Amendment No. 4, dated as of December 10, 2014
                        ("Amendment No. 4"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

                (b)(ix) Amendment No. 5 dated as of September 26, 2015
                        ("Amendment No. 5"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485(a) (File No. 333-17217) filed on January 31, 2017.

                (c) Participation Agreement by and Among AIM Variable Insurance Funds, A I M Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and its Separate Accounts, AXA Advisors, LLC, and AXA Distributors, LLC, dated July 1, 2005, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                (c)(i) Amendment No. 1 effective October 15, 2009 among AIM Variable Insurance Funds, AIM Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of its Separate Accounts, AXA Advisors, LLC and AXA Distributors, LLC, previously filed with this Registration Statement File No. 2-30070 on April 24, 2012.

                (c)(ii) Amendment No. 2, dated as of April 19, 2010, to the
                        Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts, and AXA Advisors, LLC and AXA Distributors, LLC, previously filed with this Registration Statement File No. 2-30070 on April 21, 2015.

                (c)(iii)Amendment No. 3, dated as of April 30, 2010, to the
                        Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, previously filed with this Registration Statement File No. 2-30070 on April 21, 2015.

                (c)(iv) Amendment No. 4, effective May 1, 2012, to the
                        Participation Agreement dated July 1, 2005, among AIM Variable Insurance Funds, Invesco Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; AXA Advisors LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

                (c)(v) Amendment No. 5, dated as of October 1, 2014, to the Participation Agreement dated July 1, 2005, by and among AIM Variable Insurance Funds Invesco Distributors, Inc., AXA Equitable Life Insurance Company, a New York life insurance company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-202149) filed on February 18, 2015.

                (d) Amended and Restated Participation Agreement dated April 16, 2010 among Variable Insurance Products Funds, Fidelity Distributors Corporation, and AXA Equitable Life Insurance Company previously filed with this Registration Statement File No. 2-30070 on April 24, 2012.

                (e) Fund Participation Agreement among AXA Equitable Life Insurance Company, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated October 20, 2009, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (f) Fund Participation Agreement dated October 23, 2009 among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc. incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (f)(i) Amendment No. 1 dated April 1, 2010 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios and AXA Equitable Life Insurance Company previously filed with this Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

                (f)(ii) Amendment No. 2 dated May 1, 2012 to the Participation
                        Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

                (f)(iii)Amendment No. 3 dated September 5, 2013 to the
                        Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company previously filed with this Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

                (f)(iv) Amendment No. 4 dated October 14, 2013 to the
                        Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company previously filed with this Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

                (f)(v) Amendment No. 5 dated October 1, 2016 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company previously filed with this Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

                (g) Fund Participation Agreement among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities

                        LLC, incorporated herein by reference to the Registration Statement on Form N-4 (File
                        No. 333-178750) filed on December 23, 2011.

                (h) Participation Agreement among MFS Variable Insurance Trust, Equitable Life Assurance Society of the United States, and Massachusetts Financial Service Company, dated July 18, 2002, incorporated herein by reference to the Registration Statement on Form N-4 (File
                        No. 333-160951) filed on November 16, 2009.

                (i) Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation and MONY Life Insurance Company, dated August 7, 2000, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                (i)(i) Amendment No. 1 dated October 13, 2009 to the Participation Agreement, (the "Agreement") dated August 7, 2000 by and among MONY Life Insurance Company, Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Associates Corporation (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement, incorporated by reference to the Registration Statement on Form N-4 (File
                        No. 333-178750) filed on December 23, 2011.

                (i)(iii)Participation Agreement dated October 1, 2013 among Van
                        Eck Securities Corporation, Van Eck Associates Corporation, Van Eck VIP Trust and AXA Equitable Life Insurance Company previously filed with this Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

                (i)(iv) Amendment No. 1 dated October 28, 2016 to the
                        Participation Agreement dated October 1, 2013 among Van Eck Securities Corporation, Van Eck Associates Corporation, VanEck VIP Trust and AXA Equitable Life Insurance Company previously filed with this Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

                (j) Participation and Service Agreement among AXA Equitable Life Insurance Company and American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series (collectively the "Funds"), dated January 2, 2013, previously filed with this Registration Statement (File No. 2-30070) on April 23, 2013.

         9. Opinion and Consent of Shane Daly, Esq., Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, filed herewith.

         10.    (a)    Consent of PricewaterhouseCoopers LLP, filed herewith.

                (b)    Powers of Attorney, filed herewith.

         11.    Not applicable.

         12.    Not applicable.

Item 25.  Directors and Officers of AXA Equitable.

          Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.


NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH
BUSINESS ADDRESS               AXA EQUITABLE
------------------             --------------------------
DIRECTORS

Thomas Buberl                  Director
AXA
25, Avenue Matignon
75008 Paris, France

Barbara Fallon-Walsh           Director
1670 Stephens Drive
Wayne, PA 19087

Daniel G. Kaye                 Director
767 Quail Run
Inverness, IL 60067

Kristi A. Matus                Director
380 Beacon Street, #2
Boston, MA 02116

Ramon de Oliveira              Director
Investment Audit Practice, LLC
580 Park Avenue
New York, NY 10065

Bertram L. Scott               Director
Novant Health, Inc.
108 Providence Road
Charlotte, NC 28207

George Stansfield              Director
AXA
25, Avenue Matignon
75008 Paris, France

Charles G.T. Stonehill         Director
Founding Partner
Green & Blue Advisors
285 Central Park West
New York, New York 10024

Richard C. Vaughan             Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR

*Mark Pearson                  Chairman of the Board,
                               Chief Executive Officer, Director and President

OTHER OFFICERS

*Dave S. Hattem                Senior Executive Director, Secretary and
                               General Counsel

*Heinz-Juergen Schwering       Managing Director and Chief Risk Officer

*Anders B. Malmstrom           Senior Executive Director and Chief Financial
                               Officer

*Marine de Boucaud             Senior Executive Director and Chief Human
                               Resources Officer

*Joshua E. Braverman           Senior Executive Director

*Kermitt J. Brooks             Managing Director and Deputy General Counsel

*Michael B. Healy              Senior Executive Director and Chief Information
                               Officer

*Andrea M. Nitzan              Executive Director, Chief Accounting Officer
                               and Controller

*Brian Winikoff                Senior Executive Director and Head of U.S.
                               Life, Retirement and Wealth Management

*Andrienne Johnson             Senior Executive Director and Chief
                               Transformation Officer

*Kevin Molloy                  Senior Executive Director

*Keith Floman                  Managing Director and Chief Actuary

*David Kam                     Managing Director and Actuary

*Michel Perrin                 Managing Director and Actuary

*Nicholas Huth                 Managing Director, Associate General Counsel and
                               Chief Compliance Officer

*Kathryn Ferrero               Senior Executive Director and Chief Marketing
                               Officer

*David Karr                    Senior Executive Director

*Dominique Baede               Managing Director

*Herve Balzano                 Managing Director

*Christina Banthin             Managing Director and Associate General Counsel

*Eric Colby                    Managing Director

*Graham Day                    Managing Director

*Matthew Drummond              Managing Director

*Ronald Herrmann               Managing Director

*Steven M. Joenk               Managing Director and Chief Investment Officer

*David Kahal                   Managing Director

*Kevin M. Kennedy              Managing Director

*Kenneth Kozlowski             Managing Director

*Susan La Vallee               Managing Director

*Barbara Lenkiewicz            Managing Director

*Patricia Louie                Managing Director and Associate General Counsel

*Carol Macaluso                Managing Director

*James Mellin                  Managing Director

*Hillary Menard                Managing Director

*Prabha ("Mary") Ng            Managing Director

*Christine Nigro               Managing Director

*James O'Boyle                 Managing Director

*Robin Raju                    Managing Director

*Anthony F. Recine             Managing Director and Chief Auditor

*John Rivett                   Managing Director

*Pamela Rosado                 Managing Director and Associate General Counsel

*Steven I. Rosenthal           Managing Director

*Theresa Trusskey              Managing Director

*Marc Warshawsky               Managing Director

*Melisa Waters                 Managing Director

*Jeffrey J. Hurd               Senior Executive Director and Chief Operating
                               Officer

*Antonio Di Caro               Managing Director

*Glen Gardner                  Managing Director

*Shelby Holklister-Share       Managing Director

*Manuel Prendes                Managing Director

*Aaron Sarfatti                Managing Director

*Stephen Scanlon               Managing Director

*Samuel Schwartz               Managing Director

*Michael Simcox                Managing Director

*Mia Tarpey                    Managing Director

*Yun ("Julia") Zhang           Lead Director and Treasurer

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

                 Separate Account A of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable Life Insurance Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc. (the "Holding Company").

                 As of the date of this filing, AXA S.A. ("AXA") owns 100% of the Holding Company's outstanding common stock. On May 10, 2017, AXA announced its intention to pursue the sale of a minority stake in our indirect parent, AXA Equitable Holdings, Inc., the parent company of AXA Financial, Inc., through a proposed initial public offering (the "Holdings IPO") in the first half of 2018. On November 13, 2017, Holdings filed a Form S-1 registration statement with the Securities and Exchange Commission ("SEC"). The completion of the proposed Holdings IPO will depend on, among other things, the SEC filing and review process and customary regulatory approvals, as well as market conditions. There can be no assurance that the proposed Holdings IPO will occur on the anticipated timeline or at all.

                 AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable Life Insurance Company. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

                 (a) The 2016/2017 AXA Group Organizational Charts are incorporated by reference to Exhibit 26(a) to Registration Statement (File No. 333-216084) on Form N-4, filed on August 25, 2017.

                 (b) AXA Equitable Holdings, Inc. - Subsidiary Organization
Chart: Q1-2018 is filed as Exhibit 26(b) to Registration Statement (File 2-30070) on Form N-4 filed herewith on April 17, 2018.

Item 27. Number of Contractowners

         As of March 31, 2018, there were 551,193 Qualified Contract Owners and 18,613 Non-Qualified Contract Owners of EQUI-VEST certificates offered by the registrant under this Registration Statement.

Item 28. Indemnification

         (a)    Indemnification of Directors and Officers

                The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

         7.4    Indemnification of Directors, Officers and Employees.

                     (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                          (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                          (ii) any person made or threatened to be made a party
                               to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                          (iii)the related expenses of any such person in any
                               of said categories may be advanced by the Company.

                     (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

                The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U. S. Specialty Insurance, ACE, Chubb Insurance Company, AXIS Insurance Company, Zurich Insurance Company, AWAC (Allied World Assurance Company, Ltd.), Aspen Bermuda XS, and ARGO Re Ltd. The annual limit on such policies is $155 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)    Indemnification of Principal Underwriters

                To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, Inc. and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, Inc. and AXA Advisors, LLC.

         (c)    Undertaking

                Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49, 70 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY America Variable Account A, MONY America Variable Account K and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301, A and I. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC is 1290 Avenue of the Americas, NY, NY 10104.

         (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA ADVISORS, LLC)
------------------                 --------------------------------------

*David Karr                        Director, Chairman of the Board and Chief
                                   Executive Officer

*Christine Nigro                   Director and Vice Chairman of the Board

*Ronald Herrmann                   Director

*Anders B. Malmstrom               Director

*Frank Massa                       Director, President and Chief Operating
                                   Officer

*Brian Winikoff                    Director

*Mary Jean Bonadonna               Vice President and Chief Compliance Officer

*Yun Zhang                         Vice President and Treasurer

*Gina Jones                        Vice President and Financial Crime Officer

*Kenneth Webb                      Vice President

*Page Pennell                      Vice President

*Philip Pescatore                  Chief Risk Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*James Mellin                      Chief Sales Officer

*Thomas Eng                        Chief Privacy Officer

*Nicholas J. Gismondi              Vice President and Controller

*Kadeidre Screen                   Secretary

*James O'Boyle                     Senior Vice President

*Gerald J. Carroll                 Vice President

*Claire A. Comerford               Vice President

*Kathryn Ferrero                   Vice President

*Prabha ("Mary") Ng                Chief Information Security Officer

*Robert Matricarsdi                Assistant Vice President and Chief
                                   Financial Planning Officer

*Joshua Katz                       Vice President

*Christopher LaRussa               Vice President

*Christian Cannon                  Assistant Vice President and Counsel

*David G. Rogers                   Vice President

*Samuel Schwartz                   Vice President

*Ruth Shorter                      Vice President

*Steven Sutter                     Vice President and Assistant Treasurer

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA DISTRIBUTORS, LLC)
------------------                 -------------------------------------------

*Brian Winikoff                    Director, Chairman of the Board, Chief
                                   Executive Officer and Chief Retirement
                                   Savings Officer

*Ronald Herrmann                   Senior Vice President and Director

*Michael B. Healy                  Executive Vice President

*Harvey T. Fladeland               Senior Vice President

*Kathryn Ferrero                   Senior Vice President

*Peter D. Golden                   Senior Vice President

*David Kahal                       Senior Vice President

*Kevin M. Kennedy                  President and Director

*Graham Day                        Senior Vice President

*Trey Reynolds                     Senior Vice President

*David Veale                       Senior Vice President

*Alfred D'Urso                     Vice President and Chief Compliance Officer

*Michael Schumacher                Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Gina Jones                        Vice President and Financial Crime Officer

*Yun Zhang                         Vice President and Treasurer

*Francesca Divone                  Secretary

*Evan Hirsch                       Senior Vice President

*Gerald J. Carroll                 Vice President

*Matthew Drummond                  Vice President

*Karen Farley                      Vice President

*Richard Frink                     Vice President

*Michael J. Gass                   Vice President

*Laird Johnson                     Vice President

*Joshua Katz                       Vice President

*James Long                        Vice President

*Page W. Long                      Vice President

*James S. O'Connor                 Vice President

*Matthew A. Schirripa              Vice President

*Samuel Schwartz                   Vice President

*William Sorrentino                Vice President

*Steven Sutter                     Vice President and Assistant Treasurer

*Jonathan Zales                    Vice President

*Stephen Scanlon                   Director and Senior Vice President

*Prabha ("Mary") Ng                Senior Vice President and Chief Information
                                   Security Officer

*Edward Rosenblatt                 Vice President and General Counsel

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

        (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 are maintained by AXA Equitable at 1290 Avenue of the Americas, New York, NY 10104, 135 West 50th Street, New York, NY 10020 and 500 Plaza Drive, Secaucus, NJ 07096.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         AXA Equitable hereby represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, in such case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective contracts.

         The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it complies with the provisions of paragraphs (1) - (4) of that letter.

         The Registrant hereby further represents that it is relying upon Rule 6c-7 of the Investment Company Act of 1940 (the "1940 Act") in claiming an exemption from certain provisions of Sections 22(e) and 27 of the 1940 Act for registered separate accounts offering variable annuity contracts to participants in the Texas Optional Retirement Program. Further, AXA Equitable has or will comply with Rule 6c-7(a)-(d) of the 1940 Act with respect to Texas Optional Retirement Program participants.

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 17th day of April, 2018.


                                      SEPARATE ACCOUNT A OF
                                      AXA EQUITABLE LIFE INSURANCE COMPANY
                                                     (Registrant)

                                      By: AXA Equitable Life Insurance Company
                                                     (Depositor)

                                      By:  /s/ Shane Daly
                                           -------------------------------------
                                           Shane Daly
                                           Vice President and Associate General
                                           Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 17th day of April, 2018.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Shane Daly
                                              ----------------------------------
                                              Shane Daly
                                              Vice President and Associate
                                              General Counsel

As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer,
                               Director and President

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Director
                               and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Executive Director, Chief Accounting Officer
                               and Controller

*DIRECTORS:

Barbara Fallon-Walsh         Mark Pearson
Daniel G. Kaye               Bertram L. Scott
Kristi A. Matus              Charles G.T. Stonehill
Ramon de Oliveira            Richard C. Vaughan

*By:  /s/ Shane Daly
      --------------------------
      Shane Daly
      Attorney-in-Fact
      April 17, 2018

                                 EXHIBIT INDEX

EXHIBIT NO.                                                      TAG VALUE
-----------                                                      -------------

(3)(d)(xvi)   Seventeenth Amendment to General Agent Sales       EX-99.3dxvi
              Agreement

(3)(d)(xvii)  Eighteenth Amendment to General Agent Sales        EX-99.3dxvii
              Agreement

9             Opinion and Consent of Counsel                     EX-99.9

10(a)         Consent of PricewaterhouseCoopers LLP              EX-99.10a

10(b)         Powers of Attorney                                 EX-99.10b

26(b)         AXA Equitable Holdings, Inc. - Subsidiary          EX-99.26b
              Organization Chart Q1-2018